Tax-Managed U.S. Small Cap Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

		Shares	Value†
COMMON STOCKS — (88.6%)
COMMUNICATION SERVICES — (3.3%)
	A.H. Belo Corp., Class A	57,261	$211,293
#	AMC Entertainment Holdings, Inc., Class A	64,618	764,431
#*	AMC Networks, Inc., Class A	41,099	2,193,865
	ATN International, Inc.	28,186	1,586,026
#*	Bandwidth, Inc., Class A	9,811	730,920
	Beasley Broadcast Group, Inc., Class A	5,471	17,781
#*	Boingo Wireless, Inc.	139,117	2,089,537
#*	Boston Omaha Corp., Class A	991	20,960
	Cable One, Inc.	422	513,490
*	Care.com, Inc.	39,514	433,073
#*	Cars.com, Inc.	99,457	1,889,683
	CbdMD, Inc.	6,215	27,035
*	Central European Media Enterprises, Ltd., Class A	23,816	111,935
#*	Cincinnati Bell, Inc.	65,618	250,661
#*	Clear Channel Outdoor Holdings, Inc.	37,408	113,346
#	Cogent Communications Holdings, Inc.	88,424	5,571,596
#*	comScore, Inc.	10,041	33,135
#	Consolidated Communications Holdings, Inc.	112,578	530,242
*	Cumulus Media, Inc., Class A	1,100	16,621
#*	Daily Journal Corp.	249	61,777
*	DHI Group, Inc.	34,373	126,493
	Emerald Expositions Events, Inc.	8,246	87,902
#	Entercom Communications Corp., Class A	65,665	372,977
	Entravision Communications Corp., Class A	90,237	294,173
	EW Scripps Co. (The), Class A	152,076	2,331,325
#*	Fluent, Inc.	9,268	48,194
#*	Gaia, Inc.	9,771	56,476
#	Gannett Co., Inc.	116,482	1,193,941
*	GCI Liberty, Inc., Class A	61,671	3,683,609
#*	Glu Mobile, Inc.	162,168	1,209,773
*	Gray Television, Inc.	138,234	2,453,654
*	Gray Television, Inc., Class A	912	15,349
*	Hemisphere Media Group, Inc.	20,085	247,246
*	IDT Corp., Class B	73,066	742,351
*	IMAX Corp.	56,442	1,238,902
#*	Intelsat SA	79,952	1,810,113
*	Iridium Communications, Inc.	112,323	2,857,497
	John Wiley & Sons, Inc., Class A	57,643	2,623,333
*	Lee Enterprises, Inc.	55,258	119,910
*	Liberty Latin America, Ltd., Class A	51,030	836,382
*	Liberty Latin America, Ltd., Class C	56,214	921,910
*	Liberty Media Corp.-Liberty Braves, Class A	8,885	256,777
*	Liberty Media Corp.-Liberty Braves, Class C	20,880	600,718
*	Liberty TripAdvisor Holdings, Inc., Class A	224,666	2,594,892
#	Lions Gate Entertainment Corp., Class A	16,488	212,860
	Lions Gate Entertainment Corp., Class B	5,268	64,217
*	Loral Space & Communications, Inc.	941	34,619
*	Marchex, Inc., Class B	108,684	472,775
	Marcus Corp. (The)	46,006	1,609,750
#*	Meet Group, Inc. (The)	260,953	897,678
#	Meredith Corp.	68,533	3,759,720
*	MSG Networks, Inc., Class A	106,469	2,021,846
	National CineMedia, Inc.	342,706	2,440,067
#	New Media Investment Group, Inc.	93,625	1,008,341

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	New York Times Co. (The), Class A	213,321	$7,611,293
	Nexstar Media Group, Inc., Class A	73,168	7,446,307
*	ORBCOMM, Inc.	217,876	1,276,753
#*	Pareteum Corp.	18,830	65,905
*	pdvWireless, Inc.	11,908	529,787
#*	QuinStreet, Inc.	147,745	2,406,766
*	Reading International, Inc., Class A	35,897	468,456
*	Reading International, Inc., Class B	2,340	58,055
*	Rosetta Stone, Inc.	41,894	961,886
	Saga Communications, Inc., Class A	17,282	539,544
	Salem Media Group, Inc.	16,375	34,060
	Scholastic Corp.	54,523	1,863,051
	Shenandoah Telecommunications Co.	103,180	4,061,165
	Sinclair Broadcast Group, Inc., Class A	91,559	4,600,840
#*	Social Reality, Inc.	4,334	17,119
	Spok Holdings, Inc.	49,865	647,746
*	TechTarget, Inc.	70,340	1,619,227
	TEGNA, Inc.	64,530	980,211
	Telephone & Data Systems, Inc.	201,647	6,521,264
	Townsquare Media, Inc., Class A	13,238	71,353
#*	Travelzoo	27,729	348,831
	Tribune Media Co., Class A	7,446	346,016
	Tribune Publishing Co.	43,426	359,133
*	TrueCar Inc.	27,374	139,060
*	United States Cellular Corp.	34,381	1,646,506
#*	Urban One, Inc.	39,200	84,280
#*	Vonage Holdings Corp.	386,922	4,797,833
#*	Yelp, Inc.	31,553	1,105,933
*	Zedge, Inc., Class B	17,051	27,452
*	Zynga, Inc., Class A	1,611,163	10,279,220
TOTAL COMMUNICATION SERVICES			117,328,229
CONSUMER DISCRETIONARY — (11.9%)
*	1-800-Flowers.com, Inc., Class A	119,349	2,336,853
	Aaron's, Inc.	116,009	7,314,367
#	Abercrombie & Fitch Co., Class A	106,845	2,022,576
	Acushnet Holdings Corp.	6,773	173,118
#	Adient P.L.C.	76,716	1,822,005
*	Adtalem Global Education, Inc.	83,075	3,935,263
	AMCON Distributing Co.	300	29,301
*	American Axle & Manufacturing Holdings, Inc.	168,922	2,038,889
	American Eagle Outfitters, Inc.	296,064	5,237,372
*	American Outdoor Brands Corp.	61,126	589,255
*	American Public Education, Inc.	40,099	1,324,069
*	America's Car-Mart, Inc.	24,910	2,245,886
	Ark Restaurants Corp.	3,723	71,742
#*	Asbury Automotive Group, Inc.	46,541	4,285,495
#*	At Home Group, Inc.	44,398	265,944
*	AutoNation, Inc.	21,551	1,049,103
*	Barnes & Noble Education, Inc.	97,828	342,398
	Barnes & Noble, Inc.	272,928	1,779,491
	Bassett Furniture Industries, Inc.	27,060	345,827
	BBX Capital Corp.	30,794	132,722
*	Beazer Homes USA, Inc.	1,224	14,345
#	Bed Bath & Beyond, Inc.	19,087	185,335
#	Big Lots, Inc.	96,419	2,468,326
*	Biglari Holdings, Inc., Class A	59	26,963
*	Biglari Holdings, Inc., Class B	2,034	184,687
	BJ's Restaurants, Inc.	56,230	2,232,331

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Blink Charging Co.	6,223	$18,918
	Bloomin' Brands, Inc.	188,225	3,205,472
#*	Boot Barn Holdings, Inc.	103,158	3,227,814
	Bowl America, Inc., Class A	1,400	21,812
#	Brinker International, Inc.	90,837	3,619,854
	Brunswick Corp.	13,800	678,408
#	Buckle, Inc. (The)	6,297	128,144
#*	Build-A-Bear Workshop, Inc.	38,633	164,963
	Caleres, Inc.	81,772	1,535,678
	Callaway Golf Co.	217,556	3,989,977
	Canterbury Park Holding Corp.	6,569	80,470
*	Career Education Corp.	202,478	3,838,983
	Carriage Services, Inc.	46,628	891,527
*	Carrols Restaurant Group, Inc.	121,505	1,132,427
#	Carter's, Inc.	19,906	1,851,656
#	Cato Corp. (The), Class A	58,165	835,831
*	Cavco Industries, Inc.	20,327	3,604,993
*	Century Casinos, Inc.	4,960	48,955
#*	Century Communities, Inc.	133,501	3,680,623
#	Cheesecake Factory, Inc. (The)	93,330	4,020,656
#	Chico's FAS, Inc.	162,816	519,383
#	Children's Place, Inc. (The)	42,020	4,104,093
#	Choice Hotels International, Inc.	65,468	5,617,809
#	Churchill Downs, Inc.	64,854	7,759,781
*	Chuy's Holdings, Inc.	70,894	1,676,643
	Citi Trends, Inc.	17,803	273,276
	Collectors Universe, Inc.	26,791	635,215
#*	Conn's, Inc.	71,920	1,495,936
#*	Container Store Group, Inc. (The)	13,502	82,497
	Cooper Tire & Rubber Co.	129,134	3,476,287
*	Cooper-Standard Holdings, Inc.	31,804	1,573,662
	Core-Mark Holding Co., Inc.	115,588	4,326,459
#	Cracker Barrel Old Country Store, Inc.	23,721	4,120,575
#*	Crocs, Inc.	238,173	5,442,253
	CSS Industries, Inc.	8,412	43,154
	Culp, Inc.	35,956	646,129
	Dana, Inc.	76,069	1,271,113
#	Dave & Buster's Entertainment, Inc.	70,105	2,849,768
*	Deckers Outdoor Corp.	34,618	5,410,101
#*	Del Frisco's Restaurant Group, Inc.	61,834	492,199
*	Del Taco Restaurants, Inc.	66,999	812,028
	Delphi Technologies P.L.C.	75,071	1,406,831
*	Delta Apparel, Inc.	6,563	124,960
*	Denny's Corp.	135,166	3,053,400
	Designer Brands, Inc., Class A	136,838	2,515,082
*	Destination XL Group, Inc.	40,970	72,107
#	Dick's Sporting Goods, Inc.	100,933	3,751,680
#	Dillard's, Inc., Class A	23,978	1,745,119
#	Dine Brands Global, Inc.	18,007	1,478,195
#*	Dorman Products, Inc.	58,084	4,175,078
#*	Drive Shack, Inc.	147,010	767,392
	Educational Development Corp.	5,452	36,256
#*	El Pollo Loco Holdings, Inc.	77,505	762,649
#*	Eldorado Resorts, Inc.	42,636	1,923,736
	Escalade, Inc.	20,056	231,246
	Ethan Allen Interiors, Inc.	85,738	1,764,488
*	Everi Holdings, Inc.	16,971	203,822
	Expedia Group, Inc.	24,627	3,269,020
#*	Express, Inc.	89,741	221,660

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Extended Stay America, Inc.	98,756	$1,651,200
*	Famous Dave's of America, Inc.	18,078	82,616
*	Fiesta Restaurant Group, Inc.	47,521	453,826
	Flanigan's Enterprises, Inc.	1,877	42,289
	Flexsteel Industries, Inc.	13,447	247,021
#*	Floor & Decor Holdings, Inc., Class A	26,062	1,020,327
#*	Fossil Group, Inc.	87,690	968,098
*	Fox Factory Holding Corp.	63,260	5,065,861
*	frontdoor, Inc.	5,000	228,200
#*	Funko, Inc., Class A	3,600	90,036
#	GameStop Corp., Class A	124,430	500,209
#*	Garrett Motion, Inc.	21,634	306,554
*	Genesco, Inc.	74,450	2,931,841
*	Gentherm, Inc.	64,874	2,653,995
*	G-III Apparel Group, Ltd.	85,410	2,447,851
	Goodyear Tire & Rubber Co. (The)	7,467	102,522
#*	GoPro, Inc., Class A	22,507	119,062
	Graham Holdings Co., Class B	8,014	5,952,238
*	Green Brick Partners, Inc.	18,791	176,823
#	Group 1 Automotive, Inc.	35,286	2,962,613
*	Groupon, Inc.	653,942	2,059,917
#	Guess?, Inc.	138,291	2,330,203
#*	Habit Restaurants, Inc. (The), Class A	60,690	606,900
	Hamilton Beach Brands Holding Co., Class A	31,475	516,505
#	Haverty Furniture Cos., Inc.	48,416	876,814
	Haverty Furniture Cos., Inc., Class A	457	8,276
*	Helen of Troy, Ltd.	49,830	7,388,792
#*	Hibbett Sports, Inc.	50,865	935,916
*	Hilton Grand Vacations, Inc.	11,555	377,849
	Hooker Furniture Corp.	27,991	583,612
#*	Horizon Global Corp.	16,767	96,243
*	Houghton Mifflin Harcourt Co.	123,920	724,932
*	Installed Building Products, Inc.	53,555	2,853,410
#	International Game Technology P.L.C.	1,000	13,350
	International Speedway Corp., Class A	27,375	1,234,065
#*	iRobot Corp.	48,029	3,510,920
*	J Alexander's Holdings, Inc.	13,968	150,435
#	Jack in the Box, Inc.	53,012	3,807,852
	Johnson Outdoors, Inc., Class A	22,037	1,498,296
*	K12, Inc.	85,255	2,544,862
	KB Home	93,504	2,456,350
*	Lakeland Industries, Inc.	19,414	208,312
#*	Lands' End, Inc.	21,143	230,459
*	Laureate Education, Inc., Class A	57,384	940,524
	La-Z-Boy, Inc.	116,492	3,843,071
#	LCI Industries	44,007	4,032,361
*	Leaf Group, Ltd.	63,405	386,770
#*	LGI Homes, Inc.	2,259	158,785
#*	Libbey, Inc.	30,970	52,339
	Liberty Tax, Inc.	4,084	48,600
	Lifetime Brands, Inc.	22,827	201,562
*	Lindblad Expeditions Holdings, Inc.	76,229	1,435,392
*	Liquidity Services, Inc.	56,410	367,793
#	Lithia Motors, Inc., Class A	51,735	6,822,812
#*	Lumber Liquidators Holdings, Inc.	43,357	380,241
*	M/I Homes, Inc.	42,762	1,512,492
*	Malibu Boats, Inc., Class A	58,307	1,756,790
#	Marine Products Corp.	40,616	652,293
*	MarineMax, Inc.	81,558	1,259,256

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Marriott Vacations Worldwide Corp.	52,110	$5,327,205
*	MasterCraft Boat Holdings, Inc.	51,858	860,843
#*	Mattel, Inc.	51,289	748,819
	MDC Holdings, Inc.	89,497	3,234,422
»	Media General, Inc. Contingent Value Rights	64,715	2,537
*	Meritage Homes Corp.	43,894	2,756,982
#*	Michaels Cos., Inc. (The)	149,860	1,029,538
*	Modine Manufacturing Co.	83,141	1,140,695
#*	Monarch Casino & Resort, Inc.	36,281	1,707,747
#	Monro, Inc.	45,850	3,861,028
#*	Motorcar Parts of America, Inc.	53,870	963,196
	Movado Group, Inc.	41,516	1,093,116
*	Murphy USA, Inc.	58,705	5,187,174
	Nathan's Famous, Inc.	15,237	1,075,885
#*	National Vision Holdings, Inc.	29,700	938,223
*	Nautilus, Inc.	43,562	84,075
*	New Home Co., Inc. (The)	28,539	118,722
#*	Noodles & Co.	46,743	346,366
	Office Depot, Inc.	761,096	1,552,636
#*	Overstock.com, Inc.	50,852	1,145,187
#	Oxford Industries, Inc.	32,402	2,371,502
#	Papa John's International, Inc.	52,571	2,335,204
#*	Party City Holdco, Inc.	78,393	500,147
#*	Penn National Gaming, Inc.	63,991	1,249,104
#	Penske Automotive Group, Inc.	69,913	3,213,901
#	PetMed Express, Inc.	65,339	1,134,938
*	Planet Fitness, Inc., Class A	76,446	6,013,242
#*	Playa Hotels & Resorts NV	9,189	67,355
*	PlayAGS, Inc.	16,337	306,482
*	Potbelly Corp.	32,339	134,530
#*	Quotient Technology Inc.	24,637	259,181
	RCI Hospitality Holdings, Inc.	15,408	261,166
*	Red Lion Hotels Corp.	44,924	305,034
#*	Red Robin Gourmet Burgers, Inc.	31,274	1,032,667
*	Regis Corp.	83,833	1,534,144
#*	RH	18,208	2,538,195
	Rocky Brands, Inc.	20,684	651,960
*	Rubicon Project, Inc. (The)	120,325	915,673
#*	RumbleON, Inc., Class B	4,112	19,203
	Ruth's Hospitality Group, Inc.	103,292	2,300,313
#*	Sally Beauty Holdings, Inc.	190,910	2,623,103
#*	Scientific Games Corp., Class A	52,730	1,078,328
#*	SeaWorld Entertainment, Inc.	51,744	1,581,814
*	Select Interior Concepts, Inc., Class A	3,122	35,747
#*	Shake Shack, Inc., Class A	40,071	2,991,701
*	Shiloh Industries, Inc.	58,593	295,309
#	Shoe Carnival, Inc.	48,652	1,234,788
*	Shutterfly, Inc.	56,504	2,864,188
	Shutterstock, Inc.	43,678	1,675,925
	Signet Jewelers, Ltd.	57,963	1,051,449
*	Skechers U.S.A., Inc., Class A	70,830	2,687,290
*	Skyline Champion Corp.	38,512	1,097,592
#*	Sleep Number Corp.	89,608	4,406,025
#	Sonic Automotive, Inc., Class A	53,942	1,487,181
#*	Sonos, Inc.	14,600	158,410
#*	Sotheby's	86,805	5,183,127
	Speedway Motorsports, Inc.	53,969	1,068,586
#*	Sportsman's Warehouse Holdings, Inc.	71,056	319,041
#*	Stamps.com, Inc.	23,569	1,125,420

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Standard Motor Products, Inc.	57,284	$2,635,637
	Steven Madden, Ltd.	165,451	5,709,714
#*	Stitch Fix, Inc., Class A	10,395	271,102
*	Stoneridge, Inc.	93,017	3,029,564
	Strategic Education, Inc.	49,832	8,869,598
	Strattec Security Corp.	7,730	160,707
	Superior Group of Cos, Inc.	24,071	409,688
	Superior Industries International, Inc.	32,548	83,323
#	Tailored Brands, Inc.	113,489	552,691
*	Tandy Leather Factory, Inc.	23,665	137,730
*	Taylor Morrison Home Corp.	150,772	3,395,385
*	Tempur Sealy International, Inc.	25,595	2,053,231
#	Tenneco, Inc., Class A	76,520	691,741
	Texas Roadhouse, Inc.	88,757	4,902,049
	Thor Industries, Inc.	6,872	409,571
#	Tile Shop Holdings, Inc.	56,028	145,113
	Tilly's, Inc., Class A	38,857	318,239
*	TopBuild Corp.	64,007	5,192,888
	Tower International, Inc.	30,375	935,550
#*	Town Sports International Holdings, Inc.	52,311	80,036
*	TravelCenters of America LLC	41,760	144,072
*	TRI Pointe Group, Inc.	228,472	3,127,782
	Tupperware Brands Corp.	36,492	558,693
#	Twin River Worldwide Holding, Inc.	1,978	52,199
*	Unifi, Inc.	37,068	693,542
*	Universal Electronics, Inc.	34,139	1,461,832
#*	Urban Outfitters, Inc.	129,940	3,093,871
#*	Veoneer, Inc.	10,658	193,443
*	Vera Bradley, Inc.	48,570	570,697
#*	Vince Holding Corp.	1,906	26,760
*	Vista Outdoor, Inc.	70,234	505,685
#*	Visteon Corp.	59,589	3,925,723
#*	Vitamin Shoppe, Inc.	40,688	179,841
*	VOXX International Corp.	55,708	261,271
#*	Vuzix Corp.	5,900	11,623
*	Weight Watchers International, Inc.	50,509	1,093,520
#	Wendy's Co. (The)	362,549	6,594,766
	Weyco Group, Inc.	14,890	409,773
#*	William Lyon Homes, Class A	63,629	1,249,674
#	Williams-Sonoma, Inc.	17,045	1,136,561
#	Wingstop, Inc.	28,782	2,751,271
	Winmark Corp.	10,214	1,726,268
#	Winnebago Industries, Inc.	77,870	3,138,161
#	Wolverine World Wide, Inc.	114,766	3,115,897
#*	ZAGG, Inc.	61,437	407,327
*	Zumiez, Inc.	49,163	1,217,768
TOTAL CONSUMER DISCRETIONARY			416,945,377
CONSUMER STAPLES — (3.5%)
	Alico, Inc.	10,504	335,078
	Andersons, Inc. (The)	51,926	1,394,213
#*	Avon Products, Inc.	617,317	2,623,597
#	B&G Foods, Inc.	65,549	1,198,236
#*	BJ's Wholesale Club Holdings, Inc.	7,079	166,781
#*	Boston Beer Co., Inc. (The), Class A	10,813	4,242,156
*	Bridgford Foods Corp.	6,838	243,911
#	Calavo Growers, Inc.	33,621	2,973,441
#	Cal-Maine Foods, Inc.	74,426	2,959,922
	Casey's General Stores, Inc.	9,982	1,616,186

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Central Garden & Pet Co.	27,336	$830,468
*	Central Garden & Pet Co., Class A	76,906	2,118,760
*	Chefs' Warehouse, Inc. (The)	74,343	2,711,289
#	Coca-Cola Consolidated, Inc.	12,876	3,779,492
*	Coffee Holding Co., Inc.	7,765	31,371
*	Craft Brew Alliance, Inc.	69,668	1,094,484
*	Darling Ingredients, Inc.	292,864	5,953,925
*	Edgewell Personal Care Co.	98,854	3,008,127
#*	elf Beauty Inc.	18,347	304,377
#	Energizer Holdings, Inc.	91,522	3,851,246
#*	Farmer Brothers Co.	48,843	793,210
#	Flowers Foods, Inc.	60,749	1,439,751
	Fresh Del Monte Produce, Inc.	91,186	2,765,671
*	Hain Celestial Group, Inc. (The)	1,676	36,487
#*	Hostess Brands, Inc.	118,036	1,666,668
#	Ingles Markets, Inc., Class A	46,616	1,467,472
	Inter Parfums, Inc.	63,168	4,376,279
#	J&J Snack Foods Corp.	26,004	4,832,583
	John B. Sanfilippo & Son, Inc.	31,178	2,709,680
#	Lancaster Colony Corp.	38,638	6,020,573
*	Landec Corp.	76,604	855,667
#*	Lifevantage Corp.	40,287	467,329
*	Lifeway Foods, Inc.	4,180	14,254
	Limoneira Co.	29,520	584,201
	Mannatech, Inc.	1,440	23,083
	Medifast, Inc.	34,884	3,894,799
#	MGP Ingredients, Inc.	44,536	2,226,355
#	National Beverage Corp.	81,150	3,532,460
*	Natural Alternatives International, Inc.	22,059	222,575
*	Natural Grocers by Vitamin Cottage, Inc.	34,380	315,265
#	Natural Health Trends Corp.	1,244	9,342
*	Nature's Sunshine Products, Inc.	216	1,950
	Nu Skin Enterprises, Inc., Class A	32,345	1,293,153
	Oil-Dri Corp. of America	13,193	467,428
*	Performance Food Group Co.	77,695	3,406,926
	PriceSmart, Inc.	47,398	2,891,278
#*	Primo Water Corp.	63,112	932,164
#*	Pyxus International, Inc.	12,036	171,754
#*	Revlon, Inc., Class A	15,397	306,708
#*	RiceBran Technologies	5,300	14,946
	Rocky Mountain Chocolate Factory, Inc.	9,263	83,367
#	Sanderson Farms, Inc.	46,425	6,082,603
	Seaboard Corp.	99	404,082
*	Seneca Foods Corp., Class A	22,487	710,139
*	Seneca Foods Corp., Class B	1,443	45,310
*	Simply Good Foods Co. (The)	14,968	407,579
	SpartanNash Co.	66,657	787,886
	Spectrum Brands Holdings, Inc.	28,883	1,447,327
#*	Sprouts Farmers Market, Inc.	158,125	2,677,056
#	Tootsie Roll Industries, Inc.	39,385	1,471,424
#*	TreeHouse Foods, Inc.	88,175	5,232,305
#	Turning Point Brands, Inc.	34,251	1,271,740
#*	United Natural Foods, Inc.	86,106	849,005
	United-Guardian, Inc.	14,172	277,488
	Universal Corp.	35,059	2,086,011
#*	USANA Health Sciences, Inc.	53,904	3,668,167
#	Vector Group, Ltd.	172,936	1,997,411
#	Village Super Market, Inc., Class A	19,588	490,288
#	WD-40 Co.	20,997	3,812,215

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Weis Markets, Inc.	36,255	$1,321,495
#*	Youngevity International, Inc.	3,900	18,291
TOTAL CONSUMER STAPLES			124,318,260
ENERGY — (3.6%)
	Adams Resources & Energy, Inc.	8,197	267,468
#*	Antero Resources Corp.	2,100	9,681
*	Apergy Corp.	30,194	982,211
#	Arch Coal, Inc., Class A	36,717	3,273,688
	Archrock, Inc.	136,596	1,499,824
*	Ardmore Shipping Corp.	43,373	318,358
#*	Basic Energy Services, Inc.	28,887	51,419
#	Berry Petroleum Corp.	9,161	89,778
#*	Bonanza Creek Energy, Inc.	33,427	728,709
*	C&J Energy Services, Inc.	19,870	217,378
*	Cactus, Inc., Class A	15,874	466,219
#*	California Resources Corp.	68,988	1,056,206
#*	Callon Petroleum Co.	332,739	1,637,076
#*	Carrizo Oil & Gas, Inc.	182,116	1,735,565
#*	Centennial Resource Development, Inc., Class A	60,464	359,761
#*	Chaparral Energy, Inc., Class A	4,592	16,302
*	Clean Energy Fuels Corp.	292,014	779,677
#*	CNX Resources Corp.	237,825	1,954,921
*	CONSOL Energy, Inc.	38,723	832,157
*	Contura Energy, Inc.	2,362	84,630
#	Core Laboratories NV	3,174	159,240
#	CVR Energy, Inc.	29,913	1,587,483
*	Dawson Geophysical Co.	38,489	91,604
#	Delek US Holdings, Inc.	156,490	6,741,589
	DHT Holdings, Inc.	274,510	1,550,981
#*	Diamond Offshore Drilling, Inc.	93,669	846,768
#	DMC Global, Inc.	39,931	2,085,995
*	Dorian LPG, Ltd.	68,277	624,735
#*	Dril-Quip, Inc.	83,890	4,414,292
*	Earthstone Energy, Inc., Class A	37,026	162,174
#	EnLink Midstream LLC	89,120	855,552
#	EQT Corp.	17,657	266,797
*	Era Group, Inc.	34,924	360,416
	Evolution Petroleum Corp.	53,129	324,087
*	Exterran Corp.	44,200	603,330
#*	Extraction Oil & Gas, Inc.	144,508	536,125
*	Forum Energy Technologies, Inc.	189,390	496,202
*	Frank's International NV	60,083	342,473
*	FTS International, Inc.	23,232	92,231
	GasLog, Ltd.	102,386	1,457,977
*	Geospace Technologies Corp.	25,198	393,341
*	Goodrich Petroleum Corp.	7,444	85,680
	Green Plains, Inc.	50,355	508,082
*	Gulf Island Fabrication, Inc.	65,466	468,737
#*	Gulfport Energy Corp.	67,159	253,861
	Hallador Energy Co.	44,558	238,831
*	Helix Energy Solutions Group, Inc.	277,075	2,427,177
*	International Seaways, Inc.	54,065	919,646
#*	ION Geophysical Corp.	25,157	243,017
#*	Jagged Peak Energy, Inc.	56,879	417,492
*	Keane Group, Inc.	110,288	693,711
*	KLX Energy Services Holdings, Inc.	41,740	656,153
#	Kosmos Energy, Ltd.	429,461	2,581,061
*	Laredo Petroleum, Inc.	291,581	968,049

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Lonestar Resources US, Inc., Class A	27,670	$68,622
#	Mammoth Energy Services, Inc.	11,994	77,721
#*	Matador Resources Co.	142,461	2,511,587
*	Matrix Service Co.	86,647	1,591,705
#*	McDermott International, Inc.	392,110	2,517,346
*	Midstates Petroleum Co., Inc.	26,491	120,534
*	Mitcham Industries, Inc.	12,886	53,606
*	Montage Resources Corp.	3,336	11,142
#	Murphy Oil Corp.	13,292	319,540
#	Nabors Industries, Ltd.	550,131	1,628,388
	NACCO Industries, Inc., Class A	15,945	847,477
*	Natural Gas Services Group, Inc.	27,174	435,871
#*	NCS Multistage Holdings, Inc.	9,951	31,943
*	Newpark Resources, Inc.	409,450	3,124,103
*	Nine Energy Service, Inc.	5,763	74,170
#*	Northern Oil and Gas, Inc.	305,408	494,761
*	Oasis Petroleum, Inc.	509,920	2,483,310
*	Oceaneering International, Inc.	199,785	3,086,678
*	Oil States International, Inc.	60,247	898,885
*	Pacific Drilling SA	1,708	16,055
	Panhandle Oil and Gas, Inc., Class A	39,775	469,743
*	Par Pacific Holdings, Inc.	41,869	965,499
	Patterson-UTI Energy, Inc.	307,682	3,578,342
	PBF Energy, Inc., Class A	218,320	6,097,678
#*	PDC Energy, Inc.	80,646	2,316,960
	Peabody Energy Corp.	120,184	2,531,075
#*	Penn Virginia Corp.	22,186	759,649
*	ProPetro Holding Corp.	88,760	1,609,219
*	QEP Resources, Inc.	199,531	987,678
#	Range Resources Corp.	263,195	1,497,580
#*	Renewable Energy Group, Inc.	118,975	1,616,870
#*	REX American Resources Corp.	18,425	1,374,505
*	RigNet, Inc.	22,067	192,645
*	Ring Energy, Inc.	86,821	212,711
#	RPC, Inc.	102,842	635,564
*	SAExploration Holdings, Inc.	4,035	13,114
#*	SandRidge Energy, Inc.	36,344	245,322
	Scorpio Tankers, Inc.	73,794	1,934,141
*	SEACOR Holdings, Inc.	29,976	1,428,057
*	SEACOR Marine Holdings, Inc.	19,687	277,193
*	Select Energy Services, Inc., Class A	40,396	410,827
	SemGroup Corp., Class A	87,308	1,106,192
#	Ship Finance International, Ltd.	107,589	1,414,795
*	SilverBow Resources, Inc.	4,514	46,900
	SM Energy Co.	136,568	1,361,583
#*	Smart Sand, Inc.	6,902	16,220
#	Solaris Oilfield Infrastructure, Inc., Class A	63,651	910,846
#*	Southwestern Energy Co.	658,425	1,448,535
#*	SRC Energy, Inc.	430,998	1,758,472
*	Superior Energy Services, Inc.	292,383	265,250
*	Talos Energy, Inc.	35,768	736,105
*	TETRA Technologies, Inc.	219,570	342,529
*	Tidewater, Inc.	11,321	260,270
#*	Transocean, Ltd.	620,203	3,770,834
*	Unit Corp.	67,487	438,665
#	US Silica Holdings, Inc.	89,492	1,240,359
	Valaris P.L.C.	215,676	1,766,386
*	W&T Offshore, Inc.	283,415	1,272,533
#*	Whiting Petroleum Corp.	123,243	2,178,936

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	World Fuel Services Corp.	89,961	$3,512,077
*	WPX Energy, Inc.	40,726	425,179
TOTAL ENERGY			124,636,399
FINANCIALS — (18.7%)
#	1st Constitution Bancorp	170	3,096
	1st Source Corp.	56,132	2,635,397
	ACNB Corp.	1,396	52,071
	Affiliated Managers Group, Inc.	680	58,337
*	Allegiance Bancshares, Inc.	13,944	467,961
*	A-Mark Precious Metals, Inc.	5,785	73,354
*	Ambac Financial Group, Inc.	28,864	525,902
	American Equity Investment Life Holding Co.	129,659	3,345,202
	American National Bankshares, Inc.	11,885	439,626
	American National Insurance Co.	10,537	1,275,188
	American River Bankshares	2,368	31,139
	Ameris Bancorp	132,497	5,269,406
	AMERISAFE, Inc.	46,160	3,003,170
	AmeriServ Financial, Inc.	87,157	357,344
	Argo Group International Holdings, Ltd.	60,193	4,119,609
	Arrow Financial Corp.	40,712	1,354,081
	Artisan Partners Asset Management, Inc., Class A	94,214	2,787,792
#*	Ashford, Inc.	2,291	78,604
	Associated Banc-Corp	276,878	5,999,946
#	Associated Capital Group, Inc., Class A	212	7,922
	Atlantic American Corp.	4,900	11,515
*	Atlantic Capital Bancshares, Inc.	33,922	623,826
	Atlantic Union Bankshares Corp.	110,132	4,188,320
*	Atlanticus Holdings Corp.	19,846	93,673
	Auburn National Bancorporation, Inc.	300	11,604
#*	Axos Financial, Inc.	104,916	3,075,088
	Banc of California, Inc.	94,251	1,473,143
	BancFirst Corp.	44,276	2,583,062
*	Bancorp, Inc. (The)	154,066	1,491,359
#	BancorpSouth Bank	196,194	5,864,239
	Bank of Commerce Holdings	8,387	90,328
#	Bank of Hawaii Corp.	68,402	5,831,270
	Bank of Marin Bancorp	19,870	868,716
	Bank of NT Butterfield & Son, Ltd. (The)	20,543	645,666
	Bank OZK	674	20,611
	BankFinancial Corp.	33,214	445,400
	BankUnited, Inc.	101,041	3,476,821
	Bankwell Financial Group, Inc.	2,181	61,286
	Banner Corp.	67,708	4,012,376
	Bar Harbor Bankshares	18,966	481,547
*	Baycom Corp.	3,516	80,516
	BCB Bancorp, Inc.	11,993	153,870
*	Berkshire Bancorp, Inc.	150	1,965
	Berkshire Hills Bancorp, Inc.	93,115	3,054,172
	BGC Partners, Inc., Class A	85,450	470,830
*	Blucora, Inc.	92,763	2,777,324
	Blue Capital Reinsurance Holdings, Ltd.	1,285	10,344
	Boston Private Financial Holdings, Inc.	203,462	2,347,951
	Bridge Bancorp, Inc.	28,325	827,373
*	Bridgewater Bancshares, Inc.	1,400	16,688
*	Brighthouse Financial, Inc.	689	26,988
*	BrightSphere Investment Group P.L.C.	90,066	963,706
	Brookline Bancorp, Inc.	147,121	2,181,804
	Bryn Mawr Bank Corp.	41,204	1,527,844

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Byline Bancorp, Inc.	2,192	$41,889
	C&F Financial Corp.	3,311	179,787
	Cadence BanCorp	113,552	1,946,281
	California First National Bancorp	3,097	53,609
#	Cambridge Bancorp	221	17,282
	Camden National Corp.	31,684	1,416,592
*	Cannae Holdings, Inc.	27,105	784,690
	Capital City Bank Group, Inc.	18,768	484,590
	Capitol Federal Financial, Inc.	341,231	4,661,215
	Capstar Financial Holdings, Inc.	9,782	158,468
	Carolina Financial Corp.	21,955	771,060
	Cathay General Bancorp	206,467	7,684,702
	CBTX, Inc.	1,668	50,274
	CenterState Banks Corp.	118,060	2,871,219
	Central Pacific Financial Corp.	36,153	1,065,429
	Central Valley Community Bancorp	6,161	127,718
	Century Bancorp, Inc., Class A	4,437	371,599
	Chemung Financial Corp.	763	33,297
	Citizens & Northern Corp.	12,978	332,496
#	Citizens Community Bancorp, Inc.	20,282	221,074
	Citizens Holding Co.	592	12,556
#*	Citizens, Inc.	100,100	745,745
#	City Holding Co.	36,845	2,853,645
	Civista Bancshares, Inc.	7,234	160,378
	CNB Financial Corp.	19,642	554,297
	CNO Financial Group, Inc.	336,171	5,684,652
	Codorus Valley Bancorp, Inc.	3,272	76,565
#	Cohen & Steers, Inc.	58,981	3,088,835
	Colony Bankcorp, Inc.	1,629	27,286
	Columbia Banking System, Inc.	145,269	5,478,094
*	Columbia Financial, Inc.	3,402	52,017
	Community Bank System, Inc.	93,818	6,191,050
	Community Bankers Trust Corp.	4,335	34,507
	Community Financial Corp. (The)	1,099	35,750
	Community Trust Bancorp, Inc.	43,311	1,831,622
	Community West Bancshares	1,200	11,580
	ConnectOne Bancorp, Inc.	61,689	1,410,211
#*	Consumer Portfolio Services, Inc.	48,217	175,992
#	County Bancorp, Inc.	952	17,003
#*	Cowen, Inc., Class A	46,810	821,984
#	Crawford & Co., Class A	70,697	730,300
	Crawford & Co., Class B	50,444	472,660
#*	Curo Group Holdings Corp.	4,882	60,634
*	Customers Bancorp, Inc.	137,533	2,835,930
	CVB Financial Corp.	230,262	5,068,067
	Diamond Hill Investment Group, Inc.	7,918	1,116,042
	Dime Community Bancshares, Inc.	93,580	1,888,444
	Donegal Group, Inc., Class A	45,810	680,279
	Donegal Group, Inc., Class B	870	11,971
*	Donnelley Financial Solutions, Inc.	124,573	1,697,930
	Eagle Bancorp, Inc.	64,275	2,590,925
#	Eaton Vance Corp.	11,709	521,051
#*	eHealth, Inc.	50,417	5,230,764
*	Elevate Credit, Inc.	23,452	97,560
	EMC Insurance Group, Inc.	45,244	1,626,069
	Employers Holdings, Inc.	63,359	2,781,460
#*	Encore Capital Group, Inc.	57,829	2,080,687
*	Enova International, Inc.	90,539	2,440,026
*	Enstar Group, Ltd.	17,850	3,162,127

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Entegra Financial Corp.	1,415	$42,181
	Enterprise Bancorp, Inc.	5,676	173,402
	Enterprise Financial Services Corp.	46,305	1,929,992
*	Equity Bancshares, Inc., Class A	18,373	486,701
	ESSA Bancorp, Inc.	14,300	219,505
*	Essent Group, Ltd.	42,753	1,973,478
	Evans Bancorp, Inc.	2,846	105,473
	Evercore, Inc., Class A	53,675	4,635,910
#*	EZCORP, Inc., Class A	100,394	988,881
	Farmers National Banc Corp.	25,532	373,023
	FB Financial Corp.	7,505	285,265
	FBL Financial Group, Inc., Class A	40,672	2,550,134
	Federal Agricultural Mortgage Corp., Class A	1,115	76,500
	Federal Agricultural Mortgage Corp., Class C	23,600	1,823,572
#	Federated Investors, Inc., Class B	167,751	5,829,347
	FedNat Holding Co.	32,651	407,811
	Financial Institutions, Inc.	36,632	1,127,899
*	First Acceptance Corp.	96,214	86,593
	First Bancorp	55,196	2,038,940
	First BanCorp	291,191	3,133,215
	First Bancorp, Inc.	15,097	395,692
	First Bancshares, Inc. (The)	5,799	192,585
	First Bank	6,366	72,445
	First Busey Corp.	84,921	2,295,415
	First Business Financial Services, Inc.	7,367	175,556
#	First Choice Bancorp	4,152	92,174
	First Citizens BancShares, Inc., Class A	1,503	701,931
	First Commonwealth Financial Corp.	178,386	2,456,375
	First Community Bancshares, Inc.	41,219	1,363,112
	First Community Corp.	400	7,644
	First Defiance Financial Corp.	54,410	1,562,655
	First Financial Bancorp	173,297	4,417,341
#	First Financial Bankshares, Inc.	125,116	4,097,549
	First Financial Corp.	25,478	1,106,000
	First Financial Northwest, Inc.	27,065	400,021
	First Foundation, Inc.	61,880	930,675
	First Hawaiian, Inc.	60,429	1,617,080
	First Horizon National Corp.	8,945	146,698
	First Internet Bancorp	12,265	258,546
	First Interstate BancSystem, Inc., Class A	76,271	3,053,128
	First Merchants Corp.	97,703	3,850,475
	First Mid Bancshares, Inc.	6,664	227,109
	First Midwest Bancorp, Inc.	192,486	4,163,472
	First Northwest Bancorp	7,344	118,018
	First of Long Island Corp. (The)	43,021	951,625
	First United Corp.	1,912	40,706
	FirstCash, Inc.	83,455	8,398,911
	Flagstar Bancorp, Inc.	86,800	2,992,864
	Flushing Financial Corp.	77,544	1,578,796
	FNB Corp.	173,089	2,085,722
#	Franklin Financial Network, Inc.	23,178	683,751
	FS Bancorp, Inc.	3,416	168,409
	Fulton Financial Corp.	354,355	6,024,035
#	GAIN Capital Holdings, Inc.	67,039	285,586
	GAMCO Investors, Inc., Class A	13,077	265,463
*	Genworth Financial, Inc., Class A	6,100	24,339
	German American Bancorp, Inc.	52,618	1,660,098
	Glacier Bancorp, Inc.	134,100	5,620,131
	Global Indemnity, Ltd.	24,008	679,186

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Goosehead Insurance, Inc., Class A	1,300	$58,513
	Great Southern Bancorp, Inc.	34,088	2,043,916
	Great Western Bancorp, Inc.	79,580	2,691,396
*	Green Dot Corp., Class A	84,511	4,283,863
#	Greenhill & Co., Inc.	107,072	1,777,395
#*	Greenlight Capital Re, Ltd., Class A	140,116	1,169,969
	Guaranty Bancshares, Inc.	3,073	94,710
	Guaranty Federal Bancshares, Inc.	2,022	47,719
*	Hallmark Financial Services, Inc.	33,293	516,042
#	Hamilton Lane, Inc., Class A	8,660	508,342
	Hancock Whitney Corp.	88,958	3,693,536
	Hanmi Financial Corp.	85,261	1,832,259
	Hanover Insurance Group, Inc. (The)	50,699	6,576,167
#*	HarborOne Bancorp, Inc.	14,319	274,209
	Hawthorn Bancshares, Inc.	2,198	53,697
	HCI Group, Inc.	33,285	1,334,396
#	Heartland Financial USA, Inc.	46,294	2,226,278
#	Hennessy Advisors, Inc.	2,761	27,610
	Heritage Commerce Corp.	131,114	1,621,880
	Heritage Financial Corp.	54,712	1,560,386
	Heritage Insurance Holdings, Inc.	27,177	365,259
	Hilltop Holdings, Inc.	197,180	4,472,042
	Hingham Institution for Savings	1,923	370,735
*	HMN Financial, Inc.	2,746	58,215
	Home Bancorp, Inc.	2,487	92,914
#	Home BancShares, Inc.	240,974	4,739,959
*	HomeStreet, Inc.	52,779	1,531,647
	HomeTrust Bancshares, Inc.	11,678	305,146
	Hope Bancorp, Inc.	260,431	3,841,357
#*»	HopFed Bancorp, Inc.	5,577	112,304
	Horace Mann Educators Corp.	77,779	3,378,720
	Horizon Bancorp, Inc.	67,359	1,173,394
#	Houlihan Lokey, Inc.	17,046	784,116
*	Howard Bancorp, Inc.	6,442	95,921
	IBERIABANK Corp.	23,864	1,874,994
	Independence Holding Co.	2,009	76,141
	Independent Bank Corp.	46,556	3,620,195
	Independent Bank Corp.	21,971	477,650
	Independent Bank Group, Inc.	45,778	2,600,648
#	Interactive Brokers Group, Inc., Class A	114,563	5,872,499
	International Bancshares Corp.	113,925	4,286,998
*	INTL. FCStone, Inc.	34,579	1,410,132
	Investar Holding Corp.	678	16,347
	Investors Bancorp, Inc.	25,119	285,352
	Investors Title Co.	2,479	406,804
	James River Group Holdings, Ltd.	33,682	1,611,010
	Kearny Financial Corp.	175,852	2,347,624
	Kemper Corp.	86,600	7,622,532
	Kentucky First Federal Bancorp	3,402	25,855
	Kingstone Cos., Inc.	20,452	173,433
	Kinsale Capital Group, Inc.	10,630	955,212
	Ladenburg Thalmann Financial Services, Inc.	230,662	712,746
	Lake Shore Bancorp, Inc.	338	5,019
	Lakeland Bancorp, Inc.	89,736	1,469,876
	Lakeland Financial Corp.	60,442	2,779,728
	Landmark Bancorp, Inc.	3,138	74,528
	Lazard, Ltd., Class A	7,366	285,138
	LCNB Corp.	2,648	47,690
	LegacyTexas Financial Group, Inc.	98,078	4,191,854

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Legg Mason, Inc.	30	$1,130
#*	LendingClub Corp.	129,485	1,913,788
#*	LendingTree, Inc.	16,526	5,330,296
*	Limestone Bancorp, Inc.	857	12,992
#	Live Oak Bancshares, Inc.	29,302	570,510
	Luther Burbank Corp.	2,130	23,771
	Macatawa Bank Corp.	60,005	616,851
	Mackinac Financial Corp.	7,750	119,350
*	Magyar Bancorp, Inc.	809	9,546
*	Malvern Bancorp, Inc.	1,300	27,612
	Marlin Business Services Corp.	37,093	860,929
#*	MBIA, Inc.	159,089	1,484,300
	MBT Financial Corp.	29,000	312,620
	Mercantile Bank Corp.	27,018	907,805
	Merchants Bancorp	2,630	47,051
	Mercury General Corp.	77,822	4,413,286
	Meridian Bancorp, Inc.	101,526	1,861,987
	Meta Financial Group, Inc.	65,821	2,031,894
*	Metropolitan Bank Holding Corp.	833	34,961
*	MGIC Investment Corp.	216,764	2,785,417
	Mid Penn Bancorp, Inc.	2,400	62,520
	Middlefield Banc Corp.	307	13,397
	Midland States Bancorp, Inc.	17,122	464,349
	MidSouth Bancorp, Inc.	27,342	334,393
	MidWestOne Financial Group, Inc.	9,347	290,411
	Moelis & Co., Class A	61,697	2,248,239
#*	Mr Cooper Group, Inc.	38,654	294,157
	MutualFirst Financial, Inc.	9,275	302,272
	National Bank Holdings Corp., Class A	58,487	2,121,908
	National Bankshares, Inc.	1,806	66,172
	National General Holdings Corp.	67,093	1,659,210
	National Security Group, Inc. (The)	1,000	11,190
	National Western Life Group, Inc., Class A	2,443	657,167
	Navient Corp.	208,021	2,943,497
#	NBT Bancorp, Inc.	82,955	3,210,358
	Nelnet, Inc., Class A	59,149	3,700,361
»	NewStar Financial, Inc.	112,900	10,985
*	Nicholas Financial, Inc.	9,480	79,442
*	Nicolet Bankshares, Inc.	4,348	285,707
*	NMI Holdings, Inc., Class A	102,175	2,542,114
*	Northeast Bank	7,526	165,196
	Northfield Bancorp, Inc.	98,988	1,549,162
	Northrim BanCorp, Inc.	11,583	451,390
	Northwest Bancshares, Inc.	259,647	4,452,946
	Norwood Financial Corp.	949	32,854
	OceanFirst Financial Corp.	79,941	1,950,560
	OFG Bancorp	81,453	1,843,281
#	Ohio Valley Banc Corp.	1,400	50,484
	Old Line Bancshares, Inc.	23,389	660,505
	Old National Bancorp	243,405	4,286,362
	Old Second Bancorp, Inc.	46,116	605,964
*	On Deck Capital, Inc.	92,370	330,685
	OneMain Holdings, Inc.	45,669	1,892,980
	Oppenheimer Holdings, Inc., Class A	10,748	313,197
	Opus Bank	44,699	1,001,705
#	Origin Bancorp, Inc.	1,286	44,766
	Oritani Financial Corp.	104,517	1,891,758
	Orrstown Financial Services, Inc.	4,279	97,861
*	Pacific Mercantile Bancorp	35,354	272,933

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Pacific Premier Bancorp, Inc.	83,417	$2,638,480
#	Park National Corp.	16,584	1,568,681
	Parke Bancorp, Inc.	3,933	94,274
	PCSB Financial Corp.	3,775	73,386
	Peapack Gladstone Financial Corp.	40,441	1,149,738
	Penns Woods Bancorp, Inc.	5,789	262,589
	Pennymac Financial Services, Inc.	50,895	1,221,989
	Peoples Bancorp of North Carolina, Inc.	1,084	29,398
	Peoples Bancorp, Inc.	36,359	1,178,395
	Peoples Financial Services Corp.	60	2,903
	People's Utah Bancorp	23,623	715,777
#	Pinnacle Financial Partners, Inc.	66,239	4,023,357
	Piper Jaffray Cos.	17,595	1,360,094
#	PJT Partners, Inc., Class A	31,874	1,343,808
	Popular, Inc.	93,185	5,363,729
#*	PRA Group, Inc.	105,239	3,276,090
	Preferred Bank	30,623	1,659,460
	Premier Financial Bancorp, Inc.	19,676	307,339
	Primerica, Inc.	56,551	6,938,242
	ProAssurance Corp.	105,362	4,118,601
#	Prosperity Bancshares, Inc.	3,383	234,746
	Protective Insurance Corp., Class A	550	8,993
	Protective Insurance Corp., Class B	16,176	267,713
#*	Provident Bancorp, Inc.	257	7,106
	Provident Financial Holdings, Inc.	6,061	125,887
	Provident Financial Services, Inc.	105,610	2,553,650
	Prudential Bancorp, Inc.	1,711	31,260
	Pzena Investment Management, Inc., Class A	38,493	313,333
	QCR Holdings, Inc.	22,834	873,629
	Radian Group, Inc.	324,032	7,387,930
	RBB Bancorp	6,113	122,871
*	Regional Management Corp.	23,372	563,966
	Renasant Corp.	96,580	3,466,256
	Republic Bancorp, Inc., Class A	39,187	1,871,963
*	Republic First Bancorp, Inc.	57,875	251,756
	Riverview Bancorp, Inc.	42,903	364,676
#	RLI Corp.	70,858	6,386,432
	S&T Bancorp, Inc.	62,285	2,371,190
*	Safeguard Scientifics, Inc.	55,071	643,229
	Safety Insurance Group, Inc.	38,135	3,762,399
	Salisbury Bancorp, Inc.	551	21,214
	Sandy Spring Bancorp, Inc.	62,290	2,269,848
	SB One Bancorp	6,356	145,616
*	Seacoast Banking Corp. of Florida	59,709	1,614,531
*	Security National Financial Corp., Class A	3,663	18,718
*	Select Bancorp, Inc.	2,536	28,784
	Selective Insurance Group, Inc.	96,545	7,260,184
#	ServisFirst Bancshares, Inc.	74,169	2,526,196
	Shore Bancshares, Inc.	8,781	144,008
#*	Siebert Financial Corp.	7,500	88,650
	Sierra Bancorp	29,330	764,633
	Silvercrest Asset Management Group, Inc., Class A	4,500	64,485
	Simmons First National Corp., Class A	157,071	4,044,578
*	SmartFinancial, Inc.	4,927	106,867
	South State Corp.	53,881	4,314,252
*	Southern First Bancshares, Inc.	13,314	542,945
	Southern Missouri Bancorp, Inc.	6,269	218,475
	Southern National Bancorp of Virginia, Inc.	15,776	251,154
#	Southside Bancshares, Inc.	62,849	2,175,832

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Southwest Georgia Financial Corp.	1,439	$29,500
*	Spirit of Texas Bancshares, Inc.	480	10,291
	State Auto Financial Corp.	75,429	2,608,335
	Sterling Bancorp	290,961	6,357,498
	Sterling Bancorp, Inc.	7,731	75,918
	Stewart Information Services Corp.	48,701	1,842,359
	Stifel Financial Corp.	91,446	5,469,385
	Stock Yards Bancorp, Inc.	47,361	1,811,558
	Summit Financial Group, Inc.	5,280	140,501
	Summit State Bank	1,000	12,250
	Synovus Financial Corp.	56,358	2,151,185
	TCF Financial Corp.	354,252	7,573,908
	TCF Financial Corp.	94,699	3,981,146
	Territorial Bancorp, Inc.	21,514	618,528
*	Texas Capital Bancshares, Inc.	35,342	2,224,072
#	TFS Financial Corp.	6,500	116,740
	TheStreet, Inc.	487	3,039
*	Third Point Reinsurance, Ltd.	43,830	441,806
	Timberland Bancorp, Inc.	17,788	491,660
	Tiptree, Inc.	68,482	467,732
	Tompkins Financial Corp.	26,932	2,207,616
	Towne Bank	106,632	3,000,624
	TriCo Bancshares	44,408	1,676,402
#*	TriState Capital Holdings, Inc.	66,724	1,401,204
*	Triumph Bancorp, Inc.	26,121	815,236
	TrustCo Bank Corp. NY	208,268	1,686,971
	Trustmark Corp.	156,234	5,552,556
	UMB Financial Corp.	83,669	5,711,246
	Umpqua Holdings Corp.	78,738	1,374,765
*	Unico American Corp.	4,300	25,886
	United Bancshares, Inc.	110	2,408
#	United Bankshares, Inc.	162,418	6,105,293
	United Community Banks, Inc.	160,340	4,601,758
	United Community Financial Corp.	119,905	1,220,633
	United Financial Bancorp, Inc.	143,947	2,064,200
	United Fire Group, Inc.	39,695	2,074,858
	United Insurance Holdings Corp.	67,740	767,494
	United Security Bancshares	7,256	77,784
	Unity Bancorp, Inc.	9,777	202,482
	Universal Insurance Holdings, Inc.	101,962	2,529,677
	Univest Financial Corp.	58,252	1,599,600
#	Valley National Bancorp	519,073	5,792,855
	Value Line, Inc.	3,230	84,303
	Veritex Holdings, Inc.	73,713	1,886,316
*	Victory Capital Holdings, Inc., Class A	9,260	165,476
#	Virtu Financial, Inc., Class A	4,300	93,224
#	Virtus Investment Partners, Inc.	22,448	2,405,528
#	Waddell & Reed Financial, Inc., Class A	155,869	2,727,707
	Walker & Dunlop, Inc.	62,422	3,641,699
	Washington Federal, Inc.	193,136	7,064,915
	Washington Trust Bancorp, Inc.	37,710	1,894,173
	Waterstone Financial, Inc.	83,761	1,415,561
	Webster Financial Corp.	35,000	1,785,000
	WesBanco, Inc.	91,971	3,364,299
	West Bancorporation, Inc.	41,449	877,890
#	Westamerica Bancorporation	37,378	2,395,930
*	Western Alliance Bancorp	15,340	758,410
	Western New England Bancorp, Inc.	49,422	461,601
	Westwood Holdings Group, Inc.	22,863	715,612

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	White Mountains Insurance Group, Ltd.	1,975	$2,125,100
	Wintrust Financial Corp.	62,888	4,499,008
#	WisdomTree Investments, Inc.	151,199	937,434
*	World Acceptance Corp.	25,209	3,194,737
	WSFS Financial Corp.	91,102	3,859,992
	WVS Financial Corp.	700	12,047
TOTAL FINANCIALS			655,079,235
HEALTH CARE — (8.7%)
#*	Abeona Therapeutics, Inc.	13,944	36,115
#*	Acadia Healthcare Co., Inc.	119,368	3,812,614
*	Acceleron Pharma Inc.	3,840	167,654
#*	Accuray, Inc.	165,928	686,942
#*	Acer Therapeutics, Inc.	2,202	6,584
*	Achillion Pharmaceuticals, Inc.	318,885	1,406,283
#*	Aclaris Therapeutics, Inc.	56,760	72,653
#*	Acorda Therapeutics, Inc.	58,559	405,814
#*	Adamas Pharmaceuticals, Inc.	15,245	95,434
*	Addus HomeCare Corp.	43,369	3,495,108
*	Advaxis, Inc.	5,990	3,360
#*	Adverum Biotechnologies, Inc.	81,005	1,086,277
*	Aeglea BioTherapeutics, Inc.	37,624	337,111
#*	Agios Pharmaceuticals, Inc.	1,397	67,210
#*	Aimmune Therapeutics Inc.	666	12,821
#*	Akebia Therapeutics, Inc.	57,609	241,382
#*	Akorn, Inc.	164,590	612,275
*	Albireo Pharma, Inc.	13,168	340,920
#*	Alder Biopharmaceuticals, Inc.	14,491	146,649
#*	Aldeyra Therapeutics, Inc.	12,323	67,530
*	Alkermes P.L.C.	11,233	260,156
*	Allena Pharmaceuticals, Inc.	5,776	23,624
*	Allscripts Healthcare Solutions, Inc.	306,659	3,158,588
#*	Altimmune, Inc.	5,313	12,751
#*	AMAG Pharmaceuticals, Inc.	26,767	221,095
*	Amedisys, Inc.	68,500	9,445,465
#*	Amicus Therapeutics, Inc.	59,459	737,292
*	AMN Healthcare Services, Inc.	86,819	4,634,398
#*	Amneal Pharmaceuticals, Inc.	1,900	6,954
*	Amphastar Pharmaceuticals, Inc.	88,418	1,781,623
#*	AnaptysBio, Inc.	7,930	425,920
*	AngioDynamics, Inc.	65,485	1,334,584
#*	ANI Pharmaceuticals, Inc.	41,251	3,489,422
#*	Anika Therapeutics, Inc.	50,046	2,757,034
*	Apollo Endosurgery, Inc.	3,322	9,069
*	Apollo Medical Holdings, Inc.	364	5,569
*	Applied Genetic Technologies Corp.	44,373	171,280
#*	Aptinyx, Inc.	2,443	9,088
	Apyx Medical Corp.	26,699	193,301
*	Aquinox Pharmaceuticals, Inc.	8,321	22,217
*	Aravive, Inc.	8,700	56,985
*	ARCA biopharma, Inc.	3,100	21,235
#*	Arcus Biosciences, Inc.	2,200	17,402
*	Ardelyx, Inc.	136,122	328,054
*	Arena Pharmaceuticals, Inc.	16,742	1,049,389
*	Assembly Biosciences, Inc.	30,584	382,300
*	Assertio Therapeutics, Inc.	106,157	364,119
#*	Atara Biotherapeutics, Inc.	23,307	332,591
*	Atossa Genetics, Inc.	2,349	4,886
*	AtriCure Inc.	3,500	112,280

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#	Atrion Corp.	3,399	$2,615,530
#*	aTyr Pharma, Inc.	1,042	3,657
*	Audentes Therapeutics, Inc.	22,843	889,050
*	Avanos Medical, Inc.	98,489	4,010,472
#*	Avrobio, Inc.	5,860	124,349
#*	AxoGen, Inc.	4,193	75,390
#*	Bio-Path Holdings, Inc.	2,000	27,320
*	BioScrip, Inc.	74,800	211,684
*	BioSpecifics Technologies Corp.	20,577	1,195,524
*	BioTelemetry, Inc.	102,457	4,810,356
*	Brookdale Senior Living, Inc.	428,304	3,336,488
*	Calithera Biosciences, Inc.	69,581	295,023
#*	Calyxt, Inc.	819	7,609
#*	Cambrex Corp.	72,842	3,190,480
#	Cantel Medical Corp.	83,217	7,679,265
#*	Capital Senior Living Corp.	69,564	371,472
*	Capricor Therapeutics, Inc.	3,300	14,520
*	Cardiovascular Systems, Inc.	1,244	57,013
#*	CASI Pharmaceuticals, Inc.	3,000	9,360
*	Castlight Health, Inc., Class B	103,584	166,770
#*	Catabasis Pharmaceuticals, Inc.	13,309	94,228
*	Catalyst Biosciences, Inc.	42,381	347,100
#*	Catalyst Pharmaceuticals, Inc.	39,874	198,971
#*	Celldex Therapeutics, Inc.	10,678	23,278
#*	Cellular Biomedicine Group, Inc.	367	5,061
#*	Champions Oncology, Inc.	16,185	104,717
#*	Chembio Diagnostics, Inc.	1,700	10,285
	Chemed Corp.	2,679	1,086,040
#*	ChemoCentryx, Inc.	75,691	604,014
#*	Chiasma, Inc.	1,266	6,950
*	Chimerix, Inc.	134,403	483,851
#*	Clovis Oncology, Inc.	7,879	83,123
#*	Collegium Pharmaceutical, Inc.	42,363	464,722
#*	Community Health Systems, Inc.	169,421	347,313
#	Computer Programs & Systems, Inc.	16,356	422,148
*	Concert Pharmaceuticals, Inc.	75,646	760,999
#*	Conformis, Inc.	5,700	15,732
	CONMED Corp.	47,238	4,126,239
#*	Corcept Therapeutics, Inc.	131,043	1,475,544
*	CorVel Corp.	44,234	3,768,737
#*	Corvus Pharmaceuticals, Inc.	37,603	147,028
#*	Covetrus, Inc.	14,612	345,866
*	Cross Country Healthcare, Inc.	87,198	827,509
*	CryoLife, Inc.	114,699	3,305,625
*	Cumberland Pharmaceuticals, Inc.	43,217	252,819
*	Cutera, Inc.	50,628	1,294,052
#*	Cymabay Therapeutics, Inc.	87,066	538,068
#*	Cytokinetics, Inc.	24,940	304,019
#*	CytomX Therapeutics, Inc.	29,074	299,753
#*	Deciphera Pharmaceuticals, Inc.	8,744	193,242
#*	Denali Therapeutics, Inc.	2,113	45,113
#*	Dermira, Inc.	91,904	809,674
*	Dicerna Pharmaceuticals, Inc.	2,838	38,682
	Digirad Corp.	4,050	21,668
#*	Eagle Pharmaceuticals, Inc.	14,350	787,241
#*	Eiger BioPharmaceuticals, Inc.	3,008	33,299
#*	Elanco Animal Health, Inc.	15,654	515,956
*	Electromed, Inc.	9,750	51,968
*	Emergent BioSolutions, Inc.	71,414	3,152,214

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Enanta Pharmaceuticals, Inc.	52,726	$3,955,505
#*	Endo International P.L.C.	147,501	467,578
*	Endologix, Inc.	14,143	97,587
#*	Enochian Biosciences, Inc.	2,300	11,247
	Ensign Group, Inc. (The)	77,518	4,671,235
*	Enzo Biochem, Inc.	111,211	434,835
#*	Epizyme, Inc.	44,028	583,811
#*	Evelo Biosciences, Inc.	300	1,833
#*	Evolent Health, Inc., Class A	131,232	895,002
#*	Eyenovia, Inc.	3,267	10,422
#*	FibroGen, Inc.	4,260	201,328
*	Five Prime Therapeutics, Inc.	77,306	395,034
#*	Flexion Therapeutics, Inc.	3,800	38,152
#*	Fluidigm Corp.	11,760	138,180
*	FONAR Corp.	10,130	248,590
#*	G1 Therapeutics, Inc.	19,256	477,741
*	Genomic Health, Inc.	29,324	2,139,772
#*	Global Blood Therapeutics, Inc.	24,086	1,319,913
*	Globus Medical, Inc., Class A	49,092	2,237,613
#*	GlycoMimetics, Inc.	67,947	627,151
*	Haemonetics Corp.	9,947	1,214,330
#*	Hanger, Inc.	10,231	176,485
#	Harrow Health, Inc.	4,000	31,000
*	Harvard Bioscience, Inc.	103,195	255,924
#*	HealthEquity, Inc.	23,878	1,957,518
*	HealthStream, Inc.	81,548	2,302,916
#*	Heron Therapeutics, Inc.	1,231	21,469
#*	Heska Corp.	12,551	1,005,837
*	HMS Holdings Corp.	80,062	2,794,164
*	Horizon Therapeutics P.L.C.	209,169	5,206,216
#*	Icad, Inc.	2,400	15,288
*	ICU Medical, Inc.	20,567	5,233,067
#*	Idera Pharmaceuticals, Inc.	16,952	45,770
*	InfuSystem Holdings, Inc.	3,700	16,428
#*	Innoviva, Inc.	138,347	1,643,562
#*	Inogen, Inc.	23,520	1,446,480
#*	Inovalon Holdings, Inc., Class A	7,741	116,115
#*	Inovio Pharmaceuticals, Inc.	71,893	198,425
#*	Insmed, Inc.	21,563	473,308
*	Inspire Medical Systems, Inc.	17,771	1,201,853
*	Integer Holdings Corp.	61,421	5,376,180
#*	Integra LifeSciences Holdings Corp.	85,708	5,433,030
#*	Intellia Therapeutics, Inc.	61,058	1,105,150
#*	Intra-Cellular Therapies, Inc.	80,207	669,728
#*	IntriCon Corp.	32,669	587,389
#	Invacare Corp.	56,764	303,687
#*	Invitae Corp.	4,963	133,455
#*	Iovance Biotherapeutics, Inc.	52,535	1,291,836
#*	IRIDEX Corp.	4,751	16,343
#*	Joint Corp. (The)	4,842	89,480
*	Jounce Therapeutics, Inc.	40,118	192,165
#*	Kadmon Holdings, Inc.	11,851	31,050
#*	Kala Pharmaceuticals, Inc.	41,225	242,403
#*	KalVista Pharmaceuticals, Inc.	7,477	124,043
#*	Karyopharm Therapeutics, Inc.	84,335	742,991
	Kewaunee Scientific Corp.	2,424	44,238
*	Kindred Biosciences, Inc.	91,208	622,039
*	Kodiak Sciences, Inc.	1,900	23,389
#*	Krystal Biotech, Inc.	2,037	97,796

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Kura Oncology, Inc.	22,493	$430,066
#*	Lannett Co., Inc.	4,756	33,625
*	Lantheus Holdings, Inc.	78,028	1,764,993
#	LeMaitre Vascular, Inc.	69,838	2,310,939
*	LHC Group, Inc.	68,923	8,724,273
#*	Ligand Pharmaceuticals, Inc.	21,940	2,007,729
#*	LivaNova P.L.C.	34,061	2,624,400
	Luminex Corp.	71,209	1,547,372
*	MacroGenics, Inc.	71,234	1,025,057
#*	Madrigal Pharmaceuticals, Inc.	5,737	500,783
*	Magellan Health, Inc.	45,979	3,234,163
#*	Mallinckrodt P.L.C.	159,224	1,084,315
#*	Marinus Pharmaceuticals, Inc.	17,998	19,798
#*	Marker Therapeutics, Inc.	7,600	35,036
*	Medidata Solutions, Inc.	11,851	1,082,826
*	MEDNAX, Inc.	36,795	904,053
#*	Medpace Holdings, Inc.	32,063	2,525,282
#*	MEI Pharma, Inc.	24,871	42,281
*	Melinta Therapeutics, Inc.	12,463	49,478
*	Menlo Therapeutics, Inc.	1,754	6,648
	Meridian Bioscience, Inc.	82,227	982,613
*	Merit Medical Systems, Inc.	73,976	2,919,093
#*	Merrimack Pharmaceuticals, Inc.	22,439	137,775
*	Mersana Therapeutics, Inc.	3,964	13,874
#	Mesa Laboratories, Inc.	11,119	2,798,430
*	Micron Solutions, Inc.	5,700	13,794
	Millendo Therapeutics, Inc.	650	6,377
#*	Minerva Neurosciences, Inc.	57,297	380,452
#*	Miragen Therapeutics, Inc.	27,200	54,400
#*	Mirati Therapeutics, Inc.	4,051	428,596
#*	Misonix, Inc.	1,809	42,928
#*	Molecular Templates, Inc.	19,318	126,919
*	Momenta Pharmaceuticals, Inc.	59,407	671,299
#*	MyoKardia Inc.	3,750	204,113
*	Myriad Genetics, Inc.	112,170	3,268,634
#*	Nabriva Therapeutics P.L.C.	42,060	99,893
	National HealthCare Corp.	24,420	2,139,192
	National Research Corp.	42,285	2,850,855
*	Natus Medical, Inc.	81,179	2,522,232
*	Neogen Corp.	51,156	3,652,538
#*	NeoGenomics, Inc.	64,478	1,571,329
#*	Neurotrope, Inc.	6,001	31,745
*	NextGen Healthcare, Inc.	122,295	2,000,746
#*	NuVasive, Inc.	67,327	4,483,978
*	Nuvectra Corp.	24,127	51,149
*	ObsEva SA	10,377	93,289
#*	Ocular Therapeutix, Inc.	9,395	43,687
*	Omnicell, Inc.	93,919	7,063,648
*	OncoSec Medical, Inc.	4,100	9,143
#*	Oncternal Therapeutics, Inc.	2,045	9,284
#*	OPKO Health, Inc.	160,995	339,699
*	OraSure Technologies, Inc.	215,440	1,798,924
*	Orthofix Medical, Inc.	44,025	2,353,136
#*	OrthoPediatrics Corp.	2,208	77,964
*	Otonomy, Inc.	58,100	165,004
#	Owens & Minor, Inc.	76,573	207,513
#*	Oxford Immunotec Global P.L.C.	5,489	70,808
*	Pacira BioSciences, Inc.	28,356	1,244,545
#	Patterson Cos., Inc.	114,050	2,258,190

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	PDL BioPharma, Inc.	229,299	$660,381
#	PDS Biotechnology Corp.	1,525	9,913
#*	PetIQ, Inc.	18,381	629,365
*	Pfenex, Inc.	43,549	256,068
	Phibro Animal Health Corp., Class A	28,984	902,272
*	Pieris Pharmaceuticals, Inc.	23,833	131,082
#*	PolarityTE, Inc.	5,800	27,608
*	Precipio, Inc.	2,800	8,176
*	Premier, Inc., Class A	9,700	375,875
#*	Prestige Consumer Healthcare, Inc.	110,081	3,808,803
*	Pro-Dex, Inc.	4,614	65,611
#*	Progenics Pharmaceuticals, Inc.	55,382	297,955
*	Protagonist Therapeutics, Inc.	41,356	455,743
*	Prothena Corp. P.L.C.	64,858	607,071
*	Providence Service Corp. (The)	41,699	2,324,302
	Psychemedics Corp.	4,247	38,265
#*	PTC Therapeutics, Inc.	31,950	1,539,031
#*	Pulse Biosciences, Inc.	2,000	26,120
*	Quidel Corp.	56,818	3,353,967
#*	Quorum Health Corp.	25,997	43,155
*	Ra Pharmaceuticals, Inc.	20,609	701,530
*	RadNet, Inc.	104,073	1,532,995
*	Recro Pharma, Inc.	1,704	16,358
#*	REGENXBIO, Inc.	18,648	828,158
#*	Repligen Corp.	70,302	6,635,806
#*	Retrophin, Inc.	74,701	1,478,333
#*	Revance Therapeutics, Inc.	36,773	462,604
*	Rexahn Pharmaceuticals, Inc.	1,446	7,404
#*	Rhythm Pharmaceuticals, Inc.	4,069	78,328
#*	Rigel Pharmaceuticals, Inc.	220,917	503,691
#*	Rocket Pharmaceuticals, Inc.	4,100	49,938
*	RTI Surgical Holdings, Inc.	176,570	752,188
	Salarius Pharmaceuticals, Inc.	900	6,723
#*	Sangamo Therapeutics, Inc.	70,036	841,132
*	Savara, Inc.	9,047	22,979
*	SeaSpine Holdings Corp.	40,844	519,127
*	Select Medical Holdings Corp.	241,318	4,039,663
#*	SIGA Technologies, Inc.	9,693	54,281
	Simulations Plus, Inc.	42,954	1,667,474
#*	Solid Biosciences, Inc.	4,211	24,129
*	Spark Therapeutics, Inc.	11,602	1,160,432
#*	Spectrum Pharmaceuticals, Inc.	94,746	718,175
#*	Spero Therapeutics, Inc.	4,900	50,911
*	Spring Bank Pharmaceuticals, Inc.	1,200	5,688
*	Supernus Pharmaceuticals, Inc.	83,186	2,775,917
#*	Surface Oncology, Inc.	2,500	5,525
#*	Surgery Partners, Inc.	47,207	360,189
*	Surmodics, Inc.	41,143	1,715,663
#*	Syndax Pharmaceuticals, Inc.	81,650	783,840
#*	Syneos Health, Inc.	36,008	1,839,649
#*	Synlogic, Inc.	57,356	321,767
#*	Syros Pharmaceuticals, Inc.	31,089	232,546
#*	Tabula Rasa HealthCare, Inc.	453	27,302
	Taro Pharmaceutical Industries, Ltd.	900	72,693
#*	Teladoc Health, Inc.	5,491	374,706
#*	Tenet Healthcare Corp.	179,639	4,234,091
#*	Tetraphase Pharmaceuticals, Inc.	71,885	24,714
#*	Tivity Health, Inc.	88,869	1,550,764
*	Tocagen, Inc.	7,103	37,788

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Triple-S Management Corp., Class B	38,624	$926,203
#*	Trovagene, Inc.	7,600	13,300
#*	Ultragenyx Pharmaceutical Inc.	15,176	914,506
*	United Therapeutics Corp.	4,823	382,175
#	US Physical Therapy, Inc.	29,093	3,755,324
#	Utah Medical Products, Inc.	12,463	1,134,008
#*	Vanda Pharmaceuticals, Inc.	28,550	355,447
*	Varex Imaging Corp.	47,647	1,514,698
#*	Vericel Corp.	15,695	300,088
*	Verrica Pharmaceuticals, Inc.	1,000	12,240
#*	Vocera Communications, Inc.	5,957	152,916
#*	WaVe Life Sciences Ltd.	921	19,719
#*	Wright Medical Group NV	59,735	1,723,952
#*	Xencor, Inc.	9,173	403,795
#*	Zogenix, Inc.	36,081	1,738,022
#*	Zynerba Pharmaceuticals, Inc.	2,800	29,652
#	Zynex, Inc.	2,102	17,489
TOTAL HEALTH CARE			304,999,066
INDUSTRIALS — (17.8%)
#	AAON, Inc.	102,100	5,186,680
	AAR Corp.	58,300	2,440,438
#	ABM Industries, Inc.	106,105	4,465,959
*	Acacia Research Corp.	66,699	186,090
	ACCO Brands Corp.	158,432	1,549,465
	Acme United Corp.	10,426	216,861
	Actuant Corp., Class A	104,488	2,392,775
*	Advanced Disposal Services, Inc.	2,293	74,224
	Advanced Drainage Systems, Inc.	59,115	1,946,657
*	Aegion Corp.	68,967	1,300,028
#*	Aerojet Rocketdyne Holdings, Inc.	117,038	4,999,863
#*	Aerovironment, Inc.	65,240	3,578,414
	AGCO Corp.	9,666	744,282
	Air Lease Corp.	74,564	3,116,030
*	Air Transport Services Group, Inc.	135,939	3,168,738
	Alamo Group, Inc.	27,770	2,718,405
	Albany International Corp., Class A	51,795	4,453,852
	Allegiant Travel Co.	24,018	3,599,097
	Allied Motion Technologies, Inc.	31,330	1,241,921
	Altra Industrial Motion Corp.	65,132	1,871,242
*	Ameresco, Inc., Class A	40,773	581,015
#*	American Woodmark Corp.	32,860	2,788,171
*	AMREP Corp.	2,776	16,934
	Apogee Enterprises, Inc.	71,211	2,888,318
	Applied Industrial Technologies, Inc.	61,312	3,730,222
#*	Aqua Metals, Inc.	16,400	31,324
*	ARC Document Solutions, Inc.	110,195	208,269
	ArcBest Corp.	65,791	1,969,125
	Arcosa, Inc.	6,546	245,475
	Argan, Inc.	50,230	2,066,965
*	Armstrong Flooring, Inc.	65,743	549,611
	Armstrong World Industries, Inc.	65,441	6,394,240
*	ASGN, Inc.	101,799	6,418,427
	Astec Industries, Inc.	63,788	2,085,230
*	Astronics Corp.	48,819	1,798,492
#*	Astronics Corp., Class B	8,090	301,595
*	Atkore International Group, Inc.	47,046	1,283,885
*	Atlas Air Worldwide Holdings, Inc.	41,558	1,897,123
*	Avis Budget Group, Inc.	141,110	5,134,993

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Axon Enterprise, Inc.	117,616	$8,258,996
	AZZ, Inc.	48,691	2,268,027
	Barnes Group, Inc.	88,315	4,595,913
	Barrett Business Services, Inc.	23,420	2,049,250
#*	Beacon Roofing Supply, Inc.	96,255	3,487,319
	BG Staffing, Inc.	16,066	267,017
*	Blue Bird Corp.	32,429	671,929
*	BMC Stock Holdings, Inc.	79,274	1,676,645
	Brady Corp., Class A	53,643	2,774,952
	Briggs & Stratton Corp.	51,171	487,660
#	Brink's Co. (The)	60,744	5,476,679
*	Builders FirstSource, Inc.	199,520	3,427,754
#	BWX Technologies, Inc.	58,682	3,163,547
*	CAI International, Inc.	54,658	1,246,202
*	Casella Waste Systems, Inc., Class A	143,196	6,243,346
*	CBIZ, Inc.	126,222	2,949,808
*	CECO Environmental Corp.	88,143	813,560
*	Chart Industries, Inc.	67,386	5,089,665
	Chicago Rivet & Machine Co.	841	21,790
#*	Cimpress NV	40,170	3,874,397
*	CIRCOR International, Inc.	33,745	1,282,310
*	Civeo Corp.	50,318	83,025
*	Clean Harbors, Inc.	74,961	5,832,715
#*	Colfax Corp.	77,660	2,149,629
	Columbus McKinnon Corp.	45,359	1,743,600
	Comfort Systems USA, Inc.	81,966	3,442,572
*	Commercial Vehicle Group, Inc.	137,009	1,112,513
	CompX International, Inc.	2,107	34,660
#*	Construction Partners, Inc., Class A	8,576	134,043
*	Continental Building Products, Inc.	70,902	1,742,771
*	Continental Materials Corp.	135	2,057
	Copa Holdings SA, Class A	27,455	2,775,701
*	Cornerstone Building Brands, Inc.	93,981	546,969
	Costamare, Inc.	76,367	460,493
	Covanta Holding Corp.	84,997	1,463,648
*	Covenant Transportation Group, Inc., Class A	35,593	599,742
*	CPI Aerostructures, Inc.	13,295	104,366
	CRA International, Inc.	20,118	873,524
	CSW Industrials, Inc.	25,145	1,775,488
	Cubic Corp.	48,407	3,204,543
	Curtiss-Wright Corp.	26,134	3,316,666
#*	Daseke, Inc.	10,862	40,189
	Deluxe Corp.	77,461	3,456,310
	Douglas Dynamics, Inc.	74,591	3,065,690
*	Ducommun, Inc.	21,433	903,401
*	DXP Enterprises, Inc.	49,081	1,666,300
*	Dycom Industries, Inc.	72,056	3,974,609
#*	Eagle Bulk Shipping, Inc.	42,001	194,465
	Eastern Co. (The)	7,733	195,336
*	Echo Global Logistics, Inc.	97,805	2,059,773
	Ecology and Environment, Inc., Class A	920	9,568
	EMCOR Group, Inc.	88,383	7,458,641
	Encore Wire Corp.	41,411	2,274,292
#*	Energous Corp.	4,513	18,458
#*	Energy Recovery, Inc.	7,134	78,331
	EnerSys	68,976	4,697,955
	Ennis, Inc.	63,660	1,294,208
	EnPro Industries, Inc.	41,842	2,972,456
	ESCO Technologies, Inc.	41,752	3,488,797

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Espey Manufacturing & Electronics Corp.	6,393	$163,725
#	EVI Industries, Inc.	837	29,395
#*	Evoqua Water Technologies Corp.	14,776	210,115
#*	ExOne Co. (The)	1,980	15,761
	Exponent, Inc.	82,404	5,669,395
	Federal Signal Corp.	148,867	4,637,207
	Fluor Corp.	12,026	390,965
	Forrester Research, Inc.	45,122	2,135,624
	Forward Air Corp.	53,916	3,396,708
*	Franklin Covey Co.	43,560	1,589,940
	Franklin Electric Co., Inc.	75,981	3,560,470
*	FreightCar America, Inc.	21,105	115,444
*	FTI Consulting, Inc.	76,280	7,967,446
#*	Gates Industrial Corp. P.L.C.	3,358	36,871
#	GATX Corp.	64,012	4,919,962
#*	Genco Shipping & Trading, Ltd.	47,901	460,808
*	Gencor Industries, Inc.	35,043	447,149
*	Generac Holdings, Inc.	75,685	5,472,026
*	Gibraltar Industries, Inc.	65,935	2,732,346
*	GMS, Inc.	43,380	976,484
*	Goldfield Corp. (The)	21,775	51,171
	Gorman-Rupp Co. (The)	67,573	2,244,775
*	GP Strategies Corp.	39,071	620,447
#	GrafTech International, Ltd.	10,300	117,935
	Graham Corp.	33,735	730,363
#	Granite Construction, Inc.	81,628	2,897,794
*	Great Lakes Dredge & Dock Corp.	135,012	1,448,679
	Greenbrier Cos., Inc. (The)	56,814	1,642,493
	Griffon Corp.	91,355	1,493,654
	H&E Equipment Services, Inc.	97,220	2,975,904
*	Harsco Corp.	102,320	2,400,427
#	Hawaiian Holdings, Inc.	116,041	3,015,906
#*	HC2 Holdings, Inc.	14,820	32,159
#	Healthcare Services Group, Inc.	84,963	2,031,465
	Heartland Express, Inc.	152,321	3,022,049
	Heidrick & Struggles International, Inc.	61,616	1,829,995
	Helios Technologies, Inc.	46,648	2,190,590
*	Herc Holdings, Inc.	37,666	1,700,243
*	Heritage-Crystal Clean, Inc.	40,956	1,148,816
	Herman Miller, Inc.	84,012	3,809,104
*	Hertz Global Holdings, Inc.	37,792	586,532
*	Hill International, Inc.	64,518	203,232
	Hillenbrand, Inc.	80,423	2,709,451
	HNI Corp.	64,401	2,205,090
*	Houston Wire & Cable Co.	11,452	53,252
*	Hub Group, Inc., Class A	59,349	2,691,477
	Hurco Cos., Inc.	17,511	598,701
*	Huron Consulting Group, Inc.	42,784	2,608,541
	Hyster-Yale Materials Handling, Inc.	18,824	1,164,076
	ICF International, Inc.	46,923	3,997,370
*	IES Holdings, Inc.	34,805	630,319
*	InnerWorkings, Inc.	157,999	578,276
*	Innovative Solutions & Support, Inc.	19,757	108,861
	Insperity, Inc.	57,030	6,065,141
	Insteel Industries, Inc.	65,862	1,284,968
	Interface, Inc.	122,955	1,704,156
	ITT, Inc.	10,458	652,788
*	JELD-WEN Holding, Inc.	53,645	1,175,362
	John Bean Technologies Corp.	62,171	7,377,211

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Kadant, Inc.	23,091	$2,158,085
	Kaman Corp.	50,949	3,230,167
	Kelly Services, Inc., Class A	58,105	1,617,062
	Kennametal, Inc.	129,752	4,486,824
	Kforce, Inc.	82,920	2,826,743
	Kimball International, Inc., Class B	126,118	2,186,886
*	Kirby Corp.	79,565	6,234,713
	Knoll, Inc.	91,845	2,227,241
	Korn Ferry	114,090	4,481,455
*	Kratos Defense & Security Solutions, Inc.	192,292	4,739,998
#	Landstar System, Inc.	44,453	4,946,285
*	Lawson Products, Inc.	21,468	898,865
*	LB Foster Co., Class A	24,669	596,250
*	Limbach Holdings, Inc.	14,820	131,602
#	Lindsay Corp.	17,072	1,557,308
*	LS Starrett Co. (The), Class A	1,920	11,232
#	LSC Communications, Inc.	749,877	749,877
	LSI Industries, Inc.	99,038	392,190
*	Lydall, Inc.	52,593	1,241,195
#	Macquarie Infrastructure Corp.	50,797	2,105,028
*	Manitex International, Inc.	25,113	163,235
*	Manitowoc Co., Inc. (The)	118,039	2,118,800
	ManpowerGroup, Inc.	7,801	712,621
	Marten Transport, Ltd.	131,915	2,647,534
*	Masonite International Corp.	18,631	993,032
#*	MasTec, Inc.	126,820	6,508,402
	Matson, Inc.	77,909	3,187,257
	Matthews International Corp., Class A	62,993	2,151,211
#*	Maxar Technologies, Inc.	8,917	65,629
	McGrath RentCorp	35,076	2,389,026
*	Mercury Systems, Inc.	64,744	5,277,931
*	Meritor, Inc.	186,477	4,611,576
*	Mesa Air Group, Inc.	4,869	49,859
*	Milacron Holdings Corp.	35,188	592,566
	Miller Industries, Inc.	28,647	894,359
*	Mistras Group, Inc.	64,290	974,636
	Mobile Mini, Inc.	76,887	2,611,083
	Moog, Inc., Class A	40,439	3,294,161
*	MRC Global, Inc.	199,112	3,114,112
#	MSA Safety, Inc.	44,387	4,676,170
	MSC Industrial Direct Co., Inc., Class A	4,036	286,758
	Mueller Industries, Inc.	104,433	3,152,832
	Mueller Water Products, Inc., Class A	317,702	3,231,029
*	MYR Group, Inc.	49,036	1,771,180
#	National Presto Industries, Inc.	10,986	1,010,382
	Navigant Consulting, Inc.	83,387	2,031,307
*	Navistar International Corp.	86,978	2,717,193
*	NL Industries, Inc.	1,951	9,931
#	NN, Inc.	96,603	793,111
*	Northwest Pipe Co.	30,319	708,252
*	NOW, Inc.	203,094	2,487,902
#*	NV5 Global, Inc.	33,219	2,639,914
	nVent Electric P.L.C.	33,600	832,944
#	Omega Flex, Inc.	22,050	1,677,123
*	Orion Energy Systems, Inc.	3,292	10,600
*	Orion Group Holdings, Inc.	46,941	191,050
	Oshkosh Corp.	313	26,157
*	PAM Transportation Services, Inc.	12,000	700,920
	Park Aerospace Corp.	71,585	1,302,131

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Park-Ohio Holdings Corp.	39,251	$1,201,081
*	Patrick Industries, Inc.	52,368	2,402,120
*	Patriot Transportation Holding, Inc.	5,218	89,228
*	Perma-Pipe International Holdings, Inc.	7,792	68,959
*	PGT Innovations, Inc.	153,051	2,467,182
*	PICO Holdings, Inc.	25,462	256,912
#	Pitney Bowes, Inc.	156,070	632,084
	Powell Industries, Inc.	30,913	1,143,472
	Preformed Line Products Co.	7,527	434,835
	Primoris Services Corp.	92,739	1,943,809
#	Quad/Graphics, Inc.	46,210	522,635
	Quanex Building Products Corp.	65,094	1,212,050
*	Radiant Logistics, Inc.	102,896	564,899
	Raven Industries, Inc.	73,896	2,677,991
*	RBC Bearings, Inc.	30,823	5,014,594
*	RCM Technologies, Inc.	22,513	74,293
#*	Red Violet, Inc.	1,609	25,470
	Regal Beloit Corp.	84,944	6,763,241
*	Resideo Technologies, Inc.	23,046	434,648
	Resources Connection, Inc.	115,931	2,040,386
#	REV Group, Inc.	30,102	438,586
*	Rexnord Corp.	86,966	2,547,234
#*	Roadrunner Transportation Systems, Inc.	1,100	10,659
#	RR Donnelley & Sons Co.	86,243	174,211
	Rush Enterprises, Inc., Class A	46,147	1,737,896
	Rush Enterprises, Inc., Class B	18,930	745,842
	Ryder System, Inc.	1,354	72,114
*	Saia, Inc.	68,445	5,222,354
#	Scorpio Bulkers, Inc.	120,318	723,111
	Servotronics, Inc.	2,783	28,860
*	SIFCO Industries, Inc.	6,261	17,406
	Simpson Manufacturing Co., Inc.	87,482	5,402,888
#*	SiteOne Landscape Supply, Inc.	200	14,774
	SkyWest, Inc.	90,303	5,482,295
*	SP Plus Corp.	47,738	1,648,393
	Spartan Motors, Inc.	107,673	1,294,229
*	Spirit Airlines, Inc.	161,347	6,845,953
*	SPX Corp.	51,556	1,799,304
*	SPX FLOW, Inc.	75,304	3,054,330
	Standex International Corp.	32,398	2,279,847
	Steelcase, Inc., Class A	175,756	2,972,034
#*	Stericycle, Inc.	1,600	73,536
*	Sterling Construction Co., Inc.	139,392	1,745,188
#*	Sunrun, Inc.	89,603	1,706,937
	Systemax, Inc.	67,300	1,460,410
#*	Team, Inc.	93,431	1,547,217
#	Tennant Co.	30,565	2,326,302
	Terex Corp.	149,828	4,562,263
	Tetra Tech, Inc.	107,483	8,512,654
*	Textainer Group Holdings, Ltd.	54,356	528,884
*	Thermon Group Holdings, Inc.	75,414	1,910,991
	Timken Co. (The)	121,901	5,572,095
	Titan International, Inc.	74,593	281,962
*	Titan Machinery, Inc.	64,459	1,336,880
#*	TPI Composites, Inc.	46,646	1,192,738
*	Transcat, Inc.	8,529	203,161
#*	Trex Co., Inc.	62,964	5,147,307
*	TriMas Corp.	81,389	2,440,856
*	TriNet Group, Inc.	64,978	4,778,482

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Trinity Industries, Inc.	42,539	$833,764
	Triton International, Ltd.	119,482	3,952,465
#	Triumph Group, Inc.	45,048	1,091,513
*	TrueBlue, Inc.	80,832	1,598,049
#*	Tutor Perini Corp.	85,635	1,118,393
*	Twin Disc, Inc.	22,135	267,169
*	Ultralife Corp.	49,397	431,236
	UniFirst Corp.	26,680	5,252,492
#*	Univar, Inc.	11,783	260,640
	Universal Forest Products, Inc.	116,525	4,711,106
	Universal Logistics Holdings, Inc.	34,938	687,929
	US Ecology, Inc.	42,546	2,707,202
#*	USA Truck, Inc.	27,483	223,162
	Valmont Industries, Inc.	26,941	3,707,082
*	Vectrus, Inc.	34,042	1,376,658
*	Veritiv Corp.	20,267	353,051
	Viad Corp.	43,595	3,014,158
#*	Vicor Corp.	25,089	741,631
	Virco Manufacturing Corp.	6,861	30,943
	VSE Corp.	16,296	488,228
#	Wabash National Corp.	102,957	1,629,809
	Watsco, Inc., Class B	1,248	206,538
	Watts Water Technologies, Inc., Class A	47,698	4,427,805
#*	Welbilt, Inc.	186,776	3,066,862
#	Werner Enterprises, Inc.	120,784	4,003,990
*	Wesco Aircraft Holdings, Inc.	187,400	1,973,322
*	WESCO International, Inc.	44,976	2,282,082
#*	Willdan Group, Inc.	37,291	1,304,439
*	Willis Lease Finance Corp.	11,622	723,470
#*	WillScot Corp.	12,935	205,925
#*	YRC Worldwide, Inc.	90,575	295,275
TOTAL INDUSTRIALS			625,950,701
INFORMATION TECHNOLOGY — (12.9%)
#*	2U, Inc.	13,948	178,534
#*	3D Systems Corp.	38,901	350,887
#*	A10 Networks Inc.	10,321	78,233
*	Acacia Communications, Inc.	14,284	959,456
*	ACI Worldwide, Inc.	173,522	5,823,398
#*	ACM Research, Inc., Class A	1,167	20,341
*	Actua Corp.	15,285	27,589
#*	Adesto Technologies Corp.	26,332	224,349
	ADTRAN, Inc.	123,527	1,372,385
*	Advanced Energy Industries, Inc.	83,074	4,851,522
*	Agilysys, Inc.	77,604	1,903,626
*	Airgain, Inc.	13,455	174,646
#*	Alarm.com Holdings, Inc.	15,289	763,074
*	Alithya Group, Inc., Class A	14,711	43,839
*	Alpha & Omega Semiconductor, Ltd.	46,648	473,477
#*	Altair Engineering, Inc., Class A	4,169	173,472
#*	Ambarella, Inc.	31,789	1,587,861
	American Software, Inc., Class A	83,811	1,116,363
*	Amkor Technology, Inc.	409,728	3,781,789
#*	Amtech Systems, Inc.	2,380	13,994
*	Anixter International, Inc.	59,816	3,849,758
#*	Appfolio, Inc., Class A	8,197	791,420
*	Aquantia Corp.	7,034	92,356
#*	Arlo Technologies, Inc.	135,605	583,102
	AstroNova, Inc.	11,891	287,524

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Asure Software, Inc.	14,509	$131,306
*	Avaya Holdings Corp.	34,725	418,089
*	Aviat Networks, Inc.	4,294	55,049
#*	Avid Technology, Inc.	378,090	3,875,423
	Avnet, Inc.	606	27,525
	AVX Corp.	103,114	1,570,426
*	Aware, Inc.	34,012	96,254
*	Axcelis Technologies, Inc.	105,863	1,699,101
#*	AXT, Inc.	98,159	419,139
#	Badger Meter, Inc.	63,572	3,400,466
	Bel Fuse, Inc., Class A	2,583	37,841
	Bel Fuse, Inc., Class B	25,231	416,059
	Belden, Inc.	76,462	3,475,963
	Benchmark Electronics, Inc.	66,556	1,801,005
*	BK Technologies Corp.	29,676	115,736
#	Blackbaud, Inc.	52,217	4,751,747
#*	Blackline Inc.	7,700	343,420
*	Bottomline Technologies De, Inc.	51,832	2,181,609
*	Brightcove, Inc.	15,611	194,825
	Brooks Automation, Inc.	104,431	4,051,923
#	Cabot Microelectronics Corp.	44,906	5,462,815
*	CACI International, Inc., Class A	47,362	10,189,934
*	CalAmp Corp.	111,027	1,239,061
*	Calix, Inc.	177,317	1,113,551
#*	Carbonite, Inc.	84,682	1,518,348
#*	Cardtronics P.L.C., Class A	91,495	2,605,778
#*	Casa Systems, Inc.	21,753	143,352
	Cass Information Systems, Inc.	39,547	2,013,338
*	CCUR Holdings, Inc.	10,672	39,486
*	CEVA, Inc.	54,819	1,522,872
*	ChannelAdvisor Corp.	15,651	142,894
*	Ciena Corp.	1,404	63,489
*	Cirrus Logic, Inc.	125,945	6,177,602
*	Cision, Ltd.	48,449	503,385
*	Clearfield, Inc.	33,636	445,677
#*	Cloudera, Inc.	54,340	324,953
#*	Coda Octopus Group, Inc.	4,194	49,657
#*	Coherent, Inc.	17,867	2,480,833
	Cohu, Inc.	92,190	1,397,600
	Communications Systems, Inc.	11,195	41,198
*	CommVault Systems, Inc.	27,143	1,233,378
*	Computer Task Group, Inc.	21,319	93,804
	Comtech Telecommunications Corp.	61,465	1,829,198
*	Conduent, Inc.	343,008	3,121,373
*	Control4 Corp.	71,799	1,716,714
*	CoreLogic, Inc.	91,247	4,158,126
*	Cornerstone OnDemand Inc.	440	26,048
*	Cray, Inc.	100,026	3,464,901
*	Cree, Inc.	145,997	9,078,093
	CSG Systems International, Inc.	71,089	3,642,600
	CSP, Inc.	2,788	38,084
	CTS Corp.	72,034	2,270,512
*	CyberOptics Corp.	25,529	343,365
	Daktronics, Inc.	165,170	1,047,178
*	DASAN Zhone Solutions, Inc.	1,847	18,599
*	Data I/O Corp.	2,221	9,772
#*	Diebold Nixdorf, Inc.	19,060	265,125
*	Digi International, Inc.	52,484	689,115
*	Diodes, Inc.	86,720	3,694,272

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	DSP Group, Inc.	79,696	$1,284,700
#	Ebix, Inc.	54,888	2,526,495
*	EchoStar Corp., Class A	10,510	478,415
*	eGain Corp.	47,814	370,080
*	EMCORE Corp.	40,708	121,310
#*	Endurance International Group Holdings, Inc.	80,295	380,598
#*	Enphase Energy Inc.	41,377	1,164,763
	Entegris, Inc.	113,644	4,944,650
#*	Envestnet, Inc.	16,157	1,153,771
*	ePlus, Inc.	39,060	2,964,654
*	Euronet Worldwide, Inc.	49,036	7,645,203
	EVERTEC, Inc.	79,709	2,552,282
#*	Evo Payments, Inc., Class A	3,400	105,808
#*	Exela Technologies, Inc.	4,700	12,455
*	ExlService Holdings, Inc.	55,403	3,811,172
#*	Extreme Networks, Inc.	78,118	635,881
*	Fabrinet	77,707	4,171,312
*	Fair Isaac Corp.	45,659	15,862,850
*	FARO Technologies, Inc.	44,491	2,375,375
*	Finisar Corp.	210,580	4,954,947
*	Finjan Holdings, Inc.	74,242	159,620
#*	Fitbit, Inc., Class A	224,373	942,367
*	Flex, Ltd.	11,646	129,853
*	FormFactor, Inc.	149,544	2,509,348
*	Frequency Electronics, Inc.	19,976	232,920
	GlobalSCAPE, Inc.	23,755	331,382
#*	Globant SA	10,041	1,064,346
#*	GreenSky, Inc., Class A	3,673	41,982
*	GSE Systems, Inc.	17,551	37,910
*	GSI Technology, Inc.	50,322	413,647
#*	GTT Communications, Inc.	67,950	822,195
	Hackett Group, Inc. (The)	104,884	1,722,195
*	Harmonic, Inc.	292,203	2,182,756
*	I3 Verticals, Inc., Class A	10,381	296,585
*	Ichor Holdings, Ltd.	58,491	1,474,558
#*	ID Systems, Inc.	16,326	100,078
*	IEC Electronics Corp.	18,594	111,564
#*	II-VI, Inc.	100,451	3,987,905
#*	Image Sensing Systems, Inc.	700	3,500
#*	Immersion Corp.	77,190	620,608
#*	Infinera Corp.	134,455	518,996
*	Information Services Group, Inc.	44,727	121,657
#*	Inphi Corp.	24,400	1,469,124
*	Insight Enterprises, Inc.	60,629	3,335,808
	InterDigital, Inc.	63,560	4,095,171
#*	Internap Corp.	32,771	97,658
*	inTEST Corp.	16,182	73,304
*	Intevac, Inc.	59,247	304,530
#*	Iteris, Inc.	25,716	139,124
*	Itron, Inc.	58,009	3,596,558
#	j2 Global, Inc.	42,640	3,798,798
	Jabil, Inc.	25,053	773,637
	KBR, Inc.	218,756	5,770,783
	KEMET Corp.	163,654	3,292,718
*	Key Tronic Corp.	24,700	121,771
*	Kimball Electronics, Inc.	54,202	861,812
*	Knowles Corp.	209,233	4,257,892
	Kulicke & Soffa Industries, Inc.	117,342	2,655,449
*	KVH Industries, Inc.	44,636	450,824

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Lantronix, Inc.	17,133	$58,938
*	Lattice Semiconductor Corp.	271,513	5,251,061
*	Limelight Networks, Inc.	358,815	972,389
	Littelfuse, Inc.	22,098	3,733,678
#*	LivePerson, Inc.	7,174	238,105
*	LiveRamp Holdings, Inc.	143,216	7,546,051
#*	Lumentum Holdings, Inc.	25,923	1,468,019
*	Luna Innovations, Inc.	31,457	162,004
#*	MACOM Technology Solutions Holdings, Inc.	56,293	1,104,469
#*	MagnaChip Semiconductor Corp.	13,480	148,954
*	Manhattan Associates, Inc.	114,370	9,720,306
	ManTech International Corp., Class A	45,781	3,148,817
	MAXIMUS, Inc.	8,797	646,667
#*	MaxLinear, Inc.	120,565	2,650,019
	Methode Electronics, Inc.	97,835	2,930,158
*	MicroStrategy, Inc., Class A	17,235	2,356,542
#*	Mitek Systems, Inc.	30,941	310,648
	MKS Instruments, Inc.	52,886	4,502,185
	Monotype Imaging Holdings, Inc.	79,791	1,593,426
	MTS Systems Corp.	28,891	1,664,699
*	Nanometrics, Inc.	78,829	2,473,654
*	Napco Security Technologies, Inc.	52,414	1,517,385
#*	NCR Corp.	10,413	352,064
*	NeoPhotonics Corp.	160,356	736,034
*	NETGEAR, Inc.	61,161	2,070,300
*	Netscout Systems, Inc.	168,152	4,378,678
*	NetSol Technologies, Inc.	13,690	82,140
	Network-1 Technologies, Inc.	8,465	20,739
	NIC, Inc.	105,377	1,911,539
#*	Novanta, Inc.	68,099	5,726,445
	NVE Corp.	11,100	746,142
*	OneSpan, Inc.	61,153	894,057
*	Optical Cable Corp.	5,961	22,413
#*	OSI Systems, Inc.	35,547	4,001,170
#*	PAR Technology Corp.	30,836	801,428
*	Paylocity Holding Corp.	2,488	254,000
#	Paysign, Inc.	10,269	144,896
	PC Connection, Inc.	63,474	2,076,235
*	PCM, Inc.	29,837	1,039,223
	PC-Tel, Inc.	8,084	37,348
#*	PDF Solutions, Inc.	62,744	837,632
	Pegasystems, Inc.	50,361	3,807,292
*	Perceptron, Inc.	16,326	68,406
*	Perficient, Inc.	90,312	3,085,961
	Perspecta, Inc.	65,492	1,527,928
#*	PFSweb, Inc.	5,455	20,074
*	Photronics, Inc.	187,995	1,810,392
#*	Pivotal Software, Inc., Class A	17,609	166,933
*	Pixelworks, Inc.	65,681	200,984
#	Plantronics, Inc.	71,179	2,733,274
*	Plexus Corp.	67,101	4,006,601
#	Power Integrations, Inc.	53,191	4,844,104
	Presidio, Inc.	6,830	95,620
*	PRGX Global, Inc.	44,148	247,670
	Progress Software Corp.	87,734	3,798,005
*	Pure Storage, Inc., Class A	42,446	642,632
	QAD, Inc., Class A	24,355	1,050,675
	QAD, Inc., Class B	4,173	137,751
#*	Qualys, Inc.	12,606	1,091,175

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Rambus, Inc.	206,418	$2,571,968
	RF Industries, Ltd.	3,591	29,518
*	Ribbon Communications, Inc.	133,311	655,890
	Richardson Electronics, Ltd.	19,377	109,868
*	Rogers Corp.	28,758	4,562,744
*	Rudolph Technologies, Inc.	101,040	2,719,997
#*	SailPoint Technologies Holding, Inc.	56,954	1,204,008
*	Sanmina Corp.	148,533	4,715,923
	Sapiens International Corp. NV	10,092	162,380
*	ScanSource, Inc.	44,998	1,527,682
	Science Applications International Corp.	82,169	7,014,768
*	Semtech Corp.	80,651	4,264,018
#*	ShotSpotter, Inc.	3,604	135,474
*	Silicon Laboratories, Inc.	58,169	6,527,144
#*	SMART Global Holdings, Inc.	57,753	1,758,001
#*	SMTC Corp.	19,072	75,048
#*	SolarEdge Technologies, Inc.	23,692	1,545,429
*	SPS Commerce, Inc.	14,272	1,596,038
*	StarTek, Inc.	54,384	364,917
*	Steel Connect, Inc.	5,603	9,973
#*	Stratasys, Ltd.	697	19,439
*	Super Micro Computer, Inc.	51,799	948,440
*	Sykes Enterprises, Inc.	83,905	2,373,672
#*	Synaptics, Inc.	63,054	2,029,078
*	Synchronoss Technologies, Inc.	59,362	480,239
	SYNNEX Corp.	73,232	7,216,281
*	Tech Data Corp.	67,381	6,828,391
*	Telaria, Inc.	73,170	592,677
*	Telenav, Inc.	76,210	718,660
*	Teradata Corp.	8,213	300,760
	TESSCO Technologies, Inc.	17,012	250,417
	TiVo Corp.	99,652	755,362
	TransAct Technologies, Inc.	25,072	299,861
	TTEC Holdings, Inc.	76,661	3,596,934
#*	TTM Technologies, Inc.	182,139	1,905,174
#*	Ultra Clean Holdings, Inc.	125,845	1,836,079
#*	Unisys Corp.	82,907	1,027,218
#*	Upland Software, Inc.	30,710	1,350,933
*	Veeco Instruments, Inc.	137,219	1,634,278
*	Verint Systems, Inc.	54,764	3,169,193
#*	Veritone, Inc.	3,826	26,552
*	Verra Mobility Corp.	10,041	139,068
	Versum Materials, Inc.	66,303	3,446,430
#*	ViaSat, Inc.	29,600	2,415,064
*	Viavi Solutions, Inc.	108,328	1,589,172
*	Virtusa Corp.	75,389	3,368,381
	Vishay Intertechnology, Inc.	235,440	4,002,480
*	Vishay Precision Group, Inc.	32,220	1,312,643
	Wayside Technology Group, Inc.	11,631	131,198
	Xperi Corp.	213,294	4,553,827
#*	Zix Corp.	190,285	1,733,496
TOTAL INFORMATION TECHNOLOGY			454,507,954
MATERIALS — (4.4%)
#	Advanced Emissions Solutions, Inc.	4,865	61,931
*	AdvanSix, Inc.	70,930	1,818,645
#*	AK Steel Holding Corp.	384,896	1,085,407
*	Alcoa Corp.	12,133	272,871
#*	Allegheny Technologies, Inc.	193,983	4,223,010

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	American Vanguard Corp.	52,378	$747,958
#*	Ampco-Pittsburgh Corp.	2,649	9,589
	Balchem Corp.	44,195	4,536,175
	Boise Cascade Co.	76,010	2,052,270
	Cabot Corp.	72,120	3,225,206
	Carpenter Technology Corp.	93,523	4,209,470
#*	Century Aluminum Co.	143,260	1,030,039
	Chase Corp.	20,838	2,158,400
	Chemours Co. (The)	2,670	50,917
#*	Clearwater Paper Corp.	24,248	475,988
#	Cleveland-Cliffs, Inc.	397,434	4,236,646
*	Coeur Mining, Inc.	353,633	1,626,712
	Commercial Metals Co.	207,556	3,634,306
#	Compass Minerals International, Inc.	60,435	3,375,295
*	Core Molding Technologies, Inc.	24,525	163,091
	Domtar Corp.	123,391	5,237,948
#	Eagle Materials, Inc.	5,833	482,856
*	Element Solutions, Inc.	379,481	3,802,400
*	Ferro Corp.	148,023	2,180,379
	Flexible Solutions International, Inc.	3,406	10,865
#*	Flotek Industries, Inc.	96,967	297,689
	Friedman Industries, Inc.	7,760	47,957
	FutureFuel Corp.	67,918	791,245
*	GCP Applied Technologies, Inc.	101,106	2,227,365
	Gold Resource Corp.	68,573	246,177
	Graphic Packaging Holding Co.	45,863	681,524
	Greif, Inc., Class A	49,097	1,716,431
	Greif, Inc., Class B	4,065	174,795
	Hawkins, Inc.	23,702	1,035,066
	Haynes International, Inc.	41,190	1,225,814
	HB Fuller Co.	94,929	4,538,556
	Huntsman Corp.	12,481	256,485
*	Ingevity Corp.	56,174	5,535,386
	Innophos Holdings, Inc.	99,422	2,701,296
	Innospec, Inc.	46,254	4,319,199
*	Intrepid Potash, Inc.	189,279	707,903
	Kaiser Aluminum Corp.	33,977	3,270,966
*	Koppers Holdings, Inc.	45,150	1,232,595
*	Kraton Corp.	61,782	1,894,854
#	Kronos Worldwide, Inc.	92,361	1,238,561
#*	Livent Corp.	14,708	94,720
	Louisiana-Pacific Corp.	206,881	5,407,869
#*	LSB Industries, Inc.	68,295	340,792
	Materion Corp.	41,809	2,597,593
	Mercer International, Inc.	97,420	1,269,383
	Minerals Technologies, Inc.	61,810	3,291,383
	Myers Industries, Inc.	112,271	1,815,422
#	Neenah, Inc.	39,603	2,602,313
	Nexa Resources SA	730	6,015
	Northern Technologies International Corp.	17,386	196,462
	Olin Corp.	75,790	1,521,105
	Olympic Steel, Inc.	16,478	207,293
*	OMNOVA Solutions, Inc.	111,422	1,108,649
	Owens-Illinois, Inc.	19,186	325,586
	PH Glatfelter Co.	71,213	1,162,196
	PolyOne Corp.	131,230	4,300,407
*	PQ Group Holdings, Inc.	11,216	174,857
	Quaker Chemical Corp.	33,824	6,338,279
#*	Ramaco Resources, Inc.	3,731	18,170

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#	Rayonier Advanced Materials, Inc.	61,816	$287,444
	Resolute Forest Products, Inc.	143,281	874,014
#*	Ryerson Holding Corp.	100,888	823,246
	Schnitzer Steel Industries, Inc., Class A	73,482	1,956,826
	Schweitzer-Mauduit International, Inc.	62,703	2,158,864
#	Scotts Miracle-Gro Co. (The)	7,247	812,969
#	Sensient Technologies Corp.	73,966	5,042,262
	Silgan Holdings, Inc.	12,131	364,658
	Stepan Co.	40,082	3,974,130
#*	Summit Materials, Inc., Class A	131,530	2,425,413
*	SunCoke Energy, Inc.	93,849	712,314
	Synalloy Corp.	17,201	292,073
	Tecnoglass, Inc.	1,400	9,968
#*	TimkenSteel Corp.	144,845	1,012,467
*	Trecora Resources	37,922	359,880
	Tredegar Corp.	62,523	1,042,258
	Trinseo SA	57,920	2,247,875
*	Tronox Holdings P.L.C., Class A	9,455	104,572
*	UFP Technologies, Inc.	7,723	336,414
	United States Lime & Minerals, Inc.	14,662	1,185,863
#	United States Steel Corp.	114,854	1,726,256
*	Universal Stainless & Alloy Products, Inc.	13,142	212,638
#*	US Concrete, Inc.	58,748	2,766,443
	Valvoline, Inc.	42,550	859,085
*	Venator Materials P.L.C	23,600	90,388
*	Verso Corp., Class A	49,812	805,958
	Warrior Met Coal, Inc.	18,621	460,684
	Worthington Industries, Inc.	98,879	3,976,913
#	WR Grace & Co.	13,684	927,912
TOTAL MATERIALS			155,476,519
REAL ESTATE — (0.4%)
	Alexander & Baldwin, Inc.	12,561	295,309
*	Altisource Asset Management Corp.	674	6,376
#*	Altisource Portfolio Solutions SA	1,973	41,433
*	CKX Lands, Inc.	702	7,002
	Consolidated-Tomoka Land Co.	15,038	943,183
#*	Five Point Holdings LLC, Class A	2,200	17,182
#*	Forestar Group, Inc.	6,906	142,678
*	FRP Holdings, Inc.	17,953	890,110
	Griffin Industrial Realty, Inc.	4,903	190,531
	Jones Lang LaSalle, Inc.	10,478	1,526,540
	Kennedy-Wilson Holdings, Inc.	62,760	1,350,595
*	Marcus & Millichap, Inc.	58,120	1,929,584
*	Maui Land & Pineapple Co., Inc.	36,053	408,480
	Newmark Group, Inc., Class A	37,717	371,890
*	Rafael Holdings, Inc., Class B	39,800	823,860
	RE/MAX Holdings, Inc., Class A	34,542	1,004,481
#	Realogy Holdings Corp.	29,413	153,242
	RMR Group, Inc. (The), Class A	17,537	863,522
#*	St Joe Co. (The)	45,829	881,750
*	Stratus Properties, Inc.	15,750	444,465
*	Tejon Ranch Co.	40,494	750,354
#*	Trinity Place Holdings, Inc.	51,069	214,490
TOTAL REAL ESTATE			13,257,057
UTILITIES — (3.4%)
	ALLETE, Inc.	68,437	5,950,597

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
#	American States Water Co.	64,605	$5,004,949
*	AquaVenture Holdings, Ltd.	6,851	118,043
	Artesian Resources Corp., Class A	28,411	1,022,228
	Atlantica Yield P.L.C.	58,326	1,352,580
	Avista Corp.	106,134	4,885,348
	Black Hills Corp.	75,388	5,966,960
	California Water Service Group	84,987	4,537,456
	Chesapeake Utilities Corp.	33,157	3,098,853
	Clearway Energy, Inc., Class A	42,245	725,347
#	Clearway Energy, Inc., Class C	88,428	1,593,473
	Connecticut Water Service, Inc.	35,278	2,465,932
	Consolidated Water Co., Ltd.	26,724	374,938
	El Paso Electric Co.	68,846	4,561,736
#	Genie Energy, Ltd., Class B	49,647	547,110
#	Hawaiian Electric Industries, Inc.	33,010	1,478,848
	IDACORP, Inc.	38,631	3,942,680
	MGE Energy, Inc.	49,729	3,687,405
#	Middlesex Water Co.	41,145	2,576,911
#	National Fuel Gas Co.	8,135	388,365
	New Jersey Resources Corp.	145,601	7,261,122
	Northwest Natural Holding Co.	51,118	3,650,848
	NorthWestern Corp.	71,197	4,978,094
	ONE Gas, Inc.	56,950	5,192,701
	Ormat Technologies, Inc.	58,876	3,859,322
	Otter Tail Corp.	68,600	3,661,868
#	Pattern Energy Group, Inc., Class A	72,030	1,651,648
	PNM Resources, Inc.	135,652	6,737,835
	Portland General Electric Co.	64,504	3,538,044
	RGC Resources, Inc.	22,515	647,982
	SJW Group	40,978	2,659,062
#	South Jersey Industries, Inc.	98,964	3,369,724
	Southwest Gas Holdings, Inc.	61,986	5,511,175
#	Spark Energy, Inc., Class A	2,045	22,372
	Spire, Inc.	73,831	6,084,413
	TerraForm Power, Inc., Class A	33,045	509,223
	Unitil Corp.	52,373	3,067,487
	York Water Co. (The)	34,366	1,236,145
TOTAL UTILITIES			117,918,824
TOTAL COMMON STOCKS			3,110,417,621
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	GCI Liberty, Inc.	11,847	313,235
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*	Social Reality, Inc. Rights 12/31/19, Class A	10,334	310
TOTAL INVESTMENT SECURITIES			3,110,731,166

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 2.260%	8,030,530	8,030,530

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (11.2%)
@§	DFA Short Term Investment Fund	33,900,260	$392,259,907
TOTAL INVESTMENTS — (100.0%)
(Cost $2,226,407,839)^^			$3,511,021,603
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$117,328,229	—	—	$117,328,229
Consumer Discretionary	416,942,840	$2,537	—	416,945,377
Consumer Staples	124,318,260	—	—	124,318,260
Energy	124,636,399	—	—	124,636,399
Financials	654,955,946	123,289	—	655,079,235
Health Care	304,999,066	—	—	304,999,066
Industrials	625,950,701	—	—	625,950,701
Information Technology	454,480,365	27,589	—	454,507,954
Materials	155,476,519	—	—	155,476,519
Real Estate	13,257,057	—	—	13,257,057
Utilities	117,918,824	—	—	117,918,824
Preferred Stocks
Communication Services	313,235	—	—	313,235
Rights/Warrants
Consumer Discretionary	—	310	—	310
Temporary Cash Investments	8,030,530	—	—	8,030,530
Securities Lending Collateral	—	392,259,907	—	392,259,907
TOTAL	$3,118,607,971	$392,413,632	—	$3,511,021,603

T.A. U.S. Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

		Shares	Value†
COMMON STOCKS — (93.7%)
COMMUNICATION SERVICES — (6.9%)
	A.H. Belo Corp., Class A	17,110	$63,136
	Activision Blizzard, Inc.	161,228	7,858,253
*	Alaska Communications Systems Group, Inc.	33,007	61,063
*	Alphabet, Inc., Class A	34,928	42,549,290
*	Alphabet, Inc., Class C	36,723	44,680,140
*	Altice USA, Inc., Class A	295,062	7,615,550
#	AMC Entertainment Holdings, Inc., Class A	62,169	735,459
#*	AMC Networks, Inc., Class A	49,426	2,638,360
#*	ANGI Homeservices, Inc., Class A	24,480	339,048
	AT&T, Inc.	2,668,735	90,870,427
	ATN International, Inc.	23,710	1,334,162
#*	AutoWeb, Inc.	3,801	12,999
*	Ballantyne Strong, Inc.	7,721	21,850
#*	Bandwidth, Inc., Class A	1,738	129,481
	Beasley Broadcast Group, Inc., Class A	4,143	13,465
#*	Boingo Wireless, Inc.	43,754	657,185
#*	Boston Omaha Corp., Class A	673	14,234
	Cable One, Inc.	4,983	6,063,314
*	Care.com, Inc.	25,294	277,222
#*	Cargurus, Inc.	3,300	122,991
#*	Cars.com, Inc.	90,914	1,727,366
#	CBS Corp., Class A	3,886	200,051
	CBS Corp., Class B	163,213	8,407,102
	CenturyLink, Inc.	552,953	6,685,202
*	Charter Communications, Inc., Class A	72,184	27,818,270
#*	Cincinnati Bell, Inc.	36,332	138,788
#	Cinemark Holdings, Inc.	147,265	5,878,819
#*	Clear Channel Outdoor Holdings, Inc.	27,964	84,731
	Cogent Communications Holdings, Inc.	34,353	2,164,583
	Comcast Corp., Class A	1,750,323	75,561,444
#*	comScore, Inc.	50,998	168,293
#	Consolidated Communications Holdings, Inc.	103,760	488,710
*	Cumulus Media, Inc., Class A	9,277	140,175
#*	Daily Journal Corp.	200	49,620
*	DHI Group, Inc.	38,113	140,256
#*	Discovery, Inc., Class A	93,472	2,833,136
*	Discovery, Inc., Class B	1,077	39,784
*	Discovery, Inc., Class C	128,860	3,639,006
*	DISH Network Corp., Class A	101,360	3,432,050
*	Electronic Arts, Inc.	53,397	4,939,222
	Emerald Expositions Events, Inc.	37,285	397,458
*	Emmis Communications Corp., Class A	2,473	13,008
#	Entercom Communications Corp., Class A	161,924	919,728
	Entravision Communications Corp., Class A	75,162	245,028
	EW Scripps Co. (The), Class A	64,132	983,144
*	Facebook, Inc., Class A	293,369	56,981,061
#*	Fluent, Inc.	18,382	95,586
	Fox Corp., Class A	79,362	2,961,790
*	Fox Corp., Class B	38,239	1,422,491
#*	Frontier Communications Corp.	23,115	30,512
#*	Gaia, Inc.	6,465	37,368
#	Gannett Co., Inc.	137,242	1,406,731
*	GCI Liberty, Inc., Class A	89,851	5,366,800
#*	Glu Mobile, Inc.	89,155	665,096

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Gray Television, Inc.	108,987	$1,934,519
*	Gray Television, Inc., Class A	2,300	38,709
*	Hemisphere Media Group, Inc.	12,264	150,970
*	IAC/InterActiveCorp	33,330	7,967,536
*	IDT Corp., Class B	32,465	329,844
*	IMAX Corp.	63,916	1,402,956
#*	Intelsat SA	88,813	2,010,726
	Interpublic Group of Cos., Inc. (The)	284,993	6,532,040
*	Iridium Communications, Inc.	61,985	1,576,898
	John Wiley & Sons, Inc., Class A	54,959	2,501,184
	John Wiley & Sons, Inc., Class B	2,517	116,663
*	Liberty Broadband Corp.	145	14,297
*	Liberty Broadband Corp., Class A	15,303	1,502,602
*	Liberty Broadband Corp., Class C	58,807	5,851,885
*	Liberty Latin America, Ltd., Class C	55,956	917,678
*	Liberty Media Corp.-Liberty Braves, Class A	6,772	195,711
*	Liberty Media Corp.-Liberty Braves, Class B	58	2,016
*	Liberty Media Corp.-Liberty Braves, Class C	19,641	565,072
*	Liberty Media Corp.-Liberty Formula One, Class A	17,871	669,805
#*	Liberty Media Corp.-Liberty Formula One, Class B	145	5,543
*	Liberty Media Corp.-Liberty Formula One, Class C	102,223	4,025,542
*	Liberty Media Corp.-Liberty SiriusXM, Class A	47,725	1,986,792
*	Liberty Media Corp.-Liberty SiriusXM, Class B	581	24,286
*	Liberty Media Corp.-Liberty SiriusXM, Class C	96,612	4,044,178
*	Liberty TripAdvisor Holdings, Inc., Class A	92,314	1,066,227
*	Liberty TripAdvisor Holdings, Inc., Class B	110	1,320
#	Lions Gate Entertainment Corp., Class A	60,468	780,642
#	Lions Gate Entertainment Corp., Class B	88,384	1,077,401
#*	Live Nation Entertainment, Inc.	221,538	15,964,028
*	Loral Space & Communications, Inc.	7,070	260,105
*	Madison Square Garden Co. (The), Class A	17,278	5,011,311
*	Marchex, Inc., Class B	23,549	102,438
	Marcus Corp. (The)	25,536	893,505
#	Match Group, Inc.	27,045	2,036,218
#*	McClatchy Co. (The), Class A	5,251	11,605
#*	Meet Group, Inc. (The)	111,428	383,312
#	Meredith Corp.	56,690	3,110,013
*	MSG Networks, Inc., Class A	62,023	1,177,817
	National CineMedia, Inc.	64,745	460,984
*	Netflix, Inc.	22,400	7,234,976
	New Media Investment Group, Inc.	74,291	800,114
#	New York Times Co. (The), Class A	142,941	5,100,135
	News Corp., Class A	245,024	3,224,516
	News Corp., Class B	105,257	1,416,759
	Nexstar Media Group, Inc., Class A	66,043	6,721,196
#	Omnicom Group, Inc.	86,478	6,937,265
*	ORBCOMM, Inc.	74,773	438,170
*	pdvWireless, Inc.	13,427	597,367
#*	QuinStreet, Inc.	42,903	698,890
*	Reading International, Inc., Class A	17,935	234,052
*	Rosetta Stone, Inc.	22,951	526,955
	Saga Communications, Inc., Class A	1,505	46,986
	Salem Media Group, Inc.	10,305	21,434
	Scholastic Corp.	40,592	1,387,029
	Shenandoah Telecommunications Co.	81,706	3,215,948
	Sinclair Broadcast Group, Inc., Class A	105,206	5,286,601
#	Sirius XM Holdings, Inc.	253,303	1,585,677
#*	Snap, Inc., Class A	76,081	1,278,161
	Spok Holdings, Inc.	19,425	252,331

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Sprint Corp.	290,563	$2,129,827
*	Take-Two Interactive Software, Inc.	42,835	5,248,144
*	TechTarget, Inc.	23,010	529,690
	TEGNA, Inc.	271,455	4,123,401
	Telephone & Data Systems, Inc.	134,058	4,335,436
*	T-Mobile US, Inc.	115,500	9,208,815
	Townsquare Media, Inc., Class A	5,446	29,354
*	Travelzoo	9,333	117,409
	Tribune Media Co., Class A	9,112	423,435
	Tribune Publishing Co.	38,843	321,232
#*	TripAdvisor, Inc.	61,043	2,695,048
#*	TrueCar Inc.	77,013	391,226
*	Twitter, Inc.	139,714	5,911,299
*	United States Cellular Corp.	22,805	1,092,131
#*	Urban One, Inc.	8,201	17,632
	Verizon Communications, Inc.	1,334,445	73,754,775
#	Viacom, Inc., Class A	8,633	301,810
	Viacom, Inc., Class B	248,278	7,535,237
#*	Vonage Holdings Corp.	229,915	2,850,946
	Walt Disney Co. (The)	286,085	40,913,016
#	World Wrestling Entertainment, Inc., Class A	32,279	2,349,266
#*	Yelp, Inc.	31,816	1,115,151
*	Zayo Group Holdings, Inc.	219,477	7,402,959
*	Zedge, Inc., Class B	8,851	14,250
#*	Zillow Group, Inc., Class A	33,294	1,659,373
#*	Zillow Group, Inc., Class C	53,249	2,660,320
*	Zynga, Inc., Class A	715,494	4,564,852
TOTAL COMMUNICATION SERVICES			727,525,012
CONSUMER DISCRETIONARY — (11.7%)
*	1-800-Flowers.com, Inc., Class A	39,679	776,915
	Aaron's, Inc.	104,958	6,617,602
#	Abercrombie & Fitch Co., Class A	117,537	2,224,975
#	Acushnet Holdings Corp.	70,854	1,811,028
#	Adient P.L.C.	105,696	2,510,280
*	Adtalem Global Education, Inc.	75,376	3,570,561
	Advance Auto Parts, Inc.	37,218	5,606,520
*	Amazon.com, Inc.	111,587	208,308,380
	AMCON Distributing Co.	116	11,330
*	American Axle & Manufacturing Holdings, Inc.	142,750	1,722,992
	American Eagle Outfitters, Inc.	267,779	4,737,011
#*	American Outdoor Brands Corp.	67,901	654,566
*	American Public Education, Inc.	17,720	585,114
*	America's Car-Mart, Inc.	11,173	1,007,358
	Aptiv P.L.C.	103,217	9,046,970
	Aramark	172,862	6,255,876
	Ark Restaurants Corp.	2,015	38,829
#*	Asbury Automotive Group, Inc.	30,929	2,847,942
#*	Ascena Retail Group, Inc.	234,894	104,340
#*	At Home Group, Inc.	60,987	365,312
	Autoliv, Inc.	74,686	5,388,595
*	AutoNation, Inc.	112,042	5,454,205
*	AutoZone, Inc.	3,820	4,290,013
*	Barnes & Noble Education, Inc.	47,536	166,376
	Barnes & Noble, Inc.	84,250	549,310
	Bassett Furniture Industries, Inc.	6,115	78,150
	BBX Capital Corp.	34,809	150,027
*	Beazer Homes USA, Inc.	39,267	460,209
#	Bed Bath & Beyond, Inc.	153,967	1,495,020

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Best Buy Co., Inc.	256,123	$19,601,093
#	Big 5 Sporting Goods Corp.	20,304	43,248
#	Big Lots, Inc.	80,730	2,066,688
*	Biglari Holdings, Inc., Class A	117	53,469
*	Biglari Holdings, Inc., Class B	1,670	151,636
	BJ's Restaurants, Inc.	29,898	1,186,951
	Bloomin' Brands, Inc.	125,013	2,128,971
*	Booking Holdings, Inc.	9,117	17,200,223
#*	Boot Barn Holdings, Inc.	35,287	1,104,130
	BorgWarner, Inc.	143,683	5,431,217
	Bowl America, Inc., Class A	1,280	19,942
#	Boyd Gaming Corp.	22,632	599,522
*	Bright Horizons Family Solutions, Inc.	33,989	5,168,707
#	Brinker International, Inc.	30,830	1,228,575
	Brunswick Corp.	94,399	4,640,655
#	Buckle, Inc. (The)	14,000	284,900
*	Build-A-Bear Workshop, Inc.	18,084	77,219
*	Burlington Stores, Inc.	29,056	5,251,872
*	Caesars Entertainment Corp.	333,447	3,948,012
	Caleres, Inc.	56,018	1,052,018
	Callaway Golf Co.	111,594	2,046,634
	Canterbury Park Holding Corp.	200	2,450
*	Capri Holdings, Ltd.	131,641	4,685,103
*	Career Education Corp.	95,931	1,818,852
#*	CarMax, Inc.	121,212	10,637,565
	Carnival Corp.	102,163	4,825,158
	Carriage Services, Inc.	20,519	392,323
#*	Carrols Restaurant Group, Inc.	55,542	517,651
#	Carter's, Inc.	37,541	3,492,064
#*	Carvana Co.	3,633	230,913
	Cato Corp. (The), Class A	21,972	315,738
*	Cavco Industries, Inc.	8,667	1,537,092
*	Century Casinos, Inc.	3,288	32,453
#*	Century Communities, Inc.	35,383	975,509
#	Cheesecake Factory, Inc. (The)	67,561	2,910,528
#*	Chegg, Inc.	16,629	746,975
	Chico's FAS, Inc.	89,320	284,931
#	Children's Place, Inc. (The)	31,056	3,033,240
*	Chipotle Mexican Grill, Inc.	7,581	6,030,913
#	Choice Hotels International, Inc.	27,973	2,400,363
#	Churchill Downs, Inc.	11,091	1,327,038
*	Chuy's Holdings, Inc.	19,205	454,198
	Citi Trends, Inc.	15,913	244,265
#	Clarus Corp.	29,499	423,901
	Collectors Universe, Inc.	5,144	121,964
	Columbia Sportswear Co.	53,468	5,666,539
#*	Conn's, Inc.	36,326	755,581
#*	Container Store Group, Inc. (The)	47,455	289,950
	Cooper Tire & Rubber Co.	75,654	2,036,606
*	Cooper-Standard Holdings, Inc.	25,840	1,278,563
	Core-Mark Holding Co., Inc.	44,534	1,666,908
#	Cracker Barrel Old Country Store, Inc.	28,919	5,023,519
*	Crocs, Inc.	61,394	1,402,853
	Culp, Inc.	17,140	308,006
	Dana, Inc.	225,562	3,769,141
	Darden Restaurants, Inc.	70,951	8,624,804
#	Dave & Buster's Entertainment, Inc.	56,988	2,316,562
#*	DavidsTea, Inc.	1,300	2,080
*	Deckers Outdoor Corp.	32,868	5,136,611

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Del Frisco's Restaurant Group, Inc.	30,596	$243,544
*	Del Taco Restaurants, Inc.	42,325	512,979
	Delphi Technologies P.L.C.	40,206	753,460
*	Delta Apparel, Inc.	6,871	130,824
*	Denny's Corp.	65,165	1,472,077
#	Designer Brands, Inc., Class A	95,031	1,746,670
#*	Destination XL Group, Inc.	51,876	91,302
#	Dick's Sporting Goods, Inc.	93,701	3,482,866
#	Dillard's, Inc., Class A	39,857	2,900,792
#	Dine Brands Global, Inc.	22,222	1,824,204
*	Dixie Group, Inc. (The)	7,544	3,986
	Dollar General Corp.	156,481	20,971,584
*	Dollar Tree, Inc.	130,642	13,292,823
	Domino's Pizza, Inc.	19,800	4,841,694
*	Dorman Products, Inc.	43,239	3,108,019
	DR Horton, Inc.	193,224	8,874,778
#*	Drive Shack, Inc.	40,469	211,248
#*	Duluth Holdings, Inc., Class B	5,670	68,891
	Dunkin' Brands Group, Inc.	49,286	3,950,766
	eBay, Inc.	263,301	10,845,368
	Educational Development Corp.	2,000	13,300
#*	El Pollo Loco Holdings, Inc.	41,379	407,169
#*	Eldorado Resorts, Inc.	24,198	1,091,814
*	Emerson Radio Corp.	11,467	11,926
	Escalade, Inc.	11,525	132,883
	Ethan Allen Interiors, Inc.	35,248	725,404
*	Etsy, Inc.	7,092	475,306
*	Everi Holdings, Inc.	19,215	230,772
	Expedia Group, Inc.	57,129	7,583,335
#*	Express, Inc.	47,975	118,498
	Extended Stay America, Inc.	239,986	4,012,566
*	Famous Dave's of America, Inc.	5,581	25,505
*	Fiesta Restaurant Group, Inc.	25,982	248,128
*	Five Below, Inc.	37,623	4,419,198
	Flexsteel Industries, Inc.	6,129	112,590
#*	Floor & Decor Holdings, Inc., Class A	60,171	2,355,695
	Foot Locker, Inc.	98,355	4,038,456
	Ford Motor Co.	1,452,452	13,841,868
#*	Fossil Group, Inc.	60,589	668,903
*	Fox Factory Holding Corp.	47,662	3,816,773
*	frontdoor, Inc.	50,212	2,291,676
*	Full House Resorts, Inc.	6,121	11,630
#	GameStop Corp., Class A	123,961	498,323
#	Gap, Inc. (The)	254,525	4,963,237
	Garmin, Ltd.	60,621	4,764,204
#*	Garrett Motion, Inc.	13,399	189,864
	General Motors Co.	614,834	24,802,404
*	Genesco, Inc.	23,930	942,363
	Gentex Corp.	313,552	8,597,596
*	Gentherm, Inc.	46,558	1,904,688
	Genuine Parts Co.	83,779	8,136,616
*	G-III Apparel Group, Ltd.	62,427	1,789,158
	Goodyear Tire & Rubber Co. (The)	221,456	3,040,591
	Graham Holdings Co., Class B	4,575	3,397,990
#*	Grand Canyon Education, Inc.	55,679	6,056,205
*	Green Brick Partners, Inc.	5,961	56,093
#	Group 1 Automotive, Inc.	26,764	2,247,105
*	Groupon, Inc.	450,419	1,418,820
#*	GrubHub, Inc.	46,987	3,177,731

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Guess?, Inc.	96,759	$1,630,389
#	H&R Block, Inc.	103,181	2,857,082
#*	Habit Restaurants, Inc. (The), Class A	14,676	146,760
	Hamilton Beach Brands Holding Co., Class A	14,688	241,030
#	Hanesbrands, Inc.	261,790	4,212,201
#	Harley-Davidson, Inc.	160,063	5,727,054
#	Hasbro, Inc.	26,167	3,170,394
	Haverty Furniture Cos., Inc.	21,314	385,997
	Haverty Furniture Cos., Inc., Class A	717	12,985
*	Helen of Troy, Ltd.	27,618	4,095,197
#*	Hibbett Sports, Inc.	21,288	391,699
*	Hilton Grand Vacations, Inc.	77,254	2,526,206
	Hilton Worldwide Holdings, Inc.	85,985	8,301,852
	Home Depot, Inc. (The)	198,912	42,505,505
	Hooker Furniture Corp.	13,297	277,242
#*	Horizon Global Corp.	26,445	151,794
*	Houghton Mifflin Harcourt Co.	136,797	800,262
	Hyatt Hotels Corp., Class A	28,550	2,208,342
#*	Installed Building Products, Inc.	27,223	1,450,441
#	International Game Technology P.L.C.	48,760	650,946
	International Speedway Corp., Class A	25,651	1,156,347
#*	iRobot Corp.	26,784	1,957,910
*	J Alexander's Holdings, Inc.	10,076	108,519
#	J. Jill, Inc.	32,904	70,415
	Jack in the Box, Inc.	24,776	1,779,660
#*	JC Penney Co., Inc.	32,180	25,599
	Johnson Outdoors, Inc., Class A	11,117	755,845
*	K12, Inc.	47,453	1,416,472
	KB Home	49,212	1,292,799
#*	Kirkland's, Inc.	20,234	34,600
#	Kohl's Corp.	153,238	8,253,399
*	Kontoor Brands, Inc.	7,637	223,993
	L Brands, Inc.	83,624	2,170,043
*	Lakeland Industries, Inc.	3,363	36,085
#*	Lands' End, Inc.	35,605	388,095
	Las Vegas Sands Corp.	88,181	5,329,660
*	Laureate Education, Inc., Class A	6,180	101,290
	La-Z-Boy, Inc.	62,286	2,054,815
#	LCI Industries	41,088	3,764,893
*	Leaf Group, Ltd.	27,296	166,506
	Lear Corp.	56,080	7,109,822
#	Leggett & Platt, Inc.	93,176	3,724,245
	Lennar Corp., Class A	155,534	7,398,752
	Lennar Corp., Class B	15,889	603,782
#*	LGI Homes, Inc.	25,862	1,817,840
#*	Libbey, Inc.	10,263	17,344
#	Liberty Tax, Inc.	5,864	69,782
	Lifetime Brands, Inc.	16,644	146,967
*	Lindblad Expeditions Holdings, Inc.	4,692	88,350
*	Liquidity Services, Inc.	28,323	184,666
#	Lithia Motors, Inc., Class A	33,589	4,429,717
*	LKQ Corp.	162,940	4,387,974
	Lowe's Cos., Inc.	216,161	21,918,725
*	Luby's, Inc.	17,827	20,679
*	Lululemon Athletica, Inc.	30,579	5,843,341
#*	Lumber Liquidators Holdings, Inc.	26,295	230,607
*	M/I Homes, Inc.	25,779	911,803
	Macy's, Inc.	263,458	5,988,400
*	Malibu Boats, Inc., Class A	29,863	899,772

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Marine Products Corp.	10,739	$172,468
*	MarineMax, Inc.	32,733	505,398
	Marriott International, Inc., Class A	59,573	8,284,221
	Marriott Vacations Worldwide Corp.	47,606	4,866,761
*	MasterCraft Boat Holdings, Inc.	25,660	425,956
#*	Mattel, Inc.	60,232	879,387
	McDonald's Corp.	102,238	21,543,591
	MDC Holdings, Inc.	75,526	2,729,510
»	Media General, Inc. Contingent Value Rights	38,671	1,516
*	Meritage Homes Corp.	41,802	2,625,584
	MGM Resorts International	191,385	5,745,378
#*	Michaels Cos., Inc. (The)	89,672	616,047
*	Modine Manufacturing Co.	61,497	843,739
*	Mohawk Industries, Inc.	36,066	4,497,070
*	Monarch Casino & Resort, Inc.	1,439	67,734
#	Monro, Inc.	42,036	3,539,852
#*	Motorcar Parts of America, Inc.	21,461	383,723
	Movado Group, Inc.	19,419	511,302
*	Murphy USA, Inc.	51,055	4,511,220
	Nathan's Famous, Inc.	4,377	309,060
#*	National Vision Holdings, Inc.	7,781	245,802
*	Nautilus, Inc.	40,483	78,132
*	New Home Co., Inc. (The)	11,494	47,815
#	Newell Brands, Inc.	134,358	1,906,540
	NIKE, Inc., Class B	202,511	17,422,021
	Nobility Homes, Inc.	1,152	26,496
#	Nordstrom, Inc.	107,537	3,560,550
*	Norwegian Cruise Line Holdings, Ltd.	88,068	4,354,082
*	NVR, Inc.	2,379	7,955,709
	Office Depot, Inc.	684,524	1,396,429
#*	Ollie's Bargain Outlet Holdings, Inc.	34,873	2,953,394
*	O'Reilly Automotive, Inc.	32,384	12,330,532
#*	Overstock.com, Inc.	30,852	694,787
#	Oxford Industries, Inc.	20,786	1,521,327
	Papa John's International, Inc.	28,426	1,262,683
#*	Party City Holdco, Inc.	117,896	752,176
#*	Penn National Gaming, Inc.	54,592	1,065,636
#	Penske Automotive Group, Inc.	100,789	4,633,270
#	PetMed Express, Inc.	22,786	395,793
#*	Pier 1 Imports, Inc.	4,391	16,905
*	Planet Fitness, Inc., Class A	61,837	4,864,098
*	Playa Hotels & Resorts NV	31,899	233,820
*	PlayAGS, Inc.	9,406	176,457
#	Polaris Industries, Inc.	48,416	4,583,543
	Pool Corp.	26,696	5,055,422
*	Potbelly Corp.	22,742	94,607
	PulteGroup, Inc.	250,711	7,899,904
	PVH Corp.	51,995	4,623,395
#*	Quotient Technology Inc.	79,568	837,055
*	Qurate Retail Group, Inc. QVC Group, Class B	600	8,502
*	Qurate Retail, Inc.	297,097	4,200,952
	Ralph Lauren Corp.	20,878	2,176,114
	RCI Hospitality Holdings, Inc.	12,873	218,197
*	Red Lion Hotels Corp.	20,113	136,567
#*	Red Robin Gourmet Burgers, Inc.	16,572	547,207
#	Red Rock Resorts, Inc., Class A	57,785	1,204,239
*	Regis Corp.	73,148	1,338,608
*	Rent-A-Center, Inc.	38,161	1,031,492
#*	RH	17,231	2,402,001

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Rocky Brands, Inc.	6,987	$220,230
	Ross Stores, Inc.	80,478	8,533,082
	Royal Caribbean Cruises, Ltd.	94,154	10,953,876
#*	RTW RetailWinds, Inc.	82,882	180,683
*	Rubicon Project, Inc. (The)	54,426	414,182
	Ruth's Hospitality Group, Inc.	74,826	1,666,375
#*	Sally Beauty Holdings, Inc.	94,629	1,300,202
#*	Scientific Games Corp., Class A	41,282	844,217
#*	SeaWorld Entertainment, Inc.	110,217	3,369,334
*	Select Interior Concepts, Inc., Class A	10,751	123,099
	Service Corp. International	149,993	6,920,677
*	ServiceMaster Global Holdings, Inc.	100,425	5,345,623
#*	Shake Shack, Inc., Class A	17,980	1,342,387
*	Shiloh Industries, Inc.	21,461	108,163
#	Shoe Carnival, Inc.	17,356	440,495
*	Shutterfly, Inc.	40,520	2,053,959
	Shutterstock, Inc.	32,533	1,248,291
	Signet Jewelers, Ltd.	64,367	1,167,617
	Six Flags Entertainment Corp.	42,394	2,239,675
*	Skechers U.S.A., Inc., Class A	140,565	5,333,036
*	Skyline Champion Corp.	65,856	1,876,896
#*	Sleep Number Corp.	54,004	2,655,377
	Sonic Automotive, Inc., Class A	38,777	1,069,082
#*	Sonos, Inc.	6,400	69,440
#*	Sotheby's	52,645	3,143,433
	Speedway Motorsports, Inc.	42,472	840,946
#*	Sportsman's Warehouse Holdings, Inc.	70,016	314,372
#*	Stamps.com, Inc.	12,900	615,975
	Standard Motor Products, Inc.	28,748	1,322,695
	Starbucks Corp.	201,063	19,038,655
	Steven Madden, Ltd.	113,386	3,912,951
*	Stoneridge, Inc.	49,402	1,609,023
	Strategic Education, Inc.	32,090	5,711,699
	Strattec Security Corp.	3,827	79,563
	Superior Group of Cos, Inc.	13,632	232,017
	Superior Industries International, Inc.	30,693	78,574
*	Sypris Solutions, Inc.	8,523	8,779
#	Tailored Brands, Inc.	35,252	171,677
*	Tandy Leather Factory, Inc.	9,590	55,814
	Tapestry, Inc.	136,431	4,219,811
	Target Corp.	210,806	18,213,638
*	Taylor Morrison Home Corp.	115,839	2,608,694
#*	Tempur Sealy International, Inc.	48,541	3,893,959
#	Tenneco, Inc., Class A	64,491	582,999
#*	Tesla, Inc.	7,091	1,713,257
	Texas Roadhouse, Inc.	63,815	3,524,502
	Thor Industries, Inc.	71,988	4,290,485
#	Tiffany & Co.	61,664	5,791,483
#	Tile Shop Holdings, Inc.	60,127	155,729
	Tilly's, Inc., Class A	20,768	170,090
	TJX Cos., Inc. (The)	236,699	12,914,297
	Toll Brothers, Inc.	148,262	5,332,984
*	TopBuild Corp.	42,567	3,453,461
	Tower International, Inc.	30,396	936,197
#*	Town Sports International Holdings, Inc.	14,917	22,823
	Tractor Supply Co.	66,001	7,181,569
*	TravelCenters of America LLC	26,570	91,667
*	TRI Pointe Group, Inc.	148,256	2,029,625
#*	Tuesday Morning Corp.	29,673	48,664

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Tupperware Brands Corp.	37,101	$568,016
*	Ulta Salon Cosmetics & Fragrance, Inc.	25,508	8,908,669
#*	Under Armour, Inc., Class A	81,537	1,881,059
#*	Under Armour, Inc., Class C	104,748	2,130,574
*	Unifi, Inc.	19,408	363,124
	Unique Fabricating, Inc.	1,260	3,238
*	Universal Electronics, Inc.	15,759	674,800
*	Universal Technical Institute, Inc.	9,310	34,261
#*	Urban Outfitters, Inc.	152,293	3,626,096
#*	US Auto Parts Network, Inc.	10,392	12,263
	Vail Resorts, Inc.	29,350	7,235,362
#*	Veoneer, Inc.	32,952	598,079
*	Vera Bradley, Inc.	41,097	482,890
	VF Corp.	53,460	4,671,869
#*	Vince Holding Corp.	1,616	22,689
*	Vista Outdoor, Inc.	60,738	437,314
#*	Visteon Corp.	43,035	2,835,146
#*	Vitamin Shoppe, Inc.	21,712	95,967
*	VOXX International Corp.	14,866	69,722
#*	Wayfair, Inc., Class A	15,225	1,996,911
#*	Weight Watchers International, Inc.	28,271	612,067
	Wendy's Co. (The)	298,595	5,431,443
	Weyco Group, Inc.	8,909	245,176
#	Whirlpool Corp.	45,565	6,628,796
*	William Lyon Homes, Class A	36,943	725,561
#	Williams-Sonoma, Inc.	116,460	7,765,553
#	Wingstop, Inc.	20,623	1,971,353
	Winmark Corp.	2,732	461,735
#	Winnebago Industries, Inc.	37,749	1,521,285
	Wolverine World Wide, Inc.	91,834	2,493,293
	Wyndham Destinations, Inc.	48,100	2,263,586
	Wyndham Hotels & Resorts, Inc.	77,521	4,383,813
#	Wynn Resorts, Ltd.	24,440	3,178,911
	Yum! Brands, Inc.	33,855	3,809,365
#*	ZAGG, Inc.	31,708	210,224
*	Zovio, Inc.	40,068	152,659
*	Zumiez, Inc.	30,352	751,819
TOTAL CONSUMER DISCRETIONARY			1,236,762,116
CONSUMER STAPLES — (5.3%)
	Alico, Inc.	7,482	238,676
	Altria Group, Inc.	414,701	19,519,976
	Andersons, Inc. (The)	36,535	980,965
	Archer-Daniels-Midland Co.	214,400	8,807,552
*	Avon Products, Inc.	310,840	1,321,070
#	B&G Foods, Inc.	90,474	1,653,865
#*	BJ's Wholesale Club Holdings, Inc.	58,005	1,366,598
#*	Boston Beer Co., Inc. (The), Class A	12,135	4,760,803
*	Bridgford Foods Corp.	2,509	89,496
	Brown-Forman Corp., Class A	13,986	746,293
	Brown-Forman Corp., Class B	108,606	5,952,695
	Bunge, Ltd.	99,617	5,820,621
#	Calavo Growers, Inc.	17,713	1,566,538
#	Cal-Maine Foods, Inc.	49,074	1,951,673
#	Campbell Soup Co.	124,514	5,147,409
#	Casey's General Stores, Inc.	48,268	7,815,072
#*	Central Garden & Pet Co.	15,617	474,444
*	Central Garden & Pet Co., Class A	53,524	1,474,586
*	Chefs' Warehouse, Inc. (The)	28,528	1,040,416

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Church & Dwight Co., Inc.	73,376	$5,535,485
#	Clorox Co. (The)	47,674	7,751,792
	Coca-Cola Co. (The)	760,646	40,032,799
#	Coca-Cola Consolidated, Inc.	9,711	2,850,470
	Colgate-Palmolive Co.	76,902	5,516,949
	Conagra Brands, Inc.	192,660	5,562,094
	Constellation Brands, Inc., Class A	54,607	10,747,750
#	Constellation Brands, Inc., Class B	1,902	379,354
	Costco Wholesale Corp.	76,477	21,079,356
#	Coty, Inc., Class A	215,846	2,354,880
#*	Craft Brew Alliance, Inc.	20,621	323,956
*	Crimson Wine Group, Ltd.	9,858	72,949
*	Darling Ingredients, Inc.	160,581	3,264,612
#	Dean Foods Co.	87,239	126,497
*	Edgewell Personal Care Co.	60,720	1,847,710
#*	elf Beauty Inc.	39,201	650,345
#	Energizer Holdings, Inc.	51,714	2,176,125
	Estee Lauder Cos., Inc. (The), Class A	37,185	6,849,105
#*	Farmer Brothers Co.	19,168	311,288
#	Flowers Foods, Inc.	238,838	5,660,461
	Fresh Del Monte Produce, Inc.	55,815	1,692,869
	General Mills, Inc.	200,916	10,670,649
#*	Hain Celestial Group, Inc. (The)	76,799	1,671,914
#*	Herbalife Nutrition, Ltd.	69,394	2,846,542
	Hershey Co. (The)	48,382	7,341,485
#	Hormel Foods Corp.	181,818	7,452,720
*	Hostess Brands, Inc.	120,666	1,703,804
	Ingles Markets, Inc., Class A	16,579	521,907
	Ingredion, Inc.	60,426	4,670,326
	Inter Parfums, Inc.	31,500	2,182,320
	J&J Snack Foods Corp.	19,581	3,638,933
	JM Smucker Co. (The)	56,032	6,230,198
	John B. Sanfilippo & Son, Inc.	10,470	909,948
	Kellogg Co.	136,709	7,959,198
#	Keurig Dr Pepper, Inc.	62,606	1,761,733
	Kimberly-Clark Corp.	36,348	4,930,606
	Kraft Heinz Co. (The)	107,634	3,445,364
	Kroger Co. (The)	522,038	11,046,324
	Lamb Weston Holdings, Inc.	40,621	2,726,482
	Lancaster Colony Corp.	20,755	3,234,044
#*	Landec Corp.	30,527	340,987
*	Lifeway Foods, Inc.	2,867	9,776
	Limoneira Co.	15,163	300,076
	Mannatech, Inc.	600	9,618
#	McCormick & Co., Inc.	1,509	237,984
#	McCormick & Co., Inc. Non-Voting	54,096	8,576,380
	Medifast, Inc.	25,005	2,791,808
#	MGP Ingredients, Inc.	23,869	1,193,211
	Molson Coors Brewing Co., Class A	266	16,532
	Molson Coors Brewing Co., Class B	92,518	4,995,047
	Mondelez International, Inc., Class A	314,907	16,844,375
*	Monster Beverage Corp.	81,819	5,274,871
#	National Beverage Corp.	25,483	1,109,275
*	Natural Alternatives International, Inc.	5,470	55,192
*	Natural Grocers by Vitamin Cottage, Inc.	26,728	245,096
#	Natural Health Trends Corp.	6,437	48,342
*	Nature's Sunshine Products, Inc.	13,753	124,190
#*	New Age Beverages Corp.	13,090	48,957
	Nu Skin Enterprises, Inc., Class A	65,401	2,614,732

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Oil-Dri Corp. of America	5,619	$199,081
	PepsiCo, Inc.	303,798	38,828,422
*	Performance Food Group Co.	111,730	4,899,360
	Philip Morris International, Inc.	124,624	10,419,813
*	Pilgrim's Pride Corp.	104,657	2,832,018
*	Post Holdings, Inc.	95,819	10,273,713
	PriceSmart, Inc.	30,424	1,855,864
#*	Primo Water Corp.	48,126	710,821
	Procter & Gamble Co. (The)	458,732	54,148,725
#*	Pyxus International, Inc.	8,313	118,627
#*	Revlon, Inc., Class A	27,411	546,027
#*	Rite Aid Corp.	13,790	96,116
	Rocky Mountain Chocolate Factory, Inc.	4,490	40,410
*	S&W Seed Co.	5,318	15,741
	Sanderson Farms, Inc.	29,686	3,889,460
	Seaboard Corp.	346	1,412,247
*	Seneca Foods Corp., Class A	8,682	274,178
*	Seneca Foods Corp., Class B	283	8,886
*	Simply Good Foods Co. (The)	73,375	1,998,001
	SpartanNash Co.	43,974	519,773
#	Spectrum Brands Holdings, Inc.	63,666	3,190,303
#*	Sprouts Farmers Market, Inc.	148,236	2,509,635
	Sysco Corp.	74,993	5,142,270
#	Tootsie Roll Industries, Inc.	31,456	1,175,196
*	TreeHouse Foods, Inc.	71,619	4,249,871
#	Turning Point Brands, Inc.	7,399	274,725
	Tyson Foods, Inc., Class A	142,930	11,362,935
#*	United Natural Foods, Inc.	53,580	528,299
	United-Guardian, Inc.	1,431	28,019
	Universal Corp.	30,752	1,829,744
*	US Foods Holding Corp.	177,055	6,262,435
*	USANA Health Sciences, Inc.	33,692	2,292,741
#	Vector Group, Ltd.	96,931	1,119,553
#	Village Super Market, Inc., Class A	9,492	237,585
	Walgreens Boots Alliance, Inc.	285,393	15,551,065
	Walmart, Inc.	364,614	40,246,093
#	WD-40 Co.	13,211	2,398,589
#	Weis Markets, Inc.	31,962	1,165,015
#*	Youngevity International, Inc.	1,700	7,973
TOTAL CONSUMER STAPLES			557,955,869
ENERGY — (4.7%)
*	Abraxas Petroleum Corp.	164,391	143,086
	Adams Resources & Energy, Inc.	3,585	116,979
	Anadarko Petroleum Corp.	112,085	8,256,181
#	Antero Midstream Corp.	128,681	1,173,571
#*	Antero Resources Corp.	211,952	977,099
#	Apache Corp.	224,068	5,471,741
*	Apergy Corp.	44,003	1,431,418
#	Arch Coal, Inc., Class A	31,173	2,779,385
	Archrock, Inc.	156,374	1,716,986
*	Ardmore Shipping Corp.	25,542	187,478
*	Aspen Aerogels, Inc.	12,907	85,186
#	Baker Hughes a GE Co.	93,363	2,370,487
#*	Basic Energy Services, Inc.	12,174	21,670
#	Berry Petroleum Corp.	19,073	186,915
*	Bonanza Creek Energy, Inc.	24,838	541,468
*	C&J Energy Services, Inc.	78,066	854,042
	Cabot Oil & Gas Corp.	177,048	3,392,240

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Cactus, Inc., Class A	21,880	$642,616
#*	California Resources Corp.	14,239	217,999
#*	Callon Petroleum Co.	290,934	1,431,395
#*	CARBO Ceramics, Inc.	3,649	4,671
#*	Carrizo Oil & Gas, Inc.	111,785	1,065,311
#*	Centennial Resource Development, Inc., Class A	184,201	1,095,996
#*	Chaparral Energy, Inc., Class A	3,601	12,784
*	Cheniere Energy, Inc.	54,529	3,552,564
#*	Chesapeake Energy Corp.	767,312	1,388,835
	Chevron Corp.	543,129	66,864,611
	Cimarex Energy Co.	84,699	4,291,698
*	Clean Energy Fuels Corp.	211,434	564,529
*	CNX Resources Corp.	239,064	1,965,106
#*	Comstock Resources, Inc.	2,107	14,391
	Concho Resources, Inc.	85,353	8,337,281
	ConocoPhillips	413,560	24,433,125
*	CONSOL Energy, Inc.	33,244	714,414
#*	Contango Oil & Gas Co.	22,037	29,309
*	Continental Resources, Inc.	90,091	3,348,682
*	Contura Energy, Inc.	7,583	271,699
#	Core Laboratories NV	30,438	1,527,074
#	CVR Energy, Inc.	90,290	4,791,690
*	Dawson Geophysical Co.	13,952	33,206
#	Delek US Holdings, Inc.	104,477	4,500,869
#*	Denbury Resources, Inc.	562,871	636,044
	Devon Energy Corp.	112,720	3,043,440
#	DHT Holdings, Inc.	160,576	907,254
#*	Diamond Offshore Drilling, Inc.	163,482	1,477,877
	Diamondback Energy, Inc.	73,885	7,641,926
#	DMC Global, Inc.	14,992	783,182
*	Dorian LPG, Ltd.	51,358	469,926
#*	Dril-Quip, Inc.	43,203	2,273,342
*	Earthstone Energy, Inc., Class A	22,715	99,492
#	EnLink Midstream LLC	131,950	1,266,720
	EOG Resources, Inc.	207,422	17,807,179
#	EQT Corp.	68,493	1,034,929
#	Equitrans Midstream Corp.	38,849	644,505
*	Era Group, Inc.	26,104	269,393
	Evolution Petroleum Corp.	28,091	171,355
*	Exterran Corp.	44,715	610,360
#*	Extraction Oil & Gas, Inc.	108,599	402,902
	Exxon Mobil Corp.	1,161,906	86,399,330
*	Forum Energy Technologies, Inc.	123,803	324,364
*	Frank's International NV	200,927	1,145,284
	GasLog, Ltd.	82,146	1,169,759
*	Geospace Technologies Corp.	10,570	164,998
*	Goodrich Petroleum Corp.	6,434	74,055
#	Green Plains, Inc.	50,974	514,328
*	Gulf Island Fabrication, Inc.	11,124	79,648
#*	Gulfport Energy Corp.	206,971	782,350
	Hallador Energy Co.	36,539	195,849
	Halliburton Co.	176,455	4,058,465
*	Helix Energy Solutions Group, Inc.	182,876	1,601,994
#	Helmerich & Payne, Inc.	61,088	3,034,852
	Hess Corp.	101,308	6,568,811
#*	HighPoint Resources Corp.	200,987	251,234
	HollyFrontier Corp.	120,702	6,007,339
*	Independence Contract Drilling, Inc.	37,097	48,968
*	International Seaways, Inc.	32,786	557,690

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	ION Geophysical Corp.	13,247	$127,966
#*	Jagged Peak Energy, Inc.	22,772	167,146
*	Keane Group, Inc.	132,572	833,878
#*	Key Energy Services, Inc.	1,616	4,929
	Kinder Morgan, Inc.	411,160	8,478,119
*	KLX Energy Services Holdings, Inc.	24,769	389,369
#	Kosmos Energy, Ltd.	323,960	1,947,000
*	Laredo Petroleum, Inc.	222,882	739,968
*	Lonestar Resources US, Inc., Class A	16,469	40,843
#	Mammoth Energy Services, Inc.	27,146	175,906
	Marathon Oil Corp.	456,190	6,418,593
	Marathon Petroleum Corp.	316,782	17,863,337
#*	Matador Resources Co.	145,384	2,563,120
*	Matrix Service Co.	30,862	566,935
#*	McDermott International, Inc.	204,588	1,313,455
*	Midstates Petroleum Co., Inc.	20,454	93,066
*	Mitcham Industries, Inc.	13,388	55,694
#*	Montage Resources Corp.	5,474	18,283
#	Murphy Oil Corp.	203,607	4,894,712
#	Nabors Industries, Ltd.	403,615	1,194,700
	NACCO Industries, Inc., Class A	7,344	390,334
	National Oilwell Varco, Inc.	168,466	4,012,860
*	Natural Gas Services Group, Inc.	15,772	252,983
	Navios Maritime Acquisition Corp.	3,300	21,087
#*	NCS Multistage Holdings, Inc.	675	2,167
*	Newpark Resources, Inc.	122,312	933,241
*	Nine Energy Service, Inc.	2,270	29,215
*	Noble Corp. P.L.C.	308,431	687,801
	Noble Energy, Inc.	158,663	3,503,279
#*	Northern Oil and Gas, Inc.	258,494	418,760
*	Oasis Petroleum, Inc.	365,050	1,777,793
	Occidental Petroleum Corp.	270,559	13,895,910
*	Oceaneering International, Inc.	119,067	1,839,585
*	Oil States International, Inc.	66,759	996,044
	ONEOK, Inc.	142,270	9,970,282
*	Overseas Shipholding Group, Inc., Class A	48,171	93,933
#*	Pacific Ethanol, Inc.	27,323	14,790
	Panhandle Oil and Gas, Inc., Class A	13,067	154,321
#*	Par Pacific Holdings, Inc.	51,571	1,189,227
*	Parker Drilling Co.	105	1,806
*	Parsley Energy, Inc., Class A	136,977	2,272,448
	Patterson-UTI Energy, Inc.	215,477	2,505,997
	PBF Energy, Inc., Class A	145,292	4,058,006
*	PDC Energy, Inc.	60,767	1,745,836
	Peabody Energy Corp.	120,189	2,531,180
#*	Penn Virginia Corp.	14,681	502,677
	Phillips 66	102,695	10,532,399
#*	Pioneer Energy Services Corp.	89,700	18,747
	Pioneer Natural Resources Co.	56,724	7,830,181
*	PrimeEnergy Resources Corp.	692	83,621
#*	Profire Energy, Inc.	3,250	4,745
*	ProPetro Holding Corp.	99,774	1,808,903
*	QEP Resources, Inc.	101,867	504,242
#*	Quintana Energy Services, Inc.	9,586	19,460
#	Range Resources Corp.	188,830	1,074,443
#*	Renewable Energy Group, Inc.	59,963	814,897
#*	REX American Resources Corp.	6,572	490,271
*	RigNet, Inc.	11,561	100,928
*	Ring Energy, Inc.	61,689	151,138

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	RPC, Inc.	135,339	$836,395
*	SandRidge Energy, Inc.	30,054	202,864
	Schlumberger, Ltd.	218,247	8,723,333
	Scorpio Tankers, Inc.	59,438	1,557,870
*	SEACOR Holdings, Inc.	22,509	1,072,329
*	SEACOR Marine Holdings, Inc.	26,305	370,374
#*	Select Energy Services, Inc., Class A	87,669	891,594
	SemGroup Corp., Class A	91,663	1,161,370
#	Ship Finance International, Ltd.	130,559	1,716,851
*	SilverBow Resources, Inc.	5,746	59,701
	SM Energy Co.	142,832	1,424,035
#*	Smart Sand, Inc.	7,531	17,698
#	Solaris Oilfield Infrastructure, Inc., Class A	21,997	314,777
#*	Southwestern Energy Co.	556,895	1,225,169
#*	SRC Energy, Inc.	301,696	1,230,920
*	Superior Energy Services, Inc.	132,464	120,171
*	Talos Energy, Inc.	54,624	1,124,162
#	Targa Resources Corp.	77,533	3,016,809
	TechnipFMC P.L.C.	98,002	2,698,975
*	TETRA Technologies, Inc.	150,968	235,510
*	Tidewater, Inc.	31,856	732,369
#*	Transocean, Ltd.	305,851	1,859,574
#*	Ultra Petroleum Corp.	77,969	12,475
*	Unit Corp.	66,176	430,144
#	US Silica Holdings, Inc.	92,529	1,282,452
*	VAALCO Energy, Inc.	15,230	26,652
	Valaris P.L.C.	245,974	2,014,527
	Valero Energy Corp.	171,420	14,613,555
#*	W&T Offshore, Inc.	124,708	559,939
#*	Whiting Petroleum Corp.	116,337	2,056,838
	Williams Cos., Inc. (The)	138,787	3,419,712
	World Fuel Services Corp.	85,228	3,327,301
*	WPX Energy, Inc.	310,747	3,244,199
TOTAL ENERGY			500,028,131
FINANCIALS — (16.1%)
#	1st Constitution Bancorp	6,663	121,333
	1st Source Corp.	31,267	1,467,986
	ACNB Corp.	6,116	228,127
	Affiliated Managers Group, Inc.	20,715	1,777,140
	Aflac, Inc.	193,812	10,202,264
*	Alleghany Corp.	7,207	4,942,056
*	Allegiance Bancshares, Inc.	8,013	268,916
	Allstate Corp. (The)	108,567	11,660,096
	Ally Financial, Inc.	333,135	10,963,473
*	A-Mark Precious Metals, Inc.	7,393	93,743
*	Ambac Financial Group, Inc.	25,869	471,333
	American Equity Investment Life Holding Co.	113,034	2,916,277
	American Express Co.	272,571	33,899,655
	American Financial Group, Inc.	68,232	6,985,592
	American International Group, Inc.	227,977	12,764,432
	American National Bankshares, Inc.	8,832	326,696
	American National Insurance Co.	17,036	2,061,697
	American River Bankshares	2,071	27,234
	Ameriprise Financial, Inc.	87,443	12,723,831
	Ameris Bancorp	88,697	3,527,480
	AMERISAFE, Inc.	26,204	1,704,832
	AmeriServ Financial, Inc.	3,367	13,805
	Ames National Corp.	8,700	237,597

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Aon P.L.C.	45,061	$8,527,794
*	Arch Capital Group, Ltd.	172,299	6,666,248
#	Ares Management Corp., Class A	30,257	885,017
	Argo Group International Holdings, Ltd.	41,601	2,847,172
	Arrow Financial Corp.	15,830	526,506
	Arthur J Gallagher & Co.	56,579	5,116,439
	Artisan Partners Asset Management, Inc., Class A	50,788	1,502,817
#*	Ashford, Inc.	600	20,586
	Associated Banc-Corp	148,534	3,218,732
#	Associated Capital Group, Inc., Class A	1,887	70,517
	Assurant, Inc.	58,469	6,628,046
	Assured Guaranty, Ltd.	132,787	5,801,464
*	Asta Funding, Inc.	736	5,395
*	Athene Holding, Ltd., Class A	55,011	2,247,749
*	Atlantic Capital Bancshares, Inc.	28,199	518,580
	Atlantic Union Bankshares Corp.	93,864	3,569,648
*	Atlanticus Holdings Corp.	11,295	53,312
	Auburn National Bancorporation, Inc.	2,087	80,725
	Axis Capital Holdings, Ltd.	75,408	4,801,227
#*	Axos Financial, Inc.	74,972	2,197,429
	Banc of California, Inc.	56,944	890,035
	BancFirst Corp.	32,722	1,909,001
#*	Bancorp of New Jersey, Inc.	3,414	47,113
*	Bancorp, Inc. (The)	88,920	860,746
#	BancorpSouth Bank	116,483	3,481,677
	Bank of America Corp.	1,864,905	57,215,285
	Bank of Commerce Holdings	14,664	157,931
#	Bank of Hawaii Corp.	43,487	3,707,267
	Bank of Marin Bancorp	11,296	493,861
	Bank of New York Mellon Corp. (The)	248,087	11,640,242
	Bank of NT Butterfield & Son, Ltd. (The)	70,010	2,200,414
#	Bank of Princeton (The)	4,109	113,285
	Bank of South Carolina Corp.	800	15,336
	Bank OZK	89,116	2,725,167
	BankFinancial Corp.	23,262	311,943
	BankUnited, Inc.	101,580	3,495,368
	Bankwell Financial Group, Inc.	4,335	121,814
	Banner Corp.	42,080	2,493,661
	Bar Harbor Bankshares	11,010	279,544
*	Baycom Corp.	3,098	70,944
	BB&T Corp.	192,345	9,911,538
	BCB Bancorp, Inc.	12,179	156,257
*	Berkshire Hathaway, Inc., Class B	371,183	76,252,124
	Berkshire Hills Bancorp, Inc.	61,129	2,005,031
#	BGC Partners, Inc., Class A	296,735	1,635,010
	BlackRock, Inc.	19,041	8,905,095
*	Blucora, Inc.	52,563	1,573,736
	Blue Capital Reinsurance Holdings, Ltd.	4,531	36,475
	BOK Financial Corp.	46,270	3,871,874
	Boston Private Financial Holdings, Inc.	117,108	1,351,426
	Bridge Bancorp, Inc.	21,363	624,013
*	Bridgewater Bancshares, Inc.	9,638	114,885
*	Brighthouse Financial, Inc.	42,882	1,679,688
*	BrightSphere Investment Group P.L.C.	103,112	1,103,298
	Brookline Bancorp, Inc.	104,170	1,544,841
	Brown & Brown, Inc.	221,171	7,946,674
	Bryn Mawr Bank Corp.	25,731	954,105
*	Byline Bancorp, Inc.	620	11,848
	C&F Financial Corp.	2,604	141,397

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Cadence BanCorp	142,678	$2,445,501
#	Cambridge Bancorp	1,660	129,812
	Camden National Corp.	18,719	836,926
*	Cannae Holdings, Inc.	90,690	2,625,476
	Capital City Bank Group, Inc.	15,460	399,177
	Capital One Financial Corp.	132,272	12,224,578
	Capitol Federal Financial, Inc.	186,164	2,543,000
	Capstar Financial Holdings, Inc.	15,450	250,290
	Carolina Financial Corp.	26,126	917,545
	Cathay General Bancorp	84,165	3,132,621
	Cboe Global Markets, Inc.	36,246	3,962,050
	CBTX, Inc.	6,633	199,919
	CenterState Banks Corp.	123,887	3,012,932
	Central Pacific Financial Corp.	41,241	1,215,372
	Central Valley Community Bancorp	7,529	156,076
	Century Bancorp, Inc., Class A	4,519	378,466
	Charles Schwab Corp. (The)	280,855	12,138,553
	Chemung Financial Corp.	3,869	168,843
	Chubb, Ltd.	95,408	14,582,159
	Cincinnati Financial Corp.	73,427	7,880,920
	CIT Group, Inc.	74,984	3,790,441
	Citigroup, Inc.	511,208	36,377,561
	Citizens & Northern Corp.	8,808	225,661
	Citizens Community Bancorp, Inc.	2,181	23,773
	Citizens Financial Group, Inc.	164,685	6,136,163
	Citizens Holding Co.	1,501	31,836
#*	Citizens, Inc.	28,479	212,169
	City Holding Co.	18,549	1,436,620
	Civista Bancshares, Inc.	13,460	298,408
	CME Group, Inc.	66,232	12,876,825
	CNA Financial Corp.	57,913	2,773,454
	CNB Financial Corp.	15,464	436,394
	CNO Financial Group, Inc.	150,916	2,551,990
	Codorus Valley Bancorp, Inc.	6,342	148,403
#	Cohen & Steers, Inc.	56,047	2,935,181
	Colony Bankcorp, Inc.	5,329	89,261
	Columbia Banking System, Inc.	93,096	3,510,650
	Comerica, Inc.	81,765	5,985,198
#	Commerce Bancshares, Inc.	106,419	6,473,468
	Commercial National Financial Corp.	923	20,528
	Community Bank System, Inc.	64,346	4,246,193
	Community Bankers Trust Corp.	19,082	151,893
	Community Financial Corp. (The)	4,091	133,080
*	Community First Bancshares, Inc.	927	9,316
	Community Trust Bancorp, Inc.	22,705	960,194
	Community West Bancshares	4,200	40,530
	ConnectOne Bancorp, Inc.	40,336	922,081
*	Consumer Portfolio Services, Inc.	34,102	124,472
#	County Bancorp, Inc.	4,577	81,745
#*	Cowen, Inc., Class A	22,872	401,632
	Crawford & Co., Class A	32,830	339,134
	Crawford & Co., Class B	20,524	192,310
#*	Credit Acceptance Corp.	21,904	10,470,769
#	Cullen/Frost Bankers, Inc.	55,663	5,284,645
*	Customers Bancorp, Inc.	39,125	806,758
	CVB Financial Corp.	136,289	2,999,721
	Diamond Hill Investment Group, Inc.	4,190	590,581
	Dime Community Bancshares, Inc.	54,333	1,096,440
	Discover Financial Services	156,725	14,064,501

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	DNB Financial Corp.	3,405	$155,915
	Donegal Group, Inc., Class A	27,456	407,722
	Donegal Group, Inc., Class B	1,947	26,791
*	Donnelley Financial Solutions, Inc.	47,259	644,140
	E*TRADE Financial Corp.	163,776	7,990,631
	Eagle Bancorp Montana, Inc.	4,900	87,073
	Eagle Bancorp, Inc.	40,386	1,627,960
	East West Bancorp, Inc.	129,732	6,228,433
#	Eaton Vance Corp.	93,873	4,177,348
#*	eHealth, Inc.	21,317	2,211,639
*	Elevate Credit, Inc.	9,277	38,592
	EMC Insurance Group, Inc.	16,920	608,105
#	Emclaire Financial Corp.	300	9,621
	Employers Holdings, Inc.	41,844	1,836,952
#*	Encore Capital Group, Inc.	35,766	1,286,861
*	Enova International, Inc.	52,265	1,408,542
*	Enstar Group, Ltd.	12,513	2,216,678
*	Entegra Financial Corp.	4,888	145,711
	Enterprise Bancorp, Inc.	5,786	176,762
	Enterprise Financial Services Corp.	28,030	1,168,290
*	Equity Bancshares, Inc., Class A	16,693	442,198
#	Erie Indemnity Co., Class A	30,211	6,730,104
*	Esquire Financial Holdings, Inc.	3,467	88,929
	ESSA Bancorp, Inc.	7,776	119,362
*	Essent Group, Ltd.	62,643	2,891,601
	Evans Bancorp, Inc.	4,016	148,833
	Evercore, Inc., Class A	45,505	3,930,267
	Everest Re Group, Ltd.	23,301	5,746,959
#*	EZCORP, Inc., Class A	77,547	763,838
#	FactSet Research Systems, Inc.	23,188	6,430,032
#	Farmers & Merchants Bancorp, Inc.	1,880	53,843
	Farmers National Banc Corp.	12,694	185,459
	Fauquier Bankshares, Inc.	700	14,392
	FB Financial Corp.	34,729	1,320,049
	FBL Financial Group, Inc., Class A	26,534	1,663,682
	Federal Agricultural Mortgage Corp., Class A	635	43,567
	Federal Agricultural Mortgage Corp., Class C	11,172	863,260
	Federated Investors, Inc., Class B	141,394	4,913,441
	FedNat Holding Co.	13,480	168,365
#	Fidelity D&D Bancorp, Inc.	1,602	105,684
	Fidelity National Financial, Inc.	140,300	6,016,064
	Fifth Third Bancorp	428,052	12,708,864
	Financial Institutions, Inc.	23,604	726,767
*	First Acceptance Corp.	16,289	14,660
	First American Financial Corp.	118,781	6,867,917
	First Bancorp	38,199	1,411,071
	First BanCorp	278,337	2,994,906
	First Bancorp, Inc.	9,663	253,267
	First Bancshares, Inc. (The)	3,053	101,390
	First Bank	10,839	123,348
	First Busey Corp.	64,334	1,738,948
	First Business Financial Services, Inc.	6,819	162,497
#	First Capital, Inc.	2,028	115,089
#	First Choice Bancorp	5,940	131,868
	First Citizens BancShares, Inc., Class A	9,362	4,372,241
	First Commonwealth Financial Corp.	125,496	1,728,080
	First Community Bancshares, Inc.	19,210	635,275
	First Community Corp.	5,860	111,985
	First Defiance Financial Corp.	21,912	629,313

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Financial Bancorp	122,920	$3,133,231
#	First Financial Bankshares, Inc.	99,822	3,269,171
	First Financial Corp.	7,979	346,368
	First Financial Northwest, Inc.	13,447	198,747
	First Foundation, Inc.	51,805	779,147
	First Guaranty Bancshares, Inc.	565	12,345
	First Hawaiian, Inc.	7,631	204,206
	First Horizon National Corp.	325,711	5,341,660
	First Internet Bancorp	8,289	174,732
	First Interstate BancSystem, Inc., Class A	42,696	1,709,121
	First Merchants Corp.	63,034	2,484,170
	First Mid Bancshares, Inc.	10,273	350,104
	First Midwest Bancorp, Inc.	140,824	3,046,023
	First Northwest Bancorp	7,811	125,523
	First of Long Island Corp. (The)	25,402	561,892
	First Republic Bank	47,024	4,672,305
	First Savings Financial Group, Inc.	1,058	64,062
	First United Corp.	5,001	106,471
*	First Western Financial, Inc.	1,300	18,278
	FirstCash, Inc.	62,082	6,247,932
	Flagstar Bancorp, Inc.	68,789	2,371,845
	Flushing Financial Corp.	40,449	823,542
	FNB Corp.	259,622	3,128,445
	Franklin Financial Network, Inc.	17,772	524,274
#	Franklin Resources, Inc.	131,346	4,285,820
	FS Bancorp, Inc.	4,384	216,131
	Fulton Financial Corp.	221,409	3,763,953
#	GAIN Capital Holdings, Inc.	36,233	154,353
	GAMCO Investors, Inc., Class A	11,830	240,149
*	Genworth Financial, Inc., Class A	268,656	1,071,937
	German American Bancorp, Inc.	26,319	830,364
	Glacier Bancorp, Inc.	87,779	3,678,818
	Global Indemnity, Ltd.	13,212	373,767
	Goldman Sachs Group, Inc. (The)	84,365	18,571,267
#*	Great Elm Capital Group, Inc.	8,182	33,792
	Great Southern Bancorp, Inc.	18,454	1,106,502
	Great Western Bancorp, Inc.	75,851	2,565,281
#*	Green Dot Corp., Class A	62,298	3,157,886
#	Greene County Bancorp, Inc.	358	9,935
#	Greenhill & Co., Inc.	18,254	303,016
#*	Greenlight Capital Re, Ltd., Class A	39,376	328,790
	Guaranty Bancshares, Inc.	5,653	174,225
	Guaranty Federal Bancshares, Inc.	1,800	42,480
*	Hallmark Financial Services, Inc.	19,071	295,601
	Hamilton Lane, Inc., Class A	19,882	1,167,073
	Hancock Whitney Corp.	98,404	4,085,734
	Hanmi Financial Corp.	41,663	895,338
	Hanover Insurance Group, Inc. (The)	41,123	5,334,064
#*	HarborOne Bancorp, Inc.	9,482	181,580
	Harleysville Financial Corp.	1,326	30,830
	Hartford Financial Services Group, Inc. (The)	195,278	11,253,871
	Hawthorn Bancshares, Inc.	3,439	84,015
#	HCI Group, Inc.	13,757	551,518
	Heartland Financial USA, Inc.	42,316	2,034,976
#	Hennessy Advisors, Inc.	5,706	57,060
	Heritage Commerce Corp.	53,720	664,516
	Heritage Financial Corp.	43,518	1,241,133
	Heritage Insurance Holdings, Inc.	32,470	436,397
	Hilltop Holdings, Inc.	118,386	2,684,994

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Hingham Institution for Savings	2,003	$386,158
*	HMN Financial, Inc.	3,012	63,854
	Home Bancorp, Inc.	7,397	276,352
#	Home BancShares, Inc.	150,350	2,957,385
*	HomeStreet, Inc.	42,098	1,221,684
	HomeTrust Bancshares, Inc.	6,636	173,399
#	Hope Bancorp, Inc.	185,003	2,728,794
#*»	HopFed Bancorp, Inc.	2,767	55,719
	Horace Mann Educators Corp.	47,681	2,071,263
	Horizon Bancorp, Inc.	46,909	817,155
	Houlihan Lokey, Inc.	35,399	1,628,354
#*	Howard Bancorp, Inc.	14,985	223,127
#	Huntington Bancshares, Inc.	626,897	8,933,282
	IBERIABANK Corp.	36,502	2,867,962
	IF Bancorp, Inc.	723	15,328
#*	Impac Mortgage Holdings, Inc.	1,461	6,385
	Independence Holding Co.	7,983	302,556
	Independent Bank Corp.	36,378	2,828,753
	Independent Bank Corp.	28,585	621,438
	Independent Bank Group, Inc.	50,154	2,849,249
#	Interactive Brokers Group, Inc., Class A	105,687	5,417,516
	Intercontinental Exchange, Inc.	129,584	11,385,250
	International Bancshares Corp.	84,765	3,189,707
*	INTL. FCStone, Inc.	21,939	894,672
#	Invesco, Ltd.	217,830	4,180,158
	Investar Holding Corp.	7,734	186,467
	Investors Bancorp, Inc.	272,898	3,100,121
	Investors Title Co.	1,811	297,185
	James River Group Holdings, Ltd.	36,329	1,737,616
	Janus Henderson Group P.L.C.	112,215	2,252,155
	Jefferies Financial Group, Inc.	170,544	3,637,704
	JPMorgan Chase & Co.	947,073	109,860,468
	Kearny Financial Corp.	127,177	1,697,813
	Kemper Corp.	72,044	6,341,313
	Kentucky First Federal Bancorp	1,549	11,772
	KeyCorp	474,334	8,713,516
	Kingstone Cos., Inc.	5,834	49,472
	Kinsale Capital Group, Inc.	3,370	302,828
	Ladenburg Thalmann Financial Services, Inc.	91,438	282,543
	Lake Shore Bancorp, Inc.	1,022	15,177
	Lakeland Bancorp, Inc.	59,053	967,288
	Lakeland Financial Corp.	27,255	1,253,457
	Landmark Bancorp, Inc.	2,463	58,496
	Lazard, Ltd., Class A	115,809	4,482,966
	LCNB Corp.	14,976	269,718
	LegacyTexas Financial Group, Inc.	58,891	2,517,001
	Legg Mason, Inc.	85,041	3,202,644
#*	LendingClub Corp.	101,094	1,494,169
#*	LendingTree, Inc.	7,499	2,418,727
#	Level One Bancorp, Inc.	4,448	104,795
*	Limestone Bancorp, Inc.	1,427	21,633
	Lincoln National Corp.	105,037	6,863,118
#	Live Oak Bancshares, Inc.	42,874	834,757
	Loews Corp.	141,970	7,601,074
	LPL Financial Holdings, Inc.	144,676	12,133,976
	M&T Bank Corp.	44,186	7,257,550
	Macatawa Bank Corp.	31,316	321,928
	Mackinac Financial Corp.	7,534	116,024
	Maiden Holdings, Ltd.	99,949	49,475

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Malvern Bancorp, Inc.	5,035	$106,943
*	Markel Corp.	6,509	7,250,570
	MarketAxess Holdings, Inc.	18,326	6,176,595
	Marlin Business Services Corp.	17,363	402,995
	Marsh & McLennan Cos., Inc.	97,170	9,600,396
#*	MBIA, Inc.	166,900	1,557,177
	MBT Financial Corp.	18,808	202,750
	Mercantile Bank Corp.	15,965	536,424
	Merchants Bancorp	1,147	20,520
	Mercury General Corp.	70,022	3,970,948
	Meridian Bancorp, Inc.	66,931	1,227,515
*	Meridian Corp.	1,400	23,870
	Meta Financial Group, Inc.	43,776	1,351,365
	MetLife, Inc.	212,186	10,486,232
*	Metropolitan Bank Holding Corp.	3,222	135,227
*	MGIC Investment Corp.	111,894	1,437,838
	Mid Penn Bancorp, Inc.	2,232	58,144
	Middlefield Banc Corp.	2,077	90,640
	Midland States Bancorp, Inc.	14,162	384,073
#	MidSouth Bancorp, Inc.	14,050	171,832
	MidWestOne Financial Group, Inc.	10,788	335,183
*	MMA Capital Holdings, Inc.	4,788	153,599
	Moelis & Co., Class A	33,259	1,211,958
	Moody's Corp.	30,244	6,482,499
	Morgan Stanley	358,555	15,977,211
	Morningstar, Inc.	39,025	5,931,019
#*	Mr Cooper Group, Inc.	19,504	148,425
	MSB Financial Corp.	1,903	30,924
	MSCI, Inc.	67,973	15,446,185
	MutualFirst Financial, Inc.	9,030	294,288
	MVB Financial Corp.	7,799	135,781
	Nasdaq, Inc.	85,845	8,272,883
	National Bank Holdings Corp., Class A	37,669	1,366,631
	National Bankshares, Inc.	1,672	61,262
	National General Holdings Corp.	101,362	2,506,682
	National Western Life Group, Inc., Class A	4,022	1,081,918
	Navient Corp.	379,605	5,371,411
	NBT Bancorp, Inc.	58,704	2,271,845
	Nelnet, Inc., Class A	37,333	2,335,552
#	New York Community Bancorp, Inc.	282,910	3,261,952
»	NewStar Financial, Inc.	42,768	4,161
*	NI Holdings, Inc.	8,302	139,557
*	Nicholas Financial, Inc.	1,248	10,458
*	Nicolet Bankshares, Inc.	2,491	163,684
*	NMI Holdings, Inc., Class A	81,693	2,032,522
*	Northeast Bank	6,219	136,507
	Northeast Community Bancorp, Inc.	5,046	58,029
	Northern Trust Corp.	101,409	9,938,082
	Northfield Bancorp, Inc.	66,163	1,035,451
	Northrim BanCorp, Inc.	6,426	250,421
#	Northwest Bancshares, Inc.	139,017	2,384,142
	Norwood Financial Corp.	3,138	108,638
#	Oak Valley Bancorp	4,855	90,983
	OceanFirst Financial Corp.	58,841	1,435,720
	Oconee Federal Financial Corp.	400	9,400
*	Ocwen Financial Corp.	26,744	50,814
	OFG Bancorp	60,052	1,358,977
	Ohio Valley Banc Corp.	4,777	172,259
	Old Line Bancshares, Inc.	16,288	459,973

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Old National Bancorp	194,483	$3,424,846
	Old Point Financial Corp.	2,663	60,184
	Old Republic International Corp.	236,951	5,404,852
	Old Second Bancorp, Inc.	9,603	126,183
*	On Deck Capital, Inc.	84,683	303,165
	OneMain Holdings, Inc.	55,271	2,290,983
	Oppenheimer Holdings, Inc., Class A	10,148	295,713
	Opus Bank	40,132	899,358
#	Origin Bancorp, Inc.	2,244	78,114
#	Oritani Financial Corp.	74,180	1,342,658
	Orrstown Financial Services, Inc.	8,572	196,042
*	Pacific Mercantile Bancorp	17,616	135,996
	Pacific Premier Bancorp, Inc.	74,620	2,360,231
#	PacWest Bancorp	105,429	4,072,722
#	Park National Corp.	15,428	1,459,335
	Parke Bancorp, Inc.	8,219	197,009
	PB Bancorp, Inc.	2,175	24,447
#	PCB Bancorp	709	11,769
	PCSB Financial Corp.	12,628	245,488
	Peapack Gladstone Financial Corp.	23,355	663,983
	Penns Woods Bancorp, Inc.	3,624	164,385
	Pennymac Financial Services, Inc.	68,342	1,640,891
	Peoples Bancorp of North Carolina, Inc.	3,288	89,171
	Peoples Bancorp, Inc.	22,037	714,219
	Peoples Financial Services Corp.	1,494	72,280
#	People's United Financial, Inc.	232,515	3,817,896
	People's Utah Bancorp	9,305	281,942
#	Pinnacle Financial Partners, Inc.	51,552	3,131,268
	Piper Jaffray Cos.	19,045	1,472,179
	PJT Partners, Inc., Class A	19,725	831,606
	Plumas Bancorp	3,091	75,884
	PNC Financial Services Group, Inc. (The)	117,131	16,738,020
#*	Ponce de Leon Federal Bank	13,679	196,704
	Popular, Inc.	94,942	5,464,862
#*	PRA Group, Inc.	57,333	1,784,776
	Preferred Bank	15,476	838,644
	Premier Financial Bancorp, Inc.	11,166	174,413
	Primerica, Inc.	58,393	7,164,237
	Principal Financial Group, Inc.	159,624	9,264,577
	ProAssurance Corp.	64,135	2,507,037
	Progressive Corp. (The)	156,554	12,677,743
#	Prosperity Bancshares, Inc.	61,371	4,258,534
	Protective Insurance Corp., Class A	298	4,872
	Protective Insurance Corp., Class B	9,068	150,075
*	Provident Bancorp, Inc.	4,533	125,337
	Provident Financial Holdings, Inc.	6,656	138,245
	Provident Financial Services, Inc.	82,071	1,984,477
	Prudential Bancorp, Inc.	6,497	118,700
	Prudential Financial, Inc.	92,516	9,372,796
	Pzena Investment Management, Inc., Class A	8,763	71,331
	QCR Holdings, Inc.	15,736	602,059
	Radian Group, Inc.	80,134	1,827,055
*	Randolph Bancorp, Inc.	1,654	24,827
	Raymond James Financial, Inc.	70,406	5,679,652
	RBB Bancorp	6,689	134,449
*	Regional Management Corp.	17,091	412,406
	Regions Financial Corp.	554,575	8,834,380
	Reinsurance Group of America, Inc.	36,993	5,767,949
	RenaissanceRe Holdings, Ltd.	40,944	7,417,006

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Renasant Corp.	63,262	$2,270,473
	Republic Bancorp, Inc., Class A	16,710	798,237
*	Republic First Bancorp, Inc.	49,443	215,077
	Riverview Bancorp, Inc.	17,979	152,822
#	RLI Corp.	35,939	3,239,182
	S&P Global, Inc.	51,188	12,538,501
	S&T Bancorp, Inc.	44,399	1,690,270
*	Safeguard Scientifics, Inc.	28,786	336,220
	Safety Insurance Group, Inc.	21,435	2,114,777
	Salisbury Bancorp, Inc.	1,410	54,285
	Sandy Spring Bancorp, Inc.	42,918	1,563,932
	Santander Consumer USA Holdings, Inc.	244,328	6,574,866
	SB Financial Group, Inc.	3,331	55,161
	SB One Bancorp	11,401	261,197
*	Seacoast Banking Corp. of Florida	35,223	952,430
*	Security National Financial Corp., Class A	3,558	18,181
	SEI Investments Co.	117,956	7,028,998
*	Select Bancorp, Inc.	16,697	189,511
	Selective Insurance Group, Inc.	78,380	5,894,176
#	ServisFirst Bancshares, Inc.	49,786	1,695,711
	Severn Bancorp, Inc.	4,355	36,669
	Shore Bancshares, Inc.	9,404	154,226
	Sierra Bancorp	16,572	432,032
	Signature Bank	31,123	3,966,938
	Silvercrest Asset Management Group, Inc., Class A	3,719	53,293
	Simmons First National Corp., Class A	116,809	3,007,832
	SLM Corp.	522,602	4,760,904
*	SmartFinancial, Inc.	6,862	148,837
	Sound Financial Bancorp, Inc.	771	26,985
	South State Corp.	40,232	3,221,376
*	Southern First Bancshares, Inc.	6,964	283,992
	Southern Missouri Bancorp, Inc.	4,181	145,708
	Southern National Bancorp of Virginia, Inc.	19,302	307,288
#	Southside Bancshares, Inc.	44,541	1,542,009
#*	Spirit of Texas Bancshares, Inc.	5,936	127,268
	Standard AVB Financial Corp.	2,079	57,276
	State Auto Financial Corp.	52,143	1,803,105
	State Street Corp.	97,787	5,680,447
	Sterling Bancorp	215,171	4,701,486
	Sterling Bancorp, Inc.	5,735	56,318
	Stewardship Financial Corp.	3,021	46,554
	Stewart Information Services Corp.	34,612	1,309,372
	Stifel Financial Corp.	53,898	3,223,639
	Stock Yards Bancorp, Inc.	25,424	972,468
	Summit Financial Group, Inc.	6,233	165,860
	Summit State Bank	2,851	34,925
	SunTrust Banks, Inc.	135,540	9,026,964
*	SVB Financial Group	33,790	7,838,266
	Synchrony Financial	522,364	18,742,420
	Synovus Financial Corp.	180,452	6,887,853
	T Rowe Price Group, Inc.	150,312	17,043,878
	TCF Financial Corp.	201,689	4,312,111
	TCF Financial Corp.	64,073	2,693,629
	TD Ameritrade Holding Corp.	121,680	6,217,848
	Territorial Bancorp, Inc.	11,411	328,066
#	Teton Advisors, Inc., Class A	29	1,639
*	Texas Capital Bancshares, Inc.	60,964	3,836,465
#	TFS Financial Corp.	135,866	2,440,153
	TheStreet, Inc.	1,783	11,126

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Third Point Reinsurance, Ltd.	109,600	$1,104,768
	Timberland Bancorp, Inc.	8,097	223,801
	Tiptree, Inc.	47,142	321,980
	Tompkins Financial Corp.	17,476	1,432,508
	Torchmark Corp.	60,777	5,550,156
	Towne Bank	88,500	2,490,390
	Travelers Cos., Inc. (The)	100,425	14,724,313
	TriCo Bancshares	35,071	1,323,930
*	TriState Capital Holdings, Inc.	35,514	745,794
*	Triumph Bancorp, Inc.	32,221	1,005,617
	TrustCo Bank Corp. NY	123,977	1,004,214
	Trustmark Corp.	95,584	3,397,055
	Two River Bancorp	5,292	75,199
	U.S. Bancorp.	420,235	24,016,430
	UMB Financial Corp.	44,533	3,039,823
	Umpqua Holdings Corp.	183,754	3,208,345
	Union Bankshares, Inc.	619	20,545
	United Bancshares, Inc.	606	13,265
#	United Bankshares, Inc.	88,705	3,334,421
	United Community Banks, Inc.	96,002	2,755,257
	United Community Financial Corp.	58,731	597,882
	United Financial Bancorp, Inc.	64,377	923,166
	United Fire Group, Inc.	30,167	1,576,829
	United Insurance Holdings Corp.	49,560	561,515
	United Security Bancshares	11,687	125,285
	Unity Bancorp, Inc.	9,514	197,035
#	Universal Insurance Holdings, Inc.	55,727	1,382,587
	Univest Financial Corp.	36,576	1,004,377
	Unum Group	130,691	4,175,577
#	Valley National Bancorp	223,443	2,493,624
	Value Line, Inc.	1,300	33,930
#	Veritex Holdings, Inc.	44,050	1,127,240
*	Victory Capital Holdings, Inc., Class A	8,570	153,146
#	Virtu Financial, Inc., Class A	76,147	1,650,867
#	Virtus Investment Partners, Inc.	9,673	1,036,559
	Voya Financial, Inc.	89,684	5,037,550
#	Waddell & Reed Financial, Inc., Class A	105,608	1,848,140
	Walker & Dunlop, Inc.	48,984	2,857,727
	Washington Federal, Inc.	114,583	4,191,446
	Washington Trust Bancorp, Inc.	18,309	919,661
	Waterstone Financial, Inc.	36,010	608,569
	Webster Financial Corp.	93,484	4,767,684
#	Wellesley Bank	542	16,938
	Wells Fargo & Co.	1,245,689	60,303,804
	WesBanco, Inc.	65,694	2,403,087
	West Bancorporation, Inc.	19,598	415,086
#	Westamerica Bancorporation	27,388	1,755,571
*	Western Alliance Bancorp	101,538	5,020,039
	Western New England Bancorp, Inc.	30,474	284,627
	Westwood Holdings Group, Inc.	8,986	281,262
	White Mountains Insurance Group, Ltd.	4,013	4,317,988
	Willis Towers Watson P.L.C.	46,472	9,072,264
	Wintrust Financial Corp.	49,595	3,548,026
#	WisdomTree Investments, Inc.	133,653	828,649
*	World Acceptance Corp.	12,817	1,624,298
	WR Berkley Corp.	103,610	7,189,498
	WSFS Financial Corp.	67,389	2,855,272
	WVS Financial Corp.	757	13,028

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Zions Bancorp NA	135,981	$6,128,664
TOTAL FINANCIALS			1,706,980,071
HEALTH CARE — (10.9%)
	Abbott Laboratories	229,239	19,966,717
	AbbVie, Inc.	196,114	13,065,115
*	ABIOMED, Inc.	10,100	2,813,456
#*	Acadia Healthcare Co., Inc.	103,370	3,301,638
#*	Accuray, Inc.	33,775	139,828
#*	Acer Therapeutics, Inc.	819	2,449
*	Achillion Pharmaceuticals, Inc.	174,484	769,474
*	Aclaris Therapeutics, Inc.	26,968	34,519
#*	Acorda Therapeutics, Inc.	64,250	445,252
*	Addus HomeCare Corp.	11,870	956,603
*	Aduro Biotech, Inc.	40,320	53,222
#*	Adverum Biotechnologies, Inc.	58,537	784,981
*	Aeglea BioTherapeutics, Inc.	17,876	160,169
	Agilent Technologies, Inc.	111,385	7,731,233
#*	Agios Pharmaceuticals, Inc.	9,632	463,396
#*	Akebia Therapeutics, Inc.	34,861	146,068
#*	Akorn, Inc.	10,095	37,553
#*	Albireo Pharma, Inc.	9,695	251,004
#*	Alder Biopharmaceuticals, Inc.	30,348	307,122
#*	Aldeyra Therapeutics, Inc.	14,742	80,786
*	Alexion Pharmaceuticals, Inc.	20,652	2,339,665
*	Align Technology, Inc.	36,980	7,731,778
*	Alkermes P.L.C.	27,027	625,945
*	Allena Pharmaceuticals, Inc.	5,792	23,689
	Allergan P.L.C.	60,237	9,668,038
*	Allscripts Healthcare Solutions, Inc.	208,406	2,146,582
#*	Alnylam Pharmaceuticals, Inc.	19,376	1,503,384
*	Alpine Immune Sciences, Inc.	1,694	7,183
#*	AMAG Pharmaceuticals, Inc.	7,668	63,338
*	Amedisys, Inc.	26,906	3,710,068
#*	American Renal Associates Holdings, Inc.	18,250	140,525
	AmerisourceBergen Corp.	85,165	7,422,130
	Amgen, Inc.	141,669	26,432,602
#*	Amicus Therapeutics, Inc.	55,262	685,249
*	AMN Healthcare Services, Inc.	91,877	4,904,394
*	Amphastar Pharmaceuticals, Inc.	44,669	900,080
#*	AnaptysBio, Inc.	16,948	910,277
*	AngioDynamics, Inc.	50,849	1,036,303
#*	ANI Pharmaceuticals, Inc.	16,144	1,365,621
#*	Anika Therapeutics, Inc.	16,824	926,834
	Anthem, Inc.	83,421	24,576,661
*	Apollo Endosurgery, Inc.	3,804	10,385
*	Applied Genetic Technologies Corp.	9,627	37,160
#*	Aptevo Therapeutics, Inc.	20,118	17,905
	Apyx Medical Corp.	18,279	132,340
*	Ardelyx, Inc.	52,822	127,301
#*	Arena Pharmaceuticals, Inc.	36,626	2,295,718
*	Assembly Biosciences, Inc.	11,593	144,912
#*	Assertio Therapeutics, Inc.	58,005	198,957
#*	Atara Biotherapeutics, Inc.	35,344	504,359
	Atrion Corp.	1,573	1,210,423
*	Audentes Therapeutics, Inc.	41,785	1,626,272
*	Avanos Medical, Inc.	60,076	2,446,295
	Baxter International, Inc.	101,472	8,520,604
	Becton Dickinson and Co.	43,543	11,007,670

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Bellicum Pharmaceuticals, Inc.	16,467	$23,712
*	Biogen, Inc.	35,325	8,400,991
*	BioMarin Pharmaceutical, Inc.	24,458	1,940,009
*	Bio-Rad Laboratories, Inc., Class A	18,090	5,696,541
#*	BioScrip, Inc.	8,203	23,214
*	BioSpecifics Technologies Corp.	7,011	407,339
	Bio-Techne Corp.	19,795	4,159,919
*	BioTelemetry, Inc.	40,786	1,914,903
#*	Bluebird Bio, Inc.	13,460	1,766,356
*	Boston Scientific Corp.	234,551	9,959,035
#	Bristol-Myers Squibb Co.	193,364	8,587,295
*	Brookdale Senior Living, Inc.	224,592	1,749,572
	Bruker Corp.	94,750	4,533,787
*	Calithera Biosciences, Inc.	30,755	130,401
#*	Cambrex Corp.	44,319	1,941,172
#	Cantel Medical Corp.	27,844	2,569,444
*	Capital Senior Living Corp.	30,415	162,416
	Cardinal Health, Inc.	114,710	5,245,688
*	Cardiovascular Systems, Inc.	4,460	204,402
*	Castlight Health, Inc., Class B	85,300	137,333
*	Catalent, Inc.	140,973	7,963,565
#*	Catalyst Biosciences, Inc.	4,256	34,857
*	Celgene Corp.	97,802	8,984,092
#*	Cellular Biomedicine Group, Inc.	1,300	17,927
*	Centene Corp.	192,082	10,005,551
	Cerner Corp.	170,353	12,205,792
*	Charles River Laboratories International, Inc.	60,390	8,124,871
*	Chembio Diagnostics, Inc.	2,903	17,563
	Chemed Corp.	14,479	5,869,642
*	ChemoCentryx, Inc.	19,906	158,850
#*	Chiasma, Inc.	4,306	23,640
*	Chimerix, Inc.	43,891	158,008
#*	Cidara Therapeutics, Inc.	3,901	5,539
*	Cigna Corp.	131,831	22,400,724
#*	Clearside Biomedical, Inc.	6,000	6,780
#*	Cocrystal Pharma, Inc.	10,001	21,202
#*	Collegium Pharmaceutical, Inc.	4,465	48,981
#*	Community Health Systems, Inc.	140,707	288,449
	Computer Programs & Systems, Inc.	12,920	333,465
#*	Concert Pharmaceuticals, Inc.	27,172	273,350
	CONMED Corp.	28,648	2,502,403
	Cooper Cos., Inc. (The)	19,448	6,561,755
#*	Corcept Therapeutics, Inc.	107,494	1,210,382
*	CorVel Corp.	19,547	1,665,404
#*	Corvus Pharmaceuticals, Inc.	12,238	47,851
#*	Covetrus, Inc.	24,314	575,512
*	Cross Country Healthcare, Inc.	39,133	371,372
*	CryoLife, Inc.	34,272	987,719
#*	Cumberland Pharmaceuticals, Inc.	12,297	71,937
*	Cutera, Inc.	8,996	229,938
	CVS Health Corp.	437,696	24,454,076
*	Cymabay Therapeutics, Inc.	50,683	313,221
#*	CytomX Therapeutics, Inc.	25,356	261,420
	Danaher Corp.	128,498	18,053,969
*	DaVita, Inc.	116,580	6,977,313
#*	Deciphera Pharmaceuticals, Inc.	32,746	723,687
#*	Denali Therapeutics, Inc.	15,033	320,955
	DENTSPLY SIRONA, Inc.	101,162	5,508,271
#*	Dermira, Inc.	24,309	214,162

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	DexCom, Inc.	8,806	$1,381,397
	Digirad Corp.	862	4,612
#*	Diplomat Pharmacy, Inc.	90,391	476,361
#*	Dyadic International, Inc.	2,750	15,923
#*	Eagle Pharmaceuticals, Inc.	6,909	379,028
*	Edwards Lifesciences Corp.	35,600	7,577,460
#*	Eiger BioPharmaceuticals, Inc.	3,700	40,959
*	Elanco Animal Health, Inc.	61,311	2,020,811
	Eli Lilly & Co.	150,141	16,357,862
#*	Emergent BioSolutions, Inc.	50,168	2,214,416
*	Enanta Pharmaceuticals, Inc.	11,470	860,479
	Encompass Health Corp.	128,110	8,178,542
#*	Endo International P.L.C.	170,953	541,921
*	Endologix, Inc.	5,099	35,183
#*	Enochian Biosciences, Inc.	13,353	65,296
	Ensign Group, Inc. (The)	64,263	3,872,488
*	Enzo Biochem, Inc.	64,190	250,983
#*	Evelo Biosciences, Inc.	2,447	14,951
#*	Evolent Health, Inc., Class A	94,253	642,805
#*	Exact Sciences Corp.	11,578	1,332,744
*	Exelixis, Inc.	191,428	4,071,674
*	Five Prime Therapeutics, Inc.	41,340	211,247
#*	Flexion Therapeutics, Inc.	9,342	93,794
*	FONAR Corp.	4,738	116,271
*	Fulgent Genetics, Inc.	2,085	13,886
#*	G1 Therapeutics, Inc.	8,631	214,135
*	Genomic Health, Inc.	6,104	445,409
	Gilead Sciences, Inc.	355,008	23,260,124
#*	Global Blood Therapeutics, Inc.	40,259	2,206,193
*	Globus Medical, Inc., Class A	69,048	3,147,208
#*	GlycoMimetics, Inc.	33,333	307,664
#*	Guardant Health, Inc.	700	65,793
*	Haemonetics Corp.	39,988	4,881,735
*	Halozyme Therapeutics, Inc.	9,810	166,672
#*	Hanger, Inc.	14,155	244,174
*	Harvard Bioscience, Inc.	31,221	77,428
	HCA Healthcare, Inc.	23,046	3,076,871
#*	HealthEquity, Inc.	26,457	2,168,945
*	HealthStream, Inc.	31,090	877,982
#*	Henry Schein, Inc.	60,787	4,044,767
#*	Heron Therapeutics, Inc.	8,228	143,496
#*	Heska Corp.	3,504	280,811
	Hill-Rom Holdings, Inc.	85,379	9,104,817
*	HMS Holdings Corp.	71,942	2,510,776
*	Hologic, Inc.	197,703	10,132,279
*	Horizon Therapeutics P.L.C.	184,545	4,593,325
	Humana, Inc.	61,779	18,332,918
*	ICU Medical, Inc.	12,586	3,202,382
*	IDEXX Laboratories, Inc.	26,214	7,393,659
*	Illumina, Inc.	8,628	2,583,051
*	Incyte Corp.	25,048	2,127,076
#*	Infinity Pharmaceuticals, Inc.	17,364	25,525
*	InfuSystem Holdings, Inc.	3,809	16,912
#*	Innoviva, Inc.	76,744	911,719
#*	Inogen, Inc.	10,076	619,674
#*	Inovalon Holdings, Inc., Class A	21,381	320,715
#*	Inovio Pharmaceuticals, Inc.	36,606	101,033
#*	Insmed, Inc.	40,738	894,199
*	Inspire Medical Systems, Inc.	10,853	733,988

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Insulet Corp.	6,319	$776,858
*	Integer Holdings Corp.	26,683	2,335,563
#*	Integra LifeSciences Holdings Corp.	56,322	3,570,252
#*	Intellia Therapeutics, Inc.	40,445	732,054
#*	Intra-Cellular Therapies, Inc.	48,796	407,447
#*	IntriCon Corp.	4,649	83,589
*	Intuitive Surgical, Inc.	9,063	4,708,319
#	Invacare Corp.	40,299	215,600
#*	Ionis Pharmaceuticals, Inc.	13,892	914,927
#*	Iovance Biotherapeutics, Inc.	44,215	1,087,247
*	IQVIA Holdings, Inc.	69,787	11,107,997
#*	IRIDEX Corp.	3,478	11,964
	IVERIC bio, Inc.	19,992	23,790
*	Jazz Pharmaceuticals P.L.C.	34,366	4,789,933
	Johnson & Johnson	750,976	97,792,095
*	Jounce Therapeutics, Inc.	20,531	98,343
#*	Kadmon Holdings, Inc.	16,175	42,379
#*	Kala Pharmaceuticals, Inc.	17,388	102,241
#*	KalVista Pharmaceuticals, Inc.	4,537	75,269
#*	Karyopharm Therapeutics, Inc.	39,061	344,127
	Kewaunee Scientific Corp.	1,276	23,287
*	Kindred Biosciences, Inc.	33,036	225,306
#*	Kodiak Sciences, Inc.	2,330	28,682
*	Kura Oncology, Inc.	32,207	615,798
*	Laboratory Corp. of America Holdings	50,564	8,470,481
#*	Lannett Co., Inc.	22,129	156,452
*	Lantheus Holdings, Inc.	52,402	1,185,333
#	LeMaitre Vascular, Inc.	18,926	626,261
#*	LHC Group, Inc.	38,941	4,929,152
#*	Ligand Pharmaceuticals, Inc.	11,658	1,066,824
#*	Lipocine, Inc.	5,003	9,456
#*	LivaNova P.L.C.	33,811	2,605,138
	Luminex Corp.	40,939	889,604
*	MacroGenics, Inc.	41,093	591,328
#*	Madrigal Pharmaceuticals, Inc.	7,027	613,387
*	Magellan Health, Inc.	29,704	2,089,379
#*	Mallinckrodt P.L.C.	104,096	708,894
#*	Marinus Pharmaceuticals, Inc.	27,955	30,751
*	Masimo Corp.	48,812	7,704,974
	McKesson Corp.	72,185	10,030,106
*	Medidata Solutions, Inc.	10,267	938,096
*	MEDNAX, Inc.	68,590	1,685,256
#*	Medpace Holdings, Inc.	34,236	2,696,427
	Medtronic P.L.C.	226,678	23,107,555
*	MEI Pharma, Inc.	12,900	21,930
*	Melinta Therapeutics, Inc.	2,768	10,989
*	Menlo Therapeutics, Inc.	7,134	27,038
	Merck & Co., Inc.	600,469	49,832,922
	Meridian Bioscience, Inc.	67,232	803,422
*	Merit Medical Systems, Inc.	40,323	1,591,146
*	Merrimack Pharmaceuticals, Inc.	6,647	40,813
*	Mersana Therapeutics, Inc.	6,913	24,196
#	Mesa Laboratories, Inc.	3,467	872,575
*	Mettler-Toledo International, Inc.	9,121	6,902,317
#	Millendo Therapeutics, Inc.	9,307	91,302
*	Minerva Neurosciences, Inc.	42,207	280,254
#*	Mirati Therapeutics, Inc.	7,652	809,582
#*	Molecular Templates, Inc.	19,933	130,960
*	Molina Healthcare, Inc.	66,038	8,768,526

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Momenta Pharmaceuticals, Inc.	89,402	$1,010,243
*	Mylan NV	249,180	5,207,862
#*	MyoKardia Inc.	2,441	132,864
*	Myriad Genetics, Inc.	70,310	2,048,833
#*	Nabriva Therapeutics P.L.C.	29,403	69,832
	National HealthCare Corp.	16,190	1,418,244
	National Research Corp.	10,330	696,449
*	Natus Medical, Inc.	31,308	972,740
#*	Nektar Therapeutics	25,277	719,383
*	Neogen Corp.	27,994	1,998,772
#*	NeoGenomics, Inc.	29,968	730,320
#*	Neurocrine Biosciences, Inc.	9,115	878,595
*	NextGen Healthcare, Inc.	62,291	1,019,081
*	Novocure, Ltd.	7,368	613,165
#*	NuVasive, Inc.	65,453	4,359,170
*	Nuvectra Corp.	9,196	19,496
#*	ObsEva SA	4,923	44,258
*	Omnicell, Inc.	32,637	2,454,629
#*	OPKO Health, Inc.	104,349	220,176
*	OraSure Technologies, Inc.	52,558	438,859
*	Orthofix Medical, Inc.	18,760	1,002,722
#*	Otonomy, Inc.	20,058	56,965
#*	Ovid therapeutics, Inc.	10,234	20,877
#	Owens & Minor, Inc.	48,656	131,858
#*	Oxford Immunotec Global P.L.C.	15,050	194,145
*	Pacira BioSciences, Inc.	13,839	607,394
#	Patterson Cos., Inc.	106,925	2,117,115
#*	PDL BioPharma, Inc.	183,404	528,204
#*	Penumbra, Inc.	2,958	495,761
#	PerkinElmer, Inc.	60,588	5,217,839
	Perrigo Co. P.L.C.	45,085	2,435,041
#*	PetIQ, Inc.	20,575	704,488
*	Pfenex, Inc.	17,614	103,570
	Pfizer, Inc.	1,578,695	61,316,514
	Phibro Animal Health Corp., Class A	21,512	669,669
*	Pieris Pharmaceuticals, Inc.	18,423	101,326
*	PRA Health Sciences, Inc.	51,907	5,186,028
#*	Premier, Inc., Class A	65,577	2,541,109
#*	Prestige Consumer Healthcare, Inc.	67,883	2,348,752
#*	Progenics Pharmaceuticals, Inc.	42,113	226,568
*	Protagonist Therapeutics, Inc.	16,855	185,742
#*	Prothena Corp. P.L.C.	41,695	390,265
*	Providence Service Corp. (The)	14,660	817,148
	Psychemedics Corp.	478	4,307
#*	PTC Therapeutics, Inc.	20,137	969,999
#*	Pulse Biosciences, Inc.	2,315	30,234
	Quest Diagnostics, Inc.	83,636	8,537,563
*	Quidel Corp.	31,504	1,859,681
#*	Quorum Health Corp.	30,755	51,053
*	Ra Pharmaceuticals, Inc.	12,555	427,372
#*	RadNet, Inc.	39,944	588,375
*	Regeneron Pharmaceuticals, Inc.	10,883	3,316,703
#*	REGENXBIO, Inc.	33,495	1,487,513
#*	Repligen Corp.	35,241	3,326,398
	ResMed, Inc.	46,588	5,995,876
#*	Retrophin, Inc.	38,496	761,836
#*	Rhythm Pharmaceuticals, Inc.	14,178	272,926
#*	Rigel Pharmaceuticals, Inc.	122,448	279,181
#*	Rocket Pharmaceuticals, Inc.	1,075	13,094

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	RTI Surgical Holdings, Inc.	61,505	$262,011
#*	Sage Therapeutics, Inc.	7,788	1,248,728
#*	Sangamo Therapeutics, Inc.	104,823	1,258,924
#*	Sarepta Therapeutics, Inc.	11,676	1,737,973
*	Savara, Inc.	4,259	10,818
*	SeaSpine Holdings Corp.	16,348	207,783
#*	Seattle Genetics, Inc.	16,801	1,272,004
*	Select Medical Holdings Corp.	191,155	3,199,935
#*	Sesen Bio, Inc.	24,931	30,665
	Simulations Plus, Inc.	6,759	262,384
#*	Spark Therapeutics, Inc.	19,799	1,980,296
#*	Spectrum Pharmaceuticals, Inc.	70,532	534,633
*	Spero Therapeutics, Inc.	6,986	72,585
*	Spring Bank Pharmaceuticals, Inc.	2,715	12,869
#*	STAAR Surgical Co.	6,053	177,413
	STERIS P.L.C.	30,398	4,525,046
	Stryker Corp.	34,060	7,145,107
#*	Supernus Pharmaceuticals, Inc.	58,613	1,955,916
#*	Surgery Partners, Inc.	14,404	109,903
*	Surmodics, Inc.	12,709	529,965
#*	Syndax Pharmaceuticals, Inc.	11,973	114,941
#*	Syneos Health, Inc.	67,961	3,472,127
#*	Synlogic, Inc.	43,410	243,530
#*	Syros Pharmaceuticals, Inc.	21,519	160,962
	Taro Pharmaceutical Industries, Ltd.	22,175	1,791,075
#*	Teladoc Health, Inc.	8,979	612,727
	Teleflex, Inc.	23,195	7,880,269
#*	Tenet Healthcare Corp.	122,828	2,895,056
#*	Tetraphase Pharmaceuticals, Inc.	44,297	15,229
	Thermo Fisher Scientific, Inc.	75,511	20,967,894
#*	Tivity Health, Inc.	56,626	988,124
*	Tocagen, Inc.	11,260	59,903
*	Triple-S Management Corp., Class B	26,289	630,416
#*	Ultragenyx Pharmaceutical Inc.	5,873	353,907
*	United Therapeutics Corp.	63,752	5,051,708
	UnitedHealth Group, Inc.	228,707	56,950,330
	Universal Health Services, Inc., Class B	55,046	8,304,240
	US Physical Therapy, Inc.	15,992	2,064,247
#	Utah Medical Products, Inc.	3,908	355,589
#*	Vanda Pharmaceuticals, Inc.	50,448	628,078
*	Varex Imaging Corp.	46,958	1,492,795
*	Varian Medical Systems, Inc.	21,286	2,498,338
#*	VBI Vaccines, Inc.	3,707	2,713
*	Veeva Systems, Inc., Class A	25,160	4,174,044
#*	Verastem, Inc.	46,019	69,029
*	Vertex Pharmaceuticals, Inc.	13,281	2,212,880
#*	ViewRay, Inc.	7,940	71,142
#*	Viking Therapeutics, Inc.	29,392	226,024
#*	Vocera Communications, Inc.	2,944	75,572
#*	Waters Corp.	11,900	2,505,664
*	WellCare Health Plans, Inc.	46,674	13,407,106
	West Pharmaceutical Services, Inc.	46,887	6,436,178
#*	Wright Medical Group NV	40,124	1,157,979
#*	Xencor, Inc.	50,513	2,223,582
#*	Zafgen, Inc.	12,728	11,582
	Zimmer Biomet Holdings, Inc.	62,343	8,424,410
	Zoetis, Inc.	102,206	11,742,447
#*	Zogenix, Inc.	39,849	1,919,526

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Zynerba Pharmaceuticals, Inc.	3,973	$42,074
TOTAL HEALTH CARE			1,154,041,974
INDUSTRIALS — (13.5%)
	3M Co.	106,457	18,600,167
#	AAON, Inc.	74,999	3,809,949
	AAR Corp.	59,943	2,509,214
	ABM Industries, Inc.	82,460	3,470,741
*	Acacia Research Corp.	23,858	66,564
	ACCO Brands Corp.	129,368	1,265,219
	Acme United Corp.	1,355	28,184
	Actuant Corp., Class A	66,466	1,522,071
	Acuity Brands, Inc.	30,155	4,047,404
#	ADT, Inc.	24,156	153,391
*	Advanced Disposal Services, Inc.	64,747	2,095,860
	Advanced Drainage Systems, Inc.	62,511	2,058,487
*	AECOM	142,703	5,130,173
*	Aegion Corp.	31,723	597,979
#*	Aerojet Rocketdyne Holdings, Inc.	108,189	4,621,834
*	Aerovironment, Inc.	26,314	1,443,323
	AGCO Corp.	88,531	6,816,887
	Air Lease Corp.	133,286	5,570,022
*	Air T, Inc.	720	12,650
*	Air Transport Services Group, Inc.	118,409	2,760,114
	Alamo Group, Inc.	11,204	1,096,760
	Alaska Air Group, Inc.	102,671	6,505,235
	Albany International Corp., Class A	35,332	3,038,199
	Allegiant Travel Co.	20,484	3,069,527
	Allegion P.L.C.	54,111	5,602,653
	Allied Motion Technologies, Inc.	12,549	497,442
	Allison Transmission Holdings, Inc.	143,034	6,572,412
	Altra Industrial Motion Corp.	52,234	1,500,683
	AMERCO	15,147	5,861,889
*	Ameresco, Inc., Class A	23,292	331,911
#	American Airlines Group, Inc.	69,911	2,132,985
*	American Woodmark Corp.	22,313	1,893,258
	AMETEK, Inc.	88,506	7,931,023
*	AMREP Corp.	2,552	15,567
#	AO Smith Corp.	96,389	4,380,880
	Apogee Enterprises, Inc.	34,742	1,409,136
	Applied Industrial Technologies, Inc.	49,526	3,013,162
*	ARC Document Solutions, Inc.	42,825	80,939
	ArcBest Corp.	18,043	540,027
	Arconic, Inc.	204,691	5,125,463
	Arcosa, Inc.	60,480	2,268,000
#	Argan, Inc.	30,716	1,263,963
*	Armstrong Flooring, Inc.	34,801	290,936
	Armstrong World Industries, Inc.	50,555	4,939,729
*	Arotech Corp.	10,528	22,793
*	ASGN, Inc.	61,338	3,867,361
	Astec Industries, Inc.	28,253	923,591
*	Astronics Corp.	25,320	932,789
#*	Astronics Corp., Class B	15,064	561,586
*	Atkore International Group, Inc.	57,711	1,574,933
*	Atlas Air Worldwide Holdings, Inc.	32,530	1,484,994
*	Avis Budget Group, Inc.	115,605	4,206,866
#*	Axon Enterprise, Inc.	31,200	2,190,864
	AZZ, Inc.	31,874	1,484,691
	Barnes Group, Inc.	69,815	3,633,173

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Barrett Business Services, Inc.	11,192	$979,300
#*	Beacon Roofing Supply, Inc.	80,716	2,924,341
	BG Staffing, Inc.	7,751	128,822
*	Blue Bird Corp.	9,860	204,299
*	BMC Stock Holdings, Inc.	81,129	1,715,878
	Boeing Co. (The)	78,395	26,746,806
	Brady Corp., Class A	49,275	2,548,996
#	Briggs & Stratton Corp.	48,257	459,889
	Brink's Co. (The)	63,012	5,681,162
*	Builders FirstSource, Inc.	136,993	2,353,540
#	BWX Technologies, Inc.	88,203	4,755,024
*	CAI International, Inc.	23,439	534,409
	Carlisle Cos., Inc.	46,196	6,661,925
*	Casella Waste Systems, Inc., Class A	42,430	1,849,948
	Caterpillar, Inc.	169,510	22,319,382
*	CBIZ, Inc.	74,325	1,736,975
*	CECO Environmental Corp.	35,553	328,154
#	CH Robinson Worldwide, Inc.	59,118	4,949,950
*	Chart Industries, Inc.	43,585	3,291,975
#*	Cimpress NV	38,848	3,746,890
	Cintas Corp.	43,381	11,298,148
*	CIRCOR International, Inc.	23,971	910,898
*	Civeo Corp.	136,572	225,344
*	Clean Harbors, Inc.	71,334	5,550,499
#*	Colfax Corp.	97,120	2,688,282
	Columbus McKinnon Corp.	23,037	885,542
	Comfort Systems USA, Inc.	45,334	1,904,028
*	Commercial Vehicle Group, Inc.	56,952	462,450
	CompX International, Inc.	294	4,836
#*	Construction Partners, Inc., Class A	12,400	193,812
*	Continental Building Products, Inc.	54,709	1,344,747
	Copa Holdings SA, Class A	29,180	2,950,098
*	Copart, Inc.	150,908	11,699,897
*	Cornerstone Building Brands, Inc.	96,858	563,714
	Costamare, Inc.	86,413	521,070
*	CoStar Group, Inc.	7,497	4,613,654
#	Covanta Holding Corp.	220,850	3,803,037
*	Covenant Transportation Group, Inc., Class A	19,763	333,007
*	CPI Aerostructures, Inc.	7,107	55,790
	CRA International, Inc.	9,617	417,570
	Crane Co.	62,637	5,242,717
	CSW Industrials, Inc.	17,375	1,226,849
	CSX Corp.	311,864	21,955,226
	Cubic Corp.	32,407	2,145,343
	Cummins, Inc.	75,556	12,391,184
	Curtiss-Wright Corp.	47,705	6,054,242
#*	Daseke, Inc.	6,067	22,448
	Deere & Co.	64,412	10,669,848
	Delta Air Lines, Inc.	338,350	20,652,884
	Deluxe Corp.	63,252	2,822,304
#	Donaldson Co., Inc.	88,075	4,399,346
	Douglas Dynamics, Inc.	35,005	1,438,706
	Dover Corp.	80,644	7,810,371
*	Ducommun, Inc.	13,169	555,073
*	DXP Enterprises, Inc.	19,774	671,327
*	Dycom Industries, Inc.	45,595	2,515,020
#*	Eagle Bulk Shipping, Inc.	37,344	172,903
	Eastern Co. (The)	4,389	110,866
	Eaton Corp. P.L.C.	120,015	9,864,033

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Echo Global Logistics, Inc.	38,202	$804,534
	Ecology and Environment, Inc., Class A	903	9,391
	EMCOR Group, Inc.	63,337	5,345,009
	Emerson Electric Co.	108,572	7,044,151
	Encore Wire Corp.	26,699	1,466,309
	EnerSys	49,887	3,397,804
	Ennis, Inc.	34,457	700,511
	EnPro Industries, Inc.	26,684	1,895,631
	Equifax, Inc.	42,708	5,940,256
	ESCO Technologies, Inc.	25,975	2,170,471
	Espey Manufacturing & Electronics Corp.	1,611	41,258
#*	Evoqua Water Technologies Corp.	9,576	136,171
#*	ExOne Co. (The)	9,959	79,274
	Expeditors International of Washington, Inc.	55,543	4,240,708
	Exponent, Inc.	50,000	3,440,000
#	Fastenal Co.	182,444	5,619,275
	Federal Signal Corp.	71,942	2,240,993
	FedEx Corp.	97,812	16,679,880
	Flowserve Corp.	65,653	3,284,620
	Fluor Corp.	74,745	2,429,960
	Forrester Research, Inc.	20,341	962,740
	Fortive Corp.	66,741	5,075,653
	Fortune Brands Home & Security, Inc.	89,236	4,902,626
	Forward Air Corp.	36,968	2,328,984
*	Franklin Covey Co.	13,311	485,852
	Franklin Electric Co., Inc.	47,939	2,246,422
#*	FreightCar America, Inc.	12,603	68,938
*	FTI Consulting, Inc.	55,532	5,800,317
*	Gardner Denver Holdings, Inc.	97,311	3,208,344
#	GATX Corp.	35,809	2,752,280
*	Genco Shipping & Trading, Ltd.	38,018	365,733
*	Gencor Industries, Inc.	11,809	150,683
*	Generac Holdings, Inc.	82,517	5,965,979
	General Dynamics Corp.	64,163	11,930,468
	General Electric Co.	747,658	7,813,026
*	Genesee & Wyoming, Inc., Class A	58,444	6,417,736
*	Gibraltar Industries, Inc.	36,956	1,531,457
*	GMS, Inc.	47,349	1,065,826
*	Goldfield Corp. (The)	31,656	74,392
	Gorman-Rupp Co. (The)	35,293	1,172,433
*	GP Strategies Corp.	20,022	317,949
	Graco, Inc.	111,411	5,356,641
#	GrafTech International, Ltd.	54,064	619,033
	Graham Corp.	7,838	169,693
	Granite Construction, Inc.	53,468	1,898,114
*	Great Lakes Dredge & Dock Corp.	75,977	815,233
	Greenbrier Cos., Inc. (The)	40,805	1,179,673
	Griffon Corp.	56,022	915,960
	H&E Equipment Services, Inc.	54,015	1,653,399
*	Harsco Corp.	108,658	2,549,117
#	Hawaiian Holdings, Inc.	87,798	2,281,870
#*	HC2 Holdings, Inc.	15,682	34,030
*	HD Supply Holdings, Inc.	144,444	5,851,426
#	Healthcare Services Group, Inc.	24,507	585,962
	Heartland Express, Inc.	115,676	2,295,012
#	HEICO Corp.	39,723	5,432,120
	HEICO Corp., Class A	62,847	6,623,445
	Heidrick & Struggles International, Inc.	25,795	766,112
	Helios Technologies, Inc.	30,834	1,447,965

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Herc Holdings, Inc.	42,771	$1,930,683
*	Heritage-Crystal Clean, Inc.	20,432	573,118
	Herman Miller, Inc.	85,547	3,878,701
*	Hertz Global Holdings, Inc.	158,660	2,462,403
	Hexcel Corp.	107,617	8,798,766
*	Hill International, Inc.	40,744	128,344
	Hillenbrand, Inc.	103,461	3,485,601
	HNI Corp.	59,435	2,035,054
	Honeywell International, Inc.	133,998	23,109,295
*	Houston Wire & Cable Co.	12,789	59,469
*	Hub Group, Inc., Class A	38,908	1,764,478
	Hubbell, Inc.	43,677	5,672,769
*	Hudson Global, Inc.	1,869	19,905
#*	Hudson Technologies, Inc.	37,672	23,097
	Huntington Ingalls Industries, Inc.	41,775	9,537,232
	Hurco Cos., Inc.	8,108	277,213
*	Huron Consulting Group, Inc.	28,531	1,739,535
*	Huttig Building Products, Inc.	5,571	14,429
	Hyster-Yale Materials Handling, Inc.	15,181	938,793
*	IAA Inc.	149,684	6,997,727
	ICF International, Inc.	21,044	1,792,738
	IDEX Corp.	33,656	5,661,612
*	IES Holdings, Inc.	14,183	256,854
	Illinois Tool Works, Inc.	61,692	9,514,757
	Ingersoll-Rand P.L.C.	115,700	14,307,462
*	InnerWorkings, Inc.	85,242	311,986
*	Innovative Solutions & Support, Inc.	12,137	66,875
	Insperity, Inc.	50,491	5,369,718
	Insteel Industries, Inc.	26,337	513,835
	Interface, Inc.	77,195	1,069,923
	ITT, Inc.	91,601	5,717,734
	Jacobs Engineering Group, Inc.	73,738	6,084,122
	JB Hunt Transport Services, Inc.	38,999	3,992,328
*	JELD-WEN Holding, Inc.	121,055	2,652,315
*	JetBlue Airways Corp.	275,495	5,297,769
#	John Bean Technologies Corp.	22,217	2,636,269
	Johnson Controls International P.L.C.	200,739	8,519,363
	Kadant, Inc.	13,178	1,231,616
	Kaman Corp.	34,460	2,184,764
	Kansas City Southern	50,400	6,236,496
#	KAR Auction Services, Inc.	149,684	4,002,550
	Kelly Services, Inc., Class A	41,582	1,157,227
	Kennametal, Inc.	103,754	3,587,813
	Kforce, Inc.	46,792	1,595,139
	Kimball International, Inc., Class B	64,808	1,123,771
*	Kirby Corp.	55,355	4,337,618
#	Knight-Swift Transportation Holdings, Inc.	164,321	5,889,265
	Knoll, Inc.	74,618	1,809,486
	Korn Ferry	64,344	2,527,432
*	Kratos Defense & Security Solutions, Inc.	97,656	2,407,220
	L3Harris Technologies, Inc.	123,286	25,594,174
#	Landstar System, Inc.	27,561	3,066,712
*	Lawson Products, Inc.	6,294	263,530
*	LB Foster Co., Class A	10,130	244,842
#	Lennox International, Inc.	18,053	4,630,233
*	Limbach Holdings, Inc.	2,344	20,815
	Lincoln Electric Holdings, Inc.	59,616	5,038,744
#	Lindsay Corp.	10,424	950,877
	Lockheed Martin Corp.	50,581	18,318,921

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	LS Starrett Co. (The), Class A	2,592	$15,163
#	LSC Communications, Inc.	34,525	34,525
	LSI Industries, Inc.	23,361	92,510
*	Lydall, Inc.	20,104	474,454
	Macquarie Infrastructure Corp.	53,850	2,231,544
*	Manitex International, Inc.	12,574	81,731
*	Manitowoc Co., Inc. (The)	39,244	704,430
	ManpowerGroup, Inc.	45,721	4,176,613
	Marten Transport, Ltd.	57,873	1,161,511
	Masco Corp.	74,631	3,042,706
*	Masonite International Corp.	38,747	2,065,215
#*	MasTec, Inc.	84,560	4,339,619
	Matson, Inc.	63,024	2,578,312
	Matthews International Corp., Class A	39,060	1,333,899
	McGrath RentCorp	33,064	2,251,989
*	Mercury Systems, Inc.	40,352	3,289,495
*	Meritor, Inc.	91,107	2,253,076
*	Mesa Air Group, Inc.	3,909	40,028
#*	Middleby Corp. (The)	42,464	5,706,312
*	Milacron Holdings Corp.	88,603	1,492,075
	Miller Industries, Inc.	10,037	313,355
*	Mistras Group, Inc.	28,670	434,637
	Mobile Mini, Inc.	52,321	1,776,821
	Moog, Inc., Class A	38,692	3,151,850
*	MRC Global, Inc.	103,528	1,619,178
#	MSA Safety, Inc.	37,215	3,920,600
	MSC Industrial Direct Co., Inc., Class A	53,995	3,836,345
	Mueller Industries, Inc.	77,069	2,326,713
	Mueller Water Products, Inc., Class A	222,744	2,265,306
*	MYR Group, Inc.	25,013	903,470
#	National Presto Industries, Inc.	6,747	620,522
	Navigant Consulting, Inc.	61,700	1,503,012
*	Navistar International Corp.	51,681	1,614,514
	Nielsen Holdings P.L.C.	134,084	3,105,385
*	NL Industries, Inc.	39,645	201,793
#	NN, Inc.	39,356	323,113
	Nordson Corp.	45,994	6,515,510
	Norfolk Southern Corp.	96,853	18,510,545
	Northrop Grumman Corp.	40,050	13,840,078
*	Northwest Pipe Co.	11,077	258,759
*	NOW, Inc.	140,079	1,715,968
*	NV5 Global, Inc.	11,608	922,488
	nVent Electric P.L.C.	70,577	1,749,604
#	Old Dominion Freight Line, Inc.	71,869	12,000,686
#	Omega Flex, Inc.	3,089	234,949
*	Orion Group Holdings, Inc.	23,843	97,041
	Oshkosh Corp.	78,392	6,551,219
	Owens Corning	95,607	5,545,206
	PACCAR, Inc.	162,634	11,407,149
*	PAM Transportation Services, Inc.	5,543	323,767
	Pangaea Logistics Solutions, Ltd.	14,834	52,512
	Park Aerospace Corp.	19,413	353,122
	Parker-Hannifin Corp.	67,788	11,868,323
	Park-Ohio Holdings Corp.	14,894	455,756
*	Patrick Industries, Inc.	38,092	1,747,280
*	Patriot Transportation Holding, Inc.	1,695	28,985
	Pentair P.L.C.	132,057	5,125,132
*	Performant Financial Corp.	53,477	65,242
*	Perma-Pipe International Holdings, Inc.	2,769	24,506

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	PGT Innovations, Inc.	98,942	$1,594,945
*	PICO Holdings, Inc.	11,695	118,003
#	Pitney Bowes, Inc.	75,768	306,860
	Powell Industries, Inc.	18,073	668,520
	Preformed Line Products Co.	4,777	275,967
	Primoris Services Corp.	62,925	1,318,908
*	Proto Labs, Inc.	16,397	1,706,928
#	Quad/Graphics, Inc.	60,556	684,888
	Quanex Building Products Corp.	42,959	799,897
	Quanta Services, Inc.	134,118	5,018,696
*	Radiant Logistics, Inc.	48,514	266,342
	Raven Industries, Inc.	30,265	1,096,804
	Raytheon Co.	53,816	9,810,119
*	RBC Bearings, Inc.	21,455	3,490,514
*	RCM Technologies, Inc.	6,052	19,972
#*	Red Violet, Inc.	746	11,809
	Regal Beloit Corp.	42,050	3,348,021
	Republic Services, Inc.	147,636	13,087,931
*	Resideo Technologies, Inc.	22,333	421,200
	Resources Connection, Inc.	48,687	856,891
#	REV Group, Inc.	62,213	906,443
*	Rexnord Corp.	127,123	3,723,433
	Robert Half International, Inc.	70,875	4,281,559
	Rockwell Automation, Inc.	43,604	7,010,651
#	Rollins, Inc.	85,825	2,877,712
	Roper Technologies, Inc.	24,323	8,845,059
	Rush Enterprises, Inc., Class A	36,658	1,380,540
	Rush Enterprises, Inc., Class B	1,308	51,535
	Ryder System, Inc.	86,863	4,626,323
*	Saia, Inc.	33,038	2,520,799
	Schneider National, Inc., Class B	12,934	249,626
	Scorpio Bulkers, Inc.	70,964	426,494
#*	Sensata Technologies Holding P.L.C.	138,570	6,572,375
*	SIFCO Industries, Inc.	1,400	3,892
	Simpson Manufacturing Co., Inc.	48,044	2,967,197
#*	SiteOne Landscape Supply, Inc.	29,597	2,186,330
	SkyWest, Inc.	65,586	3,981,726
#	Snap-on, Inc.	35,034	5,346,539
	Southwest Airlines Co.	285,281	14,700,530
*	SP Plus Corp.	26,783	924,817
	Spartan Motors, Inc.	32,820	394,496
	Spirit AeroSystems Holdings, Inc., Class A	77,839	5,981,149
*	Spirit Airlines, Inc.	88,323	3,747,545
*	SPX Corp.	49,028	1,711,077
*	SPX FLOW, Inc.	52,139	2,114,758
	Standex International Corp.	12,499	879,555
	Stanley Black & Decker, Inc.	65,913	9,728,100
	Steelcase, Inc., Class A	110,818	1,873,932
#*	Stericycle, Inc.	33,348	1,532,674
*	Sterling Construction Co., Inc.	28,096	351,762
#*	Sunrun, Inc.	131,754	2,509,914
	Systemax, Inc.	26,758	580,649
#*	Team, Inc.	32,574	539,425
*	Teledyne Technologies, Inc.	36,198	10,543,753
#	Tennant Co.	21,274	1,619,164
	Terex Corp.	88,348	2,690,197
	Tetra Tech, Inc.	57,145	4,525,884
*	Textainer Group Holdings, Ltd.	58,438	568,602
	Textron, Inc.	146,297	7,212,442

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Thermon Group Holdings, Inc.	36,693	$929,801
	Timken Co. (The)	69,507	3,177,165
	Titan International, Inc.	71,467	270,145
*	Titan Machinery, Inc.	28,047	581,695
#	Toro Co. (The)	80,842	5,886,914
#*	TPI Composites, Inc.	38,014	972,018
*	Transcat, Inc.	4,552	108,429
*	TransDigm Group, Inc.	7,991	3,879,151
	TransUnion	43,924	3,636,468
#*	Trex Co., Inc.	58,144	4,753,272
*	TriMas Corp.	57,658	1,729,163
*	TriNet Group, Inc.	55,574	4,086,912
#	Trinity Industries, Inc.	181,440	3,556,224
	Triton International, Ltd.	103,917	3,437,574
#	Triumph Group, Inc.	64,705	1,567,802
*	TrueBlue, Inc.	49,115	971,004
#*	Tutor Perini Corp.	60,130	785,298
*	Twin Disc, Inc.	11,080	133,736
*	Ultralife Corp.	10,343	90,294
	UniFirst Corp.	15,110	2,974,706
	Union Pacific Corp.	237,535	42,744,423
*	United Airlines Holdings, Inc.	208,186	19,134,375
	United Parcel Service, Inc., Class B	134,825	16,107,543
*	United Rentals, Inc.	60,012	7,594,519
	United Technologies Corp.	241,232	32,228,595
#*	Univar, Inc.	75,429	1,668,489
	Universal Forest Products, Inc.	74,546	3,013,895
	Universal Logistics Holdings, Inc.	25,915	510,266
	US Ecology, Inc.	28,025	1,783,231
#*	USA Truck, Inc.	7,165	58,180
	Valmont Industries, Inc.	22,891	3,149,802
*	Vectrus, Inc.	12,323	498,342
	Verisk Analytics, Inc.	51,501	7,813,732
*	Veritiv Corp.	17,364	302,481
	Viad Corp.	28,309	1,957,284
#*	Vicor Corp.	14,805	437,636
	Virco Manufacturing Corp.	2,861	12,903
*	Volt Information Sciences, Inc.	6,239	28,637
	VSE Corp.	12,191	365,242
	Wabash National Corp.	80,993	1,282,119
*	WABCO Holdings, Inc.	43,139	5,712,035
#	Wabtec Corp.	49,775	3,866,522
*	WageWorks, Inc.	26,167	1,338,965
	Waste Management, Inc.	99,177	11,603,709
#	Watsco, Inc.	25,998	4,227,795
	Watsco, Inc., Class B	1,750	289,616
	Watts Water Technologies, Inc., Class A	28,582	2,653,267
#*	Welbilt, Inc.	109,890	1,804,394
#	Werner Enterprises, Inc.	93,733	3,107,249
*	Wesco Aircraft Holdings, Inc.	123,282	1,298,159
*	WESCO International, Inc.	60,409	3,065,153
#*	Willdan Group, Inc.	10,968	383,661
*	Willis Lease Finance Corp.	4,690	291,953
#*	WillScot Corp.	85,017	1,353,471
	Woodward, Inc.	62,104	6,958,132
	WW Grainger, Inc.	24,242	7,055,149
#*	XPO Logistics, Inc.	137,833	9,300,971
	Xylem, Inc.	89,170	7,159,459

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	YRC Worldwide, Inc.	37,803	$123,238
TOTAL INDUSTRIALS			1,425,480,681
INFORMATION TECHNOLOGY — (18.6%)
#*	3D Systems Corp.	110,740	998,875
*	Acacia Communications, Inc.	30,215	2,029,542
	Accenture P.L.C., Class A	118,744	22,867,720
*	ACI Worldwide, Inc.	159,421	5,350,169
#*	ACM Research, Inc., Class A	472	8,227
#*	Adesto Technologies Corp.	25,667	218,683
*	Adobe, Inc.	24,312	7,265,884
	ADTRAN, Inc.	55,679	618,594
#*	Advanced Energy Industries, Inc.	47,200	2,756,480
#*	Advanced Micro Devices, Inc.	246,406	7,503,063
*	Agilysys, Inc.	23,530	577,191
*	Airgain, Inc.	3,707	48,117
*	Akamai Technologies, Inc.	78,883	6,951,959
*	Alarm.com Holdings, Inc.	13,800	688,758
*	Alithya Group, Inc., Class A	12,595	37,533
*	ALJ Regional Holdings, Inc.	19,718	34,901
	Alliance Data Systems Corp.	28,773	4,515,059
*	Alpha & Omega Semiconductor, Ltd.	29,552	299,953
#*	Alteryx, Inc., Class A	2,091	245,776
#*	Ambarella, Inc.	29,564	1,476,722
	Amdocs, Ltd.	62,015	3,968,340
	American Software, Inc., Class A	20,122	268,025
*	Amkor Technology, Inc.	286,075	2,640,472
	Amphenol Corp., Class A	59,111	5,516,239
*	Amtech Systems, Inc.	13,453	79,104
	Analog Devices, Inc.	108,455	12,739,124
*	Anixter International, Inc.	41,080	2,643,909
*	ANSYS, Inc.	28,861	5,862,246
#*	Appfolio, Inc., Class A	9,326	900,425
	Apple, Inc.	1,516,690	323,115,638
	Applied Materials, Inc.	281,061	13,875,982
#*	Applied Optoelectronics, Inc.	9,865	98,749
*	Aquantia Corp.	32,820	430,927
*	Arista Networks, Inc.	18,089	4,946,437
*	Arlo Technologies, Inc.	75,655	325,316
*	Arrow Electronics, Inc.	76,010	5,519,086
*	Aspen Technology, Inc.	42,849	5,650,498
	AstroNova, Inc.	3,998	96,672
#*	Asure Software, Inc.	5,929	53,657
*	Atlassian Corp. P.L.C., Class A	4,739	664,029
*	Autodesk, Inc.	18,873	2,947,396
	Automatic Data Processing, Inc.	61,750	10,282,610
*	Avaya Holdings Corp.	121,843	1,466,990
*	Aviat Networks, Inc.	2,990	38,332
*	Avid Technology, Inc.	42,376	434,354
	Avnet, Inc.	110,063	4,999,061
	AVX Corp.	117,260	1,785,870
*	Aware, Inc.	6,547	18,528
*	Axcelis Technologies, Inc.	36,882	591,956
#*	AXT, Inc.	52,486	224,115
	Badger Meter, Inc.	39,109	2,091,940
	Bel Fuse, Inc., Class A	1,600	23,440
	Bel Fuse, Inc., Class B	10,720	176,773
	Belden, Inc.	53,148	2,416,108
	Benchmark Electronics, Inc.	52,100	1,409,826

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	BK Technologies Corp.	766	$2,987
*	Black Knight, Inc.	85,344	5,403,982
	Blackbaud, Inc.	28,689	2,610,699
	Booz Allen Hamilton Holding Corp.	97,819	6,725,056
*	Bottomline Technologies De, Inc.	17,340	729,841
*	Brightcove, Inc.	10,100	126,048
	Broadcom, Inc.	65,997	19,138,470
	Broadridge Financial Solutions, Inc.	58,348	7,417,198
	Brooks Automation, Inc.	74,905	2,906,314
*	BSQUARE Corp.	9,139	11,515
	Cabot Microelectronics Corp.	26,019	3,165,211
*	CACI International, Inc., Class A	24,183	5,202,972
*	Cadence Design Systems, Inc.	96,715	7,148,206
#*	CalAmp Corp.	27,267	304,300
*	Calix, Inc.	58,681	368,517
#*	Carbonite, Inc.	31,324	561,639
*	Cardtronics P.L.C., Class A	55,506	1,580,811
	Cass Information Systems, Inc.	14,638	745,221
*	CCUR Holdings, Inc.	5,474	20,254
	CDK Global, Inc.	52,612	2,728,984
	CDW Corp.	75,620	8,935,259
*	CEVA, Inc.	18,133	503,735
*	ChannelAdvisor Corp.	18,912	172,667
*	Ciena Corp.	148,389	6,710,151
*	Cirrus Logic, Inc.	81,044	3,975,208
	Cisco Systems, Inc.	1,130,572	62,633,689
*	Cision, Ltd.	59,202	615,109
	Citrix Systems, Inc.	37,090	3,495,362
*	Clearfield, Inc.	7,734	102,475
#*	Cloudera, Inc.	29,103	174,036
	Cognex Corp.	98,102	4,317,469
	Cognizant Technology Solutions Corp., Class A	165,341	10,770,313
#*	Coherent, Inc.	21,708	3,014,156
	Cohu, Inc.	48,266	731,713
*	CommScope Holding Co., Inc.	132,566	1,893,042
	Communications Systems, Inc.	6,432	23,670
*	CommVault Systems, Inc.	5,133	233,244
*	Computer Task Group, Inc.	11,157	49,091
	Comtech Telecommunications Corp.	14,182	422,056
*	Conduent, Inc.	202,024	1,838,418
*	Control4 Corp.	22,196	530,706
*	CoreLogic, Inc.	99,910	4,552,899
*	Cornerstone OnDemand Inc.	4,775	282,680
	Corning, Inc.	290,852	8,943,699
#*	Coupa Software, Inc.	3,302	448,114
*	Cray, Inc.	48,643	1,684,994
#*	Cree, Inc.	111,609	6,939,848
	CSG Systems International, Inc.	39,407	2,019,215
	CTS Corp.	35,166	1,108,432
*	CyberOptics Corp.	4,601	61,883
	Cypress Semiconductor Corp.	282,554	6,490,265
	Daktronics, Inc.	45,909	291,063
*	DASAN Zhone Solutions, Inc.	13,003	130,940
*	Data I/O Corp.	5,845	25,718
*	Dell Technologies, Class C	36,711	2,119,693
#*	Diebold Nixdorf, Inc.	18,981	264,026
*	Digi International, Inc.	26,824	352,199
*	Diodes, Inc.	61,941	2,638,687
	Dolby Laboratories, Inc., Class A	49,331	3,359,441

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Domo, Inc., Class B	6,093	$169,020
*	DSP Group, Inc.	20,898	336,876
	DXC Technology Co.	144,247	8,044,655
#	Ebix, Inc.	31,867	1,466,838
*	EchoStar Corp., Class A	45,300	2,062,056
*	eGain Corp.	3,704	28,669
*	EMCORE Corp.	21,229	63,262
#*	Endurance International Group Holdings, Inc.	106,491	504,767
#*	Enphase Energy Inc.	6,012	169,238
	Entegris, Inc.	136,196	5,925,888
#*	Envestnet, Inc.	16,689	1,191,761
*	EPAM Systems, Inc.	24,174	4,684,679
*	ePlus, Inc.	17,759	1,347,908
*	Euronet Worldwide, Inc.	45,560	7,103,260
	EVERTEC, Inc.	68,184	2,183,252
*	Evolving Systems, Inc.	1,300	1,050
*	ExlService Holdings, Inc.	34,686	2,386,050
*	Extreme Networks, Inc.	17,695	144,037
*	F5 Networks, Inc.	21,667	3,178,982
*	Fabrinet	50,625	2,717,550
*	Fair Isaac Corp.	28,227	9,806,624
*	FARO Technologies, Inc.	19,942	1,064,703
	Fidelity National Information Services, Inc.	174,128	23,202,603
*	Finisar Corp.	144,554	3,401,356
*	Finjan Holdings, Inc.	14,482	31,136
#*	First Solar, Inc.	78,838	5,084,263
#*	Fiserv, Inc.	201,488	21,242,822
#*	Fitbit, Inc., Class A	204,259	857,888
*	FleetCor Technologies, Inc.	40,945	11,635,341
*	Flex, Ltd.	336,356	3,750,369
	FLIR Systems, Inc.	116,230	5,771,982
*	FormFactor, Inc.	97,119	1,629,657
*	Fortinet, Inc.	36,878	2,961,672
*	Frequency Electronics, Inc.	4,145	48,331
*	Gartner, Inc.	18,874	2,629,714
	Genpact, Ltd.	169,717	6,734,371
	Global Payments, Inc.	102,877	17,275,106
	GlobalSCAPE, Inc.	3,392	47,318
#*	Globant SA	16,454	1,744,124
*	GoDaddy, Inc., Class A	36,408	2,671,619
*	GSE Systems, Inc.	8,763	18,928
*	GSI Technology, Inc.	14,940	122,807
#*	GTT Communications, Inc.	60,847	736,249
#*	Guidewire Software, Inc.	21,831	2,228,508
	Hackett Group, Inc. (The)	41,660	684,057
*	Harmonic, Inc.	87,598	654,357
	Hewlett Packard Enterprise Co.	616,923	8,865,184
	HP, Inc.	243,212	5,117,180
#*	HubSpot, Inc.	3,949	705,765
*	Ichor Holdings, Ltd.	30,018	756,754
#*	ID Systems, Inc.	4,988	30,576
*	IEC Electronics Corp.	4,588	27,528
#*	II-VI, Inc.	63,935	2,538,219
#*	Immersion Corp.	31,194	250,800
#*	Infinera Corp.	200,143	772,552
*	Information Services Group, Inc.	22,709	61,768
#*	Inphi Corp.	23,275	1,401,388
#*	Inseego Corp.	10,653	55,396
*	Insight Enterprises, Inc.	40,341	2,219,562

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Intel Corp.	1,852,635	$93,650,699
	InterDigital, Inc.	55,966	3,605,889
#*	Internap Corp.	11,119	33,135
	International Business Machines Corp.	206,494	30,610,671
*	inTEST Corp.	2,800	12,684
*	Intevac, Inc.	12,535	64,430
	Intuit, Inc.	34,921	9,683,942
#*	IPG Photonics Corp.	38,485	5,041,920
*	Iteris, Inc.	6,961	37,659
*	Itron, Inc.	43,548	2,699,976
#	j2 Global, Inc.	55,871	4,977,547
	Jabil, Inc.	243,345	7,514,494
	Jack Henry & Associates, Inc.	43,188	6,033,364
	Juniper Networks, Inc.	162,883	4,401,099
	KBR, Inc.	179,400	4,732,572
#	KEMET Corp.	69,897	1,406,328
*	Key Tronic Corp.	5,745	28,323
*	Keysight Technologies, Inc.	115,835	10,369,549
*	Kimball Electronics, Inc.	17,079	271,556
	KLA Corp.	59,798	8,151,663
*	Knowles Corp.	116,407	2,368,882
#*	Kopin Corp.	39,747	46,107
	Kulicke & Soffa Industries, Inc.	86,453	1,956,431
*	KVH Industries, Inc.	13,737	138,744
	Lam Research Corp.	83,915	17,505,508
*	Lattice Semiconductor Corp.	105,555	2,041,434
	Leidos Holdings, Inc.	84,551	6,941,637
*	Limelight Networks, Inc.	97,014	262,908
#	Littelfuse, Inc.	20,488	3,461,652
*	LiveRamp Holdings, Inc.	88,608	4,668,756
	LogMeIn, Inc.	36,893	2,802,761
*	LRAD Corp.	3,057	12,717
#*	Lumentum Holdings, Inc.	35,153	1,990,714
*	Luna Innovations, Inc.	9,046	46,587
#*	MACOM Technology Solutions Holdings, Inc.	70,432	1,381,876
#*	MagnaChip Semiconductor Corp.	16,223	179,264
*	Manhattan Associates, Inc.	73,490	6,245,915
	ManTech International Corp., Class A	33,094	2,276,205
#	Marvell Technology Group, Ltd.	328,968	8,638,700
	Mastercard, Inc., Class A	178,420	48,578,413
	Maxim Integrated Products, Inc.	86,501	5,119,994
	MAXIMUS, Inc.	75,629	5,559,488
#*	MaxLinear, Inc.	66,481	1,461,252
	Methode Electronics, Inc.	42,516	1,273,354
#	Microchip Technology, Inc.	73,983	6,985,475
*	Micron Technology, Inc.	631,762	28,359,796
	Microsoft Corp.	1,530,138	208,511,905
*	MicroStrategy, Inc., Class A	8,582	1,173,417
*	Mimecast, Ltd.	4,759	226,528
#*	Mitek Systems, Inc.	23,421	235,147
	MKS Instruments, Inc.	54,977	4,680,192
#*	MoneyGram International, Inc.	37,429	91,701
#*	MongoDB, Inc.	1,967	281,714
#	Monolithic Power Systems, Inc.	24,423	3,618,512
	Monotype Imaging Holdings, Inc.	37,930	757,462
	Motorola Solutions, Inc.	35,174	5,837,477
	MTS Systems Corp.	21,076	1,214,399
*	Nanometrics, Inc.	27,210	853,850
*	Napco Security Technologies, Inc.	7,089	205,227

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	National Instruments Corp.	70,927	$2,961,912
#*	NCR Corp.	95,736	3,236,834
*	NeoPhotonics Corp.	30,452	139,775
	NetApp, Inc.	122,597	7,170,699
*	NETGEAR, Inc.	38,204	1,293,205
*	Netscout Systems, Inc.	96,181	2,504,553
*	NetSol Technologies, Inc.	3,510	21,060
	Network-1 Technologies, Inc.	8,087	19,813
*	New Relic, Inc.	4,156	387,215
	NIC, Inc.	54,808	994,217
*	Novanta, Inc.	30,942	2,601,913
*	Nuance Communications, Inc.	227,311	3,782,455
#*	Nutanix, Inc., Class A	12,958	294,147
	NVE Corp.	3,642	244,815
	NVIDIA Corp.	138,723	23,405,345
*	Okta, Inc.	7,869	1,029,501
*	ON Semiconductor Corp.	440,330	9,471,498
*	OneSpan, Inc.	33,564	490,706
	Oracle Corp.	495,426	27,892,484
#*	OSI Systems, Inc.	21,769	2,450,319
*	Palo Alto Networks, Inc.	5,065	1,147,425
#*	PAR Technology Corp.	9,783	254,260
	Paychex, Inc.	89,834	7,460,714
#*	Paycom Software, Inc.	39,371	9,478,568
*	Paylocity Holding Corp.	22,325	2,279,159
*	PayPal Holdings, Inc.	116,229	12,831,682
	PC Connection, Inc.	33,214	1,086,430
*	PCM, Inc.	11,350	395,320
	PC-Tel, Inc.	14,847	68,593
#*	PDF Solutions, Inc.	36,748	490,586
	Pegasystems, Inc.	24,892	1,881,835
*	Perceptron, Inc.	8,358	35,020
*	Perficient, Inc.	47,526	1,623,963
	Perspecta, Inc.	78,852	1,839,617
*	PFSweb, Inc.	15,487	56,992
*	Photronics, Inc.	80,157	771,912
#*	Pivotal Software, Inc., Class A	18,361	174,062
*	Pixelworks, Inc.	15,908	48,678
	Plantronics, Inc.	36,351	1,395,878
*	Plexus Corp.	42,331	2,527,584
	Power Integrations, Inc.	25,037	2,280,120
	Presidio, Inc.	73,719	1,032,066
*	PRGX Global, Inc.	19,607	109,995
	Progress Software Corp.	58,751	2,543,331
*	Proofpoint, Inc.	2,844	358,913
*	PTC, Inc.	21,547	1,460,456
#*	Pure Storage, Inc., Class A	35,646	539,680
	QAD, Inc., Class A	9,085	391,927
	QAD, Inc., Class B	1,920	63,379
*	Qorvo, Inc.	79,280	5,810,431
	QUALCOMM, Inc.	407,518	29,814,017
#*	Qualys, Inc.	18,758	1,623,692
*	Rambus, Inc.	128,200	1,597,372
*	RealNetworks, Inc.	65,004	100,106
#*	RealPage, Inc.	26,839	1,676,901
*	Ribbon Communications, Inc.	118,289	581,982
	Richardson Electronics, Ltd.	8,608	48,807
*	RingCentral, Inc., Class A	6,933	984,347
*	Rogers Corp.	18,677	2,963,293

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Rudolph Technologies, Inc.	42,313	$1,139,066
	Sabre Corp.	196,123	4,610,852
*	salesforce.com, Inc.	27,620	4,267,290
*	Sanmina Corp.	84,596	2,685,923
	Sapiens International Corp. NV	16,847	271,068
*	ScanSource, Inc.	31,397	1,065,928
	Science Applications International Corp.	59,397	5,070,722
*	Seachange International, Inc.	29,323	58,939
	Seagate Technology P.L.C.	111,640	5,170,048
*	Semtech Corp.	54,038	2,856,989
*	ServiceNow, Inc.	7,840	2,174,738
*	ServiceSource International, Inc.	30,324	27,295
*	Silicon Laboratories, Inc.	29,127	3,268,341
	Skyworks Solutions, Inc.	104,842	8,940,926
#*	SMART Global Holdings, Inc.	26,976	821,149
#*	SMTC Corp.	12,467	49,058
#*	SolarEdge Technologies, Inc.	56,486	3,684,582
*	Splunk, Inc.	7,924	1,072,196
*	SPS Commerce, Inc.	9,989	1,117,070
*	Square, Inc., Class A	9,357	752,396
	SS&C Technologies Holdings, Inc.	83,532	4,005,359
*	StarTek, Inc.	29,265	196,368
*	Steel Connect, Inc.	53,705	95,595
#*	Stratasys, Ltd.	64,399	1,796,088
*	Super Micro Computer, Inc.	50,253	920,132
*	Sykes Enterprises, Inc.	52,599	1,488,026
	Symantec Corp.	156,816	3,380,953
*	Synacor, Inc.	3,670	5,358
#*	Synaptics, Inc.	37,483	1,206,203
*	Synchronoss Technologies, Inc.	39,236	317,419
	SYNNEX Corp.	56,884	5,605,349
*	Synopsys, Inc.	44,219	5,870,514
*	Tableau Software, Inc., Class A	11,676	1,979,432
	TE Connectivity, Ltd.	140,789	13,008,904
*	Tech Data Corp.	44,291	4,488,450
*	Telaria, Inc.	26,569	215,209
*	Telenav, Inc.	35,217	332,096
#*	Teradata Corp.	145,987	5,346,044
	Teradyne, Inc.	171,647	9,565,887
	TESSCO Technologies, Inc.	6,626	97,535
	Texas Instruments, Inc.	187,873	23,486,004
	TiVo Corp.	101,944	772,736
	Total System Services, Inc.	115,925	15,733,341
#*	Trade Desk, Inc. (The), Class A	7,478	1,969,032
	TransAct Technologies, Inc.	6,652	79,558
*	Trimble, Inc.	75,411	3,186,869
	TTEC Holdings, Inc.	53,568	2,513,411
#*	TTM Technologies, Inc.	128,870	1,347,980
#*	Twilio, Inc., Class A	3,895	541,833
*	Tyler Technologies, Inc.	10,588	2,470,710
#	Ubiquiti Networks, Inc.	40,771	5,248,451
#*	Ultra Clean Holdings, Inc.	39,504	576,363
#*	Unisys Corp.	20,516	254,193
	Universal Display Corp.	14,522	3,065,304
*	Upland Software, Inc.	4,874	214,407
#*	USA Technologies, Inc.	8,489	55,858
*	Veeco Instruments, Inc.	59,239	705,536
*	Verint Systems, Inc.	52,741	3,052,122
*	VeriSign, Inc.	14,200	2,997,478

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Versum Materials, Inc.	74,455	$3,870,171
#*	ViaSat, Inc.	39,920	3,257,073
*	Viavi Solutions, Inc.	203,831	2,990,201
*	Virtusa Corp.	34,357	1,535,071
#	Visa, Inc., Class A	350,018	62,303,204
	Vishay Intertechnology, Inc.	154,327	2,623,559
*	Vishay Precision Group, Inc.	10,529	428,951
	VMware, Inc., Class A	6,687	1,166,815
	Wayside Technology Group, Inc.	3,335	37,619
	Western Digital Corp.	145,325	7,831,564
#	Western Union Co. (The)	181,401	3,809,421
*	WEX, Inc.	32,456	7,077,680
*	Workday, Inc., Class A	3,900	779,922
	Xerox Corp.	173,641	5,573,876
	Xilinx, Inc.	95,771	10,938,006
	Xperi Corp.	59,761	1,275,897
*	Zebra Technologies Corp., Class A	53,438	11,269,540
#*	Zendesk, Inc.	6,772	565,868
#*	Zix Corp.	42,901	390,828
TOTAL INFORMATION TECHNOLOGY			1,971,660,454
MATERIALS — (3.9%)
#	Advanced Emissions Solutions, Inc.	1,692	21,539
*	AdvanSix, Inc.	36,394	933,142
*	AgroFresh Solutions, Inc.	19,213	28,627
	Air Products & Chemicals, Inc.	38,463	8,779,949
#*	AK Steel Holding Corp.	254,872	718,739
#	Albemarle Corp.	63,888	4,661,268
*	Alcoa Corp.	87,091	1,958,677
#*	Allegheny Technologies, Inc.	98,654	2,147,698
*	Amcor, PLC	554,262	5,875,177
	American Vanguard Corp.	40,452	577,655
#*	Ampco-Pittsburgh Corp.	3,640	13,177
	AptarGroup, Inc.	73,152	8,852,855
	Ashland Global Holdings, Inc.	39,372	3,129,287
	Avery Dennison Corp.	73,397	8,431,113
*	Axalta Coating Systems, Ltd.	211,617	6,270,212
	Balchem Corp.	30,850	3,166,444
	Ball Corp.	185,037	13,226,445
*	Berry Global Group, Inc.	109,212	4,920,001
	Boise Cascade Co.	49,459	1,335,393
	Cabot Corp.	58,563	2,618,937
	Carpenter Technology Corp.	59,378	2,672,604
	Celanese Corp.	86,305	9,680,832
#*	Century Aluminum Co.	106,878	768,453
	CF Industries Holdings, Inc.	115,649	5,731,564
	Chase Corp.	10,926	1,131,715
	Chemours Co. (The)	108,352	2,066,273
*	Clearwater Paper Corp.	20,022	393,032
#	Cleveland-Cliffs, Inc.	289,795	3,089,215
*	Coeur Mining, Inc.	233,931	1,076,083
#	Commercial Metals Co.	145,236	2,543,082
#	Compass Minerals International, Inc.	42,409	2,368,543
*	Contango ORE, Inc.	780	11,895
*	Core Molding Technologies, Inc.	6,699	44,548
*	Corteva, Inc.	137,345	4,051,677
#*	Crown Holdings, Inc.	96,831	6,198,152
	Domtar Corp.	80,327	3,409,881
*	Dow, Inc.	137,345	6,652,992

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	DuPont de Nemours, Inc.	137,345	$9,910,815
	Eagle Materials, Inc.	41,526	3,437,522
	Eastman Chemical Co.	86,161	6,492,231
	Ecolab, Inc.	28,663	5,782,187
*	Element Solutions, Inc.	302,466	3,030,709
*	Ferro Corp.	109,934	1,619,328
	Ferroglobe P.L.C.	128,681	194,308
#*	Flotek Industries, Inc.	43,297	132,922
	FMC Corp.	55,416	4,789,051
	Freeport-McMoRan, Inc.	785,168	8,683,958
	Friedman Industries, Inc.	5,121	31,648
	FutureFuel Corp.	43,253	503,897
#*	GCP Applied Technologies, Inc.	83,417	1,837,677
	Gold Resource Corp.	70,007	251,325
	Graphic Packaging Holding Co.	456,613	6,785,269
	Greif, Inc., Class A	37,608	1,314,776
	Greif, Inc., Class B	12,847	552,421
	Hawkins, Inc.	12,128	529,630
	Haynes International, Inc.	15,440	459,494
#	HB Fuller Co.	62,098	2,968,905
#	Hecla Mining Co.	575,847	1,065,317
	Huntsman Corp.	345,609	7,102,265
*	Ingevity Corp.	34,911	3,440,130
	Innophos Holdings, Inc.	23,873	648,629
	Innospec, Inc.	25,734	2,403,041
#	International Flavors & Fragrances, Inc.	19,260	2,773,247
	International Paper Co.	222,109	9,752,806
*	Intrepid Potash, Inc.	153,694	574,816
	Kaiser Aluminum Corp.	12,565	1,209,633
*	Koppers Holdings, Inc.	24,108	658,148
*	Kraton Corp.	40,048	1,228,272
#	Kronos Worldwide, Inc.	83,977	1,126,132
	Linde P.L.C.	50,058	9,575,094
#*	Livent Corp.	51,830	333,785
	Louisiana-Pacific Corp.	150,572	3,935,952
*	LSB Industries, Inc.	29,408	146,746
	LyondellBasell Industries NV, Class A	115,041	9,627,781
#	Martin Marietta Materials, Inc.	26,524	6,571,321
	Materion Corp.	26,150	1,624,699
	Mercer International, Inc.	83,349	1,086,037
	Minerals Technologies, Inc.	43,020	2,290,815
	Mosaic Co. (The)	153,756	3,873,114
	Myers Industries, Inc.	69,668	1,126,532
	Neenah, Inc.	22,884	1,503,708
#	NewMarket Corp.	7,928	3,342,524
	Newmont Goldcorp Corp.	244,073	8,913,546
	Nexa Resources SA	3,500	28,840
	Northern Technologies International Corp.	5,456	61,653
	Nucor Corp.	118,240	6,429,891
	Olin Corp.	234,289	4,702,180
	Olympic Steel, Inc.	16,080	202,286
*	OMNOVA Solutions, Inc.	63,080	627,646
	Owens-Illinois, Inc.	206,316	3,501,183
	Packaging Corp. of America	63,610	6,422,702
	PH Glatfelter Co.	48,803	796,465
	PolyOne Corp.	93,130	3,051,870
	PPG Industries, Inc.	103,673	12,170,173
*	PQ Group Holdings, Inc.	3,040	47,394
	Quaker Chemical Corp.	15,831	2,966,571

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Ramaco Resources, Inc.	6,117	$29,790
#	Rayonier Advanced Materials, Inc.	61,501	285,980
	Reliance Steel & Aluminum Co.	71,129	7,109,344
	Resolute Forest Products, Inc.	64,156	391,352
#	Royal Gold, Inc.	47,315	5,415,202
#	RPM International, Inc.	100,884	6,842,962
*	Ryerson Holding Corp.	34,253	279,504
	Schnitzer Steel Industries, Inc., Class A	31,040	826,595
	Schweitzer-Mauduit International, Inc.	39,405	1,356,714
#	Scotts Miracle-Gro Co. (The)	50,580	5,674,064
#	Sealed Air Corp.	80,023	3,344,161
#	Sensient Technologies Corp.	53,745	3,663,797
	Sherwin-Williams Co. (The)	13,434	6,892,179
	Silgan Holdings, Inc.	128,720	3,869,323
#	Sonoco Products Co.	111,793	6,710,934
	Southern Copper Corp.	22,465	804,022
	Steel Dynamics, Inc.	195,556	6,161,970
	Stepan Co.	28,889	2,864,344
#*	Summit Materials, Inc., Class A	136,643	2,519,697
*	SunCoke Energy, Inc.	114,410	868,372
	Synalloy Corp.	5,922	100,556
#*	TimkenSteel Corp.	67,070	468,819
*	Trecora Resources	20,945	198,768
	Tredegar Corp.	34,968	582,917
	Trinseo SA	49,458	1,919,465
*	Tronox Holdings P.L.C., Class A	79,396	878,120
*	UFP Technologies, Inc.	4,382	190,880
	United States Lime & Minerals, Inc.	5,417	438,127
#	United States Steel Corp.	137,736	2,070,172
*	Universal Stainless & Alloy Products, Inc.	9,341	151,137
#*	US Concrete, Inc.	21,479	1,011,446
	Valvoline, Inc.	121,136	2,445,736
*	Venator Materials P.L.C	47,422	181,626
*	Verso Corp., Class A	39,389	637,314
	Vulcan Materials Co.	44,838	6,203,337
	Warrior Met Coal, Inc.	63,386	1,568,170
#	Westlake Chemical Corp.	79,109	5,345,395
	WestRock Co.	125,734	4,532,711
	Worthington Industries, Inc.	77,854	3,131,288
#	WR Grace & Co.	38,403	2,604,107
TOTAL MATERIALS			416,378,290
REAL ESTATE — (0.3%)
	Alexander & Baldwin, Inc.	39,161	920,675
*	Altisource Asset Management Corp.	743	7,029
*	Altisource Portfolio Solutions SA	8,399	176,379
*	CBRE Group, Inc., Class A	182,441	9,671,197
*	CKX Lands, Inc.	39	389
	Consolidated-Tomoka Land Co.	5,564	348,974
#*	Five Point Holdings LLC, Class A	3,182	24,851
#*	Forestar Group, Inc.	2,633	54,398
*	FRP Holdings, Inc.	10,189	505,171
	Griffin Industrial Realty, Inc.	3,069	119,261
#*	Howard Hughes Corp. (The)	32,393	4,373,055
	Jones Lang LaSalle, Inc.	47,662	6,943,877
	Kennedy-Wilson Holdings, Inc.	174,667	3,758,834
*	Marcus & Millichap, Inc.	49,855	1,655,186
	Newmark Group, Inc., Class A	167,531	1,651,856
*	Rafael Holdings, Inc., Class B	16,232	336,002

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	RE/MAX Holdings, Inc., Class A	21,136	$614,635
#	Realogy Holdings Corp.	153,794	801,267
#	RMR Group, Inc. (The), Class A	12,637	622,246
#*	St Joe Co. (The)	69,648	1,340,027
*	Stratus Properties, Inc.	7,316	206,458
*	Tejon Ranch Co.	31,003	574,486
*	Trinity Place Holdings, Inc.	16,037	67,355
TOTAL REAL ESTATE			34,773,608
UTILITIES — (1.8%)
	AES Corp.	259,356	4,354,587
	ALLETE, Inc.	28,503	2,478,336
	Alliant Energy Corp.	39,365	1,950,142
	Ameren Corp.	38,281	2,897,489
	American Electric Power Co., Inc.	37,600	3,301,656
#	American States Water Co.	26,118	2,023,361
	American Water Works Co., Inc.	27,581	3,165,747
#	Aqua America, Inc.	75,684	3,174,944
*	AquaVenture Holdings, Ltd.	2,642	45,522
	Artesian Resources Corp., Class A	6,355	228,653
	Atlantica Yield P.L.C.	92,208	2,138,303
	Atmos Energy Corp.	35,933	3,918,134
#	Avangrid, Inc.	24,409	1,233,875
	Avista Corp.	39,964	1,839,543
#	Black Hills Corp.	45,735	3,619,925
#	California Water Service Group	43,574	2,326,416
	CenterPoint Energy, Inc.	67,859	1,968,590
	Chesapeake Utilities Corp.	14,778	1,381,152
	Clearway Energy, Inc., Class A	22,752	390,652
	Clearway Energy, Inc., Class C	47,356	853,355
	CMS Energy Corp.	43,378	2,525,467
	Connecticut Water Service, Inc.	10,735	750,376
	Consolidated Edison, Inc.	50,098	4,256,326
	Consolidated Water Co., Ltd.	8,030	112,661
	Dominion Energy, Inc.	63,687	4,731,307
	DTE Energy Co.	26,133	3,321,766
	Duke Energy Corp.	50,672	4,394,276
	Edison International	46,580	3,472,073
	El Paso Electric Co.	35,161	2,329,768
	Entergy Corp.	32,823	3,466,765
	Evergy, Inc.	85,366	5,163,789
	Eversource Energy	45,056	3,417,948
	Exelon Corp.	70,755	3,188,220
#	FirstEnergy Corp.	72,534	3,189,320
#	Genie Energy, Ltd., Class B	15,076	166,137
#	Hawaiian Electric Industries, Inc.	46,687	2,091,578
	IDACORP, Inc.	27,260	2,782,156
	MDU Resources Group, Inc.	130,696	3,494,811
	MGE Energy, Inc.	30,533	2,264,022
	Middlesex Water Co.	14,184	888,344
#	National Fuel Gas Co.	37,254	1,778,506
	New Jersey Resources Corp.	62,225	3,103,161
	NextEra Energy, Inc.	36,470	7,555,490
#	NiSource, Inc.	106,538	3,163,113
	Northwest Natural Holding Co.	25,919	1,851,135
	NorthWestern Corp.	41,554	2,905,456
	NRG Energy, Inc.	368,666	12,586,257
	OGE Energy Corp.	77,354	3,322,354
	ONE Gas, Inc.	29,343	2,675,495

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
#	Ormat Technologies, Inc.	52,901	$3,467,661
	Otter Tail Corp.	36,029	1,923,228
#	Pattern Energy Group, Inc., Class A	89,943	2,062,393
#*	PG&E Corp.	33,562	608,479
	Pinnacle West Capital Corp.	20,547	1,874,297
	PNM Resources, Inc.	68,383	3,396,584
	Portland General Electric Co.	53,704	2,945,664
	PPL Corp.	96,485	2,858,851
	Public Service Enterprise Group, Inc.	50,049	2,860,300
*	Pure Cycle Corp.	13,614	147,984
	RGC Resources, Inc.	4,261	122,632
#	Sempra Energy	18,649	2,525,634
	SJW Group	25,140	1,631,335
#	South Jersey Industries, Inc.	72,979	2,484,935
	Southern Co. (The)	77,191	4,338,134
	Southwest Gas Holdings, Inc.	25,612	2,277,163
#	Spark Energy, Inc., Class A	6,094	66,668
	Spire, Inc.	23,955	1,974,132
	TerraForm Power, Inc., Class A	19,409	299,093
	UGI Corp.	89,981	4,597,129
	Unitil Corp.	12,837	751,863
	Vistra Energy Corp.	298,203	6,399,436
#	WEC Energy Group, Inc.	49,804	4,256,250
	Xcel Energy, Inc.	56,192	3,349,605
	York Water Co. (The)	9,812	352,938
TOTAL UTILITIES			195,810,847
TOTAL COMMON STOCKS			9,927,397,053
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	GCI Liberty, Inc.	9,450	249,858
INDUSTRIALS — (0.0%)
	Air T Funding	380	908
TOTAL PREFERRED STOCKS			250,766
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*»	Parker Drilling Co. Warrants 09/16/2024	1,207	0
INDUSTRIALS — (0.0%)
»	Air T Funding, Warrants 07/06/2020	1,996	120
TOTAL RIGHTS/WARRANTS			120
TOTAL INVESTMENT SECURITIES			9,927,647,939

TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 2.260%	26,848,813	26,848,813
SECURITIES LENDING COLLATERAL — (6.0%)
@§	DFA Short Term Investment Fund	54,916,909	635,443,550
TOTAL INVESTMENTS — (100.0%)
(Cost $6,376,753,678)^^			$10,589,940,302

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$727,525,012	—	—	$727,525,012
Consumer Discretionary	1,236,760,600	$1,516	—	1,236,762,116
Consumer Staples	557,955,869	—	—	557,955,869
Energy	500,028,131	—	—	500,028,131
Financials	1,706,920,191	59,880	—	1,706,980,071
Health Care	1,154,041,974	—	—	1,154,041,974
Industrials	1,425,480,681	—	—	1,425,480,681
Information Technology	1,971,660,454	—	—	1,971,660,454
Materials	416,378,290	—	—	416,378,290
Real Estate	34,773,608	—	—	34,773,608
Utilities	195,810,847	—	—	195,810,847
Preferred Stocks
Communication Services	249,858	—	—	249,858
Industrials	908	—	—	908
Rights/Warrants
Industrials	—	120	—	120
Temporary Cash Investments	26,848,813	—	—	26,848,813
Securities Lending Collateral	—	635,443,550	—	635,443,550
TOTAL	$9,954,435,236	$635,505,066	—	$10,589,940,302

Tax-Managed DFA International Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Shares	Value»
COMMON STOCKS — (98.8%)
AUSTRALIA — (6.8%)
AMP, Ltd.	2,142,183	$2,605,742
Aurizon Holdings, Ltd.	173,465	680,973
Australia & New Zealand Banking Group, Ltd.	3,007,023	57,147,505
Bank of Queensland, Ltd.	424,892	2,706,420
Bendigo & Adelaide Bank, Ltd.	489,636	3,832,856
BlueScope Steel, Ltd.	989,921	8,737,181
Boral, Ltd.	1,307,721	4,583,053
Challenger, Ltd.	70,533	339,786
Crown Resorts, Ltd.	31,033	250,914
Downer EDI, Ltd.	680,607	3,343,819
Fortescue Metals Group, Ltd.	3,084,104	17,364,149
Harvey Norman Holdings, Ltd.	940,640	2,816,952
Incitec Pivot, Ltd.	1,486,197	3,528,583
National Australia Bank, Ltd.	1,883,661	36,685,767
Newcrest Mining, Ltd.	472,999	11,415,925
Oil Search, Ltd.	270,507	1,309,893
Origin Energy, Ltd.	1,324,719	7,168,260
QBE Insurance Group, Ltd.	988,846	8,427,342
Qube Holdings, Ltd.	137,805	296,678
Rio Tinto, Ltd.	846	56,621
Santos, Ltd.	2,296,013	11,312,842
South32, Ltd.	8,045,380	17,118,645
Star Entertainment Grp, Ltd. (The)	807,852	2,280,117
Suncorp Group, Ltd.	1,263,194	11,642,579
Tabcorp Holdings, Ltd.	1,518,842	4,659,335
Westpac Banking Corp.	99,928	1,960,578
Westpac Banking Corp., Sponsored ADR	10,974	215,420
Whitehaven Coal, Ltd.	1,130,734	2,833,834
Woodside Petroleum, Ltd.	1,003,276	23,658,227
WorleyParsons, Ltd.	215,076	2,356,708
TOTAL AUSTRALIA		251,336,704
AUSTRIA — (0.1%)
Erste Group Bank AG	27,558	989,131
Raiffeisen Bank International AG	116,827	2,739,781
Verbund AG	3,594	200,568
Voestalpine AG	7,895	208,423
TOTAL AUSTRIA		4,137,903
BELGIUM — (1.1%)
Ageas	207,329	11,130,757
KBC Group NV	179,942	11,569,873
Proximus SADP	15,452	440,565
Solvay SA	86,655	8,873,035
UCB SA	114,937	8,962,382
TOTAL BELGIUM		40,976,612
CANADA — (8.5%)
Agnico Eagle Mines, Ltd.	134,603	7,030,315
AltaGas, Ltd.	111,722	1,710,791
Bank of Montreal	423,189	31,658,769
Bank of Nova Scotia (The)	91,692	4,895,150
Bank of Nova Scotia (The)	371,330	19,821,595
Barrick Gold Corp.	676,018	10,986,957

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Barrick Gold Corp.	38,527	$626,449
*	Bausch Health Cos., Inc.	925	22,172
	Cameco Corp.	244,907	2,250,695
	Canadian Imperial Bank of Commerce	65,541	5,156,177
	Canadian Imperial Bank of Commerce	82,451	6,486,420
	Canadian Natural Resources, Ltd.	1,036,236	26,196,046
	Cenovus Energy, Inc.	102,100	949,210
	Cenovus Energy, Inc.	429,409	3,984,916
	Empire Co., Ltd., Class A	43,743	1,157,708
	Encana Corp.	1,048,258	4,789,359
	Encana Corp.	146,858	671,141
	Fairfax Financial Holdings, Ltd.	28,217	13,072,651
	First Quantum Minerals, Ltd.	476,469	4,389,952
	Genworth MI Canada, Inc.	42,300	1,561,171
	Great-West Lifeco, Inc.	138,257	3,035,830
	Husky Energy, Inc.	558,772	4,335,375
*	IA Financial Crop., Inc.	155,214	6,228,318
	Imperial Oil, Ltd.	217,898	5,968,226
*	Kinross Gold Corp.	1,947,880	7,881,254
	Linamar Corp.	14,953	506,440
	Lundin Mining Corp.	789,101	3,820,545
	Magna International, Inc.	364,946	18,400,577
	Manulife Financial Corp.	422,548	7,651,839
	Manulife Financial Corp.	521,873	9,435,464
	Metro, Inc.	16,689	652,740
	Nutrien, Ltd.	233,353	12,790,089
	Onex Corp.	4,013	242,428
*	Seven Generations Energy, Ltd., Class A	24,653	136,920
	SNC-Lavalin Group, Inc.	11,061	174,991
*	Stars Group, Inc. (The)	82,859	1,288,457
	Sun Life Financial, Inc.	264,241	10,936,935
	Suncor Energy, Inc.	798,401	22,909,115
	Suncor Energy, Inc.	613,987	17,621,427
	Teck Resources, Ltd., Class A	600	12,388
	Teck Resources, Ltd., Class B	222,229	4,546,282
	Teck Resources, Ltd., Class B	592,686	12,144,136
	TMX Group, Ltd.	48,600	3,609,465
	Tourmaline Oil Corp.	291,891	3,848,237
*	Turquoise Hill Resources, Ltd.	112,298	63,815
	West Fraser Timber Co., Ltd.	13,366	522,467
	Wheaton Precious Metals Corp.	192,935	5,039,462
TOTAL CANADA			311,220,866
DENMARK — (1.8%)
	AP Moller - Maersk A.S., Class A	1,275	1,364,863
	AP Moller - Maersk A.S., Class B	2,675	3,003,619
	Carlsberg A.S., Class B	83,957	11,467,669
	Danske Bank A.S.	258,347	3,834,533
*	Demant A.S.	41,507	1,222,888
	DSV A.S.	161,387	15,403,389
	H Lundbeck A.S.	79,052	3,047,428
	ISS A.S.	163,361	4,581,383
	Rockwool International A.S., Class B	6,187	1,510,069
	Tryg A.S.	62,921	1,920,422
	Vestas Wind Systems A.S.	222,153	18,230,211
TOTAL DENMARK			65,586,474

Tax-Managed DFA International Value Portfolio
CONTINUED
	Shares	Value»
FINLAND — (0.9%)
Fortum Oyj	318,452	$7,305,171
Nokia Oyj	374,337	2,017,547
Nordea Bank Abp	874,513	5,610,233
Stora Enso Oyj, Class R	435,368	5,013,876
UPM-Kymmene Oyj	446,721	12,041,364
TOTAL FINLAND		31,988,191
FRANCE — (9.7%)
Amundi SA	26,289	1,808,802
Arkema SA	84,597	7,614,200
Atos SE	6,800	546,794
AXA SA	608,078	15,316,418
BNP Paribas SA	555,589	26,001,576
Bollore SA	809,515	3,481,191
Bouygues SA	299,451	10,720,081
Carrefour SA	722,566	13,885,089
Cie de Saint-Gobain	623,319	23,878,475
Cie Generale des Etablissements Michelin SCA	209,836	23,196,814
CNP Assurances	215,286	4,449,570
Credit Agricole SA	320,484	3,815,030
Electricite de France SA	525,218	6,501,774
Engie SA	925,280	14,239,588
Faurecia SE	25,359	1,200,053
Iliad SA	6,667	689,263
Natixis SA	622,192	2,495,186
Orange SA	1,734,362	25,707,552
Peugeot SA	931,406	21,983,967
Publicis Groupe SA	24,585	1,213,167
Renault SA	214,912	11,987,289
Sanofi	55,362	4,613,418
SCOR SE	104,207	4,282,327
SES SA	138,329	2,284,566
Societe Generale SA	442,588	10,841,045
Total SA	2,033,537	105,398,590
Valeo SA	218,084	6,796,028
Vivendi SA	73,806	2,049,964
* Worldline SA	2,646	189,080
TOTAL FRANCE		357,186,897
GERMANY — (6.1%)
1&1 Drillisch AG	4,261	127,967
Allianz SE	22,261	5,164,751
Bayer AG	532,064	34,461,241
Bayerische Motoren Werke AG	357,806	26,330,599
Commerzbank AG	731,577	4,964,219
Continental AG	39,365	5,397,117
Daimler AG	1,022,416	52,834,753
Deutsche Bank AG	411,744	3,182,807
Deutsche Bank AG	719,334	5,617,998
Deutsche Lufthansa AG	504,513	7,995,537
Deutsche Telekom AG	394,344	6,459,779
Evonik Industries AG	20,362	579,434
Fraport AG Frankfurt Airport Services Worldwide	36,156	3,019,497
Hannover Rueck SE	3,788	590,687
Hapag-Lloyd AG	11,033	463,379
HeidelbergCement AG	239,843	17,320,846
Innogy SE	65,046	2,733,019
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	69,429	16,545,461

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	RWE AG	297,402	$8,035,461
*	Talanx AG	70,139	2,943,218
	Telefonica Deutschland Holding AG	1,203,216	3,029,218
	Uniper SE	274,523	8,457,850
	Volkswagen AG	37,078	6,321,595
TOTAL GERMANY			222,576,433
HONG KONG — (3.2%)
	Bank of East Asia, Ltd. (The)	128,381	371,025
	BOC Aviation, Ltd.	321,000	2,765,534
#	Cathay Pacific Airways, Ltd.	896,000	1,263,676
	CK Asset Holdings, Ltd.	938,500	7,056,706
	CK Hutchison Holdings, Ltd.	2,105,348	19,674,432
	Hang Lung Group, Ltd.	707,000	1,816,011
	Hang Lung Properties, Ltd.	1,430,000	3,362,681
	Henderson Land Development Co., Ltd.	596,730	3,086,375
	Kerry Properties, Ltd.	891,500	3,347,588
	Melco International Development, Ltd.	284,000	691,026
	MTR Corp., Ltd.	665,711	4,368,713
	New World Development Co., Ltd.	6,899,799	9,714,846
	NWS Holdings, Ltd.	1,634,172	3,034,175
	Shangri-La Asia, Ltd.	822,000	1,000,103
	Sino Land Co., Ltd.	2,545,552	4,122,209
	SJM Holdings, Ltd.	2,311,000	2,508,770
	Sun Hung Kai Properties, Ltd.	1,360,934	21,931,918
	Swire Pacific, Ltd., Class A	727,500	8,292,100
	Swire Pacific, Ltd., Class B	1,162,500	2,070,021
	Tsim Sha Tsui Properties, Ltd.	259,125	876,732
	WH Group, Ltd.	3,530,000	3,435,995
	Wharf Holdings, Ltd. (The)	1,313,000	3,192,535
	Wheelock & Co., Ltd.	1,044,000	6,569,710
	Xinyi Glass Holdings, Ltd.	664,000	669,336
	Yue Yuen Industrial Holdings, Ltd.	806,000	2,258,358
TOTAL HONG KONG			117,480,575
IRELAND — (0.3%)
	AIB Group P.L.C.	297,883	1,020,289
	Bank of Ireland Group P.L.C.	446,047	1,968,266
	CRH P.L.C.	34,724	1,155,628
	CRH P.L.C., Sponsored ADR	122,045	4,071,421
	Flutter Entertainment P.L.C.	37,842	2,989,066
TOTAL IRELAND			11,204,670
ISRAEL — (0.5%)
	Bank Hapoalim BM	1,062,548	8,035,570
	Bank Leumi Le-Israel BM	638,044	4,641,459
*	First International Bank Of Israel, Ltd.	48,295	1,244,867
	Israel Discount Bank, Ltd., Class A	854,958	3,690,022
*	Mizrahi Tefahot Bank, Ltd.	30,578	733,703
TOTAL ISRAEL			18,345,621
ITALY — (2.4%)
	Assicurazioni Generali SpA	410,030	7,647,188
	Eni SpA	1,117,458	17,456,145
	Fiat Chrysler Automobiles NV	1,151,944	15,431,940
	Fiat Chrysler Automobiles NV	285,302	3,763,133
	Intesa Sanpaolo SpA	8,996,662	19,512,915

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Mediobanca Banca di Credito Finanziario SpA	271,342	$2,717,771
*	Telecom Italia SpA	17,626,803	9,910,260
*	Telecom Italia SpA, Sponsored ADR	36,047	200,421
	UniCredit SpA	1,121,346	13,203,306
TOTAL ITALY			89,843,079
JAPAN — (22.2%)
	AGC, Inc.	267,500	8,193,510
	Aisin Seiki Co., Ltd.	124,500	4,046,017
	Alfresa Holdings Corp.	67,500	1,627,422
	Amada Holdings Co., Ltd.	286,000	3,144,458
	Aozora Bank, Ltd.	94,200	2,158,830
	Asahi Kasei Corp.	486,400	4,948,092
	Bank of Kyoto, Ltd. (The)	29,600	1,148,772
	Brother Industries, Ltd.	61,900	1,095,968
	Canon Marketing Japan, Inc.	56,300	1,078,391
	Chiba Bank, Ltd. (The)	356,600	1,763,698
	Chugoku Bank, Ltd. (The)	73,800	645,222
	Citizen Watch Co., Ltd.	388,400	1,932,856
	Coca-Cola Bottlers Japan Holdings, Inc.	144,375	3,553,779
	Concordia Financial Group, Ltd.	631,800	2,224,780
	Cosmo Energy Holdings Co., Ltd.	69,000	1,422,286
	Credit Saison Co., Ltd.	118,700	1,443,055
	Dai Nippon Printing Co., Ltd.	142,700	2,993,068
	Daicel Corp.	333,800	2,824,636
	Daido Steel Co., Ltd.	30,000	1,139,010
	Dai-ichi Life Holdings, Inc.	582,800	8,567,768
	Daio Paper Corp.	56,900	679,592
	Daiwa Securities Group, Inc.	1,223,800	5,276,457
	Denka Co., Ltd.	84,000	2,417,387
	Denso Corp.	323,633	13,736,744
	Dentsu, Inc.	83,900	2,773,401
	DIC Corp.	97,700	2,635,909
	Dowa Holdings Co., Ltd.	58,600	1,850,684
	Ebara Corp.	88,400	2,375,666
	FUJIFILM Holdings Corp.	151,400	7,176,119
	Fukuoka Financial Group, Inc.	97,183	1,779,656
	Fukuyama Transporting Co., Ltd.	24,700	930,025
	Furukawa Electric Co., Ltd.	85,300	2,287,791
	Fuyo General Lease Co., Ltd.	2,000	118,702
	Glory, Ltd.	42,500	1,122,266
	GS Yuasa Corp.	13,600	254,362
	Gunma Bank, Ltd. (The)	155,000	533,991
	Hachijuni Bank, Ltd. (The)	217,000	817,729
	Hankyu Hanshin Holdings, Inc.	194,300	6,821,546
	Haseko Corp.	110,200	1,193,762
	Heiwa Corp.	55,400	1,136,726
	Hino Motors, Ltd.	53,400	428,390
	Hitachi Capital Corp.	56,700	1,161,174
	Hitachi Chemical Co., Ltd.	133,100	3,639,658
	Hitachi Metals, Ltd.	288,700	3,035,202
	Hitachi, Ltd.	678,700	24,063,173
	Honda Motor Co., Ltd.	1,399,700	34,825,259
	Ibiden Co., Ltd.	144,200	2,570,860
	Idemitsu Kosan Co., Ltd.	184,100	5,073,317
	IHI Corp.	81,900	1,951,558
	Iida Group Holdings Co., Ltd.	183,300	3,006,595
	Inpex Corp.	243,300	2,133,827
	Isetan Mitsukoshi Holdings, Ltd.	141,500	1,124,910

Tax-Managed DFA International Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Isuzu Motors, Ltd.	95,700	$1,058,962
ITOCHU Corp.	568,900	10,832,266
Itoham Yonekyu Holdings, Inc.	127,500	835,251
Iyo Bank, Ltd. (The)	48,818	237,261
J Front Retailing Co., Ltd.	310,300	3,642,850
Japan Post Holdings Co., Ltd.	396,700	3,888,660
JFE Holdings, Inc.	461,492	6,101,380
JGC Corp.	94,700	1,232,936
JSR Corp.	245,500	4,054,407
JTEKT Corp.	284,300	3,370,829
JXTG Holdings, Inc.	2,670,686	12,567,785
Kajima Corp.	13,800	177,480
Kamigumi Co., Ltd.	93,000	2,137,986
Kandenko Co., Ltd.	115,700	1,008,781
Kaneka Corp.	68,600	2,546,947
Kawasaki Heavy Industries, Ltd.	189,400	4,120,932
Kobe Steel, Ltd.	394,200	2,529,298
Kokuyo Co., Ltd.	71,500	964,402
Konica Minolta, Inc.	624,500	5,175,329
K's Holdings Corp.	193,800	1,767,083
Kuraray Co., Ltd.	491,400	5,811,684
Kurita Water Industries, Ltd.	11,100	280,224
Kyushu Financial Group, Inc.	149,510	567,417
Lintec Corp.	9,900	208,304
LIXIL Group Corp.	337,340	5,834,988
Mabuchi Motor Co., Ltd.	31,900	1,101,311
Maeda Corp.	160,400	1,201,729
Maeda Road Construction Co., Ltd.	54,200	1,150,148
Marubeni Corp.	924,500	5,993,136
Mazda Motor Corp.	796,500	7,705,906
Mebuki Financial Group, Inc.	382,218	943,111
Medipal Holdings Corp.	128,800	2,735,930
Mitsubishi Chemical Holdings Corp.	1,140,100	8,094,145
Mitsubishi Corp.	629,900	16,914,251
Mitsubishi Gas Chemical Co., Inc.	223,100	2,968,897
Mitsubishi Heavy Industries, Ltd.	192,000	7,920,223
Mitsubishi Logistics Corp.	23,400	622,323
Mitsubishi Materials Corp.	153,400	4,219,359
Mitsubishi Motors Corp.	528,700	2,326,541
Mitsubishi Tanabe Pharma Corp.	101,200	1,142,537
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,558,354	7,745,019
Mitsubishi UFJ Financial Group, Inc.	3,959,034	19,553,673
Mitsubishi UFJ Lease & Finance Co., Ltd.	545,800	2,892,310
Mitsui Chemicals, Inc.	248,000	5,671,094
Mitsui Fudosan Co., Ltd.	156,800	3,539,632
Mitsui OSK Lines, Ltd.	140,700	3,450,811
Mizuho Financial Group, Inc.	7,074,900	10,041,550
MS&AD Insurance Group Holdings, Inc.	234,163	7,675,530
Nagase & Co., Ltd.	85,000	1,238,390
NEC Corp.	274,300	11,213,183
NGK Insulators, Ltd.	92,500	1,375,731
NGK Spark Plug Co., Ltd.	67,100	1,281,244
NH Foods, Ltd.	124,000	4,598,892
NHK Spring Co., Ltd.	255,800	2,005,911
Nikkon Holdings Co., Ltd.	21,700	507,079
Nikon Corp.	316,600	4,274,638
Nippo Corp.	66,000	1,257,389
Nippon Electric Glass Co., Ltd.	67,700	1,513,998
Nippon Express Co., Ltd.	87,500	4,931,545

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Kayaku Co., Ltd.	95,400	$1,121,714
	Nippon Paper Industries Co., Ltd.	120,800	2,129,845
	Nippon Shokubai Co., Ltd.	33,800	2,193,786
	Nippon Steel Corp.	648,000	10,152,305
	Nippon Yusen K.K.	173,000	2,882,267
	Nipro Corp.	64,800	718,371
	Nissan Motor Co., Ltd.	1,904,600	12,379,753
	NOK Corp.	120,100	1,763,205
	Nomura Holdings, Inc.	973,400	3,128,717
	Nomura Real Estate Holdings, Inc.	164,100	3,323,022
	NSK, Ltd.	435,300	3,680,617
	NTN Corp.	247,600	687,094
	Obayashi Corp.	829,000	7,851,479
	Oji Holdings Corp.	1,147,000	5,931,429
	Orient Corp.	110,500	129,315
	Rengo Co., Ltd.	223,900	1,700,207
	Resona Holdings, Inc.	1,091,400	4,449,260
	Ricoh Co., Ltd.	487,300	4,463,352
	Rohm Co., Ltd.	84,900	5,916,865
	Sankyo Co., Ltd.	9,900	340,826
	Sawai Pharmaceutical Co., Ltd.	4,600	253,793
	Seino Holdings Co., Ltd.	122,500	1,525,816
	Sekisui House, Ltd.	801,100	13,469,195
	Shimamura Co., Ltd.	14,900	1,053,563
	Shimizu Corp.	469,800	3,780,636
	Shinsei Bank, Ltd.	93,900	1,418,357
	Shizuoka Bank, Ltd. (The)	269,400	1,862,690
	Showa Denko K.K.	122,800	3,294,391
	Sojitz Corp.	1,065,100	3,327,679
	Sompo Holdings, Inc.	205,960	8,529,413
	Sumitomo Bakelite Co., Ltd.	3,100	105,453
	Sumitomo Chemical Co., Ltd.	2,387,000	10,885,238
	Sumitomo Corp.	571,900	8,486,231
	Sumitomo Electric Industries, Ltd.	933,500	11,550,127
	Sumitomo Forestry Co., Ltd.	169,700	2,124,140
	Sumitomo Heavy Industries, Ltd.	156,100	5,032,444
	Sumitomo Metal Mining Co., Ltd.	305,800	8,685,942
	Sumitomo Mitsui Financial Group, Inc.	789,027	27,592,096
	Sumitomo Mitsui Trust Holdings, Inc.	147,000	5,024,215
	Sumitomo Osaka Cement Co., Ltd.	21,800	832,560
	Sumitomo Rubber Industries, Ltd.	232,900	2,542,214
	T&D Holdings, Inc.	708,100	7,951,850
	Taiheiyo Cement Corp.	149,700	4,204,374
	Taiyo Yuden Co., Ltd.	78,100	1,544,822
	Takashimaya Co., Ltd.	47,800	548,306
*	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	81,697	1,437,874
	Takeda Pharmaceutical Co., Ltd.	545,294	18,766,778
	TDK Corp.	50,400	3,869,577
	Teijin, Ltd.	243,400	4,210,985
	THK Co., Ltd.	56,300	1,418,884
	Toda Corp.	178,100	975,584
	Toho Holdings Co., Ltd.	54,300	1,207,452
	Tokai Rika Co., Ltd.	48,200	789,532
	Tokio Marine Holdings, Inc.	165,300	8,774,289
	Tokyo Tatemono Co., Ltd.	240,500	2,806,169
	Tokyu Fudosan Holdings Corp.	806,400	4,665,089
	Toray Industries, Inc.	430,900	2,964,365
	Tosoh Corp.	352,900	4,946,200
	Toyo Seikan Group Holdings, Ltd.	171,100	2,986,807

Tax-Managed DFA International Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Toyoda Gosei Co., Ltd.	81,000	$1,489,652
Toyota Motor Corp., Sponsored ADR	1,343	173,314
Toyota Motor Corp.	1,319,788	85,275,701
Toyota Tsusho Corp.	253,000	7,323,319
TS Tech Co., Ltd.	47,600	1,310,390
Ube Industries, Ltd.	131,600	2,739,972
Universal Entertainment Corp.	11,000	345,487
Wacoal Holdings Corp.	19,400	470,618
Yamada Denki Co., Ltd.	554,300	2,444,997
Yamaguchi Financial Group, Inc.	107,000	747,029
Yamaha Motor Co., Ltd.	137,800	2,416,312
Yamazaki Baking Co., Ltd.	5,500	83,519
Yokohama Rubber Co., Ltd. (The)	153,300	2,820,535
Zeon Corp.	175,900	2,034,251
TOTAL JAPAN		815,708,319
NETHERLANDS — (3.6%)
ABN AMRO Bank NV	347,443	6,954,933
Aegon NV	873,469	4,304,389
Aegon NV	25,347	124,707
Akzo Nobel NV	54,664	5,157,786
ArcelorMittal	393,472	6,241,938
ArcelorMittal	209,998	3,301,161
ASR Nederland NV	89,164	3,350,473
Coca-Cola European Partners P.L.C.	9,297	512,444
ING Groep NV	1,741,138	19,319,220
Koninklijke Ahold Delhaize NV	1,350,935	30,683,669
Koninklijke DSM NV	204,802	25,372,520
Koninklijke Philips NV	246,957	11,584,915
Koninklijke Philips NV	44,750	2,093,852
Koninklijke Vopak NV	46,211	2,278,437
NN Group NV	204,322	7,676,594
Randstad NV	79,860	4,008,481
TOTAL NETHERLANDS		132,965,519
NEW ZEALAND — (0.2%)
Air New Zealand, Ltd.	749,639	1,334,525
Auckland International Airport, Ltd.	650,774	3,964,537
EBOS Group, Ltd.	64,811	1,059,947
Fletcher Building, Ltd.	528,289	1,717,060
* Fonterra Co-operative Group, Ltd.	91,695	226,745
Ryman Healthcare, Ltd.	14,760	124,453
SKYCITY Entertainment Group, Ltd.	84,477	221,613
TOTAL NEW ZEALAND		8,648,880
NORWAY — (0.8%)
Austevoll Seafood ASA	74,515	758,112
DNB ASA	615,267	11,007,495
Equinor ASA	131,020	2,349,226
Equinor ASA, Sponsored ADR	55,613	990,468
Norsk Hydro ASA	1,608,426	5,470,723
SpareBank 1 SR-Bank ASA	105,315	1,133,113
Storebrand ASA	285,931	1,932,212
Subsea 7 SA	221,208	2,370,917
Yara International ASA	71,837	3,365,516
TOTAL NORWAY		29,377,782

Tax-Managed DFA International Value Portfolio
CONTINUED
	Shares	Value»
PORTUGAL — (0.0%)
EDP Renovaveis SA	189,207	$1,947,973
SINGAPORE — (1.1%)
CapitaLand, Ltd.	2,368,000	6,203,721
City Developments, Ltd.	495,800	3,479,203
Frasers Property, Ltd.	282,800	372,376
Golden Agri-Resources, Ltd.	5,138,500	1,097,536
Hongkong Land Holdings, Ltd.	422,500	2,576,614
Hutchison Port Holdings Trust	211,500	46,242
Keppel Corp., Ltd.	2,145,500	9,913,784
Olam International, Ltd.	485,800	684,712
Sembcorp Industries, Ltd.	1,325,900	2,243,393
Singapore Airlines, Ltd.	959,700	6,719,055
United Industrial Corp., Ltd.	339,701	735,208
UOL Group, Ltd.	272,807	1,449,870
Wilmar International, Ltd.	1,694,400	4,897,881
TOTAL SINGAPORE		40,419,595
SPAIN — (2.2%)
Banco Bilbao Vizcaya Argentaria SA	663,107	3,376,348
Banco de Sabadell SA	3,831,641	3,346,488
Banco Santander SA	14,815,104	63,234,904
Banco Santander SA, Sponsored ADR	2,080	8,819
Bankia SA	653,281	1,295,188
Iberdrola S.A.	1,220	11,570
Iberdrola SA	28	269
Repsol SA	502,289	7,966,706
TOTAL SPAIN		79,240,292
SWEDEN — (2.1%)
BillerudKorsnas AB	204,631	2,362,460
Boliden AB	351,237	7,965,105
Dometic Group AB	66,946	610,740
Getinge AB, Class B	98,420	1,444,083
Holmen AB, Class B	122,156	2,579,242
Husqvarna AB, Class B	57,075	505,390
ICA Gruppen AB	97,902	4,344,597
Intrum AB	76,577	2,007,515
Millicom International Cellular SA	71,420	3,669,178
Skandinaviska Enskilda Banken AB, Class A	1,249,139	11,744,465
SKF AB, Class B	425,012	6,971,382
SSAB AB, Class A	153,185	433,945
SSAB AB, Class B	444,761	1,127,466
Svenska Cellulosa AB SCA, Class A	4,705	45,117
Svenska Cellulosa AB SCA, Class B	433,333	3,596,632
Svenska Handelsbanken AB, Class A	769,767	6,926,303
Svenska Handelsbanken AB, Class B	16,634	157,582
Swedbank AB, Class A	420,300	5,723,530
Tele2 AB, Class B	14,846	212,140
Telefonaktiebolaget LM Ericsson, Class B	18,890	165,274
Telia Co. AB	2,250,392	10,011,205
Trelleborg AB, Class B	266,674	3,672,120
Volvo AB, Class A	6,315	94,170
Volvo AB, Class B	51,177	760,240
TOTAL SWEDEN		77,129,881
SWITZERLAND — (9.9%)
ABB, Ltd.	825,333	15,579,937

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Adecco Group AG	181,472	$9,900,941
*	Alcon, Inc.	58,864	3,458,260
*	Alcon, Inc.	132,199	7,655,592
	Baloise Holding AG	51,160	9,240,339
	Banque Cantonale Vaudoise	1,276	948,978
	Chocoladefabriken Lindt & Spruengli AG	4	330,894
	Cie Financiere Richemont SA	400,427	34,313,887
	Clariant AG	468,021	8,552,183
	Credit Suisse Group AG	575,806	6,962,091
	Credit Suisse Group AG, Sponsored ADR	68,468	826,411
	Dufry AG	25,487	2,235,251
	Flughafen Zurich AG	23,031	4,205,837
	Helvetia Holding AG	12,755	1,623,996
	Julius Baer Group, Ltd.	222,002	9,486,724
	LafargeHolcim, Ltd.	234,263	11,498,212
	LafargeHolcim, Ltd.	116,138	5,687,986
	Lonza Group AG	45,757	15,674,225
	Novartis AG, Sponsored ADR	294,324	26,954,192
	Novartis AG	660,996	60,612,555
	Swatch Group AG (The)	35,418	10,287,935
	Swatch Group AG (The)	62,309	3,397,793
	Swiss Life Holding AG	30,439	14,709,313
	Swiss Re AG	155,792	15,086,399
	Swisscom AG	22,419	10,865,187
	UBS Group AG	1,854,646	20,701,251
*	UBS Group AG	345,673	3,861,167
	Vifor Pharma AG	16,099	2,382,755
	Zurich Insurance Group AG	134,082	46,637,954
TOTAL SWITZERLAND			363,678,245
UNITED KINGDOM — (15.3%)
	Anglo American P.L.C.	1,360,585	33,340,313
	Antofagasta P.L.C.	243,456	2,746,871
	Aviva P.L.C.	4,995,385	24,525,421
	Barclays P.L.C., Sponsored ADR	1,808,466	13,527,326
	Barclays P.L.C.	55,867	104,573
	Barratt Developments P.L.C.	1,410,355	11,010,957
	BP P.L.C., Sponsored ADR	1,511,511	60,067,442
	British American Tobacco P.L.C., Sponsored ADR	90,672	3,228,830
	British American Tobacco P.L.C.	1,156,042	41,192,703
	Carnival P.L.C.	41,574	1,876,616
	Glencore P.L.C.	9,178,897	29,435,056
	GVC Holdings P.L.C.	44,435	318,328
	HSBC Holdings P.L.C.	1,086,831	8,703,872
	HSBC Holdings P.L.C., Sponsored ADR	1,250,152	50,206,104
	Investec P.L.C.	641,798	3,651,648
	J Sainsbury P.L.C.	2,540,246	6,061,616
	John Wood Group P.L.C.	121,059	780,069
	Kingfisher P.L.C.	2,281,868	6,160,784
	Lloyds Banking Group P.L.C.	60,864,404	39,372,183
	Lloyds Banking Group P.L.C., ADR	386,353	992,927
	Melrose Industries P.L.C.	2,172,994	4,904,254
	Micro Focus International P.L.C., Sponsored ADR	107,514	2,242,735
	Micro Focus International P.L.C.	36,011	758,545
	Pearson P.L.C.	296,730	3,142,182
	Pearson P.L.C., Sponsored ADR	50,671	534,072
	Phoenix Group Holdings P.L.C.	237,094	1,994,287
	Royal Bank of Scotland Group P.L.C.	528,459	1,392,249
	Royal Bank of Scotland Group P.L.C., Sponsored ADR	816,430	4,392,393

Tax-Managed DFA International Value Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
Royal Dutch Shell P.L.C., Class A	159,771	$5,032,062
Royal Dutch Shell P.L.C., Sponsored ADR, Class A	1,024,535	64,432,990
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	946,894	60,099,362
Standard Chartered P.L.C.	1,090,923	8,977,967
Standard Life Aberdeen P.L.C.	423,531	1,536,166
Tesco P.L.C.	146,824	397,703
Vodafone Group P.L.C.	20,021,312	36,438,428
Vodafone Group P.L.C., Sponsored ADR	490,086	8,880,352
Wm Morrison Supermarkets P.L.C.	3,262,779	7,704,518
WPP P.L.C., Sponsored ADR	34,072	2,006,159
WPP P.L.C.	760,260	8,955,424
TOTAL UNITED KINGDOM		561,125,487
TOTAL COMMON STOCKS		3,632,125,998
PREFERRED STOCKS — (1.2%)
GERMANY — (1.2%)
Bayerische Motoren Werke AG	59,288	3,520,011
Porsche Automobil Holding SE	94,085	6,166,906
Volkswagen AG	211,617	35,164,958
TOTAL GERMANY		44,851,875
TOTAL INVESTMENT SECURITIES		3,676,977,873

			Value†
SECURITIES LENDING COLLATERAL — (0.0%)
@§	DFA Short Term Investment Fund	267	3,089
TOTAL INVESTMENTS — (100.0%)
(Cost $3,638,906,137)^^			$3,676,980,962
As of July 31, 2019, Tax-Managed DFA International Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	180	09/20/19	$26,448,810	$26,840,700	$391,890
Total Futures Contracts			$26,448,810	$26,840,700	$391,890
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$215,420	$251,121,284	—	$251,336,704
Austria	—	4,137,903	—	4,137,903
Belgium	—	40,976,612	—	40,976,612
Canada	311,220,866	—	—	311,220,866
Denmark	—	65,586,474	—	65,586,474
Finland	—	31,988,191	—	31,988,191
France	—	357,186,897	—	357,186,897
Germany	5,617,998	216,958,435	—	222,576,433

Tax-Managed DFA International Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Hong Kong	—	$117,480,575	—	$117,480,575
Ireland	$4,071,421	7,133,249	—	11,204,670
Israel	—	18,345,621	—	18,345,621
Italy	3,963,554	85,879,525	—	89,843,079
Japan	9,356,207	806,352,112	—	815,708,319
Netherlands	5,519,720	127,445,799	—	132,965,519
New Zealand	—	8,648,880	—	8,648,880
Norway	990,468	28,387,314	—	29,377,782
Portugal	—	1,947,973	—	1,947,973
Singapore	—	40,419,595	—	40,419,595
Spain	8,819	79,231,473	—	79,240,292
Sweden	—	77,129,881	—	77,129,881
Switzerland	35,100,030	328,578,215	—	363,678,245
United Kingdom	270,610,692	290,514,795	—	561,125,487
Preferred Stocks
Germany	—	44,851,875	—	44,851,875
Securities Lending Collateral	—	3,089	—	3,089
Futures Contracts**	391,890	—	—	391,890
TOTAL	$647,067,085	$3,030,305,767	—	$3,677,372,852
** Valued at the unrealized appreciation/(depreciation) on the investment.

T.A. World ex U.S. Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.7%)
AUSTRALIA — (4.7%)
	A2B Australia, Ltd.	111,103	$136,237
	Accent Group, Ltd.	82,285	84,937
	Adairs, Ltd.	32,505	31,782
	Adelaide Brighton, Ltd.	219,263	528,859
*	Afterpay Touch Group, Ltd.	6,039	108,438
	AGL Energy, Ltd.	44,453	637,067
	Ainsworth Game Technology, Ltd.	27,880	13,412
	Alliance Aviation Services, Ltd.	20,257	39,494
	ALS, Ltd.	177,516	870,262
	Altium, Ltd.	35,665	886,907
	Alumina, Ltd.	34,413	54,557
	AMA Group, Ltd.	146,259	145,395
*	Amaysim Australia, Ltd.	50,925	26,393
	AMP, Ltd.	1,108,884	1,348,841
	Ansell, Ltd.	33,195	631,498
	AP Eagers, Ltd.	17,839	136,596
	APA Group	96,929	730,065
	Apollo Tourism & Leisure, Ltd.	45,025	13,028
	Appen, Ltd.	37,214	769,663
	ARB Corp., Ltd.	22,424	282,924
	Aristocrat Leisure, Ltd.	82,577	1,718,350
	ARQ Group, Ltd.	15,983	7,587
*	Asaleo Care, Ltd.	268,124	176,792
	ASX, Ltd.	4,967	300,458
	Atlas Arteria, Ltd.	165,976	925,080
	AUB Group, Ltd.	9,029	73,370
*	Aurelia Metals, Ltd.	95,370	32,915
	Aurizon Holdings, Ltd.	497,433	1,952,777
	Ausdrill, Ltd.	282,080	377,980
	AusNet Services	325,950	394,906
	Austal, Ltd.	121,559	335,780
	Australia & New Zealand Banking Group, Ltd.	287,481	5,463,484
*	Australian Agricultural Co., Ltd.	172,205	116,726
	Australian Pharmaceutical Industries, Ltd.	201,372	198,096
	Auswide Bank, Ltd.	1,410	5,316
	Automotive Holdings Group, Ltd.	127,775	271,028
	AVJennings, Ltd.	8,932	3,626
	Baby Bunting Group, Ltd.	9,308	15,191
	Bank of Queensland, Ltd.	180,095	1,147,145
	Bapcor, Ltd.	133,407	568,938
	Beach Energy, Ltd.	1,032,334	1,488,103
	Bega Cheese, Ltd.	69,575	209,759
	Bell Financial Group, Ltd.	38,273	25,827
*	Bellamy's Australia, Ltd.	25,370	173,564
	Bendigo & Adelaide Bank, Ltd.	153,585	1,202,259
	BHP Group, Ltd.	414,517	11,411,925
	BHP Group, Ltd., Sponsored ADR	44,166	2,426,038
	Bingo Industries, Ltd.	13,432	22,002
	Blackmores, Ltd.	4,915	300,142
	BlueScope Steel, Ltd.	300,018	2,648,002
	Boral, Ltd.	349,572	1,225,114
	Brambles, Ltd.	100,191	896,200
	Bravura Solutions, Ltd.	9,525	31,836
	Breville Group, Ltd.	33,086	433,505
	Brickworks, Ltd.	33,610	383,363

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Buru Energy, Ltd.	110,733	$19,290
	BWX, Ltd.	20,231	30,503
	Caltex Australia, Ltd.	116,783	2,147,995
	Capitol Health, Ltd.	106,977	16,385
*	Cardno, Ltd.	99,590	62,411
	carsales.com, Ltd.	83,734	841,490
*	Cash Converters International, Ltd.	96,321	8,575
	Cedar Woods Properties, Ltd.	13,306	58,296
	Challenger, Ltd.	133,400	642,642
*	Champion Iron, Ltd.	10,947	23,808
	CIMIC Group, Ltd.	6,127	152,939
	City Chic Collective, Ltd.	17,261	21,369
	Class, Ltd.	24,575	24,787
	Clean Seas Seafood, Ltd.	22,579	13,866
	Cleanaway Waste Management, Ltd.	698,428	1,150,061
	Clinuvel Pharmaceuticals, Ltd.	2,372	52,623
	Coca-Cola Amatil, Ltd.	106,906	773,749
	Cochlear, Ltd.	10,902	1,638,022
	Codan, Ltd.	56,171	154,822
*	Coles Group, Ltd.	127,592	1,238,813
	Collection House, Ltd.	49,356	41,361
	Collins Foods, Ltd.	68,040	402,705
	Commonwealth Bank of Australia	77,976	4,376,136
	Computershare, Ltd.	64,128	690,804
*	Cooper Energy, Ltd.	527,596	210,323
	Corporate Travel Management, Ltd.	23,584	369,138
	Costa Group Holdings, Ltd.	137,043	370,297
	Credit Corp. Group, Ltd.	27,518	470,492
	Crown Resorts, Ltd.	60,066	485,657
*	CSG, Ltd.	89,104	10,999
	CSL, Ltd.	29,256	4,565,175
	CSR, Ltd.	299,296	818,324
	Data#3, Ltd.	31,676	54,836
	Decmil Group, Ltd.	67,773	42,042
	Dicker Data, Ltd.	13,335	61,055
	Domain Holdings Australia, Ltd.	110,298	226,857
	Domino's Pizza Enterprises, Ltd.	22,875	602,143
	Downer EDI, Ltd.	277,473	1,363,224
	DuluxGroup, Ltd.	147,386	939,854
	DWS, Ltd.	30,792	25,357
	Eclipx Group, Ltd.	99,955	98,864
	Elders, Ltd.	78,305	393,324
*	Ellex Medical Lasers, Ltd.	26,958	11,496
*	Emeco Holdings, Ltd.	21,702	33,762
*	EML Payments, Ltd.	30,202	66,765
*	Energy World Corp., Ltd.	511,901	33,954
	EQT Holdings, Ltd.	3,382	69,464
	ERM Power, Ltd.	46,362	57,339
	Estia Health, Ltd.	108,310	199,515
	EVENT Hospitality and Entertainment, Ltd.	51,003	433,289
	Evolution Mining, Ltd.	635,228	2,155,949
*	Fleetwood Corp., Ltd.	18,528	22,005
	FlexiGroup, Ltd.	136,729	170,202
	Flight Centre Travel Group, Ltd.	20,167	634,234
	Fortescue Metals Group, Ltd.	678,361	3,819,314
	Freedom Foods Group, Ltd.	10,414	33,808
	G8 Education, Ltd.	196,123	387,693
	GBST Holdings, Ltd.	6,127	16,274
	Genworth Mortgage Insurance Australia, Ltd.	145,517	336,586

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	GrainCorp, Ltd., Class A	98,244	$575,612
	GUD Holdings, Ltd.	32,532	210,745
	GWA Group, Ltd.	135,577	331,495
	Hansen Technologies, Ltd.	97,418	255,589
	Harvey Norman Holdings, Ltd.	308,343	923,401
	Healius, Ltd.	938,758	1,881,885
	Helloworld Travel, Ltd.	9,009	29,412
*	Horizon Oil, Ltd.	251,263	20,344
	HT&E, Ltd.	127,805	152,508
	Huon Aquaculture Group, Ltd.	6,619	21,138
	IDP Education, Ltd.	37,995	496,602
	Iluka Resources, Ltd.	230,361	1,503,074
	Imdex, Ltd.	175,102	159,658
*	IMF Bentham, Ltd.	75,412	176,122
	Incitec Pivot, Ltd.	482,742	1,146,144
	Independence Group NL	181,347	656,716
	Infomedia, Ltd.	100,715	140,828
	Inghams Group, Ltd.	112,440	311,541
	Insurance Australia Group, Ltd.	284,080	1,673,159
	Integral Diagnostics, Ltd.	16,555	37,354
	Integrated Research, Ltd.	39,117	73,491
	InvoCare, Ltd.	45,628	487,401
	IOOF Holdings, Ltd.	139,314	553,544
	IPH, Ltd.	91,500	519,533
	IRESS, Ltd.	46,307	442,832
*	iSelect, Ltd.	138,718	60,657
*	iSentia Group, Ltd.	80,415	14,237
	IVE Group, Ltd.	19,021	28,195
	James Hardie Industries P.L.C.	33,952	459,197
	James Hardie Industries P.L.C., Sponsored ADR	6,180	84,666
	Japara Healthcare, Ltd.	88,070	62,951
	JB Hi-Fi, Ltd.	78,479	1,609,850
	Jumbo Interactive, Ltd.	8,083	106,522
	Lifestyle Communities, Ltd.	2,536	11,721
	Link Administration Holdings, Ltd.	244,778	847,762
	Lovisa Holdings, Ltd.	1,398	10,592
*	Lynas Corp., Ltd.	350,922	622,713
	MACA, Ltd.	146,139	93,853
*	Macmahon Holdings, Ltd.	196,207	24,103
	Macquarie Group, Ltd.	70,545	6,174,045
	Magellan Financial Group, Ltd.	26,882	1,128,940
*	Mayne Pharma Group, Ltd.	689,464	248,012
	McMillan Shakespeare, Ltd.	44,740	423,621
	McPherson's, Ltd.	51,205	65,179
	Medibank Pvt, Ltd.	440,322	1,085,473
*	Medusa Mining, Ltd.	96,557	49,609
*	Mesoblast, Ltd.	133,807	133,858
*	Metals X, Ltd.	240,563	35,031
	Metcash, Ltd.	603,924	1,160,657
	Michael Hill International, Ltd.	12,057	4,206
	Midway, Ltd.	5,301	12,806
*	Millennium Minerals, Ltd.	74,492	5,053
	Mineral Resources, Ltd.	107,020	1,163,109
*	MMA Offshore, Ltd.	266,586	40,116
	MNF Group, Ltd.	7,840	19,025
	Monadelphous Group, Ltd.	42,928	552,864
	Monash IVF Group, Ltd.	110,701	115,154
	Money3 Corp., Ltd.	84,184	123,094
	Mortgage Choice, Ltd.	33,757	26,591

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Motorcycle Holdings, Ltd.	5,984	$5,472
*	Myer Holdings, Ltd.	2,332,650	858,025
	MyState, Ltd.	7,947	25,127
	National Australia Bank, Ltd.	304,809	5,936,393
	Navigator Global Investments, Ltd.	33,262	78,422
	Netwealth Group, Ltd.	5,049	28,544
	New Hope Corp., Ltd.	116,689	199,348
	Newcrest Mining, Ltd.	47,297	1,141,522
*	NEXTDC, Ltd.	38,535	179,977
	nib holdings, Ltd.	169,127	921,778
	Nick Scali, Ltd.	16,806	72,175
	Nine Entertainment Co. Holdings, Ltd.	776,389	1,065,893
	Northern Star Resources, Ltd.	233,623	2,055,745
	NRW Holdings, Ltd.	222,248	368,463
	Nufarm, Ltd.	121,400	403,223
	OFX Group, Ltd.	88,684	82,574
	Oil Search, Ltd.	174,998	847,404
*	Onevue Holdings, Ltd.	37,857	12,141
	oOh!media, Ltd.	101,079	307,514
	Orica, Ltd.	14,034	209,081
	Origin Energy, Ltd.	305,705	1,654,217
	Orora, Ltd.	630,727	1,457,436
	OZ Minerals, Ltd.	202,735	1,406,094
	Pacific Current Group, Ltd.	17,876	68,029
	Pact Group Holdings, Ltd.	92,135	176,453
	Paragon Care, Ltd.	27,748	9,459
	Peet, Ltd.	96,329	77,931
	Pendal Group, Ltd.	132,622	705,247
	Perpetual, Ltd.	28,588	769,099
*	Perseus Mining, Ltd.	425,935	198,095
	Pioneer Credit, Ltd.	11,600	18,857
	Platinum Asset Management, Ltd.	93,400	306,302
*	Praemium, Ltd.	68,361	24,591
	Premier Investments, Ltd.	28,712	308,903
*	Prime Media Group, Ltd.	211,487	32,674
	Pro Medicus, Ltd.	12,662	264,360
	PWR Holdings, Ltd.	13,795	40,447
	Qantas Airways, Ltd.	334,671	1,302,869
	QBE Insurance Group, Ltd.	219,104	1,867,292
	QMS Media, Ltd.	25,217	16,353
	Qube Holdings, Ltd.	359,338	773,614
*	Ramelius Resources, Ltd.	285,385	194,853
	Ramsay Health Care, Ltd.	15,894	789,723
	REA Group, Ltd.	6,645	445,707
	Reckon, Ltd.	23,466	11,309
*	Red 5, Ltd.	100,556	16,045
*	Red River Resources, Ltd.	89,190	10,871
	Reece, Ltd.	3,313	23,830
	Regis Healthcare, Ltd.	46,584	88,801
	Regis Resources, Ltd.	239,478	904,151
	Reject Shop, Ltd. (The)	13,159	18,899
	Reliance Worldwide Corp., Ltd.	80,327	201,286
	Resolute Mining, Ltd.	351,280	426,396
	Ridley Corp., Ltd.	103,427	78,368
	Rio Tinto, Ltd.	61,465	4,113,690
	Ruralco Holdings, Ltd.	8,131	23,612
	Salmat, Ltd.	11,000	3,873
	Sandfire Resources NL	124,735	569,116
	Santos, Ltd.	429,083	2,114,164

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Saracen Mineral Holdings, Ltd.	354,155	$1,001,496
	SeaLink Travel Group, Ltd.	12,809	32,762
	Seek, Ltd.	56,971	811,070
	Select Harvests, Ltd.	29,205	148,491
*	Senex Energy, Ltd.	611,190	130,190
	Servcorp, Ltd.	17,667	48,779
	Service Stream, Ltd.	131,772	268,432
	Seven Group Holdings, Ltd.	37,537	460,207
*	Seven West Media, Ltd.	687,208	203,270
	SG Fleet Group, Ltd.	30,558	61,348
	Sigma Healthcare, Ltd.	1,667,728	678,507
*	Silver Chef, Ltd.	27,492	13,545
*	Silver Lake Resources, Ltd.	345,568	304,841
	Sims Metal Management, Ltd.	75,930	562,106
	SmartGroup Corp., Ltd.	33,792	215,952
	Sonic Healthcare, Ltd.	32,483	621,689
	South32, Ltd., ADR	47,819	507,360
	South32, Ltd.	397,945	846,732
	Southern Cross Media Group, Ltd.	256,095	233,732
	Spark Infrastructure Group	493,948	800,465
	SpeedCast International, Ltd.	148,941	190,716
	St Barbara, Ltd.	375,864	941,969
	Star Entertainment Grp, Ltd. (The)	280,947	792,957
	Steadfast Group, Ltd.	220,367	571,556
	Suncorp Group, Ltd.	200,305	1,846,167
*	Sundance Energy Australia, Ltd.	300,591	37,670
	Sunland Group, Ltd.	21,844	25,627
	Super Retail Group, Ltd.	92,040	565,005
	Sydney Airport	85,466	487,828
	Tabcorp Holdings, Ltd.	336,080	1,030,990
	Tassal Group, Ltd.	90,872	319,831
	Technology One, Ltd.	96,867	505,487
	Telstra Corp., Ltd.	352,315	955,240
	Telstra Corp., Ltd., ADR	600	8,142
*	Terracom, Ltd.	36,980	13,748
*	Thorn Group, Ltd.	57,038	10,134
*	Tiger Resources, Ltd.	202,588	76
	TPG Telecom, Ltd.	200,194	952,672
	Transurban Group	86,191	913,494
	Treasury Wine Estates, Ltd.	36,455	438,333
*	Troy Resources, Ltd.	169,473	11,049
	Villa World, Ltd.	98,748	158,090
*	Village Roadshow, Ltd.	44,163	79,906
*	Virgin Australia Holdings, Ltd.	1,109,508	125,334
	Virtus Health, Ltd.	43,258	151,025
	Vita Group, Ltd.	85,452	71,583
*	Vocus Group, Ltd.	271,395	597,298
	Webjet, Ltd.	34,256	316,784
	Wesfarmers, Ltd.	93,077	2,492,594
	Western Areas, Ltd.	107,064	158,908
*	Westgold Resources, Ltd.	88,402	116,397
	Westpac Banking Corp.	234,329	4,597,513
	Whitehaven Coal, Ltd.	460,295	1,153,587
	WiseTech Global, Ltd.	20,963	450,744
	Woodside Petroleum, Ltd.	106,387	2,508,709
	Woolworths Group, Ltd.	67,669	1,649,793
	WorleyParsons, Ltd.	146,889	1,609,545
	WPP AUNZ, Ltd.	143,627	63,570

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Xero, Ltd.	2,010	$88,484
TOTAL AUSTRALIA			179,267,557
AUSTRIA — (0.4%)
	Agrana Beteiligungs AG	7,730	147,849
	ANDRITZ AG	28,651	1,020,491
	Atrium European Real Estate, Ltd.	44,004	180,186
	Austria Technologie & Systemtechnik AG	19,045	306,065
	CA Immobilien Anlagen AG	20,128	708,979
	DO & CO AG	2,338	206,100
	Erste Group Bank AG	50,403	1,809,100
	EVN AG	17,207	273,052
	FACC AG	6,488	76,932
	Flughafen Wien AG	1,500	66,223
	Kapsch TrafficCom AG	1,571	55,520
	Lenzing AG	4,086	416,784
	Mayr Melnhof Karton AG	2,813	355,436
	Oesterreichische Post AG	11,733	391,893
	OMV AG	46,691	2,336,278
	Palfinger AG	4,858	125,550
	POLYTEC Holding AG	5,223	50,755
	Porr AG	2,474	53,964
	Raiffeisen Bank International AG	67,108	1,573,790
	Rosenbauer International AG	731	34,535
	S IMMO AG	18,580	410,374
	Schoeller-Bleckmann Oilfield Equipment AG	2,857	227,257
*	Semperit AG Holding	2,415	33,714
	Strabag SE	7,103	227,933
	Telekom Austria AG	58,773	434,093
	UBM Development AG	1,284	56,972
	UNIQA Insurance Group AG	71,452	640,215
	Verbund AG	4,184	233,494
	Vienna Insurance Group AG Wiener Versicherung Gruppe	19,589	502,043
	Voestalpine AG	53,314	1,407,456
	Warimpex Finanz- und Beteiligungs AG	10,740	15,929
	Wienerberger AG	18,923	432,544
*	Zumtobel Group AG	8,937	74,730
TOTAL AUSTRIA			14,886,236
BELGIUM — (0.8%)
	Ackermans & van Haaren NV	9,454	1,377,095
	Ageas	54,378	2,919,351
*	AGFA-Gevaert NV	136,729	550,680
	Anheuser-Busch InBev SA	77,177	7,759,112
	Anheuser-Busch InBev SA/NV, Sponsored ADR	8,449	853,180
*	Argenx SE, ADR	297	41,717
*	Argenx SE	949	133,322
	Atenor	1,050	84,155
	Banque Nationale de Belgique	47	121,082
	Barco NV	3,143	656,370
	Bekaert SA	21,848	615,228
*	Biocartis NV	2,296	27,298
	bpost SA	33,766	313,963
*	Celyad SA	572	7,012
	Cie d'Entreprises CFE	5,218	458,557
	Colruyt SA	22,901	1,193,284
	Deceuninck NV	27,471	61,316
	D'ieteren SA	16,107	754,350

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Econocom Group SA	64,162	$211,909
	Elia System Operator SA	7,840	596,906
	Euronav NV	36,257	305,160
*	Euronav NV	38,214	321,762
	EVS Broadcast Equipment SA	6,891	163,787
*	Exmar NV	13,346	87,946
	Fagron	13,453	223,385
*	Galapagos NV	570	99,633
*	Galapagos NV	1,322	229,381
	Gimv NV	1,201	70,494
	Immobel SA	329	22,412
	Jensen-Group NV	589	22,454
	KBC Group NV	26,646	1,713,279
	Kinepolis Group NV	7,850	463,154
	Lotus Bakeries NV	87	226,752
#*	MDxHealth	5,908	7,986
	Melexis NV	7,558	517,325
#*	Nyrstar NV	39,159	25,450
	Ontex Group NV	33,190	546,804
	Orange Belgium SA	19,795	451,606
	Picanol	532	38,273
	Proximus SADP	35,664	1,016,846
	Recticel SA	22,621	182,304
	Resilux	571	90,182
	Roularta Media Group NV	1,508	20,844
	Sioen Industries NV	4,604	126,961
	Sipef NV	2,093	94,856
	Solvay SA	12,790	1,309,631
	Telenet Group Holding NV	15,377	755,239
	TER Beke SA	294	37,607
*	Tessenderlo Group SA	16,074	503,195
*	Titan Cement International SA	10,553	221,961
	UCB SA	25,619	1,997,679
	Umicore SA	11,381	356,266
	Van de Velde NV	2,567	73,538
*	Viohalco SA	20,959	96,498
TOTAL BELGIUM			31,156,537
BRAZIL — (1.9%)
	AES Tiete Energia SA	77,904	261,085
	AES Tiete Energia SA	21	16
	Aliansce Shopping Centers SA	32,467	239,822
	Alliar Medicos A Frente SA	17,249	66,847
	Alupar Investimento SA	43,448	301,808
	Ambev SA, ADR	327,200	1,724,344
	Ambev SA	24,800	130,812
	Anima Holding SA	8,900	50,186
	Arezzo Industria e Comercio SA	19,450	256,812
	Atacadao S.A.	52,942	324,753
*	Azul SA, ADR	10,235	416,565
	B3 SA - Brasil Bolsa Balcao	59,738	660,408
	Banco Bradesco SA, ADR	186,348	1,684,585
	Banco Bradesco SA	79,491	647,992
	Banco do Brasil SA	86,884	1,120,555
	Banco Santander Brasil SA	27,828	312,453
	BB Seguridade Participacoes SA	81,950	696,812
	BR Malls Participacoes SA	271,189	1,066,607
*	BR Properties SA	32,617	85,808
*	Brasil Brokers Participacoes SA	13,900	23,201

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	14,800	$64,725
*	Braskem SA, Sponsored ADR	23,556	417,671
*	BRF SA	110,184	964,599
*	BRF SA, ADR	5,502	47,812
	Camil Alimentos S.A.	33,561	64,988
	CCR SA	293,850	1,151,115
	Centrais Eletricas Brasileiras SA	37,516	387,217
	Cia de Locacao das Americas	57,738	756,456
	Cia de Saneamento Basico do Estado de Sao Paulo	33,000	461,750
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	25,800	358,878
	Cia de Saneamento de Minas Gerais-COPASA	23,981	423,525
	Cia de Saneamento do Parana	37,634	844,123
	Cia de Saneamento do Parana	9,200	52,191
	Cia Energetica de Minas Gerais	36,039	160,724
	Cia Hering	12,358	103,622
	Cia Paranaense de Energia	7,100	89,747
	Cia Siderurgica Nacional SA, Sponsored ADR	222,689	950,882
	Cia Siderurgica Nacional SA	226,966	983,072
	Cielo SA	91,444	173,479
	Construtora Tenda SA	42,944	285,142
*	Cosan Logistica SA	89,123	436,234
	Cosan SA	54,391	725,147
	CSU Cardsystem SA	18,186	30,641
	CVC Brasil Operadora e Agencia de Viagens SA	44,590	594,362
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	155,121	991,773
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	300	1,101
	Dimed SA Distribuidora da Medicamentos	200	20,229
	Direcional Engenharia SA	68,736	226,758
	Duratex SA	194,385	640,250
	EcoRodovias Infraestrutura e Logistica SA	79,920	246,691
	EDP - Energias do Brasil SA	89,952	454,669
	Embraer SA, Sponsored ADR	75,026	1,515,525
	Energisa SA	68,145	882,090
*	Eneva SA	34,261	232,336
	Engie Brasil Energia SA	24,375	308,300
	Equatorial Energia SA	63,732	1,578,124
*	Even Construtora e Incorporadora SA	101,800	261,412
	Ez Tec Empreendimentos e Participacoes SA	36,434	313,613
	Fleury SA	75,200	459,710
	Fras-Le SA	15,300	19,043
*	Gafisa SA	22,143	37,424
	Gerdau SA, Sponsored ADR	134,698	479,525
	Gerdau SA	53,900	167,080
	Gol Linhas Aereas Inteligentes SA, ADR	9,991	214,607
	Grendene SA	36,500	72,687
	Guararapes Confeccoes SA	49,064	250,569
	Hapvida Participacoes e Investimentos S.A.	11,745	128,642
*	Helbor Empreendimentos SA	117,105	68,121
	Hypera SA	64,806	512,491
	Industrias Romi SA	23,600	90,780
	Instituto Hermes Pardini SA	24,400	125,505
	International Meal Co. Alimentacao SA, Class A	87,900	218,118
	Iochpe-Maxion SA	79,610	455,379
	IRB Brasil Resseguros S/A	28,601	711,962
	Itau Unibanco Holding SA	33,703	264,053
	JBS SA	486,160	3,171,980
	JHSF Participacoes SA	85,900	85,982
	JSL SA	45,700	203,572
	Kepler Weber SA	16,400	88,739

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Klabin SA	148,078	$622,367
	Kroton Educacional SA	458,884	1,510,234
	Light SA	50,235	254,706
	Localiza Rent a Car SA	157,827	1,819,641
	LOG Commercial Properties e Participacoes SA	9,390	57,892
*	Log-in Logistica Intermodal SA	5,100	20,981
	Lojas Americanas SA	9,394	34,437
	Lojas Renner SA	184,476	2,294,137
	M Dias Branco SA	1,795	18,405
	Magazine Luiza SA	7,210	498,230
	Mahle-Metal Leve SA	30,238	195,150
	Marcopolo SA	54,800	50,257
*	Marisa Lojas SA	34,360	76,169
*	Mills Estruturas e Servicos de Engenharia SA	95,157	173,292
	Movida Participacoes SA	51,698	202,249
	MRV Engenharia e Participacoes SA	130,137	691,545
	Natura Cosmeticos SA	65,747	1,053,820
	Odontoprev SA	128,363	588,613
*	Omega Geracao SA	17,400	125,382
	Ouro Fino Saude Animal Participacoes SA	5,300	55,814
*	Paranapanema SA	8,840	53,253
	Petrobras Distribuidora S.A.	123,000	857,311
	Petroleo Brasileiro SA, Sponsored ADR	72,469	994,275
	Petroleo Brasileiro SA, Sponsored ADR	19,287	290,269
	Petroleo Brasileiro SA	610,847	4,608,143
	Porto Seguro SA	71,042	969,850
	Portobello SA	58,513	62,555
*	Profarma Distribuidora de Produtos Farmaceuticos SA	5,496	6,380
	Qualicorp Consultoria e Corretora de Seguros SA	160,703	935,664
	Raia Drogasil SA	54,950	1,195,226
	Restoque Comercio e Confeccoes de Roupas SA	4,719	25,472
*	Rumo SA	128,682	739,114
	Santos Brasil Participacoes SA	89,250	123,479
	Sao Martinho SA	130,829	692,823
	Ser Educacional SA	22,907	158,101
	SLC Agricola SA	72,000	340,346
	Smiles Fidelidade SA	22,347	230,886
	Sonae Sierra Brasil SA	8,937	83,109
*	Springs Global Participacoes SA	18,800	66,503
	Sul America SA	148,894	1,639,398
	Suzano SA	124,726	1,002,357
*	Suzano SA, Sponsored ADR	5,281	84,182
	T4F Entretenimento SA	13,900	20,724
*	Technos SA	30,800	20,983
*	Tecnisa SA	125,860	40,894
	Tegma Gestao Logistica SA	19,812	164,202
	Telefonica Brasil SA, ADR	12,260	167,226
*	Terra Santa Agro SA	2,300	9,432
	TIM Participacoes SA, ADR	6,220	99,271
	TIM Participacoes SA	78,821	252,386
	TOTVS SA	19,434	246,973
	Transmissora Alianca de Energia Eletrica SA	104,081	758,718
	Trisul SA	43,500	92,896
	Tupy SA	40,600	204,364
	Ultrapar Participacoes SA, Sponsored ADR	146,684	764,224
	Unipar Carbocloro SA	7,000	61,685
	Usinas Siderurgicas de Minas Gerais SA	23,560	61,796
	Vale SA	552,353	7,209,164

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	62,733	$250,021
*	Via Varejo SA	208,004	420,766
*	Vulcabras Azaleia SA	41,656	77,498
	WEG SA	18,700	116,717
	Wiz Solucoes e Corretagem de Seguros SA	29,400	91,674
	YDUQS Part	152,308	1,368,890
TOTAL BRAZIL			74,100,934
CANADA — (6.8%)
*	5N Plus, Inc.	24,500	41,211
	Absolute Software Corp.	14,380	80,736
	Acadian Timber Corp.	4,453	56,751
*	Advantage Oil & Gas, Ltd.	413,761	592,520
	Aecon Group, Inc.	31,265	481,364
	AG Growth International, Inc.	11,375	465,239
	AGF Management, Ltd., Class B	124,528	483,091
	Agnico Eagle Mines, Ltd.	5,826	304,392
	Agnico Eagle Mines, Ltd.	600	31,338
*	Aimia, Inc.	54,830	155,375
*	Air Canada	45,730	1,573,420
	AirBoss of America Corp.	10,693	70,406
*	Alacer Gold Corp.	187,402	745,462
	Alamos Gold, Inc., Class A	192,365	1,262,225
	Alamos Gold, Inc., Class A	42,742	279,960
	Alaris Royalty Corp.	23,548	362,195
	Alcanna, Inc.	9,891	47,364
*	Alexco Resource Corp.	33,113	55,824
	Algoma Central Corp.	3,600	34,942
	Algonquin Power & Utilities Corp.	62,523	778,814
	Algonquin Power & Utilities Corp.	1,500	18,675
	Alimentation Couche-Tard, Inc., Class B	38,870	2,382,621
*	Alio Gold, Inc.	19,045	15,440
	AltaGas, Ltd.	72,197	1,105,547
	Altus Group, Ltd.	6,811	172,933
*	Americas Silver Corp.	11,652	31,783
*	Amerigo Resources, Ltd.	21,300	11,459
	Andrew Peller, Ltd., Class A	11,100	118,418
	ARC Resources, Ltd.	224,697	1,149,193
*	Argonaut Gold, Inc.	96,041	168,097
*	Aritzia, Inc.	32,068	444,403
*	Asanko Gold, Inc.	70,680	55,160
	Atco, Ltd., Class I	12,000	399,970
*	Athabasca Oil Corp.	182,955	98,423
*	ATS Automation Tooling Systems, Inc.	7,150	114,580
#*	Aurora Cannabis, Inc.	70,242	438,547
	AutoCanada, Inc.	14,210	97,332
*	B2Gold Corp.	596,946	1,904,184
	Badger Daylighting, Ltd.	13,390	483,533
	Bank of Montreal	64,884	4,857,205
	Bank of Montreal	68,197	5,101,818
	Bank of Nova Scotia (The)	68,381	3,650,648
	Bank of Nova Scotia (The)	71,552	3,819,446
	Barrick Gold Corp.	218,135	3,546,875
	Barrick Gold Corp.	54,067	897,408
*	Bausch Health Cos., Inc.	68,677	1,646,188
*	Bausch Health Cos., Inc.	34,276	823,528
*	Baytex Energy Corp.	217,096	330,628
*	Baytex Energy Corp.	22,889	34,791

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	BCE, Inc.	18,344	$828,936
	Birchcliff Energy, Ltd.	130,221	259,495
	Bird Construction, Inc.	7,616	31,334
*	Black Diamond Group, Ltd.	36,016	50,485
*	BlackBerry, Ltd.	102,153	745,365
*	BlackBerry, Ltd.	34,433	251,361
*	BNK Petroleum, Inc.	52,000	9,062
*	Bombardier, Inc., Class A	23,990	41,262
*	Bombardier, Inc., Class B	283,900	488,296
	Bonavista Energy Corp.	361,811	148,036
	Bonterra Energy Corp.	13,150	50,715
	Boralex, Inc., Class A	35,436	535,916
	Brookfield Asset Management, Inc., Class A	12,656	620,142
	BRP, Inc.	9,248	325,761
	CAE, Inc.	26,952	726,793
	CAE, Inc.	5,994	161,598
*	Calfrac Well Services, Ltd.	55,031	74,220
	Calian Group, Ltd.	4,200	106,989
	Cameco Corp.	102,984	945,724
	Cameco Corp.	25,555	234,850
	Canaccord Genuity Group, Inc.	67,015	280,288
*	Canacol Energy, Ltd.	36,305	138,365
*	Canada Goose Holdings, Inc.	500	23,416
*	Canada Goose Holdings, Inc.	11,062	517,591
	Canadian Imperial Bank of Commerce	38,986	3,067,068
	Canadian Imperial Bank of Commerce	7,445	585,698
	Canadian National Railway Co.	13,000	1,230,459
	Canadian National Railway Co.	46,957	4,442,602
	Canadian Natural Resources, Ltd.	28,391	719,133
	Canadian Natural Resources, Ltd.	241,723	6,110,757
	Canadian Pacific Railway, Ltd.	9,072	2,165,993
	Canadian Pacific Railway, Ltd.	1,755	418,725
	Canadian Tire Corp., Ltd., Class A	12,043	1,314,985
	Canadian Utilities, Ltd., Class A	18,114	493,270
	Canadian Utilities, Ltd., Class B	600	16,321
	Canadian Western Bank	56,966	1,330,703
*	Canfor Corp.	47,104	339,771
	Canfor Pulp Products, Inc.	21,106	147,604
#*	Canopy Growth Corp.	3,200	104,913
*	Canopy Growth Corp.	474	15,471
	CanWel Building Materials Group, Ltd.	25,200	87,831
	Capital Power Corp.	30,345	681,027
*	Capstone Mining Corp.	298,688	124,472
	Cardinal Energy, Ltd.	46,873	88,433
	Cascades, Inc.	48,759	446,656
	CCL Industries, Inc., Class B	28,675	1,433,967
*	Celestica, Inc.	50,960	361,306
*	Celestica, Inc.	5,600	39,842
	Cenovus Energy, Inc.	28,200	262,172
	Cenovus Energy, Inc.	165,194	1,533,000
*	Centerra Gold, Inc.	116,854	933,205
	Cervus Equipment Corp.	3,004	25,242
	CES Energy Solutions Corp.	119,725	172,358
*	CGI, Inc.	27,460	2,113,492
	Chesswood Group, Ltd.	5,700	42,584
*	China Gold International Resources Corp., Ltd.	207,724	236,086
	CI Financial Corp.	79,936	1,239,196
	Cineplex, Inc.	42,263	758,928
	Clearwater Seafoods, Inc.	11,500	46,181

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Cogeco Communications, Inc.	12,627	$997,206
	Cogeco, Inc.	43,394	3,090,647
	Colliers International Group, Inc.	2,800	203,413
	Colliers International Group, Inc.	9,358	679,016
	Computer Modelling Group, Ltd.	35,217	175,044
*	Conifex Timber, Inc.	3,100	1,926
	Constellation Software, Inc.	2,791	2,655,426
*	Copper Mountain Mining Corp.	136,204	81,528
	Corby Spirit and Wine, Ltd.	5,700	75,882
	Corus Entertainment, Inc., Class B	293,525	1,127,574
	Cott Corp.	30,576	391,067
	Cott Corp.	44,999	575,870
	Crescent Point Energy Corp.	53,200	176,554
	Crescent Point Energy Corp.	117,243	388,074
*	Crew Energy, Inc.	193,575	108,536
*	CRH Medical Corp.	46,658	125,501
*	Cronos Group, Inc.	2,757	38,074
*	Delphi Energy Corp.	362,471	38,450
*	Denison Mines Corp.	188,385	91,352
*	Descartes Systems Group, Inc. (The)	3,518	127,813
*	Detour Gold Corp.	93,470	1,427,758
#*	DHX Media, Ltd.	43,523	61,997
*	DIRTT Environmental Solutions	10,600	55,578
	Dollarama, Inc.	39,342	1,457,663
	Dorel Industries, Inc., Class B	18,150	128,307
	DREAM Unlimited Corp., Class A	29,600	187,719
*	Dundee Precious Metals, Inc.	67,427	227,856
	Echelon Financial Holdings, Inc.	2,200	10,377
	ECN Capital Corp.	122,569	439,272
	E-L Financial Corp., Ltd.	184	104,561
*	Eldorado Gold Corp.	87,838	673,524
*	Eldorado Gold Corp.	4,518	34,790
	Element Fleet Management Corp.	194,983	1,483,277
	Emera, Inc.	5,459	226,666
	Empire Co., Ltd., Class A	53,584	1,418,161
	Enbridge, Inc.	55,946	1,868,547
	Enbridge, Inc.	23,256	776,518
	Encana Corp.	253,379	1,157,657
	Encana Corp.	116,859	534,046
*	Endeavour Mining Corp.	29,721	555,334
*	Endeavour Silver Corp.	16,340	37,637
	Enerflex, Ltd.	44,095	554,946
*	Energy Fuels, Inc.	31,800	57,827
#	Enerplus Corp.	82,000	543,643
	Enerplus Corp.	85,064	563,124
	Enghouse Systems, Ltd.	17,344	454,166
	Ensign Energy Services, Inc.	118,520	372,676
*	Epsilon Energy, Ltd.	8,880	33,566
	Equitable Group, Inc.	7,300	509,971
*	Essential Energy Services Trust	38,149	9,394
	Evertz Technologies, Ltd.	8,165	118,163
	Exchange Income Corp.	8,657	244,138
	Exco Technologies, Ltd.	50,840	321,265
*	EXFO, Inc.	2,877	11,183
	Extendicare, Inc.	41,022	278,495
	Fairfax Financial Holdings, Ltd.	6,000	2,779,739
	Fiera Capital Corp.	16,900	143,544
	Finning International, Inc.	75,564	1,306,539
	First Capital Realty, Inc.	32,200	533,088

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	First Majestic Silver Corp.	47,170	$444,966
	First National Financial Corp.	4,700	116,628
	First Quantum Minerals, Ltd.	97,178	895,348
	FirstService Corp.	7,370	772,892
	FirstService Corp.	2,400	251,856
	Fortis, Inc.	19,888	783,887
	Fortis, Inc.	5,383	212,198
*	Fortuna Silver Mines, Inc.	97,753	368,111
	Franco-Nevada Corp.	3,701	321,358
	Frontera Energy Corp.	1,619	16,413
	Gamehost, Inc.	7,898	54,756
*	GDI Integrated Facility Services, Inc.	300	6,521
*	Gear Energy, Ltd.	122,642	45,533
	Genesis Land Development Corp.	12,700	24,393
	Genworth MI Canada, Inc.	25,974	958,625
	George Weston, Ltd.	19,810	1,566,728
	Gibson Energy, Inc.	49,052	849,992
	Gildan Activewear, Inc.	21,696	854,492
*	Glacier Media, Inc.	1,400	790
	GMP Capital, Inc.	32,869	67,740
	goeasy, Ltd.	8,267	355,284
*	Golden Star Resources, Ltd.	19,013	67,708
*	GoldMoney, Inc.	16,200	27,434
*	Gran Tierra Energy, Inc.	444	724
*	Gran Tierra Energy, Inc.	261,781	424,467
*	Great Canadian Gaming Corp.	20,100	667,360
*	Great Panther Mining, Ltd.	38,017	30,821
	Great-West Lifeco, Inc.	28,900	634,582
*	Guyana Goldfields, Inc.	57,932	49,162
*	Heroux-Devtek, Inc.	13,891	199,977
	High Arctic Energy Services, Inc.	10,600	25,621
	High Liner Foods, Inc.	12,787	103,474
*	Home Capital Group, Inc.	53,339	959,843
	Horizon North Logistics, Inc.	68,014	86,576
	Hudbay Minerals, Inc.	58,043	281,509
	Hudbay Minerals, Inc.	299,132	1,452,823
	Hudson's Bay Co.	49,898	371,267
	Husky Energy, Inc.	147,070	1,141,081
	Hydro One, Ltd.	19,300	340,872
*	IA Financial Crop., Inc.	37,301	1,496,788
*	IAMGOLD Corp.	155,174	564,355
*	IAMGOLD Corp.	35,221	127,852
*	IBI Group, Inc.	7,300	28,319
	IGM Financial, Inc.	7,889	217,937
*	Imperial Metals Corp.	11,400	21,594
	Imperial Oil, Ltd.	2,600	71,196
	Imperial Oil, Ltd.	24,351	666,974
*	Indigo Books & Music, Inc.	1,800	11,013
	Information Services Corp.	5,400	66,242
	Innergex Renewable Energy, Inc.	46,129	525,317
	Intact Financial Corp.	5,400	503,340
	Inter Pipeline, Ltd.	57,709	971,145
*	Interfor Corp.	45,968	416,909
	Intertape Polymer Group, Inc.	43,244	595,678
	Jamieson Wellness, Inc.	22,955	358,639
	Just Energy Group, Inc.	28,226	98,164
	K-Bro Linen, Inc.	1,229	36,736
*	Kelt Exploration, Ltd.	63,747	201,897
	Keyera Corp.	62,719	1,595,775

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Kinaxis, Inc.	4,982	$313,385
	Kinder Morgan Canada, Ltd.	16,024	137,075
*	Kinross Gold Corp.	892,490	3,611,075
*	Kinross Gold Corp.	7,412	29,796
	Kirkland Lake Gold, Ltd.	40,234	1,663,867
	KP Tissue, Inc.	5,700	35,242
	Lassonde Industries, Inc., Class A	2,100	294,363
	Laurentian Bank of Canada	26,974	928,087
*	Leagold Mining Corp.	9,100	14,273
	Leon's Furniture, Ltd.	8,944	104,362
	Linamar Corp.	26,763	906,430
	Loblaw Cos., Ltd.	26,402	1,369,891
	Lucara Diamond Corp.	184,114	206,462
	Lundin Mining Corp.	450,411	2,180,729
	Magellan Aerospace Corp.	9,800	121,405
	Magna International, Inc.	80,312	4,050,285
	Magna International, Inc.	29,284	1,476,499
*	Mainstreet Equity Corp.	3,543	163,754
*	Major Drilling Group International, Inc.	60,497	202,146
*	Mandalay Resources Corp.	18,509	18,371
	Manulife Financial Corp.	51,141	926,102
	Manulife Financial Corp.	141,354	2,555,680
	Maple Leaf Foods, Inc.	26,873	630,186
	Martinrea International, Inc.	55,453	454,195
*	Mav Beauty Brands, Inc.	2,500	13,032
	Medical Facilities Corp.	31,821	299,693
*	MEG Energy Corp.	129,677	545,315
	Methanex Corp.	18,500	728,197
	Methanex Corp.	5,399	212,235
	Metro, Inc.	28,767	1,125,147
	Morguard Corp.	700	97,596
	Morneau Shepell, Inc.	19,996	460,281
	Mountain Province Diamonds, Inc.	6,000	5,274
	MTY Food Group, Inc.	6,344	314,773
	Mullen Group, Ltd.	49,819	380,871
	National Bank of Canada	103,172	4,993,656
*	New Gold, Inc.	873,319	1,164,602
	NFI Group, Inc.	37,760	832,562
	Norbord, Inc.	9,562	221,635
	Norbord, Inc.	7,657	177,336
	North American Construction Group, Ltd.	19,300	242,018
	North American Construction Group, Ltd.	1,018	12,725
	North West Co., Inc. (The)	22,094	505,728
	Northland Power, Inc.	43,075	819,855
	Nutrien, Ltd.	37,568	2,059,093
*	NuVista Energy, Ltd.	75,369	155,329
*	Obsidian Energy, Ltd.	21,375	23,322
*	Obsidian Energy, Ltd.	3,722	4,057
	OceanaGold Corp.	380,881	1,033,152
	Onex Corp.	12,665	765,101
	Open Text Corp.	18,400	784,767
	Open Text Corp.	16,829	717,420
	Osisko Gold Royalties, Ltd.	45,173	532,915
#*	Painted Pony Energy, Ltd.	137,252	96,715
	Pan American Silver Corp.	39,788	605,958
	Pan American Silver Corp.	108,615	1,649,855
*	Paramount Resources, Ltd., Class A	31,088	187,026
*	Parex Resources, Inc.	106,941	1,827,996
	Park Lawn Corp.	6,881	143,845

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Parkland Fuel Corp.	41,414	$1,353,376
	Pason Systems, Inc.	28,330	380,796
	Pembina Pipeline Corp.	1,010	36,638
	Pembina Pipeline Corp.	21,847	792,828
#*	Pengrowth Energy Corp.	216,240	71,272
	Peyto Exploration & Development Corp.	97,254	294,754
*	Photon Control, Inc.	8,300	6,855
*	PHX Energy Services Corp.	18,919	36,410
	Pizza Pizza Royalty Corp.	10,074	73,582
	Polaris Infrastructure, Inc.	5,200	54,254
	Pollard Banknote, Ltd.	2,600	47,674
*	Precision Drilling Corp.	107,261	184,484
*	Precision Drilling Corp.	24,082	41,180
*	Premier Gold Mines, Ltd.	95,451	160,556
	Premium Brands Holdings Corp.	14,391	1,047,322
*	Pretium Resources, Inc.	7,794	84,487
*	Pretium Resources, Inc.	44,718	484,857
*	Pulse Seismic, Inc.	22,820	40,200
	Quarterhill, Inc.	76,668	94,688
	Quebecor, Inc., Class B	49,926	1,131,071
*	Questerre Energy Corp., Class A	32,700	5,203
	Recipe Unlimited Corp.	14,874	302,822
	Reitmans Canada, Ltd., Class A	19,404	40,431
	Restaurant Brands International, Inc.	9,100	670,192
	Restaurant Brands International, Inc.	796	58,665
	Richelieu Hardware, Ltd.	29,641	585,274
	Ritchie Bros Auctioneers, Inc.	7,600	274,390
	Ritchie Bros Auctioneers, Inc.	4,495	162,225
	Rocky Mountain Dealerships, Inc.	8,291	45,168
	Rogers Communications, Inc., Class B	4,600	238,783
	Rogers Communications, Inc., Class B	19,209	996,755
	Rogers Sugar, Inc.	56,990	243,540
*	Roxgold, Inc.	28,000	22,913
	Royal Bank of Canada	55,774	4,404,278
	Royal Bank of Canada	91,876	7,249,935
	Russel Metals, Inc.	42,512	674,175
*	Sandstorm Gold, Ltd.	79,325	488,043
	Saputo, Inc.	17,716	535,051
	Secure Energy Services, Inc.	78,065	415,227
*	SEMAFO, Inc.	168,337	674,725
*	Seven Generations Energy, Ltd., Class A	163,953	910,574
	Shaw Communications, Inc., Class B	10,587	207,521
	Shaw Communications, Inc., Class B	62,788	1,229,389
	ShawCor, Ltd.	35,032	458,670
*	Shopify, Inc., Class A	900	286,092
	Sienna Senior Living, Inc.	15,909	238,671
*	Sierra Wireless, Inc.	7,200	84,940
*	Sierra Wireless, Inc.	11,505	135,529
	Sleep Country Canada Holdings, Inc.	19,915	280,512
	SNC-Lavalin Group, Inc.	16,374	259,046
*	Spin Master Corp.	5,400	153,432
	Sprott, Inc.	43,899	129,056
*	SSR Mining, Inc.	49,463	764,162
*	SSR Mining, Inc.	8,887	136,860
	Stantec, Inc.	16,542	394,060
	Stantec, Inc.	8,147	193,980
*	Stars Group, Inc. (The)	5,297	82,437
*	Stars Group, Inc. (The)	48,072	747,520
	Stella-Jones, Inc.	12,388	386,433

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	STEP Energy Services, Ltd.	12,691	$16,828
*	Storm Resources, Ltd.	4,600	6,099
*	Strad, Inc.	100	133
	Stuart Olson, Inc.	15,040	39,657
	Sun Life Financial, Inc.	49,784	2,060,560
	Suncor Energy, Inc.	111,613	3,202,593
	Suncor Energy, Inc.	185,607	5,326,921
*	SunOpta, Inc.	7,675	21,874
*	SunOpta, Inc.	4,800	13,675
	Superior Plus Corp.	94,458	943,292
	Supremex, Inc.	7,129	13,504
	Surge Energy, Inc.	157,442	150,308
*	Tamarack Valley Energy, Ltd.	113,214	185,287
*	Taseko Mines, Ltd.	158,513	73,263
	TC Energy Corp.	5,380	263,415
	TC Energy Corp.	10,742	525,928
	Teck Resources, Ltd., Class A	600	12,388
	Teck Resources, Ltd., Class B	78,125	1,598,254
	Teck Resources, Ltd., Class B	162,372	3,327,002
	TELUS Corp.	24,664	886,544
*	TeraGo, Inc.	1,900	14,828
*	Teranga Gold Corp.	41,335	160,666
*	Tervita Corp.	5,715	28,928
	TFI International, Inc.	57,363	1,814,597
	Thomson Reuters Corp.	11,681	784,516
	Tidewater Midstream and Infrastructure, Ltd.	109,000	105,713
	Timbercreek Financial Corp.	17,361	127,465
	TMX Group, Ltd.	13,592	1,009,462
	TORC Oil & Gas, Ltd.	106,408	331,365
*	Torex Gold Resources, Inc.	37,174	478,829
	Toromont Industries, Ltd.	17,959	900,808
	Toronto-Dominion Bank (The)	89,278	5,218,819
	Toronto-Dominion Bank (The)	9,606	561,375
	Total Energy Services, Inc.	18,599	98,085
	Tourmaline Oil Corp.	100,951	1,330,913
	TransAlta Corp.	133,581	818,814
	TransAlta Corp.	33,238	203,417
	TransAlta Renewables, Inc.	39,506	409,787
	Transcontinental, Inc., Class A	51,756	595,284
	TransGlobe Energy Corp.	44,981	69,867
	TransGlobe Energy Corp.	1,119	1,734
*	Trican Well Service, Ltd.	148,510	109,149
*	Trisura Group, Ltd.	2,121	47,566
*	Turquoise Hill Resources, Ltd.	217,037	123,335
	Uni-Select, Inc.	22,152	201,412
	Valener, Inc.	13,234	259,706
	Vermilion Energy, Inc.	13,653	244,662
	Vermilion Energy, Inc.	40,364	724,130
	VersaBank	4,000	21,367
	Wajax Corp.	15,240	175,517
	Waste Connections, Inc.	11,349	1,029,409
*	Wesdome Gold Mines Ltd.	124,514	633,986
	West Fraser Timber Co., Ltd.	28,536	1,115,451
	Western Forest Products, Inc.	244,498	263,060
	Westshore Terminals Investment Corp.	27,839	439,163
	Wheaton Precious Metals Corp.	54,756	1,430,227
	Whitecap Resources, Inc.	187,079	601,010
	Winpak, Ltd.	9,400	323,779
	WSP Global, Inc.	6,203	349,865

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Yamana Gold, Inc.	398,609	$1,177,887
	Yamana Gold, Inc.	8,700	25,665
*	Yangarra Resources, Ltd.	54,109	79,126
#*	Yellow Pages, Ltd.	9,936	60,077
TOTAL CANADA			260,693,311
CHILE — (0.3%)
	AES Gener SA	535,720	134,300
	Aguas Andinas SA, Class A	422,238	236,334
	Banco de Chile, ADR	4,851	139,424
	Banco de Credito e Inversiones SA	10,154	639,674
	Banco Santander Chile, ADR	8,227	238,489
	Banco Santander Chile	1,227,899	88,916
	Besalco SA	159,422	137,000
	CAP SA	33,285	341,348
	Cencosud SA	213,682	421,892
	Cia Cervecerias Unidas SA	12,277	172,119
	Cia Cervecerias Unidas SA, Sponsored ADR	11,298	315,892
*	Cia Sud Americana de Vapores SA	11,350,219	382,094
	Colbun SA	714,528	134,174
	Cristalerias de Chile SA	2,000	15,373
	Embotelladora Andina SA, ADR, Class B	4,903	103,453
*	Empresa Nacional de Telecomunicaciones SA	76,642	702,174
	Empresas CMPC SA	154,949	363,374
	Empresas COPEC SA	15,233	139,777
	Empresas Hites SA	40,531	27,922
*	Empresas La Polar SA	718,081	28,039
	Enel Americas SA, ADR	79,243	653,755
	Enel Americas SA	3,644,157	601,273
	Enel Chile SA, ADR	60,103	276,474
	Enel Chile SA	844,942	76,583
	Engie Energia Chile SA	137,375	241,962
	Forus SA	24,881	54,780
	Grupo Security SA	355,879	133,022
	Hortifrut SA	2,991	7,660
	Inversiones Aguas Metropolitanas SA	232,596	339,636
	Inversiones La Construccion SA	17,905	281,031
	Itau CorpBanca	28,721,008	222,746
	Itau CorpBanca	9,675	114,939
	Latam Airlines Group SA, Sponsored ADR	69,715	670,658
	Latam Airlines Group SA	4,845	46,178
*	Masisa SA	1,118,583	67,288
	Molibdenos y Metales SA	1,797	21,572
	Multiexport Foods SA	175,108	90,163
	Parque Arauco SA	177,763	484,294
	PAZ Corp. SA	30,769	41,127
	Ripley Corp. SA	379,101	279,743
	SACI Falabella	25,508	157,610
	Salfacorp SA	188,280	206,462
	Sigdo Koppers SA	85,947	150,160
	Sociedad Matriz SAAM SA	1,380,854	125,530
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	5,679	167,474
	Socovesa SA	126,028	61,804
	SONDA SA	246,425	325,526
	Vina Concha y Toro SA	103,004	207,028
TOTAL CHILE			10,868,246

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (8.0%)
*	21Vianet Group, Inc., ADR	18,641	$137,198
	3SBio, Inc.	538,500	909,404
*	500.com, Ltd., ADR, Class A	4,144	46,288
*	51job, Inc., ADR	5,450	422,648
*	58.com, Inc., ADR	4,919	277,333
	AAC Technologies Holdings, Inc.	307,500	1,652,364
	Agile Group Holdings, Ltd.	1,244,749	1,599,831
	Agricultural Bank of China, Ltd., Class H	3,711,000	1,502,121
	Air China, Ltd., Class H	540,000	524,411
	AKM Industrial Co., Ltd.	50,000	6,913
*	Alibaba Group Holding, Ltd., Sponsored ADR	45,038	7,796,528
*	Alibaba Health Information Technology, Ltd.	130,000	116,789
*	Alibaba Pictures Group, Ltd.	3,130,000	632,489
*	Aluminum Corp. of China, Ltd., Class H	1,460,000	476,766
	AMVIG Holdings, Ltd.	130,000	30,619
#	Angang Steel Co., Ltd., Class H	1,115,400	423,079
	Anhui Conch Cement Co., Ltd., Class H	359,500	2,075,838
	Anhui Expressway Co., Ltd., Class H	140,000	85,058
	ANTA Sports Products, Ltd.	254,000	1,896,093
#	Anton Oilfield Services Group	1,118,000	128,354
*	Aowei Holdings, Ltd.	59,000	13,637
	APT Satellite Holdings, Ltd.	186,250	72,583
	Asia Cement China Holdings Corp.	254,000	349,300
#*	Asia Television Holdings, Ltd.	572,000	3,636
	Ausnutria Dairy Corp., Ltd.	239,000	431,307
	AVIC International Holding HK, Ltd.	1,307,948	30,860
	AVIC International Holdings, Ltd., Class H	136,000	84,006
	AviChina Industry & Technology Co., Ltd., Class H	1,032,000	553,931
	BAIC Motor Corp., Ltd., Class H	1,408,500	889,863
*	Baidu, Inc., Sponsored ADR	16,904	1,888,177
	Bank of China, Ltd., Class H	10,095,800	4,099,780
#	Bank of Chongqing Co., Ltd., Class H	341,500	199,398
	Bank of Communications Co., Ltd., Class H	1,112,695	809,539
#	Bank of Zhengzhou Co., Ltd., Class H	76,000	26,973
*	Baoye Group Co., Ltd., Class H	87,040	54,597
*	Baozun, Inc., Sponsored ADR	4,280	212,331
	BBMG Corp., Class H	981,000	285,425
	Beijing Capital International Airport Co., Ltd., Class H	1,044,000	822,576
#	Beijing Capital Land, Ltd., Class H	490,000	179,865
#*	Beijing Enterprises Clean Energy Group, Ltd.	10,500,000	141,466
	Beijing Enterprises Holdings, Ltd.	167,500	817,770
#*	Beijing Enterprises Medical & Health Group, Ltd.	1,896,000	59,041
	Beijing Enterprises Water Group, Ltd.	1,875,000	986,899
#*	Beijing Gas Blue Sky Holdings, Ltd.	1,400,000	38,200
	Beijing Jingneng Clean Energy Co., Ltd., Class H	350,000	60,591
	Beijing North Star Co., Ltd.	398,000	149,200
*	Beijing Properties Holdings, Ltd.	616,000	16,818
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	123,000	36,006
#	Best Pacific International Holdings, Ltd.	186,000	62,354
*	Bitauto Holdings, Ltd., ADR	14,796	168,822
	Brilliance China Automotive Holdings, Ltd.	1,148,000	1,251,103
#	BYD Co., Ltd., Class H	189,500	1,184,115
	BYD Electronic International Co., Ltd.	531,000	829,270
*	C.banner International Holdings, Ltd.	270,000	11,714
	Cabbeen Fashion, Ltd.	155,000	35,225
	Canvest Environmental Protection Group Co., Ltd.	218,000	113,767
*	Capital Environment Holdings, Ltd.	2,440,000	64,369
*	CAR, Inc.	557,000	397,405

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Carrianna Group Holdings Co., Ltd.	238,000	$25,450
	Central China Real Estate, Ltd.	370,696	173,439
	Central China Securities Co., Ltd., Class H	308,000	65,062
*	Century Sunshine Group Holdings, Ltd.	1,055,000	28,142
*	CGN Meiya Power Holdings Co., Ltd.	752,000	96,412
	CGN Power Co., Ltd., Class H	718,000	207,244
	Chaowei Power Holdings, Ltd.	348,000	130,527
*	Cheetah Mobile, Inc., ADR	11,548	37,646
*	Chigo Holding, Ltd.	1,272,000	9,247
#*	Chiho Environmental Group, Ltd.	144,000	16,844
#	China Aerospace International Holdings, Ltd.	848,000	50,619
	China Agri-Industries Holdings, Ltd.	1,196,700	364,273
	China All Access Holdings, Ltd.	270,000	9,444
*	China Animal Healthcare, Ltd.	47,000	2,251
	China Animation Characters Co., Ltd.	129,000	35,289
	China Aoyuan Group, Ltd.	541,000	723,642
*	China Chengtong Development Group, Ltd.	498,000	14,433
	China Cinda Asset Management Co., Ltd., Class H	2,786,000	607,764
	China CITIC Bank Corp., Ltd., Class H	1,658,000	918,602
	China Coal Energy Co., Ltd., Class H	715,000	277,032
	China Common Rich Renewable Energy Investments, Ltd.	710,000	170,059
	China Communications Construction Co., Ltd., Class H	1,205,000	1,015,636
	China Communications Services Corp., Ltd., Class H	680,000	473,422
	China Conch Venture Holdings, Ltd.	425,000	1,462,456
	China Construction Bank Corp., Class H	15,486,200	11,889,223
	China Datang Corp. Renewable Power Co., Ltd., Class H	954,000	92,137
*	China Daye Non-Ferrous Metals Mining, Ltd.	3,026,163	19,365
#*	China Dili Group	715,600	210,455
*	China Distance Education Holdings, Ltd., ADR	5,206	26,394
#*	China Dynamics Holdings, Ltd.	1,050,000	13,127
*	China Eastern Airlines Corp., Ltd., ADR	2,373	65,186
*	China Eastern Airlines Corp., Ltd., Class H	674,000	370,317
	China Electronics Huada Technology Co., Ltd.	256,000	23,117
	China Electronics Optics Valley Union Holding Co., Ltd.	664,000	48,938
	China Energy Engineering Corp., Ltd., Class H	780,000	81,488
	China Everbright Bank Co., Ltd., Class H	483,000	217,213
	China Everbright Greentech Ltd.	183,000	115,381
	China Everbright International, Ltd.	532,074	468,550
#	China Everbright Water, Ltd.	129,348	32,307
#	China Evergrande Group	1,570,000	4,144,888
	China Fiber Optic Network System Group, Ltd.	521,599	6,996
	China Financial Services Holdings, Ltd.	354,000	20,994
	China Flavors & Fragrances Co., Ltd.	146,000	30,761
	China Foods, Ltd.	538,000	229,959
	China Galaxy Securities Co., Ltd., Class H	915,500	488,637
	China Gas Holdings, Ltd.	444,200	1,840,536
*	China Glass Holdings, Ltd.	262,000	15,602
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	456,000	243,880
*	China Greenland Broad Greenstate Group Co., Ltd.	356,000	22,332
	China Hanking Holdings, Ltd.	268,000	39,659
#	China Harmony New Energy Auto Holding, Ltd.	499,500	151,964
*	China High Precision Automation Group, Ltd.	127,000	3,711
#	China High Speed Transmission Equipment Group Co., Ltd.	195,000	125,106
	China Hongqiao Group, Ltd.	529,500	387,611
*	China Huiyuan Juice Group, Ltd.	368,500	17,832
*	China Index Holdings, Ltd., ADR	2,931	8,442
	China International Capital Corp., Ltd., Class H	199,600	377,610
	China International Marine Containers Group Co., Ltd., Class H	277,320	262,661
	China Jinmao Holdings Group, Ltd.	1,882,000	1,212,583

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Lesso Group Holdings, Ltd.	744,000	$687,413
	China Life Insurance Co., Ltd., ADR	3,332	42,450
	China Life Insurance Co., Ltd., Class H	101,000	257,264
	China Lilang, Ltd.	323,000	285,753
*	China Logistics Property Holdings Co., Ltd.	310,000	122,420
	China Longyuan Power Group Corp., Ltd., Class H	742,000	453,726
*	China LotSynergy Holdings Ltd.	198,000	6,791
	China Maple Leaf Educational Systems, Ltd.	430,000	154,203
	China Medical System Holdings, Ltd.	832,000	793,644
#	China Meidong Auto Holdings, Ltd.	290,000	213,363
	China Mengniu Dairy Co., Ltd.	88,000	355,084
	China Merchants Bank Co., Ltd., Class H	501,201	2,482,899
	China Merchants Land, Ltd.	794,000	112,988
	China Merchants Securities Co., Ltd., Class H	13,200	15,237
#*	China Metal Resources Utilization, Ltd.	164,000	76,264
	China Minsheng Banking Corp., Ltd., Class H	1,159,620	798,757
	China Mobile, Ltd.	770,500	6,552,620
	China Mobile, Ltd., Sponsored ADR	73,952	3,150,355
*	China Modern Dairy Holdings, Ltd.	1,092,000	172,482
#	China Molybdenum Co., Ltd., Class H	663,000	188,563
	China National Building Material Co., Ltd., Class H	2,747,400	2,408,713
*	China NT Pharma Group Co., Ltd.	276,000	27,682
*	China Nuclear Energy Technology Corp., Ltd.	134,000	6,143
#*	China Oceanwide Holdings, Ltd.	964,000	47,324
	China Oil & Gas Group, Ltd.	2,404,000	109,839
	China Oilfield Services, Ltd., Class H	644,000	726,484
	China Oriental Group Co., Ltd.	956,000	424,385
	China Overseas Grand Oceans Group, Ltd.	841,375	440,355
	China Overseas Land & Investment, Ltd.	1,624,827	5,539,126
	China Overseas Property Holdings, Ltd.	1,049,275	530,601
	China Pacific Insurance Group Co., Ltd., Class H	151,000	644,087
	China Petroleum & Chemical Corp., ADR	12,059	773,794
	China Petroleum & Chemical Corp., Class H	4,419,400	2,837,300
*	China Pioneer Pharma Holdings, Ltd.	250,000	19,641
	China Power Clean Energy Development Co., Ltd.	133,000	92,086
	China Power International Development, Ltd.	1,383,333	346,710
*	China Properties Group, Ltd.	173,000	22,294
	China Railway Construction Corp., Ltd., Class H	831,500	960,730
	China Railway Group, Ltd., Class H	808,000	565,732
	China Railway Signal & Communication Corp., Ltd., Class H	738,000	492,698
	China Reinsurance Group Corp., Class H	1,489,000	261,697
	China Resources Beer Holdings Co., Ltd.	120,962	566,762
	China Resources Cement Holdings, Ltd.	1,328,610	1,214,214
	China Resources Gas Group, Ltd.	466,000	2,358,701
	China Resources Land, Ltd.	734,444	3,138,578
	China Resources Medical Holdings Co., Ltd.	475,000	343,447
	China Resources Pharmaceutical Group, Ltd.	550,000	598,166
	China Resources Power Holdings Co., Ltd.	316,678	454,755
*	China Ruifeng Renewable Energy Holdings, Ltd.	300,000	16,820
*	China Rundong Auto Group, Ltd.	62,000	3,887
	China Sanjiang Fine Chemicals Co., Ltd.	473,000	102,033
	China SCE Group Holdings, Ltd.	1,251,600	680,999
*	China Shanshui Cement Group, Ltd.	77,000	30,509
#*	China Shengmu Organic Milk, Ltd.	1,157,000	47,289
	China Shenhua Energy Co., Ltd., Class H	714,616	1,411,763
#*	China Silver Group, Ltd.	546,000	51,146
	China Singyes Solar Technologies Holdings, Ltd.	153,600	19,425
	China South City Holdings, Ltd.	2,548,000	349,702
	China Southern Airlines Co., Ltd., Sponsored ADR	3,231	104,620

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Southern Airlines Co., Ltd., Class H	844,000	$541,007
	China State Construction International Holdings, Ltd.	781,300	802,576
	China Sunshine Paper Holdings Co., Ltd.	201,000	30,206
	China Suntien Green Energy Corp., Ltd., Class H	587,000	148,748
	China Taiping Insurance Holdings Co., Ltd.	669,106	1,851,616
	China Telecom Corp., Ltd., ADR	3,368	150,684
	China Telecom Corp., Ltd., Class H	618,000	275,647
#	China Tian Lun Gas Holdings, Ltd.	106,000	118,523
#*	China Tianrui Group Cement Co., Ltd.	53,000	45,436
	China Traditional Chinese Medicine Holdings Co., Ltd.	784,000	357,976
	China Travel International Investment Hong Kong, Ltd.	1,228,000	225,731
	China Unicom Hong Kong, Ltd.	1,930,000	1,880,311
	China Unicom Hong Kong, Ltd., ADR	88,795	870,191
	China Vanke Co., Ltd., Class H	387,200	1,454,354
	China Vast Industrial Urban Development Co., Ltd.	218,000	86,890
	China Water Affairs Group, Ltd.	310,000	275,812
*	China Water Industry Group, Ltd.	156,000	10,892
	China Wood Optimization Holding, Ltd.	88,000	22,930
	China XLX Fertiliser, Ltd.	228,000	67,439
#	China Yuhua Education Corp., Ltd.	370,000	183,265
*	China Yurun Food Group, Ltd.	478,000	67,891
#	China ZhengTong Auto Services Holdings, Ltd.	666,000	248,850
	China Zhongwang Holdings, Ltd.	878,400	447,340
#	Chinasoft International, Ltd.	816,000	405,695
	Chongqing Machinery & Electric Co., Ltd., Class H	633,925	50,898
	Chongqing Rural Commercial Bank Co., Ltd., Class H	1,506,000	787,207
	Chu Kong Shipping Enterprise Group Co., Ltd.	180,000	36,743
	CIFI Holdings Group Co., Ltd.	2,509,085	1,599,490
	CIMC Enric Holdings, Ltd.	100,000	72,010
	CITIC Dameng Holdings, Ltd.	361,000	17,439
	CITIC Resources Holdings, Ltd.	1,250,000	88,693
	CITIC Securities Co., Ltd., Class H	185,500	354,174
	CITIC, Ltd.	833,000	1,102,949
*	Citychamp Watch & Jewellery Group, Ltd.	1,004,000	208,714
	Clear Media, Ltd.	80,000	48,073
	CNOOC, Ltd.	1,241,000	2,046,116
	CNOOC, Ltd., Sponsored ADR	20,875	3,451,264
*	Coastal Greenland, Ltd.	561,000	11,069
*	COFCO Meat Holdings, Ltd.	416,000	157,041
*	Cogobuy Group	246,000	64,196
	Colour Life Services Group Co., Ltd.	221,000	151,307
#*	Comba Telecom Systems Holdings, Ltd.	607,429	151,831
	Concord New Energy Group, Ltd.	2,600,000	127,290
	Consun Pharmaceutical Group, Ltd.	296,000	178,996
*	Coolpad Group, Ltd.	1,451,600	63,047
	COSCO SHIPPING Development Co., Ltd., Class H	1,310,000	161,274
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	663,752	378,019
*	COSCO SHIPPING Holdings Co., Ltd., Class H	562,000	209,009
*	Coslight Technology International Group Co., Ltd.	130,000	27,528
#	Cosmo Lady China Holdings Co., Ltd.	295,000	56,376
	Country Garden Holdings Co., Ltd.	2,179,786	2,936,836
	Country Garden Services Holdings Co., Ltd.	315,550	759,811
	CP Pokphand Co., Ltd.	4,042,000	339,848
#	CPMC Holdings, Ltd.	247,000	94,144
	CRCC High-Tech Equipment Corp., Ltd.	284,000	55,505
	CRRC Corp., Ltd., Class H	717,000	564,388
	CSPC Pharmaceutical Group, Ltd.	1,924,000	3,338,863
*	CSSC Offshore and Marine Engineering Group Co., Ltd., Class H	66,000	60,955
#	CT Environmental Group, Ltd.	1,368,000	59,416

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Ctrip.com International, Ltd., ADR	58,874	$2,294,909
*	Da Ming International Holdings, Ltd.	42,000	10,600
	Dah Chong Hong Holdings, Ltd.	464,024	147,427
	Dali Foods Group Co., Ltd.	855,500	533,170
	Dalian Port PDA Co., Ltd., Class H	664,200	85,575
*	Daphne International Holdings, Ltd.	350,000	7,227
	Datang International Power Generation Co., Ltd., Class H	506,000	113,695
	Dawnrays Pharmaceutical Holdings, Ltd.	450,000	85,529
*	DBA Telecommunication Asia Holdings, Ltd.	72,000	3,501
#*	Differ Group Holding Co., Ltd.	772,000	45,219
	Dongfeng Motor Group Co., Ltd., Class H	890,000	793,802
#	Dongjiang Environmental Co., Ltd., Class H	96,800	87,160
	Dongyue Group, Ltd.	960,000	516,853
#	Dynagreen Environmental Protection Group Co., Ltd., Class H	104,000	48,530
*	Dynasty Fine Wines Group, Ltd.	114,000	8,446
	E-Commodities Holdings, Ltd.	828,000	42,614
	EEKA Fashion Holdings, Ltd.	76,000	93,385
	ENN Energy Holdings, Ltd.	129,300	1,330,031
#	Essex Bio-technology, Ltd.	140,000	110,201
	EVA Precision Industrial Holdings, Ltd.	396,000	33,828
#	Everbright Securities Co., Ltd., Class H	69,000	52,992
*	Fang Holdings, Ltd., ADR	2,931	6,068
#	Fantasia Holdings Group Co., Ltd.	810,000	132,551
	Far East Horizon, Ltd.	1,241,000	1,154,260
	Flat Glass Group Co., Ltd., Class H	44,000	21,436
	Fosun International, Ltd.	412,892	539,757
	Fu Shou Yuan International Group, Ltd.	284,000	242,681
	Fufeng Group, Ltd.	903,600	443,371
#*	Fuguiniao Co., Ltd., Class H	53,000	4,925
#*	Fullshare Holdings, Ltd.	3,450,000	122,888
#	Future Land Development Holdings, Ltd.	1,404,000	1,179,560
#	Fuyao Glass Industry Group Co., Ltd., Class H	268,000	811,538
*	GCL New Energy Holdings, Ltd.	4,602,000	175,277
#*	GCL-Poly Energy Holdings, Ltd.	8,179,000	465,856
	Geely Automobile Holdings, Ltd.	2,045,000	3,118,888
	Gemdale Properties & Investment Corp., Ltd.	2,698,000	321,567
#	Genertec Universal Medical Group Co., Ltd.	555,000	420,129
*	GF Securities Co., Ltd.	231,600	259,750
*	Glorious Property Holdings, Ltd.	1,768,000	77,448
#	Glory Sun Financial Group, Ltd.	1,476,000	56,501
	Golden Eagle Retail Group, Ltd.	273,000	315,238
*	Golden Meditech Holdings, Ltd.	172,000	19,923
	Golden Throat Holdings Group Co., Ltd.	46,000	12,032
	Goldlion Holdings, Ltd.	162,000	61,548
#*	GOME Retail Holdings, Ltd.	6,059,060	645,312
#*	Grand Baoxin Auto Group, Ltd.	439,881	94,852
	Great Wall Motor Co., Ltd., Class H	1,721,000	1,165,828
*	Greater China Financial Holdings, Ltd.	528,000	13,496
	Greatview Aseptic Packaging Co., Ltd.	543,000	296,884
	Greenland Hong Kong Holdings, Ltd.	589,000	214,847
#	Greentown China Holdings, Ltd.	499,500	375,059
	Greentown Service Group Co., Ltd.	562,000	473,432
	Guangdong Investment, Ltd.	194,000	407,739
	Guangdong Yueyun Transportation Co., Ltd., Class H	91,000	32,415
	Guangshen Railway Co., Ltd., Sponsored ADR	6,099	102,463
	Guangshen Railway Co., Ltd., Class H	442,000	143,735
	Guangzhou Automobile Group Co., Ltd., Class H	424,000	431,100
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.	16,000	65,742
	Guangzhou R&F Properties Co., Ltd., Class H	766,000	1,385,917

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guolian Securities Co., Ltd., Class H	124,000	$37,686
#	Guorui Properties, Ltd.	554,000	98,701
*	Haichang Ocean Park Holdings, Ltd.	344,000	53,327
	Haier Electronics Group Co., Ltd.	376,000	883,707
*	Hailiang Education Group, Inc., ADR	1,838	116,345
	Haitian International Holdings, Ltd.	412,000	832,318
	Haitong Securities Co., Ltd., Class H	530,400	524,925
*	Harbin Bank Co., Ltd., Class H	231,000	47,104
#*	Harbin Electric Co., Ltd., Class H	354,236	116,470
*	Harmonicare Medical Holdings, Ltd.	74,000	19,284
*	HC Group, Inc.	211,500	54,145
#	Health and Happiness H&H International Holdings, Ltd.	124,500	725,379
	Hengan International Group Co., Ltd.	305,000	2,306,907
	Hengdeli Holdings, Ltd.	1,021,400	54,740
#*	HengTen Networks Group, Ltd.	6,592,000	124,729
	Hilong Holding, Ltd.	544,000	51,043
	Hisense Home Appliances Group Co., Ltd., Class H	146,000	160,150
	HKC Holdings, Ltd.	91,739	59,184
*	Honghua Group, Ltd.	1,656,000	130,163
	Honworld Group, Ltd.	59,000	28,413
	Hopson Development Holdings, Ltd.	360,000	372,637
*	HOSA International, Ltd.	178,000	1,237
*	Hua Han Health Industry Holdings, Ltd.	1,573,842	15,983
#	Hua Hong Semiconductor, Ltd.	175,000	360,644
	Huadian Fuxin Energy Corp., Ltd., Class H	686,000	127,293
	Huadian Power International Corp., Ltd., Class H	388,000	162,399
	Huaneng Power International, Inc., Sponsored ADR	3,000	70,050
	Huaneng Power International, Inc., Class H	468,000	271,165
	Huaneng Renewables Corp., Ltd., Class H	3,032,000	824,083
	Huatai Securities Co., Ltd.	170,000	275,413
	Huaxi Holdings Co., Ltd.	60,000	16,811
	Huazhong In-Vehicle Holdings Co., Ltd.	344,000	60,156
	Huazhu Group, Ltd., ADR	30,524	999,966
	Huishang Bank Corp., Ltd., Class H	186,200	72,334
#*	Hydoo International Holding, Ltd.	146,000	8,113
#	IMAX China Holding, Inc.	113,000	259,469
	Industrial & Commercial Bank of China, Ltd., Class H	8,824,460	5,926,032
	Inner Mongolia Yitai Coal Co., Ltd., Class H	21,900	16,175
*	JD.com, Inc., ADR	20,371	609,297
*	Jiangnan Group, Ltd.	762,000	32,014
	Jiangsu Expressway Co., Ltd., Class H	198,000	266,776
	Jiangxi Copper Co., Ltd., Class H	372,000	460,388
#	Jiayuan International Group, Ltd.	498,787	215,798
#	Jinchuan Group International Resources Co., Ltd.	737,000	59,840
#	Jingrui Holdings, Ltd.	257,000	84,132
*	JinkoSolar Holding Co., Ltd., ADR	11,280	220,975
	Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd.	83,500	46,469
	JNBY Design, Ltd.	173,000	316,561
	Joy City Property, Ltd.	2,024,000	244,024
	Ju Teng International Holdings, Ltd.	460,000	108,843
#	Jutal Offshore Oil Services, Ltd.	124,000	13,180
	K Wah International Holdings, Ltd.	583,931	303,822
*	Kai Yuan Holdings, Ltd.	1,980,000	10,922
	Kaisa Group Holdings, Ltd.	1,407,000	583,550
*	Kangda International Environmental Co., Ltd.	285,000	35,864
#	Kasen International Holdings, Ltd.	194,000	162,483
	Kinetic Mines and Energy, Ltd.	812,000	45,594
	Kingboard Holdings, Ltd.	443,000	1,089,460
	Kingboard Laminates Holdings, Ltd.	735,000	606,104

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Kingdee International Software Group Co., Ltd.	237,600	$226,331
*	Kingsoft Corp., Ltd.	270,000	581,736
#*	KuangChi Science, Ltd.	664,000	37,886
	Kunlun Energy Co., Ltd.	2,228,000	1,943,100
#	KWG Group Holdings, Ltd.	718,400	667,934
*	Labixiaoxin Snacks Group, Ltd.	200,000	10,307
	Lai Fung Holdings, Ltd.	27,560	27,559
	Launch Tech Co., Ltd., Class H	16,800	11,226
	Lee & Man Chemical Co., Ltd.	66,300	34,299
	Lee & Man Paper Manufacturing, Ltd.	846,600	516,765
	Lee's Pharmaceutical Holdings, Ltd.	122,000	77,093
*	Legend Holdings Corp.	4,884	0
	Legend Holdings Corp., Class H	63,500	149,543
	Lenovo Group, Ltd.	3,976,000	3,199,303
	Leoch International Technology, Ltd.	195,000	15,758
*	Lexinfintech Holdings, Ltd., ADR	10,746	113,908
	Li Ning Co., Ltd.	293,500	723,596
*	Lianhua Supermarket Holdings Co., Ltd., Class H	67,400	15,832
#*	Lifestyle China Group, Ltd.	327,000	104,178
#*	Lifetech Scientific Corp.	708,000	132,807
#	Livzon Pharmaceutical Group, Inc., Class H	61,856	150,050
	Logan Property Holdings Co., Ltd.	740,000	1,118,925
	Longfor Group Holdings, Ltd.	575,500	2,128,309
	Lonking Holdings, Ltd.	1,256,000	325,810
#	Luye Pharma Group, Ltd.	677,500	523,151
	LVGEM China Real Estate Investment Co., Ltd.	162,000	57,536
#	Maanshan Iron & Steel Co., Ltd., Class H	960,000	363,896
	Maoye International Holdings, Ltd.	445,000	31,151
	Metallurgical Corp. of China, Ltd., Class H	878,000	214,323
*	Mingfa Group International Co., Ltd.	589,000	4,236
	Minmetals Land, Ltd.	764,000	118,281
#	Minth Group, Ltd.	344,000	969,422
*	MMG, Ltd.	1,680,000	521,434
	MOBI Development Co., Ltd.	124,000	17,922
#	Modern Land China Co., Ltd.	444,400	64,070
	Momo, Inc., Sponsored ADR	63,205	2,147,074
*	Munsun Capital Group, Ltd.	1,295,700	11,620
#	Nan Hai Corp., Ltd.	8,450,000	150,794
#	Nanfang Communication Holdings, Ltd.	64,000	37,616
*	Nature Home Holding Co., Ltd.	228,000	33,757
	NetDragon Websoft Holdings, Ltd.	18,500	46,250
	NetEase, Inc., ADR	10,443	2,410,453
	New China Life Insurance Co., Ltd., Class H	88,000	436,500
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	3,673	383,131
*	New Provenance Everlasting Holdings, Ltd.	750,000	2,374
*	New World Department Store China, Ltd.	223,000	39,266
	Nexteer Automotive Group, Ltd.	698,000	725,428
	Nine Dragons Paper Holdings, Ltd.	1,293,000	1,046,582
*	Noah Holdings, Ltd., ADR	6,747	218,198
*	North Mining Shares Co., Ltd.	6,050,000	13,798
	NVC Lighting Holdings, Ltd.	545,000	49,541
	O-Net Technologies Group, Ltd.	86,000	46,936
	Orient Securities Co., Ltd., Class H	222,000	135,311
	Overseas Chinese Town Asia Holdings, Ltd.	146,000	53,289
#	Ozner Water International Holding, Ltd.	175,000	27,169
	Pacific Online, Ltd.	210,000	48,414
#*	Panda Green Energy Group, Ltd.	1,408,000	53,664
	Parkson Retail Group, Ltd.	605,000	48,429
	PAX Global Technology, Ltd.	417,000	167,204

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Peking University Resources Holdings Co., Ltd.	350,000	$9,536
	People's Insurance Co. Group of China, Ltd. (The), Class H	289,000	121,236
	PetroChina Co., Ltd., ADR	9,000	477,630
	PetroChina Co., Ltd., Class H	3,212,000	1,703,656
	PICC Property & Casualty Co., Ltd., Class H	1,391,753	1,652,519
	Ping An Insurance Group Co. of China, Ltd., Class H	833,000	9,817,579
	Poly Culture Group Corp., Ltd., Class H	40,500	38,668
	Poly Property Group Co., Ltd.	1,141,000	420,920
	Postal Savings Bank of China Co., Ltd., Class H	622,000	361,723
	Pou Sheng International Holdings, Ltd.	1,044,000	290,471
	Powerlong Real Estate Holdings, Ltd.	728,000	441,652
*	PW Medtech Group, Ltd.	280,000	36,288
#*	Q Technology Group Co., Ltd.	239,000	231,597
#	Qingdao Port International Co., Ltd., Class H	363,000	258,719
	Qinhuangdao Port Co., Ltd., Class H	206,000	39,280
*	Qinqin Foodstuffs Group Cayman Co., Ltd.	8,400	2,588
	Qunxing Paper Holdings Co., Ltd.	147,174	7,107
*	Real Gold Mining, Ltd.	19,000	638
	Red Star Macalline Group Corp., Ltd., Class H	152,672	133,100
#	Redco Properties Group Ltd.	606,000	241,073
	Regal International Airport Group Co., Ltd., Class H	50,000	34,437
*	REXLot Holdings, Ltd.	5,031,399	13,497
	Road King Infrastructure, Ltd.	96,000	197,373
	Ronshine China Holdings, Ltd.	198,000	257,759
	Sany Heavy Equipment International Holdings Co., Ltd.	421,000	165,527
	Seaspan Corp.	42,872	435,151
*	Semiconductor Manufacturing International Corp.	1,143,100	1,346,432
*	Semiconductor Manufacturing International Corp., ADR	10,590	61,740
	Shandong Chenming Paper Holdings, Ltd., Class H	243,250	106,230
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	644,000	613,965
	Shandong Xinhua Pharmaceutical Co., Ltd.	109,200	52,364
	Shanghai Electric Group Co., Ltd., Class H	700,000	243,129
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	158,500	469,214
#*	Shanghai Fudan Microelectronics Group Co., Ltd., Class H	74,000	72,039
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.	111,000	84,490
#	Shanghai Haohai Biological Technology Co., Ltd., Class H	12,800	75,128
	Shanghai Industrial Holdings, Ltd.	271,000	555,247
	Shanghai Industrial Urban Development Group, Ltd.	894,000	143,993
	Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	684,000	121,320
#	Shanghai La Chapelle Fashion Co., Ltd., Class H	33,800	14,033
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	236,100	454,007
	Shanghai Prime Machinery Co., Ltd.	420,000	46,033
*	Shanghai Zendai Property, Ltd.	2,745,000	35,694
	Shengjing Bank Co., Ltd.	144,500	103,321
	Shenguan Holdings Group, Ltd.	446,000	17,919
	Shenzhen Expressway Co., Ltd., Class H	210,000	249,268
	Shenzhen International Holdings, Ltd.	614,016	1,134,164
	Shenzhen Investment, Ltd.	1,885,568	676,091
	Shenzhou International Group Holdings, Ltd.	102,000	1,404,268
	Shimao Property Holdings, Ltd.	809,500	2,235,677
	Shougang Fushan Resources Group, Ltd.	1,270,000	263,001
	Shui On Land, Ltd.	2,069,656	441,781
#*	Shunfeng International Clean Energy, Ltd.	974,000	37,902
	Sichuan Expressway Co., Ltd., Class H	266,000	80,145
	Sihuan Pharmaceutical Holdings Group, Ltd.	2,104,000	431,028
	SIM Technology Group, Ltd.	400,000	15,000
*	SINA Corp.	19,422	759,789
	Sino Biopharmaceutical, Ltd.	2,344,497	2,859,736
#	Sinofert Holdings, Ltd.	1,194,000	133,563

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sino-Ocean Group Holding, Ltd.	1,721,832	$692,779
	Sinopec Engineering Group Co., Ltd., Class H	706,000	553,086
	Sinopec Kantons Holdings, Ltd.	514,000	206,792
*	Sinopec Oilfield Service Corp.	538,000	62,851
	Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR	602	21,070
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,142,000	398,424
	Sinopharm Group Co., Ltd., Class H	356,800	1,318,945
	Sinosoft Technology Group, Ltd.	416,000	111,423
	Sinotrans, Ltd., Class H	830,000	286,071
#	Sinotruk Hong Kong, Ltd.	434,500	637,135
	Skyfame Realty Holdings, Ltd.	1,856,000	278,701
	Skyworth Group, Ltd.	996,196	270,490
#*	SMI Holdings Group, Ltd.	466,400	22,342
	SOHO China, Ltd.	1,213,500	387,982
*	Sohu.com, Ltd., ADR	5,447	66,399
#*	Southern Energy Holdings Group, Ltd.	82,000	101,922
*	Sparkle Roll Group, Ltd.	944,000	32,273
	Springland International Holdings, Ltd.	378,000	74,704
*	SPT Energy Group, Inc.	416,000	40,569
*	SRE Group, Ltd.	2,440,285	27,671
	SSY Group, Ltd.	1,141,042	1,011,740
*	Strong Petrochemical Holdings, Ltd.	132,000	5,726
	Suchuang Gas Corp., Ltd.	98,000	23,652
	Sun Art Retail Group, Ltd.	1,174,000	1,188,842
	Sun King Power Electronics Group	144,000	19,201
	Sunac China Holdings, Ltd.	500,000	2,255,336
	Sunny Optical Technology Group Co., Ltd.	170,700	1,973,868
#*	Sunshine 100 China Holdings, Ltd.	217,000	40,593
*	Superb Summit International Group, Ltd.	55,000	1,924
#	Symphony Holdings, Ltd.	450,000	52,807
*	TAL Education Group, ADR	34,138	1,099,244
	Tang Palace China Holdings, Ltd.	88,000	13,788
*	Tarena International, Inc., ADR	8,228	13,083
	TCL Electronics Holdings, Ltd.	379,000	171,619
*	Tech Pro Technology Development, Ltd.	2,780,000	4,546
*	Technovator International, Ltd.	204,000	24,507
	Ten Pao Group Holdings, Ltd.	196,000	19,689
	Tencent Holdings, Ltd.	475,000	22,131,658
*	Tenwow International Holdings, Ltd.	286,000	2,605
	Texhong Textile Group, Ltd.	214,000	214,912
	Tian An China Investment Co., Ltd.	141,000	69,162
#*	Tian Ge Interactive Holdings, Ltd.	191,000	44,753
#	Tian Shan Development Holding, Ltd.	66,000	22,794
	Tiangong International Co., Ltd.	476,000	147,574
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	94,000	32,659
	Tianjin Port Development Holdings, Ltd.	1,134,000	116,656
#	Tianneng Power International, Ltd.	522,000	417,431
	Tianyun International Holdings, Ltd.	70,000	10,870
*	Tibet Water Resources, Ltd.	583,000	145,261
	Tingyi Cayman Islands Holding Corp.	826,000	1,232,735
	Tomson Group, Ltd.	340,503	97,268
	Tong Ren Tang Technologies Co., Ltd., Class H	237,000	283,185
#	Tongda Group Holdings, Ltd.	2,240,000	164,461
	Tonly Electronics Holdings, Ltd.	31,200	23,059
#	Top Spring International Holdings, Ltd.	107,600	23,558
*	Tou Rong Chang Fu Group, Ltd.	856,000	9,677
	Towngas China Co., Ltd.	299,250	227,852
	TPV Technology, Ltd.	292,000	91,469
	TravelSky Technology, Ltd., Class H	173,471	339,546

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Trigiant Group, Ltd.	360,000	$67,520
#*	Truly International Holdings, Ltd.	608,000	85,255
	Tsaker Chemical Group, Ltd.	17,500	7,012
	Tsingtao Brewery Co., Ltd., Class H	74,000	432,807
*	Tuniu Corp., Sponsored ADR	11,956	36,944
	Uni-President China Holdings, Ltd.	752,400	889,906
*	United Energy Group, Ltd.	5,022,000	905,219
	Vinda International Holdings, Ltd.	134,000	261,970
*	Vipshop Holdings, Ltd., ADR	140,389	1,066,956
	Wanguo International Mining Group, Ltd.	38,000	8,611
	Want Want China Holdings, Ltd.	2,098,000	1,631,719
	Wasion Holdings, Ltd.	250,000	91,161
*	Weibo Corp., Sponsored ADR	5,779	226,363
	Weichai Power Co., Ltd., Class H	1,186,880	1,822,734
	West China Cement, Ltd.	1,698,000	286,119
#	Wisdom Education International Holdings Co., Ltd.	302,000	135,184
	Wison Engineering Services Co., Ltd.	88,000	11,866
#	Xiabuxiabu Catering Management China Holdings Co., Ltd.	307,500	427,409
	Xiamen International Port Co., Ltd.	500,000	62,413
	Xingda International Holdings, Ltd.	472,332	126,850
	Xingfa Aluminium Holdings, Ltd.	48,000	46,597
	Xinghua Port Holdings, Ltd.	53,750	6,785
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	354,953	396,669
	Xinyi Solar Holdings, Ltd.	2,083,412	1,143,778
	Xinyuan Real Estate Co., Ltd., ADR	23,488	98,415
	Xtep International Holdings, Ltd.	316,000	227,559
#	Yadea Group Holdings, Ltd.	606,000	123,666
*	Yanchang Petroleum International, Ltd.	1,360,000	15,396
#	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	92,500	168,053
	Yanzhou Coal Mining Co., Ltd., Class H	1,322,000	1,163,570
#	Yashili International Holdings, Ltd.	482,000	63,512
	Yeebo International Holdings, Ltd.	106,000	17,378
	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	61,600	310,241
*	Yida China Holdings, Ltd.	110,000	31,294
	Yihai International Holding, Ltd.	213,000	1,130,219
	Yip's Chemical Holdings, Ltd.	96,000	29,008
*	Yirendai, Ltd., ADR	8,553	95,708
#*	Youyuan International Holdings, Ltd.	259,510	72,522
*	YuanShengTai Dairy Farm, Ltd.	393,000	12,756
	Yuexiu Property Co., Ltd.	3,891,720	879,755
	Yuexiu Transport Infrastructure, Ltd.	172,639	137,119
	Yum China Holdings, Inc.	35,683	1,623,576
	Yunnan Water Investment Co., Ltd., Class H	140,000	37,412
	Yuzhou Properties Co., Ltd.	1,096,027	514,923
*	YY, Inc., ADR	15,328	983,904
	Zhaojin Mining Industry Co., Ltd., Class H	105,000	122,040
	Zhejiang Expressway Co., Ltd., Class H	416,000	402,665
*	Zhong An Group Ltd.	1,486,000	51,017
	Zhongsheng Group Holdings, Ltd.	354,500	985,291
	Zhongyu Gas Holdings, Ltd.	213,666	222,235
#	Zhou Hei Ya International Holdings Co., Ltd.	357,000	193,445
*	Zhuguang Holdings Group Co., Ltd.	234,000	30,105
	Zhuhai Holdings Investment Group, Ltd.	304,000	31,620
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	82,400	393,856
	Zijin Mining Group Co., Ltd., Class H	3,117,000	1,247,459
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	762,000	531,989
*	ZTE Corp., Class H	20,204	60,342
	ZTO Express Cayman, Inc., ADR	21,805	428,468
TOTAL CHINA			306,735,679

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
COLOMBIA — (0.1%)
	Almacenes Exito SA	90,627	$480,629
	Banco de Bogota SA	4,740	103,297
	Bancolombia SA, Sponsored ADR	5,279	263,317
	Bancolombia SA	17,822	213,477
	Celsia SA ESP	89,300	121,120
	Cementos Argos SA	70,695	165,698
*	CEMEX Latam Holdings SA	37,434	47,920
*	Corp. Financiera Colombiana SA	17,502	144,136
	Ecopetrol SA, Sponsored ADR	10,314	184,930
	Ecopetrol SA	356,765	319,693
*	Empresa de Telecomunicaciones de Bogota	40,000	2,950
	Grupo Argos SA	64,982	333,136
	Grupo Aval Acciones y Valores SA	5,281	39,660
	Grupo de Inversiones Suramericana SA	30,393	319,592
*	Grupo Energia Bogota SA ESP	47,042	30,110
	Grupo Nutresa SA	22,661	173,501
	Interconexion Electrica SA ESP	72,437	392,992
TOTAL COLOMBIA			3,336,158
CZECH REPUBLIC — (0.1%)
	CEZ A.S.	27,736	621,871
	Komercni banka A.S.	4,943	190,673
	Moneta Money Bank A.S.	301,322	1,035,544
	O2 Czech Republic A.S.	6,416	60,852
	Philip Morris CR A.S.	100	58,896
TOTAL CZECH REPUBLIC			1,967,836
DENMARK — (1.3%)
*	Agat Ejendomme A.S.	52,779	30,486
*	ALK-Abello A.S.	3,265	738,482
	Alm Brand A.S.	39,702	354,943
#	Ambu A.S., Class B	45,670	668,778
	AP Moller - Maersk A.S., Class A	369	395,007
	AP Moller - Maersk A.S., Class B	640	718,623
*	Bang & Olufsen A.S.	14,114	90,886
	BankNordik P/F	590	9,739
*	Bavarian Nordic A.S.	13,068	358,349
	Brodrene Hartmann A.S.	1,220	57,944
	Carlsberg A.S., Class B	14,616	1,996,396
	Chr Hansen Holding A.S.	22,719	1,983,751
	Coloplast A.S., Class B	6,991	816,518
	Columbus A.S.	35,018	61,064
	D/S Norden A.S.	14,643	219,108
	Danske Bank A.S.	48,182	715,145
*	Demant A.S.	32,505	957,669
	DFDS A.S.	15,439	568,644
*	Drilling Co. of 1972 A.S. (The)	2,018	136,904
	DSV A.S.	25,163	2,401,652
	FLSmidth & Co. A.S.	19,629	803,952
*	Genmab A.S.	6,648	1,231,249
	GN Store Nord A.S.	52,868	2,507,812
	H Lundbeck A.S.	23,106	890,728
*	H+H International A.S., Class B	8,326	119,157
	ISS A.S.	80,000	2,243,563
	Jeudan A.S.	595	89,832
*	Jyske Bank A.S.	31,317	998,063
	Matas A.S.	17,726	182,789
*	Nilfisk Holding A.S.	14,008	354,597

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
*	NKT A.S.	11,345	$166,581
	NNIT A.S.	4,966	77,208
	Novo Nordisk A.S., Sponsored ADR	20,820	997,694
	Novo Nordisk A.S., Class B	132,667	6,370,579
	Novozymes A.S., Class B	36,674	1,695,995
	Orsted A.S.	6,739	614,294
	Pandora A.S.	69,812	2,676,052
	Parken Sport & Entertainment A.S.	2,697	47,199
	Per Aarsleff Holding A.S.	9,252	304,857
	Ringkjoebing Landbobank A.S.	14,285	976,243
	Rockwool International A.S., Class A	311	68,310
	Rockwool International A.S., Class B	3,041	742,221
	Royal Unibrew A.S.	28,321	2,110,550
	RTX A.S.	3,391	80,381
	Scandinavian Tobacco Group A.S., Class A	22,954	242,253
	Schouw & Co., A.S.	6,657	495,492
	SimCorp A.S.	12,571	1,133,055
	Solar A.S., Class B	2,756	126,395
	Spar Nord Bank A.S.	43,506	384,029
	Sydbank A.S.	35,677	620,670
	Tivoli A.S.	80	8,151
	Topdanmark A.S.	28,136	1,442,138
*	TORM P.L.C.	6,957	57,322
	Tryg A.S.	38,777	1,183,519
	Vestas Wind Systems A.S.	44,257	3,631,796
*	Vestjysk Bank A.S.	32,285	19,701
*	Zealand Pharma A.S.	9,863	220,906
TOTAL DENMARK			49,195,421
EGYPT — (0.0%)
	Commercial International Bank Egypt S.A.E., GDR	37,735	161,851
	Commercial International Bank Egypt S.A.E., GDR	30,828	132,560
TOTAL EGYPT			294,411
FINLAND — (1.2%)
*	Adapteo Oyj	20,921	244,696
	Ahlstrom-Munksjo Oyj	12,664	208,548
	Aktia Bank Oyj	19,350	183,218
	Alma Media Oyj	10,852	76,976
	Asiakastieto Group Oyj	518	16,253
	Aspo Oyj	6,086	60,481
	Atria Oyj	6,165	51,967
*	BasWare Oyj	1,070	21,026
	Bittium Oyj	13,056	100,945
	Cargotec Oyj, Class B	17,540	519,317
	Caverion Oyj	6,562	43,579
	Citycon Oyj	15,792	160,993
	Cramo Oyj	20,921	181,571
	Elisa Oyj	40,076	1,882,450
	Finnair Oyj	32,899	231,815
	Fiskars Oyj Abp	13,847	202,501
	Fortum Oyj	85,180	1,953,998
*	F-Secure Oyj	26,205	76,711
*	HKScan Oyj, Class A	20,409	35,891
	Huhtamaki Oyj	57,915	2,199,987
	Kemira Oyj	57,596	849,478
	Kesko Oyj, Class A	6,764	380,782
	Kesko Oyj, Class B	24,752	1,498,925

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Kone Oyj, Class B	22,183	$1,263,842
	Konecranes Oyj	28,082	822,283
	Lassila & Tikanoja Oyj	16,264	247,387
	Metsa Board Oyj	94,015	468,977
	Metso Oyj	60,875	2,339,140
	Neste Oyj	152,754	5,055,591
	Nokia Oyj	129,856	699,879
	Nokia Oyj	150,663	815,009
	Nokian Renkaat Oyj	63,102	1,809,047
	Nordea Bank Abp	291,852	1,872,308
	Olvi Oyj, Class A	6,636	258,507
	Oriola Oyj, Class B	72,809	164,158
	Orion Oyj, Class A	9,151	315,425
	Orion Oyj, Class B	36,756	1,257,433
#	Outokumpu Oyj	158,239	452,810
*	Outotec Oyj	35,571	222,035
	Ponsse Oyj	3,963	124,581
	Raisio Oyj, Class V	60,202	209,498
	Rapala VMC Oyj	1,596	5,298
	Revenio Group Oyj	8,066	181,756
	Sampo Oyj, Class A	51,062	2,120,276
	Sanoma Oyj	47,701	472,203
*	SRV Group Oyj	3,551	6,056
*	Stockmann Oyj Abp, Class B	14,423	32,089
	Stora Enso Oyj, Sponsored ADR	1,800	20,622
	Stora Enso Oyj, Class R	239,479	2,757,938
	Teleste Oyj	1,219	7,810
	Tieto Oyj	30,620	781,090
	Tikkurila Oyj	15,509	241,008
	Tokmanni Group Corp.	24,997	226,023
	UPM-Kymmene Oyj	210,965	5,686,561
	Uponor Oyj	24,735	259,826
	Vaisala Oyj, Class A	5,625	127,076
	Valmet Oyj	66,924	1,299,500
	Wartsila Oyj Abp	119,220	1,497,843
	YIT Oyj	72,875	403,262
TOTAL FINLAND			45,706,255
FRANCE — (5.9%)
	ABC arbitrage	3,527	24,631
	Accor SA	26,776	1,194,619
	Actia Group	5,948	30,065
	Aeroports de Paris	3,235	556,128
*	Air France-KLM	125,616	1,309,479
	Air Liquide SA	27,829	3,841,412
	Airbus SE	50,205	7,097,022
	Akka Technologies	7,898	557,785
	AKWEL	7,357	144,590
	Albioma SA	15,115	401,261
	Alstom SA	35,331	1,521,662
	Alten SA	16,790	2,077,081
	Altran Technologies SA	94,678	1,493,579
*	Amplitude Surgical SAS	2,916	4,645
	Amundi SA	11,477	789,670
	APRIL SA	3,950	94,760
	Arkema SA	44,513	4,006,417
	Assystem SA	3,590	152,511
	Atos SE	22,770	1,830,957
	Aubay	2,443	85,930

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	AXA SA, Sponsored ADR	5,414	$135,621
	AXA SA	171,463	4,318,852
	Axway Software SA	1,805	25,097
*	Baikowski SAS	356	6,547
	Bastide le Confort Medical	2,315	94,110
	Beneteau SA	18,792	195,809
	Bigben Interactive	8,107	108,723
	BioMerieux	14,309	1,210,868
	BNP Paribas SA	112,120	5,247,218
	Boiron SA	3,504	155,677
	Bollore SA	166,884	717,657
	Bonduelle SCA	8,947	264,703
#*	Bourbon Corp.	20,509	79,689
	Bouygues SA	87,992	3,150,036
	Bureau Veritas SA	48,091	1,198,294
	Burelle SA	26	24,389
	Capgemini SE	28,204	3,580,901
	Carrefour SA	116,303	2,234,920
#	Casino Guichard Perrachon SA	22,347	826,809
	Catering International Services	977	12,903
*	Cegedim SA	1,319	40,681
*	CGG SA	104,203	228,583
	Chargeurs SA	10,865	200,737
	Cie de Saint-Gobain	112,894	4,324,810
	Cie des Alpes	6,122	168,281
	Cie Generale des Etablissements Michelin SCA	50,834	5,619,564
	Cie Plastic Omnium SA	34,079	899,065
	CNP Assurances	32,914	680,273
*	Coface SA	57,384	710,633
	Credit Agricole SA	114,991	1,368,849
	Danone SA, Sponsored ADR	600	10,332
	Danone SA	49,891	4,327,193
	Dassault Aviation SA	74	101,710
	Dassault Systemes SE	4,673	710,840
	Dassault Systemes SE, Sponsored ADR	1,228	187,454
	Derichebourg SA	59,500	220,017
	Devoteam SA	2,730	326,594
	Edenred	55,353	2,777,701
	Eiffage SA	45,566	4,502,484
	Electricite de France SA	143,748	1,779,484
	Elior Group SA	48,509	634,391
	Elis SA	30,453	563,507
	Engie SA	166,950	2,569,275
	Eramet	6,101	291,784
	EssilorLuxottica SA	11,460	1,551,298
	Esso SA Francaise	1,602	44,213
	Etablissements Maurel et Prom	14,004	45,161
	Eurofins Scientific SE	3,764	1,610,093
	Euronext NV	21,464	1,656,943
	Europcar Mobility Group	60,208	377,029
	Eutelsat Communications SA	110,664	2,115,525
	Exel Industries, Class A	538	27,379
	Faurecia SE	44,559	2,108,646
	Fleury Michon SA	371	14,564
*	Fnac Darty S.A.	10,006	701,867
*	Fnac Darty SA (BLRZL56)	3,486	247,804
	Gaztransport Et Technigaz SA	8,235	747,121
	Getlink SE	105,642	1,525,391
	GL Events	7,370	200,516

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Groupe Crit	2,025	$136,117
	Groupe Gorge	1,866	29,709
	Groupe Open	1,810	31,456
	Guerbet	3,868	223,445
	Haulotte Group SA	3,630	28,186
	Hermes International	2,632	1,848,780
*	HEXAOM	1,444	53,062
*	ID Logistics Group	971	181,768
	Iliad SA	13,235	1,368,290
	Imerys SA	14,893	622,595
	Ingenico Group SA	32,079	3,039,425
	Interparfums SA	2,424	114,697
	Ipsen SA	5,548	634,762
	IPSOS	17,638	482,357
	Jacquet Metal Service SA	7,553	134,545
	JCDecaux SA	23,861	686,977
	Kaufman & Broad SA	13,978	573,966
	Kering SA	6,217	3,211,150
	Korian SA	28,488	1,124,444
	Lagardere SCA	73,302	1,656,287
*	Latecoere SACA	35,844	150,682
	Laurent-Perrier	664	65,452
	Le Belier	1,492	45,253
	Lectra	9,871	202,290
	Legrand SA	32,156	2,265,115
	Linedata Services	1,886	59,868
	LISI	11,986	347,470
	LNA Sante SA	2,102	115,989
	L'Oreal SA	9,247	2,474,167
	LVMH Moet Hennessy Louis Vuitton SE	24,347	10,056,754
	Maisons du Monde SA	14,787	296,158
	Manitou BF SA	3,963	93,596
	Manutan International	734	59,156
	Mersen SA	7,318	261,908
*	METabolic EXplorer SA	7,442	12,404
	Metropole Television SA	17,775	308,354
*	MGI Digital Graphic Technology	340	18,768
	Natixis SA	177,646	712,416
	Neopost SA	17,196	345,512
	Nexans SA	27,605	933,350
	Nexity SA	24,700	1,185,932
*	Nicox	4,348	22,386
	NRJ Group	8,607	63,590
	Oeneo SA	11,220	128,722
*	OL Groupe SA	2,387	8,589
*	Onxeo SA	18,755	15,241
	Orange SA, Sponsored ADR	26,020	383,014
	Orange SA	418,276	6,199,889
	Orpea	12,466	1,557,473
	Pernod Ricard SA	3,559	624,546
	Peugeot SA	246,391	5,815,565
*	Pierre & Vacances SA	2,468	46,433
	Plastivaloire	6,808	45,632
	PSB Industries SA	356	9,981
	Publicis Groupe SA, ADR	1,600	19,792
	Publicis Groupe SA	55,957	2,761,243
#	Rallye SA	13,551	63,541
*	Recylex SA	4,505	19,200
	Remy Cointreau SA	1,691	250,213

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Renault SA	39,257	$2,189,664
	Rexel SA	138,509	1,546,587
	Robertet SA	133	94,614
	Rothschild & Co.	4,151	129,987
	Rubis SCA	24,023	1,353,694
	Safran SA	20,793	2,985,061
	Sanofi, ADR	14,072	586,802
	Sanofi	41,111	3,425,856
	Sartorius Stedim Biotech	6,240	994,434
	Savencia SA	2,171	160,138
	Schneider Electric SE	42,659	3,680,451
	Schneider Electric SE	1,443	123,073
	SCOR SE	51,950	2,134,856
	SEB SA	9,458	1,512,827
	Seche Environnement SA	824	31,827
	SES SA	158,557	2,618,640
	Societe BIC SA	12,846	895,223
	Societe Generale SA	83,931	2,055,862
	Societe Marseillaise du Tunnel Prado-Carenage SA	1,473	29,317
	Societe pour l'Informatique Industrielle	1,100	34,213
	Sodexo SA	15,238	1,749,358
*	SOITEC	5,991	621,709
*	Solocal Group	184,554	152,833
	Somfy SA	3,079	278,287
	Sopra Steria Group	7,385	950,442
	SPIE SA	49,105	910,189
	Stef SA	2,220	196,926
	STMicroelectronics NV	184,506	3,381,426
	STMicroelectronics NV	8,672	158,264
	Suez	50,665	742,656
	Sword Group	998	34,333
	Synergie SA	6,848	217,851
	Tarkett SA	19,701	329,550
*	Technicolor SA	109,923	93,052
	Teleperformance	19,032	3,986,957
	Television Francaise 1	46,092	461,795
	Thales SA	13,781	1,552,760
	Thermador Groupe	2,169	136,976
	Total Gabon	219	32,323
	Total SA	288,924	14,974,983
	TOTAL SA, Sponsored ADR	5,654	292,547
*	Touax SA	25	135
	Trigano SA	3,741	375,332
*	Ubisoft Entertainment SA	39,703	3,265,758
	Union Financiere de France BQE SA	1,915	38,704
	Valeo SA	43,488	1,355,192
#*	Vallourec SA	147,735	513,277
*	Valneva SE	7,258	24,606
	Veolia Environnement SA, ADR	13,366	337,091
	Veolia Environnement SA	39,060	985,712
	Vetoquinol SA	532	35,180
	Vicat SA	9,130	409,632
	VIEL & Cie SA	13,569	74,215
	Vilmorin & Cie SA	3,102	169,995
	Vinci SA	59,854	6,156,805
*	Virbac SA	1,348	250,227
	Vivendi SA	30,617	850,391
	Vranken-Pommery Monopole SA	954	23,141

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Worldline SA	16,432	$1,174,209
TOTAL FRANCE			225,126,426
GERMANY — (5.0%)
	1&1 Drillisch AG	18,382	552,053
	7C Solarparken AG	3,330	11,252
	Aareal Bank AG	32,085	912,825
	Adidas AG	16,545	5,273,604
*	Adler Modemaerkte AG	2,793	9,391
	ADO Properties SA	8,788	376,494
*	ADVA Optical Networking SE	27,653	214,066
*	AIXTRON SE	14,215	158,655
	All for One Group AG	326	15,085
	Allgeier SE	1,637	42,485
	Allianz SE, Sponsored ADR	35,377	820,570
	Allianz SE	21,470	4,981,232
	Amadeus Fire AG	2,244	304,836
	Atoss Software AG	515	74,075
	Aurubis AG	21,241	922,529
	Axel Springer SE	19,671	1,357,748
	BASF SE	153,754	10,206,843
	Basler AG	1,425	61,949
	Bauer AG	5,636	130,153
	Bayer AG	74,717	4,839,344
	Bayerische Motoren Werke AG	73,155	5,383,406
	BayWa AG	6,697	174,318
	Bechtle AG	15,434	1,709,635
	Beiersdorf AG	4,961	574,920
	Bertrandt AG	3,201	214,408
	bet-at-home.com AG	1,125	70,824
	Bijou Brigitte AG	1,389	61,187
	Bilfinger SE	17,202	505,043
	Borussia Dortmund GmbH & Co. KGaA	62,002	617,760
	Brenntag AG	47,648	2,327,201
	CANCOM SE	23,673	1,323,466
	Carl Zeiss Meditec AG	4,631	507,415
*	CECONOMY AG	98,205	629,309
	CENIT AG	4,236	53,357
	CENTROTEC Sustainable AG	3,714	49,349
	Cewe Stiftung & Co. KGAA	4,034	372,631
	comdirect bank AG	4,284	44,212
	Commerzbank AG	314,134	2,131,600
	CompuGroup Medical SE	8,544	659,202
	Continental AG	19,180	2,629,664
	Corestate Capital Holding SA	5,611	203,935
	Covestro AG	45,792	2,065,268
	CropEnergies AG	12,477	83,224
	CTS Eventim AG & Co. KGaA	20,387	1,016,621
	Daimler AG	200,918	10,382,714
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	208	15,662
*	Delticom AG	285	1,082
	Deutsche Bank AG	3,370	26,050
	Deutsche Bank AG	321,111	2,507,877
	Deutsche Boerse AG	19,604	2,721,475
	Deutsche Lufthansa AG	114,800	1,819,354
	Deutsche Pfandbriefbank AG	66,660	756,767
	Deutsche Post AG	114,278	3,717,066
	Deutsche Telekom AG, Sponsored ADR	104,159	1,703,000
	Deutsche Telekom AG	519,957	8,517,455

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Deutsche Wohnen SE	38,655	$1,409,664
	Deutz AG	87,265	602,410
*	Dialog Semiconductor P.L.C.	33,381	1,494,219
	DIC Asset AG	17,469	196,944
	DMG Mori AG	7,777	362,923
	Dr Hoenle AG	1,671	104,764
	Draegerwerk AG & Co. KGaA	1,428	61,071
	Duerr AG	32,270	959,751
	E.ON SE	507,298	5,052,088
	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,137	150,091
	EDAG Engineering Group AG	5,318	64,030
	Elmos Semiconductor AG	7,196	156,735
*	ElringKlinger AG	14,246	80,858
	Energiekontor AG	3,966	75,858
	Evonik Industries AG	49,194	1,399,896
*	Evotec SE	36,322	1,023,574
	Fielmann AG	6,941	482,984
	First Sensor AG	1,547	50,333
	Francotyp-Postalia Holding AG, Class A	6,658	25,525
	Fraport AG Frankfurt Airport Services Worldwide	13,684	1,142,792
	Freenet AG	73,647	1,436,973
	Fresenius Medical Care AG & Co. KGaA	56,515	3,914,274
	Fresenius SE & Co. KGaA	46,031	2,300,047
	Fuchs Petrolub SE	9,594	336,947
	GEA Group AG	62,845	1,559,815
	Gerresheimer AG	19,577	1,522,737
	Gesco AG	3,607	92,292
	GFT Technologies SE	11,646	90,077
	Grammer AG	363	12,279
	Grand City Properties SA	28,574	643,735
	GRENKE AG	1,784	153,125
*	H&R GmbH & Co. KGaA	7,950	56,080
	Hamburger Hafen und Logistik AG	19,327	487,216
	Hannover Rueck SE	10,482	1,634,525
	Hapag-Lloyd AG	12,549	527,050
	HeidelbergCement AG	22,763	1,643,885
*	Heidelberger Druckmaschinen AG	199,929	217,831
	Hella GmbH & Co KGaA	23,981	1,130,663
	Henkel AG & Co. KGaA	3,035	285,142
	Highlight Communications AG	2,399	11,266
	Hochtief AG	5,911	669,825
	HolidayCheck Group AG	17,746	50,079
	Hornbach Baumarkt AG	3,936	72,651
	Hornbach Holding AG & Co. KGaA	1,724	92,723
	Hugo Boss AG	23,845	1,498,673
	Indus Holding AG	10,309	409,128
	Infineon Technologies AG	125,498	2,324,495
	Infineon Technologies AG, ADR	36,257	682,357
	Innogy SE	7,562	317,730
	Isra Vision AG	4,635	200,759
	IVU Traffic Technologies AG	3,202	31,303
	Jenoptik AG	14,267	399,808
	K+S AG	105,450	1,701,836
	KION Group AG	33,749	1,798,885
	Kloeckner & Co. SE	38,611	189,484
	Koenig & Bauer AG	7,720	309,915
	Krones AG	4,409	250,578
	KSB SE & Co. KGaA	38	12,496
	KWS Saat SE & Co., KGaA	3,610	251,145

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Lanxess AG	47,341	$2,817,856
	LEG Immobilien AG	17,625	2,032,535
	Leifheit AG	4,363	94,264
*	Leoni AG	20,855	279,663
*	LPKF Laser & Electronics AG	3,068	23,808
*	Manz AG	1,394	34,270
*	Medigene AG	1,703	12,331
	Merck KGaA	5,059	515,987
	METRO AG	100,184	1,541,012
	MLP SE	29,188	145,115
	MTU Aero Engines AG	18,748	4,671,942
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,491	3,691,624
	Nemetschek SE	20,442	1,136,517
	Nexus AG	1,365	48,052
*	Nordex SE	29,160	341,365
	Norma Group SE	24,056	862,520
	OHB SE	3,082	113,048
	OSRAM Licht AG	32,255	1,214,084
	Paragon GmbH & Co. KGaA	720	13,852
	Patrizia AG	15,994	308,970
*	Petro Welt Technologies AG	617	2,559
	Pfeiffer Vacuum Technology AG	4,499	627,485
	PNE AG	35,221	111,917
	Progress-Werk Oberkirch AG	1,010	28,912
	ProSiebenSat.1 Media SE	57,703	745,357
	PSI Software AG	1,178	22,291
	Puma SE	12,760	888,945
	Puma SE	1,980	138,635
*	QIAGEN NV	21,558	818,281
	QSC AG	69,244	104,949
*	R Stahl AG	845	25,005
	Rational AG	800	544,553
	Rheinmetall AG	26,789	3,039,826
	RHOEN-KLINIKUM AG	6,612	175,276
	RIB Software SE	7,397	159,202
	RTL Group SA	15,932	782,263
	RWE AG	86,337	2,332,727
	S&T AG	16,765	391,312
	SAF-Holland SA	26,601	274,100
	Salzgitter AG	17,700	382,087
	SAP SE, Sponsored ADR	9,200	1,131,876
	SAP SE	17,271	2,111,138
*	Schaltbau Holding AG	2,053	63,984
	Schloss Wachenheim AG	321	5,779
	Scout24 AG	7,410	409,826
	Secunet Security Networks AG	423	57,184
*	Shop Apotheke Europe NV	1,009	39,559
	Siemens AG	22,483	2,446,899
	Siltronic AG	14,161	1,084,125
	Sixt Leasing SE	6,611	79,012
	Sixt SE	8,157	837,686
*	SMA Solar Technology AG	4,385	105,156
*	SMT Scharf AG	1,160	16,353
	Software AG	15,798	443,445
	Stabilus SA	6,680	304,427
	STRATEC SE	617	40,235
	Stroeer SE & Co. KGaA	9,941	783,092
	Suedzucker AG	39,365	611,328
*	SUESS MicroTec SE	7,109	70,273

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Surteco Group SE	3,313	$86,008
	Symrise AG	17,987	1,657,372
	TAG Immobilien AG	43,943	1,034,474
	Takkt AG	13,736	187,554
*	Talanx AG	16,922	710,092
	Technotrans SE	2,947	62,967
*	Tele Columbus AG	1,021	2,265
	Telefonica Deutschland Holding AG	288,578	726,524
	Thyssenkrupp AG	31,780	406,705
	TLG Immobilien AG	29,266	859,006
	Traffic Systems SE	1,003	19,993
	TUI AG	63,010	624,263
	Uniper SE	50,512	1,556,237
	United Internet AG	66,481	1,971,952
	VERBIO Vereinigte BioEnergie AG	11,970	95,239
	Volkswagen AG	8,069	1,375,720
	Vonovia SE	31,355	1,530,890
	Vossloh AG	3,269	128,132
	Wacker Chemie AG	8,826	652,109
	Wacker Neuson SE	14,206	284,637
	Washtec AG	4,642	245,603
	Wirecard AG	9,575	1,589,550
	Wuestenrot & Wuerttembergische AG	11,676	232,310
	XING SE	1,082	414,406
*	Zalando SE	3,989	182,483
	Zeal Network SE	5,123	101,567
TOTAL GERMANY			189,931,917
GREECE — (0.1%)
	Aegean Airlines SA	4,941	44,684
*	Alpha Bank AE	2,364	4,589
	Athens Water Supply & Sewage Co. SA	6,973	63,743
	Bank of Greece	2,794	45,443
*	Ellaktor SA	27,611	66,273
*	FF Group	3,954	9,727
	Fourlis Holdings SA	8,683	55,412
*	GEK Terna Holding Real Estate Construction SA	10,261	72,678
	Hellenic Exchanges - Athens Stock Exchange SA	18,545	101,732
	Hellenic Petroleum SA	16,443	171,456
	Hellenic Telecommunications Organization SA	24,316	334,350
	Holding Co. ADMIE IPTO SA	13,423	33,518
*	Intralot SA-Integrated Lottery Systems & Services	32,611	20,753
	JUMBO SA	19,703	386,154
*	Marfin Investment Group Holdings SA	175,597	30,471
	Motor Oil Hellas Corinth Refineries SA	13,959	346,072
	Mytilineos SA	23,447	284,977
*	National Bank of Greece SA	245	714
	OPAP SA	18,832	211,958
*	Piraeus Bank SA	28	98
	Piraeus Port Authority SA	2,736	75,005
*	Public Power Corp. SA	13,423	41,799
	Sarantis SA	1,644	15,740
	Terna Energy SA	9,557	76,577
TOTAL GREECE			2,493,923
HONG KONG — (2.2%)
#	Agritrade Resources, Ltd.	1,445,000	206,854
	AIA Group, Ltd.	829,400	8,505,282

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Allied Properties HK, Ltd.	668,000	$148,085
	Alltronics Holdings, Ltd.	126,000	8,033
*	Applied Development Holdings, Ltd.	310,000	12,859
	Asia Financial Holdings, Ltd.	72,000	39,242
	Asia Satellite Telecommunications Holdings, Ltd.	39,000	47,902
	ASM Pacific Technology, Ltd.	168,600	1,969,665
#	Associated International Hotels, Ltd.	38,000	109,867
	Bank of East Asia, Ltd. (The)	247,480	715,225
	BeijingWest Industries International, Ltd.	166,000	13,520
*	Bison Finance Group, Ltd.	84,000	12,008
	BOC Aviation, Ltd.	103,600	892,553
	BOC Hong Kong Holdings, Ltd.	499,500	1,903,293
	BOE Varitronix, Ltd.	183,000	59,549
*	Bonjour Holdings, Ltd.	737,000	14,089
	Bright Smart Securities & Commodities Group, Ltd.	362,000	64,505
*	Brightoil Petroleum Holdings, Ltd.	1,089,000	156,503
*	Brockman Mining, Ltd.	896,780	18,433
	Build King Holdings, Ltd.	300,000	40,731
*	Burwill Holdings, Ltd.	1,710,000	20,545
	Cafe de Coral Holdings, Ltd.	176,000	585,234
	Camsing International Holding, Ltd.	34,000	5,038
	Cathay Pacific Airways, Ltd.	250,000	352,588
	Century City International Holdings, Ltd.	596,000	49,620
	CGN Mining Co., Ltd.	135,000	5,656
	Cheuk Nang Holdings, Ltd.	22,259	12,017
	Chevalier International Holdings, Ltd.	34,349	49,099
*	China Baoli Technologies Holdings, Ltd.	177,500	2,245
*	China Display Optoelectronics Technology Holdings, Ltd.	360,000	24,649
*	China Energy Development Holdings, Ltd.	3,908,000	107,906
	China New Higher Education Group, Ltd.	275,000	106,068
*	Chinlink International Holdings, Ltd.	130,000	15,754
	Chong Hing Bank, Ltd.	29,000	50,154
	Chow Sang Sang Holdings International, Ltd.	136,000	185,392
	Chow Tai Fook Jewellery Group, Ltd.	235,800	224,840
	Chuang's Consortium International, Ltd.	532,000	113,714
	CITIC Telecom International Holdings, Ltd.	910,000	375,551
	CK Asset Holdings, Ltd.	240,760	1,810,306
	CK Hutchison Holdings, Ltd.	266,260	2,488,194
	CK Infrastructure Holdings, Ltd.	90,500	701,650
	CK Life Sciences Intl Holdings, Inc.	1,286,000	64,411
	CLP Holdings, Ltd.	66,500	723,031
	CNQC International Holdings, Ltd.	457,500	81,689
#*	Common Splendor International Health Industry Group, Ltd.	668,000	49,376
	Convenience Retail Asia, Ltd.	40,000	20,592
#*	Cosmopolitan International Holdings, Ltd.	170,000	31,893
	Cowell e Holdings, Inc.	882,000	152,200
*	CP Lotus Corp.	80,000	1,053
	Crocodile Garments	177,000	15,790
	CSI Properties, Ltd.	2,750,000	122,439
*	CW Group Holdings, Ltd.	210,000	1,162
	Dah Sing Banking Group, Ltd.	233,196	405,503
	Dah Sing Financial Holdings, Ltd.	84,300	377,984
	Eagle Nice International Holdings, Ltd.	118,000	36,623
	Emperor Capital Group, Ltd.	12,000	419
	Emperor International Holdings, Ltd.	723,333	181,320
*	Energy International Investments Holdings, Ltd.	400,000	8,575
#*	Esprit Holdings, Ltd.	1,222,382	202,298
	Fairwood Holdings, Ltd.	21,000	69,237
	Far East Consortium International, Ltd.	760,692	360,974

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#*	FIH Mobile, Ltd.	2,673,000	$375,044
	First Pacific Co., Ltd.	1,328,400	553,845
*	First Shanghai Investments, Ltd.	1,168,000	64,930
	Fountain SET Holdings, Ltd.	1,024,000	154,346
	Galaxy Entertainment Group, Ltd.	223,000	1,518,027
	Get Nice Financial Group, Ltd.	80,525	9,309
	Get Nice Holdings, Ltd.	8,205,000	277,033
	Giordano International, Ltd.	894,000	307,186
#	Global Brands Group Holding, Ltd.	241,599	19,067
*	Glory Sun Land Group, Ltd.	227,000	24,046
	Gold Peak Industries Holdings, Ltd.	262,000	27,368
*	Gold-Finance Holdings, Ltd.	62,000	570
#*	Goodbaby International Holdings, Ltd.	373,000	76,549
	Great Eagle Holdings, Ltd.	10,000	40,534
#*	Great Harvest Maeta Group Holdings, Ltd.	127,500	25,859
#	Guotai Junan International Holdings, Ltd.	1,580,000	249,602
#	Haitong International Securities Group, Ltd.	1,310,724	383,967
	Hang Lung Group, Ltd.	256,000	657,565
	Hang Lung Properties, Ltd.	359,000	844,198
	Hang Seng Bank, Ltd.	103,500	2,459,966
	Hanison Construction Holdings, Ltd.	215,208	36,475
	Harbour Centre Development, Ltd.	21,000	36,166
	Henderson Land Development Co., Ltd.	159,486	824,885
	HK Electric Investments & HK Electric Investments, Ltd.	259,000	262,556
	HKBN, Ltd.	237,000	427,865
	HKR International, Ltd.	404,560	205,434
	HKT Trust & HKT, Ltd.	1,112,000	1,776,348
	Hoifu Energy Group, Ltd.	160,000	17,986
	Hon Kwok Land Investment Co., Ltd.	20,000	9,972
	Hong Kong & China Gas Co., Ltd.	481,223	1,062,589
	Hong Kong Exchanges & Clearing, Ltd.	104,509	3,520,099
*	Hong Kong Finance Investment Holding Group, Ltd.	112,000	12,570
#*	Hong Kong Television Network, Ltd.	96,000	55,343
#	Hongkong & Shanghai Hotels, Ltd. (The)	233,307	304,068
#	Honma Golf, Ltd.	12,500	11,128
*	Hsin Chong Group Holdings, Ltd.	876,000	29,375
*	Huan Yue Interactive Holdings, Ltd.	89,000	6,590
	Hysan Development Co., Ltd.	107,000	509,751
#*	I-CABLE Communications, Ltd.	752,776	9,197
	IGG, Inc.	324,000	307,830
	International Housewares Retail Co., Ltd.	153,000	41,914
	IPE Group, Ltd.	140,000	14,190
*	IRC, Ltd.	2,236,000	48,422
	IT, Ltd.	312,000	113,927
#	ITC Properties Group, Ltd.	186,285	37,605
#	Jacobson Pharma Corp., Ltd.	140,000	26,532
	Johnson Electric Holdings, Ltd.	202,125	363,287
	Karrie International Holdings, Ltd.	232,000	33,723
	Kerry Logistics Network, Ltd.	231,250	396,492
	Kerry Properties, Ltd.	240,500	903,079
	Kingmaker Footwear Holdings, Ltd.	186,000	29,488
	Kingston Financial Group, Ltd.	1,205,000	223,451
	Kowloon Development Co., Ltd.	162,000	203,558
*	Kwan On Holdings, Ltd.	70,000	4,345
#	Lai Sun Development Co., Ltd.	131,380	185,283
*	Landing International Development, Ltd.	451,200	63,493
#*	Leyou Technologies Holdings, Ltd.	1,140,000	325,010
#	Li & Fung, Ltd.	3,382,000	471,371
	Lifestyle International Holdings, Ltd.	202,000	276,019

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#*	Lisi Group Holdings, Ltd.	478,000	$48,862
	Liu Chong Hing Investment, Ltd.	88,000	133,441
	L'Occitane International SA	255,000	529,660
#	Luk Fook Holdings International, Ltd.	192,000	579,175
	Lung Kee Bermuda Holdings	68,000	23,024
*	Macau Legend Development, Ltd.	1,025,000	146,313
	Magnificent Hotel Investment, Ltd.	500,000	11,324
#	Man Wah Holdings, Ltd.	962,000	463,790
	Master Glory Group, Ltd.	211,687	7,031
*	Maxnerva Technology Services, Ltd.	154,000	9,604
	Melco International Development, Ltd.	433,000	1,053,571
	Melco Resorts & Entertainment, Ltd., ADR	11,953	268,584
	MGM China Holdings, Ltd.	191,200	312,445
#	Microport Scientific Corp.	92,000	77,130
	Midland Holdings, Ltd.	148,100	25,205
	Ming Fai International Holdings, Ltd.	107,000	13,252
	Miramar Hotel & Investment	54,000	113,701
	Modern Dental Group, Ltd.	41,000	6,618
*	Mongolian Mining Corp.	1,658,500	20,903
	MTR Corp., Ltd.	67,585	443,525
	NagaCorp., Ltd.	996,000	1,497,121
	Nameson Holdings, Ltd.	764,000	47,186
	National Electronics Hldgs	30,800	4,802
*	Neo-Neon Holdings, Ltd.	560,500	42,961
*	NEW Concepts Holdings, Ltd.	40,000	7,442
	New World Development Co., Ltd.	1,687,408	2,375,853
*	NewOcean Energy Holdings, Ltd.	466,000	98,537
#	NOVA Group Holdings, Ltd.	370,000	82,561
	NWS Holdings, Ltd.	303,508	563,525
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	515,000	14,746
*	Pacific Andes International Holdings, Ltd.	1,128,607	3,950
#	Pacific Basin Shipping, Ltd.	2,523,000	517,961
	Pacific Textiles Holdings, Ltd.	549,000	433,023
	Paliburg Holdings, Ltd.	222,000	85,092
#	Paradise Entertainment, Ltd.	132,000	20,218
	PC Partner Group, Ltd.	72,000	17,007
	PCCW, Ltd.	2,293,511	1,307,997
	Perfect Shape Medical, Ltd.	180,000	85,567
	Pico Far East Holdings, Ltd.	396,000	122,335
	Polytec Asset Holdings, Ltd.	2,130,200	274,107
	Power Assets Holdings, Ltd.	80,000	571,781
#	Prada SpA	128,000	392,928
	Public Financial Holdings, Ltd.	174,000	72,333
*	PYI Corp., Ltd.	3,002,000	40,529
*	Quali-Smart Holdings, Ltd.	148,000	9,341
	Rare Earth Magnesium Technology Group Holdings, Ltd.	680,000	25,032
*	Realord Group Holdings, Ltd.	72,000	40,832
	Regal Hotels International Holdings, Ltd.	192,000	116,420
#	Regina Miracle International Holdings, Ltd.	104,000	78,074
#	Sa Sa International Holdings, Ltd.	715,596	200,487
	Samsonite International SA	646,200	1,265,317
	Sands China, Ltd.	205,200	984,932
	SAS Dragon Holdings, Ltd.	216,000	63,925
	Shangri-La Asia, Ltd.	405,166	492,953
	Shenwan Hongyuan HK, Ltd.	302,500	53,697
	Singamas Container Holdings, Ltd.	806,000	106,544
	Sino Land Co., Ltd.	605,994	981,333
	SITC International Holdings Co., Ltd.	694,000	764,955
	Sitoy Group Holdings, Ltd.	203,000	31,626

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	SJM Holdings, Ltd.	695,301	$754,803
	SmarTone Telecommunications Holdings, Ltd.	216,586	199,042
	Soundwill Holdings, Ltd.	40,500	56,118
*	South China Holdings Co., Ltd.	1,160,000	30,788
*	South Shore Holdings, Ltd.	144,650	3,973
	Stella International Holdings, Ltd.	173,500	279,725
*	Summit Ascent Holdings, Ltd.	268,000	42,931
	Sun Hung Kai & Co., Ltd.	386,529	177,388
	Sun Hung Kai Properties, Ltd.	148,088	2,386,489
#	SUNeVision Holdings, Ltd.	226,000	166,735
	Swire Pacific, Ltd., Class A	107,000	1,219,594
	Swire Pacific, Ltd., Class B	197,500	351,681
	Swire Properties, Ltd.	81,200	293,205
	Tai Sang Land Development, Ltd.	20,710	13,946
*	Talent Property Group, Ltd.	1,845,000	9,875
	Tao Heung Holdings, Ltd.	144,000	26,680
	Techtronic Industries Co., Ltd.	312,500	2,323,952
	Television Broadcasts, Ltd.	123,700	198,740
	Texwinca Holdings, Ltd.	298,000	88,123
	TK Group Holdings, Ltd.	138,000	60,260
#*	TOM Group, Ltd.	162,000	33,816
#	Town Health International Medical Group, Ltd.	320,000	21,154
	Tradelink Electronic Commerce, Ltd.	268,000	42,685
	Transport International Holdings, Ltd.	115,976	333,134
*	Trinity, Ltd.	416,000	15,588
	Tsui Wah Holdings, Ltd.	280,000	21,390
	Union Medical Healthcare, Ltd.	35,000	30,671
	United Laboratories International Holdings, Ltd. (The)	332,500	182,112
*	Up Energy Development Group, Ltd.	524,000	1,620
*	Value Convergence Holdings, Ltd.	140,000	11,557
#	Value Partners Group, Ltd.	512,954	305,795
	Vantage International Holdings, Ltd.	164,000	14,406
	Vedan International Holdings, Ltd.	152,000	15,042
	Victory City International Holdings, Ltd.	507,569	31,687
	Vitasoy International Holdings, Ltd.	216,000	1,016,846
#	VPower Group International Holdings, Ltd.	37,000	12,276
#	VSTECS Holdings, Ltd.	349,600	191,203
	VTech Holdings, Ltd.	57,300	502,539
	Wai Kee Holdings, Ltd.	26,000	17,169
	WH Group, Ltd.	2,370,500	2,307,373
	Wharf Holdings, Ltd. (The)	272,000	661,363
	Wharf Real Estate Investment Co., Ltd.	84,000	529,898
	Wheelock & Co., Ltd.	138,000	868,410
	Win Hanverky Holdings, Ltd.	316,000	36,697
	Wing On Co. International, Ltd.	32,000	99,137
	Wing Tai Properties, Ltd.	102,000	68,891
	Wynn Macau, Ltd.	159,200	357,218
	Xinyi Glass Holdings, Ltd.	968,000	975,779
	YGM Trading, Ltd.	20,000	18,943
	Yue Yuen Industrial Holdings, Ltd.	367,000	1,028,310
TOTAL HONG KONG			83,006,359
HUNGARY — (0.1%)
	Magyar Telekom Telecommunications P.L.C.	155,376	224,796
	MOL Hungarian Oil & Gas P.L.C.	160,932	1,633,249
	OTP Bank P.L.C.	22,504	937,200
	Richter Gedeon Nyrt	31,722	557,359
TOTAL HUNGARY			3,352,604

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (2.8%)
*	3M India, Ltd.	176	$53,839
*	5Paisa Capital, Ltd.	2,700	6,669
*	5Paisa Capital, Ltd.	2,700	3,509
	Aarti Drugs, Ltd.	4,524	30,157
	Aarti Industries, Ltd.	9,729	235,980
	ABB India, Ltd.	1,905	37,841
	Abbott India, Ltd.	554	67,117
	ACC, Ltd.	11,833	267,481
	Adani Enterprises, Ltd.	72,180	133,896
	Adani Gas, Ltd.	72,180	156,177
*	Adani Green Energy, Ltd.	54,928	37,018
	Adani Ports & Special Economic Zone, Ltd.	116,227	635,472
*	Adani Power, Ltd.	452,504	397,073
*	Adani Transmissions, Ltd.	90,238	270,029
*	Aditya Birla Capital, Ltd.	108,166	128,756
*	Aditya Birla Fashion and Retail, Ltd.	73,294	200,099
	Advanced Enzyme Technologies, Ltd.	7,364	15,845
	Aegis Logistics, Ltd.	36,650	99,293
	Agro Tech Foods, Ltd.	923	6,872
*	AIA Engineering, Ltd.	8,732	216,810
	Ajanta Pharma, Ltd.	14,401	184,966
	Akzo Nobel India, Ltd.	3,110	78,744
	Alembic Pharmaceuticals, Ltd.	27,389	207,169
	Alembic, Ltd.	29,520	18,338
*	Allahabad Bank	149,428	79,475
	Allcargo Logistics, Ltd.	29,538	41,520
	Amara Raja Batteries, Ltd.	17,627	173,989
	Ambuja Cements, Ltd.	99,704	289,995
*	Amtek Auto, Ltd.	48,317	1,932
	Anant Raj, Ltd.	49,377	19,623
*	Andhra Bank	181,195	49,114
*	Anveshan Heavy Engineering, Ltd.	2,260	15,080
	Apar Industries, Ltd.	3,922	28,240
	APL Apollo Tubes, Ltd.	2,717	55,298
	Apollo Hospitals Enterprise, Ltd.	12,140	238,059
	Apollo Tyres, Ltd.	126,505	288,756
	Arti Surfactants, Ltd.	973	3,006
*	Arvind Fashions, Ltd.	12,204	105,663
	Arvind, Ltd.	61,020	48,486
	Asahi India Glass, Ltd.	5,732	16,281
	Ashiana Housing, Ltd.	9,305	14,531
	Ashok Leyland, Ltd.	520,217	524,493
*	Ashoka Buildcon, Ltd.	33,587	58,739
	Asian Paints, Ltd.	31,962	704,494
	Astral Polytechnik, Ltd.	5,589	100,462
*	AstraZeneca Pharma India, Ltd.	535	14,977
	Atul, Ltd.	3,454	182,196
	Aurobindo Pharma, Ltd.	141,654	1,167,590
	Automotive Axles, Ltd.	3,306	38,658
	Avanti Feeds, Ltd.	19,071	85,127
*	Avenue Supermarts, Ltd.	7,353	158,089
	Axis Bank, Ltd.	55,413	541,363
	Bajaj Auto, Ltd.	10,614	385,351
*	Bajaj Corp., Ltd.	14,240	53,647
	Bajaj Electricals, Ltd.	12,964	68,414
	Bajaj Finance, Ltd.	20,970	986,247
	Bajaj Finserv, Ltd.	2,353	241,712
*	Bajaj Hindusthan Sugar, Ltd.	152,226	13,218
	Bajaj Holdings & Investment, Ltd.	10,153	500,344

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Balaji Amines, Ltd.	3,847	$13,081
	Balaji Telefilms, Ltd.	6,503	5,141
	Balkrishna Industries, Ltd.	28,906	295,004
	Balmer Lawrie & Co., Ltd.	18,406	46,055
	Balrampur Chini Mills, Ltd.	66,636	136,905
	Banco Products India, Ltd.	7,652	10,985
*	Bank of Baroda	157,774	243,202
*	Bank of Maharashtra	113,699	21,126
	BASF India, Ltd.	2,175	32,151
	Bata India, Ltd.	13,096	248,232
	Bayer CropScience, Ltd.	177	7,835
	BEML, Ltd.	5,064	61,775
	Berger Paints India, Ltd.	74,368	355,374
	Bhansali Engineering Polymers, Ltd.	9,545	7,658
	Bharat Electronics, Ltd.	236,407	351,409
	Bharat Forge, Ltd.	79,600	488,799
	Bharat Heavy Electricals, Ltd.	209,203	178,140
	Bharat Petroleum Corp., Ltd.	65,079	324,816
	Bharti Airtel, Ltd.	414,991	2,020,025
	Bharti Infratel, Ltd.	56,897	201,407
	Biocon, Ltd.	30,180	99,034
	Birla Corp., Ltd.	9,430	79,477
	Bliss Gvs Pharma, Ltd.	17,529	36,996
	Blue Dart Express, Ltd.	1,361	47,257
	Blue Star, Ltd.	7,440	74,282
	Bodal Chemicals, Ltd.	23,330	26,560
	Bombay Dyeing & Manufacturing Co., Ltd.	18,839	19,352
	Borosil Glass Works, Ltd.	6,650	12,810
	Bosch, Ltd.	419	86,660
	Brigade Enterprises, Ltd.	18,763	70,996
	Britannia Industries, Ltd.	8,390	318,717
	Cadila Healthcare, Ltd.	41,130	136,245
	Can Fin Homes, Ltd.	21,581	120,986
*	Canara Bank	64,224	218,185
	Capacit'e Infraprojects, Ltd.	4,256	14,474
	Caplin Point Laboratories, Ltd.	7,571	46,941
	Carborundum Universal, Ltd.	19,475	92,648
	Care Ratings, Ltd.	10,581	116,286
	Castrol India, Ltd.	41,833	73,624
	CCL Products India, Ltd.	31,949	113,671
	Ceat, Ltd.	9,652	113,887
	Central Depository Services India, Ltd.	5,627	15,726
	Century Plyboards India, Ltd.	29,747	54,510
	Century Textiles & Industries, Ltd.	14,491	186,916
	Cera Sanitaryware, Ltd.	2,798	104,678
	CESC, Ltd.	16,500	177,425
*	CG Power and Industrial Solutions, Ltd.	155,965	40,875
	Chambal Fertilizers & Chemicals, Ltd.	61,351	133,209
	Chennai Petroleum Corp., Ltd.	11,326	32,277
	Chennai Super Kings Cricket, Ltd.	65,357	401
	Cholamandalam Investment and Finance Co., Ltd.	82,225	307,530
	Cipla, Ltd.	55,878	419,409
	City Union Bank, Ltd.	73,189	206,181
*	Claro India, Ltd.	2,278	2,379
	Coal India, Ltd.	20,943	61,897
	Cochin Shipyard, Ltd.	6,292	32,685
*	Coffee Day Enterprises, Ltd.	11,470	20,375
	Colgate-Palmolive India, Ltd.	15,789	272,336
	Container Corp. Of India, Ltd.	41,058	305,323

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Coromandel International, Ltd.	47,407	$254,321
*	Corp. Bank	136,111	44,860
*	Cox & Kings Financial Service, Ltd.	12,673	369
	Cox & Kings, Ltd.	38,019	6,351
	CRISIL, Ltd.	5,279	99,727
	Crompton Greaves Consumer Electricals, Ltd.	113,428	377,761
	Cummins India, Ltd.	6,720	69,358
	Cyient, Ltd.	9,584	63,096
	Dabur India, Ltd.	59,064	365,102
	DB Corp., Ltd.	13,065	30,505
	DCB Bank, Ltd.	85,478	240,941
	DCM Shriram, Ltd.	19,899	115,421
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	13,545	17,110
	Deepak Nitrite, Ltd.	8,967	36,148
	Delta Corp., Ltd.	30,239	67,027
	Dewan Housing Finance Corp., Ltd.	71,561	50,847
	Dhampur Sugar Mills, Ltd.	12,251	28,472
	Dhanuka Agritech, Ltd.	4,995	26,360
	Dilip Buildcon, Ltd.	14,499	86,988
	Dish TV India, Ltd.	195,798	76,752
*	Dishman Carbogen Amcis, Ltd.	31,108	93,502
	Divi's Laboratories, Ltd.	18,309	433,465
	Dixon Technologies India, Ltd.	1,078	33,303
	DLF, Ltd.	147,887	379,022
	Dr Lal PathLabs, Ltd.	4,296	67,689
	Dr Reddy's Laboratories, Ltd., ADR	12,143	446,984
	Dr Reddy's Laboratories, Ltd.	3,990	148,149
	Dredging Corp. of India, Ltd.	1,860	8,797
	Dynamatic Technologies, Ltd.	1,070	19,400
	eClerx Services, Ltd.	8,860	76,634
	Eicher Motors, Ltd.	2,071	486,360
	EID Parry India, Ltd.	27,218	56,906
	EIH, Ltd.	28,044	67,527
	Electrosteel Castings, Ltd.	29,267	5,370
	Elgi Equipments, Ltd.	6,798	25,081
	Emami, Ltd.	10,097	46,603
	Endurance Technologies, Ltd.	2,826	37,861
	Engineers India, Ltd.	51,875	74,887
*	Eris Lifesciences, Ltd.	3,487	20,440
	Escorts, Ltd.	23,174	157,349
	Essel Propack, Ltd.	44,938	86,822
*	Eveready Industries India, Ltd.	14,260	15,330
	Excel Industries, Ltd.	1,374	16,308
	Exide Industries, Ltd.	88,368	234,123
*	FDC, Ltd.	14,340	32,162
	Federal Bank, Ltd.	451,790	603,815
*	Federal-Mogul Goetze India, Ltd.	1,631	12,364
	Finolex Cables, Ltd.	18,226	98,988
	Finolex Industries, Ltd.	16,888	129,884
	Firstsource Solutions, Ltd.	78,398	55,800
*	Fortis Healthcare, Ltd.	117,479	205,305
*	Future Enterprises, Ltd.	81,448	28,302
	Future Lifestyle Fashions, Ltd.	3,745	24,424
*	Future Retail, Ltd.	41,879	251,565
	Gabriel India, Ltd.	24,904	32,498
	GAIL India, Ltd.	277,798	518,626
	Garware Technical Fibres, Ltd.	2,671	43,341
	Gateway Distriparks, Ltd.	28,152	44,108
	Gati, Ltd.	16,078	12,622

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Gayatri Projects, Ltd.	23,512	$48,379
	GE T&D India, Ltd.	5,381	12,025
	General Insurance Corp. of India	3,271	9,115
	Geojit Financial Services, Ltd.	10,881	3,914
*	GFL, Ltd.	13,383	176,296
	GHCL, Ltd.	19,423	58,406
	GIC Housing Finance, Ltd.	8,499	30,181
	Gillette India, Ltd.	1,021	106,041
	GlaxoSmithKline Consumer Healthcare, Ltd.	913	97,538
	GlaxoSmithKline Pharmaceuticals, Ltd.	1,028	17,974
	Glenmark Pharmaceuticals, Ltd.	42,344	261,257
	GM Breweries, Ltd.	1,739	9,907
*	GMR Infrastructure, Ltd.	389,759	84,855
	Godfrey Phillips India, Ltd.	3,450	34,775
	Godrej Agrovet, Ltd.	4,522	28,595
	Godrej Consumer Products, Ltd.	28,693	249,717
	Godrej Industries, Ltd.	7,436	50,877
*	Godrej Properties, Ltd.	3,806	52,281
	Granules India, Ltd.	70,007	92,182
	Graphite India, Ltd.	6,521	28,964
	Grasim Industries, Ltd.	49,807	565,216
	Great Eastern Shipping Co., Ltd. (The)	24,793	84,740
	Greaves Cotton, Ltd.	40,207	77,874
	Greenpanel Industries, Ltd.	23,606	3,929
	Greenply Industries, Ltd.	23,606	41,983
	Grindwell Norton, Ltd.	10,398	82,181
	GRUH Finance, Ltd.	44,010	156,084
	Gujarat Alkalies & Chemicals, Ltd.	9,984	60,214
	Gujarat Ambuja Exports, Ltd.	17,723	34,192
	Gujarat Gas, Ltd.	45,979	114,505
	Gujarat Industries Power Co., Ltd.	13,913	14,063
	Gujarat Mineral Development Corp., Ltd.	40,207	41,591
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	20,095	61,236
	Gujarat Pipavav Port, Ltd.	94,018	106,504
	Gujarat State Fertilizers & Chemicals, Ltd.	40,083	46,901
	Gujarat State Petronet, Ltd.	78,663	243,189
	Gulf Oil Lubricants India, Ltd.	3,366	37,594
*	GVK Power & Infrastructure, Ltd.	130,003	9,033
	Hatsun Agro Products, Ltd.	4,549	45,479
	Hatsun Agro Products, Ltd.	206	1,623
	Havells India, Ltd.	29,435	275,053
	HCL Technologies, Ltd.	91,476	1,371,059
	HDFC Bank, Ltd.	51,927	1,692,293
	HDFC Bank, Ltd., ADR	2,000	229,960
*	HealthCare Global Enterprises, Ltd.	498	840
	HEG, Ltd.	1,450	20,795
	HeidelbergCement India, Ltd.	32,536	90,811
	Heritage Foods, Ltd.	4,050	20,803
	Hero MotoCorp, Ltd.	7,364	250,088
	Hexaware Technologies, Ltd.	47,982	251,482
	Hikal, Ltd.	21,706	46,550
	HIL, Ltd.	758	12,741
	Himachal Futuristic Communications, Ltd.	221,560	62,825
	Himadri Speciality Chemical, Ltd.	39,781	46,516
	Himatsingka Seide, Ltd.	24,860	48,088
	Hindalco Industries, Ltd.	220,088	606,329
	Hinduja Global Solutions, Ltd.	1,337	11,480
	Hindustan Petroleum Corp., Ltd.	95,937	367,466
	Hindustan Unilever, Ltd.	30,646	765,737

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Honeywell Automation India, Ltd.	588	$196,092
*	Hotel Leela Venture, Ltd.	37,363	4,028
*	Housing Development & Infrastructure, Ltd.	146,987	25,395
	Housing Development Finance Corp., Ltd.	37,478	1,152,964
	HSIL, Ltd.	13,542	43,125
	I G Petrochemicals, Ltd.	2,442	6,827
	ICICI Bank, Ltd., Sponsored ADR	97,108	1,185,689
	ICICI Bank, Ltd.	50,380	310,915
	ICICI Lombard General Insurance Co., Ltd.	2,868	50,311
	ICICI Prudential Life Insurance Co., Ltd.	15,424	89,722
*	IDFC First Bank, Ltd.	688,563	418,063
*	IDFC, Ltd.	322,800	168,113
*	IFB Industries, Ltd.	2,668	23,413
*	IFCI, Ltd.	304,825	32,008
	IIFL Finance, Ltd.	67,491	115,061
*	IIFL Securities, Ltd.	67,491	201,987
*	IIFL Wealth Management, Ltd.	9,642	13,334
	India Cements, Ltd. (The)	82,812	105,238
	India Glycols, Ltd.	2,704	8,195
	Indiabulls Housing Finance, Ltd.	120,380	933,369
*	Indiabulls Real Estate, Ltd.	76,526	96,782
	Indiabulls Ventures, Ltd.	19,321	66,774
	Indiabulls Ventures, Ltd.	1,946	3,263
*	Indian Bank	41,656	113,067
	Indian Hotels Co., Ltd. (The)	80,106	165,487
	Indian Hume Pipe Co., Ltd.	7,493	30,700
	Indian Oil Corp., Ltd.	104,412	209,777
*	Indian Overseas Bank	226,331	36,782
	Indo Count Industries, Ltd.	24,075	11,896
	Indoco Remedies, Ltd.	4,041	9,791
	Indraprastha Gas, Ltd.	51,880	228,436
	IndusInd Bank, Ltd.	12,866	262,214
	Infibeam Avenues, Ltd.	44,412	26,753
	Info Edge India, Ltd.	1,065	34,724
	Infosys, Ltd., Sponsored ADR	22,480	254,474
	Infosys, Ltd.	521,326	5,959,994
	Ingersoll-Rand India, Ltd.	4,075	34,966
*	Inox Leisure, Ltd.	24,804	106,089
*	Inox Wind, Ltd.	8,782	6,998
*	Intellect Design Arena, Ltd.	15,315	49,763
	InterGlobe Aviation, Ltd.	10,550	238,905
*	International Paper APPM, Ltd.	2,357	14,783
	Ipca Laboratories, Ltd.	9,259	128,073
	IRB Infrastructure Developers, Ltd.	48,779	65,995
	ITC, Ltd.	316,199	1,240,713
	ITD Cementation India, Ltd.	25,447	28,720
	J Kumar Infraprojects, Ltd.	13,503	24,559
	Jagran Prakashan, Ltd.	33,725	40,911
	Jai Corp., Ltd.	9,299	10,146
	Jain Irrigation Systems, Ltd.	157,411	46,651
*	Jaiprakash Associates, Ltd.	548,665	17,413
*	Jaiprakash Power Ventures, Ltd.	482,655	12,568
*	Jammu & Kashmir Bank, Ltd. (The)	112,876	58,395
	Jamna Auto Industries, Ltd.	34,285	20,407
	JB Chemicals & Pharmaceuticals, Ltd.	11,812	64,147
	Jindal Poly Films, Ltd.	3,631	12,283
	Jindal Saw, Ltd.	62,028	60,563
*	Jindal Stainless Hisar, Ltd.	23,161	22,496
*	Jindal Stainless, Ltd.	30,116	12,878

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Jindal Steel & Power, Ltd.	152,924	$296,932
	JK Cement, Ltd.	10,057	140,288
	JK Lakshmi Cement, Ltd.	13,770	66,402
	JK Paper, Ltd.	31,079	49,626
	JK Tyre & Industries, Ltd.	29,960	30,996
	JM Financial, Ltd.	125,477	120,016
	JMC Projects India, Ltd.	18,948	32,402
	Johnson Controls-Hitachi Air Conditioning India, Ltd.	1,603	38,386
*	JSW Energy, Ltd.	171,454	168,967
	JSW Steel, Ltd.	397,413	1,362,365
	JTEKT India, Ltd.	9,992	10,240
	Jubilant Foodworks, Ltd.	18,565	322,207
	Jubilant Life Sciences, Ltd.	50,358	318,468
*	Just Dial, Ltd.	16,908	169,839
	Jyothy Labs Ltd.	17,934	39,773
	Kajaria Ceramics, Ltd.	31,187	213,549
	Kalpataru Power Transmission, Ltd.	24,528	171,090
	Kalyani Steels, Ltd.	8,223	20,365
	Kansai Nerolac Paints, Ltd.	10,517	64,784
	Karnataka Bank, Ltd. (The)	74,461	90,521
	Karur Vysya Bank, Ltd. (The)	166,660	152,049
	Kaveri Seed Co., Ltd.	9,051	58,488
	KCP, Ltd. (The)	19,778	20,949
	KEC International, Ltd.	38,887	173,163
	KEI Industries, Ltd.	24,931	158,881
*	Kiri Industries, Ltd.	4,301	30,232
	Kirloskar Brothers, Ltd.	11,621	30,225
	KNR Constructions, Ltd.	15,249	59,295
	Kolte-Patil Developers, Ltd.	11,211	34,450
	Kotak Mahindra Bank, Ltd.	21,270	467,461
*	KPIT Engineering, Ltd.	55,541	65,704
*	KPIT Technologies, Ltd.	62,453	67,912
	KPR Mill, Ltd.	7,928	66,003
	KRBL, Ltd.	28,061	90,147
	KSB, Ltd.	1,172	10,530
	L&T Finance Holdings, Ltd.	241,351	345,060
	Lakshmi Machine Works, Ltd.	669	38,993
*	Lakshmi Vilas Bank, Ltd. (The)	57,782	40,275
	Larsen & Toubro Infotech, Ltd.	6,257	137,231
	Larsen & Toubro, Ltd.	20,437	410,989
	Laurus Labs, Ltd.	8,990	43,931
	LG Balakrishnan & Bros, Ltd.	2,724	8,908
	LIC Housing Finance, Ltd.	161,907	1,211,766
	Linde India, Ltd.	5,728	41,164
	LT Foods, Ltd.	41,893	11,440
	Lupin, Ltd.	58,881	654,802
	LUX Industries, Ltd.	681	10,758
	Magma Fincorp, Ltd.	22,155	26,235
	Mahanagar Gas, Ltd.	11,558	135,525
	Maharashtra Seamless, Ltd.	9,763	58,796
	Mahindra & Mahindra Financial Services, Ltd.	78,936	347,071
	Mahindra & Mahindra, Ltd., GDR	9,424	74,335
	Mahindra & Mahindra, Ltd.	137,617	1,093,288
*	Mahindra CIE Automotive, Ltd.	19,916	51,928
	Mahindra Holidays & Resorts India, Ltd.	17,870	59,507
	Mahindra Lifespace Developers, Ltd.	10,029	54,666
	Majesco, Ltd.	3,324	22,630
	Man Infraconstruction, Ltd.	22,903	7,906
	Manappuram Finance, Ltd.	260,995	430,943

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Mangalore Refinery & Petrochemicals, Ltd.	63,805	$56,207
	Marico, Ltd.	93,949	499,983
	Marksans Pharma, Ltd.	95,755	22,429
	Maruti Suzuki India, Ltd.	7,947	629,606
	MAS Financial Services, Ltd.	1,391	11,870
	Mastek, Ltd.	1,872	10,146
*	Max Financial Services, Ltd.	31,154	187,923
*	Max India, Ltd.	26,905	23,370
	Mayur Uniquoters, Ltd.	5,050	18,196
	McLeod Russel India, Ltd.	24,846	3,723
	Meghmani Organics, Ltd.	40,612	29,258
	Minda Corp., Ltd.	30,991	37,766
	Minda Industries, Ltd.	34,659	145,721
	Mindtree, Ltd.	7,888	81,382
	MM Forgings, Ltd.	1,316	6,516
	MOIL, Ltd.	29,918	58,732
*	Morepen Laboratories, Ltd.	39,894	9,325
	Motherson Sumi Systems, Ltd.	126,669	195,363
	Motilal Oswal Financial Services, Ltd.	11,769	88,883
	Mphasis, Ltd.	18,377	248,786
	MRF, Ltd.	552	427,823
	Multi Commodity Exchange of India, Ltd.	2,129	25,137
*	Muthoot Capital Services, Ltd.	1,513	11,319
	Muthoot Finance, Ltd.	60,208	531,472
*	Nagarjuna Fertilizers & Chemicals, Ltd.	69,051	4,147
*	Narayana Hrudayalaya, Ltd.	10,746	34,670
	Natco Pharma, Ltd.	32,094	239,586
	National Aluminium Co., Ltd.	202,726	133,472
	Nava Bharat Ventures, Ltd.	45,002	58,136
	Navin Fluorine International, Ltd.	3,575	32,283
	Navneet Education, Ltd.	29,594	44,218
	NBCC India, Ltd.	83,860	51,495
	NCC, Ltd.	194,808	206,899
	NESCO, Ltd.	10,419	83,447
	Nestle India, Ltd.	3,163	533,926
	Neuland Laboratories, Ltd.	504	3,620
	NHPC, Ltd.	340,938	109,339
	NIIT Technologies, Ltd.	15,654	273,067
	NIIT, Ltd.	28,875	37,879
	Nilkamal, Ltd.	2,477	33,744
	NLC India, Ltd.	77,823	65,592
	NOCIL, Ltd.	25,360	32,455
	NRB Bearings, Ltd.	21,951	32,486
	NTPC, Ltd.	98,527	180,719
*	Oberoi Realty, Ltd.	24,103	191,341
*	Odisha Cement, Ltd.	22,775	306,978
	Oil & Natural Gas Corp., Ltd.	35,812	71,823
	Oil India, Ltd.	38,413	88,536
	Omaxe, Ltd.	17,826	51,551
	Oracle Financial Services Software, Ltd.	3,866	190,304
	Orient Cement, Ltd.	19,771	27,511
	Orient Refractories, Ltd.	7,743	20,075
*	Oriental Bank of Commerce	74,100	72,676
	Page Industries, Ltd.	731	191,884
	Paisalo Digital, Ltd.	1,863	11,117
	Parag Milk Foods, Ltd.	16,313	54,563
	PC Jeweller, Ltd.	81,097	40,362
	Persistent Systems, Ltd.	16,852	128,046
	Petronet LNG, Ltd.	314,233	1,074,052

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Pfizer, Ltd.	2,484	$107,814
	Phillips Carbon Black, Ltd.	27,109	46,936
	Phoenix Mills, Ltd.(The)	14,048	130,599
	PI Industries, Ltd.	29,390	468,721
	Pidilite Industries, Ltd.	14,480	260,218
	Piramal Enterprises, Ltd.	25,716	675,520
	PNB Housing Finance, Ltd.	581	5,959
	PNC Infratech, Ltd.	16,764	44,337
	Polyplex Corp., Ltd.	5,376	35,595
*	Power Finance Corp., Ltd.	228,582	361,380
	Power Grid Corp. of India, Ltd.	75,063	230,772
	Power Mech Projects, Ltd.	840	11,529
	Praj Industries, Ltd.	38,085	58,357
*	Prakash Industries, Ltd.	18,220	12,785
	Prestige Estates Projects, Ltd.	54,482	200,423
*	Prime Focus, Ltd.	5,458	3,388
	Prism Johnson, Ltd.	9,143	12,209
*	Procter & Gamble Health, Ltd.	2,147	147,907
	Procter & Gamble Hygiene & Health Care, Ltd.	1,532	242,138
	PSP Projects, Ltd.	3,321	23,736
	PTC India Financial Services, Ltd.	51,751	10,082
	PTC India, Ltd.	75,922	61,501
*	Punjab & Sind Bank	15,909	5,339
*	Punjab National Bank	209,721	209,936
	Puravankara, Ltd.	6,796	6,083
	PVR, Ltd.	10,800	237,046
*	Quess Corp., Ltd.	6,338	39,884
	Radico Khaitan, Ltd.	10,457	45,066
	Rain Industries Ltd.	51,180	66,035
	Rajesh Exports, Ltd.	26,295	262,521
	Rallis India, Ltd.	21,200	48,940
	Ramco Cements, Ltd. (The)	25,138	265,843
	Ramkrishna Forgings, Ltd.	5,499	36,556
	Rashtriya Chemicals & Fertilizers, Ltd.	50,739	36,522
*	RattanIndia Power, Ltd.	305,973	5,985
	Raymond, Ltd.	14,947	141,975
	RBL Bank, Ltd.	24,230	141,010
	REC, Ltd.	452,865	919,595
	Redington India, Ltd.	115,863	181,740
	Relaxo Footwears, Ltd.	13,704	82,557
*	Reliance Communications, Ltd.	403,088	8,442
	Reliance Home Finance, Ltd.	32,475	4,701
	Reliance Industries, Ltd.	48,733	1,632,952
	Reliance Industries, Ltd.	255,551	4,304,119
	Reliance Infrastructure, Ltd.	31,989	22,308
*	Reliance Power, Ltd.	225,835	12,087
	Repco Home Finance, Ltd.	20,245	95,619
	Rico Auto Industries, Ltd.	18,607	12,243
*	RP-SG Business Process Services, Ltd.	3,300	19,148
	Sadbhav Engineering, Ltd.	50,476	101,220
	Sanofi India, Ltd.	2,471	218,302
	SBI Life Insurance Co., Ltd.	3,963	45,790
	Schaeffler India, Ltd.	1,115	68,805
	Security & Intelligence Services India, Ltd.	1,801	21,865
*	Sequent Scientific, Ltd.	31,610	31,861
	SH Kelkar & Co., Ltd.	2,220	3,752
	Shankara Building Products, Ltd.	1,458	5,898
	Sharda Cropchem, Ltd.	9,288	35,269
	Sharda Motor Industries, Ltd.	272	3,801

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Shilpa Medicare, Ltd.	6,077	$31,362
*	Shipping Corp. of India, Ltd.	48,621	20,269
	Shoppers Stop, Ltd.	3,960	21,558
	Shree Cement, Ltd.	1,212	354,044
	Shriram City Union Finance, Ltd.	3,178	62,585
	Shriram Transport Finance Co., Ltd.	49,268	689,426
	Siemens, Ltd.	1,769	29,316
	Simplex Infrastructures, Ltd.	3,825	4,332
*	Sintex Plastics Technology, Ltd.	132,335	9,762
	Siyaram Silk Mills, Ltd.	5,283	19,385
	SKF India, Ltd.	3,394	90,507
	SML ISUZU, Ltd.	2,162	17,951
	Sobha, Ltd.	22,239	176,905
	Solar Industries India, Ltd.	4,377	72,023
*	Solara Active Pharma Sciences, Ltd.	2,772	13,589
	Somany Ceramics, Ltd.	7,496	38,262
	Sonata Software, Ltd.	22,141	103,826
	South Indian Bank, Ltd. (The)	413,283	73,272
*	Spencer's Retail Ltd.	9,900	9,918
	Srei Infrastructure Finance, Ltd.	85,602	14,754
	SRF, Ltd.	8,369	327,376
	Srikalahasthi Pipes, Ltd.	2,107	5,125
	Star Cement, Ltd.	8,363	12,276
*	State Bank of India	153,210	736,983
*	State Bank of India, GDR	226	10,926
*	State Bank of India, GDR	490	23,716
*	Steel Authority of India, Ltd.	208,678	128,885
	Sterlite Technologies, Ltd.	45,756	98,727
	Strides Pharma Science, Ltd.	23,701	134,941
	Subros, Ltd.	10,510	29,987
	Sudarshan Chemical Industries	7,007	33,436
	Sun Pharmaceutical Industries, Ltd.	106,907	660,097
	Sun TV Network, Ltd.	39,645	271,467
	Sundaram-Clayton, Ltd.	625	19,203
	Sundram Fasteners, Ltd.	24,211	154,328
	Sunteck Realty, Ltd.	20,427	114,165
	Suprajit Engineering, Ltd.	18,045	50,023
	Supreme Industries, Ltd.	21,778	335,890
	Supreme Petrochem, Ltd.	17,029	45,240
	Surya Roshni, Ltd.	10,195	27,616
	Sutlej Textiles and Industries, Ltd.	8,019	3,182
	Suven Life Sciences, Ltd.	25,013	83,437
*	Suzlon Energy, Ltd.	648,648	39,426
	Swaraj Engines, Ltd.	1,454	21,831
	Symphony, Ltd.	4,435	77,064
*	Syndicate Bank	341,829	157,342
	Syngene International, Ltd.	14,924	65,170
	TAKE Solutions, Ltd.	21,777	30,004
	Tamil Nadu Newsprint & Papers, Ltd.	9,810	22,100
	Tata Chemicals, Ltd.	43,095	361,687
	Tata Communications, Ltd.	12,550	85,283
	Tata Consultancy Services, Ltd.	67,309	2,149,824
	Tata Elxsi, Ltd.	9,456	87,329
	Tata Global Beverages, Ltd.	152,631	554,190
	Tata Metaliks, Ltd.	5,278	40,134
*	Tata Motors, Ltd.	553,499	1,083,966
	Tata Power Co., Ltd. (The)	260,328	228,101
	Tata Sponge Iron, Ltd.	5,359	35,583
	Tata Steel, Ltd.	147,600	924,147

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	TCI Express, Ltd.	3,908	$32,172
	Tech Mahindra, Ltd.	170,682	1,570,004
*	Techno Electric & Engineering Co., Ltd.	13,851	51,008
	Tejas Networks, Ltd.	11,379	15,013
	Texmaco Rail & Engineering, Ltd.	24,867	17,200
	Thermax, Ltd.	3,658	58,092
	Thirumalai Chemicals, Ltd.	18,070	16,467
	Thomas Cook India, Ltd.	22,854	62,006
	Thyrocare Technologies, Ltd.	5,937	38,584
*	TI Financial Holdings, Ltd.	26,134	173,647
	Tide Water Oil Co India, Ltd.	261	16,974
	Time Technoplast, Ltd.	45,379	52,260
	Timken India, Ltd.	5,879	59,600
	Tinplate Co. of India, Ltd. (The)	13,266	21,127
	Titagarh Wagons, Ltd.	15,510	7,921
	Titan Co., Ltd.	46,986	717,714
	Torrent Pharmaceuticals, Ltd.	11,562	279,527
	Torrent Power, Ltd.	36,474	160,882
	Transport Corp. of India, Ltd.	11,637	44,637
	Trent, Ltd.	6,550	37,739
	Trident, Ltd.	50,451	38,724
	Triveni Engineering & Industries, Ltd.	36,941	29,299
	Triveni Turbine, Ltd.	34,210	50,809
	TTK Prestige, Ltd.	426	33,519
	Tube Investments of India, Ltd.	34,439	173,379
	TV Today Network, Ltd.	9,445	36,963
*	TV18 Broadcast, Ltd.	190,935	59,855
	TVS Srichakra, Ltd.	1,157	26,634
*	UCO Bank	227,991	54,804
	Uflex, Ltd.	15,054	47,862
	UFO Moviez India, Ltd.	5,376	12,458
	UltraTech Cement, Ltd.	5,926	371,709
	Unichem Laboratories, Ltd.	12,637	30,747
*	Union Bank of India	155,791	151,940
	Uniply Industries, Ltd.	11,130	8,084
*	Unitech, Ltd.	482,996	6,981
	United Breweries, Ltd.	8,333	170,860
*	United Spirits, Ltd.	50,174	430,991
	UPL, Ltd.	245,772	2,115,479
	VA Tech Wabag, Ltd.	11,864	49,803
	Vaibhav Global, Ltd.	2,986	39,172
	Vakrangee, Ltd.	74,772	36,813
	Vardhman Textiles, Ltd.	7,337	97,137
	Vedanta, Ltd.	373,778	828,753
	Vedanta, Ltd., ADR	28,241	246,547
	Venky's India, Ltd.	2,499	44,513
	Vesuvius India, Ltd.	1,061	15,392
	V-Guard Industries, Ltd.	24,622	83,361
	Vinati Organics, Ltd.	5,750	151,412
	Vindhya Telelinks, Ltd.	1,145	15,421
	VIP Industries, Ltd.	10,856	59,839
	V-Mart Retail, Ltd.	800	21,649
*	Vodafone Idea, Ltd.	2,518,391	252,234
	Voltas, Ltd.	10,368	87,132
	VRL Logistics, Ltd.	11,268	38,730
	VST Industries, Ltd.	1,064	51,727
	WABCO India, Ltd.	876	77,245
	Welspun Corp., Ltd.	36,901	60,442
	Welspun Enterprises, Ltd.	7,231	10,681

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Welspun India, Ltd.	156,632	$115,012
	West Coast Paper Mills, Ltd.	12,018	38,363
	Whirlpool of India, Ltd.	4,838	109,212
	Wipro, Ltd.	166,080	640,456
*	Wockhardt, Ltd.	13,260	59,661
	Yes Bank, Ltd.	494,114	640,426
	Zee Entertainment Enterprises, Ltd.	100,015	522,880
	Zee Learn, Ltd.	23,196	6,873
*	Zee Media Corp., Ltd.	27,305	4,657
	Zensar Technologies, Ltd.	22,305	68,163
TOTAL INDIA			105,697,540
INDONESIA — (0.6%)
	Ace Hardware Indonesia Tbk PT	1,935,200	252,850
	Adaro Energy Tbk PT	9,821,400	883,223
	Adhi Karya Persero Tbk PT	1,072,687	112,710
*	Agung Podomoro Land Tbk PT	2,441,400	35,057
	AKR Corporindo Tbk PT	512,700	145,561
*	Alam Sutera Realty Tbk PT	6,082,600	143,532
	Aneka Tambang Tbk PT	3,929,720	258,879
	Arwana Citramulia Tbk PT	232,600	9,368
	Asahimas Flat Glass Tbk PT	86,500	32,622
	Astra Agro Lestari Tbk PT	197,889	140,494
	Astra International Tbk PT	1,243,900	616,514
*	Astrindo Nusantara Infrastructure Tbk PT	3,406,400	12,138
*	Asuransi Kresna Mitra Tbk PT	245,400	15,230
*	Bank Bukopin Tbk	2,664,000	56,495
	Bank Central Asia Tbk PT	388,600	853,123
	Bank Danamon Indonesia Tbk PT	627,263	226,835
	Bank Mandiri Persero Tbk PT	1,187,218	667,922
	Bank Negara Indonesia Persero Tbk PT	1,466,520	879,169
*	Bank Pan Indonesia Tbk PT	1,316,000	134,686
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,163,400	131,497
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,666,800	75,985
*	Bank Permata Tbk PT	1,447,325	97,392
	Bank Rakyat Indonesia Persero Tbk PT	6,638,000	2,103,436
	Bank Tabungan Negara Persero Tbk PT	1,103,441	191,743
	Barito Pacific Tbk PT	2,790,800	769,581
	Bayan Resources Tbk PT	16,000	19,242
	Bekasi Fajar Industrial Estate Tbk PT	2,056,600	46,481
*	Berlian Laju Tanker Tbk PT	514,666	1,836
	BISI International Tbk PT	468,500	47,373
*	Buana Lintas Lautan Tbk PT	2,625,600	39,242
	Bukit Asam Tbk PT	1,560,500	303,276
*	Bumi Serpong Damai Tbk PT	2,092,800	210,070
*	Bumi Teknokultura Unggul Tbk PT	2,300,800	12,142
	Charoen Pokphand Indonesia Tbk PT	1,011,100	386,904
	Ciputra Development Tbk PT	5,847,371	512,663
*	Citra Marga Nusaphala Persada Tbk PT	517,167	50,122
*	City Retail Developments Tbk PT	911,900	9,111
*	Delta Dunia Makmur Tbk PT	4,476,500	153,919
*	Eagle High Plantations Tbk PT	4,587,600	46,636
	Elnusa Tbk PT	1,814,900	46,371
	Erajaya Swasembada Tbk PT	626,100	93,224
*	Gajah Tunggal Tbk PT	1,049,800	51,490
*	Garuda Indonesia Persero Tbk PT	1,784,500	50,843
	Global Mediacom Tbk PT	3,675,000	101,528
	Gudang Garam Tbk PT	61,000	327,686
*	Hanson International Tbk PT	17,616,800	129,435

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Indah Kiat Pulp & Paper Corp. Tbk PT	980,300	$517,333
	Indika Energy Tbk PT	1,022,000	107,314
	Indo Tambangraya Megah Tbk PT	183,800	219,598
	Indocement Tunggal Prakarsa Tbk PT	66,000	104,852
	Indofood CBP Sukses Makmur Tbk PT	279,300	212,426
	Indofood Sukses Makmur Tbk PT	1,536,200	771,292
	Indomobil Sukses Internasional Tbk PT	127,200	21,607
	Indo-Rama Synthetics Tbk PT	40,300	12,829
*	Indosat Tbk PT	272,050	66,021
	Industri dan Perdagangan Bintraco Dharma Tbk PT	696,000	12,293
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,286,700	92,709
*	Inti Agri Resources Tbk PT	473,600	1,758
*	Intikeramik Alamasri Industri Tbk PT	1,513,300	15,103
	Intiland Development Tbk PT	3,125,700	98,586
	Japfa Comfeed Indonesia Tbk PT	2,168,300	246,459
	Jasa Marga Persero Tbk PT	255,626	108,564
	Jaya Real Property Tbk PT	293,000	11,592
	Kalbe Farma Tbk PT	2,130,000	222,566
	Kapuas Prima Coal Tbk PT	1,024,000	39,825
*	Kawasan Industri Jababeka Tbk PT	5,953,389	130,692
	KMI Wire & Cable Tbk PT	964,700	41,220
*	Krakatau Steel Persero Tbk PT	2,016,837	49,632
*	Kresna Graha Investama Tbk PT	3,143,100	128,824
	Link Net Tbk PT	292,600	94,270
*	Lippo Cikarang Tbk PT	848,155	100,252
	Lippo Karawaci Tbk PT	18,632,395	371,297
	Malindo Feedmill Tbk PT	473,600	37,386
	Matahari Department Store Tbk PT	901,900	237,956
	Mayora Indah Tbk PT	2,753,725	488,352
*	Medco Energi Internasional Tbk PT	3,664,667	220,592
	Media Nusantara Citra Tbk PT	2,591,200	252,898
	Metrodata Electronics Tbk PT	295,300	27,245
	Mitra Adiperkasa Tbk PT	4,108,300	276,435
	Mitra Keluarga Karyasehat Tbk PT	420,900	60,834
*	MNC Investama Tbk PT	9,936,200	55,173
	Modernland Realty Tbk PT	3,322,300	62,350
*	Multistrada Arah Sarana Tbk PT	167,600	7,406
	Nippon Indosari Corpindo Tbk PT	323,700	29,754
	Pabrik Kertas Tjiwi Kimia Tbk PT	155,000	131,712
*	Pacific Strategic Financial Tbk PT	553,200	26,049
	Pakuwon Jati Tbk PT	4,335,300	226,494
	Pan Brothers Tbk PT	1,291,500	65,978
*	Panin Financial Tbk PT	8,949,500	222,880
*	Paninvest Tbk PT	148,100	14,384
*	Pelayaran Tamarin Samudra Tbk PT	537,000	18,672
	Perusahaan Gas Negara Tbk PT	1,640,000	238,265
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,560,700	117,667
*	Pool Advista Indonesia Tbk PT	91,300	12,567
	PP Persero Tbk PT	1,508,154	228,871
	PP Properti Tbk PT	2,876,700	23,311
	Puradelta Lestari Tbk PT	2,214,800	47,941
	Ramayana Lestari Sentosa Tbk PT	1,111,824	106,533
*	Rimo International Lestari Tbk PT	3,021,600	28,259
	Salim Ivomas Pratama Tbk PT	1,950,400	46,679
	Sawit Sumbermas Sarana Tbk PT	1,815,600	130,623
	Selamat Sempurna Tbk PT	576,100	63,430
	Semen Baturaja Persero Tbk PT	772,600	54,506
	Semen Indonesia Persero Tbk PT	433,400	393,977
*	Sentul City Tbk PT	10,397,200	109,775

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Siloam International Hospitals Tbk PT	132,431	$59,361
*	Sitara Propertindo Tbk PT	358,500	19,043
	Sri Rejeki Isman Tbk PT	4,830,100	120,333
	Summarecon Agung Tbk PT	3,716,100	349,310
	Surya Citra Media Tbk PT	1,153,600	126,851
*	Surya Esa Perkasa Tbk PT	1,124,200	23,326
	Surya Semesta Internusa Tbk PT	1,861,600	107,248
	Telekomunikasi Indonesia Persero Tbk PT	206,200	62,928
	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	12,307	370,810
	Tempo Scan Pacific Tbk PT	206,900	23,152
*	Tiga Pilar Sejahtera Food Tbk	839,100	1,886
	Timah Tbk PT	1,442,756	105,888
	Tiphone Mobile Indonesia Tbk PT	784,500	21,148
*	Totalindo Eka Persada Tbk PT	288,000	12,617
	Tower Bersama Infrastructure Tbk PT	496,600	148,656
*	Trada Alam Minera Tbk PT	5,604,000	47,072
	Tunas Baru Lampung Tbk PT	1,270,400	72,748
	Tunas Ridean Tbk PT	537,500	39,489
	Unilever Indonesia Tbk PT	64,200	198,934
	United Tractors Tbk PT	593,024	1,050,400
*	Vale Indonesia Tbk PT	716,600	153,369
*	Visi Media Asia Tbk PT	4,205,000	33,527
	Waskita Beton Precast Tbk PT	5,424,200	139,807
	Waskita Karya Persero Tbk PT	3,338,063	483,338
	Wijaya Karya Beton Tbk PT	1,962,100	81,540
	Wijaya Karya Persero Tbk PT	1,429,459	236,228
*	XL Axiata Tbk PT	1,923,600	440,788
TOTAL INDONESIA			23,879,301
IRELAND — (0.5%)
	AIB Group P.L.C.	151,416	518,620
	Bank of Ireland Group P.L.C.	287,392	1,268,169
	C&C Group P.L.C.	81,512	370,930
*	Cairn Homes P.L.C	2,651	3,148
	CRH P.L.C.	1,971	65,596
	CRH P.L.C., Sponsored ADR	148,893	4,967,070
	Datalex P.L.C.	10,868	11,106
	FBD Holdings P.L.C.	7,366	77,324
	Flutter Entertainment P.L.C.	24,674	1,948,967
	Flutter Entertainment P.L.C.	2,126	168,628
	Glanbia P.L.C.	100,289	1,305,504
*	IFG Group P.L.C.	10,052	23,189
	Irish Continental Group P.L.C.	52,604	240,994
*	Kenmare Resources P.L.C.	385	1,003
	Kerry Group P.L.C., Class A	14,315	1,665,627
	Kingspan Group P.L.C.	50,750	2,482,198
*	Permanent TSB Group Holdings P.L.C.	11,387	14,348
	Smurfit Kappa Group P.L.C.	96,110	3,023,783
TOTAL IRELAND			18,156,204
ISRAEL — (0.6%)
	Afcon Holdings, Ltd.	628	31,830
*	AFI Properties, Ltd.	4,516	138,370
*	Airport City, Ltd.	23,129	424,165
*	Albaad Massuot Yitzhak, Ltd.	638	4,215
*	Allot, Ltd.	5,226	37,712
	Alrov Properties and Lodgings, Ltd.	2,753	103,523
	Amot Investments, Ltd.	42,477	299,492

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Arad, Ltd.	2,321	$32,938
*	Arko Holdings, Ltd.	70,066	30,087
	Ashtrom Group, Ltd.	4,898	41,639
	Ashtrom Properties, Ltd.	5,949	32,388
	AudioCodes, Ltd.	3,346	64,639
*	Avgol Industries 1953, Ltd.	26,233	26,340
*	Azorim-Investment Development & Construction Co., Ltd.	30,502	51,057
	Azrieli Group, Ltd.	6,148	431,194
	Bank Hapoalim BM	254,790	1,926,862
	Bank Leumi Le-Israel BM	474,614	3,452,586
	Bayside Land Corp.	381	204,859
	Bet Shemesh Engines Holdings 1997, Ltd.	1,171	37,620
	Bezeq The Israeli Telecommunication Corp., Ltd.	265,698	180,765
*	Big Shopping Centers, Ltd.	1,423	111,313
	Blue Square Real Estate, Ltd.	1,707	76,609
*	Brack Capital Properties NV	710	69,340
*	Camtek, Ltd.	37	359
	Carasso Motors, Ltd.	7,791	31,489
*	Cellcom Israel, Ltd.	27,071	77,495
*	Cellcom Israel, Ltd.	11,977	34,374
*	Ceragon Networks, Ltd.	16,269	49,458
*	Clal Biotechnology Industries, Ltd.	41,016	20,113
*	Clal Insurance Enterprises Holdings, Ltd.	11,416	184,560
	Danel Adir Yeoshua, Ltd.	1,587	111,603
	Delek Automotive Systems, Ltd.	14,896	63,349
	Delek Group, Ltd.	1,225	186,816
	Delta-Galil Industries, Ltd.	7,386	215,118
	Direct Insurance Financial Investments, Ltd.	7,542	85,874
	Dor Alon Energy in Israel 1988, Ltd.	1,389	22,734
*	El Al Israel Airlines	342,944	87,162
	Elbit Systems, Ltd.	2,679	428,603
	Elbit Systems, Ltd.	1,800	287,280
	Electra Consumer Products 1970, Ltd.	5,785	80,687
*	Electra Real Estate, Ltd.	2,484	12,847
	Electra, Ltd.	1,001	283,904
*	Energix-Renewable Energies, Ltd.	20,253	40,221
*	Equital, Ltd.	10,987	358,919
*	First International Bank Of Israel, Ltd.	19,943	514,067
	FMS Enterprises Migun, Ltd.	917	26,088
	Formula Systems 1985, Ltd.	5,389	305,030
	Fox Wizel, Ltd.	6,475	193,973
	Gilat Satellite Networks, Ltd.	11,636	97,747
	Hadera Paper, Ltd.	3,184	181,253
	Hamlet Israel-Canada, Ltd.	1,748	35,594
	Harel Insurance Investments & Financial Services, Ltd.	62,595	488,755
	Hilan, Ltd.	5,686	197,589
	IDI Insurance Co., Ltd.	2,159	77,545
	IES Holdings, Ltd.	436	29,132
*	Industrial Buildings Corp., Ltd.	66,848	143,646
	Inrom Construction Industries, Ltd.	21,650	85,197
	Israel Canada T.R, Ltd.	36,509	50,961
	Israel Chemicals, Ltd.	64,027	344,592
	Israel Discount Bank, Ltd., Class A	382,322	1,650,112
	Israel Land Development - Urban Renewal, Ltd.	1,092	10,984
	Isras Investment Co., Ltd.	110	18,396
*	Kamada, Ltd.	6,921	39,521
	Kenon Holdings, Ltd.	5,006	105,281
	Kerur Holdings, Ltd.	2,125	56,842
	Klil Industries, Ltd.	429	40,624

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Malam - Team, Ltd.	176	$21,923
	Matrix IT, Ltd.	14,912	234,234
	Maytronics, Ltd.	13,459	95,400
	Mediterranean Towers, Ltd.	19,682	45,764
	Mega Or Holdings, Ltd.	3,829	75,295
	Meitav Dash Investments, Ltd.	7,442	27,924
	Melisron, Ltd.	1,879	98,679
	Menora Mivtachim Holdings, Ltd.	13,207	211,069
	Migdal Insurance & Financial Holding, Ltd.	181,872	221,616
*	Mizrahi Tefahot Bank, Ltd.	44,429	1,066,050
	Municipal Bank, Ltd.	75	15,565
	Naphtha Israel Petroleum Corp., Ltd.	24,518	161,300
	Neto ME Holdings, Ltd.	679	60,711
*	Nice, Ltd., Sponsored ADR	7,239	1,105,540
*	Nova Measuring Instruments, Ltd.	8,248	241,464
*	Oil Refineries, Ltd.	977,915	524,719
	One Software Technologies, Ltd.	1,100	68,054
	OPC Energy, Ltd.	9,401	74,386
*	Partner Communications Co., Ltd.	81,126	331,041
*	Partner Communications Co., Ltd., ADR	1,600	6,528
	Paz Oil Co., Ltd.	3,315	469,489
	Phoenix Holdings, Ltd. (The)	50,044	312,003
	Plasson Industries, Ltd.	1,457	58,818
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	2,148	113,356
	Scope Metals Group, Ltd.	4,129	100,391
	Shapir Engineering and Industry, Ltd.	30,549	116,102
	Shikun & Binui, Ltd.	115,380	396,748
	Shufersal, Ltd.	31,507	231,749
	Strauss Group, Ltd.	9,128	275,421
	Summit Real Estate Holdings, Ltd.	7,164	70,912
*	Suny Cellular Communication, Ltd.	38,947	21,047
	Tadiran Holdings, Ltd.	1,130	41,731
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	16,208	128,529
*	Tower Semiconductor, Ltd.	15,804	310,865
*	Tower Semiconductor, Ltd.	4,323	84,787
*	Union Bank of Israel	4,714	22,400
	YH Dimri Construction & Development, Ltd.	1,092	23,967
TOTAL ISRAEL			22,631,014
ITALY — (2.0%)
*	A.S. Roma SpA	66,579	37,711
	A2A SpA	757,223	1,323,612
	ACEA SpA	30,673	576,758
*	Aeffe SpA	11,360	21,789
	Amplifon SpA	44,383	1,093,922
	Anima Holding SpA	95,584	351,378
*	Arnoldo Mondadori Editore SpA	71,829	117,005
	Ascopiave SpA	31,833	144,671
	Assicurazioni Generali SpA	84,093	1,568,361
	Atlantia SpA	27,082	696,438
	Autogrill SpA	44,910	474,680
	Autostrade Meridionali SpA	305	10,569
	Azimut Holding SpA	48,194	903,267
*	Banca Carige SpA	289,369	352
	Banca Farmafactoring SpA	20,907	112,997
	Banca Finnat Euramerica SpA	36,232	11,685
	Banca Generali SpA	17,997	523,981
	Banca IFIS SpA	12,169	171,923
	Banca Mediolanum SpA	47,697	341,279

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Banca Monte dei Paschi di Siena SpA	3,026	$4,377
	Banca Popolare di Sondrio SCPA	206,084	428,268
	Banca Profilo SpA	61,003	10,433
	Banca Sistema SpA	22,699	31,320
*	Banco BPM SpA	860,585	1,604,402
	Banco di Desio e della Brianza SpA	12,951	28,277
	BasicNet SpA	15,391	77,166
	BE	57,250	63,293
	Biesse SpA	5,154	64,171
	BPER Banca	232,366	864,559
	Brunello Cucinelli SpA	10,752	340,530
	Buzzi Unicem SpA	26,107	530,570
	Cairo Communication SpA	45,366	129,971
	Carraro SpA	8,063	17,163
	Cementir Holding SpA	27,672	194,344
	Cerved Group SpA	60,383	475,806
	CIR-Compagnie Industriali Riunite SpA	158,960	175,669
	CNH Industrial NV	187,473	1,898,258
	Credito Emiliano SpA	44,490	222,811
*	Credito Valtellinese SpA	3,220,315	190,493
*	d'Amico International Shipping SA	132,518	14,144
	Danieli & C Officine Meccaniche SpA	6,446	112,363
	Datalogic SpA	4,298	75,573
	Davide Campari-Milano SpA	124,346	1,156,465
	De' Longhi SpA	16,180	325,317
	DiaSorin SpA	7,840	909,226
	doValue SpA	3,407	42,591
	El.En. SpA	1,776	34,676
*	Elica SpA	4,280	10,200
	Emak SpA	29,309	31,810
	Enel SpA	936,477	6,406,087
	Eni SpA	387,838	6,058,533
	Eni SpA, Sponsored ADR	26,710	836,290
	ERG SpA	26,974	521,614
	Esprinet SpA	24,551	82,469
*	Eurotech SpA	11,463	62,003
	Falck Renewables SpA	79,144	365,644
	Ferrari NV	17,952	2,890,800
	Ferrari NV	559	90,044
	Fiat Chrysler Automobiles NV	249,186	3,338,203
	Fiat Chrysler Automobiles NV	79,083	1,043,105
	Fiera Milano SpA	7,744	33,672
	Fila SpA	6,803	99,723
*	Fincantieri SpA	66,621	68,814
	FinecoBank Banca Fineco SpA	142,208	1,414,682
	FNM SpA	64,413	36,240
	Freni Brembo SpA	58,777	601,205
*	GEDI Gruppo Editoriale SpA	33,656	10,609
	Gefran SpA	1,949	14,271
	Geox SpA	25,019	35,139
	Gruppo MutuiOnline SpA	12,607	214,904
	Hera SpA	377,579	1,405,883
	IMA Industria Macchine Automatiche SpA	6,722	527,768
*	IMMSI SpA	154,940	106,253
	Infrastrutture Wireless Italiane SpA	34,072	344,677
	Interpump Group SpA	24,168	679,345
	Intesa Sanpaolo SpA	1,498,786	3,250,726
	Iren SpA	225,767	590,723
	Italgas SpA	168,503	1,064,730

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Juventus Football Club SpA	149,340	$256,713
	La Doria SpA	4,431	39,329
	Leonardo SpA	110,299	1,342,928
	LU-VE SpA	1,368	17,305
#	Maire Tecnimont SpA	57,102	137,426
	MARR SpA	10,967	236,406
	Massimo Zanetti Beverage Group SpA	7,385	46,727
#*	Mediaset SpA	308,562	903,747
	Mediobanca Banca di Credito Finanziario SpA	187,570	1,878,708
	Moncler SpA	44,480	1,826,359
*	OVS SpA	110,569	194,547
	Piaggio & C SpA	120,217	361,073
	Pirelli & C SpA	57,201	336,924
	Poste Italiane SpA	113,376	1,209,974
	Prima Industrie SpA	2,367	39,613
	Prysmian SpA	28,368	584,001
	RAI Way SpA	23,449	139,167
	Recordati SpA	21,288	953,379
	Reno de Medici SpA	121,336	92,225
	Reply SpA	4,940	330,510
	Retelit SpA	36,467	60,575
	Rizzoli Corriere Della Sera Mediagroup SpA	34,455	36,945
	Sabaf SpA	2,072	33,575
	SAES Getters SpA	713	16,838
*	Safilo Group SpA	17,360	16,839
*	Saipem SpA	190,530	941,705
*	Salini Impregilo SpA	30,099	57,546
	Salvatore Ferragamo SpA	16,854	353,466
	Saras SpA	368,419	606,436
	Servizi Italia SpA	5,016	17,744
	Sesa SpA	1,443	56,844
	Snam SpA	194,620	955,539
	Societa Cattolica di Assicurazioni SC	83,860	711,633
	Societa Iniziative Autostradali e Servizi SpA	19,190	363,996
*	Sogefi SpA	33,393	44,497
	SOL SpA	10,344	123,508
	Technogym SpA	37,737	405,364
*	Telecom Italia SpA	3,764,104	2,116,280
*	Telecom Italia SpA, Sponsored ADR	48,868	271,706
	Tenaris SA, ADR	1,800	44,964
	Terna Rete Elettrica Nazionale SpA	183,955	1,120,262
*	Tinexta S.p.A.	7,970	108,880
*	Tiscali SpA	763,357	11,447
#	Tod's SpA	5,252	261,513
*	TREVI - Finanziaria Industriale SpA	34,212	9,361
	TXT e-solutions SpA	926	8,578
	UniCredit SpA	162,667	1,915,324
	Unieuro SpA	4,908	67,371
	Unione di Banche Italiane SpA	447,736	1,149,507
	Unipol Gruppo SpA	224,129	1,149,709
	UnipolSai Assicurazioni SpA	324,387	845,686
	Zignago Vetro SpA	9,750	110,231
TOTAL ITALY			75,661,710
JAPAN — (16.7%)
	77 Bank, Ltd. (The)	28,100	400,608
	A&A Material Corp.	1,800	16,875
	A&D Co., Ltd.	10,900	78,594
	ABC-Mart, Inc.	3,400	214,887

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Abist Co., Ltd.	2,200	$54,517
	Achilles Corp.	6,300	117,745
	Acom Co., Ltd.	45,100	159,314
	AD Works Co., Ltd.	81,800	25,471
	Adastria Co., Ltd.	17,480	342,074
	ADEKA Corp.	39,600	579,195
	Ad-sol Nissin Corp.	800	14,121
	Adtec Plasma Technology Co., Ltd.	1,400	9,690
	Advan Co., Ltd.	7,000	71,129
	Advance Create Co., Ltd.	1,300	22,197
	Advanex, Inc.	400	6,205
	Advantage Risk Management Co., Ltd.	2,100	14,286
	Advantest Corp.	28,700	1,105,204
*	Adventure, Inc.	600	18,426
	Aeon Co., Ltd.	196,905	3,407,289
	Aeon Delight Co., Ltd.	10,000	297,963
	Aeon Fantasy Co., Ltd.	5,400	155,501
	AEON Financial Service Co., Ltd.	32,800	529,141
	Aeon Hokkaido Corp.	12,000	81,506
	Aeon Mall Co., Ltd.	16,280	249,926
	Aeria, Inc.	8,800	67,418
	AFC-HD AMS Life Science Co., Ltd.	1,800	10,926
	AGC, Inc.	73,300	2,245,175
	Ahresty Corp.	9,700	50,976
	Ai Holdings Corp.	13,300	207,651
	Aica Kogyo Co., Ltd.	13,100	377,373
	Aichi Bank, Ltd. (The)	3,600	123,431
	Aichi Corp.	16,800	105,212
	Aichi Steel Corp.	5,000	155,967
	Aichi Tokei Denki Co., Ltd.	1,400	53,957
	Aida Engineering, Ltd.	23,700	187,605
*	Aiful Corp.	138,400	282,095
	Ain Holdings, Inc.	15,100	825,983
	Air Water, Inc.	73,000	1,193,035
	Airport Facilities Co., Ltd.	9,700	45,798
	Aisan Industry Co., Ltd.	19,700	131,805
	Aisin Seiki Co., Ltd.	41,862	1,360,437
	AIT Corp.	3,000	27,825
	Ajinomoto Co., Inc.	43,500	779,453
	Ajis Co., Ltd.	1,600	50,505
	Akatsuki Corp.	4,000	12,390
	Akatsuki, Inc.	1,900	127,539
#*	Akebono Brake Industry Co., Ltd.	57,200	80,286
	Akita Bank, Ltd. (The)	10,000	183,402
	Albis Co., Ltd.	2,600	60,653
	Alconix Corp.	12,700	151,314
	Alfresa Holdings Corp.	7,800	188,058
	Alinco, Inc.	7,800	69,461
	Alleanza Holdings Co., Ltd.	4,900	36,894
	Alpen Co., Ltd.	8,500	121,302
	Alpha Corp.	2,600	30,179
	Alps Alpine Co., Ltd.	50,500	919,318
	Alps Logistics Co., Ltd.	4,400	30,241
	Altech Corp.	5,610	86,545
	Amada Holdings Co., Ltd.	60,700	667,373
	Amano Corp.	15,300	460,263
	Amiyaki Tei Co., Ltd.	2,700	85,827
	Amuse, Inc.	1,700	37,924
	ANA Holdings, Inc.	5,100	171,179

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Anabuki Kosan, Inc.	600	$15,668
	Anest Iwata Corp.	11,600	97,809
	Anicom Holdings, Inc.	3,300	114,952
	AOI TYO Holdings, Inc.	10,554	68,998
	AOKI Holdings, Inc.	19,000	186,316
	Aomori Bank, Ltd. (The)	9,000	220,531
	Aoyama Trading Co., Ltd.	20,500	381,763
	Aoyama Zaisan Networks Co., Ltd.	2,900	39,329
	Aozora Bank, Ltd.	39,100	896,075
	Apaman Co., Ltd.	3,400	30,487
	Arakawa Chemical Industries, Ltd.	8,300	112,264
	Arata Corp.	4,800	155,367
	Arcland Sakamoto Co., Ltd.	13,400	162,230
	Arcland Service Holdings Co., Ltd.	5,000	87,529
	Arcs Co., Ltd.	17,900	372,333
	Arealink Co., Ltd.	2,200	25,894
	Ariake Japan Co., Ltd.	4,300	265,690
*	Arrk Corp.	11,700	10,814
	Artnature, Inc.	11,000	66,186
	ArtSpark Holdings, Inc.	2,900	23,285
	As One Corp.	2,400	198,696
	Asahi Broadcasting Group Holdings Corp.	3,800	24,901
	Asahi Co., Ltd.	5,800	67,284
	Asahi Diamond Industrial Co., Ltd.	26,700	164,898
	Asahi Group Holdings, Ltd.	33,300	1,442,387
	Asahi Holdings, Inc.	19,700	409,065
	Asahi Intecc Co., Ltd.	28,200	736,903
	Asahi Kasei Corp.	342,000	3,479,127
	Asahi Kogyosha Co., Ltd.	1,900	47,050
	Asahi Net, Inc.	4,300	26,958
	Asahi Yukizai Corp.	6,100	76,643
	Asante, Inc.	2,700	49,343
	Asanuma Corp.	3,600	114,839
	Asax Co., Ltd.	300	1,616
	Ashimori Industry Co., Ltd.	3,300	46,499
	Asia Pile Holdings Corp.	11,800	58,253
	Asics Corp.	28,100	301,091
	ASKA Pharmaceutical Co., Ltd.	17,000	203,300
	ASKUL Corp.	2,400	59,826
	Astellas Pharma, Inc.	154,400	2,188,140
	Asti Corp.	800	13,034
#	Asukanet Co., Ltd.	3,100	43,437
	Asunaro Aoki Construction Co., Ltd.	6,600	49,856
	Ateam, Inc.	3,800	38,731
	Atom Corp.	34,300	314,107
	Autobacs Seven Co., Ltd.	20,100	327,091
	Avant Corp.	600	10,688
	Avex, Inc.	19,000	244,288
	Awa Bank, Ltd. (The)	17,500	397,263
	Axial Retailing, Inc.	9,600	332,571
	Azbil Corp.	22,800	544,282
	Bandai Namco Holdings, Inc.	20,900	1,123,568
	Bando Chemical Industries, Ltd.	15,300	132,033
	Bank of Iwate, Ltd. (The)	6,500	159,913
	Bank of Kochi, Ltd. (The)	2,800	19,380
	Bank of Kyoto, Ltd. (The)	17,000	659,768
	Bank of Nagoya, Ltd. (The)	5,900	183,071
	Bank of Okinawa, Ltd. (The)	10,080	309,793
	Bank of Saga, Ltd. (The)	12,101	168,875

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Bank of the Ryukyus, Ltd.	20,200	$209,413
	Baroque Japan, Ltd.	8,400	84,120
	BayCurrent Consulting, Inc.	11,300	516,014
	Belc Co., Ltd.	6,000	277,749
	Bell System24 Holdings, Inc.	16,300	232,106
	Belluna Co., Ltd.	24,300	156,929
	Benefit One, Inc.	18,400	314,324
	Benesse Holdings, Inc.	6,800	159,153
*	Bengo4.com, Inc.	2,400	106,051
	Bic Camera, Inc.	33,600	331,242
	Biofermin Pharmaceutical Co., Ltd.	1,100	22,040
	BML, Inc.	9,100	249,762
	Bookoff Group Holdings, Ltd.	3,500	40,113
	BP Castrol K.K.	3,500	42,903
	Br Holdings Corp.	6,300	20,061
	Bridgestone Corp.	91,400	3,431,201
	Broadleaf Co., Ltd.	31,200	163,941
	BRONCO BILLY Co., Ltd.	2,000	41,486
	Brother Industries, Ltd.	74,000	1,310,204
	Bunka Shutter Co., Ltd.	25,000	204,599
	Business Brain Showa-Ota, Inc.	700	15,404
	C Uyemura & Co., Ltd.	800	43,768
	Calbee, Inc.	7,900	222,870
	Can Do Co., Ltd.	5,100	76,241
	Canon Electronics, Inc.	9,800	160,397
	Canon Marketing Japan, Inc.	16,100	308,385
	Canon, Inc.	46,100	1,250,289
	Capcom Co., Ltd.	27,600	576,308
	Career Design Center Co., Ltd.	1,300	18,921
	Carlit Holdings Co., Ltd.	8,000	45,195
	Carta Holdings, Inc.	4,000	44,709
	Casio Computer Co., Ltd.	47,600	543,035
	Cawachi, Ltd.	7,600	141,224
	CDS Co., Ltd.	1,300	15,981
	Central Glass Co., Ltd.	20,300	461,462
	Central Japan Railway Co.	6,800	1,366,886
	Central Security Patrols Co., Ltd.	1,900	85,374
	Central Sports Co., Ltd.	3,500	99,554
*	Change, Inc.	1,300	26,900
	Charm Care Corp. KK	700	12,204
	Chiba Bank, Ltd. (The)	99,100	490,136
	Chiba Kogyo Bank, Ltd. (The)	21,600	60,685
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	6,000	73,009
	CHIMNEY Co., Ltd.	1,100	24,249
	Chino Corp.	2,200	28,480
	Chiyoda Co., Ltd.	6,000	88,703
	Chori Co., Ltd.	4,400	68,523
	Chubu Electric Power Co., Inc.	35,600	502,542
	Chubu Shiryo Co., Ltd.	10,400	119,664
	Chuetsu Pulp & Paper Co., Ltd.	16,100	232,654
	Chugai Pharmaceutical Co., Ltd.	1,500	107,320
	Chugai Ro Co., Ltd.	2,700	39,789
	Chugoku Bank, Ltd. (The)	48,600	424,902
	Chugoku Electric Power Co., Inc. (The)	39,000	486,691
	Chugoku Marine Paints, Ltd.	21,600	161,659
	Chukyo Bank, Ltd. (The)	5,800	117,288
	CI Takiron Corp.	19,000	122,038
	Citizen Watch Co., Ltd.	145,200	722,582
	CKD Corp.	27,800	304,980

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	CK-San-Etsu Co., Ltd.	800	$20,953
	Cleanup Corp.	9,900	46,855
	CMIC Holdings Co., Ltd.	7,700	131,474
	CMK Corp.	26,100	148,962
	Coca-Cola Bottlers Japan Holdings, Inc.	22,513	554,168
	cocokara fine, Inc.	5,900	310,943
	Coco's Japan Co., Ltd.	1,100	14,908
	Colowide Co., Ltd.	23,500	458,013
	Computer Engineering & Consulting, Ltd.	12,800	284,825
	COMSYS Holdings Corp.	21,000	529,842
	Comture Corp.	4,100	157,024
	Concordia Financial Group, Ltd.	189,424	667,026
	CONEXIO Corp.	12,800	172,717
*	COOKPAD, Inc.	9,700	27,237
	Core Corp.	1,100	14,467
	Cosel Co., Ltd.	8,500	84,287
	Cosmo Energy Holdings Co., Ltd.	35,400	729,695
	Cosmos Initia Co., Ltd.	2,200	10,081
	Cosmos Pharmaceutical Corp.	3,000	552,421
	CRE, Inc.	5,100	53,177
	Create Medic Co., Ltd.	2,900	24,533
	Create Restaurants Holdings, Inc.	15,700	234,318
	Create SD Holdings Co., Ltd.	13,600	304,665
	Credit Saison Co., Ltd.	49,800	605,427
	Creek & River Co., Ltd.	2,500	30,469
	Cresco, Ltd.	2,000	70,455
	CTI Engineering Co., Ltd.	5,800	84,361
	CTS Co., Ltd.	9,600	59,025
	Cube System, Inc.	1,400	11,142
	CyberAgent, Inc.	16,200	650,019
	Cybernet Systems Co., Ltd.	2,100	13,049
	Cybozu, Inc.	5,400	63,753
	Dai Nippon Printing Co., Ltd.	36,600	767,668
	Dai Nippon Toryo Co., Ltd.	11,300	101,908
	Daibiru Corp.	16,500	152,609
	Daicel Corp.	125,800	1,064,527
	Dai-Dan Co., Ltd.	6,400	129,868
	Daido Kogyo Co., Ltd.	3,211	26,090
	Daido Metal Co., Ltd.	20,900	125,585
	Daido Steel Co., Ltd.	14,800	561,912
	Daifuku Co., Ltd.	22,700	1,241,537
	Daihatsu Diesel Manufacturing Co., Ltd.	6,400	37,933
	Daihen Corp.	8,800	243,650
	Daiho Corp.	8,800	218,645
	Dai-Ichi Cutter Kogyo K.K.	1,000	16,152
	Daiichi Jitsugyo Co., Ltd.	4,000	109,677
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	11,600	93,392
	Dai-ichi Life Holdings, Inc.	106,200	1,561,251
	Daiichi Sankyo Co., Ltd.	6,200	376,756
	Dai-ichi Seiko Co., Ltd.	3,500	42,655
	Daiichikosho Co., Ltd.	13,300	549,368
	Daiken Corp.	6,500	128,850
	Daiken Medical Co., Ltd.	4,400	25,003
	Daiki Aluminium Industry Co., Ltd.	14,600	102,286
	Daiki Axis Co., Ltd.	1,200	9,353
	Daikin Industries, Ltd.	11,700	1,452,166
	Daikoku Denki Co., Ltd.	5,500	67,415
	Daikokutenbussan Co., Ltd.	4,100	123,126
	Daikyonishikawa Corp.	28,300	232,933

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	6,200	$171,131
Daio Paper Corp.	35,900	428,776
Daiohs Corp.	2,300	30,609
Daiseki Co., Ltd.	11,600	275,654
Daiseki Eco. Solution Co., Ltd.	3,240	20,274
Daishi Hokuetsu Financial Group, Inc.	16,850	447,887
Daishinku Corp.	2,900	31,736
Daisue Construction Co., Ltd.	3,600	31,507
Daito Pharmaceutical Co., Ltd.	6,880	191,776
Daito Trust Construction Co., Ltd.	12,300	1,586,124
Daitron Co., Ltd.	3,600	44,284
Daiwa House Industry Co., Ltd.	107,900	3,067,786
Daiwa Securities Group, Inc.	279,300	1,204,212
Daiwabo Holdings Co., Ltd.	11,100	537,910
DCM Holdings Co., Ltd.	50,100	472,768
DD Holdings Co., Ltd.	2,800	77,637
Dear Life Co., Ltd.	11,100	47,597
Delica Foods Holdings Co., Ltd.	1,300	17,421
Denka Co., Ltd.	42,500	1,223,083
Denso Corp.	25,900	1,099,337
Dentsu, Inc.	19,900	657,815
Denyo Co., Ltd.	6,700	96,627
Descente, Ltd.	5,800	90,015
Dexerials Corp.	37,800	249,351
DIC Corp.	40,900	1,103,466
Digital Arts, Inc.	4,400	445,452
Digital Hearts Holdings Co., Ltd.	5,100	50,873
Digital Information Technologies Corp.	2,000	32,234
Dip Corp.	12,300	252,485
Disco Corp.	3,300	605,639
DKK-Toa Corp.	1,800	13,567
DKS Co., Ltd.	5,000	147,723
DMG Mori Co., Ltd.	42,900	621,422
Doshisha Co., Ltd.	11,900	185,442
Doutor Nichires Holdings Co., Ltd.	12,500	230,122
Dowa Holdings Co., Ltd.	27,900	881,128
DTS Corp.	18,800	410,948
Dvx, Inc.	2,900	21,127
DyDo Group Holdings, Inc.	4,700	184,650
Dynic Corp.	2,100	14,430
Eagle Industry Co., Ltd.	14,900	148,635
Earth Corp.	2,100	90,069
East Japan Railway Co.	14,400	1,320,120
Ebara Corp.	35,400	951,341
Ebara Foods Industry, Inc.	2,400	46,716
Ebara Jitsugyo Co., Ltd.	2,200	40,675
Ebase Co., Ltd.	1,100	11,974
Eco's Co., Ltd.	4,300	58,543
EDION Corp.	39,200	371,693
EF-ON, Inc.	10,080	82,598
eGuarantee, Inc.	8,000	85,769
E-Guardian, Inc.	2,900	51,589
Ehime Bank, Ltd. (The)	15,400	153,773
Eidai Co., Ltd.	16,800	53,334
Eiken Chemical Co., Ltd.	12,400	208,367
Eisai Co., Ltd.	3,500	189,167
Eizo Corp.	4,600	168,706
Elan Corp.	3,400	54,222
Elecom Co., Ltd.	7,400	267,946

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Electric Power Development Co., Ltd.	8,500	$190,282
	Elematec Corp.	9,104	85,489
	EM Systems Co., Ltd.	8,900	137,123
	Endo Lighting Corp.	10,900	76,176
*	Enigmo, Inc.	6,200	66,326
	en-japan, Inc.	12,600	516,886
	Enomoto Co., Ltd.	2,700	22,173
	Enplas Corp.	2,300	73,459
	Enshu, Ltd.	1,800	19,358
	EPS Holdings, Inc.	15,900	244,807
	eRex Co., Ltd.	10,600	103,994
	ES-Con Japan, Ltd.	23,400	146,985
	ESCRIT, Inc.	4,700	32,668
*	Escrow Agent Japan, Inc.	6,800	14,858
	ESPEC Corp.	4,400	90,429
	Evolable Asia Corp.	1,500	35,466
	Excel Co., Ltd.	3,500	48,655
	Exedy Corp.	15,500	315,978
	Ezaki Glico Co., Ltd.	10,300	447,199
	F@N Communications, Inc.	20,800	104,942
	FALCO HOLDINGS Co., Ltd.	4,600	67,805
	FamilyMart UNY Holdings Co., Ltd.	11,980	255,770
	FANUC Corp.	3,200	568,724
	Fast Retailing Co., Ltd.	5,900	3,538,964
	FCC Co., Ltd.	24,400	474,142
*	FDK Corp.	3,100	23,456
	Feed One Co., Ltd.	44,980	73,482
	Ferrotec Holdings Corp.	22,300	191,267
*	FFRI, Inc.	1,000	33,456
	FIDEA Holdings Co., Ltd.	76,000	83,780
	Fields Corp.	7,100	31,141
	Financial Products Group Co., Ltd.	24,600	216,728
	FINDEX, Inc.	4,200	36,260
	First Bank of Toyama, Ltd. (The)	3,600	10,102
	First Brothers Co., Ltd.	2,700	26,792
	First Juken Co., Ltd.	3,300	38,060
	Fixstars Corp.	6,000	99,107
	FJ Next Co., Ltd.	6,300	61,441
	Focus Systems Corp.	1,500	11,727
	Forval Corp.	3,700	31,727
	Foster Electric Co., Ltd.	16,500	288,655
	FP Corp.	9,700	598,004
	France Bed Holdings Co., Ltd.	11,700	106,954
	Freebit Co., Ltd.	5,200	52,271
	Freund Corp.	2,400	17,726
	Fronteo, Inc.	3,800	13,287
	F-Tech, Inc.	6,600	44,925
	FTGroup Co., Ltd.	4,600	65,093
	Fudo Tetra Corp.	10,550	126,491
	Fuji Co., Ltd.	8,900	150,561
	Fuji Corp.	24,100	321,350
	Fuji Corp.	3,400	63,610
	Fuji Corp., Ltd.	11,200	75,229
	Fuji Die Co., Ltd.	3,700	21,166
	Fuji Electric Co., Ltd.	31,400	959,266
	Fuji Furukawa Engineering & Construction Co., Ltd.	200	3,499
	Fuji Kyuko Co., Ltd.	7,200	276,495
	Fuji Oil Co., Ltd.	31,900	74,506
	Fuji Oil Holdings, Inc.	14,000	430,980

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Fuji Pharma Co., Ltd.	6,200	$83,082
Fuji Seal International, Inc.	20,000	585,947
Fuji Soft, Inc.	1,400	62,907
Fujibo Holdings, Inc.	4,500	108,995
Fujicco Co., Ltd.	5,200	93,776
FUJIFILM Holdings Corp.	15,800	748,895
Fujikura Composites, Inc.	10,700	41,788
Fujikura Kasei Co., Ltd.	10,700	58,356
Fujikura, Ltd.	162,500	594,435
Fujimak Corp.	1,400	10,330
Fujimi, Inc.	7,200	148,780
Fujimori Kogyo Co., Ltd.	8,000	214,963
Fujio Food System Co., Ltd.	1,700	40,344
Fujisash Co., Ltd.	55,900	44,014
Fujita Kanko, Inc.	5,000	125,217
Fujitec Co., Ltd.	17,600	219,404
Fujitsu Frontech, Ltd.	5,600	49,215
Fujitsu General, Ltd.	25,200	402,723
Fujitsu, Ltd.	40,750	3,180,064
Fujiya Co., Ltd.	2,400	42,604
FuKoKu Co., Ltd.	6,500	43,691
Fukuda Corp.	2,400	100,830
Fukuda Denshi Co., Ltd.	1,500	98,522
Fukui Bank, Ltd. (The)	8,800	112,125
Fukui Computer Holdings, Inc.	2,300	48,189
Fukuoka Financial Group, Inc.	56,880	1,041,610
Fukushima Bank, Ltd. (The)	12,000	27,116
Fukushima Industries Corp.	6,400	198,703
Fukuyama Transporting Co., Ltd.	8,800	331,345
Full Speed, Inc.	1,400	6,981
FULLCAST Holdings Co., Ltd.	6,800	139,042
Funai Soken Holdings, Inc.	10,660	243,245
Furukawa Battery Co., Ltd. (The)	7,400	44,120
Furukawa Co., Ltd.	13,100	170,951
Furukawa Electric Co., Ltd.	41,500	1,113,052
Furuno Electric Co., Ltd.	9,500	81,413
Furusato Industries, Ltd.	4,400	58,784
Furyu Corp.	7,700	76,390
Fuso Chemical Co., Ltd.	11,800	246,371
Fuso Pharmaceutical Industries, Ltd.	3,000	52,873
Futaba Industrial Co., Ltd.	36,800	255,303
Future Corp.	15,100	268,565
Fuyo General Lease Co., Ltd.	11,600	688,469
G-7 Holdings, Inc.	4,000	108,568
Gakken Holdings Co., Ltd.	1,500	67,481
Gakkyusha Co., Ltd.	1,500	18,068
GCA Corp.	6,600	42,932
Gecoss Corp.	7,400	63,415
Genki Sushi Co., Ltd.	1,800	50,689
Genky DrugStores Co., Ltd.	6,000	116,611
Geo Holdings Corp.	20,300	267,173
Geostr Corp.	6,900	20,365
Gfoot Co., Ltd.	6,100	36,431
Giken, Ltd.	6,500	190,454
GL Sciences, Inc.	2,400	32,910
Global, Ltd. (The)	3,300	13,954
GLOBERIDE, Inc.	6,200	184,717
Glory, Ltd.	24,400	644,313
Glosel Co., Ltd.	8,500	33,926

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	GMO Cloud K.K.	1,300	$37,231
	GMO Financial Holdings, Inc.	12,300	66,826
	GMO internet, Inc.	25,000	406,410
	GMO Payment Gateway, Inc.	7,600	549,093
	Godo Steel, Ltd.	5,700	107,034
	Gokurakuyu Holdings Co., Ltd.	6,900	36,539
	Goldcrest Co., Ltd.	8,910	160,620
	Goldwin, Inc.	2,600	357,582
	Golf Digest Online, Inc.	6,700	35,482
	Grandy House Corp.	7,600	34,356
	Greens Co., Ltd.	2,500	34,036
	GS Yuasa Corp.	38,600	721,940
	GSI Creos Corp.	2,900	33,480
	G-Tekt Corp.	11,000	160,362
	GungHo Online Entertainment, Inc.	6,650	175,460
	Gunma Bank, Ltd. (The)	102,500	353,123
*	Gunosy, Inc.	3,100	46,253
	Gunze, Ltd.	7,100	315,499
	Gurunavi, Inc.	21,300	131,383
	H2O Retailing Corp.	39,625	447,848
	HABA Laboratories, Inc.	1,500	121,651
	Hachijuni Bank, Ltd. (The)	105,600	397,936
	Hagihara Industries, Inc.	3,600	44,780
	Hagiwara Electric Holdings Co., Ltd.	3,200	83,819
	Hakudo Co., Ltd.	5,000	64,104
	Hakuhodo DY Holdings, Inc.	37,500	588,134
	Hakuto Co., Ltd.	6,600	74,317
	Halows Co., Ltd.	3,100	64,195
	Hamakyorex Co., Ltd.	9,000	321,577
	Hamamatsu Photonics KK	10,100	374,555
	Handsman Co., Ltd.	1,000	10,820
	Hankyu Hanshin Holdings, Inc.	37,800	1,327,094
	Hanwa Co., Ltd.	18,100	493,174
	Happinet Corp.	8,600	103,223
	Harada Industry Co., Ltd.	4,200	32,701
	Hard Off Corp. Co., Ltd.	3,900	26,361
	Harima Chemicals Group, Inc.	6,500	68,547
	Harmonic Drive Systems, Inc.	3,100	116,754
	Haruyama Holdings, Inc.	4,000	29,745
	Haseko Corp.	132,600	1,436,414
	Havix Corp.	1,800	10,404
	Hayashikane Sangyo Co., Ltd.	3,600	22,165
	Hazama Ando Corp.	103,720	714,981
	Heiwa Corp.	22,000	451,408
	Heiwa Real Estate Co., Ltd.	13,700	287,710
	Heiwado Co., Ltd.	14,600	268,037
	Helios Techno Holdings Co., Ltd.	12,400	73,020
	Hibino Corp.	2,100	48,793
	Hiday Hidaka Corp.	7,881	152,316
	Hikari Tsushin, Inc.	4,000	881,907
	Hino Motors, Ltd.	68,200	547,120
	Hinokiya Group Co., Ltd.	4,500	85,395
	Hioki EE Corp.	2,200	74,814
	Hirakawa Hewtech Corp.	4,300	49,936
	Hiramatsu, Inc.	11,000	36,284
	Hirano Tecseed Co., Ltd.	1,400	21,338
	Hirata Corp.	4,800	293,578
	Hirose Electric Co., Ltd.	735	77,008
	Hiroshima Bank, Ltd. (The)	113,200	541,014

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hiroshima Gas Co., Ltd.	14,400	$43,845
	HIS Co., Ltd.	16,500	402,417
	Hisamitsu Pharmaceutical Co., Inc.	1,800	72,340
	Hitachi Capital Corp.	35,100	718,822
	Hitachi Chemical Co., Ltd.	10,700	292,595
	Hitachi Construction Machinery Co., Ltd.	30,800	722,307
	Hitachi High-Technologies Corp.	7,600	382,942
	Hitachi Metals, Ltd.	48,410	508,951
	Hitachi Transport System, Ltd.	20,000	622,090
	Hitachi Zosen Corp.	72,500	259,994
	Hitachi, Ltd.	79,100	2,804,475
	Hito Communications Holdings, Inc.	3,400	57,683
	Hochiki Corp.	8,900	110,866
	Hodogaya Chemical Co., Ltd.	2,800	72,328
	Hogy Medical Co., Ltd.	7,000	194,578
	Hokkaido Electric Power Co., Inc.	60,000	339,685
	Hokkaido Gas Co., Ltd.	4,400	59,479
	Hokkan Holdings, Ltd.	4,700	73,585
	Hokko Chemical Industry Co., Ltd.	9,200	40,765
	Hokkoku Bank, Ltd. (The)	10,800	300,004
	Hokuetsu Corp.	66,900	331,986
	Hokuetsu Industries Co., Ltd.	13,700	148,973
	Hokuhoku Financial Group, Inc.	55,900	560,075
	Hokuriku Electric Industry Co., Ltd.	4,100	39,579
*	Hokuriku Electric Power Co.	54,400	389,591
	Hokuriku Electrical Construction Co., Ltd.	3,900	32,195
	Hokuto Corp.	8,300	141,482
	Honda Motor Co., Ltd., Sponsored ADR	37,467	932,179
	Honda Motor Co., Ltd.	249,900	6,217,641
	Honda Tsushin Kogyo Co., Ltd.	8,200	37,405
	H-One Co., Ltd.	10,200	66,344
	Honeys Holdings Co., Ltd.	9,100	110,231
	Honshu Chemical Industry Co., Ltd.	2,600	28,165
	Hoosiers Holdings	16,300	92,815
	Horiba, Ltd.	16,600	888,349
	Hoshizaki Corp.	4,100	289,661
	Hosiden Corp.	27,400	304,179
	Hosokawa Micron Corp.	4,500	182,078
*	Hotland Co., Ltd.	2,900	38,722
	House Foods Group, Inc.	12,300	452,419
	Howa Machinery, Ltd.	6,400	49,406
	Hoya Corp.	38,800	2,975,257
	HUB Co., Ltd.	900	10,078
	Hulic Co., Ltd.	16,100	138,305
	Hyakugo Bank, Ltd. (The)	102,000	299,097
	Hyakujushi Bank, Ltd. (The)	10,300	204,999
	I K K, Inc.	5,400	35,053
	Ibiden Co., Ltd.	37,400	666,783
	IBJ Leasing Co., Ltd.	16,100	404,057
	IBJ, Inc.	5,600	45,393
	Ichibanya Co., Ltd.	3,500	164,859
	Ichigo, Inc.	129,300	467,207
	Ichiken Co., Ltd.	3,500	55,064
	Ichikoh Industries, Ltd.	24,000	153,540
	Ichinen Holdings Co., Ltd.	13,300	135,693
	Ichiyoshi Securities Co., Ltd.	23,900	157,789
	ID Holdings Corp.	3,200	34,734
	Idec Corp.	8,500	152,656
	Idemitsu Kosan Co., Ltd.	77,541	2,136,828

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	IDOM, Inc.	46,100	$173,656
	Ihara Science Corp.	3,600	41,873
	IHI Corp.	47,700	1,136,622
	Iida Group Holdings Co., Ltd.	26,616	436,575
	Iino Kaiun Kaisha, Ltd.	42,200	141,282
	IJTT Co., Ltd.	10,900	52,096
	Ikegami Tsushinki Co., Ltd.	3,300	32,023
	Imagica Group, Inc.	3,700	18,433
	Imasen Electric Industrial	8,200	66,467
	Imuraya Group Co., Ltd.	1,500	28,571
	Inaba Denki Sangyo Co., Ltd.	5,300	244,083
	Inaba Seisakusho Co., Ltd.	4,100	52,357
	Inabata & Co., Ltd.	22,000	286,274
	Inageya Co., Ltd.	2,600	35,237
	Ines Corp.	8,100	86,293
	I-Net Corp.	7,230	97,002
	Infocom Corp.	13,800	342,047
	Infomart Corp.	34,000	458,609
	Information Services International-Dentsu, Ltd.	5,400	187,497
	Innotech Corp.	9,600	79,622
	Intage Holdings, Inc.	18,500	156,333
	Intelligent Wave, Inc.	1,900	16,255
	Internet Initiative Japan, Inc.	17,300	323,330
	Inui Global Logistics Co., Ltd.	4,700	37,868
	I-O Data Device, Inc.	4,000	34,364
	IR Japan Holdings, Ltd.	3,200	83,421
	Iriso Electronics Co., Ltd.	11,400	520,027
	I'rom Group Co., Ltd.	800	12,602
	ISB Corp.	900	14,181
	Iseki & Co., Ltd.	9,500	124,319
	Isetan Mitsukoshi Holdings, Ltd.	110,100	875,283
	Ishihara Sangyo Kaisha, Ltd.	16,100	171,048
	Ishizuka Glass Co., Ltd.	1,100	20,152
*	Istyle, Inc.	11,200	84,469
	Isuzu Motors, Ltd.	141,700	1,567,971
*	ITbook Holdings Co., Ltd.	2,500	8,004
	Itfor, Inc.	5,100	43,659
	Ito En, Ltd.	9,800	427,935
	ITOCHU Corp.	59,800	1,138,635
	Itochu Enex Co., Ltd.	26,300	212,822
	Itochu Techno-Solutions Corp.	17,700	453,740
	Itochu-Shokuhin Co., Ltd.	2,100	86,002
	Itoham Yonekyu Holdings, Inc.	56,568	370,576
	Itoki Corp.	15,800	65,174
	IwaiCosmo Holdings, Inc.	10,200	104,034
	Iwaki & Co., Ltd.	15,000	66,810
	Iwaki Co., Ltd.	1,300	14,233
	Iwasaki Electric Co., Ltd.	3,700	44,926
	Iwatani Corp.	22,900	755,929
	Iyo Bank, Ltd. (The)	71,543	347,706
	Izumi Co., Ltd.	12,400	465,125
	J Front Retailing Co., Ltd.	74,100	869,917
	J Trust Co., Ltd.	31,400	137,166
	JAC Recruitment Co., Ltd.	5,000	115,593
	Jaccs Co., Ltd.	11,800	234,686
	Jalux, Inc.	3,000	69,332
	Jamco Corp.	5,300	96,582
	Janome Sewing Machine Co., Ltd.	8,100	34,664
	Japan Airlines Co., Ltd.	19,900	623,174

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Airport Terminal Co., Ltd.	7,200	$297,700
	Japan Asia Group, Ltd.	9,300	28,870
*	Japan Asset Marketing Co., Ltd.	40,100	33,444
	Japan Aviation Electronics Industry, Ltd.	31,000	431,746
	Japan Best Rescue System Co., Ltd.	1,400	18,353
	Japan Cash Machine Co., Ltd.	8,200	81,537
#*	Japan Display, Inc.	974,700	666,103
	Japan Electronic Materials Corp.	3,000	14,554
	Japan Exchange Group, Inc.	78,700	1,153,387
	Japan Investment Adviser Co., Ltd.	3,700	62,462
	Japan Lifeline Co., Ltd.	22,600	397,767
	Japan Material Co., Ltd.	22,600	294,232
	Japan Meat Co., Ltd.	5,600	92,775
	Japan Medical Dynamic Marketing, Inc.	10,700	133,972
	Japan Oil Transportation Co., Ltd.	1,600	42,525
	Japan Post Holdings Co., Ltd.	155,100	1,520,371
	Japan Property Management Center Co., Ltd.	3,900	40,653
	Japan Pulp & Paper Co., Ltd.	4,600	154,789
	Japan Securities Finance Co., Ltd.	49,600	251,447
	Japan Steel Works, Ltd. (The)	43,600	759,150
	Japan Tobacco, Inc.	114,900	2,531,676
	Japan Transcity Corp.	16,800	76,752
	Japan Wool Textile Co., Ltd. (The)	24,300	200,963
	JBCC Holdings, Inc.	3,900	57,402
	JCU Corp.	15,700	294,487
	Jeol, Ltd.	14,500	325,829
	JFE Holdings, Inc.	102,032	1,348,964
	JFLA Holdings, Inc.	5,500	21,068
	JGC Corp.	62,200	809,806
*	JIG-SAW, Inc.	900	41,334
	Jimoto Holdings, Inc.	49,800	44,724
	JINS Holdings, Inc.	4,900	257,944
	JK Holdings Co., Ltd.	5,200	26,245
	JMS Co., Ltd.	9,200	67,502
	Joban Kosan Co., Ltd.	2,900	43,995
	J-Oil Mills, Inc.	4,900	175,689
	Joshin Denki Co., Ltd.	8,000	152,635
	JP-Holdings, Inc.	16,300	42,759
	JSB Co., Ltd.	200	8,704
	JSP Corp.	6,200	107,739
	JSR Corp.	48,200	796,018
	JTEKT Corp.	79,300	940,228
	Juki Corp.	19,400	175,177
	Juroku Bank, Ltd. (The)	13,600	277,285
	Justsystems Corp.	8,400	283,432
	JVCKenwood Corp.	82,500	184,501
	JXTG Holdings, Inc.	722,168	3,398,397
	Kadoya Sesame Mills, Inc.	600	22,324
	Kaga Electronics Co., Ltd.	8,400	127,790
	Kajima Corp.	139,000	1,787,662
	Kakaku.com, Inc.	19,300	400,883
	Kaken Pharmaceutical Co., Ltd.	15,400	746,044
	Kakiyasu Honten Co., Ltd.	2,300	45,182
	Kameda Seika Co., Ltd.	4,000	186,828
	Kamei Corp.	10,900	111,006
	Kamigumi Co., Ltd.	28,000	643,695
	Kanaden Corp.	9,000	115,324
	Kanagawa Chuo Kotsu Co., Ltd.	2,500	84,576
	Kanamic Network Co., Ltd.	1,700	34,389

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kanamoto Co., Ltd.	17,600	$452,400
	Kandenko Co., Ltd.	39,600	345,270
	Kaneka Corp.	17,800	660,870
	Kaneko Seeds Co., Ltd.	2,000	23,462
	Kanematsu Corp.	42,800	491,041
	Kanematsu Electronics, Ltd.	6,200	170,051
	Kansai Electric Power Co., Inc. (The)	37,800	466,814
	Kansai Mirai Financial Group, Inc.	37,123	249,319
	Kansai Paint Co., Ltd.	17,000	335,695
	Kansai Super Market, Ltd.	5,200	51,804
	Kanto Denka Kogyo Co., Ltd.	31,300	213,870
	Kao Corp.	48,600	3,546,864
	Kappa Create Co., Ltd.	1,700	21,717
	Kasai Kogyo Co., Ltd.	15,000	123,074
	Katakura & Co-op Agri Corp.	1,800	18,022
	Kato Sangyo Co., Ltd.	5,700	168,207
	Kato Works Co., Ltd.	4,700	83,897
	KAWADA TECHNOLOGIES, Inc.	1,900	130,290
	Kawagishi Bridge Works Co., Ltd.	800	17,889
	Kawai Musical Instruments Manufacturing Co., Ltd.	3,000	84,060
	Kawasaki Heavy Industries, Ltd.	41,600	905,125
*	Kawasaki Kisen Kaisha, Ltd.	36,700	468,850
	Kawata Manufacturing Co., Ltd.	1,100	10,389
	KDDI Corp.	191,100	4,986,084
	KeePer Technical Laboratory Co., Ltd.	1,800	20,555
	Keihan Holdings Co., Ltd.	31,200	1,264,560
	Keihanshin Building Co., Ltd.	12,700	139,962
	Keihin Co., Ltd.	2,900	32,950
	Keihin Corp.	26,000	360,871
	Keikyu Corp.	17,400	292,417
	Keio Corp.	7,000	433,145
	Keisei Electric Railway Co., Ltd.	8,800	323,466
	Keiyo Bank, Ltd. (The)	44,300	269,622
	Keiyo Co., Ltd.	16,200	70,229
	KEL Corp.	1,500	10,898
	Kenedix, Inc.	83,800	424,705
	Kenko Mayonnaise Co., Ltd.	6,200	141,670
	Kewpie Corp.	28,700	649,449
	Key Coffee, Inc.	4,400	85,938
	Keyence Corp.	4,004	2,297,690
	KFC Holdings Japan, Ltd.	6,000	117,835
	KFC, Ltd.	600	9,354
	KH Neochem Co., Ltd.	9,300	230,415
	Kikkoman Corp.	3,900	177,306
	Kimura Unity Co., Ltd.	2,800	26,803
	King Jim Co., Ltd.	1,800	13,645
*	Kinki Sharyo Co., Ltd. (The)	2,500	38,739
	Kintetsu Department Store Co., Ltd.	1,700	48,528
	Kintetsu Group Holdings Co., Ltd.	15,800	749,128
	Kintetsu World Express, Inc.	22,600	303,054
	Kirin Holdings Co., Ltd.	83,740	1,816,175
	Kirindo Holdings Co., Ltd.	4,400	71,432
	Ki-Star Real Estate Co., Ltd.	5,200	78,300
	Kitagawa Corp.	4,400	85,080
	Kita-Nippon Bank, Ltd. (The)	3,700	61,311
	Kitano Construction Corp.	1,800	43,248
	Kitanotatsujin Corp.	22,800	147,286
	Kito Corp.	13,800	204,338
	Kitz Corp.	32,800	222,859

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kiyo Bank, Ltd. (The)	29,200	$380,295
*	KLab, Inc.	15,600	127,676
*	KNT-CT Holdings Co., Ltd.	1,500	18,100
	Koa Corp.	8,900	107,137
	Koatsu Gas Kogyo Co., Ltd.	10,700	81,925
	Kobayashi Pharmaceutical Co., Ltd.	5,200	370,995
	Kobe Bussan Co., Ltd.	10,000	558,608
*	Kobe Electric Railway Co., Ltd.	2,600	95,008
	Kobe Steel, Ltd.	190,700	1,223,585
	Kobelco Eco-Solutions Co., Ltd.	1,200	19,420
	Koei Tecmo Holdings Co., Ltd.	2,500	47,898
	Kohnan Shoji Co., Ltd.	13,500	294,268
	Kohsoku Corp.	4,100	47,001
	Koito Manufacturing Co., Ltd.	19,000	949,873
*	Kojima Co., Ltd.	9,200	40,086
	Kokusai Co., Ltd.	3,100	20,642
	Kokuyo Co., Ltd.	27,800	374,970
	KOMAIHALTEC, Inc.	1,200	17,862
	Komatsu Matere Co., Ltd.	11,200	79,669
	Komatsu Wall Industry Co., Ltd.	3,200	56,342
	Komatsu, Ltd.	102,700	2,296,413
	KOMEDA Holdings Co., Ltd.	18,300	338,887
	Komehyo Co., Ltd.	3,600	38,847
	Komeri Co., Ltd.	15,100	310,203
	Konaka Co., Ltd.	24,000	92,261
	Konami Holdings Corp.	14,600	619,476
	Kondotec, Inc.	5,800	49,211
	Konica Minolta, Inc.	156,900	1,300,255
	Konishi Co., Ltd.	12,400	176,569
	Konoike Transport Co., Ltd.	12,500	193,402
	Konoshima Chemical Co., Ltd.	4,600	35,822
*	Kosaido Co., Ltd.	5,600	36,738
	Kose Corp.	5,500	937,544
	Kosei Securities Co., Ltd. (The)	2,500	14,369
	Koshidaka Holdings Co., Ltd.	16,100	227,754
	Kotobuki Spirits Co., Ltd.	7,700	454,213
	Kourakuen Holdings Corp.	3,500	96,982
	Krosaki Harima Corp.	2,900	159,041
	KRS Corp.	3,200	57,821
	K's Holdings Corp.	71,020	647,566
	KU Holdings Co., Ltd.	4,600	36,676
	Kubota Corp., Sponsored ADR	371	28,652
	Kubota Corp.	41,700	643,244
	Kumagai Gumi Co., Ltd.	17,700	473,182
	Kumiai Chemical Industry Co., Ltd.	28,170	231,406
	Kura Sushi, Inc.	4,200	172,172
	Kurabo Industries, Ltd.	7,600	146,488
	Kuraray Co., Ltd.	110,700	1,309,226
	Kureha Corp.	8,900	589,579
	Kurimoto, Ltd.	4,300	58,247
	Kurita Water Industries, Ltd.	22,500	568,022
	Kuriyama Holdings Corp.	8,400	67,857
	Kushikatsu Tanaka Holdings Co.	1,200	21,590
	Kusuri no Aoki Holdings Co., Ltd.	4,400	290,919
*	KYB Corp.	9,800	278,115
	Kyoden Co., Ltd.	11,300	34,228
	Kyodo Printing Co., Ltd.	3,600	93,606
	Kyoei Steel, Ltd.	9,400	159,216
	Kyokuto Boeki Kaisha, Ltd.	2,700	44,045

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyokuto Kaihatsu Kogyo Co., Ltd.	13,500	$166,580
	Kyokuto Securities Co., Ltd.	11,900	99,919
	Kyokuyo Co., Ltd.	4,000	112,027
	KYORIN Holdings, Inc.	18,600	312,868
	Kyoritsu Maintenance Co., Ltd.	13,920	599,278
	Kyoritsu Printing Co., Ltd.	13,500	22,625
	Kyosan Electric Manufacturing Co., Ltd.	20,600	70,853
	Kyowa Electronic Instruments Co., Ltd.	4,600	17,683
	Kyowa Exeo Corp.	31,274	751,119
	Kyowa Kirin Co., Ltd.	3,600	59,332
	Kyowa Leather Cloth Co., Ltd.	5,300	38,234
	Kyudenko Corp.	15,800	489,203
	Kyushu Electric Power Co., Inc.	31,100	309,019
	Kyushu Financial Group, Inc.	99,050	375,913
	Kyushu Railway Co.	10,900	310,564
	LAC Co., Ltd.	4,700	73,067
	Lacto Japan Co., Ltd.	3,200	98,106
	Land Business Co., Ltd.	1,800	12,715
*	LAND Co., Ltd.	40,400	2,581
	Lasertec Corp.	15,000	713,552
	Lawson, Inc.	8,200	409,767
	LEC, Inc.	12,400	145,520
*	Leopalace21 Corp.	152,700	319,547
	Life Corp.	10,600	218,576
	LIFULL Co., Ltd.	15,600	72,132
	Like Co., Ltd.	2,500	42,785
*	LINE Corp.	1,000	31,795
	Linical Co., Ltd.	3,300	31,891
	Link And Motivation, Inc.	11,500	59,010
	Lintec Corp.	18,000	378,735
	Lion Corp.	36,000	706,703
*	Litalico, Inc.	1,300	22,699
	LIXIL Group Corp.	57,200	989,391
	LIXIL VIVA Corp.	9,800	119,099
	Lonseal Corp.	400	6,183
	Look Holdings, Inc.	3,000	32,585
*	M&A Capital Partners Co., Ltd.	2,600	173,702
	M3, Inc.	44,900	904,533
	Mabuchi Motor Co., Ltd.	9,800	338,334
	Macnica Fuji Electronics Holdings, Inc.	25,350	351,713
	Macromill, Inc.	22,300	258,916
	Maeda Corp.	62,000	464,509
	Maeda Kosen Co., Ltd.	12,000	200,690
	Maeda Road Construction Co., Ltd.	22,000	466,850
	Maezawa Industries, Inc.	5,000	15,764
	Makino Milling Machine Co., Ltd.	11,300	471,075
	Makita Corp.	11,200	369,286
	Mamezou Holdings Co., Ltd.	9,500	128,517
	Mandom Corp.	6,000	141,176
	Mani, Inc.	5,600	402,439
	MarkLines Co., Ltd.	800	13,643
	Marubeni Corp.	146,100	947,103
	Marubun Corp.	8,900	47,733
	Marudai Food Co., Ltd.	10,600	198,113
	Marufuji Sheet Piling Co., Ltd.	300	6,114
	Maruha Nichiro Corp.	25,800	753,711
	Marui Group Co., Ltd.	20,300	438,579
	Maruka Corp.	2,500	44,028
	Marusan Securities Co., Ltd.	19,000	95,566

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Maruwa Co., Ltd.	6,000	$369,032
	Maruwa Unyu Kikan Co., Ltd.	5,200	222,240
	Maruyama Manufacturing Co., Inc.	1,400	14,725
	Maruzen CHI Holdings Co., Ltd.	6,600	22,952
	Maruzen Showa Unyu Co., Ltd.	4,900	145,561
	Marvelous, Inc.	14,400	102,232
	Matching Service Japan Co., Ltd.	1,600	25,279
	Matsuda Sangyo Co., Ltd.	5,700	80,385
	Matsui Securities Co., Ltd.	19,700	163,541
	Matsumotokiyoshi Holdings Co., Ltd.	21,100	702,353
	Matsuya Co., Ltd.	5,100	37,659
	Matsuyafoods Holdings Co., Ltd.	4,400	145,017
	Max Co., Ltd.	10,700	168,765
	Maxell Holdings, Ltd.	24,600	314,491
	Maxvalu Tokai Co., Ltd.	3,300	59,168
	Mazda Motor Corp.	134,900	1,305,118
	McDonald's Holdings Co. Japan, Ltd.	1,300	58,373
	MCJ Co., Ltd.	40,300	294,697
	Mebuki Financial Group, Inc.	297,880	735,010
	MEC Co., Ltd.	6,900	68,036
	Media Do Holdings Co., Ltd.	2,100	66,877
*	Medical Data Vision Co., Ltd.	4,200	42,062
	Medical System Network Co., Ltd.	16,100	78,621
	Medipal Holdings Corp.	22,800	484,310
	Medius Holdings Co., Ltd.	4,900	30,390
	Megachips Corp.	9,800	146,259
	Megmilk Snow Brand Co., Ltd.	22,000	470,116
	Meidensha Corp.	20,400	314,474
	Meiji Electric Industries Co., Ltd.	1,200	15,115
	MEIJI Holdings Co., Ltd.	14,274	991,257
	Meiji Shipping Co., Ltd.	7,600	21,910
	Meiko Electronics Co., Ltd.	15,900	268,207
	Meiko Network Japan Co., Ltd.	4,900	42,203
	Meisei Industrial Co., Ltd.	16,800	116,050
	Meitec Corp.	10,600	546,292
	Meiwa Corp.	10,000	34,725
	Meiwa Estate Co., Ltd.	4,600	23,857
	Members Co., Ltd.	600	10,790
	Menicon Co., Ltd.	14,300	525,888
	Mercuria Investment Co., Ltd.	3,900	26,162
	Mesco, Inc.	1,800	15,813
*	Metaps, Inc.	1,100	11,083
	METAWATER Co., Ltd.	4,700	157,287
	Michinoku Bank, Ltd. (The)	7,500	116,494
	Micronics Japan Co., Ltd.	9,500	90,652
	Mie Kotsu Group Holdings, Inc.	30,000	155,956
	Mikuni Corp.	11,600	39,057
	Milbon Co., Ltd.	6,992	341,172
	Mimaki Engineering Co., Ltd.	8,800	47,719
	Mimasu Semiconductor Industry Co., Ltd.	11,000	182,725
	Minebea Mitsumi, Inc.	115,375	1,969,160
	Ministop Co., Ltd.	5,900	80,578
	Miraca Holdings, Inc.	28,200	637,601
	Mirait Holdings Corp.	23,190	342,387
	Miroku Jyoho Service Co., Ltd.	6,800	212,530
	Misawa Homes Co., Ltd.	14,500	141,559
	MISUMI Group, Inc.	19,500	437,610
	Mitachi Co., Ltd.	1,300	8,394
	Mitani Corp.	3,700	183,057

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitani Sangyo Co., Ltd.	9,100	$23,466
	Mitani Sekisan Co., Ltd.	1,200	32,885
	Mito Securities Co., Ltd.	29,500	54,004
	Mitsuba Corp.	35,400	210,633
	Mitsubishi Chemical Holdings Corp.	434,200	3,082,605
	Mitsubishi Corp.	117,500	3,155,143
	Mitsubishi Electric Corp.	167,800	2,191,590
	Mitsubishi Estate Co., Ltd.	52,600	968,205
	Mitsubishi Gas Chemical Co., Inc.	52,200	694,650
	Mitsubishi Heavy Industries, Ltd.	11,350	468,201
	Mitsubishi Kakoki Kaisha, Ltd.	3,500	51,284
	Mitsubishi Logisnext Co., Ltd.	17,600	179,952
	Mitsubishi Logistics Corp.	18,500	492,007
	Mitsubishi Materials Corp.	44,800	1,232,251
	Mitsubishi Motors Corp.	121,200	533,340
	Mitsubishi Paper Mills, Ltd.	14,500	75,374
	Mitsubishi Pencil Co., Ltd.	4,900	75,792
	Mitsubishi Research Institute, Inc.	3,900	142,894
	Mitsubishi Shokuhin Co., Ltd.	7,000	176,008
	Mitsubishi Steel Manufacturing Co., Ltd.	5,200	58,120
	Mitsubishi Tanabe Pharma Corp.	46,700	527,238
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	372,645	1,852,046
	Mitsubishi UFJ Financial Group, Inc.	776,200	3,833,653
	Mitsubishi UFJ Lease & Finance Co., Ltd.	184,600	978,235
	Mitsuboshi Belting, Ltd.	9,000	165,004
	Mitsui Chemicals, Inc.	49,600	1,134,219
*	Mitsui E&S Holdings Co., Ltd.	37,200	325,993
	Mitsui Fudosan Co., Ltd.	36,800	830,730
	Mitsui High-Tec, Inc.	8,800	103,455
	Mitsui Matsushima Holdings Co., Ltd.	4,400	52,328
	Mitsui Mining & Smelting Co., Ltd.	36,800	845,473
	Mitsui OSK Lines, Ltd.	38,782	951,168
	Mitsui Sugar Co., Ltd.	7,900	168,531
	Mitsui-Soko Holdings Co., Ltd.	13,100	185,621
	Miura Co., Ltd.	3,200	88,454
	Mixi, Inc.	25,800	487,463
	Miyaji Engineering Group, Inc.	3,100	50,011
	Miyazaki Bank, Ltd. (The)	7,400	178,115
	Miyoshi Oil & Fat Co., Ltd.	3,300	33,056
	Mizuho Financial Group, Inc.	2,388,955	3,390,693
	Mizuno Corp.	8,500	195,104
*	Mobile Factory, Inc.	2,000	28,721
	Mochida Pharmaceutical Co., Ltd.	5,700	239,418
	Modec, Inc.	6,600	175,169
	Monex Group, Inc.	79,000	234,561
	Monogatari Corp. (The)	2,400	203,998
	MonotaRO Co., Ltd.	24,800	541,397
	MORESCO Corp.	5,600	74,686
	Morinaga & Co., Ltd.	9,800	459,490
	Morinaga Milk Industry Co., Ltd.	21,700	842,085
	Morita Holdings Corp.	11,100	182,223
	Morito Co., Ltd.	7,000	52,101
	Morozoff, Ltd.	900	40,599
	Mory Industries, Inc.	2,300	41,532
	MRK Holdings, Inc.	8,300	14,153
	MrMax Holdings, Ltd.	10,700	43,905
	MS&AD Insurance Group Holdings, Inc.	46,813	1,534,463
	MTI, Ltd.	18,200	131,458
	Mugen Estate Co., Ltd.	8,500	44,101

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Murata Manufacturing Co., Ltd.	57,339	$2,625,620
	Musashi Seimitsu Industry Co., Ltd.	34,100	446,192
	Musashino Bank, Ltd. (The)	13,800	266,561
*	Mynet, Inc.	2,900	16,928
	N Field Co., Ltd.	3,400	21,375
	Nabtesco Corp.	22,900	616,914
	NAC Co., Ltd.	8,800	79,611
	Nachi-Fujikoshi Corp.	10,700	450,228
	Nadex Co., Ltd.	1,800	14,411
	Nagaileben Co., Ltd.	2,000	41,723
	Nagano Bank, Ltd. (The)	3,600	56,490
	Nagano Keiki Co., Ltd.	3,700	26,313
	Nagase & Co., Ltd.	36,900	537,607
	Nagatanien Holdings Co., Ltd.	4,100	78,036
	Nagawa Co., Ltd.	1,800	83,077
	Nagoya Railroad Co., Ltd.	24,400	671,723
	Naigai Trans Line, Ltd.	1,700	20,460
	Nakabayashi Co., Ltd.	9,900	49,815
	Nakamuraya Co., Ltd.	892	34,907
	Nakanishi, Inc.	12,600	230,009
	Nakano Corp.	8,000	31,300
	Nakayama Steel Works, Ltd.	9,500	41,849
	Nakayamafuku Co., Ltd.	2,200	10,669
	Nankai Electric Railway Co., Ltd.	17,300	414,489
	Nanto Bank, Ltd. (The)	15,900	341,424
	Narasaki Sangyo Co., Ltd.	1,200	19,378
	Natori Co., Ltd.	2,300	33,498
	NEC Capital Solutions, Ltd.	5,500	99,803
	NEC Corp.	53,500	2,187,041
	NEC Networks & System Integration Corp.	6,400	165,497
	NET One Systems Co., Ltd.	30,700	809,721
	Neturen Co., Ltd.	14,800	114,128
*	New Japan Chemical Co., Ltd.	8,500	16,358
*	Nexon Co., Ltd.	26,100	413,123
	Nextage Co., Ltd.	10,700	120,908
	Nexyz Group Corp.	1,800	33,220
	NF Corp.	1,100	22,702
	NGK Insulators, Ltd.	55,900	831,388
	NGK Spark Plug Co., Ltd.	42,600	813,427
	NH Foods, Ltd.	19,100	708,378
	NHK Spring Co., Ltd.	127,600	1,000,603
	Nicca Chemical Co., Ltd.	1,000	7,825
*	Nice Holdings, Inc.	2,400	13,402
	Nichias Corp.	38,800	694,936
	Nichiban Co., Ltd.	2,500	43,365
	Nichicon Corp.	25,200	207,383
	Nichiden Corp.	5,700	100,017
	Nichiha Corp.	16,100	419,942
	NichiiGakkan Co., Ltd.	27,000	427,244
	Nichi-iko Pharmaceutical Co., Ltd.	26,000	297,921
	Nichimo Co., Ltd.	700	11,206
	Nichirei Corp.	48,500	1,122,087
	Nichirin Co., Ltd.	5,330	77,005
	Nidec Corp.	7,018	938,472
	Nidec Corp., Sponsored ADR	8,634	289,239
	Nifco, Inc.	28,400	700,445
	Nihon Chouzai Co., Ltd.	5,060	153,470
*	Nihon Dempa Kogyo Co., Ltd.	29,100	128,430
	Nihon Denkei Co., Ltd.	2,400	31,106

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon Eslead Corp.	3,600	$56,448
	Nihon Flush Co., Ltd.	2,300	61,666
	Nihon House Holdings Co., Ltd.	21,800	88,271
	Nihon Kohden Corp.	14,100	385,833
	Nihon M&A Center, Inc.	24,400	654,787
	Nihon Nohyaku Co., Ltd.	18,500	78,079
	Nihon Parkerizing Co., Ltd.	22,200	247,366
	Nihon Plast Co., Ltd.	7,300	46,477
	Nihon Tokushu Toryo Co., Ltd.	5,200	62,295
	Nihon Unisys, Ltd.	38,200	1,253,717
	Nihon Yamamura Glass Co., Ltd.	3,300	42,086
	Nikkato Corp.	3,000	18,450
	Nikkiso Co., Ltd.	25,800	330,202
	Nikkon Holdings Co., Ltd.	23,900	558,487
	Nikon Corp.	41,900	565,721
	Nintendo Co., Ltd.	1,700	625,418
	Nippi, Inc.	1,200	37,016
	Nippo Corp.	23,000	438,181
	Nippon Air Conditioning Services Co., Ltd.	7,000	46,454
	Nippon Aqua Co., Ltd.	4,000	21,262
	Nippon Carbide Industries Co., Inc.	3,200	38,906
	Nippon Carbon Co., Ltd.	5,900	226,383
	Nippon Chemical Industrial Co., Ltd.	2,300	44,571
	Nippon Chemi-Con Corp.	8,000	122,442
	Nippon Chemiphar Co., Ltd.	1,700	44,393
	Nippon Coke & Engineering Co., Ltd.	81,900	70,464
	Nippon Commercial Development Co., Ltd.	5,300	73,695
	Nippon Concept Corp.	2,900	32,286
	Nippon Concrete Industries Co., Ltd.	25,800	66,330
	Nippon Denko Co., Ltd.	52,200	89,660
	Nippon Densetsu Kogyo Co., Ltd.	14,900	285,474
	Nippon Electric Glass Co., Ltd.	26,100	583,683
	Nippon Express Co., Ltd.	20,900	1,177,935
	Nippon Filcon Co., Ltd.	7,300	32,452
	Nippon Flour Mills Co., Ltd.	22,600	356,421
	Nippon Gas Co., Ltd.	21,300	597,855
	Nippon Kayaku Co., Ltd.	49,200	578,494
	Nippon Kinzoku Co., Ltd.	2,600	20,618
	Nippon Kodoshi Corp.	3,900	52,838
	Nippon Koei Co., Ltd.	5,600	122,852
	Nippon Koshuha Steel Co., Ltd.	4,600	18,776
	Nippon Light Metal Holdings Co., Ltd.	359,000	656,282
	Nippon Paint Holdings Co., Ltd.	6,300	274,114
	Nippon Paper Industries Co., Ltd.	44,100	777,535
	Nippon Parking Development Co., Ltd., Class C	73,000	113,608
	Nippon Pillar Packing Co., Ltd.	10,000	96,450
	Nippon Piston Ring Co., Ltd.	3,700	47,118
	Nippon Road Co., Ltd. (The)	2,900	161,333
	Nippon Seisen Co., Ltd.	1,200	29,262
*	Nippon Sharyo, Ltd.	4,700	107,518
	Nippon Sheet Glass Co., Ltd.	68,800	430,249
	Nippon Shokubai Co., Ltd.	8,100	525,730
	Nippon Signal Co., Ltd.	23,300	258,609
	Nippon Soda Co., Ltd.	12,200	306,850
	Nippon Steel Corp.	94,378	1,478,639
	Nippon Steel Trading Corp.	7,752	311,119
	Nippon Suisan Kaisha, Ltd.	177,500	1,118,580
	Nippon Systemware Co., Ltd.	3,100	79,132
	Nippon Telegraph & Telephone Corp.	30,600	1,381,010

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Nippon Thompson Co., Ltd.	27,900	$127,773
Nippon Tungsten Co., Ltd.	800	15,078
Nippon View Hotel Co., Ltd.	2,800	37,602
Nippon Yakin Kogyo Co., Ltd.	66,500	127,168
Nippon Yusen K.K.	42,900	714,735
Nipro Corp.	80,100	887,987
Nishimatsu Construction Co., Ltd.	27,800	525,271
Nishimatsuya Chain Co., Ltd.	17,000	137,058
Nishi-Nippon Financial Holdings, Inc.	65,600	463,398
Nishi-Nippon Railroad Co., Ltd.	17,900	377,600
Nishio Rent All Co., Ltd.	12,300	343,854
Nissan Chemical Corp.	20,700	905,238
Nissan Motor Co., Ltd.	515,200	3,348,760
Nissan Shatai Co., Ltd.	23,800	199,051
Nissan Tokyo Sales Holdings Co., Ltd.	12,100	31,136
Nissei ASB Machine Co., Ltd.	4,400	109,925
Nissei Plastic Industrial Co., Ltd.	5,800	55,913
Nissha Co., Ltd.	14,100	163,416
Nisshin Fudosan Co.	13,400	57,434
Nisshin Oillio Group, Ltd. (The)	13,700	399,210
Nisshin Seifun Group, Inc.	3,930	74,270
Nisshinbo Holdings, Inc.	81,055	631,123
Nissin Corp.	7,000	111,872
Nissin Electric Co., Ltd.	12,000	137,867
Nissin Foods Holdings Co., Ltd.	100	6,207
Nissin Kogyo Co., Ltd.	20,400	280,326
Nitori Holdings Co., Ltd.	3,700	499,003
Nitta Corp.	8,800	242,646
Nitta Gelatin, Inc.	6,300	41,039
Nittan Valve Co., Ltd.	9,600	26,097
Nittetsu Mining Co., Ltd.	2,500	108,334
Nitto Boseki Co., Ltd.	11,600	260,708
Nitto Denko Corp.	39,800	1,960,144
Nitto Fuji Flour Milling Co., Ltd.	700	41,678
Nitto Kogyo Corp.	8,600	163,736
Nitto Kohki Co., Ltd.	4,700	94,132
Nitto Seiko Co., Ltd.	12,500	65,379
Nittoc Construction Co., Ltd.	12,900	70,662
Noda Corp.	6,400	44,340
Noevir Holdings Co., Ltd.	5,300	276,648
NOF Corp.	18,400	658,615
Nohmi Bosai, Ltd.	8,400	171,110
Nojima Corp.	18,900	304,308
NOK Corp.	40,700	597,522
Nomura Co., Ltd.	24,200	327,699
Nomura Holdings, Inc.	225,400	724,484
Nomura Holdings, Inc., Sponsored ADR	102,675	346,015
Nomura Real Estate Holdings, Inc.	39,600	801,899
Nomura Research Institute, Ltd.	15,079	266,985
Noritake Co., Ltd.	4,200	163,617
Noritsu Koki Co., Ltd.	7,300	127,435
Noritz Corp.	14,100	172,578
North Pacific Bank, Ltd.	140,700	313,692
Nozawa Corp.	3,700	23,288
NS Solutions Corp.	11,300	380,669
NS Tool Co., Ltd.	1,600	29,680
NS United Kaiun Kaisha, Ltd.	5,700	126,364
NSD Co., Ltd.	7,930	244,258
NSK, Ltd.	99,700	842,999

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NTN Corp.	253,500	$703,467
	NTT Data Corp.	73,200	961,138
	NTT DOCOMO, Inc.	154,600	3,706,903
	NuFlare Technology, Inc.	1,900	134,201
	Oat Agrio Co., Ltd.	1,400	16,670
	Obara Group, Inc.	6,600	228,447
	Obayashi Corp.	158,800	1,503,999
	OBIC Business Consultants Co., Ltd.	700	30,129
	Obic Co., Ltd.	4,200	447,511
	Odakyu Electric Railway Co., Ltd.	27,100	605,037
	Odelic Co., Ltd.	1,800	66,227
	Oenon Holdings, Inc.	33,000	116,327
	Ogaki Kyoritsu Bank, Ltd. (The)	16,900	363,504
	Ohara, Inc.	3,000	39,715
	Ohba Co., Ltd.	4,400	24,701
	Ohsho Food Service Corp.	4,800	295,105
	Oiles Corp.	9,084	128,895
	Oita Bank, Ltd. (The)	14,300	405,198
	Oji Holdings Corp.	271,000	1,401,410
	Okabe Co., Ltd.	18,500	142,290
	Okada Aiyon Corp.	1,200	13,906
	Okamoto Industries, Inc.	3,600	167,034
	Okamoto Machine Tool Works, Ltd.	2,400	60,417
	Okamura Corp.	19,900	193,995
	Okasan Securities Group, Inc.	69,800	249,504
	Oki Electric Industry Co., Ltd.	55,700	740,858
	Okinawa Cellular Telephone Co.	5,100	170,437
	Okinawa Electric Power Co., Inc. (The)	12,843	199,734
	OKK Corp.	4,700	34,391
	OKUMA Corp.	8,600	447,120
	Okumura Corp.	15,800	450,172
	Okura Industrial Co., Ltd.	4,100	65,771
	Okuwa Co., Ltd.	11,500	113,631
	Olympic Group Corp.	4,500	27,106
	Olympus Corp.	118,200	1,288,720
	Omron Corp.	23,100	1,099,015
	Ono Pharmaceutical Co., Ltd.	5,000	90,716
	ONO Sokki Co., Ltd.	2,500	11,882
	Onoken Co., Ltd.	7,900	99,316
	Onward Holdings Co., Ltd.	51,500	264,120
	Ootoya Holdings Co., Ltd.	1,100	22,171
*	Open Door, Inc.	2,600	65,366
	Open House Co., Ltd.	12,800	557,657
	Optex Group Co., Ltd.	8,600	108,617
	Oracle Corp.	5,500	456,665
	Organo Corp.	3,300	116,848
	Orient Corp.	216,900	253,831
	Oriental Land Co., Ltd.	4,800	633,338
	Origin Co., Ltd.	2,800	36,876
	Osaka Gas Co., Ltd.	20,600	378,434
	Osaka Organic Chemical Industry, Ltd.	7,300	67,795
	Osaka Soda Co., Ltd.	7,400	180,357
	OSAKA Titanium Technologies Co., Ltd.	11,600	189,107
	Osaki Electric Co., Ltd.	22,400	134,572
	OSG Corp.	37,700	748,295
	OSJB Holdings Corp.	52,900	119,482
	Otsuka Corp.	7,200	283,910
	Otsuka Holdings Co., Ltd.	14,300	525,882
	Outsourcing, Inc.	46,600	554,710

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ozu Corp.	800	$12,744
	Pacific Industrial Co., Ltd.	19,700	277,282
	Pacific Metals Co., Ltd.	6,900	130,815
	Pack Corp. (The)	3,600	108,712
	PAL GROUP Holdings Co., Ltd.	6,400	199,557
	PALTAC Corp.	10,050	490,590
	Paltek Corp.	3,000	14,695
	Pan Pacific International Holdings Corp.	6,400	409,441
	Panasonic Corp.	400,744	3,379,138
	PAPYLESS Co., Ltd.	1,100	21,523
	Paraca, Inc.	2,400	45,938
	Paramount Bed Holdings Co., Ltd.	6,200	237,122
	Parco Co., Ltd.	10,300	112,742
	Park24 Co., Ltd.	25,900	559,785
	Parker Corp.	4,000	18,138
*	Pasco Corp.	2,400	19,156
	Pasona Group, Inc.	11,300	172,036
	PC Depot Corp.	14,720	61,507
	PCI Holdings, Inc.	500	10,210
	Pegasus Sewing Machine Manufacturing Co., Ltd.	8,500	42,675
	Penta-Ocean Construction Co., Ltd.	186,200	901,690
	Pepper Food Service Co., Ltd.	3,600	55,690
*	PeptiDream, Inc.	15,400	856,659
	Persol Holdings Co., Ltd.	23,000	556,300
	PIA Corp.	1,300	54,931
	Pickles Corp.	1,900	40,529
	Pigeon Corp.	19,100	696,479
	Pilot Corp.	9,400	355,027
	Piolax, Inc.	11,200	200,823
	Plant Co., Ltd.	2,400	16,819
	Plenus Co., Ltd.	6,700	110,079
	Pola Orbis Holdings, Inc.	9,600	241,265
	Poletowin Pitcrew Holdings, Inc.	19,800	211,446
	Press Kogyo Co., Ltd.	46,100	208,335
	Pressance Corp.	24,000	334,055
	Prestige International, Inc.	14,600	223,547
	Prima Meat Packers, Ltd.	21,800	408,116
	Pronexus, Inc.	1,200	11,931
	Pro-Ship, Inc.	1,000	11,466
	Proto Corp.	12,200	126,938
	PS Mitsubishi Construction Co., Ltd.	19,300	111,271
	Punch Industry Co., Ltd.	11,100	56,615
	Qol Holdings Co., Ltd.	15,600	234,470
	Quick Co., Ltd.	3,200	47,684
	Raccoon Holdings, Inc.	3,200	18,504
	Raito Kogyo Co., Ltd.	21,500	282,951
	Raiznext Corp.	16,400	174,500
	Rakus Co., Ltd.	5,200	132,821
	Rakuten, Inc.	94,800	966,885
	Rasa Corp.	5,600	42,289
	Rasa Industries, Ltd.	4,600	62,352
	Raysum Co., Ltd.	8,500	80,596
	Recruit Holdings Co., Ltd.	116,400	3,941,592
	Relia, Inc.	12,300	145,301
	Relo Group, Inc.	26,000	688,995
	Renaissance, Inc.	3,300	48,876
*	Renesas Electronics Corp.	126,900	745,825
	Rengo Co., Ltd.	81,000	615,082
*	RENOVA, Inc.	5,000	38,829

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Renown, Inc.	28,700	$32,624
	Resol Holdings Co., Ltd.	500	18,540
	Resona Holdings, Inc.	286,369	1,167,427
	Resorttrust, Inc.	42,500	615,671
	Restar Holdings Corp.	11,300	169,870
	Retail Partners Co., Ltd.	2,000	22,409
	Rheon Automatic Machinery Co., Ltd.	6,100	102,361
	Riberesute Corp.	3,100	23,413
	Ricoh Co., Ltd.	123,281	1,129,174
	Ricoh Leasing Co., Ltd.	7,700	236,490
	Ride On Express Holdings Co., Ltd.	5,800	74,610
	Right On Co., Ltd.	7,700	50,502
	Riken Corp.	4,200	163,478
	Riken Keiki Co., Ltd.	4,200	74,337
	Riken Technos Corp.	17,100	79,948
	Riken Vitamin Co., Ltd.	2,400	75,344
	Ringer Hut Co., Ltd.	6,500	152,414
	Rinnai Corp.	8,300	559,343
	Rion Co., Ltd.	3,100	68,314
	Riso Kagaku Corp.	7,360	116,137
	Riso Kyoiku Co., Ltd.	31,500	147,166
	Rock Field Co., Ltd.	5,600	72,366
	Rohm Co., Ltd.	13,300	926,906
	Rohto Pharmaceutical Co., Ltd.	13,600	391,744
	Rokko Butter Co., Ltd.	7,500	123,861
	Roland DG Corp.	8,000	167,762
	Rorze Corp.	4,500	109,443
	Round One Corp.	44,800	680,932
	Royal Holdings Co., Ltd.	14,600	362,392
	RS Technologies Co., Ltd.	3,200	99,157
*	RVH, Inc.	14,000	23,797
	Ryobi, Ltd.	13,700	253,937
	Ryoden Corp.	8,000	119,615
	Ryohin Keikaku Co., Ltd.	3,900	692,261
	Ryosan Co., Ltd.	8,700	212,453
	S Foods, Inc.	4,500	138,147
	S LINE Co., Ltd.	1,300	11,542
	Sac's Bar Holdings, Inc.	9,350	80,787
	Sagami Rubber Industries Co., Ltd.	2,000	30,965
	Saibu Gas Co., Ltd.	10,200	212,727
	Saizeriya Co., Ltd.	13,800	322,536
	Sakai Chemical Industry Co., Ltd.	6,400	147,079
	Sakai Heavy Industries, Ltd.	1,600	43,136
	Sakai Moving Service Co., Ltd.	5,700	339,502
	Sakai Ovex Co., Ltd.	2,600	43,907
	Sakata INX Corp.	18,900	189,768
	Sakura Internet, Inc.	9,500	55,356
	Sala Corp.	26,200	139,939
	SAMTY Co., Ltd.	9,500	151,321
	San Holdings, Inc.	1,600	33,742
	San ju San Financial Group, Inc.	8,890	132,062
	San-A Co., Ltd.	6,600	264,974
	San-Ai Oil Co., Ltd.	27,500	264,564
*	Sanden Holdings Corp.	12,700	60,376
	Sanei Architecture Planning Co., Ltd.	6,800	94,748
	Sangetsu Corp.	11,800	213,864
	San-In Godo Bank, Ltd. (The)	69,800	421,630
*	Sanix, Inc.	10,700	22,586
	Sanken Electric Co., Ltd.	18,100	378,342

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sanki Engineering Co., Ltd.	20,500	$230,910
	Sanko Gosei, Ltd.	4,800	16,295
	Sanko Metal Industrial Co., Ltd.	1,200	26,860
	Sankyo Co., Ltd.	9,400	323,613
	Sankyo Frontier Co., Ltd.	1,000	30,925
	Sankyo Tateyama, Inc.	12,500	140,251
	Sankyu, Inc.	18,800	1,009,345
	Sanoh Industrial Co., Ltd.	12,800	59,741
	Sanoyas Holdings Corp.	16,500	30,111
	Sansei Technologies, Inc.	1,000	10,740
	Sansha Electric Manufacturing Co., Ltd.	6,400	44,384
	Sanshin Electronics Co., Ltd.	12,500	209,403
	Santen Pharmaceutical Co., Ltd.	21,600	348,074
	Sanwa Holdings Corp.	66,200	738,034
	Sanyo Chemical Industries, Ltd.	6,400	304,160
	Sanyo Denki Co., Ltd.	5,700	246,470
	Sanyo Electric Railway Co., Ltd.	5,500	107,652
	Sanyo Housing Nagoya Co., Ltd.	4,800	42,948
	Sanyo Special Steel Co., Ltd.	8,800	120,613
	Sanyo Trading Co., Ltd.	5,900	132,180
	Sapporo Holdings, Ltd.	39,500	890,939
	Sato Holdings Corp.	14,500	350,222
	Sato Shoji Corp.	3,400	27,554
	Satori Electric Co., Ltd.	7,500	60,723
	Sawada Holdings Co., Ltd.	7,000	57,538
	Sawai Pharmaceutical Co., Ltd.	19,000	1,048,274
	Saxa Holdings, Inc.	2,300	43,520
	SBI Holdings, Inc.	68,830	1,564,916
	SBS Holdings, Inc.	14,000	206,459
	Scala, Inc.	9,000	77,256
	SCREEN Holdings Co., Ltd.	22,100	1,197,508
	Scroll Corp.	14,700	45,814
	SCSK Corp.	6,100	289,607
	SEC Carbon, Ltd.	600	53,845
	Secom Co., Ltd.	9,000	705,339
	Seed Co., Ltd.	11,400	111,109
	Seibu Holdings, Inc.	54,500	856,877
	Seika Corp.	4,300	53,777
	Seikagaku Corp.	13,900	152,472
	Seikitokyu Kogyo Co., Ltd.	20,100	123,295
	Seiko Epson Corp.	80,000	1,177,250
	Seiko Holdings Corp.	15,600	303,028
	Seiko PMC Corp.	2,100	14,722
	Seino Holdings Co., Ltd.	37,400	465,841
	Seiren Co., Ltd.	19,300	265,688
	Sekisui Chemical Co., Ltd.	95,300	1,408,633
	Sekisui House, Ltd.	102,800	1,728,415
	Sekisui Plastics Co., Ltd.	11,000	76,925
	Senko Group Holdings Co., Ltd.	64,400	504,549
	Senshu Electric Co., Ltd.	3,000	74,456
	Senshu Ikeda Holdings, Inc.	122,640	224,980
*	Senshukai Co., Ltd.	13,800	40,510
	Seria Co., Ltd.	8,000	187,038
	Seven & I Holdings Co., Ltd.	115,800	3,952,015
	Seven Bank, Ltd.	210,600	569,764
	SFP Holdings Co., Ltd.	5,100	101,334
	Sharp Corp.	27,500	344,921
	Shibaura Electronics Co., Ltd.	4,300	115,499
	Shibaura Mechatronics Corp.	1,700	48,218

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shibusawa Warehouse Co., Ltd. (The)	3,000	$50,073
	Shibuya Corp.	6,800	188,032
*	Shidax Corp.	4,300	9,163
*	SHIFT, Inc.	2,600	120,529
	Shiga Bank, Ltd. (The)	20,500	452,105
	Shikibo, Ltd.	2,900	26,453
	Shikoku Bank, Ltd. (The)	16,500	142,309
	Shikoku Chemicals Corp.	12,200	128,002
	Shikoku Electric Power Co., Inc.	41,200	387,534
	Shima Seiki Manufacturing, Ltd.	10,700	312,723
	Shimachu Co., Ltd.	19,200	423,695
	Shimadzu Corp.	21,300	511,428
	Shimamura Co., Ltd.	6,900	487,892
	Shimane Bank, Ltd. (The)	1,200	7,650
	Shimano, Inc.	2,900	409,420
	Shimizu Bank, Ltd. (The)	23,600	402,242
	Shimizu Corp.	122,800	988,212
	Shimojima Co., Ltd.	700	7,056
	Shin Nippon Air Technologies Co., Ltd.	5,400	88,212
	Shin Nippon Biomedical Laboratories, Ltd.	8,700	58,429
	Shinagawa Refractories Co., Ltd.	2,700	71,292
	Shindengen Electric Manufacturing Co., Ltd.	3,700	120,106
	Shin-Etsu Chemical Co., Ltd.	31,400	3,197,018
	Shin-Etsu Polymer Co., Ltd.	21,700	152,634
	Shin-Keisei Electric Railway Co., Ltd.	2,600	48,856
	Shinko Electric Industries Co., Ltd.	38,100	306,386
	Shinko Shoji Co., Ltd.	10,100	177,770
	Shinmaywa Industries, Ltd.	30,600	382,485
	Shinnihon Corp.	17,200	135,209
	Shinoken Group Co., Ltd.	20,000	146,546
	Shinsei Bank, Ltd.	41,700	629,877
	Shinsho Corp.	2,400	50,222
	Shionogi & Co., Ltd.	10,000	553,650
	Ship Healthcare Holdings, Inc.	24,200	1,087,457
	Shiseido Co., Ltd.	40,800	3,002,250
	Shizuki Electric Co., Inc.	4,900	26,188
	Shizuoka Bank, Ltd. (The)	72,800	503,355
	Shizuoka Gas Co., Ltd.	29,100	224,904
	SHO-BOND Holdings Co., Ltd.	2,800	96,120
	Shoei Co., Ltd.	4,100	171,190
	Shoei Foods Corp.	4,400	125,866
	Shofu, Inc.	4,700	59,961
*	Shoko Co., Ltd.	4,400	26,380
	Showa Aircraft Industry Co., Ltd.	2,000	24,167
	Showa Corp.	32,700	439,868
	Showa Denko K.K.	60,300	1,617,685
	Showa Sangyo Co., Ltd.	8,600	242,561
	Showa Shinku Co., Ltd.	800	9,438
	Siix Corp.	15,800	199,544
	Sinanen Holdings Co., Ltd.	3,600	58,706
	Sinfonia Technology Co., Ltd.	14,500	166,195
	Sinko Industries, Ltd.	8,600	122,911
	SK-Electronics Co., Ltd.	5,300	113,982
	SKY Perfect JSAT Holdings, Inc.	72,000	284,095
	Skylark Holdings Co., Ltd.	58,400	1,019,083
	SMC Corp.	1,100	398,598
	SMK Corp.	2,800	68,902
	SMS Co., Ltd.	24,800	550,661
	Snow Peak, Inc.	1,000	12,437

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Soda Nikka Co., Ltd.	9,000	$46,708
Sodick Co., Ltd.	27,900	249,843
SoftBank Group Corp.	181,692	9,276,858
Softbank Technology Corp.	5,200	105,176
Softbrain Co., Ltd.	13,800	74,576
Softcreate Holdings Corp.	4,200	67,705
Software Service, Inc.	800	76,417
Sogo Medical Holdings Co., Ltd.	12,400	187,389
Sohgo Security Services Co., Ltd.	8,100	392,659
Sojitz Corp.	321,900	1,005,708
Soken Chemical & Engineering Co., Ltd.	2,700	40,221
Solasto Corp.	16,200	176,779
Sompo Holdings, Inc.	38,575	1,597,505
Sony Corp.	88,100	5,010,592
Sony Corp., Sponsored ADR	51,518	2,929,313
Sony Financial Holdings, Inc.	22,600	547,529
Sotetsu Holdings, Inc.	13,100	345,968
Sourcenext Corp.	22,200	83,613
Space Co., Ltd.	4,620	49,162
Space Value Holdings Co., Ltd.	17,900	83,026
Sparx Group Co., Ltd.	65,200	135,153
SPK Corp.	1,200	28,845
Square Enix Holdings Co., Ltd.	8,900	303,576
SRA Holdings	5,600	125,548
St Marc Holdings Co., Ltd.	9,100	193,240
Stanley Electric Co., Ltd.	33,900	840,608
Star Mica Holdings Co., Ltd.	5,800	96,020
Star Micronics Co., Ltd.	24,100	316,227
Starts Corp., Inc.	21,200	501,143
Starzen Co., Ltd.	3,600	138,567
St-Care Holding Corp.	4,900	22,939
Stella Chemifa Corp.	4,900	137,800
Step Co., Ltd.	1,700	23,790
Strike Co., Ltd.	2,200	53,249
Studio Alice Co., Ltd.	6,500	120,302
Subaru Corp.	88,600	2,064,932
Subaru Enterprise Co., Ltd.	600	33,945
Sugi Holdings Co., Ltd.	5,300	255,122
Sugimoto & Co., Ltd.	3,500	62,057
SUMCO Corp.	131,100	1,718,183
Sumida Corp.	16,700	176,233
Suminoe Textile Co., Ltd.	2,900	78,010
Sumitomo Bakelite Co., Ltd.	13,200	449,027
Sumitomo Chemical Co., Ltd.	419,355	1,912,350
Sumitomo Corp.	105,300	1,562,511
Sumitomo Dainippon Pharma Co., Ltd.	18,900	347,092
Sumitomo Densetsu Co., Ltd.	8,200	145,363
Sumitomo Electric Industries, Ltd.	169,700	2,099,686
Sumitomo Forestry Co., Ltd.	82,800	1,036,410
Sumitomo Heavy Industries, Ltd.	35,200	1,134,798
Sumitomo Metal Mining Co., Ltd.	36,000	1,022,544
Sumitomo Mitsui Construction Co., Ltd.	126,320	671,451
Sumitomo Mitsui Financial Group, Inc.	131,583	4,601,428
Sumitomo Mitsui Trust Holdings, Inc.	33,344	1,139,642
Sumitomo Osaka Cement Co., Ltd.	17,600	672,158
Sumitomo Precision Products Co., Ltd.	1,200	30,256
Sumitomo Realty & Development Co., Ltd.	16,000	582,191
Sumitomo Riko Co., Ltd.	21,900	169,947
Sumitomo Rubber Industries, Ltd.	96,134	1,049,344

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Seika Chemicals Co., Ltd.	5,700	$178,055
	Sun Frontier Fudousan Co., Ltd.	23,300	236,902
	Suncall Corp.	8,000	36,978
	Sundrug Co., Ltd.	16,400	453,446
	Suntory Beverage & Food, Ltd.	12,300	488,045
	Sun-Wa Technos Corp.	5,200	37,192
*	Suruga Bank, Ltd.	39,200	148,718
	Suzuken Co., Ltd.	8,960	493,759
	Suzuki Co., Ltd.	4,800	28,087
	Suzuki Motor Corp.	33,700	1,317,955
	SWCC Showa Holdings Co., Ltd.	57,500	457,449
	Sysmex Corp.	17,200	1,248,773
	System Research Co., Ltd.	1,200	44,693
	Systemsoft Corp.	9,400	11,111
	Systena Corp.	28,200	468,630
	Syuppin Co., Ltd.	9,000	61,096
	T Hasegawa Co., Ltd.	12,400	219,248
	T RAD Co., Ltd.	3,900	66,360
	T&D Holdings, Inc.	121,000	1,358,811
	T&K Toka Co., Ltd.	9,200	82,033
	Tachibana Eletech Co., Ltd.	7,920	122,831
	Tachikawa Corp.	4,200	51,673
	Tachi-S Co., Ltd.	13,500	172,993
	Tadano, Ltd.	42,900	385,729
	Taihei Dengyo Kaisha, Ltd.	7,000	144,626
	Taiheiyo Cement Corp.	43,222	1,213,918
	Taiheiyo Kouhatsu, Inc.	2,700	18,737
	Taiho Kogyo Co., Ltd.	6,900	49,041
	Taikisha, Ltd.	5,600	167,024
	Taiko Bank, Ltd. (The)	700	11,853
	Taisei Corp.	25,300	872,868
	Taisei Lamick Co., Ltd.	2,200	58,537
	Taiyo Holdings Co., Ltd.	5,300	162,580
	Taiyo Nippon Sanso Corp.	68,700	1,408,638
	Taiyo Yuden Co., Ltd.	65,600	1,297,572
	Takachiho Koheki Co., Ltd.	1,800	17,594
	Takamatsu Construction Group Co., Ltd.	4,300	90,333
	Takamatsu Machinery Co., Ltd.	600	4,674
	Takamiya Co., Ltd.	11,200	81,399
	Takaoka Toko Co., Ltd.	5,380	59,002
	Takara Bio, Inc.	1,100	21,606
	Takara Holdings, Inc.	10,000	103,211
	Takara Leben Co., Ltd.	58,700	204,881
	Takara Standard Co., Ltd.	17,100	268,052
	Takasago International Corp.	6,800	186,634
	Takasago Thermal Engineering Co., Ltd.	12,000	185,259
	Takashima & Co., Ltd.	1,600	24,638
	Takashimaya Co., Ltd.	46,700	535,688
	Take And Give Needs Co., Ltd.	4,820	44,889
	TAKEBISHI Corp.	3,900	51,532
*	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	19,633	345,534
	Takeda Pharmaceutical Co., Ltd.	39,708	1,366,586
	Takeei Corp.	13,100	117,722
	Takemoto Yohki Co., Ltd.	3,400	36,440
	Takeuchi Manufacturing Co., Ltd.	18,800	290,765
	Takihyo Co., Ltd.	2,500	42,701
	Takisawa Machine Tool Co., Ltd.	2,300	29,876
	Takuma Co., Ltd.	25,900	307,334
	Tama Home Co., Ltd.	10,000	138,388

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tamron Co., Ltd.	7,000	$156,630
	Tamura Corp.	28,000	157,680
	Tanseisha Co., Ltd.	10,300	122,157
*	Tateru, Inc.	7,800	13,385
	Tatsuta Electric Wire and Cable Co., Ltd.	17,800	78,555
	Tayca Corp.	6,500	136,711
	Tazmo Co., Ltd.	3,000	24,007
	Tbk Co., Ltd.	9,700	35,516
	TDC Soft, Inc.	6,600	52,936
	TDK Corp., Sponsored ADR	7,012	565,202
	TDK Corp.	27,500	2,111,377
	Tear Corp.	5,100	30,118
	TechMatrix Corp.	5,700	113,878
	Techno Smart Corp.	1,600	9,906
	TechnoPro Holdings, Inc.	14,100	796,224
	Tecnos Japan, Inc.	5,500	31,184
	Teijin, Ltd.	129,300	2,236,978
	Teikoku Electric Manufacturing Co., Ltd.	7,300	79,413
	Tekken Corp.	6,100	162,081
	Tenpos Holdings Co., Ltd.	800	15,967
	Terasaki Electric Co., Ltd.	800	7,528
	Terumo Corp.	52,000	1,513,478
	T-Gaia Corp.	6,700	135,510
	THK Co., Ltd.	34,200	861,915
	Tigers Polymer Corp.	6,200	32,040
	TIS, Inc.	19,700	1,022,545
	Toa Corp.	9,200	100,794
	Toa Corp.	6,800	88,320
	Toa Oil Co., Ltd.	2,500	43,083
	TOA ROAD Corp.	2,400	74,187
	Tobishima Corp.	10,210	118,085
	Tobu Railway Co., Ltd.	14,700	417,942
	TOC Co., Ltd.	21,100	134,056
	Tocalo Co., Ltd.	43,900	328,205
	Tochigi Bank, Ltd. (The)	141,300	230,953
	Toda Corp.	63,000	345,097
	Toda Kogyo Corp.	2,100	43,814
	Toei Animation Co., Ltd.	4,900	204,971
	Toei Co., Ltd.	1,700	233,037
	Toell Co., Ltd.	2,100	13,726
	Toenec Corp.	3,900	114,180
	Togami Electric Manufacturing Co., Ltd.	800	11,999
	Toho Bank, Ltd. (The)	92,800	222,714
	Toho Co., Ltd.	3,500	135,895
	Toho Co., Ltd.	3,800	68,539
	Toho Gas Co., Ltd.	10,800	410,669
	Toho Holdings Co., Ltd.	22,000	489,207
	Toho Titanium Co., Ltd.	20,600	160,480
	Toho Zinc Co., Ltd.	7,800	166,861
	Tohoku Bank, Ltd. (The)	2,900	27,626
	Tohoku Electric Power Co., Inc.	35,600	356,207
	Tohto Suisan Co., Ltd.	1,300	31,052
	Tokai Carbon Co., Ltd.	71,200	697,690
	Tokai Corp.	7,200	141,652
	TOKAI Holdings Corp.	59,200	505,053
	Tokai Lease Co., Ltd.	200	3,157
	Tokai Rika Co., Ltd.	32,400	530,723
	Tokai Tokyo Financial Holdings, Inc.	84,300	255,781
	Token Corp.	3,900	223,881

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokio Marine Holdings, Inc.	46,000	$2,441,726
	Tokushu Tokai Paper Co., Ltd.	3,900	134,047
	Tokuyama Corp.	45,600	1,049,625
*	Tokyo Base Co., Ltd.	6,600	44,896
	Tokyo Century Corp.	16,700	690,295
	Tokyo Dome Corp.	39,700	365,338
*	Tokyo Electric Power Co. Holdings, Inc.	129,188	621,441
	Tokyo Electron Device, Ltd.	3,600	67,677
	Tokyo Electron, Ltd.	15,200	2,574,459
	Tokyo Energy & Systems, Inc.	12,200	104,992
	Tokyo Gas Co., Ltd.	20,700	516,707
	Tokyo Individualized Educational Institute, Inc.	2,600	21,841
	Tokyo Keiki, Inc.	5,500	48,596
	Tokyo Kiraboshi Financial Group, Inc.	13,213	176,687
	Tokyo Ohka Kogyo Co., Ltd.	15,400	520,802
	Tokyo Rakutenchi Co., Ltd.	1,000	47,555
	Tokyo Rope Manufacturing Co., Ltd.	6,700	56,110
	Tokyo Sangyo Co., Ltd.	9,500	43,200
	Tokyo Seimitsu Co., Ltd.	16,500	462,687
	Tokyo Steel Manufacturing Co., Ltd.	32,200	244,594
	Tokyo Tatemono Co., Ltd.	68,900	803,930
	Tokyo Tekko Co., Ltd.	4,500	57,277
	Tokyo Theatres Co., Inc.	3,800	47,385
	Tokyotokeiba Co., Ltd.	5,600	159,831
	Tokyu Construction Co., Ltd.	55,100	376,878
	Tokyu Corp.	24,500	429,016
	Tokyu Fudosan Holdings Corp.	273,925	1,584,678
	Toli Corp.	21,200	49,508
	Tomato Bank, Ltd.	3,500	33,436
	Tomen Devices Corp.	1,600	33,982
	Tomoe Corp.	15,300	56,246
	Tomoe Engineering Co., Ltd.	3,600	79,091
	Tomoegawa Co., Ltd.	1,400	12,345
	Tomoku Co., Ltd.	5,000	80,806
	TOMONY Holdings, Inc.	92,400	300,380
	Tomy Co., Ltd.	55,100	703,734
	Tonami Holdings Co., Ltd.	2,700	140,401
	Topcon Corp.	62,000	723,863
	Toppan Forms Co., Ltd.	21,800	189,903
	Topre Corp.	18,800	282,020
	Topy Industries, Ltd.	9,700	206,756
	Toray Industries, Inc.	199,600	1,373,143
	Torex Semiconductor, Ltd.	3,600	39,042
	Toridoll Holdings Corp.	13,500	305,183
	Torii Pharmaceutical Co., Ltd.	6,900	165,064
	Torikizoku Co., Ltd.	2,000	38,990
	Torishima Pump Manufacturing Co., Ltd.	8,300	76,669
	Tosei Corp.	21,800	229,244
	Toshiba Corp.	13,500	430,740
	Toshiba Machine Co., Ltd.	10,500	230,970
	Toshiba Plant Systems & Services Corp.	5,800	97,051
	Toshiba TEC Corp.	17,400	515,804
	Tosho Co., Ltd.	5,400	134,211
	Tosoh Corp.	123,000	1,723,952
	Totech Corp.	2,900	63,302
	Totetsu Kogyo Co., Ltd.	9,400	257,069
	TOTO, Ltd.	12,500	500,514
	Totoku Electric Co., Ltd.	1,700	29,523
	Tottori Bank, Ltd. (The)	4,000	52,777

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toukei Computer Co., Ltd.	600	$16,850
	Tow Co., Ltd.	8,100	57,976
	Towa Bank, Ltd. (The)	24,000	159,022
	Towa Corp.	11,200	88,198
	Towa Pharmaceutical Co., Ltd.	15,000	376,419
	Toyo Construction Co., Ltd.	48,000	188,929
	Toyo Denki Seizo K.K.	2,600	36,386
*	Toyo Engineering Corp.	13,700	70,528
	Toyo Ink SC Holdings Co., Ltd.	17,800	388,909
	Toyo Kanetsu K.K.	4,300	76,627
	Toyo Logistics Co., Ltd.	6,800	19,841
	Toyo Machinery & Metal Co., Ltd.	7,600	40,472
	Toyo Securities Co., Ltd.	26,300	29,715
	Toyo Seikan Group Holdings, Ltd.	35,800	624,943
	Toyo Suisan Kaisha, Ltd.	13,200	530,813
	Toyo Tanso Co., Ltd.	4,900	94,093
	Toyo Tire Corp	66,600	870,022
	Toyo Wharf & Warehouse Co., Ltd.	2,200	27,808
	Toyobo Co., Ltd.	46,200	576,523
	Toyoda Gosei Co., Ltd.	41,200	757,700
	Toyota Boshoku Corp.	37,500	526,431
	Toyota Motor Corp., Sponsored ADR	42,528	5,488,238
	Toyota Motor Corp.	270,373	17,469,660
	Toyota Tsusho Corp.	25,100	726,543
	TPR Co., Ltd.	14,100	244,185
	Trancom Co., Ltd.	4,800	276,591
	Transaction Co., Ltd.	4,200	41,205
	Trend Micro, Inc.	20,700	902,560
	Tri Chemical Laboratories, Inc.	2,000	102,318
	Trusco Nakayama Corp.	14,600	300,020
	Trust Tech, Inc.	5,200	73,966
	TS Tech Co., Ltd.	23,300	641,430
	Tsubaki Nakashima Co., Ltd.	23,900	412,080
	Tsubakimoto Chain Co.	13,300	435,709
	Tsubakimoto Kogyo Co., Ltd.	1,500	45,967
	Tsudakoma Corp.	1,800	22,868
	Tsugami Corp.	27,000	217,179
	Tsukada Global Holdings, Inc.	10,100	51,069
	Tsukishima Kikai Co., Ltd.	9,600	113,537
	Tsukuba Bank, Ltd.	88,500	137,176
	Tsukui Corp.	36,700	168,751
	Tsumura & Co.	14,700	405,076
	Tsuruha Holdings, Inc.	5,200	529,316
	Tsurumi Manufacturing Co., Ltd.	7,700	129,832
	Tv Tokyo Holdings Corp.	7,000	148,173
	UACJ Corp.	20,791	339,935
	Ube Industries, Ltd.	65,120	1,355,828
	Uchida Yoko Co., Ltd.	3,400	105,765
	Uchiyama Holdings Co., Ltd.	1,500	7,157
	Ulvac, Inc.	30,200	1,264,085
	UMC Electronics Co., Ltd.	3,100	29,332
*	Umenohana Co., Ltd.	500	11,724
	Unicharm Corp.	20,000	565,822
	Uniden Holdings Corp.	3,300	57,214
	UNIMAT Retirement Community Co., Ltd.	2,100	33,189
	Union Tool Co.	2,100	62,655
	Unipres Corp.	24,400	397,248
	United Arrows, Ltd.	8,200	234,998
	United Super Markets Holdings, Inc.	26,300	233,254

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	UNITED, Inc.	3,700	$47,642
*	Unitika, Ltd.	39,400	149,813
	Universal Entertainment Corp.	6,600	207,292
	Unizo Holdings Co., Ltd.	10,200	331,038
	Urbanet Corp. Co., Ltd.	10,100	31,932
	USS Co., Ltd.	12,400	245,557
	UT Group Co., Ltd.	9,400	206,259
	Utoc Corp.	7,600	33,819
	V Technology Co., Ltd.	3,400	159,941
	Valor Holdings Co., Ltd.	21,200	437,637
	Valqua, Ltd.	9,400	187,312
	Value HR Co., Ltd.	500	15,816
	ValueCommerce Co., Ltd.	9,900	171,404
*	V-Cube, Inc.	2,300	12,438
*	Vector, Inc.	9,500	81,795
	Vertex Corp.	3,020	36,996
*	VIA Holdings, Inc.	5,300	31,005
	Village Vanguard Co., Ltd.	2,800	25,591
*	Vision, Inc.	2,700	128,967
*	Visionary Holdings Co., Ltd.	58,900	23,032
	Vital KSK Holdings, Inc.	20,700	200,648
	VT Holdings Co., Ltd.	57,900	227,571
	Wacoal Holdings Corp.	16,100	390,565
	Wacom Co., Ltd.	20,600	72,566
	Wakachiku Construction Co., Ltd.	5,800	77,594
	Wakita & Co., Ltd.	18,200	182,360
	Warabeya Nichiyo Holdings Co., Ltd.	6,700	105,295
	Watahan & Co., Ltd.	4,200	88,178
	WATAMI Co., Ltd.	8,800	123,280
	Watts Co., Ltd.	3,600	23,230
	WDB Holdings Co., Ltd.	2,900	73,350
	Weathernews, Inc.	1,400	40,127
	Welcia Holdings Co., Ltd.	8,600	399,602
	West Holdings Corp.	10,600	112,959
	West Japan Railway Co.	7,700	630,300
	Will Group, Inc.	5,000	40,275
	WIN-Partners Co., Ltd.	6,000	66,221
	Wood One Co., Ltd.	3,700	33,598
	Workman Co., Ltd.	800	36,438
	World Holdings Co., Ltd.	4,300	58,292
	Wowow, Inc.	3,400	81,943
	Xebio Holdings Co., Ltd.	12,800	141,726
	YAC Holdings Co., Ltd.	4,800	45,521
	Yachiyo Industry Co., Ltd.	3,600	20,903
	Yahagi Construction Co., Ltd.	13,000	83,771
	Yahoo Japan Corp.	170,300	498,796
	Yakult Honsha Co., Ltd.	2,400	135,312
	Yakuodo Co., Ltd.	3,900	85,655
	YAMABIKO Corp.	14,900	126,347
	YAMADA Consulting Group Co., Ltd.	5,200	94,071
	Yamada Denki Co., Ltd.	108,240	477,443
	Yamagata Bank, Ltd. (The)	12,800	186,951
	Yamaguchi Financial Group, Inc.	53,000	370,024
	Yamaha Corp.	6,300	296,997
	Yamaha Motor Co., Ltd.	91,700	1,607,952
*	Yamaha Motor Robotics Holdings Co., Ltd.	8,400	33,681
	Yamaichi Electronics Co., Ltd.	13,900	150,215
	YA-MAN, Ltd.	10,400	83,788
	Yamanashi Chuo Bank, Ltd. (The)	14,400	149,946

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamatane Corp.	4,600	$58,775
	Yamato Corp.	7,100	36,744
	Yamato Holdings Co., Ltd.	43,000	844,194
	Yamaura Corp.	1,900	14,506
	Yamaya Corp.	2,500	52,142
	Yamazaki Baking Co., Ltd.	59,200	898,970
	Yamazen Corp.	21,500	204,264
	Yaoko Co., Ltd.	9,700	444,157
	Yashima Denki Co., Ltd.	1,700	13,851
	Yaskawa Electric Corp.	34,300	1,135,051
	Yasunaga Corp.	4,700	61,404
	Yellow Hat, Ltd.	14,400	184,073
	Yokogawa Bridge Holdings Corp.	13,600	211,409
	Yokogawa Electric Corp.	28,100	502,900
	Yokohama Reito Co., Ltd.	24,400	228,961
	Yokohama Rubber Co., Ltd. (The)	62,800	1,155,444
	Yokowo Co., Ltd.	9,400	197,393
	Yomiuri Land Co., Ltd.	2,200	97,323
	Yondenko Corp.	1,500	37,367
	Yondoshi Holdings, Inc.	4,200	100,601
	Yorozu Corp.	9,700	127,376
	Yossix Co., Ltd.	1,000	23,508
	Yotai Refractories Co., Ltd.	8,000	41,849
	Yuasa Funashoku Co., Ltd.	400	13,282
	Yuasa Trading Co., Ltd.	6,100	171,926
	Yuken Kogyo Co., Ltd.	1,600	25,111
	Yume No Machi Souzou Iinkai Co., Ltd.	8,400	125,940
	Yumeshin Holdings Co., Ltd.	16,300	119,336
	Yurtec Corp.	17,800	118,115
	Yushiro Chemical Industry Co., Ltd.	4,700	58,036
	Zaoh Co., Ltd.	1,400	17,189
	Zenrin Co., Ltd.	12,450	228,892
	Zensho Holdings Co., Ltd.	40,500	870,011
	Zeon Corp.	85,100	984,166
	ZIGExN Co., Ltd.	20,100	144,015
	Zojirushi Corp.	12,000	144,562
	ZOZO, Inc.	33,200	626,030
	Zuiko Corp.	1,200	36,742
TOTAL JAPAN			637,264,927
MALAYSIA — (0.7%)
#	Duopharma Biotech Bhd	53,527	17,570
#	7-Eleven Malaysia Holdings Bhd, Class B	114,356	40,940
	Aeon Co. M Bhd	243,200	101,588
	AEON Credit Service M Bhd	49,150	196,887
	AFFIN Bank Bhd	128,790	62,926
	AirAsia Group Bhd	1,062,600	502,939
#*	AirAsia X Bhd	849,300	46,143
	Alliance Bank Malaysia Bhd	376,100	334,549
	AMMB Holdings Bhd	484,500	495,594
#	Ann Joo Resources Bhd	120,200	43,473
	APM Automotive Holdings Bhd	34,700	21,100
	Astro Malaysia Holdings Bhd	151,100	52,905
	Axiata Group Bhd	452,576	549,553
	Batu Kawan Bhd	32,700	129,442
*	Berjaya Assets Bhd	277,000	19,383
*	Berjaya Corp. Bhd	1,321,110	83,155
*	Berjaya Land Bhd	315,100	12,580
#	Berjaya Sports Toto Bhd	316,659	201,467

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
*	Bermaz Auto Bhd	273,800	$168,911
	BIMB Holdings Bhd	148,500	150,359
*	Borneo Oil Bhd	412,350	4,427
	Boustead Holdings Bhd	220,899	60,920
	Boustead Plantations Bhd	70,980	12,015
	British American Tobacco Malaysia Bhd	23,400	127,797
#*	Bumi Armada Bhd	999,100	55,142
	Bursa Malaysia Bhd	212,000	346,202
	CAB Cakaran Corp. Bhd	89,900	10,745
	Cahya Mata Sarawak Bhd	177,600	122,080
	Can-One Bhd	18,400	14,563
	Carlsberg Brewery Malaysia Bhd, Class B	50,200	292,708
	CB Industrial Product Holding Bhd	102,800	24,346
	CIMB Group Holdings Bhd	514,949	631,866
*	Coastal Contracts Bhd	42,800	10,182
	Comfort Glove Bhd	79,200	15,312
	Cypark Resources Bhd	89,100	30,938
	D&O Green Technologies Bhd	248,900	33,870
#	Dagang NeXchange Bhd	387,100	25,540
	Datasonic Group Bhd	154,100	25,174
*	Dayang Enterprise Holdings Bhd	281,339	96,948
	Dialog Group Bhd	390,658	325,886
	DiGi.Com Bhd	172,900	208,981
	DRB-Hicom Bhd	359,300	229,589
	Dutch Lady Milk Industries Bhd	4,500	69,327
*	Eastern & Oriental Bhd	315,069	60,853
*	Eco World Development Group Bhd	481,100	91,322
	Econpile Holdings Bhd	315,000	61,217
	Evergreen Fibreboard Bhd	210,750	15,241
*	FGV Holdings Bhd	937,500	255,831
	Fraser & Neave Holdings Bhd	15,000	125,314
	Frontken Corp. Bhd	322,300	120,573
	Gabungan AQRS Bhd	170,034	57,382
	Gadang Holdings Bhd	196,250	39,044
	Gamuda Bhd	431,500	386,675
	Gas Malaysia Bhd	80,000	54,647
	Genting Malaysia Bhd	479,800	448,212
#	Genting Plantations Bhd	46,700	109,774
#	George Kent Malaysia Bhd	195,300	54,518
	Globetronics Technology Bhd	126,633	54,142
	Glomac Bhd	95,260	8,982
	Guan Chong Bhd	54,500	47,463
	Hai-O Enterprise Bhd	81,100	44,541
	HAP Seng Consolidated Bhd	229,580	549,851
	Hap Seng Plantations Holdings Bhd	72,400	27,243
	Hartalega Holdings Bhd	128,000	153,248
	Heineken Malaysia Bhd	39,900	219,745
#*	Hengyuan Refining Co. Bhd	58,600	70,853
	HeveaBoard Bhd	142,700	20,857
	Hiap Teck Venture Bhd	425,300	23,011
#*	Hibiscus Petroleum Bhd	486,400	122,398
	Hock Seng LEE Bhd	55,900	18,702
	Hong Leong Bank Bhd	30,132	130,859
	Hong Leong Financial Group Bhd	43,353	188,707
	Hong Leong Industries Bhd	36,400	97,509
*	HSS Engineers Bhd	64,200	16,401
#	IHH Healthcare Bhd	94,400	130,702
	IJM Corp. Bhd	740,320	416,625
	IJM Plantations Bhd	72,500	25,267

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Inari Amertron Bhd	685,988	$271,295
	Insas Bhd	225,200	44,536
	IOI Corp. Bhd	179,426	181,714
	IOI Properties Group Bhd	412,924	125,653
*	Iris Corp. Bhd	271,500	10,160
#*	Iskandar Waterfront City Bhd	91,000	21,364
*	JAKS Resources Bhd	137,900	25,890
	Jaya Tiasa Holdings Bhd	170,800	20,065
	JHM Consolidation Bhd	41,000	12,404
	Kerjaya Prospek Group Bhd	149,680	51,687
*	KNM Group Bhd	1,116,730	108,673
	Kossan Rubber Industries	204,000	201,066
#	KPJ Healthcare Bhd	522,800	118,229
*	Kretam Holdings Bhd	113,800	10,446
*	KSL Holdings Bhd	222,492	44,974
	Kuala Lumpur Kepong Bhd	27,100	154,918
	Kumpulan Perangsang Selangor Bhd	46,630	10,390
*	Landmarks Bhd	74,700	10,848
	LBS Bina Group Bhd	295,680	37,903
	Lii Hen Industries Bhd	52,800	37,701
	Lingkaran Trans Kota Holdings Bhd	48,400	53,918
*	Lion Industries Corp. Bhd	75,600	9,180
	LPI Capital Bhd	38,184	144,592
	Magni-Tech Industries Bhd	64,000	75,049
	Magnum Bhd	251,900	163,248
	Mah Sing Group Bhd	576,440	128,925
	Malakoff Corp. Bhd	339,500	73,864
	Malayan Banking Bhd	199,083	416,447
	Malayan Flour Mills Bhd	109,800	17,751
	Malaysia Airports Holdings Bhd	284,992	577,276
	Malaysia Building Society Bhd	601,627	126,551
	Malaysian Pacific Industries Bhd	44,675	98,393
	Malaysian Resources Corp. Bhd	906,300	198,978
	Malton Bhd	169,500	21,946
	Matrix Concepts Holdings Bhd	142,275	65,420
	Maxis Bhd	131,200	180,298
*	Media Prima Bhd	306,800	35,549
	Mega First Corp. Bhd	84,100	77,198
	MISC Bhd	164,580	287,122
	Mitrajaya Holdings Bhd	163,800	13,055
	MKH Bhd	124,324	36,378
#	MMC Corp. Bhd	227,500	60,448
*	MNRB Holdings Bhd	112,680	30,512
*	MPHB Capital Bhd	114,100	32,219
#	Muda Holdings Bhd	76,200	30,462
*	Mudajaya Group Bhd	119,967	8,660
	Muhibbah Engineering M Bhd	98,000	63,556
#*	Mulpha International Bhd	51,880	26,489
	My EG Services Bhd	569,600	212,242
	Nestle Malaysia Bhd	3,300	118,763
*	OCK Group Bhd	106,000	13,653
	Padini Holdings Bhd	269,400	229,600
	Panasonic Manufacturing Malaysia Bhd	4,500	43,643
	Pantech Group Holdings Bhd	193,198	23,352
	Paramount Corp. Bhd	107,240	39,210
#*	Pentamaster Corp. Bhd	67,350	56,768
*	PESTECH International Bhd	141,100	49,036
	Petron Malaysia Refining & Marketing Bhd	36,200	52,364
	Petronas Chemicals Group Bhd	268,400	486,430

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Petronas Dagangan Bhd	17,100	$97,087
	Petronas Gas Bhd	30,300	117,928
	PIE Industrial Bhd	22,300	6,756
#	Pos Malaysia Bhd	93,200	38,969
	Press Metal Aluminium Holdings Bhd	343,839	378,132
	Public Bank Bhd	348,940	1,848,475
	QL Resources Bhd	172,705	287,277
	Ranhill Holdings Bhd	141,000	43,593
	RGB International Bhd	757,485	37,389
	RHB Bank Bhd	215,943	287,469
	Salcon Bhd	248,008	14,328
	Sapura Energy Bhd	2,342,843	168,932
	Sarawak Oil Palms Bhd	77,957	43,135
	Scientex Bhd	124,600	254,359
	Serba Dinamik Holdings Bhd	192,700	186,642
	Shangri-La Hotels Malaysia Bhd	15,100	19,231
	Sime Darby Bhd	265,822	140,582
#	Sime Darby Plantation Bhd	183,822	204,907
	Sime Darby Property Bhd	332,922	78,602
	SKP Resources Bhd	386,500	115,677
	SP Setia Bhd Group	150,024	71,010
	Star Media Group Bhd	50,500	7,633
*	Sumatec Resources Bhd	598,000	5,089
	Sunway Bhd	416,821	167,234
#	Sunway Construction Group Bhd	111,780	58,638
	Supermax Corp. Bhd	452,100	180,746
	Suria Capital Holdings Bhd	19,320	6,537
	Syarikat Takaful Malaysia Keluarga Bhd	107,200	158,146
	Ta Ann Holdings Bhd	80,257	43,698
	TA Enterprise Bhd	333,600	51,679
	TA Global Bhd	444,500	26,882
	Taliworks Corp. Bhd	150,500	32,886
	Tambun Indah Land Bhd	80,300	15,529
	Tan Chong Motor Holdings Bhd	100,000	35,305
	TDM Bhd	302,940	13,901
	Telekom Malaysia Bhd	193,648	191,517
	Tenaga Nasional Bhd	126,150	421,117
	Thong Guan Industries Bhd	23,200	14,226
	TIME dotCom Bhd	47,300	103,095
	TMC Life Sciences Bhd	72,700	12,497
	Top Glove Corp. Bhd	419,200	459,994
	Tropicana Corp. Bhd	204,663	42,596
	TSH Resources Bhd	164,100	36,146
	Tune Protect Group Bhd	178,800	29,958
	Uchi Technologies Bhd	52,600	34,557
	UEM Edgenta Bhd	78,600	57,267
	UEM Sunrise Bhd	806,058	155,679
	UMW Holdings Bhd	75,400	92,327
	United Plantations Bhd	11,300	70,670
	UOA Development Bhd	259,900	130,892
*	Velesto Energy Bhd	1,276,083	96,758
	ViTrox Corp. Bhd	18,400	31,092
*	Vizione Holdings Bhd	104,700	24,512
	VS Industry Bhd	656,075	189,791
*	Wah Seong Corp. Bhd	104,398	17,672
	WCT Holdings Bhd	481,481	132,731
	Westports Holdings Bhd	152,600	147,627
	WTK Holdings Bhd	72,500	9,103
	Yinson Holdings Bhd	240,900	404,979

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	YNH Property Bhd	134,015	$90,692
	YTL Corp. Bhd	1,701,762	423,455
	YTL Power International Bhd	349,503	65,955
TOTAL MALAYSIA			24,863,480
MEXICO — (0.7%)
	Alfa S.A.B. de C.V., Class A	1,725,090	1,494,305
	Alpek S.A.B. de C.V.	236,508	255,591
*	Alsea S.A.B. de C.V.	243,821	498,360
	America Movil S.A.B. de C.V.	1,806,998	1,266,348
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	25,067	350,687
	Arca Continental S.A.B. de C.V.	114,633	609,123
*	Axtel S.A.B. de C.V.	593,377	76,790
	Banco del Bajio SA	48,437	91,016
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	6,817	48,401
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	331,102	470,812
	Becle S.A.B. de C.V.	88,536	131,438
	Bolsa Mexicana de Valores S.A.B. de C.V.	223,741	371,856
	Cemex S.A.B. de C.V.	2,319,321	825,401
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	4,452	273,086
	Coca-Cola Femsa S.A.B. de C.V.	13,300	81,825
	Consorcio ARA S.A.B. de C.V.	305,857	63,841
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	15,370	150,472
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	25,993	25,445
	Corp. Inmobiliaria Vesta S.A.B. de C.V.	201,577	303,674
	Corp. Moctezuma S.A.B. de C.V.	73,800	221,665
	Credito Real S.A.B. de C.V. SOFOM ER	85,587	97,941
	El Puerto de Liverpool S.A.B. de C.V.	30,360	147,635
*	Empresas ICA S.A.B. de C.V.	117,564	867
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	32,800	3,141
	Fomento Economico Mexicano S.A.B. de C.V.	23,152	210,043
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	527	47,799
*	Genomma Lab Internacional S.A.B. de C.V., Class B	450,602	411,952
	Gentera S.A.B. de C.V.	471,339	387,131
	Gruma S.A.B. de C.V., Class B	75,569	692,252
*	Grupo Aeromexico S.A.B. de C.V.	104,243	81,594
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	179,878	1,105,339
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	9,537	954,558
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	33,125	332,395
	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	2,878	437,830
	Grupo Bimbo S.A.B. de C.V.	222,900	425,940
	Grupo Carso S.A.B. de C.V.	76,516	244,715
	Grupo Cementos de Chihuahua S.A.B. de C.V.	47,506	253,745
	Grupo Comercial Chedraui S.A. de C.V.	184,226	276,477
	Grupo Elektra S.A.B. de C.V.	13,973	937,335
*	Grupo Famsa S.A.B. de C.V., Class A	110,408	32,321
	Grupo Financiero Banorte S.A.B. de C.V.	246,697	1,234,146
	Grupo Financiero Inbursa S.A.B. de C.V.	427,783	523,909
*	Grupo GICSA SAB de CV	109,089	26,356
	Grupo Herdez S.A.B. de C.V., Series *	128,128	268,775
	Grupo Industrial Saltillo S.A.B. de C.V.	7,200	7,138
	Grupo Lala S.A.B. de C.V.	93,077	100,781
	Grupo Lamosa S.A.B. de C.V.	35,276	53,658
	Grupo Mexico S.A.B. de C.V., Series B	777,552	1,906,983
*	Grupo Pochteca S.A.B. de C.V.	3,616	1,320
	Grupo Sanborns S.A.B. de C.V.	53,862	57,618
*	Grupo Simec S.A.B. de C.V., Sponsored ADR	1,049	9,239

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Grupo Simec S.A.B. de C.V., Series B	35,729	$103,475
	Grupo Televisa S.A.B., Sponsored ADR	23,672	225,121
	Grupo Televisa S.A.B.	364,917	691,226
*	Grupo Traxion S.A.B. de C.V.	33,240	24,439
*	Hoteles City Express S.A.B. de C.V.	167,851	167,030
*	Impulsora del Desarrollo y el Empleo en America Latina S.A.B. de C.V.	133,290	173,187
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	266	14,292
	Industrias Bachoco S.A.B. de C.V., Series B	77,686	351,829
*	Industrias CH S.A.B. de C.V.	83,707	274,965
	Industrias Penoles S.A.B. de C.V.	52,736	485,153
	Infraestructura Energetica Nova S.A.B. de C.V.	45,203	174,219
	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	286,012	593,404
*	La Comer S.A.B. de C.V.	254,723	305,714
	Megacable Holdings S.A.B. de C.V.	176,278	747,747
	Mexichem S.A.B. de C.V.	480,909	878,817
*	Minera Frisco S.A.B. de C.V., Class A1	88,464	12,233
	Nemak S.A.B. de C.V.	320,074	146,143
	Organizacion Cultiba S.A.B. de C.V.	12,061	8,799
*	Organizacion Soriana S.A.B. de C.V., Class B	151,399	159,428
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	57,834	520,585
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	2,632	16,068
	Qualitas Controladora S.A.B. de C.V.	57,781	180,033
	Regional S.A.B. de C.V.	124,507	595,321
*	Telesites S.A.B. de C.V.	437,806	260,896
	TV Azteca S.A.B. de C.V.	471,517	38,383
	Unifin Financiera S.A.B. de C.V. SOFOM ENR	43,871	92,418
	Vitro S.A.B. de C.V., Series A	16,205	36,340
	Wal-Mart de Mexico S.A.B. de C.V.	241,333	712,146
TOTAL MEXICO			26,870,480
NETHERLANDS — (2.2%)
	Aalberts NV	56,572	2,276,231
	ABN AMRO Bank NV	74,475	1,490,802
	Accell Group NV	10,504	250,671
	Aegon NV	316,225	1,558,333
	Aegon NV	116,141	571,414
*	AFC Ajax NV	546	10,543
	Akzo Nobel NV	57,385	5,414,514
*	Altice Europe NV	17,214	64,085
*	Altice Europe NV, Class B	5,112	19,070
#	AMG Advanced Metallurgical Group NV	20,713	592,992
	Amsterdam Commodities NV	8,922	188,225
	APERAM SA	23,132	571,646
	Arcadis NV	35,390	722,011
	ArcelorMittal	6,911	109,634
	ArcelorMittal	72,449	1,138,897
	ASM International NV	21,236	1,732,185
	ASML Holding NV	24,438	5,444,919
	ASR Nederland NV	57,924	2,176,582
*	Basic-Fit NV	9,579	301,663
	BE Semiconductor Industries NV	50,536	1,495,649
#*	Beter Bed Holding NV	7,640	18,331
*	BinckBank NV	27,641	193,768
	Boskalis Westminster	42,580	961,519
	Brunel International NV	6,552	93,415
	Coca-Cola European Partners P.L.C.	36,858	2,031,585
	Corbion NV	32,429	1,059,996
	ForFarmers NV	13,965	109,792
*	Fugro NV	36,135	294,942

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	GrandVision NV	24,330	$729,263
*	Heijmans NV	11,972	110,584
	Heineken NV	33,999	3,647,697
	Hunter Douglas NV	1,878	127,103
	IMCD NV	12,404	1,092,792
	ING Groep NV, Sponsored ADR	157,227	1,745,220
	ING Groep NV	202,247	2,244,081
	Intertrust NV	26,987	515,513
	KAS Bank NV	5,395	74,706
	Kendrion NV	8,308	159,818
	Koninklijke Ahold Delhaize NV, Sponsored ADR	787	17,812
	Koninklijke Ahold Delhaize NV	233,772	5,309,644
	Koninklijke BAM Groep NV	144,722	484,136
	Koninklijke DSM NV	47,743	5,914,787
	Koninklijke KPN NV	1,131,446	3,226,256
	Koninklijke Philips NV	37,098	1,735,815
	Koninklijke Vopak NV	34,574	1,704,674
	Nederland Apparatenfabriek	2,302	123,211
	NN Group NV	56,876	2,136,891
*	OCI NV	33,717	879,407
	Ordina NV	48,363	98,954
	PostNL NV	185,583	317,679
	Randstad NV	66,959	3,360,930
	SBM Offshore NV	92,151	1,823,401
	Signify NV	47,475	1,288,887
	Sligro Food Group NV	12,137	388,567
	TKH Group NV	26,570	1,576,376
	TomTom NV	28,622	337,980
	Unilever NV	94,159	5,436,741
	Unilever NV	15,787	915,072
	Van Lanschot Kempen NV	5,395	110,161
	Wessanen	40,223	504,210
	Wolters Kluwer NV	70,283	5,094,486
TOTAL NETHERLANDS			84,126,268
NEW ZEALAND — (0.4%)
*	a2 Milk Co., Ltd.	129,455	1,521,110
	Air New Zealand, Ltd.	375,730	668,883
	Auckland International Airport, Ltd.	91,516	557,519
	Chorus, Ltd.	191,067	691,910
	Chorus, Ltd., ADR	2,187	39,005
	Comvita, Ltd.	4,222	8,371
	Contact Energy, Ltd.	53,899	274,990
	EBOS Group, Ltd.	26,308	430,252
	Fisher & Paykel Healthcare Corp., Ltd.	98,156	1,058,003
	Fletcher Building, Ltd.	104,784	340,572
	Fletcher Building, Ltd.	12,299	39,681
*	Fonterra Co-operative Group, Ltd.	16,111	39,840
	Freightways, Ltd.	56,517	317,936
	Genesis Energy, Ltd.	115,929	260,683
	Gentrack Group, Ltd.	5,110	17,768
	Hallenstein Glasson Holdings, Ltd.	9,906	34,864
	Heartland Group Holdings, Ltd.	143,543	154,084
	Infratil, Ltd.	165,212	503,652
	Kathmandu Holdings, Ltd.	41,157	57,371
	Mainfreight, Ltd.	31,997	881,917
	Mercury NZ, Ltd.	28,664	85,730
	Meridian Energy, Ltd.	67,998	209,294
	Metlifecare, Ltd.	59,988	172,257

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Metro Performance Glass, Ltd.	43,009	$10,531
	NEW Zealand King Salmon Investments, Ltd.	4,992	6,082
	New Zealand Refining Co., Ltd. (The)	70,771	100,098
	NZME, Ltd.	83,243	29,456
	NZX, Ltd.	65,795	51,336
	PGG Wrightson, Ltd.	8,757	3,166
	Port of Tauranga, Ltd.	37,400	151,199
*	Pushpay Holdings, Ltd.	5,451	11,934
*	Restaurant Brands New Zealand, Ltd.	9,039	58,279
	Ryman Healthcare, Ltd.	41,494	349,868
	Sanford, Ltd.	16,333	71,785
	Scales Corp., Ltd.	45,399	135,553
	Skellerup Holdings, Ltd.	53,927	82,247
	SKY Network Television, Ltd.	415,308	345,654
	SKYCITY Entertainment Group, Ltd.	295,923	776,310
	Spark New Zealand, Ltd.	421,958	1,099,938
	Steel & Tube Holdings, Ltd.	99,869	61,556
	Summerset Group Holdings, Ltd.	114,665	424,314
*	Synlait Milk, Ltd.	13,992	91,936
	Tourism Holdings, Ltd.	60,177	161,629
*	TOWER, Ltd.	87,000	42,596
	Trustpower, Ltd.	13,045	64,921
	Vector, Ltd.	54,504	137,250
	Vista Group International, Ltd.	16,696	67,837
	Warehouse Group, Ltd. (The)	43,907	65,432
	Z Energy, Ltd.	141,377	601,289
TOTAL NEW ZEALAND			13,367,888
NORWAY — (0.6%)
	ABG Sundal Collier Holding ASA	241,840	97,264
*	Adevinta ASA, Class A	3,700	41,630
*	Adevinta ASA, Class B	3,700	41,039
	AF Gruppen ASA	3,951	75,239
*	Akastor ASA	70,814	90,138
	Aker ASA, Class A	5,131	270,033
	Aker BP ASA	38,985	1,103,233
*	Aker Solutions ASA	59,470	190,225
	American Shipping Co. ASA	21,848	85,672
*	Archer, Ltd.	52,769	27,719
	Atea ASA	37,610	478,480
	Austevoll Seafood ASA	48,750	495,980
*	Avance Gas Holding, Ltd.	18,822	55,769
*	Axactor SE	45,745	96,128
	Bakkafrost P/F	9,791	564,085
	Bonheur ASA	9,038	182,692
	Borregaard ASA	47,678	499,337
*	BW LPG, Ltd.	38,229	174,902
*	BW Offshore, Ltd.	57,352	321,985
	Data Respons ASA	2,947	11,011
	DNB ASA	92,230	1,650,050
	DNO ASA	495,483	828,734
*	DOF ASA	53,590	21,973
	Entra ASA	20,937	303,691
	Equinor ASA	156,357	2,803,526
	Equinor ASA, Sponsored ADR	36,145	643,742
	Europris ASA	89,594	257,071
*	FLEX LNG, Ltd.	4,719	58,569
*	Frontline, Ltd.	33,235	242,536
	Gjensidige Forsikring ASA	16,480	320,100

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Golar LNG, Ltd.	3,007	$50,939
	Grieg Seafood ASA	33,933	482,663
*	Hexagon Composites ASA	19,451	75,049
	Hoegh LNG Holdings, Ltd.	14,629	60,166
*	Kongsberg Automotive ASA	187,622	138,000
	Kongsberg Gruppen ASA	9,843	124,760
	Kvaerner ASA	65,381	91,891
	Leroy Seafood Group ASA	42,657	268,162
	Mowi ASA	41,266	991,732
#*	NEL ASA	176,376	138,328
*	Nordic Semiconductor ASA	9,590	47,472
	Norsk Hydro ASA	251,367	854,972
	Norway Royal Salmon ASA	2,496	54,552
*	Norwegian Air Shuttle ASA	38,859	173,516
*	Norwegian Finans Holding ASA	44,813	310,806
	Ocean Yield ASA	30,197	178,565
*	Odfjell Drilling, Ltd.	34,752	103,025
*	Odfjell SE, Class A	2,716	7,923
	Orkla ASA	26,533	225,681
*	Otello Corp. ASA	44,957	82,403
*	Panoro Energy ASA	11,211	20,624
*	PGS ASA	148,540	210,593
*	PhotoCure ASA	3,477	22,055
*	Prosafe SE	16,760	20,468
*	Protector Forsikring ASA	15,508	84,155
*	Q-Free ASA	7,742	6,061
*	REC Silicon ASA	366,931	214,703
	Salmar ASA	8,154	376,623
	Sbanken ASA	3,765	28,922
	Scatec Solar ASA	44,885	462,314
	Schibsted ASA, Class A	3,700	99,506
	Schibsted ASA, Class B	3,700	95,385
	Selvaag Bolig ASA	18,108	94,973
	Solon Eiendom ASA	9,046	36,399
*	Solstad Offshore ASA	50,744	7,192
	SpareBank 1 SR-Bank ASA	56,107	603,671
	Spectrum ASA	17,894	122,132
	Stolt-Nielsen, Ltd.	11,950	136,859
	Storebrand ASA	144,041	973,374
	Subsea 7 SA	47,072	504,520
	Telenor ASA	51,150	1,036,450
	TGS NOPEC Geophysical Co. ASA	40,842	987,200
	Tomra Systems ASA	30,975	911,033
	Veidekke ASA	38,821	349,791
	Wallenius Wilhelmsen ASA	22,907	69,827
	Wilh Wilhelmsen Holding ASA, Class A	5,341	86,250
	XXL ASA	27,187	83,348
	Yara International ASA	7,517	352,166
TOTAL NORWAY			24,489,752
PERU — (0.0%)
	Cementos Pacasmayo SAA, ADR	2,701	24,332
	Credicorp, Ltd.	3,175	692,118
	Grana y Montero SAA, Sponsored ADR	10,766	31,437
TOTAL PERU			747,887
PHILIPPINES — (0.3%)
	Aboitiz Equity Ventures, Inc.	102,430	106,206

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Aboitiz Power Corp.	201,000	$139,520
	Alliance Global Group, Inc.	929,700	283,788
*	Apex Mining Co., Inc.	1,214,000	30,506
*	Atlas Consolidated Mining & Development Corp.	113,900	6,113
	Ayala Corp.	33,985	637,915
	Ayala Land, Inc.	513,300	500,507
	Bank of the Philippine Islands	110,125	194,102
	BDO Unibank, Inc.	115,446	331,959
	Belle Corp.	1,510,800	67,018
	Bloomberry Resorts Corp.	2,171,800	488,604
	Cebu Air, Inc.	108,820	199,513
*	CEMEX Holdings Philippines, Inc.	387,000	22,203
	Century Pacific Food, Inc.	310,200	91,862
	Century Properties Group, Inc.	730,005	8,584
	Chelsea Logistics and Infrastructure Holdings Corp.	204,500	29,809
	China Banking Corp.	121,067	63,906
	Cosco Capital, Inc.	1,123,900	151,240
	D&L Industries, Inc.	707,400	142,841
	DMCI Holdings, Inc.	1,700,550	338,345
*	DoubleDragon Properties Corp.	159,060	75,587
	Eagle Cement Corp.	145,700	41,528
*	East West Banking Corp.	301,150	73,350
	EEI Corp.	181,100	38,681
*	Emperador, Inc.	390,600	57,767
	Filinvest Land, Inc.	4,810,000	179,262
	First Gen Corp.	364,800	190,314
	First Philippine Holdings Corp.	105,830	179,954
*	Global Ferronickel Holdings, Inc.	222,352	6,285
*	Global-Estate Resorts, Inc.	436,000	11,714
	Globe Telecom, Inc.	7,340	309,366
	GT Capital Holdings, Inc.	12,900	234,221
	Holcim Philippines, Inc.	278,700	77,117
	Integrated Micro-Electronics, Inc.	248,579	46,303
	International Container Terminal Services, Inc.	171,360	453,556
	JG Summit Holdings, Inc.	326,630	417,127
	Jollibee Foods Corp.	56,820	288,740
*	Leisure & Resorts World Corp.	141,000	9,926
	Lopez Holdings Corp.	806,300	71,814
	LT Group, Inc.	504,600	139,646
	MacroAsia Corp.	46,100	17,550
	Manila Electric Co.	18,880	135,089
	Manila Water Co., Inc.	342,200	157,813
	Max's Group, Inc.	167,800	46,110
	Megawide Construction Corp.	314,600	117,411
	Megaworld Corp.	3,026,500	363,437
	Metro Pacific Investments Corp.	2,131,800	200,385
	Metro Retail Stores Group, Inc.	155,000	8,221
	Metropolitan Bank & Trust Co.	103,252	153,478
	Nickel Asia Corp.	1,291,660	63,992
	Pepsi-Cola Products Philippines, Inc.	343,700	11,945
	Petron Corp.	1,103,700	120,111
	Philex Mining Corp.	516,300	34,635
*	Philippine National Bank	182,073	177,658
	Philippine Stock Exchange, Inc. (The)	312	1,154
*	Phinma Energy Corp.	357,000	16,455
	Phoenix Petroleum Philippines, Inc.	130,700	30,770
	Pilipinas Shell Petroleum Corp.	144,130	108,688
	PLDT, Inc., Sponsored ADR	5,222	115,145
	PLDT, Inc.	7,325	164,388

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Premium Leisure Corp.	1,877,000	$26,501
	Puregold Price Club, Inc.	265,800	236,778
*	PXP Energy Corp.	44,700	8,905
	RFM Corp.	196,000	19,448
	Rizal Commercial Banking Corp.	125,767	75,856
	Robinsons Land Corp.	1,018,978	547,563
	Robinsons Retail Holdings, Inc.	117,470	183,204
	San Miguel Corp.	148,420	518,125
	San Miguel Food and Beverage, Inc.	61,160	121,858
	Security Bank Corp.	81,624	292,336
	Semirara Mining & Power Corp.	545,140	246,162
	SM Investments Corp.	1,355	26,498
	SM Prime Holdings, Inc.	377,326	269,770
	SSI Group, Inc.	485,000	30,486
	Starmalls, Inc.	58,000	6,829
	STI Education Systems Holdings, Inc.	634,000	8,834
*	Top Frontier Investment Holdings, Inc.	3,465	17,725
	Travellers International Hotel Group, Inc.	112,000	12,049
	Union Bank Of Philippines	77,815	92,104
	Universal Robina Corp.	92,460	289,736
	Vista Land & Lifescapes, Inc.	2,668,100	400,519
	Wilcon Depot, Inc.	161,800	49,828
TOTAL PHILIPPINES			12,262,348
POLAND — (0.3%)
	Agora SA	8,317	26,291
*	Alior Bank SA	32,971	397,078
	Amica SA	814	24,695
*	AmRest Holdings SE	14,882	154,770
	Asseco Poland SA	30,072	424,980
	Bank Handlowy w Warszawie SA	5,128	69,744
*	Bank Millennium SA	109,410	213,651
*	Bank Ochrony Srodowiska SA	4,661	9,297
	Bank Polska Kasa Opieki SA	3,814	101,320
*	Bioton SA	9,806	14,470
*	Boryszew SA	54,851	63,176
	Budimex SA	3,875	128,838
	CCC SA	4,109	158,637
	CD Projekt SA	4,334	256,207
	Ciech SA	19,145	195,146
	ComArch SA	886	40,144
	Cyfrowy Polsat SA	91,821	710,159
*	Dino Polska SA	10,431	392,054
	Dom Development SA	1,479	29,726
*	Enea SA	112,213	238,134
*	Energa SA	40,209	75,778
	Eurocash SA	25,664	123,728
*	Fabryki Mebli Forte SA	1,025	6,981
	Famur SA	94,887	112,073
*	Getin Noble Bank SA	122,278	14,190
	Globe Trade Centre SA	21,396	52,624
	Grupa Azoty SA	14,635	168,390
	Grupa Kety SA	2,908	254,346
	Grupa Lotos SA	60,449	1,357,822
	ING Bank Slaski SA	2,828	139,268
	Inter Cars SA	1,915	97,483
*	Jastrzebska Spolka Weglowa SA	27,276	273,954
	Kernel Holding SA	23,532	293,681
*	KGHM Polska Miedz SA	38,203	923,671

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	LC Corp. SA	100,816	$71,984
	LPP SA	221	446,546
	Lubelski Wegiel Bogdanka SA	6,074	57,604
*	mBank SA	2,316	207,950
*	Netia SA	53,536	64,626
	Neuca SA	914	72,875
*	Orange Polska SA	161,071	280,053
	Pfleiderer Group SA	1,100	7,946
*	PGE Polska Grupa Energetyczna SA	169,440	387,477
	PKP Cargo SA	10,504	91,319
*	Polnord SA	9,078	13,004
	Polski Koncern Naftowy Orlen S.A.	54,564	1,367,178
	Polskie Gornictwo Naftowe i Gazownictwo SA	101,680	147,439
	Powszechna Kasa Oszczednosci Bank Polski SA	14,502	152,714
	Powszechny Zaklad Ubezpieczen SA	26,699	287,136
*	Rafako SA	19,463	8,951
	Santander Bank Polska SA	1,004	84,496
	Stalprodukt SA	407	22,056
*	Tauron Polska Energia SA	486,893	198,086
	VRG SA	23,900	26,752
	Warsaw Stock Exchange	14,142	141,655
	Wawel SA	43	7,082
TOTAL POLAND			11,687,435
PORTUGAL — (0.2%)
	Altri SGPS SA	42,109	276,312
	Banco Comercial Portugues SA, Class R	3,291,327	841,160
	CTT-Correios de Portugal SA	45,285	96,474
	EDP - Energias de Portugal SA	150,256	550,030
	EDP Renovaveis SA	55,261	568,937
	Galp Energia SGPS SA	81,676	1,271,540
	Jeronimo Martins SGPS SA	33,557	541,478
	Mota-Engil SGPS SA	67,336	135,171
	Navigator Co. SA (The)	109,729	368,859
	NOS SGPS SA	177,258	1,100,665
	REN - Redes Energeticas Nacionais SGPS SA	96,743	261,502
	Semapa-Sociedade de Investimento e Gestao	14,032	185,364
	Sonae Capital SGPS SA	50,652	39,660
	Sonae SGPS SA	430,226	401,218
TOTAL PORTUGAL			6,638,370
RUSSIA — (0.3%)
	Etalon Group P.L.C., GDR	36,272	80,157
	Etalon Group P.L.C., GDR	25,285	55,880
	Gazprom PJSC, Sponsored ADR	245,653	1,795,577
	Gazprom PJSC, Sponsored ADR	21,000	153,510
	Globaltrans Investment P.L.C., GDR	12,202	106,702
	Globaltrans Investment P.L.C., GDR	11,492	100,900
	Lukoil PJSC, Sponsored ADR	17,851	1,464,996
	Magnitogorsk Iron & Steel Works PJSC, GDR	38,822	335,402
*	Mail.Ru Group, Ltd., GDR	1,419	36,393
*	Mail.Ru Group, Ltd., GDR	7,458	190,328
*	Mechel PJSC, Sponsored ADR	16,260	34,146
	MMC Norilsk Nickel PJSC, ADR	18,273	416,807
	MMC Norilsk Nickel PJSC, ADR	9,287	213,961
	Novatek PJSC, GDR	838	174,849
	Novatek PJSC, GDR	588	123,362
	Novolipetsk Steel PJSC, GDR	16,393	385,058

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
	PhosAgro PJSC, GDR	8,962	$111,519
	PhosAgro PJSC, GDR	6,440	80,307
	Ros Agro P.L.C., GDR	3,044	35,269
	Ros Agro P.L.C., GDR	5,574	64,547
	Rosneft Oil Co. PJSC, GDR	191,873	1,271,350
	Rosneft Oil Co. PJSC, GDR	56,263	371,118
	Rostelecom PJSC, Sponsored ADR	8,483	65,319
	Rostelecom PJSC, Sponsored ADR	7,748	60,440
	RusHydro PJSC, ADR	218,605	187,474
	Sberbank of Russia PJSC, Sponsored ADR	126,637	1,879,808
	Severstal PJSC, GDR	15,052	241,394
	Severstal PJSC, GDR	4,738	76,234
	Tatneft PJSC, Sponsored ADR	8,623	598,403
	Tatneft PJSC, Sponsored ADR	10,785	757,107
	TMK PJSC, GDR	66,893	241,149
	TMK PJSC, GDR	3,193	11,398
	VEON, Ltd.	130,039	407,022
	VTB Bank PJSC, GDR	80,161	106,277
	VTB Bank PJSC, GDR	324,250	432,225
	X5 Retail Group NV, GDR	12,244	409,944
	X5 Retail Group NV, GDR	6,638	221,975
TOTAL RUSSIA			13,298,307
SINGAPORE — (0.8%)
	Accordia Golf Trust	283,200	109,204
	AEM Holdings, Ltd.	49,200	41,614
	Amara Holdings, Ltd.	25,000	8,838
	Aspial Corp., Ltd.	58,100	7,931
	Avarga, Ltd.	64,000	8,775
	Banyan Tree Holdings, Ltd.	203,300	71,396
	Best World International, Ltd.	114,600	113,424
	Bonvests Holdings, Ltd.	22,000	20,492
	Boustead Projects, Ltd.	15,189	10,956
	Boustead Singapore, Ltd.	179,533	100,462
	BreadTalk Group, Ltd.	54,000	27,509
	Bukit Sembawang Estates, Ltd.	42,600	170,578
	Bund Center Investment, Ltd.	64,750	26,817
	CapitaLand, Ltd.	431,400	1,130,188
	Centurion Corp., Ltd.	128,700	38,854
	China Aviation Oil Singapore Corp., Ltd.	132,800	121,932
	China Sunsine Chemical Holdings, Ltd.	115,000	93,755
	Chip Eng Seng Corp., Ltd.	201,000	102,630
	CITIC Envirotech, Ltd.	523,900	123,267
	City Developments, Ltd.	72,200	506,653
	Civmec, Ltd.	16,000	3,710
	ComfortDelGro Corp., Ltd.	434,000	850,634
*	COSCO Shipping International Singapore Co., Ltd.	119,200	27,033
	CSE Global, Ltd.	83,500	27,931
	Dairy Farm International Holdings, Ltd.	31,900	238,869
	DBS Group Holdings, Ltd.	137,452	2,620,773
	Del Monte Pacific, Ltd.	179,159	19,555
	Delfi, Ltd.	7,000	6,636
	Duty Free International, Ltd.	91,400	11,965
*	Dyna-Mac Holdings, Ltd.	150,000	12,508
	Elec & Eltek International Co., Ltd.	5,000	7,140
*	Ezion Holdings, Ltd.	1,747,154	41,069
#*	Ezra Holdings, Ltd.	767,465	5,828
	Far East Orchard, Ltd.	45,776	39,776
	First Resources, Ltd.	218,400	247,395

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Food Empire Holdings, Ltd.	131,300	$49,579
	Fragrance Group, Ltd.	206,000	19,487
	Frasers Property, Ltd.	110,100	144,974
	Frencken Group, Ltd.	147,500	75,994
*	Gallant Venture, Ltd.	282,900	24,243
	Genting Singapore, Ltd.	528,100	351,430
	Geo Energy Resources, Ltd.	267,800	29,923
	GL, Ltd.	168,800	96,911
	Golden Agri-Resources, Ltd.	2,988,200	638,252
	Golden Energy & Resources, Ltd.	117,900	17,930
	Great Eastern Holdings, Ltd.	5,600	103,362
	GuocoLand, Ltd.	120,266	173,845
*	Halcyon Agri Corp., Ltd.	115,356	39,750
	Health Management International, Ltd.	70,800	37,086
	Hiap Hoe, Ltd.	39,000	22,855
	Hi-P International, Ltd.	139,000	138,705
	Ho Bee Land, Ltd.	93,800	160,689
	Hong Fok Corp., Ltd.	141,220	88,089
*	Hong Leong Asia, Ltd.	145,600	60,690
	Hong Leong Finance, Ltd.	15,700	31,601
	Hongkong Land Holdings, Ltd.	108,000	658,637
	Hotel Grand Central, Ltd.	41,908	39,924
	Hutchison Port Holdings Trust	2,379,800	520,310
*	Hyflux, Ltd.	291,500	6,180
	iFAST Corp., Ltd.	57,100	46,412
	Indofood Agri Resources, Ltd.	175,000	37,409
	Japfa, Ltd.	260,400	96,145
	Jardine Cycle & Carriage, Ltd.	13,355	326,769
	Keppel Corp., Ltd.	213,800	987,913
	Keppel Infrastructure Trust	836,215	309,754
	Koh Brothers Group, Ltd.	48,000	7,499
	KSH Holdings, Ltd.	66,000	21,691
	Lian Beng Group, Ltd.	154,500	56,026
	Low Keng Huat Singapore, Ltd.	66,000	23,239
	Mandarin Oriental International, Ltd.	21,800	34,543
*	Midas Holdings, Ltd.	550,500	14,423
*	mm2 Asia, Ltd.	135,400	22,597
	Nera Telecommunications, Ltd.	53,000	10,830
*	Oceanus Group, Ltd.	2,196,800	6,395
	Olam International, Ltd.	164,100	231,291
	OUE, Ltd.	151,300	164,682
	Oversea-Chinese Banking Corp., Ltd.	381,840	3,179,078
	Oxley Holdings, Ltd.	421,903	100,800
	Pan-United Corp., Ltd.	53,750	12,920
	Penguin International, Ltd.	41,666	15,633
	Perennial Real Estate Holdings, Ltd.	18,900	8,521
	Q&M Dental Group Singapore, Ltd.	94,100	32,819
	QAF, Ltd.	92,707	49,317
*	Raffles Education Corp., Ltd.	143,481	8,277
	Raffles Medical Group, Ltd.	53,614	40,067
	RHT Health Trust	271,700	3,782
	Riverstone Holdings, Ltd.	82,600	54,072
	SATS, Ltd.	142,070	494,996
	SBS Transit, Ltd.	18,200	55,270
	Sembcorp Industries, Ltd.	660,100	1,116,874
*	Sembcorp Marine, Ltd.	87,400	85,090
	Sheng Siong Group, Ltd.	210,900	177,829
	SIA Engineering Co., Ltd.	18,800	36,172
	SIIC Environment Holdings, Ltd.	409,000	69,993

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Sinarmas Land, Ltd.	520,200	$91,676
	Sing Holdings, Ltd.	16,000	4,649
	Singapore Airlines, Ltd.	217,700	1,524,162
	Singapore Exchange, Ltd.	122,300	701,693
	Singapore Post, Ltd.	758,900	531,412
	Singapore Technologies Engineering, Ltd.	169,400	519,591
	Singapore Telecommunications, Ltd.	582,300	1,404,633
	Singapore Telecommunications, Ltd.	40,000	96,252
	Stamford Land Corp., Ltd.	150,000	51,841
	StarHub, Ltd.	209,100	229,107
	Sunningdale Tech, Ltd.	88,300	88,217
*	Swiber Holdings, Ltd.	105,749	1,570
	Tai Sin Electric, Ltd.	53,197	12,388
	Thomson Medical Group, Ltd.	380,900	17,361
	Tuan Sing Holdings, Ltd.	233,079	58,210
	UMS Holdings, Ltd.	195,000	89,898
	United Engineers, Ltd.	219,200	416,027
	United Industrial Corp., Ltd.	103,613	224,248
	United Overseas Bank, Ltd.	113,892	2,169,955
	UOB-Kay Hian Holdings, Ltd.	79,540	69,870
	UOL Group, Ltd.	142,255	756,034
	Valuetronics Holdings, Ltd.	371,680	175,874
	Venture Corp., Ltd.	103,600	1,156,118
	Vicom, Ltd.	4,600	24,047
	Wee Hur Holdings, Ltd.	112,500	18,360
	Wilmar International, Ltd.	176,800	511,063
	Wing Tai Holdings, Ltd.	211,800	324,743
	Yeo Hiap Seng, Ltd.	7,067	4,698
*	Yongnam Holdings, Ltd.	124,875	16,050
TOTAL SINGAPORE			29,755,418
SOUTH AFRICA — (1.8%)
	Absa Group, Ltd.	216,901	2,403,393
	Adcock Ingram Holdings, Ltd.	37,617	149,586
*	Adcorp Holdings, Ltd.	30,200	49,376
	Advtech, Ltd.	277,790	245,418
	AECI, Ltd.	68,185	443,818
	African Oxygen, Ltd.	57,335	85,212
	African Rainbow Minerals, Ltd.	56,227	692,627
	Afrimat, Ltd.	14,318	34,817
	Alexander Forbes Group Holdings, Ltd.	384,692	150,619
	Allied Electronics Corp., Ltd., Class A	46,162	89,278
	Alviva Holdings, Ltd.	57,884	65,252
	Anglo American Platinum, Ltd.	12,433	738,073
	AngloGold Ashanti, Ltd.	104,054	1,788,136
	AngloGold Ashanti, Ltd.	171,502	2,925,824
*	ArcelorMittal South Africa, Ltd.	140,868	23,579
*	Ascendis Health, Ltd.	67,523	23,512
	Aspen Pharmacare Holdings, Ltd.	45,907	288,139
	Assore, Ltd.	13,290	324,077
	Astral Foods, Ltd.	27,568	316,345
*	Aveng, Ltd.	2,478,114	5,168
	AVI, Ltd.	146,804	888,176
	Balwin Properties, Ltd.	30,346	6,125
	Barloworld, Ltd.	113,993	955,594
	Bid Corp., Ltd.	62,747	1,312,489
	Bidvest Group, Ltd. (The)	163,390	2,092,317
*	Blue Label Telecoms, Ltd.	196,376	50,115
	Capitec Bank Holdings, Ltd.	14,213	1,167,560

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Cashbuild, Ltd.	13,762	$254,345
	Caxton and CTP Publishers and Printers, Ltd.	6,415	3,349
	City Lodge Hotels, Ltd.	18,314	146,631
	Clicks Group, Ltd.	69,704	989,965
	Clover Industries, Ltd.	55,986	90,053
	Coronation Fund Managers, Ltd.	81,420	237,714
	Curro Holdings, Ltd.	28,501	44,239
	DataTec, Ltd.	144,442	338,578
	Discovery, Ltd.	88,894	815,628
	Distell Group Holdings, Ltd.	14,489	134,622
*	DRDGOLD, Ltd.	26,808	8,750
*	enX Group, Ltd.	11,577	9,685
*	EOH Holdings, Ltd.	59,009	73,023
	Exxaro Resources, Ltd.	84,244	976,884
	Famous Brands, Ltd.	27,746	176,406
	FirstRand, Ltd.	570,026	2,439,036
	Foschini Group, Ltd. (The)	109,400	1,258,383
	Gold Fields, Ltd.	90,296	461,178
	Gold Fields, Ltd., Sponsored ADR	503,365	2,541,993
*	Grindrod Shipping Holdings, Ltd.	5,985	34,792
	Grindrod, Ltd.	239,421	100,488
*	Harmony Gold Mining Co., Ltd.	14,209	35,201
*	Harmony Gold Mining Co., Ltd., Sponsored ADR	199,683	487,227
	Hudaco Industries, Ltd.	19,536	159,274
	Hulamin, Ltd.	57,757	10,287
*	Impala Platinum Holdings, Ltd.	298,643	1,593,215
	Imperial Logistics, Ltd.	86,598	274,524
	Investec, Ltd.	48,449	276,849
	Invicta Holdings, Ltd.	6,662	11,012
	Italtile, Ltd.	51,483	47,069
	JSE, Ltd.	46,852	418,658
	KAP Industrial Holdings, Ltd.	822,506	296,155
	Kumba Iron Ore, Ltd.	23,130	761,221
	Lewis Group, Ltd.	58,479	132,542
	Liberty Holdings, Ltd.	93,030	703,597
	Life Healthcare Group Holdings, Ltd.	988,382	1,556,081
*	Long4Life, Ltd.	13,949	4,404
	Massmart Holdings, Ltd.	66,875	238,418
	Merafe Resources, Ltd.	762,601	64,392
	Metair Investments, Ltd.	98,252	162,474
	MiX Telematics, Ltd., Sponsored ADR	7,590	113,546
	Momentum Metropolitan Holdings	572,855	674,528
	Motus Holdings Ltd.	4,714	24,288
	Mpact, Ltd.	81,828	129,282
	Mr. Price Group, Ltd.	67,867	833,084
	MTN Group, Ltd.	509,485	3,989,924
*	Multichoice Group, Ltd.	38,133	356,432
	Murray & Roberts Holdings, Ltd.	181,217	145,589
*	Nampak, Ltd.	283,257	196,513
	Naspers, Ltd., Class N	6,440	1,569,815
	Nedbank Group, Ltd.	78,607	1,313,512
	NEPI Rockcastle P.L.C.	56,413	509,166
	Netcare, Ltd.	650,443	758,427
*	Northam Platinum, Ltd.	122,047	535,913
	Novus Holdings, Ltd.	13,400	3,363
	Oceana Group, Ltd.	38,491	182,819
	Old Mutual, Ltd.	258,830	346,413
	Old Mutual, Ltd.	1,048,747	1,378,642
	Omnia Holdings, Ltd.	26,191	61,550

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Peregrine Holdings, Ltd.	133,208	$171,085
	Pick n Pay Stores, Ltd.	137,682	640,291
	Pioneer Foods Group, Ltd.	54,309	389,618
*	PPC, Ltd.	620,481	210,647
	PSG Group, Ltd.	29,840	474,857
	Raubex Group, Ltd.	82,409	109,889
	RCL Foods, Ltd.	37,465	27,187
	Reunert, Ltd.	110,443	501,251
	Rhodes Food Group Pty, Ltd.	33,536	39,760
*	Royal Bafokeng Platinum, Ltd.	28,659	67,656
	Sanlam, Ltd.	357,151	1,848,528
	Santam, Ltd.	21,037	433,073
	Sappi, Ltd.	339,247	1,230,200
	Sasol, Ltd.	6,235	134,823
	Sasol, Ltd., Sponsored ADR	83,230	1,804,426
	Shoprite Holdings, Ltd.	50,371	541,154
*	Sibanye Gold, Ltd.	822,803	1,017,569
*	Sibanye Gold, Ltd., Sponsored ADR	49,830	243,171
	SPAR Group, Ltd. (The)	95,379	1,219,147
	Spur Corp., Ltd.	23,750	35,933
	Standard Bank Group, Ltd.	263,436	3,275,587
*	Steinhoff International Holdings NV	314,204	25,805
*	Sun International, Ltd.	73,525	237,026
*	Super Group, Ltd.	233,589	481,502
	Telkom SA SOC, Ltd.	188,008	1,122,597
	Tiger Brands, Ltd.	41,929	649,053
	Tongaat Hulett, Ltd.	57,378	52,843
	Transaction Capital, Ltd.	185,160	296,891
*	Trencor, Ltd.	88,428	152,062
	Truworths International, Ltd.	251,587	1,089,354
	Tsogo Sun Gaming, Ltd.	341,104	334,118
	Vodacom Group, Ltd.	114,626	936,964
	Wilson Bayly Holmes-Ovcon, Ltd.	29,309	235,720
	Woolworths Holdings, Ltd.	403,134	1,539,768
TOTAL SOUTH AFRICA			70,375,328
SOUTH KOREA — (3.5%)
	ABco Electronics Co., Ltd.	3,072	12,805
*	Able C&C Co., Ltd.	1,922	16,172
	ABOV Semiconductor Co., Ltd.	3,017	14,888
*	Actoz Soft Co., Ltd.	1,966	20,683
	Advanced Nano Products Co., Ltd.	930	13,622
	Advanced Process Systems Corp.	3,034	59,831
	Aekyung Petrochemical Co., Ltd.	4,580	29,214
	AfreecaTV Co., Ltd.	2,494	121,518
*	Agabang&Company	9,906	23,956
	Ahn-Gook Pharmaceutical Co., Ltd.	2,769	21,920
	Ahnlab, Inc.	579	26,525
	AJ Networks Co., Ltd.	6,725	26,501
*	AJ Rent A Car Co., Ltd.	7,772	67,522
#*	Ajin Industrial Co., Ltd.	13,993	38,063
	AK Holdings, Inc.	2,876	99,389
	ALUKO Co., Ltd.	14,837	28,880
	Amorepacific Corp.	1,320	155,100
	AMOREPACIFIC Group	4,260	205,543
#*	Amotech Co., Ltd.	4,799	75,741
*	Aprogen pharmaceuticals, Inc.	12,443	9,016
*	APS Holdings Corp.	6,201	39,805
	Asia Cement Co., Ltd.	960	65,571

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	ASIA Holdings Co., Ltd.	567	$51,312
	Asia Paper Manufacturing Co., Ltd.	2,188	60,379
*	Asiana Airlines, Inc.	77,860	378,653
	Aurora World Corp.	4,405	45,954
	Austem Co., Ltd.	8,124	15,858
#	Autech Corp.	5,453	47,165
	Avaco Co., Ltd.	3,211	15,358
	Baiksan Co., Ltd.	6,645	39,502
*	Barun Electronics Co., Ltd.	16,346	2,166
	Bcworld Pharm Co., Ltd.	917	11,281
	BGF Co., Ltd.	12,238	63,930
	BGF retail Co., Ltd.	2,200	379,910
*	BH Co., Ltd.	8,461	129,633
*	Binex Co., Ltd.	2,368	16,867
	Binggrae Co., Ltd.	1,266	69,638
	BNK Financial Group, Inc.	82,940	489,249
	Boditech Med, Inc.	1,169	9,085
	Bookook Securities Co., Ltd.	1,701	28,861
*	Boryung Medience Co., Ltd.	1,751	10,729
	Boryung Pharmaceutical Co., Ltd.	4,340	42,647
*	Bosung Power Technology Co., Ltd.	11,167	17,563
*	Brain Contents Co., Ltd.	20,232	13,066
*	Bubang Co., Ltd.	10,013	27,749
	Bukwang Pharmaceutical Co., Ltd.	1,430	18,509
	BYC Co., Ltd.	52	9,844
*	BYON Co., Ltd.	8,350	8,162
	Byucksan Corp.	23,697	40,686
*	CammSys Corp.	14,666	26,979
	Capro Corp.	15,677	46,204
	Caregen Co., Ltd.	323	15,664
	Cell Biotech Co., Ltd.	1,655	24,679
*	Celltrion Pharm, Inc.	553	16,638
*	Celltrion, Inc.	3,030	432,459
	Changhae Ethanol Co., Ltd.	2,313	25,572
	Cheil Worldwide, Inc.	9,650	219,981
*	Chemtronics Co., Ltd.	2,970	23,292
*	ChinHung International, Inc.	4,637	8,197
	Choheung Corp.	61	8,049
	Chokwang Paint, Ltd.	1,963	9,566
	Chong Kun Dang Pharmaceutical Corp.	1,858	136,338
	Chongkundang Holdings Corp.	1,530	133,784
	Chungdahm Learning, Inc.	2,571	37,330
	CJ CGV Co., Ltd.	4,890	139,784
	CJ CheilJedang Corp.	4,075	979,042
	CJ Corp.	8,243	646,619
	CJ ENM Co., Ltd.	3,068	427,462
	CJ Freshway Corp.	1,428	35,877
	CJ Hello Co., Ltd.	17,066	85,977
*	CJ Logistics Corp.	2,144	247,526
	CKD Bio Corp.	1,355	32,911
	Clean & Science Co., Ltd.	1,813	29,859
	Com2uSCorp	2,534	187,899
	Commax Co., Ltd.	2,996	9,150
	Cosmax BTI, Inc.	1,158	17,049
	COSMAX NBT Inc.	2,647	18,083
	Cosmax, Inc.	1,711	146,950
	Cosmecca Korea Co., Ltd.	422	5,776
*	Cosmochemical Co., Ltd.	3,205	24,140
*	COSON Co., Ltd.	1,053	5,498

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	COWELL FASHION Co., Ltd.	10,296	$56,464
	Crown Confectionery Co., Ltd.	3,461	25,472
	CROWNHAITAI Holdings Co., Ltd.	6,390	62,641
*	CrucialTec Co., Ltd.	12,543	9,866
	CS Wind Corp.	538	14,990
*	CTC BIO, Inc.	2,495	12,217
	Cuckoo Holdings Co., Ltd.	129	12,964
	Cuckoo Homesys Co., Ltd.	1,215	45,569
	Cymechs, Inc.	3,749	23,420
	D.I Corp.	7,893	21,835
	Dae Dong Industrial Co., Ltd.	8,847	38,379
	Dae Hwa Pharmaceutical Co., Ltd.	2,230	24,564
	Dae Hyun Co., Ltd.	11,980	25,205
*	Dae Won Chemical Co., Ltd.	6,000	7,018
	Dae Won Kang Up Co., Ltd.	13,591	45,397
*	Dae Young Packaging Co., Ltd.	26,795	25,069
	Daechang Co., Ltd.	10,260	10,386
*	Daehan New Pharm Co., Ltd.	2,481	21,454
	Daehan Steel Co., Ltd.	5,480	30,627
#	Dae-Il Corp.	7,510	19,984
	Daelim B&Co Co., Ltd.	2,393	7,914
*	Daelim C&S Co., Ltd.	1,152	8,536
	Daelim Industrial Co., Ltd.	9,207	817,970
*	Daemyung Corp. Co., Ltd.	7,420	10,964
	Daeryuk Can Co., Ltd.	5,718	22,598
	Daesang Corp.	8,484	170,465
	Daesang Holdings Co., Ltd.	7,797	45,400
*	Daesung Industrial Co., Ltd.	9,975	34,423
*	Daewon Cable Co., Ltd.	7,277	6,850
	Daewon Media Co., Ltd.	2,936	16,495
	Daewon Pharmaceutical Co., Ltd.	2,565	31,724
*	Daewoo Engineering & Construction Co., Ltd.	49,132	169,356
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	17,168	422,519
	Daewoong Co., Ltd.	6,975	90,989
	Daewoong Pharmaceutical Co., Ltd.	173	22,932
	Daihan Pharmaceutical Co., Ltd.	2,757	77,591
	Daishin Securities Co., Ltd.	16,973	169,541
*	Danal Co., Ltd.	12,134	29,553
	Danawa Co., Ltd.	1,579	29,223
*	Dasan Networks, Inc.	1,978	12,045
	Dawonsys Co., Ltd.	1,073	12,291
*	Dayou Plus Co., Ltd.	35,302	24,116
	DB Financial Investment Co., Ltd.	20,826	80,207
	DB HiTek Co., Ltd.	26,181	290,655
	DB Insurance Co., Ltd.	30,976	1,465,972
	Dentium Co., Ltd.	1,498	86,045
*	Deutsch Motors, Inc.	10,784	80,745
	Development Advance Solution Co., Ltd.	2,470	12,224
	DGB Financial Group, Inc.	51,060	324,217
	DHP Korea Co., Ltd.	2,180	13,164
	DI Dong Il Corp.	762	46,191
	Digital Daesung Co., Ltd.	3,145	21,194
*	DIO Corp.	2,543	87,126
*	Diostech Co., Ltd.	2,630	1,270
	DMS Co., Ltd.	7,933	33,232
	DNF Co., Ltd.	3,673	22,022
	Dohwa Engineering Co., Ltd.	2,620	19,627
	Dong A Eltek Co., Ltd.	4,939	34,426
	Dong Ah Tire & Rubber Co., Ltd.	2,232	22,987

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dong-A Socio Holdings Co., Ltd.	701	$51,695
	Dong-A ST Co., Ltd.	528	40,909
#	Dong-Ah Geological Engineering Co., Ltd.	5,490	100,787
	Dongbang Transport Logistics Co., Ltd.	10,932	15,596
#	Dongjin Semichem Co., Ltd.	14,691	167,532
	DongKook Pharmaceutical Co., Ltd.	1,504	84,528
	Dongkuk Industries Co., Ltd.	16,033	34,499
*	Dongkuk Steel Mill Co., Ltd.	28,589	159,983
	Dongkuk Structures & Construction Co., Ltd.	5,855	10,078
	Dongsuh Cos., Inc.	2,175	32,711
	Dongsung Chemical Co., Ltd.	1,451	21,160
	DONGSUNG Corp.	8,113	37,206
	Dongwha Enterprise Co., Ltd.	2,674	41,599
	Dongwha Pharm Co., Ltd.	6,113	45,930
	Dongwon F&B Co., Ltd.	458	102,934
	Dongwon Industries Co., Ltd.	960	185,527
	Dongwon Systems Corp.	803	25,587
*	Dongyang Steel Pipe Co., Ltd.	6,370	6,076
	Doosan Bobcat, Inc.	4,980	150,451
	Doosan Corp.	2,819	248,867
*	Doosan Heavy Industries & Construction Co., Ltd.	76,474	390,478
#*	Doosan Infracore Co., Ltd.	88,899	462,614
	DoubleUGames Co., Ltd.	1,921	90,373
	Douzone Bizon Co., Ltd.	6,519	350,327
	DRB Holding Co., Ltd.	4,715	21,692
*	Dreamus Co.	2,777	14,342
	DSR Wire Corp.	4,487	16,196
	DTR Automotive Corp.	1,624	43,568
*	Duk San Neolux Co., Ltd.	1,045	14,959
	DY Corp.	8,589	37,091
	DY POWER Corp.	3,503	34,545
	e Tec E&C, Ltd.	1,035	68,591
	E1 Corp.	1,247	56,446
	Eagon Holdings Co., Ltd.	21,635	49,672
	Eagon Industrial, Ltd.	2,793	17,357
	Easy Bio, Inc.	19,995	88,378
*	Ecopro Co., Ltd.	5,558	101,482
*	Ehwa Technologies Information Co., Ltd.	183,188	37,336
*	Elentec Co., Ltd.	8,635	43,576
	E-MART, Inc.	7,165	734,472
	EM-Tech Co., Ltd.	2,896	28,652
*	Enerzent Co., Ltd.	11,300	9,005
	ENF Technology Co., Ltd.	5,534	90,194
	Eo Technics Co., Ltd.	998	59,618
	Estechpharma Co., Ltd.	1,289	6,974
	Eugene Investment & Securities Co., Ltd.	30,725	60,957
	Eugene Technology Co., Ltd.	5,544	51,656
*	Eusu Holdings Co., Ltd.	8,096	45,889
	EVERDIGM Corp.	5,587	22,681
#	F&F Co., Ltd.	2,079	121,230
	Farmsco	6,803	29,315
*	FarmStory Co., Ltd.	27,766	21,809
*	Feelux Co., Ltd.	2,399	10,097
	Fila Korea, Ltd.	19,444	1,100,241
	Fine Semitech Corp.	2,525	15,116
*	Fine Technix Co., Ltd.	12,615	13,754
*	Foosung Co., Ltd.	15,917	118,329
	Gabia, Inc.	4,066	28,636
*	Gamevil, Inc.	729	22,069

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Gaon Cable Co., Ltd.	1,340	$19,449
*	Gigalane Co., Ltd.	5,905	7,633
	GMB Korea Corp.	5,922	26,040
*	GNCO Co., Ltd.	4,594	4,207
	GOLFZON Co., Ltd.	1,146	68,485
	Golfzon Newdin Holdings Co., Ltd.	11,193	43,173
	Grand Korea Leisure Co., Ltd.	4,938	77,164
	Green Cross Cell Corp.	495	15,609
	Green Cross Corp.	403	36,373
	Green Cross Holdings Corp.	2,915	48,049
	GS Engineering & Construction Corp.	26,430	752,765
	GS Global Corp.	24,411	50,071
	GS Holdings Corp.	37,024	1,568,583
	GS Retail Co., Ltd.	6,051	190,337
*	G-SMATT GLOBAL Co., Ltd.	9,664	4,242
	Gwangju Shinsegae Co., Ltd.	211	30,822
*	GY Commerce Co., Ltd.	4,617	1,646
	Hae In Corp.	3,117	11,733
	HAESUNG DS Co., Ltd.	5,280	57,426
	Haitai Confectionery & Foods Co., Ltd.	2,877	20,826
*	Halla Corp.	12,234	32,356
	Halla Holdings Corp.	4,259	153,950
#*	Han Chang Corp.	8,680	20,193
	Han Kuk Carbon Co., Ltd.	7,973	48,600
	Hana Financial Group, Inc.	70,132	2,052,764
	Hana Micron, Inc.	9,004	29,307
	Hana Tour Service, Inc.	2,791	101,495
*	Hanall Biopharma Co., Ltd.	687	15,222
	Hancom MDS, Inc.	1,513	14,862
	Hancom, Inc.	2,680	24,865
	Handok, Inc.	1,463	29,078
	Handsome Co., Ltd.	4,189	131,270
	Hanil Cement Co., Ltd.	949	84,248
	Hanil Holdings Co., Ltd.	777	32,339
	Hanil Hyundai Cement Co., Ltd.	418	10,275
*	Hanjin Heavy Industries & Construction Co., Ltd.	7,509	31,239
*	Hanjin Heavy Industries & Construction Holdings Co., Ltd.	4,374	11,229
	Hanjin Kal Corp.	10,664	231,975
#	Hanjin Transportation Co., Ltd.	4,500	117,723
	Hankook Shell Oil Co., Ltd.	228	61,541
	Hankook Tire & Technology Co., Ltd.	27,900	727,203
	Hankuk Paper Manufacturing Co., Ltd.	1,891	28,937
	Hanmi Pharm Co., Ltd.	197	47,974
	Hanmi Science Co., Ltd.	429	16,942
	Hanmi Semiconductor Co., Ltd.	15,607	85,708
	HanmiGlobal Co., Ltd.	2,183	16,051
	Hanon Systems	20,050	197,186
	Hans Biomed Corp.	747	14,412
	Hansae Co., Ltd.	1,440	22,874
	Hansae Yes24 Holdings Co., Ltd.	4,846	31,002
	Hanshin Construction	4,668	61,693
	Hanshin Machinery Co.	5,751	7,850
	Hansol Chemical Co., Ltd.	2,353	160,907
*	Hansol Holdings Co., Ltd.	18,533	66,525
	Hansol HomeDeco Co., Ltd.	25,503	25,608
	Hansol Paper Co., Ltd.	11,893	141,583
*	Hansol Technics Co., Ltd.	8,580	50,397
	Hanssem Co., Ltd.	1,642	83,839
*	Hanwha Aerospace Co., Ltd.	13,618	368,963

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanwha Chemical Corp.	38,826	$607,565
	Hanwha Corp.	33,460	669,794
	Hanwha General Insurance Co., Ltd.	43,849	128,938
*	Hanwha Investment & Securities Co., Ltd.	73,030	131,971
	Hanwha Life Insurance Co., Ltd.	213,966	472,904
	Hanyang Eng Co., Ltd.	5,129	49,333
	Hanyang Securities Co., Ltd.	1,630	9,681
#*	Harim Co., Ltd.	21,945	49,851
	Harim Holdings Co., Ltd.	6,414	55,248
#	HB Technology Co., Ltd.	18,223	43,768
	HDC Holdings Co., Ltd.	27,307	286,430
	HDC Hyundai Engineering Plastics Co., Ltd.	10,659	48,827
*	Heung-A Shipping Co., Ltd.	46,930	20,070
*	Heungkuk Fire & Marine Insurance Co., Ltd.	26,951	88,844
	High Tech Pharm Co., Ltd.	1,557	16,076
	Hite Jinro Co., Ltd.	10,758	192,765
	Hitejinro Holdings Co., Ltd.	3,737	33,646
	HJ Magnolia Yongpyong Hotel & Resort Corp.	8,820	48,625
*	Home Center Holdings Co., Ltd.	13,350	12,104
*	Homecast Co., Ltd.	5,594	23,066
	Hotel Shilla Co., Ltd.	9,154	603,260
#	HS Industries Co., Ltd.	24,285	173,584
	HS R&A Co., Ltd.	23,290	36,957
	Huchems Fine Chemical Corp.	12,983	248,721
*	Hugel, Inc.	81	25,515
*	Humax Co., Ltd.	8,415	36,923
	Humedix Co., Ltd.	667	11,941
*	Huneed Technologies	4,349	25,674
	Huons Co., Ltd.	1,459	60,321
	Huons Global Co., Ltd.	1,724	46,152
	Huvis Corp.	6,198	35,795
	Huvitz Co., Ltd.	4,275	33,242
	Hwa Shin Co., Ltd.	8,784	17,985
	Hwail Pharm Co., Ltd.	2,876	14,174
	Hwangkum Steel & Technology Co., Ltd.	5,202	33,510
	Hy-Lok Corp.	2,898	44,448
*	Hyosung Advanced Materials Corp.	1,295	127,330
	Hyosung Chemical Corp.	922	126,247
	Hyosung Corp.	6,436	442,274
	Hyosung TNC Co., Ltd.	1,251	151,411
	Hyundai BNG Steel Co., Ltd.	4,605	32,458
	Hyundai Construction Equipment Co., Ltd.	4,756	124,271
	Hyundai Corp.	2,255	36,921
	Hyundai Department Store Co., Ltd.	4,534	282,821
*	Hyundai Electric & Energy System Co., Ltd.	5,808	67,016
	Hyundai Elevator Co., Ltd.	3,637	244,204
	Hyundai Engineering & Construction Co., Ltd.	11,716	422,629
	Hyundai Glovis Co., Ltd.	5,345	692,603
	Hyundai Greenfood Co., Ltd.	27,727	289,668
	Hyundai Heavy Industries Holdings Co., Ltd.	2,720	745,728
	Hyundai Livart Furniture Co., Ltd.	5,239	68,481
	Hyundai Marine & Fire Insurance Co., Ltd.	39,512	931,718
*	Hyundai Merchant Marine Co., Ltd.	9,288	25,838
	Hyundai Motor Co.	14,724	1,566,302
	Hyundai Motor Securities Co., Ltd.	9,464	81,622
	Hyundai Pharmaceutical Co., Ltd.	5,505	20,798
*	Hyundai Rotem Co., Ltd.	1,976	27,487
	Hyundai Steel Co.	15,609	508,714
	Hyundai Telecommunication Co., Ltd.	3,577	27,563

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Wia Corp.	9,534	$346,897
	HyVision System, Inc.	6,124	42,574
	ICD Co., Ltd.	6,946	67,113
	IHQ, Inc.	28,719	43,622
	Il Dong Pharmaceutical Co., Ltd.	3,128	45,301
	IlDong Holdings Co., Ltd.	625	6,758
#	Iljin Diamond Co., Ltd.	809	20,940
	Iljin Display Co., Ltd.	6,416	21,314
*	Iljin Electric Co., Ltd.	5,010	11,738
	Iljin Holdings Co., Ltd.	12,465	29,958
*	Iljin Materials Co., Ltd.	1,588	49,818
*	Ilyang Pharmaceutical Co., Ltd.	972	19,178
*	IM Co., Ltd.	18,750	17,364
	iMarketKorea, Inc.	4,349	43,033
	InBody Co., Ltd.	3,074	63,488
	Industrial Bank of Korea	53,684	594,634
	INITECH Co., Ltd.	3,292	14,046
	Innocean Worldwide, Inc.	1,400	78,864
*	Innox Advanced Materials Co., Ltd.	1,281	56,947
*	Inscobee, Inc.	8,916	18,293
*	Insun ENT Co., Ltd.	6,974	41,838
*	Interflex Co., Ltd.	4,407	36,134
	Interojo Co., Ltd.	1,996	37,829
	Interpark Corp.	1,465	6,784
	Interpark Holdings Corp.	19,400	35,797
#	Inzi Controls Co., Ltd.	5,879	27,150
	INZI Display Co., Ltd.	6,794	13,129
*	Iones Co., Ltd.	3,321	14,023
	IS Dongseo Co., Ltd.	10,228	286,973
	ISC Co., Ltd.	3,461	24,891
	i-SENS, Inc.	1,006	21,002
	ISU Chemical Co., Ltd.	4,844	37,105
	IsuPetasys Co., Ltd.	3,544	14,527
	It's Hanbul Co., Ltd.	391	6,309
	J.ESTINA Co., Ltd.	3,368	15,482
	Jahwa Electronics Co., Ltd.	3,600	29,458
	JASTECH, Ltd.	4,304	36,712
*	Jayjun Cosmetic Co., Ltd.	4,560	18,926
	JB Financial Group Co., Ltd.	74,744	347,251
	JC Hyun System, Inc.	3,025	10,635
*	Jcontentree Corp.	12,863	50,230
*	Jeju Semiconductor Corp.	2,916	7,967
	Jejuair Co., Ltd.	2,469	56,180
	Jinsung T.E.C.	6,911	42,549
	JLS Co., Ltd.	1,806	11,266
	JS Corp.	1,371	15,399
	Jusung Engineering Co., Ltd.	12,280	64,268
	JVM Co., Ltd.	239	6,656
	JW Holdings Corp.	4,459	22,396
	JW Life Science Corp.	2,069	39,106
	JW Pharmaceutical Corp.	919	21,823
	JYP Entertainment Corp.	6,019	102,746
	Kakao Corp.	1,059	112,812
*	Kanglim Co., Ltd.	5,478	13,378
	Kangnam Jevisco Co., Ltd.	545	11,275
	Kangwon Land, Inc.	8,480	220,002
	KAON Media Co., Ltd.	5,150	43,482
	KB Financial Group, Inc.	36,689	1,340,682
	KB Financial Group, Inc., ADR	12,984	469,631

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KC Co., Ltd.	3,540	$38,113
	KC Green Holdings Co., Ltd.	5,380	17,368
	KC Tech Co., Ltd.	4,198	52,944
	KCC Engineering & Construction Co., Ltd.	3,969	20,933
	KCTC	5,280	12,515
*	KEC Corp.	44,982	40,393
	KEPCO Engineering & Construction Co., Inc.	860	13,634
	KEPCO Plant Service & Engineering Co., Ltd.	2,501	67,176
	Keyang Electric Machinery Co., Ltd.	7,846	20,751
*	KEYEAST Co., Ltd.	20,377	46,788
	KG Chemical Corp.	5,320	52,765
	KG Eco Technology Service Co., Ltd.	5,045	14,190
	Kginicis Co., Ltd.	7,157	74,449
	KGMobilians Co., Ltd.	5,711	28,323
*	KH Vatec Co., Ltd.	4,940	37,536
	Kia Motors Corp.	44,302	1,631,862
	KISWIRE, Ltd.	3,301	66,314
*	Kiwi Media Group Co., Ltd.	40,032	5,720
#	KIWOOM Securities Co., Ltd.	3,976	243,240
*	KleanNara Co., Ltd.	7,238	13,789
	KMH Co., Ltd.	5,485	26,740
*	Kodaco Co., Ltd.	17,987	25,028
	Koentec Co., Ltd.	6,483	64,283
#	Koh Young Technology, Inc.	3,269	228,285
	Kolmar BNH Co., Ltd.	2,817	66,187
	Kolmar Korea Co., Ltd.	907	42,066
	Kolmar Korea Holdings Co., Ltd.	2,211	43,913
	Kolon Corp.	3,004	41,385
	Kolon Global Corp.	2,357	16,629
	Kolon Industries, Inc.	6,395	214,149
*	Kolon Life Science, Inc.	976	17,271
	Kolon Plastic, Inc.	3,939	18,527
	KoMiCo, Ltd.	709	15,654
*	KONA I Co., Ltd.	1,490	20,879
	Korea Aerospace Industries, Ltd.	5,693	176,703
	Korea Asset In Trust Co., Ltd.	25,389	80,675
	Korea Autoglass Corp.	5,301	81,963
#	Korea Cast Iron Pipe Industries Co., Ltd.	2,160	22,320
*	Korea Circuit Co., Ltd.	4,621	19,184
*	Korea District Heating Corp.	1,101	50,262
*	Korea Electric Power Corp., Sponsored ADR	14,609	171,364
	Korea Electric Terminal Co., Ltd.	2,571	144,356
	Korea Export Packaging Industrial Co., Ltd.	1,272	20,104
	Korea Gas Corp.	3,822	137,582
*	Korea Information & Communications Co., Ltd.	4,831	36,061
	Korea Information Certificate Authority, Inc.	4,361	12,702
	Korea Investment Holdings Co., Ltd.	13,153	820,578
*	Korea Line Corp.	8,577	182,744
	Korea Petrochemical Ind Co., Ltd.	2,039	205,869
	Korea Real Estate Investment & Trust Co., Ltd.	83,855	154,786
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	6,275	569,701
	Korea United Pharm, Inc.	3,679	62,863
	Korea Zinc Co., Ltd.	699	260,431
	Korean Air Lines Co., Ltd.	39,843	855,647
	Korean Reinsurance Co.	52,000	350,545
	Kortek Corp.	5,148	55,811
	KPX Chemical Co., Ltd.	1,049	50,053
	KSS LINE, Ltd.	8,759	48,890
	KT Corp., Sponsored ADR	14,332	169,118

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	KT Hitel Co., Ltd.	5,172	$24,844
	KT Skylife Co., Ltd.	14,519	122,523
	KT&G Corp.	9,033	733,509
*	KTB Investment & Securities Co., Ltd.	28,526	62,895
	KTCS Corp.	17,023	28,726
	Ktis Corp.	13,062	24,032
	Kukbo Design Co., Ltd.	1,171	14,687
	Kukdo Chemical Co., Ltd.	1,090	44,630
	Kukdong Oil & Chemicals Co., Ltd.	5,000	14,272
	Kumho Industrial Co., Ltd.	3,629	39,955
	Kumho Petrochemical Co., Ltd.	8,110	556,151
*	Kumho Tire Co., Inc.	29,214	98,703
	Kumkang Kind Co., Ltd.	7,285	24,487
	Kwang Dong Pharmaceutical Co., Ltd.	9,744	55,651
*	Kwang Myung Electric Co., Ltd.	4,580	8,330
	Kyeryong Construction Industrial Co., Ltd.	4,548	97,682
	Kyobo Securities Co., Ltd.	10,286	84,591
	Kyongbo Pharmaceutical Co., Ltd.	5,796	41,885
	Kyung Dong Navien Co., Ltd.	1,147	36,001
	Kyungbang Co., Ltd.	6,447	54,314
	KyungDong City Gas Co., Ltd.	958	23,776
	KyungDong Invest Co., Ltd.	388	11,536
	Kyungdong Pharm Co., Ltd.	4,078	28,964
#	Kyung-In Synthetic Corp.	6,920	48,546
#	L&F Co., Ltd.	4,210	100,437
#*	LB Semicon, Inc.	12,595	104,789
	LEADCORP, Inc. (The)	10,359	56,931
*	Leaders Cosmetics Co., Ltd.	848	4,967
	LEENO Industrial, Inc.	3,102	144,648
*	Leenos Corp.	10,030	11,980
	LF Corp.	9,236	190,292
	LG Chem, Ltd.	6,621	1,872,601
	LG Corp.	15,362	916,390
*	LG Display Co., Ltd., ADR	144,957	874,091
*	LG Display Co., Ltd.	27,349	332,298
	LG Electronics, Inc.	35,088	1,921,390
	LG Hausys, Ltd.	3,750	189,067
	LG Household & Health Care, Ltd.	737	780,354
	LG Innotek Co., Ltd.	7,043	665,057
	LG International Corp.	11,639	180,542
	LG Uplus Corp.	93,210	1,020,735
	LIG Nex1 Co., Ltd.	1,412	34,999
	Lion Chemtech Co., Ltd.	1,359	8,926
	Lock & Lock Co., Ltd.	1,936	25,241
	LOT Vacuum Co., Ltd.	2,575	15,281
	Lotte Chemical Corp.	5,135	1,003,537
	Lotte Chilsung Beverage Co., Ltd.	1,080	132,019
	Lotte Corp.	3,759	107,531
	LOTTE Fine Chemical Co., Ltd.	7,009	286,532
	Lotte Food Co., Ltd.	197	81,278
	LOTTE Himart Co., Ltd.	3,486	107,893
*	Lotte Non-Life Insurance Co., Ltd.	41,598	71,732
	Lotte Shopping Co., Ltd.	3,744	428,200
*	Lotte Tour Development Co., Ltd.	1,689	15,868
	LS Cable & System Asia, Ltd.	2,950	18,846
	LS Corp.	5,047	187,399
	LS Industrial Systems Co., Ltd.	6,112	236,887
*	Lumens Co., Ltd.	22,437	34,326
*	Lutronic Corp.	3,980	24,492

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	LVMC Holdings	13,279	$32,183
#	Macquarie Korea Infrastructure Fund	60,833	598,993
*	Macrogen, Inc.	1,148	24,503
	Maeil Holdings Co., Ltd.	4,128	41,221
#*	Magicmicro Co., Ltd.	7,947	9,417
	Mando Corp.	16,984	483,079
*	Maniker Co., Ltd.	24,024	17,408
	Mcnex Co., Ltd.	6,556	115,019
*	ME2ON Co., Ltd.	8,057	37,715
	Medy-Tox, Inc.	1,026	359,786
	Meerecompany, Inc.	1,117	36,822
	MegaStudyEdu Co., Ltd.	3,356	87,984
#*	Melfas, Inc.	5,717	11,124
	Meritz Financial Group, Inc.	16,897	198,361
	Meritz Fire & Marine Insurance Co., Ltd.	30,872	518,780
	Meritz Securities Co., Ltd.	128,077	544,474
*	Mgame Corp.	4,913	14,056
#	MiCo, Ltd.	18,529	79,101
	Minwise Co., Ltd.	723	11,103
	Mirae Asset Daewoo Co., Ltd.	125,224	790,589
	Mirae Asset Life Insurance Co., Ltd.	45,023	151,204
*	Mirae Corp.	121,127	16,579
	Miwon Commercial Co., Ltd.	279	10,706
	Miwon Specialty Chemical Co., Ltd.	1,128	70,447
	Mobase Co., Ltd.	3,844	17,490
	Modetour Network, Inc.	3,431	45,043
	MonAmi Co., Ltd.	9,145	44,295
	Moorim P&P Co., Ltd.	12,956	47,143
	Moorim Paper Co., Ltd.	13,596	30,882
	Multicampus Corp.	752	28,411
	Namhae Chemical Corp.	4,401	33,539
#*	Namsun Aluminum Co., Ltd.	33,053	88,998
*	NanoenTek, Inc.	2,610	9,413
	Nasmedia Co., Ltd.	1,322	34,141
	NAVER Corp.	6,277	728,238
	NCSoft Corp.	890	361,648
	NeoPharm Co., Ltd.	1,311	47,885
*	Neowiz	3,850	41,380
#	NEPES Corp.	9,458	239,467
*	Netmarble Corp.	492	37,512
*	Neuros Co., Ltd.	2,376	9,829
*	New Power Plasma Co., Ltd.	1,574	19,102
	Nexen Corp.	11,315	56,552
	Nexen Tire Corp.	21,618	156,725
*	Next Entertainment World Co., Ltd.	4,451	14,657
	NH Investment & Securities Co., Ltd.	45,555	499,411
	NHN KCP Corp.	3,333	52,247
	NICE Holdings Co., Ltd.	5,517	100,919
	Nice Information & Telecommunication, Inc.	2,812	73,895
	NICE Information Service Co., Ltd.	12,936	169,748
	NICE Total Cash Management Co., Ltd.	5,591	38,456
*	NK Co., Ltd.	11,386	10,766
	Nong Shim Holdings Co., Ltd.	919	61,577
	Nong Woo Bio Co., Ltd.	4,265	39,760
	NongShim Co., Ltd.	792	156,918
	Noroo Holdings Co., Ltd.	1,230	11,776
	NOROO Paint & Coatings Co., Ltd.	5,516	32,741
	NS Shopping Co., Ltd.	6,820	59,498
	OCI Co., Ltd.	6,671	421,194

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	OPTRON-TEC, Inc.	11,325	$56,168
	Orange Life Insurance, Ltd.	2,240	53,510
	Orion Corp.	628	42,688
	Orion Holdings Corp.	9,992	131,402
*	Osstem Implant Co., Ltd.	3,554	205,819
*	Osung Advanced Materials Co., Ltd.	7,724	10,059
	Ottogi Corp.	75	40,840
	Paik Kwang Industrial Co., Ltd.	13,521	30,576
*	Pan Ocean Co., Ltd.	40,670	164,339
	Pan-Pacific Co., Ltd.	12,857	31,547
	Paradise Co., Ltd.	3,530	48,331
	Partron Co., Ltd.	18,711	226,156
*	Paru Co., Ltd.	7,856	15,181
*	Pearl Abyss Corp.	1,507	217,630
*	People & Technology, Inc.	2,698	10,481
	Pharma Research Products Co., Ltd.	588	17,461
	PNE Solution Co., Ltd.	2,025	17,951
	Poongsan Corp.	9,581	190,155
	POSCO, Sponsored ADR	33,942	1,589,504
	POSCO	1,578	297,425
#	POSCO Chemtech Co., Ltd.	6,847	279,069
	POSCO Coated & Color Steel Co., Ltd.	778	10,793
	Posco ICT Co., Ltd.	7,848	33,284
	Posco International Corp.	14,598	229,811
	Posco M-Tech Co., Ltd.	6,657	27,524
#*	Power Logics Co., Ltd.	17,904	152,434
	Protec Co., Ltd.	2,555	40,081
	PSK Holdings, Inc.	1,573	10,424
*	PSK, Inc.	4,173	59,430
	Pulmuone Co., Ltd.	8,790	79,970
	Pungkuk Alcohol Industry Co., Ltd.	1,529	26,329
	Pyeong Hwa Automotive Co., Ltd.	6,035	48,096
	Rayence Co., Ltd.	1,665	16,923
*	Redrover Co., Ltd.	12,814	6,607
	Reyon Pharmaceutical Co., Ltd.	1,719	20,543
	RFHIC Corp.	910	22,525
*	RFTech Co., Ltd.	6,617	44,788
	S&S Tech Corp.	4,200	28,277
*	S&T Corp.	674	9,710
	S&T Motiv Co., Ltd.	3,768	158,787
	S-1 Corp.	1,719	151,805
	Sajo Industries Co., Ltd.	1,222	46,376
*	Sajodongaone Co., Ltd.	16,592	16,179
	Sam Chun Dang Pharm Co., Ltd.	3,365	94,424
*	SAM KANG M&T Co., Ltd.	2,334	8,021
	Sam Yung Trading Co., Ltd.	3,897	54,216
	Sambo Motors Co., Ltd.	6,699	30,460
	Samchully Co., Ltd.	928	70,011
*	Samchuly Bicycle Co., Ltd.	1,364	7,278
	SAMHWA Paints Industrial Co., Ltd.	4,408	22,640
	Samick Musical Instruments Co., Ltd.	34,284	48,160
	Samick THK Co., Ltd.	2,953	30,167
	Samji Electronics Co., Ltd.	5,213	47,879
	Samjin LND Co., Ltd.	6,353	10,826
	Samjin Pharmaceutical Co., Ltd.	2,222	50,684
	Samkee Automotive Co., Ltd.	10,140	22,946
	Samkwang Glass Co., Ltd.	1,638	51,407
	Sammok S-Form Co., Ltd.	6,146	52,771
*	SAMPYO Cement Co., Ltd.	10,906	30,233

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Card Co., Ltd.	10,356	$317,325
	Samsung Electro-Mechanics Co., Ltd.	10,373	795,219
	Samsung Electronics Co., Ltd., GDR	9,769	9,361,982
	Samsung Electronics Co., Ltd.	475,156	17,996,393
*	Samsung Engineering Co., Ltd.	23,844	328,956
	Samsung Fire & Marine Insurance Co., Ltd.	7,788	1,728,889
*	Samsung Heavy Industries Co., Ltd.	109,921	651,151
	Samsung Life Insurance Co., Ltd.	8,350	536,030
*	Samsung Pharmaceutical Co., Ltd.	13,158	23,274
	Samsung SDS Co., Ltd.	1,104	193,101
	Samsung Securities Co., Ltd.	20,002	614,479
	SAMT Co., Ltd.	28,477	51,292
	Samwha Capacitor Co., Ltd.	3,281	120,183
	Samwha Electric Co., Ltd.	1,000	14,910
	Samyang Corp.	1,987	89,928
	Samyang Foods Co., Ltd.	882	46,990
	Samyang Holdings Corp.	1,661	97,464
#	Sang-A Frontec Co., Ltd.	2,592	34,019
*	Sangsangin Co., Ltd.	20,943	332,400
*	Sangsangin Industry Co., Ltd.	3,523	879
	Sangsin Brake	6,269	18,990
	Sangsin Energy Display Precision Co., Ltd.	1,581	14,158
	SaraminHR Co., Ltd.	1,961	38,128
	SAVEZONE I&C Corp.	10,599	33,105
*	S-Connect Co., Ltd.	28,101	35,031
*	SD Biotechnologies Co., Ltd.	2,671	13,654
#*	SDN Co., Ltd.	14,510	14,840
	Seah Besteel Corp.	7,234	98,574
	SeAH Holdings Corp.	341	24,794
	SeAH Steel Corp.	578	31,351
	SeAH Steel Holdings Corp.	862	37,705
	Sebang Co., Ltd.	5,476	55,347
	Sebo Manufacturing Engineer Corp.	1,807	13,614
*	Seegene, Inc.	1,339	25,023
	Sejin Heavy Industries Co., Ltd.	5,545	21,582
#	Sejong Industrial Co., Ltd.	4,410	17,711
*	Sekonix Co., Ltd.	4,832	25,611
	Sempio Foods Co.	12	285
	S-Energy Co., Ltd.	2,942	9,783
*	Seobu T&D	7,003	49,839
	Seohan Co., Ltd.	45,007	51,350
	Seondo Electric Co., Ltd.	4,419	11,820
	Seoul Auction Co., Ltd.	2,802	15,193
	Seoul Semiconductor Co., Ltd.	19,446	262,442
	SEOWONINTECH Co., Ltd.	3,718	16,157
	Seoyon Co., Ltd.	5,173	14,877
	Seoyon E-Hwa Co., Ltd.	2,891	12,084
*	Sewon Cellontech Co., Ltd.	8,094	19,529
	SFA Engineering Corp.	12,841	406,195
*	SFA Semicon Co., Ltd.	43,839	93,588
#*	SG Corp.	33,602	27,725
*	SG&G Corp.	1,946	3,307
	SH Energy & Chemical Co., Ltd.	33,182	29,535
*	Shin Poong Pharmaceutical Co., Ltd.	3,365	17,421
	Shindaeyang Paper Co., Ltd.	1,347	78,079
	Shinhan Financial Group Co., Ltd.	23,087	845,645
	Shinhan Financial Group Co., Ltd., ADR	18,630	676,642
#	Shinil Industrial Co., Ltd.	17,933	25,887
	Shinsegae Engineering & Construction Co., Ltd.	1,204	28,750

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Shinsegae Food Co., Ltd.	965	$60,534
	Shinsegae International, Inc.	138	19,639
	Shinsegae, Inc.	2,932	623,634
*	Shinsung E&G Co., Ltd.	62,593	55,478
#*	Shinsung Tongsang Co., Ltd.	24,154	28,146
*	Shinwha Intertek Corp.	9,715	44,472
*	Shinwon Corp.	18,733	31,788
	SHOWBOX Corp.	14,133	45,486
#*	Signetics Corp.	32,920	27,165
	SIGONG TECH Co., Ltd.	2,538	11,297
	Silicon Works Co., Ltd.	1,799	57,457
	SIMMTECH Co., Ltd.	8,945	40,200
	SIMPAC, Inc.	9,227	20,590
	SK Bioland Co., Ltd.	3,311	37,298
	SK Chemicals Co., Ltd.	928	34,770
	SK D&D Co., Ltd.	694	14,857
	SK Discovery Co., Ltd.	6,508	132,822
	SK Gas, Ltd.	2,190	143,145
	SK Holdings Co., Ltd.	3,834	712,884
	SK Hynix, Inc.	78,942	5,053,404
	SK Innovation Co., Ltd.	10,608	1,524,254
	SK Materials Co., Ltd.	1,887	282,868
	SK Networks Co., Ltd.	59,521	249,591
	SK Securities Co., Ltd.	156,646	85,239
	SK Telecom Co., Ltd., Sponsored ADR	1,900	43,529
	SK Telecom Co., Ltd.	786	164,534
	SKC Co., Ltd.	9,852	349,813
#*	SKC Solmics Co., Ltd.	12,624	42,127
#	SKCKOLONPI, Inc.	4,450	107,497
	SL Corp.	7,768	144,506
*	SM Entertainment Co.	683	20,278
*	S-MAC Co., Ltd.	38,704	28,074
	SMEC Co., Ltd.	8,184	18,988
*	SNU Precision Co., Ltd.	5,939	13,317
	S-Oil Corp.	4,121	325,567
*	Solco Biomedical Co., Ltd.	51,623	10,368
#*	Solid, Inc.	21,726	99,629
	Songwon Industrial Co., Ltd.	5,192	82,126
#	Soulbrain Co., Ltd.	6,255	342,155
	SPC Samlip Co., Ltd.	610	48,470
	SPG Co., Ltd.	3,002	21,445
#	Ssangyong Cement Industrial Co., Ltd.	48,615	230,583
*	Ssangyong Motor Co.	14,162	39,676
	ST Pharm Co., Ltd.	1,339	15,870
	Suheung Co., Ltd.	1,649	44,205
	Sun Kwang Co., Ltd.	1,342	18,669
	Sunchang Corp.	2,805	11,452
	Sung Kwang Bend Co., Ltd.	9,457	73,122
*	Sungchang Enterprise Holdings, Ltd.	29,253	44,320
	Sungdo Engineering & Construction Co., Ltd.	5,870	24,443
	Sungshin Cement Co., Ltd.	5,696	36,403
	Sungwoo Hitech Co., Ltd.	27,956	89,252
	Sunjin Co., Ltd.	4,399	37,786
*	Suprema HQ, Inc.	703	3,899
*	Suprema, Inc.	651	15,789
	SurplusGlobal, Inc.	3,060	6,178
*	Synopex, Inc.	20,512	42,940
#	Systems Technology, Inc.	3,598	41,820
*	Tae Kyung Industrial Co., Ltd.	1,986	9,460

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Taewoong Co., Ltd.	4,708	$36,376
#	Taeyoung Engineering & Construction Co., Ltd.	25,371	282,559
*	Taihan Electric Wire Co., Ltd.	16,521	8,539
	Taihan Textile Co., Ltd.	1,266	21,338
	Tailim Packaging Co., Ltd.	8,922	46,278
*	TBH Global Co., Ltd.	5,201	12,309
	TechWing, Inc.	5,406	47,927
	Telechips, Inc.	1,183	11,131
	TES Co., Ltd.	9,566	129,564
	Tesna Co., Ltd.	2,758	97,650
*	Theragen Etex Co., Ltd.	2,137	13,545
*	Thinkware Systems Corp.	2,319	13,360
*	TK Chemical Corp.	11,104	24,738
	TK Corp.	8,803	68,910
	Tokai Carbon Korea Co., Ltd.	1,830	86,393
	Tong Yang Moolsan Co., Ltd.	16,528	19,564
	Tongyang Life Insurance Co., Ltd.	20,755	67,764
	Top Engineering Co., Ltd.	5,140	37,843
	Toptec Co., Ltd.	6,539	53,293
	Tovis Co., Ltd.	8,847	51,769
	TS Corp.	2,334	38,835
*	T'way Holdings, Inc.	16,901	22,792
	Ubiquoss, Inc.	321	9,163
*	Ugint Co., Ltd.	33,350	29,599
	UIL Co., Ltd.	5,306	22,110
*	Unick Corp.	3,277	17,213
	Unid Co., Ltd.	3,047	121,890
	Union Semiconductor Equipment & Materials Co., Ltd.	16,169	54,895
	Uniquest Corp.	3,824	19,481
*	Unison Co., Ltd.	16,347	13,717
	UniTest, Inc.	4,539	43,141
	Value Added Technology Co., Ltd.	2,976	62,542
	Very Good Tour Co., Ltd.	2,730	14,424
	Viatron Technologies, Inc.	5,732	47,832
	Vieworks Co., Ltd.	1,861	42,709
	Visang Education, Inc.	2,959	19,539
*	W Holding Co., Ltd.	24,735	7,772
*	Webzen, Inc.	3,631	46,617
*	Welcron Co., Ltd.	4,034	9,985
	Wemade Co., Ltd.	618	13,848
	Whanin Pharmaceutical Co., Ltd.	2,903	40,071
*	WillBes & Co. (The)	29,785	25,628
	Winix, Inc.	1,488	24,566
	Wins Co., Ltd.	945	10,138
#	WiSoL Co., Ltd.	14,909	214,366
*	WONIK CUBE Corp.	8,997	16,000
*	Wonik Holdings Co., Ltd.	17,153	53,443
	WONIK IPS Co., Ltd.	13,884	287,992
	Wonik Materials Co., Ltd.	4,076	79,835
*	Wonik QnC Corp.	6,042	54,775
*	Woongjin Co., Ltd.	30,214	36,743
	Woongjin Coway Co., Ltd.	8,615	608,522
*	Woongjin Energy Co., Ltd.	2,621	1,519
*	Woongjin Thinkbig Co., Ltd.	20,115	40,454
*	Woori Financial Group, Inc., Sponsored ADR	2,923	97,208
	Woori Financial Group, Inc.	88,365	976,180
*	Woori Investment Bank Co., Ltd.	55,554	33,311
*	Wooridul Pharmaceutical, Ltd.	2,161	11,118
	Woorison F&G Co., Ltd.	12,563	20,999

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Woory Industrial Co., Ltd.	1,316	$23,246
	Wooshin Systems Co., Ltd.	1,763	8,688
	Y G-1 Co., Ltd.	8,699	61,938
*	Yeong Hwa Metal Co., Ltd.	16,137	18,796
*	YJM Games Co., Ltd.	7,970	11,617
#	YMC Co., Ltd.	6,786	25,915
*	Yonwoo Co., Ltd.	670	11,814
	YooSung T&S Co., Ltd.	7,220	16,218
	Youlchon Chemical Co., Ltd.	3,645	48,330
	Young Poong Corp.	115	65,930
	Youngone Corp.	8,136	230,651
	Youngone Holdings Co., Ltd.	2,822	125,338
*	YoungWoo DSP Co., Ltd.	5,383	7,142
#*	Yuanta Securities Korea Co., Ltd.	52,438	121,353
	Yuhan Corp.	781	142,246
*	Yungjin Pharmaceutical Co., Ltd.	2,603	9,827
	Zeus Co., Ltd.	2,458	25,050
TOTAL SOUTH KOREA			134,225,182
SPAIN — (1.6%)
	Acciona SA	15,118	1,609,749
	Acerinox SA	92,870	775,907
	ACS Actividades de Construccion y Servicios SA	56,107	2,267,082
	Aena SME SA	7,298	1,322,997
	Alantra Partners SA	614	10,225
	Almirall SA	15,964	289,368
	Amadeus IT Group SA	38,582	3,015,064
*	Amper SA	310,784	84,989
	Applus Services SA	77,383	1,087,751
	Atresmedia Corp. de Medios de Comunicacion SA	31,367	122,218
	Azkoyen SA	4,453	34,981
	Banco Bilbao Vizcaya Argentaria SA	273,322	1,391,677
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	38,831	198,428
	Banco de Sabadell SA	1,618,770	1,413,805
	Banco Santander SA	1,507,399	6,433,991
	Banco Santander SA, Sponsored ADR	233,754	991,117
	Bankia SA	360,701	715,122
	Bankinter SA	216,386	1,403,639
	Bolsas y Mercados Espanoles SHMSF SA	43,757	1,032,611
	CaixaBank SA	363,632	901,243
	Cellnex Telecom SA	71,968	2,691,483
	Cia de Distribucion Integral Logista Holdings SA	14,308	298,125
	CIE Automotive SA	24,889	629,325
	Construcciones y Auxiliar de Ferrocarriles SA	7,787	351,852
*	Deoleo SA	218,644	14,984
*	Duro Felguera SA	11,953	3,026
	Ebro Foods SA	12,980	260,822
*	eDreams ODIGEO SA	18,832	85,200
	Elecnor SA	8,321	104,268
	Enagas SA	100,650	2,195,594
	Ence Energia y Celulosa SA	81,778	295,627
	Endesa SA	32,657	806,902
	Ercros SA	66,827	128,581
	Euskaltel SA	37,378	326,491
	Faes Farma SA	162,400	803,979
	Ferrovial SA	20,491	533,043
*	Fluidra SA	15,954	199,571
	Fomento de Construcciones y Contratas SA	15,321	195,057
*	Global Dominion Access SA	50,319	241,912

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Grifols SA	29,198	$946,267
	Grupo Catalana Occidente SA	12,173	434,576
*	Grupo Empresarial San Jose SA	3,318	30,078
*	Grupo Ezentis SA	46,082	26,754
	Iberdrola S.A.	725,312	6,881,323
	Iberdrola SA	19,228	182,420
	Iberpapel Gestion SA	352	11,013
*	Indra Sistemas SA	66,457	569,175
	Industria de Diseno Textil SA	63,563	1,901,952
	Laboratorios Farmaceuticos Rovi SA	824	18,942
	Liberbank SA	1,076,318	400,832
	Mapfre SA	249,439	686,665
*	Masmovil Ibercom SA	10,617	240,473
	Mediaset Espana Comunicacion SA	105,629	620,096
	Melia Hotels International SA	65,079	573,335
	Miquel y Costas & Miquel SA	11,594	200,349
	Naturgy Energy Group SA	66,262	1,678,474
*	Obrascon Huarte Lain SA	51,945	64,801
*	Pharma Mar SA	14,094	24,357
*	Promotora de Informaciones SA, Class A	111,527	164,261
	Prosegur Cia de Seguridad SA	118,571	553,387
*	Quabit Inmobiliaria SA	39,123	40,913
*	Realia Business SA	69,999	72,646
	Red Electrica Corp. SA	52,668	992,994
	Repsol SA, Sponsored ADR	52,463	828,912
	Repsol SA	192,206	3,048,534
	Sacyr S.A.	238,392	611,674
	Siemens Gamesa Renewable Energy SA	8,910	124,674
*	Solaria Energia y Medio Ambiente SA	34,794	205,713
*	Talgo SA	41,808	224,765
*	Tecnicas Reunidas SA	3,605	86,925
	Telefonica SA, Sponsored ADR	47,435	360,980
	Telefonica SA	375,794	2,864,910
	Tubacex SA	24,810	79,154
*	Tubos Reunidos SA	30,261	7,061
	Vidrala SA	6,909	625,911
	Viscofan SA	19,692	963,875
	Vocento SA	6,696	9,074
	Zardoya Otis SA	48,655	333,533
TOTAL SPAIN			62,959,584
SWEDEN — (1.9%)
	AAK AB	70,745	1,447,288
*	AcadeMedia AB	14,029	73,310
	AddLife AB, Class B	3,547	95,575
	AddNode Group AB	8,186	130,945
	AddTech AB, Class B	15,502	406,440
	AF POYRY AB	29,713	700,221
	Alfa Laval AB	22,725	424,506
	Alimak Group AB	8,628	119,907
	Arjo AB, Class B	43,543	175,259
	Assa Abloy AB, Class B	19,435	445,783
	Atlas Copco AB, Class A	47,532	1,451,823
	Atlas Copco AB, Class B	27,621	753,519
	Atrium Ljungberg AB, Class B	15,011	277,422
	Attendo AB	29,264	133,014
	Avanza Bank Holding AB	35,135	313,531
	Axfood AB	17,613	370,830
	BE Group AB	1,844	8,254

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Beijer Alma AB	22,051	$271,176
	Beijer Electronics Group AB	9,700	44,166
	Beijer Ref AB	17,619	390,547
	Bergman & Beving AB	12,025	118,384
	Besqab AB	1,033	13,086
	Betsson AB	70,099	370,043
	Bilia AB, Class A	61,438	542,405
	BillerudKorsnas AB	83,624	965,437
	BioGaia AB, Class B	6,804	282,913
	Biotage AB	17,611	189,908
	Bjorn Borg AB	11,488	29,821
	Boliden AB	105,287	2,387,624
	Bonava AB	3,052	37,143
	Bonava AB, Class B	32,578	390,020
	Bravida Holding AB	9,487	78,798
	Bufab AB	15,696	162,234
	Bulten AB	6,216	41,709
*	Byggmax Group AB	31,325	107,546
	Castellum AB	18,860	382,869
	Catena AB	6,264	195,629
	Clas Ohlson AB, Class B	16,146	145,332
	Cloetta AB, Class B	93,501	278,520
*	Collector AB	5,084	27,599
	Concentric AB	20,211	249,033
	Coor Service Management Holding AB	4,969	41,908
	Corem Property Group AB, Class B	21,057	43,366
	Dios Fastigheter AB	33,367	286,214
	Dometic Group AB	143,816	1,312,016
*	Doro AB	9,675	36,101
	Duni AB	10,582	125,483
	Dustin Group AB	29,000	250,353
	Eastnine AB	8,283	93,934
	Elanders AB, Class B	2,164	18,649
	Electrolux AB	44,147	1,020,111
	Elekta AB, Class B	34,531	491,299
*	Eltel AB	18,432	42,462
*	Enea AB	6,373	108,396
	Epiroc AB, Class A	40,318	441,796
	Epiroc AB, Class B	38,078	395,769
	Essity AB, Class A	3,204	95,890
	Essity AB, Class B	79,422	2,359,079
	eWork Group AB	3,724	28,628
	Fabege AB	24,212	373,644
	Fagerhult AB	11,474	70,951
*	Fastighets AB Balder, Class B	11,128	381,056
	FastPartner AB	10,334	91,915
	Fenix Outdoor International AG	789	84,174
*	Fingerprint Cards AB, Class B	115,486	207,887
	Getinge AB, Class B	70,940	1,040,879
	Granges AB	44,502	443,115
	Gunnebo AB	41,274	106,699
	Haldex AB	20,108	100,243
*	Hembla AB	4,192	78,404
	Hemfosa Fastigheter AB	43,448	391,093
	Hennes & Mauritz AB, Class B	71,334	1,243,715
	Hexagon AB, Class B	13,577	657,837
	Hexpol AB	63,206	480,938
	HIQ International AB	27,168	143,138
	Holmen AB, Class B	41,834	883,297

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Hufvudstaden AB, Class A	21,576	$380,015
	Husqvarna AB, Class A	16,594	146,989
	Husqvarna AB, Class B	213,953	1,894,520
	ICA Gruppen AB	14,790	656,336
	Indutrade AB	22,986	651,245
*	International Petroleum Corp.	33,561	143,928
	Intrum AB	28,236	740,225
	Inwido AB	52,454	322,193
*	ITAB Shop Concept AB, Class B	3,537	10,303
	JM AB	31,451	811,317
	KappAhl AB	36,944	74,915
	Kindred Group P.L.C.	67,551	414,518
	Klovern AB, Class B	174,308	286,698
	KNOW IT AB	17,201	338,009
	Kungsleden AB	60,690	527,810
	Lagercrantz Group AB, Class B	20,489	255,868
	Lifco AB, Class B	4,216	215,402
	Lindab International AB	34,213	389,572
	Loomis AB, Class B	45,762	1,574,044
	Lundin Petroleum AB	20,983	659,991
*	Medivir AB, Class B	2,956	7,124
*	Mekonomen AB	19,554	144,703
	Millicom International Cellular SA	17,949	922,124
*	Modern Times Group MTG AB, Class B	1,542	14,277
	Momentum Group AB, Class B	10,464	117,926
*	MQ Holding AB	234,879	58,773
	Mycronic AB	28,090	431,655
	Nederman Holding AB	1,650	20,440
*	Net Insight AB, Class B	64,475	12,023
	NetEnt AB	66,792	198,162
	New Wave Group AB, Class B	24,373	162,755
	Nibe Industrier AB, Class B	36,780	519,384
	Nobia AB	69,989	453,896
	Nobina AB	66,772	389,151
	Nolato AB, Class B	15,102	859,357
	Nordic Waterproofing Holding A.S.	1,273	10,936
	NP3 Fastigheter AB	9,523	83,078
	OEM International AB, Class B	2,886	71,751
	Opus Group AB	125,364	79,422
	Peab AB	107,724	911,473
	Platzer Fastigheter Holding AB, Class B	3,198	28,235
	Pricer AB, Class B	58,280	76,796
	Proact IT Group AB	5,753	101,191
*	Qliro Group AB	43,215	50,101
	Ratos AB, Class B	97,977	248,423
*	RaySearch Laboratories AB	7,166	102,539
	Recipharm AB, Class B	21,390	265,641
	Resurs Holding AB	4,750	27,495
	Rottneros AB	45,215	48,299
	Saab AB, Class B	17,220	542,088
	Sagax AB, Class B	22,524	220,029
	Sandvik AB	147,721	2,266,867
*	SAS AB	172,240	234,891
	Scandi Standard AB	31,872	203,531
	Scandic Hotels Group AB	33,280	279,065
	Sectra AB, Class B	3,390	113,820
	Securitas AB, Class B	69,799	1,080,926
	Semcon AB	5,895	32,521
*	Sensys Gatso Group AB	132,179	21,878

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Sintercast AB	958	$14,231
	Skandinaviska Enskilda Banken AB, Class A	197,610	1,857,939
	Skandinaviska Enskilda Banken AB, Class C	1,755	16,641
	Skanska AB, Class B	35,473	662,317
	SKF AB, Class A	3,420	56,078
	SKF AB, Class B	99,292	1,628,666
	SkiStar AB	25,958	300,961
	SSAB AB, Class A	13,020	36,828
	SSAB AB, Class A	67,343	190,770
	SSAB AB, Class B, Share, Class B	73,712	187,511
	SSAB AB, Class B	183,600	465,425
	Svenska Cellulosa AB SCA, Class A	5,089	48,799
	Svenska Cellulosa AB SCA, Class B	107,952	895,994
	Svenska Handelsbanken AB, Class A	166,114	1,494,681
	Svenska Handelsbanken AB, Class B	5,211	49,366
	Sweco AB, Class B	26,657	743,406
	Swedbank AB, Class A	99,959	1,361,214
	Swedish Match AB	23,762	906,616
*	Swedish Orphan Biovitrum AB	8,103	156,408
	Systemair AB	2,857	36,132
	Tele2 AB, Class B	92,642	1,323,792
	Telefonaktiebolaget LM Ericsson, Sponsored ADR	25,726	224,073
	Telefonaktiebolaget LM Ericsson, Class A	4,242	38,332
	Telefonaktiebolaget LM Ericsson, Class B	123,302	1,078,803
	Telia Co. AB	355,210	1,580,205
	Thule Group AB	31,892	696,621
	Trelleborg AB, Class B	39,300	541,164
	Troax Group AB	13,140	124,763
	Vitrolife AB	18,528	356,553
	Volvo AB, Class A	42,804	638,298
	Volvo AB, Class B	269,328	4,000,897
	Wallenstam AB, Class B	40,951	427,840
	Wihlborgs Fastigheter AB	43,629	634,308
TOTAL SWEDEN			73,682,284
SWITZERLAND — (5.0%)
	ABB, Ltd.	148,297	2,799,425
	Adecco Group AG	62,773	3,424,836
*	Alcon, Inc.	39,457	2,318,099
*	Alcon, Inc.	6,206	359,387
	Allreal Holding AG	10,097	1,763,617
	ALSO Holding AG	2,933	451,970
*	ams AG	9,578	500,024
	APG SGA SA	506	135,400
	Arbonia AG	25,022	290,249
*	Aryzta AG	350,444	291,492
	Ascom Holding AG	19,142	248,545
	Autoneum Holding AG	1,715	188,440
	Bachem Holding AG, Class B	484	64,472
	Baloise Holding AG	15,017	2,712,318
	Banque Cantonale de Geneve	445	89,047
	Banque Cantonale Vaudoise	1,100	818,085
	Barry Callebaut AG	538	1,049,618
	Belimo Holding AG	154	907,018
	Bell Food Group AG	1,013	270,780
	Bellevue Group AG	4,979	106,019
	Berner Kantonalbank AG	1,586	360,172
	BKW AG	5,962	385,936
	Bobst Group SA	5,176	258,813

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Bossard Holding AG, Class A	4,372	$602,849
	Bucher Industries AG	4,147	1,239,134
	Burckhardt Compression Holding AG	1,121	271,213
	Burkhalter Holding AG	1,683	124,078
	Calida Holding AG	2,049	56,946
	Carlo Gavazzi Holding AG	107	29,577
	Cembra Money Bank AG	11,813	1,138,496
	Cham Group AG	39	16,808
	Chocoladefabriken Lindt & Spruengli AG	10	827,235
	Cicor Technologies, Ltd.	869	43,816
	Cie Financiere Richemont SA	51,708	4,431,026
	Cie Financiere Tradition SA	841	86,809
	Clariant AG	135,347	2,473,206
	Coltene Holding AG	1,624	137,292
	Conzzeta AG	538	422,784
	Credit Suisse Group AG	165,579	2,002,021
	Credit Suisse Group AG, Sponsored ADR	40,310	486,546
	Daetwyler Holding AG	2,987	460,418
	DKSH Holding AG	15,966	806,249
	dormakaba Holding AG	1,029	754,052
*	Dottikon Es Holding AG	16	8,543
	Dufry AG	12,643	1,108,811
	EFG International AG	74,656	483,764
	Emmi AG	875	728,019
	EMS-Chemie Holding AG	937	585,605
	Energiedienst Holding AG	1,334	41,501
*	Evolva Holding SA	73,727	13,220
	Feintool International Holding AG	1,240	77,724
	Flughafen Zurich AG	9,780	1,785,988
	Forbo Holding AG	716	1,116,821
*	GAM Holding AG	79,101	346,329
	Geberit AG	4,504	2,079,235
	Georg Fischer AG	2,775	2,391,964
	Givaudan SA	993	2,640,973
	Gurit Holding AG	232	253,974
	Helvetia Holding AG	16,015	2,039,067
*	HOCHDORF Holding AG	415	31,436
	Huber & Suhner AG	7,280	579,710
	Hypothekarbank Lenzburg AG	9	40,769
	Implenia AG	7,232	193,715
	Inficon Holding AG	842	525,241
	Interroll Holding AG	256	520,654
	Intershop Holding AG	423	212,515
	Julius Baer Group, Ltd.	61,489	2,627,585
	Jungfraubahn Holding AG	100	14,997
	Kardex AG	4,601	662,095
	Komax Holding AG	1,888	353,967
	Kudelski SA	18,111	122,751
	Kuehne + Nagel International AG	6,094	897,300
	LafargeHolcim, Ltd.	48,585	2,384,673
	LafargeHolcim, Ltd.	23,757	1,163,525
*	Lastminute.com NV	2,606	78,751
	LEM Holding SA	165	228,041
	Liechtensteinische Landesbank AG	4,520	275,571
	Logitech International SA	16,891	694,636
	Logitech International SA	18,686	770,611
	Lonza Group AG	13,260	4,542,261
	Luzerner Kantonalbank AG	1,408	622,275
*	Meier Tobler Group AG	996	15,991

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Metall Zug AG	82	$177,913
	Mikron Holding AG	2,431	19,177
	Mobilezone Holding AG	12,320	113,709
	Mobimo Holding AG	3,772	1,006,848
	Nestle SA	291,193	30,891,843
*	Newron Pharmaceuticals SpA	3,526	21,443
	Novartis AG, Sponsored ADR	118,999	10,897,928
	Novartis AG	31,034	2,845,781
	OC Oerlikon Corp. AG	102,197	1,093,838
*	Orascom Development Holding AG	6,054	90,943
	Orell Fuessli Holding AG	152	13,847
	Orior AG	2,210	179,580
*	Panalpina Welttransport Holding AG	4,672	1,051,323
	Partners Group Holding AG	2,807	2,232,379
	Phoenix Mecano AG	223	98,246
	Plazza AG, Class A	244	61,663
	PSP Swiss Property AG	13,899	1,666,496
	Rieter Holding AG	1,570	206,410
	Roche Holding AG	2,558	686,038
	Roche Holding AG	61,822	16,547,590
	Romande Energie Holding SA	59	73,925
	Schaffner Holding AG	216	44,363
	Schindler Holding AG	2,478	557,465
*	Schmolz + Bickenbach AG	261,907	86,202
	Schweiter Technologies AG	518	511,858
	SFS Group AG	8,928	685,290
	SGS SA	650	1,605,153
	Siegfried Holding AG	1,822	678,297
	Sika AG	33,600	4,850,971
	Sonova Holding AG	9,168	2,108,241
	St Galler Kantonalbank AG	953	407,918
	Straumann Holding AG	1,581	1,289,785
	Sulzer AG	8,150	821,241
	Sunrise Communications Group AG	27,143	2,007,525
	Swatch Group AG (The)	4,575	1,328,909
	Swatch Group AG (The)	8,093	441,322
	Swiss Life Holding AG	7,043	3,403,452
	Swiss Prime Site AG	18,885	1,662,720
	Swiss Re AG	30,702	2,973,083
	Swisscom AG	9,184	4,450,951
	Swissquote Group Holding SA	3,549	143,695
	Tamedia AG	1,154	126,809
	Tecan Group AG	522	132,624
	Temenos AG	17,328	3,050,467
	Thurgauer Kantonalbank	112	12,188
	Tornos Holding AG	3,658	28,653
	u-blox Holding AG	4,230	345,221
*	UBS Group AG	389,088	4,346,113
	Valiant Holding AG	6,995	717,061
	Valora Holding AG	1,827	503,406
	VAT Group AG	17,376	2,172,687
	Vaudoise Assurances Holding SA	523	265,189
	Vetropack Holding AG	107	218,768
	Vifor Pharma AG	9,692	1,434,478
*	Von Roll Holding AG	14,867	15,543
	Vontobel Holding AG	12,679	667,278
	VP Bank AG	1,567	245,372
	VZ Holding AG	676	186,150
#	Warteck Invest AG	13	25,040

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Ypsomed Holding AG	1,220	$155,403
	Zehnder Group AG	5,117	192,830
	Zug Estates Holding AG, Class B	60	110,594
	Zuger Kantonalbank AG	31	191,776
	Zurich Insurance Group AG	18,766	6,527,407
TOTAL SWITZERLAND			191,171,343
TAIWAN — (4.1%)
	Ability Opto-Electronics Technology Co., Ltd.	35,000	58,834
	Abnova Corp.	11,000	9,909
	AcBel Polytech, Inc.	116,540	84,497
	Accton Technology Corp.	173,929	740,393
	Acer, Inc.	937,521	566,239
	ACES Electronic Co., Ltd.	43,000	30,697
*	Acon Holding, Inc.	73,000	20,551
	Acter Group Corp., Ltd.	25,300	132,922
	Actron Technology Corp.	35,000	109,356
	A-DATA Technology Co., Ltd.	71,503	120,596
	Addcn Technology Co., Ltd.	3,000	25,145
	Adlink Technology, Inc.	29,933	46,885
	Advanced Ceramic X Corp.	11,000	83,964
	Advanced International Multitech Co., Ltd.	64,000	84,454
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	20,000	10,594
	Advanced Lithium Electrochemistry Cayman Co., Ltd.	2,355	348
	Advanced Optoelectronic Technology, Inc.	31,000	15,537
	Advanced Power Electronics Corp.	34,000	30,549
	Advanced Wireless Semiconductor Co.	71,000	160,012
	Advancetek Enterprise Co., Ltd.	67,532	35,745
	Advantech Co., Ltd.	34,586	290,906
	Aerospace Industrial Development Corp.	304,000	311,480
*	AGV Products Corp.	218,413	51,868
	Airtac International Group	33,773	344,858
	Alchip Technologies, Ltd.	25,000	80,193
	All Ring Tech Co., Ltd.	28,000	33,299
	Allied Circuit Co., Ltd.	5,000	11,543
	Allis Electric Co., Ltd.	65,000	37,802
	Alltek Technology Corp.	32,002	20,497
	Alltop Technology Co., Ltd.	28,000	51,485
	Alpha Networks, Inc.	154,200	112,665
	Amazing Microelectronic Corp.	35,254	100,308
	Ambassador Hotel (The)	110,000	78,346
	Ampire Co., Ltd.	40,000	33,615
	AMPOC Far-East Co., Ltd.	24,000	22,189
*	AmTRAN Technology Co., Ltd.	224,000	81,163
	Anpec Electronics Corp.	40,781	82,148
	AP Memory Technology Corp.	8,397	10,760
	Apacer Technology, Inc.	40,501	42,630
	APAQ Technology Co., Ltd.	26,319	26,719
	APCB, Inc.	62,000	53,101
	Apex Biotechnology Corp.	31,226	29,935
#*	Apex International Co., Ltd.	57,252	94,129
	Apex Medical Corp.	20,000	16,725
	Apex Science & Engineering	75,920	20,953
	Arcadyan Technology Corp.	46,674	160,268
	Ardentec Corp.	293,120	281,019
	Argosy Research, Inc.	26,000	48,804
	ASE Technology Holding Co., Ltd., ADR	80,709	353,504
	ASE Technology Holding Co., Ltd.	279,796	623,417
	Asia Cement Corp.	417,029	557,771

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Asia Electronic Material Co., Ltd.	17,000	$11,029
	Asia Optical Co., Inc.	74,000	195,910
*	Asia Pacific Telecom Co., Ltd.	1,075,000	244,018
	Asia Tech Image, Inc.	13,000	18,351
#	Asia Vital Components Co., Ltd.	128,053	165,072
	ASMedia Technology, Inc.	7,364	124,770
	ASPEED Technology, Inc.	6,000	131,267
	ASROCK, Inc.	6,000	11,409
	Asustek Computer, Inc.	100,502	712,057
	Aten International Co., Ltd.	36,000	98,248
	AU Optronics Corp., Sponsored ADR	19,526	50,020
#	AU Optronics Corp.	3,746,980	989,272
	Audix Corp.	47,200	56,016
	AURAS Technology Co., Ltd.	22,000	111,882
	Aurora Corp.	18,100	55,938
	Avalue Technology, Inc.	16,000	31,305
	AVY Precision Technology, Inc.	49,962	60,227
	Axiomtek Co., Ltd.	18,000	31,214
	Bank of Kaohsiung Co., Ltd.	275,393	86,349
	BenQ Materials Corp.	69,000	53,029
	BES Engineering Corp.	690,000	169,802
	Bin Chuan Enterprise Co., Ltd.	51,000	38,038
	Bionime Corp.	7,000	11,433
	Bioteque Corp.	39,000	162,758
	Bizlink Holding, Inc.	60,038	455,020
*	Boardtek Electronics Corp.	47,000	45,346
	Bright Led Electronics Corp.	47,000	17,532
#	Brighton-Best International Taiwan, Inc.	141,423	158,149
	C Sun Manufacturing, Ltd.	79,000	73,637
	Capital Futures Corp.	29,900	41,954
	Capital Securities Corp.	1,047,600	318,765
	Career Technology MFG. Co., Ltd.	96,780	99,991
	Casetek Holdings, Ltd.	82,753	135,603
	Caswell, Inc.	7,000	17,183
	Catcher Technology Co., Ltd.	191,360	1,402,313
	Cathay Financial Holding Co., Ltd.	888,692	1,160,318
#	Cathay Real Estate Development Co., Ltd.	327,300	229,037
	Cayman Engley Industrial Co., Ltd.	15,327	50,733
	Center Laboratories, Inc.	105,063	268,209
	Central Reinsurance Co., Ltd.	67,788	38,821
	Chailease Holding Co., Ltd.	325,686	1,366,261
	Chain Chon Industrial Co., Ltd.	27,000	7,681
*	Champion Building Materials Co., Ltd.	74,526	16,585
	Chang Hwa Commercial Bank, Ltd.	965,048	674,446
	Chang Wah Electromaterials, Inc.	21,913	111,258
	Channel Well Technology Co., Ltd.	85,000	69,101
	Charoen Pokphand Enterprise	93,920	222,445
	Chaun-Choung Technology Corp.	10,000	78,473
	CHC Healthcare Group	50,000	78,392
	CHC Resources Corp.	37,900	61,730
	Chen Full International Co., Ltd.	48,000	64,988
	Chenbro Micom Co., Ltd.	33,000	67,497
	Cheng Fwa Industrial Co., Ltd.	36,000	14,359
	Cheng Loong Corp.	387,360	233,139
#*	Cheng Mei Materials Technology Corp.	293,100	100,103
	Cheng Shin Rubber Industry Co., Ltd.	568,341	734,839
	Cheng Uei Precision Industry Co., Ltd.	183,051	198,422
	Chenming Mold Industry Corp.	38,000	17,354
	Chian Hsing Forging Industrial Co., Ltd.	21,000	30,413

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chicony Electronics Co., Ltd.	159,400	$405,323
	Chicony Power Technology Co., Ltd.	68,807	123,823
	Chieftek Precision Co., Ltd.	27,000	82,815
	Chilisin Electronics Corp.	77,024	206,067
	China Airlines, Ltd.	2,166,019	663,607
	China Bills Finance Corp.	421,000	199,439
	China Chemical & Pharmaceutical Co., Ltd.	122,000	72,368
	China Development Financial Holding Corp.	2,412,412	716,356
	China Ecotek Corp.	11,000	11,558
	China Electric Manufacturing Corp.	168,000	50,559
#	China General Plastics Corp.	201,323	137,509
	China Life Insurance Co., Ltd.	722,708	595,583
	China Metal Products	104,290	108,708
	China Steel Chemical Corp.	41,000	166,850
	China Steel Corp.	1,025,881	789,246
	China Steel Structure Co., Ltd.	24,000	18,684
	China Wire & Cable Co., Ltd.	34,160	22,795
	Chinese Maritime Transport, Ltd.	31,570	36,792
*	Ching Feng Home Fashions Co., Ltd.	54,000	46,328
	Chin-Poon Industrial Co., Ltd.	189,126	203,652
	Chipbond Technology Corp.	349,000	699,717
	ChipMOS Techinologies, Inc.	39,096	35,705
	ChipMOS Technologies, Inc., ADR	4,591	83,558
	Chlitina Holding, Ltd.	19,000	149,066
	Chong Hong Construction Co., Ltd.	116,941	335,686
	Chroma ATE, Inc.	65,560	305,362
	Chun YU Works & Co., Ltd.	18,000	12,556
	Chun Yuan Steel	160,570	52,361
	Chung Hsin Electric & Machinery Manufacturing Corp.	170,000	114,787
#	Chung Hung Steel Corp.	621,212	209,112
	Chung Hwa Pulp Corp.	191,629	62,640
	Chunghwa Precision Test Tech Co., Ltd.	2,000	27,720
	Chunghwa Telecom Co., Ltd., Sponsored ADR	3,702	126,793
	Chunghwa Telecom Co., Ltd.	82,727	286,190
#	Cleanaway Co., Ltd.	45,000	229,676
	Clevo Co.	223,401	227,825
#*	CMC Magnetics Corp.	893,101	195,196
	CoAsia Electronics Corp.	65,094	19,543
	Coland Holdings, Ltd.	11,000	10,166
	Compal Electronics, Inc.	1,343,747	820,984
	Compeq Manufacturing Co., Ltd.	702,000	601,959
	Compucase Enterprise	31,000	26,080
	Concord Securities Co., Ltd.	227,727	53,768
	Concraft Holding Co., Ltd.	11,515	54,319
	Continental Holdings Corp.	215,200	120,002
	Contrel Technology Co., Ltd.	77,000	43,536
#	Coremax Corp.	16,772	41,114
	Coretronic Corp.	208,000	267,097
	Co-Tech Development Corp.	101,253	107,741
	Cowealth Medical Holding Co., Ltd.	14,000	22,611
	Coxon Precise Industrial Co., Ltd.	40,000	24,087
*	CSBC Corp. Taiwan	83,286	69,729
	CTBC Financial Holding Co., Ltd.	1,901,655	1,236,123
	CTCI Corp.	222,444	324,733
	Cub Elecparts, Inc.	16,450	148,634
	CviLux Corp.	26,600	21,054
	CX Technology Co., Ltd.	16,689	11,520
	CyberPower Systems, Inc.	20,000	58,787
	CyberTAN Technology, Inc.	152,424	77,841

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Cypress Technology Co., Ltd.	17,000	$43,074
	DA CIN Construction Co., Ltd.	95,000	59,861
	Dadi Early-Childhood Education Group, Ltd.	7,495	70,671
	Da-Li Development Co., Ltd.	36,603	35,105
*	Danen Technology Corp.	121,000	6,173
	Darfon Electronics Corp.	104,000	137,638
	Darwin Precisions Corp.	178,000	102,539
	Daxin Materials Corp.	31,100	97,012
	De Licacy Industrial Co., Ltd.	61,742	46,195
*	Delpha Construction Co., Ltd.	53,320	27,560
	Delta Electronics, Inc.	82,699	399,200
	Depo Auto Parts Ind Co., Ltd.	58,000	133,943
	Dimerco Express Corp.	27,000	18,548
*	D-Link Corp.	313,976	132,304
	Donpon Precision, Inc.	17,000	12,653
*	Dynamic Electronics Co., Ltd.	134,183	42,870
	Dynapack International Technology Corp.	71,000	108,916
	E Ink Holdings, Inc.	171,000	187,366
	E.Sun Financial Holding Co., Ltd.	1,753,607	1,460,620
	Eastern Media International Corp.	170,064	55,812
	Eclat Textile Co., Ltd.	36,143	472,978
	ECOVE Environment Corp.	14,000	91,938
*	Edimax Technology Co., Ltd.	52,313	18,493
	Edison Opto Corp.	40,000	18,416
	Edom Technology Co., Ltd.	54,162	23,782
	eGalax_eMPIA Technology, Inc.	23,861	36,282
	Egis Technology, Inc.	39,000	275,804
	Elan Microelectronics Corp.	82,600	210,534
*	E-Lead Electronic Co., Ltd.	42,000	29,035
	E-LIFE MALL Corp.	25,000	51,806
	Elite Advanced Laser Corp.	93,723	167,885
	Elite Material Co., Ltd.	160,162	609,413
#	Elite Semiconductor Memory Technology, Inc.	114,000	119,838
	Elitegroup Computer Systems Co., Ltd.	157,087	54,640
	eMemory Technology, Inc.	19,000	228,420
	Ennoconn Corp.	18,310	127,770
	EnTie Commercial Bank Co., Ltd.	206,000	107,646
	Epileds Technologies, Inc.	29,000	14,458
#	Epistar Corp.	466,743	367,965
	Eson Precision Ind. Co., Ltd.	35,000	44,235
	Eternal Materials Co., Ltd.	311,993	262,172
*	E-Ton Solar Tech Co., Ltd.	60,667	4,940
*	Etron Technology, Inc.	112,000	40,085
	Eurocharm Holdings Co., Ltd.	17,000	72,784
	Eva Airways Corp.	1,618,832	757,807
*	Everest Textile Co., Ltd.	154,995	56,619
	Evergreen International Storage & Transport Corp.	262,000	120,175
	Evergreen Marine Corp. Taiwan, Ltd.	768,836	353,759
	Everlight Chemical Industrial Corp.	199,155	109,771
	Everlight Electronics Co., Ltd.	210,225	202,057
*	Everspring Industry Co., Ltd.	35,000	13,186
	Excelsior Medical Co., Ltd.	46,172	74,353
	EZconn Corp.	12,600	14,837
	Far Eastern Department Stores, Ltd.	496,249	375,600
	Far Eastern International Bank	1,147,576	459,966
	Far Eastern New Century Corp.	571,625	540,806
	Far EasTone Telecommunications Co., Ltd.	191,000	438,420
	Faraday Technology Corp.	62,637	125,032
	Farglory Land Development Co., Ltd.	196,575	240,372

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Federal Corp.	203,567	$79,006
	Feedback Technology Corp.	6,300	14,824
	Feng Hsin Steel Co., Ltd.	240,000	440,084
	Feng TAY Enterprise Co., Ltd.	52,748	350,780
*	First Copper Technology Co., Ltd.	61,000	20,153
	First Financial Holding Co., Ltd.	1,583,859	1,189,215
	First Hi-Tec Enterprise Co., Ltd.	21,000	29,566
	First Insurance Co., Ltd. (The)	35,000	16,900
*	First Steamship Co., Ltd.	227,113	91,182
#	FLEXium Interconnect, Inc.	158,515	482,429
	Flytech Technology Co., Ltd.	61,312	149,624
#	FocalTech Systems Co., Ltd.	140,000	103,851
	Forest Water Environment Engineering Co., Ltd.	11,349	18,795
	Formosa Advanced Technologies Co., Ltd.	69,000	73,461
	Formosa Chemicals & Fibre Corp.	206,821	629,119
	Formosa International Hotels Corp.	14,246	77,103
	Formosa Laboratories, Inc.	38,403	46,947
	Formosa Petrochemical Corp.	104,000	352,535
	Formosa Plastics Corp.	114,000	366,716
	Formosa Sumco Technology Corp.	8,000	28,387
	Formosan Union Chemical	142,426	62,153
	Fortune Electric Co., Ltd.	22,000	17,969
	Founding Construction & Development Co., Ltd.	47,208	24,100
	Foxsemicon Integrated Technology, Inc.	39,845	150,206
	Froch Enterprise Co., Ltd.	89,000	36,220
	Fubon Financial Holding Co., Ltd.	942,019	1,302,302
	Fulgent Sun International Holding Co., Ltd.	30,808	88,965
	Fulltech Fiber Glass Corp.	163,965	79,573
	Fwusow Industry Co., Ltd.	70,321	40,904
	Gallant Precision Machining Co., Ltd.	65,000	40,687
	Gamania Digital Entertainment Co., Ltd.	46,000	99,634
	GCS Holdings, Inc.	24,000	46,181
	GEM Services, Inc.	24,200	49,292
*	Gemtek Technology Corp.	153,348	132,182
	General Interface Solution Holding, Ltd.	127,000	466,825
	General Plastic Industrial Co., Ltd.	19,114	19,647
	Generalplus Technology, Inc.	39,000	42,636
	Genesys Logic, Inc.	43,000	44,193
	Genius Electronic Optical Co., Ltd.	46,000	617,480
	Genmont Biotech, Inc.	23,000	20,123
	Getac Technology Corp.	182,000	264,522
	Giant Manufacturing Co., Ltd.	102,760	784,366
	Giantplus Technology Co., Ltd.	169,000	65,087
	Gigabyte Technology Co., Ltd.	261,000	390,043
*	Gigasolar Materials Corp.	3,600	15,872
*	Gigastorage Corp.	155,450	45,873
	Ginko International Co., Ltd.	18,000	116,493
	Global Brands Manufacture, Ltd.	122,000	66,302
	Global Lighting Technologies, Inc.	29,000	57,593
	Global Mixed Mode Technology, Inc.	17,000	54,319
	Global PMX Co., Ltd.	15,000	56,458
	Global Unichip Corp.	32,000	260,017
#	Globalwafers Co., Ltd.	33,000	350,142
	Globe Union Industrial Corp.	129,075	67,024
	Gloria Material Technology Corp.	194,636	120,788
*	Gold Circuit Electronics, Ltd.	219,000	93,630
#	Goldsun Building Materials Co., Ltd.	560,624	149,597
	Good Will Instrument Co., Ltd.	25,000	21,387
	Gourmet Master Co., Ltd.	27,026	160,022

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Grand Ocean Retail Group, Ltd.	40,000	$43,437
*	Grand Pacific Petrochemical	393,000	256,583
	Grand Plastic Technology Corp.	8,000	34,635
	GrandTech CG Systems, Inc.	26,250	35,050
	Grape King Bio, Ltd.	37,000	229,220
	Great China Metal Industry	57,000	44,593
	Great Taipei Gas Co., Ltd.	41,000	38,335
	Great Wall Enterprise Co., Ltd.	382,446	500,135
	Greatek Electronics, Inc.	193,000	274,956
	Green Seal Holding, Ltd.	29,700	37,306
	GTM Holdings Corp.	44,350	32,580
#*	HannsTouch Solution, Inc.	269,465	125,832
	Harvatek Corp.	58,239	28,078
	Hey Song Corp.	129,500	131,896
	Highwealth Construction Corp.	257,478	402,561
	HIM International Music, Inc.	19,800	83,441
	Hiroca Holdings, Ltd.	21,795	47,581
	Hitron Technology, Inc.	87,559	57,210
	Hiwin Technologies Corp.	69,247	614,120
	Ho Tung Chemical Corp.	418,118	94,043
	Hocheng Corp.	66,000	16,345
	Holiday Entertainment Co., Ltd.	21,000	45,067
	Holtek Semiconductor, Inc.	99,000	221,188
	Holy Stone Enterprise Co., Ltd.	77,000	230,378
	Hon Hai Precision Industry Co., Ltd.	996,177	2,497,187
	Hon Hai Precision Industry Co., Ltd., GDR	25,924	132,199
	Hon Hai Precision Industry Co., Ltd., GDR	29,237	148,524
	Hong Pu Real Estate Development Co., Ltd.	111,695	73,832
	Hong YI Fiber Industry Co.	64,000	39,229
*	Horizon Securities Co., Ltd.	142,000	28,611
#	Hota Industrial Manufacturing Co., Ltd.	64,047	223,738
#	Hotai Motor Co., Ltd.	38,000	546,913
	Hotron Precision Electronic Industrial Co., Ltd.	29,715	45,948
#	Hsin Kuang Steel Co., Ltd.	87,000	85,655
	Hsin Yung Chien Co., Ltd.	15,800	45,219
	Hu Lane Associate, Inc.	33,431	83,274
	Hua Nan Financial Holdings Co., Ltd.	1,042,897	733,920
	Huaku Development Co., Ltd.	87,540	229,311
	Huang Hsiang Construction Corp.	72,000	72,976
	Hung Ching Development & Construction Co., Ltd.	60,000	43,709
	Hung Sheng Construction, Ltd.	397,200	256,175
*	Hwa Fong Rubber Industrial Co., Ltd.	97,304	35,392
	Ibase Technology, Inc.	47,353	70,134
	IBF Financial Holdings Co., Ltd.	1,193,220	425,028
*	Ichia Technologies, Inc.	139,000	71,995
*	I-Chiun Precision Industry Co., Ltd.	61,000	16,363
	Innodisk Corp.	38,061	153,893
	Innolux Corp.	3,573,685	826,258
	Inpaq Technology Co., Ltd.	27,000	26,256
	Intai Technology Corp.	12,000	54,211
	Integrated Service Technology, Inc.	34,596	52,649
	IntelliEPI, Inc.	5,000	9,872
	International CSRC Investment Holdings Co.	289,635	352,630
	International Games System Co., Ltd.	36,000	355,948
	Inventec Corp.	823,945	612,769
	Iron Force Industrial Co., Ltd.	18,000	62,666
	I-Sheng Electric Wire & Cable Co., Ltd.	40,000	53,105
	ITE Technology, Inc.	48,000	51,065
	ITEQ Corp.	153,835	670,138

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Jarllytec Co., Ltd.	26,000	$57,227
	Jentech Precision Industrial Co., Ltd.	9,000	36,538
	Jess-Link Products Co., Ltd.	45,000	43,803
	Jih Lin Technology Co., Ltd.	25,000	53,519
	Jih Sun Financial Holdings Co., Ltd.	795,425	274,170
	Jourdeness Group, Ltd.	18,000	58,301
	K Laser Technology, Inc.	77,000	51,305
	Kaimei Electronic Corp.	18,538	30,904
	Kaori Heat Treatment Co., Ltd.	30,147	42,800
	Kaulin Manufacturing Co., Ltd.	34,000	17,234
	KEE TAI Properties Co., Ltd.	186,790	72,420
	Kenda Rubber Industrial Co., Ltd.	162,825	151,607
	Kenmec Mechanical Engineering Co., Ltd.	68,000	30,621
	Kerry TJ Logistics Co., Ltd.	61,000	70,990
	Key Ware Electronics Co., Ltd.	49,793	13,071
	Kindom Construction Corp.	118,000	95,273
	King Chou Marine Technology Co., Ltd.	39,220	44,907
	King Slide Works Co., Ltd.	9,000	94,863
	King Yuan Electronics Co., Ltd.	805,545	836,173
*	Kingcan Holdings, Ltd.	17,712	9,538
	Kingpak Technology, Inc.	10,000	47,609
	Kingpak Technology, Inc.	1,044	1,443
	King's Town Bank Co., Ltd.	403,000	411,686
	King's Town Construction Co., Ltd.	50,000	44,827
	Kinik Co.	59,000	111,178
*	Kinko Optical Co., Ltd.	37,000	35,579
	Kinpo Electronics	644,000	214,676
	Kinsus Interconnect Technology Corp.	118,000	149,815
	KMC Kuei Meng International, Inc.	26,581	88,694
	KS Terminals, Inc.	47,162	61,289
	Kung Long Batteries Industrial Co., Ltd.	31,000	165,564
	Kung Sing Engineering Corp.	121,000	27,533
*	Kuo Toong International Co., Ltd.	59,103	37,195
	Kuoyang Construction Co., Ltd.	169,420	65,474
	Kwong Fong Industries Corp.	48,915	24,366
	Kwong Lung Enterprise Co., Ltd.	19,000	27,730
	L&K Engineering Co., Ltd.	74,000	66,656
	La Kaffa International Co., Ltd.	5,000	28,354
*	LAN FA Textile	88,922	21,526
#	Land Mark Optoelectronics Corp.	20,000	157,244
#	Lanner Electronics, Inc.	45,179	113,322
	Largan Precision Co., Ltd.	5,000	675,892
	Laser Tek Taiwan Co., Ltd.	20,000	17,207
	Laster Tech Corp., Ltd.	18,493	21,833
*	Leader Electronics, Inc.	40,000	9,884
	Lealea Enterprise Co., Ltd.	308,933	90,467
	Ledlink Optics, Inc.	18,900	15,062
	LEE CHI Enterprises Co., Ltd.	96,000	29,678
	Lelon Electronics Corp.	40,750	54,522
#	Lemtech Holdings Co., Ltd.	22,000	98,988
*	Leofoo Development Co., Ltd.	72,917	16,393
	LES Enphants Co., Ltd.	81,000	19,480
	Lextar Electronics Corp.	147,500	71,903
	Li Cheng Enterprise Co., Ltd.	55,501	104,997
	Li Peng Enterprise Co., Ltd.	246,366	57,093
	Lian HWA Food Corp.	48,240	71,902
	Lien Hwa Industrial Corp.	212,055	265,702
	Lifestyle Global Enterprise, Inc.	6,000	15,156
	Lingsen Precision Industries, Ltd.	179,000	51,118

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Lion Travel Service Co., Ltd.	4,000	$10,685
	Lite-On Semiconductor Corp.	113,448	114,821
	Lite-On Technology Corp.	791,164	1,119,963
	Long Da Construction & Development Corp.	41,000	21,863
	Longchen Paper & Packaging Co., Ltd.	244,293	116,500
	Longwell Co.	41,000	75,190
	Lotes Co., Ltd.	33,653	246,090
	Lu Hai Holding Corp.	6,599	8,823
	Lumax International Corp., Ltd.	40,034	112,485
	Lung Yen Life Service Corp.	48,000	95,980
*	LuxNet Corp.	26,066	17,556
	Macauto Industrial Co., Ltd.	34,000	93,431
	Machvision, Inc.	9,000	106,293
	Macroblock, Inc.	8,000	30,672
#	Macronix International	1,017,974	1,018,594
	Makalot Industrial Co., Ltd.	103,561	604,655
	Marketech International Corp.	15,000	25,023
	Materials Analysis Technology, Inc.	20,355	48,913
	Mayer Steel Pipe Corp.	29,700	14,535
	MediaTek, Inc.	59,048	590,611
	Mega Financial Holding Co., Ltd.	1,458,365	1,499,627
	Meiloon Industrial Co.	29,050	20,604
	Mercuries & Associates Holding, Ltd.	201,742	114,739
*	Mercuries Life Insurance Co., Ltd.	508,756	176,658
	Merida Industry Co., Ltd.	13,000	80,986
#	Merry Electronics Co., Ltd.	83,050	399,530
*	Microbio Co., Ltd.	141,881	61,565
	Micro-Star International Co., Ltd.	113,394	317,332
	Mildef Crete, Inc.	20,000	27,969
*	MIN AIK Technology Co., Ltd.	64,000	30,046
	Mirle Automation Corp.	87,805	122,436
	MJ International Co., Ltd.	8,000	21,244
	Mobiletron Electronics Co., Ltd.	32,600	39,982
	momo.com, Inc.	12,000	100,620
*	Motech Industries, Inc.	155,752	54,308
	MPI Corp.	31,000	66,085
	Nak Sealing Technologies Corp.	35,000	79,087
	Namchow Holdings Co., Ltd.	84,000	143,331
	Nan Kang Rubber Tire Co., Ltd.	118,183	141,776
	Nan Liu Enterprise Co., Ltd.	13,000	62,588
	Nan Ren Lake Leisure Amusement Co., Ltd.	50,000	15,762
	Nan Ya Plastics Corp.	321,187	733,412
#	Nan Ya Printed Circuit Board Corp.	100,000	134,986
	Nang Kuang Pharmaceutical Co., Ltd.	16,000	15,509
	Nantex Industry Co., Ltd.	137,392	152,799
#	Nanya Technology Corp.	313,110	732,630
	National Aerospace Fasteners Corp.	10,000	29,929
	National Petroleum Co., Ltd.	67,000	88,951
	Nexcom International Co., Ltd.	20,000	19,450
	Nichidenbo Corp.	90,424	142,718
	Nien Hsing Textile Co., Ltd.	62,654	51,826
	Nien Made Enterprise Co., Ltd.	43,000	330,158
	Niko Semiconductor Co., Ltd.	15,000	17,045
	Nova Technology Corp.	7,000	34,043
	Novatek Microelectronics Corp.	113,000	596,760
	Nuvoton Technology Corp.	49,000	77,466
*	O-Bank Co., Ltd.	304,000	76,736
*	Ocean Plastics Co., Ltd.	50,000	44,665
	On-Bright Electronics, Inc.	17,160	91,533

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	OptoTech Corp.	181,183	$128,624
	Orient Europharma Co., Ltd.	9,000	17,489
*	Orient Semiconductor Electronics, Ltd.	120,605	59,561
#	Oriental Union Chemical Corp.	330,992	250,923
	O-TA Precision Industry Co., Ltd.	27,642	42,420
	Pacific Hospital Supply Co., Ltd.	14,000	36,582
	Paiho Shih Holdings Corp.	46,573	72,141
	Pan Jit International, Inc.	158,940	129,835
#	Pan-International Industrial Corp.	197,000	158,753
	Parade Technologies, Ltd.	42,000	691,481
*	Paragon Technologies Co., Ltd.	20,423	14,220
	PCL Technologies, Inc.	15,643	42,235
	P-Duke Technology Co., Ltd.	24,970	66,577
#	Pegatron Corp.	695,261	1,128,500
	Pharmally International Holding Co., Ltd.	9,756	72,714
*	Phihong Technology Co., Ltd.	148,272	41,304
	Phison Electronics Corp.	32,000	313,299
	Phoenix Tours International, Inc.	7,717	9,066
	Pixart Imaging, Inc.	7,000	24,272
	Planet Technology Corp.	15,000	32,157
	Plotech Co., Ltd.	47,000	27,735
	Polytronics Technology Corp.	10,000	20,864
	Posiflex Technology, Inc.	29,698	110,175
	Pou Chen Corp.	1,401,528	1,724,735
	Power Wind Health Industry, Inc.	6,856	50,519
	Powertech Technology, Inc.	453,900	1,239,308
	Poya International Co., Ltd.	18,436	254,204
	President Chain Store Corp.	90,768	872,918
	President Securities Corp.	455,361	185,504
	Primax Electronics, Ltd.	210,000	357,597
	Prince Housing & Development Corp.	569,000	202,590
	Pro Hawk Corp.	3,000	14,007
	Promate Electronic Co., Ltd.	59,000	62,170
*	Promise Technology, Inc.	34,874	8,751
#	Prosperity Dielectrics Co., Ltd.	46,000	91,277
	Qisda Corp.	715,875	443,909
	QST International Corp.	27,000	56,989
	Qualipoly Chemical Corp.	43,547	38,279
	Quang Viet Enterprise Co., Ltd.	11,000	57,554
	Quanta Computer, Inc.	371,007	681,862
	Quintain Steel Co., Ltd.	64,842	14,758
	Radiant Opto-Electronics Corp.	85,782	337,107
*	Radium Life Tech Co., Ltd.	411,030	181,737
	Rafael Microelectronics, Inc.	8,000	53,442
	Realtek Semiconductor Corp.	96,098	638,220
	Rechi Precision Co., Ltd.	183,185	145,718
	Rexon Industrial Corp., Ltd.	17,000	48,169
	Rich Development Co., Ltd.	264,814	80,266
	RichWave Technology Corp.	16,500	65,103
*	Right WAY Industrial Co., Ltd.	15,000	7,604
*	Ritek Corp.	419,606	116,272
	Rodex Fasteners Corp.	11,000	14,476
*	Roo Hsing Co., Ltd.	295,000	115,289
*	Rotam Global Agrosciences, Ltd.	21,319	11,880
	Ruentex Development Co., Ltd.	237,061	314,405
	Ruentex Engineering & Construction Co.	13,000	22,934
	Ruentex Industries, Ltd.	172,901	367,749
	Run Long Construction Co., Ltd.	87,000	175,370
	Samebest Co., Ltd.	5,000	20,546

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sampo Corp.	166,200	$98,622
	San Fang Chemical Industry Co., Ltd.	60,648	45,254
	San Far Property, Ltd.	48,100	34,202
	San Shing Fastech Corp.	49,565	84,316
	Sanitar Co., Ltd.	16,000	20,189
	Sanyang Motor Co., Ltd.	200,900	135,029
	SCI Pharmtech, Inc.	19,450	59,693
	Scientech Corp.	18,000	38,653
#	SDI Corp.	59,000	119,758
	Senao International Co., Ltd.	39,000	40,817
	Senao Networks, Inc.	13,000	41,558
#	Sercomm Corp.	61,000	144,356
	Sesoda Corp.	100,191	83,846
	Shan-Loong Transportation Co., Ltd.	48,000	46,117
	Sharehope Medicine Co., Ltd.	21,814	20,246
	Sheng Yu Steel Co., Ltd.	61,000	40,260
	ShenMao Technology, Inc.	44,922	30,903
	Shih Her Technologies, Inc.	21,000	28,391
*	Shih Wei Navigation Co., Ltd.	91,814	27,360
	Shin Kong Financial Holding Co., Ltd.	2,232,053	645,176
	Shin Zu Shing Co., Ltd.	53,549	214,993
	Shinih Enterprise Co., Ltd.	24,000	13,710
*	Shining Building Business Co., Ltd.	227,168	70,233
	Shinkong Insurance Co., Ltd.	96,000	117,095
	Shinkong Synthetic Fibers Corp.	601,799	255,176
	Shinkong Textile Co., Ltd.	59,000	78,506
	Shiny Chemical Industrial Co., Ltd.	28,000	73,230
	Sigurd Microelectronics Corp.	243,000	225,926
	Silergy Corp.	5,000	100,858
	Simplo Technology Co., Ltd.	63,600	494,229
	Sinbon Electronics Co., Ltd.	120,616	512,189
	Sincere Navigation Corp.	158,125	84,647
	Single Well Industrial Corp.	15,000	10,684
	Sinher Technology, Inc.	33,000	46,630
	Sinmag Equipment Corp.	22,196	73,206
	Sino-American Silicon Products, Inc.	263,000	715,480
	Sinon Corp.	203,000	122,160
	SinoPac Financial Holdings Co., Ltd.	1,909,308	757,316
	Sinphar Pharmaceutical Co., Ltd.	34,977	22,552
	Sinyi Realty Co.	128,077	128,402
	Sirtec International Co., Ltd.	60,800	68,953
	Sitronix Technology Corp.	64,000	277,252
	Siward Crystal Technology Co., Ltd.	70,000	47,556
*	Solar Applied Materials Technology Co.	124,519	93,826
	Solteam, Inc.	19,190	16,716
	Sonix Technology Co., Ltd.	44,000	43,888
	Southeast Cement Co., Ltd.	33,000	17,632
	Sporton International, Inc.	24,213	161,155
#	St Shine Optical Co., Ltd.	15,000	250,191
	Standard Chemical & Pharmaceutical Co., Ltd.	40,330	43,452
	Standard Foods Corp.	94,003	181,185
	Stark Technology, Inc.	32,800	54,492
	Sunny Friend Environmental Technology Co., Ltd.	18,000	152,937
	Sunonwealth Electric Machine Industry Co., Ltd.	107,000	120,018
	Sunrex Technology Corp.	43,581	55,625
	Sunspring Metal Corp.	47,000	47,550
	Supreme Electronics Co., Ltd.	239,305	215,693
	Swancor Holding Co., Ltd.	11,000	26,702
	Sweeten Real Estate Development Co., Ltd.	38,805	34,691

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Syncmold Enterprise Corp.	49,750	$124,756
	Synmosa Biopharma Corp.	28,822	23,346
	Synnex Technology International Corp.	284,810	349,644
	Sysage Technology Co., Ltd.	31,908	34,017
*	Sysgration	29,009	6,307
	Systex Corp.	48,000	113,277
	T3EX Global Holdings Corp.	39,000	29,942
#	TA Chen Stainless Pipe	407,587	602,228
	Ta Liang Technology Co., Ltd.	23,000	25,636
#	Ta Ya Electric Wire & Cable	250,000	89,366
	Ta Yih Industrial Co., Ltd.	16,000	31,443
#	TA-I Technology Co., Ltd.	54,752	69,626
*	Tai Tung Communication Co., Ltd.	38,000	20,000
	Taichung Commercial Bank Co., Ltd.	974,298	395,428
#	TaiDoc Technology Corp.	31,323	130,004
	Taiflex Scientific Co., Ltd.	83,640	129,184
#	Taimide Tech, Inc.	46,252	70,911
	Tainan Enterprises Co., Ltd.	37,000	30,431
#	Tainan Spinning Co., Ltd.	569,171	223,656
*	Tainergy Tech Co., Ltd.	85,000	11,887
	Taishin Financial Holding Co., Ltd.	1,776,541	831,380
#	TaiSol Electronics Co., Ltd.	19,000	38,019
	Taisun Enterprise Co., Ltd.	78,601	52,115
	Taita Chemical Co., Ltd.	109,572	36,956
	Taiwan Business Bank	1,181,342	506,835
	Taiwan Cement Corp.	914,404	1,307,789
	Taiwan Chinsan Electronic Industrial Co., Ltd.	36,238	40,955
	Taiwan Cogeneration Corp.	132,993	113,094
	Taiwan Cooperative Financial Holding Co., Ltd.	1,576,099	1,060,488
	Taiwan FamilyMart Co., Ltd.	6,000	43,581
	Taiwan Fertilizer Co., Ltd.	163,000	250,743
	Taiwan Fire & Marine Insurance Co., Ltd.	50,040	32,405
	Taiwan FU Hsing Industrial Co., Ltd.	64,000	88,300
	Taiwan Glass Industry Corp.	349,672	135,450
	Taiwan High Speed Rail Corp.	133,000	177,270
	Taiwan Hon Chuan Enterprise Co., Ltd.	160,421	282,504
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	85,000	51,046
*	Taiwan Land Development Corp.	371,640	109,351
	Taiwan Line Tek Electronic	11,337	11,416
	Taiwan Mobile Co., Ltd.	97,800	344,277
	Taiwan Navigation Co., Ltd.	73,000	52,506
	Taiwan Paiho, Ltd.	131,892	387,176
	Taiwan PCB Techvest Co., Ltd.	140,800	182,775
*	Taiwan Prosperity Chemical Corp.	79,000	43,920
	Taiwan Pulp & Paper Corp.	78,280	47,313
	Taiwan Sakura Corp.	57,512	86,404
	Taiwan Sanyo Electric Co., Ltd.	12,750	11,376
	Taiwan Secom Co., Ltd.	44,330	123,626
	Taiwan Semiconductor Co., Ltd.	108,000	171,405
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	318,398	13,573,307
	Taiwan Semiconductor Manufacturing Co., Ltd.	507,465	4,172,911
	Taiwan Shin Kong Security Co., Ltd.	94,630	113,459
	Taiwan Steel Union Co., Ltd.	10,000	30,960
	Taiwan Styrene Monomer	280,833	220,142
	Taiwan Surface Mounting Technology Corp.	125,867	307,749
	Taiwan TEA Corp.	352,704	183,698
	Taiwan Union Technology Corp.	101,000	413,031
	Taiyen Biotech Co., Ltd.	48,000	52,298
*	Tatung Co., Ltd.	698,000	448,942

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	TCI Co., Ltd.	21,948	$290,322
	Te Chang Construction Co., Ltd.	23,562	21,714
	Teco Electric and Machinery Co., Ltd.	545,000	433,988
	Tehmag Foods Corp.	10,500	73,861
	Tera Autotech Corp.	16,000	13,827
	Test Research, Inc.	99,532	150,419
	Test-Rite International Co., Ltd.	119,389	78,236
*	Tex-Ray Industrial Co., Ltd.	59,000	17,276
	Thinking Electronic Industrial Co., Ltd.	44,000	111,161
	Thye Ming Industrial Co., Ltd.	65,850	68,463
	Ton Yi Industrial Corp.	388,200	155,244
	Tong Hsing Electronic Industries, Ltd.	49,000	201,574
	Tong Yang Industry Co., Ltd.	219,041	319,973
	Tong-Tai Machine & Tool Co., Ltd.	76,160	44,032
	TOPBI International Holdings, Ltd.	32,713	91,538
	Topco Scientific Co., Ltd.	53,945	143,124
	Topco Technologies Corp.	10,000	22,308
	Topkey Corp.	32,000	175,833
	Topoint Technology Co., Ltd.	67,044	41,004
	Toung Loong Textile Manufacturing	40,000	66,023
#*	TPK Holding Co., Ltd.	223,000	394,396
	Transcend Information, Inc.	64,483	140,628
	Tripod Technology Corp.	193,970	644,804
	Tsang Yow Industrial Co., Ltd.	31,000	22,828
	Tsann Kuen Enterprise Co., Ltd.	29,913	18,432
	TSC Auto ID Technology Co., Ltd.	14,630	119,711
*	TSEC Corp.	90,461	25,325
	TSRC Corp.	240,717	208,831
	Ttet Union Corp.	15,000	58,555
	TTFB Co., Ltd.	6,000	59,499
	TTY Biopharm Co., Ltd.	63,267	164,234
	Tung Ho Steel Enterprise Corp.	402,254	278,131
	Tung Thih Electronic Co., Ltd.	25,492	57,122
	TURVO International Co., Ltd.	29,135	69,228
*	TWi Pharmaceuticals, Inc.	16,000	36,481
	TXC Corp.	118,411	145,514
	TYC Brother Industrial Co., Ltd.	111,000	100,058
*	Tycoons Group Enterprise	152,401	32,699
	Tyntek Corp.	103,167	55,395
	UDE Corp.	36,000	31,175
	Ultra Chip, Inc.	38,000	40,344
	U-Ming Marine Transport Corp.	191,000	214,300
	Unimicron Technology Corp.	666,356	804,489
	Union Bank Of Taiwan	561,606	216,342
	Uni-President Enterprises Corp.	395,948	1,024,897
	Unitech Printed Circuit Board Corp.	364,321	275,852
	United Integrated Services Co., Ltd.	82,000	414,872
	United Microelectronics Corp.	4,748,453	2,108,296
	United Orthopedic Corp.	24,924	37,428
	United Radiant Technology	28,000	16,391
*	United Renewable Energy Co., Ltd.	859,613	246,496
*	Unity Opto Technology Co., Ltd.	115,929	33,001
	Universal Cement Corp.	186,340	113,105
*	Universal Microelectronics Co., Ltd.	22,000	12,837
	Universal Microwave Technology, Inc.	21,916	72,789
*	Unizyx Holding Corp.	133,000	106,833
	UPC Technology Corp.	353,654	127,600
	Userjoy Technology Co., Ltd.	10,452	21,072
	USI Corp.	465,861	178,398

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Usun Technology Co., Ltd.	15,400	$14,617
	Utechzone Co., Ltd.	22,000	49,882
	Vanguard International Semiconductor Corp.	261,000	526,883
	VHQ Media Holdings, Ltd.	10,000	46,530
	Visual Photonics Epitaxy Co., Ltd.	89,475	285,607
	Vivotek, Inc.	21,700	77,841
	Voltronic Power Technology Corp.	13,100	282,405
	Wafer Works Corp.	120,593	138,205
	Waffer Technology Corp.	16,000	6,765
	Wah Hong Industrial Corp.	24,423	21,893
	Wah Lee Industrial Corp.	79,000	138,022
	Walsin Lihwa Corp.	1,212,000	581,147
#	Walsin Technology Corp.	113,000	628,753
	Walton Advanced Engineering, Inc.	166,385	55,370
	Wan Hai Lines, Ltd.	297,557	197,861
	Wei Chuan Foods Corp.	113,000	108,453
	Weikeng Industrial Co., Ltd.	119,907	77,624
	Well Shin Technology Co., Ltd.	44,000	72,066
	Weltrend Semiconductor	17,000	14,493
	Win Semiconductors Corp.	121,868	1,029,963
	Winbond Electronics Corp.	2,075,117	1,265,087
	Winstek Semiconductor Co., Ltd.	31,000	26,680
	Wintek Corp.	312,087	3,443
	Wisdom Marine Lines Co., Ltd.	170,052	177,608
	Wisechip Semiconductor, Inc.	7,000	8,533
	Wistron Corp.	1,094,506	813,119
	Wistron NeWeb Corp.	114,113	285,629
	Wonderful Hi-Tech Co., Ltd.	38,000	22,122
	Wowprime Corp.	45,000	114,287
	WPG Holdings, Ltd.	385,756	509,547
	WT Microelectronics Co., Ltd.	220,836	286,603
	XAC Automation Corp.	13,000	11,973
	XPEC Entertainment, Inc.	5,612	448
	Xxentria Technology Materials Corp.	48,306	109,018
#	Yageo Corp.	129,261	1,085,406
*	Yang Ming Marine Transport Corp.	563,428	157,396
	YC Co., Ltd.	185,019	73,156
	YC INOX Co., Ltd.	112,200	94,679
	Yea Shin International Development Co., Ltd.	84,533	46,302
*	Yeong Guan Energy Technology Group Co., Ltd.	47,432	86,030
	YFC-Boneagle Electric Co., Ltd.	45,000	42,443
#	YFY, Inc.	615,000	228,635
	Yi Jinn Industrial Co., Ltd.	114,700	51,565
	Yieh Phui Enterprise Co., Ltd.	470,380	136,661
	Yonyu Plastics Co., Ltd.	36,400	39,418
	Youngtek Electronics Corp.	51,120	75,290
	Yuanta Financial Holding Co., Ltd.	2,189,991	1,226,980
	Yuanta Futures Co., Ltd.	29,000	46,428
	Yuen Chang Stainless Steel Co., Ltd.	49,000	33,517
	Yulon Finance Corp.	72,600	272,920
	Yulon Motor Co., Ltd.	468,223	359,466
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	32,000	76,199
	Yungshin Construction & Development Co., Ltd.	24,000	25,784
	YungShin Global Holding Corp.	69,950	92,538
	Zeng Hsing Industrial Co., Ltd.	31,423	136,820
	Zenitron Corp.	87,000	60,604
	Zero One Technology Co., Ltd.	33,000	32,061
	Zhen Ding Technology Holding, Ltd.	320,650	1,166,503
	Zig Sheng Industrial Co., Ltd.	200,543	56,660

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Zinwell Corp.	136,000	$98,622
	Zippy Technology Corp.	50,000	56,291
	ZongTai Real Estate Development Co., Ltd.	83,477	62,634
TOTAL TAIWAN			156,364,619
THAILAND — (0.8%)
	Advanced Info Service PCL	75,600	523,583
	Advanced Information Technology PCL	27,600	21,717
	AEON Thana Sinsap Thailand PCL	45,300	349,085
	Airports of Thailand PCL	211,000	493,968
	AJ Plast PCL	42,900	12,554
	Allianz Ayudhya General Insurance PCL	3,900	5,294
	Amata Corp. PCL	55,400	43,412
	Ananda Development PCL	520,700	60,611
	AP Thailand PCL	542,404	134,918
	Asia Aviation PCL	627,800	78,386
	Asia Plus Group Holdings PCL	518,200	46,841
	Asia Sermkij Leasing PCL	53,000	42,910
	Asian Insulators PCL	416,640	18,559
	B Grimm Power PCL	54,600	63,024
	Bangchak Corp. PCL	238,100	234,190
	Bangkok Aviation Fuel Services PCL	105,350	124,173
	Bangkok Bank PCL	26,400	155,799
	Bangkok Chain Hospital PCL	361,975	181,252
	Bangkok Dusit Medical Services PCL, Class F	443,400	360,429
	Bangkok Expressway & Metro PCL	1,166,202	398,151
	Bangkok Land PCL	4,276,400	239,161
	Bangkok Life Assurance PCL	78,400	66,279
	Bangkok Ranch PCL	202,500	21,596
	Banpu PCL	465,300	216,348
	Banpu PCL	204,750	95,202
	Banpu Power PCL	63,900	45,917
	BCPG PCL	168,500	107,932
	Beauty Community PCL	624,000	75,882
*	BEC World PCL	729,900	236,141
	Berli Jucker PCL	200,900	338,045
	Better World Green PCL	408,300	11,417
	Big Camera Corp. PCL	977,700	39,420
	BJC Heavy Industries PCL	114,800	9,929
	BTS Group Holdings PCL	174,100	70,195
	Bumrungrad Hospital PCL	91,500	507,259
	Buriram Sugar PCL	123,700	24,133
	Cal-Comp Electronics Thailand PCL	604,518	34,398
	Carabao Group PCL, Class F	35,800	91,086
	Central Pattana PCL	136,400	324,868
	Central Plaza Hotel PCL	200,200	221,323
	CH Karnchang PCL	53,300	46,792
	Charoen Pokphand Foods PCL	772,700	697,201
	Chularat Hospital PCL, Class F	1,240,700	96,013
	CK Power PCL	411,300	89,602
	COL PCL	14,000	10,925
	Com7 PCL	114,200	93,759
*	Country Group Development PCL	645,200	22,028
	CP ALL PCL	334,500	943,517
	Dhipaya Insurance PCL	144,400	116,910
	Diamond Building Products PCL	8,300	1,633
	Dynasty Ceramic PCL	1,335,900	96,430
	Eastern Polymer Group PCL, Class F	155,800	35,461
	Eastern Printing PCL	214,032	25,053

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Eastern Water Resources Development and Management PCL, Class F	104,600	$45,915
	Electricity Generating PCL	22,300	238,553
	Energy Absolute PCL	142,800	242,604
	Erawan Group PCL (The)	739,500	134,651
	Esso Thailand PCL	390,600	127,004
	Forth Corp. PCL	142,300	26,142
	Forth Smart Service PCL	124,000	31,650
	GFPT PCL	173,500	102,109
*	Global Green Chemicals PCL	90,900	34,581
	Global Power Synergy PCL, Class F	53,100	115,247
	Golden Land Property Development PCL	211,000	57,630
	Gunkul Engineering PCL	437,640	44,113
	Hana Microelectronics PCL	147,000	133,832
	Home Product Center PCL	640,958	358,461
	Ichitan Group PCL	66,800	16,942
	Indorama Ventures PCL	343,300	457,659
	Interhides PCL	54,000	9,042
	Interlink Communication PCL	43,050	7,209
	Intouch Holdings PCL	14,000	29,020
	IRPC PCL	3,608,100	563,124
	Italian-Thai Development PCL	894,554	65,154
	Jasmine International PCL	1,777,700	364,153
*	Jay Mart PCL	124,166	48,043
	JWD Infologistics PCL	211,000	66,892
	Kang Yong Electric PCL	100	1,255
	Karmarts PCL	66,300	12,396
	Kasikornbank PCL	27,200	153,003
	Kasikornbank PCL	76,200	427,394
	KCE Electronics PCL	227,300	127,120
	KGI Securities Thailand PCL	522,600	80,204
	Khon Kaen Sugar Industry PCL	815,184	73,686
	Kiatnakin Bank PCL	73,600	174,697
	Krung Thai Bank PCL	558,775	356,104
	Krungthai Card PCL	384,000	596,196
	Lam Soon Thailand PCL	77,800	11,940
	Land & Houses PCL	260,000	95,529
	Lanna Resources PCL	105,750	38,511
	LH Financial Group PCL	1,661,800	78,349
*	Loxley PCL	518,575	38,781
	LPN Development PCL	371,500	87,575
	Major Cineplex Group PCL	234,800	223,310
	Maybank Kim Eng Securities Thailand PCL	23,100	6,985
	MBK PCL	287,200	220,384
	MC Group PCL	189,300	49,549
*	MCOT PCL	60,600	20,098
	MCS Steel PCL	132,000	34,336
	Mega Lifesciences PCL	152,400	174,674
	Minor International PCL	116,856	152,933
	MK Restaurants Group PCL	71,000	181,223
*	Mono Technology PCL	699,300	40,928
	Muangthai Capital PCL	118,200	232,518
	Namyong Terminal PCL	52,000	8,150
	Netbay PCL	12,000	12,096
	Origin Property PCL, Class F	411,500	109,047
	PCS Machine Group Holding PCL	41,000	8,465
	Plan B Media Pcl, Class F	230,500	64,080
	Platinum Group PCL (The)	28,600	5,905
	Polyplex Thailand PCL	146,200	73,682
*	Precious Shipping PCL	165,000	45,871

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Premier Marketing PCL	112,400	$34,171
	Prima Marine PCL	176,800	50,013
*	Principal Capital PCL	136,700	18,846
	Property Perfect PCL	1,518,700	38,517
	Pruksa Holding PCL	307,700	220,107
	PTG Energy PCL	449,700	328,995
	PTT Exploration & Production PCL	233,985	1,030,888
	PTT Global Chemical PCL	347,545	683,677
	PTT PCL	189,000	290,367
	PTT PCL	1,631,640	2,506,747
	Pylon PCL	76,800	15,482
	Quality Houses PCL	2,019,109	199,580
	Raimon Land PCL	859,600	30,465
	Rajthanee Hospital PCL	43,200	38,277
	Ratch Group PCL	12,000	26,337
	Ratch Group PCL	47,699	104,688
	Ratchthani Leasing PCL	768,500	183,660
*	Regional Container Lines PCL	173,100	24,990
	Robinson PCL	47,200	97,454
	Rojana Industrial Park PCL	383,190	79,740
	RS PCL	136,700	71,117
	S 11 Group PCL	82,600	21,620
	Samart Corp. PCL	115,700	37,996
	Samart Telcoms PCL	110,000	43,635
	Sansiri PCL	2,954,733	143,149
	Sappe PCL	97,100	71,984
	SC Asset Corp. PCL	641,562	59,661
	Scan Inter PCL	91,000	9,823
	SEAFCO PCL	154,000	40,810
	Siam Cement PCL (The)	11,400	160,871
	Siam City Cement PCL	15,435	119,445
	Siam Commercial Bank PCL (The)	141,600	633,068
	Siam Future Development PCL	480,912	100,076
	Siam Global House PCL	206,279	111,339
	Siam Wellness Group Pcl	37,400	15,809
	Siamgas & Petrochemicals PCL	488,800	154,960
	Singha Estate PCL	522,564	60,489
	SNC Former PCL	8,800	4,034
	Somboon Advance Technology PCL	95,050	58,721
	SPCG PCL	257,400	159,018
	Sri Trang Agro-Industry PCL	126,360	48,892
	Sri Trang Agro-Industry PCL	210,920	81,611
*	Sriracha Construction PCL	26,800	10,283
	Srisawad Corp. PCL	211,310	376,174
	Srithai Superware PCL	372,000	12,338
	Star Petroleum Refining PCL	970,500	310,825
	Supalai PCL	392,475	280,749
*	Super Energy Corp. PCL	5,854,300	135,150
	SVI PCL	234,000	30,586
	Synnex Thailand PCL	87,780	28,256
	Syntec Construction PCL	228,200	18,995
	Taokaenoi Food & Marketing PCL, Class F	221,700	81,457
*	Tata Steel Thailand PCL	1,030,600	23,122
*	Thai Airways International PCL	358,500	120,063
*	Thai Airways International PCL	60,600	20,295
	Thai Oil PCL	426,800	957,542
	Thai Reinsurance PCL	426,400	11,230
	Thai Solar Energy PCL, Class F	141,330	12,775
	Thai Stanley Electric PCL, Class F	9,600	67,423

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Thai Union Group PCL, Class F	173,140	$106,400
	Thai Vegetable Oil PCL	190,400	177,987
	Thai Wah PCL	109,900	25,729
*	Thaicom PCL	80,600	15,331
*	Thaicom PCL	109,200	20,771
	Thaifoods Group PCL	383,800	53,910
	Thaire Life Assurance PCL	112,800	19,255
	Thanachart Capital PCL	215,300	413,029
	Thitikorn PCL	40,900	13,299
	Thoresen Thai Agencies PCL	334,851	67,504
	Tipco Asphalt PCL	162,000	103,769
	TIPCO Foods PCL	85,900	31,282
	Tisco Financial Group PCL	111,900	367,482
	TMB Bank PCL	3,753,600	230,672
	TMT Steel PCL	187,600	32,939
	Total Access Communication PCL	235,300	447,571
	Total Access Communication PCL	46,900	89,210
	TPI Polene PCL	2,028,000	125,287
	TPI Polene Power PCL	254,500	49,650
	True Corp. PCL	2,587,642	542,685
	True Corp. PCL	999,565	209,631
*	TTCL PCL	45,600	16,013
*	TTCL PCL	19,363	6,800
	TTW PCL	346,900	152,273
*	U City PCL, Class F	547,900	32,958
	Unique Engineering & Construction PCL	219,345	77,739
	United Paper PCL	133,000	48,867
	Univanich Palm Oil PCL	44,900	7,665
	Univentures PCL	288,800	62,915
	Vanachai Group PCL	244,900	39,655
	VGI Global Media PCL	203,700	63,915
	Vibhavadi Medical Center PCL	1,436,000	103,655
	Vinythai PCL	79,400	67,124
	WHA Corp. PCL	437,100	66,514
	WHA Utilities and Power PCL	315,800	63,150
	Workpoint Entertainment PCL	44,200	40,959
TOTAL THAILAND			30,439,402
TURKEY — (0.2%)
	Adana Cimento Sanayii TAS, Class A	20,624	25,515
*	Akbank Turk A.S.	341,724	457,125
	Akcansa Cimento A.S.	35,588	42,247
	Aksa Akrilik Kimya Sanayii A.S.	43,895	74,301
*	Aksa Enerji Uretim A.S.	47,841	20,627
	Aksigorta A.S.	80,848	66,980
	Alarko Holding A.S.	110,684	65,664
*	Albaraka Turk Katilim Bankasi A.S.	229,211	49,432
	Alkim Alkali Kimya A.S.	8,700	42,333
	Anadolu Anonim Turk Sigorta Sirketi	54,184	39,309
	Anadolu Cam Sanayii A.S.	212,261	108,515
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	43,991	168,800
	Anadolu Hayat Emeklilik A.S.	18,435	16,616
*	Arcelik A.S.	46,518	145,196
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	7,370	24,940
	Aygaz A.S.	17,557	32,125
*	Bera Holding A.S.	154,605	50,099
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	44,015	11,653
	BIM Birlesik Magazalar A.S.	61,060	512,537
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	20,919	30,747

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Boyner Perakende Ve Tekstil Yatirimlari A.S.	17,656	$26,583
*	Bursa Cimento Fabrikasi A.S.	21,402	17,050
	Cemtas Celik Makina Sanayi Ve Ticaret A.S.	30,838	30,593
*	Cimsa Cimento Sanayi VE Ticaret A.S.	25,331	30,604
	Coca-Cola Icecek A.S.	36,806	218,898
*	Dogus Otomotiv Servis ve Ticaret A.S.	28,345	25,406
	EGE Endustri VE Ticaret A.S.	615	58,806
	ENERJISA ENERJI AS	62,099	67,319
	Enka Insaat ve Sanayi A.S.	42,234	46,097
	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	8,272	22,641
	Eregli Demir ve Celik Fabrikalari TAS	317,734	422,039
*	Fenerbahce Futbol A.S.	11,698	15,759
	Ford Otomotiv Sanayi A.S.	9,472	103,526
*	Global Yatirim Holding A.S.	55,198	33,978
	Goodyear Lastikleri TAS	57,623	26,896
*	GSD Holding AS	90,000	13,658
*	Gubre Fabrikalari TAS	15,038	9,428
*	Hektas Ticaret TAS	18,329	43,826
*	Ihlas Holding A.S.	420,638	35,960
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	91,735	34,018
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	134,706	52,658
*	Karsan Otomotiv Sanayii Ve Ticaret A.S.	93,429	18,552
	KOC Holding A.S.	51,091	171,069
*	Konya Cimento Sanayii A.S.	12	395
	Kordsa Teknik Tekstil A.S.	34,473	76,682
*	Koza Altin Isletmeleri A.S.	8,332	84,759
*	Logo Yazilim Sanayi Ve Ticaret A.S.	12,045	94,835
*	Migros Ticaret A.S.	21,932	66,618
*	Netas Telekomunikasyon A.S.	19,492	25,524
	Nuh Cimento Sanayi A.S.	18,387	20,695
*	Pegasus Hava Tasimaciligi A.S.	26,634	226,468
*	Petkim Petrokimya Holding A.S.	213,567	149,663
	Polisan Holding A.S.	17,402	7,139
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	111,485	72,118
	Sasa Polyester Sanayi A.S.	11,571	12,751
*	Sekerbank Turk AS	197,155	34,144
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	72,493	60,189
	Soda Sanayii A.S.	99,082	108,454
*	Tat Gida Sanayi A.S.	26,900	24,014
	TAV Havalimanlari Holding A.S.	65,370	293,791
	Tekfen Holding A.S.	108,194	456,893
	Tofas Turk Otomobil Fabrikasi A.S.	31,476	110,872
	Trakya Cam Sanayii A.S.	209,372	103,723
	Tupras Turkiye Petrol Rafinerileri A.S.	13,008	326,189
*	Turk Hava Yollari AO	226,248	504,397
*	Turk Telekomunikasyon A.S.	66,604	64,140
*	Turk Traktor ve Ziraat Makineleri A.S.	4,531	30,237
	Turkcell Iletisim Hizmetleri A.S.	196,131	457,055
	Turkcell Iletisim Hizmetleri A.S., ADR	9,157	50,821
*	Turkiye Garanti Bankasi A.S.	136,402	239,908
	Turkiye Halk Bankasi A.S.	144,619	155,413
*	Turkiye Is Bankasi, Class C	243,241	270,826
*	Turkiye Sinai Kalkinma Bankasi A.S.	707,163	105,101
	Turkiye Sise ve Cam Fabrikalari A.S.	12,313	10,867
	Turkiye Vakiflar Bankasi TAO, Class D	218,335	197,936
*	Ulker Biskuvi Sanayi A.S.	139,080	461,742
*	Vestel Elektronik Sanayi ve Ticaret A.S.	37,710	63,555
*	Yapi ve Kredi Bankasi A.S.	286,653	139,538
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	87,870	85,158

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Zorlu Enerji Elektrik Uretim A.S.	158,755	$34,595
TOTAL TURKEY			8,737,330
UNITED KINGDOM — (11.2%)
	4imprint Group P.L.C.	2,065	70,089
	888 Holdings P.L.C.	120,773	223,390
	A.G. Barr P.L.C.	73,131	611,360
	AA P.L.C.	206,663	125,295
*	Acacia Mining P.L.C.	118,075	321,175
	Admiral Group P.L.C.	33,621	884,169
	Aggreko P.L.C.	167,992	1,694,859
	Air Partner P.L.C.	15,229	13,243
	Anglo American P.L.C.	444,183	10,884,436
	Anglo-Eastern Plantations P.L.C.	542	3,007
	Antofagasta P.L.C.	84,007	947,836
	Arrow Global Group P.L.C.	88,475	288,448
	Ashmore Group P.L.C.	156,032	1,013,489
	Ashtead Group P.L.C.	118,226	3,250,879
*	ASOS P.L.C.	7,912	248,456
	Associated British Foods P.L.C.	64,868	1,906,572
	AstraZeneca P.L.C., Sponsored ADR	213,118	9,251,452
	AstraZeneca P.L.C.	1,641	141,772
	Auto Trader Group P.L.C.	368,944	2,421,963
	AVEVA Group P.L.C.	3,463	167,298
	Aviva P.L.C.	745,696	3,661,080
	Avon Rubber P.L.C.	6,677	108,889
	B&M European Value Retail SA	580,889	2,607,375
	Babcock International Group P.L.C.	172,093	991,728
	BAE Systems P.L.C.	298,043	1,980,117
	Balfour Beatty P.L.C.	247,888	618,404
	Bank of Georgia Group P.L.C.	22,423	380,721
	Barclays P.L.C., Sponsored ADR	257,075	1,922,921
	Barclays P.L.C.	709,856	1,328,728
	Barratt Developments P.L.C.	330,042	2,576,712
	BBA Aviation P.L.C.	494,256	1,919,802
	Beazley P.L.C.	183,753	1,283,320
	Begbies Traynor Group P.L.C.	12,000	11,706
	Bellway P.L.C.	87,934	3,169,631
	Berkeley Group Holdings P.L.C.	62,800	2,953,661
	BHP Group P.L.C., ADR	75,383	3,598,784
	BHP Group P.L.C.	133,997	3,194,961
	Bloomsbury Publishing P.L.C.	21,145	59,206
	Bodycote P.L.C.	123,910	1,105,582
*	Boohoo Group P.L.C.	235,609	682,714
	Bovis Homes Group P.L.C.	72,362	924,350
	BP P.L.C., Sponsored ADR	513,940	20,423,979
	BP P.L.C.	1,325	8,767
	Braemar Shipping Services P.L.C.	3,998	9,629
	Brewin Dolphin Holdings P.L.C.	236,584	916,640
	British American Tobacco P.L.C., Sponsored ADR	33,528	1,193,932
	British American Tobacco P.L.C.	149,195	5,316,195
	Britvic P.L.C.	108,262	1,202,819
	BT Group P.L.C., Sponsored ADR	35,000	417,200
	BT Group P.L.C.	857,607	2,008,817
*	BTG P.L.C.	35,545	361,206
	Bunzl P.L.C.	37,449	976,095
	Burberry Group P.L.C.	60,755	1,675,245
	Burford Capital, Ltd.	55,480	1,010,321
*	Cairn Energy P.L.C.	130,985	251,413

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Capita P.L.C.	198,897	$280,514
	Capital & Counties Properties P.L.C.	275,370	662,113
*	Carclo P.L.C.	13,633	1,773
	Card Factory P.L.C.	150,506	302,367
	CareTech Holdings P.L.C.	7,081	32,088
	Carnival P.L.C.	12,420	560,628
	Carnival P.L.C., ADR	730	33,471
*	Carpetright P.L.C.	35,172	6,476
	Carr's Group P.L.C.	9,590	17,509
	Castings P.L.C.	1,976	9,902
	Centamin P.L.C.	579,273	903,890
	Centrica P.L.C.	1,448,225	1,333,216
	Charles Stanley Group P.L.C.	382	1,339
	Chemring Group P.L.C.	100,630	224,319
	Chesnara P.L.C.	26,225	105,501
	Cineworld Group P.L.C.	446,619	1,386,407
*	Circassia Pharmaceuticals P.L.C.	20,894	5,034
	City of London Investment Group P.L.C.	4,266	22,139
	Clarkson P.L.C.	3,841	119,670
	Clipper Logistics P.L.C.	5,686	18,487
	Close Brothers Group P.L.C.	88,703	1,432,118
	CLS Holdings P.L.C.	46,017	127,769
	CMC Markets P.L.C.	75,060	89,037
*	Cobham P.L.C.	588,621	1,178,630
	Coca-Cola HBC AG	48,919	1,683,265
	Compass Group P.L.C.	121,028	3,062,069
	Computacenter P.L.C.	47,733	885,386
	Connect Group P.L.C.	55,168	25,305
	Consort Medical P.L.C.	11,442	104,094
	ConvaTec Group P.L.C.	360,189	680,554
	Costain Group P.L.C.	65,361	124,697
	Countryside Properties P.L.C.	67,627	241,143
*	Countrywide P.L.C.	92,209	5,564
	Cranswick P.L.C.	26,191	847,697
	Crest Nicholson Holdings P.L.C.	138,429	615,580
	Croda International P.L.C.	27,000	1,533,686
	CYBG P.L.C.	185,359	386,247
	Daily Mail & General Trust P.L.C., Class A	32,806	315,108
	Dart Group P.L.C.	939	8,612
	DCC P.L.C.	12,545	1,057,903
	De La Rue P.L.C.	39,052	110,862
	Devro P.L.C.	111,395	278,222
	DFS Furniture P.L.C.	12,850	36,821
	Diageo P.L.C., Sponsored ADR	20,387	3,402,183
	Diageo P.L.C.	19,831	826,956
*	Dialight P.L.C.	7,092	31,163
	Dignity P.L.C.	13,885	91,182
	Diploma P.L.C.	61,364	1,131,108
	Direct Line Insurance Group P.L.C.	607,251	2,375,385
	DiscoverIE Group P.L.C.	13,621	73,534
	Dixons Carphone P.L.C.	336,067	487,046
	Domino's Pizza Group P.L.C.	188,182	565,512
	Drax Group P.L.C.	221,659	812,198
	DS Smith P.L.C.	422,371	1,821,738
	Dunelm Group P.L.C.	39,290	440,339
	easyJet P.L.C.	42,738	500,844
*	EI Group P.L.C.	254,877	873,701
	Electrocomponents P.L.C.	270,323	1,991,787
	Elementis P.L.C.	131,108	240,347

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	EMIS Group P.L.C.	5,988	$88,604
*	EnQuest P.L.C.	703,615	198,343
	Entertainment One, Ltd.	185,088	988,453
	Equiniti Group P.L.C.	25,799	65,941
	Essentra P.L.C.	81,506	422,598
	Euromoney Institutional Investor P.L.C.	19,789	333,561
	Evraz P.L.C.	107,225	839,870
	Experian P.L.C.	61,660	1,870,096
	FDM Group Holdings P.L.C.	3,926	39,304
	Ferguson P.L.C.	34,587	2,573,678
	Ferrexpo P.L.C.	266,878	825,772
	Fevertree Drinks P.L.C.	7,797	221,034
*	Findel P.L.C.	17,046	48,277
*	Firstgroup P.L.C.	734,155	1,021,867
	Flowtech Fluidpower P.L.C.	6,694	11,353
	Forterra P.L.C.	5,070	17,273
*	Foxtons Group P.L.C.	80,868	55,351
	Fresnillo P.L.C.	19,968	144,121
	Future P.L.C.	2,237	30,793
	G4S P.L.C.	517,780	1,201,741
	Galliford Try P.L.C.	70,799	507,136
	Games Workshop Group P.L.C.	8,770	481,316
*	Gem Diamonds, Ltd.	196,540	164,004
	Genel Energy P.L.C.	45,011	104,715
	Genus P.L.C.	9,211	295,685
*	Georgia Capital P.L.C.	10,657	126,967
	GlaxoSmithKline P.L.C., Sponsored ADR	198,016	8,174,100
	GlaxoSmithKline P.L.C.	26,079	539,338
	Glencore P.L.C.	1,880,751	6,031,227
	Go-Ahead Group P.L.C. (The)	31,861	823,646
	GoCo Group P.L.C.	90,463	94,148
	Grafton Group P.L.C.	62,797	552,634
	Grainger P.L.C.	24,338	67,242
	Greencore Group P.L.C.	41,890	109,010
	Greene King P.L.C.	204,084	1,549,614
	Greggs P.L.C.	76,734	2,079,654
	Gulf Keystone Petroleum, Ltd.	74,454	211,781
*	Gulf Marine Services P.L.C.	11,440	1,304
	GVC Holdings P.L.C.	163,379	1,170,427
	Gym Group P.L.C. (The)	15,488	48,152
	Halfords Group P.L.C.	148,253	344,215
	Halma P.L.C.	139,141	3,360,181
	Hargreaves Lansdown P.L.C.	30,925	785,649
	Hastings Group Holdings P.L.C.	110,882	260,301
	Hays P.L.C.	1,083,617	2,023,732
	Headlam Group P.L.C.	17,127	92,286
	Helical P.L.C.	122,417	532,972
	Henry Boot P.L.C.	2,952	8,800
	Highland Gold Mining, Ltd.	15,722	41,585
	Hikma Pharmaceuticals P.L.C.	39,672	885,056
	Hill & Smith Holdings P.L.C.	44,600	612,494
	Hilton Food Group P.L.C.	5,319	60,226
	Hiscox, Ltd.	109,377	2,251,444
	Hochschild Mining P.L.C.	177,206	444,410
	Hollywood Bowl Group P.L.C.	11,862	31,005
	HomeServe P.L.C.	162,939	2,254,460
	Hostelworld Group P.L.C.	2,814	5,829
	Howden Joinery Group P.L.C.	421,527	2,831,660
	HSBC Holdings P.L.C.	530,401	4,247,710

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	HSBC Holdings P.L.C., Sponsored ADR	300,322	$12,060,931
	Hunting P.L.C.	62,132	382,873
	Huntsworth P.L.C.	50,950	61,940
	Ibstock P.L.C.	143,385	402,403
	IMI P.L.C.	217,991	2,760,112
	Imperial Brands P.L.C.	90,005	2,284,331
	Inchcape P.L.C.	239,911	1,817,528
*	Indivior P.L.C.	212,291	140,372
	Informa P.L.C.	185,224	1,961,107
	Inmarsat P.L.C.	195,765	1,360,973
	InterContinental Hotels Group P.L.C., ADR	10,590	742,895
	InterContinental Hotels Group P.L.C.	9,638	669,629
	International Consolidated Airlines Group SA	197,808	1,017,865
	Intertek Group P.L.C.	36,030	2,494,151
	Investec P.L.C.	216,890	1,234,044
	ITE Group P.L.C.	239,883	212,765
	ITV P.L.C.	898,247	1,206,480
	IWG P.L.C.	408,857	1,872,662
	J D Wetherspoon P.L.C.	65,453	1,220,417
	J Sainsbury P.L.C.	337,113	804,430
	James Fisher & Sons P.L.C.	26,218	694,739
	JD Sports Fashion P.L.C.	193,896	1,529,141
	John Laing Group P.L.C.	2,011	9,397
	John Menzies P.L.C.	55,353	278,876
	John Wood Group P.L.C.	402,304	2,592,330
	Johnson Matthey P.L.C.	27,274	1,063,460
	Joules Group P.L.C.	6,431	20,273
*	JPJ Group P.L.C.	7,755	64,830
	Jupiter Fund Management P.L.C.	266,659	1,206,650
*	Just Eat P.L.C.	21,760	200,192
*	Just Group P.L.C.	232,274	132,793
	Kainos Group P.L.C.	3,675	25,046
	KAZ Minerals P.L.C.	112,829	781,015
	KCOM Group P.L.C.	291,447	425,811
	Keller Group P.L.C.	41,282	329,531
	Kier Group P.L.C.	46,982	35,059
	Kin & Carta P.L.C.	85,113	107,437
	Kingfisher P.L.C.	691,440	1,866,809
*	Lamprell P.L.C.	192,715	128,683
	Lancashire Holdings, Ltd.	67,272	564,462
	Legal & General Group P.L.C.	1,054,437	3,343,933
*	Liberty Global P.L.C., Class A	12,282	327,561
*	Liberty Global P.L.C., Class C	30,121	784,342
	Lloyds Banking Group P.L.C.	7,881,167	5,098,197
	Lloyds Banking Group P.L.C., ADR	108,571	279,027
	London Stock Exchange Group P.L.C.	40,337	3,239,537
	Lookers P.L.C.	158,309	80,513
	Low & Bonar P.L.C.	630,175	57,392
	LSL Property Services P.L.C.	7,393	18,259
	Man Group P.L.C.	1,004,184	2,072,622
	Marks & Spencer Group P.L.C.	819,240	2,059,103
	Marshalls P.L.C.	133,933	1,033,632
	Marston's P.L.C.	696,785	904,315
	McBride P.L.C.	104,034	81,749
	McCarthy & Stone P.L.C.	111,794	189,203
	Mears Group P.L.C.	44,682	148,961
	Mediclinic International P.L.C.	34,624	144,211
	Mediclinic International P.L.C.	100,395	418,624
	Meggitt P.L.C.	317,110	2,288,374

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Melrose Industries P.L.C.	902,503	$2,036,870
	Merlin Entertainments P.L.C.	294,739	1,612,321
	Micro Focus International P.L.C., Sponsored ADR	10,253	213,878
	Micro Focus International P.L.C.	55,309	1,165,027
	Millennium & Copthorne Hotels P.L.C.	60,888	503,999
*	Mitchells & Butlers P.L.C.	106,629	393,185
	Mitie Group P.L.C.	194,308	388,138
	MJ Gleeson P.L.C.	650	6,631
	Mondi P.L.C.	88,836	1,935,362
	Mondi P.L.C.	35,242	764,901
	Moneysupermarket.com Group P.L.C.	210,992	944,503
	Morgan Advanced Materials P.L.C.	146,302	450,754
	Morgan Sindall Group P.L.C.	14,137	192,909
	Mortgage Advice Bureau Holdings, Ltd.	223	1,623
*	Mothercare P.L.C.	117,858	23,708
	Motorpoint group P.L.C.	8,534	22,257
	N Brown Group P.L.C.	140,411	204,577
	National Express Group P.L.C.	317,218	1,615,859
	National Grid P.L.C.	35,218	360,958
	National Grid P.L.C., Sponsored ADR	18,116	931,883
	NCC Group P.L.C.	34,461	77,505
	Next Fifteen Communications Group P.L.C.	2,878	21,018
	Next P.L.C.	16,526	1,216,471
	NMC Health P.L.C.	7,628	227,796
	Norcros P.L.C.	9,498	24,109
	Northgate P.L.C.	89,612	360,134
*	Nostrum Oil & Gas P.L.C.	7,162	3,822
*	Ocado Group P.L.C.	65,723	992,054
	On the Beach Group P.L.C.	64,177	368,534
	OneSavings Bank P.L.C.	98,752	435,285
	Oxford Instruments P.L.C.	28,887	453,972
	Pagegroup P.L.C.	247,343	1,345,739
	Paragon Banking Group P.L.C.	52,507	266,638
*	Parkmead Group P.L.C. (The)	14,461	9,813
	PayPoint P.L.C.	24,795	283,956
	Pearson P.L.C.	49,730	526,609
	Pearson P.L.C., Sponsored ADR	65,631	691,751
	Pendragon P.L.C.	652,031	101,089
	Pennon Group P.L.C.	155,995	1,359,659
	Persimmon P.L.C.	91,051	2,221,515
*	Petra Diamonds, Ltd.	468,727	63,613
	Petrofac, Ltd.	103,891	527,306
*	Petropavlovsk P.L.C.	1,374,805	166,010
	Pets at Home Group P.L.C.	223,971	566,045
	Phoenix Group Holdings P.L.C.	182,190	1,532,469
	Photo-Me International P.L.C.	155,153	187,883
	Playtech P.L.C.	153,089	821,801
	Polar Capital Holdings P.L.C.	536	3,725
	Polypipe Group P.L.C.	120,181	597,077
	Porvair P.L.C.	3,245	23,131
*	Premier Foods P.L.C.	1,313,109	538,241
*	Premier Oil P.L.C.	667,128	678,997
	Provident Financial P.L.C.	29,602	155,929
	Prudential P.L.C., ADR	28,699	1,191,009
	Prudential P.L.C.	26,666	548,632
	PZ Cussons P.L.C.	142,856	379,941
	QinetiQ Group P.L.C.	318,072	1,116,989
	Rank Group P.L.C.	79,561	146,906
*	Raven Property Group, Ltd.	25,035	11,947

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Reach P.L.C.	683,924	$705,594
	Reckitt Benckiser Group P.L.C.	18,757	1,449,978
	Redrow P.L.C.	125,857	856,449
	RELX P.L.C., Sponsored ADR	56,878	1,349,720
	RELX P.L.C.	19,573	464,238
	RELX P.L.C.	60,337	1,433,156
	Renewi P.L.C.	659,822	233,447
	Renishaw P.L.C.	25,814	1,201,742
*	Renold P.L.C.	4,231	1,282
	Rentokil Initial P.L.C.	393,216	2,077,519
	Restaurant Group P.L.C. (The)	333,768	617,135
	Rhi Magnesita NV	6,143	340,588
	Ricardo P.L.C.	15,024	128,331
	Rightmove P.L.C.	286,549	1,832,715
	Rio Tinto P.L.C.	42,958	2,425,901
	Rio Tinto P.L.C., Sponsored ADR	118,367	6,756,388
	RM P.L.C.	10,751	31,014
	Robert Walters P.L.C.	20,483	132,668
	Rolls-Royce Holdings P.L.C.	279,216	2,918,460
	Rotork P.L.C.	564,217	2,106,736
	Royal Bank of Scotland Group P.L.C.	282,326	743,801
	Royal Bank of Scotland Group P.L.C., Sponsored ADR	97,736	525,820
	Royal Dutch Shell P.L.C., Class A	177,300	5,584,134
	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	181,989	11,445,272
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	143,548	9,110,992
	Royal Dutch Shell P.L.C., Class B	35,290	1,114,635
	Royal Mail P.L.C.	233,049	595,166
	RPS Group P.L.C.	95,848	146,036
	RSA Insurance Group P.L.C.	288,613	1,962,967
	Saga P.L.C.	229,992	124,411
	Sage Group P.L.C. (The)	217,428	1,896,058
	Savills P.L.C.	104,974	1,211,623
	Schroders P.L.C.	22,672	817,864
	Schroders P.L.C.	8,330	251,043
	SDL P.L.C.	15,559	89,668
	Senior P.L.C.	216,927	528,207
	Severfield P.L.C.	55,690	45,278
	Severn Trent P.L.C.	47,186	1,153,928
	SIG P.L.C.	185,699	296,857
	Smith & Nephew P.L.C., Sponsored ADR	4,855	220,634
	Smith & Nephew P.L.C.	61,606	1,394,686
	Smiths Group P.L.C.	41,463	824,607
	Soco International P.L.C.	188,253	140,872
	Softcat P.L.C.	65,717	762,926
	Sophos Group P.L.C.	18,782	99,153
	Spectris P.L.C.	33,908	1,044,468
	Speedy Hire P.L.C.	129,755	82,053
	Spirax-Sarco Engineering P.L.C.	20,262	2,209,422
	Spire Healthcare Group P.L.C.	186,340	255,956
	Spirent Communications P.L.C.	153,840	295,906
*	Sports Direct International P.L.C.	156,692	431,562
	SSE P.L.C.	200,146	2,668,282
	SSP Group P.L.C.	153,221	1,310,602
	St James's Place P.L.C.	133,730	1,595,776
	St. Modwen Properties P.L.C.	111,333	565,775
	Stagecoach Group P.L.C.	299,334	475,871
	Standard Chartered P.L.C.	458,248	3,771,243
	Standard Life Aberdeen P.L.C.	458,217	1,661,970
	SThree P.L.C.	31,206	107,063

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Stobart Group, Ltd.	48,278	$67,305
	Stock Spirits Group P.L.C.	16,573	46,117
	Superdry P.L.C.	33,500	175,458
	Synthomer P.L.C.	219,970	809,562
	T Clarke P.L.C.	15,864	22,688
	TalkTalk Telecom Group P.L.C.	238,145	304,340
	Tate & Lyle P.L.C.	180,182	1,650,208
	Taylor Wimpey P.L.C.	1,678,869	3,289,467
	Ted Baker P.L.C.	16,026	177,938
	Telecom Plus P.L.C.	34,655	560,510
*	Telit Communications P.L.C.	6,860	13,604
	Tesco P.L.C.	1,084,096	2,936,499
*	Thomas Cook Group P.L.C.	631,386	42,453
	Topps Tiles P.L.C.	70,051	58,687
	TP ICAP P.L.C.	437,881	1,667,567
	Travis Perkins P.L.C.	121,743	2,015,473
	Trifast P.L.C.	13,102	30,870
	TT Electronics P.L.C.	46,202	123,389
	TUI AG	47,881	475,431
	Tullow Oil P.L.C.	921,471	2,159,112
	U & I Group P.L.C.	71,679	124,519
	UDG Healthcare P.L.C.	29,228	282,987
	Ultra Electronics Holdings P.L.C.	50,507	1,197,548
	Unilever P.L.C., Sponsored ADR	77,830	4,679,140
	Unilever P.L.C.	12,127	729,586
	United Utilities Group P.L.C.	124,790	1,192,680
	Urban & Civic P.L.C.	3,852	14,338
*	Vectura Group P.L.C.	452,200	438,676
	Vesuvius P.L.C.	78,061	475,696
	Victrex P.L.C.	55,606	1,375,024
	Vitec Group P.L.C. (The)	9,290	127,851
	Vodafone Group P.L.C.	3,346,848	6,091,204
*	Volex P.L.C.	1,437	1,612
	Volution Group P.L.C.	322	709
	Weir Group P.L.C (The)	39,469	713,553
	WH Smith P.L.C.	43,220	1,111,605
	Whitbread P.L.C.	31,532	1,732,160
	William Hill P.L.C.	483,389	893,804
	Wilmington P.L.C.	3,357	7,997
	Wincanton P.L.C.	28,616	81,857
	Wm Morrison Supermarkets P.L.C.	737,154	1,740,668
	WPP P.L.C., Sponsored ADR	18,997	1,118,543
	WPP P.L.C.	121,750	1,434,145
	Xaar P.L.C.	19,001	20,478
TOTAL UNITED KINGDOM			427,235,384
TOTAL COMMON STOCKS			3,768,708,595
PREFERRED STOCKS — (0.9%)
BRAZIL — (0.5%)
	Alpargatas SA	33,843	184,009
	Banco ABC Brasil S.A.	46,421	218,095
	Banco Bradesco SA	45,524	411,539
	Banco do Estado do Rio Grande do Sul SA, Class B	114,194	703,474
	Banco Pan SA	76,997	190,659
*	Braskem SA, Class A	14,800	132,009
	Centrais Eletricas Brasileiras SA, Class B	24,904	258,414
	Centrais Eletricas Santa Catarina	4,700	57,230
	Cia Brasileira de Distribuicao	44,056	1,079,943

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
	Shares	Value»

BRAZIL — (Continued)
Cia de Saneamento do Parana	111,635	$465,688
Cia de Transmissao de Energia Eletrica Paulista	59,396	376,638
Cia Energetica de Minas Gerais	243,637	902,702
Cia Energetica de Sao Paulo, Class B	56,244	427,244
Cia Energetica do Ceara, Class A	3,232	50,305
Cia Ferro Ligas da Bahia - FERBASA	24,000	141,811
Cia Paranaense de Energia	32,905	423,777
Eucatex SA Industria e Comercio	4,600	5,966
Gerdau SA	185,123	666,983
* Gol Linhas Aereas Inteligentes SA	4,592	49,297
Grazziotin SA	3,600	23,017
Itau Unibanco Holding SA	420,051	3,832,504
Lojas Americanas SA	34,732	165,180
Marcopolo SA	255,633	255,208
Petroleo Brasileiro SA	710,208	4,853,387
Randon SA Implementos e Participacoes	53,600	139,184
Schulz SA	23,300	53,483
Telefonica Brasil SA	4,800	65,780
Unipar Carbocloro SA	45,636	403,105
Usinas Siderurgicas de Minas Gerais SA, Class A	229,492	526,172
TOTAL BRAZIL		17,062,803
CHILE — (0.0%)
Coca-Cola Embonor SA, Class B	10,803	21,956
Embotelladora Andina SA, Class B	60,988	214,406
TOTAL CHILE		236,362
COLOMBIA — (0.0%)
Avianca Holdings SA	154,857	75,519
Banco Davivienda SA	23,860	299,183
Grupo Argos SA	4,347	18,231
Grupo Aval Acciones y Valores SA	357,618	137,884
Grupo de Inversiones Suramericana SA	13,796	133,716
TOTAL COLOMBIA		664,533
GERMANY — (0.4%)
Bayerische Motoren Werke AG	12,142	720,887
Biotest AG	5,294	128,506
Draegerwerk AG & Co. KGaA	3,817	207,125
Fuchs Petrolub SE	19,394	743,155
Henkel AG & Co. KGaA	4,819	496,911
Jungheinrich AG	33,703	749,481
Porsche Automobil Holding SE	28,336	1,857,315
Sartorius AG	7,040	1,424,054
Schaeffler AG	51,420	379,140
Sixt SE	10,712	710,492
STO SE & Co. KGaA	1,263	129,341
Villeroy & Boch AG	6,080	89,950
Volkswagen AG	46,130	7,665,544
TOTAL GERMANY		15,301,901
SOUTH KOREA — (0.0%)
* CJ Corp.	1,236	38,306
TOTAL PREFERRED STOCKS		33,303,905

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*	Intercell AG Rights 05/16/13	4,255	$0
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	153,369	34,826
*	Pan American Silver Corp. Rights 02/22/29	80,828	18,354
*	Tervita Corp. Warrants 07/19/20	1,194	9
TOTAL CANADA			53,189
CHILE — (0.0%)
*	Hortifrut SA Rights 08/07/19	347	0
INDONESIA — (0.0%)
*	Medco Energi Internasional Tbk PT Warrants 12/11/20	916,167	13,987
JAPAN — (0.0%)
*	AD Works Co., Ltd. Rights 08/23/2019	81,800	752
MALAYSIA — (0.0%)
*	Paramount Corp. Bhd Warrants 7/28/2024	30,640	0
NEW ZEALAND — (0.0%)
*	Tourism Holdings, Ltd Rights 07/16/19	6,686	0
SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	85,767	0
SOUTH KOREA — (0.0%)
*	Dae-Il Corp. Rights 08/08/2019	3,755	3,539
*	G Smatt Global Co., Ltd. Rights 09/03/19	5,412	105
*	Iljin Diamond Co., Ltd. Rights 08/02/19	168	838
TOTAL SOUTH KOREA			4,482
TOTAL RIGHTS/WARRANTS			72,410
TOTAL INVESTMENT SECURITIES			3,802,084,910

			Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§	DFA Short Term Investment Fund	1,278,516	14,793,711
TOTAL INVESTMENTS — (100.0%)
(Cost $3,414,542,779)^^			$3,816,878,621
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$3,026,206	$176,241,351	—	$179,267,557
Austria	—	14,886,236	—	14,886,236
Belgium	1,538,253	29,618,284	—	31,156,537
Brazil	74,100,934	—	—	74,100,934
Canada	259,762,337	930,974	—	260,693,311
Chile	10,868,246	—	—	10,868,246
China	36,889,121	269,846,558	—	306,735,679

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Colombia	$3,336,158	—	—	$3,336,158
Czech Republic	—	$1,967,836	—	1,967,836
Denmark	997,694	48,197,727	—	49,195,421
Egypt	132,560	161,851	—	294,411
Finland	446,889	45,259,366	—	45,706,255
France	2,110,917	223,015,509	—	225,126,426
Germany	6,984,315	182,947,602	—	189,931,917
Greece	—	2,493,923	—	2,493,923
Hong Kong	286,570	82,719,789	—	83,006,359
Hungary	—	3,352,604	—	3,352,604
India	2,389,749	103,307,791	—	105,697,540
Indonesia	372,646	23,506,655	—	23,879,301
Ireland	4,967,070	13,189,134	—	18,156,204
Israel	1,922,574	20,708,440	—	22,631,014
Italy	2,286,109	73,375,601	—	75,661,710
Japan	12,936,249	624,328,678	—	637,264,927
Malaysia	—	24,863,480	—	24,863,480
Mexico	26,869,613	867	—	26,870,480
Netherlands	16,090,818	68,035,450	—	84,126,268
New Zealand	39,005	13,328,883	—	13,367,888
Norway	694,681	23,795,071	—	24,489,752
Peru	747,887	—	—	747,887
Philippines	115,145	12,147,203	—	12,262,348
Poland	—	11,687,435	—	11,687,435
Portugal	—	6,638,370	—	6,638,370
Russia	4,692,168	8,606,139	—	13,298,307
Singapore	6,395	29,749,023	—	29,755,418
South Africa	8,450,305	61,925,023	—	70,375,328
South Korea	4,150,517	130,074,665	—	134,225,182
Spain	2,379,437	60,580,147	—	62,959,584
Sweden	368,001	73,314,283	—	73,682,284
Switzerland	19,870,620	171,300,723	—	191,171,343
Taiwan	14,335,706	142,028,913	—	156,364,619
Thailand	30,439,402	—	—	30,439,402
Turkey	50,821	8,686,509	—	8,737,330
United Kingdom	100,847,808	326,387,576	—	427,235,384
Preferred Stocks
Brazil	17,062,803	—	—	17,062,803
Chile	236,362	—	—	236,362
Colombia	664,533	—	—	664,533
Germany	—	15,301,901	—	15,301,901
South Korea	—	38,306	—	38,306
Rights/Warrants
Canada	—	53,189	—	53,189
Indonesia	—	13,987	—	13,987
Japan	—	752	—	752
South Korea	—	4,482	—	4,482
Securities Lending Collateral	—	14,793,711	—	14,793,711
TOTAL	$673,466,624	$3,143,411,997	—	$3,816,878,621

VA U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

		Shares	Value†
COMMON STOCKS — (93.9%)
COMMUNICATION SERVICES — (3.3%)
	A.H. Belo Corp., Class A	6,766	$24,967
#	AMC Entertainment Holdings, Inc., Class A	13,141	155,458
	ATN International, Inc.	4,526	254,678
*	Ballantyne Strong, Inc.	3,604	10,199
	Beasley Broadcast Group, Inc., Class A	1,850	6,013
#*	Cars.com, Inc.	16,027	304,513
*	Cincinnati Bell, Inc.	420	1,604
#	Cinemark Holdings, Inc.	13,215	527,543
#*	comScore, Inc.	8,391	27,690
#	Consolidated Communications Holdings, Inc.	15,209	71,634
*	Cumulus Media, Inc., Class A	1,778	26,866
*	DHI Group, Inc.	19,403	71,403
	Emerald Expositions Events, Inc.	6,782	72,296
#	Entercom Communications Corp., Class A	31,033	176,267
	Entravision Communications Corp., Class A	24,076	78,488
	EW Scripps Co. (The), Class A	18,731	287,146
#*	Fluent, Inc.	2,902	15,090
#*	Frontier Communications Corp.	15,962	21,070
#*	Gaia, Inc.	1,095	6,329
#	Gannett Co., Inc.	27,965	286,641
*	GCI Liberty, Inc., Class A	72	4,301
*	Gray Television, Inc.	21,343	378,838
*	Harte-Hanks, Inc.	1,068	3,097
*	Hemisphere Media Group, Inc.	3,920	48,255
*	IMAX Corp.	9,426	206,901
*	Iridium Communications, Inc.	20,074	510,683
	John Wiley & Sons, Inc., Class A	6,227	283,391
*	Liberty Latin America, Ltd., Class A	10,147	166,309
*	Liberty Latin America, Ltd., Class C	22,322	366,081
*	Liberty TripAdvisor Holdings, Inc., Class A	19,612	226,519
#	Lions Gate Entertainment Corp., Class A	16,492	212,912
	Lions Gate Entertainment Corp., Class B	21,802	265,766
*	Marchex, Inc., Class B	9,439	41,060
	Marcus Corp. (The)	4,677	163,648
*	Meet Group, Inc. (The)	25,341	87,173
#	Meredith Corp.	9,874	541,688
	New Media Investment Group, Inc.	14,664	157,931
	News Corp., Class A	78,638	1,034,876
	News Corp., Class B	35,726	480,872
	Nexstar Media Group, Inc., Class A	11,268	1,146,744
*	ORBCOMM, Inc.	15,988	93,690
*	Reading International, Inc., Class A	5,626	73,419
	Saga Communications, Inc., Class A	1,966	61,379
	Salem Media Group, Inc.	4,900	10,192
	Scholastic Corp.	8,907	304,352
	Sinclair Broadcast Group, Inc., Class A	8,719	438,130
	Spok Holdings, Inc.	6,453	83,825
	TEGNA, Inc.	24,974	379,355
	Telephone & Data Systems, Inc.	23,909	773,217
	Townsquare Media, Inc., Class A	1,365	7,357
	Tribune Media Co., Class A	8,028	373,061
	Tribune Publishing Co.	6,793	56,178
*	United States Cellular Corp.	7,480	358,217

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Yelp, Inc.	2,459	$86,188
TOTAL COMMUNICATION SERVICES			11,851,500
CONSUMER DISCRETIONARY — (13.3%)
*	1-800-Flowers.com, Inc., Class A	10,868	212,795
	Aaron's, Inc.	13,658	861,137
#	Abercrombie & Fitch Co., Class A	26,345	498,711
	Acushnet Holdings Corp.	18,485	472,477
#	Adient P.L.C.	19,448	461,890
*	Adtalem Global Education, Inc.	20,176	955,737
*	American Axle & Manufacturing Holdings, Inc.	30,446	367,483
	American Eagle Outfitters, Inc.	37,041	655,255
*	American Outdoor Brands Corp.	13,278	128,000
*	American Public Education, Inc.	8,083	266,901
*	America's Car-Mart, Inc.	2,763	249,112
	Aramark	35,811	1,296,000
	Ark Restaurants Corp.	411	7,920
#*	Ascena Retail Group, Inc.	52,471	23,308
#*	At Home Group, Inc.	6,423	38,474
*	AutoNation, Inc.	25,761	1,254,045
*	Barnes & Noble Education, Inc.	17,003	59,510
	Barnes & Noble, Inc.	22,503	146,720
	Bassett Furniture Industries, Inc.	2,400	30,672
	BBX Capital Corp.	13,325	57,431
#	Bed Bath & Beyond, Inc.	29,592	287,338
#	Big 5 Sporting Goods Corp.	7,076	15,072
	Big Lots, Inc.	3,692	94,515
*	Biglari Holdings, Inc., Class A	30	13,710
*	Biglari Holdings, Inc., Class B	525	47,670
	BJ's Restaurants, Inc.	261	10,362
*	Boot Barn Holdings, Inc.	6,193	193,779
	BorgWarner, Inc.	33,781	1,276,922
	Bowl America, Inc., Class A	120	1,870
#	Boyd Gaming Corp.	1,076	28,503
	Brunswick Corp.	6,882	338,319
*	Build-A-Bear Workshop, Inc.	7,383	31,525
	Caleres, Inc.	10,825	203,293
	Callaway Golf Co.	23,049	422,719
*	Capri Holdings, Ltd.	23,426	833,731
*	Career Education Corp.	7,743	146,807
	Carriage Services, Inc.	4,980	95,218
*	Carrols Restaurant Group, Inc.	7,410	69,061
	Cato Corp. (The), Class A	6,385	91,752
*	Cavco Industries, Inc.	1,774	314,619
*	Century Casinos, Inc.	6,224	61,431
#*	Century Communities, Inc.	7,525	207,464
	Chico's FAS, Inc.	32,262	102,916
*	Chuy's Holdings, Inc.	3,600	85,140
	Citi Trends, Inc.	3,808	58,453
	Clarus Corp.	2,603	37,405
#*	Conn's, Inc.	7,013	145,870
#*	Container Store Group, Inc. (The)	5,454	33,324
	Cooper Tire & Rubber Co.	12,773	343,849
*	Cooper-Standard Holdings, Inc.	3,664	181,295
	Core-Mark Holding Co., Inc.	6,854	256,545
	Crown Crafts, Inc.	1,600	7,360
	CSS Industries, Inc.	2,121	10,881
	Culp, Inc.	2,793	50,190
	Dana, Inc.	11,315	189,074

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Deckers Outdoor Corp.	3,492	$545,730
*	Del Frisco's Restaurant Group, Inc.	8,976	71,449
*	Del Taco Restaurants, Inc.	13,090	158,651
*	Delta Apparel, Inc.	2,240	42,650
	Designer Brands, Inc., Class A	17,248	317,018
#*	Destination Maternity Corp.	3,659	3,040
*	Destination XL Group, Inc.	363	639
#	Dick's Sporting Goods, Inc.	16,299	605,834
#	Dillard's, Inc., Class A	7,236	526,636
#	Dine Brands Global, Inc.	792	65,015
*	Dixie Group, Inc. (The)	3,300	1,744
	Dover Motorsports, Inc.	3,360	6,720
#*	El Pollo Loco Holdings, Inc.	7,560	74,390
#*	Eldorado Resorts, Inc.	2,261	102,016
	Escalade, Inc.	794	9,155
	Ethan Allen Interiors, Inc.	7,093	145,974
	Expedia Group, Inc.	4,067	539,747
#*	Express, Inc.	26,099	64,465
*	Fiesta Restaurant Group, Inc.	5,726	54,683
	Flexsteel Industries, Inc.	1,834	33,691
	Foot Locker, Inc.	17,232	707,546
#*	Fossil Group, Inc.	8,842	97,616
#*	Francesca's Holdings Corp.	682	2,135
#	GameStop Corp., Class A	23,664	95,129
#	Gap, Inc. (The)	42,242	823,719
*	Genesco, Inc.	6,230	245,337
	Gentex Corp.	26,006	713,084
*	Gentherm, Inc.	6,280	256,915
*	G-III Apparel Group, Ltd.	11,226	321,737
	Goodyear Tire & Rubber Co. (The)	56,026	769,237
	Graham Holdings Co., Class B	1,254	931,383
*	Green Brick Partners, Inc.	7,770	73,116
	Group 1 Automotive, Inc.	4,736	397,635
#	Guess?, Inc.	21,305	358,989
*	Habit Restaurants, Inc. (The), Class A	4,612	46,120
#	Harley-Davidson, Inc.	1,023	36,603
	Haverty Furniture Cos., Inc.	3,937	71,299
*	Helen of Troy, Ltd.	236	34,994
#*	Hibbett Sports, Inc.	6,411	117,962
	Hooker Furniture Corp.	2,723	56,775
#*	Horizon Global Corp.	2,583	14,826
*	Houghton Mifflin Harcourt Co.	24,377	142,605
*	Hudson, Ltd., Class A	798	10,198
#	International Game Technology P.L.C.	38,236	510,451
*	J Alexander's Holdings, Inc.	3,615	38,934
#	J. Jill, Inc.	3,554	7,606
#*	JAKKS Pacific, Inc.	539	468
#*	JC Penney Co., Inc.	54,959	43,720
	Johnson Outdoors, Inc., Class A	2,148	146,043
*	K12, Inc.	11,866	354,200
	KB Home	22,037	578,912
#*	Kirkland's, Inc.	5,543	9,479
	Kohl's Corp.	19,525	1,051,616
*	Lakeland Industries, Inc.	3,668	39,358
#*	Lands' End, Inc.	2,371	25,844
*	Laureate Education, Inc., Class A	4,188	68,641
	La-Z-Boy, Inc.	11,360	374,766
	LCI Industries	1,082	99,144
	Lear Corp.	10,083	1,278,323

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	LGI Homes, Inc.	601	$42,244
*	Libbey, Inc.	7,719	13,045
	Liberty Tax, Inc.	1,820	21,658
	Lifetime Brands, Inc.	3,891	34,358
*	Lincoln Educational Services Corp.	5,134	9,498
*	Liquidity Services, Inc.	8,718	56,841
	Lithia Motors, Inc., Class A	5,099	672,456
*	Luby's, Inc.	7,944	9,215
*	M/I Homes, Inc.	5,985	211,689
	Macy's, Inc.	58,121	1,321,090
*	MarineMax, Inc.	6,458	99,712
	Marriott Vacations Worldwide Corp.	9,074	927,635
	MDC Holdings, Inc.	15,709	567,723
»	Media General, Inc. Contingent Value Rights	11,816	463
*	Meritage Homes Corp.	9,811	616,229
*	Modine Manufacturing Co.	11,385	156,202
*	Monarch Casino & Resort, Inc.	777	36,573
#*	Motorcar Parts of America, Inc.	5,453	97,500
	Movado Group, Inc.	3,197	84,177
*	Murphy USA, Inc.	553	48,863
#*	National Vision Holdings, Inc.	401	12,668
*	Nautilus, Inc.	13,516	26,086
*	New Home Co., Inc. (The)	4,689	19,506
#	Newell Brands, Inc.	59,141	839,211
	Office Depot, Inc.	122,111	249,106
	Oxford Industries, Inc.	1,847	135,182
#*	Party City Holdco, Inc.	18,951	120,907
#	Penske Automotive Group, Inc.	18,533	851,962
*	Pier 1 Imports, Inc.	1,308	5,036
*	Playa Hotels & Resorts NV	10,195	74,729
*	Potbelly Corp.	5,499	22,876
	PulteGroup, Inc.	31,965	1,007,217
	PVH Corp.	10,759	956,690
*	Qurate Retail, Inc.	49,969	706,562
	RCI Hospitality Holdings, Inc.	2,700	45,765
*	Red Lion Hotels Corp.	7,678	52,134
*	Red Robin Gourmet Burgers, Inc.	3,969	131,056
*	Regis Corp.	12,269	224,523
	Rocky Brands, Inc.	1,900	59,888
*	RTW RetailWinds, Inc.	5,571	12,145
*	Rubicon Project, Inc. (The)	13,046	99,280
#*	Sequential Brands Group, Inc.	4,756	2,022
*	Shiloh Industries, Inc.	9,263	46,686
#	Shoe Carnival, Inc.	4,498	114,159
*	Shutterfly, Inc.	584	29,603
	Signet Jewelers, Ltd.	12,968	235,240
*	Skyline Champion Corp.	2,052	58,482
	Sonic Automotive, Inc., Class A	6,081	167,653
	Speedway Motorsports, Inc.	11,672	231,106
*	Stamps.com, Inc.	1,504	71,816
	Standard Motor Products, Inc.	5,448	250,662
*	Stoneridge, Inc.	6,084	198,156
	Strattec Security Corp.	1,214	25,239
	Superior Group of Cos, Inc.	3,172	53,987
	Superior Industries International, Inc.	6,190	15,846
*	Tandy Leather Factory, Inc.	2,694	15,679
	Tapestry, Inc.	19,119	591,351
*	Taylor Morrison Home Corp.	23,684	533,364
	Tenneco, Inc., Class A	10,481	94,748

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Thor Industries, Inc.	4,376	$260,810
#	Tile Shop Holdings, Inc.	7,107	18,407
	Tilly's, Inc., Class A	3,737	30,606
	Toll Brothers, Inc.	43,252	1,555,774
*	TopBuild Corp.	10,058	816,006
	Tower International, Inc.	5,476	168,661
*	Trans World Entertainment Corp.	8,600	2,537
*	TravelCenters of America LLC	7,536	25,999
*	TRI Pointe Group, Inc.	44,693	611,847
#*	Tuesday Morning Corp.	11,651	19,108
*	Unifi, Inc.	5,360	100,286
*	Universal Electronics, Inc.	2,709	115,999
*	Universal Technical Institute, Inc.	1,400	5,152
*	Urban Outfitters, Inc.	16,222	386,246
*	Vera Bradley, Inc.	11,647	136,852
*	Vista Outdoor, Inc.	14,619	105,257
#*	Vitamin Shoppe, Inc.	11,892	52,563
*	VOXX International Corp.	9,507	44,588
	Weyco Group, Inc.	2,729	75,102
*	William Lyon Homes, Class A	9,419	184,989
#	Winnebago Industries, Inc.	7,482	301,525
	Wolverine World Wide, Inc.	8,628	234,250
#*	ZAGG, Inc.	7,970	52,841
*	Zovio, Inc.	7,465	28,442
*	Zumiez, Inc.	9,329	231,079
TOTAL CONSUMER DISCRETIONARY			47,633,697
CONSUMER STAPLES — (4.0%)
	Alico, Inc.	1,067	34,037
	Andersons, Inc. (The)	7,081	190,125
#	B&G Foods, Inc.	4,873	89,078
	Bunge, Ltd.	22,863	1,335,885
#	Cal-Maine Foods, Inc.	4,626	183,976
	Casey's General Stores, Inc.	759	122,890
#*	Central Garden & Pet Co.	2,954	89,742
*	Central Garden & Pet Co., Class A	9,405	259,108
#*	Chefs' Warehouse, Inc. (The)	6,388	232,970
#	Coty, Inc., Class A	118,903	1,297,232
*	Craft Brew Alliance, Inc.	6,674	104,848
*	Darling Ingredients, Inc.	40,132	815,884
#	Dean Foods Co.	25,483	36,950
*	Edgewell Personal Care Co.	10,636	323,653
*	elf Beauty Inc.	3,708	61,516
#*	Farmer Brothers Co.	3,928	63,791
	Fresh Del Monte Produce, Inc.	10,493	318,253
*	Hain Celestial Group, Inc. (The)	5,003	108,915
*	Hostess Brands, Inc.	22,933	323,814
#	Ingles Markets, Inc., Class A	3,020	95,070
	Ingredion, Inc.	9,528	736,419
	John B. Sanfilippo & Son, Inc.	1,878	163,217
*	Landec Corp.	6,851	76,526
	Limoneira Co.	2,183	43,202
	Mannatech, Inc.	682	10,932
*	Natural Alternatives International, Inc.	1,808	18,243
*	Natural Grocers by Vitamin Cottage, Inc.	7,594	69,637
*	Nature's Sunshine Products, Inc.	2,068	18,674
	Nu Skin Enterprises, Inc., Class A	557	22,269
#	Ocean Bio-Chem, Inc.	2,771	9,782
	Oil-Dri Corp. of America	882	31,249

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Performance Food Group Co.	4,092	$179,434
*	Pilgrim's Pride Corp.	13,695	370,587
*	Post Holdings, Inc.	13,515	1,449,078
	PriceSmart, Inc.	3,419	208,559
#*	Pyxus International, Inc.	4,943	70,537
#*	Rite Aid Corp.	1,011	7,047
#	Sanderson Farms, Inc.	6,047	792,278
	Seaboard Corp.	152	620,409
*	Seneca Foods Corp., Class A	2,614	82,550
*	Simply Good Foods Co. (The)	499	13,588
	SpartanNash Co.	7,655	90,482
	Spectrum Brands Holdings, Inc.	5,652	283,222
*	TreeHouse Foods, Inc.	10,143	601,886
#*	United Natural Foods, Inc.	14,367	141,659
	Universal Corp.	6,117	363,961
*	US Foods Holding Corp.	40,057	1,416,816
#	Village Super Market, Inc., Class A	3,265	81,723
#	Weis Markets, Inc.	5,710	208,129
TOTAL CONSUMER STAPLES			14,269,832
ENERGY — (7.1%)
	Adams Resources & Energy, Inc.	489	15,956
#*	Alta Mesa Resources, Inc., Class A	3,496	524
#*	Antero Resources Corp.	90,357	416,546
*	Apergy Corp.	8,322	270,715
#	Arch Coal, Inc., Class A	6,279	559,836
	Archrock, Inc.	24,849	272,842
*	Ardmore Shipping Corp.	7,341	53,883
*	Aspen Aerogels, Inc.	2,398	15,827
*	Barnwell Industries, Inc.	480	485
*	Basic Energy Services, Inc.	6,569	11,693
	Berry Petroleum Corp.	2,632	25,794
#*	Bonanza Creek Energy, Inc.	4,995	108,891
*	C&J Energy Services, Inc.	9,930	108,634
#*	Callon Petroleum Co.	54,857	269,896
#*	CARBO Ceramics, Inc.	827	1,059
#*	Carrizo Oil & Gas, Inc.	6,600	62,898
#*	Centennial Resource Development, Inc., Class A	41,829	248,883
#*	Chaparral Energy, Inc., Class A	5,399	19,166
#*	Chesapeake Energy Corp.	55,432	100,332
	Cimarex Energy Co.	14,329	726,050
*	Clean Energy Fuels Corp.	45,020	120,203
*	CNX Resources Corp.	59,883	492,238
*	CONSOL Energy, Inc.	7,672	164,871
#*	Contango Oil & Gas Co.	10,315	13,719
#*	Contura Energy, Inc.	432	15,479
*	Dawson Geophysical Co.	8,749	20,823
	Delek US Holdings, Inc.	17,936	772,683
#*	Denbury Resources, Inc.	65,691	74,231
	DHT Holdings, Inc.	30,170	170,460
#*	Diamond Offshore Drilling, Inc.	27,754	250,896
*	Dorian LPG, Ltd.	14,226	130,168
#*	Dril-Quip, Inc.	10,838	570,296
*	Earthstone Energy, Inc., Class A	3,585	15,702
#	EnLink Midstream LLC	511	4,906
*	Era Group, Inc.	6,933	71,549
*	Exterran Corp.	10,215	139,435
#*	Extraction Oil & Gas, Inc.	26,381	97,873
*	Forum Energy Technologies, Inc.	25,537	66,907

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Frank's International NV	25,812	$147,128
	GasLog, Ltd.	10,916	155,444
*	Geospace Technologies Corp.	4,922	76,832
	Green Plains, Inc.	11,208	113,089
*	Gulf Island Fabrication, Inc.	6,655	47,650
*	Gulfport Energy Corp.	44,379	167,753
	Hallador Energy Co.	9,690	51,938
*	Helix Energy Solutions Group, Inc.	46,931	411,116
	Helmerich & Payne, Inc.	16,185	804,071
*	HighPoint Resources Corp.	36,033	45,041
	HollyFrontier Corp.	28,032	1,395,153
#*	Hornbeck Offshore Services, Inc.	5,318	5,531
*	Independence Contract Drilling, Inc.	5,149	6,797
*	International Seaways, Inc.	7,073	120,312
#*	Jagged Peak Energy, Inc.	11,450	84,043
*	Keane Group, Inc.	23,368	146,985
*	KLX Energy Services Holdings, Inc.	6,884	108,216
#	Kosmos Energy, Ltd.	41,768	251,026
*	Laredo Petroleum, Inc.	43,966	145,967
*	Lonestar Resources US, Inc., Class A	1,924	4,772
#	Mammoth Energy Services, Inc.	2,793	18,099
#*	Matador Resources Co.	19,613	345,777
*	Matrix Service Co.	8,891	163,328
#*	McDermott International, Inc.	34,492	221,439
*	Midstates Petroleum Co., Inc.	2,548	11,593
*	Mitcham Industries, Inc.	3,927	16,336
*	Montage Resources Corp.	1,671	5,581
#	Murphy Oil Corp.	44,623	1,072,737
#	Nabors Industries, Ltd.	86,958	257,396
	NACCO Industries, Inc., Class A	143	7,600
	National Oilwell Varco, Inc.	36,895	878,839
*	Natural Gas Services Group, Inc.	4,280	68,651
*	Newpark Resources, Inc.	32,430	247,441
*	Nine Energy Service, Inc.	3,454	44,453
*	Noble Corp. P.L.C.	68,450	152,643
#*	Northern Oil and Gas, Inc.	10,305	16,694
*	Oasis Petroleum, Inc.	93,607	455,866
*	Oceaneering International, Inc.	24,579	379,746
*	Oil States International, Inc.	16,831	251,119
*	Overseas Shipholding Group, Inc., Class A	17,360	33,852
#*	Pacific Ethanol, Inc.	15,208	8,232
	Panhandle Oil and Gas, Inc., Class A	2,090	24,683
*	Par Pacific Holdings, Inc.	8,812	203,205
*	Parsley Energy, Inc., Class A	55,456	920,015
	Patterson-UTI Energy, Inc.	44,704	519,907
	PBF Energy, Inc., Class A	30,503	851,949
*	PDC Energy, Inc.	15,231	437,587
	Peabody Energy Corp.	21,777	458,624
#*	Penn Virginia Corp.	2,427	83,100
#*	Pioneer Energy Services Corp.	34,135	7,134
*	ProPetro Holding Corp.	5,876	106,532
*	QEP Resources, Inc.	52,643	260,583
#	Range Resources Corp.	53,800	306,122
#*	Renewable Energy Group, Inc.	15,040	204,394
#*	REX American Resources Corp.	1,614	120,404
*	Ring Energy, Inc.	12,656	31,007
#*	Roan Resources, Inc.	9,756	11,707
#	RPC, Inc.	13,975	86,365
*	SandRidge Energy, Inc.	6,733	45,448

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Scorpio Tankers, Inc.	11,204	$293,657
*	SEACOR Holdings, Inc.	4,510	214,856
*	SEACOR Marine Holdings, Inc.	5,315	74,835
*	Select Energy Services, Inc., Class A	11,752	119,518
	SemGroup Corp., Class A	28,690	363,502
#	Ship Finance International, Ltd.	19,531	256,833
*	SilverBow Resources, Inc.	1,342	13,943
	SM Energy Co.	38,923	388,062
#*	Smart Sand, Inc.	3,473	8,162
#*	Southwestern Energy Co.	117,442	258,372
#*	SRC Energy, Inc.	60,387	246,379
*	Superior Energy Services, Inc.	42,805	38,833
*	Talos Energy, Inc.	6,042	124,344
#	Teekay Corp.	400	1,824
*	Teekay Tankers, Ltd., Class A	40,309	49,580
*	TETRA Technologies, Inc.	36,854	57,492
*	Tidewater, Inc.	5,082	116,835
#*	Transocean, Ltd.	48,042	292,095
*	Unit Corp.	16,577	107,750
#	US Silica Holdings, Inc.	17,601	243,950
	Valaris P.L.C.	48,985	401,187
#*	Whiting Petroleum Corp.	17,677	312,529
	World Fuel Services Corp.	15,054	587,708
*	WPX Energy, Inc.	83,226	868,879
TOTAL ENERGY			25,548,526
FINANCIALS — (25.6%)
	1st Constitution Bancorp	713	12,984
	1st Source Corp.	6,479	304,189
	ACNB Corp.	539	20,105
*	Allegiance Bancshares, Inc.	3,668	123,098
*	Ambac Financial Group, Inc.	11,213	204,301
	American Equity Investment Life Holding Co.	24,785	639,453
	American National Bankshares, Inc.	2,249	83,190
	American National Insurance Co.	4,189	506,953
	American River Bankshares	776	10,204
	Ameris Bancorp	15,703	624,508
	AmeriServ Financial, Inc.	6,300	25,830
	Argo Group International Holdings, Ltd.	6,978	477,574
	Arrow Financial Corp.	3,728	123,993
	Associated Banc-Corp	50,499	1,094,313
	Assurant, Inc.	7,479	847,819
	Assured Guaranty, Ltd.	30,658	1,339,448
*	Asta Funding, Inc.	202	1,481
*	Athene Holding, Ltd., Class A	18,486	755,338
*	Atlantic Capital Bancshares, Inc.	3,371	61,993
	Atlantic Union Bankshares Corp.	19,389	737,364
	Auburn National Bancorporation, Inc.	44	1,702
	Axis Capital Holdings, Ltd.	9,975	635,108
*	Axos Financial, Inc.	6,317	185,151
	Banc of California, Inc.	10,277	160,629
	BancFirst Corp.	5,813	339,130
*	Bancorp, Inc. (The)	24,087	233,162
	BancorpSouth Bank	8,660	258,847
	Bank of Commerce Holdings	2,233	24,049
	Bank of Marin Bancorp	2,890	126,351
	Bank OZK	19,880	607,930
	BankFinancial Corp.	4,311	57,811
	BankUnited, Inc.	14,972	515,187

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Banner Corp.	9,724	$576,244
	Bar Harbor Bankshares	2,147	54,512
*	Baycom Corp.	877	20,083
	BCB Bancorp, Inc.	1,806	23,171
	Berkshire Hills Bancorp, Inc.	12,308	403,702
*	Blucora, Inc.	14,134	423,172
	Boston Private Financial Holdings, Inc.	19,176	221,291
	Bridge Bancorp, Inc.	4,218	123,208
*	Bridgewater Bancshares, Inc.	887	10,573
*	Brighthouse Financial, Inc.	1,098	43,009
	Brookline Bancorp, Inc.	18,889	280,124
	Bryn Mawr Bank Corp.	5,025	186,327
*	Byline Bancorp, Inc.	4,138	79,077
	C&F Financial Corp.	703	38,173
	Cadence BanCorp	24,499	419,913
	California First National Bancorp	1,000	17,310
	Camden National Corp.	4,436	198,334
*	Cannae Holdings, Inc.	16,608	480,802
	Capital City Bank Group, Inc.	6,330	163,441
	Capitol Federal Financial, Inc.	33,839	462,241
	Carolina Financial Corp.	3,673	128,996
	CBTX, Inc.	524	15,793
	CenterState Banks Corp.	16,039	390,068
	Central Pacific Financial Corp.	6,301	185,690
	Central Valley Community Bancorp	2,514	52,115
	Century Bancorp, Inc., Class A	503	42,126
	Chemung Financial Corp.	665	29,021
	CIT Group, Inc.	23,242	1,174,883
	Citizens & Northern Corp.	1,038	26,594
	Citizens Community Bancorp, Inc.	2,054	22,389
	Citizens Holding Co.	171	3,627
	City Holding Co.	1,880	145,606
	Civista Bancshares, Inc.	2,083	46,180
	CNB Financial Corp.	3,635	102,580
	CNO Financial Group, Inc.	28,026	473,920
	Codorus Valley Bancorp, Inc.	1,027	24,032
	Columbia Banking System, Inc.	13,049	492,078
	Community Bankers Trust Corp.	2,739	21,802
	Community Trust Bancorp, Inc.	4,289	181,382
	ConnectOne Bancorp, Inc.	10,282	235,047
*	Consumer Portfolio Services, Inc.	5,621	20,517
#*	Cowen, Inc., Class A	9,884	173,563
*	Customers Bancorp, Inc.	7,728	159,351
	CVB Financial Corp.	6,451	141,986
	Dime Community Bancshares, Inc.	14,998	302,660
	DNB Financial Corp.	372	17,034
	Donegal Group, Inc., Class A	7,034	104,455
	Donegal Group, Inc., Class B	592	8,146
	Eagle Bancorp, Inc.	7,739	311,959
*	eHealth, Inc.	472	48,970
	EMC Insurance Group, Inc.	5,769	207,338
	Employers Holdings, Inc.	9,698	425,742
#*	Encore Capital Group, Inc.	6,158	221,565
*	Enstar Group, Ltd.	2,946	521,884
*	Entegra Financial Corp.	866	25,815
	Enterprise Bancorp, Inc.	673	20,560
	Enterprise Financial Services Corp.	4,051	168,846
*	Equity Bancshares, Inc., Class A	3,328	88,159
	ESSA Bancorp, Inc.	1,308	20,078

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	EZCORP, Inc., Class A	18,858	$185,751
	Farmers National Banc Corp.	6,114	89,326
	FB Financial Corp.	1,261	47,931
	FBL Financial Group, Inc., Class A	4,819	302,151
	Federal Agricultural Mortgage Corp., Class C	2,141	165,435
	FedNat Holding Co.	6,659	83,171
	Financial Institutions, Inc.	6,494	199,950
	First American Financial Corp.	7,866	454,812
	First Bancorp	5,387	198,996
	First BanCorp	54,205	583,246
	First Bancorp, Inc.	1,809	47,414
	First Bancshares, Inc. (The)	592	19,660
#	First Bank	1,860	21,167
	First Busey Corp.	7,552	204,131
	First Business Financial Services, Inc.	600	14,298
	First Commonwealth Financial Corp.	23,663	325,839
	First Community Bancshares, Inc.	6,410	211,979
	First Defiance Financial Corp.	6,504	186,795
	First Financial Bancorp	22,939	584,715
	First Financial Corp.	1,400	60,774
	First Financial Northwest, Inc.	2,949	43,586
	First Foundation, Inc.	9,159	137,751
	First Hawaiian, Inc.	7,521	201,262
	First Horizon National Corp.	51,289	841,140
	First Internet Bancorp	1,836	38,703
	First Interstate BancSystem, Inc., Class A	8,864	354,826
	First Merchants Corp.	9,959	392,484
	First Mid Bancshares, Inc.	1,985	67,649
	First Midwest Bancorp, Inc.	27,460	593,960
	First Northwest Bancorp	1,905	30,613
	First of Long Island Corp. (The)	4,425	97,881
	Flagstar Bancorp, Inc.	14,114	486,651
	Flushing Financial Corp.	12,098	246,315
	FNB Corp.	70,804	853,188
	Franklin Financial Network, Inc.	3,698	109,091
	FS Bancorp, Inc.	645	31,798
	Fulton Financial Corp.	37,399	635,783
#	GAIN Capital Holdings, Inc.	17,960	76,510
*	Genworth Financial, Inc., Class A	77,912	310,869
	German American Bancorp, Inc.	3,358	105,945
	Global Indemnity, Ltd.	4,049	114,546
	Great Southern Bancorp, Inc.	4,783	286,789
	Great Western Bancorp, Inc.	13,088	442,636
#*	Greenlight Capital Re, Ltd., Class A	15,335	128,047
	Guaranty Federal Bancshares, Inc.	100	2,360
*	Hallmark Financial Services, Inc.	5,065	78,507
	Hancock Whitney Corp.	19,579	812,920
	Hanmi Financial Corp.	7,512	161,433
*	HarborOne Bancorp, Inc.	1,414	27,078
#	HCI Group, Inc.	2,337	93,690
	Heartland Financial USA, Inc.	5,959	286,568
	Heritage Commerce Corp.	11,096	137,258
	Heritage Financial Corp.	8,641	246,441
	Heritage Insurance Holdings, Inc.	8,054	108,246
	Hilltop Holdings, Inc.	21,057	477,573
*	HMN Financial, Inc.	750	15,900
	Home Bancorp, Inc.	1,226	45,803
	Home BancShares, Inc.	6,564	129,114
*	HomeStreet, Inc.	6,669	193,534

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	HomeTrust Bancshares, Inc.	4,946	$129,239
	Hope Bancorp, Inc.	36,109	532,608
#*»	HopFed Bancorp, Inc.	683	13,754
	Horace Mann Educators Corp.	9,287	403,427
	Horizon Bancorp, Inc.	10,329	179,931
	IBERIABANK Corp.	11,789	926,262
	Independence Holding Co.	5,587	211,747
	Independent Bank Corp.	6,267	487,322
	Independent Bank Corp.	3,881	84,373
	Independent Bank Group, Inc.	8,407	477,602
	International Bancshares Corp.	19,438	731,452
*	INTL. FCStone, Inc.	4,967	202,554
	Invesco, Ltd.	61,750	1,184,982
	Investors Bancorp, Inc.	75,714	860,111
	Investors Title Co.	125	20,512
	James River Group Holdings, Ltd.	4,243	202,943
	Janus Henderson Group P.L.C.	46,500	933,255
	Jefferies Financial Group, Inc.	6,657	141,994
	Kearny Financial Corp.	27,645	369,061
	Kentucky First Federal Bancorp	120	912
	Kingstone Cos., Inc.	2,182	18,503
	Lakeland Bancorp, Inc.	11,119	182,129
	Landmark Bancorp, Inc.	215	5,106
	LCNB Corp.	950	17,109
	LegacyTexas Financial Group, Inc.	12,139	518,821
	Legg Mason, Inc.	22,003	828,633
*	LendingClub Corp.	6,560	96,957
#	Live Oak Bancshares, Inc.	4,981	96,980
	Luther Burbank Corp.	2,020	22,543
	Macatawa Bank Corp.	8,982	92,335
	Mackinac Financial Corp.	1,448	22,299
	Maiden Holdings, Ltd.	33,780	16,721
*	Malvern Bancorp, Inc.	496	10,535
	Marlin Business Services Corp.	3,590	83,324
#*	MBIA, Inc.	26,055	243,093
	MBT Financial Corp.	6,681	72,021
	Mercantile Bank Corp.	4,279	143,774
	Mercury General Corp.	2,039	115,632
	Meridian Bancorp, Inc.	11,551	211,845
	Meta Financial Group, Inc.	6,039	186,424
*	Metropolitan Bank Holding Corp.	417	17,501
*	MGIC Investment Corp.	1,576	20,252
	Midland States Bancorp, Inc.	4,141	112,304
	MidSouth Bancorp, Inc.	3,991	48,810
	MidWestOne Financial Group, Inc.	2,011	62,482
#*	Mr Cooper Group, Inc.	13,007	98,983
	MutualFirst Financial, Inc.	414	13,492
	National Bank Holdings Corp., Class A	7,326	265,787
	National General Holdings Corp.	22,532	557,216
	National Western Life Group, Inc., Class A	759	204,171
	Navient Corp.	70,362	995,622
	NBT Bancorp, Inc.	8,450	327,015
	Nelnet, Inc., Class A	8,117	507,800
#	New York Community Bancorp, Inc.	113,503	1,308,690
»	NewStar Financial, Inc.	13,529	1,316
*	Nicholas Financial, Inc.	1,554	13,023
*	Nicolet Bankshares, Inc.	1,492	98,039
*	NMI Holdings, Inc., Class A	14,020	348,818
*	Northeast Bank	1,666	36,569

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Northfield Bancorp, Inc.	21,066	$329,683
	Northrim BanCorp, Inc.	1,773	69,094
	Northwest Bancshares, Inc.	27,125	465,194
	Norwood Financial Corp.	66	2,285
	OceanFirst Financial Corp.	10,485	255,834
*	Ocwen Financial Corp.	15,331	29,129
	OFG Bancorp	15,064	340,898
	Ohio Valley Banc Corp.	197	7,104
	Old Line Bancshares, Inc.	3,043	85,934
	Old National Bancorp	39,933	703,220
	Old Republic International Corp.	53,215	1,213,834
	Old Second Bancorp, Inc.	11,322	148,771
*	On Deck Capital, Inc.	25,970	92,973
	OneMain Holdings, Inc.	24,662	1,022,240
	Oppenheimer Holdings, Inc., Class A	6,326	184,340
	Opus Bank	8,382	187,841
	Oritani Financial Corp.	19,067	345,113
	Orrstown Financial Services, Inc.	899	20,560
	Pacific Premier Bancorp, Inc.	10,556	333,886
#	PacWest Bancorp	30,208	1,166,935
	Park National Corp.	1,187	112,278
	Parke Bancorp, Inc.	704	16,875
	Patriot National Bancorp, Inc.	60	867
	PCSB Financial Corp.	1,024	19,907
	Peapack Gladstone Financial Corp.	5,152	146,471
	Penns Woods Bancorp, Inc.	733	33,249
	Pennymac Financial Services, Inc.	570	13,686
	Peoples Bancorp, Inc.	7,498	243,010
	People's United Financial, Inc.	88,575	1,454,401
	People's Utah Bancorp	3,926	118,958
	Pinnacle Financial Partners, Inc.	17,600	1,069,024
	Piper Jaffray Cos.	1,196	92,451
	Popular, Inc.	24,047	1,384,145
#*	PRA Group, Inc.	9,719	302,552
	Preferred Bank	1,314	71,206
	Premier Financial Bancorp, Inc.	2,767	43,221
	ProAssurance Corp.	8,420	329,138
#	Prosperity Bancshares, Inc.	15,628	1,084,427
	Protective Insurance Corp., Class B	4,384	72,555
	Provident Financial Holdings, Inc.	3,183	66,111
	Provident Financial Services, Inc.	15,607	377,377
	Prudential Bancorp, Inc.	1,535	28,044
	QCR Holdings, Inc.	2,473	94,617
	Radian Group, Inc.	24,852	566,626
	RBB Bancorp	600	12,060
*	Regional Management Corp.	5,039	121,591
	Reinsurance Group of America, Inc.	1,679	261,790
	RenaissanceRe Holdings, Ltd.	3,581	648,698
	Renasant Corp.	11,794	423,287
	Republic Bancorp, Inc., Class A	3,411	162,943
	Riverview Bancorp, Inc.	6,235	52,997
	S&T Bancorp, Inc.	8,236	313,545
	Safety Insurance Group, Inc.	3,256	321,237
	Sandy Spring Bancorp, Inc.	7,624	277,819
	Santander Consumer USA Holdings, Inc.	62,057	1,669,954
*	Seacoast Banking Corp. of Florida	9,234	249,687
	Selective Insurance Group, Inc.	3,599	270,645
	Shore Bancshares, Inc.	3,076	50,446
	Sierra Bancorp	3,798	99,014

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Simmons First National Corp., Class A	26,956	$694,117
*	SmartFinancial, Inc.	598	12,971
	South State Corp.	6,782	543,035
*	Southern First Bancshares, Inc.	1,037	42,289
	Southern Missouri Bancorp, Inc.	606	21,119
	Southern National Bancorp of Virginia, Inc.	5,293	84,265
#	Southside Bancshares, Inc.	3,094	107,114
	Southwest Georgia Financial Corp.	98	2,009
	State Auto Financial Corp.	10,309	356,485
	Sterling Bancorp	49,293	1,077,052
	Stewart Information Services Corp.	5,117	193,576
	Stifel Financial Corp.	10,859	649,477
	Stock Yards Bancorp, Inc.	1,968	75,276
	TCF Financial Corp.	27,857	595,583
	TCF Financial Corp.	15,230	640,269
	Territorial Bancorp, Inc.	4,012	115,345
*	Texas Capital Bancshares, Inc.	7,966	501,300
*	Third Point Reinsurance, Ltd.	22,738	229,199
	Timberland Bancorp, Inc.	1,540	42,566
	Tiptree, Inc.	7,900	53,957
	Tompkins Financial Corp.	1,730	141,808
	Towne Bank	11,084	311,904
	TriCo Bancshares	5,196	196,149
*	TriState Capital Holdings, Inc.	5,914	124,194
*	Triumph Bancorp, Inc.	5,665	176,805
	TrustCo Bank Corp. NY	24,011	194,489
	Trustmark Corp.	19,644	698,148
	UMB Financial Corp.	2,418	165,053
	Umpqua Holdings Corp.	54,549	952,426
*	Unico American Corp.	1,400	8,428
#	United Bankshares, Inc.	21,700	815,703
	United Community Banks, Inc.	14,166	406,564
	United Community Financial Corp.	14,466	147,264
	United Financial Bancorp, Inc.	16,844	241,543
	United Fire Group, Inc.	6,646	347,386
	United Insurance Holdings Corp.	11,874	134,532
	Unity Bancorp, Inc.	1,368	28,331
	Universal Insurance Holdings, Inc.	967	23,991
	Univest Financial Corp.	8,654	237,639
	Unum Group	51,109	1,632,933
	Valley National Bancorp	54,168	604,515
	Veritex Holdings, Inc.	11,625	297,484
	Virtus Investment Partners, Inc.	1,697	181,851
	Voya Financial, Inc.	28,402	1,595,340
#	Waddell & Reed Financial, Inc., Class A	20,045	350,787
	Walker & Dunlop, Inc.	5,048	294,500
	Washington Federal, Inc.	13,458	492,294
	Washington Trust Bancorp, Inc.	2,415	121,305
	Waterstone Financial, Inc.	9,518	160,854
	WesBanco, Inc.	15,128	553,382
	West Bancorporation, Inc.	2,647	56,063
	Western New England Bancorp, Inc.	12,440	116,190
	Westwood Holdings Group, Inc.	1,679	52,553
	White Mountains Insurance Group, Ltd.	430	462,680
	Wintrust Financial Corp.	4,264	305,047
*	World Acceptance Corp.	2,688	340,650
	WSFS Financial Corp.	11,610	491,916
#	Zions Bancorp NA	13,109	590,823
TOTAL FINANCIALS			91,467,468

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (4.6%)
#*	Acadia Healthcare Co., Inc.	27,703	$884,834
*	Achillion Pharmaceuticals, Inc.	70,786	312,166
*	Aclaris Therapeutics, Inc.	4,946	6,331
#*	Acorda Therapeutics, Inc.	23,888	165,544
*	Addus HomeCare Corp.	4,045	325,987
#*	Adverum Biotechnologies, Inc.	14,557	195,209
#*	Akebia Therapeutics, Inc.	3,935	16,488
#*	Akorn, Inc.	15,029	55,908
*	Allscripts Healthcare Solutions, Inc.	50,295	518,039
#*	AMAG Pharmaceuticals, Inc.	10,082	83,277
*	American Shared Hospital Services	400	1,208
*	Amphastar Pharmaceuticals, Inc.	2,959	59,624
*	AngioDynamics, Inc.	12,603	256,849
#*	Anika Therapeutics, Inc.	3,714	204,604
*	Applied Genetic Technologies Corp.	4,817	18,594
*	Aravive, Inc.	1,603	10,500
*	Ardelyx, Inc.	24,119	58,127
*	Arena Pharmaceuticals, Inc.	5,310	332,831
*	Assertio Therapeutics, Inc.	14,644	50,229
*	Avanos Medical, Inc.	11,094	451,748
*	Brookdale Senior Living, Inc.	47,258	368,140
*	Calithera Biosciences, Inc.	3,973	16,846
*	Cambrex Corp.	2,529	110,770
*	Catalyst Biosciences, Inc.	1,500	12,285
*	Chimerix, Inc.	20,509	73,832
#*	Community Health Systems, Inc.	17,477	35,828
	Computer Programs & Systems, Inc.	864	22,300
*	Concert Pharmaceuticals, Inc.	4,952	49,817
	CONMED Corp.	6,019	525,760
#*	Covetrus, Inc.	3,151	74,584
*	Cross Country Healthcare, Inc.	9,073	86,103
#*	Cumberland Pharmaceuticals, Inc.	3,402	19,902
*	DaVita, Inc.	16,250	972,563
	Digirad Corp.	700	3,745
#*	Diplomat Pharmacy, Inc.	7,552	39,799
*	Emergent BioSolutions, Inc.	5,578	246,213
#*	Endo International P.L.C.	6,169	19,556
	Ensign Group, Inc. (The)	4,457	268,579
#*	Evolent Health, Inc., Class A	31,750	216,535
*	Five Prime Therapeutics, Inc.	11,846	60,533
#*	Five Star Senior Living, Inc.	3,016	1,404
*	FONAR Corp.	1,830	44,908
*	Harvard Bioscience, Inc.	11,180	27,726
*	HealthStream, Inc.	6,405	180,877
#*	Idera Pharmaceuticals, Inc.	4,100	11,070
#*	Infinity Pharmaceuticals, Inc.	7,948	11,684
*	Integer Holdings Corp.	8,618	754,334
#*	IntriCon Corp.	1,631	29,325
#	Invacare Corp.	14,077	75,312
*	Jazz Pharmaceuticals P.L.C.	7,022	978,726
	Kewaunee Scientific Corp.	637	11,625
*	LHC Group, Inc.	7,900	999,982
#*	Ligand Pharmaceuticals, Inc.	138	12,628
	Luminex Corp.	8,320	180,794
*	Magellan Health, Inc.	6,061	426,331
#*	Mallinckrodt P.L.C.	20,849	141,982
*	MEDNAX, Inc.	21,373	525,135
#*	Medpace Holdings, Inc.	800	63,008
*	Melinta Therapeutics, Inc.	396	1,572

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Meridian Bioscience, Inc.	3,741	$44,705
#*	Merrimack Pharmaceuticals, Inc.	5,810	35,673
*	Micron Solutions, Inc.	291	704
*	Myriad Genetics, Inc.	8,174	238,190
	National HealthCare Corp.	2,869	251,324
*	Natus Medical, Inc.	2,541	78,949
*	NextGen Healthcare, Inc.	4,358	71,297
#*	OPKO Health, Inc.	6,138	12,951
*	OraSure Technologies, Inc.	7,048	58,851
*	Orthofix Medical, Inc.	1,741	93,056
*	Otonomy, Inc.	13,318	37,823
#	Owens & Minor, Inc.	13,325	36,111
#	Patterson Cos., Inc.	18,324	362,815
*	PDL BioPharma, Inc.	40,768	117,412
	Perrigo Co. P.L.C.	24,324	1,313,739
*	Premier, Inc., Class A	5,224	202,430
#*	Prestige Consumer Healthcare, Inc.	9,944	344,062
*	Prothena Corp. P.L.C.	7,716	72,222
*	Providence Service Corp. (The)	3,206	178,702
#*	Quorum Health Corp.	2,047	3,398
*	Ra Pharmaceuticals, Inc.	1,700	57,868
*	RTI Surgical Holdings, Inc.	24,063	102,508
*	Select Medical Holdings Corp.	33,657	563,418
#*	Surgery Partners, Inc.	8,900	67,907
	Taro Pharmaceutical Industries, Ltd.	761	61,466
#*	Tivity Health, Inc.	2,441	42,595
*	Triple-S Management Corp., Class B	4,423	106,065
*	Vanda Pharmaceuticals, Inc.	385	4,793
*	Varex Imaging Corp.	2,818	89,584
*	Zafgen, Inc.	8,953	8,147
TOTAL HEALTH CARE			16,368,975
INDUSTRIALS — (19.5%)
	AAR Corp.	6,561	274,643
	ABM Industries, Inc.	16,912	711,826
*	Acacia Research Corp.	22,344	62,340
	ACCO Brands Corp.	28,133	275,141
	Acme United Corp.	100	2,080
	Actuant Corp., Class A	14,397	329,691
#	ADT, Inc.	3,599	22,854
*	Advanced Disposal Services, Inc.	18,735	606,452
*	AECOM	66,299	2,383,449
*	Aegion Corp.	8,070	152,119
	AGCO Corp.	14,837	1,142,449
	Air Lease Corp.	48,094	2,009,848
*	Air Transport Services Group, Inc.	5,481	127,762
	Aircastle, Ltd.	18,118	376,673
	Alamo Group, Inc.	4,765	466,446
	Alaska Air Group, Inc.	16,589	1,051,079
	Allegiant Travel Co.	765	114,635
*	Alpha Pro Tech, Ltd.	3,388	11,960
	Altra Industrial Motion Corp.	4,434	127,389
#	AMERCO	3,538	1,369,206
*	Ameresco, Inc., Class A	8,615	122,764
*	American Woodmark Corp.	1,007	85,444
*	AMREP Corp.	600	3,660
	Apogee Enterprises, Inc.	10,351	419,837
	Applied Industrial Technologies, Inc.	3,872	235,572
*	ARC Document Solutions, Inc.	22,733	42,965

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	ArcBest Corp.	8,910	$266,676
	Arcosa, Inc.	15,469	580,087
	Argan, Inc.	5,177	213,034
*	Armstrong Flooring, Inc.	11,968	100,052
*	Arotech Corp.	12,206	26,426
*	ASGN, Inc.	3,875	244,319
	Astec Industries, Inc.	7,688	251,321
*	Astronics Corp.	2,898	106,762
*	Astronics Corp., Class B	385	14,353
*	Atlas Air Worldwide Holdings, Inc.	6,497	296,588
	AZZ, Inc.	12,039	560,777
	Barnes Group, Inc.	8,772	456,495
*	Beacon Roofing Supply, Inc.	13,809	500,300
*	BMC Stock Holdings, Inc.	16,283	344,385
	Brady Corp., Class A	8,420	435,567
	Briggs & Stratton Corp.	9,071	86,447
*	Broadwind Energy, Inc.	2,514	4,953
*	Builders FirstSource, Inc.	3,054	52,468
*	CAI International, Inc.	5,295	120,726
	Carlisle Cos., Inc.	1,365	196,847
*	CBIZ, Inc.	17,838	416,874
*	CECO Environmental Corp.	9,481	87,510
#*	Celadon Group, Inc.	8,097	10,445
*	Chart Industries, Inc.	10,385	784,379
*	CIRCOR International, Inc.	4,246	161,348
*	Civeo Corp.	26,178	43,194
*	Clean Harbors, Inc.	7,655	595,636
#*	Colfax Corp.	27,116	750,571
	Columbus McKinnon Corp.	5,038	193,661
*	Commercial Vehicle Group, Inc.	4,537	36,840
	CompX International, Inc.	200	3,290
*	Continental Building Products, Inc.	1,160	28,513
	Copa Holdings SA, Class A	3,026	305,929
*	Cornerstone Building Brands, Inc.	4,840	28,169
	Costamare, Inc.	14,859	89,600
*	Covenant Transportation Group, Inc., Class A	3,274	55,167
*	CPI Aerostructures, Inc.	3,207	25,175
	CRA International, Inc.	3,010	130,694
	CSW Industrials, Inc.	2,996	211,548
	Cubic Corp.	7,062	467,504
	Deluxe Corp.	6,035	269,282
*	Ducommun, Inc.	3,539	149,169
*	DXP Enterprises, Inc.	3,786	128,535
*	Dycom Industries, Inc.	2,600	143,416
#*	Eagle Bulk Shipping, Inc.	4,235	19,608
	Eastern Co. (The)	910	22,987
*	Echo Global Logistics, Inc.	6,865	144,577
	Ecology and Environment, Inc., Class A	210	2,184
	EMCOR Group, Inc.	4,501	379,839
	Encore Wire Corp.	5,068	278,335
	EnerSys	2,917	198,677
	Ennis, Inc.	6,015	122,285
	EnPro Industries, Inc.	3,232	229,601
	ESCO Technologies, Inc.	6,211	518,991
	Federal Signal Corp.	17,196	535,655
	Fluor Corp.	7,273	236,445
	Fortune Brands Home & Security, Inc.	4,563	250,691
	Forward Air Corp.	2,463	155,169
	Franklin Electric Co., Inc.	7,794	365,227

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	FreightCar America, Inc.	4,774	$26,114
*	FTI Consulting, Inc.	9,003	940,363
#*	Gates Industrial Corp. P.L.C.	978	10,738
	GATX Corp.	9,182	705,728
*	Genco Shipping & Trading, Ltd.	5,361	51,573
*	Gencor Industries, Inc.	1,822	23,249
*	Genesee & Wyoming, Inc., Class A	14,979	1,644,844
*	Gibraltar Industries, Inc.	7,673	317,969
*	GMS, Inc.	10,108	227,531
*	Goldfield Corp. (The)	14,200	33,370
	Gorman-Rupp Co. (The)	9,371	311,305
*	GP Strategies Corp.	4,357	69,189
	Graham Corp.	3,184	68,934
	Granite Construction, Inc.	10,076	357,698
*	Great Lakes Dredge & Dock Corp.	18,178	195,050
	Greenbrier Cos., Inc. (The)	10,425	301,387
	Griffon Corp.	10,863	177,610
#	Hawaiian Holdings, Inc.	8,269	214,911
	Heartland Express, Inc.	4,857	96,363
	Heidrick & Struggles International, Inc.	6,255	185,773
	Helios Technologies, Inc.	1,147	53,863
*	Herc Holdings, Inc.	1,714	77,370
*	Heritage-Crystal Clean, Inc.	3,996	112,088
	Herman Miller, Inc.	3,076	139,466
*	Hertz Global Holdings, Inc.	22,810	354,011
*	Hill International, Inc.	8,440	26,586
	HNI Corp.	3,677	125,900
*	Houston Wire & Cable Co.	4,069	18,921
*	Hub Group, Inc., Class A	8,402	381,031
*	Hudson Global, Inc.	170	1,810
*	Hudson Technologies, Inc.	8,444	5,177
	Hurco Cos., Inc.	1,730	59,149
*	Huron Consulting Group, Inc.	6,466	394,232
	Hyster-Yale Materials Handling, Inc.	2,873	177,666
	ICF International, Inc.	4,421	376,625
*	IES Holdings, Inc.	1,262	22,855
*	InnerWorkings, Inc.	18,477	67,626
	Insteel Industries, Inc.	4,744	92,555
	Interface, Inc.	775	10,741
	ITT, Inc.	10,307	643,363
*	JELD-WEN Holding, Inc.	10,710	234,656
*	JetBlue Airways Corp.	80,051	1,539,381
	Kadant, Inc.	1,102	102,993
	Kaman Corp.	6,925	439,045
	Kelly Services, Inc., Class A	9,154	254,756
	Kennametal, Inc.	11,537	398,949
	Kimball International, Inc., Class B	655	11,358
*	Kirby Corp.	8,886	696,307
#	Knight-Swift Transportation Holdings, Inc.	28,668	1,027,461
	Knoll, Inc.	3,746	90,840
	Korn Ferry	13,957	548,231
*	Lawson Products, Inc.	1,607	67,285
*	LB Foster Co., Class A	3,630	87,737
*	Limbach Holdings, Inc.	1,631	14,483
*	LS Starrett Co. (The), Class A	489	2,861
	LSC Communications, Inc.	6,962	6,962
	LSI Industries, Inc.	7,336	29,051
*	Lydall, Inc.	2,294	54,138
#	Macquarie Infrastructure Corp.	10,809	447,925

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Manitowoc Co., Inc. (The)	9,081	$163,004
	ManpowerGroup, Inc.	9,925	906,649
	Marten Transport, Ltd.	14,216	285,315
*	Masonite International Corp.	5,954	317,348
#*	MasTec, Inc.	11,508	590,591
	Matson, Inc.	10,742	439,455
	Matthews International Corp., Class A	5,065	172,970
	McGrath RentCorp	5,993	408,183
*	Mercury Systems, Inc.	8,235	671,317
*	Milacron Holdings Corp.	12,467	209,944
	Miller Industries, Inc.	3,056	95,408
*	Mistras Group, Inc.	5,968	90,475
	Mobile Mini, Inc.	10,925	371,013
	Moog, Inc., Class A	6,241	508,392
*	MRC Global, Inc.	12,329	192,826
	MSC Industrial Direct Co., Inc., Class A	3,196	227,076
	Mueller Industries, Inc.	5,280	159,403
	Mueller Water Products, Inc., Class A	11,500	116,955
*	MYR Group, Inc.	3,861	139,459
#	National Presto Industries, Inc.	1,049	96,477
	Navigant Consulting, Inc.	12,572	306,254
	Nielsen Holdings P.L.C.	43,259	1,001,878
*	NL Industries, Inc.	5,599	28,499
	NN, Inc.	9,772	80,228
*	Northwest Pipe Co.	4,013	93,744
*	NOW, Inc.	28,487	348,966
*	NV5 Global, Inc.	1,675	133,112
*	Orion Group Holdings, Inc.	8,609	35,039
	Oshkosh Corp.	9,918	828,847
	Owens Corning	18,544	1,075,552
*	PAM Transportation Services, Inc.	1,458	85,162
	Park Aerospace Corp.	2,063	37,526
	Park-Ohio Holdings Corp.	2,900	88,740
*	Patrick Industries, Inc.	715	32,797
*	Patriot Transportation Holding, Inc.	178	3,044
*	Perma-Pipe International Holdings, Inc.	1,500	13,275
*	PGT Innovations, Inc.	2,555	41,187
*	PICO Holdings, Inc.	8,513	85,896
	Powell Industries, Inc.	4,041	149,477
	Preformed Line Products Co.	1,747	100,924
	Primoris Services Corp.	12,426	260,449
#	Quad/Graphics, Inc.	6,182	69,918
	Quanex Building Products Corp.	10,042	186,982
	Quanta Services, Inc.	38,352	1,435,132
*	Radiant Logistics, Inc.	12,254	67,274
*	RCM Technologies, Inc.	4,177	13,784
	Regal Beloit Corp.	10,781	858,383
*	Resideo Technologies, Inc.	9,020	170,117
	Resources Connection, Inc.	10,756	189,306
#	REV Group, Inc.	4,380	63,817
*	Rexnord Corp.	13,548	396,821
	Rush Enterprises, Inc., Class A	6,105	229,914
	Rush Enterprises, Inc., Class B	1,650	65,010
	Ryder System, Inc.	11,573	616,378
*	Saia, Inc.	6,347	484,276
	Schneider National, Inc., Class B	12,155	234,591
	Scorpio Bulkers, Inc.	15,122	90,883
*	Sensata Technologies Holding P.L.C.	5,202	246,731
*	SIFCO Industries, Inc.	659	1,832

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Simpson Manufacturing Co., Inc.	1,506	$93,011
	SkyWest, Inc.	13,399	813,453
	Snap-on, Inc.	200	30,522
*	SP Plus Corp.	5,677	196,027
	Spartan Motors, Inc.	8,315	99,946
*	Spirit Airlines, Inc.	16,509	700,477
*	SPX FLOW, Inc.	8,347	338,554
	Standex International Corp.	2,335	164,314
	Steelcase, Inc., Class A	21,131	357,325
*	Sterling Construction Co., Inc.	6,799	85,123
#*	Sunrun, Inc.	6,806	129,654
#*	Team, Inc.	8,866	146,821
	Terex Corp.	16,734	509,550
*	Textainer Group Holdings, Ltd.	7,888	76,750
*	Thermon Group Holdings, Inc.	8,245	208,928
	Timken Co. (The)	11,449	523,334
	Titan International, Inc.	16,208	61,266
*	Titan Machinery, Inc.	7,999	165,899
*	TriMas Corp.	6,595	197,784
	Trinity Industries, Inc.	42,457	832,157
	Triton International, Ltd.	18,560	613,965
#	Triumph Group, Inc.	4,485	108,672
*	TrueBlue, Inc.	9,839	194,517
#*	Tutor Perini Corp.	12,998	169,754
*	Twin Disc, Inc.	2,022	24,406
*	Ultralife Corp.	969	8,459
	UniFirst Corp.	1,599	314,795
*	Univar, Inc.	8,639	191,095
	Universal Forest Products, Inc.	14,860	600,790
*	USA Truck, Inc.	3,957	32,131
	Valmont Industries, Inc.	3,507	482,563
*	Vectrus, Inc.	2,279	92,163
*	Veritiv Corp.	3,347	58,305
	Viad Corp.	5,089	351,853
	Virco Manufacturing Corp.	4,400	19,844
	VSE Corp.	1,686	50,513
	Wabash National Corp.	14,256	225,672
*	WageWorks, Inc.	542	27,734
	Watts Water Technologies, Inc., Class A	3,431	318,500
	Werner Enterprises, Inc.	17,945	594,877
*	Wesco Aircraft Holdings, Inc.	23,343	245,802
*	WESCO International, Inc.	12,736	646,225
*	Willdan Group, Inc.	527	18,434
*	Willis Lease Finance Corp.	2,293	142,739
#*	WillScot Corp.	1,101	17,528
#*	XPO Logistics, Inc.	13,454	907,876
TOTAL INDUSTRIALS			69,722,852
INFORMATION TECHNOLOGY — (10.4%)
*	ADDvantage Technologies Group, Inc.	1,399	2,476
	ADTRAN, Inc.	26,155	290,582
*	Advanced Energy Industries, Inc.	2,683	156,687
*	Agilysys, Inc.	4,119	101,039
*	Alithya Group, Inc., Class A	4,727	14,086
*	Alpha & Omega Semiconductor, Ltd.	5,883	59,712
*	Amkor Technology, Inc.	69,067	637,488
*	Amtech Systems, Inc.	6,555	38,543
*	Anixter International, Inc.	10,348	665,997
*	Arlo Technologies, Inc.	14,959	64,324

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Arrow Electronics, Inc.	29,951	$2,174,742
	AstroNova, Inc.	1,475	35,666
*	Aviat Networks, Inc.	1,600	20,512
	Avnet, Inc.	40,532	1,840,963
	AVX Corp.	33,177	505,286
*	Aware, Inc.	4,272	12,090
*	Axcelis Technologies, Inc.	9,046	145,188
*	AXT, Inc.	15,993	68,290
	Bel Fuse, Inc., Class B	3,659	60,337
	Belden, Inc.	5,694	258,849
	Benchmark Electronics, Inc.	9,349	252,984
	Brooks Automation, Inc.	13,745	533,306
*	BSQUARE Corp.	2,065	2,602
*	CACI International, Inc., Class A	4,175	898,251
*	CalAmp Corp.	3,728	41,604
*	Calix, Inc.	14,209	89,233
*	CEVA, Inc.	1,433	39,809
*	Cirrus Logic, Inc.	10,576	518,753
*	Clearfield, Inc.	1,200	15,900
*	Coherent, Inc.	1,778	246,875
	Cohu, Inc.	12,716	192,775
*	CommScope Holding Co., Inc.	20,986	299,680
	Communications Systems, Inc.	2,300	8,464
*	Computer Task Group, Inc.	3,954	17,398
	Comtech Telecommunications Corp.	7,920	235,699
*	Conduent, Inc.	37,677	342,861
*	Cray, Inc.	4,114	142,509
	CSP, Inc.	66	902
	CTS Corp.	8,123	256,037
*	CyberOptics Corp.	2,716	36,530
	Daktronics, Inc.	12,960	82,166
*	Digi International, Inc.	9,527	125,090
*	Diodes, Inc.	12,034	512,648
*	DSP Group, Inc.	3,572	57,581
*	EchoStar Corp., Class A	12,908	587,572
*	EMCORE Corp.	6,506	19,388
*	ePlus, Inc.	3,140	238,326
*	Evolving Systems, Inc.	2,454	1,982
*	Fabrinet	8,009	429,923
*	FARO Technologies, Inc.	4,010	214,094
*	Finisar Corp.	28,108	661,381
*	First Solar, Inc.	10,874	701,264
#*	Fitbit, Inc., Class A	21,605	90,741
*	Flex, Ltd.	114,348	1,274,980
*	FormFactor, Inc.	14,214	238,511
*	Frequency Electronics, Inc.	2,659	31,004
*	GSI Technology, Inc.	4,816	39,588
#*	Harmonic, Inc.	31,893	238,241
*	Ichor Holdings, Ltd.	1,261	31,790
#*	II-VI, Inc.	15,571	618,169
#*	Immersion Corp.	1,200	9,648
*	Infinera Corp.	21,463	82,847
*	Insight Enterprises, Inc.	8,734	480,545
	InterDigital, Inc.	3,854	248,313
*	inTEST Corp.	4,410	19,977
*	Intevac, Inc.	7,564	38,879
	Jabil, Inc.	41,431	1,279,389
	KBR, Inc.	28,657	755,972
	KEMET Corp.	7,124	143,335

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Key Tronic Corp.	2,718	$13,400
*	Kimball Electronics, Inc.	9,720	154,548
*	Knowles Corp.	24,185	492,165
	Kulicke & Soffa Industries, Inc.	12,487	282,581
*	KVH Industries, Inc.	3,206	32,381
*	Limelight Networks, Inc.	13,585	36,815
*	LiveRamp Holdings, Inc.	4,873	256,758
	LogMeIn, Inc.	5,909	448,907
#*	MACOM Technology Solutions Holdings, Inc.	4,928	96,687
	ManTech International Corp., Class A	6,874	472,794
	Methode Electronics, Inc.	5,826	174,489
	MKS Instruments, Inc.	7,657	651,840
	Monotype Imaging Holdings, Inc.	3,365	67,199
	MTS Systems Corp.	2,568	147,968
*	Nanometrics, Inc.	5,858	183,824
*	Napco Security Technologies, Inc.	938	27,155
*	NeoPhotonics Corp.	13,287	60,987
*	NETGEAR, Inc.	7,554	255,703
*	Netscout Systems, Inc.	19,624	511,009
	Network-1 Technologies, Inc.	3,000	7,350
*	ON Semiconductor Corp.	64,265	1,382,340
*	OneSpan, Inc.	4,435	64,840
*	Optical Cable Corp.	1,600	6,016
#*	OSI Systems, Inc.	3,974	447,313
	PC Connection, Inc.	6,934	226,811
*	PCM, Inc.	4,296	149,630
	PC-Tel, Inc.	4,282	19,783
*	PDF Solutions, Inc.	9,595	128,093
*	Perficient, Inc.	9,552	326,392
	Perspecta, Inc.	3,714	86,648
*	Photronics, Inc.	18,041	173,735
	Plantronics, Inc.	1,511	58,022
*	Plexus Corp.	8,395	501,265
*	PRGX Global, Inc.	2,300	12,903
*	Rambus, Inc.	23,438	292,037
*	RealNetworks, Inc.	5,224	8,045
	RF Industries, Ltd.	681	5,598
*	Ribbon Communications, Inc.	20,057	98,680
	Richardson Electronics, Ltd.	3,224	18,280
*	Rogers Corp.	3,710	588,629
*	Rudolph Technologies, Inc.	8,606	231,674
*	Sanmina Corp.	20,163	640,175
*	ScanSource, Inc.	6,350	215,582
*	Seachange International, Inc.	13,521	27,177
#*	SMART Global Holdings, Inc.	1,331	40,516
*	SMTC Corp.	2,059	8,102
*	Steel Connect, Inc.	11,199	19,934
#*	Stratasys, Ltd.	9,275	258,680
*	Super Micro Computer, Inc.	12,744	233,343
*	Sykes Enterprises, Inc.	10,441	295,376
#*	Synaptics, Inc.	5,828	187,545
*	Synchronoss Technologies, Inc.	8,428	68,183
	SYNNEX Corp.	10,748	1,059,108
*	Tech Data Corp.	9,711	984,113
*	Telaria, Inc.	780	6,318
	TESSCO Technologies, Inc.	3,407	50,151
#	TiVo Corp.	35,879	271,963
*	TTM Technologies, Inc.	26,524	277,441
#*	Ultra Clean Holdings, Inc.	11,190	163,262

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Veeco Instruments, Inc.	14,697	$175,041
*	Verint Systems, Inc.	4,493	260,010
	Vishay Intertechnology, Inc.	34,468	585,956
*	Vishay Precision Group, Inc.	2,563	104,417
	Xerox Corp.	38,196	1,226,092
	Xperi Corp.	6,929	147,934
TOTAL INFORMATION TECHNOLOGY			37,086,086
MATERIALS — (5.7%)
*	AdvanSix, Inc.	6,420	164,609
*	AgroFresh Solutions, Inc.	10,796	16,086
*	Alcoa Corp.	39,500	888,355
#*	Allegheny Technologies, Inc.	13,307	289,693
	American Vanguard Corp.	9,936	141,886
#*	Ampco-Pittsburgh Corp.	4,848	17,550
	Ashland Global Holdings, Inc.	1,614	128,281
	Boise Cascade Co.	9,960	268,920
	Cabot Corp.	6,975	311,922
	Carpenter Technology Corp.	13,131	591,026
#*	Century Aluminum Co.	26,808	192,750
*	Clearwater Paper Corp.	4,361	85,606
*	Coeur Mining, Inc.	35,260	162,196
	Commercial Metals Co.	24,409	427,402
*	Core Molding Technologies, Inc.	2,490	16,559
	Domtar Corp.	13,667	580,164
*	Element Solutions, Inc.	60,806	609,276
	Ferroglobe P.L.C.	17,682	26,700
#*	Flotek Industries, Inc.	15,915	48,859
	Friedman Industries, Inc.	1,905	11,773
	FutureFuel Corp.	14,713	171,406
	Gold Resource Corp.	7,937	28,494
	Graphic Packaging Holding Co.	39,577	588,114
	Greif, Inc., Class A	6,268	219,129
	Greif, Inc., Class B	1,431	61,533
	Hawkins, Inc.	2,704	118,084
	Haynes International, Inc.	3,948	117,492
	HB Fuller Co.	11,474	548,572
#	Hecla Mining Co.	130,656	241,714
	Huntsman Corp.	52,125	1,071,169
	Innophos Holdings, Inc.	4,390	119,276
	Innospec, Inc.	6,121	571,579
*	Intrepid Potash, Inc.	31,876	119,216
*	Kraton Corp.	7,897	242,201
#	Kronos Worldwide, Inc.	2,402	32,211
#*	Livent Corp.	4,775	30,751
	Louisiana-Pacific Corp.	28,028	732,652
*	LSB Industries, Inc.	3,651	18,219
	Materion Corp.	6,626	411,673
	Mercer International, Inc.	16,859	219,673
	Minerals Technologies, Inc.	7,929	422,219
	Mosaic Co. (The)	25,744	648,491
	Neenah, Inc.	613	40,280
	Nexa Resources SA	1,752	14,436
	Olin Corp.	30,411	610,349
	Olympic Steel, Inc.	3,793	47,716
	PH Glatfelter Co.	10,635	173,563
*	PQ Group Holdings, Inc.	8,236	128,399
#	Rayonier Advanced Materials, Inc.	8,785	40,850
	Reliance Steel & Aluminum Co.	19,032	1,902,248

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Resolute Forest Products, Inc.	21,514	$131,235
	Schnitzer Steel Industries, Inc., Class A	8,293	220,843
	Schweitzer-Mauduit International, Inc.	7,750	266,833
	Sonoco Products Co.	6,116	367,144
	Steel Dynamics, Inc.	35,639	1,122,985
	Stepan Co.	5,683	563,469
#*	Summit Materials, Inc., Class A	25,617	472,378
*	SunCoke Energy, Inc.	19,275	146,297
	Synalloy Corp.	842	14,297
*	TimkenSteel Corp.	17,420	121,766
*	Trecora Resources	3,192	30,292
	Tredegar Corp.	6,533	108,905
	Trinseo SA	3,996	155,085
*	Tronox Holdings P.L.C., Class A	16,399	181,373
*	UFP Technologies, Inc.	1,242	54,102
	United States Lime & Minerals, Inc.	941	76,108
#	United States Steel Corp.	33,986	510,810
*	Universal Stainless & Alloy Products, Inc.	2,690	43,524
#*	US Concrete, Inc.	1,782	83,914
*	Venator Materials P.L.C	12,212	46,772
*	Verso Corp., Class A	7,342	118,794
	Westlake Chemical Corp.	5,818	393,122
	Worthington Industries, Inc.	13,566	545,625
TOTAL MATERIALS			20,446,995
REAL ESTATE — (0.2%)
	Consolidated-Tomoka Land Co.	1,381	86,616
#*	Forestar Group, Inc.	1,413	29,193
*	FRP Holdings, Inc.	1,216	60,289
	Jones Lang LaSalle, Inc.	325	47,349
*	Marcus & Millichap, Inc.	739	24,535
*	Rafael Holdings, Inc., Class B	5,162	106,854
	RE/MAX Holdings, Inc., Class A	3,415	99,308
#	Realogy Holdings Corp.	27,392	142,712
#*	St Joe Co. (The)	4,421	85,060
*	Stratus Properties, Inc.	650	18,343
*	Tejon Ranch Co.	9,061	167,901
TOTAL REAL ESTATE			868,160
UTILITIES — (0.2%)
*	AquaVenture Holdings, Ltd.	3,604	62,097
#	Genie Energy, Ltd., Class B	2,650	29,203
	Ormat Technologies, Inc.	7,946	520,860
	TerraForm Power, Inc., Class A	13,932	214,692
TOTAL UTILITIES			826,852
TOTAL COMMON STOCKS			336,090,943

TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 2.260%	745,251	745,251
SECURITIES LENDING COLLATERAL — (5.9%)
@§	DFA Short Term Investment Fund	1,825,234	21,119,784
TOTAL INVESTMENTS — (100.0%)
(Cost $349,114,880)^^			$357,955,978

VA U.S. Targeted Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$11,851,500	—	—	$11,851,500
Consumer Discretionary	47,633,234	$463	—	47,633,697
Consumer Staples	14,269,832	—	—	14,269,832
Energy	25,548,526	—	—	25,548,526
Financials	91,452,398	15,070	—	91,467,468
Health Care	16,368,975	—	—	16,368,975
Industrials	69,722,852	—	—	69,722,852
Information Technology	37,086,086	—	—	37,086,086
Materials	20,446,995	—	—	20,446,995
Real Estate	868,160	—	—	868,160
Utilities	826,852	—	—	826,852
Temporary Cash Investments	745,251	—	—	745,251
Securities Lending Collateral	—	21,119,784	—	21,119,784
TOTAL	$336,820,661	$21,135,317	—	$357,955,978

VA U.S. Large Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.4%)
COMMUNICATION SERVICES — (11.1%)
	Activision Blizzard, Inc.	30,610	$1,491,931
*	Altice USA, Inc., Class A	16,543	426,975
	AT&T, Inc.	577,430	19,661,491
	CenturyLink, Inc.	121,947	1,474,339
*	Charter Communications, Inc., Class A	13,352	5,145,594
	Comcast Corp., Class A	395,937	17,092,600
#*	Discovery, Inc., Class A	20,493	621,143
*	Discovery, Inc., Class C	34,138	964,057
*	DISH Network Corp., Class A	23,343	790,394
	Fox Corp., Class A	28,516	1,064,217
*	Fox Corp., Class B	18,564	690,581
	Interpublic Group of Cos., Inc. (The)	7,936	181,893
*	Liberty Broadband Corp., Class A	600	58,914
*	Liberty Broadband Corp., Class C	3,821	380,228
#*	Liberty Media Corp.-Liberty Formula One, Class A	535	20,052
*	Liberty Media Corp.-Liberty Formula One, Class C	1,727	68,009
*	Liberty Media Corp.-Liberty SiriusXM, Class A	2,140	89,088
*	Liberty Media Corp.-Liberty SiriusXM, Class C	6,909	289,211
*	Madison Square Garden Co. (The), Class A	622	180,405
	News Corp., Class A	10,744	141,391
	News Corp., Class B	6,265	84,327
#*	Sprint Corp.	33,154	243,019
*	T-Mobile US, Inc.	21,324	1,700,163
	Viacom, Inc., Class B	42,346	1,285,201
	Walt Disney Co. (The)	44,856	6,414,857
TOTAL COMMUNICATION SERVICES			60,560,080
CONSUMER DISCRETIONARY — (6.4%)
	Advance Auto Parts, Inc.	4,728	712,226
	Aramark	22,279	806,277
#	Autoliv, Inc.	6,304	454,834
	BorgWarner, Inc.	20,653	780,683
*	Capri Holdings, Ltd.	1,300	46,267
*	CarMax, Inc.	4,971	436,255
	Carnival Corp.	24,422	1,153,451
*	Dollar Tree, Inc.	11,500	1,170,125
	DR Horton, Inc.	50,604	2,324,242
	Foot Locker, Inc.	7,709	316,531
	Ford Motor Co.	286,100	2,726,533
#	Gap, Inc. (The)	18,576	362,232
	Garmin, Ltd.	12,206	959,269
	General Motors Co.	97,773	3,944,163
	Gentex Corp.	27,109	743,329
#	Harley-Davidson, Inc.	6,273	224,448
	Hyatt Hotels Corp., Class A	2,188	169,242
	Kohl's Corp.	24,910	1,341,653
	Lear Corp.	6,060	768,287
	Lennar Corp., Class A	19,467	926,045
	Lennar Corp., Class B	607	23,066
*	LKQ Corp.	29,426	792,442
	Macy's, Inc.	40,996	931,839
	MGM Resorts International	32,476	974,929
*	Mohawk Industries, Inc.	9,865	1,230,067
	Newell Brands, Inc.	10,577	150,088

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Norwegian Cruise Line Holdings, Ltd.	26,812	$1,325,585
	PulteGroup, Inc.	39,397	1,241,399
	PVH Corp.	8,175	726,921
*	Qurate Retail, Inc.	46,141	652,434
	Ralph Lauren Corp.	5,787	603,179
	Royal Caribbean Cruises, Ltd.	17,135	1,993,486
	Tapestry, Inc.	8,069	249,574
	Target Corp.	24,624	2,127,513
	Toll Brothers, Inc.	3,807	136,938
#*	Veoneer, Inc.	2,824	51,256
	Whirlpool Corp.	7,935	1,154,384
TOTAL CONSUMER DISCRETIONARY			34,731,192
CONSUMER STAPLES — (4.5%)
	Archer-Daniels-Midland Co.	20,188	829,323
	Bunge, Ltd.	12,642	738,672
	Conagra Brands, Inc.	4,245	122,553
	Constellation Brands, Inc., Class A	5,354	1,053,774
	Coty, Inc., Class A	11,310	123,392
	Ingredion, Inc.	4,331	334,743
	JM Smucker Co. (The)	13,623	1,514,741
	Kraft Heinz Co. (The)	13,469	431,143
	Kroger Co. (The)	46,267	979,010
	Molson Coors Brewing Co., Class B	18,047	974,358
	Mondelez International, Inc., Class A	63,318	3,386,880
*	Post Holdings, Inc.	6,880	737,674
	Seaboard Corp.	12	48,980
	Tyson Foods, Inc., Class A	23,525	1,870,237
*	US Foods Holding Corp.	20,298	717,940
	Walgreens Boots Alliance, Inc.	53,539	2,917,340
	Walmart, Inc.	71,578	7,900,780
TOTAL CONSUMER STAPLES			24,681,540
ENERGY — (13.3%)
	Anadarko Petroleum Corp.	16,618	1,224,082
	Apache Corp.	36,776	898,070
	Baker Hughes a GE Co.	14,996	380,749
	Chevron Corp.	167,173	20,580,668
	Cimarex Energy Co.	2,323	117,706
	Concho Resources, Inc.	12,560	1,226,861
	ConocoPhillips	91,117	5,383,192
	Devon Energy Corp.	41,038	1,108,026
	Diamondback Energy, Inc.	8,510	880,189
	Exxon Mobil Corp.	234,526	17,439,353
	Helmerich & Payne, Inc.	6,825	339,066
	Hess Corp.	26,336	1,707,626
	HollyFrontier Corp.	23,175	1,153,420
	Kinder Morgan, Inc.	125,563	2,589,109
	Marathon Oil Corp.	95,803	1,347,948
	Marathon Petroleum Corp.	55,729	3,142,558
#	Murphy Oil Corp.	14,637	351,874
	National Oilwell Varco, Inc.	19,350	460,917
	Noble Energy, Inc.	52,942	1,168,959
	Occidental Petroleum Corp.	53,803	2,763,322
*	Parsley Energy, Inc., Class A	3,962	65,730
	Phillips 66	19,207	1,969,870
	Pioneer Natural Resources Co.	6,438	888,702
	Schlumberger, Ltd.	29,353	1,173,239

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Targa Resources Corp.	16,690	$649,408
	TechnipFMC P.L.C.	22,952	632,098
#*	Transocean, Ltd.	8,100	49,248
	Valero Energy Corp.	32,870	2,802,168
*	WPX Energy, Inc.	1,746	18,228
TOTAL ENERGY			72,512,386
FINANCIALS — (23.9%)
	Aflac, Inc.	36,222	1,906,726
*	Alleghany Corp.	521	357,265
	Allstate Corp. (The)	12,679	1,361,725
	Ally Financial, Inc.	51,633	1,699,242
	American Financial Group, Inc.	5,612	574,557
	American International Group, Inc.	23,508	1,316,213
*	Arch Capital Group, Ltd.	10,751	415,956
	Assurant, Inc.	3,963	449,246
*	Athene Holding, Ltd., Class A	6,508	265,917
	Axis Capital Holdings, Ltd.	1,673	106,520
	Bank of America Corp.	414,877	12,728,426
	Bank of New York Mellon Corp. (The)	62,976	2,954,834
	BB&T Corp.	36,312	1,871,157
*	Berkshire Hathaway, Inc., Class B	54,589	11,214,218
	Capital One Financial Corp.	34,138	3,155,034
	Chubb, Ltd.	9,800	1,497,832
	CIT Group, Inc.	8,140	411,477
	Citigroup, Inc.	128,445	9,140,146
	Citizens Financial Group, Inc.	14,080	524,621
	CNA Financial Corp.	3,404	163,018
	Comerica, Inc.	17,468	1,278,658
	East West Bancorp, Inc.	10,598	508,810
	Everest Re Group, Ltd.	2,530	623,999
	Fifth Third Bancorp	73,951	2,195,605
#	Franklin Resources, Inc.	367	11,975
	Goldman Sachs Group, Inc. (The)	24,966	5,495,766
	Hartford Financial Services Group, Inc. (The)	51,701	2,979,529
	Huntington Bancshares, Inc.	132,757	1,891,787
	Invesco, Ltd.	12,680	243,329
	Jefferies Financial Group, Inc.	6,961	148,478
	JPMorgan Chase & Co.	165,431	19,189,996
	KeyCorp	74,613	1,370,641
	Lincoln National Corp.	11,260	735,728
	Loews Corp.	17,112	916,177
	M&T Bank Corp.	2,208	362,664
	MetLife, Inc.	25,180	1,244,396
	Morgan Stanley	89,250	3,976,980
	New York Community Bancorp, Inc.	16,685	192,378
	Old Republic International Corp.	13,666	311,721
	PacWest Bancorp	1,151	44,463
	People's United Financial, Inc.	8,409	138,076
	PNC Financial Services Group, Inc. (The)	21,999	3,143,657
	Principal Financial Group, Inc.	29,370	1,704,635
#	Prosperity Bancshares, Inc.	567	39,344
	Prudential Financial, Inc.	13,537	1,371,434
	Regions Financial Corp.	97,923	1,559,913
	Reinsurance Group of America, Inc.	4,352	678,564
	RenaissanceRe Holdings, Ltd.	2,150	389,473
	Santander Consumer USA Holdings, Inc.	14,288	384,490
	Signature Bank	444	56,592
	State Street Corp.	8,498	493,649

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	SunTrust Banks, Inc.	20,607	$1,372,426
	Synchrony Financial	19,684	706,262
	Synovus Financial Corp.	4,904	187,186
	Travelers Cos., Inc. (The)	19,149	2,807,626
	Unum Group	13,893	443,881
	Voya Financial, Inc.	6,430	361,173
	Wells Fargo & Co.	363,301	17,587,401
	WR Berkley Corp.	8,544	592,868
	Zions Bancorp NA	15,492	698,224
TOTAL FINANCIALS			130,554,084
HEALTH CARE — (13.4%)
	Abbott Laboratories	36,990	3,221,829
	Allergan P.L.C.	7,075	1,135,537
	Anthem, Inc.	21,026	6,194,470
	Becton Dickinson and Co.	1,497	378,442
*	Bio-Rad Laboratories, Inc., Class A	754	237,435
	Cardinal Health, Inc.	21,056	962,891
*	Centene Corp.	26,102	1,359,653
*	Cigna Corp.	25,823	4,387,844
	CVS Health Corp.	90,272	5,043,497
	Danaher Corp.	32,152	4,517,356
*	DaVita, Inc.	19,353	1,158,277
	DENTSPLY SIRONA, Inc.	5,350	291,307
*	Elanco Animal Health, Inc.	1,300	42,848
*	Henry Schein, Inc.	3,668	244,069
	Humana, Inc.	9,731	2,887,674
*	IQVIA Holdings, Inc.	9,413	1,498,267
*	Jazz Pharmaceuticals P.L.C.	5,173	721,013
*	Laboratory Corp. of America Holdings	14,026	2,349,635
	McKesson Corp.	12,043	1,673,375
	Medtronic P.L.C.	74,900	7,635,306
*	Mylan NV	52,664	1,100,678
	PerkinElmer, Inc.	200	17,224
	Perrigo Co. P.L.C.	8,650	467,186
	Pfizer, Inc.	406,902	15,804,074
	Quest Diagnostics, Inc.	17,259	1,761,799
	STERIS P.L.C.	3,874	576,684
*	Syneos Health, Inc.	1,106	56,506
	Thermo Fisher Scientific, Inc.	16,736	4,647,252
*	United Therapeutics Corp.	2,598	205,866
	Universal Health Services, Inc., Class B	9,906	1,494,419
*	WellCare Health Plans, Inc.	1,162	333,784
	Zimmer Biomet Holdings, Inc.	6,119	826,860
TOTAL HEALTH CARE			73,233,057
INDUSTRIALS — (10.3%)
	Acuity Brands, Inc.	331	44,427
*	AECOM	9,375	337,031
	AGCO Corp.	8,813	678,601
	Alaska Air Group, Inc.	11,735	743,530
	AMERCO	1,629	630,423
	Arconic, Inc.	53,719	1,345,124
	Arcosa, Inc.	1,576	59,100
	Carlisle Cos., Inc.	6,401	923,088
	Cummins, Inc.	10,007	1,641,148
	Delta Air Lines, Inc.	45,864	2,799,539
	Dover Corp.	10,040	972,374

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Eaton Corp. P.L.C.	31,345	$2,576,246
	FedEx Corp.	18,335	3,126,668
	Fluor Corp.	4,238	137,777
	Fortune Brands Home & Security, Inc.	6,674	366,670
	General Electric Co.	200,944	2,099,865
*	Genesee & Wyoming, Inc., Class A	1,558	171,084
	Ingersoll-Rand P.L.C.	13,320	1,647,151
	Jacobs Engineering Group, Inc.	6,798	560,903
*	JetBlue Airways Corp.	35,732	687,126
	Johnson Controls International P.L.C.	45,036	1,911,328
	Kansas City Southern	12,742	1,576,695
	L3Harris Technologies, Inc.	8,099	1,681,352
	ManpowerGroup, Inc.	7,464	681,836
	Nielsen Holdings P.L.C.	34,910	808,516
	Norfolk Southern Corp.	19,191	3,667,784
	nVent Electric P.L.C.	11,571	286,845
	Oshkosh Corp.	7,131	595,938
	Owens Corning	13,548	785,784
	PACCAR, Inc.	21,096	1,479,673
	Parker-Hannifin Corp.	200	35,016
	Pentair P.L.C.	17,893	694,427
	Quanta Services, Inc.	11,715	438,375
	Republic Services, Inc.	28,633	2,538,315
*	Sensata Technologies Holding P.L.C.	13,984	663,261
	Snap-on, Inc.	5,998	915,355
	Southwest Airlines Co.	35,245	1,816,175
	Stanley Black & Decker, Inc.	17,128	2,527,921
	Textron, Inc.	32,300	1,592,390
*	United Airlines Holdings, Inc.	30,813	2,832,023
*	United Rentals, Inc.	1,734	219,438
	United Technologies Corp.	44,251	5,911,934
#	Wabtec Corp.	5,108	396,789
#*	XPO Logistics, Inc.	14,263	962,467
TOTAL INDUSTRIALS			56,567,512
INFORMATION TECHNOLOGY — (10.5%)
*	Akamai Technologies, Inc.	4,465	393,500
	Amdocs, Ltd.	12,468	797,827
	Analog Devices, Inc.	10,063	1,182,000
*	Arrow Electronics, Inc.	11,131	808,222
	Avnet, Inc.	7,787	353,685
	Broadcom, Inc.	3,573	1,036,134
	Cisco Systems, Inc.	65,670	3,638,118
	Cognizant Technology Solutions Corp., Class A	41,585	2,708,847
	Corning, Inc.	55,013	1,691,650
	Cypress Semiconductor Corp.	3,217	73,894
*	Dell Technologies, Class C	4,282	247,243
	Dolby Laboratories, Inc., Class A	858	58,430
	DXC Technology Co.	23,052	1,285,610
	Fidelity National Information Services, Inc.	25,321	3,373,969
*	Flex, Ltd.	27,933	311,453
	Hewlett Packard Enterprise Co.	170,324	2,447,556
	HP, Inc.	106,724	2,245,473
	Intel Corp.	392,945	19,863,370
*	IPG Photonics Corp.	1,230	161,142
	Jabil, Inc.	1,501	46,351
	Juniper Networks, Inc.	31,998	864,586
	Lam Research Corp.	1,304	272,027
	Leidos Holdings, Inc.	16,325	1,340,282

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Marvell Technology Group, Ltd.	17,533	$460,417
*	Micron Technology, Inc.	86,728	3,893,220
*	ON Semiconductor Corp.	37,134	798,752
*	Qorvo, Inc.	8,700	637,623
	Skyworks Solutions, Inc.	4,627	394,591
	SS&C Technologies Holdings, Inc.	18,616	892,637
	SYNNEX Corp.	979	96,471
*	Synopsys, Inc.	651	86,427
	TE Connectivity, Ltd.	23,110	2,135,364
	Western Digital Corp.	38,721	2,086,675
	Xerox Corp.	28,577	917,322
TOTAL INFORMATION TECHNOLOGY			57,600,868
MATERIALS — (5.3%)
	Air Products & Chemicals, Inc.	6,186	1,412,078
#	Albemarle Corp.	9,079	662,404
	Ashland Global Holdings, Inc.	5,633	447,711
	Ball Corp.	10,479	749,039
	CF Industries Holdings, Inc.	23,026	1,141,169
*	Corteva, Inc.	17,233	508,374
*	Dow, Inc.	53,775	2,604,861
	DuPont de Nemours, Inc.	17,233	1,243,533
	Eastman Chemical Co.	18,227	1,373,404
	FMC Corp.	3,749	323,989
	Freeport-McMoRan, Inc.	115,618	1,278,735
	Huntsman Corp.	9,737	200,095
#	International Flavors & Fragrances, Inc.	1,536	221,169
	International Paper Co.	33,058	1,451,577
	Linde P.L.C.	13,100	2,505,768
	LyondellBasell Industries NV, Class A	16,339	1,367,411
	Martin Marietta Materials, Inc.	4,539	1,124,537
	Mosaic Co. (The)	21,306	536,698
	Newmont Goldcorp Corp.	42,550	1,553,926
	Nucor Corp.	42,059	2,287,168
	Packaging Corp. of America	10,295	1,039,486
	Reliance Steel & Aluminum Co.	8,693	868,865
	Royal Gold, Inc.	2,190	250,646
	Sonoco Products Co.	2,845	170,785
	Steel Dynamics, Inc.	28,855	909,221
	Valvoline, Inc.	16,013	323,302
	Vulcan Materials Co.	9,441	1,306,162
	Westlake Chemical Corp.	5,517	372,784
	WestRock Co.	26,354	950,062
TOTAL MATERIALS			29,184,959
REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	16,234	860,564
*	Howard Hughes Corp. (The)	807	108,945
	Jones Lang LaSalle, Inc.	5,582	813,242
TOTAL REAL ESTATE			1,782,751
UTILITIES — (0.4%)
	MDU Resources Group, Inc.	6,027	161,162
	NRG Energy, Inc.	17,305	590,793

VA U.S. Large Value Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
Vistra Energy Corp.	55,822	$1,197,940
TOTAL UTILITIES		1,949,895
TOTAL COMMON STOCKS		543,358,324

SECURITIES LENDING COLLATERAL — (0.6%)
@§	DFA Short Term Investment Fund	284,349	3,290,206
TOTAL INVESTMENTS — (100.0%)
(Cost $450,641,736)^^			$546,648,530
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$60,560,080	—	—	$60,560,080
Consumer Discretionary	34,731,192	—	—	34,731,192
Consumer Staples	24,681,540	—	—	24,681,540
Energy	72,512,386	—	—	72,512,386
Financials	130,554,084	—	—	130,554,084
Health Care	73,233,057	—	—	73,233,057
Industrials	56,567,512	—	—	56,567,512
Information Technology	57,600,868	—	—	57,600,868
Materials	29,184,959	—	—	29,184,959
Real Estate	1,782,751	—	—	1,782,751
Utilities	1,949,895	—	—	1,949,895
Securities Lending Collateral	—	$3,290,206	—	3,290,206
TOTAL	$543,358,324	$3,290,206	—	$546,648,530

VA International Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Shares	Value»
COMMON STOCKS — (97.7%)
AUSTRALIA — (6.8%)
AMP, Ltd.	170,099	$206,908
Aurizon Holdings, Ltd.	79,484	312,031
Australia & New Zealand Banking Group, Ltd.	242,031	4,599,721
Bank of Queensland, Ltd.	41,357	263,430
Bendigo & Adelaide Bank, Ltd.	45,980	359,930
BlueScope Steel, Ltd.	71,685	632,702
Boral, Ltd.	108,300	379,549
Challenger, Ltd.	7,788	37,518
Crown Resorts, Ltd.	8,789	71,063
Downer EDI, Ltd.	34,395	168,983
Fortescue Metals Group, Ltd.	241,074	1,357,297
# Harvey Norman Holdings, Ltd.	57,544	172,328
Incitec Pivot, Ltd.	153,141	363,593
LendLease Group	39,494	391,451
National Australia Bank, Ltd.	166,658	3,245,795
Newcrest Mining, Ltd.	29,042	700,934
Oil Search, Ltd.	55,910	270,737
Origin Energy, Ltd.	92,720	501,722
QBE Insurance Group, Ltd.	62,715	534,482
Qube Holdings, Ltd.	59,269	127,599
Santos, Ltd.	179,159	882,746
South32, Ltd.	562,620	1,197,121
Star Entertainment Grp, Ltd. (The)	68,502	193,343
Suncorp Group, Ltd.	81,567	751,785
Tabcorp Holdings, Ltd.	91,547	280,838
Westpac Banking Corp.	12,982	254,706
Whitehaven Coal, Ltd.	105,012	263,180
Woodside Petroleum, Ltd.	80,603	1,900,697
WorleyParsons, Ltd.	14,874	162,983
TOTAL AUSTRALIA		20,585,172
AUSTRIA — (0.1%)
Raiffeisen Bank International AG	8,733	204,803
Voestalpine AG	4,517	119,246
TOTAL AUSTRIA		324,049
BELGIUM — (1.0%)
Ageas	12,339	662,426
KBC Group NV	14,235	915,279
Solvay SA	6,973	714,000
UCB SA	9,161	714,343
TOTAL BELGIUM		3,006,048
CANADA — (8.5%)
# AltaGas, Ltd.	9,391	143,804
Bank of Montreal	22,673	1,696,167
Bank of Nova Scotia (The)	46,450	2,479,820
Bank of Nova Scotia (The)	9,982	532,839
Barrick Gold Corp.	14,212	230,980
Barrick Gold Corp.	37,208	605,002
Cameco Corp.	21,467	197,282
Canadian Imperial Bank of Commerce	7,164	563,599
Canadian Imperial Bank of Commerce	8,249	648,949
Canadian Natural Resources, Ltd.	86,549	2,187,959

VA International Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Cenovus Energy, Inc.	42,100	$390,688
	Element Fleet Management Corp.	12,245	93,150
	Empire Co., Ltd., Class A	3,167	83,818
	Encana Corp.	44,395	202,835
	Encana Corp.	47,818	218,528
	Fairfax Financial Holdings, Ltd.	2,494	1,155,445
	First Quantum Minerals, Ltd.	30,796	283,739
#	Genworth MI Canada, Inc.	2,700	99,649
	Great-West Lifeco, Inc.	11,680	256,468
	Husky Energy, Inc.	44,388	344,397
*	IA Financial Crop., Inc.	11,174	448,382
	Imperial Oil, Ltd.	2,100	57,504
	Imperial Oil, Ltd.	19,463	533,092
*	Kinross Gold Corp.	136,784	553,437
	Linamar Corp.	849	28,755
	Lundin Mining Corp.	63,520	307,541
	Magna International, Inc.	33,879	1,708,179
	Manulife Financial Corp.	5,708	103,365
	Manulife Financial Corp.	86,295	1,560,214
	Nutrien, Ltd.	3,400	186,410
	Nutrien, Ltd.	17,524	960,523
	Onex Corp.	2,695	162,807
#*	Stars Group, Inc. (The)	5,583	86,816
	Sun Life Financial, Inc.	18,713	774,531
	Suncor Energy, Inc.	45,346	1,301,145
	Suncor Energy, Inc.	75,053	2,154,021
	Teck Resources, Ltd., Class B	14,790	302,569
#	Teck Resources, Ltd., Class B	55,838	1,144,121
	TMX Group, Ltd.	3,800	282,221
	Tourmaline Oil Corp.	19,704	259,774
	West Fraser Timber Co., Ltd.	4,400	171,993
	Wheaton Precious Metals Corp.	1,613	42,164
TOTAL CANADA			25,544,682
DENMARK — (1.6%)
	AP Moller - Maersk A.S., Class A	139	148,797
	AP Moller - Maersk A.S., Class B	167	187,516
	Carlsberg A.S., Class B	7,124	973,066
	Danske Bank A.S.	20,535	304,792
#*	Demant A.S.	6,848	201,757
	DSV A.S.	6,473	617,808
	H Lundbeck A.S.	7,719	297,565
	ISS A.S.	12,670	355,324
	Rockwool International A.S., Class A	30	6,589
	Rockwool International A.S., Class B	680	165,968
	Tryg A.S.	3,496	106,702
	Vestas Wind Systems A.S.	16,721	1,372,151
TOTAL DENMARK			4,738,035
FINLAND — (0.9%)
	Fortum Oyj	27,784	637,355
#	Nokia Oyj	20,691	111,517
	Nordea Bank Abp	100,535	644,959
	Stora Enso Oyj, Class R	28,397	327,031
	UPM-Kymmene Oyj	39,810	1,073,079
TOTAL FINLAND			2,793,941

VA International Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (9.9%)
	Amundi SA	1,413	$97,221
	Arkema SA	6,604	594,397
	Atos SE	566	45,513
	AXA SA	58,603	1,476,107
	BNP Paribas SA	51,999	2,433,554
	Bollore SA	60,142	258,631
	Bouygues SA	26,110	934,715
	Carrefour SA	57,381	1,102,654
	Cie de Saint-Gobain	54,149	2,074,372
	Cie Generale des Etablissements Michelin SCA	19,053	2,106,259
	CNP Assurances	14,800	305,889
	Credit Agricole SA	26,596	316,598
	Electricite de France SA	53,134	657,756
	Engie SA	81,674	1,256,921
	Faurecia SE	515	24,371
#	Iliad SA	562	58,102
	Natixis SA	69,834	280,056
	Orange SA	133,175	1,973,984
	Peugeot SA	69,936	1,650,699
	Publicis Groupe SA	2,849	140,586
	Renault SA	22,289	1,243,228
	Sanofi	1,809	150,747
	SCOR SE	6,163	253,265
	SES SA	13,379	220,960
	Societe Generale SA	36,966	905,470
	Total SA	167,429	8,677,875
#	Valeo SA	22,309	695,203
*	Worldline SA	220	15,721
TOTAL FRANCE			29,950,854
GERMANY — (5.8%)
	1&1 Drillisch AG	2,142	64,329
	Allianz SE	776	180,039
	BASF SE	2,983	198,024
	Bayer AG	45,248	2,930,667
	Bayerische Motoren Werke AG	29,120	2,142,913
	Commerzbank AG	75,025	509,093
	Continental AG	3,826	524,562
	Daimler AG	92,360	4,772,830
	Deutsche Bank AG	47,302	365,647
	Deutsche Bank AG	47,848	373,693
	Deutsche Lufthansa AG	36,444	577,566
	Evonik Industries AG	11,238	319,796
	Fraport AG Frankfurt Airport Services Worldwide	3,040	253,880
	Hapag-Lloyd AG	1,750	73,499
	HeidelbergCement AG	21,343	1,541,337
	Innogy SE	4,599	193,235
	METRO AG	7,044	108,349
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,310	550,491
	RWE AG	17,269	466,588
*	Talanx AG	4,970	208,554
	Telefonica Deutschland Holding AG	92,553	233,011
	Uniper SE	16,317	502,715
	Volkswagen AG	3,115	531,090
TOTAL GERMANY			17,621,908
HONG KONG — (3.1%)
	Bank of East Asia, Ltd. (The)	33,341	96,357

VA International Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	BOC Aviation, Ltd.	18,500	$159,384
	Cathay Pacific Airways, Ltd.	88,000	124,111
	CK Asset Holdings, Ltd.	71,500	537,618
	CK Hutchison Holdings, Ltd.	164,012	1,532,689
	Guoco Group, Ltd.	7,000	110,280
	Hang Lung Group, Ltd.	77,000	197,783
	Hang Lung Properties, Ltd.	120,000	282,183
	Henderson Land Development Co., Ltd.	68,255	353,025
	Kerry Properties, Ltd.	57,000	214,035
	Melco International Development, Ltd.	22,000	53,530
	MTR Corp., Ltd.	56,660	371,830
	New World Development Co., Ltd.	549,842	774,172
	NWS Holdings, Ltd.	118,889	220,742
	PCCW, Ltd.	53,000	30,226
	Shangri-La Asia, Ltd.	52,000	63,267
	Sino Land Co., Ltd.	226,492	366,776
	SJM Holdings, Ltd.	155,000	168,265
	Sun Hung Kai Properties, Ltd.	95,362	1,536,791
	Swire Pacific, Ltd., Class A	51,500	587,001
	Swire Pacific, Ltd., Class B	92,500	164,711
	WH Group, Ltd.	564,000	548,981
	Wharf Holdings, Ltd. (The)	107,635	261,712
	Wheelock & Co., Ltd.	53,000	333,520
	Xinyi Glass Holdings, Ltd.	86,000	86,691
	Yue Yuen Industrial Holdings, Ltd.	60,500	169,517
TOTAL HONG KONG			9,345,197
IRELAND — (0.4%)
	AIB Group P.L.C.	35,416	121,305
	Bank of Ireland Group P.L.C.	57,304	252,915
	CRH P.L.C., Sponsored ADR	17,802	593,875
	Flutter Entertainment P.L.C.	3,388	267,608
TOTAL IRELAND			1,235,703
ISRAEL — (0.4%)
	Bank Hapoalim BM	67,998	514,238
	Bank Leumi Le-Israel BM	48,338	351,635
*	First International Bank Of Israel, Ltd.	4,732	121,974
	Israel Discount Bank, Ltd., Class A	78,197	337,500
TOTAL ISRAEL			1,325,347
ITALY — (2.3%)
	Eni SpA	115,611	1,805,994
	Fiat Chrysler Automobiles NV	103,842	1,391,112
	Intesa Sanpaolo SpA	709,285	1,538,373
	Mediobanca Banca di Credito Finanziario SpA	18,386	184,155
*	Telecom Italia SpA	1,601,899	900,630
*	Telecom Italia SpA, Sponsored ADR	18,000	100,080
#	UniCredit SpA	88,315	1,039,864
TOTAL ITALY			6,960,208
JAPAN — (22.0%)
	AEON Financial Service Co., Ltd.	3,100	50,010
	AGC, Inc.	21,000	643,229
	Aisin Seiki Co., Ltd.	12,300	399,727
	Alps Alpine Co., Ltd.	3,000	54,613
	Amada Holdings Co., Ltd.	24,400	268,269

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aozora Bank, Ltd.	6,400	$146,672
	Asahi Kasei Corp.	7,900	80,366
	Bank of Kyoto, Ltd. (The)	2,500	97,025
	Brother Industries, Ltd.	16,000	283,287
	Canon Marketing Japan, Inc.	6,700	128,334
	Chiba Bank, Ltd. (The)	30,300	149,860
	Chugoku Bank, Ltd. (The)	4,700	41,091
	Citizen Watch Co., Ltd.	31,000	154,270
#	Coca-Cola Bottlers Japan Holdings, Inc.	9,400	231,380
	Concordia Financial Group, Ltd.	57,500	202,477
	Cosmo Energy Holdings Co., Ltd.	4,700	96,880
	Credit Saison Co., Ltd.	9,900	120,356
	Dai Nippon Printing Co., Ltd.	9,300	195,063
	Daicel Corp.	28,800	243,707
	Daido Steel Co., Ltd.	2,600	98,714
	Dai-ichi Life Holdings, Inc.	46,300	680,658
	Daiwa Securities Group, Inc.	121,000	521,696
	DeNA Co., Ltd.	2,800	53,403
	Denka Co., Ltd.	5,400	155,403
	Denso Corp.	26,100	1,107,826
	Dentsu, Inc.	11,600	383,450
	DIC Corp.	8,000	215,837
	Dowa Holdings Co., Ltd.	4,900	154,750
	Ebara Corp.	9,400	252,616
	Fuji Media Holdings, Inc.	1,800	23,419
	FUJIFILM Holdings Corp.	4,100	194,334
	Fukuoka Financial Group, Inc.	9,200	168,474
	Fukuyama Transporting Co., Ltd.	3,000	112,959
	Furukawa Electric Co., Ltd.	8,100	217,246
	Fuyo General Lease Co., Ltd.	200	11,870
	Glory, Ltd.	2,300	60,734
	GS Yuasa Corp.	400	7,481
	Gunma Bank, Ltd. (The)	12,000	41,341
	Hachijuni Bank, Ltd. (The)	15,000	56,525
	Hankyu Hanshin Holdings, Inc.	17,800	624,928
	Haseko Corp.	9,000	97,494
	Heiwa Corp.	5,200	106,696
	Hino Motors, Ltd.	7,900	63,376
	Hitachi Capital Corp.	6,000	122,876
	Hitachi Chemical Co., Ltd.	8,600	235,170
	Hitachi Metals, Ltd.	26,700	280,706
	Hitachi, Ltd.	45,000	1,595,466
	Honda Motor Co., Ltd.	108,400	2,697,048
	Ibiden Co., Ltd.	12,200	217,507
	Idemitsu Kosan Co., Ltd.	14,700	405,094
	IHI Corp.	8,900	212,074
	Iida Group Holdings Co., Ltd.	14,400	236,197
	Inpex Corp.	70,000	613,925
	Isetan Mitsukoshi Holdings, Ltd.	13,100	104,144
	Isuzu Motors, Ltd.	13,600	150,490
	ITOCHU Corp.	40,300	767,341
	Itoham Yonekyu Holdings, Inc.	9,300	60,924
	Iyo Bank, Ltd. (The)	12,500	60,751
	J Front Retailing Co., Ltd.	24,500	287,624
	Japan Post Holdings Co., Ltd.	27,800	272,510
	JFE Holdings, Inc.	47,800	631,963
	JGC Corp.	6,800	88,532
	JSR Corp.	22,400	369,934
	JTEKT Corp.	25,600	303,529

VA International Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
JXTG Holdings, Inc.	211,827	$996,821
Kajima Corp.	24,300	312,519
Kamigumi Co., Ltd.	6,400	147,130
Kandenko Co., Ltd.	8,900	77,599
Kaneka Corp.	7,200	267,318
Kawasaki Heavy Industries, Ltd.	15,400	335,071
Kinden Corp.	7,000	105,893
Kobe Steel, Ltd.	31,600	202,755
Kokuyo Co., Ltd.	5,300	71,487
Konica Minolta, Inc.	47,400	392,811
K's Holdings Corp.	13,800	125,829
Kuraray Co., Ltd.	35,100	415,120
Kyocera Corp.	3,000	182,842
Kyushu Financial Group, Inc.	5,550	21,063
Lintec Corp.	1,100	23,145
LIXIL Group Corp.	27,000	467,020
Mabuchi Motor Co., Ltd.	2,700	93,214
Maeda Corp.	15,800	118,375
Maeda Road Construction Co., Ltd.	6,100	129,445
Marubeni Corp.	65,800	426,553
Mazda Motor Corp.	56,800	549,524
Mebuki Financial Group, Inc.	28,540	70,422
Medipal Holdings Corp.	3,400	72,222
Mitsubishi Chemical Holdings Corp.	80,300	570,090
Mitsubishi Corp.	49,000	1,315,762
Mitsubishi Gas Chemical Co., Inc.	16,700	222,235
Mitsubishi Heavy Industries, Ltd.	13,500	556,891
Mitsubishi Logistics Corp.	2,599	69,120
Mitsubishi Materials Corp.	11,500	316,314
Mitsubishi Motors Corp.	46,300	203,743
Mitsubishi Tanabe Pharma Corp.	7,000	79,029
Mitsubishi UFJ Financial Group, Inc.	386,000	1,906,454
Mitsubishi UFJ Lease & Finance Co., Ltd.	46,200	244,824
Mitsui & Co., Ltd.	36,100	586,873
Mitsui Chemicals, Inc.	19,900	455,060
Mitsui Fudosan Co., Ltd.	3,000	67,723
Mitsui OSK Lines, Ltd.	10,600	259,976
Mizuho Financial Group, Inc.	736,200	1,044,904
MS&AD Insurance Group Holdings, Inc.	16,650	545,763
Nagase & Co., Ltd.	7,600	110,727
NEC Corp.	15,700	641,805
NGK Insulators, Ltd.	19,900	295,968
NGK Spark Plug Co., Ltd.	7,700	147,028
NH Foods, Ltd.	9,700	359,752
NHK Spring Co., Ltd.	19,400	152,129
Nikkon Holdings Co., Ltd.	1,000	23,368
Nikon Corp.	21,900	295,687
Nippo Corp.	5,000	95,257
Nippon Electric Glass Co., Ltd.	5,900	131,944
Nippon Express Co., Ltd.	7,600	428,340
Nippon Kayaku Co., Ltd.	6,000	70,548
Nippon Paper Industries Co., Ltd.	8,000	141,049
Nippon Shokubai Co., Ltd.	3,200	207,696
Nippon Steel Corp.	52,518	822,807
Nippon Yusen K.K.	14,500	241,577
Nipro Corp.	7,700	85,362
Nissan Motor Co., Ltd.	134,500	874,240
NOK Corp.	9,000	132,130
Nomura Holdings, Inc.	113,200	363,849

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nomura Real Estate Holdings, Inc.	12,900	$261,225
	NSK, Ltd.	35,700	301,856
	NTN Corp.	14,400	39,960
	Obayashi Corp.	70,100	663,919
	Oji Holdings Corp.	93,000	480,927
	ORIX Corp.	72,600	1,036,142
	Rengo Co., Ltd.	20,300	154,150
	Resona Holdings, Inc.	74,000	301,672
	Ricoh Co., Ltd.	50,000	457,968
	Rohm Co., Ltd.	6,700	466,938
	Sankyo Co., Ltd.	1,800	61,968
	Sega Sammy Holdings, Inc.	3,400	43,585
	Seino Holdings Co., Ltd.	7,900	98,400
#	Sekisui House, Ltd.	65,900	1,108,001
	Shimamura Co., Ltd.	1,900	134,347
	Shimizu Corp.	58,900	473,988
	Shinsei Bank, Ltd.	5,500	83,077
	Shizuoka Bank, Ltd. (The)	13,000	89,885
	Showa Denko K.K.	10,600	284,369
	Sojitz Corp.	89,970	281,092
	Sompo Holdings, Inc.	13,397	554,809
	Sumitomo Bakelite Co., Ltd.	1,400	47,624
	Sumitomo Chemical Co., Ltd.	160,700	732,827
	Sumitomo Corp.	48,500	719,675
	Sumitomo Electric Industries, Ltd.	71,600	885,902
	Sumitomo Forestry Co., Ltd.	11,400	142,694
	Sumitomo Heavy Industries, Ltd.	12,100	390,087
	Sumitomo Metal Mining Co., Ltd.	24,700	701,579
	Sumitomo Mitsui Financial Group, Inc.	65,900	2,304,508
	Sumitomo Mitsui Trust Holdings, Inc.	11,503	393,153
	Sumitomo Osaka Cement Co., Ltd.	1,600	61,105
	Sumitomo Rubber Industries, Ltd.	17,500	191,021
	T&D Holdings, Inc.	54,700	614,272
	Taiheiyo Cement Corp.	12,600	353,875
	Taisho Pharmaceutical Holdings Co., Ltd.	700	53,375
#	Takashimaya Co., Ltd.	10,999	126,168
	Takeda Pharmaceutical Co., Ltd.	54,267	1,867,647
	TDK Corp.	3,600	276,398
	Teijin, Ltd.	18,500	320,063
	THK Co., Ltd.	1,400	35,283
	Toda Corp.	12,000	65,733
	Toho Holdings Co., Ltd.	4,600	102,289
	Tokai Rika Co., Ltd.	1,100	18,018
	Tokio Marine Holdings, Inc.	1,400	74,313
	Tokyo Tatemono Co., Ltd.	17,400	203,024
	Tokyu Fudosan Holdings Corp.	70,500	407,848
	Toppan Printing Co., Ltd.	10,000	162,539
	Toray Industries, Inc.	46,700	321,271
	Tosoh Corp.	26,000	364,413
	Toyo Seikan Group Holdings, Ltd.	11,800	205,987
	Toyoda Gosei Co., Ltd.	6,400	117,701
	Toyota Industries Corp.	5,900	306,295
	Toyota Motor Corp.	100,670	6,504,609
	Toyota Tsusho Corp.	13,300	384,981
	TS Tech Co., Ltd.	4,700	129,387
	Ube Industries, Ltd.	10,600	220,697
	Universal Entertainment Corp.	1,600	50,253
	Wacoal Holdings Corp.	1,800	43,666
#	Yamada Denki Co., Ltd.	40,900	180,408

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamaguchi Financial Group, Inc.	6,000	$41,889
	Yamaha Motor Co., Ltd.	19,300	338,424
	Yamato Kogyo Co., Ltd.	1,600	41,391
	Yamazaki Baking Co., Ltd.	1,400	21,259
	Yokohama Rubber Co., Ltd. (The)	11,900	218,946
	Zeon Corp.	13,700	158,438
TOTAL JAPAN			66,661,166
NETHERLANDS — (3.3%)
	ABN AMRO Bank NV	29,120	582,909
#	Aegon NV	127,305	627,349
	ArcelorMittal	21,499	341,049
	ArcelorMittal	33,843	532,007
	ASR Nederland NV	7,324	275,211
	Coca-Cola European Partners P.L.C.	1,208	66,584
	ING Groep NV, Sponsored ADR	18,092	200,821
	ING Groep NV	114,815	1,273,958
	Koninklijke Ahold Delhaize NV	109,832	2,494,616
	Koninklijke DSM NV	16,205	2,007,606
#	Koninklijke Philips NV	2,641	123,572
	Koninklijke Vopak NV	5,834	287,646
#	NN Group NV	15,074	566,346
	Randstad NV	10,142	509,066
TOTAL NETHERLANDS			9,888,740
NEW ZEALAND — (0.3%)
	Air New Zealand, Ltd.	75,203	133,878
	Auckland International Airport, Ltd.	51,128	311,474
	EBOS Group, Ltd.	10,846	177,380
#	Fletcher Building, Ltd.	58,153	189,011
*	Fonterra Co-operative Group, Ltd.	4,334	10,717
	Ryman Healthcare, Ltd.	6,929	58,424
	SKYCITY Entertainment Group, Ltd.	9,716	25,488
TOTAL NEW ZEALAND			906,372
NORWAY — (0.9%)
	Austevoll Seafood ASA	6,393	65,042
	DNB ASA	64,001	1,145,016
	Equinor ASA	2,751	49,326
	Norsk Hydro ASA	156,575	532,557
	SpareBank 1 SR-Bank ASA	10,821	116,426
	Storebrand ASA	27,367	184,936
	Subsea 7 SA	23,150	248,123
	Yara International ASA	6,217	291,262
TOTAL NORWAY			2,632,688
PORTUGAL — (0.0%)
	EDP Renovaveis SA	7,795	80,253
SINGAPORE — (1.1%)
	CapitaLand, Ltd.	225,500	590,768
	City Developments, Ltd.	40,600	284,905
	Frasers Property, Ltd.	23,600	31,075
	Golden Agri-Resources, Ltd.	297,300	63,501
	Hongkong Land Holdings, Ltd.	42,200	257,356
	Hutchison Port Holdings Trust	275,100	60,147
	Keppel Corp., Ltd.	182,400	842,822

VA International Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Olam International, Ltd.	53,900	$75,969
	Sembcorp Industries, Ltd.	97,300	164,629
	Singapore Airlines, Ltd.	67,000	469,081
	United Industrial Corp., Ltd.	13,400	29,001
	UOL Group, Ltd.	23,399	124,357
	Wilmar International, Ltd.	128,600	371,735
	Yangzijiang Shipbuilding Holdings Ltd.	95,500	98,476
TOTAL SINGAPORE			3,463,822
SPAIN — (2.5%)
#	Banco Bilbao Vizcaya Argentaria SA	30,254	154,045
	Banco de Sabadell SA	402,337	351,394
	Banco Santander SA	1,390,771	5,936,191
	Bankia SA	48,854	96,857
	Repsol SA	59,145	938,089
TOTAL SPAIN			7,476,576
SWEDEN — (2.1%)
	BillerudKorsnas AB	15,047	173,717
	Boliden AB	27,615	626,233
	Dometic Group AB	5,980	54,555
	Getinge AB, Class B	16,901	247,983
	Holmen AB, Class B	9,624	203,204
	Husqvarna AB, Class B	10,631	94,136
	ICA Gruppen AB	4,635	205,687
#	Intrum AB	7,206	188,910
	Millicom International Cellular SA	5,562	285,746
	Pandox AB	3,484	63,520
	Peab AB	3,561	30,130
	Skandinaviska Enskilda Banken AB, Class A	102,385	962,629
	SKF AB, Class B	35,749	586,383
	SSAB AB, Class A	9,099	25,776
	SSAB AB, Class B	36,937	93,635
	Svenska Cellulosa AB SCA, Class A	318	3,049
	Svenska Cellulosa AB SCA, Class B	40,820	338,803
	Svenska Handelsbanken AB, Class A	65,991	593,782
	Swedbank AB, Class A	25,207	343,262
	Telefonaktiebolaget LM Ericsson, Class B	4,381	38,331
	Telia Co. AB	175,120	779,047
	Trelleborg AB, Class B	21,385	294,473
	Volvo AB, Class A	3,448	51,417
	Volvo AB, Class B	8,056	119,673
TOTAL SWEDEN			6,404,081
SWITZERLAND — (9.4%)
	ABB, Ltd.	55,875	1,054,761
	Adecco Group AG	18,991	1,036,131
*	Alcon, Inc.	10,147	596,113
*	Alcon, Inc.	4,147	240,163
	Baloise Holding AG	3,212	580,140
	Banque Cantonale Vaudoise	58	43,135
	Chocoladefabriken Lindt & Spruengli AG	1	82,723
	Cie Financiere Richemont SA	31,128	2,667,459
	Clariant AG	24,689	451,144
	Credit Suisse Group AG	50,891	615,325
	Dufry AG	1,856	162,774
	Flughafen Zurich AG	2,343	427,870
	Helvetia Holding AG	1,140	145,147

VA International Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Julius Baer Group, Ltd.	17,349	$741,368
	LafargeHolcim, Ltd.	17,735	870,478
	LafargeHolcim, Ltd.	8,340	408,461
	Lonza Group AG	5,143	1,761,753
	Novartis AG, Sponsored ADR	45,615	4,177,422
	Novartis AG	20,736	1,901,467
	Swatch Group AG (The)	3,070	891,749
	Swatch Group AG (The)	5,580	304,285
	Swiss Life Holding AG	2,132	1,030,266
	Swiss Prime Site AG	2,133	187,799
	Swiss Re AG	8,472	820,401
	Swisscom AG	1,939	939,721
	UBS Group AG	128,899	1,438,749
*	UBS Group AG	61,485	686,787
	Vifor Pharma AG	1,694	250,723
	Zurich Insurance Group AG	11,124	3,869,278
TOTAL SWITZERLAND			28,383,592
UNITED KINGDOM — (15.3%)
	3i Group P.L.C.	72,467	976,494
	Anglo American P.L.C.	94,836	2,323,899
	Antofagasta P.L.C.	5,469	61,706
	Aviva P.L.C.	419,769	2,060,907
	Barclays P.L.C., Sponsored ADR	172,039	1,286,852
	Barratt Developments P.L.C.	106,704	833,062
	BP P.L.C., Sponsored ADR	89,429	3,553,904
	British American Tobacco P.L.C., Sponsored ADR	11,391	405,634
	British American Tobacco P.L.C.	96,390	3,434,620
	Carnival P.L.C.	3,640	164,307
	Glencore P.L.C.	666,265	2,136,590
	GVC Holdings P.L.C.	10,609	76,002
#	HSBC Holdings P.L.C., Sponsored ADR	134,469	5,400,275
	Investec P.L.C.	57,703	328,314
	J Sainsbury P.L.C.	209,983	501,068
	John Wood Group P.L.C.	13,861	89,316
	Kingfisher P.L.C.	171,023	461,743
	Lloyds Banking Group P.L.C.	2,989,405	1,933,797
	Lloyds Banking Group P.L.C., ADR	492,605	1,265,995
	Melrose Industries P.L.C.	162,151	365,960
	Micro Focus International P.L.C., Sponsored ADR	12,054	251,448
	Pearson P.L.C.	12,532	132,706
	Pearson P.L.C., Sponsored ADR	18,039	190,131
	Phoenix Group Holdings P.L.C.	27,006	227,158
	Royal Bank of Scotland Group P.L.C., Sponsored ADR	91,424	491,861
	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	85,104	5,352,191
#	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	80,339	5,099,116
	Standard Chartered P.L.C.	99,248	816,781
	Standard Life Aberdeen P.L.C.	175,855	637,833
	Tesco P.L.C.	6,559	17,766
	Vodafone Group P.L.C.	1,569,855	2,857,107
	Vodafone Group P.L.C., Sponsored ADR	30,486	552,403
	Wm Morrison Supermarkets P.L.C.	265,568	627,095
	WPP P.L.C.	120,592	1,420,504
TOTAL UNITED KINGDOM			46,334,545
TOTAL COMMON STOCKS			295,662,979

VA International Value Portfolio
CONTINUED
	Shares	Value»
PREFERRED STOCKS — (1.3%)
GERMANY — (1.3%)
Bayerische Motoren Werke AG	5,480	$325,355
Porsche Automobil Holding SE	7,818	512,440
Volkswagen AG	18,370	3,052,592
TOTAL GERMANY		3,890,387
TOTAL INVESTMENT SECURITIES		299,553,366

			Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@§	DFA Short Term Investment Fund	249,496	2,886,915
TOTAL INVESTMENTS — (100.0%)
(Cost $322,878,129)^^			$302,440,281
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$20,585,172	—	$20,585,172
Austria	—	324,049	—	324,049
Belgium	—	3,006,048	—	3,006,048
Canada	$25,544,682	—	—	25,544,682
Denmark	—	4,738,035	—	4,738,035
Finland	—	2,793,941	—	2,793,941
France	—	29,950,854	—	29,950,854
Germany	373,693	17,248,215	—	17,621,908
Hong Kong	—	9,345,197	—	9,345,197
Ireland	593,875	641,828	—	1,235,703
Israel	—	1,325,347	—	1,325,347
Italy	100,080	6,860,128	—	6,960,208
Japan	—	66,661,166	—	66,661,166
Netherlands	856,400	9,032,340	—	9,888,740
New Zealand	—	906,372	—	906,372
Norway	—	2,632,688	—	2,632,688
Portugal	—	80,253	—	80,253
Singapore	—	3,463,822	—	3,463,822
Spain	—	7,476,576	—	7,476,576
Sweden	—	6,404,081	—	6,404,081
Switzerland	5,460,322	22,923,270	—	28,383,592
United Kingdom	23,849,810	22,484,735	—	46,334,545
Preferred Stocks
Germany	—	3,890,387	—	3,890,387
Securities Lending Collateral	—	2,886,915	—	2,886,915
TOTAL	$56,778,862	$245,661,419	—	$302,440,281

VA International Small Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.6%)
AUSTRALIA — (6.6%)
#*	3P Learning, Ltd.	16,910	$11,334
	A2B Australia, Ltd.	9,538	11,696
	Accent Group, Ltd.	35,134	36,266
	Adairs, Ltd.	9,893	9,673
	Adelaide Brighton, Ltd.	41,040	98,988
#	Ainsworth Game Technology, Ltd.	21,326	10,259
#*	Alkane Resources, Ltd.	19,700	5,169
	Alliance Aviation Services, Ltd.	12,786	24,928
	ALS, Ltd.	31,147	152,696
	Altium, Ltd.	10,936	271,953
	AMA Group, Ltd.	51,262	50,959
#*	Amaysim Australia, Ltd.	36,044	18,681
	Ansell, Ltd.	13,247	252,009
	AP Eagers, Ltd.	10,209	78,172
	Appen, Ltd.	11,841	244,896
#	ARB Corp., Ltd.	6,754	85,215
	Ardent Leisure Group, Ltd.	45,015	36,168
#	ARQ Group, Ltd.	19,035	9,036
*	Asaleo Care, Ltd.	38,434	25,342
	AUB Group, Ltd.	8,931	72,574
*	Aurelia Metals, Ltd.	107,681	37,164
	Ausdrill, Ltd.	90,272	120,962
	Austal, Ltd.	53,523	147,845
*	Australian Agricultural Co., Ltd.	47,194	31,990
	Australian Finance Group, Ltd.	19,471	25,719
	Australian Pharmaceutical Industries, Ltd.	52,628	51,772
	Auswide Bank, Ltd.	3,989	15,041
	Automotive Holdings Group, Ltd.	29,309	62,168
	Aveo Group	51,638	72,206
#	AVJennings, Ltd.	30,044	12,195
	Bank of Queensland, Ltd.	44,910	286,062
	Bapcor, Ltd.	27,701	118,136
	Beach Energy, Ltd.	125,149	180,401
#	Bega Cheese, Ltd.	25,152	75,830
#*	Bellamy's Australia, Ltd.	12,639	86,467
#	Bingo Industries, Ltd.	43,277	70,888
#	Blackmores, Ltd.	1,296	79,142
#*	Blue Sky Alternative Investments, Ltd.	3,762	476
	Bravura Solutions, Ltd.	27,141	90,716
	Breville Group, Ltd.	10,783	141,283
	Brickworks, Ltd.	8,872	101,196
#	BWX, Ltd.	5,230	7,886
#*	Byron Energy, Ltd.	58,539	9,561
	Capitol Health, Ltd.	65,386	10,015
*	Cardno, Ltd.	35,915	22,507
#*	Carnarvon Petroleum, Ltd.	13,971	3,884
	carsales.com, Ltd.	23,675	237,924
*	Cash Converters International, Ltd.	15,875	1,413
	Cedar Woods Properties, Ltd.	6,587	28,859
	Centuria Capital Group	24,757	32,900
*	Champion Iron, Ltd.	15,408	33,509
	Citadel Group, Ltd. (The)	4,052	12,557
	City Chic Collective, Ltd.	12,807	15,855
#	Class, Ltd.	7,230	7,293
	Cleanaway Waste Management, Ltd.	179,792	296,053

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	ClearView Wealth, Ltd.	24,888	$11,409
	Clinuvel Pharmaceuticals, Ltd.	3,456	76,671
	Clover Corp., Ltd.	15,168	23,936
	Codan, Ltd.	17,350	47,821
#	Collection House, Ltd.	19,602	16,427
	Collins Foods, Ltd.	15,075	89,224
#*	Cooper Energy, Ltd.	248,890	99,218
#	Corporate Travel Management, Ltd.	7,737	121,109
	Costa Group Holdings, Ltd.	30,456	82,294
	Credit Corp. Group, Ltd.	6,882	117,666
*	CSG, Ltd.	19,429	2,398
	CSR, Ltd.	58,905	161,056
*	CuDeco, Ltd.	4,262	129
*	Dacian Gold, Ltd.	3,985	2,255
	Data#3, Ltd.	9,441	16,344
	Decmil Group, Ltd.	17,170	10,651
#	Dicker Data, Ltd.	5,119	23,438
#	Domain Holdings Australia, Ltd.	21,446	44,109
#	Domino's Pizza Enterprises, Ltd.	5,100	134,248
	Downer EDI, Ltd.	18,941	93,057
	DuluxGroup, Ltd.	38,776	247,268
	Eclipx Group, Ltd.	22,128	21,887
	Elders, Ltd.	16,221	81,477
*	Electro Optic Systems Holdings, Ltd.	6,122	17,043
*	Emeco Holdings, Ltd.	34,080	53,019
*	EML Payments, Ltd.	11,075	24,483
#*	Energy World Corp., Ltd.	50,545	3,353
	EQT Holdings, Ltd.	1,961	40,278
	ERM Power, Ltd.	19,540	24,166
	Estia Health, Ltd.	28,335	52,195
	EVENT Hospitality and Entertainment, Ltd.	8,362	71,038
*	FAR, Ltd.	588,845	24,876
*	Fleetwood Corp., Ltd.	9,756	11,587
	FlexiGroup, Ltd.	35,882	44,666
	Freedom Foods Group, Ltd.	8,186	26,575
	G8 Education, Ltd.	46,983	92,875
#*	Galaxy Resources, Ltd.	39,774	34,433
*	Gascoyne Resources, Ltd.	29,553	788
	GBST Holdings, Ltd.	4,021	10,680
#	Genworth Mortgage Insurance Australia, Ltd.	33,243	76,892
#*	Gold Road Resources, Ltd.	121,246	113,697
	GrainCorp, Ltd., Class A	27,185	159,277
	GUD Holdings, Ltd.	11,742	76,065
	GWA Group, Ltd.	32,056	78,378
	Hansen Technologies, Ltd.	20,391	53,499
#	Harvey Norman Holdings, Ltd.	13,065	39,126
	Healius, Ltd.	58,537	117,346
	Helloworld Travel, Ltd.	5,594	18,263
#*	Highfield Resources, Ltd.	21,161	12,527
#	HT&E, Ltd.	38,557	46,009
	HUB24, Ltd.	4,268	36,083
	IDP Education, Ltd.	11,245	146,974
	Iluka Resources, Ltd.	15,458	100,861
	Imdex, Ltd.	48,773	44,471
*	IMF Bentham, Ltd.	24,631	57,525
	Independence Group NL	57,733	209,070
	Infigen Energy	160,735	51,975
	Infomedia, Ltd.	29,538	41,303
#	Inghams Group, Ltd.	20,841	57,745

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Integral Diagnostics, Ltd.	15,730	$35,493
	Integrated Research, Ltd.	11,699	21,980
#	InvoCare, Ltd.	13,461	143,791
#	IOOF Holdings, Ltd.	36,197	143,823
	IPH, Ltd.	17,786	100,988
	IRESS, Ltd.	16,175	154,681
#*	iSelect, Ltd.	28,342	12,393
#*	iSentia Group, Ltd.	23,190	4,106
	IVE Group, Ltd.	8,273	12,263
#	Japara Healthcare, Ltd.	25,811	18,449
#	JB Hi-Fi, Ltd.	13,033	267,348
	Jumbo Interactive, Ltd.	3,461	45,611
	Jupiter Mines, Ltd.	39,890	11,014
*	Karoon Energy, Ltd.	22,730	25,726
*	Kingsgate Consolidated, Ltd.	11,507	2,667
#	Kogan.com, Ltd.	3,868	12,982
#	Lifestyle Communities, Ltd.	11,551	53,385
	Link Administration Holdings, Ltd.	16,468	57,035
	Lovisa Holdings, Ltd.	4,906	37,169
*	Lynas Corp., Ltd.	72,247	128,203
	MACA, Ltd.	34,411	22,099
*	Macmahon Holdings, Ltd.	161,782	19,874
*	Mayne Pharma Group, Ltd.	168,566	60,636
	McMillan Shakespeare, Ltd.	8,031	76,042
*	Medusa Mining, Ltd.	7,354	3,778
#*	Mesoblast, Ltd.	30,610	30,622
#*	Metals X, Ltd.	97,453	14,191
#	Metcash, Ltd.	110,615	212,586
	Michael Hill International, Ltd.	19,759	6,892
	Mineral Resources, Ltd.	17,998	195,605
*	MMA Offshore, Ltd.	36,820	5,541
#	MNF Group, Ltd.	4,922	11,944
	Moelis Australia, Ltd.	2,314	6,018
	Monadelphous Group, Ltd.	9,312	119,928
	Monash IVF Group, Ltd.	17,197	17,889
	Money3 Corp., Ltd.	9,812	14,347
	Mortgage Choice, Ltd.	10,500	8,271
	Mount Gibson Iron, Ltd.	105,077	62,424
#*	Myer Holdings, Ltd.	91,183	33,540
	MyState, Ltd.	10,521	33,265
	Navigator Global Investments, Ltd.	15,251	35,958
	Netwealth Group, Ltd.	4,880	27,588
	New Energy Solar, Ltd.	13,104	11,631
	New Hope Corp., Ltd.	28,446	48,596
#*	NEXTDC, Ltd.	36,933	172,495
	nib holdings, Ltd.	50,683	276,233
#	Nick Scali, Ltd.	5,776	24,806
#	Nine Entertainment Co. Holdings, Ltd.	172,584	236,939
	NRW Holdings, Ltd.	58,423	96,859
#	Nufarm, Ltd.	26,921	89,416
	OFX Group, Ltd.	28,697	26,720
	OM Holdings, Ltd.	27,595	14,882
*	Onevue Holdings, Ltd.	23,091	7,405
	oOh!media, Ltd.	28,932	88,020
	Orora, Ltd.	109,911	253,974
	OZ Minerals, Ltd.	37,798	262,153
	Pacific Current Group, Ltd.	4,475	17,030
	Pact Group Holdings, Ltd.	17,637	33,778
*	Panoramic Resources, Ltd.	58,920	13,531

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Paragon Care, Ltd.	36,572	$12,467
	Peet, Ltd.	32,470	26,269
	Pendal Group, Ltd.	28,867	153,507
#	Perpetual, Ltd.	4,479	120,498
*	Perseus Mining, Ltd.	113,003	52,556
*	Pilbara Minerals, Ltd.	31,495	10,011
#	Platinum Asset Management, Ltd.	29,052	95,275
#*	Praemium, Ltd.	25,426	9,146
	Premier Investments, Ltd.	10,542	113,418
*	Prime Media Group, Ltd.	30,543	4,719
	Pro Medicus, Ltd.	3,696	77,166
	PSC Insurance Group, Ltd.	4,598	8,986
	PWR Holdings, Ltd.	3,365	9,866
	QMS Media, Ltd.	14,186	9,199
	Qube Holdings, Ltd.	65,816	141,694
*	Ramelius Resources, Ltd.	40,850	27,891
	Reckon, Ltd.	1,448	698
	Regis Healthcare, Ltd.	16,349	31,165
	Regis Resources, Ltd.	48,880	184,547
	Reject Shop, Ltd. (The)	1,897	2,724
#	Reliance Worldwide Corp., Ltd.	80,984	202,932
	Resolute Mining, Ltd.	115,197	139,830
	Rhipe, Ltd.	13,642	25,845
	Ridley Corp., Ltd.	33,330	25,255
	Salmat, Ltd.	3,642	1,282
	Sandfire Resources NL	19,825	90,454
*	Saracen Mineral Holdings, Ltd.	92,036	260,264
	SeaLink Travel Group, Ltd.	8,701	22,255
	Select Harvests, Ltd.	14,912	75,819
*	Senex Energy, Ltd.	191,723	40,839
	Servcorp, Ltd.	6,297	17,386
	Service Stream, Ltd.	41,543	84,627
	Seven Group Holdings, Ltd.	2,641	32,379
*	Seven West Media, Ltd.	118,278	34,986
	SG Fleet Group, Ltd.	9,631	19,335
#*	Sheffield Resources, Ltd.	30,759	13,572
	Sigma Healthcare, Ltd.	161,490	65,701
*	Silver Chef, Ltd.	1,766	870
*	Silver Lake Resources, Ltd.	71,080	62,703
	Sims Metal Management, Ltd.	18,932	140,153
	SmartGroup Corp., Ltd.	9,040	57,771
	Southern Cross Media Group, Ltd.	88,200	80,498
	Spark Infrastructure Group	156,329	253,338
#	SpeedCast International, Ltd.	29,981	38,390
	St Barbara, Ltd.	74,428	186,527
	Star Entertainment Grp, Ltd. (The)	33,472	94,473
	Steadfast Group, Ltd.	86,728	224,942
#*	Sundance Energy Australia, Ltd.	95,846	12,011
	Sunland Group, Ltd.	14,139	16,588
#	Super Retail Group, Ltd.	12,641	77,599
#*	Superloop, Ltd.	23,474	15,641
#*	Syrah Resources, Ltd.	42,059	24,565
	Tassal Group, Ltd.	28,507	100,333
	Technology One, Ltd.	22,548	117,664
*	Thorn Group, Ltd.	15,487	2,752
*	Tiger Resources, Ltd.	149,819	56
#*	Troy Resources, Ltd.	3,735	244
	Villa World, Ltd.	12,158	19,464
*	Village Roadshow, Ltd.	13,032	23,579

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Virgin Australia Holdings, Ltd.	130,547	$14,747
	Virtus Health, Ltd.	12,419	43,358
	Vita Group, Ltd.	19,409	16,259
*	Vocus Group, Ltd.	69,381	152,697
	Webjet, Ltd.	11,482	106,180
	Western Areas, Ltd.	34,456	51,141
*	Westgold Resources, Ltd.	23,434	30,855
	Whitehaven Coal, Ltd.	13,500	33,834
	WPP AUNZ, Ltd.	38,883	17,210
TOTAL AUSTRALIA			15,870,740
AUSTRIA — (1.2%)
	Agrana Beteiligungs AG	2,144	41,008
	ANDRITZ AG	6,106	217,483
	Atrium European Real Estate, Ltd.	20,363	83,382
	Austria Technologie & Systemtechnik AG	2,825	45,399
	CA Immobilien Anlagen AG	8,156	287,283
	DO & CO AG	994	87,623
	EVN AG	4,196	66,585
#	FACC AG	2,374	28,150
	Flughafen Wien AG	307	13,554
	IMMOFINANZ AG	10,231	272,623
	Kapsch TrafficCom AG	757	26,753
	Lenzing AG	1,530	156,064
	Mayr Melnhof Karton AG	896	113,214
	Oberbank AG	414	43,727
	Oesterreichische Post AG	3,336	111,425
	Palfinger AG	2,245	58,020
#	POLYTEC Holding AG	1,603	15,577
#	Porr AG	1,717	37,452
	Rosenbauer International AG	346	16,347
	S IMMO AG	7,081	156,397
	Schoeller-Bleckmann Oilfield Equipment AG	1,398	111,202
*	Semperit AG Holding	1,085	15,147
	Strabag SE	1,862	59,751
	Telekom Austria AG	18,718	138,250
	UBM Development AG	812	36,029
	UNIQA Insurance Group AG	18,513	165,878
	Vienna Insurance Group AG Wiener Versicherung Gruppe	5,713	146,417
	Wienerberger AG	10,988	251,165
*	Zumtobel Group AG	5,328	44,552
TOTAL AUSTRIA			2,846,457
BELGIUM — (1.8%)
	Ackermans & van Haaren NV	2,774	404,068
*	AGFA-Gevaert NV	20,629	83,084
*	Argenx SE	2,771	389,290
	Atenor	427	34,223
	Banque Nationale de Belgique	20	51,524
	Barco NV	1,349	281,719
	Bekaert SA	4,826	135,898
#*	Biocartis NV	3,596	42,754
#	bpost SA	7,319	68,054
#*	Celyad SA	590	7,233
	Cie d'Entreprises CFE	891	78,301
	Deceuninck NV	10,393	23,197
	D'ieteren SA	3,587	167,992
#	Econocom Group SA	14,168	46,793

VA International Small Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
#	Elia System Operator SA	3,600	$274,089
	Euronav NV	19,147	161,152
	EVS Broadcast Equipment SA	1,783	42,379
#*	Exmar NV	4,511	29,726
	Fagron	4,796	79,637
*	Galapagos NV	1,072	187,381
*	Galapagos NV	2,063	357,952
*	Galapagos NV (B083BK7)	974	170,302
	Gimv NV	1,642	96,380
#	Immobel SA	426	29,020
*	Ion Beam Applications	2,603	49,825
	Jensen-Group NV	507	19,328
	Kinepolis Group NV	1,598	94,283
	Lotus Bakeries NV	33	86,009
#*	MDxHealth	6,303	8,520
	Melexis NV	1,773	121,357
#*	Nyrstar NV	9,456	6,146
#	Ontex Group NV	9,351	154,057
	Orange Belgium SA	4,217	96,207
*	Oxurion NV	5,542	33,617
	Picanol	234	16,835
	Recticel SA	4,845	39,046
	Resilux	88	13,898
	Roularta Media Group NV	455	6,289
	Sioen Industries NV	775	21,372
	Sipef NV	638	28,914
	Telenet Group Holding NV	2,598	127,600
*	Tessenderlo Group SA	3,602	112,760
	Van de Velde NV	716	20,512
*	Viohalco SA	9,200	42,358
TOTAL BELGIUM			4,341,081
CANADA — (8.9%)
*	5N Plus, Inc.	10,900	18,335
	Absolute Software Corp.	7,500	42,109
#	Acadian Timber Corp.	500	6,372
*	Advantage Oil & Gas, Ltd.	16,781	24,031
	Aecon Group, Inc.	8,691	133,809
#*	Africa Oil Corp.	54,929	49,527
	AG Growth International, Inc.	1,567	64,091
	AGF Management, Ltd., Class B	10,933	42,413
#*	Aimia, Inc.	21,900	62,059
	AirBoss of America Corp.	2,200	14,486
	AKITA Drilling, Ltd., Class A	1,431	2,689
*	Alacer Gold Corp.	39,601	157,528
	Alamos Gold, Inc., Class A	44,808	294,010
#	Alaris Royalty Corp.	5,125	78,828
	Alcanna, Inc.	5,866	28,090
*	Alexco Resource Corp.	7,261	12,241
	Algoma Central Corp.	1,600	15,530
#*	Alio Gold, Inc.	5,135	4,163
	Altius Minerals Corp.	5,800	56,646
	Altus Group, Ltd.	3,800	96,483
*	Amerigo Resources, Ltd.	14,600	7,854
	Andrew Peller, Ltd., Class A	5,900	62,943
	ARC Resources, Ltd.	38,215	195,447
*	Argonaut Gold, Inc.	25,712	45,003
*	Aritzia, Inc.	4,908	68,016
*	Asanko Gold, Inc.	12,801	9,990

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Athabasca Oil Corp.	58,945	$31,710
*	ATS Automation Tooling Systems, Inc.	9,114	146,053
#	AutoCanada, Inc.	2,934	20,096
*	B2Gold Corp.	92,114	293,832
	Badger Daylighting, Ltd.	4,309	155,605
#*	Baytex Energy Corp.	66,739	101,641
	Birchcliff Energy, Ltd.	38,913	77,543
#	Bird Construction, Inc.	3,138	12,911
*	Black Diamond Group, Ltd.	2,510	3,518
	BMTC Group, Inc.	850	6,968
#	Bonavista Energy Corp.	44,120	18,052
#	Bonterra Energy Corp.	3,561	13,734
	Boralex, Inc., Class A	11,076	167,508
	Bridgemarq Real Estate Services	700	7,505
*	Calfrac Well Services, Ltd.	10,144	13,681
	Calian Group, Ltd.	600	15,284
	Canaccord Genuity Group, Inc.	15,050	62,946
*	Canacol Energy, Ltd.	18,050	68,792
	Canadian Western Bank	10,718	250,368
*	Canfor Corp.	6,700	48,329
	Canfor Pulp Products, Inc.	3,143	21,981
#	CanWel Building Materials Group, Ltd.	4,700	16,381
	Capital Power Corp.	12,231	274,498
#*	Capstone Mining Corp.	44,912	18,716
#	Cardinal Energy, Ltd.	13,363	25,212
	Cascades, Inc.	11,329	103,779
*	Celestica, Inc.	24,395	173,563
*	Centerra Gold, Inc.	28,068	224,156
	Cervus Equipment Corp.	1,000	8,403
#	CES Energy Solutions Corp.	31,177	44,883
*	China Gold International Resources Corp., Ltd.	43,400	49,326
#	Cineplex, Inc.	6,952	124,839
#	Clearwater Seafoods, Inc.	1,700	6,827
	Cogeco Communications, Inc.	1,895	149,656
	Cogeco, Inc.	900	64,101
	Colliers International Group, Inc.	3,734	271,265
	Computer Modelling Group, Ltd.	12,340	61,335
*	Continental Gold, Inc.	16,500	48,382
#*	Copper Mountain Mining Corp.	12,235	7,324
	Corby Spirit and Wine, Ltd.	900	11,981
*	Corridor Resources, Inc.	2,900	1,450
	Corus Entertainment, Inc., Class B	18,496	71,052
	Cott Corp.	18,495	236,688
	Crescent Point Energy Corp.	8,700	28,873
*	Crew Energy, Inc.	22,528	12,631
*	CRH Medical Corp.	12,400	33,354
#*	Delphi Energy Corp.	16,088	1,707
#*	Denison Mines Corp.	76,968	37,323
*	Descartes Systems Group, Inc. (The)	6,875	249,777
*	Detour Gold Corp.	21,900	334,523
#*	DHX Media, Ltd.	9,928	14,142
*	DIRTT Environmental Solutions	3,400	17,827
	Dorel Industries, Inc., Class B	3,700	26,156
	DREAM Unlimited Corp., Class A	10,650	67,541
*	Dundee Precious Metals, Inc.	18,655	63,041
	Echelon Financial Holdings, Inc.	100	472
	ECN Capital Corp.	41,322	148,093
	E-L Financial Corp., Ltd.	104	59,100
*	Eldorado Gold Corp.	26,734	204,990

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Element Fleet Management Corp.	41,890	$318,666
*	Endeavour Mining Corp.	6,031	112,692
#*	Endeavour Silver Corp.	20,500	47,219
	Enerflex, Ltd.	10,336	130,081
#*	Energy Fuels, Inc.	5,331	9,693
#	Enerplus Corp.	23,265	154,242
	Enghouse Systems, Ltd.	3,990	104,481
	Ensign Energy Services, Inc.	23,650	74,365
#	Equitable Group, Inc.	1,543	107,793
*	ERO Copper Corp.	1,689	31,904
*	Essential Energy Services Trust	11,693	2,879
	Evertz Technologies, Ltd.	3,302	47,786
#	Exchange Income Corp.	943	26,594
	Exco Technologies, Ltd.	4,600	29,068
#	Extendicare, Inc.	16,710	113,443
	Fiera Capital Corp.	5,700	48,414
	Finning International, Inc.	1,900	32,852
	Firm Capital Mortgage Investment Corp.	2,800	29,362
#*	First Majestic Silver Corp.	18,399	173,562
*	First Mining Gold Corp.	27,500	5,626
	First National Financial Corp.	2,280	56,577
	FirstService Corp.	3,073	322,481
#*	Fission Uranium Corp.	56,500	15,840
*	Fortuna Silver Mines, Inc.	20,248	76,248
#	Freehold Royalties, Ltd.	11,649	71,935
	Frontera Energy Corp.	1,620	16,423
	Gamehost, Inc.	2,000	13,866
*	GDI Integrated Facility Services, Inc.	1,200	26,086
*	Gear Energy, Ltd.	25,800	9,579
#	Genworth MI Canada, Inc.	5,170	190,810
	Gibson Energy, Inc.	13,601	235,683
*	Glacier Media, Inc.	1,800	1,016
	GMP Capital, Inc.	2,541	5,237
#	goeasy, Ltd.	1,136	48,821
*	Golden Star Resources, Ltd.	9,815	34,953
#*	Gran Tierra Energy, Inc.	52,923	85,812
*	Great Canadian Gaming Corp.	9,600	318,739
#*	Great Panther Mining, Ltd.	13,485	10,933
	Guardian Capital Group, Ltd., Class A	2,850	54,849
*	Guyana Goldfields, Inc.	20,243	17,178
*	Heroux-Devtek, Inc.	6,300	90,696
	High Liner Foods, Inc.	2,300	18,612
#*	Home Capital Group, Inc.	10,597	190,695
	Horizon North Logistics, Inc.	22,417	28,535
	Hudbay Minerals, Inc.	32,692	158,778
	Hudson's Bay Co.	13,927	103,624
*	IAMGOLD Corp.	56,196	204,380
*	IBI Group, Inc.	2,900	11,250
#*	Imperial Metals Corp.	5,000	9,471
*	Indigo Books & Music, Inc.	850	5,201
	Information Services Corp.	900	11,040
	Innergex Renewable Energy, Inc.	11,210	127,660
*	Interfor Corp.	7,200	65,301
*	International Tower Hill Mines, Ltd.	1,260	764
*	Intertain Group, Ltd. (The)	2,200	18,219
	Intertape Polymer Group, Inc.	8,944	123,202
	Invesque, Inc.	4,300	31,734
*	IPL Plastics, Inc.	3,348	20,548
*	Ivanhoe Mines, Ltd., Class A	69,262	217,264

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Jamieson Wellness, Inc.	3,313	$51,761
#	Just Energy Group, Inc.	16,955	58,966
	K-Bro Linen, Inc.	1,500	44,836
*	Kelt Exploration, Ltd.	15,188	48,103
*	Kinaxis, Inc.	2,617	164,618
#	Kinder Morgan Canada, Ltd.	3,000	25,663
	Kingsway Financial Services, Inc.	600	1,656
*	Knight Therapeutics, Inc.	14,616	82,947
	Labrador Iron Ore Royalty Corp.	7,000	166,859
*	Largo Resources, Ltd.	17,532	24,708
	Lassonde Industries, Inc., Class A	300	42,052
#	Laurentian Bank of Canada	7,200	247,728
*	Leagold Mining Corp.	7,000	10,979
	Leon's Furniture, Ltd.	4,500	52,508
	Linamar Corp.	5,605	189,834
#	Lucara Diamond Corp.	52,607	58,993
*	Lundin Gold, Inc.	4,591	27,202
	Magellan Aerospace Corp.	2,400	29,732
*	Mainstreet Equity Corp.	300	13,866
*	Major Drilling Group International, Inc.	10,973	36,665
	Maple Leaf Foods, Inc.	6,696	157,025
	Martinrea International, Inc.	11,210	91,817
*	Maxim Power Corp.	1,300	1,872
#	Medical Facilities Corp.	5,100	48,032
*	MEG Energy Corp.	25,593	107,623
	Melcor Developments, Ltd.	500	5,039
	Morguard Corp.	600	83,654
	Morneau Shepell, Inc.	5,601	128,927
#	Mountain Province Diamonds, Inc.	15,600	13,711
	MTY Food Group, Inc.	2,800	138,918
#	Mullen Group, Ltd.	12,588	96,236
*	New Gold, Inc.	80,270	107,043
	NFI Group, Inc.	4,553	100,388
	Norbord, Inc.	3,903	90,467
	North American Construction Group, Ltd.	3,900	48,905
	North West Co., Inc. (The)	5,281	120,881
	Northland Power, Inc.	9,731	185,212
*	NuVista Energy, Ltd.	29,960	61,745
#*	Obsidian Energy, Ltd.	7,182	7,837
	OceanaGold Corp.	74,728	202,702
	Osisko Gold Royalties, Ltd.	12,240	144,394
#*	Osisko Mining, Inc.	12,400	32,038
#*	Painted Pony Energy, Ltd.	15,407	10,857
	Pan American Silver Corp.	24,798	377,663
#*	Paramount Resources, Ltd., Class A	8,344	50,200
*	Parex Resources, Inc.	17,840	304,948
	Park Lawn Corp.	2,354	49,210
	Pason Systems, Inc.	8,052	108,230
#*	Pengrowth Energy Corp.	63,899	21,061
#	Peyto Exploration & Development Corp.	19,559	59,279
*	Photon Control, Inc.	8,868	7,324
*	PHX Energy Services Corp.	3,600	6,928
	Pinnacle Renewable Energy, Inc.	2,300	17,706
	Pizza Pizza Royalty Corp.	6,500	47,477
*	Points International, Ltd.	761	9,081
	Polaris Infrastructure, Inc.	2,100	21,910
	Pollard Banknote, Ltd.	700	12,835
#*	PolyMet Mining Corp.	10,894	4,375
#	PrairieSky Royalty, Ltd.	15,800	211,656

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Precision Drilling Corp.	38,590	$66,373
*	Premier Gold Mines, Ltd.	31,724	53,362
	Premium Brands Holdings Corp.	3,030	220,512
*	Pretium Resources, Inc.	14,200	153,964
*	Pulse Seismic, Inc.	3,900	6,870
#	Quarterhill, Inc.	10,900	13,462
#*	Questerre Energy Corp., Class A	14,450	2,299
*	Real Matters, Inc.	3,600	23,458
	Recipe Unlimited Corp.	1,100	22,395
	Reitmans Canada, Ltd., Class A	4,500	9,376
	Richelieu Hardware, Ltd.	5,569	109,962
	Rocky Mountain Dealerships, Inc.	1,300	7,082
	Rogers Sugar, Inc.	12,650	54,058
*	Roxgold, Inc.	35,140	28,755
	Russel Metals, Inc.	8,500	134,797
*	Sabina Gold & Silver Corp.	36,019	39,845
*	Sandstorm Gold, Ltd.	23,400	143,967
#	Savaria Corp.	3,300	29,980
#*	Seabridge Gold, Inc.	2,000	27,428
	Secure Energy Services, Inc.	20,082	106,816
*	SEMAFO, Inc.	48,100	192,794
*	Seven Generations Energy, Ltd., Class A	8,932	49,607
	ShawCor, Ltd.	7,942	103,984
#	Sienna Senior Living, Inc.	8,177	122,674
*	Sierra Metals, Inc.	5,800	8,745
#*	Sierra Wireless, Inc.	5,200	61,346
	Sleep Country Canada Holdings, Inc.	3,801	53,539
#	Sprott, Inc.	25,983	76,386
*	SSR Mining, Inc.	18,306	282,815
	Stantec, Inc.	10,445	248,819
	Stelco Holdings, Inc.	3,500	40,309
	Stella-Jones, Inc.	5,365	167,356
#*	STEP Energy Services, Ltd.	2,700	3,580
#*	Storm Resources, Ltd.	15,193	20,145
*	Stornoway Diamond Corp.	70,900	1,343
#	Stuart Olson, Inc.	5,845	15,412
#*	SunOpta, Inc.	9,384	26,734
#	Superior Plus Corp.	18,414	183,889
#	Surge Energy, Inc.	40,298	38,472
*	Tamarack Valley Energy, Ltd.	25,980	42,519
*	Taseko Mines, Ltd.	35,100	16,223
*	TeraGo, Inc.	400	3,122
*	Teranga Gold Corp.	11,800	45,866
*	Tervita Corp.	742	3,756
	TFI International, Inc.	9,351	295,806
	Tidewater Midstream and Infrastructure, Ltd.	35,300	34,235
#	Timbercreek Financial Corp.	9,052	66,460
#*	TMAC Resources, Inc.	1,187	5,369
	TMX Group, Ltd.	463	34,386
#	TORC Oil & Gas, Ltd.	20,774	64,693
*	Torex Gold Resources, Inc.	10,710	137,953
	Total Energy Services, Inc.	6,761	35,653
	TransAlta Corp.	33,263	203,893
	TransAlta Renewables, Inc.	16,383	169,937
	Transcontinental, Inc., Class A	13,225	152,111
	TransGlobe Energy Corp.	16,572	25,741
#*	Trevali Mining Corp.	49,000	9,282
#*	Trican Well Service, Ltd.	49,274	36,214
	Tricon Capital Group, Inc.	15,547	117,680

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Trisura Group, Ltd.	1,000	$22,428
	Uni-Select, Inc.	6,255	56,872
	Valener, Inc.	5,800	113,820
#	Vermilion Energy, Inc.	7,634	136,797
	Wajax Corp.	3,913	45,066
*	Wesdome Gold Mines Ltd.	20,679	105,291
	West Fraser Timber Co., Ltd.	337	13,173
#	Western Forest Products, Inc.	51,630	55,550
	WestJet Airlines, Ltd.	1,600	37,290
#	Westshore Terminals Investment Corp.	3,842	60,608
	Whitecap Resources, Inc.	45,699	146,813
	Winpak, Ltd.	4,500	155,001
	Yamana Gold, Inc.	129,415	382,420
*	Yangarra Resources, Ltd.	6,942	10,152
#*	Yellow Pages, Ltd.	2,040	12,335
	Zenith Capital Corp.	1,300	80
TOTAL CANADA			21,557,066
CHINA — (0.0%)
	APT Satellite Holdings, Ltd.	43,500	16,952
DENMARK — (1.7%)
*	Agat Ejendomme A.S.	5,947	3,435
*	ALK-Abello A.S.	728	164,660
	Alm Brand A.S.	9,028	80,712
#	Ambu A.S., Class B	9,671	141,619
*	Bang & Olufsen A.S.	4,667	30,053
*	Bavarian Nordic A.S.	3,307	90,684
	Brodrene Hartmann A.S.	204	9,689
	Columbus A.S.	6,761	11,790
	D/S Norden A.S.	4,596	68,771
	DFDS A.S.	3,765	138,671
*	Drilling Co. of 1972 A.S. (The)	636	43,147
	FLSmidth & Co. A.S.	4,390	179,803
*	H+H International A.S., Class B	2,539	36,337
	ISS A.S.	10,181	285,521
	Jeudan A.S.	228	34,423
*	Jyske Bank A.S.	7,680	244,759
	Matas A.S.	5,259	54,230
*	Nilfisk Holding A.S.	3,104	78,574
*	NKT A.S.	3,029	44,475
	NNIT A.S.	995	15,470
	Pandora A.S.	5,127	196,529
	Parken Sport & Entertainment A.S.	400	7,000
	Per Aarsleff Holding A.S.	2,371	78,125
	Ringkjoebing Landbobank A.S.	2,916	199,281
	Rockwool International A.S., Class A	159	34,924
	Rockwool International A.S., Class B	664	162,063
	Royal Unibrew A.S.	5,343	398,173
#	RTX A.S.	1,421	33,684
	Scandinavian Tobacco Group A.S., Class A	4,790	50,553
	Schouw & Co., A.S.	1,410	104,949
	SimCorp A.S.	4,587	413,437
	Solar A.S., Class B	610	27,976
	Spar Nord Bank A.S.	9,494	83,804
#	Sydbank A.S.	7,973	138,706
	Tivoli A.S.	244	24,860
	Topdanmark A.S.	5,098	261,303
*	TORM P.L.C.	3,422	28,196

VA International Small Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
#	United International Enterprises	176	$33,248
*	Vestjysk Bank A.S.	113,137	69,038
*	Zealand Pharma A.S.	3,739	83,744
TOTAL DENMARK			4,186,416
FINLAND — (2.1%)
*	Adapteo Oyj	5,028	58,809
#	Ahlstrom-Munksjo Oyj	2,420	39,850
	Aktia Bank Oyj	5,359	50,742
	Alma Media Oyj	4,469	31,700
	Asiakastieto Group Oyj	1,519	47,661
	Aspo Oyj	2,685	26,683
	Atria Oyj	781	6,583
#*	BasWare Oyj	944	18,550
#	Bittium Oyj	5,377	41,573
	Cargotec Oyj, Class B	4,700	139,155
#	Caverion Oyj	12,245	81,320
#	Citycon Oyj	8,329	84,912
	Cramo Oyj	5,028	43,637
	Finnair Oyj	6,960	49,042
	Fiskars Oyj Abp	4,565	66,759
*	F-Secure Oyj	12,707	37,198
*	HKScan Oyj, Class A	1,550	2,726
	Huhtamaki Oyj	12,148	461,460
	Kemira Oyj	13,763	202,989
	Kesko Oyj, Class A	990	55,732
	Kesko Oyj, Class B	7,336	444,251
	Konecranes Oyj	8,185	239,669
	Lassila & Tikanoja Oyj	3,659	55,656
#	Lehto Group Oyj	783	2,060
#	Metsa Board Oyj	21,016	104,835
	Metso Oyj	12,166	467,482
	Nokian Renkaat Oyj	13,371	383,328
	Olvi Oyj, Class A	1,579	61,510
	Oriola Oyj, Class A	5,827	12,901
	Oriola Oyj, Class B	16,336	36,832
	Orion Oyj, Class A	2,441	84,138
	Orion Oyj, Class B	11,176	382,334
#	Outokumpu Oyj	32,709	93,599
*	Outotec Oyj	19,917	124,322
	Pihlajalinna Oyj	563	6,853
	Ponsse Oyj	1,180	37,095
*	QT Group Oyj	1,063	15,424
	Raisio Oyj, Class V	17,176	59,771
	Rapala VMC Oyj	1,900	6,307
	Revenio Group Oyj	2,269	51,129
	Sanoma Oyj	10,553	104,467
*	SRV Group Oyj	2,217	3,781
*	Stockmann Oyj Abp, Class A	1,299	3,281
*	Stockmann Oyj Abp, Class B	2,495	5,551
	Tieto Oyj	5,452	139,076
	Tikkurila Oyj	4,795	74,514
	Tokmanni Group Corp.	5,903	53,375
	Uponor Oyj	7,321	76,903
	Vaisala Oyj, Class A	1,838	41,523
	Valmet Oyj	14,662	284,700
#	YIT Oyj	17,951	99,332
TOTAL FINLAND			5,103,080

VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (4.4%)
	ABC arbitrage	3,292	$22,990
*	Adocia	959	18,833
*	Air France-KLM	26,184	272,954
	Akka Technologies	1,377	97,249
	AKWEL	768	15,094
	Albioma SA	3,404	90,367
	Altamir	1,905	34,067
	Alten SA	3,127	386,839
	Altran Technologies SA	28,524	449,976
*	Amplitude Surgical SAS	1,840	2,931
	APRIL SA	1,417	33,994
	Assystem SA	1,354	57,521
	Aubay	936	32,923
	Axway Software SA	836	11,624
#	Bastide le Confort Medical	266	10,813
	Beneteau SA	3,904	40,679
	Bigben Interactive	2,306	30,926
	Boiron SA	776	34,476
	Bonduelle SCA	1,660	49,112
#*	Bourbon Corp.	2,220	8,626
	Burelle SA	28	26,265
#	Casino Guichard Perrachon SA	4,112	152,138
*	Cegedim SA	532	16,408
*	CGG SA	82,253	180,434
#	Chargeurs SA	2,518	46,521
	Cie des Alpes	1,635	44,943
	Cie Plastic Omnium SA	6,434	169,740
*	Coface SA	13,486	167,008
	Derichebourg SA	16,273	60,174
	Devoteam SA	623	74,530
	Electricite de Strasbourg SA	132	15,252
#	Elior Group SA	14,729	192,623
	Elis SA	14,638	270,864
	Eramet	1,279	61,169
#*	Erytech Pharma SA	1,201	7,655
	Esso SA Francaise	197	5,437
	Etablissements Maurel et Prom	8,900	28,702
	Euronext NV	5,979	461,557
#	Europcar Mobility Group	14,904	93,330
	Eutelsat Communications SA	21,073	402,845
	Exel Industries, Class A	184	9,364
*	Fnac Darty S.A.	1,710	119,947
*	Fnac Darty SA (BLRZL56)	648	46,073
	Gaumont SA	129	16,397
	Gaztransport Et Technigaz SA	2,233	202,589
	GL Events	1,343	36,539
	Groupe Crit	446	29,979
	Groupe Gorge	778	12,387
	Groupe Open	581	10,097
	Guerbet	934	53,955
	Haulotte Group SA	1,014	7,873
	HERIGE SADCS	186	5,357
*	HEXAOM	440	16,169
*	ID Logistics Group	360	67,391
	Imerys SA	2,590	108,274
	Ingenico Group SA	7,159	678,302
	IPSOS	4,374	119,618
	Jacquet Metal Service SA	1,426	25,402
	JCDecaux SA	1,972	56,775

VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Kaufman & Broad SA	2,328	$95,593
	Korian SA	6,500	256,560
	Lagardere SCA	9,584	216,554
*	Latecoere SACA	9,654	40,584
	Laurent-Perrier	396	39,035
	Le Belier	216	6,551
	Lectra	3,315	67,936
	Linedata Services	535	16,983
	LISI	3,138	90,970
	LNA Sante SA	809	44,641
	Maisons du Monde SA	4,270	85,521
	Manitou BF SA	1,600	37,788
	Manutan International	508	40,942
	Mersen SA	2,045	73,190
	Metropole Television SA	1,844	31,989
*	MGI Digital Graphic Technology	409	22,577
	Neopost SA	5,381	108,118
	Nexans SA	4,464	150,932
	Nexity SA	4,436	212,988
#*	Nicox	2,438	12,553
	NRJ Group	2,200	16,254
	Oeneo SA	2,102	24,115
#*	Onxeo SA	4,614	3,750
*	Pierre & Vacances SA	633	11,909
#	Plastivaloire	1,105	7,406
#	Rallye SA	3,323	15,582
#*	Recylex SA	1,750	7,458
	Rexel SA	37,300	416,491
	Robertet SA	88	62,602
	Rothschild & Co.	3,219	100,801
#	Rubis SCA	9,853	555,216
	Samse SA	132	23,038
	Savencia SA	669	49,347
	Seche Environnement SA	288	11,124
#	Societe BIC SA	3,082	214,781
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	561	36,609
	Societe pour l'Informatique Industrielle	1,084	33,715
*	SOITEC	2,111	219,077
#*	Solocal Group	71,908	59,548
	Somfy SA	786	71,040
	Sopra Steria Group	1,595	205,261
	SPIE SA	14,600	270,619
#*	SRP Groupe SA	992	1,286
	Stef SA	521	46,215
	Sword Group	702	24,150
	Synergie SA	1,041	33,117
#	Tarkett SA	4,268	71,393
*	Technicolor SA	21,143	17,898
	Television Francaise 1	4,737	47,460
#	Thermador Groupe	782	49,385
	Total Gabon	95	14,021
	Trigano SA	957	96,015
#*	Vallourec SA	33,070	114,895
	Vetoquinol SA	354	23,410
	Vicat SA	2,211	99,200
	VIEL & Cie SA	4,347	23,776
	Vilmorin & Cie SA	883	48,390
*	Virbac SA	383	71,096

VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Voltalia SA	941	$11,056
TOTAL FRANCE			10,662,588
GERMANY — (6.2%)
	Aareal Bank AG	6,977	198,497
	ADLER Real Estate AG	6,426	88,355
	ADO Properties SA	3,335	142,878
*	ADVA Optical Networking SE	6,520	50,472
*	AIXTRON SE	8,383	93,563
	All for One Group AG	139	6,432
	Allgeier SE	979	25,408
	Amadeus Fire AG	661	89,794
	Atoss Software AG	206	29,630
	Aurubis AG	5,011	217,635
	Basler AG	633	27,518
	Bauer AG	2,210	51,036
	BayWa AG	1,352	35,192
	Bechtle AG	3,227	357,457
	Bertrandt AG	738	49,432
	bet-at-home.com AG	393	24,741
	Bijou Brigitte AG	711	31,321
	Bilfinger SE	4,751	139,487
	Borussia Dortmund GmbH & Co. KGaA	9,378	93,438
	CANCOM SE	3,477	194,386
*	CECONOMY AG	16,100	103,171
	CENIT AG	1,323	16,665
	CENTROTEC Sustainable AG	1,909	25,365
	Cewe Stiftung & Co. KGAA	818	75,561
	comdirect bank AG	4,102	42,334
	CompuGroup Medical SE	2,769	213,639
#	Corestate Capital Holding SA	1,975	71,782
	CropEnergies AG	3,994	26,641
	CTS Eventim AG & Co. KGaA	5,995	298,948
*	Delticom AG	212	805
	Deutsche Beteiligungs AG	2,003	69,969
	Deutsche EuroShop AG	4,705	127,297
	Deutsche Pfandbriefbank AG	19,103	216,869
	Deutz AG	17,619	121,628
*	Dialog Semiconductor P.L.C.	9,400	420,768
	DIC Asset AG	7,097	80,011
	DMG Mori AG	2,097	97,859
	Dr Hoenle AG	579	36,301
	Draegerwerk AG & Co. KGaA	307	13,129
	Duerr AG	4,886	145,316
	Eckert & Ziegler Strahlen- und Medizintechnik AG	672	88,708
	EDAG Engineering Group AG	1,225	14,749
	Elmos Semiconductor AG	1,962	42,734
*	ElringKlinger AG	4,625	26,251
	Energiekontor AG	790	15,110
*	Evotec SE	11,113	313,171
	Ferratum Oyj	851	10,016
	Fielmann AG	2,791	194,210
	First Sensor AG	880	28,632
	Freenet AG	15,482	302,079
	Fuchs Petrolub SE	781	27,429
	GEA Group AG	17,565	435,964
	Gerresheimer AG	3,776	293,705
	Gesco AG	1,167	29,860
	GFT Technologies SE	1,914	14,804

VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Grand City Properties SA	12,674	$285,529
	GRENKE AG	1,394	119,650
*	H&R GmbH & Co. KGaA	1,853	13,072
	Hamburger Hafen und Logistik AG	3,521	88,761
	Hapag-Lloyd AG	613	25,746
*	Heidelberger Druckmaschinen AG	28,620	31,183
	Hella GmbH & Co KGaA	4,140	195,194
	HolidayCheck Group AG	3,303	9,321
	Hornbach Baumarkt AG	1,015	18,735
	Hornbach Holding AG & Co. KGaA	1,203	64,702
	Hugo Boss AG	6,984	438,949
*	Hypoport AG	198	52,278
	Indus Holding AG	2,037	80,841
	Isra Vision AG	1,883	81,560
	IVU Traffic Technologies AG	1,595	15,593
	Jenoptik AG	6,077	170,297
	K+S AG	26,378	425,709
	Kloeckner & Co. SE	8,520	41,812
	Koenig & Bauer AG	1,558	62,545
	Krones AG	1,902	108,097
	KSB SE & Co. KGaA	31	10,194
	KWS Saat SE & Co., KGaA	1,165	81,048
	Lanxess AG	9,534	567,488
	Leifheit AG	1,697	36,664
*	Leoni AG	4,291	57,542
*	LPKF Laser & Electronics AG	1,227	9,522
*	Manz AG	726	17,848
*	Medigene AG	1,273	9,217
	METRO AG	6,713	103,258
	MLP SE	7,438	36,980
	Nemetschek SE	2,988	166,124
	Nexus AG	1,759	61,922
*	Nordex SE	10,174	119,103
	Norma Group SE	3,611	129,471
	OHB SE	1,058	38,807
	OSRAM Licht AG	10,845	408,207
	Paragon GmbH & Co. KGaA	263	5,060
	Patrizia AG	7,419	143,318
	Pfeiffer Vacuum Technology AG	1,032	143,935
	PNE AG	11,501	36,545
	ProSiebenSat.1 Media SE	16,189	209,115
	PSI Software AG	1,437	27,192
	QSC AG	8,683	13,160
	Rheinmetall AG	4,965	563,393
	RHOEN-KLINIKUM AG	3,484	92,357
	RIB Software SE	5,661	121,839
*	Rocket Internet SE	9,151	257,472
	S&T AG	5,640	131,643
	SAF-Holland SA	7,645	78,775
	Salzgitter AG	4,476	96,623
*	Schaltbau Holding AG	369	11,500
	Scout24 AG	8,481	469,060
	Secunet Security Networks AG	157	21,224
*	Senvion SA	1,441	500
*	SGL Carbon SE	6,333	42,583
*	Shop Apotheke Europe NV	1,251	49,046
	Siltronic AG	1,830	140,100
	Sixt Leasing SE	1,354	16,182
	Sixt SE	1,172	120,359

VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	SMA Solar Technology AG	2,378	$57,027
	Software AG	4,278	120,082
	Stabilus SA	2,641	120,358
	STRATEC SE	656	42,778
	Stroeer SE & Co. KGaA	3,363	264,917
	Suedzucker AG	8,190	127,188
*	SUESS MicroTec SE	2,434	24,060
	Surteco Group SE	1,107	28,738
	TAG Immobilien AG	14,999	353,096
	Takkt AG	5,172	70,619
	Technotrans SE	1,129	24,123
*	Tele Columbus AG	3,055	6,777
	TLG Immobilien AG	10,954	321,518
	Traffic Systems SE	408	8,133
	VERBIO Vereinigte BioEnergie AG	5,292	42,106
	Vossloh AG	1,143	44,801
	Wacker Chemie AG	1,917	141,638
	Wacker Neuson SE	3,888	77,902
	Washtec AG	1,419	75,078
	Wuestenrot & Wuerttembergische AG	3,125	62,176
	XING SE	266	101,878
	Zeal Network SE	1,170	23,196
TOTAL GERMANY			15,100,291
HONG KONG — (2.6%)
	Aeon Credit Service Asia Co., Ltd.	12,000	10,321
#	Agritrade Resources, Ltd.	320,000	45,809
	Allied Group, Ltd.	13,600	75,239
	Allied Properties HK, Ltd.	219,416	48,641
	APAC Resources, Ltd.	9,853	1,259
#*	Applied Development Holdings, Ltd.	255,000	10,578
	Asia Financial Holdings, Ltd.	54,874	29,908
	Asia Satellite Telecommunications Holdings, Ltd.	11,500	14,125
	Asia Standard International Group, Ltd.	98,940	19,390
#	Asiasec Properties, Ltd.	30,000	6,304
	ASM Pacific Technology, Ltd.	6,900	80,609
	Associated International Hotels, Ltd.	28,000	80,955
	BOE Varitronix, Ltd.	82,009	26,686
*	Bonjour Holdings, Ltd.	61,600	1,178
	Bright Smart Securities & Commodities Group, Ltd.	86,000	15,324
*	Brightoil Petroleum Holdings, Ltd.	248,000	35,641
*	Brockman Mining, Ltd.	256,330	5,269
*	Burwill Holdings, Ltd.	302,000	3,628
	Cafe de Coral Holdings, Ltd.	42,000	139,658
	Camsing International Holding, Ltd.	40,000	5,927
	Century City International Holdings, Ltd.	183,340	15,264
	Chen Hsong Holdings	30,000	10,051
	Chevalier International Holdings, Ltd.	4,000	5,718
*	China Baoli Technologies Holdings, Ltd.	145,000	1,834
*	China Energy Development Holdings, Ltd.	186,000	5,136
	China Motor Bus Co., Ltd.	2,400	38,389
#*	China Shandong Hi-Speed Financial Group, Ltd.	642,000	26,234
#	China Star Entertainment, Ltd.	310,000	34,243
#*	China Strategic Holdings, Ltd.	1,321,250	9,694
*	China Tonghai International Financial, Ltd.	130,000	6,381
*	China Touyun Tech Group, Ltd.	430,000	4,064
	Chinese Estates Holdings, Ltd.	47,000	42,592
	Chong Hing Bank, Ltd.	21,000	36,319
	Chow Sang Sang Holdings International, Ltd.	36,000	49,074

VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Chuang's Consortium International, Ltd.	100,000	$21,375
	CITIC Telecom International Holdings, Ltd.	154,000	63,555
	CK Life Sciences Intl Holdings, Inc.	352,000	17,630
	CNQC International Holdings, Ltd.	30,000	5,357
	Convenience Retail Asia, Ltd.	50,000	25,739
#*	Convoy Global Holdings, Ltd.	516,000	2,063
*	Cosmopolitan International Holdings, Ltd.	140,000	26,264
	Cowell e Holdings, Inc.	47,000	8,110
*	CP Lotus Corp.	290,000	3,817
	Cross-Harbour Holdings, Ltd. (The)	43,826	63,230
	CSI Properties, Ltd.	859,543	38,270
*	CST Group, Ltd.	2,064,000	6,550
	Dah Sing Banking Group, Ltd.	44,528	77,429
	Dah Sing Financial Holdings, Ltd.	17,806	79,839
	Dickson Concepts International, Ltd.	14,500	8,786
#*	Dingyi Group Investment, Ltd.	155,000	6,513
*	eForce Holdings, Ltd.	696,000	15,411
	Emperor Capital Group, Ltd.	270,000	9,423
	Emperor Entertainment Hotel, Ltd.	40,000	7,997
	Emperor International Holdings, Ltd.	140,333	35,178
	Emperor Watch & Jewellery, Ltd.	210,000	5,159
*	ENM Holdings, Ltd.	144,000	13,895
#*	Esprit Holdings, Ltd.	257,250	42,574
	Fairwood Holdings, Ltd.	10,500	34,619
	Far East Consortium International, Ltd.	161,876	76,816
#*	FIH Mobile, Ltd.	401,000	56,264
	First Pacific Co., Ltd.	288,000	120,075
	Fountain SET Holdings, Ltd.	28,000	4,220
*	Freeman Fintech Corp, Ltd.	62,000	1,623
*	Future World Financial Holdings, Ltd.	8,383	72
	Genting Hong Kong, Ltd.	30,000	3,662
	Get Nice Holdings, Ltd.	651,000	21,980
	Giordano International, Ltd.	126,000	43,295
#	Global Brands Group Holding, Ltd.	63,400	5,004
	Glorious Sun Enterprises, Ltd.	72,000	8,073
*	Gold-Finance Holdings, Ltd.	88,000	809
*	Goodbaby International Holdings, Ltd.	129,000	26,474
*	GR Properties, Ltd.	80,000	11,865
	Great Eagle Holdings, Ltd.	22,225	90,087
*	G-Resources Group, Ltd.	2,577,000	18,326
#	Guotai Junan International Holdings, Ltd.	322,400	50,931
#	Haitong International Securities Group, Ltd.	249,191	72,999
	Hang Lung Group, Ltd.	12,000	30,823
	Hanison Construction Holdings, Ltd.	27,198	4,610
*	Hao Tian Development Group, Ltd.	202,400	6,455
	Harbour Centre Development, Ltd.	13,500	23,250
	HKBN, Ltd.	76,000	137,206
*	HKBridge Financial Holdings, Ltd.	82,000	7,134
	HKR International, Ltd.	100,386	50,976
	Hong Kong Ferry Holdings Co., Ltd.	23,000	24,299
*	Hong Kong Finance Investment Holding Group, Ltd.	102,000	11,448
#*	Hong Kong Television Network, Ltd.	56,239	32,421
	Hongkong & Shanghai Hotels, Ltd. (The)	69,000	89,928
#	Hongkong Chinese, Ltd.	90,000	11,549
	Hung Hing Printing Group, Ltd.	29,818	4,326
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	162,000	35,071
	IGG, Inc.	107,000	101,660
*	Imagi International Holdings, Ltd.	22,800	5,785
	International Housewares Retail Co., Ltd.	41,000	11,232

VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#*	IRC, Ltd.	258,000	$5,587
	IT, Ltd.	54,000	19,718
	ITC Properties Group, Ltd.	30,000	6,056
	Johnson Electric Holdings, Ltd.	32,875	59,087
	Kerry Logistics Network, Ltd.	61,000	104,588
	Kingston Financial Group, Ltd.	36,000	6,676
	Kowloon Development Co., Ltd.	41,000	51,518
#	Lai Sun Development Co., Ltd.	30,608	43,166
	Lai Sun Garment International, Ltd.	9,000	10,547
*	Landing International Development, Ltd.	133,200	18,744
	Landsea Green Group Co., Ltd.	180,000	21,092
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	91,000	32,825
#*	Lerthai Group, Ltd.	24,000	22,054
#*	Leyou Technologies Holdings, Ltd.	110,000	31,361
	Li & Fung, Ltd.	748,000	104,254
	Lifestyle International Holdings, Ltd.	55,000	75,154
	Lippo China Resources, Ltd.	586,000	13,108
	Liu Chong Hing Investment, Ltd.	18,000	27,295
	L'Occitane International SA	32,250	66,986
	Luk Fook Holdings International, Ltd.	38,000	114,628
	Lung Kee Bermuda Holdings	26,000	8,803
*	Macau Legend Development, Ltd.	293,000	41,824
	Magnificent Hotel Investment, Ltd.	336,000	7,610
#	Man Wah Holdings, Ltd.	151,600	73,088
	Mason Group Holdings, Ltd.	2,829,598	42,872
	Melco International Development, Ltd.	58,000	141,125
	Microport Scientific Corp.	20,000	16,767
	Midland Holdings, Ltd.	43,417	7,389
	Ming Fai International Holdings, Ltd.	44,000	5,449
	Miramar Hotel & Investment	21,000	44,217
	Modern Dental Group, Ltd.	43,000	6,940
*	Mongolian Mining Corp.	171,249	2,158
	Nameson Holdings, Ltd.	74,000	4,570
*	New Times Energy Corp., Ltd.	52,200	496
*	NewOcean Energy Holdings, Ltd.	110,000	23,260
*	Nimble Holdings Co., Ltd.	28,000	2,862
#	NOVA Group Holdings, Ltd.	130,000	29,008
	OP Financial, Ltd.	116,000	29,003
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	115,000	3,293
	Oriental Watch Holdings	56,000	16,533
#	Oshidori International Holdings, Ltd.	700,200	86,307
*	Pacific Andes International Holdings, Ltd.	126,000	441
#	Pacific Basin Shipping, Ltd.	547,000	112,297
	Pacific Textiles Holdings, Ltd.	78,000	61,522
	Paliburg Holdings, Ltd.	26,000	9,966
#	Paradise Entertainment, Ltd.	40,000	6,127
	PC Partner Group, Ltd.	30,000	7,086
	PCCW, Ltd.	135,000	76,991
	Perfect Shape Medical, Ltd.	60,000	28,522
	Pico Far East Holdings, Ltd.	96,000	29,657
*	Playmates Toys, Ltd.	60,000	5,645
	Polytec Asset Holdings, Ltd.	99,100	12,752
	Public Financial Holdings, Ltd.	24,000	9,977
*	PYI Corp., Ltd.	169,839	2,293
	Regal Hotels International Holdings, Ltd.	29,000	17,584
#	Regina Miracle International Holdings, Ltd.	43,000	32,280
#	Sa Sa International Holdings, Ltd.	128,015	35,866
	Samsonite International SA	83,700	163,892

VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	SEA Holdings, Ltd.	50,046	$58,969
	Shangri-La Asia, Ltd.	20,000	24,333
	Shenwan Hongyuan HK, Ltd.	25,000	4,438
	Shun Ho Property Investments, Ltd.	5,544	1,975
	Shun Tak Holdings, Ltd.	190,000	70,153
	Sing Tao News Corp., Ltd.	14,000	1,563
	Singamas Container Holdings, Ltd.	256,000	33,840
	SITC International Holdings Co., Ltd.	135,000	148,803
	SmarTone Telecommunications Holdings, Ltd.	43,000	39,517
*	SOCAM Development, Ltd.	6,566	1,729
*	Solomon Systech International, Ltd.	58,000	1,507
	Soundwill Holdings, Ltd.	4,000	5,542
*	South Shore Holdings, Ltd.	54,450	1,495
	Stella International Holdings, Ltd.	55,000	88,674
*	Summit Ascent Holdings, Ltd.	92,000	14,738
	Sun Hung Kai & Co., Ltd.	50,464	23,159
#	SUNeVision Holdings, Ltd.	55,000	40,577
	TAI Cheung Holdings, Ltd.	37,000	35,860
	Tao Heung Holdings, Ltd.	17,000	3,150
	Television Broadcasts, Ltd.	43,600	70,049
#	Texwinca Holdings, Ltd.	112,000	33,120
	TK Group Holdings, Ltd.	30,000	13,100
#*	TOM Group, Ltd.	244,000	50,932
#	Town Health International Medical Group, Ltd.	330,000	21,815
	Tradelink Electronic Commerce, Ltd.	58,000	9,238
	Transport International Holdings, Ltd.	22,800	65,492
*	Trinity, Ltd.	58,000	2,173
#	United Laboratories International Holdings, Ltd. (The)	77,000	42,173
	Upbest Group, Ltd.	148,000	19,158
	Victory City International Holdings, Ltd.	3,693	231
#	VPower Group International Holdings, Ltd.	35,000	11,613
#	VSTECS Holdings, Ltd.	89,600	49,004
	VTech Holdings, Ltd.	14,400	126,293
	Wai Kee Holdings, Ltd.	52,000	34,338
	Wang On Group, Ltd.	260,000	3,444
#*	We Solutions, Ltd.	136,000	6,590
	Wing On Co. International, Ltd.	14,000	43,372
	Wing Tai Properties, Ltd.	56,000	37,823
	Xinyi Glass Holdings, Ltd.	132,000	133,061
*	Yat Sing Holdings, Ltd.	150,000	2,964
	YGM Trading, Ltd.	4,000	3,789
	YT Realty Group, Ltd.	16,896	4,966
	Yue Yuen Industrial Holdings, Ltd.	12,000	33,623
#*	Zhaobangji Properties Holdings, Ltd.	24,000	24,920
TOTAL HONG KONG			6,245,192
IRELAND — (0.2%)
	C&C Group P.L.C.	32,729	148,937
*	Cairn Homes P.L.C	17,827	21,167
	Datalex P.L.C.	875	897
	FBD Holdings P.L.C.	1,308	13,305
	FBD Holdings P.L.C.	1,355	14,224
	Flutter Entertainment P.L.C.	311	24,565
	Glanbia P.L.C.	15,634	203,514
	Irish Continental Group P.L.C.	6,659	30,507
	Irish Continental Group P.L.C.	3,760	18,108
*	Kenmare Resources P.L.C.	255	664

VA International Small Portfolio
CONTINUED
		Shares	Value»
IRELAND — (Continued)
*	Permanent TSB Group Holdings P.L.C.	10,745	$13,539
TOTAL IRELAND			489,427
ISRAEL — (1.2%)
*	ADO Group, Ltd.	1,623	24,920
	Afcon Holdings, Ltd.	210	10,644
*	AFI Properties, Ltd.	1,216	37,258
*	Airport City, Ltd.	8,420	154,421
*	Allot, Ltd.	3,228	23,294
	Alony Hetz Properties & Investments, Ltd.	7,976	108,502
	Alrov Properties and Lodgings, Ltd.	854	32,111
	Amot Investments, Ltd.	10,843	76,450
	Arad, Ltd.	731	10,374
*	Arko Holdings, Ltd.	23,300	10,005
	Ashtrom Group, Ltd.	1,136	9,657
	Ashtrom Properties, Ltd.	2,835	15,434
	AudioCodes, Ltd.	2,455	47,421
*	Azorim-Investment Development & Construction Co., Ltd.	2,807	4,699
	Bayside Land Corp.	103	55,382
	Bet Shemesh Engines Holdings 1997, Ltd.	515	16,545
*	Big Shopping Centers, Ltd.	632	49,438
	Blue Square Real Estate, Ltd.	808	36,273
*	Brack Capital Properties NV	328	32,076
*	Camtek, Ltd.	1,575	15,268
	Carasso Motors, Ltd.	2,404	9,716
*	Cellcom Israel, Ltd.	7,200	20,611
*	Clal Biotechnology Industries, Ltd.	4,323	2,120
*	Clal Insurance Enterprises Holdings, Ltd.	3,002	48,533
*	Compugen, Ltd.	6,673	21,825
	Danel Adir Yeoshua, Ltd.	447	31,434
	Delek Automotive Systems, Ltd.	4,148	17,640
	Delta-Galil Industries, Ltd.	1,324	38,562
	Direct Insurance Financial Investments, Ltd.	1,815	20,666
*	El Al Israel Airlines	28,107	7,144
	Electra Consumer Products 1970, Ltd.	515	7,183
	Electra, Ltd.	177	50,201
*	Energix-Renewable Energies, Ltd.	10,863	21,573
*	Enlight Renewable Energy, Ltd.	62,108	54,372
*	Equital, Ltd.	2,435	79,536
*	First International Bank Of Israel, Ltd.	2,702	69,648
	FMS Enterprises Migun, Ltd.	266	7,567
	Formula Systems 1985, Ltd.	1,241	70,244
	Fox Wizel, Ltd.	1,280	38,345
	Gilat Satellite Networks, Ltd.	4,321	36,298
	Hadera Paper, Ltd.	335	19,070
	Hamlet Israel-Canada, Ltd.	463	9,428
	Harel Insurance Investments & Financial Services, Ltd.	12,315	96,158
	Hilan, Ltd.	1,842	64,010
	IDI Insurance Co., Ltd.	657	23,597
	IES Holdings, Ltd.	230	15,368
*	Industrial Buildings Corp., Ltd.	20,310	43,643
	Inrom Construction Industries, Ltd.	8,372	32,946
#*	Intercure, Ltd.	4,205	7,717
	Israel Canada T.R, Ltd.	8,057	11,246
	Isras Investment Co., Ltd.	192	32,110
*	Kamada, Ltd.	3,545	20,243
	Kenon Holdings, Ltd.	1,743	36,657
	Kerur Holdings, Ltd.	357	9,549
	Magic Software Enterprises, Ltd.	2,800	25,520

VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Matrix IT, Ltd.	3,427	$53,830
	Maytronics, Ltd.	5,889	41,742
	Mediterranean Towers, Ltd.	10,111	23,510
	Mega Or Holdings, Ltd.	2,038	40,076
	Menora Mivtachim Holdings, Ltd.	3,053	48,792
	Migdal Insurance & Financial Holding, Ltd.	44,849	54,650
	Municipal Bank, Ltd.	56	11,622
	Naphtha Israel Petroleum Corp., Ltd.	4,099	26,967
*	Nawi Brothers, Ltd.	1,867	12,163
	Neto ME Holdings, Ltd.	95	8,494
*	Nova Measuring Instruments, Ltd.	2,529	74,038
	One Software Technologies, Ltd.	535	33,099
	OPC Energy, Ltd.	2,662	21,063
*	Partner Communications Co., Ltd.	10,429	42,556
	Paz Oil Co., Ltd.	1,048	148,424
	Phoenix Holdings, Ltd. (The)	10,796	67,308
	Plasson Industries, Ltd.	283	11,425
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	700	36,941
*	Redhill Biopharma, Ltd.	26,767	17,905
	Scope Metals Group, Ltd.	872	21,201
	Shapir Engineering and Industry, Ltd.	9,594	36,462
	Shikun & Binui, Ltd.	22,660	77,919
	Summit Real Estate Holdings, Ltd.	4,648	46,008
	YH Dimri Construction & Development, Ltd.	721	15,825
TOTAL ISRAEL			2,842,672
ITALY — (3.8%)
	A2A SpA	171,654	300,048
	ACEA SpA	7,126	133,993
*	Aeffe SpA	3,833	7,352
	Amplifon SpA	9,264	228,333
	Anima Holding SpA	26,423	97,134
	Aquafil SpA	1,320	11,519
*	Arnoldo Mondadori Editore SpA	28,311	46,117
	Ascopiave SpA	10,073	45,779
	Autogrill SpA	16,142	170,614
	Avio SpA	1,784	23,933
	Azimut Holding SpA	13,811	258,850
#*	Banca Carige SpA	13,880	17
	Banca Farmafactoring SpA	13,300	71,883
	Banca Generali SpA	6,768	197,050
	Banca IFIS SpA	2,374	33,540
	Banca Mediolanum SpA	2,042	14,611
	Banca Popolare di Sondrio SCPA	59,679	124,020
	Banca Profilo SpA	12,870	2,201
	Banca Sistema SpA	3,568	4,923
#*	Banco BPM SpA	205,939	383,935
	Banco di Desio e della Brianza SpA	5,000	10,917
#	BasicNet SpA	1,940	9,727
#*	BF SpA	7,534	21,225
	Biesse SpA	1,304	16,236
#	BPER Banca	55,703	207,253
	Brunello Cucinelli SpA	3,394	107,492
	Buzzi Unicem SpA	10,037	203,981
	Cairo Communication SpA	12,430	35,612
#	Carraro SpA	2,536	5,398
	Cementir Holding SpA	6,965	48,916
	Cerved Group SpA	22,191	174,861
	CIR-Compagnie Industriali Riunite SpA	63,037	69,663

VA International Small Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Credito Emiliano SpA	11,213	$56,156
*	Credito Valtellinese SpA	912,608	53,984
	Danieli & C Officine Meccaniche SpA	1,716	29,912
	Datalogic SpA	2,311	40,635
	De' Longhi SpA	7,541	151,620
	DeA Capital SpA	11,197	16,065
	DiaSorin SpA	1,896	219,884
	doValue SpA	2,360	29,502
#	El.En. SpA	1,340	26,163
	Emak SpA	6,798	7,378
	Enav SpA	25,524	140,387
	ERG SpA	6,580	127,242
	Esprinet SpA	2,060	6,920
*	Eurotech SpA	5,018	27,142
	Falck Renewables SpA	24,106	111,369
	Fiera Milano SpA	4,851	21,093
#*	Fincantieri SpA	58,307	60,227
	FNM SpA	21,790	12,259
#	Freni Brembo SpA	18,041	184,534
*	GEDI Gruppo Editoriale SpA	7,849	2,474
	Geox SpA	8,460	11,882
	Gruppo MutuiOnline SpA	3,477	59,270
	Hera SpA	102,323	380,989
	Illimity Bank SpA	4,727	43,380
#	IMA Industria Macchine Automatiche SpA	1,976	155,143
*	IMMSI SpA	26,564	18,217
	Infrastrutture Wireless Italiane SpA	6,727	68,051
*	Intek Group SpA	17,854	6,149
	Interpump Group SpA	7,810	219,534
	Iren SpA	69,654	182,251
	Italgas SpA	59,473	375,796
	Italmobiliare SpA	1,450	32,360
	IVS Group SA	1,842	20,579
#*	Juventus Football Club SpA	44,278	76,113
#	La Doria SpA	1,865	16,553
	Leonardo SpA	5,879	71,579
	LU-VE SpA	796	10,069
#	Maire Tecnimont SpA	20,289	48,829
	MARR SpA	4,048	87,259
	Massimo Zanetti Beverage Group SpA	1,475	9,333
#*	Mediaset SpA	41,897	122,712
	Openjobmetis SpA agenzia per il lavoro	845	6,457
#*	OVS SpA	16,480	28,997
	Piaggio & C SpA	30,934	92,910
	Pirelli & C SpA	7,798	45,932
#	Prima Industrie SpA	444	7,430
	RAI Way SpA	10,541	62,560
#	Reno de Medici SpA	26,327	20,011
	Reply SpA	1,920	128,457
#	Retelit SpA	23,036	38,265
	Rizzoli Corriere Della Sera Mediagroup SpA	22,611	24,245
	Sabaf SpA	1,277	20,693
	SAES Getters SpA	489	11,548
*	Safilo Group SpA	2,996	2,906
*	Saipem SpA	71,737	354,566
#*	Salini Impregilo SpA	21,276	40,678
	Salvatore Ferragamo SpA	5,030	105,490
	Saras SpA	73,078	120,290
	Sesa SpA	768	30,254

VA International Small Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Societa Cattolica di Assicurazioni SC	23,798	$201,949
	Societa Iniziative Autostradali e Servizi SpA	5,483	104,002
#*	Sogefi SpA	3,015	4,018
	SOL SpA	3,646	43,533
	Tamburi Investment Partners SpA	15,032	94,706
	Technogym SpA	11,973	128,612
*	Tinexta S.p.A.	3,403	46,489
#*	Tiscali SpA	110,959	1,664
#	Tod's SpA	1,112	55,370
*	TREVI - Finanziaria Industriale SpA	6,018	1,647
	Unieuro SpA	837	11,489
#	Unione di Banche Italiane SpA	127,388	327,053
	Unipol Gruppo SpA	71,733	367,967
#	UnipolSai Assicurazioni SpA	46,134	120,272
	Zignago Vetro SpA	4,262	48,184
TOTAL ITALY			9,106,771
JAPAN — (22.2%)
	77 Bank, Ltd. (The)	7,300	104,073
	A&D Co., Ltd.	3,000	21,631
	Abist Co., Ltd.	500	12,390
	Access Co., Ltd.	4,800	36,212
	Achilles Corp.	2,500	46,724
	Adastria Co., Ltd.	3,140	61,448
	ADEKA Corp.	7,700	112,621
	Ad-sol Nissin Corp.	1,200	21,181
	Advan Co., Ltd.	4,100	41,661
	Advance Create Co., Ltd.	700	11,952
*	Adventure, Inc.	300	9,213
	Aeon Delight Co., Ltd.	2,200	65,552
#	Aeon Fantasy Co., Ltd.	800	23,037
	Aeon Hokkaido Corp.	1,400	9,509
#	Aeria, Inc.	2,100	16,088
	Ahresty Corp.	2,700	14,189
	Ai Holdings Corp.	3,200	49,961
	Aichi Bank, Ltd. (The)	1,600	54,858
	Aichi Corp.	5,600	35,071
	Aichi Steel Corp.	1,500	46,790
	Aichi Tokei Denki Co., Ltd.	300	11,562
	Aida Engineering, Ltd.	5,500	43,537
#*	Aiful Corp.	38,800	79,084
	Ain Holdings, Inc.	1,700	92,991
	Aiphone Co., Ltd.	1,100	16,817
	Airport Facilities Co., Ltd.	3,500	16,525
	Aisan Industry Co., Ltd.	4,170	27,900
	AIT Corp.	1,800	16,695
#	Aizawa Securities Co., Ltd.	5,200	33,044
	Ajis Co., Ltd.	800	25,252
	Akatsuki, Inc.	500	33,563
#*	Akebono Brake Industry Co., Ltd.	14,000	19,651
	Akita Bank, Ltd. (The)	2,400	44,016
	Albis Co., Ltd.	800	18,663
#	Alconix Corp.	2,600	30,978
	Alinco, Inc.	2,200	19,591
#	Alleanza Holdings Co., Ltd.	700	5,271
	Alpen Co., Ltd.	2,000	28,542
	Alpha Corp.	500	5,804
	Alpha Systems, Inc.	1,300	32,468
	Alps Logistics Co., Ltd.	2,000	13,746

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Altech Corp.	2,310	$35,636
	Amano Corp.	5,200	156,429
	Amiyaki Tei Co., Ltd.	300	9,536
	Anest Iwata Corp.	3,000	25,295
	Anicom Holdings, Inc.	300	10,450
	AOI Electronics Co., Ltd.	500	9,841
	AOI TYO Holdings, Inc.	2,900	18,959
	AOKI Holdings, Inc.	5,300	51,972
#	Aomori Bank, Ltd. (The)	2,600	63,709
	Aoyama Trading Co., Ltd.	4,900	91,251
#	Aoyama Zaisan Networks Co., Ltd.	1,600	21,699
#	Apaman Co., Ltd.	1,800	16,140
	Arakawa Chemical Industries, Ltd.	1,800	24,346
	Arata Corp.	1,300	42,079
	Arcland Sakamoto Co., Ltd.	2,700	32,688
	Arcland Service Holdings Co., Ltd.	2,000	35,012
	Arcs Co., Ltd.	4,200	87,363
#	Arealink Co., Ltd.	1,000	11,770
	Argo Graphics, Inc.	2,200	49,831
	Arisawa Manufacturing Co., Ltd.	5,100	42,244
	Artnature, Inc.	1,000	6,017
	As One Corp.	1,090	90,241
	Asahi Co., Ltd.	2,700	31,322
	Asahi Diamond Industrial Co., Ltd.	9,000	55,584
	Asahi Holdings, Inc.	3,700	76,829
	Asahi Kogyosha Co., Ltd.	600	14,858
	Asahi Printing Co., Ltd.	1,100	10,883
	Asahi Yukizai Corp.	2,300	28,898
	Asante, Inc.	1,200	21,930
	Asanuma Corp.	800	25,520
	Ashimori Industry Co., Ltd.	300	4,227
	Asia Pile Holdings Corp.	4,100	20,240
	ASKA Pharmaceutical Co., Ltd.	3,300	39,464
#	ASKUL Corp.	1,100	27,420
#	Asukanet Co., Ltd.	600	8,407
	Asunaro Aoki Construction Co., Ltd.	1,800	13,597
	Ateam, Inc.	1,400	14,269
#	Atom Corp.	9,000	82,419
*	Atrae, Inc.	300	6,735
	Atsugi Co., Ltd.	4,000	33,253
	Autobacs Seven Co., Ltd.	7,200	117,167
	Avex, Inc.	4,300	55,286
	Awa Bank, Ltd. (The)	3,800	86,263
	Axial Retailing, Inc.	1,800	62,357
	Bando Chemical Industries, Ltd.	5,100	44,011
	Bank of Iwate, Ltd. (The)	2,000	49,204
	Bank of Nagoya, Ltd. (The)	1,400	43,441
	Bank of Okinawa, Ltd. (The)	2,460	75,604
	Bank of Saga, Ltd. (The)	1,600	22,329
	Bank of the Ryukyus, Ltd.	3,600	37,321
#	Baroque Japan, Ltd.	1,700	17,024
	BayCurrent Consulting, Inc.	1,600	73,064
	Belc Co., Ltd.	1,000	46,291
	Bell System24 Holdings, Inc.	2,400	34,175
	Belluna Co., Ltd.	6,900	44,560
#*	Bengo4.com, Inc.	400	17,675
	Bic Camera, Inc.	5,900	58,165
#	Billing System Corp.	800	8,817
	Biofermin Pharmaceutical Co., Ltd.	400	8,015

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	BML, Inc.	2,000	$54,893
#	Bookoff Group Holdings, Ltd.	1,000	11,461
	Bourbon Corp.	1,100	17,089
	BP Castrol K.K.	1,300	15,935
#	Br Holdings Corp.	1,200	3,821
#*	BrainPad, Inc.	500	28,776
	Broadleaf Co., Ltd.	8,900	46,765
	BRONCO BILLY Co., Ltd.	1,100	22,817
	Bunka Shutter Co., Ltd.	6,984	57,157
	C Uyemura & Co., Ltd.	800	43,768
	CAC Holdings Corp.	1,700	21,698
	Can Do Co., Ltd.	1,000	14,949
	Canon Electronics, Inc.	2,600	42,554
	Career Design Center Co., Ltd.	500	7,277
#*	CareerIndex, Inc.	800	5,405
	Carlit Holdings Co., Ltd.	2,600	14,688
	Carta Holdings, Inc.	2,400	26,826
	Cawachi, Ltd.	1,800	33,448
	Central Automotive Products, Ltd.	1,600	29,209
	Central Glass Co., Ltd.	3,400	77,289
#	Central Security Patrols Co., Ltd.	1,000	44,934
	Central Sports Co., Ltd.	900	25,600
	Chiba Kogyo Bank, Ltd. (The)	7,400	20,790
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	1,100	13,385
	CHIMNEY Co., Ltd.	400	8,818
	Chiyoda Co., Ltd.	2,100	31,046
	Chiyoda Integre Co., Ltd.	1,900	36,280
	Chofu Seisakusho Co., Ltd.	2,300	46,630
	Chori Co., Ltd.	1,400	21,803
	Chubu Shiryo Co., Ltd.	3,200	36,820
	Chudenko Corp.	3,900	85,297
	Chuetsu Pulp & Paper Co., Ltd.	800	11,560
	Chugai Ro Co., Ltd.	700	10,316
	Chugoku Bank, Ltd. (The)	7,700	67,320
	Chugoku Marine Paints, Ltd.	7,800	58,377
	Chukyo Bank, Ltd. (The)	1,800	36,400
	Chuo Spring Co., Ltd.	500	13,068
	CI Takiron Corp.	8,000	51,385
	Citizen Watch Co., Ltd.	33,800	168,204
	CKD Corp.	7,500	82,279
	Cleanup Corp.	2,000	9,466
	CMIC Holdings Co., Ltd.	1,500	25,612
	CMK Corp.	6,400	36,527
	cocokara fine, Inc.	1,779	93,757
	Coco's Japan Co., Ltd.	600	8,131
	COLOPL, Inc.	5,000	30,686
	Colowide Co., Ltd.	6,000	116,939
	Computer Engineering & Consulting, Ltd.	2,100	46,729
	Computer Institute of Japan, Ltd.	1,900	17,241
	Comture Corp.	900	34,469
	CONEXIO Corp.	2,400	32,384
*	COOKPAD, Inc.	4,500	12,636
	Corona Corp.	1,300	12,022
#	Cosel Co., Ltd.	2,500	24,790
	Cosmo Energy Holdings Co., Ltd.	5,600	115,432
#	Cota Co., Ltd.	1,331	14,467
#	Create Restaurants Holdings, Inc.	4,500	67,161
	Create SD Holdings Co., Ltd.	2,400	53,764
	Creek & River Co., Ltd.	1,700	20,719

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Cresco, Ltd.	500	$17,614
	CTI Engineering Co., Ltd.	1,400	20,363
	CTS Co., Ltd.	3,200	19,675
	Cybozu, Inc.	2,000	23,612
	Dai Nippon Toryo Co., Ltd.	2,200	19,840
	Daibiru Corp.	5,700	52,719
	Dai-Dan Co., Ltd.	1,500	30,438
	Daido Kogyo Co., Ltd.	900	7,314
	Daido Metal Co., Ltd.	5,500	33,049
	Daido Steel Co., Ltd.	2,900	110,104
	Daihatsu Diesel Manufacturing Co., Ltd.	2,400	14,225
	Daihen Corp.	2,200	60,912
	Daiho Corp.	2,400	59,631
	Daiichi Jitsugyo Co., Ltd.	1,000	27,419
#	Daiichi Kensetsu Corp.	1,100	17,865
#	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	2,500	20,128
	Dai-ichi Seiko Co., Ltd.	1,400	17,062
	Daiken Corp.	1,400	27,752
	Daiken Medical Co., Ltd.	2,800	15,911
	Daiki Aluminium Industry Co., Ltd.	3,000	21,018
	Daikoku Denki Co., Ltd.	900	11,032
#	Daikokutenbussan Co., Ltd.	800	24,025
	Daikyonishikawa Corp.	4,200	34,570
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	1,600	44,163
	Daio Paper Corp.	6,400	76,439
	Daiseki Co., Ltd.	3,730	88,637
	Daishi Hokuetsu Financial Group, Inc.	4,000	106,323
	Daito Bank, Ltd. (The)	1,000	5,030
	Daito Pharmaceutical Co., Ltd.	1,450	40,418
	Daitron Co., Ltd.	800	9,841
	Daiwa Industries, Ltd.	4,300	42,599
	Daiwabo Holdings Co., Ltd.	1,600	77,537
	DCM Holdings Co., Ltd.	9,900	93,421
	DD Holdings Co., Ltd.	300	8,318
#	Dear Life Co., Ltd.	5,600	24,013
	Denki Kogyo Co., Ltd.	1,600	44,888
	Densan System Co., Ltd.	600	17,668
	Denyo Co., Ltd.	2,000	28,844
	Descente, Ltd.	3,300	51,215
	Dexerials Corp.	8,900	58,710
	Digital Arts, Inc.	1,000	101,239
#	Digital Hearts Holdings Co., Ltd.	1,200	11,970
	Digital Information Technologies Corp.	800	12,893
	Dip Corp.	4,000	82,109
	DKS Co., Ltd.	1,200	35,454
	DMG Mori Co., Ltd.	9,400	136,162
	Doshisha Co., Ltd.	2,900	45,192
	Doutor Nichires Holdings Co., Ltd.	3,112	57,291
	Dowa Holdings Co., Ltd.	2,300	72,638
	DTS Corp.	3,800	83,064
	Duskin Co., Ltd.	4,100	108,518
	DyDo Group Holdings, Inc.	1,400	55,002
	Eagle Industry Co., Ltd.	3,000	29,926
	Earth Corp.	500	21,445
	Ebara Foods Industry, Inc.	800	15,572
	Ebara Jitsugyo Co., Ltd.	900	16,640
#	Eco's Co., Ltd.	800	10,892
	EDION Corp.	9,900	93,871
	EF-ON, Inc.	1,080	8,850

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	eGuarantee, Inc.	3,200	$34,308
#	E-Guardian, Inc.	1,100	19,568
	Ehime Bank, Ltd. (The)	3,800	37,944
	Eidai Co., Ltd.	3,000	9,524
	Eiken Chemical Co., Ltd.	3,000	50,411
	Eizo Corp.	1,500	55,013
	Elan Corp.	2,200	35,085
	Elecom Co., Ltd.	1,100	39,830
	Elematec Corp.	1,800	16,902
#	EM Systems Co., Ltd.	2,000	30,814
	Endo Lighting Corp.	1,700	11,881
*	Enigmo, Inc.	2,600	27,814
	en-japan, Inc.	2,700	110,761
	Enplas Corp.	1,300	41,520
	EPS Holdings, Inc.	4,300	66,206
	eRex Co., Ltd.	3,900	38,262
	ES-Con Japan, Ltd.	3,600	22,613
#	Escrow Agent Japan, Inc.	3,500	7,648
	ESPEC Corp.	2,000	41,104
	Evolable Asia Corp.	1,000	23,644
	Excel Co., Ltd.	1,200	16,682
	Exedy Corp.	3,100	63,196
	F@N Communications, Inc.	6,200	31,281
	FALCO HOLDINGS Co., Ltd.	1,400	20,636
	FCC Co., Ltd.	3,800	73,842
*	FDK Corp.	1,100	8,323
	Feed One Co., Ltd.	19,600	32,020
	Ferrotec Holdings Corp.	5,400	46,316
*	FFRI, Inc.	400	13,382
	FIDEA Holdings Co., Ltd.	30,500	33,622
	Fields Corp.	3,000	13,158
	Financial Products Group Co., Ltd.	4,700	41,407
	FINDEX, Inc.	700	6,043
	First Bank of Toyama, Ltd. (The)	4,700	13,188
	Fixstars Corp.	3,000	49,554
#	FJ Next Co., Ltd.	1,300	12,678
	Focus Systems Corp.	1,700	13,291
	Foster Electric Co., Ltd.	3,400	59,481
	France Bed Holdings Co., Ltd.	3,800	34,737
#	Freebit Co., Ltd.	2,000	20,104
#	Freund Corp.	1,700	12,556
#	Fronteo, Inc.	1,100	3,846
	F-Tech, Inc.	1,600	10,891
#	FTGroup Co., Ltd.	1,100	15,566
	Fudo Tetra Corp.	1,930	23,140
	Fuji Co., Ltd.	2,600	43,984
	Fuji Corp.	7,400	98,672
	Fuji Corp.	800	14,967
	Fuji Corp., Ltd.	3,000	20,151
#	Fuji Kosan Co., Ltd.	600	4,890
	Fuji Kyuko Co., Ltd.	1,500	57,603
	Fuji Oil Co., Ltd.	8,300	19,385
	Fuji Pharma Co., Ltd.	2,000	26,801
	Fuji Seal International, Inc.	4,400	128,908
	Fujibo Holdings, Inc.	1,500	36,332
	Fujicco Co., Ltd.	2,200	39,675
	Fujikura Composites, Inc.	1,100	4,296
	Fujikura Kasei Co., Ltd.	4,200	22,906
	Fujikura, Ltd.	29,700	108,644

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fujimi, Inc.	300	$6,199
	Fujimori Kogyo Co., Ltd.	2,200	59,115
#	Fujio Food System Co., Ltd.	900	21,359
	Fujita Kanko, Inc.	800	20,035
	Fujitec Co., Ltd.	7,300	91,003
	Fujitsu Frontech, Ltd.	1,400	12,304
	Fujitsu General, Ltd.	6,000	95,886
	Fujiya Co., Ltd.	1,100	19,527
	Fukuda Corp.	1,000	42,012
	Fukuda Denshi Co., Ltd.	500	32,841
	Fukui Bank, Ltd. (The)	2,600	33,128
	Fukui Computer Holdings, Inc.	900	18,857
	Fukushima Bank, Ltd. (The)	4,200	9,491
	Fukushima Industries Corp.	1,200	37,257
	Fukuyama Transporting Co., Ltd.	1,800	67,775
	FULLCAST Holdings Co., Ltd.	2,000	40,895
*	Funai Electric Co., Ltd.	1,900	13,505
	Funai Soken Holdings, Inc.	3,060	69,825
	Furukawa Battery Co., Ltd. (The)	2,400	14,309
	Furukawa Co., Ltd.	3,300	43,064
	Furukawa Electric Co., Ltd.	3,200	85,826
	Furuno Electric Co., Ltd.	3,500	29,994
	Furusato Industries, Ltd.	1,000	13,360
	Furuya Metal Co., Ltd.	400	13,338
	Furyu Corp.	300	2,976
	Fuso Chemical Co., Ltd.	2,000	41,758
	Fuso Pharmaceutical Industries, Ltd.	1,100	19,387
	Futaba Corp.	4,200	55,925
	Futaba Industrial Co., Ltd.	8,700	60,357
	Future Corp.	1,900	33,793
	Fuyo General Lease Co., Ltd.	2,100	124,637
	G-7 Holdings, Inc.	500	13,571
	Gakken Holdings Co., Ltd.	300	13,496
#	Gakkyusha Co., Ltd.	1,000	12,045
	Gakujo Co., Ltd.	1,000	11,254
	GCA Corp.	2,900	18,864
	Gecoss Corp.	2,000	17,139
	Genki Sushi Co., Ltd.	800	22,528
	Genky DrugStores Co., Ltd.	1,000	19,435
	Geo Holdings Corp.	3,800	50,013
	Geostr Corp.	1,300	3,837
	Giken, Ltd.	1,300	38,091
	GL Sciences, Inc.	600	8,227
	GLOBERIDE, Inc.	1,000	29,793
	Glory, Ltd.	4,500	118,828
	GMO Cloud K.K.	700	20,048
	GMO Financial Holdings, Inc.	4,400	23,905
	GMO internet, Inc.	3,600	58,523
	Godo Steel, Ltd.	1,600	30,045
	Goldcrest Co., Ltd.	2,590	46,690
#	Golf Digest Online, Inc.	1,000	5,296
	Grace Technology, Inc.	1,200	31,662
	Gree, Inc.	10,400	48,820
	GS Yuasa Corp.	6,700	125,311
	G-Tekt Corp.	2,400	34,988
	Gun-Ei Chemical Industry Co., Ltd.	700	15,911
	Gunma Bank, Ltd. (The)	8,000	27,561
#*	Gunosy, Inc.	1,100	16,412
	Gunze, Ltd.	1,900	84,429

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Gurunavi, Inc.	2,500	$15,420
	H2O Retailing Corp.	11,700	132,235
	HABA Laboratories, Inc.	400	32,440
	Hagihara Industries, Inc.	1,400	17,415
	Hagiwara Electric Holdings Co., Ltd.	1,000	26,194
	Hakudo Co., Ltd.	800	10,257
	Hakuto Co., Ltd.	1,400	15,764
	Halows Co., Ltd.	1,100	22,779
	Hamakyorex Co., Ltd.	2,200	78,608
#	Handsman Co., Ltd.	800	8,656
	Hanwa Co., Ltd.	4,500	122,612
	Happinet Corp.	1,800	21,605
	Harima Chemicals Group, Inc.	2,500	26,364
	Hazama Ando Corp.	19,410	133,800
	Heiwa Real Estate Co., Ltd.	3,600	75,603
	Heiwado Co., Ltd.	3,600	66,091
#	Helios Techno Holdings Co., Ltd.	2,400	14,133
	Hibiya Engineering, Ltd.	2,400	43,275
	Hiday Hidaka Corp.	2,792	53,961
	HI-LEX Corp.	2,500	40,657
	Hinokiya Group Co., Ltd.	400	7,591
	Hioki EE Corp.	1,100	37,407
	Hirakawa Hewtech Corp.	1,200	13,936
	Hiramatsu, Inc.	2,300	7,587
#	Hirano Tecseed Co., Ltd.	1,700	25,910
	Hirata Corp.	700	42,813
	Hiroshima Bank, Ltd. (The)	27,300	130,474
	Hiroshima Gas Co., Ltd.	6,100	18,573
	HIS Co., Ltd.	3,000	73,167
	Hisaka Works, Ltd.	4,200	32,961
	Hitachi Zosen Corp.	16,500	59,171
	Hito Communications Holdings, Inc.	1,000	16,966
	Hochiki Corp.	1,700	21,177
	Hodogaya Chemical Co., Ltd.	800	20,665
	Hogy Medical Co., Ltd.	2,200	61,153
	Hokkaido Coca-Cola Bottling Co., Ltd.	600	20,243
	Hokkaido Electric Power Co., Inc.	18,600	105,302
	Hokkaido Gas Co., Ltd.	1,600	21,629
	Hokkan Holdings, Ltd.	1,200	18,788
	Hokko Chemical Industry Co., Ltd.	3,300	14,622
	Hokkoku Bank, Ltd. (The)	2,500	69,445
	Hokuetsu Corp.	14,000	69,474
	Hokuetsu Industries Co., Ltd.	2,800	30,447
	Hokuhoku Financial Group, Inc.	13,900	139,267
	Hokuriku Electric Industry Co., Ltd.	400	3,861
*	Hokuriku Electric Power Co.	17,400	124,612
	Hokuriku Electrical Construction Co., Ltd.	1,500	12,383
	Hokuto Corp.	2,800	47,729
	Honda Tsushin Kogyo Co., Ltd.	1,400	6,386
	H-One Co., Ltd.	4,000	26,017
	Honeys Holdings Co., Ltd.	2,670	32,343
	Hoosiers Holdings	5,300	30,179
	Hosiden Corp.	7,500	83,261
	Hosokawa Micron Corp.	1,000	40,462
*	Hotland Co., Ltd.	1,300	17,358
#	House Do Co., Ltd.	600	9,103
	Howa Machinery, Ltd.	2,200	16,983
	Hyakugo Bank, Ltd. (The)	23,900	70,083
	Hyakujushi Bank, Ltd. (The)	2,900	57,718

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ibiden Co., Ltd.	4,100	$73,097
	IBJ Leasing Co., Ltd.	2,900	72,781
#	IBJ, Inc.	1,100	8,917
	Ichibanya Co., Ltd.	1,400	65,944
	Ichigo, Inc.	28,300	102,258
	Ichiken Co., Ltd.	700	11,013
	Ichikoh Industries, Ltd.	4,000	25,590
#	Ichimasa Kamaboko Co., Ltd.	1,100	10,468
	Ichinen Holdings Co., Ltd.	2,000	20,405
	Ichiyoshi Securities Co., Ltd.	7,100	46,875
	Icom, Inc.	1,500	31,190
	ID Holdings Corp.	1,300	14,111
#	Idec Corp.	3,300	59,267
	IDOM, Inc.	8,500	32,019
	Ihara Science Corp.	1,200	13,958
	Iino Kaiun Kaisha, Ltd.	10,400	34,818
	IJTT Co., Ltd.	2,100	10,037
	Imagica Group, Inc.	900	4,484
	Imasen Electric Industrial	3,201	25,947
	Imuraya Group Co., Ltd.	1,600	30,475
	Inaba Denki Sangyo Co., Ltd.	2,300	105,923
	Inaba Seisakusho Co., Ltd.	1,700	21,709
	Inabata & Co., Ltd.	4,800	62,460
	Inageya Co., Ltd.	3,100	42,014
	Ines Corp.	3,600	38,353
	I-Net Corp.	1,600	21,467
	Infocom Corp.	3,200	79,315
	Infomart Corp.	7,800	105,210
	Information Services International-Dentsu, Ltd.	1,100	38,194
	Innotech Corp.	2,400	19,905
#	Insource Co., Ltd.	1,000	29,306
	Intage Holdings, Inc.	3,800	32,112
#	Inter Action Corp.	1,600	27,804
	Internet Initiative Japan, Inc.	3,100	57,938
#	Inui Global Logistics Co., Ltd.	2,525	20,344
	IR Japan Holdings, Ltd.	800	20,855
	Iriso Electronics Co., Ltd.	1,800	82,109
#	I'rom Group Co., Ltd.	900	14,177
	Iseki & Co., Ltd.	2,200	28,790
	Ishihara Chemical Co., Ltd.	700	10,885
	Ishihara Sangyo Kaisha, Ltd.	4,400	46,746
#*	Istyle, Inc.	4,200	31,676
	Itfor, Inc.	3,600	30,818
	Itochu Enex Co., Ltd.	5,500	44,506
	Itochu-Shokuhin Co., Ltd.	600	24,572
	Itoham Yonekyu Holdings, Inc.	6,800	44,547
	Itoki Corp.	4,500	18,562
#*	Itokuro, Inc.	600	9,372
	IwaiCosmo Holdings, Inc.	2,900	29,578
	Iwaki Co., Ltd.	1,300	14,233
	Iwasaki Electric Co., Ltd.	400	4,857
	Iwatani Corp.	4,000	132,040
	Iwatsu Electric Co., Ltd.	300	2,163
	Iwatsuka Confectionery Co., Ltd.	500	18,227
	Iyo Bank, Ltd. (The)	16,500	80,192
#	J Trust Co., Ltd.	11,300	49,362
	JAC Recruitment Co., Ltd.	1,600	36,990
	Jaccs Co., Ltd.	3,200	63,644
	Jafco Co., Ltd.	3,300	122,334

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Jalux, Inc.	800	$18,489
	Jamco Corp.	1,500	27,335
	Janome Sewing Machine Co., Ltd.	2,299	9,839
*	Japan Asset Marketing Co., Ltd.	22,400	18,682
	Japan Aviation Electronics Industry, Ltd.	5,000	69,636
#	Japan Best Rescue System Co., Ltd.	1,200	15,731
	Japan Cash Machine Co., Ltd.	2,100	20,882
*	Japan Display, Inc.	65,700	44,899
	Japan Elevator Service Holdings Co., Ltd.	1,200	30,304
#	Japan Investment Adviser Co., Ltd.	1,100	18,570
	Japan Lifeline Co., Ltd.	5,100	89,762
	Japan Material Co., Ltd.	6,600	85,926
#	Japan Meat Co., Ltd.	1,500	24,850
	Japan Medical Dynamic Marketing, Inc.	2,570	32,178
	Japan Petroleum Exploration Co., Ltd.	3,800	82,733
	Japan Property Management Center Co., Ltd.	900	9,382
	Japan Pulp & Paper Co., Ltd.	1,600	53,840
	Japan Securities Finance Co., Ltd.	13,500	68,438
	Japan Steel Works, Ltd. (The)	6,300	109,694
	Japan Transcity Corp.	3,000	13,706
	Japan Wool Textile Co., Ltd. (The)	6,000	49,620
	Jastec Co., Ltd.	300	2,992
	JBCC Holdings, Inc.	2,000	29,437
	JCR Pharmaceuticals Co., Ltd.	300	21,109
	JCU Corp.	2,900	54,396
	Jeol, Ltd.	2,600	58,424
*	JIG-SAW, Inc.	300	13,778
	Jimoto Holdings, Inc.	21,100	18,949
	JINS Holdings, Inc.	1,100	57,906
	JK Holdings Co., Ltd.	2,500	12,618
	JMS Co., Ltd.	2,200	16,142
	Joban Kosan Co., Ltd.	400	6,068
	J-Oil Mills, Inc.	1,100	39,440
*	Jolly - Pasta Co., Ltd.	700	12,081
	Joshin Denki Co., Ltd.	3,100	59,146
	JP-Holdings, Inc.	2,900	7,607
	JSP Corp.	1,300	22,590
	Juki Corp.	2,400	21,671
	Juroku Bank, Ltd. (The)	4,100	83,593
	Justsystems Corp.	2,300	77,606
	JVCKenwood Corp.	30,770	68,813
	K&O Energy Group, Inc.	2,300	31,125
*	Kadokawa Dwango	7,169	91,101
	Kadoya Sesame Mills, Inc.	400	14,883
	Kaga Electronics Co., Ltd.	1,900	28,905
	Kakiyasu Honten Co., Ltd.	600	11,787
#	Kamakura Shinsho, Ltd.	2,800	38,711
	Kameda Seika Co., Ltd.	1,200	56,049
	Kamei Corp.	3,600	36,662
	Kanaden Corp.	1,900	24,346
	Kanagawa Chuo Kotsu Co., Ltd.	800	27,064
	Kanamoto Co., Ltd.	3,400	87,396
	Kandenko Co., Ltd.	9,000	78,470
	Kaneko Seeds Co., Ltd.	900	10,558
	Kanematsu Corp.	7,405	84,957
	Kanematsu Electronics, Ltd.	1,400	38,399
	Kansai Mirai Financial Group, Inc.	6,197	41,619
	Kansai Super Market, Ltd.	1,800	17,932
	Kanto Denka Kogyo Co., Ltd.	6,400	43,731

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kappa Create Co., Ltd.	2,100	$26,827
	Kasai Kogyo Co., Ltd.	3,100	25,435
	Katakura Industries Co., Ltd.	2,700	30,807
	Kato Sangyo Co., Ltd.	2,900	85,579
	Kato Works Co., Ltd.	1,600	28,561
	KAWADA TECHNOLOGIES, Inc.	600	41,144
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,300	36,426
#*	Kawasaki Kisen Kaisha, Ltd.	10,600	135,417
	Kawasumi Laboratories, Inc.	100	702
	Keihanshin Building Co., Ltd.	5,000	55,103
	Keihin Corp.	5,100	70,786
	Keiyo Bank, Ltd. (The)	12,500	76,078
	Keiyo Co., Ltd.	6,700	29,045
	Kenedix, Inc.	21,700	109,977
	Kenko Mayonnaise Co., Ltd.	2,000	45,700
	Key Coffee, Inc.	2,600	50,781
	KFC Holdings Japan, Ltd.	1,400	27,495
	KH Neochem Co., Ltd.	2,200	54,507
	King Jim Co., Ltd.	3,000	22,742
	Kintetsu Department Store Co., Ltd.	1,100	31,400
	Kintetsu World Express, Inc.	3,600	48,274
	Kirindo Holdings Co., Ltd.	900	14,611
	Kissei Pharmaceutical Co., Ltd.	3,200	79,041
	Ki-Star Real Estate Co., Ltd.	1,100	16,563
	Kitagawa Corp.	1,600	30,938
	Kita-Nippon Bank, Ltd. (The)	1,000	16,571
	Kitano Construction Corp.	700	16,819
	Kitanotatsujin Corp.	7,800	50,387
	Kito Corp.	2,700	39,979
	Kitz Corp.	8,600	58,433
	Kiyo Bank, Ltd. (The)	7,200	93,771
#*	KLab, Inc.	4,100	33,556
*	KNT-CT Holdings Co., Ltd.	1,300	15,687
	Koa Corp.	3,500	42,132
	Koatsu Gas Kogyo Co., Ltd.	3,600	27,563
*	Kobe Electric Railway Co., Ltd.	899	32,851
	Kohnan Shoji Co., Ltd.	2,300	50,135
	Kohsoku Corp.	1,300	14,903
#	Koike Sanso Kogyo Co., Ltd.	400	8,746
*	Kojima Co., Ltd.	2,300	10,021
	Kokuyo Co., Ltd.	6,700	90,371
	Komatsu Matere Co., Ltd.	4,000	28,453
	Komatsu Wall Industry Co., Ltd.	600	10,564
	KOMEDA Holdings Co., Ltd.	3,900	72,222
	Komehyo Co., Ltd.	800	8,633
	Komeri Co., Ltd.	3,300	67,793
	Komori Corp.	7,500	75,738
	Konaka Co., Ltd.	1,760	6,766
	Kondotec, Inc.	2,900	24,606
	Konishi Co., Ltd.	4,000	56,958
	Konoike Transport Co., Ltd.	2,900	44,869
#	Koshidaka Holdings Co., Ltd.	4,400	62,243
	Kotobuki Spirits Co., Ltd.	1,800	106,180
	Kourakuen Holdings Corp.	1,000	27,709
	Krosaki Harima Corp.	800	43,873
	KRS Corp.	1,000	18,069
	KU Holdings Co., Ltd.	2,400	19,135
	Kumagai Gumi Co., Ltd.	4,000	106,934
#	Kumiai Chemical Industry Co., Ltd.	10,267	84,340

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kura Sushi, Inc.	1,000	$40,993
	Kurabo Industries, Ltd.	1,800	34,695
	Kureha Corp.	1,900	125,865
	Kurimoto, Ltd.	1,100	14,901
	Kuriyama Holdings Corp.	1,000	8,078
*	KYB Corp.	3,100	87,975
	Kyoden Co., Ltd.	1,800	5,452
	Kyodo Printing Co., Ltd.	900	23,401
	Kyoei Steel, Ltd.	2,900	49,120
	Kyokuto Boeki Kaisha, Ltd.	800	13,050
	Kyokuto Kaihatsu Kogyo Co., Ltd.	3,800	46,889
	Kyokuto Securities Co., Ltd.	2,600	21,831
	Kyokuyo Co., Ltd.	1,100	30,808
	KYORIN Holdings, Inc.	4,500	75,694
	Kyoritsu Maintenance Co., Ltd.	1,500	64,577
	Kyosan Electric Manufacturing Co., Ltd.	5,000	17,197
	Kyowa Electronic Instruments Co., Ltd.	5,600	21,527
	Kyowa Leather Cloth Co., Ltd.	900	6,493
	Kyushu Financial Group, Inc.	12,400	47,060
	LAC Co., Ltd.	2,400	37,311
#	Lacto Japan Co., Ltd.	400	12,263
#*	Laox Co., Ltd.	5,100	14,788
	Lasertec Corp.	2,300	109,411
	LEC, Inc.	2,400	28,165
#*	Leopalace21 Corp.	26,900	56,292
	Life Corp.	2,000	41,241
	LIFULL Co., Ltd.	8,200	37,916
#	Like Co., Ltd.	1,600	27,383
	Linical Co., Ltd.	1,600	15,462
#	Link And Motivation, Inc.	3,900	20,012
	Lintec Corp.	3,900	82,059
	LIXIL VIVA Corp.	2,500	30,383
*	M&A Capital Partners Co., Ltd.	600	40,085
	Macnica Fuji Electronics Holdings, Inc.	6,399	88,781
	Macromill, Inc.	3,500	40,637
	Maeda Corp.	7,800	58,438
	Maeda Kosen Co., Ltd.	1,900	31,776
	Maeda Road Construction Co., Ltd.	5,900	125,201
	Maezawa Kasei Industries Co., Ltd.	1,200	12,535
	Maezawa Kyuso Industries Co., Ltd.	1,200	21,316
	Makino Milling Machine Co., Ltd.	2,600	108,389
	Mamezou Holdings Co., Ltd.	3,000	40,584
	Mandom Corp.	2,200	51,765
	Mani, Inc.	600	43,118
	MarkLines Co., Ltd.	1,500	25,581
	Mars Group Holdings Corp.	1,800	33,637
	Marubun Corp.	1,900	10,190
	Marudai Food Co., Ltd.	2,600	48,594
	Maruha Nichiro Corp.	4,152	121,309
	Maruka Corp.	800	14,089
	Marusan Securities Co., Ltd.	9,700	48,789
	Maruwa Co., Ltd.	1,200	73,806
#	Maruwa Unyu Kikan Co., Ltd.	800	34,191
	Maruyama Manufacturing Co., Inc.	300	3,155
#	Maruzen CHI Holdings Co., Ltd.	400	1,391
	Maruzen Co., Ltd.	1,400	27,034
	Maruzen Showa Unyu Co., Ltd.	1,200	35,648
	Marvelous, Inc.	3,300	23,428
	Matching Service Japan Co., Ltd.	600	9,479

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Matsuda Sangyo Co., Ltd.	2,725	$38,430
	Matsui Construction Co., Ltd.	3,400	21,157
	Matsuya Co., Ltd.	3,800	28,060
	Matsuyafoods Holdings Co., Ltd.	800	26,367
	Max Co., Ltd.	4,000	63,090
	Maxell Holdings, Ltd.	5,500	70,313
	Maxvalu Nishinihon Co., Ltd.	1,300	20,065
#	Maxvalu Tokai Co., Ltd.	700	12,551
	MCJ Co., Ltd.	6,500	47,532
	MEC Co., Ltd.	2,100	20,706
	Media Do Holdings Co., Ltd.	900	28,662
#*	Medical Data Vision Co., Ltd.	1,200	12,018
	Medical System Network Co., Ltd.	2,400	11,720
	Megachips Corp.	2,500	37,311
	Megmilk Snow Brand Co., Ltd.	5,100	108,981
	Meidensha Corp.	4,600	70,911
	Meiji Electric Industries Co., Ltd.	1,400	17,634
#	Meiko Electronics Co., Ltd.	2,400	40,484
#	Meiko Network Japan Co., Ltd.	2,600	22,394
	Meisei Industrial Co., Ltd.	5,000	34,539
	Meitec Corp.	2,300	118,535
	Meito Sangyo Co., Ltd.	1,200	15,212
	Meiwa Corp.	2,200	7,639
	Menicon Co., Ltd.	1,600	58,841
#*	Metaps, Inc.	800	8,060
	METAWATER Co., Ltd.	900	30,119
	Michinoku Bank, Ltd. (The)	2,400	37,278
	Micronics Japan Co., Ltd.	2,500	23,856
	Mie Kotsu Group Holdings, Inc.	5,900	30,671
	Mikuni Corp.	2,700	9,091
	Milbon Co., Ltd.	2,100	102,469
	Mimaki Engineering Co., Ltd.	1,900	10,303
	Mimasu Semiconductor Industry Co., Ltd.	2,619	43,505
	Ministop Co., Ltd.	1,800	24,583
	Miraca Holdings, Inc.	5,300	119,833
	Miraial Co., Ltd.	1,100	14,174
#	Mirait Holdings Corp.	8,300	122,545
#	Miroku Jyoho Service Co., Ltd.	2,200	68,760
	Misawa Homes Co., Ltd.	2,000	19,525
	Mitani Corp.	1,200	59,370
	Mitani Sekisan Co., Ltd.	1,800	49,328
	Mito Securities Co., Ltd.	10,500	19,222
	Mitsuba Corp.	5,000	29,750
	Mitsubishi Kakoki Kaisha, Ltd.	1,000	14,653
	Mitsubishi Logisnext Co., Ltd.	2,300	23,516
	Mitsubishi Paper Mills, Ltd.	6,500	33,788
	Mitsubishi Pencil Co., Ltd.	1,700	26,295
	Mitsubishi Research Institute, Inc.	1,100	40,303
	Mitsubishi Shokuhin Co., Ltd.	1,900	47,774
	Mitsubishi Steel Manufacturing Co., Ltd.	2,300	25,707
	Mitsuboshi Belting, Ltd.	3,500	64,168
*	Mitsui E&S Holdings Co., Ltd.	10,000	87,632
#	Mitsui High-Tec, Inc.	3,300	38,796
	Mitsui Matsushima Holdings Co., Ltd.	1,000	11,893
	Mitsui Mining & Smelting Co., Ltd.	6,400	147,039
	Mitsui Sugar Co., Ltd.	1,800	38,399
	Mitsui-Soko Holdings Co., Ltd.	3,600	51,010
	Mitsuuroko Group Holdings Co., Ltd.	5,400	41,794
	Mixi, Inc.	4,500	85,023

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Miyaji Engineering Group, Inc.	900	$14,519
	Miyazaki Bank, Ltd. (The)	2,000	48,139
	Mizuno Corp.	2,500	57,384
	Mochida Pharmaceutical Co., Ltd.	200	8,401
	Modec, Inc.	2,300	61,044
#	Monex Group, Inc.	18,400	54,632
	Monogatari Corp. (The)	600	50,999
	MORESCO Corp.	1,100	14,670
	Morinaga Milk Industry Co., Ltd.	3,700	143,581
	Morita Holdings Corp.	2,600	42,683
	Morito Co., Ltd.	2,600	19,352
#	Morozoff, Ltd.	300	13,533
	Mory Industries, Inc.	900	16,252
	MrMax Holdings, Ltd.	4,600	18,875
	MTI, Ltd.	4,500	32,503
#	Mugen Estate Co., Ltd.	1,600	8,301
	Murakami Corp.	500	10,867
	Musashi Seimitsu Industry Co., Ltd.	5,300	69,350
	Musashino Bank, Ltd. (The)	3,100	59,880
	N Field Co., Ltd.	1,000	6,287
	Nachi-Fujikoshi Corp.	1,700	71,532
	Nafco Co., Ltd.	1,300	16,846
	Nagaileben Co., Ltd.	800	16,689
	Nagano Bank, Ltd. (The)	600	9,415
	Nagano Keiki Co., Ltd.	2,100	14,935
	Nagase & Co., Ltd.	7,600	110,727
	Nagatanien Holdings Co., Ltd.	1,000	19,033
	Nagawa Co., Ltd.	400	18,462
	Nakabayashi Co., Ltd.	3,300	16,605
	Nakamuraya Co., Ltd.	300	11,744
	Nakanishi, Inc.	5,000	91,273
	Nakayama Steel Works, Ltd.	3,500	15,418
	Namura Shipbuilding Co., Ltd.	7,996	21,084
	Nanto Bank, Ltd. (The)	3,500	75,156
	Natori Co., Ltd.	700	10,195
	NEC Capital Solutions, Ltd.	900	16,331
	NEC Networks & System Integration Corp.	2,700	69,819
	Neturen Co., Ltd.	3,800	29,303
	Nextage Co., Ltd.	2,900	32,770
#	Nexyz Group Corp.	1,200	22,146
	NHK Spring Co., Ltd.	3,400	26,662
	Nichia Steel Works, Ltd.	4,000	12,234
	Nichias Corp.	6,100	109,255
	Nichiban Co., Ltd.	1,500	26,019
	Nichicon Corp.	5,900	48,554
	Nichiden Corp.	1,800	31,584
	Nichiha Corp.	2,700	70,425
	NichiiGakkan Co., Ltd.	5,700	90,196
	Nichi-iko Pharmaceutical Co., Ltd.	4,250	48,699
	Nichireki Co., Ltd.	3,900	39,073
	Nichirin Co., Ltd.	1,430	20,660
	Nihon Chouzai Co., Ltd.	700	21,231
*	Nihon Dempa Kogyo Co., Ltd.	600	2,648
	Nihon Dengi Co., Ltd.	600	15,594
	Nihon Eslead Corp.	1,000	15,680
	Nihon Flush Co., Ltd.	1,600	42,898
	Nihon House Holdings Co., Ltd.	5,600	22,675
#	Nihon Kagaku Sangyo Co., Ltd.	1,900	17,941
	Nihon Nohyaku Co., Ltd.	6,100	25,745

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon Parkerizing Co., Ltd.	8,900	$99,169
	Nihon Plast Co., Ltd.	1,700	10,824
	Nihon Tokushu Toryo Co., Ltd.	1,400	16,772
	Nihon Yamamura Glass Co., Ltd.	800	10,203
	Nikkiso Co., Ltd.	5,000	63,993
	Nikko Co., Ltd.	500	13,385
	Nikkon Holdings Co., Ltd.	6,100	142,543
	Nippon Air Conditioning Services Co., Ltd.	2,700	17,918
	Nippon Beet Sugar Manufacturing Co., Ltd.	1,200	22,088
	Nippon Carbide Industries Co., Inc.	1,100	13,374
#	Nippon Carbon Co., Ltd.	1,100	42,207
	Nippon Chemical Industrial Co., Ltd.	1,300	25,192
	Nippon Chemi-Con Corp.	2,000	30,611
	Nippon Coke & Engineering Co., Ltd.	12,500	10,755
	Nippon Commercial Development Co., Ltd.	1,600	22,248
	Nippon Concrete Industries Co., Ltd.	8,400	21,596
#	Nippon Denko Co., Ltd.	15,100	25,936
	Nippon Densetsu Kogyo Co., Ltd.	3,700	70,890
	Nippon Fine Chemical Co., Ltd.	1,900	20,813
	Nippon Flour Mills Co., Ltd.	5,200	82,008
	Nippon Gas Co., Ltd.	3,800	106,660
	Nippon Hume Corp.	3,300	21,112
	Nippon Kanzai Co., Ltd.	1,700	28,635
	Nippon Kinzoku Co., Ltd.	300	2,379
	Nippon Kodoshi Corp.	400	5,419
	Nippon Koei Co., Ltd.	1,700	37,294
	Nippon Koshuha Steel Co., Ltd.	1,000	4,082
	Nippon Light Metal Holdings Co., Ltd.	55,700	101,824
	Nippon Paper Industries Co., Ltd.	800	14,105
	Nippon Parking Development Co., Ltd., Class C	23,500	36,573
	Nippon Pillar Packing Co., Ltd.	2,900	27,971
	Nippon Piston Ring Co., Ltd.	700	8,914
	Nippon Road Co., Ltd. (The)	1,000	55,632
	Nippon Seiki Co., Ltd.	5,000	87,572
	Nippon Seisen Co., Ltd.	500	12,193
#*	Nippon Sharyo, Ltd.	1,200	27,451
	Nippon Sheet Glass Co., Ltd.	9,500	59,409
	Nippon Signal Co., Ltd.	7,000	77,694
	Nippon Soda Co., Ltd.	3,200	80,485
	Nippon Steel Trading Corp.	1,548	62,128
	Nippon Systemware Co., Ltd.	1,200	30,632
	Nippon Thompson Co., Ltd.	11,800	54,040
#	Nippon Yakin Kogyo Co., Ltd.	16,600	31,744
	Nipro Corp.	10,700	118,620
	Nishikawa Rubber Co., Ltd.	1,200	19,941
	Nishimatsu Construction Co., Ltd.	6,000	113,368
#	Nishimatsuya Chain Co., Ltd.	7,800	62,885
	Nishimoto Co., Ltd.	700	25,157
	Nishi-Nippon Financial Holdings, Inc.	14,900	105,253
	Nishi-Nippon Railroad Co., Ltd.	5,700	120,241
	Nishio Rent All Co., Ltd.	2,100	58,707
	Nissan Shatai Co., Ltd.	7,700	64,399
	Nissei ASB Machine Co., Ltd.	1,000	24,983
	Nissei Corp.	400	4,551
	Nissei Plastic Industrial Co., Ltd.	1,400	13,496
	Nissha Co., Ltd.	6,100	70,698
	Nisshin Fudosan Co.	5,400	23,145
	Nisshin Oillio Group, Ltd. (The)	3,100	90,332
	Nisshinbo Holdings, Inc.	20,036	156,007

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nissin Corp.	2,200	$35,160
	Nissin Electric Co., Ltd.	6,100	70,082
	Nissin Kogyo Co., Ltd.	5,800	79,701
	Nissin Sugar Co., Ltd.	2,100	38,052
	Nissui Pharmaceutical Co., Ltd.	1,400	15,554
	Nitta Corp.	2,300	63,419
	Nittan Valve Co., Ltd.	2,000	5,437
	Nittetsu Mining Co., Ltd.	800	34,667
	Nitto Boseki Co., Ltd.	3,200	71,919
	Nitto Fuji Flour Milling Co., Ltd.	200	11,908
	Nitto Kogyo Corp.	3,700	70,445
	Nitto Kohki Co., Ltd.	1,300	26,036
	Nitto Seiko Co., Ltd.	6,200	32,428
	Nittoc Construction Co., Ltd.	3,500	19,172
	Noda Corp.	800	5,542
	Noevir Holdings Co., Ltd.	800	41,758
	Nohmi Bosai, Ltd.	2,800	57,037
	Nojima Corp.	3,100	49,913
	Nomura Co., Ltd.	6,400	86,664
	Noritake Co., Ltd.	1,100	42,852
	Noritsu Koki Co., Ltd.	2,700	47,133
	Noritz Corp.	3,000	36,719
	North Pacific Bank, Ltd.	32,300	72,013
	NS Tool Co., Ltd.	1,000	18,550
	NS United Kaiun Kaisha, Ltd.	1,500	33,254
	NSD Co., Ltd.	3,730	114,890
	NTN Corp.	41,100	114,053
	NuFlare Technology, Inc.	700	49,442
	OAK Capital Corp.	5,200	6,704
	Obara Group, Inc.	1,000	34,613
	Odelic Co., Ltd.	600	22,076
	Oenon Holdings, Inc.	5,000	17,625
	Ogaki Kyoritsu Bank, Ltd. (The)	4,700	101,093
#	Ohara, Inc.	700	9,267
	Ohashi Technica, Inc.	1,700	22,948
	Ohsho Food Service Corp.	1,200	73,776
	Oiles Corp.	3,673	52,117
#*	Oisix ra daichi, Inc.	1,900	25,152
	Oita Bank, Ltd. (The)	1,600	45,337
	Okabe Co., Ltd.	4,000	30,765
	Okamoto Industries, Inc.	1,200	55,678
	Okamoto Machine Tool Works, Ltd.	300	7,552
	Okamura Corp.	7,300	71,164
	Okasan Securities Group, Inc.	17,000	60,767
	Oki Electric Industry Co., Ltd.	6,500	86,456
	Okinawa Cellular Telephone Co.	1,100	36,761
	Okinawa Electric Power Co., Inc. (The)	5,357	83,312
	OKK Corp.	500	3,659
	OKUMA Corp.	2,000	103,981
	Okumura Corp.	3,400	96,872
	Okura Industrial Co., Ltd.	800	12,833
	Okuwa Co., Ltd.	4,000	39,524
	Onoken Co., Ltd.	2,900	36,458
	Onward Holdings Co., Ltd.	12,000	61,542
	Ootoya Holdings Co., Ltd.	500	10,078
*	Open Door, Inc.	900	22,627
	OPT Holding, Inc.	800	12,424
	Optex Group Co., Ltd.	3,300	41,679
	Organo Corp.	800	28,327

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Orient Corp.	49,500	$57,928
	Origin Co., Ltd.	600	7,902
	Osaka Organic Chemical Industry, Ltd.	2,900	26,932
	Osaka Soda Co., Ltd.	2,000	48,745
	Osaka Steel Co., Ltd.	1,500	22,985
	OSAKA Titanium Technologies Co., Ltd.	3,300	53,798
	Osaki Electric Co., Ltd.	6,000	36,046
	OSG Corp.	5,900	117,107
	OSJB Holdings Corp.	18,400	41,559
	OUG Holdings, Inc.	500	12,419
	Outsourcing, Inc.	8,500	101,181
	Oyo Corp.	2,700	27,320
#	Ozu Corp.	600	9,558
	Pacific Industrial Co., Ltd.	4,800	67,561
	Pacific Metals Co., Ltd.	2,700	51,189
	Pack Corp. (The)	1,000	30,198
	PAL GROUP Holdings Co., Ltd.	1,400	43,653
	Paramount Bed Holdings Co., Ltd.	2,000	76,491
	Parco Co., Ltd.	3,300	36,121
	Paris Miki Holdings, Inc.	1,000	3,086
	Pasona Group, Inc.	1,500	22,837
	PC Depot Corp.	5,160	21,561
	Pegasus Sewing Machine Manufacturing Co., Ltd.	2,600	13,054
	Penta-Ocean Construction Co., Ltd.	29,400	142,372
	Pepper Food Service Co., Ltd.	900	13,923
#*	Phil Co., Inc.	200	6,258
	PIA Corp.	600	25,353
	Pickles Corp.	1,200	25,597
	Pilot Corp.	2,000	75,538
	Piolax, Inc.	3,900	69,929
	Plenus Co., Ltd.	2,200	36,145
	Poletowin Pitcrew Holdings, Inc.	3,400	36,309
	Press Kogyo Co., Ltd.	9,000	40,673
#	Pressance Corp.	3,600	50,108
	Prestige International, Inc.	4,800	73,495
	Prima Meat Packers, Ltd.	3,000	56,163
	Pronexus, Inc.	1,300	12,925
#*	Prospect Co., Ltd.	44,000	8,880
	Proto Corp.	2,000	20,810
	PS Mitsubishi Construction Co., Ltd.	3,600	20,755
	Punch Industry Co., Ltd.	2,600	13,261
	Qol Holdings Co., Ltd.	2,600	39,078
	Quick Co., Ltd.	700	10,431
	Raito Kogyo Co., Ltd.	4,700	61,855
	Raiznext Corp.	6,500	69,162
	Rakus Co., Ltd.	1,800	45,977
#	Rasa Industries, Ltd.	800	10,844
	Raysum Co., Ltd.	1,900	18,016
	RECOMM Co., Ltd.	9,700	12,596
	Relia, Inc.	4,800	56,703
#*	Remixpoint, Inc.	1,500	3,435
	Renaissance, Inc.	1,600	23,697
#*	RENOVA, Inc.	3,400	26,404
#*	Renown, Inc.	3,000	3,410
	Resorttrust, Inc.	8,600	124,583
	Restar Holdings Corp.	2,800	42,092
#	Retail Partners Co., Ltd.	2,000	22,409
	Rheon Automatic Machinery Co., Ltd.	2,000	33,561
	Rhythm Watch Co., Ltd.	1,000	11,642

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ricoh Leasing Co., Ltd.	1,900	$58,355
	Ride On Express Holdings Co., Ltd.	1,200	15,436
#	Right On Co., Ltd.	1,500	9,838
	Riken Corp.	1,300	50,600
	Riken Keiki Co., Ltd.	2,500	44,248
	Riken Technos Corp.	3,200	14,961
	Riken Vitamin Co., Ltd.	1,100	34,533
#	Ringer Hut Co., Ltd.	1,900	44,552
	Rion Co., Ltd.	1,400	30,851
	Riso Kagaku Corp.	3,000	47,338
	Riso Kyoiku Co., Ltd.	10,600	49,523
	Rock Field Co., Ltd.	2,100	27,137
	Rokko Butter Co., Ltd.	1,700	28,075
	Roland DG Corp.	1,200	25,164
#	Rorze Corp.	1,400	34,049
	Round One Corp.	7,600	115,515
	Royal Holdings Co., Ltd.	2,500	62,053
	RS Technologies Co., Ltd.	500	15,493
	Ryobi, Ltd.	2,600	48,193
	Ryoden Corp.	2,300	34,389
	Ryosan Co., Ltd.	2,400	58,608
	Ryoyo Electro Corp.	2,600	43,133
	S Foods, Inc.	1,600	49,119
#	S&B Foods, Inc.	600	22,569
	Sac's Bar Holdings, Inc.	1,650	14,257
#	Sagami Rubber Industries Co., Ltd.	1,000	15,483
	Saibu Gas Co., Ltd.	3,600	75,080
	Saizeriya Co., Ltd.	2,600	60,768
	Sakai Chemical Industry Co., Ltd.	1,400	32,174
	Sakai Heavy Industries, Ltd.	600	16,176
	Sakai Moving Service Co., Ltd.	1,100	65,518
	Sakai Ovex Co., Ltd.	800	13,510
	Sakata INX Corp.	5,200	52,211
	Sakura Internet, Inc.	1,700	9,906
	Sala Corp.	7,000	37,388
	SAMTY Co., Ltd.	3,600	57,343
	San Holdings, Inc.	400	8,435
	San ju San Financial Group, Inc.	2,700	40,109
	San-A Co., Ltd.	1,700	68,251
	San-Ai Oil Co., Ltd.	6,700	64,457
*	Sanden Holdings Corp.	3,000	14,262
	Sanei Architecture Planning Co., Ltd.	1,300	18,114
	Sangetsu Corp.	5,000	90,620
	San-In Godo Bank, Ltd. (The)	16,400	99,065
	Sanken Electric Co., Ltd.	3,000	62,709
	Sanki Engineering Co., Ltd.	5,000	56,320
	Sankyo Frontier Co., Ltd.	600	18,555
	Sankyo Seiko Co., Ltd.	4,000	18,522
	Sankyo Tateyama, Inc.	2,800	31,416
#	Sanoh Industrial Co., Ltd.	3,000	14,002
#	Sansei Technologies, Inc.	1,200	12,888
#	Sansha Electric Manufacturing Co., Ltd.	800	5,548
	Sanshin Electronics Co., Ltd.	2,000	33,505
	Sanyo Chemical Industries, Ltd.	1,600	76,040
	Sanyo Denki Co., Ltd.	1,000	43,240
	Sanyo Electric Railway Co., Ltd.	2,000	39,146
#	Sanyo Housing Nagoya Co., Ltd.	1,300	11,632
	Sanyo Shokai, Ltd.	2,500	35,244
	Sanyo Special Steel Co., Ltd.	3,000	41,118

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sanyo Trading Co., Ltd.	1,300	$29,124
	Sapporo Holdings, Ltd.	6,400	144,355
	Sato Holdings Corp.	2,700	65,214
	Sato Shoji Corp.	1,300	10,535
#	Satori Electric Co., Ltd.	2,600	21,051
	Sawada Holdings Co., Ltd.	3,300	27,125
	Saxa Holdings, Inc.	400	7,569
	SBS Holdings, Inc.	1,500	22,121
#	Scala, Inc.	1,600	13,734
#	SCREEN Holdings Co., Ltd.	1,700	92,116
	Scroll Corp.	2,300	7,168
#	SEC Carbon, Ltd.	200	17,948
	Secom Joshinetsu Co., Ltd.	945	30,588
	Seed Co., Ltd.	1,500	14,620
	Seika Corp.	1,000	12,506
	Seikagaku Corp.	4,200	46,071
	Seikitokyu Kogyo Co., Ltd.	5,600	34,351
	Seiko Holdings Corp.	3,300	64,102
	Seiko PMC Corp.	800	5,608
	Seiren Co., Ltd.	5,800	79,844
	Sekisui Jushi Corp.	2,700	51,430
	Sekisui Plastics Co., Ltd.	3,500	24,476
	Senko Group Holdings Co., Ltd.	11,100	86,964
	Senshu Electric Co., Ltd.	700	17,373
	Senshu Ikeda Holdings, Inc.	29,200	53,567
*	Senshukai Co., Ltd.	3,000	8,807
	Seria Co., Ltd.	2,800	65,463
	SFP Holdings Co., Ltd.	1,400	27,817
#	Shibaura Electronics Co., Ltd.	700	18,802
	Shibaura Mechatronics Corp.	400	11,345
	Shibusawa Warehouse Co., Ltd. (The)	1,200	20,029
	Shibuya Corp.	2,000	55,304
*	SHIFT, Inc.	800	37,086
	Shiga Bank, Ltd. (The)	4,399	97,015
	Shikibo, Ltd.	900	8,210
	Shikoku Bank, Ltd. (The)	5,400	46,574
	Shikoku Chemicals Corp.	4,600	48,263
	Shikoku Electric Power Co., Inc.	8,900	83,715
	Shima Seiki Manufacturing, Ltd.	2,800	81,834
	Shimachu Co., Ltd.	4,800	105,924
	Shimizu Bank, Ltd. (The)	1,100	18,749
	Shimojima Co., Ltd.	1,200	12,096
	Shin Nippon Air Technologies Co., Ltd.	1,600	26,137
	Shin Nippon Biomedical Laboratories, Ltd.	3,200	21,491
	Shinagawa Refractories Co., Ltd.	1,200	31,685
	Shindengen Electric Manufacturing Co., Ltd.	1,400	45,445
	Shin-Etsu Polymer Co., Ltd.	5,000	35,169
	Shin-Keisei Electric Railway Co., Ltd.	900	16,912
	Shinko Electric Industries Co., Ltd.	8,900	71,571
	Shinko Shoji Co., Ltd.	2,600	45,763
	Shinmaywa Industries, Ltd.	8,000	99,996
	Shinnihon Corp.	3,400	26,727
#	Shinoken Group Co., Ltd.	3,900	28,577
	Shinsho Corp.	1,000	20,926
	Shinwa Co., Ltd.	900	18,740
	Ship Healthcare Holdings, Inc.	800	35,949
	Shizuki Electric Co., Inc.	1,600	8,551
	Shizuoka Gas Co., Ltd.	5,600	43,280
*	Shobunsha Publications, Inc.	1,300	4,604

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Shoei Co., Ltd.	1,300	$54,280
#	Shoei Foods Corp.	1,800	51,491
	Shofu, Inc.	1,000	12,758
	Showa Aircraft Industry Co., Ltd.	1,600	19,334
	Showa Corp.	5,400	72,639
	Showa Sangyo Co., Ltd.	2,000	56,410
	SIGMAXYZ, Inc.	1,700	21,565
#	Siix Corp.	3,800	47,992
	Sinanen Holdings Co., Ltd.	1,300	21,199
	Sinfonia Technology Co., Ltd.	3,599	41,251
	Sinko Industries, Ltd.	2,400	34,301
	Sintokogio, Ltd.	5,338	44,936
	SK-Electronics Co., Ltd.	1,300	27,958
	SKY Perfect JSAT Holdings, Inc.	17,800	70,235
	SMK Corp.	500	12,304
	SMS Co., Ltd.	5,700	126,563
	Snow Peak, Inc.	1,600	19,899
	SNT Corp.	3,900	12,059
	Soda Nikka Co., Ltd.	3,100	16,088
	Sodick Co., Ltd.	5,800	51,939
	Soft99 Corp.	1,200	10,531
	Softbank Technology Corp.	1,400	28,317
	Softcreate Holdings Corp.	900	14,508
#	Software Service, Inc.	400	38,209
	Sogo Medical Holdings Co., Ltd.	2,600	39,291
	Soken Chemical & Engineering Co., Ltd.	800	11,917
	Solasto Corp.	5,000	54,561
#	Soliton Systems K.K.	1,500	15,145
#	Sourcenext Corp.	6,400	24,105
	Space Co., Ltd.	880	9,364
	Space Value Holdings Co., Ltd.	2,500	11,596
#	Sparx Group Co., Ltd.	11,800	24,460
	SPK Corp.	500	12,019
	SRA Holdings	1,000	22,419
	SRS Holdings Co., Ltd.	2,500	23,368
	ST Corp.	700	10,816
	St Marc Holdings Co., Ltd.	1,700	36,100
	Star Mica Holdings Co., Ltd.	1,800	29,799
	Star Micronics Co., Ltd.	4,000	52,486
	Starts Corp., Inc.	2,700	63,825
	Starzen Co., Ltd.	1,000	38,491
	Stella Chemifa Corp.	900	25,310
	Step Co., Ltd.	1,500	20,992
	Strike Co., Ltd.	600	14,522
	Studio Alice Co., Ltd.	1,100	20,359
	Sugimoto & Co., Ltd.	900	15,958
	Sumida Corp.	2,200	23,216
#	Suminoe Textile Co., Ltd.	900	24,210
	Sumitomo Bakelite Co., Ltd.	2,600	88,445
	Sumitomo Densetsu Co., Ltd.	2,200	39,000
	Sumitomo Mitsui Construction Co., Ltd.	14,392	76,500
	Sumitomo Osaka Cement Co., Ltd.	4,000	152,763
	Sumitomo Precision Products Co., Ltd.	200	5,043
	Sumitomo Riko Co., Ltd.	5,000	38,801
	Sumitomo Seika Chemicals Co., Ltd.	1,600	49,980
	Sumitomo Warehouse Co., Ltd. (The)	6,500	83,701
	Sun Frontier Fudousan Co., Ltd.	3,700	37,620
	Suncall Corp.	1,500	6,933
	Sun-Wa Technos Corp.	1,500	10,728

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sushiro Global Holdings, Ltd.	1,200	$73,598
	SWCC Showa Holdings Co., Ltd.	3,700	29,436
	Systena Corp.	7,000	116,327
	Syuppin Co., Ltd.	1,800	12,219
	T Hasegawa Co., Ltd.	3,000	53,044
	T RAD Co., Ltd.	1,100	18,717
	T&K Toka Co., Ltd.	2,300	20,508
	Tachibana Eletech Co., Ltd.	2,500	38,772
	Tachikawa Corp.	1,100	13,533
	Tachi-S Co., Ltd.	4,300	55,102
	Tadano, Ltd.	9,900	89,014
	Taihei Dengyo Kaisha, Ltd.	2,600	53,718
	Taiho Kogyo Co., Ltd.	1,900	13,504
	Taikisha, Ltd.	2,300	68,599
	Taiko Bank, Ltd. (The)	400	6,773
	Taisei Lamick Co., Ltd.	800	21,286
	Taiyo Holdings Co., Ltd.	1,500	46,013
	Takamatsu Construction Group Co., Ltd.	1,600	33,612
	Takamiya Co., Ltd.	1,700	12,355
	Takaoka Toko Co., Ltd.	1,200	13,160
	Takara Leben Co., Ltd.	9,300	32,460
	Takara Standard Co., Ltd.	4,200	65,837
	Takasago International Corp.	2,100	57,637
	Takasago Thermal Engineering Co., Ltd.	4,100	63,297
	Takashimaya Co., Ltd.	3,200	36,707
	Take And Give Needs Co., Ltd.	1,000	9,313
	TAKEBISHI Corp.	1,400	18,499
	Takeei Corp.	1,900	17,074
	Takeuchi Manufacturing Co., Ltd.	3,200	49,492
	Takihyo Co., Ltd.	200	3,416
	Takisawa Machine Tool Co., Ltd.	1,100	14,288
	Takuma Co., Ltd.	5,500	65,264
	Tama Home Co., Ltd.	1,900	26,294
	Tamron Co., Ltd.	2,000	44,751
	Tamura Corp.	11,000	61,946
	Tanseisha Co., Ltd.	3,800	45,067
*	Tateru, Inc.	3,400	5,834
	Tatsuta Electric Wire and Cable Co., Ltd.	5,200	22,949
	Tayca Corp.	1,900	39,962
	Tazmo Co., Ltd.	1,100	8,803
	Tbk Co., Ltd.	2,800	10,252
	TDC Soft, Inc.	1,600	12,833
	TechMatrix Corp.	2,100	41,955
	Techno Smart Corp.	700	4,334
	TechnoPro Holdings, Inc.	600	33,882
	Tecnos Japan, Inc.	1,400	7,938
	Teikoku Electric Manufacturing Co., Ltd.	3,100	33,723
	Teikoku Sen-I Co., Ltd.	1,200	21,949
	Teikoku Tsushin Kogyo Co., Ltd.	800	8,521
	Tekken Corp.	1,800	47,827
	Tenma Corp.	2,000	34,132
#*	Terilogy Co., Ltd.	1,600	12,506
	T-Gaia Corp.	2,100	42,473
	TKC Corp.	1,600	66,511
	Toa Corp.	2,600	28,485
	Toa Corp.	1,800	23,379
	Toa Oil Co., Ltd.	1,200	20,680
	TOA ROAD Corp.	300	9,273
	Toagosei Co., Ltd.	11,400	117,941

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tobishima Corp.	3,420	$39,554
	TOC Co., Ltd.	6,100	38,756
	Tocalo Co., Ltd.	8,600	64,295
	Tochigi Bank, Ltd. (The)	19,000	31,055
	Toda Corp.	4,100	22,459
#	Toda Kogyo Corp.	700	14,605
	Toei Animation Co., Ltd.	700	29,282
	Toei Co., Ltd.	400	54,832
	Toenec Corp.	1,400	40,988
	Toho Bank, Ltd. (The)	21,500	51,599
	Toho Co., Ltd.	900	16,233
	Toho Holdings Co., Ltd.	4,200	93,394
	Toho Titanium Co., Ltd.	3,900	30,382
	Toho Zinc Co., Ltd.	1,600	34,228
	Tohoku Bank, Ltd. (The)	800	7,621
	Tohokushinsha Film Corp.	300	1,618
	Tokai Corp.	1,800	35,413
	TOKAI Holdings Corp.	9,000	76,782
	Tokai Rika Co., Ltd.	5,900	96,644
	Tokai Tokyo Financial Holdings, Inc.	24,000	72,820
	Token Corp.	680	39,036
	Tokushu Tokai Paper Co., Ltd.	919	31,583
	Tokuyama Corp.	5,200	119,694
#*	Tokyo Base Co., Ltd.	2,400	16,326
	Tokyo Dome Corp.	8,300	76,381
	Tokyo Electron Device, Ltd.	1,200	22,559
	Tokyo Energy & Systems, Inc.	4,100	35,284
	Tokyo Keiki, Inc.	1,800	15,904
	Tokyo Kiraboshi Financial Group, Inc.	3,924	52,474
	Tokyo Ohka Kogyo Co., Ltd.	3,900	131,891
#	Tokyo Rakutenchi Co., Ltd.	500	23,777
	Tokyo Rope Manufacturing Co., Ltd.	1,200	10,049
	Tokyo Sangyo Co., Ltd.	2,700	12,278
	Tokyo Seimitsu Co., Ltd.	4,000	112,167
	Tokyo Steel Manufacturing Co., Ltd.	10,500	79,759
	Tokyo Tekko Co., Ltd.	600	7,637
	Tokyo Theatres Co., Inc.	600	7,482
	Tokyotokeiba Co., Ltd.	1,400	39,958
	Tokyu Construction Co., Ltd.	9,100	62,243
	Tokyu Recreation Co., Ltd.	600	27,296
	Toli Corp.	6,000	14,012
	Tomato Bank, Ltd.	900	8,598
	Tomoe Corp.	3,500	12,867
	Tomoe Engineering Co., Ltd.	1,000	21,970
	Tomoku Co., Ltd.	1,000	16,161
	TOMONY Holdings, Inc.	16,800	54,615
	Tomy Co., Ltd.	9,217	117,719
	Tonami Holdings Co., Ltd.	800	41,600
	Topcon Corp.	9,900	115,585
	Toppan Forms Co., Ltd.	7,500	65,334
	Topre Corp.	4,300	64,505
	Topy Industries, Ltd.	1,800	38,367
	Toridoll Holdings Corp.	2,400	54,255
	Torigoe Co., Ltd. (The)	2,500	18,617
	Torii Pharmaceutical Co., Ltd.	1,600	38,276
#	Torikizoku Co., Ltd.	1,000	19,495
	Torishima Pump Manufacturing Co., Ltd.	2,000	18,474
	Tosei Corp.	4,200	44,166
	Toshiba Machine Co., Ltd.	3,200	70,391

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toshiba Plant Systems & Services Corp.	3,200	$53,546
	Toshiba TEC Corp.	1,600	47,430
	Tosho Co., Ltd.	1,400	34,795
*	Tosho Printing Co., Ltd.	2,500	32,687
#	Totech Corp.	1,200	26,194
	Totetsu Kogyo Co., Ltd.	2,200	60,165
	Tottori Bank, Ltd. (The)	600	7,917
	Tow Co., Ltd.	1,500	10,736
	Towa Bank, Ltd. (The)	4,300	28,491
	Towa Corp.	2,500	19,687
	Towa Pharmaceutical Co., Ltd.	3,000	75,284
	Toyo Construction Co., Ltd.	12,400	48,807
	Toyo Corp.	3,000	29,052
	Toyo Denki Seizo K.K.	1,000	13,995
*	Toyo Engineering Corp.	3,400	17,503
	Toyo Ink SC Holdings Co., Ltd.	3,800	83,026
	Toyo Kanetsu K.K.	1,200	21,384
	Toyo Machinery & Metal Co., Ltd.	2,600	13,846
	Toyo Securities Co., Ltd.	12,000	13,558
	Toyo Tanso Co., Ltd.	1,900	36,485
	Toyo Tire Corp	5,700	74,461
	Toyobo Co., Ltd.	9,900	123,541
	TPR Co., Ltd.	3,300	57,150
	Trancom Co., Ltd.	700	40,336
#	Transaction Co., Ltd.	2,400	23,546
	Tri Chemical Laboratories, Inc.	900	46,043
	Trusco Nakayama Corp.	4,100	84,252
	Trust Tech, Inc.	2,000	28,448
	TS Tech Co., Ltd.	2,200	60,564
	TSI Holdings Co., Ltd.	8,125	43,842
	Tsubaki Nakashima Co., Ltd.	3,900	67,243
	Tsubakimoto Chain Co.	2,700	88,452
	Tsubakimoto Kogyo Co., Ltd.	400	12,258
#	Tsugami Corp.	5,000	40,218
	Tsukishima Kikai Co., Ltd.	3,000	35,480
	Tsukuba Bank, Ltd.	5,500	8,525
	Tsukui Corp.	5,200	23,910
	Tsurumi Manufacturing Co., Ltd.	2,000	33,723
	Tsutsumi Jewelry Co., Ltd.	800	15,230
	TV Asahi Holdings Corp.	3,300	54,134
	Tv Tokyo Holdings Corp.	2,000	42,335
	UACJ Corp.	4,503	73,632
	Uchida Yoko Co., Ltd.	800	24,886
	Ulvac, Inc.	4,300	179,986
	UMC Electronics Co., Ltd.	900	8,516
*	Umenohana Co., Ltd.	600	14,069
	Uniden Holdings Corp.	1,000	17,338
	Union Tool Co.	900	26,852
	Unipres Corp.	5,500	89,544
	United Arrows, Ltd.	2,200	63,048
	United Super Markets Holdings, Inc.	6,300	55,875
	UNITED, Inc.	1,200	15,451
*	Unitika, Ltd.	10,400	39,545
#	Unizo Holdings Co., Ltd.	3,000	97,364
	Ushio, Inc.	11,500	146,721
	UT Group Co., Ltd.	2,300	50,468
#	V Technology Co., Ltd.	1,200	56,450
	Valor Holdings Co., Ltd.	4,200	86,702
	Valqua, Ltd.	2,400	47,824

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	ValueCommerce Co., Ltd.	1,500	$25,970
*	Vector, Inc.	3,300	28,413
*	VIA Holdings, Inc.	1,200	7,020
*	Vision, Inc.	800	38,213
	Vital KSK Holdings, Inc.	4,800	46,527
	VT Holdings Co., Ltd.	11,300	44,414
	Wacoal Holdings Corp.	4,400	106,738
	Wacom Co., Ltd.	16,400	57,771
	Wakachiku Construction Co., Ltd.	1,700	22,743
	Wakita & Co., Ltd.	4,500	45,089
	Warabeya Nichiyo Holdings Co., Ltd.	2,500	39,289
	Watahan & Co., Ltd.	1,000	20,995
#	WATAMI Co., Ltd.	3,300	46,230
	WDB Holdings Co., Ltd.	600	15,176
	Weathernews, Inc.	700	20,063
#	West Holdings Corp.	2,200	23,444
	Will Group, Inc.	1,500	12,082
	WIN-Partners Co., Ltd.	3,100	34,214
	Wood One Co., Ltd.	600	5,448
	World Holdings Co., Ltd.	1,000	13,556
	Wowow, Inc.	800	19,281
	Xebio Holdings Co., Ltd.	4,700	52,040
	Yachiyo Industry Co., Ltd.	1,500	8,709
	Yahagi Construction Co., Ltd.	4,200	27,064
#	Yakuodo Co., Ltd.	1,000	21,963
	YAMABIKO Corp.	3,960	33,579
	YAMADA Consulting Group Co., Ltd.	900	16,282
	Yamagata Bank, Ltd. (The)	3,600	52,580
	Yamaguchi Financial Group, Inc.	4,000	27,926
*	Yamaha Motor Robotics Holdings Co., Ltd.	1,000	4,010
	Yamaichi Electronics Co., Ltd.	3,100	33,501
#	YA-MAN, Ltd.	2,800	22,558
	Yamanashi Chuo Bank, Ltd. (The)	4,600	47,900
	Yamatane Corp.	1,000	12,777
	Yamato Corp.	1,400	7,245
	Yamato Kogyo Co., Ltd.	3,200	82,782
	Yamazen Corp.	5,400	51,303
	Yaoko Co., Ltd.	1,200	54,947
	Yashima Denki Co., Ltd.	2,600	21,184
	Yasuda Logistics Corp.	2,000	16,330
	Yasunaga Corp.	900	11,758
	Yellow Hat, Ltd.	3,600	46,018
	Yodogawa Steel Works, Ltd.	2,400	45,683
	Yokogawa Bridge Holdings Corp.	3,300	51,298
	Yokohama Reito Co., Ltd.	6,700	62,870
	Yokowo Co., Ltd.	1,700	35,699
	Yomeishu Seizo Co., Ltd.	1,000	17,949
	Yomiuri Land Co., Ltd.	500	22,119
	Yondenko Corp.	420	10,463
	Yondoshi Holdings, Inc.	2,300	55,091
	Yorozu Corp.	3,300	43,334
	Yotai Refractories Co., Ltd.	3,000	15,693
	Yuasa Trading Co., Ltd.	2,000	56,369
#	Yume No Machi Souzou Iinkai Co., Ltd.	1,600	23,989
#	Yumeshin Holdings Co., Ltd.	7,100	51,981
	Yurtec Corp.	6,100	40,477
	Yushiro Chemical Industry Co., Ltd.	1,000	12,348
	Zenitaka Corp. (The)	400	16,442
	Zenrin Co., Ltd.	2,700	49,639

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	ZIGExN Co., Ltd.	5,200	$37,258
#	Zojirushi Corp.	5,600	67,462
	Zuiko Corp.	700	21,433
	Zuken, Inc.	2,000	34,268
TOTAL JAPAN			53,715,270
NETHERLANDS — (2.6%)
	Aalberts NV	11,113	447,143
	Accell Group NV	3,013	71,903
#*	Altice Europe NV	50,204	186,902
#	AMG Advanced Metallurgical Group NV	2,744	78,558
	Amsterdam Commodities NV	2,318	48,902
	APERAM SA	5,507	136,091
#	Arcadis NV	8,847	180,492
*	Argenx SE	703	98,912
	ASM International NV	5,440	443,732
	ASR Nederland NV	4,982	187,206
*	Basic-Fit NV	2,756	86,792
	BE Semiconductor Industries NV	9,082	268,788
#*	Beter Bed Holding NV	1,921	4,609
*	BinckBank NV	10,730	75,219
	Boskalis Westminster	8,885	200,636
	Brunel International NV	2,547	36,314
	Corbion NV	5,996	195,989
#	Flow Traders	3,614	95,748
	ForFarmers NV	4,983	39,176
#*	Fugro NV	9,528	77,770
	GrandVision NV	2,203	66,032
*	Heijmans NV	2,916	26,935
	Hunter Douglas NV	685	46,361
	IMCD NV	5,477	482,523
	Intertrust NV	7,191	137,365
	KAS Bank NV	1,902	26,337
	Kendrion NV	2,182	41,974
#	Koninklijke BAM Groep NV	34,191	114,379
#	Koninklijke Vopak NV	8,202	404,400
*	Lucas Bols NV	553	8,161
	Nederland Apparatenfabriek	608	32,542
*	OCI NV	4,871	127,046
	Ordina NV	14,344	29,349
#	PostNL NV	56,145	96,108
	SBM Offshore NV	21,716	429,697
#	SIF Holding NV	540	7,541
#	Signify NV	10,139	275,261
	Sligro Food Group NV	3,086	98,798
*	Takeaway.com NV	3,310	296,098
	TKH Group NV	4,150	246,216
	TomTom NV	6,927	81,792
	Van Lanschot Kempen NV	1,388	28,342
	Wessanen	8,503	106,588
TOTAL NETHERLANDS			6,170,727
NEW ZEALAND — (0.7%)
	Air New Zealand, Ltd.	34,085	60,679
	Arvida Group, Ltd.	15,354	13,793
	Briscoe Group, Ltd.	9,711	21,865
	Chorus, Ltd.	32,358	117,178
	Delegat Group, Ltd.	2,022	16,473

VA International Small Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Freightways, Ltd.	10,246	$57,639
	Genesis Energy, Ltd.	32,503	73,088
#	Gentrack Group, Ltd.	4,745	16,499
	Hallenstein Glasson Holdings, Ltd.	5,327	18,749
	Heartland Group Holdings, Ltd.	37,034	39,753
	Infratil, Ltd.	59,825	182,378
	Investore Property, Ltd.	22,564	28,007
	Kathmandu Holdings, Ltd.	19,090	26,610
	Mainfreight, Ltd.	4,689	129,241
	Metlifecare, Ltd.	14,953	42,938
	New Zealand Refining Co., Ltd. (The)	22,065	31,208
#	NZME, Ltd.	14,069	4,978
#	NZX, Ltd.	31,716	24,746
	Oceania Healthcare, Ltd.	30,121	20,513
	PGG Wrightson, Ltd.	10,577	3,824
*	Pushpay Holdings, Ltd.	11,016	24,118
*	Restaurant Brands New Zealand, Ltd.	2,935	18,924
	Sanford, Ltd.	6,562	28,840
#	Scales Corp., Ltd.	8,503	25,388
#	Skellerup Holdings, Ltd.	17,609	26,856
	SKY Network Television, Ltd.	36,103	30,048
	SKYCITY Entertainment Group, Ltd.	62,747	164,607
#	Steel & Tube Holdings, Ltd.	31,557	19,451
	Summerset Group Holdings, Ltd.	14,504	53,672
*	Synlait Milk, Ltd.	5,821	38,248
	Tourism Holdings, Ltd.	12,251	32,905
*	TOWER, Ltd.	13,924	6,817
	Trustpower, Ltd.	4,827	24,023
	Vista Group International, Ltd.	12,811	52,052
	Warehouse Group, Ltd. (The)	5,475	8,159
	Z Energy, Ltd.	29,327	124,730
TOTAL NEW ZEALAND			1,608,997
NORWAY — (0.9%)
	ABG Sundal Collier Holding ASA	48,103	19,346
	AF Gruppen ASA	3,415	65,032
*	Akastor ASA	20,811	26,490
*	Aker Solutions ASA	16,214	51,863
	American Shipping Co. ASA	5,693	22,324
#*	Archer, Ltd.	15,426	8,103
	Atea ASA	7,139	90,824
	Austevoll Seafood ASA	1,547	15,739
*	Avance Gas Holding, Ltd.	4,699	13,923
*	Axactor SE	19,390	40,745
#	B2Holding ASA	15,191	16,904
	Bonheur ASA	2,524	51,022
	Borregaard ASA	12,564	131,584
*	BW LPG, Ltd.	11,386	52,092
*	BW Offshore, Ltd.	10,768	60,454
	Data Respons ASA	6,742	25,190
	DNO ASA	74,076	123,898
#*	DOF ASA	11,184	4,586
	Europris ASA	21,503	61,698
*	FLEX LNG, Ltd.	3,636	45,128
*	Frontline, Ltd.	11,340	82,752
#*	Funcom NV	4,499	6,977
	Grieg Seafood ASA	5,477	77,905
*	Hexagon Composites ASA	13,175	50,834
#	Hoegh LNG Holdings, Ltd.	8,753	35,999

VA International Small Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	Kongsberg Automotive ASA	47,061	$34,614
	Kvaerner ASA	20,809	29,246
	Magnora ASA	1,337	1,044
#*	NEL ASA	102,353	80,273
#*	Nordic Nanovector ASA	5,457	22,646
#*	Nordic Semiconductor ASA	16,200	80,193
	Norway Royal Salmon ASA	1,435	31,363
*	Norwegian Air Shuttle ASA	4,848	21,648
*	Norwegian Finans Holding ASA	8,729	60,541
	Norwegian Property ASA	953	1,270
	Ocean Yield ASA	5,542	32,772
*	Odfjell Drilling, Ltd.	9,723	28,825
*	Odfjell SE, Class A	1,000	2,917
#	Olav Thon Eiendomsselskap ASA	1,263	20,659
*	Otello Corp. ASA	22,618	41,457
*	Panoro Energy ASA	7,973	14,667
*	PGS ASA	33,331	47,255
*	Prosafe SE	9,316	11,377
#*	Protector Forsikring ASA	8,297	45,024
#*	REC Silicon ASA	26,008	15,218
	Sbanken ASA	8,254	63,406
#	Scatec Solar ASA	10,093	103,958
	Selvaag Bolig ASA	5,226	27,409
	Spectrum ASA	4,869	33,232
	Stolt-Nielsen, Ltd.	2,682	30,716
	Treasure ASA	1,741	2,681
	Veidekke ASA	11,063	99,682
#	Wallenius Wilhelmsen ASA	7,933	24,182
	Wilh Wilhelmsen Holding ASA, Class A	1,434	23,157
#	XXL ASA	7,246	22,214
TOTAL NORWAY			2,235,058
PORTUGAL — (0.4%)
	Altri SGPS SA	7,954	52,193
	Banco Comercial Portugues SA, Class R	915,426	233,954
#	CTT-Correios de Portugal SA	16,912	36,029
#	Mota-Engil SGPS SA	12,914	25,924
	Navigator Co. SA (The)	29,096	97,806
	NOS SGPS SA	35,021	217,461
	REN - Redes Energeticas Nacionais SGPS SA	56,778	153,474
	Semapa-Sociedade de Investimento e Gestao	3,410	45,046
	Sonae Capital SGPS SA	9,999	7,829
	Sonae SGPS SA	105,019	97,938
TOTAL PORTUGAL			967,654
SINGAPORE — (1.2%)
	Accordia Golf Trust	65,600	25,296
	AEM Holdings, Ltd.	15,600	13,195
	Ascendas India Trust	80,400	82,410
	Banyan Tree Holdings, Ltd.	7,000	2,458
	Best World International, Ltd.	33,400	33,057
	Boustead Projects, Ltd.	6,600	4,760
	Boustead Singapore, Ltd.	40,300	22,551
	Bukit Sembawang Estates, Ltd.	22,400	89,694
	Bund Center Investment, Ltd.	27,000	11,183
	China Aviation Oil Singapore Corp., Ltd.	27,800	25,525
	China Sunsine Chemical Holdings, Ltd.	21,900	17,854
	Chip Eng Seng Corp., Ltd.	45,000	22,977

VA International Small Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Chuan Hup Holdings, Ltd.	87,000	$17,058
	CITIC Envirotech, Ltd.	93,100	21,905
*	COSCO Shipping International Singapore Co., Ltd.	175,500	39,801
*	Creative Technology, Ltd.	2,650	7,083
	CSE Global, Ltd.	40,000	13,380
	Del Monte Pacific, Ltd.	72,000	7,859
	Delfi, Ltd.	20,200	19,150
*	Ezion Holdings, Ltd.	243,320	5,720
#*	Ezra Holdings, Ltd.	229,921	1,746
	Far East Orchard, Ltd.	11,239	9,766
	First Resources, Ltd.	48,700	55,165
	Fragrance Group, Ltd.	82,000	7,757
	Fraser and Neave, Ltd.	24,800	30,462
	Frencken Group, Ltd.	41,100	21,175
	GK Goh Holdings, Ltd.	17,813	10,979
	GL, Ltd.	53,000	30,428
	Golden Agri-Resources, Ltd.	590,000	126,018
	GuocoLand, Ltd.	28,200	40,763
*	Halcyon Agri Corp., Ltd.	25,666	8,844
	Haw Par Corp., Ltd.	12,100	122,693
	Health Management International, Ltd.	25,100	13,148
	Hi-P International, Ltd.	20,600	20,556
	Ho Bee Land, Ltd.	14,000	23,983
	Hong Fok Corp., Ltd.	54,120	33,759
*	Hong Leong Asia, Ltd.	16,000	6,669
	Hong Leong Finance, Ltd.	26,300	52,936
	Hotel Grand Central, Ltd.	43,574	41,511
	Hour Glass, Ltd. (The)	27,500	16,915
	Hutchison Port Holdings Trust	459,200	100,398
	Hwa Hong Corp., Ltd.	59,000	12,949
*	Hyflux, Ltd.	27,500	583
	Indofood Agri Resources, Ltd.	28,000	5,985
	Japfa, Ltd.	29,200	10,781
	Keppel Infrastructure Trust	357,981	132,605
	Mandarin Oriental International, Ltd.	22,400	35,494
	Metro Holdings, Ltd.	49,200	37,187
*	Midas Holdings, Ltd.	114,000	2,987
*	mm2 Asia, Ltd.	48,000	8,011
	NetLink NBN Trust	83,700	52,665
	OUE, Ltd.	24,500	26,667
	Oxley Holdings, Ltd.	76,057	18,171
	Perennial Real Estate Holdings, Ltd.	20,600	9,287
*	Raffles Education Corp., Ltd.	63,960	3,689
	Raffles Medical Group, Ltd.	65,762	49,145
	RHT Health Trust	54,900	764
	Riverstone Holdings, Ltd.	30,400	19,901
	SATS, Ltd.	10,200	35,539
	SBS Transit, Ltd.	8,500	25,813
	Sembcorp Industries, Ltd.	38,400	64,972
*	Sembcorp Marine, Ltd.	77,600	75,549
	Sheng Siong Group, Ltd.	66,800	56,325
	SIA Engineering Co., Ltd.	24,700	47,524
	SIIC Environment Holdings, Ltd.	58,600	10,028
	Sinarmas Land, Ltd.	108,000	19,033
	Singapore Post, Ltd.	129,400	90,611
#	Singapore Press Holdings, Ltd.	111,400	178,120
	Stamford Land Corp., Ltd.	21,000	7,258
	StarHub, Ltd.	45,300	49,634
	Straits Trading Co., Ltd.	7,100	11,814

VA International Small Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Sunningdale Tech, Ltd.	15,000	$14,986
*	Swiber Holdings, Ltd.	17,249	256
	Tuan Sing Holdings, Ltd.	45,795	11,437
	UMS Holdings, Ltd.	31,250	14,407
	United Engineers, Ltd.	34,000	64,530
	United Industrial Corp., Ltd.	16,800	36,360
	UOB-Kay Hian Holdings, Ltd.	35,091	30,825
	Valuetronics Holdings, Ltd.	29,800	14,101
	Venture Corp., Ltd.	24,400	272,290
	Vicom, Ltd.	2,200	11,501
	Wing Tai Holdings, Ltd.	45,470	69,717
	Yeo Hiap Seng, Ltd.	2,482	1,650
*	Yongnam Holdings, Ltd.	26,250	3,374
TOTAL SINGAPORE			2,903,112
SPAIN — (2.0%)
	Acciona SA	3,199	340,626
	Acerinox SA	16,658	139,174
	Alantra Partners SA	1,872	31,176
	Almirall SA	5,535	100,325
*	Amper SA	88,071	24,084
	Applus Services SA	10,629	149,409
	Atresmedia Corp. de Medios de Comunicacion SA	10,142	39,517
	Azkoyen SA	2,184	17,157
	Bolsas y Mercados Espanoles SHMSF SA	7,416	175,008
	Cellnex Telecom SA	15,814	591,417
	Cia de Distribucion Integral Logista Holdings SA	3,876	80,761
	CIE Automotive SA	5,994	151,560
	Construcciones y Auxiliar de Ferrocarriles SA	2,580	116,576
*	Duro Felguera SA	5,142	1,302
	Ebro Foods SA	9,691	194,733
*	eDreams ODIGEO SA	10,043	45,437
	Elecnor SA	4,118	51,602
	Enagas SA	4,934	107,631
	Ence Energia y Celulosa SA	14,110	51,008
	Ercros SA	10,095	19,424
	Euskaltel SA	9,796	85,567
	Faes Farma SA	31,893	157,889
*	Fluidra SA	4,554	56,967
	Fomento de Construcciones y Contratas SA	6,144	78,221
*	Global Dominion Access SA	11,493	55,253
	Grupo Catalana Occidente SA	4,848	173,074
*	Grupo Empresarial San Jose SA	2,273	20,605
#*	Grupo Ezentis SA	30,572	17,750
	Iberpapel Gestion SA	963	30,182
*	Indra Sistemas SA	10,276	88,009
	Laboratorios Farmaceuticos Rovi SA	1,642	37,745
	Liberbank SA	249,756	93,012
*	Masmovil Ibercom SA	3,922	88,832
	Mediaset Espana Comunicacion SA	15,385	90,318
	Melia Hotels International SA	10,698	94,248
	Miquel y Costas & Miquel SA	2,523	43,598
#*	Obrascon Huarte Lain SA	18,131	22,618
	Parques Reunidos Servicios Centrales SAU, Class C	1,848	28,248
*	Pharma Mar SA	20,076	34,696
	Prim SA	846	10,415
*	Promotora de Informaciones SA, Class A	21,413	31,538
	Prosegur Cia de Seguridad SA	24,644	115,017
*	Quabit Inmobiliaria SA	9,552	9,989

VA International Small Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Realia Business SA	40,885	$42,431
	Sacyr S.A.	57,025	146,315
*	Solaria Energia y Medio Ambiente SA	6,097	36,047
*	Talgo SA	8,642	46,460
*	Tecnicas Reunidas SA	3,329	80,270
	Tubacex SA	10,795	34,440
	Unicaja Banco SA	15,735	12,392
	Vidrala SA	2,048	185,511
	Viscofan SA	4,359	213,362
	Vocento SA	10,365	14,046
	Zardoya Otis SA	16,103	110,388
TOTAL SPAIN			4,813,380
SWEDEN — (3.3%)
*	AcadeMedia AB	2,247	11,742
	AddLife AB, Class B	2,222	59,871
	AddNode Group AB	4,034	64,529
	AddTech AB, Class B	6,154	161,349
	AF POYRY AB	8,473	199,676
	Alimak Group AB	4,650	64,623
	Arjo AB, Class B	23,668	95,263
	Atrium Ljungberg AB, Class B	4,164	76,956
	Attendo AB	10,224	46,471
	Avanza Bank Holding AB	13,185	117,658
	Beijer Alma AB	4,864	59,816
	Beijer Electronics Group AB	3,083	14,037
	Beijer Ref AB	7,206	159,730
	Bergman & Beving AB	4,110	40,462
	Betsson AB	15,720	82,984
	Bilia AB, Class A	10,967	96,822
	BillerudKorsnas AB	7,779	89,808
	BioGaia AB, Class B	2,077	86,362
	Biotage AB	6,310	68,044
	Bonava AB	691	8,409
	Bonava AB, Class B	9,951	119,132
	Bravida Holding AB	20,665	171,642
	Bufab AB	4,911	50,760
	Bulten AB	1,365	9,159
	Bure Equity AB	8,278	154,233
#*	Byggmax Group AB	8,034	27,582
	Catena AB	2,748	85,822
	Clas Ohlson AB, Class B	4,505	40,550
	Cloetta AB, Class B	38,522	114,749
*	Collector AB	3,491	18,951
	Concentric AB	5,416	66,734
	Coor Service Management Holding AB	2,743	23,134
	Corem Property Group AB, Class B	17,834	36,728
	Dios Fastigheter AB	12,748	109,349
	Dometic Group AB	22,475	205,037
	Duni AB	5,155	61,129
	Dustin Group AB	7,661	66,136
	Eastnine AB	3,095	35,099
	Elanders AB, Class B	1,738	14,978
#*	Eltel AB	2,122	4,888
*	Enea AB	2,398	40,787
	eWork Group AB	1,140	8,764
	Fagerhult AB	9,072	56,098
	FastPartner AB	4,631	41,190
	Fenix Outdoor International AG	523	55,796

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#*	Fingerprint Cards AB, Class B	39,853	$71,740
	Granges AB	10,797	107,508
	Gunnebo AB	7,524	19,451
	Haldex AB	4,760	23,730
	Heba Fastighets AB, Class B	4,330	37,924
*	Hembla AB	3,895	72,849
	Hemfosa Fastigheter AB	17,268	155,436
	HIQ International AB	6,152	32,413
	HMS Networks AB	2,545	44,182
*	Hoist Finance AB	7,538	45,356
	Humana AB	3,640	20,525
*	International Petroleum Corp.	9,696	41,579
	Inwido AB	8,536	52,431
#*	ITAB Shop Concept AB, Class B	1,515	4,413
	JM AB	8,446	217,875
	KappAhl AB	8,594	17,427
	Kindred Group P.L.C.	23,558	144,561
	Klovern AB, Class B	70,588	116,101
	KNOW IT AB	2,857	56,142
	Kungsleden AB	23,412	203,610
	Lagercrantz Group AB, Class B	8,330	104,026
	Lindab International AB	14,073	160,244
	Loomis AB, Class B	7,070	243,182
#*	Medivir AB, Class B	1,986	4,787
*	Mekonomen AB	5,111	37,822
*	Modern Times Group MTG AB, Class B	2,501	23,157
	Momentum Group AB, Class B	3,336	37,596
	Mycronic AB	7,486	115,036
	Nederman Holding AB	2,831	35,071
	NetEnt AB	27,545	81,722
	New Wave Group AB, Class B	6,935	46,310
	Nobia AB	16,346	106,008
	Nobina AB	12,314	71,767
	Nolato AB, Class B	2,054	116,880
	Nordic Entertainment Group AB, Class B	608	14,535
	Nordic Waterproofing Holding A.S.	2,253	19,356
	NP3 Fastigheter AB	4,739	41,343
*	Nyfosa AB	21,554	132,613
	OEM International AB, Class B	1,480	36,795
	Opus Group AB	18,472	11,702
	Peab AB	19,371	163,902
	Platzer Fastigheter Holding AB, Class B	6,591	58,192
	Pricer AB, Class B	16,074	21,181
	Proact IT Group AB	775	13,632
*	Qliro Group AB	9,126	10,580
	Ratos AB, Class B	27,304	69,230
*	RaySearch Laboratories AB	2,968	42,469
#	Recipharm AB, Class B	6,960	86,436
	Resurs Holding AB	11,633	67,337
	Rottneros AB	8,130	8,685
	Sagax AB, Class B	8,280	80,884
#*	SAS AB	47,741	65,106
	Scandi Standard AB	8,278	52,862
	Scandic Hotels Group AB	9,661	81,011
	Sectra AB, Class B	2,449	82,226
	Sintercast AB	1,032	15,330
	SkiStar AB	6,071	70,388
	Sweco AB, Class B	3,413	95,181
	Systemair AB	2,722	34,424

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Thule Group AB	10,488	$229,091
	Troax Group AB	4,497	42,699
	VBG Group AB, Class B	1,326	22,041
	Vitrolife AB	6,097	117,331
	Wihlborgs Fastigheter AB	16,126	234,451
TOTAL SWEDEN			7,912,913
SWITZERLAND — (4.7%)
	Allreal Holding AG	2,124	370,993
	ALSO Holding AG	709	109,256
#*	ams AG	7,400	386,320
	APG SGA SA	152	40,674
	Arbonia AG	6,387	74,088
*	Aryzta AG	77,285	64,284
	Ascom Holding AG	4,196	54,482
#	Autoneum Holding AG	308	33,842
	Banque Cantonale de Geneve	255	51,027
	Banque Cantonale Vaudoise	139	103,376
	Belimo Holding AG	45	265,038
	Bell Food Group AG	220	58,807
	Bellevue Group AG	711	15,139
	Berner Kantonalbank AG	559	126,946
	BFW Liegenschaften AG	329	14,358
	BKW AG	2,007	129,918
#	Bobst Group SA	950	47,502
	Bossard Holding AG, Class A	618	85,215
	Bucher Industries AG	725	216,632
	Burkhalter Holding AG	430	31,701
	Calida Holding AG	895	24,874
	Carlo Gavazzi Holding AG	62	17,138
	Cembra Money Bank AG	3,077	296,551
	Cham Group AG	79	34,046
	Cicor Technologies, Ltd.	259	13,059
	Cie Financiere Tradition SA	144	14,864
	Clariant AG	14,094	257,541
	Coltene Holding AG	358	30,265
	Conzzeta AG	132	103,731
	Daetwyler Holding AG	726	111,906
	DKSH Holding AG	1,480	74,737
	dormakaba Holding AG	332	243,290
*	Dottikon Es Holding AG	12	6,408
	Dufry AG	1,233	108,136
#	EFG International AG	11,761	76,210
	Emmi AG	260	216,326
	Energiedienst Holding AG	1,000	31,110
#*	Evolva Holding SA	115,096	20,638
	Feintool International Holding AG	183	11,471
	Flughafen Zurich AG	1,549	282,873
	Forbo Holding AG	130	202,775
*	GAM Holding AG	23,150	101,358
	Georg Fischer AG	459	395,644
	Gurit Holding AG	63	68,967
	Helvetia Holding AG	3,458	440,281
	Hiag Immobilien Holding AG	778	99,936
#*	HOCHDORF Holding AG	130	9,847
	Huber & Suhner AG	1,759	140,070
	Hypothekarbank Lenzburg AG	3	13,590
	Implenia AG	1,837	49,205
	Inficon Holding AG	226	140,979

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Interroll Holding AG	80	$162,704
	Intershop Holding AG	164	82,393
	Investis Holding SA	526	35,742
	Jungfraubahn Holding AG	350	52,488
	Kardex AG	792	113,971
#	Komax Holding AG	474	88,867
#	Kudelski SA	6,965	47,207
*	Lastminute.com NV	995	30,068
	LEM Holding SA	50	69,103
	Liechtensteinische Landesbank AG	1,370	83,525
	Luzerner Kantonalbank AG	401	177,224
*	MCH Group AG	129	2,876
#*	Meier Tobler Group AG	174	2,794
	Metall Zug AG	26	56,412
	Mobilezone Holding AG	4,503	41,561
	Mobimo Holding AG	884	235,963
*	Newron Pharmaceuticals SpA	2,077	12,631
	OC Oerlikon Corp. AG	23,783	254,555
*	Orascom Development Holding AG	1,611	24,200
	Orior AG	618	50,217
*	Panalpina Welttransport Holding AG	1,106	248,879
	Phoenix Mecano AG	71	31,280
	Plazza AG, Class A	231	58,378
	PSP Swiss Property AG	5,009	600,581
	Rieter Holding AG	383	50,354
	Romande Energie Holding SA	38	47,613
	Schaffner Holding AG	70	14,377
*	Schmolz + Bickenbach AG	75,342	24,798
	Schweiter Technologies AG	122	120,554
	SFS Group AG	1,636	125,575
	Siegfried Holding AG	441	164,176
	St Galler Kantonalbank AG	312	133,547
	Sulzer AG	2,117	213,321
	Sunrise Communications Group AG	3,501	258,938
	Swiss Prime Site AG	390	34,337
	Swissquote Group Holding SA	1,186	48,020
	Tamedia AG	438	48,130
	Thurgauer Kantonalbank	118	12,840
#	u-blox Holding AG	798	65,127
	Valiant Holding AG	1,754	179,803
	Valora Holding AG	456	125,645
	VAT Group AG	3,009	376,244
	Vaudoise Assurances Holding SA	144	73,016
	Vetropack Holding AG	26	53,159
*	Von Roll Holding AG	1,435	1,500
	Vontobel Holding AG	2,628	138,308
	VP Bank AG	364	56,998
	VZ Holding AG	266	73,248
	Walliser Kantonalbank	485	57,651
#	Warteck Invest AG	28	53,933
	Ypsomed Holding AG	468	59,614
	Zehnder Group AG	1,401	52,796
	Zug Estates Holding AG, Class B	26	47,924
	Zuger Kantonalbank AG	15	92,795
TOTAL SWITZERLAND			11,285,384
UNITED KINGDOM — (15.9%)
	4imprint Group P.L.C.	4,059	137,768
	888 Holdings P.L.C.	21,753	40,236

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	A.G. Barr P.L.C.	11,359	$94,959
	AA P.L.C.	61,811	37,475
*	Acacia Mining P.L.C.	24,401	66,373
	Aggreko P.L.C.	26,874	271,129
	Alliance Pharma P.L.C.	16,027	13,913
*	Amerisur Resources P.L.C.	57,940	12,934
	Anglo Pacific Group P.L.C.	21,303	52,569
	Anglo-Eastern Plantations P.L.C.	1,293	7,173
	Arrow Global Group P.L.C.	17,804	58,045
	Ashmore Group P.L.C.	37,560	243,967
*	ASOS P.L.C.	230	7,223
	AVEVA Group P.L.C.	620	29,952
	Avon Rubber P.L.C.	4,443	72,456
	B&M European Value Retail SA	80,882	363,046
	Babcock International Group P.L.C.	38,559	222,206
	Balfour Beatty P.L.C.	85,249	212,670
	Bank of Georgia Group P.L.C.	4,639	78,766
	BBA Aviation P.L.C.	125,398	487,073
	BCA Marketplace P.L.C.	12,462	36,598
	Beazley P.L.C.	52,651	367,711
	Bellway P.L.C.	16,141	581,811
	Biffa P.L.C.	1,535	4,090
	Bloomsbury Publishing P.L.C.	7,374	20,647
	Bodycote P.L.C.	23,492	209,606
*	Boohoo Group P.L.C.	64,227	186,108
	Bovis Homes Group P.L.C.	25,941	331,369
	Brewin Dolphin Holdings P.L.C.	56,636	219,435
	Britvic P.L.C.	28,735	319,253
*	BTG P.L.C.	36,769	373,644
	Burford Capital, Ltd.	3,837	69,874
*	Cairn Energy P.L.C.	71,823	137,857
	Capital & Counties Properties P.L.C.	75,777	182,202
	Card Factory P.L.C.	36,595	73,519
	CareTech Holdings P.L.C.	7,585	34,375
	Carr's Group P.L.C.	4,336	7,916
	Castings P.L.C.	4,744	23,772
	Centamin P.L.C.	133,441	208,220
	Central Asia Metals P.L.C.	4,212	10,465
	Charles Taylor P.L.C.	11,474	31,541
	Chemring Group P.L.C.	40,809	90,969
	Chesnara P.L.C.	14,664	58,992
	Cineworld Group P.L.C.	62,719	194,694
*	Circassia Pharmaceuticals P.L.C.	12,752	3,072
	City of London Investment Group P.L.C.	1,712	8,885
	Clarkson P.L.C.	4,914	153,101
	Clipper Logistics P.L.C.	3,172	10,313
	Close Brothers Group P.L.C.	22,610	365,041
	CLS Holdings P.L.C.	19,418	53,915
	CMC Markets P.L.C.	10,400	12,337
*	Cobham P.L.C.	279,500	559,659
	Computacenter P.L.C.	7,732	143,420
	Connect Group P.L.C.	19,192	8,803
	Consort Medical P.L.C.	6,095	55,449
	ConvaTec Group P.L.C.	89,303	168,732
	Costain Group P.L.C.	10,708	20,429
	Countryside Properties P.L.C.	39,834	142,039
*	Countrywide P.L.C.	13,538	817
	Cranswick P.L.C.	8,712	281,972
	Crest Nicholson Holdings P.L.C.	27,257	121,209

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	CVS Group P.L.C.	2,091	$23,549
	CYBG P.L.C.	74,935	156,149
	Daejan Holdings P.L.C.	1,099	74,110
	Daily Mail & General Trust P.L.C., Class A	15,598	149,822
	Dart Group P.L.C.	4,789	43,922
	De La Rue P.L.C.	13,471	38,242
	Devro P.L.C.	27,112	67,715
	DFS Furniture P.L.C.	14,654	41,991
*	Dialight P.L.C.	1,573	6,912
	Dignity P.L.C.	5,679	37,292
	Diploma P.L.C.	18,909	348,545
	DiscoverIE Group P.L.C.	8,605	46,456
	Diversified Gas & Oil P.L.C.	8,773	11,324
	Dixons Carphone P.L.C.	90,246	130,789
	Domino's Pizza Group P.L.C.	57,872	173,913
	Drax Group P.L.C.	48,358	177,192
	Dunelm Group P.L.C.	9,198	103,086
*	EI Group P.L.C.	65,091	223,128
*	EKF Diagnostics Holdings P.L.C.	28,411	11,946
	Electrocomponents P.L.C.	71,675	528,114
	Elementis P.L.C.	101,146	185,421
	EMIS Group P.L.C.	3,520	52,085
*	EnQuest P.L.C.	139,312	39,271
	Entertainment One, Ltd.	36,132	192,961
	Equiniti Group P.L.C.	37,908	96,890
	Essentra P.L.C.	31,057	161,027
	Euromoney Institutional Investor P.L.C.	11,592	195,391
	FDM Group Holdings P.L.C.	7,070	70,778
	Ferrexpo P.L.C.	32,548	100,710
	Fevertree Drinks P.L.C.	7,425	210,489
*	Findel P.L.C.	5,420	15,349
*	Firstgroup P.L.C.	218,529	304,170
	Forterra P.L.C.	6,878	23,433
*	Foxtons Group P.L.C.	34,139	23,367
	Fuller Smith & Turner P.L.C., Class A	4,390	57,124
	Future P.L.C.	1,569	21,597
	G4S P.L.C.	172,346	400,006
	Galliford Try P.L.C.	12,367	88,586
	Games Workshop Group P.L.C.	5,956	326,878
	Gamma Communications P.L.C.	1,279	16,901
*	Gem Diamonds, Ltd.	14,716	12,280
	Genel Energy P.L.C.	14,140	32,896
	Genus P.L.C.	1,195	38,361
*	Georgia Capital P.L.C.	3,318	39,531
	Global Ports Holding P.L.C.	952	4,319
	Go-Ahead Group P.L.C. (The)	9,061	234,238
	GoCo Group P.L.C.	37,856	39,398
	Gooch & Housego P.L.C.	327	5,299
	Grafton Group P.L.C.	28,271	248,794
	Grainger P.L.C.	61,226	169,158
	Greencore Group P.L.C.	81,784	212,823
	Greene King P.L.C.	37,593	285,445
	Greggs P.L.C.	12,305	333,492
	Gulf Keystone Petroleum, Ltd.	29,820	84,821
*	Gulf Marine Services P.L.C.	28,057	3,199
	GVC Holdings P.L.C.	16,397	117,466
	Gym Group P.L.C. (The)	13,715	42,640
	Halfords Group P.L.C.	23,225	53,924
	Hastings Group Holdings P.L.C.	20,829	48,897

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Hays P.L.C.	213,094	$397,968
	Headlam Group P.L.C.	13,204	71,148
	Helical P.L.C.	12,533	54,565
	Henry Boot P.L.C.	13,323	39,717
	Highland Gold Mining, Ltd.	21,679	57,342
	Hikma Pharmaceuticals P.L.C.	3,003	66,995
	Hill & Smith Holdings P.L.C.	14,461	198,594
	Hilton Food Group P.L.C.	5,673	64,234
	Hiscox, Ltd.	25,046	515,559
	Hochschild Mining P.L.C.	28,868	72,397
	Hollywood Bowl Group P.L.C.	14,164	37,022
	HomeServe P.L.C.	30,314	419,435
*	Horizon Discovery Group P.L.C.	8,929	16,411
	Hostelworld Group P.L.C.	3,747	7,762
	Howden Joinery Group P.L.C.	84,872	570,138
	Hunting P.L.C.	29,847	183,925
	Huntsworth P.L.C.	34,607	42,072
#*	Hurricane Energy P.L.C.	61,503	32,455
	Ibstock P.L.C.	41,807	117,329
	IG Group Holdings P.L.C.	38,741	269,287
	IMI P.L.C.	29,279	370,719
	Inchcape P.L.C.	50,511	382,663
*	Indivior P.L.C.	64,365	42,560
	Inmarsat P.L.C.	28,640	199,107
	Intermediate Capital Group P.L.C.	31,925	537,812
	International Personal Finance P.L.C.	23,747	29,276
	iomart Group P.L.C.	2,962	12,218
*	IP Group P.L.C.	51,478	42,947
	ITE Group P.L.C.	137,447	121,909
	IWG P.L.C.	71,127	325,779
	J D Wetherspoon P.L.C.	14,749	275,006
	James Fisher & Sons P.L.C.	6,723	178,150
	James Halstead P.L.C.	5,913	36,666
	JD Sports Fashion P.L.C.	29,445	232,215
	John Laing Group P.L.C.	16,811	78,555
	John Menzies P.L.C.	11,780	59,349
	John Wood Group P.L.C.	53,018	341,634
	Johnson Service Group P.L.C.	8,968	18,880
*	JPJ Group P.L.C.	7,493	62,640
	Jupiter Fund Management P.L.C.	40,646	183,926
*	Just Group P.L.C.	54,377	31,088
	Kainos Group P.L.C.	6,118	41,695
	KAZ Minerals P.L.C.	20,078	138,982
	KCOM Group P.L.C.	71,342	104,232
	Keller Group P.L.C.	12,297	98,160
#	Kier Group P.L.C.	31,248	23,318
	Kin & Carta P.L.C.	23,381	29,514
*	Lamprell P.L.C.	23,029	15,377
	Lancashire Holdings, Ltd.	24,613	206,521
	Liontrust Asset Management P.L.C.	3,244	31,566
	Lookers P.L.C.	40,298	20,495
	Low & Bonar P.L.C.	81,230	7,398
	LSL Property Services P.L.C.	11,392	28,136
	M&C Saatchi P.L.C.	3,423	14,108
	Macfarlane Group P.L.C.	6,000	6,955
	Majestic Wine P.L.C.	3,918	12,132
	Man Group P.L.C.	176,060	363,385
	Marshalls P.L.C.	23,707	182,960
	Marston's P.L.C.	82,294	106,804

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	McBride P.L.C.	30,429	$23,911
	McCarthy & Stone P.L.C.	30,784	52,100
	McColl's Retail Group P.L.C.	626	517
	Mears Group P.L.C.	19,018	63,402
	Mediclinic International P.L.C.	8,379	34,938
	Meggitt P.L.C.	51,514	371,743
	Merlin Entertainments P.L.C.	73,419	401,627
*	Metro Bank P.L.C.	1,363	5,936
	Midwich Group P.L.C.	1,611	10,551
	Millennium & Copthorne Hotels P.L.C.	21,788	180,350
*	Mitchells & Butlers P.L.C.	30,648	113,012
	Mitie Group P.L.C.	57,884	115,626
	MJ Gleeson P.L.C.	4,098	41,808
	Moneysupermarket.com Group P.L.C.	59,239	265,183
	Morgan Advanced Materials P.L.C.	49,456	152,373
	Morgan Sindall Group P.L.C.	6,967	95,070
	Morses Club P.L.C.	4,600	7,265
*	Mothercare P.L.C.	27,456	5,523
	Motorpoint group P.L.C.	7,418	19,346
	MP Evans Group P.L.C.	799	6,640
	N Brown Group P.L.C.	29,795	43,411
	National Express Group P.L.C.	70,707	360,170
	NCC Group P.L.C.	31,420	70,665
	Next Fifteen Communications Group P.L.C.	1,654	12,079
	Non-Standard Finance P.L.C.	27,059	12,451
	Norcros P.L.C.	7,961	20,207
	Northgate P.L.C.	17,729	71,250
*	Nostrum Oil & Gas P.L.C.	1,582	844
	Numis Corp. P.L.C.	6,616	19,144
	On the Beach Group P.L.C.	8,810	50,591
	OneSavings Bank P.L.C.	20,492	90,326
	Oxford Instruments P.L.C.	6,836	107,431
	Pagegroup P.L.C.	33,456	182,027
*	Pan African Resources P.L.C.	263,769	35,893
	Paragon Banking Group P.L.C.	33,085	168,011
	Park Group P.L.C.	13,054	9,933
	PayPoint P.L.C.	7,784	89,144
	Pendragon P.L.C.	178,766	27,715
	Pennon Group P.L.C.	51,927	452,598
*	Petra Diamonds, Ltd.	139,574	18,942
	Petrofac, Ltd.	23,955	121,585
*	Petropavlovsk P.L.C.	432,055	52,171
	Pets at Home Group P.L.C.	63,261	159,880
	Phoenix Group Holdings P.L.C.	23,251	195,573
	Photo-Me International P.L.C.	40,883	49,507
	Playtech P.L.C.	30,014	161,119
	Polar Capital Holdings P.L.C.	2,356	16,372
	Polypipe Group P.L.C.	24,923	123,821
	Porvair P.L.C.	3,538	25,220
	Premier Asset Management Group P.L.C.	3,000	6,518
*	Premier Foods P.L.C.	101,428	41,575
*	Premier Oil P.L.C.	87,623	89,182
	Provident Financial P.L.C.	11,031	58,106
*	PureTech Health P.L.C.	15,992	52,864
	PZ Cussons P.L.C.	28,826	76,666
	QinetiQ Group P.L.C.	63,787	224,004
	Quilter P.L.C.	172,293	301,742
	Rank Group P.L.C.	17,299	31,942
	Rathbone Brothers P.L.C.	6,710	179,791

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Raven Property Group, Ltd.	27,995	$13,359
	Reach P.L.C.	48,158	49,684
	Redde P.L.C.	9,745	13,510
	Redrow P.L.C.	38,559	262,392
	Renew Holdings P.L.C.	4,833	23,573
	Renewi P.L.C.	163,917	57,994
	Renishaw P.L.C.	5,698	265,264
*	Renold P.L.C.	15,469	4,686
	Restaurant Group P.L.C. (The)	65,806	121,675
#	Rhi Magnesita NV	1,651	91,537
	Rhi Magnesita NV	1,335	72,292
	Ricardo P.L.C.	10,119	86,434
	Rightmove P.L.C.	28,555	182,633
	RM P.L.C.	8,839	25,497
	Robert Walters P.L.C.	9,655	62,535
*	Rockhopper Exploration P.L.C.	27,308	6,855
	Rotork P.L.C.	97,235	363,067
	Royal Mail P.L.C.	6,784	17,325
	RPS Group P.L.C.	39,439	60,090
	S&U P.L.C.	354	9,905
	Saga P.L.C.	103,064	55,751
*	San Leon Energy P.L.C.	13,775	6,199
*	Savannah Petroleum P.L.C.	69,764	11,710
	Savills P.L.C.	16,461	189,995
	Scapa Group P.L.C.	14,247	34,039
	SDL P.L.C.	12,706	73,226
	Senior P.L.C.	81,040	197,328
*	Serica Energy P.L.C.	6,546	8,753
	Severfield P.L.C.	28,520	23,188
	SIG P.L.C.	110,955	177,372
*	Sirius Minerals P.L.C.	44,278	8,040
	Smart Metering Systems P.L.C.	2,574	15,769
	Soco International P.L.C.	20,801	15,566
	Softcat P.L.C.	10,872	126,216
	Sophos Group P.L.C.	2,149	11,345
	Spectris P.L.C.	16,230	499,933
	Speedy Hire P.L.C.	40,705	25,741
	Spire Healthcare Group P.L.C.	9,430	12,953
	Spirent Communications P.L.C.	86,637	166,644
*	Sportech P.L.C.	13,686	5,611
*	Sports Direct International P.L.C.	21,667	59,675
	SSP Group P.L.C.	45,363	388,024
	St. Modwen Properties P.L.C.	33,188	168,656
	Stagecoach Group P.L.C.	35,849	56,992
	SThree P.L.C.	13,227	45,380
	Stobart Group, Ltd.	37,553	52,353
	Stock Spirits Group P.L.C.	24,762	68,904
	Strix Group P.L.C.	11,774	24,834
	STV Group P.L.C.	2,950	13,233
	Superdry P.L.C.	4,673	24,475
	Synthomer P.L.C.	54,123	199,191
	T Clarke P.L.C.	3,989	5,705
	TalkTalk Telecom Group P.L.C.	65,683	83,940
	Tarsus Group P.L.C.	7,474	38,441
	Tate & Lyle P.L.C.	97,587	893,757
	Ted Baker P.L.C.	5,303	58,880
	Telecom Plus P.L.C.	8,996	145,501
*	Telit Communications P.L.C.	10,362	20,548
#*	Thomas Cook Group P.L.C.	133,576	8,981

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Topps Tiles P.L.C.	21,096	$17,674
	TP ICAP P.L.C.	65,033	247,663
	Travis Perkins P.L.C.	30,403	503,326
	Trifast P.L.C.	13,605	32,055
	TT Electronics P.L.C.	18,437	49,239
	Tullow Oil P.L.C.	184,059	431,444
	Tyman P.L.C.	5,033	13,328
	U & I Group P.L.C.	21,649	37,608
	UDG Healthcare P.L.C.	20,860	201,968
	Ultra Electronics Holdings P.L.C.	11,545	273,738
	Urban & Civic P.L.C.	4,334	16,132
*	Vectura Group P.L.C.	79,556	77,176
	Vertu Motors P.L.C.	37,928	16,722
	Vesuvius P.L.C.	26,623	162,238
	Victrex P.L.C.	13,540	334,817
	Vitec Group P.L.C. (The)	4,188	57,636
#*	Volex P.L.C.	1,534	1,720
	Volution Group P.L.C.	11,784	25,944
	Vp P.L.C.	3,850	36,558
	Watkin Jones P.L.C.	6,122	15,865
	Weir Group P.L.C (The)	122	2,206
	WH Smith P.L.C.	12,939	332,787
	William Hill P.L.C.	96,812	179,009
	Wilmington P.L.C.	6,879	16,388
	Wincanton P.L.C.	15,401	44,055
*	Wizz Air Holdings P.L.C.	622	26,623
	Xaar P.L.C.	10,372	11,178
	XP Power, Ltd.	1,056	26,110
TOTAL UNITED KINGDOM			38,388,352
TOTAL COMMON STOCKS			228,369,580
PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
	Biotest AG	2,447	59,398
	Draegerwerk AG & Co. KGaA	1,057	57,357
	Fuchs Petrolub SE	3,626	138,944
	Jungheinrich AG	5,624	125,066
	Sixt SE	1,905	126,352
	STO SE & Co. KGaA	272	27,855
	Villeroy & Boch AG	1,074	15,889
TOTAL GERMANY			550,861
RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*	Intercell AG Rights 05/16/13	2,073	0
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	19,894	4,517
*	Tervita Corp. Warrants 07/19/20	156	1
TOTAL CANADA			4,518
NEW ZEALAND — (0.0%)
	Tourism Holdings, Ltd Rights 07/16/19	1,361	0

VA International Small Portfolio
CONTINUED
	Shares	Value»

SINGAPORE — (0.0%)
* Ezion Holdings, Ltd. Warrants 04/16/23	61,932	$0
TOTAL RIGHTS/WARRANTS		4,518
TOTAL INVESTMENT SECURITIES		228,924,959

			Value†
SECURITIES LENDING COLLATERAL — (5.2%)
@§	DFA Short Term Investment Fund	1,083,732	12,539,868
TOTAL INVESTMENTS — (100.0%)
(Cost $247,372,416)^^			$241,464,827
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$15,870,740	—	$15,870,740
Austria	—	2,846,457	—	2,846,457
Belgium	$187,381	4,153,700	—	4,341,081
Canada	21,556,986	80	—	21,557,066
China	—	16,952	—	16,952
Denmark	—	4,186,416	—	4,186,416
Finland	102,446	5,000,634	—	5,103,080
France	—	10,662,588	—	10,662,588
Germany	—	15,100,291	—	15,100,291
Hong Kong	—	6,245,192	—	6,245,192
Ireland	—	489,427	—	489,427
Israel	—	2,842,672	—	2,842,672
Italy	—	9,106,771	—	9,106,771
Japan	39,958	53,675,312	—	53,715,270
Netherlands	98,912	6,071,815	—	6,170,727
New Zealand	—	1,608,997	—	1,608,997
Norway	—	2,235,058	—	2,235,058
Portugal	—	967,654	—	967,654
Singapore	—	2,903,112	—	2,903,112
Spain	—	4,813,380	—	4,813,380
Sweden	41,579	7,871,334	—	7,912,913
Switzerland	248,879	11,036,505	—	11,285,384
United Kingdom	—	38,388,352	—	38,388,352
Preferred Stocks
Germany	—	550,861	—	550,861
Rights/Warrants
Canada	—	4,518	—	4,518
Securities Lending Collateral	—	12,539,868	—	12,539,868
TOTAL	$22,276,141	$219,188,686	—	$241,464,827

VA Short-Term Fixed Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (5.8%)
Federal Farm Credit Banks, Floating Rate Note, 1M USD LIBOR + 0.045%, FRN
(r)	2.377%, 04/16/21	5,000	$4,997,126
Federal Home Loan Bank
	0.000%, 08/01/19	8,000	8,000,000
	0.000%, 08/14/19	2,000	1,998,483
	0.000%, 08/28/19	3,600	3,594,330
TOTAL AGENCY OBLIGATIONS			18,589,939
BONDS — (59.1%)
African Development Bank
	1.125%, 09/20/19	500	499,240
	1.875%, 03/16/20	2,950	2,943,780
Agence Francaise de Developpement
	1.375%, 08/02/19	400	400,000
	1.625%, 01/21/20	1,110	1,106,632
	1.875%, 09/14/20	1,000	997,194
ANZ New Zealand International Ltd.
Ω	2.600%, 09/23/19	1,000	1,000,350
	2.600%, 09/23/19	900	900,315
Apple, Inc.
	1.500%, 09/12/19	400	399,658
	1.800%, 11/13/19	2,291	2,287,949
#(r)	2.605%, 05/11/20	800	800,195
Apple, Inc., 3M USD LIBOR + 0.250%, FRN
(r)	2.812%, 02/07/20	500	500,518
Australia & New Zealand Banking Group, Ltd.
	2.050%, 09/23/19	250	249,905
Ω	2.250%, 12/19/19	2,200	2,198,616
Bank of Montreal
	3.100%, 07/13/20	750	756,197
Bank of Montreal, 3M USD LIBOR + 0.440%, FRN
(r)	2.850%, 06/15/20	3,710	3,722,221
Bank of Montreal, 3M USD LIBOR + 0.460%, FRN
(r)	2.763%, 04/13/21	204	204,797
Bank of Nova Scotia (The)
	2.350%, 10/21/20	2,900	2,905,125
Bank of Nova Scotia (The), 3M USD LIBOR + 0.290%, FRN
(r)	2.593%, 01/08/21	1,000	1,001,307
		Face Amount	Value†
		(000)

Bank of Nova Scotia (The), 3M USD LIBOR + 0.620%, FRN
(r)	3.099%, 12/05/19	1,000	$1,001,967
Berkshire Hathaway Finance Corp.
#(r)	2.658%, 01/10/20	1,900	1,902,643
Berkshire Hathaway Finance Corp., Floating Rate Note, 3M USD LIBOR + 0.260%, FRN
(r)	2.778%, 08/15/19	1,500	1,500,227
BNG Bank NV
	1.750%, 10/30/19	2,400	2,396,621
	1.625%, 11/25/19	300	299,373
Ω	2.500%, 02/28/20	500	500,696
	2.500%, 02/28/20	1,000	1,001,392
	1.750%, 03/24/20	790	787,671
BNG Bank NV, 3M USD LIBOR + 0.100%, FRN
(r)Ω	2.403%, 07/14/20	1,000	1,000,574
Caisse d'Amortissement de la Dette Sociale
Ω	1.750%, 09/24/19	300	299,753
	1.750%, 09/24/19	410	409,663
	1.875%, 01/13/20	1,000	998,350
	2.000%, 04/17/20	1,500	1,498,392
	1.875%, 07/28/20	1,800	1,794,207
Canadian Imperial Bank of Commerce
(r)	2.994%, 09/06/19	1,000	1,000,797
Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.310%, FRN
(r)	2.599%, 10/05/20	890	892,415
Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.315%, FRN
(r)	2.581%, 02/02/21	3,990	3,994,329
Chevron Corp.
	1.991%, 03/03/20	750	749,178
(r)	2.730%, 03/03/20	500	500,602
Chevron Corp., Floating Rate Note, 3M USD LIBOR + 0.410%, FRN
#(r)	2.928%, 11/15/19	900	901,032
Cisco Systems, Inc.
	1.400%, 09/20/19	861	859,967
	4.450%, 01/15/20	448	452,455
Commonwealth Bank of Australia
	2.300%, 09/06/19	517	516,964

VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)

Commonwealth Bank of Australia, Floating Rate Note, 3M USD LIBOR + 0.550%, FRN
(r)	3.025%, 09/06/19	336	$336,223
Commonwealth Bank of Australia, Floating Rate Note, 3M USD LIBOR + 0.640%, FRN
(r)	3.205%, 11/07/19	181	181,265
Cooperatieve Rabobank UA
#	1.375%, 08/09/19	250	249,950
	2.250%, 01/14/20	300	299,911
	4.750%, 01/15/20	200	202,188
Cooperatieve Rabobank UA, Floating Rate Note, 3M USD LIBOR + 0.510%, FRN
(r)	3.072%, 08/09/19	2,388	2,388,329
Council Of Europe Development Bank
	1.625%, 03/10/20	2,806	2,795,432
CPPIB Capital, Inc.
Ω	1.250%, 09/20/19	500	499,246
CPPIB Capital, Inc., Floating Rate Note, 3M USD LIBOR + 0.030%, FRN
(r)Ω	2.352%, 10/16/20	2,000	2,000,012
Dexia Credit Local SA
	1.875%, 01/29/20	1,000	997,587
Equinor ASA
	2.250%, 11/08/19	1,371	1,369,559
#	2.900%, 11/08/20	2,000	2,016,381
Erste Abwicklungsanstalt
	1.375%, 10/30/19	400	398,978
	2.500%, 03/13/20	400	400,598
EUROFIMA
	1.750%, 05/29/20	396	394,519
European Bank for Reconstruction & Development
	1.750%, 11/26/19	886	884,450
European Investment Bank
	1.125%, 08/15/19	2,000	1,999,092
	1.250%, 12/16/19	1,000	996,390
	1.750%, 05/15/20	500	498,420
(r)Ω	2.453%, 03/24/21	1,000	1,001,949
Export Development Canada
#	1.750%, 08/19/19	1,700	1,698,861
Ω	2.300%, 02/10/20	1,820	1,820,601
FMS Wertmanagement
	1.000%, 08/16/19	1,000	999,440
	1.750%, 01/24/20	1,000	997,858
	2.250%, 02/03/20	1,000	1,000,090
	1.750%, 05/15/20	1,200	1,196,892
		Face Amount	Value†
		(000)

Inter-American Development Bank
	1.625%, 05/12/20	641	$638,441
Inter-American Development Bank, 3M USD LIBOR + 0.220%, FRN
(r)	2.523%, 10/15/20	800	801,896
International Bank for Reconstruction & Development
	0.875%, 08/15/19	500	499,724
	1.875%, 10/07/19	1,000	999,085
	1.875%, 04/21/20	1,200	1,197,381
Kommunalbanken A.S.
	1.500%, 10/22/19	1,034	1,032,302
	1.625%, 01/15/20	1,200	1,196,532
#Ω	2.500%, 04/17/20	300	300,584
	2.500%, 04/17/20	1,300	1,302,279
Kommunalbanken A.S., 3M USD LIBOR + 0.040%, FRN
(r)Ω	2.476%, 03/12/21	1,000	999,898
Kommunalbanken A.S., 3M USD LIBOR + 0.330%, FRN
(r)Ω	2.740%, 06/16/20	1,000	1,002,708
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	2.476%, 03/12/21	850	849,913
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.330%, FRN
(r)	2.740%, 06/16/20	1,000	1,002,708
Kommunekredit
	1.125%, 08/23/19	3,900	3,897,145
	1.625%, 06/12/20	2,800	2,786,791
Kommuninvest I Sverige AB
	1.125%, 09/17/19	800	798,798
	2.000%, 11/12/19	700	699,512
	1.750%, 03/19/20	1,850	1,844,816
	2.500%, 06/01/20	500	501,275
Kreditanstalt fuer Wiederaufbau
	4.000%, 01/27/20	200	201,743
	1.750%, 03/31/20	300	299,027
	1.500%, 04/20/20	2,200	2,189,327
Landwirtschaftliche Rentenbank
	1.875%, 01/22/20	1,000	998,348
Municipality Finance P.L.C.
	1.500%, 03/23/20	468	465,887

VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)

Municipality Finance P.L.C., Floating Rate Note, 3M USD LIBOR + 0.170%, FRN
(r)	2.735%, 02/07/20	900	$900,693
Municipality Finance P.L.C., Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r)	2.575%, 02/17/21	2,200	2,200,330
National Australia Bank, Ltd., Floating Rate Note, 3M USD LIBOR + 0.240%, FRN
(r)Ω	2.765%, 08/29/19	400	400,060
National Australia Bank, Ltd., Floating Rate Note, 3M USD LIBOR + 0.590%, FRN
(r)Ω	2.928%, 01/10/20	500	501,162
Nederlandse Waterschapsbank NV
	1.750%, 09/05/19	1,300	1,299,226
Ω	1.750%, 09/05/19	1,000	999,405
Ω	1.250%, 09/09/19	450	449,496
(r)Ω	2.555%, 02/24/20	1,160	1,160,544
	1.625%, 03/04/20	500	498,320
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.020%, FRN
(r)	2.582%, 08/09/19	1,000	1,000,070
Nestle Holdings, Inc.
	2.125%, 01/14/20	500	499,400
Nordea Bank Abp
#Ω	1.625%, 09/30/19	449	448,448
Novartis Capital Corp.
	1.800%, 02/14/20	200	199,516
	4.400%, 04/24/20	958	972,954
NRW Bank
	2.000%, 09/23/19	800	799,504
NRW Bank, 3M USD LIBOR + 0.040%, FRN
(r)	2.600%, 02/08/21	3,200	3,198,720
Oesterreichische Kontrollbank AG
	1.750%, 01/24/20	2,300	2,295,470
	1.375%, 02/10/20	1,376	1,370,286
Oesterreichische Kontrollbank AG, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	2.420%, 09/15/20	4,000	3,995,621
Province of Alberta Canada
	1.900%, 12/06/19	4,800	4,792,722
		Face Amount	Value†
		(000)

	Province of Ontario Canada
	4.000%, 10/07/19	300	$300,852
	4.400%, 04/14/20	1,864	1,891,533
	Roche Holdings, Inc., Floating Rate Note, 3M USD LIBOR + 0.340%, FRN
(r)Ω	2.670%, 09/30/19	3,800	3,802,246
	Royal Bank of Canada
	2.125%, 03/02/20	1,950	1,948,001
#	2.150%, 03/06/20	1,000	999,185
	2.150%, 10/26/20	1,700	1,698,864
	2.350%, 10/30/20	866	867,742
	Royal Bank of Canada, 3M USD LIBOR + 0.240%, FRN
(r)	2.507%, 10/26/20	477	477,809
	Royal Bank of Canada, 3M USD LIBOR + 0.390%, FRN
(r)	2.656%, 04/30/21	2,000	2,005,850
	Royal Bank of Canada, Floating Rate Note, 3M USD LIBOR + 0.380%, FRN
(r)	2.900%, 03/02/20	923	924,903
	Shell International Finance BV
	1.375%, 09/12/19	720	719,194
	4.300%, 09/22/19	400	401,040
	4.375%, 03/25/20	500	506,663
	2.125%, 05/11/20	1,900	1,898,386
	Shell International Finance BV, 3M USD LIBOR + 0.450%, FRN
(r)	2.985%, 05/11/20	2,604	2,612,586
	Shell International Finance BV, Floating Rate Note, 3M USD LIBOR + 0.350%, FRN
(r)	2.786%, 09/12/19	3,078	3,079,742
	State of North Rhine-Westphalia Germany
	1.250%, 09/16/19	1,500	1,497,822
	1.625%, 01/22/20	1,200	1,196,496
	Svensk Exportkredit AB
	1.125%, 08/28/19	500	499,540
	1.750%, 05/18/20	500	498,062
	1.875%, 06/23/20	1,300	1,296,345
	1.750%, 08/28/20	400	398,319
	Svenska Handelsbanken AB
	1.500%, 09/06/19	400	399,631
	Toronto-Dominion Bank (The)
	1.900%, 10/24/19	354	353,615
	3.000%, 06/11/20	2,300	2,315,268
	1.850%, 09/11/20	500	497,918

VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	Toronto-Dominion Bank (The), 3M USD LIBOR + 0.260%, FRN
(r)	2.670%, 09/17/20	3,760	$3,766,952
	Toronto-Dominion Bank (The), 3M USD LIBOR + 0.280%, FRN
(r)	2.731%, 06/11/20	1,800	1,803,638
	Total Capital SA
	4.450%, 06/24/20	1,498	1,526,679
	Toyota Motor Credit Corp.
	2.200%, 01/10/20	2,130	2,128,505
	2.150%, 03/12/20	1,177	1,175,878
	Toyota Motor Credit Corp., 3M USD LIBOR + 0.100%, FRN
(r)	2.438%, 01/10/20	2,700	2,700,574
	Toyota Motor Credit Corp., 3M USD LIBOR + 0.170%, FRN
(r)	2.572%, 09/18/20	1,000	1,000,774
	Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.140%, FRN
#(r)	2.668%, 11/14/19	1,000	1,000,137
	Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.150%, FRN
(r)	2.672%, 08/21/20	500	499,853
	Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.540%, FRN
(r)	2.843%, 01/08/21	969	973,174
	Walmart, Inc.
	1.750%, 10/09/19	3,330	3,326,136
	2.850%, 06/23/20	908	913,621
	Walmart, Inc., 3M USD LIBOR + 0.230%, FRN
(r)	2.573%, 06/23/21	1,330	1,334,298
	Walmart, Inc., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	2.383%, 06/23/20	2,902	2,903,091
	Westpac Banking Corp.
	1.600%, 08/19/19	665	664,745
	TOTAL BONDS		189,051,222
U.S. TREASURY OBLIGATIONS — (8.4%)
	U.S. Treasury Bill
#	0.000%, 09/03/19	8,000	7,984,783
	0.000%, 09/05/19	6,000	5,988,382
	0.000%, 09/12/19	4,000	3,990,954
	Face Amount	Value†
	(000)

U.S. Treasury Bills
2.250%, 08/06/19	2,000	$1,999,444
U.S. Treasury Notes, 3M USTMMR + 0.115%, FRN
(r) 2.196%, 01/31/21	1,000	999,102
U.S. Treasury Notes, 3M USTMMR + 0.1390%, FRN
(r) 2.220%, 04/30/21	6,000	5,999,004
TOTAL U.S. TREASURY OBLIGATIONS		26,961,669
CERTIFICATES OF DEPOSIT — (3.3%)
Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.190%, FRN
2.664%, 03/06/20	4,000	4,003,531
Bank of Nova Scotia (The), Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
2.571%, 02/27/20	1,800	1,800,400
Bank of Nova Scotia (The), Floating Rate Note, 3M USD LIBOR + 0.190%, FRN
2.640%, 03/11/20	2,000	2,002,048
Canadian Imperial Bank of Commerce, Floating Rate Note, 3M USD LIBOR + 0.170%, FRN
2.534%, 05/08/20	1,000	1,000,040
Canadian Imperial Bank of Commerce, Floating Rate Note, 3M USD LIBOR + 0.180%, FRN
2.544%, 04/06/20	1,000	1,000,135
Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR + 0.220%, FRN
2.498%, 01/22/20	800	800,714
TOTAL CERTIFICATES OF DEPOSIT		10,606,868
TOTAL INVESTMENT SECURITIES		245,209,698

COMMERCIAL PAPER — (17.1%)
Banque Et Caisse d’Epargne de l’Etat
	2.350%, 08/20/19	1,000	998,729
	2.480%, 08/28/19	1,500	1,497,357
Ω	BNG Bank NV 2.310%, 08/16/19	1,000	998,979

VA Short-Term Fixed Portfolio
CONTINUED
		FaceAmount	Value†
		(000)
Caisse Des Depots Et Consignations
Ω	2.551%, 08/07/19	1,250	$1,249,431
Ω	2.270%, 08/12/19	2,000	1,998,468
Ω	2.531%, 08/20/19	1,000	998,761
Ω	Cisco Systems, Inc. 2.465%, 08/08/19	1,000	999,488
Erste Abwicklungsanstalt
	2.530%, 08/02/19	500	499,935
Ω	2.375%, 08/06/19	500	499,808
Ω	2.360%, 08/09/19	1,000	999,428
Ω	2.551%, 08/13/19	2,000	1,998,366
Ω	2.480%, 09/16/19	1,000	997,123
European Investment Bank
	2.290%, 08/08/19	1,000	999,476
	2.491%, 08/08/19	2,500	2,498,690
	2.260%, 08/16/19	1,000	998,994
Exxon Mobil Corp.
	2.280%, 08/06/19	3,000	2,998,844
	2.280%, 08/08/19	3,000	2,998,474
	2.250%, 08/13/19	2,000	1,998,387
Ω	Kreditanstalt Fur Wiederaufbau 2.220%, 10/16/19	5,000	4,976,590
	Landesbank Hessen-Thuringen 2.347%, 08/01/19	6,300	6,299,567
Ω	Massachusetts Mutual Life Insurance Co. 2.316%, 08/21/19	1,000	998,668
Ω	Nederlandse Waterschapsbank NV 2.250%, 10/15/19	2,000	1,990,403
	Nestle Fin France S. 2.300%, 08/05/19	2,000	1,999,369
	NRW. Bank 2.380%, 08/01/19	2,000	1,999,868
	Oesterreichische 2.530%, 08/13/19	1,000	999,166
		FaceAmount	Value†
		(000)
Ω	Pfizer, Inc. 2.469%, 08/26/19	400	$399,358
Ω	PSP Capital, Inc. 2.210%, 08/29/19	1,250	1,247,769
	Queensland Treasury 2.340%, 08/02/19	2,000	1,999,741
Ω	Roche Holding, Inc. 2.250%, 08/05/19	3,000	2,999,033
Ω	Sanofi-Aventis 2.352%, 09/11/19	2,600	2,593,248
TOTAL COMMERCIAL PAPER			54,731,518

		Shares
TEMPORARY CASH INVESTMENTS — (4.9%)
	State Street Institutional U.S. Government Money Market Fund 2.260%	15,622,232	15,622,232
SECURITIES LENDING COLLATERAL — (1.4%)
@§	DFA Short Term Investment Fund	382,289	4,423,462
TOTAL INVESTMENTS — (100.0%)
(Cost $319,674,320)^^			$319,986,910

Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$18,589,939	—	$18,589,939
Bonds	—	189,051,222	—	189,051,222
U.S. Treasury Obligations	—	26,961,669	—	26,961,669
Certificates of Deposit	—	10,606,868	—	10,606,868
Commercial Paper	—	54,731,518	—	54,731,518
Temporary Cash Investments	$15,622,232	—	—	15,622,232
Securities Lending Collateral	—	4,423,462	—	4,423,462
TOTAL	$15,622,232	$304,364,678	—	$319,986,910

VA Global Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (99.9%)
AUSTRALIA — (2.1%)
	National Australia Bank, Ltd.
	2.800%, 01/10/22		2,000	$2,027,771
	2.500%, 05/22/22		587	589,984
	0.350%, 09/07/22	EUR	1,650	1,857,357
	Westpac Banking Corp.
	2.800%, 01/11/22		2,000	2,025,431
	0.250%, 01/17/22	EUR	600	672,292
	2.625%, 12/14/22	GBP	400	511,990
	TOTAL AUSTRALIA			7,684,825
AUSTRIA — (3.4%)
	Oesterreichische Kontrollbank AG
	0.750%, 03/07/22	GBP	1,836	2,233,786
	Republic of Austria Government Bond
Ω	0.000%, 07/15/23	EUR	9,100	10,335,621
	TOTAL AUSTRIA			12,569,407
BELGIUM — (1.1%)
	Dexia Credit Local SA
	0.040%, 12/11/19	EUR	850	942,409
	Kingdom of Belgium Government Bond
	2.250%, 06/22/23	EUR	2,550	3,149,210
	TOTAL BELGIUM			4,091,619
CANADA — (21.2%)
	Bank of Montreal
	1.880%, 03/31/21	CAD	11,000	8,312,760
	0.250%, 11/17/21	EUR	400	447,387
	Bank of Montreal Floating Rate Note
(r)	0.182%, 03/14/22	EUR	600	669,168
	Bank of Nova Scotia (The)
	2.130%, 06/15/20	CAD	2,000	1,517,821
	3.270%, 01/11/21	CAD	2,500	1,927,754
(r)	2.718%, 04/20/21		5,000	5,016,575
	2.700%, 03/07/22		1,313	1,327,587
	0.375%, 04/06/22	EUR	500	561,484
	Canada Housing Trust No 1
Ω	1.450%, 06/15/20	CAD	2,000	1,511,487
	Canadian Imperial Bank of Commerce
	1.850%, 07/14/20	CAD	4,000	3,027,580
(r)	2.599%, 10/05/20		500	501,357
	1.900%, 04/26/21	CAD	1,200	906,746
	0.750%, 03/22/23	EUR	1,900	2,179,604
	Manitoba, Province of Canada
	0.750%, 12/15/21	GBP	500	606,304
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	Province of Alberta Canada
	4.000%, 12/01/19	CAD	5,000	$3,815,654
	Province of British Columbia Canada
	3.250%, 12/18/21	CAD	2,500	1,959,179
	Province of Manitoba Canada
	4.750%, 02/11/20	CAD	3,200	2,461,803
	1.500%, 12/15/22	GBP	150	186,142
	Province of Ontario Canada
	4.200%, 06/02/20	CAD	3,000	2,318,306
	4.000%, 06/02/21	CAD	2,000	1,576,345
	3.150%, 06/02/22	CAD	4,800	3,770,208
	Province of Quebec Canada
	4.500%, 12/01/19	CAD	5,000	3,821,791
	0.875%, 05/24/22	GBP	800	974,169
	3.500%, 12/01/22	CAD	4,700	3,752,593
	Quebec, Province of Canada
	2.375%, 01/22/24	EUR	1,000	1,242,964
	Royal Bank of Canada
	1.920%, 07/17/20	CAD	8,500	6,439,017
	2.860%, 03/04/21	CAD	1,000	767,465
(r)	2.656%, 04/30/21		270	270,790
	1.968%, 03/02/22	CAD	4,611	3,484,732
	Toronto-Dominion Bank (The)
	1.693%, 04/02/20	CAD	1,000	756,471
	2.563%, 06/24/20	CAD	2,000	1,523,943
	0.625%, 03/08/21	EUR	132	148,237
	1.994%, 03/23/22	CAD	9,500	7,182,081
	0.625%, 07/20/23	EUR	1,344	1,538,418
	Total Capital Canada, Ltd.
	1.125%, 03/18/22	EUR	2,500	2,869,594
	TOTAL CANADA			79,373,516
DENMARK — (4.5%)
	Denmark Government Bond
	4.000%, 11/15/19	DKK	10,000	1,502,353
	1.500%, 11/15/23	DKK	55,000	8,946,954
	Kommunekredit
	0.000%, 09/08/22	EUR	1,072	1,205,027
	0.250%, 03/29/23	EUR	3,000	3,408,988
	0.125%, 08/28/23	EUR	1,611	1,824,741
	TOTAL DENMARK			16,888,063
FINLAND — (3.2%)
	Finland Government Bond
Ω	0.000%, 09/15/23	EUR	7,700	8,762,147
	OP Corporate Bank P.L.C.
	0.750%, 03/03/22	EUR	2,700	3,064,879
	TOTAL FINLAND			11,827,026

VA Global Bond Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
FRANCE — (10.7%)
Agence Francaise de Developpement
0.125%, 04/30/22	EUR	1,700	$1,912,022
Caisse d'Amortissement de la Dette Sociale
0.125%, 11/25/22	EUR	1,800	2,038,590
0.125%, 10/25/23	EUR	3,700	4,205,672
Dexia Credit Local SA
1.375%, 09/18/19	EUR	1,000	1,109,542
0.250%, 03/19/20	EUR	350	389,146
0.250%, 06/02/22	EUR	2,900	3,271,607
1.125%, 06/15/22	GBP	2,300	2,820,551
0.250%, 06/01/23	EUR	2,400	2,719,900
French Republic Government Bond OAT
0.000%, 03/25/23	EUR	1,796	2,040,052
1.750%, 05/25/23	EUR	1,700	2,060,166
Sanofi Floating Rate Note
(r) 0.000%, 03/21/20	EUR	1,100	1,220,136
0.000%, 03/21/22	EUR	700	781,495
0.500%, 03/21/23	EUR	6,600	7,501,709
Total Capital Canada, Ltd.
1.875%, 07/09/20	EUR	1,100	1,242,378
Total Capital International SA Floating Rate Note
(r) 0.000%, 03/19/20	EUR	200	221,794
2.875%, 02/17/22		1,128	1,145,648
2.125%, 03/15/23	EUR	1,600	1,923,472
0.250%, 07/12/23	EUR	900	1,015,204
Unedic Asseo
0.125%, 03/05/20	EUR	250	277,594
0.875%, 10/25/22	EUR	1,800	2,081,272
2.250%, 04/05/23	EUR	100	121,964
TOTAL FRANCE			40,099,914
GERMANY — (9.0%)
FMS Wertmanagement
1.125%, 09/07/23	GBP	800	989,720
Kreditanstalt fuer Wiederaufbau
1.000%, 10/12/21	NOK	5,000	557,933
2.125%, 08/15/23	EUR	2,800	3,441,909
0.000%, 09/15/23	EUR	3,964	4,491,657
0.125%, 11/07/23	EUR	1,250	1,424,477
Landeskreditbank Baden-Wuerttemberg Foerderbank
(r) 2.431%, 09/27/21		400	400,460
0.875%, 03/07/22	GBP	100	122,023
Landwirtschaftliche Rentenbank
2.625%, 06/17/20	NOK	6,000	683,541
0.050%, 06/12/23	EUR	3,900	4,419,328
NRW Bank
(r) 2.600%, 02/08/21		600	599,760
0.000%, 11/11/22	EUR	500	563,319
		Face Amount^	Value†
		(000)
GERMANY — (Continued)
0.125%, 03/10/23	EUR	2,500	$2,831,453
0.125%, 07/07/23	EUR	6,250	7,086,076
State of North Rhine-Westphalia Germany
0.000%, 12/05/22	EUR	4,080	4,598,854
0.375%, 02/16/23	EUR	1,350	1,542,650
TOTAL GERMANY			33,753,160
JAPAN — (2.6%)
Toyota Credit Canada, Inc.
2.200%, 02/25/21	CAD	1,000	759,191
2.020%, 02/28/22	CAD	8,150	6,156,653
2.350%, 07/18/22	CAD	800	608,977
Toyota Finance Australia, Ltd.
0.500%, 04/06/23	EUR	900	1,020,303
Toyota Motor Credit Corp.
2.600%, 01/11/22		1,218	1,229,824
TOTAL JAPAN			9,774,948
LUXEMBOURG — (1.4%)
European Financial Stability Facility
0.500%, 01/20/23	EUR	382	438,588
0.200%, 01/17/24	EUR	2,195	2,506,324
Nestle Finance International, Ltd.
1.750%, 09/12/22	EUR	500	589,395
Novartis Finance SA
0.500%, 08/14/23	EUR	1,500	1,710,830
TOTAL LUXEMBOURG			5,245,137
NETHERLANDS — (5.4%)
Bank Nederlandse Gemeenten NV
1.000%, 06/17/22	GBP	2,000	2,447,522
0.250%, 02/22/23	EUR	600	683,158
BNG Bank NV
0.050%, 07/11/23	EUR	6,333	7,167,251
Cooperatieve Rabobank UA
2.750%, 01/10/22		1,300	1,312,550
4.750%, 06/06/22	EUR	300	379,847
0.500%, 12/06/22	EUR	2,213	2,520,762
Nederlandse Waterschapsbank NV
0.125%, 09/25/23	EUR	200	227,069
Roche Finance Europe BV
0.500%, 02/27/23	EUR	800	910,327
Shell International Finance BV Floating Rate Note
(r) 0.082%, 09/16/19	EUR	222	245,879
2.000%, 12/20/19	GBP	400	488,487
1.250%, 03/15/22	EUR	2,292	2,642,383
2.375%, 08/21/22		1,000	1,005,868
TOTAL NETHERLANDS			20,031,103

VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NEW ZEALAND — (0.2%)
	ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	700	$789,825
NORWAY — (5.5%)
	Norway Government Bond
Ω	3.750%, 05/25/21	NOK	7,000	825,041
Ω	2.000%, 05/24/23	NOK	85,000	9,858,572
	Equinor ASA
	2.000%, 09/10/20	EUR	500	567,435
	5.625%, 03/11/21	EUR	1,000	1,212,668
	0.875%, 02/17/23	EUR	2,250	2,586,012
	Kommunalbanken A.S.
	0.875%, 12/08/20	GBP	500	608,895
	0.125%, 03/21/22	SEK	12,000	1,249,699
	1.125%, 11/30/22	GBP	150	184,667
	1.500%, 12/15/23	GBP	500	626,803
	Kommunalbanken A.S. Floating Rate Note
(r)	2.343%, 04/15/21		1,000	1,000,063
	Kommunalbanken AS
	1.125%, 12/15/21	GBP	1,500	1,839,125
	TOTAL NORWAY			20,558,980
SINGAPORE — (0.6%)
	Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	1,970	2,223,447
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (11.8%)
	African Development Bank
	0.250%, 01/24/24	EUR	500	571,879
	Asian Development Bank Floating Rate Note
(r)	0.970%, 02/01/22	GBP	2,000	2,433,766
	Asian Development Bank
	0.200%, 05/25/23	EUR	5,700	6,489,356
	Council Of Europe Development Bank
	0.375%, 10/27/22	EUR	150	171,227
	0.125%, 05/25/23	EUR	2,885	3,275,557
	EUROFIMA
(r)	2.608%, 11/15/21		400	399,956
	European Financial Stability Facility
	0.125%, 10/17/23	EUR	6,000	6,826,943
	European Investment Bank
	3.500%, 01/14/21	SEK	9,000	980,882
	1.500%, 05/12/22	NOK	53,000	5,980,692
	0.050%, 12/15/23	EUR	400	454,969
	2.125%, 01/15/24	EUR	2,000	2,482,139
	1.500%, 01/26/24	NOK	9,000	1,012,041
	European Stability Mechanism
	0.100%, 07/31/23	EUR	8,197	9,303,221
	Inter-American Investment Corp.
(r)	2.430%, 10/12/21		900	900,279
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	International Bank for Reconstruction & Development
	1.125%, 03/11/20	CAD	1,150	$867,379
	Nordic Investment Bank
	1.375%, 06/19/23	NOK	18,000	2,015,346
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			44,165,632
SWEDEN — (7.2%)
	Kommuninvest I Sverige AB
	0.250%, 06/01/22	SEK	65,000	6,816,047
	0.750%, 02/22/23	SEK	31,000	3,306,353
	1.000%, 11/13/23	SEK	10,000	1,081,430
	Skandinaviska Enskilda Banken AB
	1.250%, 08/05/22	GBP	100	122,293
	Svensk Exportkredit AB
(r)	2.570%, 12/13/21		500	500,920
	1.375%, 12/15/22	GBP	4,150	5,145,016
	1.375%, 12/15/23	GBP	500	622,932
	Svenska Handelsbanken AB
	0.250%, 02/28/22	EUR	934	1,047,729
	1.125%, 12/14/22	EUR	2,700	3,123,204
	Sweden Government Bond
Ω	1.500%, 11/13/23	SEK	44,000	4,973,787
	TOTAL SWEDEN			26,739,711
UNITED KINGDOM — (1.7%)
	Transport for London
	2.250%, 08/09/22	GBP	1,333	1,690,664
	United Kingdom Treasury Bill
	0.000%, 09/30/19	GBP	3,000	3,643,823
	0.000%, 10/14/19	GBP	1,000	1,214,254
	TOTAL UNITED KINGDOM			6,548,741
UNITED STATES — (8.3%)
	3M Co.
	0.375%, 02/15/22	EUR	1,500	1,685,624
	0.375%, 02/15/22	EUR	500	561,875
	Apple, Inc.
	1.000%, 11/10/22	EUR	2,550	2,944,059
	Berkshire Hathaway, Inc.
	0.625%, 01/17/23	EUR	1,000	1,139,301
	0.750%, 03/16/23	EUR	700	799,407
	1.300%, 03/15/24	EUR	560	659,792
	Chevron Corp.
	2.498%, 03/03/22		3,500	3,531,106
	Coca-Cola Co. (The)
	0.750%, 03/09/23	EUR	1,200	1,371,580
	Johnson & Johnson
	4.750%, 11/06/19	EUR	100	112,178

VA Global Bond Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Merck & Co., Inc.
1.125%, 10/15/21	EUR	1,750	$1,992,802
Oracle Corp.
2.250%, 01/10/21	EUR	750	860,629
1.900%, 09/15/21		3,500	3,474,767
2.500%, 05/15/22		2,250	2,264,337
Pfizer, Inc.
2.200%, 12/15/21		2,000	2,001,442
0.250%, 03/06/22	EUR	1,550	1,738,322
Procter & Gamble Co. (The)
4.125%, 12/07/20	EUR	500	586,191
2.150%, 08/11/22		1,474	1,479,896
2.000%, 08/16/22	EUR	100	118,312
Shell International Finance BV
1.000%, 04/06/22	EUR	1,600	1,834,149
Toyota Motor Credit Corp.
# 2.750%, 05/17/21		1,167	1,179,367
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
0.750%, 07/21/22	EUR	100	$113,744
2.375%, 02/01/23	EUR	43	51,864
Walmart, Inc.
1.900%, 04/08/22	EUR	500	583,871
TOTAL UNITED STATES			31,084,615
TOTAL BONDS			373,449,669

		Shares
SECURITIES LENDING COLLATERAL — (0.1%)
@§	DFA Short Term Investment Fund	27,051	313,005
TOTAL INVESTMENTS — (100.0%)
(Cost $384,082,223)^^			$373,762,674

As of July 31, 2019, VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	446,979	GBP	358,944	State Street Bank and Trust	08/05/19	$10,405
USD	31,791,827	GBP	25,147,532	Citibank, N.A.	08/05/19	1,205,611
USD	1,574,841	DKK	10,447,486	State Street Bank and Trust	08/07/19	25,452
USD	9,253,291	DKK	60,981,328	Barclays Capital	08/07/19	209,604
USD	137,539	CAD	180,660	State Street Bank and Trust	08/08/19	635
USD	1,036,275	CAD	1,350,164	Royal Bank of Scotland	08/08/19	13,129
USD	1,214,134	CAD	1,597,526	State Street Bank and Trust	08/08/19	3,538
USD	1,501,850	CAD	1,978,084	State Street Bank and Trust	08/08/19	2,869
USD	66,651,628	CAD	87,032,963	Royal Bank of Scotland	08/08/19	698,579
USD	100,606,541	EUR	89,124,293	JP Morgan	08/08/19	1,898,549
USD	477,415	EUR	430,250	Bank of America Corp.	08/14/19	672
USD	74,136,768	EUR	65,720,426	JP Morgan	08/14/19	1,314,609
USD	19,024,372	SEK	177,722,371	State Street Bank and Trust	08/16/19	609,648
USD	21,714,686	NOK	186,133,705	State Street Bank and Trust	08/22/19	686,224
USD	21,378,547	EUR	19,089,894	Citibank, N.A.	10/28/19	98,080
Total Appreciation						$6,777,604
EUR	1,608,195	USD	1,813,737	HSBC Bank	08/08/19	$(32,609)
EUR	121,581	USD	136,572	Citibank, N.A.	08/08/19	(1,918)
GBP	1,163,731	USD	1,452,952	State Street Bank and Trust	08/05/19	(37,539)
Total (Depreciation)						$(72,066)
Total Appreciation (Depreciation)						$6,705,538

VA Global Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$7,684,825	—	$7,684,825
Austria	—	12,569,407	—	12,569,407
Belgium	—	4,091,619	—	4,091,619
Canada	—	79,373,516	—	79,373,516
Denmark	—	16,888,063	—	16,888,063
Finland	—	11,827,026	—	11,827,026
France	—	40,099,914	—	40,099,914
Germany	—	33,753,160	—	33,753,160
Japan	—	9,774,948	—	9,774,948
Luxembourg	—	5,245,137	—	5,245,137
Netherlands	—	20,031,103	—	20,031,103
New Zealand	—	789,825	—	789,825
Norway	—	20,558,980	—	20,558,980
Singapore	—	2,223,447	—	2,223,447
Supranational Organization Obligations	—	44,165,632	—	44,165,632
Sweden	—	26,739,711	—	26,739,711
United Kingdom	—	6,548,741	—	6,548,741
United States	—	31,084,615	—	31,084,615
Securities Lending Collateral	—	313,005	—	313,005
Forward Currency Contracts**	—	6,705,538	—	6,705,538
TOTAL	—	$380,468,212	—	$380,468,212
** Valued at the unrealized appreciation/(depreciation) on the investment.

VIT Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.1%)
Treasury Inflation Protected Security
0.250%, 01/15/25	12,090	$13,060,483
2.375%, 01/15/25	3,015	4,558,162
0.375%, 07/15/25	4,620	5,037,653
0.625%, 01/15/26	13,050	14,396,140
2.000%, 01/15/26	7,440	10,665,333
0.125%, 07/15/26	10,900	11,576,174
0.375%, 01/15/27	15,250	16,294,304
2.375%, 01/15/27	6,625	9,714,555
0.375%, 07/15/27	11,400	12,061,748
0.500%, 01/15/28	5,270	5,566,009
1.750%, 01/15/28	7,630	10,441,945
3.625%, 04/15/28	5,292	10,741,639
2.500%, 01/15/29	8,550	12,264,024
3.875%, 04/15/29	6,940	14,456,031
3.375%, 04/15/32	2,570	5,075,598
TOTAL U.S. TREASURY OBLIGATIONS		155,909,798

	Shares
TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund 2.260%	1,464,518	1,464,518
TOTAL INVESTMENTS — (100.0%)
(Cost $154,665,568)^^		$157,374,316
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$155,909,798	—	$155,909,798
Temporary Cash Investments	$1,464,518	—	—	1,464,518
TOTAL	$1,464,518	$155,909,798	—	$157,374,316

DFA VA Global Moderate Allocation Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	1,861,736	$41,833,200
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	1,725,163	16,768,588
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group Inc.	1,570,092	16,768,588
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	1,275,721	16,188,904
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	610,546	14,927,852
Investment in VA Short-Term Fixed Portfolio of DFA Investment Dimensions Group Inc.	645,217	6,677,992
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	669,042	6,677,040
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	303,080	6,176,771
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group Inc.	114,517	2,980,873
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	60,115	2,360,103
Investment in VA International Value Portfolio of DFA Investment Dimensions Group Inc.	153,746	1,791,138
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $111,555,860)^^		$133,151,049
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$133,151,049	—	—	$133,151,049
TOTAL	$133,151,049	—	—	$133,151,049

U.S. Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.1%)
COMMUNICATION SERVICES — (7.5%)
	CBS Corp., Class A	700	$36,036
	CBS Corp., Class B	225,988	11,640,642
*	Facebook, Inc., Class A	301,227	58,507,320
	Interpublic Group of Cos., Inc. (The)	169,089	3,875,520
*	Live Nation Entertainment, Inc.	26,999	1,945,548
#	Omnicom Group, Inc.	170,135	13,648,229
	Verizon Communications, Inc.	1,325,940	73,284,704
*	Zayo Group Holdings, Inc.	86,196	2,907,391
TOTAL COMMUNICATION SERVICES			165,845,390
CONSUMER DISCRETIONARY — (18.0%)
*	Amazon.com, Inc.	46,338	86,502,852
	Aptiv P.L.C.	72,147	6,323,685
	Best Buy Co., Inc.	210,885	16,139,029
*	Booking Holdings, Inc.	10,409	19,637,723
*	Bright Horizons Family Solutions, Inc.	1,338	203,470
*	Burlington Stores, Inc.	24,191	4,372,523
	Darden Restaurants, Inc.	49,578	6,026,702
	Dollar General Corp.	6,735	902,625
	Dunkin' Brands Group, Inc.	8,433	675,989
	eBay, Inc.	95,492	3,933,315
*	Garrett Motion, Inc.	10,845	153,674
#	Hanesbrands, Inc.	183,373	2,950,472
	Hasbro, Inc.	3,717	450,352
	Hilton Worldwide Holdings, Inc.	46,233	4,463,796
	Home Depot, Inc. (The)	322,959	69,013,109
*	Kontoor Brands, Inc.	6,309	185,043
	Las Vegas Sands Corp.	88,290	5,336,248
#	Leggett & Platt, Inc.	46,052	1,840,698
	Lowe's Cos., Inc.	198,581	20,136,113
*	Lululemon Athletica, Inc.	16,356	3,125,468
	Marriott International, Inc., Class A	59,484	8,271,845
	McDonald's Corp.	15,927	3,356,137
	NIKE, Inc., Class B	198,856	17,107,582
#	Nordstrom, Inc.	73,050	2,418,685
*	NVR, Inc.	1,490	4,982,769
*	O'Reilly Automotive, Inc.	27,325	10,404,267
#	Polaris Industries, Inc.	26,916	2,548,138
	Pool Corp.	16,700	3,162,479
	Ross Stores, Inc.	67,351	7,141,226
	Service Corp. International	76,015	3,507,332
	Six Flags Entertainment Corp.	1,644	86,852
	Starbucks Corp.	343,683	32,543,343
	TJX Cos., Inc. (The)	283,918	15,490,566
	Tractor Supply Co.	61,121	6,650,576
*	Ulta Salon Cosmetics & Fragrance, Inc.	32,015	11,181,239
	VF Corp.	44,167	3,859,754
	Wyndham Destinations, Inc.	47,661	2,242,927
	Wynn Resorts, Ltd.	46,158	6,003,771
	Yum! Brands, Inc.	12,200	1,372,744
TOTAL CONSUMER DISCRETIONARY			394,705,118

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (8.5%)
	Altria Group, Inc.	569,130	$26,788,949
	Brown-Forman Corp., Class A	15,971	852,213
	Brown-Forman Corp., Class B	95,023	5,208,211
#	Campbell Soup Co.	184,859	7,642,071
	Church & Dwight Co., Inc.	76,735	5,788,888
	Clorox Co. (The)	49,523	8,052,440
	Coca-Cola Co. (The)	369,603	19,452,206
	Costco Wholesale Corp.	88,301	24,338,405
	Estee Lauder Cos., Inc. (The), Class A	20,997	3,867,437
#*	Herbalife Nutrition, Ltd.	68,088	2,792,970
	Hershey Co. (The)	57,200	8,679,528
	Kellogg Co.	89,810	5,228,738
#	Keurig Dr Pepper, Inc.	95,618	2,690,691
	Kimberly-Clark Corp.	67,976	9,220,944
*	Monster Beverage Corp.	6,853	441,813
	PepsiCo, Inc.	392,163	50,122,353
	Sysco Corp.	92,369	6,333,742
TOTAL CONSUMER STAPLES			187,501,599
FINANCIALS — (3.3%)
	American Express Co.	98,177	12,210,273
	Aon P.L.C.	25,320	4,791,810
#*	Credit Acceptance Corp.	3,718	1,777,316
	Eaton Vance Corp.	35,202	1,566,489
#	Erie Indemnity Co., Class A	8,653	1,927,629
#	FactSet Research Systems, Inc.	14,855	4,119,292
	Interactive Brokers Group, Inc., Class A	17,123	877,725
	Lazard, Ltd., Class A	40,060	1,550,723
	LPL Financial Holdings, Inc.	43,359	3,636,519
	MarketAxess Holdings, Inc.	7,981	2,689,916
	Marsh & McLennan Cos., Inc.	96,020	9,486,776
	Moody's Corp.	25,192	5,399,653
	MSCI, Inc.	40,997	9,316,158
	S&P Global, Inc.	53,669	13,146,222
TOTAL FINANCIALS			72,496,501
HEALTH CARE — (12.5%)
	AbbVie, Inc.	397,183	26,460,331
*	Align Technology, Inc.	3,902	815,830
	AmerisourceBergen Corp.	79,851	6,959,015
	Amgen, Inc.	212,317	39,614,106
*	Biogen, Inc.	11,339	2,696,641
	Bristol-Myers Squibb Co.	173,329	7,697,541
*	Celgene Corp.	153,887	14,136,060
*	Edwards Lifesciences Corp.	17,687	3,764,678
	Eli Lilly & Co.	167,231	18,219,817
	Encompass Health Corp.	34,371	2,194,245
*	Exelixis, Inc.	36,002	765,762
	Gilead Sciences, Inc.	250,702	16,425,995
*	IDEXX Laboratories, Inc.	30,716	8,663,448
	Johnson & Johnson	512,655	66,757,934
	Merck & Co., Inc.	398,103	33,038,568
*	Mettler-Toledo International, Inc.	11,185	8,464,249
*	Molina Healthcare, Inc.	11,506	1,527,767
*	Regeneron Pharmaceuticals, Inc.	1,958	596,720
	ResMed, Inc.	9,887	1,272,457
	Stryker Corp.	10,672	2,238,772
*	Varian Medical Systems, Inc.	8,548	1,003,279

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Waters Corp.	3,456	$727,695
	Zoetis, Inc.	98,882	11,360,553
TOTAL HEALTH CARE			275,401,463
INDUSTRIALS — (17.3%)
	3M Co.	154,326	26,963,839
	Allegion P.L.C.	34,897	3,613,235
	Allison Transmission Holdings, Inc.	75,770	3,481,632
#	American Airlines Group, Inc.	243,965	7,443,372
	Boeing Co. (The)	140,093	47,796,930
#	BWX Technologies, Inc.	7,871	424,326
	Caterpillar, Inc.	164,921	21,715,148
#	CH Robinson Worldwide, Inc.	74,267	6,218,376
	Cintas Corp.	23,873	6,217,484
*	Copart, Inc.	69,303	5,373,062
	CSX Corp.	29,430	2,071,872
	Deere & Co.	58,254	9,649,775
	Donaldson Co., Inc.	39,208	1,958,440
	Dover Corp.	2,219	214,910
	Emerson Electric Co.	109,897	7,130,117
	Expeditors International of Washington, Inc.	49,897	3,809,636
#	Fastenal Co.	238,536	7,346,909
	General Dynamics Corp.	39,564	7,356,530
	Graco, Inc.	26,482	1,273,255
*	HD Supply Holdings, Inc.	52,387	2,122,197
#	HEICO Corp.	7,983	1,091,675
	HEICO Corp., Class A	338	35,622
	Honeywell International, Inc.	119,434	20,597,588
	Hubbell, Inc.	6,680	867,598
	Huntington Ingalls Industries, Inc.	22,157	5,058,443
*	IAA Inc.	35,354	1,652,800
	Illinois Tool Works, Inc.	61,099	9,423,299
	JB Hunt Transport Services, Inc.	58,126	5,950,359
	KAR Auction Services, Inc.	35,354	945,366
	L3Harris Technologies, Inc.	47,686	9,899,614
	Lennox International, Inc.	15,817	4,056,744
	Lincoln Electric Holdings, Inc.	18,914	1,598,611
	Lockheed Martin Corp.	62,391	22,596,148
	Masco Corp.	101,751	4,148,388
	Nordson Corp.	16,965	2,403,262
	Northrop Grumman Corp.	30,714	10,613,837
	Old Dominion Freight Line, Inc.	11,318	1,889,880
	Raytheon Co.	37,281	6,795,953
	Robert Half International, Inc.	47,308	2,857,876
	Rockwell Automation, Inc.	48,305	7,766,478
#	Rollins, Inc.	58,104	1,948,227
	Spirit AeroSystems Holdings, Inc., Class A	48,089	3,695,159
	Toro Co. (The)	31,222	2,273,586
	TransUnion	28,265	2,340,059
	Union Pacific Corp.	146,748	26,407,303
	United Parcel Service, Inc., Class B	172,462	20,604,035
	Verisk Analytics, Inc.	34,309	5,205,361
*	WABCO Holdings, Inc.	17,367	2,299,564
	Waste Management, Inc.	122,177	14,294,709
	WW Grainger, Inc.	28,909	8,413,386
TOTAL INDUSTRIALS			379,911,975

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (28.9%)
	Accenture P.L.C., Class A	157,184	$30,270,495
*	Adobe, Inc.	2,488	743,564
#*	Advanced Micro Devices, Inc.	101,801	3,099,840
	Alliance Data Systems Corp.	20,992	3,294,065
	Amphenol Corp., Class A	46,782	4,365,696
	Apple, Inc.	457,023	97,364,180
	Applied Materials, Inc.	267,546	13,208,746
	Automatic Data Processing, Inc.	103,500	17,234,820
	Booz Allen Hamilton Holding Corp.	52,858	3,633,987
	Broadcom, Inc.	3,900	1,130,961
	Broadridge Financial Solutions, Inc.	47,631	6,054,853
*	Cadence Design Systems, Inc.	59,936	4,429,870
	CDK Global, Inc.	54,686	2,836,563
	CDW Corp.	96,150	11,361,084
	Cisco Systems, Inc.	212,138	11,752,445
	Citrix Systems, Inc.	61,695	5,814,137
*	F5 Networks, Inc.	21,073	3,091,831
*	Fair Isaac Corp.	2,315	804,277
#*	Fiserv, Inc.	83,007	8,751,428
*	FleetCor Technologies, Inc.	12,120	3,444,140
	International Business Machines Corp.	333,334	49,413,432
	Intuit, Inc.	53,565	14,854,110
	Jack Henry & Associates, Inc.	22,260	3,109,722
	KLA Corp.	72,485	9,881,155
	Lam Research Corp.	500	104,305
	Mastercard, Inc., Class A	258,540	70,392,686
	Maxim Integrated Products, Inc.	92,494	5,474,720
	Microsoft Corp.	687,697	93,712,334
	NetApp, Inc.	116,979	6,842,102
	NVIDIA Corp.	18,747	3,162,994
	Oracle Corp.	502,701	28,302,066
	Paychex, Inc.	62,724	5,209,228
#*	Paycom Software, Inc.	12,464	3,000,708
	QUALCOMM, Inc.	284,087	20,783,805
	Sabre Corp.	119,882	2,818,426
	Seagate Technology P.L.C.	182,925	8,471,257
	Texas Instruments, Inc.	199,756	24,971,497
	Total System Services, Inc.	56,267	7,636,557
#	Ubiquiti Networks, Inc.	12,800	1,647,744
#	Visa, Inc., Class A	174,054	30,981,612
#	Western Union Co. (The)	223,401	4,691,421
	Xilinx, Inc.	19,137	2,185,637
*	Zebra Technologies Corp., Class A	22,471	4,738,909
TOTAL INFORMATION TECHNOLOGY			635,073,409
MATERIALS — (2.1%)
	Avery Dennison Corp.	45,525	5,229,457
*	Axalta Coating Systems, Ltd.	67,727	2,006,751
	Ball Corp.	29,684	2,121,812
*	Berry Global Group, Inc.	63,348	2,853,827
	Celanese Corp.	27,982	3,138,741
	Chemours Co. (The)	42,031	801,531
*	Crown Holdings, Inc.	51,374	3,288,450
	Ecolab, Inc.	28,738	5,797,317
#	NewMarket Corp.	3,727	1,571,340
	Packaging Corp. of America	6,639	670,340
	PPG Industries, Inc.	49,802	5,846,257
	Sealed Air Corp.	72,492	3,029,441
	Sherwin-Williams Co. (The)	15,249	7,823,347

U.S. Large Cap Growth Portfolio
CONTINUED
	Shares	Value†
MATERIALS — (Continued)
Southern Copper Corp.	16,394	$586,741
# WR Grace & Co.	18,777	1,273,268
TOTAL MATERIALS		46,038,620
TOTAL COMMON STOCKS		2,156,974,075

TEMPORARY CASH INVESTMENTS — (0.0%)
	State Street Institutional U.S. Government Money Market Fund 2.260%	688,270	688,270
SECURITIES LENDING COLLATERAL — (1.9%)
@§	DFA Short Term Investment Fund	3,635,152	42,062,348
TOTAL INVESTMENTS — (100.0%)
(Cost $1,529,576,378)^^			$2,199,724,693
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$165,845,390	—	—	$165,845,390
Consumer Discretionary	394,705,118	—	—	394,705,118
Consumer Staples	187,501,599	—	—	187,501,599
Financials	72,496,501	—	—	72,496,501
Health Care	275,401,463	—	—	275,401,463
Industrials	379,911,975	—	—	379,911,975
Information Technology	635,073,409	—	—	635,073,409
Materials	46,038,620	—	—	46,038,620
Temporary Cash Investments	688,270	—	—	688,270
Securities Lending Collateral	—	$42,062,348	—	42,062,348
TOTAL	$2,157,662,345	$42,062,348	—	$2,199,724,693

U.S. Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

		Shares	Value†
COMMON STOCKS — (88.0%)
COMMUNICATION SERVICES — (3.0%)
#*	AMC Networks, Inc., Class A	34,682	$1,851,325
*	Boingo Wireless, Inc.	40,010	600,950
	Cable One, Inc.	157	191,038
*	Central European Media Enterprises, Ltd., Class A	38,052	178,844
#	Cinemark Holdings, Inc.	47,833	1,909,493
	Cogent Communications Holdings, Inc.	7,753	488,517
*	GCI Liberty, Inc., Class A	7,476	446,541
*	IDT Corp., Class B	26,129	265,471
*	IMAX Corp.	50,213	1,102,175
	John Wiley & Sons, Inc., Class A	30,420	1,384,414
*	Liberty Media Corp.-Liberty Braves, Class A	7,019	202,849
*	Liberty Media Corp.-Liberty Braves, Class C	21,263	611,736
*	Liberty TripAdvisor Holdings, Inc., Class A	64,087	740,205
#*	McClatchy Co. (The), Class A	2,700	5,967
#	Meredith Corp.	12,752	699,575
	Nexstar Media Group, Inc., Class A	16,455	1,674,625
*	ORBCOMM, Inc.	44,025	257,986
#*	QuinStreet, Inc.	38,688	630,228
*	Rosetta Stone, Inc.	16,736	384,259
	Shenandoah Telecommunications Co.	46,373	1,825,241
	Sinclair Broadcast Group, Inc., Class A	1,900	95,475
*	TechTarget, Inc.	25,753	592,834
	TEGNA, Inc.	63,566	965,568
#*	Travelzoo	11,851	149,086
*	Vonage Holdings Corp.	170,655	2,116,122
#*	Yelp, Inc.	52,354	1,835,008
TOTAL COMMUNICATION SERVICES			21,205,532
CONSUMER DISCRETIONARY — (14.9%)
*	1-800-Flowers.com, Inc., Class A	30,208	591,473
	American Eagle Outfitters, Inc.	100,147	1,771,600
*	Asbury Automotive Group, Inc.	17,239	1,587,367
#	BJ's Restaurants, Inc.	19,137	759,739
	Bloomin' Brands, Inc.	84,186	1,433,688
#*	Boot Barn Holdings, Inc.	21,622	676,552
	Brunswick Corp.	33,724	1,657,872
	Callaway Golf Co.	71,315	1,307,917
#	Camping World Holdings, Inc., Class A	11,326	132,854
*	Career Education Corp.	63,218	1,198,613
#	Carter's, Inc.	29,336	2,728,835
*	Cavco Industries, Inc.	8,870	1,573,094
#	Cheesecake Factory, Inc. (The)	31,709	1,366,024
#	Children's Place, Inc. (The)	17,021	1,662,441
#	Churchill Downs, Inc.	25,636	3,067,347
	Collectors Universe, Inc.	8,566	203,100
	Core-Mark Holding Co., Inc.	39,361	1,473,282
#	Cracker Barrel Old Country Store, Inc.	17,604	3,057,991
*	Crocs, Inc.	67,282	1,537,394
#	Dave & Buster's Entertainment, Inc.	34,648	1,408,441
*	Deckers Outdoor Corp.	19,962	3,119,661
	Delphi Technologies P.L.C.	62,519	1,171,606
*	Denny's Corp.	885	19,992
#	Dine Brands Global, Inc.	12,931	1,061,506
#*	Dorman Products, Inc.	20,206	1,452,407

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Duluth Holdings, Inc., Class B	16,116	$195,809
	Educational Development Corp.	2,000	13,300
#*	Eldorado Resorts, Inc.	46,527	2,099,298
	Extended Stay America, Inc.	117,746	1,968,713
#*	Floor & Decor Holdings, Inc., Class A	66,452	2,601,596
#*	Fox Factory Holding Corp.	34,239	2,741,859
*	frontdoor, Inc.	18,500	844,340
*	Gentherm, Inc.	25,235	1,032,364
*	Groupon, Inc.	436,458	1,374,843
#*	Habit Restaurants, Inc. (The), Class A	10,654	106,540
	Hamilton Beach Brands Holding Co., Class A	8,800	144,408
*	Helen of Troy, Ltd.	17,004	2,521,353
*	Hilton Grand Vacations, Inc.	64,762	2,117,717
#*	Installed Building Products, Inc.	29,390	1,565,899
#*	iRobot Corp.	19,687	1,439,120
	Jack in the Box, Inc.	9,642	692,585
	Johnson Outdoors, Inc., Class A	6,563	446,218
	La-Z-Boy, Inc.	25,257	833,228
#	LCI Industries	18,444	1,690,024
#*	LGI Homes, Inc.	11,032	775,439
*	Lindblad Expeditions Holdings, Inc.	35,078	660,519
*	Malibu Boats, Inc., Class A	17,492	527,034
	Marine Products Corp.	19,533	313,700
*	MasterCraft Boat Holdings, Inc.	17,343	287,894
#	Monro, Inc.	27,457	2,312,154
*	Murphy USA, Inc.	21,585	1,907,251
	Nathan's Famous, Inc.	430	30,362
#*	National Vision Holdings, Inc.	48,059	1,518,184
#*	Noodles & Co.	3,878	28,736
#	Oxford Industries, Inc.	14,802	1,083,358
#	Papa John's International, Inc.	21,140	939,039
#	PetMed Express, Inc.	16,552	287,508
*	PlayAGS, Inc.	10,210	191,540
#	Red Rock Resorts, Inc., Class A	46,369	966,330
#*	RH	16,616	2,316,270
	Ruth's Hospitality Group, Inc.	28,302	630,286
#*	SeaWorld Entertainment, Inc.	67,589	2,066,196
#*	Shake Shack, Inc., Class A	22,067	1,647,522
*	Shutterfly, Inc.	11,365	576,092
	Shutterstock, Inc.	29,511	1,132,337
*	Skyline Champion Corp.	36,905	1,051,793
#*	Sleep Number Corp.	35,744	1,757,532
#*	Sonos, Inc.	18,408	199,727
#*	Sotheby's	33,490	1,999,688
#*	Sportsman's Warehouse Holdings, Inc.	28,414	127,579
	Standard Motor Products, Inc.	15,152	697,144
	Steven Madden, Ltd.	53,196	1,835,794
*	Stoneridge, Inc.	24,661	803,209
	Strategic Education, Inc.	6,879	1,224,393
#	Tailored Brands, Inc.	45,259	220,411
*	Tempur Sealy International, Inc.	38,024	3,050,285
	Texas Roadhouse, Inc.	42,904	2,369,588
*	TopBuild Corp.	11,399	924,801
	Tupperware Brands Corp.	35,905	549,706
#	Twin River Worldwide Holding, Inc.	10,515	277,491
#*	Visteon Corp.	21,328	1,405,089
	Wendy's Co. (The)	171,167	3,113,528
#	Williams-Sonoma, Inc.	21,433	1,429,152
	Winmark Corp.	1,577	266,529

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Wolverine World Wide, Inc.	63,634	$1,727,663
TOTAL CONSUMER DISCRETIONARY			105,678,863
CONSUMER STAPLES — (5.1%)
#*	Boston Beer Co., Inc. (The), Class A	6,710	2,632,467
#	Calavo Growers, Inc.	16,140	1,427,422
#	Cal-Maine Foods, Inc.	3,251	129,292
	Casey's General Stores, Inc.	4,876	789,473
#*	Chefs' Warehouse, Inc. (The)	22,488	820,137
	Coca-Cola Consolidated, Inc.	5,267	1,546,023
*	elf Beauty Inc.	23,205	384,971
#	Energizer Holdings, Inc.	51,585	2,170,697
	Flowers Foods, Inc.	116,931	2,771,265
	Inter Parfums, Inc.	27,260	1,888,573
#	J&J Snack Foods Corp.	10,138	1,884,046
	John B. Sanfilippo & Son, Inc.	7,212	626,795
	Lancaster Colony Corp.	12,606	1,964,267
*	Lifevantage Corp.	1,820	21,112
	Medifast, Inc.	10,946	1,222,121
#	MGP Ingredients, Inc.	16,893	844,481
#	National Beverage Corp.	16,415	714,545
	Nu Skin Enterprises, Inc., Class A	40,138	1,604,717
*	Performance Food Group Co.	61,499	2,696,731
	PriceSmart, Inc.	19,759	1,205,299
	Rocky Mountain Chocolate Factory, Inc.	2,500	22,500
#	Sanderson Farms, Inc.	11,247	1,473,582
*	Simply Good Foods Co. (The)	49,961	1,360,438
*	Sprouts Farmers Market, Inc.	88,641	1,500,692
#	Tootsie Roll Industries, Inc.	5,368	200,548
#	Turning Point Brands, Inc.	14,622	542,915
	United-Guardian, Inc.	2,424	47,462
*	USANA Health Sciences, Inc.	19,354	1,317,040
#	Vector Group, Ltd.	24,904	287,641
#	WD-40 Co.	12,289	2,231,191
TOTAL CONSUMER STAPLES			36,328,443
ENERGY — (1.7%)
*	Apergy Corp.	46,071	1,498,690
#	Arch Coal, Inc., Class A	16,275	1,451,079
*	Cactus, Inc., Class A	32,051	941,338
#	Core Laboratories NV	25,524	1,280,539
	CVR Energy, Inc.	44,532	2,363,313
	DMC Global, Inc.	11,500	600,760
	Evolution Petroleum Corp.	27,422	167,274
*	FTS International, Inc.	14,943	59,324
*	ION Geophysical Corp.	13,494	130,352
#	Kosmos Energy, Ltd.	255,803	1,537,376
#	Liberty Oilfield Services, Inc., Class A	2,510	35,517
#*	Northern Oil and Gas, Inc.	242,881	393,467
*	ProPetro Holding Corp.	68,019	1,233,184
#	Solaris Oilfield Infrastructure, Inc., Class A	19,017	272,133
TOTAL ENERGY			11,964,346
FINANCIALS — (7.2%)
	AMERISAFE, Inc.	18,418	1,198,275
	Artisan Partners Asset Management, Inc., Class A	39,398	1,165,787
#	Bank of Hawaii Corp.	27,553	2,348,893
	Bank of NT Butterfield & Son, Ltd. (The)	37,314	1,172,779

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	BGC Partners, Inc., Class A	105,361	$580,539
*	BrightSphere Investment Group P.L.C.	99,097	1,060,338
#	City Holding Co.	8,233	637,646
#	Cohen & Steers, Inc.	42,525	2,227,034
	Crawford & Co., Class A	7,878	81,380
	Crawford & Co., Class B	15,130	141,768
#*	Curo Group Holdings Corp.	11,241	139,613
	Diamond Hill Investment Group, Inc.	3,048	429,616
*	Donnelley Financial Solutions, Inc.	29,063	396,129
*	eHealth, Inc.	8,585	890,694
*	Enova International, Inc.	20,470	551,666
	Evercore, Inc., Class A	32,697	2,824,040
	Federated Investors, Inc., Class B	78,260	2,719,535
#	First Financial Bankshares, Inc.	72,150	2,362,912
	FirstCash, Inc.	36,431	3,666,416
	Glacier Bancorp, Inc.	41,479	1,738,385
*	Green Dot Corp., Class A	21,628	1,096,323
#	Greenhill & Co., Inc.	14,800	245,680
	Hamilton Lane, Inc., Class A	18,924	1,110,839
#*	Health Insurance Innovations, Inc., Class A	747	16,426
	Houlihan Lokey, Inc.	21,077	969,542
#	Interactive Brokers Group, Inc., Class A	8,342	427,611
	Kinsale Capital Group, Inc.	17,674	1,588,186
	Lakeland Financial Corp.	20,833	958,110
	Lazard, Ltd., Class A	37,141	1,437,728
#*	LendingTree, Inc.	5,922	1,910,082
	Moelis & Co., Class A	33,856	1,233,713
*	NMI Holdings, Inc., Class A	43,908	1,092,431
	Primerica, Inc.	23,372	2,867,511
	Pzena Investment Management, Inc., Class A	14,278	116,223
#	RLI Corp.	29,710	2,677,762
	Selective Insurance Group, Inc.	19,063	1,433,538
	ServisFirst Bancshares, Inc.	38,854	1,323,367
	Silvercrest Asset Management Group, Inc., Class A	5,400	77,382
	Stock Yards Bancorp, Inc.	13,882	530,986
#	Virtu Financial, Inc., Class A	48,603	1,053,713
#	Westamerica Bancorporation	19,089	1,223,605
#	WisdomTree Investments, Inc.	137,933	855,185
*	World Acceptance Corp.	5,091	645,182
TOTAL FINANCIALS			51,224,570
HEALTH CARE — (10.7%)
*	Accuray, Inc.	69,148	286,273
*	Addus HomeCare Corp.	11,095	894,146
*	Amedisys, Inc.	26,239	3,618,096
*	AMN Healthcare Services, Inc.	39,555	2,111,446
*	Amphastar Pharmaceuticals, Inc.	32,500	654,875
*	ANI Pharmaceuticals, Inc.	9,723	822,469
*	Anika Therapeutics, Inc.	2,500	137,725
*	Arena Pharmaceuticals, Inc.	2,910	182,399
	Atrion Corp.	1,695	1,304,302
*	BioSpecifics Technologies Corp.	5,544	322,106
*	BioTelemetry, Inc.	29,420	1,381,269
*	Cambrex Corp.	27,761	1,215,932
#	Cantel Medical Corp.	25,876	2,387,837
*	Capital Senior Living Corp.	24,250	129,495
#*	Champions Oncology, Inc.	1,690	10,934
	Chemed Corp.	3,830	1,552,644
#*	Collegium Pharmaceutical, Inc.	18,197	199,621

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	CONMED Corp.	26,539	$2,318,182
#*	Corcept Therapeutics, Inc.	97,131	1,093,695
*	CorVel Corp.	16,378	1,395,406
*	CryoLife, Inc.	27,633	796,383
#*	Eagle Pharmaceuticals, Inc.	13,585	745,273
*	Emergent BioSolutions, Inc.	29,902	1,319,874
*	Enanta Pharmaceuticals, Inc.	15,737	1,180,590
	Ensign Group, Inc. (The)	44,747	2,696,454
*	Globus Medical, Inc., Class A	14,063	640,992
*	HealthStream, Inc.	25,588	722,605
#*	Heska Corp.	6,218	498,310
*	HMS Holdings Corp.	71,218	2,485,508
*	Horizon Therapeutics P.L.C.	64,636	1,608,790
*	Innoviva, Inc.	77,480	920,462
*	Inogen, Inc.	9,930	610,695
#*	Inovalon Holdings, Inc., Class A	7,441	111,615
*	Integer Holdings Corp.	13,398	1,172,727
*	Integra LifeSciences Holdings Corp.	20,280	1,285,549
*	iRadimed Corp.	1,300	31,044
#*	Joint Corp. (The)	456	8,427
*	Lantheus Holdings, Inc.	33,547	758,833
#	LeMaitre Vascular, Inc.	17,777	588,241
*	LHC Group, Inc.	21,528	2,725,014
#*	Ligand Pharmaceuticals, Inc.	10,555	965,888
	Luminex Corp.	33,704	732,388
*	Medpace Holdings, Inc.	26,695	2,102,498
	Meridian Bioscience, Inc.	37,815	451,889
*	Merit Medical Systems, Inc.	37,617	1,484,367
#	Mesa Laboratories, Inc.	3,356	844,638
	National Research Corp.	20,581	1,387,571
#*	NeoGenomics, Inc.	58,566	1,427,253
*	NextGen Healthcare, Inc.	53,141	869,387
*	NuVasive, Inc.	31,691	2,110,621
*	Omnicell, Inc.	35,241	2,650,476
*	Orthofix Medical, Inc.	16,104	860,759
#*	PetIQ, Inc.	9,472	324,321
	Phibro Animal Health Corp., Class A	18,177	565,850
*	Premier, Inc., Class A	5,633	218,279
*	Providence Service Corp. (The)	11,333	631,701
	Psychemedics Corp.	5,287	47,636
*	Quidel Corp.	27,128	1,601,366
#*	R1 RCM, Inc.	71,316	897,155
*	RadNet, Inc.	42,589	627,336
#*	REGENXBIO, Inc.	21,873	971,380
*	Repligen Corp.	20,897	1,972,468
*	Select Medical Holdings Corp.	102,951	1,723,400
#*	SIGA Technologies, Inc.	9,230	51,688
	Simulations Plus, Inc.	14,330	556,291
#*	Supernus Pharmaceuticals, Inc.	41,410	1,381,852
#*	Tenet Healthcare Corp.	55,972	1,319,260
	US Physical Therapy, Inc.	11,256	1,452,924
#	Utah Medical Products, Inc.	3,164	287,892
#*	Vanda Pharmaceuticals, Inc.	19,180	238,791
*	Varex Imaging Corp.	26,464	841,291
#*	Wright Medical Group NV	56,136	1,620,085
#*	Xencor, Inc.	4,600	202,492
TOTAL HEALTH CARE			76,347,431

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (23.1%)
#	AAON, Inc.	47,553	$2,415,692
	Actuant Corp., Class A	23,196	531,188
*	Advanced Disposal Services, Inc.	8,994	291,136
	Advanced Drainage Systems, Inc.	48,581	1,599,772
#*	Aerojet Rocketdyne Holdings, Inc.	63,214	2,700,502
#*	Aerovironment, Inc.	20,380	1,117,843
*	Air Transport Services Group, Inc.	53,252	1,241,304
	Alamo Group, Inc.	9,392	919,383
	Albany International Corp., Class A	25,391	2,183,372
	Allegiant Travel Co.	12,520	1,876,122
	Allied Motion Technologies, Inc.	8,223	325,960
	Applied Industrial Technologies, Inc.	23,028	1,401,024
	Armstrong World Industries, Inc.	35,939	3,511,600
*	ASGN, Inc.	32,158	2,027,562
*	Astronics Corp.	19,751	727,627
#*	Astronics Corp., Class B	4,890	182,299
*	Atkore International Group, Inc.	44,980	1,227,504
*	Avis Budget Group, Inc.	58,248	2,119,645
#*	Axon Enterprise, Inc.	19,987	1,403,487
	Barnes Group, Inc.	27,246	1,417,882
	Barrett Business Services, Inc.	6,441	563,588
	BG Staffing, Inc.	5,921	98,407
	Brady Corp., Class A	32,340	1,672,948
	Brink's Co. (The)	38,450	3,466,652
*	Builders FirstSource, Inc.	93,710	1,609,938
*	Casella Waste Systems, Inc., Class A	34,144	1,488,678
*	Chart Industries, Inc.	24,210	1,828,581
#*	Cimpress NV	21,398	2,063,837
*	Clean Harbors, Inc.	34,941	2,718,759
	Comfort Systems USA, Inc.	31,989	1,343,538
*	Construction Partners, Inc., Class A	1,700	26,571
*	Continental Building Products, Inc.	31,414	772,156
	Covanta Holding Corp.	117,491	2,023,195
	CSW Industrials, Inc.	11,903	840,471
	Deluxe Corp.	120	5,354
	Douglas Dynamics, Inc.	19,783	813,081
	EMCOR Group, Inc.	5,800	489,462
	EnerSys	25,623	1,745,183
	ESCO Technologies, Inc.	5,714	477,462
#*	Evoqua Water Technologies Corp.	62,440	887,897
	Exponent, Inc.	43,404	2,986,195
	Federal Signal Corp.	54,040	1,683,346
	Forrester Research, Inc.	15,783	747,009
	Forward Air Corp.	24,961	1,572,543
*	Franklin Covey Co.	7,246	264,479
	Franklin Electric Co., Inc.	33,375	1,563,953
*	FTI Consulting, Inc.	11,600	1,211,620
*	Generac Holdings, Inc.	47,535	3,436,780
	Gorman-Rupp Co. (The)	18,682	620,616
*	Great Lakes Dredge & Dock Corp.	7,600	81,548
	H&E Equipment Services, Inc.	33,873	1,036,853
*	Harsco Corp.	73,510	1,724,545
#	Healthcare Services Group, Inc.	48,594	1,161,883
	Heartland Express, Inc.	70,475	1,398,224
	Heidrick & Struggles International, Inc.	12,956	384,793
	Helios Technologies, Inc.	25,573	1,200,908
*	Heritage-Crystal Clean, Inc.	6,890	193,265
	Herman Miller, Inc.	50,185	2,275,388
	Hillenbrand, Inc.	37,893	1,276,615

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	HNI Corp.	36,722	$1,257,361
*	Huron Consulting Group, Inc.	2,900	176,813
	Insperity, Inc.	27,684	2,944,193
	Interface, Inc.	52,864	732,695
*	JELD-WEN Holding, Inc.	53,660	1,175,691
	John Bean Technologies Corp.	22,394	2,657,272
	Kadant, Inc.	9,300	869,178
	Kaman Corp.	24,128	1,529,715
	Kennametal, Inc.	48,572	1,679,620
	Kforce, Inc.	23,859	813,353
	Kimball International, Inc., Class B	31,129	539,777
	Knoll, Inc.	40,673	986,320
*	Kratos Defense & Security Solutions, Inc.	18,382	453,116
	Landstar System, Inc.	30,625	3,407,644
*	Lawson Products, Inc.	3,365	140,893
#	Lindsay Corp.	8,804	803,101
*	Masonite International Corp.	270	14,391
#*	MasTec, Inc.	43,331	2,223,747
	Matson, Inc.	35,531	1,453,573
	McGrath RentCorp	20,905	1,423,840
*	Mercury Systems, Inc.	28,219	2,300,413
*	Meritor, Inc.	79,744	1,972,069
	Moog, Inc., Class A	4,589	373,820
#	MSA Safety, Inc.	25,272	2,662,405
	MSC Industrial Direct Co., Inc., Class A	15,084	1,071,718
	Mueller Industries, Inc.	41,766	1,260,916
	Mueller Water Products, Inc., Class A	132,517	1,347,698
#	National Presto Industries, Inc.	2,105	193,597
*	NV5 Global, Inc.	9,433	749,641
#	Omega Flex, Inc.	7,995	608,100
*	PAM Transportation Services, Inc.	315	18,399
	Park Aerospace Corp.	14,818	269,539
*	Patrick Industries, Inc.	21,276	975,930
*	PGT Innovations, Inc.	45,539	734,089
#	Pitney Bowes, Inc.	162,270	657,194
*	Proto Labs, Inc.	12,831	1,335,707
*	Radiant Logistics, Inc.	10,500	57,645
	Raven Industries, Inc.	34,737	1,258,869
*	RBC Bearings, Inc.	15,681	2,551,142
*	Rexnord Corp.	41,472	1,214,715
*	Saia, Inc.	21,405	1,633,202
	Simpson Manufacturing Co., Inc.	29,763	1,838,163
#*	SiteOne Landscape Supply, Inc.	30,188	2,229,988
*	SP Plus Corp.	16,218	560,008
*	SPX Corp.	37,857	1,321,209
	Standex International Corp.	5,552	390,694
	Steelcase, Inc., Class A	56,805	960,573
*	Sterling Construction Co., Inc.	20,237	253,367
	Systemax, Inc.	35,656	773,735
	Tennant Co.	14,857	1,130,766
	Terex Corp.	44,901	1,367,235
	Tetra Tech, Inc.	36,575	2,896,740
*	Thermon Group Holdings, Inc.	11,563	293,006
	Timken Co. (The)	35,990	1,645,103
#*	TPI Composites, Inc.	27,892	713,198
*	Transcat, Inc.	7,200	171,504
#*	Trex Co., Inc.	45,088	3,685,944
*	TriMas Corp.	9,673	290,093
*	TriNet Group, Inc.	53,003	3,897,841

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Univar, Inc.	83,954	$1,857,062
	Universal Logistics Holdings, Inc.	18,905	372,239
	US Ecology, Inc.	18,141	1,154,312
	Valmont Industries, Inc.	13,422	1,846,867
	Viad Corp.	17,741	1,226,613
*	Vicor Corp.	11,399	336,954
*	WageWorks, Inc.	27,585	1,411,524
	Watts Water Technologies, Inc., Class A	16,721	1,552,210
#*	Welbilt, Inc.	111,174	1,825,477
#*	Willdan Group, Inc.	7,915	276,867
*	WillScot Corp.	23,975	381,682
TOTAL INDUSTRIALS			164,167,300
INFORMATION TECHNOLOGY — (15.5%)
*	Acacia Communications, Inc.	791	53,131
*	ACI Worldwide, Inc.	85,196	2,859,178
*	Advanced Energy Industries, Inc.	27,497	1,605,825
*	Agilysys, Inc.	13,160	322,815
#*	Alarm.com Holdings, Inc.	41,106	2,051,600
#*	Ambarella, Inc.	20,128	1,005,394
	American Software, Inc., Class A	23,428	312,061
#*	Appfolio, Inc., Class A	15,117	1,459,546
	Badger Meter, Inc.	25,263	1,351,318
	Blackbaud, Inc.	29,316	2,667,756
	Brooks Automation, Inc.	63,603	2,467,796
	Cabot Microelectronics Corp.	23,207	2,823,132
#*	Carbonite, Inc.	26,349	472,438
*	Cardtronics P.L.C., Class A	41,434	1,180,040
#*	Casa Systems, Inc.	43,928	289,486
	Cass Information Systems, Inc.	12,019	611,887
*	Cision, Ltd.	104,491	1,085,661
*	Clearfield, Inc.	2,337	30,965
#*	Coherent, Inc.	11,329	1,573,032
*	Control4 Corp.	17,898	427,941
*	CoreLogic, Inc.	49,921	2,274,900
	CSG Systems International, Inc.	33,846	1,734,269
	CTS Corp.	29,855	941,030
#*	Eastman Kodak Co.	24,798	60,011
#	Ebix, Inc.	19,603	902,326
*	Endurance International Group Holdings, Inc.	124,885	591,955
	Entegris, Inc.	66,815	2,907,121
*	ePlus, Inc.	12,212	926,891
	EVERTEC, Inc.	64,564	2,067,339
*	ExlService Holdings, Inc.	29,891	2,056,202
*	Extreme Networks, Inc.	76,380	621,733
*	Fabrinet	27,187	1,459,398
*	FARO Technologies, Inc.	7,009	374,211
*	FormFactor, Inc.	54,698	917,832
	GlobalSCAPE, Inc.	14,606	203,754
*	Globant SA	20,285	2,150,210
#*	GTT Communications, Inc.	25,315	306,312
	Hackett Group, Inc. (The)	26,753	439,284
*	Harmonic, Inc.	78,103	583,429
*	Ichor Holdings, Ltd.	8,420	212,268
*	IEC Electronics Corp.	1,200	7,200
#*	II-VI, Inc.	31,166	1,237,290
#*	Immersion Corp.	22,673	182,291
	InterDigital, Inc.	20,429	1,316,240
#*	Internap Corp.	16,925	50,437

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Itron, Inc.	26,446	$1,639,652
#	j2 Global, Inc.	30,589	2,725,174
*	Lattice Semiconductor Corp.	72,654	1,405,128
	Littelfuse, Inc.	8,170	1,380,403
*	LiveRamp Holdings, Inc.	24,009	1,265,034
#*	Lumentum Holdings, Inc.	37,855	2,143,729
*	Manhattan Associates, Inc.	46,367	3,940,731
	MAXIMUS, Inc.	18,264	1,342,587
#*	MaxLinear, Inc.	54,547	1,198,943
	MKS Instruments, Inc.	5,210	443,527
	Monotype Imaging Holdings, Inc.	17,740	354,268
*	Nanometrics, Inc.	20,191	633,594
*	Napco Security Technologies, Inc.	22,504	651,491
#*	NCR Corp.	87,725	2,965,982
	NIC, Inc.	57,748	1,047,549
*	Novanta, Inc.	30,067	2,528,334
	NVE Corp.	4,037	271,367
*	OSI Systems, Inc.	14,875	1,674,330
#*	PAR Technology Corp.	1,586	41,220
#*	Park City Group, Inc.	1,240	6,361
*	Paylocity Holding Corp.	28,430	2,902,419
#	Paysign, Inc.	7,627	107,617
*	Perficient, Inc.	27,817	950,507
	Power Integrations, Inc.	27,849	2,536,208
*	PRGX Global, Inc.	16,734	93,878
	Progress Software Corp.	42,291	1,830,777
*	Qualys, Inc.	13,892	1,202,492
*	Rogers Corp.	9,871	1,566,133
*	Rudolph Technologies, Inc.	12,004	323,148
	Sapiens International Corp. NV	8,334	134,094
	Science Applications International Corp.	29,369	2,507,232
*	Semtech Corp.	38,988	2,061,296
*	Silicon Laboratories, Inc.	26,292	2,950,225
*	SMART Global Holdings, Inc.	10,002	304,461
#*	SolarEdge Technologies, Inc.	32,774	2,137,848
*	SPS Commerce, Inc.	1,715	191,788
	TransAct Technologies, Inc.	5,315	63,567
	TTEC Holdings, Inc.	38,477	1,805,341
#*	Tucows, Inc., Class A	852	41,688
*	Verint Systems, Inc.	26,475	1,532,108
	Versum Materials, Inc.	77,575	4,032,349
*	Viavi Solutions, Inc.	130,683	1,917,120
*	Virtusa Corp.	27,968	1,249,610
*	Vishay Precision Group, Inc.	1,800	73,332
*	Zix Corp.	47,810	435,549
TOTAL INFORMATION TECHNOLOGY			109,785,126
MATERIALS — (5.7%)
#*	AK Steel Holding Corp.	302,202	852,210
	Balchem Corp.	18,843	1,934,045
	Cabot Corp.	37,395	1,672,304
	Chase Corp.	8,846	916,269
	Chemours Co. (The)	86,083	1,641,603
#	Cleveland-Cliffs, Inc.	154,304	1,644,881
#	Compass Minerals International, Inc.	19,617	1,095,609
	Eagle Materials, Inc.	19,364	1,602,952
*	Ferro Corp.	73,726	1,085,984
*	GCP Applied Technologies, Inc.	56,115	1,236,213
	Graphic Packaging Holding Co.	75,225	1,117,843

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	HB Fuller Co.	143	$6,837
*	Ingevity Corp.	29,906	2,946,937
	Innospec, Inc.	3,990	372,586
*	Koppers Holdings, Inc.	17,007	464,291
	Louisiana-Pacific Corp.	34,991	914,665
	Myers Industries, Inc.	32,615	527,385
	Neenah, Inc.	13,844	909,689
	NewMarket Corp.	2,019	851,231
*	OMNOVA Solutions, Inc.	40,005	398,050
	Owens-Illinois, Inc.	104,362	1,771,023
	PolyOne Corp.	61,792	2,024,924
	Quaker Chemical Corp.	9,092	1,703,750
*	Ryerson Holding Corp.	22,882	186,717
#	Scotts Miracle-Gro Co. (The)	36,128	4,052,839
#	Sensient Technologies Corp.	24,477	1,668,597
	Silgan Holdings, Inc.	69,074	2,076,364
	Stepan Co.	17,105	1,695,961
	Trinseo SA	27,759	1,077,327
#*	US Concrete, Inc.	4,484	211,152
	Worthington Industries, Inc.	44,214	1,778,287
TOTAL MATERIALS			40,438,525
REAL ESTATE — (0.5%)
	Jones Lang LaSalle, Inc.	976	142,193
	Kennedy-Wilson Holdings, Inc.	28,775	619,238
*	Marcus & Millichap, Inc.	35,671	1,184,277
	Newmark Group, Inc., Class A	96,353	950,041
	RE/MAX Holdings, Inc., Class A	598	17,390
	RMR Group, Inc. (The), Class A	13,876	683,254
TOTAL REAL ESTATE			3,596,393
UTILITIES — (0.6%)
#	Genie Energy, Ltd., Class B	4,183	46,097
	New Jersey Resources Corp.	54,837	2,734,721
	Ormat Technologies, Inc.	18,417	1,207,234
TOTAL UTILITIES			3,988,052
TOTAL COMMON STOCKS			624,724,581
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	GCI Liberty, Inc.	2,460	65,042
TOTAL INVESTMENT SECURITIES			624,789,623

TEMPORARY CASH INVESTMENTS — (0.1%)
	State Street Institutional U.S. Government Money Market Fund 2.260%	265,530	265,530
SECURITIES LENDING COLLATERAL — (11.9%)
@§	DFA Short Term Investment Fund	7,308,034	84,561,256
TOTAL INVESTMENTS — (100.0%)
(Cost $587,369,822)^^			$709,616,409

U.S. Small Cap Growth Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$21,205,532	—	—	$21,205,532
Consumer Discretionary	105,678,863	—	—	105,678,863
Consumer Staples	36,328,443	—	—	36,328,443
Energy	11,964,346	—	—	11,964,346
Financials	51,224,570	—	—	51,224,570
Health Care	76,347,431	—	—	76,347,431
Industrials	164,167,300	—	—	164,167,300
Information Technology	109,785,126	—	—	109,785,126
Materials	40,438,525	—	—	40,438,525
Real Estate	3,596,393	—	—	3,596,393
Utilities	3,988,052	—	—	3,988,052
Preferred Stocks
Communication Services	65,042	—	—	65,042
Temporary Cash Investments	265,530	—	—	265,530
Securities Lending Collateral	—	$84,561,256	—	84,561,256
TOTAL	$625,055,153	$84,561,256	—	$709,616,409

International Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.3%)
AUSTRALIA — (6.2%)
	Altium, Ltd.	5,203	$129,364
	Aristocrat Leisure, Ltd.	67,048	1,395,206
	Beach Energy, Ltd.	185,859	267,915
	BHP Group, Ltd.	146,880	4,043,703
	BHP Group, Ltd., Sponsored ADR	711	39,055
	Brambles, Ltd.	73,978	661,727
	CIMIC Group, Ltd.	11,442	285,610
	Coca-Cola Amatil, Ltd.	46,963	339,902
	Cochlear, Ltd.	7,509	1,128,225
*	Coles Group, Ltd.	145,987	1,417,413
	Computershare, Ltd.	42,497	457,789
	CSL, Ltd.	26,670	4,161,649
#	Domino's Pizza Enterprises, Ltd.	6,605	173,865
	Evolution Mining, Ltd.	96,290	326,806
	IDP Education, Ltd.	18,410	240,622
	Iluka Resources, Ltd.	31,786	207,399
	James Hardie Industries P.L.C.	34,715	469,517
	Macquarie Group, Ltd.	1,755	153,596
	Magellan Financial Group, Ltd.	15,504	651,108
	Medibank Pvt, Ltd.	137,068	337,897
	Northern Star Resources, Ltd.	71,250	626,958
	Orora, Ltd.	66,670	154,056
	Qantas Airways, Ltd.	144,597	562,915
	Ramsay Health Care, Ltd.	15,662	778,195
	REA Group, Ltd.	6,975	467,842
	Reece, Ltd.	4,541	32,662
	Rio Tinto, Ltd.	19,572	1,309,902
	Telstra Corp., Ltd.	314,887	853,760
	TPG Telecom, Ltd.	33,380	158,847
	Wesfarmers, Ltd.	52,189	1,397,623
	WiseTech Global, Ltd.	1,872	40,252
	Woolworths Group, Ltd.	33,132	807,770
TOTAL AUSTRALIA			24,079,150
AUSTRIA — (0.1%)
	ANDRITZ AG	1,411	50,257
	OMV AG	8,917	446,180
TOTAL AUSTRIA			496,437
BELGIUM — (1.0%)
	Anheuser-Busch InBev SA	27,797	2,794,615
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	1,795	181,259
	Colruyt SA	6,221	324,153
	Proximus SADP	14,200	404,868
	Umicore SA	5,353	167,568
TOTAL BELGIUM			3,872,463
CANADA — (9.0%)
*	Air Canada	9,313	320,430
	Alimentation Couche-Tard, Inc., Class B	22,470	1,377,347
*	B2Gold Corp.	13,601	43,386
#*	Bausch Health Cos., Inc.	47,550	1,139,774
	BCE, Inc.	7,401	334,441
#	BCE, Inc.	2,084	94,009

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	CAE, Inc.	2,400	$64,719
	CAE, Inc.	22,140	596,894
#*	Canada Goose Holdings, Inc.	4,694	219,833
	Canadian National Railway Co.	32,222	3,048,523
	Canadian Pacific Railway, Ltd.	7,120	1,698,761
#	Canadian Tire Corp., Ltd., Class A	7,800	851,688
	CCL Industries, Inc., Class B	13,100	655,099
*	CGI, Inc.	10,382	798,687
*	CGI, Inc.	3,494	268,920
	CI Financial Corp.	31,139	482,728
	Constellation Software, Inc.	2,245	2,135,948
	Dollarama, Inc.	12,000	444,613
#	Empire Co., Ltd., Class A	10,400	275,248
	Finning International, Inc.	16,115	278,636
	FirstService Corp.	2,300	241,362
	George Weston, Ltd.	8,182	647,096
#	Gildan Activewear, Inc.	14,115	555,708
	IGM Financial, Inc.	5,000	138,127
	Inter Pipeline, Ltd.	43,563	733,092
	Keyera Corp.	18,800	478,333
	Kirkland Lake Gold, Ltd.	11,400	471,444
	Kirkland Lake Gold, Ltd.	5,619	232,009
	Loblaw Cos., Ltd.	18,631	966,700
#	Methanex Corp.	8,585	337,476
	Metro, Inc.	2,440	95,428
#	National Bank of Canada	11,100	537,254
	Northland Power, Inc.	13,923	264,999
	Open Text Corp.	28,584	1,218,536
#	Parkland Fuel Corp.	9,764	319,080
	Quebecor, Inc., Class B	19,210	435,202
	Restaurant Brands International, Inc.	10,176	749,437
	Restaurant Brands International, Inc.	3,973	292,810
	Ritchie Bros Auctioneers, Inc.	1,300	46,935
	Rogers Communications, Inc., Class B	18,601	965,206
	Royal Bank of Canada	24,730	1,952,842
	Royal Bank of Canada	28,696	2,264,401
	Saputo, Inc.	15,374	464,319
	Shaw Communications, Inc., Class B	50,373	986,303
#*	Spin Master Corp.	3,300	93,764
	TC Energy Corp.	19,846	971,660
	TFI International, Inc.	7,063	223,428
	Thomson Reuters Corp.	10,296	691,582
	Toromont Industries, Ltd.	9,004	451,633
	Toronto-Dominion Bank (The)	22,600	1,321,102
	Waste Connections, Inc.	2,211	200,627
	Waste Connections, Inc.	1,440	130,613
	WSP Global, Inc.	6,500	366,616
TOTAL CANADA			34,974,808
DENMARK — (1.7%)
	Coloplast A.S., Class B	8,424	983,887
	Novo Nordisk A.S., Class B	115,328	5,537,972
TOTAL DENMARK			6,521,859
FINLAND — (1.0%)
	Elisa Oyj	15,805	742,393
	Kesko Oyj, Class A	1,990	112,028
	Kesko Oyj, Class B	4,598	278,444

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Kone Oyj, Class B	18,894	$1,076,456
	Neste Oyj	23,631	782,099
#	Nokia Oyj	15,073	81,238
	Sampo Oyj, Class A	8,357	347,012
	Wartsila Oyj Abp	24,360	306,052
TOTAL FINLAND			3,725,722
FRANCE — (9.8%)
	Aeroports de Paris	2,481	426,508
	Air Liquide SA	17,623	2,432,614
	Airbus SE	39,128	5,531,168
	Atos SE	1,377	110,726
	BioMerieux	2,137	180,839
	Bureau Veritas SA	39,375	981,115
	Danone SA	25,583	2,218,889
	Dassault Systemes SE	1,571	238,975
#	Eurofins Scientific SE	1,207	516,308
	Getlink SE	13,666	197,327
	Hermes International	2,069	1,453,315
	Ipsen SA	5,867	671,260
	Kering SA	4,962	2,562,929
	Legrand SA	28,726	2,023,501
	L'Oreal SA	335	89,634
	LVMH Moet Hennessy Louis Vuitton SE	14,620	6,038,926
	Safran SA	10,212	1,466,044
	Sartorius Stedim Biotech	2,180	347,414
	SEB SA	3,662	585,745
#	Sodexo SA	15,040	1,726,627
	STMicroelectronics NV	82,378	1,509,735
	STMicroelectronics NV	3,700	67,525
	Teleperformance	6,241	1,307,408
	Thales SA	10,816	1,218,682
*	Ubisoft Entertainment SA	11,608	954,812
	Vinci SA	32,800	3,373,930
*	Worldline SA	550	39,302
TOTAL FRANCE			38,271,258
GERMANY — (7.1%)
	Adidas AG	10,029	3,196,674
	Axel Springer SE	4,771	329,308
	BASF SE	358	23,766
	Beiersdorf AG	3,521	408,041
	Brenntag AG	12,836	626,930
	Deutsche Boerse AG	17,605	2,443,969
	Deutsche Post AG	62,579	2,035,477
	Deutsche Telekom AG	240,938	3,946,823
	E.ON SE	268,378	2,672,727
	Fielmann AG	2,346	163,245
	Fresenius Medical Care AG & Co. KGaA	16,739	1,159,357
	Fuchs Petrolub SE	2,255	79,197
	Henkel AG & Co. KGaA	3,611	339,257
	Hochtief AG	2,863	324,431
	Hugo Boss AG	719	45,190
	Infineon Technologies AG	143,240	2,653,115
	KION Group AG	8,939	476,465
	Merck KGaA	674	68,744
	MTU Aero Engines AG	4,147	1,033,419
	Nemetschek SE	6,714	373,279

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Puma SE	7,842	$546,325
	Puma SE	450	31,508
	Rational AG	370	251,856
	RTL Group SA	3,826	187,857
	SAP SE, Sponsored ADR	5,177	636,926
	SAP SE	10,453	1,277,733
	Symrise AG	7,842	722,584
	Thyssenkrupp AG	4,854	62,119
	United Internet AG	2,131	63,210
	Wirecard AG	8,114	1,347,009
TOTAL GERMANY			27,526,541
HONG KONG — (3.1%)
	AIA Group, Ltd.	336,400	3,449,695
	ASM Pacific Technology, Ltd.	36,500	426,410
	Chow Tai Fook Jewellery Group, Ltd.	43,800	41,764
	Galaxy Entertainment Group, Ltd.	157,000	1,068,746
	Hang Seng Bank, Ltd.	1,800	42,782
	Hong Kong & China Gas Co., Ltd.	460,000	1,015,726
	Hong Kong Exchanges & Clearing, Ltd.	78,117	2,631,157
	MGM China Holdings, Ltd.	122,400	200,017
	NagaCorp., Ltd.	204,000	306,639
	Prada SpA	23,100	70,911
	Samsonite International SA	17,400	34,071
	Sands China, Ltd.	151,200	725,740
	Techtronic Industries Co., Ltd.	141,000	1,048,567
	Vitasoy International Holdings, Ltd.	110,000	517,838
	Wynn Macau, Ltd.	187,600	420,943
TOTAL HONG KONG			12,001,006
IRELAND — (0.4%)
	Glanbia P.L.C.	5,830	75,892
	Kerry Group P.L.C., Class A	3,958	460,534
	Kingspan Group P.L.C.	9,478	463,572
	Smurfit Kappa Group P.L.C.	22,583	710,499
TOTAL IRELAND			1,710,497
ISRAEL — (0.4%)
	Azrieli Group, Ltd.	1,707	119,722
	Bank Leumi Le-Israel BM	7,502	54,573
	Bezeq The Israeli Telecommunication Corp., Ltd.	220,558	150,054
	Delek Group, Ltd.	440	67,101
	Elbit Systems, Ltd.	1,308	208,757
*	First International Bank Of Israel, Ltd.	1,937	49,929
	Israel Chemicals, Ltd.	56,794	305,664
*	Mizrahi Tefahot Bank, Ltd.	4,072	97,705
#*	Nice, Ltd., Sponsored ADR	2,506	382,716
	Strauss Group, Ltd.	4,186	126,305
*	Tower Semiconductor, Ltd.	4,828	94,967
TOTAL ISRAEL			1,657,493
ITALY — (2.1%)
	A2A SpA	93,245	162,991
	Atlantia SpA	3,530	90,775
	CNH Industrial NV	112,585	1,139,979
	DiaSorin SpA	1,290	149,605
	Enel SpA	325,900	2,229,359

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Ferrari NV	5,441	$876,174
#	Ferrari NV	6,686	1,076,981
	FinecoBank Banca Fineco SpA	31,048	308,865
	Hera SpA	12,409	46,204
	Moncler SpA	20,041	822,888
	Poste Italiane SpA	15,976	170,499
	Recordati SpA	11,853	530,834
	Snam SpA	134,297	659,367
TOTAL ITALY			8,264,521
JAPAN — (21.7%)
	ABC-Mart, Inc.	1,200	75,843
	Acom Co., Ltd.	37,500	132,467
	Advantest Corp.	26,700	1,028,186
	Aeon Co., Ltd.	31,700	548,544
	Aeon Delight Co., Ltd.	500	14,898
	Ain Holdings, Inc.	2,500	136,752
	Ajinomoto Co., Inc.	4,100	73,466
	Amano Corp.	4,800	144,396
	Asahi Group Holdings, Ltd.	18,800	814,320
	Asahi Intecc Co., Ltd.	20,200	527,852
	Astellas Pharma, Inc.	99,600	1,411,520
	Bandai Namco Holdings, Inc.	12,100	650,487
	Benefit One, Inc.	7,400	126,413
	Bic Camera, Inc.	4,700	46,334
	Calbee, Inc.	5,200	146,700
	Canon, Inc.	34,500	935,683
	Capcom Co., Ltd.	9,700	202,543
	Casio Computer Co., Ltd.	14,900	169,984
	Chugai Pharmaceutical Co., Ltd.	3,900	279,033
	Colowide Co., Ltd.	200	3,898
	Cosmos Pharmaceutical Corp.	1,200	220,969
#	CyberAgent, Inc.	13,400	537,670
	Daifuku Co., Ltd.	7,951	434,866
	Daiichikosho Co., Ltd.	4,500	185,876
	Daikin Industries, Ltd.	10,200	1,265,991
	Daito Trust Construction Co., Ltd.	9,300	1,199,265
	Daiwa House Industry Co., Ltd.	18,400	523,144
	Disco Corp.	1,900	348,701
	DMG Mori Co., Ltd.	10,400	150,648
	Eisai Co., Ltd.	600	32,429
	en-japan, Inc.	3,700	151,784
	Fancl Corp.	2,700	67,854
	Fast Retailing Co., Ltd.	2,600	1,559,543
	FP Corp.	1,800	110,970
	Fuji Electric Co., Ltd.	14,100	430,753
#	Fuji Kyuko Co., Ltd.	3,699	142,049
	Fuji Oil Holdings, Inc.	3,500	107,745
	Fuji Seal International, Inc.	2,900	84,962
	Fujitsu General, Ltd.	3,200	51,139
	Fujitsu, Ltd.	12,300	959,872
	GMO internet, Inc.	8,300	134,928
	GMO Payment Gateway, Inc.	4,800	346,796
	Goldwin, Inc.	1,000	137,532
	GungHo Online Entertainment, Inc.	4,140	109,234
	Hakuhodo DY Holdings, Inc.	25,400	398,363
	Hamamatsu Photonics KK	4,400	163,173
#	Harmonic Drive Systems, Inc.	2,100	79,092
	Hikari Tsushin, Inc.	1,429	315,061

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	HIS Co., Ltd.	2,700	$65,850
	Hitachi High-Technologies Corp.	4,600	231,781
	Hitachi Transport System, Ltd.	3,000	93,313
	Horiba, Ltd.	2,300	123,084
	Hoshizaki Corp.	1,700	120,103
	Hoya Corp.	19,600	1,502,965
	Hulic Co., Ltd.	15,000	128,856
	Ichigo, Inc.	600	2,168
	Idemitsu Kosan Co., Ltd.	10,004	275,684
	Infomart Corp.	10,200	137,583
	Ito En, Ltd.	6,200	270,734
	Itochu Techno-Solutions Corp.	3,600	92,286
	Izumi Co., Ltd.	4,200	157,542
	Japan Airport Terminal Co., Ltd.	3,100	128,176
	Japan Exchange Group, Inc.	60,700	889,588
	Japan Tobacco, Inc.	67,000	1,476,260
	Justsystems Corp.	1,600	53,987
	Kakaku.com, Inc.	15,300	317,799
	Kaken Pharmaceutical Co., Ltd.	2,400	116,267
	Kao Corp.	25,800	1,882,903
	KDDI Corp.	124,600	3,251,000
	Keihan Holdings Co., Ltd.	6,000	243,185
	Kewpie Corp.	5,300	119,933
	Keyence Corp.	1,800	1,032,928
	Kikkoman Corp.	5,700	259,139
	Kirin Holdings Co., Ltd.	29,500	639,804
	Kobe Bussan Co., Ltd.	3,000	167,582
	Koito Manufacturing Co., Ltd.	14,200	709,905
	Komatsu, Ltd.	39,700	887,708
	Konami Holdings Corp.	6,500	275,794
	Kose Corp.	3,800	647,758
	Kubota Corp.	600	9,255
	Kusuri no Aoki Holdings Co., Ltd.	2,100	138,848
	Kyoritsu Maintenance Co., Ltd.	1,800	77,493
	Kyudenko Corp.	3,400	105,272
	Lasertec Corp.	2,100	99,897
	Lawson, Inc.	9,000	449,744
	Lion Corp.	6,000	117,784
	M3, Inc.	32,300	650,699
	Mani, Inc.	900	64,678
	Matsui Securities Co., Ltd.	3,500	29,056
	Matsumotokiyoshi Holdings Co., Ltd.	3,800	126,490
	McDonald's Holdings Co. Japan, Ltd.	1,000	44,903
	MEIJI Holdings Co., Ltd.	6,000	416,670
	Minebea Mitsumi, Inc.	64,500	1,100,852
	MISUMI Group, Inc.	9,200	206,462
	MonotaRO Co., Ltd.	14,700	320,909
	Morinaga & Co., Ltd.	4,100	192,236
	Murata Manufacturing Co., Ltd.	28,400	1,300,469
	NET One Systems Co., Ltd.	2,900	76,488
*	Nexon Co., Ltd.	8,700	137,708
	Nichirei Corp.	12,300	284,570
	Nidec Corp.	3,600	481,377
	Nifco, Inc.	9,200	226,905
	Nihon M&A Center, Inc.	16,500	442,787
	Nihon Unisys, Ltd.	7,000	229,739
	Nippon Suisan Kaisha, Ltd.	15,700	98,939
	Nissan Chemical Corp.	8,300	362,970
	Nitori Holdings Co., Ltd.	1,800	242,758

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nitto Denko Corp.	500	$24,625
	Noevir Holdings Co., Ltd.	600	31,319
	Nomura Research Institute, Ltd.	12,630	223,624
	NS Solutions Corp.	2,000	67,375
	NTT Data Corp.	41,400	543,594
	NTT DOCOMO, Inc.	68,400	1,640,053
	Olympus Corp.	52,800	575,672
	Omron Corp.	8,700	413,915
#	Open House Co., Ltd.	4,900	213,478
	Oracle Corp.	4,400	365,332
	Oriental Land Co., Ltd.	3,400	448,614
	OSG Corp.	4,000	79,395
	Otsuka Corp.	7,000	276,024
	Pan Pacific International Holdings Corp.	3,900	249,503
	Park24 Co., Ltd.	12,700	274,489
*	PeptiDream, Inc.	10,800	600,774
	Persol Holdings Co., Ltd.	22,400	541,788
#	Pigeon Corp.	14,000	510,508
	Pilot Corp.	3,800	143,522
	Pola Orbis Holdings, Inc.	3,700	92,987
	Rakuten, Inc.	69,887	712,792
	Recruit Holdings Co., Ltd.	66,200	2,241,696
	Relo Group, Inc.	13,300	352,447
*	Renesas Electronics Corp.	132,500	778,738
	Rohto Pharmaceutical Co., Ltd.	6,000	172,828
	Ryohin Keikaku Co., Ltd.	3,600	639,011
	Sankyu, Inc.	5,400	289,918
	Sanwa Holdings Corp.	16,700	186,181
#	SCREEN Holdings Co., Ltd.	3,800	205,906
	SCSK Corp.	3,600	170,916
	Secom Co., Ltd.	5,300	415,366
	Seibu Holdings, Inc.	22,000	345,895
	Sekisui Chemical Co., Ltd.	28,400	419,781
	Seria Co., Ltd.	3,900	91,181
	Seven & I Holdings Co., Ltd.	28,600	976,059
	Seven Bank, Ltd.	78,600	212,647
	Sharp Corp.	34,233	429,371
	Shimadzu Corp.	8,900	213,695
	Shimano, Inc.	1,500	211,769
	Shin-Etsu Chemical Co., Ltd.	12,800	1,303,243
	Shionogi & Co., Ltd.	4,600	254,679
	Ship Healthcare Holdings, Inc.	2,200	98,860
	Shiseido Co., Ltd.	20,400	1,501,125
	Skylark Holdings Co., Ltd.	22,800	397,861
	SMS Co., Ltd.	8,000	177,633
	SoftBank Group Corp.	117,080	5,977,889
	Sohgo Security Services Co., Ltd.	2,900	140,581
	Sony Corp.	77,900	4,430,478
	Stanley Electric Co., Ltd.	10,700	265,325
	Sugi Holdings Co., Ltd.	2,500	120,340
	SUMCO Corp.	11,700	153,339
	Sumitomo Dainippon Pharma Co., Ltd.	1,300	23,874
	Sumitomo Realty & Development Co., Ltd.	12,000	436,643
	Sundrug Co., Ltd.	8,400	232,253
	Suntory Beverage & Food, Ltd.	5,900	234,103
	Sushiro Global Holdings, Ltd.	2,300	141,063
	Suzuki Motor Corp.	27,400	1,071,572
	Sysmex Corp.	8,300	602,606
	Taisei Corp.	13,500	465,760

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taiyo Nippon Sanso Corp.	14,300	$293,210
	Taiyo Yuden Co., Ltd.	4,800	94,944
	TechnoPro Holdings, Inc.	3,900	220,232
	Terumo Corp.	20,900	608,302
	TIS, Inc.	4,800	249,148
	Toei Animation Co., Ltd.	1,000	41,831
	Tokai Carbon Co., Ltd.	14,900	146,005
	Tokyo Electron, Ltd.	8,900	1,507,414
	TOTO, Ltd.	9,399	376,347
	Trend Micro, Inc.	16,600	723,792
	Tsuruha Holdings, Inc.	4,100	417,345
	Unicharm Corp.	9,400	265,936
	USS Co., Ltd.	14,900	295,064
#	Welcia Holdings Co., Ltd.	5,200	241,620
	Workman Co., Ltd.	1,000	45,547
	Yahoo Japan Corp.	127,600	373,731
	Yamato Holdings Co., Ltd.	19,600	384,795
	Yaoko Co., Ltd.	2,100	96,158
	Yaskawa Electric Corp.	16,600	549,325
	Yokogawa Electric Corp.	14,600	261,293
	Zenkoku Hosho Co., Ltd.	7,600	296,448
	Zensho Holdings Co., Ltd.	10,200	219,114
	ZOZO, Inc.	22,900	431,810
TOTAL JAPAN			84,608,777
NETHERLANDS — (3.0%)
	ASML Holding NV	6,383	1,422,196
	GrandVision NV	6,267	187,846
	Heineken NV	9,588	1,028,681
	Koninklijke KPN NV	703,646	2,006,408
*	OCI NV	5,739	149,685
	Unilever NV	71,707	4,140,362
	Unilever NV	9,659	559,870
	Wolters Kluwer NV	27,617	2,001,827
TOTAL NETHERLANDS			11,496,875
NEW ZEALAND — (0.3%)
*	a2 Milk Co., Ltd.	36,522	429,137
	Fisher & Paykel Healthcare Corp., Ltd.	10,356	111,625
	Spark New Zealand, Ltd.	168,096	438,184
TOTAL NEW ZEALAND			978,946
NORWAY — (0.8%)
#	Aker BP ASA	10,737	303,845
	Austevoll Seafood ASA	5,301	53,932
	Bakkafrost P/F	2,369	136,484
	Equinor ASA	30,784	551,966
	Gjensidige Forsikring ASA	3,451	67,031
	Leroy Seafood Group ASA	19,860	124,849
	Mowi ASA	18,607	447,180
	Salmar ASA	3,812	176,072
	Telenor ASA	42,472	860,609
	TGS NOPEC Geophysical Co. ASA	11,677	282,247
	Tomra Systems ASA	4,203	123,618
TOTAL NORWAY			3,127,833

International Large Cap Growth Portfolio
CONTINUED
	Shares	Value»
PORTUGAL — (0.0%)
Jeronimo Martins SGPS SA	9,942	$160,425
SINGAPORE — (1.1%)
Dairy Farm International Holdings, Ltd.	34,900	261,334
DBS Group Holdings, Ltd.	30,800	587,258
Genting Singapore, Ltd.	361,200	240,365
Great Eastern Holdings, Ltd.	4,300	79,367
Jardine Cycle & Carriage, Ltd.	9,944	243,309
Olam International, Ltd.	6,600	9,302
Oversea-Chinese Banking Corp., Ltd.	14,275	118,849
SATS, Ltd.	64,300	224,032
Singapore Exchange, Ltd.	81,500	467,605
Singapore Technologies Engineering, Ltd.	155,600	477,263
Singapore Telecommunications, Ltd.	247,100	596,059
United Overseas Bank, Ltd.	35,323	673,000
Venture Corp., Ltd.	22,800	254,435
TOTAL SINGAPORE		4,232,178
SPAIN — (2.8%)
Acciona SA	2,543	270,776
ACS Actividades de Construccion y Servicios SA	32,243	1,302,822
Aena SME SA	4,328	784,589
Amadeus IT Group SA	23,703	1,852,316
Cellnex Telecom SA	17,828	666,737
Enagas SA	15,910	347,063
Endesa SA	25,811	637,749
Grifols SA	16,493	534,515
Industria de Diseno Textil SA	41,047	1,228,221
Naturgy Energy Group SA	4,405	111,583
Telefonica SA	410,076	3,126,268
TOTAL SPAIN		10,862,639
SWEDEN — (2.4%)
AAK AB	5,532	113,173
Alfa Laval AB	20,119	375,825
Atlas Copco AB, Class A	39,724	1,213,335
Atlas Copco AB, Class B	23,381	637,849
Axfood AB	11,827	249,010
Beijer Ref AB	2,178	48,278
Electrolux AB	30,287	699,846
Elekta AB, Class B	25,642	364,828
Epiroc AB, Class A	38,561	422,543
Epiroc AB, Class B	24,352	253,106
Essity AB, Class B	23,554	699,627
# Hennes & Mauritz AB, Class B	43,238	753,858
Hexagon AB, Class B	6,775	328,265
Hexpol AB	7,397	56,284
Indutrade AB	6,153	174,328
Lifco AB, Class B	3,104	158,588
Loomis AB, Class B	284	9,769
Nibe Industrier AB, Class B	21,759	307,267
Sandvik AB	76,904	1,180,138
Securitas AB, Class B	36,494	565,156
Sweco AB, Class B	4,771	133,053
* Swedish Orphan Biovitrum AB	10,711	206,749
Telefonaktiebolaget LM Ericsson, Class B	29,940	261,953
TOTAL SWEDEN		9,212,828

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (8.3%)
	EMS-Chemie Holding AG	912	$569,980
	Geberit AG	2,650	1,223,351
	Givaudan SA	814	2,164,906
	Kuehne + Nagel International AG	6,980	1,027,758
	Logitech International SA	5,653	233,130
	Nestle SA	66,107	7,013,105
	Partners Group Holding AG	1,507	1,198,502
	Roche Holding AG	1,591	426,695
	Roche Holding AG	40,924	10,953,925
	Schindler Holding AG	2,612	587,610
	SGS SA	704	1,738,504
	Sika AG	18,400	2,656,484
#	Sonova Holding AG	1,486	341,715
	Straumann Holding AG	859	700,775
	Temenos AG	8,695	1,530,691
TOTAL SWITZERLAND			32,367,131
UNITED KINGDOM — (15.0%)
	Admiral Group P.L.C.	17,820	468,633
	Ashtead Group P.L.C.	66,691	1,833,813
	AstraZeneca P.L.C., Sponsored ADR	83,302	3,616,140
	AstraZeneca P.L.C.	10,719	926,055
	Auto Trader Group P.L.C.	114,154	749,373
	B&M European Value Retail SA	18,781	84,300
	BAE Systems P.L.C.	251,210	1,668,967
	Berkeley Group Holdings P.L.C.	9,077	426,917
	BHP Group P.L.C., ADR	10,624	507,190
	BHP Group P.L.C.	71,676	1,709,008
	BT Group P.L.C.	898,335	2,104,216
	Bunzl P.L.C.	18,475	481,544
	Burberry Group P.L.C.	51,260	1,413,432
	Burford Capital, Ltd.	6,035	109,901
	Centrica P.L.C.	689,470	634,717
	Coca-Cola HBC AG	13,286	457,161
	Compass Group P.L.C.	86,031	2,176,619
	Croda International P.L.C.	8,829	501,536
	DCC P.L.C.	2,107	177,680
	Diageo P.L.C., Sponsored ADR	11,691	1,950,994
	Diageo P.L.C.	999	41,659
	Evraz P.L.C.	78,219	612,672
	Experian P.L.C.	65,315	1,980,949
	Ferguson P.L.C.	25,618	1,906,274
#	Fresnillo P.L.C.	16,544	119,408
	G4S P.L.C.	184,889	429,118
	GlaxoSmithKline P.L.C., Sponsored ADR	149,351	6,165,209
	Halma P.L.C.	7,820	188,849
	Hargreaves Lansdown P.L.C.	33,811	858,967
	Hikma Pharmaceuticals P.L.C.	8,164	182,134
	HomeServe P.L.C.	17,442	241,332
	Imperial Brands P.L.C.	87,868	2,230,093
#	InterContinental Hotels Group P.L.C., ADR	6,985	490,022
	International Consolidated Airlines Group SA	30,305	155,941
	Intertek Group P.L.C.	15,324	1,060,793
	ITV P.L.C.	435,471	584,903
	JD Sports Fashion P.L.C.	51,308	404,635
	Johnson Matthey P.L.C.	2,315	90,266
	London Stock Exchange Group P.L.C.	3,933	315,866
	Merlin Entertainments P.L.C.	8,205	44,884
	Mondi P.L.C.	40,370	879,492

International Large Cap Growth Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
Next P.L.C.	17,375	$1,278,966
NMC Health P.L.C.	4,287	128,023
Persimmon P.L.C.	22,205	541,771
RELX P.L.C.	51,970	1,232,640
RELX P.L.C.	71,813	1,705,740
Rentokil Initial P.L.C.	151,940	802,761
Rightmove P.L.C.	101,494	649,137
Rio Tinto P.L.C., Sponsored ADR	43,071	2,458,493
Rolls-Royce Holdings P.L.C.	86,276	901,786
Sage Group P.L.C. (The)	74,067	645,893
Smith & Nephew P.L.C.	42,940	972,110
Smiths Group P.L.C.	7,564	150,431
Spirax-Sarco Engineering P.L.C.	4,391	478,809
SSE P.L.C.	66,728	889,596
Taylor Wimpey P.L.C.	78,057	152,940
Unilever P.L.C., Sponsored ADR	65,558	3,941,347
Unilever P.L.C.	712	42,835
Whitbread P.L.C.	8,130	446,609
TOTAL UNITED KINGDOM		58,401,549
TOTAL COMMON STOCKS		378,550,936
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Fuchs Petrolub SE	4,102	157,184
Henkel AG & Co. KGaA	4,682	482,784
Sartorius AG	3,411	689,978
Schaeffler AG	3,242	23,905
TOTAL GERMANY		1,353,851
TOTAL INVESTMENT SECURITIES		379,904,787

			Value†
SECURITIES LENDING COLLATERAL — (2.3%)
@§	DFA Short Term Investment Fund	784,301	9,075,143
TOTAL INVESTMENTS — (100.0%)
(Cost $332,791,120)^^			$388,979,930
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$39,055	$24,040,095	—	$24,079,150
Austria	—	496,437	—	496,437
Belgium	181,259	3,691,204	—	3,872,463
Canada	34,974,808	—	—	34,974,808
Denmark	—	6,521,859	—	6,521,859
Finland	—	3,725,722	—	3,725,722
France	67,525	38,203,733	—	38,271,258
Germany	668,434	26,858,107	—	27,526,541
Hong Kong	—	12,001,006	—	12,001,006
Ireland	—	1,710,497	—	1,710,497
Israel	686,440	971,053	—	1,657,493

International Large Cap Growth Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Italy	$1,076,981	$7,187,540	—	$8,264,521
Japan	—	84,608,777	—	84,608,777
Netherlands	5,562,558	5,934,317	—	11,496,875
New Zealand	—	978,946	—	978,946
Norway	—	3,127,833	—	3,127,833
Portugal	—	160,425	—	160,425
Singapore	—	4,232,178	—	4,232,178
Spain	—	10,862,639	—	10,862,639
Sweden	—	9,212,828	—	9,212,828
Switzerland	233,130	32,134,001	—	32,367,131
United Kingdom	19,129,395	39,272,154	—	58,401,549
Preferred Stocks
Germany	—	1,353,851	—	1,353,851
Securities Lending Collateral	—	9,075,143	—	9,075,143
TOTAL	$62,619,585	$326,360,345	—	$388,979,930

International Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.5%)
AUSTRALIA — (6.7%)
*	3P Learning, Ltd.	20,996	$14,072
	Adairs, Ltd.	14,945	14,613
	ALS, Ltd.	86,031	421,762
	Altium, Ltd.	28,568	710,421
	AMA Group, Ltd.	60,867	60,507
#*	Amaysim Australia, Ltd.	51,941	26,920
	Appen, Ltd.	28,131	581,807
#	ARB Corp., Ltd.	15,528	195,917
*	Asaleo Care, Ltd.	72,248	47,638
	Australian Finance Group, Ltd.	20,789	27,459
#	Baby Bunting Group, Ltd.	8,495	13,864
#*	Bellamy's Australia, Ltd.	20,602	140,944
#	Blackmores, Ltd.	3,334	203,596
	Bravura Solutions, Ltd.	58,889	196,830
	Breville Group, Ltd.	22,651	296,782
#*	Byron Energy, Ltd.	59,452	9,710
	carsales.com, Ltd.	51,057	513,101
*	Champion Iron, Ltd.	62,670	136,295
	Citadel Group, Ltd. (The)	7,469	23,146
	City Chic Collective, Ltd.	24,304	30,089
#	Class, Ltd.	11,009	11,104
	Clinuvel Pharmaceuticals, Ltd.	8,616	191,145
	Clover Corp., Ltd.	50,310	79,392
	Codan, Ltd.	23,537	64,874
	Collins Foods, Ltd.	20,447	121,019
#	Corporate Travel Management, Ltd.	15,672	245,301
	Costa Group Holdings, Ltd.	67,131	181,392
#	Credit Corp. Group, Ltd.	11,956	204,419
	Data#3, Ltd.	32,737	56,673
	Dicker Data, Ltd.	9,278	42,480
#	Domino's Pizza Enterprises, Ltd.	11,539	303,743
	DuluxGroup, Ltd.	94,966	605,581
*	Emeco Holdings, Ltd.	51,947	80,815
	GUD Holdings, Ltd.	19,617	127,080
#	HUB24, Ltd.	1,226	10,365
	IDP Education, Ltd.	29,662	387,688
	Iluka Resources, Ltd.	93,166	607,895
	Infomedia, Ltd.	89,983	125,822
#	Inghams Group, Ltd.	57,622	159,655
	Integral Diagnostics, Ltd.	15,612	35,226
	Integrated Research, Ltd.	19,978	37,534
#	InvoCare, Ltd.	28,026	299,375
	IPH, Ltd.	27,512	156,212
	IRESS, Ltd.	36,860	352,491
#	JB Hi-Fi, Ltd.	25,072	514,305
	Jumbo Interactive, Ltd.	9,248	121,875
#	Kogan.com, Ltd.	12,958	43,492
	Lifestyle Communities, Ltd.	15,764	72,857
	Lovisa Holdings, Ltd.	9,281	70,316
#	Lycopodium, Ltd.	3,350	13,121
#*	Lynas Corp., Ltd.	79,048	140,271
	Macquarie Telecom Group, Ltd.	393	5,928
	McMillan Shakespeare, Ltd.	16,320	154,526
#	MNF Group, Ltd.	6,344	15,395
	Monadelphous Group, Ltd.	20,070	258,479

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Netwealth Group, Ltd.	12,110	$68,462
	nib holdings, Ltd.	108,113	589,239
#	Nick Scali, Ltd.	16,734	71,866
	Noni B, Ltd.	5,058	9,219
	NRW Holdings, Ltd.	75,058	124,438
	OFX Group, Ltd.	60,218	56,069
	Orora, Ltd.	75,892	175,366
	Pact Group Holdings, Ltd.	33,395	63,957
*	Pantoro, Ltd.	206,770	26,522
#	Perpetual, Ltd.	8,982	241,642
#	Platinum Asset Management, Ltd.	63,551	208,413
#*	Praemium, Ltd.	79,053	28,437
	Pro Medicus, Ltd.	9,475	197,821
	PSC Insurance Group, Ltd.	13,241	25,878
	PWR Holdings, Ltd.	10,213	29,945
	Regis Healthcare, Ltd.	33,494	63,848
	Regis Resources, Ltd.	112,292	423,959
*	Saracen Mineral Holdings, Ltd.	190,858	539,717
	SeaLink Travel Group, Ltd.	11,321	28,956
	Service Stream, Ltd.	66,766	136,009
	SG Fleet Group, Ltd.	19,452	39,052
*	Silver Lake Resources, Ltd.	60,403	53,284
	SmartGroup Corp., Ltd.	17,714	113,203
	St Barbara, Ltd.	158,526	397,289
	Stanmore Coal, Ltd.	6,743	6,241
	Technology One, Ltd.	59,041	308,097
*	Terracom, Ltd.	74,067	27,535
	Webjet, Ltd.	8,962	82,877
TOTAL AUSTRALIA			13,700,660
AUSTRIA — (0.9%)
	ANDRITZ AG	16,049	571,633
	DO & CO AG	1,877	165,462
	Flughafen Wien AG	529	23,355
	Kapsch TrafficCom AG	1,400	49,477
	Lenzing AG	1,848	188,501
#	Oesterreichische Post AG	8,123	271,315
	Palfinger AG	3,871	100,042
	Schoeller-Bleckmann Oilfield Equipment AG	1,784	141,906
	Telekom Austria AG	36,298	268,095
TOTAL AUSTRIA			1,779,786
BELGIUM — (1.4%)
*	AGFA-Gevaert NV	48,528	195,448
*	Argenx SE	3,333	468,244
	Atenor	696	55,783
	Barco NV	2,151	449,205
	bpost SA	20,979	195,067
#	Econocom Group SA	8,267	27,304
	EVS Broadcast Equipment SA	2,569	61,060
	Fagron	10,154	168,605
	Jensen-Group NV	796	30,345
	Kinepolis Group NV	3,708	218,774
	Lotus Bakeries NV	75	195,476
#	Melexis NV	4,841	331,354
	Orange Belgium SA	4,113	93,834
#	Picanol	330	23,741
	Resilux	219	34,588

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Sioen Industries NV	1,464	$40,372
	TER Beke SA	123	15,734
*	Tessenderlo Group SA	5,906	184,887
	Van de Velde NV	1,365	39,104
TOTAL BELGIUM			2,828,925
CANADA — (8.8%)
*	5N Plus, Inc.	17,900	30,109
	Aecon Group, Inc.	5,900	90,838
*	Aeterna Zentaris, Inc.	5,039	12,485
	AG Growth International, Inc.	3,900	159,511
	AirBoss of America Corp.	3,000	19,753
*	Almonty Industries, Inc.	12,000	7,638
	Altus Group, Ltd.	8,149	206,905
	Andrew Peller, Ltd., Class A	8,000	85,346
*	Aritzia, Inc.	17,343	240,342
*	ATS Automation Tooling Systems, Inc.	14,957	239,688
*	B2Gold Corp.	192,313	613,455
	Badger Daylighting, Ltd.	9,038	326,376
	BMTC Group, Inc.	1,300	10,658
	Boralex, Inc., Class A	17,156	259,459
	Calian Group, Ltd.	1,500	38,210
#*	Canacol Energy, Ltd.	5,700	21,724
#	Cineplex, Inc.	14,789	265,570
	Clearwater Seafoods, Inc.	4,851	19,480
	Cogeco Communications, Inc.	3,006	237,396
	Cogeco, Inc.	1,000	71,223
	Colliers International Group, Inc.	8,919	647,942
	Computer Modelling Group, Ltd.	25,656	127,522
	Corby Spirit and Wine, Ltd.	2,600	34,613
*	CRH Medical Corp.	17,865	48,053
*	Descartes Systems Group, Inc. (The)	7,542	274,010
*	DIRTT Environmental Solutions	20,744	108,765
*	Endeavour Mining Corp.	20,300	379,298
	Enghouse Systems, Ltd.	9,014	236,039
*	ERO Copper Corp.	11,364	214,657
	Evertz Technologies, Ltd.	6,300	91,173
#	Exchange Income Corp.	3,800	107,165
#	Extendicare, Inc.	18,925	128,480
	Finning International, Inc.	20,463	353,815
	First National Financial Corp.	3,437	85,287
	FirstService Corp.	7,505	787,576
	Gamehost, Inc.	3,800	26,345
*	GDI Integrated Facility Services, Inc.	1,900	41,302
	Gibson Energy, Inc.	32,680	566,292
#	goeasy, Ltd.	1,930	82,944
*	Golden Star Resources, Ltd.	18,296	65,155
*	Great Canadian Gaming Corp.	13,827	459,084
*	Heroux-Devtek, Inc.	800	11,517
	HLS Therapeutics, Inc.	2,100	28,720
*	IBI Group, Inc.	3,700	14,354
	Information Services Corp.	2,603	31,931
	Innergex Renewable Energy, Inc.	28,240	321,600
	Intertape Polymer Group, Inc.	15,246	210,011
	Jamieson Wellness, Inc.	8,806	137,581
*	Journey Energy, Inc.	5,300	9,718
#	Just Energy Group, Inc.	22,600	78,598
*	Kinaxis, Inc.	5,450	342,824
#	Kinder Morgan Canada, Ltd.	7,500	64,157

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Labrador Iron Ore Royalty Corp.	13,300	$317,031
#*	Largo Resources, Ltd.	43,128	60,781
	Lassonde Industries, Inc., Class A	600	84,104
	Leon's Furniture, Ltd.	5,732	66,883
	Logistec Corp., Class B	800	23,791
	Lucara Diamond Corp.	70,116	78,627
	Magellan Aerospace Corp.	2,900	35,926
	Maple Leaf Foods, Inc.	16,421	385,081
#	Medical Facilities Corp.	7,447	70,137
	Methanex Corp.	8,369	329,421
	Morneau Shepell, Inc.	14,600	336,072
	MTY Food Group, Inc.	4,427	219,619
	NFI Group, Inc.	11,983	264,211
	Norbord, Inc.	9,236	214,070
	North American Construction Group, Ltd.	5,400	67,715
	North West Co., Inc. (The)	11,176	255,817
	Northland Power, Inc.	3,666	69,776
*	Parex Resources, Inc.	33,745	576,820
	Pason Systems, Inc.	19,350	260,092
*	Photon Control, Inc.	26,632	21,995
	Pinnacle Renewable Energy, Inc.	3,200	24,634
*	Points International, Ltd.	3,500	41,768
	Pollard Banknote, Ltd.	1,400	25,671
	Premium Brands Holdings Corp.	7,050	513,072
*	Pretium Resources, Inc.	37,233	403,701
#*	Pulse Seismic, Inc.	15,400	27,129
	Recipe Unlimited Corp.	4,300	87,544
	Richelieu Hardware, Ltd.	12,397	244,784
	Rogers Sugar, Inc.	21,000	89,741
*	Roxgold, Inc.	55,900	45,743
	Russel Metals, Inc.	11,697	185,496
#	Savaria Corp.	6,400	58,142
	Secure Energy Services, Inc.	37,090	197,281
*	SEMAFO, Inc.	55,050	220,651
#	Sienna Senior Living, Inc.	14,206	213,122
#	Sleep Country Canada Holdings, Inc.	8,349	117,600
*	Spin Master Corp.	3,840	109,107
	Stantec, Inc.	21,160	504,069
#	Stelco Holdings, Inc.	5,946	68,479
	Stella-Jones, Inc.	12,078	376,763
#	Superior Plus Corp.	41,856	417,989
*	TeraGo, Inc.	1,900	14,828
	TerraVest Industries, Inc.	1,100	10,539
	TFI International, Inc.	18,153	574,244
#	Vermilion Energy, Inc.	2,328	41,716
*	Wesdome Gold Mines Ltd.	33,900	172,608
#	Westshore Terminals Investment Corp.	9,841	155,243
	Winpak, Ltd.	7,247	249,620
TOTAL CANADA			18,001,947
DENMARK — (1.7%)
#	Ambu A.S., Class B	25,344	371,130
	Brodrene Hartmann A.S.	517	24,555
*	Nilfisk Holding A.S.	8,178	207,017
#	NNIT A.S.	2,502	38,900
	Pandora A.S.	17,456	669,128
	Royal Unibrew A.S.	15,601	1,162,624

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	SimCorp A.S.	12,371	$1,115,028
TOTAL DENMARK			3,588,382
FINLAND — (2.0%)
	Alma Media Oyj	7,507	53,249
	Huhtamaki Oyj	3,910	148,527
	Lassila & Tikanoja Oyj	7,233	110,019
	Metso Oyj	21,742	835,443
	Olvi Oyj, Class A	3,444	134,162
	Orion Oyj, Class A	6,336	218,395
	Orion Oyj, Class B	26,317	900,311
	Ponsse Oyj	2,688	84,500
	Revenio Group Oyj	5,694	128,306
	Sanoma Oyj	15,690	155,319
	Tieto Oyj	13,952	355,904
#	Tikkurila Oyj	8,580	133,332
	Tokmanni Group Corp.	9,317	84,244
	Vaisala Oyj, Class A	5,135	116,006
	Valmet Oyj	30,049	583,478
TOTAL FINLAND			4,041,195
FRANCE — (4.3%)
*	Adocia	941	18,479
*	Air France-KLM	44,311	461,918
	Akka Technologies	2,788	196,899
	Albioma SA	5,747	152,567
	Alten SA	7,031	869,801
	Aubay	2,001	70,383
#	Bastide le Confort Medical	726	29,514
*	Cegedim SA	1,355	41,791
	Cie Plastic Omnium SA	13,034	343,860
	Devoteam SA	1,294	154,803
	Euronext NV	13,342	1,029,954
	Gaztransport Et Technigaz SA	4,650	421,871
	Guerbet	1,579	91,215
*	ID Logistics Group	627	117,372
	Ingenico Group SA	13,599	1,288,480
	Kaufman & Broad SA	4,553	186,956
	Lagardere SCA	23,695	535,398
	Lectra	7,400	151,651
	Linedata Services	871	27,648
	LISI	4,013	116,336
#	LNA Sante SA	1,447	79,846
	Manitou BF SA	2,949	69,648
	Metropole Television SA	8,527	147,923
*	MGI Digital Graphic Technology	457	25,227
	Robertet SA	116	82,521
#	Societe BIC SA	6,097	424,893
	Societe pour l'Informatique Industrielle	2,187	68,021
*	SOITEC	4,671	484,727
	Somfy SA	1,955	176,697
	Sopra Steria Group	2,500	321,726
	Stef SA	832	73,803
	Synergie SA	2,172	69,096
#	Tarkett SA	7,541	126,143
	Thermador Groupe	1,570	99,148
*	Transgene SA	3,815	9,824

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Trigano SA	2,223	$223,032
TOTAL FRANCE			8,789,171
GERMANY — (6.9%)
	All for One Group AG	457	21,147
	Amadeus Fire AG	1,434	194,802
	Atoss Software AG	471	67,746
	Basler AG	1,509	65,601
	Bechtle AG	7,619	843,962
	bet-at-home.com AG	1,082	68,117
	Borussia Dortmund GmbH & Co. KGaA	13,343	132,944
	CANCOM SE	8,499	475,146
*	CECONOMY AG	38,279	245,296
	CENIT AG	2,561	32,258
	Cewe Stiftung & Co. KGAA	1,579	145,856
	CompuGroup Medical SE	6,878	530,664
	CTS Eventim AG & Co. KGaA	15,058	750,885
*	DEAG Deutsche Entertainment AG	3,168	14,569
*	Dialog Semiconductor P.L.C.	2,459	110,071
	Dr Hoenle AG	1,077	67,523
	Duerr AG	13,850	411,917
	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,076	142,039
	EDAG Engineering Group AG	1,829	22,022
	Energiekontor AG	1,600	30,603
*	Evotec SE	28,193	794,494
	Fielmann AG	4,348	302,552
	First Sensor AG	1,540	50,106
	Fuchs Petrolub SE	5,910	207,563
	Gerresheimer AG	8,095	629,645
	Hamburger Hafen und Logistik AG	6,206	156,448
	Hawesko Holding AG	423	16,593
	Hugo Boss AG	17,355	1,090,772
*	Hypoport AG	414	109,308
	Isra Vision AG	3,848	166,671
	Nemetschek SE	14,796	822,616
	Nexus AG	3,982	140,179
	Norma Group SE	8,208	294,295
	OHB SE	1,179	43,246
	Pfeiffer Vacuum Technology AG	1,849	257,884
	ProSiebenSat.1 Media SE	38,235	493,886
	Rheinmetall AG	5,780	655,874
	S&T AG	14,109	329,318
	Scout24 AG	17,252	954,160
	Secunet Security Networks AG	276	37,312
	Siltronic AG	4,404	337,158
	Sixt SE	3,091	317,431
	Stabilus SA	6,287	286,517
	STRATEC SE	1,313	85,621
	Stroeer SE & Co. KGaA	7,622	600,415
	Technotrans SE	1,325	28,310
	Washtec AG	3,278	173,436
	XING SE	881	337,423
	Zeal Network SE	1,933	38,323
TOTAL GERMANY			14,130,724
HONG KONG — (2.6%)
#	Agritrade Resources, Ltd.	655,000	93,764
	ASM Pacific Technology, Ltd.	50,500	589,965

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Brightoil Petroleum Holdings, Ltd.	408,000	$58,635
	Build King Holdings, Ltd.	80,000	10,862
	Cafe de Coral Holdings, Ltd.	88,000	292,617
	Camsing International Holding, Ltd.	80,000	11,855
*	China Display Optoelectronics Technology Holdings, Ltd.	144,000	9,859
	CITIC Telecom International Holdings, Ltd.	281,000	115,967
	Convenience Retail Asia, Ltd.	108,000	55,597
*	Cosmopolitan International Holdings, Ltd.	280,000	52,529
	Fairwood Holdings, Ltd.	16,500	54,401
	Giordano International, Ltd.	282,000	96,898
#*	Gold-Finance Holdings, Ltd.	214,000	1,968
#*	Great Harvest Maeta Group Holdings, Ltd.	100,000	20,282
	HKBN, Ltd.	171,500	309,615
#	Honma Golf, Ltd.	19,000	16,914
	IGG, Inc.	211,000	200,470
	International Housewares Retail Co., Ltd.	77,000	21,094
	Karrie International Holdings, Ltd.	126,000	18,315
	Landsea Green Group Co., Ltd.	88,000	10,311
#*	Leyou Technologies Holdings, Ltd.	285,000	81,253
	Li & Fung, Ltd.	1,224,000	170,597
	Lifestyle International Holdings, Ltd.	131,500	179,686
	L'Occitane International SA	79,750	165,648
#	Luk Fook Holdings International, Ltd.	65,000	196,075
#	Man Wah Holdings, Ltd.	326,800	157,554
#	Microport Scientific Corp.	72,000	60,363
*	Nimble Holdings Co., Ltd.	120,000	12,266
#	NOVA Group Holdings, Ltd.	255,000	56,900
	Pacific Textiles Holdings, Ltd.	195,000	153,806
	PCCW, Ltd.	453,000	258,347
	Perfect Shape Medical, Ltd.	104,000	49,439
	Pico Far East Holdings, Ltd.	138,000	42,632
	Rare Earth Magnesium Technology Group Holdings, Ltd.	360,000	13,252
*	Realord Group Holdings, Ltd.	70,000	39,697
	Regina Miracle International Holdings, Ltd.	72,000	54,051
#	Sa Sa International Holdings, Ltd.	287,979	80,683
	Samsonite International SA	102,600	200,900
	SITC International Holdings Co., Ltd.	292,000	321,854
	SmarTone Telecommunications Holdings, Ltd.	72,500	66,627
	SUNeVision Holdings, Ltd.	151,000	111,402
	TK Group Holdings, Ltd.	56,000	24,453
#*	TOM Group, Ltd.	96,000	20,039
	Tradelink Electronic Commerce, Ltd.	178,000	28,350
	Union Medical Healthcare, Ltd.	36,000	31,548
	VTech Holdings, Ltd.	38,900	341,165
	Xinyi Glass Holdings, Ltd.	304,000	306,443
	YTO Express Holdings, Ltd.	28,000	8,350
#*	Zhaobangji Properties Holdings, Ltd.	80,000	83,068
TOTAL HONG KONG			5,358,366
IRELAND — (0.3%)
	Datalex P.L.C.	12,439	12,681
	Glanbia P.L.C.	28,138	366,284
	Irish Continental Group P.L.C.	31,672	145,099
TOTAL IRELAND			524,064
ISRAEL — (1.1%)
	Arad, Ltd.	1,934	27,446
*	Arko Holdings, Ltd.	101,715	43,677

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	AudioCodes, Ltd.	5,479	$105,832
*	Avgol Industries 1953, Ltd.	10,796	10,840
*	Camtek, Ltd.	3,177	30,799
	Cohen Development & Industrial Buildings, Ltd.	241	6,146
	Danel Adir Yeoshua, Ltd.	863	60,689
	Delek Automotive Systems, Ltd.	7,090	30,152
	Direct Insurance Financial Investments, Ltd.	5,141	58,536
	Electra Consumer Products 1970, Ltd.	1,294	18,048
	Electra, Ltd.	424	120,255
*	Energix-Renewable Energies, Ltd.	12,665	25,152
	FMS Enterprises Migun, Ltd.	713	20,284
	Formula Systems 1985, Ltd.	1,512	85,583
	Fox Wizel, Ltd.	2,359	70,669
#	Hamlet Israel-Canada, Ltd.	1,063	21,645
	Hilan, Ltd.	4,016	139,557
	IDI Insurance Co., Ltd.	1,510	54,235
	Inrom Construction Industries, Ltd.	11,160	43,917
*	Kamada, Ltd.	5,134	29,317
	Kerur Holdings, Ltd.	1,337	35,764
	Klil Industries, Ltd.	260	24,621
	Malam - Team, Ltd.	202	25,161
	Matrix IT, Ltd.	8,960	140,741
	Maytronics, Ltd.	9,272	65,722
	Naphtha Israel Petroleum Corp., Ltd.	8,553	56,269
*	Nova Measuring Instruments, Ltd.	5,860	171,554
	NR Spuntech Industries, Ltd.	4,107	9,250
	One Software Technologies, Ltd.	637	39,409
	OPC Energy, Ltd.	6,358	50,308
*	Partner Communications Co., Ltd.	24,503	99,987
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,627	85,861
	Scope Metals Group, Ltd.	1,256	30,538
	Shapir Engineering and Industry, Ltd.	14,984	56,947
	Shufersal, Ltd.	34,846	256,308
*	Suny Cellular Communication, Ltd.	19,647	10,617
	Tadiran Holdings, Ltd.	509	18,797
TOTAL ISRAEL			2,180,633
ITALY — (3.9%)
	ACEA SpA	12,129	228,067
	Amplifon SpA	26,177	645,193
	Aquafil SpA	2,273	19,836
*	Arnoldo Mondadori Editore SpA	31,303	50,991
	Autogrill SpA	28,150	297,534
	Azimut Holding SpA	29,969	561,689
	B&C Speakers SpA	1,234	16,246
	Banca Farmafactoring SpA	27,311	147,609
	Banca Generali SpA	14,077	409,851
#	BasicNet SpA	7,181	36,003
	BE	22,330	24,687
	Brunello Cucinelli SpA	7,681	243,267
#	Carraro SpA	9,648	20,537
	Cerved Group SpA	41,079	323,694
	Datalogic SpA	4,411	77,560
	De' Longhi SpA	15,003	301,652
	DiaSorin SpA	5,237	607,349
	doValue SpA	9,460	118,259
	Enav SpA	45,812	251,975
*	Expert System SpA	3,358	10,934
	Falck Renewables SpA	28,439	131,388

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Fiera Milano SpA	7,366	$32,028
	FinecoBank Banca Fineco SpA	16,872	167,842
#	Freni Brembo SpA	33,288	340,489
#	Gima TT SpA	3,337	29,849
	Gruppo MutuiOnline SpA	5,465	93,158
	Hera SpA	24,558	91,440
	IMA Industria Macchine Automatiche SpA	4,016	315,310
	Interpump Group SpA	18,033	506,895
#*	Juventus Football Club SpA	87,086	149,700
#	Maire Tecnimont SpA	30,962	74,516
	MARR SpA	7,515	161,994
#*	Mediaset SpA	31,035	90,898
	Piaggio & C SpA	45,845	137,696
	RAI Way SpA	21,871	129,802
	Reply SpA	4,704	314,720
#	Rizzoli Corriere Della Sera Mediagroup SpA	15,992	17,148
	Salvatore Ferragamo SpA	12,604	264,334
	Sesa SpA	1,469	57,868
#	SOL SpA	5,970	71,282
	Technogym SpA	20,493	220,132
*	Tinexta S.p.A.	4,924	67,268
	Unieuro SpA	1,920	26,355
	Zignago Vetro SpA	6,112	69,099
TOTAL ITALY			7,954,144
JAPAN — (23.3%)
	A&D Co., Ltd.	2,600	18,747
	Abist Co., Ltd.	400	9,912
	Adastria Co., Ltd.	6,700	131,115
	Ad-sol Nissin Corp.	1,300	22,946
#	Adtec Plasma Technology Co., Ltd.	1,200	8,306
	Advance Create Co., Ltd.	1,900	32,442
	Advantage Risk Management Co., Ltd.	1,800	12,245
#*	Adventure, Inc.	900	27,640
	Aeon Delight Co., Ltd.	4,000	119,185
#	Aeon Fantasy Co., Ltd.	2,500	71,991
	Aeon Hokkaido Corp.	5,600	38,036
	Ai Holdings Corp.	9,200	143,638
	AIT Corp.	2,100	19,477
	Ajis Co., Ltd.	1,000	31,565
	Akatsuki, Inc.	1,300	87,264
#	Alleanza Holdings Co., Ltd.	3,000	22,588
#*	Allied Telesis Holdings K.K.	11,300	9,093
#*	AlphaPolis Co., Ltd.	100	2,670
	Altech Corp.	4,070	62,788
	Amano Corp.	12,900	388,065
	Amiyaki Tei Co., Ltd.	1,200	38,146
	Anest Iwata Corp.	6,500	54,807
#	Aoyama Zaisan Networks Co., Ltd.	2,300	31,192
#	Apaman Co., Ltd.	3,000	26,900
	Arcland Service Holdings Co., Ltd.	3,900	68,273
	Argo Graphics, Inc.	3,300	74,746
	ArtSpark Holdings, Inc.	1,500	12,044
	As One Corp.	2,300	190,417
	Asahi Co., Ltd.	3,400	39,442
	Asahi Holdings, Inc.	8,200	170,271
	Asahi Net, Inc.	2,500	15,673
	Asante, Inc.	1,100	20,103
	ASKUL Corp.	3,400	84,754

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Asukanet Co., Ltd.	1,900	$26,623
	Ateam, Inc.	2,300	23,443
#	Atom Corp.	24,900	228,025
*	Atrae, Inc.	1,200	26,940
*	Aucfan Co., Ltd.	1,800	14,625
	Aucnet, Inc.	1,700	19,315
	Aval Data Corp.	800	12,780
	Avant Corp.	700	12,469
	Avex, Inc.	8,300	106,715
	Axial Retailing, Inc.	3,900	135,107
#	Baroque Japan, Ltd.	1,700	17,024
	BayCurrent Consulting, Inc.	2,800	127,862
*	Beaglee, Inc.	1,000	7,840
	Belc Co., Ltd.	3,000	138,874
	Bell System24 Holdings, Inc.	8,800	125,309
*	Bengo4.com, Inc.	1,400	61,863
	Bic Camera, Inc.	14,000	138,018
#	Billing System Corp.	1,200	13,225
	B-Lot Co., Ltd.	1,100	20,006
	BML, Inc.	5,500	150,955
	Bourbon Corp.	2,000	31,071
	BP Castrol K.K.	2,300	28,193
	Br Holdings Corp.	6,000	19,106
#*	BrainPad, Inc.	1,000	57,552
	Broadleaf Co., Ltd.	21,400	112,447
	BRONCO BILLY Co., Ltd.	2,300	47,708
	Business Brain Showa-Ota, Inc.	1,100	24,206
	Can Do Co., Ltd.	2,200	32,888
	Career Design Center Co., Ltd.	1,000	14,555
#*	CareerIndex, Inc.	1,400	9,459
	Carta Holdings, Inc.	4,100	45,827
	Central Automotive Products, Ltd.	2,100	38,337
#	Central Security Patrols Co., Ltd.	1,900	85,374
	Central Sports Co., Ltd.	1,700	48,355
#	Ceres, Inc.	1,300	19,212
	Charm Care Corp. KK	1,100	19,178
	Chikaranomoto Holdings Co., Ltd.	1,900	17,229
	CHIMNEY Co., Ltd.	1,500	33,067
	CMIC Holdings Co., Ltd.	3,100	52,931
	cocokara fine, Inc.	4,300	226,620
	Colowide Co., Ltd.	14,800	288,451
	Computer Engineering & Consulting, Ltd.	6,200	137,962
	Comture Corp.	1,900	72,767
	CONEXIO Corp.	3,900	52,625
	Core Corp.	2,000	26,303
	Cota Co., Ltd.	3,146	34,194
#	CRE, Inc.	1,600	16,683
#	Create Restaurants Holdings, Inc.	10,200	152,232
	Create SD Holdings Co., Ltd.	5,100	114,250
	Creek & River Co., Ltd.	2,400	29,250
	Cresco, Ltd.	1,400	49,318
*	CRI Middleware Co., Ltd.	700	15,918
	CTS Co., Ltd.	6,800	41,810
	Cube System, Inc.	1,300	10,346
#	Cybernet Systems Co., Ltd.	4,400	27,341
	Cybozu, Inc.	5,000	59,031
	Daihen Corp.	900	24,919
	Dai-Ichi Cutter Kogyo K.K.	1,000	16,152
	Daiken Medical Co., Ltd.	3,200	18,184

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiki Axis Co., Ltd.	1,100	$8,574
#	Daikokutenbussan Co., Ltd.	1,600	48,049
	Daio Paper Corp.	2,700	32,248
	Daiohs Corp.	1,200	15,970
	Daiseki Co., Ltd.	6,900	163,966
	Daito Pharmaceutical Co., Ltd.	2,400	66,899
	Daiwabo Holdings Co., Ltd.	4,100	198,688
	DD Holdings Co., Ltd.	500	13,864
	Dear Life Co., Ltd.	3,500	15,008
	Densan System Co., Ltd.	1,000	29,447
	Digital Arts, Inc.	2,700	273,346
#	Digital Hearts Holdings Co., Ltd.	2,800	27,930
#	Digital Information Technologies Corp.	2,800	45,127
	Dip Corp.	8,100	166,271
	DKS Co., Ltd.	1,200	35,454
	DMG Mori Co., Ltd.	26,400	382,414
#	Double Standard, Inc.	600	25,764
	DTS Corp.	10,200	222,961
	Dvx, Inc.	1,700	12,385
#	EAT&Co, Ltd.	600	9,031
	Ebase Co., Ltd.	2,200	23,947
	Eco's Co., Ltd.	1,600	21,783
	EF-ON, Inc.	5,119	41,946
	eGuarantee, Inc.	5,500	58,966
#	E-Guardian, Inc.	2,300	40,915
	Eiken Chemical Co., Ltd.	6,900	115,946
	Elan Corp.	2,400	38,274
	Elecom Co., Ltd.	4,400	159,319
#	EM Systems Co., Ltd.	4,000	61,628
*	Enigmo, Inc.	5,600	59,907
	en-japan, Inc.	7,700	315,875
	EPS Holdings, Inc.	8,300	127,792
	ES-Con Japan, Ltd.	8,800	55,277
#	Escrow Agent Japan, Inc.	3,500	7,648
	Evolable Asia Corp.	1,100	26,008
	Extreme Co., Ltd.	400	7,307
	F&M Co., Ltd.	1,000	11,515
	F@N Communications, Inc.	9,900	49,948
	FCC Co., Ltd.	8,200	159,343
*	FDK Corp.	1,700	12,863
*	FFRI, Inc.	600	20,073
	Financial Products Group Co., Ltd.	16,000	140,961
	FINDEX, Inc.	2,300	19,857
#	First Brothers Co., Ltd.	400	3,969
	First-corp, Inc.	1,200	6,731
	Fixstars Corp.	4,000	66,072
	Focus Systems Corp.	1,300	10,164
	Forval Corp.	1,800	15,435
#	Freebit Co., Ltd.	2,100	21,110
#	Fronteo, Inc.	2,700	9,440
#	FTGroup Co., Ltd.	2,600	36,792
	Fuji Corp.	1,300	24,321
#	Fuji Kyuko Co., Ltd.	5,100	195,851
	Fuji Pharma Co., Ltd.	3,800	50,921
	Fuji Seal International, Inc.	9,100	266,606
#	Fujio Food System Co., Ltd.	2,200	52,210
	Fujita Kanko, Inc.	2,100	52,591
	Fujitsu General, Ltd.	14,200	226,931
	Fukuda Denshi Co., Ltd.	1,500	98,522

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fukui Computer Holdings, Inc.	1,800	$37,713
	Fukushima Industries Corp.	3,100	96,247
	FULLCAST Holdings Co., Ltd.	5,400	110,415
	Funai Soken Holdings, Inc.	9,130	208,333
	Furuya Metal Co., Ltd.	500	16,672
	Furyu Corp.	3,000	29,762
	Fuso Chemical Co., Ltd.	4,500	93,955
	Future Corp.	5,500	97,822
	G-7 Holdings, Inc.	1,800	48,856
	Gakken Holdings Co., Ltd.	500	22,494
#	Gakkyusha Co., Ltd.	1,800	21,682
	Gakujo Co., Ltd.	1,800	20,258
	Genki Sushi Co., Ltd.	1,700	47,873
	Genky DrugStores Co., Ltd.	1,700	33,040
	Giken, Ltd.	3,900	114,273
	GLOBERIDE, Inc.	2,100	62,566
	GMO Cloud K.K.	700	20,048
	GMO Financial Holdings, Inc.	10,300	55,960
	GMO internet, Inc.	17,000	276,358
	GMO Pepabo, Inc.	500	17,545
	Golf Digest Online, Inc.	2,100	11,121
	Good Com Asset Co., Ltd.	1,500	21,135
	Grace Technology, Inc.	1,200	31,662
	Greens Co., Ltd.	800	10,892
	GS Yuasa Corp.	2,300	43,017
#*	Gunosy, Inc.	3,200	47,745
	Gurunavi, Inc.	8,200	50,579
	HABA Laboratories, Inc.	800	64,880
#	Hagihara Industries, Inc.	2,400	29,854
	Hakudo Co., Ltd.	1,700	21,795
	Halows Co., Ltd.	1,900	39,345
	Hamakyorex Co., Ltd.	4,300	153,643
#	Hamee Corp.	1,100	7,263
#	Handsman Co., Ltd.	1,800	19,476
	Harada Industry Co., Ltd.	2,000	15,572
	Hazama Ando Corp.	31,300	215,763
#	Helios Techno Holdings Co., Ltd.	4,900	28,855
	Hibino Corp.	1,000	23,235
#	Hiday Hidaka Corp.	6,574	127,055
	Hinokiya Group Co., Ltd.	1,400	26,567
	Hioki EE Corp.	2,200	74,814
	Hiramatsu, Inc.	10,000	32,986
	Hirata Corp.	1,600	97,859
	Hirose Tusyo, Inc.	400	6,880
	HIS Co., Ltd.	6,200	151,211
	Hito Communications Holdings, Inc.	1,300	22,055
	Hochiki Corp.	3,000	37,371
	Hokuetsu Industries Co., Ltd.	6,100	66,331
	Hokuto Corp.	6,500	110,799
	Hosokawa Micron Corp.	800	32,369
*	Hotland Co., Ltd.	2,400	32,046
#	House Do Co., Ltd.	1,000	15,171
	I K K, Inc.	2,000	12,983
	IBJ, Inc.	5,800	47,014
#	Ichibanya Co., Ltd.	3,364	158,453
	Ichigo, Inc.	60,600	218,969
	Ichikoh Industries, Ltd.	7,000	44,782
#	Ichimasa Kamaboko Co., Ltd.	1,900	18,081
	ID Holdings Corp.	2,100	22,794

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Idec Corp.	6,800	$122,125
	Ihara Science Corp.	1,700	19,774
	Imuraya Group Co., Ltd.	2,700	51,427
	I-Net Corp.	3,440	46,153
	Infocom Corp.	6,000	148,716
	Infomart Corp.	22,500	303,491
	Information Services International-Dentsu, Ltd.	2,900	100,693
	Insource Co., Ltd.	1,600	46,889
	Intage Holdings, Inc.	7,400	62,533
#	Intelligent Wave, Inc.	3,700	31,655
#	Inter Action Corp.	2,500	43,443
	Internet Initiative Japan, Inc.	6,200	115,875
	Inui Global Logistics Co., Ltd.	2,800	22,560
	IR Japan Holdings, Ltd.	1,000	26,069
	Iriso Electronics Co., Ltd.	4,700	214,397
#	I'rom Group Co., Ltd.	1,400	22,054
	ISB Corp.	1,100	17,332
#*	Ishikawa Seisakusho, Ltd.	1,100	14,324
#*	Istyle, Inc.	9,300	70,139
*	ITbook Holdings Co., Ltd.	2,300	7,364
	Itfor, Inc.	5,600	47,939
#*	Itokuro, Inc.	1,600	24,991
	Iwatani Corp.	7,800	257,478
	JAC Recruitment Co., Ltd.	3,100	71,668
	Jalux, Inc.	1,300	30,044
	Jamco Corp.	2,400	43,735
	Japan Aviation Electronics Industry, Ltd.	3,900	54,316
#	Japan Best Rescue System Co., Ltd.	4,500	58,991
	Japan Elevator Service Holdings Co., Ltd.	2,600	65,659
#	Japan Investment Adviser Co., Ltd.	2,600	43,892
	Japan Lifeline Co., Ltd.	14,500	255,204
	Japan Material Co., Ltd.	12,900	167,947
#	Japan Meat Co., Ltd.	2,800	46,387
	Japan Medical Dynamic Marketing, Inc.	4,300	53,839
	Japan Property Management Center Co., Ltd.	2,000	20,848
	Japan Steel Works, Ltd. (The)	15,800	275,105
	JBCC Holdings, Inc.	3,900	57,402
	JCU Corp.	5,600	105,040
	Jeol, Ltd.	8,200	184,262
*	JIG-SAW, Inc.	600	27,556
	JINS Holdings, Inc.	3,300	173,717
*	Jolly - Pasta Co., Ltd.	700	12,081
	JP-Holdings, Inc.	12,900	33,840
	Justsystems Corp.	7,700	259,813
	Kadoya Sesame Mills, Inc.	600	22,324
	Kakiyasu Honten Co., Ltd.	1,900	37,325
#	Kamakura Shinsho, Ltd.	4,000	55,302
	Kameda Seika Co., Ltd.	3,000	140,121
	Kanamic Network Co., Ltd.	600	12,137
	Kanematsu Electronics, Ltd.	3,400	93,254
	Kanto Denka Kogyo Co., Ltd.	11,100	75,845
	Kappa Create Co., Ltd.	4,100	52,377
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,700	47,634
	KeePer Technical Laboratory Co., Ltd.	1,500	17,129
	Kenko Mayonnaise Co., Ltd.	1,600	36,560
	KFC Holdings Japan, Ltd.	1,200	23,567
	KH Neochem Co., Ltd.	7,000	173,431
	Kintetsu Department Store Co., Ltd.	2,000	57,091
	Kirindo Holdings Co., Ltd.	800	12,988

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ki-Star Real Estate Co., Ltd.	1,600	$24,092
#	Kitanotatsujin Corp.	12,300	79,457
	Kito Corp.	4,300	63,670
	Kitz Corp.	18,500	125,698
#*	KLab, Inc.	5,700	46,651
	KOMEDA Holdings Co., Ltd.	11,500	212,962
#	Koshidaka Holdings Co., Ltd.	9,500	134,389
	Kotobuki Spirits Co., Ltd.	4,700	277,247
	Kourakuen Holdings Corp.	2,800	77,586
	Kozo Keikaku Engineering, Inc.	500	10,111
	Krosaki Harima Corp.	600	32,905
	Kumagai Gumi Co., Ltd.	9,100	243,274
	Kura Sushi, Inc.	2,800	114,782
	Kushikatsu Tanaka Holdings Co.	300	5,397
#	Kyoden Co., Ltd.	5,000	15,145
	Kyoritsu Maintenance Co., Ltd.	1,720	74,049
#	LAC Co., Ltd.	2,200	34,202
#	Lacto Japan Co., Ltd.	1,400	42,921
#*	LAND Co., Ltd.	102,400	6,541
	Lasertec Corp.	8,400	399,589
	LEC, Inc.	5,800	68,066
	Life Corp.	4,900	101,040
	LIFULL Co., Ltd.	12,800	59,185
#	Like Co., Ltd.	1,800	30,805
#*	LIKE Kidsnext Co., Ltd.	900	8,815
	Linical Co., Ltd.	2,500	24,160
#	Link And Motivation, Inc.	11,400	58,497
*	Litalico, Inc.	800	13,968
*	M&A Capital Partners Co., Ltd.	1,700	113,574
	Macromill, Inc.	7,600	88,241
	Maeda Kosen Co., Ltd.	4,400	73,586
	Mamezou Holdings Co., Ltd.	4,100	55,465
	Mani, Inc.	2,700	194,033
	MarkLines Co., Ltd.	1,700	28,991
	Maruha Nichiro Corp.	7,500	219,102
	Maruwa Co., Ltd.	2,200	135,312
#	Maruwa Unyu Kikan Co., Ltd.	2,200	94,025
	Marvelous, Inc.	8,500	60,345
	Matching Service Japan Co., Ltd.	2,000	31,598
	Matsuyafoods Holdings Co., Ltd.	2,000	65,917
	MCJ Co., Ltd.	17,000	124,314
	MEC Co., Ltd.	3,900	38,455
	Media Do Holdings Co., Ltd.	900	28,662
*	Medical Data Vision Co., Ltd.	4,900	49,072
	Medical System Network Co., Ltd.	5,500	26,858
#*	MedPeer, Inc.	3,200	46,270
	Megachips Corp.	4,400	65,667
	Megmilk Snow Brand Co., Ltd.	5,100	108,981
#	Meiko Electronics Co., Ltd.	5,600	94,463
#	Meiko Network Japan Co., Ltd.	4,100	35,313
	Meitec Corp.	6,400	329,837
	Melco Holdings, Inc.	400	10,430
#	Members Co., Ltd.	1,000	17,984
	Menicon Co., Ltd.	5,900	216,975
	METAWATER Co., Ltd.	2,800	93,703
	Micronics Japan Co., Ltd.	7,100	67,750
	Mie Kotsu Group Holdings, Inc.	11,100	57,704
	Milbon Co., Ltd.	5,860	285,936
	Mimaki Engineering Co., Ltd.	2,700	14,641

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Miraca Holdings, Inc.	12,600	$284,886
#	Miroku Jyoho Service Co., Ltd.	4,700	146,896
	Mitani Corp.	400	19,790
	Mitani Sekisan Co., Ltd.	2,300	63,030
	Mitsubishi Logisnext Co., Ltd.	6,500	66,459
#	Mizuho Medy Co., Ltd.	1,000	22,880
#*	Mobile Factory, Inc.	1,000	14,361
#	Monex Group, Inc.	47,000	139,549
	Monogatari Corp. (The)	1,300	110,499
	Morinaga Milk Industry Co., Ltd.	4,600	178,506
	Morita Holdings Corp.	7,000	114,915
#	Morozoff, Ltd.	600	27,066
	MTI, Ltd.	7,300	52,728
	Musashi Seimitsu Industry Co., Ltd.	10,900	142,624
*	Mynet, Inc.	800	4,670
	N Field Co., Ltd.	2,600	16,345
	NAC Co., Ltd.	2,300	20,807
	Nagatanien Holdings Co., Ltd.	2,700	51,390
	Nagawa Co., Ltd.	1,400	64,615
	Naigai Trans Line, Ltd.	1,400	16,849
	Nakamoto Packs Co., Ltd.	400	5,480
	Nakanishi, Inc.	16,800	306,679
	Natori Co., Ltd.	1,600	23,303
	New Art Holdings Co., Ltd.	65,800	27,247
	Newton Financial Consulting, Inc.	900	18,659
	Nextage Co., Ltd.	5,000	56,499
#	Nexyz Group Corp.	1,800	33,220
	NF Corp.	1,000	20,638
	Nichias Corp.	13,500	241,795
	Nichiban Co., Ltd.	2,400	41,631
	Nichiha Corp.	6,300	164,325
	NichiiGakkan Co., Ltd.	10,500	166,151
	Nihon Chouzai Co., Ltd.	1,600	48,528
	Nihon Flush Co., Ltd.	2,400	64,347
	Nikkiso Co., Ltd.	7,800	99,828
	Nippon Air Conditioning Services Co., Ltd.	5,100	33,845
#	Nippon Carbon Co., Ltd.	3,100	118,947
	Nippon Commercial Development Co., Ltd.	2,300	31,981
#	Nippon Computer Dynamics Co., Ltd.	1,900	14,936
	Nippon Concept Corp.	1,100	12,246
	Nippon Gas Co., Ltd.	8,100	227,353
#	Nippon Kodoshi Corp.	1,300	17,613
	Nippon Parking Development Co., Ltd., Class C	52,400	81,549
#*	Nippon Sharyo, Ltd.	2,300	52,615
	Nippon Suisan Kaisha, Ltd.	23,100	145,573
	Nippon Systemware Co., Ltd.	1,600	40,842
	Nipro Corp.	19,500	216,177
	Nishio Rent All Co., Ltd.	3,600	100,640
	Nissei ASB Machine Co., Ltd.	2,000	49,966
	Nissin Electric Co., Ltd.	4,900	56,296
	Nittoc Construction Co., Ltd.	4,800	26,293
	Noevir Holdings Co., Ltd.	3,900	203,571
	Nohmi Bosai, Ltd.	500	10,185
	Nojima Corp.	7,100	114,317
	Nomura Co., Ltd.	19,600	265,409
#	NS Tool Co., Ltd.	2,200	40,810
	NSD Co., Ltd.	8,600	264,895
	NuFlare Technology, Inc.	400	28,253
	Oat Agrio Co., Ltd.	400	4,763

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Obara Group, Inc.	3,000	$103,839
	Oenon Holdings, Inc.	11,500	40,538
	Ohsho Food Service Corp.	3,200	196,737
#*	Oisix ra daichi, Inc.	4,500	59,570
	Okada Aiyon Corp.	1,600	18,541
	Okamoto Industries, Inc.	2,500	115,996
	Oki Electric Industry Co., Ltd.	19,800	263,357
	Okinawa Cellular Telephone Co.	2,800	93,573
	OKUMA Corp.	4,300	223,560
	Ootoya Holdings Co., Ltd.	1,500	30,233
*	Open Door, Inc.	1,900	47,767
	Optex Group Co., Ltd.	8,120	102,554
	Oriental Consultants Holdings Co., Ltd.	700	12,439
#	Oro Co., Ltd.	1,000	22,467
	Osaka Soda Co., Ltd.	700	17,061
	OSAKA Titanium Technologies Co., Ltd.	4,400	71,730
	OSG Corp.	10,200	202,457
	OSJB Holdings Corp.	31,600	71,373
	Outsourcing, Inc.	28,200	335,683
	PAL GROUP Holdings Co., Ltd.	2,600	81,070
#	PAPYLESS Co., Ltd.	1,400	27,393
	Paraca, Inc.	1,800	34,453
	Paramount Bed Holdings Co., Ltd.	3,000	114,736
	Pasona Group, Inc.	3,300	50,241
	PCI Holdings, Inc.	900	18,378
	Penta-Ocean Construction Co., Ltd.	67,300	325,906
#	Pepper Food Service Co., Ltd.	2,500	38,674
#*	Phil Co., Inc.	400	12,517
	PIA Corp.	1,400	59,156
	Pickles Corp.	800	17,065
	Pilot Corp.	4,300	162,406
	Poletowin Pitcrew Holdings, Inc.	6,900	73,686
	Prestige International, Inc.	12,000	183,737
	Prima Meat Packers, Ltd.	6,900	129,174
	Pronexus, Inc.	2,000	19,885
	Pro-Ship, Inc.	1,200	13,759
	Proto Corp.	4,600	47,862
	Qol Holdings Co., Ltd.	5,400	81,163
	Quick Co., Ltd.	2,900	43,214
	Raccoon Holdings, Inc.	3,500	20,238
	Raito Kogyo Co., Ltd.	11,400	150,030
	Raiznext Corp.	9,300	98,954
	Rakus Co., Ltd.	3,400	86,845
	Raysum Co., Ltd.	5,100	48,357
	RECOMM Co., Ltd.	11,900	15,453
	Relia, Inc.	7,600	89,779
#*	Remixpoint, Inc.	4,900	11,220
	Renaissance, Inc.	3,800	56,281
#*	RENOVA, Inc.	6,200	48,148
#	Resol Holdings Co., Ltd.	500	18,541
	Resorttrust, Inc.	18,500	267,998
	Rheon Automatic Machinery Co., Ltd.	5,200	87,258
	Ride On Express Holdings Co., Ltd.	1,500	19,296
#	Ringer Hut Co., Ltd.	5,500	128,965
	Rion Co., Ltd.	1,300	28,648
	Riso Kagaku Corp.	5,800	91,521
	Riso Kyoiku Co., Ltd.	28,800	134,552
	Rock Field Co., Ltd.	3,300	42,644
	Rokko Butter Co., Ltd.	3,200	52,847

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Roland DG Corp.	3,800	$79,687
	Rorze Corp.	2,100	51,074
	Round One Corp.	17,800	270,549
	Royal Holdings Co., Ltd.	7,000	173,750
*	Rozetta Corp.	1,300	39,608
	RS Technologies Co., Ltd.	1,000	30,987
	S Foods, Inc.	4,200	128,938
#	S&B Foods, Inc.	800	30,092
#	Sagami Rubber Industries Co., Ltd.	2,000	30,965
	Saison Information Systems Co., Ltd.	1,200	22,782
	Saizeriya Co., Ltd.	6,900	161,268
	Sakai Moving Service Co., Ltd.	2,600	154,861
	Sakura Internet, Inc.	8,800	51,277
	San-A Co., Ltd.	300	12,044
*	Sanix, Inc.	9,100	19,209
	Sankyo Frontier Co., Ltd.	1,100	34,017
	Sanyo Trading Co., Ltd.	1,200	26,884
	Sapporo Holdings, Ltd.	8,100	182,699
	Sato Foods Co., Ltd.	600	20,391
	Sato Holdings Corp.	6,400	154,581
	SBS Holdings, Inc.	4,200	61,938
#	Scala, Inc.	3,700	31,761
#	SCREEN Holdings Co., Ltd.	6,100	330,534
#	SEC Carbon, Ltd.	400	35,896
	Seed Co., Ltd.	3,000	29,239
	Seiren Co., Ltd.	10,200	140,415
	Senko Group Holdings Co., Ltd.	17,100	133,972
	Seria Co., Ltd.	7,400	173,010
	SFP Holdings Co., Ltd.	1,900	37,752
#	Shibaura Electronics Co., Ltd.	1,400	37,604
	Shibuya Corp.	3,400	94,016
*	Shidax Corp.	6,500	13,851
*	SHIFT, Inc.	1,200	55,629
	Shinwa Co., Ltd.	2,000	41,645
#	Shoei Co., Ltd.	3,000	125,261
#	Shoei Foods Corp.	2,100	60,072
	Showa Corp.	3,900	52,461
	Showa Sangyo Co., Ltd.	3,700	104,358
	SIGMAXYZ, Inc.	2,800	35,519
#	Siix Corp.	7,500	94,720
	Sinfonia Technology Co., Ltd.	3,200	36,678
	Sinko Industries, Ltd.	3,300	47,163
	SK-Electronics Co., Ltd.	1,400	30,109
	SMS Co., Ltd.	16,400	364,147
	Snow Peak, Inc.	1,600	19,899
#	Softbank Technology Corp.	2,500	50,565
#	Softbrain Co., Ltd.	5,500	29,722
	Softcreate Holdings Corp.	2,100	33,853
	Software Service, Inc.	800	76,417
	Sogo Medical Holdings Co., Ltd.	2,300	34,758
	Solasto Corp.	10,900	118,944
	SoldOut, Inc.	800	13,859
#	Soliton Systems K.K.	1,900	19,184
#	Sourcenext Corp.	13,400	50,469
	Sparx Group Co., Ltd.	25,500	52,859
#	S-Pool, Inc.	2,700	64,629
	SRA Holdings	2,500	56,048
	SRS Holdings Co., Ltd.	5,000	46,736
	St Marc Holdings Co., Ltd.	3,600	76,446

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Star Mica Holdings Co., Ltd.	1,700	$28,144
	Star Micronics Co., Ltd.	8,100	106,284
	Starts Corp., Inc.	7,300	172,563
	St-Care Holding Corp.	1,100	5,150
	Stella Chemifa Corp.	2,300	64,682
	Step Co., Ltd.	2,100	29,388
	Strike Co., Ltd.	1,500	36,306
	Studio Alice Co., Ltd.	2,200	40,717
	Sumida Corp.	5,500	58,041
	Sumitomo Mitsui Construction Co., Ltd.	42,180	224,207
	Sumitomo Osaka Cement Co., Ltd.	1,700	64,924
	Sushiro Global Holdings, Ltd.	3,900	239,194
#*	Synchro Food Co., Ltd.	1,800	9,617
#	System Information Co., Ltd.	4,400	49,862
	System Research Co., Ltd.	500	18,622
	Systena Corp.	16,900	280,846
	Syuppin Co., Ltd.	4,200	28,512
	Taiyo Holdings Co., Ltd.	4,100	125,769
	Takagi Seiko Corp.	600	14,141
	Takamiya Co., Ltd.	3,600	26,164
	Takara Leben Co., Ltd.	6,000	20,942
	Takemoto Yohki Co., Ltd.	1,400	15,005
	Takeuchi Manufacturing Co., Ltd.	9,000	139,196
	Tama Home Co., Ltd.	2,700	37,365
	Tamron Co., Ltd.	3,000	67,127
#	Tanseisha Co., Ltd.	9,100	107,925
	Tayca Corp.	3,000	63,097
#	Tazmo Co., Ltd.	1,100	8,803
	TDC Soft, Inc.	4,100	32,885
	Tear Corp.	1,700	10,039
	TechMatrix Corp.	3,600	71,923
	TechnoPro Holdings, Inc.	8,900	502,581
	Tecnos Japan, Inc.	3,400	19,277
	Tenpos Holdings Co., Ltd.	1,600	31,934
#*	Terilogy Co., Ltd.	1,600	12,506
	T-Gaia Corp.	4,800	97,082
	TKC Corp.	600	24,942
	Tocalo Co., Ltd.	14,100	105,414
	Toei Animation Co., Ltd.	800	33,465
	Toho Titanium Co., Ltd.	9,400	73,229
	Tokai Corp.	4,200	82,630
	TOKAI Holdings Corp.	21,800	185,982
	Token Corp.	640	36,739
	Tokuyama Corp.	13,200	303,839
#*	Tokyo Base Co., Ltd.	3,600	24,489
	Tokyo Individualized Educational Institute, Inc.	3,400	28,562
	Tokyo Seimitsu Co., Ltd.	8,500	238,354
	Tokyu Construction Co., Ltd.	18,800	128,590
	Tomy Co., Ltd.	20,700	264,379
	Topcon Corp.	24,900	290,713
	Toridoll Holdings Corp.	5,400	122,073
#	Torikizoku Co., Ltd.	1,400	27,293
	Toshiba TEC Corp.	6,100	180,828
	Tosho Co., Ltd.	4,200	104,386
#	Totech Corp.	1,400	30,560
	Totetsu Kogyo Co., Ltd.	5,500	150,413
	Tow Co., Ltd.	5,300	37,935
	Towa Pharmaceutical Co., Ltd.	7,500	188,209
#	Toyo Gosei Co., Ltd.	700	11,245

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyo Tire Corp	3,200	$41,803
	Trancom Co., Ltd.	1,900	109,484
	Transaction Co., Ltd.	1,800	17,659
	Tri Chemical Laboratories, Inc.	1,600	81,855
	Trust Tech, Inc.	3,800	54,052
	Tsubaki Nakashima Co., Ltd.	9,700	167,246
	Tsugami Corp.	11,500	92,502
	Tsukui Corp.	13,000	59,776
#	Tsuzuki Denki Co., Ltd.	1,400	15,480
	Ulvac, Inc.	9,400	393,457
*	Umenohana Co., Ltd.	1,000	23,448
	United Arrows, Ltd.	5,500	157,621
*	Unitika, Ltd.	14,200	53,994
#	Urbanet Corp. Co., Ltd.	4,400	13,911
	UT Group Co., Ltd.	6,200	136,043
#	V Technology Co., Ltd.	2,400	112,900
	Valor Holdings Co., Ltd.	8,900	183,725
	Valqua, Ltd.	4,400	87,678
	Value HR Co., Ltd.	500	15,816
	ValueCommerce Co., Ltd.	3,700	64,060
*	V-Cube, Inc.	3,100	16,765
*	Vector, Inc.	7,000	60,270
	Vertex Corp.	1,060	12,985
*	VIA Holdings, Inc.	3,800	22,230
	VINX Corp.	1,200	13,419
*	Vision, Inc.	2,000	95,531
	VT Holdings Co., Ltd.	19,500	76,643
	Wacom Co., Ltd.	37,900	133,507
	Waseda Academy Co., Ltd.	2,200	14,780
	Watahan & Co., Ltd.	1,000	20,995
	WATAMI Co., Ltd.	5,600	78,451
	WDB Holdings Co., Ltd.	1,600	40,469
	Weathernews, Inc.	1,500	42,993
#	West Holdings Corp.	3,500	37,298
	Will Group, Inc.	2,700	21,748
	WIN-Partners Co., Ltd.	3,900	43,044
	World Holdings Co., Ltd.	1,900	25,757
	Wowow, Inc.	1,300	31,331
	Yakuodo Co., Ltd.	2,100	46,122
	YAMADA Consulting Group Co., Ltd.	3,500	63,317
	Yamaichi Electronics Co., Ltd.	4,400	47,550
	YA-MAN, Ltd.	6,900	55,590
	Yamazen Corp.	13,700	130,159
	Yaoko Co., Ltd.	4,200	192,315
#	Yasunaga Corp.	1,900	24,823
	Yokogawa Bridge Holdings Corp.	2,700	41,971
	Yokowo Co., Ltd.	3,100	65,098
	Yomiuri Land Co., Ltd.	1,000	44,238
#	Yossix Co., Ltd.	600	14,105
	Yuasa Trading Co., Ltd.	1,099	30,975
#	Yume No Machi Souzou Iinkai Co., Ltd.	3,600	53,974
#	Yumeshin Holdings Co., Ltd.	11,300	82,730
	Zenrin Co., Ltd.	8,650	159,030
	ZIGExN Co., Ltd.	15,000	107,474
TOTAL JAPAN			47,802,146
NETHERLANDS — (2.6%)
	Aalberts NV	23,572	948,443
#	AMG Advanced Metallurgical Group NV	6,941	198,714

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Amsterdam Commodities NV	3,368	$71,054
*	Basic-Fit NV	7,611	239,686
#	BE Semiconductor Industries NV	21,231	628,346
	Corbion NV	14,030	458,594
#	Flow Traders	9,665	256,060
	GrandVision NV	11,922	357,348
	IMCD NV	13,115	1,155,431
	Nederland Apparatenfabriek	1,191	63,746
*	OCI NV	15,955	416,138
#	PostNL NV	53,950	92,351
	TKH Group NV	8,900	528,030
TOTAL NETHERLANDS			5,413,941
NEW ZEALAND — (0.6%)
	Briscoe Group, Ltd.	6,337	14,268
	Chorus, Ltd.	72,208	261,486
	Freightways, Ltd.	35,118	197,556
	Hallenstein Glasson Holdings, Ltd.	14,701	51,741
	Mainfreight, Ltd.	5,139	141,644
	NZX, Ltd.	49,049	38,270
*	Restaurant Brands New Zealand, Ltd.	7,015	45,230
	Skellerup Holdings, Ltd.	19,601	29,894
*	Synlait Milk, Ltd.	13,565	89,131
	Z Energy, Ltd.	70,277	298,894
TOTAL NEW ZEALAND			1,168,114
NORWAY — (1.0%)
	ABG Sundal Collier Holding ASA	115,530	46,464
	AF Gruppen ASA	8,315	158,343
	AKVA GROUP ASA	1,278	11,145
	Atea ASA	20,481	260,562
	Austevoll Seafood ASA	3,311	33,686
	Borregaard ASA	24,395	255,492
	Data Respons ASA	12,959	48,419
	DNO ASA	158,699	265,436
	Europris ASA	46,338	132,957
	Grieg Seafood ASA	11,611	165,155
*	Nordic Semiconductor ASA	2,889	14,301
	Norway Royal Salmon ASA	3,162	69,108
*	Norwegian Finans Holding ASA	20,138	139,670
#	Scatec Solar ASA	18,640	191,992
	Solon Eiendom ASA	3,821	15,376
	Spectrum ASA	7,426	50,685
	Veidekke ASA	26,327	237,215
TOTAL NORWAY			2,096,006
PORTUGAL — (0.4%)
	Altri SGPS SA	17,945	117,752
	CTT-Correios de Portugal SA	40,087	85,400
#	Mota-Engil SGPS SA	18,296	36,728
	Navigator Co. SA (The)	25,027	84,129
	NOS SGPS SA	74,988	465,629
TOTAL PORTUGAL			789,638
SINGAPORE — (0.9%)
	AEM Holdings, Ltd.	45,200	38,230
#	Best World International, Ltd.	67,600	66,906

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Boustead Singapore, Ltd.	52,200	$29,210
	BreadTalk Group, Ltd.	21,200	10,800
	Bukit Sembawang Estates, Ltd.	6,700	26,828
	China Sunsine Chemical Holdings, Ltd.	27,000	22,012
	CSE Global, Ltd.	100,500	33,618
	Delfi, Ltd.	46,100	43,703
	First Resources, Ltd.	124,200	140,689
	Food Empire Holdings, Ltd.	19,800	7,476
	Health Management International, Ltd.	52,961	27,742
	Hi-P International, Ltd.	45,200	45,104
	iFAST Corp., Ltd.	38,300	31,131
	Mandarin Oriental International, Ltd.	33,000	52,290
*	mm2 Asia, Ltd.	107,900	18,007
	Q&M Dental Group Singapore, Ltd.	73,100	25,495
	Raffles Medical Group, Ltd.	191,684	143,250
	Riverstone Holdings, Ltd.	63,400	41,503
	Sheng Siong Group, Ltd.	123,600	104,219
	SIA Engineering Co., Ltd.	24,100	46,369
	Singapore Post, Ltd.	331,400	232,059
	Singapore Press Holdings, Ltd.	16,600	26,542
	StarHub, Ltd.	126,400	138,494
	UMS Holdings, Ltd.	49,750	22,936
	Valuetronics Holdings, Ltd.	68,930	32,617
	Venture Corp., Ltd.	44,600	497,711
	Vicom, Ltd.	4,900	25,616
TOTAL SINGAPORE			1,930,557
SPAIN — (2.2%)
	Alantra Partners SA	1,874	31,209
#*	Amper SA	177,945	48,662
	Applus Services SA	14,878	209,136
	Atresmedia Corp. de Medios de Comunicacion SA	17,001	66,243
	Bolsas y Mercados Espanoles SHMSF SA	16,093	379,775
	Cellnex Telecom SA	26,474	990,083
	Cia de Distribucion Integral Logista Holdings SA	11,747	244,763
	CIE Automotive SA	15,213	384,665
	Elecnor SA	3,887	48,707
	Fomento de Construcciones y Contratas SA	14,779	188,157
*	Grupo Empresarial San Jose SA	5,264	47,719
*	Indra Sistemas SA	25,407	217,599
*	Masmovil Ibercom SA	11,738	265,863
	Mediaset Espana Comunicacion SA	26,601	156,161
	Prosegur Cia de Seguridad SA	46,866	218,730
	Vidrala SA	3,353	303,712
	Viscofan SA	7,149	349,926
	Zardoya Otis SA	42,030	288,120
TOTAL SPAIN			4,439,230
SWEDEN — (2.8%)
	AddLife AB, Class B	2,616	70,479
	AddTech AB, Class B	14,812	388,349
	Avanza Bank Holding AB	27,623	246,497
	Beijer Alma AB	9,639	118,537
	Beijer Ref AB	15,712	348,276
	Bilia AB, Class A	19,888	175,581
	BioGaia AB, Class B	4,621	192,143
	Biotage AB	14,547	156,867
	Concentric AB	11,116	136,967

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	eWork Group AB	2,192	$16,851
	Fagerhult AB	15,965	98,721
#	Fenix Outdoor International AG	1,089	116,179
	HIQ International AB	8,416	44,341
	HMS Networks AB	7,219	125,325
#	Kindred Group P.L.C.	59,946	367,851
	KNOW IT AB	5,135	100,905
	Lagercrantz Group AB, Class B	15,403	192,354
	Loomis AB, Class B	13,706	471,436
	Mycronic AB	13,519	207,744
	Nederman Holding AB	944	11,694
	NetEnt AB	49,671	147,367
	Nobina AB	22,641	131,953
	Nolato AB, Class B	4,172	237,356
	Nordic Entertainment Group AB, Class B	1,959	46,833
	OEM International AB, Class B	2,829	70,334
*	Orexo AB	5,366	39,293
	Proact IT Group AB	2,175	38,257
*	RaySearch Laboratories AB	5,136	73,492
	Scandi Standard AB	5,437	34,720
	Sectra AB, Class B	5,780	194,065
	Sintercast AB	1,223	18,168
	SkiStar AB	10,441	121,054
	Sweco AB, Class B	1,138	31,736
	Thule Group AB	25,372	554,204
	Troax Group AB	11,463	108,840
	Vitrolife AB	15,088	290,354
TOTAL SWEDEN			5,725,123
SWITZERLAND — (4.9%)
	APG SGA SA	378	101,149
	Ascom Holding AG	10,273	133,387
	Belimo Holding AG	117	689,098
	Bossard Holding AG, Class A	1,650	227,516
	Bucher Industries AG	1,351	403,682
	Burkhalter Holding AG	1,198	88,322
	Cembra Money Bank AG	7,307	704,223
#	Cicor Technologies, Ltd.	459	23,143
	Clariant AG	15,387	281,168
	Daetwyler Holding AG	1,915	295,179
	dormakaba Holding AG	900	659,521
	Emmi AG	437	363,593
	Flughafen Zurich AG	4,078	744,709
	Forbo Holding AG	336	524,095
	Georg Fischer AG	1,001	862,831
	Gurit Holding AG	21	22,989
	Huber & Suhner AG	1,375	109,492
	Inficon Holding AG	551	343,715
	Interroll Holding AG	191	388,456
	Kardex AG	1,838	264,493
#	Komax Holding AG	1,048	196,482
*	Lastminute.com NV	1,326	40,070
	LEM Holding SA	118	163,084
	Logitech International SA	1,236	50,830
	Mobilezone Holding AG	10,073	92,970
	Orior AG	1,667	135,457
*	Panalpina Welttransport Holding AG	3,052	686,781
	Schaffner Holding AG	127	26,084
	SFS Group AG	4,622	354,773

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	VAT Group AG	6,824	$853,270
	VZ Holding AG	692	190,556
	Ypsomed Holding AG	835	106,362
TOTAL SWITZERLAND			10,127,480
UNITED KINGDOM — (16.2%)
	4imprint Group P.L.C.	6,520	221,298
	888 Holdings P.L.C.	57,126	105,664
	A.G. Barr P.L.C.	26,775	223,833
	Air Partner P.L.C.	7,145	6,213
	Ashmore Group P.L.C.	79,233	514,649
*	ASOS P.L.C.	6,488	203,739
	Avon Rubber P.L.C.	7,898	128,866
	B&M European Value Retail SA	199,513	895,533
	Bodycote P.L.C.	29,416	262,463
*	Boohoo Group P.L.C.	173,806	503,630
	Brewin Dolphin Holdings P.L.C.	70,084	271,539
	Britvic P.L.C.	62,876	698,569
	Burford Capital, Ltd.	31,434	572,430
*	Capita P.L.C.	267,765	377,641
	Card Factory P.L.C.	67,542	135,692
	City of London Investment Group P.L.C.	3,921	20,349
#	Clipper Logistics P.L.C.	14,003	45,527
	Coats Group PLC	45,064	43,756
	Computacenter P.L.C.	15,630	289,919
	Connect Group P.L.C.	39,116	17,942
	Cranswick P.L.C.	12,020	389,039
	CVS Group P.L.C.	9,703	109,275
	Devro P.L.C.	16,564	41,371
	Dignity P.L.C.	11,300	74,208
	Diploma P.L.C.	26,636	490,975
	Domino's Pizza Group P.L.C.	113,545	341,218
	Dunelm Group P.L.C.	23,513	263,520
	Electrocomponents P.L.C.	93,087	685,881
	EMIS Group P.L.C.	13,225	195,689
	Entertainment One, Ltd.	82,597	441,105
	Euromoney Institutional Investor P.L.C.	6,329	106,682
	FDM Group Holdings P.L.C.	18,865	188,859
	Ferrexpo P.L.C.	67,614	209,211
	Fevertree Drinks P.L.C.	20,796	589,538
*	Findel P.L.C.	9,958	28,202
	Forterra P.L.C.	46,952	159,964
*	Frontier Developments PLC	2,245	26,627
	G4S P.L.C.	339,949	789,004
	Games Workshop Group P.L.C.	7,924	434,885
	Gamma Communications P.L.C.	6,365	84,109
	Go-Ahead Group P.L.C. (The)	10,406	269,008
	GoCo Group P.L.C.	11,694	12,170
	Greencore Group P.L.C.	50,863	132,360
	Greggs P.L.C.	23,340	632,563
	Hastings Group Holdings P.L.C.	64,065	150,396
	Hays P.L.C.	323,616	604,376
	Hikma Pharmaceuticals P.L.C.	20,353	454,062
	Hill & Smith Holdings P.L.C.	17,981	246,934
	Hilton Food Group P.L.C.	17,237	195,171
	Hollywood Bowl Group P.L.C.	32,315	84,464
	HomeServe P.L.C.	70,694	978,138
	Howden Joinery Group P.L.C.	144,864	973,142
	Ibstock P.L.C.	35,880	100,695

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	IG Group Holdings P.L.C.	79,108	$549,877
	IMI P.L.C.	63,232	800,619
	Inmarsat P.L.C.	67,643	470,259
	Integrated Diagnostics Holdings P.L.C.	4,075	20,638
	iomart Group P.L.C.	15,321	63,198
	IWG P.L.C.	123,088	563,772
	J D Wetherspoon P.L.C.	17,187	320,464
	James Fisher & Sons P.L.C.	11,044	292,650
	James Halstead P.L.C.	14,355	89,014
	JD Sports Fashion P.L.C.	79,590	627,678
	John Menzies P.L.C.	19,696	99,231
	Johnson Service Group P.L.C.	57,379	120,797
	Joules Group P.L.C.	5,570	17,559
	Jupiter Fund Management P.L.C.	94,616	428,144
	Kainos Group P.L.C.	14,777	100,708
	KAZ Minerals P.L.C.	41,405	286,610
	KCOM Group P.L.C.	117,054	171,019
	Liontrust Asset Management P.L.C.	9,868	96,022
	Luceco P.L.C.	11,813	13,972
	Marshalls P.L.C.	48,408	373,590
	McBride P.L.C.	46,298	36,381
	Merlin Entertainments P.L.C.	162,617	889,569
	Midwich Group P.L.C.	5,428	35,551
	Mitie Group P.L.C.	90,044	179,866
	MJ Gleeson P.L.C.	875	8,927
	Moneysupermarket.com Group P.L.C.	124,537	557,488
	Morgan Advanced Materials P.L.C.	57,923	178,460
	Morses Club P.L.C.	6,091	9,620
	Mortgage Advice Bureau Holdings, Ltd.	6,163	44,850
	Motorpoint group P.L.C.	10,596	27,635
	Next Fifteen Communications Group P.L.C.	13,722	100,211
	Nichols P.L.C.	3,743	81,549
	On the Beach Group P.L.C.	28,665	164,608
*	Oxford Biomedica PLC	2,732	22,914
	Oxford Instruments P.L.C.	13,510	212,316
	Pagegroup P.L.C.	76,459	415,997
	Park Group P.L.C.	35,827	27,260
	PayPoint P.L.C.	15,890	181,975
	Petrofac, Ltd.	57,641	292,561
	Photo-Me International P.L.C.	62,058	75,149
	Polar Capital Holdings P.L.C.	15,887	110,398
	Polypipe Group P.L.C.	46,563	231,332
	Premier Asset Management Group P.L.C.	13,716	29,799
	Redde P.L.C.	57,142	79,220
#	Renew Holdings P.L.C.	11,521	56,193
	Renishaw P.L.C.	8,632	401,853
	Rhi Magnesita NV	2,062	111,661
	Ricardo P.L.C.	8,150	69,615
	Rightmove P.L.C.	64,155	410,324
	River & Mercantile Group P.L.C.	6,028	20,287
	RM P.L.C.	12,391	35,744
	Robert Walters P.L.C.	14,183	91,863
	Rotork P.L.C.	205,807	768,465
	Savills P.L.C.	32,628	376,596
	ScS Group P.L.C.	5,061	13,361
	Softcat P.L.C.	28,064	325,802
	SSP Group P.L.C.	103,436	884,759
	Staffline Group P.L.C.	4,590	6,444
	Stagecoach Group P.L.C.	105,708	168,051

International Small Cap Growth Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
SThree P.L.C.	27,763	$95,251
Synthomer P.L.C.	65,503	241,073
T Clarke P.L.C.	14,286	20,432
TalkTalk Telecom Group P.L.C.	177,396	226,705
Tarsus Group P.L.C.	25,064	128,913
Tate & Lyle P.L.C.	107,417	983,785
Telecom Plus P.L.C.	14,634	236,690
Topps Tiles P.L.C.	24,408	20,448
Ultra Electronics Holdings P.L.C.	13,741	325,807
Victrex P.L.C.	19,177	474,208
Vitec Group P.L.C. (The)	8,661	119,195
Vp P.L.C.	4,400	41,780
Watkin Jones P.L.C.	34,434	89,233
WH Smith P.L.C.	25,796	663,465
William Hill P.L.C.	122,464	226,440
Wilmington P.L.C.	4,671	11,128
XP Power, Ltd.	3,182	78,677
TOTAL UNITED KINGDOM		33,245,798
TOTAL COMMON STOCKS		195,616,030
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Fuchs Petrolub SE	10,954	419,744
Jungheinrich AG	7,385	164,226
Sixt SE	4,345	288,190
Villeroy & Boch AG	1,484	21,955
TOTAL GERMANY		894,115
TOTAL INVESTMENT SECURITIES		196,510,145

			Value†
SECURITIES LENDING COLLATERAL — (4.1%)
@§	DFA Short Term Investment Fund	730,951	8,457,836
TOTAL INVESTMENTS — (100.0%)
(Cost $190,058,411)^^			$204,967,981
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$13,700,660	—	$13,700,660
Austria	—	1,779,786	—	1,779,786
Belgium	—	2,828,925	—	2,828,925
Canada	$18,001,947	—	—	18,001,947
Denmark	—	3,588,382	—	3,588,382
Finland	—	4,041,195	—	4,041,195
France	—	8,789,171	—	8,789,171
Germany	—	14,130,724	—	14,130,724
Hong Kong	—	5,358,366	—	5,358,366
Ireland	—	524,064	—	524,064
Israel	—	2,180,633	—	2,180,633
Italy	—	7,954,144	—	7,954,144

International Small Cap Growth Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Japan	—	$47,802,146	—	$47,802,146
Netherlands	—	5,413,941	—	5,413,941
New Zealand	—	1,168,114	—	1,168,114
Norway	—	2,096,006	—	2,096,006
Portugal	—	789,638	—	789,638
Singapore	—	1,930,557	—	1,930,557
Spain	—	4,439,230	—	4,439,230
Sweden	—	5,725,123	—	5,725,123
Switzerland	$686,781	9,440,699	—	10,127,480
United Kingdom	—	33,245,798	—	33,245,798
Preferred Stocks
Germany	—	894,115	—	894,115
Securities Lending Collateral	—	8,457,836	—	8,457,836
TOTAL	$18,688,728	$186,279,253	—	$204,967,981

DFA Social Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (21.5%)
Federal Home Loan Bank
1.875%, 03/13/20		440	$439,380
4.125%, 03/13/20		500	506,275
1.875%, 11/29/21		1,700	1,697,937
2.625%, 12/10/21		1,500	1,524,071
2.250%, 03/11/22		1,500	1,513,228
3.250%, 03/08/24		250	265,473
2.875%, 06/14/24		700	731,829
5.375%, 08/15/24		800	934,242
2.875%, 09/13/24		2,500	2,616,863
2.750%, 12/13/24		2,700	2,813,605
3.125%, 09/12/25		1,000	1,059,115
5.750%, 06/12/26		200	246,066
3.000%, 09/11/26		1,200	1,275,096
3.000%, 03/10/28		500	531,884
3.250%, 06/09/28		3,190	3,434,767
# 3.250%, 11/16/28		3,100	3,359,968
Federal Home Loan Mortgage Corp.
6.750%, 09/15/29		700	981,936
6.750%, 03/15/31		2,250	3,249,799
6.250%, 07/15/32		1,550	2,217,222
Federal National Mortgage Association
2.000%, 01/05/22		2,000	2,004,918
2.375%, 01/19/23		1,500	1,525,118
# 2.625%, 09/06/24		3,600	3,728,263
2.125%, 04/24/26		2,800	2,823,202
# 1.875%, 09/24/26		4,700	4,655,630
6.250%, 05/15/29		2,130	2,879,990
7.125%, 01/15/30		500	723,561
7.250%, 05/15/30		1,650	2,422,870
6.625%, 11/15/30		3,100	4,424,092
Tennessee Valley Authority
3.875%, 02/15/21		1,000	1,028,262
2.875%, 09/15/24		1,249	1,301,317
6.750%, 11/01/25		600	763,895
2.875%, 02/01/27		2,700	2,818,453
7.125%, 05/01/30		1,350	1,941,343
TOTAL AGENCY OBLIGATIONS			62,439,670
BONDS — (53.4%)
3M Co.
0.950%, 05/15/23	EUR	700	811,452
2.875%, 10/15/27		850	868,695
ABB Finance USA, Inc.
2.875%, 05/08/22		100	101,417
Abbott Ireland Financing DAC
0.000%, 09/27/20	EUR	139	154,124
ABN AMRO Bank NV
0.500%, 07/17/23	EUR	200	227,311
			Face Amount^	Value†
			(000)

	Activision Blizzard, Inc.
#	3.400%, 06/15/27		100	$102,321
	Adobe, Inc.
	3.250%, 02/01/25		160	166,208
	Advance Auto Parts, Inc.
	4.500%, 12/01/23		200	213,259
	Aetna, Inc.
	2.750%, 11/15/22		250	250,516
	3.500%, 11/15/24		50	51,460
	Affiliated Managers Group, Inc.
	3.500%, 08/01/25		150	153,499
	Aflac, Inc.
	3.625%, 11/15/24		250	263,679
	3.250%, 03/17/25		50	51,805
	Ahold Finance USA LLC
	6.875%, 05/01/29		40	50,059
	Airbus SE
Ω	3.150%, 04/10/27		200	207,157
	Albemarle Corp.
	4.150%, 12/01/24		200	210,654
	Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27		600	613,703
	Allstate Corp. (The)
	3.150%, 06/15/23		500	515,600
	Alphabet, Inc.
	3.375%, 02/25/24		200	210,868
	1.998%, 08/15/26		200	195,540
	Amazon.com, Inc.
	3.150%, 08/22/27		800	840,419
	Ameren Corp.
	3.650%, 02/15/26		294	305,265
	American Express Credit Corp.
	3.300%, 05/03/27		700	735,133
	American Honda Finance Corp.
	0.550%, 03/17/23	EUR	100	113,323
	2.300%, 09/09/26		750	733,302
	American International Group, Inc.
	5.000%, 04/26/23	GBP	200	275,029
	4.125%, 02/15/24		350	372,193
	3.750%, 07/10/25		150	157,990
	3.900%, 04/01/26		200	211,213
	American Water Capital Corp.
#	2.950%, 09/01/27		100	101,045
	Ameriprise Financial, Inc.
	4.000%, 10/15/23		30	31,863
	3.700%, 10/15/24		400	422,843
	2.875%, 09/15/26		500	504,317
	AmerisourceBergen Corp.
	3.450%, 12/15/27		200	205,090

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Analog Devices, Inc.
	3.900%, 12/15/25		533	$564,857
	Anthem, Inc.
	3.500%, 08/15/24		150	155,321
	4.101%, 03/01/28		400	425,587
	ANZ New Zealand International Ltd.
Ω	3.450%, 07/17/27		500	518,065
	Aon P.L.C.
	3.500%, 06/14/24		275	286,516
	Apache Corp.
	4.375%, 10/15/28		200	203,109
	Apple, Inc.
	3.250%, 02/23/26		250	261,219
#	2.450%, 08/04/26		695	693,968
	3.350%, 02/09/27		1,300	1,368,502
	3.000%, 06/20/27		1,000	1,031,316
	3.000%, 11/13/27		500	517,249
	Applied Materials, Inc.
	3.300%, 04/01/27		300	313,747
	Arizona Public Service Co.
	3.150%, 05/15/25		100	102,910
	Arrow Electronics, Inc.
	3.875%, 01/12/28		400	399,402
	ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	225	253,872
	Asian Development Bank
	2.000%, 01/22/25		150	150,436
	AT&T, Inc.
	3.875%, 08/15/21		150	154,378
	3.000%, 02/15/22		50	50,730
	3.550%, 06/01/24		200	207,821
	3.950%, 01/15/25		350	369,788
	3.600%, 07/15/25		300	311,573
	3.800%, 02/15/27		200	208,499
	Australia & New Zealand Banking Group, Ltd.
	3.700%, 11/16/25		250	266,341
	Autodesk, Inc.
	4.375%, 06/15/25		150	159,261
	3.500%, 06/15/27		845	858,821
	Automatic Data Processing, Inc.
	3.375%, 09/15/25		600	636,158
	AutoZone, Inc.
	2.500%, 04/15/21		70	70,115
#	3.125%, 04/21/26		450	455,968
	Avnet, Inc.
	4.625%, 04/15/26		250	265,118
	AXIS Specialty Finance P.L.C.
#	4.000%, 12/06/27		728	753,596
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27		600	609,864
	Banco Santander SA
	3.800%, 02/23/28		200	205,263
			Face Amount^	Value†
			(000)

	Bank of America Corp.
	3.300%, 01/11/23		150	$154,007
	4.000%, 04/01/24		136	144,654
	Bank of America Corp., 3M USD LIBOR + 1.040%, FRN
(r)	3.419%, 12/20/28		120	123,468
	Bank of Montreal
	0.250%, 11/17/21	EUR	500	559,233
	1.375%, 12/29/21	GBP	100	123,054
	Bank of New York Mellon Corp. (The)
	3.650%, 02/04/24		300	316,387
	2.800%, 05/04/26		500	507,597
	Bank of Nova Scotia (The)
	0.375%, 04/06/22	EUR	500	561,484
	Barclays P.L.C.
	1.500%, 04/01/22	EUR	200	228,581
	4.375%, 01/12/26		500	516,374
	Bemis Co., Inc.
Ω	4.500%, 10/15/21		100	103,110
	Berkshire Hathaway, Inc.
	3.125%, 03/15/26		2,057	2,126,854
	Best Buy Co., Inc.
	4.450%, 10/01/28		500	532,412
	BlackRock, Inc.
	3.375%, 06/01/22		100	103,464
	3.200%, 03/15/27		350	365,845
	Booking Holdings, Inc.
	3.600%, 06/01/26		635	667,519
	Boston Scientific Corp.
	3.850%, 05/15/25		200	214,222
	BP Capital Markets America, Inc.
	3.119%, 05/04/26		750	771,373
	3.017%, 01/16/27		400	408,242
	BP Capital Markets P.L.C.
	3.535%, 11/04/24		50	52,496
	BPCE SA
	0.375%, 10/05/23	EUR	200	225,736
	4.000%, 04/15/24		500	532,822
	British Telecommunications P.L.C.
	1.125%, 03/10/23	EUR	200	230,836
	Brown & Brown, Inc.
	4.200%, 09/15/24		240	253,401
	Bunge, Ltd. Finance Corp.
	3.750%, 09/25/27		965	958,579
	Burlington Northern Santa Fe LLC
	3.000%, 04/01/25		75	77,065
	CA, Inc.
	4.500%, 08/15/23		100	103,590
	4.700%, 03/15/27		250	257,337
	Campbell Soup Co.
	4.150%, 03/15/28		86	90,572

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

Canadian Imperial Bank of Commerce
0.750%, 03/22/23	EUR	800	$917,728
Canadian Natural Resources, Ltd.
3.850%, 06/01/27		500	517,372
Canadian Pacific Railway Co.
# 2.900%, 02/01/25		50	51,059
Capital One Financial Corp.
3.750%, 04/24/24		50	52,622
3.200%, 02/05/25		260	265,271
3.750%, 03/09/27		700	727,419
Cardinal Health, Inc.
4.625%, 12/15/20		75	77,075
# 3.410%, 06/15/27		500	488,569
CBS Corp.
# 3.500%, 01/15/25		250	257,624
2.900%, 01/15/27		704	686,438
CenterPoint Energy Resources Corp.
4.000%, 04/01/28		200	213,000
Charles Schwab Corp. (The)
3.200%, 03/02/27		700	725,243
Chevron Corp.
2.954%, 05/16/26		1,600	1,654,392
Chubb INA Holdings, Inc.
3.350%, 05/15/24		50	52,400
Cigna Holding Co.
3.250%, 04/15/25		750	762,556
Cincinnati Financial Corp.
6.920%, 05/15/28		600	770,404
Cisco Systems, Inc.
2.200%, 02/28/21		50	50,078
Citigroup, Inc.
3.875%, 10/25/23		380	399,605
Clorox Co. (The)
3.900%, 05/15/28		750	820,436
CME Group, Inc.
3.000%, 03/15/25		85	88,001
CMS Energy Corp.
3.875%, 03/01/24		175	182,856
CNA Financial Corp.
3.950%, 05/15/24		300	316,059
4.500%, 03/01/26		280	302,279
Coca-Cola Co. (The)
3.150%, 11/15/20		48	48,562
3.200%, 11/01/23		600	625,280
2.250%, 09/01/26		740	738,377
2.900%, 05/25/27		400	415,695
Coca-Cola European Partners P.L.C.
1.125%, 05/26/24	EUR	150	175,822
Colgate-Palmolive Co.
3.250%, 03/15/24		100	104,820
Comcast Corp.
3.375%, 08/15/25		500	522,384
3.150%, 03/01/26		200	207,015
			Face Amount^	Value†
			(000)

	Commonwealth Bank of Australia
	2.400%, 11/02/20		250	$250,235
Ω	2.850%, 05/18/26		250	253,322
Ω	3.150%, 09/19/27		100	103,504
	ConocoPhillips Co.
	4.950%, 03/15/26		250	284,883
	ConocoPhillips Holding Co.
	6.950%, 04/15/29		614	825,659
	Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24		300	310,494
	Cooperatieve Rabobank UA
	3.875%, 02/08/22		50	51,864
	3.375%, 05/21/25		1,500	1,577,045
	Costco Wholesale Corp.
	3.000%, 05/18/27		1,200	1,243,662
	Cox Communications, Inc.
Ω	3.500%, 08/15/27		400	409,330
	Credit Suisse AG
	3.625%, 09/09/24		500	525,244
	CRH America Finance, Inc.
Ω	3.950%, 04/04/28		200	209,098
	CSX Corp.
	3.700%, 10/30/20		70	70,957
	CVS Health Corp.
	2.750%, 12/01/22		200	200,427
	3.875%, 07/20/25		505	527,461
	Danske Bank A.S.
	0.750%, 06/02/23	EUR	300	340,670
	Deere & Co.
	5.375%, 10/16/29		80	98,095
	Dexia Credit Local SA
	1.375%, 12/07/22	GBP	500	618,664
	Discovery Communications LLC
	3.500%, 06/15/22		50	51,039
	3.250%, 04/01/23		75	76,357
	3.900%, 11/15/24		150	156,056
#	4.900%, 03/11/26		200	218,889
	Dollar General Corp.
	3.250%, 04/15/23		100	102,515
	4.150%, 11/01/25		500	538,677
	Dollar Tree, Inc.
	4.200%, 05/15/28		600	624,770
	Dominion Energy Gas Holdings LLC
	2.800%, 11/15/20		250	251,264
	Dow Chemical Co. (The)
	3.000%, 11/15/22		30	30,363
	3.500%, 10/01/24		200	207,337
	DTE Energy Co.
	2.850%, 10/01/26		750	748,912
	Duke Energy Corp.
	3.750%, 04/15/24		275	288,843
	DXC Technology Co.
	4.750%, 04/15/27		700	752,229

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	E*TRADE Financial Corp.
	2.950%, 08/24/22		300	$302,305
	4.500%, 06/20/28		750	803,307
	Eastman Chemical Co.
	1.500%, 05/26/23	EUR	500	585,335
	Eaton Corp.
	3.103%, 09/15/27		400	406,597
	4.000%, 11/02/32		400	443,110
	Eaton Vance Corp.
	3.500%, 04/06/27		1,500	1,554,596
	eBay, Inc.
	2.600%, 07/15/22		175	175,841
	Ecolab, Inc.
	2.700%, 11/01/26		500	505,441
	Electricite de France SA
Ω	2.350%, 10/13/20		30	29,962
	Electronic Arts, Inc.
	4.800%, 03/01/26		250	279,635
	Emerson Electric Co.
	2.625%, 12/01/21		450	454,197
	Enbridge, Inc.
	3.500%, 06/10/24		300	309,587
#	3.700%, 07/15/27		500	523,228
	Enel Finance International NV
Ω	3.500%, 04/06/28		200	200,535
Ω	4.875%, 06/14/29		200	220,264
	Energy Transfer Operating L.P.
	4.750%, 01/15/26		200	215,620
	Enterprise Products Operating LLC
	3.900%, 02/15/24		200	211,483
	EOG Resources, Inc.
	3.150%, 04/01/25		200	206,861
	4.150%, 01/15/26		100	109,228
	EQT Corp.
#	3.900%, 10/01/27		600	536,635
	Equinor ASA
	0.875%, 02/17/23	EUR	200	229,868
	2.650%, 01/15/24		100	101,552
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		200	211,218
	European Investment Bank
	3.250%, 01/29/24		100	105,828
	Eversource Energy
	2.500%, 03/15/21		100	100,033
	Exelon Corp.
	2.850%, 06/15/20		150	150,418
	3.400%, 04/15/26		200	207,011
	Express Scripts Holding Co.
	3.900%, 02/15/22		75	77,504
	3.500%, 06/15/24		250	258,944
	3.400%, 03/01/27		56	57,028
	FedEx Corp.
	2.625%, 08/01/22		100	100,495
	1.000%, 01/11/23	EUR	300	342,579
	3.200%, 02/01/25		300	308,174
			Face Amount^	Value†
			(000)

	Fidelity National Information Services, Inc.
	5.000%, 10/15/25		63	$70,993
	Fifth Third Bancorp
	3.950%, 03/14/28		500	541,164
	Fluor Corp.
	1.750%, 03/21/23	EUR	200	231,297
#	4.250%, 09/15/28		1,000	1,041,666
	GATX Corp.
	3.250%, 09/15/26		400	400,894
	General Mills, Inc.
	3.150%, 12/15/21		200	203,202
#	4.200%, 04/17/28		400	435,349
	General Motors Co.
	4.200%, 10/01/27		300	304,696
	General Motors Financial Co., Inc.
	5.250%, 03/01/26		250	269,366
	Georgia Power Co.
	3.250%, 03/30/27		250	256,410
	Georgia-Pacific LLC
	7.750%, 11/15/29		40	56,676
	Goldman Sachs Group, Inc. (The)
	3.750%, 02/25/26		1,150	1,203,799
	Halliburton Co.
	3.500%, 08/01/23		200	206,998
	3.800%, 11/15/25		500	525,274
	Harley-Davidson, Inc.
	3.500%, 07/28/25		585	601,498
	Hasbro, Inc.
	3.150%, 05/15/21		97	97,960
	3.500%, 09/15/27		100	102,337
	Home Depot, Inc. (The)
	2.000%, 04/01/21		100	99,750
	Honeywell International, Inc.
	2.500%, 11/01/26		700	700,597
	HSBC Holdings P.L.C.
	4.000%, 03/30/22		350	362,910
	4.300%, 03/08/26		200	213,855
	Huntington Bancshares, Inc.
	3.150%, 03/14/21		75	75,805
	2.300%, 01/14/22		300	298,922
	Hyatt Hotels Corp.
	3.375%, 07/15/23		100	102,122
	Illinois Tool Works, Inc.
	3.500%, 03/01/24		100	104,926
	ING Bank NV
Ω	2.050%, 08/15/21		350	346,706
	ING Groep NV
	1.000%, 09/20/23	EUR	200	230,415
	Intel Corp.
#	3.150%, 05/11/27		500	524,812
	Inter-American Development Bank
	3.000%, 02/21/24		250	261,994

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

Intercontinental Exchange, Inc.
4.000%, 10/15/23		300	$318,309
3.750%, 12/01/25		250	266,610
International Business Machines Corp.
3.300%, 01/27/27		750	776,838
International Paper Co.
3.800%, 01/15/26		75	78,665
Interpublic Group of Cos., Inc. (The)
4.200%, 04/15/24		250	267,656
ITC Holdings Corp.
# 3.650%, 06/15/24		200	208,457
Janus Capital Group, Inc.
4.875%, 08/01/25		350	379,676
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27		400	424,568
JM Smucker Co. (The)
3.500%, 03/15/25		70	72,526
Johnson Controls International P.L.C.
1.000%, 09/15/23	EUR	376	431,688
JPMorgan Chase & Co.
3.250%, 09/23/22		150	154,130
# 3.875%, 02/01/24		500	529,896
3.900%, 07/15/25		330	351,344
2.950%, 10/01/26		500	505,525
Juniper Networks, Inc.
4.500%, 03/15/24		200	214,867
Kellogg Co.
2.750%, 03/01/23		75	75,174
3.250%, 04/01/26		200	204,127
3.400%, 11/15/27		500	512,182
Keurig Dr Pepper, Inc.
3.400%, 11/15/25		250	253,728
KeyBank NA
3.300%, 06/01/25		250	260,523
KeyCorp
5.100%, 03/24/21		100	104,305
Kimberly-Clark Corp.
2.400%, 06/01/23		50	50,374
Kohl's Corp.
4.750%, 12/15/23		67	71,119
Kommunekredit
0.000%, 09/08/22	EUR	400	449,637
Kommuninvest I Sverige AB
0.250%, 06/01/22	SEK	4,000	419,449
0.750%, 02/22/23	SEK	7,000	746,596
1.000%, 11/13/23	SEK	9,000	973,287
Kraft Heinz Foods Co.
3.500%, 06/06/22		200	204,700
3.950%, 07/15/25		400	415,947
Kroger Co. (The)
7.500%, 04/01/31		424	567,866
			Face Amount^	Value†
			(000)

	Laboratory Corp. of America Holdings
	3.600%, 09/01/27		750	$773,928
	Lear Corp.
	3.800%, 09/15/27		500	496,007
	Legg Mason, Inc.
	4.750%, 03/15/26		30	32,399
	Lincoln National Corp.
	3.350%, 03/09/25		75	76,523
	Lloyds Banking Group P.L.C.
	3.750%, 01/11/27		450	456,672
	Loews Corp.
	2.625%, 05/15/23		50	50,512
	3.750%, 04/01/26		200	211,201
	Lowe's Cos., Inc.
	3.875%, 09/15/23		50	52,712
	3.375%, 09/15/25		125	129,764
	2.500%, 04/15/26		500	494,383
	LyondellBasell Industries NV
	6.000%, 11/15/21		200	213,329
	5.750%, 04/15/24		300	336,652
	Macquarie Bank, Ltd.
Ω	3.900%, 01/15/26		250	262,847
	Manufacturers & Traders Trust Co.
	2.900%, 02/06/25		300	305,408
	Marathon Petroleum Corp.
	3.625%, 09/15/24		100	103,952
	5.125%, 12/15/26		100	110,632
	Markel Corp.
	5.350%, 06/01/21		30	31,392
	Marriott International, Inc.
	2.875%, 03/01/21		200	201,005
	4.000%, 04/15/28		100	105,597
	Marsh & McLennan Cos., Inc.
	2.750%, 01/30/22		300	303,152
#	3.500%, 03/10/25		250	261,130
	Mastercard, Inc.
	2.950%, 11/21/26		300	311,152
	Maxim Integrated Products, Inc.
	3.450%, 06/15/27		150	151,329
	McDonald's Corp.
	2.750%, 12/09/20		30	30,180
	2.625%, 01/15/22		300	302,707
	2.000%, 06/01/23	EUR	100	119,958
	0.625%, 01/29/24	EUR	200	228,461
#	3.700%, 01/30/26		150	160,040
	McKesson Corp.
	3.796%, 03/15/24		75	78,273
	Medtronic, Inc.
	3.500%, 03/15/25		112	118,835
	MetLife, Inc.
	3.600%, 04/10/24		50	52,714
	3.000%, 03/01/25		250	255,259
	Microsoft Corp.
	2.400%, 08/08/26		800	802,422
	3.300%, 02/06/27		400	422,625

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Mizuho Financial Group, Inc.
Ω	2.632%, 04/12/21		200	$200,417
	2.953%, 02/28/22		400	403,800
Morgan Stanley
	5.500%, 07/28/21		100	105,795
	3.875%, 04/29/24		350	369,892
	3.875%, 01/27/26		400	423,532
	3.625%, 01/20/27		400	417,874
Mosaic Co. (The)
	4.250%, 11/15/23		300	318,145
MPLX L.P.
	4.125%, 03/01/27		597	622,040
#	4.000%, 03/15/28		500	516,565
Nasdaq, Inc.
	4.250%, 06/01/24		375	402,794
National Australia Bank, Ltd.
	1.875%, 07/12/21		500	496,202
Ω	3.500%, 01/10/27		250	263,439
National Grid North America, Inc.
	0.750%, 08/08/23	EUR	200	227,955
National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		121	178,237
Nationwide Building Society
Ω	3.900%, 07/21/25		600	637,847
NatWest Markets P.L.C.
	0.625%, 03/02/22	EUR	200	223,537
NetApp, Inc.
	3.300%, 09/29/24		200	203,693
Newmont Goldcorp Corp.
Ω	3.625%, 06/09/21		190	193,007
NextEra Energy Capital Holdings, Inc.
	3.550%, 05/01/27		900	942,535
NiSource, Inc.
	3.850%, 02/15/23		200	207,854
Noble Energy, Inc.
	4.150%, 12/15/21		200	206,193
#	3.850%, 01/15/28		400	408,474
Nordstrom, Inc.
#	4.000%, 03/15/27		200	204,083
Norfolk Southern Corp.
	2.900%, 06/15/26		200	203,873
Nucor Corp.
	3.950%, 05/01/28		300	326,640
Nutrien, Ltd.
	3.625%, 03/15/24		300	309,833
Nuveen Finance LLC
Ω	4.125%, 11/01/24		50	53,560
Occidental Petroleum Corp.
#	3.000%, 02/15/27		300	298,989
Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.650%, 11/01/24		300	312,928
ONEOK, Inc.
	4.000%, 07/13/27		800	835,280
			Face Amount^	Value†
			(000)

	Oracle Corp.
	2.950%, 05/15/25		1,900	$1,950,516
	3.250%, 11/15/27		1,750	1,825,131
	O'Reilly Automotive, Inc.
	3.600%, 09/01/27		800	829,899
	Packaging Corp. of America
	4.500%, 11/01/23		500	533,271
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.050%, 01/09/20		51	51,067
Ω	3.400%, 11/15/26		721	729,821
	PepsiCo, Inc.
	2.750%, 03/05/22		100	101,677
	Phillips 66
	4.300%, 04/01/22		200	210,298
	Phillips 66 Partners L.P.
	3.550%, 10/01/26		200	204,082
	3.750%, 03/01/28		500	513,334
	PNC Bank NA
	3.250%, 06/01/25		250	258,579
	PPG Industries, Inc.
#	3.750%, 03/15/28		499	530,485
	PPL Capital Funding, Inc.
#	3.100%, 05/15/26		400	400,609
	Praxair, Inc.
	2.200%, 08/15/22		50	50,028
	Precision Castparts Corp.
	3.250%, 06/15/25		344	357,958
	Principal Financial Group, Inc.
	3.125%, 05/15/23		200	204,073
	3.100%, 11/15/26		100	101,784
	Progress Energy, Inc.
	7.750%, 03/01/31		400	561,944
	Progressive Corp.
#	2.450%, 01/15/27		200	197,875
	Province of Ontario Canada
	1.875%, 05/21/20		50	49,859
	3.150%, 06/02/22	CAD	340	267,056
	Province of Quebec Canada
	3.500%, 07/29/20		35	35,450
	7.500%, 09/15/29		500	724,876
	Prudential Financial, Inc.
	4.500%, 11/16/21		100	104,952
#	3.500%, 05/15/24		200	211,252
	PSEG Power LLC
	5.125%, 04/15/20		30	30,509
	QUALCOMM, Inc.
	3.450%, 05/20/25		575	599,266
	Quest Diagnostics, Inc.
	3.500%, 03/30/25		200	206,971
	Reinsurance Group of America, Inc.
	3.950%, 09/15/26		400	421,139
	Rockwell Automation, Inc.
	2.875%, 03/01/25		300	304,813
	Rolls-Royce P.L.C.
Ω	3.625%, 10/14/25		600	617,925

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Roper Technologies, Inc.
	3.800%, 12/15/26		200	$210,222
	Royal Bank of Scotland Group P.L.C.
	2.500%, 03/22/23	EUR	200	235,619
	4.800%, 04/05/26		200	213,719
	Royal Caribbean Cruises, Ltd.
	7.500%, 10/15/27		200	250,505
	3.700%, 03/15/28		200	202,124
	salesforce.com, Inc.
	3.700%, 04/11/28		200	216,492
	Santander Holdings USA, Inc.
	4.500%, 07/17/25		250	265,339
	4.400%, 07/13/27		200	211,584
	Santander UK Group Holdings P.L.C.
	2.875%, 10/16/20		350	350,442
	Santander UK P.L.C.
	4.000%, 03/13/24		50	52,483
	Sempra Energy
	3.550%, 06/15/24		250	258,330
	Shell International Finance BV
	2.125%, 05/11/20		180	179,847
	3.250%, 05/11/25		1,222	1,278,013
	2.875%, 05/10/26		850	873,800
	Sherwin-Williams Co. (The)
	3.450%, 08/01/25		100	103,167
	Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26		200	242,139
	SNCF Reseau EPIC
	5.500%, 12/01/21	GBP	778	1,047,552
	Solvay Finance America LLC
Ω	4.450%, 12/03/25		200	211,722
	Southern Co. (The)
	3.250%, 07/01/26		500	510,342
	Southern Power Co.
	4.150%, 12/01/25		50	53,295
	Southwest Airlines Co.
	3.000%, 11/15/26		250	251,621
	Southwest Gas Corp.
	3.700%, 04/01/28		100	105,509
	Spectra Energy Partners L.P.
	4.750%, 03/15/24		400	433,203
	Standard Chartered P.L.C.
#Ω	4.050%, 04/12/26		200	206,318
	Starbucks Corp.
	2.100%, 02/04/21		100	99,776
	State Street Corp.
	3.550%, 08/18/25		200	211,308
	Stryker Corp.
	3.375%, 05/15/24		200	208,584
	3.375%, 11/01/25		500	527,370
	Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26		800	849,227
			Face Amount^	Value†
			(000)

	Suncor Energy, Inc.
	3.600%, 12/01/24		200	$208,549
	SunTrust Bank
	2.450%, 08/01/22		400	400,450
	SunTrust Banks, Inc.
	2.900%, 03/03/21		75	75,497
	SVB Financial Group
	5.375%, 09/15/20		100	103,017
	Svenska Handelsbanken AB
	0.250%, 02/28/22	EUR	880	987,154
	Swedbank AB
	0.300%, 09/06/22	EUR	200	223,729
	Sysco Corp.
	2.600%, 10/01/20		30	30,067
	3.300%, 07/15/26		1,000	1,032,337
	Tapestry, Inc.
	4.250%, 04/01/25		300	314,339
	Target Corp.
	2.500%, 04/15/26		325	328,300
	TCI Communications, Inc.
	7.875%, 02/15/26		140	181,946
	TD Ameritrade Holding Corp.
	3.625%, 04/01/25		30	31,607
	Telefonica Emisiones SA
	3.987%, 01/23/23	EUR	200	253,126
	Telefonica Europe BV
#	8.250%, 09/15/30		975	1,397,460
	Texas Instruments, Inc.
	2.900%, 11/03/27		500	515,975
	Thomson Reuters Corp.
	4.300%, 11/23/23		400	424,033
	TJX Cos., Inc. (The)
	2.250%, 09/15/26		1,150	1,125,924
	Toronto-Dominion Bank (The)
	1.994%, 03/23/22	CAD	500	378,004
	Total Capital International SA
	2.125%, 03/15/23	EUR	800	961,736
	Total System Services, Inc.
	4.800%, 04/01/26		530	584,818
	4.450%, 06/01/28		607	654,066
	TransCanada PipeLines, Ltd.
	2.500%, 08/01/22		200	199,590
	4.875%, 01/15/26		90	100,202
	4.250%, 05/15/28		500	540,572
	TWDC Enterprises 18 Corp.
#	3.150%, 09/17/25		200	209,544
	U.S. Bancorp
	3.700%, 01/30/24		75	79,463
	U.S. Bank NA
	2.800%, 01/27/25		750	765,069
	UBS Group Funding Switzerland AG
	1.750%, 11/16/22	EUR	200	234,243
Ω	4.125%, 09/24/25		400	426,713
	Unilever Capital Corp.
	2.000%, 07/28/26		100	96,955
	Union Pacific Corp.
	3.750%, 03/15/24		200	209,925

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	3.950%, 09/10/28		650	$707,130
	United Parcel Service, Inc.
	2.450%, 10/01/22		100	100,598
	0.375%, 11/15/23	EUR	650	733,869
	United Technologies Corp.
	7.500%, 09/15/29		40	55,407
	Unum Group
	3.000%, 05/15/21		350	351,999
	Valero Energy Corp.
	3.400%, 09/15/26		250	255,823
	Verizon Communications, Inc.
	3.376%, 02/15/25		24	25,045
	2.625%, 08/15/26		200	199,437
	4.329%, 09/21/28		823	911,779
Ω	4.016%, 12/03/29		151	163,846
	Viacom, Inc.
	3.875%, 04/01/24		31	32,347
	Visa, Inc.
	3.150%, 12/14/25		375	391,606
	Vodafone Group P.L.C.
#	7.875%, 02/15/30		200	271,484
	Walgreens Boots Alliance, Inc.
	3.450%, 06/01/26		450	458,905
	Walmart, Inc.
	2.550%, 04/11/23		100	101,245
	Walt Disney Co
Ω	3.000%, 09/15/22		180	183,933
	Walt Disney Co. (The)
Ω	3.700%, 09/15/24		200	212,822
	Waste Management, Inc.
	3.500%, 05/15/24		310	324,510
	WEC Energy Group, Inc.
	3.550%, 06/15/25		500	525,376
	Wells Fargo & Co.
#	3.000%, 02/19/25		850	866,158
	3.000%, 04/22/26		450	454,200
	Westpac Banking Corp.
	4.875%, 11/19/19		59	59,455
	2.850%, 05/13/26		300	305,760
	3.350%, 03/08/27		550	579,347
	WestRock MWV LLC
	8.200%, 01/15/30		222	301,069
	Whirlpool Corp.
	3.700%, 05/01/25		200	206,514
	Williams Cos., Inc. (The)
	4.000%, 09/15/25		500	526,506
	3.750%, 06/15/27		110	113,297
	Wm Wrigley Jr Co.
Ω	2.900%, 10/21/19		75	75,041
	Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/25		300	310,018
	Zoetis, Inc.
	3.000%, 09/12/27		355	360,242
	TOTAL BONDS			155,062,417
	Face Amount^	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (20.2%)
U.S. Treasury Bill
2.090%, 09/17/19	1,150	$1,146,978
U.S. Treasury Bonds
7.500%, 11/15/24	600	770,016
6.875%, 08/15/25	1,000	1,285,391
6.000%, 02/15/26	1,000	1,251,250
6.750%, 08/15/26	1,000	1,318,008
6.625%, 02/15/27	1,400	1,860,195
6.125%, 11/15/27	750	989,209
5.250%, 11/15/28	250	318,877
5.250%, 02/15/29	2,570	3,294,921
6.125%, 08/15/29	1,045	1,435,405
6.250%, 05/15/30	1,030	1,450,570
5.375%, 02/15/31	2,400	3,219,656
U.S. Treasury Notes
1.000%, 08/31/19	600	599,424
1.250%, 08/31/19	1,750	1,748,674
1.625%, 08/31/19	1,300	1,299,408
2.750%, 02/15/24	600	623,836
2.125%, 07/31/24	500	506,602
2.125%, 05/15/25	2,600	2,635,547
2.875%, 05/31/25	1,300	1,371,398
2.000%, 08/15/25	2,800	2,818,156
2.250%, 11/15/25	2,400	2,450,063
1.625%, 02/15/26	2,150	2,112,711
1.625%, 05/15/26	3,100	3,042,723
1.500%, 08/15/26	2,500	2,430,469
2.250%, 02/15/27	1,500	1,532,812
2.250%, 11/15/27	2,750	2,808,867
2.750%, 02/15/28	1,700	1,803,262
2.875%, 05/15/28	1,750	1,874,961
2.875%, 08/15/28	2,250	2,412,949
3.125%, 11/15/28	2,200	2,408,312
2.625%, 02/15/29	2,900	3,053,609
2.375%, 05/15/29	2,500	2,579,004
TOTAL U.S. TREASURY OBLIGATIONS		58,453,263
TOTAL INVESTMENT SECURITIES		275,955,350

		Shares
SECURITIES LENDING COLLATERAL — (4.9%)
@§	DFA Short Term Investment Fund	1,237,224	14,315,918
TOTAL INVESTMENTS — (100.0%)
(Cost $280,978,247)^^			$290,271,268

DFA Social Fixed Income Portfolio
CONTINUED
As of July 31, 2019, DFA Social Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	11,975,556	EUR	10,597,257	State Street Bank and Trust	08/15/19	$232,231
USD	2,208,232	SEK	20,631,516	Bank of America Corp.	08/16/19	70,495
USD	2,147,217	GBP	1,727,257	State Street Bank and Trust	08/19/19	44,974
USD	653,655	CAD	861,161	State Street Bank and Trust	08/28/19	817
Total Appreciation						$348,517
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$62,439,670	—	$62,439,670
Bonds	—	155,062,417	—	155,062,417
U.S. Treasury Obligations	—	58,453,263	—	58,453,263
Securities Lending Collateral	—	14,315,918	—	14,315,918
Forward Currency Contracts**	—	348,517	—	348,517
TOTAL	—	$290,619,785	—	$290,619,785
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Diversified Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (19.5%)
Treasury Inflation Protected Security
0.125%, 04/15/20	35,407	$38,262,763
0.125%, 04/15/21	36,186	38,624,153
0.125%, 01/15/22	6,000	6,726,119
0.125%, 04/15/22	17,400	18,134,617
0.125%, 01/15/23	16,800	18,495,983
2.375%, 01/15/25	20,873	31,556,844
0.625%, 01/15/26	10,650	11,748,574
1.750%, 01/15/28	1,800	2,463,368
3.625%, 04/15/28	11,900	24,154,480
2.500%, 01/15/29	2,500	3,585,972
3.875%, 04/15/29	800	1,666,401
TOTAL U.S. TREASURY OBLIGATIONS		195,419,274

	Shares
AFFILIATED INVESTMENT COMPANIES — (78.7%)
Investment in DFA Intermediate Government Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	38,587,713	492,765,096
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	29,482,616	294,236,506
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		787,001,602
TOTAL INVESTMENT SECURITIES		982,420,876

TEMPORARY CASH INVESTMENTS — (0.6%)
	State Street Institutional U.S. Government Money Market Fund 2.260%	5,816,719	5,816,719
SECURITIES LENDING COLLATERAL — (1.2%)
@§	DFA Short Term Investment Fund	1,035,455	11,981,250
TOTAL INVESTMENTS — (100.0%)
(Cost $983,406,009)^^			$1,000,218,845
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$195,419,274	—	$195,419,274
Affiliated Investment Companies	$787,001,602	—	—	787,001,602
Temporary Cash Investments	5,816,719	—	—	5,816,719
Securities Lending Collateral	—	11,981,250	—	11,981,250
TOTAL	$792,818,321	$207,400,524	—	$1,000,218,845

U.S. High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.4%)
COMMUNICATION SERVICES — (5.9%)
*	Altice USA, Inc., Class A	137,941	$3,560,257
	Cable One, Inc.	774	941,803
	CBS Corp., Class B	123,714	6,372,508
	Comcast Corp., Class A	207,454	8,955,789
	Interpublic Group of Cos., Inc. (The)	72,570	1,663,304
*	Live Nation Entertainment, Inc.	1	72
#	Match Group, Inc.	4,952	372,836
#	Omnicom Group, Inc.	75,576	6,062,707
#	Sirius XM Holdings, Inc.	27,573	172,607
#*	Sprint Corp.	10,048	73,652
*	T-Mobile US, Inc.	38,215	3,046,882
	Verizon Communications, Inc.	931,766	51,498,707
#	World Wrestling Entertainment, Inc., Class A	2,434	177,147
*	Zayo Group Holdings, Inc.	45,431	1,532,388
TOTAL COMMUNICATION SERVICES			84,430,659
CONSUMER DISCRETIONARY — (17.5%)
*	Amazon.com, Inc.	28,607	53,402,975
	Aptiv P.L.C.	93,403	8,186,773
	Aramark	21,076	762,740
#	Autoliv, Inc.	17,496	1,262,336
	Best Buy Co., Inc.	96,334	7,372,441
*	Booking Holdings, Inc.	7,374	13,911,862
*	Burlington Stores, Inc.	10,915	1,972,886
*	Capri Holdings, Ltd.	18,890	672,295
	Darden Restaurants, Inc.	33,578	4,081,742
	Dollar General Corp.	10,319	1,382,952
*	Dollar Tree, Inc.	29,361	2,987,482
	eBay, Inc.	119,991	4,942,429
*	Five Below, Inc.	2,249	264,168
#	Gap, Inc. (The)	90,321	1,761,260
*	Garrett Motion, Inc.	5,883	83,362
	General Motors Co.	170,415	6,874,541
#	H&R Block, Inc.	8,484	234,922
#	Hanesbrands, Inc.	70,921	1,141,119
#	Harley-Davidson, Inc.	31,257	1,118,375
	Hilton Worldwide Holdings, Inc.	24,546	2,369,916
	Home Depot, Inc. (The)	125,512	26,820,659
	Kohl's Corp.	39,994	2,154,077
*	Kontoor Brands, Inc.	4,741	139,054
	Las Vegas Sands Corp.	48,829	2,951,225
	Lear Corp.	9,750	1,236,105
	Lowe's Cos., Inc.	101,152	10,256,813
*	Lululemon Athletica, Inc.	19,914	3,805,366
	Macy's, Inc.	55,078	1,251,923
	Marriott International, Inc., Class A	31,425	4,369,961
	NIKE, Inc., Class B	201,874	17,367,220
#	Nordstrom, Inc.	37,203	1,231,791
*	NVR, Inc.	1,075	3,594,951
*	O'Reilly Automotive, Inc.	7,303	2,780,690
#	Polaris Industries, Inc.	8,976	849,758
	Pool Corp.	6,161	1,166,709
	Ross Stores, Inc.	50,172	5,319,737
	Service Corp. International	39,958	1,843,662

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	ServiceMaster Global Holdings, Inc.	7,292	$388,153
	Starbucks Corp.	127,762	12,097,784
	Target Corp.	95,025	8,210,160
	TJX Cos., Inc. (The)	178,033	9,713,481
	Tractor Supply Co.	32,952	3,585,507
*	Ulta Salon Cosmetics & Fragrance, Inc.	16,598	5,796,852
	VF Corp.	33,190	2,900,474
	Williams-Sonoma, Inc.	1,800	120,024
	Wyndham Destinations, Inc.	7,845	369,186
	Wynn Resorts, Ltd.	33,959	4,417,047
TOTAL CONSUMER DISCRETIONARY			249,524,945
CONSUMER STAPLES — (9.3%)
	Altria Group, Inc.	397,008	18,687,167
	Brown-Forman Corp., Class A	4,389	234,197
	Brown-Forman Corp., Class B	27,140	1,487,543
#	Campbell Soup Co.	69,315	2,865,482
	Church & Dwight Co., Inc.	16,341	1,232,765
	Clorox Co. (The)	25,879	4,207,925
	Coca-Cola Co. (The)	536,062	28,212,943
	Costco Wholesale Corp.	54,131	14,920,128
	Estee Lauder Cos., Inc. (The), Class A	27,526	5,070,014
	General Mills, Inc.	36,315	1,928,690
*	Herbalife Nutrition, Ltd.	8,932	366,391
	Hershey Co. (The)	14,045	2,131,188
	Ingredion, Inc.	5,189	401,058
	Kellogg Co.	119,793	6,974,348
#	Keurig Dr Pepper, Inc.	11,310	318,263
	Kroger Co. (The)	108,512	2,296,114
	PepsiCo, Inc.	237,100	30,303,751
	Sysco Corp.	54,863	3,761,956
	Walmart, Inc.	69,502	7,671,631
TOTAL CONSUMER STAPLES			133,071,554
ENERGY — (1.8%)
	Anadarko Petroleum Corp.	50,636	3,729,848
	Apache Corp.	83,696	2,043,856
	Cabot Oil & Gas Corp.	108,375	2,076,465
	Cimarex Energy Co.	12,792	648,171
	ConocoPhillips	202,922	11,988,632
*	Continental Resources, Inc.	28,953	1,076,183
	Occidental Petroleum Corp.	87,329	4,485,217
TOTAL ENERGY			26,048,372
FINANCIALS — (3.4%)
	American Express Co.	97,128	12,079,809
	Ameriprise Financial, Inc.	34,037	4,952,724
	Aon P.L.C.	29,372	5,558,651
*	Credit Acceptance Corp.	1,186	566,943
	Discover Financial Services	14,023	1,258,424
#	Erie Indemnity Co., Class A	726	161,731
#	FactSet Research Systems, Inc.	6,976	1,934,445
	Interactive Brokers Group, Inc., Class A	3,600	184,536
	Lazard, Ltd., Class A	3,825	148,066
	LPL Financial Holdings, Inc.	18,737	1,571,472
	MarketAxess Holdings, Inc.	3,198	1,077,854
	Marsh & McLennan Cos., Inc.	40,122	3,964,054
	Moody's Corp.	15,986	3,426,439

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	MSCI, Inc.	14,597	$3,317,022
	S&P Global, Inc.	29,461	7,216,472
	Santander Consumer USA Holdings, Inc.	21,091	567,559
	T Rowe Price Group, Inc.	8,426	955,424
TOTAL FINANCIALS			48,941,625
HEALTH CARE — (10.2%)
	AbbVie, Inc.	80,446	5,359,312
	AmerisourceBergen Corp.	62,312	5,430,491
	Amgen, Inc.	108,554	20,254,005
*	Biogen, Inc.	27,369	6,508,896
*	Catalent, Inc.	504	28,471
*	Celgene Corp.	73,557	6,756,946
*	Cigna Corp.	5,612	953,591
*	Elanco Animal Health, Inc.	6,519	214,866
	Eli Lilly & Co.	116,274	12,668,052
	Encompass Health Corp.	15,589	995,202
	Gilead Sciences, Inc.	182,157	11,934,927
*	IDEXX Laboratories, Inc.	18,605	5,247,540
	Johnson & Johnson	107,656	14,018,964
	Merck & Co., Inc.	478,223	39,687,727
*	Mettler-Toledo International, Inc.	5,091	3,852,614
*	Molina Healthcare, Inc.	14,519	1,927,833
#*	Nektar Therapeutics	16,288	463,556
*	Waters Corp.	15,017	3,161,980
	Zoetis, Inc.	55,604	6,388,344
TOTAL HEALTH CARE			145,853,317
INDUSTRIALS — (17.2%)
	3M Co.	98,182	17,154,359
	Allegion P.L.C.	17,092	1,769,706
	Allison Transmission Holdings, Inc.	22,693	1,042,743
	American Airlines Group, Inc.	50,289	1,534,317
	Boeing Co. (The)	41,230	14,066,851
#	BWX Technologies, Inc.	1,500	80,865
	Caterpillar, Inc.	117,831	15,514,808
#	CH Robinson Worldwide, Inc.	37,987	3,180,651
	Cintas Corp.	3,432	893,830
*	Copart, Inc.	47,159	3,656,237
	CSX Corp.	133,254	9,381,082
	Cummins, Inc.	5,198	852,472
	Deere & Co.	57,267	9,486,279
	Delta Air Lines, Inc.	108,837	6,643,410
	Donaldson Co., Inc.	20,479	1,022,926
	Emerson Electric Co.	17,117	1,110,551
	Expeditors International of Washington, Inc.	36,666	2,799,449
	Fastenal Co.	167,602	5,162,142
	FedEx Corp.	15,941	2,718,419
	General Dynamics Corp.	17,163	3,191,288
	Graco, Inc.	31,407	1,510,049
*	HD Supply Holdings, Inc.	29,443	1,192,736
	Honeywell International, Inc.	90,936	15,682,823
	Huntington Ingalls Industries, Inc.	10,810	2,467,923
*	IAA Inc.	27,656	1,292,918
	Illinois Tool Works, Inc.	42,091	6,491,695
	JB Hunt Transport Services, Inc.	27,962	2,862,470
	KAR Auction Services, Inc.	27,656	739,521
	L3Harris Technologies, Inc.	11,934	2,477,498

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Lennox International, Inc.	2,197	$563,487
	Lincoln Electric Holdings, Inc.	8,192	692,388
	Lockheed Martin Corp.	34,000	12,313,780
	Nordson Corp.	7,070	1,001,536
	Northrop Grumman Corp.	27,779	9,599,589
	PACCAR, Inc.	33,806	2,371,153
*	Resideo Technologies, Inc.	3,906	73,667
	Robert Half International, Inc.	26,339	1,591,139
	Rockwell Automation, Inc.	29,702	4,775,488
#	Rollins, Inc.	31,120	1,043,454
*	Sensata Technologies Holding P.L.C.	7,661	363,361
	Southwest Airlines Co.	72,380	3,729,741
	Spirit AeroSystems Holdings, Inc., Class A	24,700	1,897,948
	Toro Co. (The)	18,495	1,346,806
	TransUnion	10,783	892,725
	Union Pacific Corp.	154,553	27,811,812
*	United Airlines Holdings, Inc.	72,066	6,623,586
	United Parcel Service, Inc., Class B	90,349	10,793,995
*	United Rentals, Inc.	20,513	2,595,920
	Verisk Analytics, Inc.	31,833	4,829,703
*	WABCO Holdings, Inc.	12,337	1,633,542
	Waste Management, Inc.	73,587	8,609,679
	WW Grainger, Inc.	16,597	4,830,225
TOTAL INDUSTRIALS			245,964,742
INFORMATION TECHNOLOGY — (30.6%)
	Accenture P.L.C., Class A	115,209	22,186,949
#*	Advanced Micro Devices, Inc.	132,105	4,022,597
	Alliance Data Systems Corp.	13,200	2,071,344
	Amphenol Corp., Class A	37,746	3,522,457
	Apple, Inc.	261,425	55,693,982
	Applied Materials, Inc.	157,246	7,763,235
*	Aspen Technology, Inc.	6,461	852,012
	Automatic Data Processing, Inc.	65,340	10,880,417
	Booz Allen Hamilton Holding Corp.	24,512	1,685,200
	Broadridge Financial Solutions, Inc.	28,953	3,680,505
*	Cadence Design Systems, Inc.	17,149	1,267,482
	CDK Global, Inc.	2,876	149,178
	CDW Corp.	33,513	3,959,896
	Citrix Systems, Inc.	27,351	2,577,558
*	F5 Networks, Inc.	12,438	1,824,903
*	Fair Isaac Corp.	3,930	1,365,361
#*	Fiserv, Inc.	47,602	5,018,679
*	Gartner, Inc.	13,578	1,891,823
*	GoDaddy, Inc., Class A	14,999	1,100,627
	Intel Corp.	270,214	13,659,318
	International Business Machines Corp.	180,555	26,765,473
	Intuit, Inc.	38,954	10,802,334
	Jack Henry & Associates, Inc.	10,351	1,446,035
	KLA Corp.	55,897	7,619,879
	Lam Research Corp.	24,452	5,100,932
	Mastercard, Inc., Class A	135,986	37,024,908
	Maxim Integrated Products, Inc.	66,111	3,913,110
*	Micron Technology, Inc.	213,340	9,576,832
	Microsoft Corp.	386,621	52,684,844
	NetApp, Inc.	54,833	3,207,182
	NVIDIA Corp.	51,136	8,627,666
*	ON Semiconductor Corp.	33,818	727,425
	Oracle Corp.	476,114	26,805,218

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Paychex, Inc.	38,825	$3,224,416
*	Paycom Software, Inc.	9,241	2,224,771
	QUALCOMM, Inc.	161,757	11,834,142
	Sabre Corp.	58,513	1,375,641
	Seagate Technology P.L.C.	74,604	3,454,911
	Skyworks Solutions, Inc.	15,610	1,331,221
	Texas Instruments, Inc.	153,071	19,135,406
	Total System Services, Inc.	29,928	4,061,828
#	Ubiquiti Networks, Inc.	4,939	635,797
	Visa, Inc., Class A	252,382	44,923,996
	VMware, Inc., Class A	889	155,122
	Western Digital Corp.	19,367	1,043,688
#	Western Union Co. (The)	25,456	534,576
*	Zebra Technologies Corp., Class A	13,047	2,751,482
TOTAL INFORMATION TECHNOLOGY			436,162,358
MATERIALS — (2.5%)
	Avery Dennison Corp.	18,343	2,107,060
*	Axalta Coating Systems, Ltd.	59,171	1,753,237
*	Berry Global Group, Inc.	30,253	1,362,898
	Celanese Corp.	33,634	3,772,726
	Chemours Co. (The)	32,350	616,914
*	Crown Holdings, Inc.	31,101	1,990,775
	Eastman Chemical Co.	6,637	500,098
	Freeport-McMoRan, Inc.	129,818	1,435,787
	International Paper Co.	92,764	4,073,267
	LyondellBasell Industries NV, Class A	43,157	3,611,809
	NewMarket Corp.	319	134,493
	Packaging Corp. of America	24,404	2,464,072
	PPG Industries, Inc.	30,385	3,566,895
	Sealed Air Corp.	11,977	500,519
	Sherwin-Williams Co. (The)	10,473	5,373,068
	Southern Copper Corp.	2,568	91,909
	Steel Dynamics, Inc.	50,290	1,584,638
	WR Grace & Co.	1,617	109,649
TOTAL MATERIALS			35,049,814
UTILITIES — (0.0%)
	NRG Energy, Inc.	11,621	396,741
TOTAL COMMON STOCKS			1,405,444,127

TEMPORARY CASH INVESTMENTS — (0.4%)
	State Street Institutional U.S. Government Money Market Fund 2.260%	5,060,429	5,060,429
SECURITIES LENDING COLLATERAL — (1.2%)
@§	DFA Short Term Investment Fund	1,489,661	17,236,868
TOTAL INVESTMENTS — (100.0%)
(Cost $1,291,141,298)^^			$1,427,741,424

U.S. High Relative Profitability Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$84,430,659	—	—	$84,430,659
Consumer Discretionary	249,524,945	—	—	249,524,945
Consumer Staples	133,071,554	—	—	133,071,554
Energy	26,048,372	—	—	26,048,372
Financials	48,941,625	—	—	48,941,625
Health Care	145,853,317	—	—	145,853,317
Industrials	245,964,742	—	—	245,964,742
Information Technology	436,162,358	—	—	436,162,358
Materials	35,049,814	—	—	35,049,814
Utilities	396,741	—	—	396,741
Temporary Cash Investments	5,060,429	—	—	5,060,429
Securities Lending Collateral	—	$17,236,868	—	17,236,868
TOTAL	$1,410,504,556	$17,236,868	—	$1,427,741,424

International High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.2%)
AUSTRALIA — (6.4%)
	Altium, Ltd.	10,318	$256,585
	Aristocrat Leisure, Ltd.	64,460	1,341,353
	Aurizon Holdings, Ltd.	38,508	151,171
	Beach Energy, Ltd.	296,959	428,064
	BHP Group, Ltd.	247,858	6,823,693
	BHP Group, Ltd., Sponsored ADR	1,500	82,395
	BlueScope Steel, Ltd.	11,644	102,772
	Brambles, Ltd.	98,744	883,257
	Caltex Australia, Ltd.	31,359	576,788
	CIMIC Group, Ltd.	14,448	360,644
	Coca-Cola Amatil, Ltd.	71,012	513,960
	Cochlear, Ltd.	7,077	1,063,317
*	Coles Group, Ltd.	167,141	1,622,801
	Computershare, Ltd.	71,657	771,909
	CSL, Ltd.	29,951	4,673,624
#	Domino's Pizza Enterprises, Ltd.	4,701	123,745
	Evolution Mining, Ltd.	99,657	338,234
	Flight Centre Travel Group, Ltd.	2,958	93,026
	Fortescue Metals Group, Ltd.	123,385	694,683
	IDP Education, Ltd.	17,154	224,206
	Iluka Resources, Ltd.	63,518	414,446
	James Hardie Industries P.L.C.	64,692	874,953
	Macquarie Group, Ltd.	4,672	408,889
	Magellan Financial Group, Ltd.	17,815	748,161
	Medibank Pvt, Ltd.	320,746	790,697
	Northern Star Resources, Ltd.	92,672	815,459
	Qantas Airways, Ltd.	135,904	529,072
	Ramsay Health Care, Ltd.	20,745	1,030,753
	REA Group, Ltd.	6,518	437,189
	Reece, Ltd.	9,871	71,000
	Rio Tinto, Ltd.	31,814	2,129,227
	Seek, Ltd.	22,265	316,977
	Telstra Corp., Ltd.	344,901	935,138
	TPG Telecom, Ltd.	24,792	117,979
	Wesfarmers, Ltd.	98,006	2,624,604
	Woolworths Group, Ltd.	71,742	1,749,094
TOTAL AUSTRALIA			35,119,865
AUSTRIA — (0.1%)
	OMV AG	14,517	726,387
	Raiffeisen Bank International AG	1,685	39,516
	Voestalpine AG	1,193	31,495
TOTAL AUSTRIA			797,398
BELGIUM — (0.8%)
	Anheuser-Busch InBev SA	34,322	3,450,617
	Colruyt SA	7,076	368,703
	Proximus SADP	24,738	705,326
	Umicore SA	3,027	94,756
TOTAL BELGIUM			4,619,402
CANADA — (8.7%)
*	Air Canada	9,300	319,983
	Alimentation Couche-Tard, Inc., Class B	33,933	2,079,997

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	B2Gold Corp.	88,340	$281,794
	Bank of Montreal	7,238	541,475
	Barrick Gold Corp.	15,999	260,023
	Barrick Gold Corp.	2,592	42,146
*	Bausch Health Cos., Inc.	19,922	477,530
*	Bausch Health Cos., Inc.	27,041	649,697
	BCE, Inc.	10,342	466,528
	CAE, Inc.	11,219	302,534
	CAE, Inc.	16,865	454,680
#*	Canada Goose Holdings, Inc.	2,000	93,666
*	Canada Goose Holdings, Inc.	2,775	129,842
	Canadian National Railway Co.	300	28,395
	Canadian National Railway Co.	47,311	4,476,094
	Canadian Natural Resources, Ltd.	70,839	1,794,323
	Canadian Natural Resources, Ltd.	32,540	822,611
	Canadian Pacific Railway, Ltd.	7,327	1,748,149
	Canadian Tire Corp., Ltd., Class A	8,182	893,399
	CCL Industries, Inc., Class B	20,177	1,009,003
*	CGI, Inc.	24,803	1,908,095
	CI Financial Corp.	28,873	447,599
	Cogeco Communications, Inc.	1,467	115,855
	Constellation Software, Inc.	2,225	2,116,919
	Dollarama, Inc.	3,900	144,499
	Encana Corp.	15	69
	Finning International, Inc.	14,300	247,254
	FirstService Corp.	2,000	209,880
	George Weston, Ltd.	11,304	894,008
#	Gildan Activewear, Inc.	21,164	833,227
	Husky Energy, Inc.	32,875	255,069
	Inter Pipeline, Ltd.	50,658	852,488
	Keyera Corp.	22,037	560,693
	Kirkland Lake Gold, Ltd.	14,300	591,373
	Kirkland Lake Gold, Ltd.	7,315	302,036
	Linamar Corp.	1,727	58,491
	Loblaw Cos., Ltd.	27,530	1,428,439
	Magna International, Inc.	49,330	2,487,219
#	Methanex Corp.	6,154	241,914
	National Bank of Canada	42,626	2,063,153
	Northland Power, Inc.	11,074	210,774
	Open Text Corp.	14,800	631,226
	Open Text Corp.	18,537	790,232
	Parkland Fuel Corp.	20,354	665,152
	Quebecor, Inc., Class B	15,934	360,984
	Restaurant Brands International, Inc.	5,900	434,520
#	Restaurant Brands International, Inc.	7,575	558,277
	Rogers Communications, Inc., Class B	24,595	1,276,235
#	Royal Bank of Canada	34,564	2,727,445
	Shaw Communications, Inc., Class B	37,763	740,210
	Shaw Communications, Inc., Class B	32,364	633,687
*	Spin Master Corp.	1,500	42,620
	Suncor Energy, Inc.	58,896	1,689,947
	Suncor Energy, Inc.	63,770	1,830,199
	Teck Resources, Ltd., Class B	17,900	366,192
	Teck Resources, Ltd., Class B	54,991	1,126,766
	TFI International, Inc.	1,400	44,287
	Toromont Industries, Ltd.	10,838	543,624
#	Vermilion Energy, Inc.	8,995	161,185
	Vermilion Energy, Inc.	7,737	138,802

International High Relative Profitability Portfolio
CONTINUED
	Shares	Value»
CANADA — (Continued)
West Fraser Timber Co., Ltd.	6,100	$238,444
TOTAL CANADA		47,840,957
DENMARK — (1.6%)
Coloplast A.S., Class B	10,911	1,274,357
Novo Nordisk A.S., Class B	159,173	7,643,379
TOTAL DENMARK		8,917,736
FINLAND — (0.9%)
Elisa Oyj	16,352	768,086
Kone Oyj, Class B	20,771	1,183,396
Neste Oyj	45,415	1,503,068
Stora Enso Oyj, Class R	38,201	439,938
UPM-Kymmene Oyj	9,371	252,595
Wartsila Oyj Abp	48,121	604,579
TOTAL FINLAND		4,751,662
FRANCE — (9.9%)
Aeroports de Paris	2,843	488,739
Air Liquide SA	9,703	1,339,366
Airbus SE	36,981	5,227,666
Arkema SA	7,158	644,260
Atos SE	1,182	95,046
BioMerieux	367	31,057
Bouygues SA	33,214	1,189,032
Bureau Veritas SA	33,429	832,957
Carrefour SA	1,738	33,398
Cie Generale des Etablissements Michelin SCA	26,583	2,938,680
Danone SA	29,506	2,559,142
Eiffage SA	12,781	1,262,921
Electricite de France SA	40,393	500,033
# Eurofins Scientific SE	1,429	611,271
Eutelsat Communications SA	1,790	34,219
Faurecia SE	5,934	280,812
Hermes International	1,960	1,376,751
Iliad SA	3,563	368,358
Ipsen SA	5,526	632,245
Kering SA	5,620	2,902,793
Legrand SA	29,739	2,094,858
LVMH Moet Hennessy Louis Vuitton SE	21,727	8,974,538
Orange SA	180,371	2,673,546
Peugeot SA	101,643	2,399,079
Publicis Groupe SA	28,127	1,387,949
Sartorius Stedim Biotech	3,191	508,532
SEB SA	3,351	536,000
Sodexo SA	11,514	1,321,834
STMicroelectronics NV	116,439	2,133,968
Teleperformance	7,555	1,582,674
Thales SA	13,992	1,576,534
* Ubisoft Entertainment SA	9,905	814,733
Valeo SA	38,937	1,213,372
Vinci SA	37,564	3,863,973
* Worldline SA	473	33,800
TOTAL FRANCE		54,464,136
GERMANY — (6.9%)
Adidas AG	10,827	3,451,031

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Axel Springer SE	5,256	$362,784
	BASF SE	46,056	3,057,393
	Bayerische Motoren Werke AG	25,674	1,889,325
	Brenntag AG	4,984	243,426
	Continental AG	9,770	1,339,511
	Covestro AG	26,972	1,216,466
	Deutsche Boerse AG	20,183	2,801,854
	Deutsche Lufthansa AG	32,636	517,216
	Deutsche Post AG	76,847	2,499,566
	Deutsche Telekom AG	262,506	4,300,131
	E.ON SE	295,513	2,942,960
	Evonik Industries AG	19,455	553,624
	Fielmann AG	2,260	157,260
	Fresenius Medical Care AG & Co. KGaA	27,999	1,939,233
	Fuchs Petrolub SE	3,253	114,247
	Hella GmbH & Co KGaA	2,433	114,712
	Hochtief AG	2,903	328,963
	Hugo Boss AG	188	11,816
	Infineon Technologies AG	165,183	3,059,547
	Innogy SE	5,407	227,184
	KION Group AG	8,936	476,305
	METRO AG	26,051	400,712
	MTU Aero Engines AG	6,810	1,697,031
	Nemetschek SE	4,233	235,343
	Rational AG	366	249,133
	RTL Group SA	5,356	262,980
	Symrise AG	12,385	1,141,188
	United Internet AG	10,600	314,416
	Volkswagen AG	2,791	475,850
	Wirecard AG	10,044	1,667,409
TOTAL GERMANY			38,048,616
HONG KONG — (3.1%)
	AIA Group, Ltd.	193,000	1,979,165
	ASM Pacific Technology, Ltd.	36,800	429,915
	BOC Aviation, Ltd.	30,400	261,907
	BOC Hong Kong Holdings, Ltd.	278,500	1,061,195
#	Cathay Pacific Airways, Ltd.	94,000	132,573
	Chow Tai Fook Jewellery Group, Ltd.	139,200	132,730
	Galaxy Entertainment Group, Ltd.	279,000	1,899,236
	Hang Seng Bank, Ltd.	56,300	1,338,127
	HKT Trust & HKT, Ltd.	550,000	878,589
	Hong Kong & China Gas Co., Ltd.	279,000	616,060
	Hong Kong Exchanges & Clearing, Ltd.	76,135	2,564,399
	Melco International Development, Ltd.	39,000	94,894
	MGM China Holdings, Ltd.	116,000	189,558
	NagaCorp., Ltd.	186,000	279,583
	PCCW, Ltd.	529,000	301,691
#	Prada SpA	60,600	186,027
	Samsonite International SA	52,200	102,212
	Sands China, Ltd.	145,200	696,940
	Techtronic Industries Co., Ltd.	187,500	1,394,371
	Vitasoy International Holdings, Ltd.	78,000	367,195
	WH Group, Ltd.	1,533,500	1,492,663
	Wynn Macau, Ltd.	134,000	300,673
	Xinyi Glass Holdings, Ltd.	216,000	217,736
	Yue Yuen Industrial Holdings, Ltd.	82,000	229,759
TOTAL HONG KONG			17,147,198

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
IRELAND — (0.4%)
	CRH P.L.C., Sponsored ADR	2,163	$72,158
	Glanbia P.L.C.	8,470	110,257
	Kerry Group P.L.C., Class A	6,593	767,131
	Kingspan Group P.L.C.	10,457	511,455
	Smurfit Kappa Group P.L.C.	20,643	649,464
TOTAL IRELAND			2,110,465
ISRAEL — (0.3%)
	Bank Leumi Le-Israel BM	18,070	131,450
	Bezeq The Israeli Telecommunication Corp., Ltd.	83,741	56,972
	Elbit Systems, Ltd.	1,780	284,776
	Elbit Systems, Ltd.	108	17,237
	Israel Chemicals, Ltd.	56,153	302,214
	Israel Discount Bank, Ltd., Class A	10,484	45,249
*	Mizrahi Tefahot Bank, Ltd.	4,276	102,600
*	Nice, Ltd.	376	57,340
#*	Nice, Ltd., Sponsored ADR	3,246	495,729
*	Oil Refineries, Ltd.	225,592	121,046
	Strauss Group, Ltd.	2,965	89,464
*	Tower Semiconductor, Ltd.	700	13,769
TOTAL ISRAEL			1,717,846
ITALY — (2.1%)
	A2A SpA	80,563	140,823
	CNH Industrial NV	114,794	1,162,347
	DiaSorin SpA	2,620	303,848
	Enel SpA	268,165	1,834,416
#	Eni SpA	169,760	2,651,872
	Ferrari NV	1,191	191,782
#	Ferrari NV	7,841	1,263,028
	Fiat Chrysler Automobiles NV	116,978	1,567,088
	FinecoBank Banca Fineco SpA	55,753	554,629
	Hera SpA	28,114	104,680
	Moncler SpA	17,143	703,895
	Recordati SpA	9,295	416,275
	Snam SpA	201,245	988,066
TOTAL ITALY			11,882,749
JAPAN — (21.8%)
	Acom Co., Ltd.	57,100	201,704
	Advantest Corp.	29,700	1,143,713
	Aeon Co., Ltd.	50,600	875,594
	Ain Holdings, Inc.	2,900	158,632
	Air Water, Inc.	16,100	263,121
	Aisin Seiki Co., Ltd.	25,300	822,203
	Alps Alpine Co., Ltd.	32,200	586,179
	Asahi Group Holdings, Ltd.	29,700	1,286,453
	Asahi Intecc Co., Ltd.	20,600	538,305
	Astellas Pharma, Inc.	110,700	1,568,828
#	Bandai Namco Holdings, Inc.	23,300	1,252,591
	Benefit One, Inc.	8,100	138,371
	Bridgestone Corp.	49,400	1,854,500
	Brother Industries, Ltd.	35,900	635,626
	Calbee, Inc.	8,300	234,155
	Capcom Co., Ltd.	11,400	238,040
	Cosmo Energy Holdings Co., Ltd.	6,600	136,045
	Cosmos Pharmaceutical Corp.	1,500	276,211
	Create SD Holdings Co., Ltd.	500	11,201

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	CyberAgent, Inc.	12,400	$497,546
	Daifuku Co., Ltd.	13,900	760,236
	Daiichikosho Co., Ltd.	5,800	239,574
	Daikin Industries, Ltd.	15,200	1,886,575
#	Daio Paper Corp.	6,900	82,411
	Daito Trust Construction Co., Ltd.	10,600	1,366,904
	Daiwa House Industry Co., Ltd.	53,300	1,515,412
	DIC Corp.	8,200	221,233
	Disco Corp.	2,400	440,465
	DMG Mori Co., Ltd.	7,300	105,743
	en-japan, Inc.	1,800	73,841
	Fast Retailing Co., Ltd.	3,900	2,339,315
	FP Corp.	2,500	154,125
	Fuji Electric Co., Ltd.	17,800	543,788
#	Fuji Kyuko Co., Ltd.	2,700	103,686
	Fujitsu, Ltd.	16,900	1,318,848
	Furukawa Electric Co., Ltd.	5,800	155,559
	Fuyo General Lease Co., Ltd.	400	23,740
	GMO internet, Inc.	8,200	133,302
	GMO Payment Gateway, Inc.	5,100	368,471
	Goldwin, Inc.	1,200	165,038
	GungHo Online Entertainment, Inc.	4,130	108,970
	Hakuhodo DY Holdings, Inc.	35,000	548,925
	Haseko Corp.	47,400	513,469
	Hikari Tsushin, Inc.	2,571	566,846
	Hino Motors, Ltd.	44,600	357,794
	HIS Co., Ltd.	2,000	48,778
	Hitachi Capital Corp.	8,400	172,026
	Hitachi Construction Machinery Co., Ltd.	19,400	454,960
	Hitachi, Ltd.	3,800	134,728
	Horiba, Ltd.	800	42,812
	Hoya Corp.	24,700	1,894,043
	Idemitsu Kosan Co., Ltd.	22,338	615,577
	IHI Corp.	25,500	607,628
	Infomart Corp.	8,800	118,699
	Isuzu Motors, Ltd.	88,700	981,504
	Ito En, Ltd.	6,600	288,201
	Iwatani Corp.	3,700	122,137
	Izumi Co., Ltd.	4,700	176,298
	Japan Airlines Co., Ltd.	1,800	56,368
	Japan Exchange Group, Inc.	75,100	1,100,627
	Japan Tobacco, Inc.	103,600	2,282,694
	JTEKT Corp.	32,000	379,411
	JXTG Holdings, Inc.	220,900	1,039,517
	Kajima Corp.	37,500	482,283
	Kakaku.com, Inc.	16,900	351,033
	Kaken Pharmaceutical Co., Ltd.	2,100	101,733
	Kao Corp.	30,900	2,255,105
	Kawasaki Heavy Industries, Ltd.	10,700	232,809
	KDDI Corp.	146,600	3,825,013
	Kirin Holdings Co., Ltd.	31,500	683,180
	Kobe Bussan Co., Ltd.	3,400	189,927
	Koito Manufacturing Co., Ltd.	16,600	829,889
	Komatsu, Ltd.	87,400	1,954,299
	Konami Holdings Corp.	3,200	135,776
	Konica Minolta, Inc.	7,900	65,469
	Kose Corp.	4,200	715,943
	Kusuri no Aoki Holdings Co., Ltd.	1,900	125,624
	Kyoritsu Maintenance Co., Ltd.	2,700	116,239

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyudenko Corp.	1,500	$46,443
	Lasertec Corp.	3,800	180,767
	Lawson, Inc.	8,000	399,772
	M3, Inc.	35,600	717,180
	Maruha Nichiro Corp.	4,300	125,618
	McDonald's Holdings Co. Japan, Ltd.	4,900	220,023
	MEIJI Holdings Co., Ltd.	8,300	576,393
	Minebea Mitsumi, Inc.	59,100	1,008,688
	Mitsubishi Chemical Holdings Corp.	115,200	817,863
	Mitsubishi UFJ Lease & Finance Co., Ltd.	72,300	383,133
	Mitsui Chemicals, Inc.	29,500	674,586
	MonotaRO Co., Ltd.	12,500	272,881
	Morinaga & Co., Ltd.	4,200	196,924
	Murata Manufacturing Co., Ltd.	39,200	1,795,014
	NET One Systems Co., Ltd.	7,630	201,243
	Nichirei Corp.	11,600	268,375
	Nidec Corp.	600	80,230
	Nifco, Inc.	13,300	328,025
	Nihon M&A Center, Inc.	17,000	456,204
	Nihon Unisys, Ltd.	10,000	328,198
	Nippon Suisan Kaisha, Ltd.	25,400	160,067
	Nipro Corp.	19,600	217,285
	Nissan Chemical Corp.	16,800	734,686
	Nissan Motor Co., Ltd.	203,200	1,320,784
	Nitori Holdings Co., Ltd.	4,000	539,463
	Noevir Holdings Co., Ltd.	1,600	83,516
	Nomura Research Institute, Ltd.	26,100	462,120
	NSK, Ltd.	55,600	470,118
	NTT Data Corp.	49,200	646,011
	NTT DOCOMO, Inc.	118,400	2,838,922
	Olympus Corp.	89,600	976,897
	Open House Co., Ltd.	4,500	196,051
	Oracle Corp.	4,700	390,241
	OSG Corp.	7,500	148,865
	Otsuka Corp.	12,000	473,184
	Panasonic Corp.	208,200	1,755,576
	Park24 Co., Ltd.	14,100	304,748
*	PeptiDream, Inc.	11,400	634,150
	Persol Holdings Co., Ltd.	22,600	546,625
#	Pigeon Corp.	14,300	521,447
	Pilot Corp.	3,000	113,306
	Pola Orbis Holdings, Inc.	8,800	221,159
	Rakuten, Inc.	91,100	929,148
	Recruit Holdings Co., Ltd.	78,300	2,651,432
	Relo Group, Inc.	13,100	347,147
*	Renesas Electronics Corp.	129,700	762,281
	Ryohin Keikaku Co., Ltd.	3,500	621,260
	Sankyu, Inc.	7,900	424,140
	Sanwa Holdings Corp.	24,800	276,484
	Sapporo Holdings, Ltd.	7,100	160,143
#	SCREEN Holdings Co., Ltd.	5,900	319,697
	SCSK Corp.	6,100	289,607
	Seibu Holdings, Inc.	31,500	495,259
	Seiko Epson Corp.	37,700	554,779
	Sekisui Chemical Co., Ltd.	7,700	113,814
	Seria Co., Ltd.	3,300	77,153
	Seven & I Holdings Co., Ltd.	65,800	2,245,618
	Seven Bank, Ltd.	91,600	247,818
	Sharp Corp.	30,800	386,312

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shionogi & Co., Ltd.	14,100	$780,647
	Shiseido Co., Ltd.	25,500	1,876,406
	Showa Denko K.K.	21,400	574,104
	Skylark Holdings Co., Ltd.	22,300	389,136
	SMS Co., Ltd.	8,300	184,294
	SoftBank Group Corp.	144,100	7,357,480
	Sony Corp.	112,400	6,392,628
	Stanley Electric Co., Ltd.	8,000	198,374
	SUMCO Corp.	38,000	498,024
	Sumitomo Rubber Industries, Ltd.	22,403	244,539
	Sundrug Co., Ltd.	11,000	304,140
	Sushiro Global Holdings, Ltd.	1,600	98,131
	Suzuki Motor Corp.	34,200	1,337,509
	Sysmex Corp.	11,000	798,634
	Taiheiyo Cement Corp.	18,800	528,004
	Taisei Corp.	33,300	1,148,874
	Taiyo Nippon Sanso Corp.	11,500	235,798
#	Taiyo Yuden Co., Ltd.	19,700	389,667
	TDK Corp.	21,500	1,650,713
	TechnoPro Holdings, Inc.	3,400	191,997
	Teijin, Ltd.	28,000	484,419
	Terumo Corp.	48,600	1,414,520
	Toei Animation Co., Ltd.	900	37,648
#	Tokai Carbon Co., Ltd.	26,900	263,594
	Tokuyama Corp.	7,300	168,032
	Tokyo Century Corp.	7,400	305,879
	Tokyo Electron, Ltd.	12,100	2,049,405
	Topcon Corp.	600	7,005
	Tosoh Corp.	46,300	648,935
#	Toyo Tire Corp	15,900	207,708
	Toyoda Gosei Co., Ltd.	8,500	156,322
	Toyota Boshoku Corp.	11,000	154,420
	Trend Micro, Inc.	17,000	741,233
	Tsuruha Holdings, Inc.	4,400	447,882
	Ube Industries, Ltd.	8,700	181,138
	Ulvac, Inc.	2,200	92,086
	Unicharm Corp.	15,900	449,828
	USS Co., Ltd.	24,400	483,193
	Welcia Holdings Co., Ltd.	6,900	320,611
	Yahoo Japan Corp.	133,000	389,547
	Yamaha Motor Co., Ltd.	42,100	738,220
	Yaoko Co., Ltd.	2,000	91,579
	Yaskawa Electric Corp.	35,600	1,178,070
	Yokohama Rubber Co., Ltd. (The)	5,900	108,553
	Zenkoku Hosho Co., Ltd.	7,200	280,845
	Zensho Holdings Co., Ltd.	10,100	216,966
	ZOZO, Inc.	24,800	467,637
TOTAL JAPAN			120,392,865
NETHERLANDS — (3.1%)
	ASML Holding NV	9,811	2,186,129
	ASML Holding NV	2,890	643,921
	GrandVision NV	6,983	209,307
	Heineken NV	15,683	1,682,603
#	Koninklijke Ahold Delhaize NV	124,151	2,819,831
	Koninklijke KPN NV	449,630	1,282,095
*	OCI NV	7,748	202,084
	Randstad NV	14,352	720,382
#	Unilever NV	82,174	4,744,727

International High Relative Profitability Portfolio
CONTINUED
	Shares	Value»
NETHERLANDS — (Continued)
Unilever NV	4,014	$232,666
Wolters Kluwer NV	35,486	2,572,214
TOTAL NETHERLANDS		17,295,959
NEW ZEALAND — (0.3%)
* a2 Milk Co., Ltd.	50,971	598,915
Air New Zealand, Ltd.	33,783	60,141
Fisher & Paykel Healthcare Corp., Ltd.	2,889	31,140
Spark New Zealand, Ltd.	273,315	712,463
Z Energy, Ltd.	15,488	65,872
TOTAL NEW ZEALAND		1,468,531
NORWAY — (0.7%)
# Aker BP ASA	10,671	301,977
Austevoll Seafood ASA	4,937	50,229
Bakkafrost P/F	1,233	71,036
Equinor ASA	106,645	1,912,176
Mowi ASA	6,167	148,211
Salmar ASA	6,132	283,229
Telenor ASA	61,693	1,250,083
TGS NOPEC Geophysical Co. ASA	5,506	133,087
TOTAL NORWAY		4,150,028
PORTUGAL — (0.1%)
Jeronimo Martins SGPS SA	28,678	462,750
SINGAPORE — (1.0%)
Dairy Farm International Holdings, Ltd.	33,000	247,106
DBS Group Holdings, Ltd.	38,400	732,166
Genting Singapore, Ltd.	698,800	465,024
Great Eastern Holdings, Ltd.	3,100	57,218
Jardine Cycle & Carriage, Ltd.	11,500	281,381
SATS, Ltd.	63,600	221,593
Sembcorp Industries, Ltd.	34,600	58,542
Singapore Airlines, Ltd.	73,300	513,188
Singapore Exchange, Ltd.	75,500	433,180
Singapore Technologies Engineering, Ltd.	146,700	449,965
Singapore Telecommunications, Ltd.	476,900	1,150,386
Singapore Telecommunications, Ltd.	19,700	47,404
United Overseas Bank, Ltd.	36,400	693,520
Venture Corp., Ltd.	6,600	73,652
Yangzijiang Shipbuilding Holdings Ltd.	151,900	156,634
TOTAL SINGAPORE		5,580,959
SPAIN — (2.8%)
Acciona SA	3,342	355,853
ACS Actividades de Construccion y Servicios SA	41,864	1,691,560
Aena SME SA	8,598	1,558,664
Amadeus IT Group SA	30,940	2,417,865
Cellnex Telecom SA	15,597	583,302
Enagas SA	31,498	687,102
Endesa SA	52,280	1,291,755
Fomento de Construcciones y Contratas SA	8,401	106,956
Grifols SA	20,099	651,381
Industria de Diseno Textil SA	82,939	2,481,727
Naturgy Energy Group SA	14,393	364,587

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Telefonica SA	439,993	$3,354,338
TOTAL SPAIN			15,545,090
SWEDEN — (2.4%)
	Atlas Copco AB, Class A	44,101	1,347,027
	Atlas Copco AB, Class B	25,600	698,385
	Axfood AB	10,898	229,450
	Boliden AB	35,724	810,124
	Electrolux AB	35,472	819,656
	Epiroc AB, Class A	47,491	520,396
	Epiroc AB, Class B	28,885	300,220
	Essity AB, Class B	19,261	572,111
#	Hennes & Mauritz AB, Class B	59,795	1,042,531
	Indutrade AB	10,614	300,719
	Kindred Group P.L.C.	5,975	36,665
	Lifco AB, Class B	2,376	121,393
	Loomis AB, Class B	9,386	322,844
	Millicom International Cellular SA	9,208	473,058
	Sandvik AB	78,892	1,210,645
	Securitas AB, Class B	32,022	495,901
	SKF AB, Class A	1,490	24,432
	SKF AB, Class B	60,821	997,634
	Sweco AB, Class B	6,957	194,016
*	Swedish Orphan Biovitrum AB	9,888	190,863
	Tele2 AB, Class B	2,888	41,268
	Volvo AB, Class A	18,443	275,024
	Volvo AB, Class B	134,238	1,994,120
TOTAL SWEDEN			13,018,482
SWITZERLAND — (8.4%)
	ABB, Ltd.	1,826	34,470
	Barry Callebaut AG	330	643,818
	EMS-Chemie Holding AG	1,078	673,727
	Geberit AG	4,869	2,247,734
	Givaudan SA	1,399	3,720,766
	Kuehne + Nagel International AG	9,370	1,379,669
	Logitech International SA	914	37,693
	Nestle SA	90,642	9,615,954
	Partners Group Holding AG	2,460	1,956,413
	Roche Holding AG	2,231	598,339
	Roche Holding AG	59,293	15,870,665
	Schindler Holding AG	3,517	791,204
	SGS SA	703	1,736,035
	Sika AG	16,888	2,438,190
	Straumann Holding AG	1,158	944,700
#	Swisscom AG	4,971	2,409,155
	Temenos AG	8,316	1,463,971
TOTAL SWITZERLAND			46,562,503
UNITED KINGDOM — (15.4%)
	Admiral Group P.L.C.	28,446	748,076
	Anglo American P.L.C.	58,599	1,435,933
	Ashtead Group P.L.C.	79,073	2,174,283
	AstraZeneca P.L.C., Sponsored ADR	192,433	8,353,517
	AstraZeneca P.L.C.	6,402	553,093
	Auto Trader Group P.L.C.	101,768	668,064
	BAE Systems P.L.C.	380,128	2,525,467
	Berkeley Group Holdings P.L.C.	8,008	376,639

International High Relative Profitability Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
BHP Group P.L.C., ADR	700	$33,418
BHP Group P.L.C.	171,304	4,084,491
BT Group P.L.C.	1,206,078	2,825,059
Bunzl P.L.C.	31,970	833,287
Burberry Group P.L.C.	64,864	1,788,545
Burford Capital, Ltd.	13,194	240,270
Centrica P.L.C.	699,457	643,911
Coca-Cola HBC AG	8,079	277,992
Compass Group P.L.C.	115,663	2,926,328
Croda International P.L.C.	16,319	926,980
Diageo P.L.C., Sponsored ADR	42,183	7,039,499
Evraz P.L.C.	75,552	591,782
Experian P.L.C.	127,742	3,874,308
Ferguson P.L.C.	38,703	2,880,012
Fresnillo P.L.C.	20,442	147,542
G4S P.L.C.	57,218	132,800
# GlaxoSmithKline P.L.C., Sponsored ADR	151,444	6,251,608
GlaxoSmithKline P.L.C.	14,845	307,008
Halma P.L.C.	12,630	305,008
Hargreaves Lansdown P.L.C.	32,725	831,377
Hikma Pharmaceuticals P.L.C.	11,799	263,207
HomeServe P.L.C.	33,102	458,008
Imperial Brands P.L.C.	138,464	3,514,222
International Consolidated Airlines Group SA	65,315	336,093
Intertek Group P.L.C.	24,558	1,700,010
ITV P.L.C.	417,884	561,281
JD Sports Fashion P.L.C.	59,145	466,441
Mondi P.L.C.	62,031	1,351,394
Next P.L.C.	14,675	1,080,220
Persimmon P.L.C.	47,699	1,163,788
RELX P.L.C., Sponsored ADR	80,690	1,914,774
RELX P.L.C.	8,501	201,629
RELX P.L.C.	28,850	685,260
Rentokil Initial P.L.C.	275,088	1,453,401
Rightmove P.L.C.	75,350	481,925
Rio Tinto P.L.C.	8,041	454,087
Rio Tinto P.L.C., Sponsored ADR	59,454	3,393,634
Rolls-Royce Holdings P.L.C.	149,212	1,559,614
Sage Group P.L.C. (The)	146,033	1,273,465
Smith & Nephew P.L.C.	4,818	109,074
Spirax-Sarco Engineering P.L.C.	11,095	1,209,835
SSE P.L.C.	170,410	2,271,851
St James's Place P.L.C.	4,138	49,378
TUI AG	6,586	65,396
Unilever P.L.C., Sponsored ADR	78,609	4,725,973
Whitbread P.L.C.	10,215	561,145
TOTAL UNITED KINGDOM		85,081,402
TOTAL COMMON STOCKS		536,976,599
PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Bayerische Motoren Werke AG	4,226	250,903
Fuchs Petrolub SE	5,550	212,669
Sartorius AG	4,030	815,190
Schaeffler AG	4,301	31,713

International High Relative Profitability Portfolio
CONTINUED
	Shares	Value»

GERMANY — (Continued)
Volkswagen AG	16,047	$2,666,573
TOTAL GERMANY		3,977,048
TOTAL INVESTMENT SECURITIES		540,953,647

			Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§	DFA Short Term Investment Fund	990,570	11,461,889
TOTAL INVESTMENTS — (100.0%)
(Cost $547,723,860)^^			$552,415,536
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$82,395	$35,037,470	—	$35,119,865
Austria	—	797,398	—	797,398
Belgium	—	4,619,402	—	4,619,402
Canada	47,840,957	—	—	47,840,957
Denmark	—	8,917,736	—	8,917,736
Finland	—	4,751,662	—	4,751,662
France	—	54,464,136	—	54,464,136
Germany	—	38,048,616	—	38,048,616
Hong Kong	—	17,147,198	—	17,147,198
Ireland	72,158	2,038,307	—	2,110,465
Israel	526,735	1,191,111	—	1,717,846
Italy	1,263,028	10,619,721	—	11,882,749
Japan	—	120,392,865	—	120,392,865
Netherlands	5,388,648	11,907,311	—	17,295,959
New Zealand	—	1,468,531	—	1,468,531
Norway	—	4,150,028	—	4,150,028
Portugal	—	462,750	—	462,750
Singapore	—	5,580,959	—	5,580,959
Spain	—	15,545,090	—	15,545,090
Sweden	—	13,018,482	—	13,018,482
Switzerland	37,693	46,524,810	—	46,562,503
United Kingdom	31,712,423	53,368,979	—	85,081,402
Preferred Stocks
Germany	—	3,977,048	—	3,977,048
Securities Lending Collateral	—	11,461,889	—	11,461,889
TOTAL	$86,924,037	$465,491,499	—	$552,415,536

VA Equity Allocation Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	700,748	$17,133,282
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	593,297	13,651,762
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	664,541	8,433,032
Investment in VA U.S. Targeted Value Portfolio of DFA Investment Dimensions Group Inc.	450,579	7,867,107
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	218,608	4,455,230
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group Inc.	164,308	4,276,935
Investment in VA International Small Portfolio of DFA Investment Dimensions Group Inc.	224,589	2,596,254
Investment in VA International Value Portfolio of DFA Investment Dimensions Group Inc.	166,874	1,944,084
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	43,188	1,695,553
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $60,216,316)^^		$62,053,239
Summary of the Portfolio’s investments as of July 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$62,053,239	—	—	$62,053,239
TOTAL	$62,053,239	—	—	$62,053,239

DFA MN Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	100	$105,837
Chaska Independent School District No. 112 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	1,150	1,217,125
City of Bemidji (GO) (AGM) Series A
5.000%, 02/01/20	230	234,377
5.000%, 02/01/21	575	607,677
City of Brainerd (GO) (MN CRED PROG) Series A
5.000%, 10/01/21	570	617,390
City of Cambridge (GO) Series A
3.000%, 02/01/23	375	397,234
City of Chaska (GO) Series B
5.000%, 02/01/21	385	407,472
City of Circle Pines (GO) Series B
3.000%, 02/01/21	215	220,951
City of Duluth (GO) Series A
3.000%, 02/01/20	240	242,232
City of East Grand Forks (GO) Series A
3.000%, 02/01/21	200	205,416
City of Hopkins (GO) Series D
3.000%, 02/01/22	130	135,853
City of Kasson (GO)
4.000%, 02/01/23	320	350,118
City of Kasson (GO) Series A
2.000%, 02/01/20	160	160,672
City of Lakeville (GO) Series A
5.000%, 02/01/20	470	479,184
City of Lakeville (GO) Series B
5.000%, 02/01/24	710	829,649
City of Marshall (GO) Series B
5.000%, 02/01/21	110	116,302
City of Minneapolis (GO)
2.000%, 12/01/19	100	100,312
4.000%, 12/01/19	300	302,907
5.000%, 12/01/19	245	248,180
5.000%, 12/01/19	500	506,490
2.000%, 12/01/20	520	526,505
3.000%, 12/01/27	5,000	5,382,050
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
City of New Ulm (GO) Series B
2.000%, 12/01/19	325	$326,014
City of Red Wing (GO) Series A
4.000%, 02/01/26	700	809,725
City of Richfield (GO) Series A
3.000%, 02/01/24	255	273,707
City of Rochester (GO) Series A
5.000%, 02/01/20	1,000	1,019,540
City of Saint Cloud (GO) Series A
3.000%, 02/01/24	450	475,519
City of Saint Cloud (GO) Series B
5.000%, 02/01/20	275	280,374
City of Saint Cloud (RB) Series A
¤ 5.125%, 05/01/30 (Pre-refunded @ $100, 5/1/20)	300	308,841
City of Saint Francis (GO) Series A
3.000%, 02/01/20	285	287,651
City of Saint Paul (GO) Series A
5.000%, 09/01/21	610	658,544
City of Saint Paul (GO) Series B
5.000%, 11/01/20	835	875,748
City of Saint Paul Sewer Revenue (RB) Series C
3.000%, 12/01/19	250	251,603
City of Savage (GO) Series A
3.000%, 02/01/22	325	333,726
City of Shoreview (GO) Series A
3.000%, 02/01/21	290	298,027
City of State Paul (GO) Series D
5.000%, 03/01/20	500	511,395
City of State Paul (GO) Series E
5.000%, 12/01/19	170	172,207
City of Waconia (GO) Series A
3.000%, 02/01/23	450	477,315
3.000%, 02/01/26	820	894,694
City of West Saint Paul (GO) Series A
3.000%, 02/01/23	230	243,637

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
City of Woodbury (GO) Series A
2.000%, 02/01/20	135	$135,635
2.000%, 02/01/22	145	148,222
Cloquet Independent School District No. 94 (GO) (SD CRED PROG) Series A
5.000%, 04/01/22	910	1,001,182
Cook County (GO) Series A
3.000%, 02/01/21	180	184,982
County of Itasca (GO) Series A
5.000%, 02/01/24	545	631,911
County of Olmsted (GO) Series A
5.000%, 02/01/24	675	787,462
4.000%, 02/01/27	445	502,757
County of Rice (GO)
3.000%, 02/01/20	220	222,123
County of Sherburne (GO) Series A
3.000%, 02/01/24	1,360	1,453,622
County of Swift (GO) Series A
3.000%, 02/01/23	215	228,051
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
5.000%, 01/01/23	1,180	1,332,904
Eden Prairie Independent School District No. 272 (GO) (SD CRED PROG) Series C
5.000%, 02/01/20	1,105	1,126,702
Fosston Independent School District No. 601 (GO) (SD CRED PROG)
4.000%, 02/01/25	550	627,429
Hastings Independent School District No. 200 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	740	783,194
Hennepin County (GO) Series A
5.000%, 12/01/20	400	420,816
5.000%, 12/01/22	2,125	2,396,086
Hennepin County (GO) Series B
5.000%, 12/01/21	2,000	2,180,260
Hennepin County Sales Tax Revenue (RB)
5.000%, 12/15/19	250	253,628
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Housing & Redevelopment Authority of The City of Saint Paul Minnesota (RB) Series A1
¤ 5.250%, 11/15/29 (Pre-refunded @ $100, 11/15/19)	350	$354,088
Itasca County (GO) Series A
5.000%, 02/01/23	865	973,705
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series A
5.000%, 02/01/20	345	351,776
Luverne Independent School District No. 2184 (GO) (SD CRED PROG) Series A
4.000%, 02/01/21	510	532,216
Mahtomedi Independent School District No. 832 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	175	185,215
Metropolitan Council (GO) Series B
5.000%, 03/01/21	350	371,668
Metropolitan Council (GO) Series C
5.000%, 03/01/26	1,550	1,913,971
Milaca Independent School District No. 912 (GO) (SD CRED PROG) Series A
4.000%, 02/01/23	825	899,390
4.000%, 02/01/24	830	924,711
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
5.000%, 02/01/22	750	821,745
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/24	1,200	1,402,224
Minnesota Higher Education Facilities Authority (RB) Series 7-K2-HA
¤ 6.000%, 10/01/40 (Pre-refunded @ $100, 10/1/21)	450	496,197
Minnesota Public Facilities Authority (RB) Series C
¤ 3.250%, 03/01/24 (Pre-refunded @ $100, 3/1/20)	770	779,594
Minnesota State (GO) Series A
5.000%, 08/01/19	1,310	1,310,000

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
5.000%, 08/01/19	500	$500,000
5.000%, 08/01/20	2,585	2,686,280
5.000%, 08/01/20	2,000	2,078,360
5.000%, 10/01/20	505	528,068
¤ 5.000%, 08/01/23 (Pre-refunded @ $100, 8/1/20)	250	259,593
Minnesota State (GO) Series B
5.000%, 08/01/19	100	100,000
5.000%, 08/01/19	750	750,000
5.000%, 10/01/19	750	754,837
Minnesota State (GO) Series D
5.000%, 08/01/19	50	50,000
5.000%, 08/01/19	170	170,000
5.000%, 08/01/20	1,975	2,052,380
5.000%, 08/01/22	1,820	2,030,811
Minnesota State (GO) Series F
5.000%, 10/01/19	185	186,193
Minnesota State (GO) (ETM) Series D
5.000%, 08/01/20	25	25,959
Minnesota State Colleges & Universities (RB) Series A
4.000%, 10/01/19	100	100,472
Moorhead Independent School District No. 152 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	600	672,084
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/23	1,490	1,632,384
4.000%, 02/01/24	300	335,763
New London-Spicer Independent School District No. 345 (GO) (SD CRED PROG) Series A
3.000%, 02/01/23	150	159,159
New Prague Independent School District No. 721 (GO) (SD CRED PROG) Series A
4.000%, 02/01/20	605	613,676
North Branch Independent School District No. 138 (GO) (SD CRED PROG) Series A
5.000%, 02/01/20	300	305,892
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
North St Paul-Maplewood-Oakdale Independent School District No. 622 (GO) (SD CRED PROG) Series A
5.000%, 02/01/22	255	$279,327
3.000%, 02/01/24	255	274,286
Osseo Independent School District No. 279 (GO) (SD CRED PROG) Series C
5.000%, 02/01/20	780	795,124
5.000%, 02/01/21	350	370,160
Pine City Independent School District No. 578 (GO) (SD CRED PROG) Series A
2.000%, 02/01/21	300	304,179
Robbinsdale Independent School District No. 281 (GO) (SD CRED PROG) Series A
5.000%, 02/01/20	250	254,823
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series B
5.000%, 02/01/20	205	209,026
5.000%, 02/01/22	210	230,143
Rosemount-Apple Valley-Eagan Independent School District No 196 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	765	809,653
St Louis County Independent School District No. 2142 (GO) (SD CRED PROG) Series A
3.000%, 02/01/20	600	605,844
Three Rivers Park District (GO) Series C
5.000%, 02/01/21	1,060	1,121,872
Washington County (GO) Series A
5.000%, 02/01/21	310	328,095
Watertown-Mayer Independent School District No. 111 (GO) (SD CRED PROG) Series B
4.000%, 02/01/20	500	507,170
Westonka Independent School District No. 277 (GO) (SD CRED PROG) Series A
2.000%, 02/01/20	500	502,350

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
3.000%, 02/01/23	350	$365,176
TOTAL MUNICIPAL BONDS		70,574,805
TOTAL INVESTMENTS — (100.0%)
(Cost $69,998,339)^^		$70,574,805
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$70,574,805	—	$70,574,805
TOTAL	—	$70,574,805	—	$70,574,805

DFA California Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Albany Unified School District (GO)
5.000%, 08/01/25	230	$281,154
Alhambra Unified School District (GO) Series A
1.750%, 08/01/22	300	306,420
Alhambra Unified School District (GO) Series B
5.000%, 08/01/23	100	115,933
Anaheim Housing & Public Improvements Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/21)	500	543,150
¤ 5.000%, 10/01/41 (Pre-refunded @ $100, 10/1/21)	1,320	1,433,916
Bay Area Toll Authority (RB) Series S-4
¤ 5.250%, 04/01/53 (Pre-refunded @ $100, 4/1/23)	250	289,105
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	695	896,710
Beverly Hills Unified School District (GO)
2.000%, 08/01/22	150	154,854
Burbank Unified School District (GO)
5.000%, 08/01/24	565	676,130
Cajon Valley Union School District (GO)
5.000%, 08/01/24	305	364,496
California Infrastructure & Economic Development Bank (RB) (AMBAC)
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	100	130,045
California Municipal Finance Authority (RB)
¤ 6.000%, 01/01/42 (Pre-refunded @ $100, 1/1/22)	1,250	1,400,275
California State (GO)
5.000%, 12/01/22	500	565,545
5.000%, 08/01/23	585	676,465
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 10/01/25	1,700	$2,088,943
5.000%, 08/01/26	2,380	2,975,595
5.000%, 08/01/26	2,540	3,175,635
5.000%, 09/01/26	3,215	4,027,205
4.000%, 11/01/26	1,735	2,061,753
3.500%, 08/01/27	2,835	3,257,245
5.000%, 08/01/27	4,200	5,352,774
5.000%, 11/01/27	200	256,278
5.000%, 08/01/28	730	948,723
California State (GO) (AMBAC)
5.000%, 02/01/27	625	788,187
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/32 (Pre-refunded @ $100, 6/1/23)	3,500	3,914,610
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/24	775	934,921
California State Department of Water Resources Power Supply Revenue (RB) Series L
5.000%, 05/01/20	325	334,896
¤ 5.000%, 05/01/22 (Pre-refunded @ $100, 5/1/20)	1,000	1,030,300
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/21	1,225	1,311,411
5.000%, 05/01/22	1,675	1,859,501
California State Public Works Board (RB)
¤ 6.125%, 11/01/29 (Pre-refunded @ $100, 11/1/19)	1,000	1,012,880
California State Public Works Board (RB) Series C-1
¤ 5.000%, 03/01/22 (Pre-refunded @ $100, 3/1/20)	310	317,415
California State Public Works Board (RB) Series D
¤ 5.000%, 09/01/24 (Pre-refunded @ $100, 9/1/22)	935	1,052,427

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/22)	1,250	$1,406,987
California State University (RB) Series A
5.000%, 11/01/20	570	599,207
5.000%, 11/01/21	250	272,563
5.000%, 11/01/23	375	437,771
5.000%, 11/01/23	1,935	2,258,900
Camrosa Water District Financing Authority (RB) Series A
4.000%, 01/15/22	205	220,357
Carlsbad Unified School District (GO)
5.000%, 08/01/26	310	391,366
City & County of San Francisco (GO) Series
5.000%, 06/15/22	200	223,166
5.000%, 06/15/24	800	953,568
City & County of San Francisco (GO) Series R1
5.000%, 06/15/21	250	269,103
City of Grover Beach (GO)
5.000%, 09/01/22	390	438,286
5.000%, 09/01/26	345	436,694
5.000%, 09/01/27	445	575,652
City of Los Angeles (RN)
5.000%, 06/25/20	4,410	4,565,982
City of Los Angeles (GO) Series B
5.000%, 09/01/19	150	150,500
City of Pacifica COP
5.000%, 01/01/24	250	293,162
City of Pittsburg Water Revenue (RB) Series A
5.000%, 08/01/24	275	328,941
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/23	645	752,380
5.000%, 11/01/24	1,000	1,203,540
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/25	220	272,384
5.000%, 11/01/26	150	190,505
City of Santa Rosa Wastewater Revenue (RB) Series A
5.000%, 09/01/21	330	357,829
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Cloverdale Unified School District (GO) (AGM) Series A
¤ 5.250%, 08/01/32 (Pre-refunded @ $100, 8/1/21)	235	$255,140
Conejo Valley Unified School District (GO) Series
4.000%, 08/01/27	525	637,429
Contra Costa Transportation Authority (RB) Series
¤ 5.000%, 03/01/23 (Pre-refunded @ $100, 3/1/20)	225	230,382
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/24	2,750	3,248,410
Contra Costa Water District (RB) Series U
5.000%, 10/01/19	100	100,677
Culver City Unified School District (GO) Series C
8.000%, 08/01/23	460	587,319
Desert Sands Unified School District (GO) Series A
5.000%, 06/01/23	375	432,341
Dixie School District (GO)
5.000%, 08/01/21	500	540,800
Dublin-San Ramon Services District Water Revenue (RB)
¤ 5.500%, 08/01/34 (Pre-refunded @ $100, 2/1/21)	1,425	1,523,368
El Monte Union High School District (GO)
5.000%, 06/01/24	250	297,632
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	400	477,444
Emery Unified School District (GO)
5.000%, 08/01/27	600	772,554
Fairfield-Suisun Unified School District (GO)
5.000%, 08/01/26	695	877,952
Grossmont Healthcare District (GO) Series
5.000%, 07/15/23	1,000	1,156,780
Grossmont Union High School District (GO)
5.000%, 08/01/21	200	216,320

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Kern High School District (GO) Series E
4.000%, 08/01/24	200	$229,496
Los Angeles Community College District (GO) Series C
5.000%, 08/01/22	360	403,402
5.000%, 06/01/26	530	666,056
Los Angeles County Metropolitan Transportation Authority (RB)
¤ 5.000%, 07/01/23 (Pre-refunded @ $100, 7/1/21)	1,000	1,078,610
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/22	1,600	1,786,672
5.000%, 07/01/24	600	717,444
Los Angeles County Metropolitan Transportation Authority (RB) Series A-
5.000%, 07/01/25	570	698,945
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/24	250	298,402
5.000%, 07/01/25	1,000	1,228,150
Los Angeles Department of Water & Power Power System Revenue (RB) Series
5.000%, 07/01/26	335	421,329
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/20	515	534,220
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/26	400	503,080
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
5.000%, 07/01/27	1,000	1,287,850
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/24	1,425	1,682,854
5.000%, 07/01/26	1,085	1,341,809
5.000%, 07/01/27	480	605,760
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	175	220,850
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Rios Community College District (GO) Series F
2.000%, 08/01/20	200	$202,280
Merced Community College District (GO)
4.000%, 08/01/19	200	200,000
Mesa Water District COP
¤ 5.000%, 03/15/22 (Pre-refunded @ $100, 3/15/20)	500	512,600
Millbrae Public Financing Authority (RB)
5.000%, 12/01/25	390	483,066
5.000%, 12/01/26	265	334,878
5.000%, 12/01/27	385	496,665
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	20	24,461
5.000%, 08/01/26	280	350,708
5.000%, 08/01/27	130	166,248
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	130	142,646
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/22	1,100	1,243,341
5.000%, 11/01/23	750	876,570
5.000%, 11/01/24	425	511,989
Napa Valley Community College District (GO) Series A
5.000%, 08/01/21	250	270,400
New Haven Unified School District (GO)
5.000%, 08/01/26	150	187,196
Northern California Transmission Agency (RB) Series
5.000%, 05/01/24	280	331,766
Northern Humboldt Union High School District (GO)
4.000%, 08/01/25	120	139,529
Novato Sanitary District (RB)
5.000%, 02/01/22	340	374,296
Oak Park Unified School District (GO)
4.000%, 08/01/22	200	218,026
Oakdale Joint Unified School District (GO)
4.000%, 08/01/23	400	446,736
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/24	750	883,860

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
¤ 6.625%, 08/01/38 (Pre-refunded @ $100, 8/1/21)	800	$890,112
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	200	241,646
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/24	510	601,025
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/25	1,075	1,302,298
Ontario Montclair School District (GO) (AGM) Series B
5.000%, 08/01/21	160	173,056
Otay Water District (RB)
5.000%, 09/01/22	740	830,657
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	235,097
Pajaro Valley Unified School District (GO) Series D
4.000%, 08/01/19	370	370,000
Palm Springs Financing Authority (RB)
5.000%, 11/01/25	260	321,909
Palomar Community College District (GO)
5.000%, 05/01/23	200	229,938
Pasadena Unified School District (GO)
5.000%, 08/01/26	525	661,589
Pasadena Unified School District (GO) Series B
5.000%, 08/01/26	1,000	1,260,170
Placentia-Yorba Linda Unified School District (GO)
5.000%, 08/01/23	205	237,839
Port of Los Angeles (RB) Series A
5.000%, 08/01/19	750	750,000
Redondo Beach Unified School District (GO) (AGM) Series A
5.000%, 08/01/23	255	295,739
Reed Union School District (GO)
4.000%, 08/01/26	250	299,007
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.000%, 05/15/25 (Pre-refunded @ $100, 5/15/23)	530	$608,562
¤ 5.250%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	260	300,950
Riverside Unified School District (GO) Series A
5.000%, 08/01/19	775	775,000
Ross Valley Public Financing Authority (RB)
5.000%, 01/01/25	410	497,437
Sacramento County Sanitation Districts Financing Authority (RB) (NATL) Series A
5.250%, 12/01/20	510	539,621
Sacramento Municipal Utility District (RB) Series E
5.000%, 08/15/23	350	406,581
San Carlos CA School District (GO)
5.000%, 10/01/20	500	523,975
San Diego Community College District (GO)
5.000%, 08/01/23	500	580,095
5.000%, 08/01/26	1,660	2,096,978
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	1,117,152
San Diego Unified School District (RN) Series A
5.000%, 06/30/20	2,000	2,069,960
San Diego Unified School District (GO) (AGM) Series F-1
5.250%, 07/01/27	475	618,174
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	200	250,934
San Diego Unified School District/CA Series R-4
5.000%, 07/01/24	605	721,172
San Francisco Community College District (GO)
5.000%, 06/15/24	1,315	1,564,666
San Francisco County Transportation Authority (RB)
3.000%, 02/01/22	1,300	1,367,405

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Unified School District (GO) Series A
5.000%, 06/15/25	650	$796,926
5.000%, 06/15/26	880	1,107,586
San Gabriel Unified School District (GO) Series A
5.000%, 08/01/25	230	281,752
San Lorenzo Unified School District (GO)
5.000%, 08/01/21	140	151,424
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	320	381,139
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	100	132,450
San Rafael City High School District (GO) Series B
5.000%, 08/01/27	100	129,111
Santa Clara County Financing Authority (RB) Series A
5.000%, 11/15/22	2,000	2,262,940
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/26	400	503,284
Santa County Clara (GO) Series C
5.000%, 08/01/26	1,100	1,389,564
Santa Paula Union High School District (GO) Series A
5.000%, 08/01/19	260	260,000
Santee School District (GO)
5.000%, 08/01/24	290	346,727
Scotts Valley Unified School District (GO) Series B
4.000%, 08/01/24	150	172,202
4.000%, 08/01/25	250	292,898
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/26	250	$315,235
Simi Valley Unified School District (GO)
5.000%, 08/01/19	610	610,000
Southwestern Community College District (GO) Series B
4.000%, 08/01/25	250	292,580
Sylvan Union School District (GO)
5.000%, 08/01/26	620	781,305
Sylvan Union School District (GO) Series
5.000%, 08/01/25	380	466,743
Tahoe-Truckee Unified School District (GO)
5.000%, 08/01/26	100	126,171
Tahoe-Truckee Unified School District (GO) Series C
2.000%, 08/01/20	1,190	1,203,566
University of California (RB) Series AF
5.000%, 05/15/22	750	834,187
¤ 5.000%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	4,240	4,885,625
Washington Union School District/Monterey County (GO)
5.000%, 08/01/27	135	173,232
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	220	284,044
TOTAL MUNICIPAL BONDS		135,509,913
TOTAL INVESTMENTS — (100.0%)
(Cost $131,246,615)^^		$135,509,913

As of July 31, 2019, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	1.808%	Fixed	CPI	Maturity	USD	4,000,000	07/01/25	—	—	$16,669	$16,669
Total Appreciation										$16,669	$16,669
Bank of America Corp.	2.367%	Fixed	CPI	Maturity	USD	6,000,000	07/17/25	—	—	(210,849)	(210,849)
Bank of America Corp.	2.265%	Fixed	CPI	Maturity	USD	7,000,000	02/23/24	—	—	(158,816)	(158,816)
Bank of America Corp.	2.065%	Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	(108,764)	(108,764)

DFA California Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.062%	Fixed	CPI	Maturity	USD	4,000,000	11/08/23	—	—	$(25,843)	$(25,843)
Bank of America Corp.	2.060%	Fixed	CPI	Maturity	USD	11,000,000	11/06/21	—	—	(40,973)	(40,973)
Bank of America Corp.	2.058%	Fixed	CPI	Maturity	USD	11,000,000	12/12/22	—	—	(89,670)	(89,670)
Bank of America Corp.	1.885%	Fixed	CPI	Maturity	USD	8,000,000	01/22/24	—	—	(21,678)	(21,678)
Citibank, N.A.	2.312%	Fixed	CPI	Maturity	USD	7,000,000	07/24/23	—	—	(179,195)	(179,195)
Citibank, N.A.	2.289%	Fixed	CPI	Maturity	USD	12,000,000	07/26/23	—	—	(294,070)	(294,070)
Citibank, N.A.	2.260%	Fixed	CPI	Maturity	USD	10,000,000	08/08/22	—	—	(202,843)	(202,843)
Citibank, N.A.	2.225%	Fixed	CPI	Maturity	USD	6,000,000	03/26/23	—	—	(118,895)	(118,895)
Citibank, N.A.	2.160%	Fixed	CPI	Maturity	USD	7,000,000	01/09/23	—	—	(92,904)	(92,904)
Citibank, N.A.	2.143%	Fixed	CPI	Maturity	USD	8,000,000	01/18/22	—	—	(85,257)	(85,257)
Citibank, N.A.	2.065%	Fixed	CPI	Maturity	USD	4,000,000	11/09/21	—	—	(17,736)	(17,736)
Citibank, N.A.	2.054%	Fixed	CPI	Maturity	USD	10,000,000	11/06/22	—	—	(47,943)	(47,943)
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	6,000,000	02/20/26	—	—	(22,369)	(22,369)
Merrill Lynch Capital Services, Inc.	2.317%	Fixed	CPI	Maturity	USD	6,000,000	05/09/25	—	—	(143,114)	(143,114)
Total (Depreciation)										$(1,860,919)	$(1,860,919)
Total Appreciation (Depreciation)										$(1,844,250)	$(1,844,250)
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$135,509,913	—	$135,509,913
Swap Agreements**	—	(1,844,250)	—	(1,844,250)
TOTAL	—	$133,665,663	—	$133,665,663
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Global Core Plus Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (95.2%)
AUSTRALIA — (2.4%)
Australia & New Zealand Banking Group, Ltd.
	0.750%, 09/29/26	EUR	3,000	$3,481,293
BHP Billiton Finance USA, Ltd.
	2.875%, 02/24/22		13	13,175
BHP Billiton Finance, Ltd.
	3.250%, 09/24/27	EUR	1,800	2,456,960
Commonwealth Bank of Australia
	5.000%, 03/19/20		9	9,151
Ω	2.850%, 05/18/26		266	269,535
Ω	3.150%, 09/19/27		10	10,350
FMG Resources August 2006 Pty, Ltd.
#Ω	5.125%, 05/15/24		2,690	2,797,600
Macquarie Bank, Ltd.
Ω	3.900%, 01/15/26		289	303,850
National Australia Bank, Ltd.
	3.000%, 02/10/23	AUD	2,000	1,442,323
	0.625%, 09/18/24	EUR	4,000	4,576,650
Ω	3.500%, 01/10/27		351	369,868
Queensland Treasury Corp.
	2.500%, 03/06/29	AUD	7,000	5,139,357
Telstra Corp., Ltd.
	1.375%, 03/26/29	EUR	3,000	3,634,949
Westpac Banking Corp.
	0.625%, 11/22/24	EUR	1,000	1,147,590
	2.850%, 05/13/26		104	105,997
	2.700%, 08/19/26		23	23,204
	3.350%, 03/08/27		2,319	2,442,737
	1.125%, 09/05/27	EUR	2,000	2,394,885
TOTAL AUSTRALIA				30,619,474
BELGIUM — (0.6%)
Anheuser-Busch InBev SA
	2.700%, 03/31/26	EUR	1,000	1,298,192
	2.000%, 03/17/28	EUR	1,000	1,261,179
	2.250%, 05/24/29	GBP	600	754,073
Kingdom of Belgium Government Bond
Ω	0.900%, 06/22/29	EUR	3,700	4,509,596
TOTAL BELGIUM				7,823,040
CANADA — (5.4%)
Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	700	841,563
Ω	3.550%, 07/26/27		1,620	1,656,999
Bank of Montreal
	2.700%, 12/09/26	CAD	5,000	3,887,294
		Face Amount^	Value†
		(000)
CANADA — (Continued)
Bank of Nova Scotia (The)
2.620%, 12/02/26	CAD	6,000	$4,636,975
Canadian Imperial Bank of Commerce
3.300%, 05/26/25	CAD	5,300	4,242,088
Canadian Natural Resources, Ltd.
3.420%, 12/01/26	CAD	1,000	778,739
3.850%, 06/01/27		3,000	3,104,233
Canadian Pacific Railway Co.
# 2.900%, 02/01/25		535	546,330
3.700%, 02/01/26		45	47,090
Cenovus Energy, Inc.
3.000%, 08/15/22		719	719,934
CPPIB Capital, Inc.
0.875%, 02/06/29	EUR	10,250	12,216,869
Enbridge, Inc.
4.000%, 10/01/23		34	35,711
# 3.500%, 06/10/24		15	15,479
Honda Canada Finance, Inc.
3.444%, 05/23/25	CAD	5,000	3,987,309
Husky Energy, Inc.
3.600%, 03/10/27	CAD	4,000	3,145,598
4.400%, 04/15/29		600	630,719
Nutrien, Ltd.
3.625%, 03/15/24		540	557,699
3.000%, 04/01/25		40	40,278
Province of British Columbia Canada
6.500%, 01/15/26		93	115,504
Province of Quebec
3.700%, 05/20/26	AUD	3,500	2,685,941
Province of Quebec Canada
0.875%, 05/04/27	EUR	3,800	4,516,679
0.875%, 07/05/28	EUR	6,800	8,084,616
Rogers Communications, Inc.
3.000%, 03/15/23		21	21,387
4.000%, 03/13/24	CAD	2,000	1,616,593
Royal Bank of Canada
4.930%, 07/16/25	CAD	4,000	3,484,649
Suncor Energy, Inc.
3.600%, 12/01/24		87	90,719
Thomson Reuters Corp.
4.300%, 11/23/23		60	63,605
3.850%, 09/29/24		79	81,489
3.350%, 05/15/26		2,000	2,022,575
Toronto-Dominion Bank (The)
1.994%, 03/23/22	CAD	58	43,849
TransAlta Corp.
# 4.500%, 11/15/22		1,000	1,025,710
TransCanada PipeLines, Ltd.
3.800%, 10/01/20		15	15,218
4.875%, 01/15/26		3,000	3,340,068

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Videotron, Ltd.
	5.000%, 07/15/22		921	$962,169
TOTAL CANADA				69,261,678
DENMARK — (2.5%)
AP Moller - Maersk A.S.
	1.750%, 03/16/26	EUR	4,500	5,188,314
Bayer Capital Corp BV
	1.500%, 06/26/26	EUR	5,700	6,694,188
Denmark Government Bond
	0.500%, 11/15/27	DKK	32,300	5,207,809
Ω	0.500%, 11/15/29	DKK	30,600	4,951,940
Kommunekredit
	2.900%, 11/27/26	AUD	7,300	5,363,732
KOMMUNEKREDIT SR
	0.750%, 07/05/28	EUR	4,200	4,988,557
TOTAL DENMARK				32,394,540
FINLAND — (0.2%)
Nokia Oyj
	4.375%, 06/12/27		2,750	2,839,375
FRANCE — (6.5%)
Air Liquide Finance SA
	1.000%, 03/08/27	EUR	1,100	1,312,074
BNP Paribas SA
	3.250%, 03/03/23		22	22,709
	1.500%, 11/17/25	EUR	1,200	1,426,264
BPCE S.A.
Ω	3.500%, 10/23/27		5,000	5,096,996
BPCE SA
	4.000%, 04/15/24		500	532,822
Credit Agricole SA
	2.375%, 05/20/24	EUR	1,000	1,236,825
	1.375%, 05/03/27	EUR	2,000	2,412,716
Dexia Credit Local SA
	1.000%, 10/18/27	EUR	11,400	13,689,079
Electricite de France SA
Ω	3.625%, 10/13/25		40	42,261
	6.250%, 05/30/28	GBP	1,000	1,660,426
	5.875%, 07/18/31	GBP	1,200	2,057,204
Orange SA
	0.875%, 02/03/27	EUR	500	586,408
	8.125%, 11/20/28	GBP	1,964	3,669,711
	2.000%, 01/15/29	EUR	1,200	1,527,475
Pernod Ricard SA
	1.500%, 05/18/26	EUR	800	960,115
#Ω	3.250%, 06/08/26		173	177,493
Sanofi
	0.500%, 01/13/27	EUR	2,300	2,649,370
	1.125%, 04/05/28	EUR	1,700	2,054,147
	0.875%, 03/21/29	EUR	1,000	1,185,620
	1.375%, 03/21/30	EUR	6,200	7,696,956
SNCF Mobilites
	5.375%, 03/18/27	GBP	500	789,122
	1.500%, 02/02/29	EUR	2,000	2,503,902
		Face Amount^	Value†
		(000)
FRANCE — (Continued)
SNCF Reseau
0.875%, 01/22/29	EUR	2,000	$2,365,970
SNCF Reseau EPIC
5.250%, 12/07/28	GBP	10,498	17,216,367
1.125%, 05/25/30	EUR	1,100	1,340,318
Societe Generale SA
1.125%, 01/23/25	EUR	1,200	1,377,132
2.125%, 09/27/28	EUR	2,000	2,489,954
Total Capital International SA
3.750%, 04/10/24		112	119,116
1.375%, 10/04/29	EUR	1,000	1,236,900
TOTAL CAPITAL INTL SA
0.750%, 07/12/28	EUR	1,000	1,171,926
Total Capital S.A.
# 3.883%, 10/11/28		3,000	3,301,157
TOTAL FRANCE			83,908,535
GERMANY — (4.8%)
Amphenol Technologies Holding GmbH
2.000%, 10/08/28	EUR	4,000	4,940,065
BMW Finance NV
1.125%, 01/10/28	EUR	750	895,045
1.500%, 02/06/29	EUR	2,600	3,151,132
Daimler AG
1.000%, 11/15/27	EUR	4,300	5,028,476
Deutsche Bahn Finance GMBH
1.125%, 12/18/28	EUR	6,000	7,280,034
Deutsche Bank AG
2.950%, 08/20/20		2	1,995
3.125%, 01/13/21		23	22,850
3.700%, 05/30/24		113	111,455
Deutsche Telekom International Finance BV
1.125%, 05/22/26	EUR	1,000	1,186,379
1.375%, 01/30/27	EUR	500	603,686
2.250%, 04/13/29	GBP	1,600	2,004,911
E.ON SE
1.625%, 05/22/29	EUR	1,200	1,473,305
Kreditanstalt fuer Wiederaufbau
2.050%, 02/16/26	JPY	1,533,000	16,342,297
3.200%, 03/15/28	AUD	15,000	11,556,930
Volkswagen International Finance NV
1.875%, 03/30/27	EUR	5,400	6,427,051
TOTAL GERMANY			61,025,611
IRELAND — (0.2%)
Perrigo Finance Unlimited Co.
4.375%, 03/15/26		2,500	2,534,238
ITALY — (0.4%)
Eni SpA
1.500%, 01/17/27	EUR	1,000	1,214,145

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
ITALY — (Continued)
	1.125%, 09/19/28	EUR	1,700	$2,006,445
	Italy Buoni Poliennali Del Tesoro
	1.250%, 12/01/26	EUR	2,100	2,344,870
	TOTAL ITALY			5,565,460
JAPAN — (0.8%)
	Japan Government Twenty Year Bond
	1.800%, 09/20/31	JPY	880,000	9,924,045
	Mitsubishi UFJ Financial Group, Inc.
	3.677%, 02/22/27		35	36,987
	Nissan Motor Acceptance Corp.
Ω	2.125%, 03/03/20		20	19,954
	Nomura Holdings, Inc.
	6.700%, 03/04/20		16	16,404
	Sumitomo Mitsui Financial Group, Inc.
#	3.784%, 03/09/26		58	61,569
	Toyota Credit Canada, Inc.
	2.020%, 02/28/22	CAD	58	43,814
	Toyota Motor Credit Corp.
	3.300%, 01/12/22		30	30,736
	TOTAL JAPAN			10,133,509
LUXEMBOURG — (1.3%)
	DH Europe Finance SA
	1.200%, 06/30/27	EUR	1,300	1,517,431
	Novartis Finance SA
	1.625%, 11/09/26	EUR	3,300	4,098,670
	1.125%, 09/30/27	EUR	7,000	8,487,561
	0.625%, 09/20/28	EUR	2,300	2,676,711
	TOTAL LUXEMBOURG			16,780,373
NETHERLANDS — (5.1%)
	BNG Bank NV
	0.625%, 06/19/27	EUR	500	589,859
	3.500%, 07/19/27	AUD	5,000	3,872,579
	Cooperatieve Rabobank UA
	3.875%, 02/08/22		83	86,095
	1.250%, 03/23/26	EUR	2,500	3,013,078
	E.ON International Finance BV
	6.375%, 06/07/32	GBP	1,150	2,039,975
	Enel Finance International NV
	1.375%, 06/01/26	EUR	1,500	1,800,222
	1.125%, 09/16/26	EUR	2,000	2,356,162
Ω	4.875%, 06/14/29		2,000	2,202,637
	Heineken NV
Ω	2.750%, 04/01/23		26	26,228
	1.375%, 01/29/27	EUR	1,200	1,442,696
	Iberdrola International BV
	0.375%, 09/15/25	EUR	1,400	1,591,620
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
	ING Groep NV
	1.375%, 01/11/28	EUR	3,100	$3,702,806
	Koninklijke Ahold Delhaize NV
	1.125%, 03/19/26	EUR	520	608,507
	Koninklijke KPN NV
	5.750%, 09/17/29	GBP	1,500	2,197,076
	Koninklijke Philips NV
	1.375%, 05/02/28	EUR	2,000	2,420,461
	Mylan NV
	2.250%, 11/22/24	EUR	1,000	1,193,789
	3.950%, 06/15/26		173	176,748
	3.125%, 11/22/28	EUR	1,400	1,761,255
	Nederlandse Waterschapsbank NV
	3.150%, 09/02/26	AUD	1,300	976,872
	1.000%, 03/01/28	EUR	7,500	9,128,752
	Sensata Technologies BV
Ω	5.000%, 10/01/25		2,886	3,037,457
	SHELL INTERNATIONAL FIN
	1.250%, 05/12/28	EUR	5,600	6,798,579
	Shell International Finance B.V.
	3.875%, 11/13/28		1,200	1,317,442
	Shell International Finance BV
	2.250%, 11/10/20		54	54,052
	1.625%, 01/20/27	EUR	6,208	7,694,456
	0.750%, 08/15/28	EUR	2,000	2,330,519
	Telefonica Europe BV
	8.250%, 09/15/30		500	716,646
	Unilever NV
	1.000%, 02/14/27	EUR	1,500	1,784,779
	1.375%, 07/31/29	EUR	700	862,884
	TOTAL NETHERLANDS			65,784,231
NORWAY — (4.0%)
	Equinor ASA
	2.650%, 01/15/24		81	82,257
	6.125%, 11/27/28	GBP	1,250	2,147,495
	6.875%, 03/11/31	GBP	17,350	33,109,997
	Kommunalbanken A.S.
	3.000%, 12/09/26	AUD	12,500	9,341,532
	3.400%, 07/24/28	AUD	4,000	3,100,220
	Norway Government Bond
Ω	1.500%, 02/19/26	NOK	29,000	3,317,233
	TOTAL NORWAY			51,098,734
SPAIN — (0.4%)
	Telefonica Emisiones SA
	5.462%, 02/16/21		10	10,437
	Telefonica Emisiones SAU
	1.715%, 01/12/28	EUR	4,300	5,266,472
	TOTAL SPAIN			5,276,909
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (5.0%)
	African Development Bank
	3.300%, 07/27/27	AUD	3,000	2,285,094

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Asian Development Bank
2.350%, 06/21/27	JPY	2,720,000	$30,304,913
Council Of Europe Development Bank
0.625%, 01/30/29	EUR	2,000	2,369,557
European Financial Stability Facility
0.950%, 02/14/28	EUR	1,900	2,311,633
European Investment Bank
1.900%, 01/26/26	JPY	568,700	6,006,340
2.150%, 01/18/27	JPY	1,374,700	15,005,937
4.500%, 06/07/29	GBP	1,700	2,740,873
Inter-American Development Bank
2.500%, 04/14/27	AUD	5,000	3,641,034
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			64,665,381
SWEDEN — (1.6%)
Svenska Handelsbanken AB
0.250%, 02/28/22	EUR	110	123,394
Sweden Government Bond
2.250%, 06/01/32	SEK	142,500	18,909,339
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/22		1,323	1,363,021
TOTAL SWEDEN			20,395,754
SWITZERLAND — (0.4%)
Credit Suisse AG
1.500%, 04/10/26	EUR	700	848,094
Nestle Finance International, Ltd.
1.250%, 11/02/29	EUR	1,380	1,695,820
UBS Group Funding Switzerland AG
1.250%, 09/01/26	EUR	1,800	2,131,796
TOTAL SWITZERLAND			4,675,710
UNITED KINGDOM — (6.2%)
Aon P.L.C.
4.000%, 11/27/23		47	49,560
3.500%, 06/14/24		107	111,481
2.875%, 05/14/26	EUR	1,400	1,765,850
AstraZeneca P.L.C
3.375%, 11/16/25		802	837,318
4.000%, 01/17/29		1,000	1,093,000
AstraZeneca P.L.C.
2.375%, 11/16/20		34	34,012
1.250%, 05/12/28	EUR	1,200	1,423,716
5.750%, 11/13/31	GBP	450	785,679
Barclays Bank P.L.C.
2.250%, 06/10/24	EUR	500	613,113
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	Barclays P.L.C.
	4.375%, 01/12/26		2,000	$2,065,495
	3.250%, 02/12/27	GBP	1,657	2,058,839
	BAT International Finance P.L.C.
	4.000%, 09/04/26	GBP	1,220	1,656,483
	1.250%, 03/13/27	EUR	1,000	1,130,557
	3.125%, 03/06/29	EUR	3,200	4,129,023
	BP Capital Markets P.L.C.
	3.535%, 11/04/24		26	27,298
	1.077%, 06/26/25	EUR	1,200	1,407,201
	1.594%, 07/03/28	EUR	1,233	1,517,886
	British Telecommunications P.L.C.
	1.000%, 11/21/24	EUR	1,200	1,388,843
	1.500%, 06/23/27	EUR	2,500	2,942,540
	3.125%, 11/21/31	GBP	700	929,549
	Centrica P.L.C.
	4.375%, 03/13/29	GBP	1,000	1,434,426
	Coca-Cola European Partners P.L.C.
	1.750%, 05/26/28	EUR	1,400	1,734,444
	Diageo Finance P.L.C.
	1.500%, 10/22/27	EUR	1,000	1,218,167
	GLAXOSMITHKLINE CAPITAL
	5.250%, 12/19/33	GBP	1,388	2,398,609
	GlaxoSmithKline Capital P.L.C.
	1.000%, 09/12/26	EUR	1,500	1,769,735
	HSBC Holdings P.L.C.
	4.000%, 03/30/22		59	61,176
	2.625%, 08/16/28	GBP	5,164	6,533,139
	Lloyds Banking Group P.L.C.
	3.750%, 01/11/27		3,500	3,551,894
	1.500%, 09/12/27	EUR	2,100	2,417,043
	Nationwide Building Society
	3.250%, 01/20/28	GBP	1,500	2,023,865
	Network Rail Infrastructure Finance P.L.C.
	4.375%, 12/09/30	GBP	950	1,564,845
	Rio Tinto Finance P.L.C.
	4.000%, 12/11/29	GBP	3,500	5,263,435
	Rolls-Royce P.L.C.
Ω	3.625%, 10/14/25		520	535,535
	3.375%, 06/18/26	GBP	800	1,076,520
	Royal Bank of Scotland Group P.L.C.
#	4.800%, 04/05/26		3,000	3,205,779
	Santander UK P.L.C.
	4.000%, 03/13/24		103	108,116
	3.875%, 10/15/29	GBP	1,478	2,126,364
	Sky Ltd.
	2.500%, 09/15/26	EUR	2,000	2,565,894
	TechnipFMC P.L.C.
	3.450%, 10/01/22		49	49,814

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
Transport for London
4.000%, 09/12/33	GBP	4,400	$6,859,253
Vodafone Group P.L.C.
1.125%, 11/20/25	EUR	500	586,057
1.500%, 07/24/27	EUR	1,750	2,108,934
4.200%, 12/13/27	AUD	1,800	1,351,134
# 7.875%, 02/15/30		77	104,521
Western Power Distribution South West P.L.C.
5.875%, 03/25/27	GBP	900	1,410,931
2.375%, 05/16/29	GBP	1,300	1,654,361
TOTAL UNITED KINGDOM			79,681,434
UNITED STATES — (47.4%)
3M Co.
1.500%, 11/09/26	EUR	1,100	1,344,110
2.875%, 10/15/27		168	171,695
ABB Finance USA, Inc.
2.875%, 05/08/22		45	45,638
Abbott Ireland Financing DAC
1.500%, 09/27/26	EUR	5,000	6,061,602
Abbott Laboratories
2.950%, 03/15/25		146	149,495
AbbVie, Inc.
2.900%, 11/06/22		33	33,305
3.600%, 05/14/25		1,000	1,030,337
4.250%, 11/14/28		2,400	2,564,014
Activision Blizzard, Inc.
3.400%, 06/15/27		1,052	1,076,413
Adobe, Inc.
3.250%, 02/01/25		22	22,854
Advance Auto Parts, Inc.
4.500%, 12/01/23		14	14,928
AECOM
5.875%, 10/15/24		500	540,000
# 5.125%, 03/15/27		2,200	2,304,500
Aetna, Inc.
2.750%, 11/15/22		97	97,200
3.500%, 11/15/24		63	64,839
Affiliated Managers Group, Inc.
3.500%, 08/01/25		1,730	1,770,354
Aflac, Inc.
3.250%, 03/17/25		129	133,658
Ahold Finance USA LLC
6.875%, 05/01/29		8	10,012
Alabama Power Co.
2.800%, 04/01/25		30	30,084
Albemarle Corp.
4.150%, 12/01/24		86	90,581
Allergan Finance LLC
3.250%, 10/01/22		88	89,228
Allergan Funding SCS
3.450%, 03/15/22		150	152,886
# 3.800%, 03/15/25		529	547,950
2.625%, 11/15/28	EUR	3,200	4,080,698
2.625%, 11/15/28	EUR	216	275,447
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
2.125%, 06/01/29	EUR	1,500	$1,834,458
Ally Financial, Inc.
4.125%, 02/13/22		1,250	1,287,125
5.125%, 09/30/24		2,000	2,190,000
Alphabet, Inc.
1.998%, 08/15/26		86	84,082
Altria Group, Inc.
4.750%, 05/05/21		2	2,079
2.200%, 06/15/27	EUR	3,000	3,604,064
4.800%, 02/14/29		2,500	2,689,871
Amazon.com, Inc.
3.150%, 08/22/27		2,000	2,101,047
Ameren Corp.
2.700%, 11/15/20		12	12,018
American Express Credit Corp.
2.250%, 05/05/21		2	2,000
3.300%, 05/03/27		131	137,575
American Honda Finance Corp.
2.300%, 09/09/26		130	127,106
American International Group, Inc.
3.300%, 03/01/21		17	17,227
4.875%, 06/01/22		17	18,145
4.125%, 02/15/24		118	125,482
3.750%, 07/10/25		95	100,061
3.900%, 04/01/26		46	48,579
1.875%, 06/21/27	EUR	4,075	4,933,548
American Water Capital Corp.
3.850%, 03/01/24		25	26,308
Ameriprise Financial, Inc.
4.000%, 10/15/23		43	45,671
2.875%, 09/15/26		65	65,561
AmerisourceBergen Corp.
# 3.400%, 05/15/24		433	446,020
Amgen, Inc.
4.100%, 06/15/21		82	84,129
# 3.625%, 05/22/24		75	78,714
3.125%, 05/01/25		37	37,818
2.600%, 08/19/26		28	27,648
4.000%, 09/13/29	GBP	1,836	2,646,574
Analog Devices, Inc.
3.900%, 12/15/25		35	37,092
3.500%, 12/05/26		23	23,719
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 04/13/28		2,500	2,713,552
Anixter, Inc.
5.500%, 03/01/23		1,090	1,163,575
Anthem, Inc.
4.350%, 08/15/20		13	13,258
3.125%, 05/15/22		25	25,437
3.500%, 08/15/24		58	60,058
3.650%, 12/01/27		4,424	4,583,092
Aon Corp.
5.000%, 09/30/20		9	9,264

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
#	4.500%, 12/15/28		960	$1,065,595
	Apache Corp.
	3.250%, 04/15/22		39	39,460
	4.375%, 10/15/28		3,000	3,046,629
	Apple, Inc.
	2.500%, 02/09/25		53	53,381
	3.250%, 02/23/26		1,000	1,044,876
	2.450%, 08/04/26		200	199,703
	3.350%, 02/09/27		2,393	2,519,097
	3.000%, 06/20/27		64	66,004
	3.000%, 11/13/27		81	83,794
	1.375%, 05/24/29	EUR	8,800	10,878,449
	3.050%, 07/31/29	GBP	13,660	19,376,777
	Applied Materials, Inc.
	3.300%, 04/01/27		59	61,704
	Archer-Daniels-Midland Co.
	2.500%, 08/11/26		58	57,984
	Arconic, Inc.
	5.900%, 02/01/27		1,700	1,870,000
	Arizona Public Service Co.
	3.150%, 05/15/25		71	73,066
	Arrow Electronics, Inc.
	3.875%, 01/12/28		1,903	1,900,154
	Ashland LLC
	4.750%, 08/15/22		900	935,055
	Assurant, Inc.
	4.000%, 03/15/23		75	77,250
	AT&T, Inc.
	4.000%, 01/15/22		13	13,487
	3.000%, 02/15/22		74	75,080
	3.800%, 03/15/22		59	61,050
	3.550%, 06/01/24		52	54,034
	3.950%, 01/15/25		115	121,502
	3.400%, 05/15/25		253	260,234
	3.600%, 07/15/25		998	1,036,501
	1.800%, 09/05/26	EUR	800	975,214
	3.800%, 02/15/27		653	680,750
	4.375%, 09/14/29	GBP	500	721,435
	Autodesk, Inc.
	3.125%, 06/15/20		31	31,119
	4.375%, 06/15/25		35	37,161
	3.500%, 06/15/27		3,036	3,085,659
	Automatic Data Processing, Inc.
	3.375%, 09/15/25		144	152,678
	AutoZone, Inc.
	2.875%, 01/15/23		140	141,278
	3.125%, 07/15/23		15	15,289
	3.250%, 04/15/25		72	73,723
	3.125%, 04/21/26		1,187	1,202,742
	Avnet, Inc.
	4.625%, 04/15/26		65	68,931
	BAE Systems Holdings, Inc.
Ω	2.850%, 12/15/20		14	14,030
	Baker Hughes a GE Co. LLC
	3.200%, 08/15/21		2	2,028
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27		2,000	$2,032,879
Ball Corp.
	5.000%, 03/15/22		645	675,508
	5.250%, 07/01/25		500	544,375
#	4.875%, 03/15/26		1,500	1,590,750
Baltimore Gas & Electric Co.
	2.400%, 08/15/26		8	7,828
Bank of America Corp.
	3.300%, 01/11/23		52	53,389
	4.000%, 04/01/24		72	76,581
	7.000%, 07/31/28	GBP	1,500	2,602,095
(r)	3.419%, 12/20/28		184	189,318
Bank of New York Mellon Corp. (The)
	3.650%, 02/04/24		123	129,719
	3.000%, 02/24/25		330	338,484
	2.800%, 05/04/26		64	64,972
Baxalta, Inc.
	2.875%, 06/23/20		2	2,006
Baxter International, Inc.
	2.600%, 08/15/26		49	48,820
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		26	28,245
Beam Suntory, Inc.
	3.250%, 06/15/23		21	21,312
Bed Bath & Beyond, Inc.
#	3.749%, 08/01/24		1,907	1,775,872
Bemis Co., Inc.
Ω	4.500%, 10/15/21		7	7,218
Berkshire Hathaway, Inc.
	3.400%, 01/31/22		37	38,194
	3.125%, 03/15/26		13,387	13,841,612
	1.125%, 03/16/27	EUR	3,748	4,436,898
	2.150%, 03/15/28	EUR	700	900,532
Best Buy Co., Inc.
	4.450%, 10/01/28		1,300	1,384,271
Biogen, Inc.
	2.900%, 09/15/20		172	172,780
	4.050%, 09/15/25		1,000	1,070,081
BlackRock, Inc.
	3.200%, 03/15/27		6,306	6,591,482
BMW US Capital LLC
Ω	2.800%, 04/11/26		194	195,174
Ω	3.300%, 04/06/27		58	59,640
	1.000%, 04/20/27	EUR	1,800	2,113,874
Boeing Co. (The)
	8.750%, 08/15/21		11	12,343
	2.500%, 03/01/25		75	74,661
	2.600%, 10/30/25		42	41,876
Booking Holdings, Inc.
	2.375%, 09/23/24	EUR	1,000	1,236,303
	3.600%, 06/01/26		108	113,531
	1.800%, 03/03/27	EUR	800	975,289

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Boston Scientific Corp.
4.125%, 10/01/23		17	$18,020
BP Capital Markets America, Inc.
3.245%, 05/06/22		33	33,840
3.119%, 05/04/26		35	35,997
3.017%, 01/16/27		127	129,617
Brinker International, Inc.
3.875%, 05/15/23		1,250	1,243,750
Bristol-Myers Squibb Co.
2.000%, 08/01/22		79	78,288
Brown & Brown, Inc.
4.200%, 09/15/24		54	57,015
# 4.500%, 03/15/29		1,500	1,592,154
Brown-Forman Corp.
1.200%, 07/07/26	EUR	3,000	3,541,383
2.600%, 07/07/28	GBP	1,100	1,458,218
Buckeye Partners L.P.
4.150%, 07/01/23		22	21,623
3.950%, 12/01/26		87	77,557
Bunge, Ltd. Finance Corp.
3.750%, 09/25/27		2,200	2,185,362
Burlington Northern Santa Fe LLC
3.000%, 04/01/25		50	51,376
7.000%, 12/15/25		10	12,501
CA, Inc.
# 4.700%, 03/15/27		205	211,016
Campbell Soup Co.
4.250%, 04/15/21		12	12,310
2.500%, 08/02/22		23	23,015
3.300%, 03/19/25		47	47,250
4.150%, 03/15/28		3,050	3,212,138
Capital One Financial Corp.
4.750%, 07/15/21		23	23,988
3.750%, 04/24/24		54	56,831
3.750%, 03/09/27		1,800	1,870,505
3.800%, 01/31/28		3,000	3,104,955
Cardinal Health, Inc.
4.625%, 12/15/20		7	7,194
3.200%, 06/15/22		45	45,575
# 3.410%, 06/15/27		2,067	2,019,743
Caterpillar, Inc.
2.600%, 06/26/22		30	30,358
3.400%, 05/15/24		21	22,062
CBS Corp.
3.375%, 03/01/22		27	27,574
# 3.500%, 01/15/25		28	28,854
4.000%, 01/15/26		775	815,073
2.900%, 01/15/27		3,269	3,187,454
7.875%, 07/30/30		13	17,705
5.500%, 05/15/33		400	467,845
Celgene Corp.
4.000%, 08/15/23		96	101,186
3.625%, 05/15/24		52	54,206
3.450%, 11/15/27		600	622,542
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
CenterPoint Energy Resources Corp.
4.500%, 01/15/21		18	$18,414
CF Industries, Inc.
3.450%, 06/01/23		1,048	1,058,480
Charles Schwab Corp. (The)
3.000%, 03/10/25		99	101,104
3.200%, 03/02/27		1,000	1,036,061
Chemours Co. (The)
# 5.375%, 05/15/27		1,600	1,408,000
Chevron Corp.
2.355%, 12/05/22		52	52,370
2.954%, 05/16/26		133	137,521
Choice Hotels International, Inc.
5.750%, 07/01/22		988	1,060,262
Chubb INA Holdings, Inc.
2.875%, 11/03/22		22	22,388
2.700%, 03/13/23		35	35,551
3.350%, 05/15/24		60	62,881
1.550%, 03/15/28	EUR	4,900	5,939,795
Cigna Holding Co.
# 4.000%, 02/15/22		9	9,285
CIT Group, Inc.
5.000%, 08/01/23		1,300	1,387,750
# 5.250%, 03/07/25		2,140	2,345,975
Citigroup Inc
1.500%, 10/26/28	EUR	1,900	2,288,597
Citigroup, Inc.
4.500%, 01/14/22		17	17,832
3.875%, 10/25/23		33	34,703
3.750%, 06/16/24		30	31,652
3.300%, 04/27/25		90	93,083
5.150%, 05/21/26	GBP	1,323	1,969,052
CME Group, Inc.
3.000%, 03/15/25		33	34,165
CMS Energy Corp.
3.875%, 03/01/24		20	20,898
3.600%, 11/15/25		37	38,368
3.000%, 05/15/26		58	58,518
CNA Financial Corp.
5.750%, 08/15/21		49	52,089
4.500%, 03/01/26		75	80,968
CNH Industrial Capital LLC
4.375%, 04/05/22		406	421,014
CNO Financial Group, Inc.
# 5.250%, 05/30/25		2,220	2,392,050
5.250%, 05/30/29		1,000	1,082,500
Coca Cola Co.
1.875%, 09/22/26	EUR	1,400	1,751,290
Coca-Cola Co. (The)
2.250%, 09/01/26		147	146,678
2.900%, 05/25/27		275	285,790
Colgate-Palmolive Co.
1.375%, 03/06/34	EUR	2,000	2,448,127
Comcast Corp.
3.375%, 08/15/25		49	51,194
3.150%, 03/01/26		102	105,578

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	4.250%, 01/15/33		1,500	$1,683,067
	Comerica, Inc.
	4.000%, 02/01/29		1,000	1,077,160
	Conagra Brands, Inc.
	3.200%, 01/25/23		54	54,904
	ConocoPhillips Co.
	4.950%, 03/15/26		173	197,139
	ConocoPhillips Holding Co.
	6.950%, 04/15/29		800	1,075,777
	Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24		15	15,525
	Constellation Brands, Inc.
	3.500%, 05/09/27		3,000	3,099,532
	Continental Resources, Inc.
	4.500%, 04/15/23		800	835,298
	Corning, Inc.
	3.700%, 11/15/23		32	33,253
	Cox Communications, Inc.
Ω	3.850%, 02/01/25		79	82,826
Ω	3.500%, 08/15/27		800	818,660
	CSX Corp.
	4.250%, 06/01/21		9	9,254
	CVS Health Corp.
	2.800%, 07/20/20		22	22,080
	2.125%, 06/01/21		15	14,902
	3.375%, 08/12/24		174	177,941
	3.875%, 07/20/25		1,985	2,073,289
	Daimler Finance North America LLC
	8.500%, 01/18/31		604	895,825
	Danaher Corp.
	3.350%, 09/15/25		917	963,506
	Darden Restaurants, Inc.
	3.850%, 05/01/27		4,000	4,145,040
	DCP Midstream Operating LP
	5.375%, 07/15/25		3,100	3,289,937
	Deere & Co.
	5.375%, 10/16/29		5	6,131
	Diageo Investment Corp.
	2.875%, 05/11/22		2	2,031
	Discovery Communications LLC
#	3.300%, 05/15/22		16	16,312
	3.500%, 06/15/22		90	91,871
	3.250%, 04/01/23		7	7,127
	3.900%, 11/15/24		63	65,544
	3.450%, 03/15/25		66	66,981
	1.900%, 03/19/27	EUR	5,700	6,747,557
	Dollar General Corp.
	3.250%, 04/15/23		79	80,987
	4.150%, 11/01/25		13	14,006
#	4.125%, 05/01/28		2,000	2,146,480
	Dollar Tree, Inc.
	4.200%, 05/15/28		1,600	1,666,053
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Dominion Energy Gas Holdings LLC
	2.800%, 11/15/20		84	$84,425
	Dominion Energy, Inc.
	3.900%, 10/01/25		117	124,255
	Dover Corp.
	1.250%, 11/09/26	EUR	3,100	3,625,387
	Dow Chemical Co. (The)
	3.000%, 11/15/22		31	31,375
	3.500%, 10/01/24		87	90,192
	DTE Energy Co.
	3.850%, 12/01/23		11	11,505
	2.850%, 10/01/26		500	499,274
	Duke Energy Corp.
	3.050%, 08/15/22		131	133,084
	3.750%, 04/15/24		67	70,373
	DXC Technology Co.
	4.450%, 09/18/22		37	38,778
	E*TRADE Financial Corp.
#	4.500%, 06/20/28		3,297	3,531,339
	Eastman Chemical Co.
	2.700%, 01/15/20		3	3,002
	3.600%, 08/15/22		3	3,071
	3.800%, 03/15/25		51	53,135
	1.875%, 11/23/26	EUR	5,000	6,035,145
	Eaton Vance Corp.
	3.500%, 04/06/27		517	535,817
	eBay, Inc.
	2.600%, 07/15/22		31	31,149
	3.600%, 06/05/27		2,215	2,276,691
	Ecolab, Inc.
	2.700%, 11/01/26		52	52,566
	Edgewell Personal Care Co.
	4.700%, 05/24/22		1,185	1,205,737
	Edison International
#	4.125%, 03/15/28		795	816,550
	EMC Corp.
	3.375%, 06/01/23		1,255	1,239,250
	EMD Finance LLC
Ω	2.950%, 03/19/22		60	60,451
	Emerson Electric Co.
#	3.150%, 06/01/25		62	64,000
	Energy Transfer Operating L.P.
	4.750%, 01/15/26		2,567	2,767,482
	EnLink Midstream Partners L.P.
	4.150%, 06/01/25		500	492,500
	4.850%, 07/15/26		3,176	3,223,640
	Enterprise Products Operating LLC
	5.200%, 09/01/20		6	6,174
#	3.900%, 02/15/24		24	25,378
	3.700%, 02/15/26		62	65,322
	EOG Resources, Inc.
	4.100%, 02/01/21		20	20,564
	3.150%, 04/01/25		79	81,710

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	EQT Corp.
	3.900%, 10/01/27		1,500	$1,341,588
	Equifax, Inc.
#	3.250%, 06/01/26		900	890,861
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		1,388	1,465,853
	Evergy, Inc.
	4.850%, 06/01/21		29	29,947
	Eversource Energy
	2.500%, 03/15/21		6	6,002
	2.800%, 05/01/23		55	55,624
	Exelon Corp.
	2.450%, 04/15/21		15	14,972
	3.950%, 06/15/25		27	28,786
#	3.400%, 04/15/26		1,225	1,267,943
	Exelon Generation Co. LLC
	2.950%, 01/15/20		10	10,013
	Express Scripts Holding Co.
#	3.900%, 02/15/22		56	57,869
	3.500%, 06/15/24		97	100,470
	3.400%, 03/01/27		174	177,193
	Exxon Mobil Corp.
	3.043%, 03/01/26		2,750	2,855,630
	FedEx Corp.
	2.625%, 08/01/22		51	51,252
	4.000%, 01/15/24		99	105,228
	3.200%, 02/01/25		44	45,199
	1.625%, 01/11/27	EUR	2,000	2,390,457
	Fidelity National Information Services, Inc.
	2.250%, 08/15/21		45	44,839
	5.000%, 10/15/25		35	39,441
	FirstEnergy Corp.
	7.375%, 11/15/31		750	1,036,437
	Fluor Corp.
#	4.250%, 09/15/28		5,885	6,130,207
	Freeport-McMoRan, Inc.
#	4.550%, 11/14/24		2,109	2,162,779
	Gap, Inc. (The)
	5.950%, 04/12/21		315	328,100
	GATX Corp.
	3.250%, 03/30/25		60	60,395
	3.250%, 09/15/26		32	32,072
	General Electric Co.
	0.375%, 05/17/22	EUR	135	150,685
	3.375%, 03/11/24		37	37,956
	0.875%, 05/17/25	EUR	500	560,674
	6.750%, 03/15/32		221	276,993
	General Mills, Inc.
	3.150%, 12/15/21		9	9,144
#	3.200%, 02/10/27		1,007	1,029,720
	1.500%, 04/27/27	EUR	2,000	2,347,474
	General Motors Financial Co., Inc.
	2.250%, 09/06/24	GBP	950	1,159,376
	5.250%, 03/01/26		208	224,113
	4.350%, 01/17/27		58	59,415
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Georgia Power Co.
	3.250%, 03/30/27		154	$157,949
	Gilead Sciences, Inc.
	4.400%, 12/01/21		17	17,736
	3.700%, 04/01/24		124	130,227
	3.650%, 03/01/26		757	799,136
	Goldman Sachs Group Inc(The)
	4.250%, 01/29/26	GBP	2,300	3,178,371
	Goldman Sachs Group, Inc. (The)
	5.250%, 07/27/21		26	27,374
	4.000%, 03/03/24		250	264,186
	3.750%, 05/22/25		87	90,924
	1.625%, 07/27/26	EUR	1,175	1,407,926
	2.000%, 03/22/28	EUR	2,000	2,469,297
	Goodyear Tire & Rubber Co. (The)
#	4.875%, 03/15/27		2,739	2,597,668
	Graphic Packaging International LLC
#	4.125%, 08/15/24		922	945,050
	Graphic Packaging International, LLC
Ω	4.750%, 07/15/27		1,000	1,042,500
	Halliburton Co.
	3.500%, 08/01/23		75	77,624
	3.800%, 11/15/25		2,029	2,131,564
	Hanesbrands, Inc.
#Ω	4.875%, 05/15/26		3,300	3,448,500
	Harley-Davidson, Inc.
	3.500%, 07/28/25		42	43,185
	Hartford Financial Services Group, Inc. (The)
	5.125%, 04/15/22		79	84,533
	Hasbro, Inc.
	3.500%, 09/15/27		3,562	3,645,247
	HCA Inc.
	5.375%, 02/01/25		3,055	3,303,860
	Hewlett Packard Enterprise Co.
	4.900%, 10/15/25		35	38,443
	Honeywell International, Inc.
	2.500%, 11/01/26		102	102,087
	2.250%, 02/22/28	EUR	3,905	5,079,281
	Hormel Foods Corp.
	4.125%, 04/15/21		17	17,420
	HSBC USA, Inc.
	3.500%, 06/23/24		147	153,749
	Humana, Inc.
	3.850%, 10/01/24		91	95,068
	Huntington Bancshares, Inc.
	3.150%, 03/14/21		18	18,193
	2.300%, 01/14/22		38	37,863
	Hyatt Hotels Corp.
	3.375%, 07/15/23		23	23,488
	4.375%, 09/15/28		3,300	3,528,276

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Illinois Tool Works, Inc.
3.500%, 03/01/24		75	$78,694
Intel Corp.
2.700%, 12/15/22		11	11,177
Intercontinental Exchange, Inc.
3.750%, 12/01/25		1,000	1,066,440
International Business Machines Corp.
2.250%, 02/19/21		231	230,860
3.625%, 02/12/24		112	117,386
3.300%, 01/27/27		306	316,950
1.750%, 03/07/28	EUR	1,000	1,251,353
3.500%, 05/15/29		800	837,611
International Paper Co.
3.650%, 06/15/24		92	96,407
3.800%, 01/15/26		12	12,586
Interpublic Group of Cos., Inc. (The)
4.200%, 04/15/24		546	584,562
ITC Holdings Corp.
# 3.650%, 06/15/24		113	117,778
Janus Capital Group, Inc.
4.875%, 08/01/25		106	114,988
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27		57	60,501
JM Smucker Co. (The)
3.500%, 03/15/25		58	60,093
John Deere Capital Corp.
3.350%, 06/12/24		672	700,539
Johnson & Johnson
2.450%, 03/01/26		38	38,239
Johnson Controls International P.L.C.
3.625%, 07/02/24		11	11,385
JPMorgan Chase & Co.
3.625%, 05/13/24		142	149,356
3.900%, 07/15/25		129	137,343
3.300%, 04/01/26		2,000	2,070,454
Juniper Networks, Inc.
4.600%, 03/15/21		30	30,942
4.500%, 03/15/24		49	52,642
Kellogg Co.
1.250%, 03/10/25	EUR	500	585,719
3.250%, 04/01/26		661	674,640
7.450%, 04/01/31		61	82,081
Keurig Dr Pepper, Inc.
3.400%, 11/15/25		20	20,298
KeyCorp
2.900%, 09/15/20		17	17,114
Kimberly-Clark Corp.
2.400%, 06/01/23		22	22,164
Kohl's Corp.
4.750%, 12/15/23		17	18,045
Kraft Heinz Foods Co.
3.950%, 07/15/25		2,212	2,300,186
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	4.125%, 07/01/27	GBP	1,600	$2,169,814
	Kroger Co
	3.700%, 08/01/27		3,394	3,521,563
	Kroger Co. (The)
#	3.850%, 08/01/23		39	40,802
#	7.500%, 04/01/31		90	120,538
	L Brands, Inc.
	6.694%, 01/15/27		950	942,875
	L3Harris Technologies, Inc.
	2.700%, 04/27/20		6	6,009
Ω	3.950%, 05/28/24		29	30,447
	Laboratory Corp. of America Holdings
	4.000%, 11/01/23		45	47,096
	Lam Research Corp.
	3.800%, 03/15/25		1,000	1,057,778
	Lear Corp.
	3.800%, 09/15/27		3,600	3,571,249
	Legg Mason, Inc.
	3.950%, 07/15/24		55	57,604
	4.750%, 03/15/26		23	24,839
	Leggett & Platt, Inc.
	4.400%, 03/15/29		3,000	3,158,675
	Lennar Corp.
	4.750%, 05/30/25		1,965	2,053,425
	Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	5,200	6,519,233
Ω	4.569%, 02/01/29		78	86,046
	Lockheed Martin Corp.
	2.900%, 03/01/25		552	568,301
	3.550%, 01/15/26		56	59,736
	Loews Corp.
	2.625%, 05/15/23		44	44,450
	3.750%, 04/01/26		125	132,001
	Lowe's Cos., Inc.
	3.120%, 04/15/22		3	3,054
	3.375%, 09/15/25		61	63,325
	LYB International Finance II BV
#	3.500%, 03/02/27		2,035	2,064,579
	LyondellBasell Industries NV
	5.750%, 04/15/24		1,400	1,571,043
	Macy's Retail Holdings, Inc.
#	3.625%, 06/01/24		750	751,392
	Magellan Midstream Partners L.P.
	4.250%, 02/01/21		18	18,443
	Marathon Petroleum Corp.
	3.625%, 09/15/24		96	99,793
	Marriott International, Inc.
	2.875%, 03/01/21		12	12,060
	Marsh & McLennan Cos., Inc.
	2.350%, 09/10/19		6	6,000
	3.500%, 06/03/24		97	100,994
#	3.500%, 03/10/25		700	731,165
	1.349%, 09/21/26	EUR	6,000	7,122,950

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Maxim Integrated Products, Inc.
3.450%, 06/15/27		69	$69,611
McDonald's Corp.
2.200%, 05/26/20		9	8,992
3.500%, 07/15/20		57	57,644
2.625%, 01/15/22		22	22,199
2.875%, 12/17/25	EUR	600	778,564
5.875%, 04/23/32	GBP	750	1,299,240
McKesson Corp.
3.796%, 03/15/24		51	53,226
3.125%, 02/17/29	GBP	4,420	5,727,943
Mead Johnson Nutrition Co.
4.125%, 11/15/25		69	75,164
Medtronic, Inc.
3.500%, 03/15/25		11	11,671
Merck & Co., Inc.
2.750%, 02/10/25		136	139,021
Meritage Homes Corp.
7.000%, 04/01/22		272	297,160
6.000%, 06/01/25		2,188	2,379,450
MetLife, Inc.
3.600%, 04/10/24		189	199,260
3.000%, 03/01/25		1,500	1,531,553
# 6.500%, 12/15/32		281	385,181
MGIC Investment Corp.
5.750%, 08/15/23		500	542,500
MGM Resorts International
7.750%, 03/15/22		1,100	1,228,920
5.750%, 06/15/25		2,120	2,291,614
4.625%, 09/01/26		105	107,625
Microsoft Corp.
3.300%, 02/06/27		3,400	3,592,309
Molson Coors Brewing Co.
3.500%, 05/01/22		33	33,810
1.250%, 07/15/24	EUR	1,200	1,382,514
3.000%, 07/15/26		87	86,859
Mondelez International, Inc.
1.625%, 03/08/27	EUR	2,500	2,990,905
Morgan Stanley
5.500%, 07/28/21		10	10,580
3.875%, 04/29/24		140	147,957
3.875%, 01/27/26		1,095	1,159,418
1.375%, 10/27/26	EUR	2,550	3,026,520
1.875%, 04/27/27	EUR	1,856	2,288,755
Mosaic Co. (The)
4.250%, 11/15/23		46	48,782
# 4.050%, 11/15/27		4,000	4,138,194
Motorola Solutions, Inc.
3.750%, 05/15/22		21	21,510
3.500%, 03/01/23		37	37,706
4.600%, 05/23/29		2,300	2,443,325
MPLX L.P.
4.125%, 03/01/27		2,289	2,385,007
4.000%, 03/15/28		1,500	1,549,695
MUFG Americas Holdings Corp.
3.500%, 06/18/22		64	65,491
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Murphy Oil Corp.
#	4.000%, 06/01/22	1,100	$1,100,000
	Mylan, Inc.
	4.200%, 11/29/23	52	54,011
	Nasdaq, Inc.
	4.250%, 06/01/24	33	35,446
	National Oilwell Varco, Inc.
	2.600%, 12/01/22	94	93,770
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32	32	47,137
	NetApp, Inc.
	3.250%, 12/15/22	13	13,313
	3.300%, 09/29/24	1,800	1,833,241
	Netflix, Inc.
#	4.375%, 11/15/26	500	504,375
	4.875%, 04/15/28	2,040	2,107,575
	5.875%, 11/15/28	1,000	1,096,250
	Newell Brands, Inc.
	4.000%, 06/15/22	76	77,372
	Newfield Exploration Co.
	5.625%, 07/01/24	500	551,581
#	5.375%, 01/01/26	800	874,976
	Newmont Goldcorp Corp.
Ω	3.625%, 06/09/21	46	46,728
	NextEra Energy Capital Holdings, Inc.
	4.500%, 06/01/21	10	10,327
	3.550%, 05/01/27	684	716,326
	NextEra Energy Operating Partners L.P.
Ω	4.500%, 09/15/27	2,200	2,210,362
	NiSource, Inc.
	3.850%, 02/15/23	27	28,060
	Noble Energy, Inc.
#	4.150%, 12/15/21	20	20,619
	3.900%, 11/15/24	18	18,757
#	3.850%, 01/15/28	1,000	1,021,186
	Nordstrom, Inc.
	4.750%, 05/01/20	16	16,246
	4.000%, 10/15/21	11	11,252
#	4.000%, 03/15/27	4,148	4,232,677
	Norfolk Southern Corp.
	2.900%, 06/15/26	526	536,187
	Northrop Grumman Corp.
	3.250%, 08/01/23	12	12,422
	NuStar Logistics L.P.
	4.750%, 02/01/22	500	508,750
	5.625%, 04/28/27	2,867	2,959,203
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	32	34,279
	Occidental Petroleum Corp.
	2.700%, 02/15/23	5	5,017
	3.400%, 04/15/26	85	86,453
#	3.000%, 02/15/27	5,376	5,357,892
	Ohio Power Co.
	5.375%, 10/01/21	27	28,716

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.650%, 11/01/24		2,038	$2,125,827
ONEOK, Inc.
4.000%, 07/13/27		77	80,396
Oracle Corp.
2.500%, 10/15/22		22	22,165
2.950%, 05/15/25		325	333,641
2.650%, 07/15/26		2,078	2,086,627
# 3.250%, 11/15/27		5,256	5,481,651
O'Reilly Automotive, Inc.
3.600%, 09/01/27		2,200	2,282,222
Packaging Corp. of America
4.500%, 11/01/23		45	47,994
Parker-Hannifin Corp.
3.300%, 11/21/24		71	73,613
PepsiCo, Inc.
2.750%, 03/05/22		33	33,554
2.750%, 03/01/23		52	53,276
0.875%, 07/18/28	EUR	1,500	1,763,319
Pfizer, Inc.
3.450%, 03/15/29		6,000	6,355,316
Philip Morris International, Inc.
3.250%, 11/10/24		68	70,312
2.875%, 05/14/29	EUR	2,650	3,569,029
Phillips 66
4.300%, 04/01/22		49	51,523
Phillips 66 Partners L.P.
3.550%, 10/01/26		752	767,348
3.750%, 03/01/28		700	718,667
Plains All American Pipeline L.P. / PAA Finance Corp.
4.650%, 10/15/25		800	853,350
PNC Financial Services Group, Inc. (The)
4.375%, 08/11/20		3	3,062
3.300%, 03/08/22		9	9,224
3.150%, 05/19/27		1,000	1,035,195
PolyOne Corp.
5.250%, 03/15/23		1,170	1,243,125
PPG Industries, Inc.
1.400%, 03/13/27	EUR	1,800	2,120,320
# 3.750%, 03/15/28		2,750	2,923,513
Praxair, Inc.
2.200%, 08/15/22		9	9,005
Principal Financial Group, Inc.
3.125%, 05/15/23		52	53,059
3.100%, 11/15/26		53	53,946
Procter & Gamble Co. (The)
2.450%, 11/03/26		13	13,100
# 2.850%, 08/11/27		150	155,016
1.200%, 10/30/28	EUR	4,660	5,672,813
1.800%, 05/03/29	GBP	9,800	12,588,629
1.250%, 10/25/29	EUR	1,000	1,215,433
Progress Energy, Inc.
4.875%, 12/01/19		6	6,045
4.400%, 01/15/21		27	27,621
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	7.750%, 03/01/31	500	$702,430
	7.000%, 10/30/31	630	856,601
	Progressive Corp.
	2.450%, 01/15/27	500	494,688
	Progressive Corp. (The)
	3.750%, 08/23/21	51	52,578
	Prudential Financial, Inc.
	4.500%, 11/15/20	4	4,115
#	3.500%, 05/15/24	1,712	1,808,314
	PSEG Power LLC
	5.125%, 04/15/20	26	26,441
	4.300%, 11/15/23	68	71,882
	Puget Energy, Inc.
	6.000%, 09/01/21	92	97,992
	PulteGroup, Inc.
	5.000%, 01/15/27	1,500	1,578,750
	QEP Resources, Inc.
	5.375%, 10/01/22	750	695,625
#	5.625%, 03/01/26	500	428,750
	QUALCOMM, Inc.
	3.450%, 05/20/25	1,631	1,699,832
	3.250%, 05/20/27	2,800	2,868,661
	Quest Diagnostics, Inc.
	3.500%, 03/30/25	4	4,139
	4.200%, 06/30/29	925	1,001,444
	Radian Group, Inc.
	4.500%, 10/01/24	1,200	1,233,924
	Range Resources Corp.
#	4.875%, 05/15/25	865	724,437
	Reinsurance Group of America, Inc.
	5.000%, 06/01/21	11	11,491
	4.700%, 09/15/23	45	48,440
	3.950%, 09/15/26	111	116,866
	Republic Services, Inc.
	5.500%, 09/15/19	2	2,007
	3.550%, 06/01/22	52	53,431
	Reynolds American, Inc.
	6.875%, 05/01/20	47	48,482
	Rockwell Automation, Inc.
	2.875%, 03/01/25	67	68,075
	Roper Technologies, Inc.
	3.000%, 12/15/20	15	15,093
	Royal Caribbean Cruises, Ltd.
	3.700%, 03/15/28	1,000	1,010,619
	Ryder System, Inc.
#	2.450%, 09/03/19	1	1,000
	Santander Holdings USA, Inc.
	4.500%, 07/17/25	206	218,639
	SCANA Corp.
	4.125%, 02/01/22	11	11,200
	Sealed Air Corp.
#Ω	4.875%, 12/01/22	1,180	1,246,092
#Ω	5.125%, 12/01/24	1,500	1,597,500
Ω	5.500%, 09/15/25	100	108,250
	Sempra Energy
	4.050%, 12/01/23	49	51,482
	3.550%, 06/15/24	76	78,532

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Sherwin-Williams Co. (The)
3.450%, 08/01/25		53	$54,678
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26		800	813,250
Southern Co. (The)
3.250%, 07/01/26		556	567,501
Southern Power Co.
4.150%, 12/01/25		1,017	1,084,014
1.850%, 06/20/26	EUR	1,200	1,463,181
Southwest Airlines Co.
2.650%, 11/05/20		60	60,232
3.000%, 11/15/26		107	107,694
Spectra Energy Partners L.P.
4.750%, 03/15/24		22	23,826
Spirit AeroSystems, Inc.
4.600%, 06/15/28		3,500	3,737,466
Springleaf Finance Corp.
6.875%, 03/15/25		2,500	2,796,450
StanCorp Financial Group, Inc.
5.000%, 08/15/22		37	39,150
State Street Corp.
3.300%, 12/16/24		163	169,246
3.550%, 08/18/25		96	101,428
Stryker Corp.
2.625%, 03/15/21		10	10,031
# 3.375%, 05/15/24		6	6,258
3.375%, 11/01/25		109	114,967
2.125%, 11/30/27	EUR	4,709	5,962,684
SunTrust Banks, Inc.
2.900%, 03/03/21		40	40,265
Sysco Corp.
2.600%, 10/01/20		35	35,078
3.300%, 07/15/26		23	23,744
Tapestry, Inc.
4.250%, 04/01/25		1,196	1,253,163
Target Corp.
2.900%, 01/15/22		42	42,887
2.500%, 04/15/26		52	52,528
TC PipeLines L.P.
# 3.900%, 05/25/27		2,000	2,055,887
TD Ameritrade Holding Corp.
5.600%, 12/01/19		2	2,021
2.950%, 04/01/22		21	21,343
3.625%, 04/01/25		86	90,606
Thermo Fisher Scientific, Inc.
2.000%, 04/15/25	EUR	1,000	1,224,914
1.450%, 03/16/27	EUR	1,000	1,209,144
1.375%, 09/12/28	EUR	1,315	1,581,537
TJX Cos., Inc. (The)
2.250%, 09/15/26		600	587,439
T-Mobile USA, Inc.
# 4.000%, 04/15/22		800	814,000
Toll Brothers Finance Corp.
4.875%, 03/15/27		1,800	1,900,260
4.350%, 02/15/28		800	807,600
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Total System Services, Inc.
	4.800%, 04/01/26		69	$76,137
	Toyota Motor Credit Corp.
	2.625%, 01/10/23		75	75,849
	3.650%, 01/08/29		2,000	2,170,422
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
#	5.875%, 06/15/24		1,300	1,355,250
	Trimble, Inc.
	4.900%, 06/15/28		500	536,976
	TWDC Enterprises 18 Corp.
#	3.150%, 09/17/25		75	78,579
	Tyson Foods, Inc.
	4.500%, 06/15/22		65	68,492
	Under Armour, Inc.
	3.250%, 06/15/26		2,750	2,659,603
	Union Pacific Corp.
	2.750%, 04/15/23		7	7,078
	3.250%, 01/15/25		111	115,061
	United Continental Holdings, Inc.
#	4.250%, 10/01/22		1,400	1,435,000
	United Technologies Corp.
	3.100%, 06/01/22		2	2,044
	7.500%, 09/15/29		7	9,696
	UnitedHealth Group, Inc.
	2.750%, 02/15/23		101	102,319
	3.750%, 07/15/25		137	146,286
	Unum Group
	4.000%, 03/15/24		734	769,581
	3.875%, 11/05/25		23	23,833
	US Bancorp
	2.350%, 01/29/21		9	9,014
	Valero Energy Corp.
	3.400%, 09/15/26		1,046	1,070,363
	VeriSign, Inc.
	5.250%, 04/01/25		2,307	2,491,560
	Verizon Communications, Inc.
	3.376%, 02/15/25		26	27,132
	2.625%, 08/15/26		24	23,932
	1.375%, 10/27/26	EUR	1,500	1,801,477
	1.375%, 11/02/28	EUR	2,000	2,396,257
Ω	4.016%, 12/03/29		183	198,569
	Viacom, Inc.
	4.500%, 03/01/21		22	22,616
	4.250%, 09/01/23		7	7,376
	3.875%, 04/01/24		57	59,476
	Visa, Inc.
	3.150%, 12/14/25		1,970	2,057,240
	VMware, Inc.
	3.900%, 08/21/27		3,000	3,041,247
	WAL MART, Inc.
	5.625%, 03/27/34	GBP	2,500	4,573,082
	Walgreen Co.
	3.100%, 09/15/22		80	81,297
	Walgreens Boots Alliance, Inc.
	3.450%, 06/01/26		3,035	3,095,058
	2.125%, 11/20/26	EUR	2,700	3,228,635

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Walmart, Inc.
	4.875%, 09/21/29	EUR	3,415	$5,573,407
	5.750%, 12/19/30	GBP	3,919	6,929,029
	Walt Disney Co. (The)
Ω	3.700%, 09/15/24		168	178,771
	Waste Management, Inc.
	4.600%, 03/01/21		21	21,637
	3.500%, 05/15/24		58	60,715
	3.125%, 03/01/25		40	41,475
	WEC Energy Group, Inc.
	2.450%, 06/15/20		19	18,987
	3.550%, 06/15/25		52	54,639
	Wells Fargo & Co.
	2.600%, 07/22/20		3	3,008
	3.500%, 03/08/22		102	104,752
	3.000%, 02/19/25		190	193,612
	3.000%, 04/22/26		32	32,299
	2.000%, 04/27/26	EUR	800	991,061
	2.975%, 05/19/26	CAD	3,000	2,298,621
	1.375%, 10/26/26	EUR	500	598,105
	1.000%, 02/02/27	EUR	800	932,500
	4.150%, 01/24/29		1,000	1,092,693
	2.500%, 05/02/29	GBP	750	957,125
	Western Digital Corp.
#	4.750%, 02/15/26		2,695	2,664,681
	Western Gas Partners L.P.
	4.000%, 07/01/22		2,200	2,239,999
	Western Union Co. (The)
	5.253%, 04/01/20		27	27,459
	WestRock MWV LLC
	8.200%, 01/15/30		180	244,110
	Whirlpool Corp.
	4.700%, 06/01/22		22	23,230
	3.700%, 05/01/25		145	149,722
#	4.750%, 02/26/29		1,000	1,093,045
	Whirlpool Finance Luxembourg Sarl
	1.250%, 11/02/26	EUR	1,200	1,387,275
	1.100%, 11/09/27	EUR	500	569,364
	Williams Cos., Inc. (The)
	7.875%, 09/01/21		498	549,983
	3.700%, 01/15/23		100	103,296
	4.000%, 09/15/25		136	143,210
	3.750%, 06/15/27		16	16,480
	Wisconsin Electric Power Co.
	3.100%, 06/01/25		37	37,798
	Wm Wrigley Jr Co.
Ω	2.900%, 10/21/19		2	2,001
	WR Grace & Co-Conn
Ω	5.125%, 10/01/21		1,010	1,046,612
	WRKCo, Inc.
	4.200%, 06/01/32		600	635,300
	Wyndham Destinations, Inc.
	3.900%, 03/01/23		1,088	1,101,975
	Xerox Corp.
	4.070%, 03/17/22		13	13,163
	3.800%, 05/15/24		50	49,934
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Xilinx, Inc.
3.000%, 03/15/21	11	$11,080
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/25	731	755,412
Zoetis, Inc.
3.000%, 09/12/27	62	62,916
TOTAL UNITED STATES		610,777,832
TOTAL BONDS		1,225,241,818
AGENCY OBLIGATIONS — (0.7%)
Federal Farm Credit Bank
5.320%, 09/03/19	74	74,213
4.670%, 05/07/20	19	19,378
5.350%, 08/07/20	23	23,769
3.650%, 12/21/20	152	155,418
5.250%, 03/02/21	21	22,065
5.220%, 02/22/22	17	18,384
5.210%, 12/19/22	73	80,912
4.800%, 02/13/23	7	7,689
5.250%, 03/06/23	21	23,436
5.220%, 05/15/23	166	186,025
2.630%, 08/03/26	67	69,034
5.770%, 01/05/27	22	27,249
Federal Home Loan Bank
3.000%, 03/18/20	65	65,381
2.875%, 09/11/20	50	50,453
4.625%, 09/11/20	90	92,581
3.125%, 12/11/20	20	20,294
5.250%, 12/11/20	25	26,086
5.000%, 03/12/21	20	20,962
3.625%, 06/11/21	35	36,046
3.000%, 09/10/21	110	112,516
5.000%, 12/10/21	155	165,735
2.250%, 03/11/22	35	35,309
2.500%, 03/11/22	40	40,576
5.250%, 06/10/22	30	32,740
5.750%, 06/10/22	65	71,915
2.000%, 09/09/22	55	55,130
5.250%, 12/09/22	50	55,343
4.750%, 03/10/23	170	187,172
2.500%, 12/08/23	115	117,735
2.875%, 06/14/24	55	57,501
5.375%, 08/15/24	65	75,907
4.375%, 03/13/26	70	80,228
3.250%, 11/16/28	5,000	5,419,304
Federal National Mortgage Association
1.500%, 06/22/20	53	52,743
1.250%, 05/06/21	58	57,317
1.875%, 09/24/26	2,000	1,981,119
7.125%, 01/15/30	75	108,534
TOTAL AGENCY OBLIGATIONS		9,726,199

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (0.2%)
U.S. Treasury Notes
1.625%, 08/31/19	2,000	$1,999,089
1.000%, 11/30/19	1,000	996,133
TOTAL U.S. TREASURY OBLIGATIONS		2,995,222
TOTAL INVESTMENT SECURITIES		1,237,963,239

		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.9%)
@§	DFA Short Term Investment Fund	4,288,454	$49,621,696
TOTAL INVESTMENTS — (100.0%)
(Cost $1,267,502,096)^^			$1,287,584,935

As of July 31, 2019, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,362,241	EUR	2,095,613	State Street Bank and Trust	08/01/19	$42,396
USD	4,731,534	EUR	4,252,135	Citibank, N.A.	08/01/19	24,419
USD	6,167,196	EUR	5,527,653	State Street Bank and Trust	08/01/19	48,082
USD	132,404,705	EUR	116,111,132	State Street Bank and Trust	08/01/19	3,869,630
USD	705,848	DKK	4,722,502	State Street Bank and Trust	08/05/19	5,605
USD	1,065,338	DKK	7,050,759	State Street Bank and Trust	08/05/19	19,867
USD	2,496,360	JPY	271,260,972	State Street Bank and Trust	08/05/19	2,395
USD	3,982,622	GBP	3,178,815	Citibank, N.A.	08/05/19	116,321
USD	8,617,230	DKK	56,803,402	State Street Bank and Trust	08/05/19	194,552
USD	76,225,115	JPY	8,189,352,747	Citibank, N.A.	08/05/19	932,453
USD	84,299,157	GBP	66,905,877	State Street Bank and Trust	08/05/19	2,923,473
USD	28,718,349	CAD	37,587,612	State Street Bank and Trust	08/06/19	235,796
USD	995,900	GBP	794,051	State Street Bank and Trust	08/09/19	29,937
USD	1,422,449	GBP	1,168,775	State Street Bank and Trust	08/09/19	635
USD	1,685,827	GBP	1,346,022	Citibank, N.A.	08/09/19	48,392
USD	4,938,763	GBP	3,953,663	State Street Bank and Trust	08/09/19	129,133
USD	5,278,515	GBP	4,338,050	State Street Bank and Trust	08/09/19	1,278
USD	80,746,581	GBP	64,720,897	State Street Bank and Trust	08/09/19	2,013,629
USD	277,431	SEK	2,630,381	Citibank, N.A.	08/12/19	4,965
USD	578,133	SEK	5,411,272	Goldman Sachs International	08/12/19	17,611
USD	1,069,947	SEK	10,317,166	Citibank, N.A.	08/12/19	1,252
USD	4,733,917	EUR	4,195,969	State Street Bank and Trust	08/12/19	85,270
USD	5,266,232	EUR	4,723,860	State Street Bank and Trust	08/12/19	32,743
USD	17,422,011	SEK	164,593,614	Goldman Sachs International	08/12/19	372,721
USD	130,033,573	EUR	115,668,289	State Street Bank and Trust	08/12/19	1,886,528
USD	1,677,693	NOK	14,320,717	Citibank, N.A.	08/19/19	59,949
USD	1,790,414	NOK	15,265,151	Citibank, N.A.	08/19/19	65,982
USD	11,971,713	AUD	17,000,522	State Street Bank and Trust	08/26/19	335,511
USD	39,920,155	AUD	57,581,551	State Street Bank and Trust	08/28/19	504,945
USD	143,407,925	EUR	127,986,533	Citibank, N.A.	09/27/19	1,083,164
USD	5,661,594	EUR	5,038,318	State Street Bank and Trust	10/28/19	45,127
USD	141,251,967	EUR	126,154,424	State Street Bank and Trust	10/28/19	621,269
Total Appreciation						$15,755,030
EUR	127,986,533	USD	142,765,138	Citibank, N.A.	08/01/19	$(1,083,988)
Total (Depreciation)						$(1,083,988)
Total Appreciation (Depreciation)						$14,671,042

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$30,619,474	—	$30,619,474
Belgium	—	7,823,040	—	7,823,040
Canada	—	69,261,678	—	69,261,678
Denmark	—	32,394,540	—	32,394,540
Finland	—	2,839,375	—	2,839,375
France	—	83,908,535	—	83,908,535
Germany	—	61,025,611	—	61,025,611
Ireland	—	2,534,238	—	2,534,238
Italy	—	5,565,460	—	5,565,460
Japan	—	10,133,509	—	10,133,509
Luxembourg	—	16,780,373	—	16,780,373
Netherlands	—	65,784,231	—	65,784,231
Norway	—	51,098,734	—	51,098,734
Spain	—	5,276,909	—	5,276,909
Supranational Organization Obligations	—	64,665,381	—	64,665,381
Sweden	—	20,395,754	—	20,395,754
Switzerland	—	4,675,710	—	4,675,710
United Kingdom	—	79,681,434	—	79,681,434
United States	—	610,777,832	—	610,777,832
Agency Obligations	—	9,726,199	—	9,726,199
U.S. Treasury Obligations	—	2,995,222	—	2,995,222
Securities Lending Collateral	—	49,621,696	—	49,621,696
Forward Currency Contracts**	—	14,671,042	—	14,671,042
TOTAL	—	$1,302,255,977	—	$1,302,255,977
** Valued at the unrealized appreciation/(depreciation) on the investment.

Emerging Markets Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.6%)
BRAZIL — (9.3%)
	AES Tiete Energia SA	29,853	$100,048
	Aliansce Shopping Centers SA	2,300	16,989
	Alliar Medicos A Frente SA	11,051	42,827
	Alupar Investimento SA	13,100	90,998
	Ambev SA, ADR	215,244	1,134,336
	Ambev SA	5,100	26,901
	Arezzo Industria e Comercio SA	5,200	68,659
	Atacadao S.A.	29,393	180,301
#*	Azul SA, ADR	6,237	253,846
	B3 SA - Brasil Bolsa Balcao	61,895	684,253
	Banco Bradesco SA, ADR	180,771	1,634,168
	Banco Bradesco SA	54,008	440,261
	Banco BTG Pactual SA	10,900	170,682
	Banco do Brasil SA	41,200	531,362
	Banco Santander Brasil SA	13,300	149,333
	BB Seguridade Participacoes SA	54,554	463,867
*	BR Properties SA	5,600	14,732
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	3,900	17,056
*	Braskem SA, Sponsored ADR	4,311	76,438
*	BRF SA	36,370	318,399
	Camil Alimentos S.A.	11,342	21,963
	CCR SA	182,480	714,839
	Centrais Eletricas Brasileiras SA	8,800	90,828
	Cia de Locacao das Americas	10,040	131,539
	Cia de Saneamento Basico do Estado de Sao Paulo	35,000	489,735
	Cia de Saneamento de Minas Gerais-COPASA	6,800	120,094
	Cia de Saneamento do Parana	5,400	121,121
	Cia de Saneamento do Parana	2,600	14,750
	Cia Energetica de Minas Gerais	16,200	72,248
	Cia Hering	8,600	72,111
	Cia Paranaense de Energia	2,700	34,129
	Cia Siderurgica Nacional SA	45,000	194,911
	Cielo SA	59,150	112,214
	Construtora Tenda SA	7,960	52,853
*	Cosan Logistica SA	15,300	74,889
	Cosan SA	15,300	203,981
	CSU Cardsystem SA	5,800	9,772
	CVC Brasil Operadora e Agencia de Viagens SA	13,000	173,283
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	54,500	348,448
	Direcional Engenharia SA	6,100	20,124
	Duratex SA	53,667	176,764
	EcoRodovias Infraestrutura e Logistica SA	42,200	130,260
	EDP - Energias do Brasil SA	14,900	75,313
	Embraer SA	6,294	31,846
	Embraer SA, Sponsored ADR	24,490	494,698
	Enauta Participacoes SA	20,400	70,827
	Energisa SA	6,715	86,921
	Equatorial Energia SA	17,500	433,333
*	Even Construtora e Incorporadora SA	25,200	64,711
	Ez Tec Empreendimentos e Participacoes SA	12,605	108,500
	Fleury SA	33,500	204,791
	Fras-Le SA	2,000	2,489
*	Gafisa SA	6,200	10,479
	Grendene SA	23,621	47,040
	Guararapes Confeccoes SA	11,984	61,202

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Hapvida Participacoes e Investimentos S.A.	10,100	$110,624
	Hypera SA	29,900	236,452
	Industrias Romi SA	7,400	28,465
	Instituto Hermes Pardini SA	12,500	64,296
	International Meal Co. Alimentacao SA, Class A	16,001	39,705
	Iochpe-Maxion SA	11,700	66,925
	IRB Brasil Resseguros S/A	18,783	467,563
	Itau Unibanco Holding SA	18,250	142,984
	JHSF Participacoes SA	11,900	11,911
	JSL SA	5,700	25,391
	Klabin SA	148,885	625,759
	Light SA	14,009	71,030
	Localiza Rent a Car SA	77,400	892,371
	Lojas Americanas SA	9,100	33,359
	Lojas Renner SA	107,409	1,335,735
	M Dias Branco SA	1,700	17,431
	Magazine Luiza SA	4,400	304,052
	Mahle-Metal Leve SA	5,200	33,560
	Marcopolo SA	16,000	14,674
*	Marisa Lojas SA	7,700	17,069
*	Mills Estruturas e Servicos de Engenharia SA	20,000	36,422
	Movida Participacoes SA	15,337	60,000
	MRV Engenharia e Participacoes SA	47,047	250,007
	Natura Cosmeticos SA	30,123	482,824
	Notre Dame Intermedica Participacoes S.A.	18,731	214,484
	Odontoprev SA	49,452	226,764
*	Omega Geracao SA	2,003	14,433
*	Petro Rio SA	8,000	36,894
	Porto Seguro SA	18,800	256,654
	Portobello SA	10,300	11,012
	Qualicorp Consultoria e Corretora de Seguros SA	59,631	347,191
	Raia Drogasil SA	23,700	515,502
*	Rumo SA	59,500	341,751
	Santos Brasil Participacoes SA	21,082	29,167
	Sao Carlos Empreendimentos e Participacoes SA	1,400	12,396
	Ser Educacional SA	5,000	34,509
	SLC Agricola SA	4,400	20,799
	Smiles Fidelidade SA	10,006	103,381
*	Springs Global Participacoes SA	4,700	16,626
	Sul America SA	48,318	532,006
	Suzano SA	63,094	507,053
	T4F Entretenimento SA	6,400	9,542
	Tegma Gestao Logistica SA	2,200	18,234
	Telefonica Brasil SA, ADR	21,716	296,206
#	TIM Participacoes SA, ADR	4,579	73,081
	TIM Participacoes SA	98,200	314,438
	TOTVS SA	5,600	71,167
	Transmissora Alianca de Energia Eletrica SA	35,500	258,784
	Ultrapar Participacoes SA, Sponsored ADR	84,726	441,422
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	8,400	33,478
*	Via Varejo SA	18,900	38,232
*	Vulcabras Azaleia SA	10,600	19,720
	WEG SA	24,000	149,798
	Wiz Solucoes e Corretagem de Seguros SA	11,800	36,794
	YDUQS Part	21,500	193,234
TOTAL BRAZIL			22,031,823

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHILE — (1.2%)
	Aguas Andinas SA, Class A	266,705	$149,280
	Banco de Chile	150,217	21,550
	Banco de Chile, ADR	3,275	94,119
	Banco de Credito e Inversiones SA	2,739	172,549
	Banco Santander Chile, ADR	5,765	167,127
	Besalco SA	62,767	53,939
	CAP SA	3,979	40,806
	Cencosud SA	204,375	403,516
#	Cia Cervecerias Unidas SA, Sponsored ADR	5,981	167,229
	Clinica Las Condes SA	87	4,693
*	Empresa Nacional de Telecomunicaciones SA	9,282	85,039
	Empresas CMPC SA	67,370	157,991
	Empresas Lipigas SA	1,142	8,192
	Empresas Tricot SA	2,361	2,589
	Enel Americas SA	2,017,080	332,811
	Enel Americas SA	80,484	13,280
	Enel Chile SA, ADR	9,400	43,240
	Forus SA	6,499	14,308
	Grupo Security SA	108,387	40,513
	Hortifrut SA	3,062	7,842
	Inversiones Aguas Metropolitanas SA	54,749	79,944
	Itau CorpBanca	6,974,394	54,090
	Itau CorpBanca	2,300	27,324
	Multiexport Foods SA	65,867	33,915
	Parque Arauco SA	30,323	82,611
	Ripley Corp. SA	121,174	89,415
	SACI Falabella	16,314	100,802
	Salfacorp SA	40,481	44,390
	Sigdo Koppers SA	20,036	35,005
	SMU SA	167,166	42,857
	Sociedad Matriz SAAM SA	324,933	29,539
	Socovesa SA	15,493	7,598
	SONDA SA	77,225	102,014
	Vina Concha y Toro SA	30,688	61,680
TOTAL CHILE			2,771,797
CHINA — (17.0%)
*	21Vianet Group, Inc., ADR	4,100	30,176
	361 Degrees International, Ltd.	45,000	8,083
	3SBio, Inc.	54,500	92,038
*	51job, Inc., ADR	1,338	103,762
*	58.com, Inc., ADR	2,654	149,633
	AAC Technologies Holdings, Inc.	44,000	236,436
	Agile Group Holdings, Ltd.	94,000	120,815
	Agricultural Bank of China, Ltd., Class H	919,000	371,989
	Ajisen China Holdings, Ltd.	36,000	15,448
*	Alibaba Group Holding, Ltd., Sponsored ADR	16,197	2,803,863
*	Alibaba Health Information Technology, Ltd.	70,000	62,886
*	Alibaba Pictures Group, Ltd.	310,000	62,643
	Angang Steel Co., Ltd., Class H	33,800	12,821
	Anhui Expressway Co., Ltd., Class H	18,000	10,936
	ANTA Sports Products, Ltd.	26,000	194,088
	Anton Oilfield Services Group	128,000	14,695
#	Ausnutria Dairy Corp., Ltd.	22,000	39,702
	AVIC International Holdings, Ltd., Class H	28,000	17,295
	AviChina Industry & Technology Co., Ltd., Class H	112,000	60,117
	BAIC Motor Corp., Ltd., Class H	118,000	74,550
*	Baidu, Inc., Sponsored ADR	6,284	701,923
	Bank of China, Ltd., Class H	2,254,000	915,322

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Chongqing Co., Ltd., Class H	13,500	$7,883
	Bank of Communications Co., Ltd., Class H	182,000	132,414
	Bank of Tianjin Co., Ltd., Class H	23,000	11,143
#*	Baozun, Inc., Sponsored ADR	1,509	74,862
	Beijing Capital International Airport Co., Ltd., Class H	90,000	70,912
#	Beijing Capital Land, Ltd., Class H	86,000	31,568
	Beijing Enterprises Holdings, Ltd.	27,500	134,261
	Beijing Enterprises Water Group, Ltd.	298,000	156,851
	Beijing North Star Co., Ltd.	50,000	18,744
*	Bitauto Holdings, Ltd., ADR	2,315	26,414
	Bosideng International Holdings, Ltd.	44,000	15,179
	Brilliance China Automotive Holdings, Ltd.	124,000	135,137
#	BYD Co., Ltd., Class H	11,000	68,735
	BYD Electronic International Co., Ltd.	25,500	39,824
	C C Land Holdings, Ltd.	56,000	12,850
	Canvest Environmental Protection Group Co., Ltd.	14,000	7,306
*	CAR, Inc.	48,000	34,247
	Central China Real Estate, Ltd.	51,000	23,862
	CGN Power Co., Ltd., Class H	462,000	133,352
	Changyou.com, Ltd., ADR	800	6,312
	Chaowei Power Holdings, Ltd.	21,000	7,877
*	Cheetah Mobile, Inc., ADR	4,396	14,331
	China Agri-Industries Holdings, Ltd.	51,000	15,524
	China Aircraft Leasing Group Holdings, Ltd.	21,000	22,639
#	China Animation Characters Co., Ltd.	51,000	13,952
	China Aoyuan Group, Ltd.	81,000	108,346
	China BlueChemical, Ltd., Class H	96,000	26,320
	China CITIC Bank Corp., Ltd., Class H	220,000	121,889
	China Communications Construction Co., Ltd., Class H	129,000	108,728
	China Communications Services Corp., Ltd., Class H	96,000	66,836
	China Conch Venture Holdings, Ltd.	68,500	235,713
	China Construction Bank Corp., Class H	1,685,000	1,293,625
	China Datang Corp. Renewable Power Co., Ltd., Class H	76,000	7,340
*	China Dili Group	95,400	28,057
*	China Distance Education Holdings, Ltd., ADR	400	2,028
	China Dongxiang Group Co., Ltd.	224,000	27,637
	China Electronics Optics Valley Union Holding Co., Ltd.	140,000	10,318
	China Energy Engineering Corp., Ltd., Class H	112,000	11,701
	China Everbright Bank Co., Ltd., Class H	104,000	46,771
	China Everbright Greentech Ltd.	30,000	18,915
	China Everbright, Ltd.	54,000	71,333
#	China Evergrande Group	99,000	261,366
	China Foods, Ltd.	40,000	17,097
	China Galaxy Securities Co., Ltd., Class H	73,500	39,230
#	China Gas Holdings, Ltd.	49,800	206,346
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	48,000	25,672
#	China Harmony New Energy Auto Holding, Ltd.	71,500	21,753
	China High Speed Transmission Equipment Group Co., Ltd.	15,000	9,624
	China Huarong Asset Management Co., Ltd., Class H	443,000	74,686
*	China Index Holdings, Ltd., ADR	1,309	3,769
	China International Capital Corp., Ltd., Class H	22,800	43,134
	China International Marine Containers Group Co., Ltd., Class H	39,360	37,279
	China Jinmao Holdings Group, Ltd.	178,000	114,686
	China Lesso Group Holdings, Ltd.	59,000	54,513
	China Life Insurance Co., Ltd., Class H	101,000	257,264
	China Lilang, Ltd.	27,000	23,886
*	China Logistics Property Holdings Co., Ltd.	35,000	13,822
	China Machinery Engineering Corp., Class H	57,000	24,359
#	China Maple Leaf Educational Systems, Ltd.	52,000	18,648

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Medical System Holdings, Ltd.	111,000	$105,883
	China Mengniu Dairy Co., Ltd.	34,000	137,191
	China Merchants Bank Co., Ltd., Class H	75,500	374,019
	China Merchants Land, Ltd.	98,000	13,946
	China Merchants Port Holdings Co., Ltd.	48,000	79,438
	China Merchants Securities Co., Ltd., Class H	13,600	15,699
	China Minsheng Banking Corp., Ltd., Class H	203,000	139,828
*	China Modern Dairy Holdings, Ltd.	71,000	11,214
	China Molybdenum Co., Ltd., Class H	144,000	40,955
	China Oil & Gas Group, Ltd.	260,000	11,879
	China Oilfield Services, Ltd., Class H	80,000	90,246
	China Overseas Grand Oceans Group, Ltd.	75,000	39,253
	China Overseas Land & Investment, Ltd.	204,000	695,447
	China Overseas Property Holdings, Ltd.	70,000	35,398
	China Pacific Insurance Group Co., Ltd., Class H	58,200	248,251
	China Petroleum & Chemical Corp., Class H	588,000	377,502
	China Railway Construction Corp., Ltd., Class H	128,000	147,893
	China Railway Group, Ltd., Class H	123,000	86,120
	China Railway Signal & Communication Corp., Ltd., Class H	85,000	56,747
	China Resources Beer Holdings Co., Ltd.	22,000	103,080
	China Resources Gas Group, Ltd.	54,000	273,326
#	China Resources Land, Ltd.	86,000	367,513
	China Resources Medical Holdings Co., Ltd.	31,500	22,776
	China Resources Pharmaceutical Group, Ltd.	74,500	81,024
	China Sanjiang Fine Chemicals Co., Ltd.	77,000	16,610
	China SCE Group Holdings, Ltd.	142,000	77,263
*	China Shengmu Organic Milk, Ltd.	97,000	3,965
	China Shineway Pharmaceutical Group, Ltd.	23,000	19,183
*	China Silver Group, Ltd.	48,000	4,496
	China South City Holdings, Ltd.	242,000	33,213
	China State Construction International Holdings, Ltd.	120,000	123,268
	China Suntien Green Energy Corp., Ltd., Class H	114,000	28,888
	China Taiping Insurance Holdings Co., Ltd.	156,000	431,699
	China Telecom Corp., Ltd., Class H	244,000	108,831
	China Tian Lun Gas Holdings, Ltd.	12,000	13,418
	China Travel International Investment Hong Kong, Ltd.	60,000	11,029
	China Unicom Hong Kong, Ltd.	180,000	175,366
	China Vanke Co., Ltd., Class H	50,600	190,058
	China Vast Industrial Urban Development Co., Ltd.	25,000	9,964
	China Water Affairs Group, Ltd.	30,000	26,692
	China Yuhua Education Corp., Ltd.	50,000	24,766
	China ZhengTong Auto Services Holdings, Ltd.	64,500	24,100
	China Zhongwang Holdings, Ltd.	135,600	69,057
	Chinasoft International, Ltd.	164,000	81,537
	Chongqing Rural Commercial Bank Co., Ltd., Class H	67,000	35,022
	CIFI Holdings Group Co., Ltd.	230,961	147,233
	CIMC Enric Holdings, Ltd.	40,000	28,804
	CITIC Securities Co., Ltd., Class H	32,500	62,052
*	Citychamp Watch & Jewellery Group, Ltd.	100,000	20,788
*	Cogobuy Group	20,000	5,219
	Colour Life Services Group Co., Ltd.	20,000	13,693
*	Comba Telecom Systems Holdings, Ltd.	88,000	21,996
	Concord New Energy Group, Ltd.	300,000	14,687
	Consun Pharmaceutical Group, Ltd.	51,000	30,841
#	COSCO SHIPPING International Hong Kong Co., Ltd.	34,000	10,610
	COSCO SHIPPING Ports, Ltd.	81,695	71,195
	Cosmo Lady China Holdings Co., Ltd.	46,000	8,791
	Country Garden Holdings Co., Ltd.	445,000	599,551
	Country Garden Services Holdings Co., Ltd.	60,977	146,826

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CP Pokphand Co., Ltd.	302,000	$25,392
	CPMC Holdings, Ltd.	31,000	11,816
	CRCC High-Tech Equipment Corp., Ltd.	67,000	13,094
	CRRC Corp., Ltd., Class H	69,000	54,313
	CSPC Pharmaceutical Group, Ltd.	314,000	544,908
*	Ctrip.com International, Ltd., ADR	6,663	259,724
	Dah Chong Hong Holdings, Ltd.	59,975	19,055
	Dawnrays Pharmaceutical Holdings, Ltd.	65,000	12,354
*	Differ Group Holding Co., Ltd.	140,000	8,200
*	Digital China Holdings, Ltd.	35,000	19,494
	Dongfang Electric Corp., Ltd.	19,000	11,417
#	Dongfeng Motor Group Co., Ltd., Class H	128,000	114,165
	Dongjiang Environmental Co., Ltd., Class H	11,800	10,625
	Dongyue Group, Ltd.	57,000	30,688
	Dynagreen Environmental Protection Group Co., Ltd., Class H	38,000	17,732
	ENN Energy Holdings, Ltd.	31,700	326,079
	Essex Bio-technology, Ltd.	27,000	21,253
	Everbright Securities Co., Ltd., Class H	11,400	8,755
*	Fang Holdings, Ltd., ADR	1,309	2,709
	Fanhua, Inc., ADR	1,424	48,231
	Fantasia Holdings Group Co., Ltd.	73,500	12,028
	Far East Horizon, Ltd.	99,000	92,080
*	First Tractor Co., Ltd.	64,000	15,088
	Fu Shou Yuan International Group, Ltd.	24,000	20,508
	Fufeng Group, Ltd.	85,000	41,707
#*	Fullshare Holdings, Ltd.	262,500	9,350
	Future Land Development Holdings, Ltd.	108,000	90,735
	Fuyao Glass Industry Group Co., Ltd., Class H	15,600	47,239
*	GCL New Energy Holdings, Ltd.	596,000	22,700
#*	GCL-Poly Energy Holdings, Ltd.	899,000	51,205
	Geely Automobile Holdings, Ltd.	234,000	356,880
	Gemdale Properties & Investment Corp., Ltd.	204,000	24,314
	Genertec Universal Medical Group Co., Ltd.	90,000	68,129
*	GF Securities Co., Ltd.	36,600	41,049
	Golden Eagle Retail Group, Ltd.	9,000	10,392
	Goldpac Group, Ltd.	61,000	15,049
#*	GOME Retail Holdings, Ltd.	467,000	49,737
*	Grand Baoxin Auto Group, Ltd.	79,500	17,143
	Great Wall Motor Co., Ltd., Class H	146,500	99,241
	Greatview Aseptic Packaging Co., Ltd.	54,000	29,524
	Greenland Hong Kong Holdings, Ltd.	82,000	29,911
	Greentown China Holdings, Ltd.	77,000	57,817
	Greentown Service Group Co., Ltd.	62,000	52,229
	Guangdong Investment, Ltd.	48,000	100,884
	Guangshen Railway Co., Ltd., Class H	66,000	21,463
	Guangzhou Automobile Group Co., Ltd., Class H	62,800	63,852
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.	4,000	16,435
	Guangzhou R&F Properties Co., Ltd., Class H	60,400	109,281
#	Guorui Properties, Ltd.	73,000	13,006
	Guotai Junan Securities Co., Ltd., Class H	12,800	20,692
*	Haichang Ocean Park Holdings, Ltd.	63,000	9,766
	Haier Electronics Group Co., Ltd.	52,000	122,215
*	Hailiang Education Group, Inc., ADR	321	20,319
#	Haitian International Holdings, Ltd.	36,000	72,727
	Haitong Securities Co., Ltd., Class H	72,400	71,653
#*	Harbin Electric Co., Ltd., Class H	34,000	11,179
*	HC Group, Inc.	73,000	18,688
#	Health and Happiness H&H International Holdings, Ltd.	14,000	81,569
#*	HengTen Networks Group, Ltd.	1,364,000	25,809

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hi Sun Technology China, Ltd.	60,000	$10,516
	Hilong Holding, Ltd.	83,000	7,788
	Hisense Home Appliances Group Co., Ltd., Class H	14,000	15,357
	HKC Holdings, Ltd.	12,000	7,742
*	Honghua Group, Ltd.	432,000	33,956
	Honworld Group, Ltd.	22,500	10,835
	Hopson Development Holdings, Ltd.	36,000	37,264
	Hua Hong Semiconductor, Ltd.	8,000	16,487
	Huaneng Renewables Corp., Ltd., Class H	472,000	128,287
	Huatai Securities Co., Ltd.	12,200	19,765
	IMAX China Holding, Inc.	13,100	30,080
	Industrial & Commercial Bank of China, Ltd., Class H	1,267,000	850,849
*	JD.com, Inc., ADR	11,648	348,392
	Jiangsu Expressway Co., Ltd., Class H	80,000	107,788
	Jiangxi Copper Co., Ltd., Class H	45,000	55,692
	Jiayuan International Group, Ltd.	58,000	25,094
	Jingrui Holdings, Ltd.	42,000	13,749
*	JinkoSolar Holding Co., Ltd., ADR	1,539	30,149
	JNBY Design, Ltd.	16,000	29,277
	Joy City Property, Ltd.	198,000	23,872
	Ju Teng International Holdings, Ltd.	56,000	13,250
*	Jumei International Holding, Ltd., ADR	4,900	11,123
	Kaisa Group Holdings, Ltd.	137,000	56,820
#	Kasen International Holdings, Ltd.	41,000	34,339
	Kingdee International Software Group Co., Ltd.	64,000	60,965
*	Kingsoft Corp., Ltd.	41,000	88,338
#*	KuangChi Science, Ltd.	44,000	2,510
	Kunlun Energy Co., Ltd.	212,000	184,891
	KWG Group Holdings, Ltd.	108,000	100,413
	Lee & Man Paper Manufacturing, Ltd.	92,000	56,157
	Lee's Pharmaceutical Holdings, Ltd.	7,000	4,423
*	Legend Holdings Corp.	515	0
	Legend Holdings Corp., Class H	19,500	45,923
	Lenovo Group, Ltd.	772,000	621,193
*	Lexinfintech Holdings, Ltd., ADR	1,200	12,720
	Li Ning Co., Ltd.	105,000	258,867
*	Lifestyle China Group, Ltd.	31,500	10,036
#*	Lifetech Scientific Corp.	112,000	21,009
	Livzon Pharmaceutical Group, Inc., Class H	5,980	14,506
	Logan Property Holdings Co., Ltd.	120,000	181,447
	Longfor Group Holdings, Ltd.	34,500	127,588
	Lonking Holdings, Ltd.	146,000	37,873
#	Luye Pharma Group, Ltd.	53,500	41,312
	LVGEM China Real Estate Investment Co., Ltd.	16,000	5,683
	Maanshan Iron & Steel Co., Ltd., Class H	38,000	14,404
	Metallurgical Corp. of China, Ltd., Class H	150,000	36,616
	Minmetals Land, Ltd.	64,000	9,908
#	Minth Group, Ltd.	56,000	157,813
*	MMG, Ltd.	212,000	65,800
	Momo, Inc., Sponsored ADR	11,692	397,177
#	Nan Hai Corp., Ltd.	700,000	12,492
	NetDragon Websoft Holdings, Ltd.	15,000	37,500
	NetEase, Inc., ADR	2,787	643,295
	New China Life Insurance Co., Ltd., Class H	19,500	96,724
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	1,408	146,868
	Nexteer Automotive Group, Ltd.	43,000	44,690
	Nine Dragons Paper Holdings, Ltd.	126,000	101,987
*	Noah Holdings, Ltd., ADR	1,135	36,706
	NVC Lighting Holdings, Ltd.	137,000	12,453

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Orient Securities Co., Ltd., Class H	17,200	$10,484
#*	Panda Green Energy Group, Ltd.	170,000	6,479
	PAX Global Technology, Ltd.	50,000	20,048
	People's Insurance Co. Group of China, Ltd. (The), Class H	111,000	46,565
	Phoenix Media Investment Holdings, Ltd.	100,000	8,710
*	Phoenix New Media, Ltd., ADR	2,748	7,832
	PICC Property & Casualty Co., Ltd., Class H	225,000	267,157
	Ping An Insurance Group Co. of China, Ltd., Class H	107,500	1,266,974
	Poly Property Group Co., Ltd.	118,000	43,531
	Postal Savings Bank of China Co., Ltd., Class H	167,000	97,119
	Pou Sheng International Holdings, Ltd.	111,000	30,883
#	Powerlong Real Estate Holdings, Ltd.	76,000	46,106
*	Q Technology Group Co., Ltd.	16,000	15,504
	Qingdao Port International Co., Ltd., Class H	18,000	12,829
	Qingling Motors Co., Ltd., Class H	42,000	10,809
#	Redco Properties Group Ltd.	44,000	17,504
	Road King Infrastructure, Ltd.	17,000	34,951
	Ronshine China Holdings, Ltd.	46,500	60,534
	Sany Heavy Equipment International Holdings Co., Ltd.	31,000	12,188
*	Secoo Holding, Ltd., ADR	1,627	13,000
	Shandong Xinhua Pharmaceutical Co., Ltd.	22,000	10,549
	Shanghai Electric Group Co., Ltd., Class H	94,000	32,649
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	20,000	59,207
*	Shanghai Fudan Microelectronics Group Co., Ltd., Class H	14,000	13,629
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.	22,000	16,746
	Shanghai Industrial Holdings, Ltd.	35,000	71,711
	Shanghai Industrial Urban Development Group, Ltd.	106,000	17,073
	Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	38,000	6,740
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	38,900	74,802
	Shanghai Prime Machinery Co., Ltd.	82,000	8,987
	Shengjing Bank Co., Ltd.	22,000	15,730
	Shenzhen Expressway Co., Ltd., Class H	34,000	40,358
	Shenzhen International Holdings, Ltd.	55,055	101,693
	Shenzhen Investment, Ltd.	134,000	48,047
	Shenzhou International Group Holdings, Ltd.	19,800	272,593
	Shimao Property Holdings, Ltd.	73,000	201,611
	Shui On Land, Ltd.	191,500	40,877
	Sichuan Expressway Co., Ltd., Class H	60,000	18,078
	Sihuan Pharmaceutical Holdings Group, Ltd.	199,000	40,767
*	SINA Corp.	2,000	78,240
	Sino Biopharmaceutical, Ltd.	274,000	334,216
	Sinofert Holdings, Ltd.	172,000	19,240
	Sino-Ocean Group Holding, Ltd.	144,000	57,938
	Sinopec Engineering Group Co., Ltd., Class H	78,000	61,106
	Sinopec Kantons Holdings, Ltd.	74,000	29,772
*	Sinopec Oilfield Service Corp.	90,000	10,514
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	204,000	71,172
	Sinopharm Group Co., Ltd., Class H	77,600	286,856
	Sinosoft Technology Group, Ltd.	52,000	13,928
	Sinotrans, Ltd., Class H	161,000	55,491
#	Sinotruk Hong Kong, Ltd.	34,000	49,856
	Skyfame Realty Holdings, Ltd.	222,000	33,336
	Skyworth Group, Ltd.	154,000	41,815
#*	SMI Holdings Group, Ltd.	52,000	2,491
	SOHO China, Ltd.	73,500	23,500
*	Sohu.com, Ltd., ADR	606	7,387
	Springland International Holdings, Ltd.	68,000	13,439
	SSY Group, Ltd.	96,000	85,121
	Sun Art Retail Group, Ltd.	66,000	66,834

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sunac China Holdings, Ltd.	97,000	$437,535
	Sunny Optical Technology Group Co., Ltd.	37,500	433,627
	Symphony Holdings, Ltd.	170,000	19,949
*	TAL Education Group, ADR	1,736	55,899
	TCL Electronics Holdings, Ltd.	23,000	10,415
	Tencent Holdings, Ltd.	115,400	5,376,828
	Texhong Textile Group, Ltd.	16,500	16,570
	Tian An China Investment Co., Ltd.	24,000	11,772
*	Tian Ge Interactive Holdings, Ltd.	26,000	6,092
	Tiangong International Co., Ltd.	24,000	7,441
	Tianjin Development Holdings, Ltd.	64,000	19,634
	Tianjin Port Development Holdings, Ltd.	120,000	12,345
	Tianneng Power International, Ltd.	34,000	27,189
*	Tibet Water Resources, Ltd.	29,000	7,226
	Tingyi Cayman Islands Holding Corp.	106,000	158,196
	Tong Ren Tang Technologies Co., Ltd., Class H	29,000	34,651
#	Tongda Group Holdings, Ltd.	460,000	33,773
	Towngas China Co., Ltd.	82,391	62,733
	TPV Technology, Ltd.	112,000	35,084
	TravelSky Technology, Ltd., Class H	45,000	88,081
	Tsingtao Brewery Co., Ltd., Class H	14,000	81,882
*	Tuniu Corp., Sponsored ADR	2,276	7,033
	Uni-President China Holdings, Ltd.	81,000	95,803
*	United Energy Group, Ltd.	474,000	85,439
*	Vipshop Holdings, Ltd., ADR	29,445	223,782
	Want Want China Holdings, Ltd.	228,000	177,327
	Wasion Holdings, Ltd.	42,000	15,315
#*	Weibo Corp., Sponsored ADR	5,704	223,426
	Weichai Power Co., Ltd., Class H	107,000	164,324
	Wisdom Education International Holdings Co., Ltd.	20,000	8,953
	Wison Engineering Services Co., Ltd.	28,000	3,775
#	Xiabuxiabu Catering Management China Holdings Co., Ltd.	15,000	20,849
	Xiamen International Port Co., Ltd.	84,000	10,485
	Xingda International Holdings, Ltd.	46,449	12,474
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	20,000	13,951
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	38,556	43,087
	Xinyi Solar Holdings, Ltd.	86	47
	Xinyuan Real Estate Co., Ltd., ADR	2,452	10,274
	Xtep International Holdings, Ltd.	67,500	48,608
*	Xunlei, Ltd., ADR	6,026	13,438
#	Yadea Group Holdings, Ltd.	42,000	8,571
#	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	13,000	23,618
	Yashili International Holdings, Ltd.	88,000	11,596
	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	9,000	45,327
	Yihai International Holding, Ltd.	15,000	79,593
*	Yirendai, Ltd., ADR	1,000	11,190
	Yuexiu Property Co., Ltd.	382,000	86,354
	Yuexiu Transport Infrastructure, Ltd.	46,000	36,536
	Yum China Holdings, Inc.	6,655	302,803
	Yuzhou Properties Co., Ltd.	152,389	71,594
*	YY, Inc., ADR	3,738	239,942
	Zhaojin Mining Industry Co., Ltd., Class H	38,000	44,167
	Zhejiang Expressway Co., Ltd., Class H	102,000	98,730
	Zhengzhou Coal Mining Machinery Group Co., Ltd.	22,600	10,893
	Zhongsheng Group Holdings, Ltd.	41,500	115,344
*	Zhuguang Holdings Group Co., Ltd.	42,000	5,403
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	25,200	120,451
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	86,600	60,460
*	ZTE Corp., Class H	6,800	20,309

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	ZTO Express Cayman, Inc., ADR	6,766	$132,952
TOTAL CHINA			40,300,236
COLOMBIA — (0.3%)
	Almacenes Exito SA	21,854	115,900
	Banco de Bogota SA	955	20,812
	Bancolombia SA, Sponsored ADR	3,099	154,578
	Bancolombia SA	6,380	76,422
	Grupo Aval Acciones y Valores SA	5,000	37,550
	Grupo de Inversiones Suramericana SA	11,562	121,578
	Interconexion Electrica SA ESP	54,591	296,172
TOTAL COLOMBIA			823,012
CZECH REPUBLIC — (0.1%)
	Komercni banka A.S.	3,552	137,017
	Moneta Money Bank A.S.	63,271	217,441
	O2 Czech Republic A.S.	3,412	32,361
TOTAL CZECH REPUBLIC			386,819
EGYPT — (0.1%)
	Commercial International Bank Egypt S.A.E., GDR	35,802	153,951
GREECE — (0.4%)
	Aegean Airlines SA	2,273	20,556
*	Alpha Bank AE	19,223	37,313
	Athens Water Supply & Sewage Co. SA	3,457	31,602
	Bank of Greece	764	12,426
*	Ellaktor SA	12,618	30,286
	Fourlis Holdings SA	3,492	22,285
*	GEK Terna Holding Real Estate Construction SA	8,179	57,931
	Hellenic Exchanges - Athens Stock Exchange SA	4,772	26,178
	Hellenic Petroleum SA	5,363	55,922
	Hellenic Telecommunications Organization SA	6,219	85,512
	Holding Co. ADMIE IPTO SA	13,574	33,895
	JUMBO SA	5,852	114,692
*	LAMDA Development SA	3,107	32,249
	Motor Oil Hellas Corinth Refineries SA	3,836	95,102
	OPAP SA	11,729	132,012
*	Piraeus Bank SA	13,325	45,447
	Piraeus Port Authority SA	716	19,629
	Sarantis SA	4,258	40,768
	Terna Energy SA	6,248	50,064
TOTAL GREECE			943,869
HONG KONG — (0.0%)
*	Leyou Technologies Holdings, Ltd.	90,000	25,659
HUNGARY — (0.4%)
	Magyar Telekom Telecommunications P.L.C.	48,291	69,867
	MOL Hungarian Oil & Gas P.L.C.	48,956	496,839
	OTP Bank P.L.C.	6,419	267,325
	Richter Gedeon Nyrt	10,852	190,671
TOTAL HUNGARY			1,024,702
INDIA — (13.1%)
*	3M India, Ltd.	194	59,346
	Aarti Industries, Ltd.	4,089	99,180

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	ABB India, Ltd.	1,812	$35,994
	Abbott India, Ltd.	126	15,265
	ACC, Ltd.	562	12,704
	Adani Ports & Special Economic Zone, Ltd.	52,001	284,315
*	Adani Transmissions, Ltd.	11,198	33,509
*	Aditya Birla Capital, Ltd.	50,998	60,706
*	Aditya Birla Fashion and Retail, Ltd.	15,991	43,657
	Advanced Enzyme Technologies, Ltd.	4,178	8,989
	Aegis Logistics, Ltd.	6,161	16,692
*	AIA Engineering, Ltd.	2,078	51,596
	Ajanta Pharma, Ltd.	2,822	36,246
	Akzo Nobel India, Ltd.	1,637	41,448
	Alembic Pharmaceuticals, Ltd.	4,723	35,725
*	Allahabad Bank	113,755	60,502
	Allcargo Logistics, Ltd.	7,609	10,696
	Amara Raja Batteries, Ltd.	1,820	17,964
*	Andhra Bank	28,151	7,630
	Apar Industries, Ltd.	1,069	7,697
	APL Apollo Tubes, Ltd.	1,339	27,252
	Apollo Hospitals Enterprise, Ltd.	2,862	56,122
	Apollo Tyres, Ltd.	18,076	41,260
	Arti Surfactants, Ltd.	409	1,263
	Ashok Leyland, Ltd.	170,506	171,908
*	Ashoka Buildcon, Ltd.	9,386	16,415
	Asian Paints, Ltd.	23,376	515,245
	Astral Polytechnik, Ltd.	2,073	37,262
	Atul, Ltd.	1,134	59,818
	Aurobindo Pharma, Ltd.	22,473	185,235
	Automotive Axles, Ltd.	818	9,565
	Avanti Feeds, Ltd.	1,962	8,758
*	Avenue Supermarts, Ltd.	7,451	160,196
	Axis Bank, Ltd.	15,735	153,725
	Axis Bank, Ltd., GDR	1,599	78,351
	Bajaj Auto, Ltd.	6,996	253,996
	Bajaj Corp., Ltd.	9,179	34,581
	Bajaj Electricals, Ltd.	4,414	23,294
	Bajaj Finance, Ltd.	6,066	285,292
	Bajaj Finserv, Ltd.	1,644	168,880
	Bajaj Holdings & Investment, Ltd.	1,548	76,286
	Balkrishna Industries, Ltd.	4,347	44,364
	Balmer Lawrie & Co., Ltd.	4,262	10,664
	Balrampur Chini Mills, Ltd.	15,243	31,317
*	Bank of Baroda	20,661	31,847
*	Bank of Maharashtra	49,518	9,201
	BASF India, Ltd.	1,415	20,917
	Bata India, Ltd.	3,147	59,651
	Bayer CropScience, Ltd.	538	23,815
	BEML, Ltd.	1,351	16,481
	Berger Paints India, Ltd.	23,924	114,323
	Bharat Electronics, Ltd.	68,519	101,851
	Bharat Heavy Electricals, Ltd.	78,268	66,646
	Bharat Petroleum Corp., Ltd.	44,856	223,881
	Bharti Airtel, Ltd.	111,670	543,569
	Bharti Infratel, Ltd.	15,168	53,692
	Biocon, Ltd.	28,754	94,354
	Blue Dart Express, Ltd.	416	14,444
	Blue Star, Ltd.	1,338	13,359
	Bombay Dyeing & Manufacturing Co., Ltd.	4,398	4,518
	Borosil Glass Works, Ltd.	3,668	7,066

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bosch, Ltd.	203	$41,985
	Brigade Enterprises, Ltd.	3,485	13,187
	Britannia Industries, Ltd.	2,967	112,710
	BSE, Ltd.	1,785	13,170
	Cadila Healthcare, Ltd.	21,727	71,972
	Can Fin Homes, Ltd.	6,909	38,733
*	Canara Bank	17,916	60,865
	Capacit'e Infraprojects, Ltd.	4,149	14,110
	Caplin Point Laboratories, Ltd.	3,081	19,102
	Carborundum Universal, Ltd.	3,978	18,924
	Care Ratings, Ltd.	1,129	12,408
	CCL Products India, Ltd.	6,689	23,799
	Ceat, Ltd.	593	6,997
*	Central Bank of India	21,094	5,366
	Century Plyboards India, Ltd.	8,168	14,968
	Cera Sanitaryware, Ltd.	505	18,893
*	CG Power and Industrial Solutions, Ltd.	53,021	13,896
	Chambal Fertilizers & Chemicals, Ltd.	9,364	20,332
	Chennai Petroleum Corp., Ltd.	10,031	28,587
	Cholamandalam Investment and Finance Co., Ltd.	15,045	56,270
	Cipla, Ltd.	28,278	212,249
	City Union Bank, Ltd.	19,179	54,028
	Cochin Shipyard, Ltd.	3,056	15,875
*	Coffee Day Enterprises, Ltd.	3,096	5,500
	Colgate-Palmolive India, Ltd.	6,589	113,650
	Container Corp. Of India, Ltd.	19,177	142,605
	Coromandel International, Ltd.	11,270	60,459
*	Corp. Bank	57,694	19,015
*	Cox & Kings Financial Service, Ltd.	991	29
	Cox & Kings, Ltd.	2,973	497
	CRISIL, Ltd.	2,050	38,727
	Cummins India, Ltd.	4,081	42,121
	Cyient, Ltd.	2,102	13,838
	Dabur India, Ltd.	32,823	202,894
	DB Corp., Ltd.	4,160	9,713
	DCB Bank, Ltd.	16,407	46,247
	DCM Shriram, Ltd.	5,671	32,894
	Dewan Housing Finance Corp., Ltd.	8,090	5,748
	DFM Foods, Ltd.	3,398	12,722
	Dhanuka Agritech, Ltd.	1,466	7,736
	Dilip Buildcon, Ltd.	4,776	28,654
	Dish TV India, Ltd.	37,588	14,734
*	Dishman Carbogen Amcis, Ltd.	8,585	25,804
	Divi's Laboratories, Ltd.	3,963	93,824
	Dixon Technologies India, Ltd.	313	9,670
	DLF, Ltd.	33,071	84,758
	Dr Lal PathLabs, Ltd.	3,200	50,420
	eClerx Services, Ltd.	3,221	27,860
	Edelweiss Financial Services, Ltd.	32,117	68,229
	Eicher Motors, Ltd.	732	171,905
	EID Parry India, Ltd.	6,206	12,975
	Emami, Ltd.	12,745	58,825
	Endurance Technologies, Ltd.	1,623	21,744
	Engineers India, Ltd.	15,558	22,460
*	Eris Lifesciences, Ltd.	2,036	11,935
	Escorts, Ltd.	6,380	43,320
	Essel Propack, Ltd.	20,674	39,943
*	Eveready Industries India, Ltd.	2,362	2,539
	Exide Industries, Ltd.	22,697	60,134

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	FDC, Ltd.	6,240	$13,995
	Federal Bank, Ltd.	139,473	186,405
	Finolex Cables, Ltd.	6,799	36,926
	Finolex Industries, Ltd.	3,140	24,149
	Firstsource Solutions, Ltd.	25,010	17,801
*	Future Enterprises, Ltd.	17,741	6,165
	Future Lifestyle Fashions, Ltd.	2,110	13,761
*	Future Retail, Ltd.	9,243	55,522
	Gabriel India, Ltd.	5,802	7,571
	GAIL India, Ltd.	108,246	202,087
	Garware Technical Fibres, Ltd.	665	10,791
	Gateway Distriparks, Ltd.	3,803	5,958
*	Gayatri Projects, Ltd.	4,184	8,609
	GE T&D India, Ltd.	2,445	5,464
	General Insurance Corp. of India	2,875	8,011
	GFL, Ltd.	3,681	48,490
	Gillette India, Ltd.	857	89,008
	GlaxoSmithKline Consumer Healthcare, Ltd.	430	45,938
	GlaxoSmithKline Pharmaceuticals, Ltd.	1,499	26,209
	Glenmark Pharmaceuticals, Ltd.	17,332	106,936
	Godrej Consumer Products, Ltd.	20,948	182,316
	Godrej Industries, Ltd.	5,129	35,092
*	Godrej Properties, Ltd.	3,360	46,154
	Granules India, Ltd.	13,717	18,062
	Graphite India, Ltd.	4,107	18,242
	Greaves Cotton, Ltd.	11,083	21,466
	Greenpanel Industries, Ltd.	8,369	1,393
	Greenply Industries, Ltd.	8,369	14,884
	Grindwell Norton, Ltd.	2,727	21,553
	GRUH Finance, Ltd.	15,651	55,507
	Gujarat Alkalies & Chemicals, Ltd.	2,281	13,757
	Gujarat Ambuja Exports, Ltd.	3,281	6,330
	Gujarat Gas, Ltd.	13,590	33,844
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	3,675	11,199
	Gujarat Pipavav Port, Ltd.	19,549	22,145
	Gujarat State Petronet, Ltd.	18,741	57,938
	Gulf Oil Lubricants India, Ltd.	2,672	29,843
	Hatsun Agro Products, Ltd.	2,140	21,395
	Hatsun Agro Products, Ltd.	60	473
	Havells India, Ltd.	16,047	149,950
	HCL Technologies, Ltd.	28,857	432,512
	HDFC Life Insurance Co., Ltd.	5,334	38,162
	HEG, Ltd.	875	12,549
	Hero MotoCorp, Ltd.	5,167	175,476
	Hexaware Technologies, Ltd.	16,151	84,650
	Hikal, Ltd.	5,929	12,715
	Himachal Futuristic Communications, Ltd.	66,885	18,966
	Himadri Speciality Chemical, Ltd.	9,211	10,770
	Himatsingka Seide, Ltd.	2,577	4,985
	Hinduja Global Solutions, Ltd.	1,132	9,720
	Hindustan Petroleum Corp., Ltd.	93,538	358,277
	Hindustan Unilever, Ltd.	33,551	838,323
	Honeywell Automation India, Ltd.	172	57,360
*	Housing Development & Infrastructure, Ltd.	62,791	10,848
	Housing Development Finance Corp., Ltd.	27,743	853,479
	HSIL, Ltd.	1,816	5,783
	ICICI Bank, Ltd., Sponsored ADR	42,965	524,603
	ICICI Lombard General Insurance Co., Ltd.	2,406	42,206
	ICICI Prudential Life Insurance Co., Ltd.	6,278	36,519

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	ICRA, Ltd.	250	$11,677
*	IDFC First Bank, Ltd.	125,167	75,995
*	IDFC, Ltd.	126,216	65,733
*	IFB Industries, Ltd.	864	7,582
*	IFCI, Ltd.	73,561	7,724
	IIFL Finance, Ltd.	5,801	9,890
*	IIFL Securities, Ltd.	5,801	17,361
*	IIFL Wealth Management, Ltd.	829	1,146
	Indiabulls Housing Finance, Ltd.	39,186	303,829
*	Indiabulls Integrated Services, Ltd.	4,301	6,830
*	Indiabulls Real Estate, Ltd.	7,599	9,610
	Indiabulls Ventures, Ltd.	7,739	26,746
*	Indian Bank	11,372	30,867
	Indian Oil Corp., Ltd.	69,371	139,375
*	Indian Overseas Bank	48,120	7,820
	Indraprastha Gas, Ltd.	23,753	104,588
	IndusInd Bank, Ltd.	811	16,528
	Infibeam Avenues, Ltd.	32,279	19,445
	Info Edge India, Ltd.	2,804	91,424
	Infosys, Ltd.	182,450	2,085,837
	Ingersoll-Rand India, Ltd.	2,626	22,533
*	Inox Leisure, Ltd.	5,506	23,550
*	Intellect Design Arena, Ltd.	3,329	10,817
	InterGlobe Aviation, Ltd.	2,281	51,653
	Ipca Laboratories, Ltd.	3,072	42,493
	IRB Infrastructure Developers, Ltd.	12,120	16,398
	ITD Cementation India, Ltd.	9,348	10,550
	Jagran Prakashan, Ltd.	12,267	14,881
	Jain Irrigation Systems, Ltd.	16,352	4,846
*	Jammu & Kashmir Bank, Ltd. (The)	23,470	12,142
	Jamna Auto Industries, Ltd.	11,234	6,687
	JB Chemicals & Pharmaceuticals, Ltd.	2,554	13,870
	Jindal Saw, Ltd.	18,284	17,852
	JM Financial, Ltd.	22,132	21,169
	JMC Projects India, Ltd.	7,685	13,142
	Johnson Controls-Hitachi Air Conditioning India, Ltd.	685	16,403
	JTEKT India, Ltd.	7,355	7,538
	Jubilant Foodworks, Ltd.	3,777	65,552
*	Just Dial, Ltd.	4,976	49,983
	Kajaria Ceramics, Ltd.	6,740	46,151
	Kalpataru Power Transmission, Ltd.	4,537	31,647
	Karnataka Bank, Ltd. (The)	22,186	26,971
	Karur Vysya Bank, Ltd. (The)	33,249	30,334
	Kaveri Seed Co., Ltd.	1,283	8,291
	KEC International, Ltd.	8,905	39,654
	KEI Industries, Ltd.	6,045	38,524
	KNR Constructions, Ltd.	4,264	16,580
	Kotak Mahindra Bank, Ltd.	7,044	154,809
*	KPIT Engineering, Ltd.	17,211	20,360
*	KPIT Technologies, Ltd.	17,211	18,716
	KPR Mill, Ltd.	2,236	18,615
	KRBL, Ltd.	5,074	16,300
	Lakshmi Machine Works, Ltd.	252	14,688
*	Lakshmi Vilas Bank, Ltd. (The)	14,604	10,179
	Laurus Labs, Ltd.	1,336	6,529
	LIC Housing Finance, Ltd.	34,814	260,559
	Lupin, Ltd.	22,888	254,532
	LUX Industries, Ltd.	509	8,041
	Magma Fincorp, Ltd.	10,065	11,918

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Mahanagar Gas, Ltd.	3,158	$37,029
	Maharashtra Scooters, Ltd.	241	14,084
	Mahindra & Mahindra Financial Services, Ltd.	34,132	150,074
	Mahindra & Mahindra, Ltd.	50,815	403,696
*	Mahindra CIE Automotive, Ltd.	5,090	13,272
	Mahindra Lifespace Developers, Ltd.	2,324	12,668
	Mahindra Logistics, Ltd.	1,996	11,642
	Majesco, Ltd.	1,448	9,858
	Manappuram Finance, Ltd.	39,406	65,065
	Mangalore Refinery & Petrochemicals, Ltd.	16,296	14,355
	Marico, Ltd.	68,175	362,818
	Marksans Pharma, Ltd.	28,757	6,736
	Maruti Suzuki India, Ltd.	4,019	318,408
	MAS Financial Services, Ltd.	1,285	10,966
	Mastek, Ltd.	1,601	8,677
*	Max Financial Services, Ltd.	12,145	73,260
*	Max India, Ltd.	13,084	11,365
	McLeod Russel India, Ltd.	394	59
	Minda Corp., Ltd.	5,222	6,364
	Minda Industries, Ltd.	6,758	28,413
	Mindtree, Ltd.	2,263	23,348
	MOIL, Ltd.	8,751	17,179
	Motherson Sumi Systems, Ltd.	74,345	114,664
	Motilal Oswal Financial Services, Ltd.	4,294	32,429
	Mphasis, Ltd.	17,056	230,902
	MRF, Ltd.	106	82,154
*	Music Broadcast, Ltd.	12,716	8,638
*	Muthoot Capital Services, Ltd.	916	6,853
	Muthoot Finance, Ltd.	12,272	108,328
*	Narayana Hrudayalaya, Ltd.	3,609	11,644
	Natco Pharma, Ltd.	9,374	69,978
	Navneet Education, Ltd.	8,985	13,425
	NBCC India, Ltd.	35,863	22,022
	Nestle India, Ltd.	1,359	229,404
	NIIT Technologies, Ltd.	3,918	68,345
	NIIT, Ltd.	17,210	22,577
	NRB Bearings, Ltd.	7,569	11,202
*	Oberoi Realty, Ltd.	6,545	51,957
	Oil India, Ltd.	15,518	35,767
	Omaxe, Ltd.	3,485	10,078
	Oracle Financial Services Software, Ltd.	2,775	136,599
*	Oriental Bank of Commerce	34,733	34,065
	Page Industries, Ltd.	613	160,909
	PC Jeweller, Ltd.	23,471	11,682
	Persistent Systems, Ltd.	4,777	36,297
	Petronet LNG, Ltd.	130,213	445,070
	Pfizer, Ltd.	723	31,381
	Phillips Carbon Black, Ltd.	4,200	7,272
	Phoenix Mills, Ltd.(The)	3,605	33,514
	PI Industries, Ltd.	6,183	98,609
	Pidilite Industries, Ltd.	8,672	155,843
	Piramal Enterprises, Ltd.	4,374	114,898
	PNB Housing Finance, Ltd.	5,849	59,994
	PNC Infratech, Ltd.	5,375	14,216
*	Power Finance Corp., Ltd.	69,921	110,542
	Power Grid Corp. of India, Ltd.	62,112	190,956
	Praj Industries, Ltd.	5,287	8,101
	Prestige Estates Projects, Ltd.	13,191	48,526
	Procter & Gamble Hygiene & Health Care, Ltd.	730	115,379

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	PTC India, Ltd.	37,148	$30,092
*	Punjab & Sind Bank	24,330	8,164
*	Punjab National Bank	52,635	52,689
	PVR, Ltd.	3,814	83,713
*	Quess Corp., Ltd.	5,090	32,031
	Radico Khaitan, Ltd.	1,834	7,904
	Rain Industries Ltd.	3,832	4,944
	Rajesh Exports, Ltd.	10,071	100,546
	Rallis India, Ltd.	7,424	17,138
	Rane Holdings, Ltd.	693	9,242
	Raymond, Ltd.	3,401	32,305
	RBL Bank, Ltd.	12,889	75,009
	REC, Ltd.	75,749	153,817
	Redington India, Ltd.	30,687	48,135
	Relaxo Footwears, Ltd.	4,826	29,073
	Reliance Capital, Ltd.	8,730	6,541
	Reliance Industries, Ltd.	21,905	733,996
	Reliance Industries, Ltd.	45,607	768,136
	Repco Home Finance, Ltd.	3,440	16,248
	Sadbhav Engineering, Ltd.	13,046	26,161
	Sanofi India, Ltd.	601	53,096
	SBI Life Insurance Co., Ltd.	2,346	27,106
	Schaeffler India, Ltd.	802	49,490
	Security & Intelligence Services India, Ltd.	839	10,186
*	Sequent Scientific, Ltd.	11,712	11,805
	Sharda Cropchem, Ltd.	1,695	6,436
*	Sheela Foam, Ltd.	597	10,752
*	Shilpa Medicare, Ltd.	4,071	21,009
	Shoppers Stop, Ltd.	1,322	7,197
	Shriram City Union Finance, Ltd.	1,102	21,702
	Shriram Transport Finance Co., Ltd.	15,806	221,180
	Siemens, Ltd.	4,833	80,094
	Siyaram Silk Mills, Ltd.	1,830	6,715
	SKF India, Ltd.	807	21,520
	Sobha, Ltd.	4,448	35,383
	Somany Ceramics, Ltd.	991	5,058
	Sonata Software, Ltd.	7,033	32,980
	South Indian Bank, Ltd. (The)	178,611	31,666
	Srei Infrastructure Finance, Ltd.	19,337	3,333
	SRF, Ltd.	2,926	114,458
	Sterlite Technologies, Ltd.	9,782	21,106
	Strides Pharma Science, Ltd.	5,475	31,172
	Subros, Ltd.	3,640	10,385
	Sun Pharmaceutical Industries, Ltd.	35,249	217,645
	Sun TV Network, Ltd.	15,171	103,882
	Sundaram Finance, Ltd.	3,193	70,556
	Sundaram-Clayton, Ltd.	140	4,302
	Sundram Fasteners, Ltd.	4,148	26,441
	Sunteck Realty, Ltd.	6,996	39,100
	Suprajit Engineering, Ltd.	2,380	6,598
	Supreme Industries, Ltd.	5,593	86,263
	Suven Life Sciences, Ltd.	4,069	13,573
*	Suzlon Energy, Ltd.	553,919	33,668
	Symphony, Ltd.	1,436	24,952
*	Syndicate Bank	66,258	30,498
	Syngene International, Ltd.	8,864	38,707
	TAKE Solutions, Ltd.	4,839	6,667
	Tata Chemicals, Ltd.	5,112	42,904
	Tata Communications, Ltd.	3,759	25,544

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tata Consultancy Services, Ltd.	46,583	$1,487,853
	Tata Elxsi, Ltd.	1,424	13,151
	Tata Global Beverages, Ltd.	34,248	124,352
*	Tata Motors, Ltd.	306,567	600,377
	TCI Express, Ltd.	999	8,224
	Tech Mahindra, Ltd.	47,402	436,023
*	Techno Electric & Engineering Co., Ltd.	2,244	8,264
	Tejas Networks, Ltd.	2,818	3,718
	Texmaco Rail & Engineering, Ltd.	13,083	9,049
	Thermax, Ltd.	531	8,433
	Thomas Cook India, Ltd.	9,735	26,412
	Thyrocare Technologies, Ltd.	1,540	10,008
*	TI Financial Holdings, Ltd.	7,241	48,113
	Time Technoplast, Ltd.	17,732	20,421
	Timken India, Ltd.	1,152	11,679
	Titan Co., Ltd.	21,118	322,579
	Torrent Pharmaceuticals, Ltd.	4,048	97,866
	Transport Corp. of India, Ltd.	2,560	9,820
	Trident, Ltd.	11,175	8,577
	Triveni Engineering & Industries, Ltd.	11,082	8,789
	TTK Prestige, Ltd.	170	13,407
	Tube Investments of India, Ltd.	6,223	31,329
	TV Today Network, Ltd.	1,757	6,876
*	TV18 Broadcast, Ltd.	77,209	24,204
	TVS Motor Co., Ltd.	5,024	26,894
	TVS Srichakra, Ltd.	357	8,218
*	UCO Bank	74,869	17,997
	Uflex, Ltd.	7,791	24,770
	Unichem Laboratories, Ltd.	2,495	6,071
*	Union Bank of India	52,076	50,789
	United Breweries, Ltd.	5,401	110,742
*	United Spirits, Ltd.	30,620	263,023
	UPL, Ltd.	67,897	584,426
	VA Tech Wabag, Ltd.	3,517	14,764
	Vaibhav Global, Ltd.	1,061	13,919
	Vardhman Textiles, Ltd.	2,067	27,366
	Varun Beverages, Ltd.	3,249	30,296
*	Varun Beverages, Ltd.	1,625	15,089
	V-Guard Industries, Ltd.	6,164	20,869
	Vinati Organics, Ltd.	777	20,460
	Vindhya Telelinks, Ltd.	373	5,024
	VIP Industries, Ltd.	3,363	18,537
*	Vodafone Idea, Ltd.	375,819	37,641
	Voltas, Ltd.	7,685	64,585
	VRL Logistics, Ltd.	1,754	6,029
	WABCO India, Ltd.	321	28,305
	Welspun Corp., Ltd.	16,049	26,287
	Welspun Enterprises, Ltd.	9,097	13,437
	Whirlpool of India, Ltd.	2,453	55,373
	Wipro, Ltd.	59,361	228,916
*	Wockhardt, Ltd.	1,991	8,958
	Yes Bank, Ltd.	108,012	139,995
	Zee Entertainment Enterprises, Ltd.	92,590	484,062
	Zensar Technologies, Ltd.	6,946	21,227
TOTAL INDIA			31,085,947
INDONESIA — (2.3%)
	Ace Hardware Indonesia Tbk PT	895,400	116,991
	Adhi Karya Persero Tbk PT	262,700	27,603

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Agung Podomoro Land Tbk PT	1,072,900	$15,406
*	Alam Sutera Realty Tbk PT	1,137,000	26,830
*	Asuransi Kresna Mitra Tbk PT	15,000	931
*	Bank Bukopin Tbk	819,000	17,368
	Bank Central Asia Tbk PT	270,100	592,971
	Bank Danamon Indonesia Tbk PT	99,600	36,018
	Bank Mandiri Persero Tbk PT	448,000	252,042
	Bank Negara Indonesia Persero Tbk PT	409,000	245,193
*	Bank Pan Indonesia Tbk PT	195,400	19,998
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	288,100	32,563
	Bank Pembangunan Daerah Jawa Timur Tbk PT	276,200	12,591
*	Bank Permata Tbk PT	512,900	34,514
	Bank Rakyat Indonesia Persero Tbk PT	1,988,800	630,207
	Bank Tabungan Negara Persero Tbk PT	201,500	35,014
	Barito Pacific Tbk PT	126,500	34,883
	Bekasi Fajar Industrial Estate Tbk PT	485,500	10,973
	Blue Bird Tbk PT	49,800	9,981
*	Bumi Serpong Damai Tbk PT	689,800	69,240
*	Capital Financial Indonesia Tbk PT	484,000	12,425
	Ciputra Development Tbk PT	1,319,000	115,642
	Elnusa Tbk PT	509,600	13,020
	Erajaya Swasembada Tbk PT	112,300	16,721
*	Gajah Tunggal Tbk PT	272,300	13,356
*	Garuda Indonesia Persero Tbk PT	509,400	14,514
	Global Mediacom Tbk PT	1,260,500	34,823
*	Hanson International Tbk PT	6,647,900	48,844
	Indofood CBP Sukses Makmur Tbk PT	158,900	120,854
	Indofood Sukses Makmur Tbk PT	414,200	207,961
*	Indosat Tbk PT	174,100	42,251
	Industri dan Perdagangan Bintraco Dharma Tbk PT	536,000	9,467
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	273,800	19,728
*	Inti Agri Resources Tbk PT	550,900	2,045
	Jasa Marga Persero Tbk PT	296,100	125,753
	Kalbe Farma Tbk PT	1,453,700	151,899
*	Krakatau Steel Persero Tbk PT	505,200	12,432
*	Kresna Graha Investama Tbk PT	1,080,100	44,269
	Link Net Tbk PT	106,700	34,376
*	Lippo Cikarang Tbk PT	369,600	43,687
	Lippo Karawaci Tbk PT	2,886,100	57,513
	Matahari Department Store Tbk PT	263,400	69,495
	Mayora Indah Tbk PT	365,700	64,854
	Media Nusantara Citra Tbk PT	1,265,100	123,472
	Metrodata Electronics Tbk PT	291,800	26,922
	Mitra Adiperkasa Tbk PT	1,016,100	68,370
	Mitra Keluarga Karyasehat Tbk PT	218,200	31,537
	Modernland Realty Tbk PT	1,122,000	21,057
*	Multistrada Arah Sarana Tbk PT	210,700	9,310
	Nippon Indosari Corpindo Tbk PT	140,600	12,924
	Pabrik Kertas Tjiwi Kimia Tbk PT	99,400	84,466
	Pakuwon Jati Tbk PT	238,600	12,465
*	Panin Financial Tbk PT	2,781,700	69,276
*	Paninvest Tbk PT	164,000	15,928
*	Pelayaran Tamarin Samudra Tbk PT	334,000	11,614
*	Pool Advista Indonesia Tbk PT	64,100	8,823
	PP Persero Tbk PT	343,900	52,189
	PP Properti Tbk PT	1,198,600	9,713
	Puradelta Lestari Tbk PT	561,900	12,163
	Ramayana Lestari Sentosa Tbk PT	245,900	23,562
*	Rimo International Lestari Tbk PT	3,949,000	36,932

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Sarana Menara Nusantara Tbk PT	2,214,300	$116,608
	Selamat Sempurna Tbk PT	271,800	29,926
*	Sentul City Tbk PT	3,623,000	38,252
*	Siloam International Hospitals Tbk PT	77,800	34,873
*	Sitara Propertindo Tbk PT	344,900	18,321
*	Smartfren Telecom Tbk PT	3,180,600	39,139
	Sri Rejeki Isman Tbk PT	899,900	22,419
	Sumber Alfaria Trijaya Tbk PT	377,400	25,869
	Summarecon Agung Tbk PT	876,900	82,428
	Surya Citra Media Tbk PT	1,150,000	126,455
*	Surya Esa Perkasa Tbk PT	995,400	20,654
	Surya Semesta Internusa Tbk PT	471,700	27,175
#	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	7,998	240,980
*	Totalindo Eka Persada Tbk PT	365,200	15,999
	Tower Bersama Infrastructure Tbk PT	80,000	23,948
*	Trada Alam Minera Tbk PT	1,606,700	13,496
	Ultrajaya Milk Industry & Trading Co. Tbk PT	226,000	24,175
	Unilever Indonesia Tbk PT	63,000	195,215
*	Visi Media Asia Tbk PT	1,554,900	12,397
	Waskita Beton Precast Tbk PT	1,422,600	36,667
	Waskita Karya Persero Tbk PT	521,200	75,468
	Wijaya Karya Beton Tbk PT	410,900	17,076
	Wijaya Karya Persero Tbk PT	278,000	45,941
*	XL Axiata Tbk PT	471,500	108,043
TOTAL INDONESIA			5,519,493
MALAYSIA — (2.8%)
	Aeon Co. M Bhd	65,600	27,402
	AEON Credit Service M Bhd	11,700	46,868
	AFFIN Bank Bhd	12,300	6,010
	Ajinomoto Malaysia Bhd	3,400	14,342
	Alliance Bank Malaysia Bhd	97,200	86,462
	Allianz Malaysia Bhd	6,700	22,553
	AMMB Holdings Bhd	138,400	141,569
	Astro Malaysia Holdings Bhd	100,400	35,153
*	Berjaya Corp. Bhd	431,500	27,160
*	Berjaya Land Bhd	294,800	11,770
	Berjaya Sports Toto Bhd	79,400	50,516
*	Bermaz Auto Bhd	108,900	67,182
	BIMB Holdings Bhd	21,100	21,364
	Boustead Holdings Bhd	16,900	4,661
*	Bumi Armada Bhd	48,000	2,649
	Carlsberg Brewery Malaysia Bhd, Class B	16,100	93,876
	CIMB Group Holdings Bhd	208,620	255,986
	Cypark Resources Bhd	49,000	17,014
	D&O Green Technologies Bhd	60,200	8,192
	Datasonic Group Bhd	206,900	33,799
*	Dayang Enterprise Holdings Bhd	30,500	10,510
	Dialog Group Bhd	181,800	151,657
	DiGi.Com Bhd	80,500	97,299
	DRB-Hicom Bhd	84,300	53,867
	Dutch Lady Milk Industries Bhd	1,300	20,028
*	Eastern & Oriental Bhd	76,568	14,788
*	Eco World Development Group Bhd	145,500	27,619
#*	Eco World International Bhd	141,700	21,919
	Ekovest BHD	89,000	17,848
*	FGV Holdings Bhd	146,900	40,087
	Fraser & Neave Holdings Bhd	6,400	53,467
	Frontken Corp. Bhd	103,600	38,757

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Gabungan AQRS Bhd	59,500	$20,080
	Gamuda Bhd	180,300	161,570
	Gas Malaysia Bhd	24,500	16,736
	Genting Bhd	187,200	310,879
	Genting Malaysia Bhd	144,300	134,800
	George Kent Malaysia Bhd	16,300	4,550
	Globetronics Technology Bhd	19,900	8,508
	Guan Chong Bhd	47,200	41,106
	Hai-O Enterprise Bhd	19,100	10,490
	HAP Seng Consolidated Bhd	8,900	21,316
	Hartalega Holdings Bhd	95,200	113,978
	Heineken Malaysia Bhd	14,900	82,060
#*	Hengyuan Refining Co. Bhd	21,800	26,358
	Hong Leong Bank Bhd	18,800	81,645
	Hong Leong Financial Group Bhd	15,600	67,904
	Hup Seng Industries Bhd	52,600	11,840
	IHH Healthcare Bhd	32,900	45,552
	IJM Corp. Bhd	228,600	128,648
	Inari Amertron Bhd	268,050	106,008
	IOI Properties Group Bhd	172,200	52,401
#*	Iskandar Waterfront City Bhd	156,400	36,718
*	JAKS Resources Bhd	51,100	9,594
	JHM Consolidation Bhd	67,500	20,422
	Kerjaya Prospek Group Bhd	75,600	26,106
*	KNM Group Bhd	218,100	21,224
	Kossan Rubber Industries	61,400	60,517
	KPJ Healthcare Bhd	114,500	25,894
*	KSL Holdings Bhd	92,400	18,677
	LBS Bina Group Bhd	91,000	11,665
	Lii Hen Industries Bhd	23,500	16,780
	Lingkaran Trans Kota Holdings Bhd	21,900	24,397
	LPI Capital Bhd	10,900	41,275
#	Magnum Bhd	50,400	32,663
	Mah Sing Group Bhd	56,900	12,726
	Malayan Banking Bhd	67,592	141,391
	Malaysia Airports Holdings Bhd	55,000	111,407
#	Malaysia Building Society Bhd	141,102	29,680
	Malaysian Pacific Industries Bhd	13,500	29,733
	Malaysian Resources Corp. Bhd	198,000	43,471
	Matrix Concepts Holdings Bhd	23,700	10,897
	Maxis Bhd	54,900	75,445
	MBM Resources BHD	18,900	15,067
*	Media Prima Bhd	94,500	10,950
	MMC Corp. Bhd	126,000	33,479
	Muhibbah Engineering M Bhd	16,000	10,377
	My EG Services Bhd	222,100	82,758
	Nestle Malaysia Bhd	3,600	129,559
#	OSK Holdings Bhd	99,000	22,364
	Padini Holdings Bhd	50,100	42,698
	Paramount Corp. Bhd	28,900	10,567
	Petron Malaysia Refining & Marketing Bhd	9,700	14,031
	Petronas Chemicals Group Bhd	40,600	73,581
	Petronas Dagangan Bhd	22,700	128,882
	Pos Malaysia Bhd	59,400	24,837
	PPB Group Bhd	22,200	100,604
	Press Metal Aluminium Holdings Bhd	48,700	53,557
	Public Bank Bhd	118,900	629,861
	RHB Bank Bhd	56,200	74,815
	Sapura Energy Bhd	297,600	21,459

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Scientex Bhd	50,100	$102,274
	Serba Dinamik Holdings Bhd	136,400	132,112
	Sime Darby Plantation Bhd	123,200	137,331
	Sime Darby Property Bhd	151,100	35,674
	SKP Resources Bhd	94,800	28,373
	SP Setia Bhd Group	124,664	59,006
	Sunway Construction Group Bhd	31,100	16,314
	Supermax Corp. Bhd	119,700	47,855
	Syarikat Takaful Malaysia Keluarga Bhd	27,800	41,012
	Taliworks Corp. Bhd	82,900	18,114
	Telekom Malaysia Bhd	127,300	125,899
	TIME dotCom Bhd	6,000	13,078
	Top Glove Corp. Bhd	173,700	190,603
	Uchi Technologies Bhd	21,100	13,862
	UEM Edgenta Bhd	30,000	21,858
	UEM Sunrise Bhd	197,400	38,125
	UMW Holdings Bhd	25,100	30,735
	UOA Development Bhd	64,100	32,282
*	Velesto Energy Bhd	227,100	17,220
	ViTrox Corp. Bhd	17,500	29,571
*	Vizione Holdings Bhd	85,200	19,947
	VS Industry Bhd	181,675	52,555
	WCT Holdings Bhd	151,572	41,784
	Westports Holdings Bhd	61,700	59,689
	Yinson Holdings Bhd	15,000	25,217
	YNH Property Bhd	46,800	31,671
TOTAL MALAYSIA			6,611,092
MEXICO — (2.7%)
#	Alfa S.A.B. de C.V., Class A	399,322	345,900
	Alpek S.A.B. de C.V.	65,448	70,729
	America Movil S.A.B. de C.V.	627,527	439,772
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	29,452	412,033
	Arca Continental S.A.B. de C.V.	23,201	123,283
*	Axtel S.A.B. de C.V.	44,948	5,817
#	Banco del Bajio SA	62,994	118,370
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	20,782	147,552
#	Becle S.A.B. de C.V.	32,000	47,506
	Bolsa Mexicana de Valores S.A.B. de C.V.	27,691	46,022
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	2,436	149,424
	Consorcio ARA S.A.B. de C.V.	213,971	44,662
	Credito Real S.A.B. de C.V. SOFOM ER	16,839	19,270
	El Puerto de Liverpool S.A.B. de C.V.	12,274	59,686
	Fomento Economico Mexicano S.A.B. de C.V.	25,300	229,530
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	620	56,234
*	Genomma Lab Internacional S.A.B. de C.V., Class B	122,080	111,609
	Gentera S.A.B. de C.V.	73,417	60,301
#	Gruma S.A.B. de C.V., Class B	24,426	223,755
#*	Grupo Aeromexico S.A.B. de C.V.	23,454	18,358
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	39,234	241,090
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	39,575	397,118
#	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	1,625	247,211
	Grupo Bimbo S.A.B. de C.V.	49,400	94,398
#	Grupo Carso S.A.B. de C.V.	9,800	31,343
	Grupo Comercial Chedraui S.A. de C.V.	55,464	83,238
#	Grupo Elektra S.A.B. de C.V.	1,184	79,425
	Grupo Financiero Banorte S.A.B. de C.V.	50,925	254,761
	Grupo Financiero Inbursa S.A.B. de C.V.	114,165	139,819

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Grupo GICSA SAB de CV	33,334	$8,054
	Grupo Herdez S.A.B. de C.V., Series *	12,430	26,075
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	20,895	6,019
	Grupo Industrial Saltillo S.A.B. de C.V.	9,024	8,947
	Grupo Lala S.A.B. de C.V.	33,293	36,049
#	Grupo Televisa S.A.B.	132,090	250,205
*	Grupo Traxion S.A.B. de C.V.	41,850	30,770
*	Impulsora del Desarrollo y el Empleo en America Latina S.A.B. de C.V.	11,314	14,701
*	Industrias CH S.A.B. de C.V.	7,467	24,528
	Industrias Penoles S.A.B. de C.V.	16,390	150,782
#	Infraestructura Energetica Nova S.A.B. de C.V.	21,164	81,569
#*	La Comer S.A.B. de C.V.	58,293	69,962
#	Megacable Holdings S.A.B. de C.V.	43,601	184,949
	Mexichem S.A.B. de C.V.	172,504	315,235
*	Minera Frisco S.A.B. de C.V., Class A1	17,000	2,351
#*	Organizacion Soriana S.A.B. de C.V., Class B	14,784	15,568
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	15,660	140,961
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	3,652	22,295
	Qualitas Controladora S.A.B. de C.V.	30,698	95,648
#	Regional S.A.B. de C.V.	7,562	36,157
*	Telesites S.A.B. de C.V.	78,886	47,009
	TV Azteca S.A.B. de C.V.	74,500	6,065
	Unifin Financiera S.A.B. de C.V. SOFOM ENR	13,744	28,953
	Wal-Mart de Mexico S.A.B. de C.V.	169,400	499,880
TOTAL MEXICO			6,400,948
PERU — (0.2%)
	Credicorp, Ltd.	1,913	417,015
	Grana y Montero SAA, Sponsored ADR	3,000	8,760
TOTAL PERU			425,775
PHILIPPINES — (1.2%)
	8990 Holdings, Inc.	75,400	23,401
	Aboitiz Equity Ventures, Inc.	50,560	52,424
	Alliance Global Group, Inc.	355,700	108,576
	Ayala Corp.	920	17,269
	BDO Unibank, Inc.	42,980	123,586
	China Banking Corp.	40,900	21,589
	Cosco Capital, Inc.	269,100	36,212
	D&L Industries, Inc.	432,300	87,292
*	DoubleDragon Properties Corp.	58,000	27,562
*	East West Banking Corp.	38,500	9,377
*	Emperador, Inc.	166,100	24,565
	Filinvest Development Corp.	39,100	10,728
	Filinvest Land, Inc.	1,336,000	49,791
	First Philippine Holdings Corp.	15,510	26,373
	Globe Telecom, Inc.	2,100	88,511
	Integrated Micro-Electronics, Inc.	60,500	11,269
	International Container Terminal Services, Inc.	108,800	287,972
	JG Summit Holdings, Inc.	68,870	87,951
	Jollibee Foods Corp.	21,930	111,441
	Lopez Holdings Corp.	119,000	10,599
	LT Group, Inc.	140,700	38,938
	MacroAsia Corp.	51,600	19,644
	Manila Electric Co.	8,100	57,957
	Manila Water Co., Inc.	100,900	46,532
	Max's Group, Inc.	52,200	14,344
	Megawide Construction Corp.	126,100	47,061

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Megaworld Corp.	925,100	$111,091
	Metropolitan Bank & Trust Co.	51,760	76,938
	Nickel Asia Corp.	485,000	24,028
	Petron Corp.	482,100	52,465
*	Philippine National Bank	49,140	47,948
	Philippine Seven Corp.	11,040	32,417
	Pilipinas Shell Petroleum Corp.	45,200	34,085
	PLDT, Inc., Sponsored ADR	7,465	164,603
	PLDT, Inc.	2,965	66,541
	Premium Leisure Corp.	695,000	9,813
	Puregold Price Club, Inc.	99,600	88,725
	Rizal Commercial Banking Corp.	34,700	20,929
	Robinsons Land Corp.	207,900	111,718
	Robinsons Retail Holdings, Inc.	52,070	81,208
	San Miguel Corp.	42,070	146,864
	Shakey's Pizza Asia Ventures, Inc.	41,300	11,218
	SM Investments Corp.	5,230	102,278
	SSI Group, Inc.	217,000	13,640
	Starmalls, Inc.	23,100	2,720
	Travellers International Hotel Group, Inc.	123,000	13,233
	Universal Robina Corp.	29,150	91,345
	Vista Land & Lifescapes, Inc.	459,900	69,037
	Wilcon Depot, Inc.	109,400	33,691
TOTAL PHILIPPINES			2,847,499
POLAND — (1.4%)
*	Alior Bank SA	9,508	114,507
	Amica SA	355	10,770
*	AmRest Holdings SE	6,642	69,075
	Asseco Poland SA	10,804	152,683
*	Bank Ochrony Srodowiska SA	5,571	11,113
	Bank Polska Kasa Opieki SA	3,224	85,646
*	Boryszew SA	7,832	9,021
	Budimex SA	1,081	35,942
	CCC SA	2,356	90,959
	CD Projekt SA	2,538	150,036
	Ciech SA	4,953	50,486
	ComArch SA	222	10,059
	Cyfrowy Polsat SA	20,861	161,342
*	Dino Polska SA	4,556	171,239
	Echo Investment SA	12,998	15,598
	Famur SA	34,682	40,963
*	Getin Noble Bank SA	40,705	4,724
	Globe Trade Centre SA	8,928	21,959
	Grupa Lotos SA	14,312	321,480
	ING Bank Slaski SA	531	26,150
	Inter Cars SA	549	27,947
	Kernel Holding SA	3,672	45,827
*	KGHM Polska Miedz SA	13,929	336,775
	LC Corp. SA	27,380	19,550
	LPP SA	123	248,530
*	mBank SA	634	56,926
	Neuca SA	261	20,810
	PKP Cargo SA	1,796	15,614
	Polski Koncern Naftowy Orlen S.A.	16,758	419,895
	Powszechna Kasa Oszczednosci Bank Polski SA	17,111	180,188
	Powszechny Zaklad Ubezpieczen SA	25,406	273,230
	Santander Bank Polska SA	446	37,535
	Stalprodukt SA	127	6,882

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	VRG SA	10,526	$11,782
	Warsaw Stock Exchange	910	9,115
TOTAL POLAND			3,264,358
RUSSIA — (0.6%)
	Etalon Group P.L.C., GDR	7,226	15,969
	Globaltrans Investment P.L.C., GDR	4,519	39,677
*	Mail.Ru Group, Ltd., GDR	3,085	78,729
	PhosAgro PJSC, GDR	2,605	32,415
	PhosAgro PJSC, GDR	2,509	31,287
	Polyus PJSC, GDR	941	47,654
	Ros Agro P.L.C., GDR	1,594	18,459
	Rostelecom PJSC, Sponsored ADR	6,602	50,835
	Sberbank of Russia PJSC, Sponsored ADR	47,251	701,397
	TMK PJSC, GDR	9,084	32,748
	VTB Bank PJSC, GDR	49,518	66,008
	X5 Retail Group NV, GDR	7,586	253,676
TOTAL RUSSIA			1,368,854
SOUTH AFRICA — (4.9%)
*	Adcorp Holdings, Ltd.	8,686	14,201
	AECI, Ltd.	16,132	105,004
	Alexander Forbes Group Holdings, Ltd.	130,375	51,046
	Allied Electronics Corp., Ltd., Class A	19,192	37,118
	Alviva Holdings, Ltd.	10,377	11,698
	Anglo American Platinum, Ltd.	1,573	93,380
	AngloGold Ashanti, Ltd.	23,308	400,541
	AngloGold Ashanti, Ltd.	2,100	35,826
	Aspen Pharmacare Holdings, Ltd.	8,471	53,169
	Barloworld, Ltd.	23,582	197,686
	Bid Corp., Ltd.	23,311	487,600
	Bidvest Group, Ltd. (The)	35,615	456,074
*	Blue Label Telecoms, Ltd.	99,540	25,403
*	Brait SE	20,397	16,816
	Capitec Bank Holdings, Ltd.	1,478	121,414
	Cashbuild, Ltd.	2,143	39,606
	Clicks Group, Ltd.	26,805	380,696
	Clover Industries, Ltd.	8,398	13,508
	Coronation Fund Managers, Ltd.	24,579	71,761
	DataTec, Ltd.	38,156	89,439
	Dis-Chem Pharmacies, Ltd.	46,479	73,379
	Discovery, Ltd.	18,226	167,229
	Distell Group Holdings, Ltd.	8,834	82,080
*	EOH Holdings, Ltd.	15,887	19,660
	Famous Brands, Ltd.	3,236	20,574
	Foschini Group, Ltd. (The)	16,634	191,334
	Gold Fields, Ltd.	6,214	31,737
	Gold Fields, Ltd., Sponsored ADR	124,834	630,412
*	Grindrod Shipping Holdings, Ltd.	466	2,710
*	Harmony Gold Mining Co., Ltd.	15,458	38,295
*	Harmony Gold Mining Co., Ltd., Sponsored ADR	14,515	35,417
	Hudaco Industries, Ltd.	4,898	39,933
*	Impala Platinum Holdings, Ltd.	34,192	182,409
	Imperial Logistics, Ltd.	20,200	64,036
	Investec, Ltd.	17,690	101,085
	Invicta Holdings, Ltd.	5,036	8,324
	Italtile, Ltd.	33,808	30,909
	KAP Industrial Holdings, Ltd.	110,572	39,813

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Kumba Iron Ore, Ltd.	7,573	$249,232
	Lewis Group, Ltd.	4,057	9,195
	Liberty Holdings, Ltd.	15,715	118,854
	Massmart Holdings, Ltd.	12,426	44,300
	MiX Telematics, Ltd., Sponsored ADR	2,282	34,139
	Momentum Metropolitan Holdings	61,671	72,617
	Motus Holdings Ltd.	14,132	72,813
	Mpact, Ltd.	6,530	10,317
	Mr. Price Group, Ltd.	15,486	190,094
#	MTN Group, Ltd.	93,585	732,891
*	Multichoice Group, Ltd.	45,242	422,880
*	Nampak, Ltd.	82,875	57,495
	Naspers, Ltd., Class N	7,233	1,763,117
	Nedbank Group, Ltd.	10,694	178,695
	NEPI Rockcastle P.L.C.	10,098	91,141
*	Northam Platinum, Ltd.	24,451	107,365
	Omnia Holdings, Ltd.	11,527	27,089
	Peregrine Holdings, Ltd.	11,936	15,330
	Pick n Pay Stores, Ltd.	37,214	173,064
	PSG Group, Ltd.	7,684	122,279
	PSG Konsult, Ltd.	13,836	9,092
	Raubex Group, Ltd.	26,464	35,289
	RCL Foods, Ltd.	12,144	8,812
	Reunert, Ltd.	19,745	89,614
*	Royal Bafokeng Platinum, Ltd.	4,738	11,185
	Sanlam, Ltd.	133,670	691,844
	Santam, Ltd.	3,303	67,996
	Sappi, Ltd.	33,626	121,937
	Shoprite Holdings, Ltd.	18,470	198,430
#*	Sibanye Gold, Ltd.	132,373	163,707
	SPAR Group, Ltd. (The)	29,621	378,619
*	Super Group, Ltd.	25,425	52,409
	Transaction Capital, Ltd.	46,452	74,482
*	Trencor, Ltd.	20,319	34,941
	Truworths International, Ltd.	41,547	179,896
	Vodacom Group, Ltd.	20,464	167,275
	Wilson Bayly Holmes-Ovcon, Ltd.	6,600	53,081
#	Woolworths Holdings, Ltd.	81,774	312,335
TOTAL SOUTH AFRICA			11,605,173
SOUTH KOREA — (16.7%)
*	Able C&C Co., Ltd.	1,620	13,631
	Advanced Process Systems Corp.	1,113	21,949
	Aekyung Petrochemical Co., Ltd.	1,438	9,172
	AfreecaTV Co., Ltd.	1,007	49,065
*	Agabang&Company	3,403	8,230
	Ahnlab, Inc.	316	14,477
*	AJ Rent A Car Co., Ltd.	1,064	9,244
	AK Holdings, Inc.	798	27,577
	Amorepacific Corp.	1,521	178,718
	AMOREPACIFIC Group	1,052	50,759
*	Amotech Co., Ltd.	615	9,706
*	Ananti, Inc.	879	8,508
*	Aprogen pharmaceuticals, Inc.	18,294	13,255
	BGF Co., Ltd.	3,695	19,302
	BGF retail Co., Ltd.	887	153,173
*	BH Co., Ltd.	2,135	32,711
*	Binex Co., Ltd.	2,460	17,523
	Binggrae Co., Ltd.	314	17,272

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	BNK Financial Group, Inc.	15,758	$92,954
	Boditech Med, Inc.	1,337	10,391
	Boryung Pharmaceutical Co., Ltd.	1,859	18,267
	Bukwang Pharmaceutical Co., Ltd.	1,333	17,254
	Caregen Co., Ltd.	272	13,191
	Cell Biotech Co., Ltd.	476	7,098
*	Celltrion Pharm, Inc.	645	19,406
*	Celltrion, Inc.	2,679	382,363
*	Charm Engineering Co., Ltd.	9,873	9,385
	Cheil Worldwide, Inc.	9,928	226,318
	Chong Kun Dang Pharmaceutical Corp.	449	32,947
	Chongkundang Holdings Corp.	229	20,024
	Chosun Refractories Co., Ltd.	164	11,497
	CJ CGV Co., Ltd.	1,407	40,220
	CJ CheilJedang Corp.	1,139	273,651
	CJ Corp.	2,196	172,264
	CJ ENM Co., Ltd.	2,058	286,739
	CJ Freshway Corp.	969	24,345
	CJ Hello Co., Ltd.	6,102	30,741
*	CJ Logistics Corp.	897	103,559
*	CMG Pharmaceutical Co., Ltd.	8,816	19,546
	Com2uSCorp	731	54,204
	Cosmax BTI, Inc.	1,055	15,533
	COSMAX NBT Inc.	1,621	11,074
	Cosmax, Inc.	932	80,045
	COWELL FASHION Co., Ltd.	1,843	10,107
	CS Wind Corp.	510	14,210
	Cuckoo Holdings Co., Ltd.	87	8,743
	Cuckoo Homesys Co., Ltd.	345	12,939
	Dae Han Flour Mills Co., Ltd.	67	10,535
	Dae Hwa Pharmaceutical Co., Ltd.	1,232	13,571
	Dae Won Kang Up Co., Ltd.	4,824	16,113
	Daeduck Electronics Co.	4,109	35,353
	Daelim Industrial Co., Ltd.	5,279	468,998
	Daesang Corp.	1,447	29,074
	Daesang Holdings Co., Ltd.	1,529	8,903
	Daewon Pharmaceutical Co., Ltd.	1,366	16,895
	Daewon San Up Co., Ltd.	2,161	10,947
*	Daewoo Engineering & Construction Co., Ltd.	34,815	120,006
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,886	71,027
	Daewoong Co., Ltd.	1,147	14,963
	Daewoong Pharmaceutical Co., Ltd.	119	15,815
	Daihan Pharmaceutical Co., Ltd.	368	10,357
	Danawa Co., Ltd.	1,099	20,340
	Daou Data Corp.	1,733	12,398
	Daou Technology, Inc.	1,033	17,712
	Dawonsys Co., Ltd.	1,512	17,320
	DB Financial Investment Co., Ltd.	2,722	10,483
	DB Insurance Co., Ltd.	7,173	339,470
	Dentium Co., Ltd.	602	34,579
*	Deutsch Motors, Inc.	2,544	19,048
	DGB Financial Group, Inc.	6,873	43,642
	DI Dong Il Corp.	301	18,246
	Digital Power Communications Co., Ltd.	4,475	17,941
*	DIO Corp.	541	18,535
	Dong-A ST Co., Ltd.	208	16,116
	Dong-Ah Geological Engineering Co., Ltd.	1,347	24,729
	Dongjin Semichem Co., Ltd.	3,944	44,976
	DongKook Pharmaceutical Co., Ltd.	394	22,144

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Dongkuk Steel Mill Co., Ltd.	2,213	$12,384
	Dongsuh Cos., Inc.	2,117	31,839
	Dongwha Enterprise Co., Ltd.	702	10,921
	Dongwha Pharm Co., Ltd.	2,026	15,222
	Dongwon Development Co., Ltd.	1,809	7,361
	Dongwon F&B Co., Ltd.	70	15,732
	Dongwon Industries Co., Ltd.	164	31,694
	Doosan Bobcat, Inc.	5,382	162,596
	Doosan Corp.	635	56,059
*	Doosan Heavy Industries & Construction Co., Ltd.	17,516	89,436
*	Doosan Infracore Co., Ltd.	25,021	130,205
	DoubleUGames Co., Ltd.	722	33,966
	Douzone Bizon Co., Ltd.	2,413	129,673
	DTR Automotive Corp.	464	12,448
*	Duk San Neolux Co., Ltd.	835	11,953
	e Tec E&C, Ltd.	158	10,471
	E1 Corp.	364	16,477
*	Ecopro Co., Ltd.	2,940	53,681
*	Ehwa Technologies Information Co., Ltd.	54,912	11,192
	E-MART, Inc.	2,090	214,242
	EM-Tech Co., Ltd.	1,283	12,694
	Eo Technics Co., Ltd.	371	22,163
	Eugene Corp.	4,389	18,630
#	Eugene Technology Co., Ltd.	1,647	15,346
*	Eusu Holdings Co., Ltd.	1,499	8,497
	F&F Co., Ltd.	898	52,364
	Farmsco	1,528	6,584
	Fila Korea, Ltd.	5,405	305,842
	Fine Semitech Corp.	3,078	18,427
*	Foosung Co., Ltd.	2,219	16,496
*	Gamevil, Inc.	880	26,641
	Geumhwa PSC Co., Ltd.	297	7,918
	GOLFZON Co., Ltd.	260	15,542
	Golfzon Newdin Holdings Co., Ltd.	3,070	11,841
	Grand Korea Leisure Co., Ltd.	2,824	44,129
	Green Cross Corp.	288	25,994
	Green Cross Holdings Corp.	2,029	33,445
	GS Engineering & Construction Corp.	11,161	317,881
	GS Global Corp.	8,402	17,234
	GS Holdings Corp.	8,025	339,992
	GS Home Shopping, Inc.	524	74,013
	GS Retail Co., Ltd.	2,063	64,893
	Gwangju Shinsegae Co., Ltd.	69	10,079
	HAESUNG DS Co., Ltd.	888	9,658
	Haitai Confectionery & Foods Co., Ltd.	2,093	15,150
	Halla Holdings Corp.	747	27,002
	Han Kuk Carbon Co., Ltd.	1,902	11,594
	Hana Financial Group, Inc.	25,506	746,563
	Hana Tour Service, Inc.	520	18,910
*	Hanall Biopharma Co., Ltd.	721	15,976
	Hancom, Inc.	1,326	12,302
	Handok, Inc.	789	15,682
	Handsome Co., Ltd.	812	25,446
*	Hanjin Heavy Industries & Construction Co., Ltd.	1,241	5,161
	Hanjin Kal Corp.	1,428	31,063
	Hanjin Transportation Co., Ltd.	755	19,751
	Hankook Shell Oil Co., Ltd.	111	29,961
	Hanmi Pharm Co., Ltd.	400	97,408
	Hanmi Science Co., Ltd.	469	18,521

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanmi Semiconductor Co., Ltd.	2,096	$11,510
	Hanon Systems	6,897	67,830
	Hansae Co., Ltd.	586	9,308
	Hansae Yes24 Holdings Co., Ltd.	1,422	9,097
	Hanshin Construction	710	9,383
	Hansol Chemical Co., Ltd.	1,139	77,889
*	Hansol Holdings Co., Ltd.	2,699	9,688
	Hansol Paper Co., Ltd.	2,058	24,499
*	Hansol Technics Co., Ltd.	2,682	15,753
	Hanssem Co., Ltd.	583	29,768
	Hanwha Chemical Corp.	16,588	259,576
	Hanwha General Insurance Co., Ltd.	10,427	30,661
*	Hanwha Investment & Securities Co., Ltd.	11,659	21,069
	Hanwha Life Insurance Co., Ltd.	46,259	102,241
	Hanyang Eng Co., Ltd.	1,714	16,486
	HDC Holdings Co., Ltd.	4,181	43,854
	HDC Hyundai Engineering Plastics Co., Ltd.	4,340	19,881
*	Heungkuk Fire & Marine Insurance Co., Ltd.	3,501	11,541
*	Hisem Co., Ltd.	1,984	8,715
	Hite Jinro Co., Ltd.	2,075	37,180
*	HLB Life Science Co., Ltd.	3,886	21,868
*	Homecast Co., Ltd.	1,271	5,241
	Hotel Shilla Co., Ltd.	5,378	354,417
	HS Industries Co., Ltd.	2,849	20,364
	Huchems Fine Chemical Corp.	3,133	60,020
*	Hugel, Inc.	108	34,020
*	Humax Co., Ltd.	3,727	16,353
	Humedix Co., Ltd.	967	17,312
*	Huneed Technologies	2,154	12,716
	Huons Co., Ltd.	320	13,226
	Huons Global Co., Ltd.	470	12,582
	Huvis Corp.	1,853	10,702
	HwaSung Industrial Co., Ltd.	952	10,437
	Hy-Lok Corp.	911	13,972
*	Hyosung Advanced Materials Corp.	106	10,421
	Hyosung Chemical Corp.	75	10,332
	Hyosung Corp.	855	58,784
	Hyosung TNC Co., Ltd.	102	12,392
	Hyundai Construction Equipment Co., Ltd.	2,203	57,565
	Hyundai Department Store Co., Ltd.	799	49,840
*	Hyundai Electric & Energy System Co., Ltd.	865	9,981
	Hyundai Elevator Co., Ltd.	1,595	107,095
	Hyundai Engineering & Construction Co., Ltd.	3,879	139,926
	Hyundai Greenfood Co., Ltd.	5,550	57,982
	Hyundai Heavy Industries Holdings Co., Ltd.	555	152,161
	Hyundai Home Shopping Network Corp.	921	72,559
	Hyundai Hy Communications & Networks Co., Ltd.	6,746	20,367
	Hyundai Livart Furniture Co., Ltd.	957	12,509
	Hyundai Marine & Fire Insurance Co., Ltd.	10,294	242,739
*	Hyundai Merchant Marine Co., Ltd.	5,519	15,353
	Hyundai Mipo Dockyard Co., Ltd.	2,258	81,161
	Hyundai Mobis Co., Ltd.	2,953	597,545
	Hyundai Motor Co.	5,588	594,437
	Hyundai Motor Securities Co., Ltd.	1,740	15,007
*	Hyundai Rotem Co., Ltd.	2,914	40,534
	Hyundai Steel Co.	2,397	78,119
	Hyundai Wia Corp.	1,982	72,116
	HyVision System, Inc.	2,448	17,019
	ICD Co., Ltd.	2,404	23,228

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	IDIS Holdings Co., Ltd.	952	$9,237
	IHQ, Inc.	11,736	17,826
	Iljin Holdings Co., Ltd.	3,921	9,423
	Ilshin Spinning Co., Ltd.	139	10,510
*	Ilyang Pharmaceutical Co., Ltd.	595	11,740
	iMarketKorea, Inc.	1,656	16,386
	InBody Co., Ltd.	1,637	33,809
	Industrial Bank of Korea	12,152	134,602
	Innocean Worldwide, Inc.	596	33,573
*	Inscobee, Inc.	5,576	11,440
*	Insun ENT Co., Ltd.	2,103	12,616
*	Interflex Co., Ltd.	2,338	19,170
	Interpark Holdings Corp.	10,368	19,131
	INTOPS Co., Ltd.	2,082	26,083
	IS Dongseo Co., Ltd.	1,517	42,563
	i-SENS, Inc.	790	16,493
	It's Hanbul Co., Ltd.	364	5,873
	Jahwa Electronics Co., Ltd.	1,170	9,574
*	Jayjun Cosmetic Co., Ltd.	1,144	4,748
	JB Financial Group Co., Ltd.	6,665	30,965
*	Jcontentree Corp.	4,744	18,525
	Jejuair Co., Ltd.	696	15,837
	Jusung Engineering Co., Ltd.	2,213	11,582
	JW Holdings Corp.	3,258	16,364
	JW Life Science Corp.	508	9,602
	JW Pharmaceutical Corp.	556	13,203
	JYP Entertainment Corp.	1,985	33,884
	Kakao Corp.	1,453	154,783
	Kangwon Land, Inc.	2,771	71,890
	KB Financial Group, Inc.	18,084	660,822
	KB Financial Group, Inc., ADR	434	15,698
	KC Co., Ltd.	744	8,010
	KCC Corp.	333	68,272
*	KEC Corp.	10,697	9,606
	KEPCO Engineering & Construction Co., Inc.	1,226	19,436
	KEPCO Plant Service & Engineering Co., Ltd.	4,180	112,274
	Kginicis Co., Ltd.	2,572	26,754
	KGMobilians Co., Ltd.	2,100	10,415
	Kia Motors Corp.	9,844	362,603
	KISCO Corp.	2,079	9,255
	KISWIRE, Ltd.	1,015	20,391
*	Kiwi Media Group Co., Ltd.	59,412	8,489
	KIWOOM Securities Co., Ltd.	1,418	86,749
*	KMW Co., Ltd.	419	19,226
	Koentec Co., Ltd.	2,032	20,148
	Koh Young Technology, Inc.	895	62,501
	Kolmar BNH Co., Ltd.	1,270	29,839
	Kolmar Korea Co., Ltd.	1,088	50,460
	Kolmar Korea Holdings Co., Ltd.	495	9,831
	Kolon Corp.	491	6,764
	Kolon Industries, Inc.	3,394	113,655
*	Kolon Life Science, Inc.	555	9,821
	KoMiCo, Ltd.	556	12,276
*	Komipharm International Co., Ltd.	599	9,684
	Korea Autoglass Corp.	749	11,581
	Korea Electric Terminal Co., Ltd.	519	29,141
	Korea Gas Corp.	4,557	164,041
*	Korea Information & Communications Co., Ltd.	1,156	8,629
	Korea Investment Holdings Co., Ltd.	3,940	245,805

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Petrochemical Ind Co., Ltd.	543	$54,824
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	2,149	195,105
	Korea United Pharm, Inc.	1,070	18,283
	Korea Zinc Co., Ltd.	304	113,263
	Korean Reinsurance Co.	14,571	98,227
	Kortek Corp.	1,790	19,406
	KSS LINE, Ltd.	1,746	9,746
	KT Skylife Co., Ltd.	1,859	15,688
*	KTB Investment & Securities Co., Ltd.	4,113	9,068
	Kukdo Chemical Co., Ltd.	329	13,471
	Kumho Industrial Co., Ltd.	1,383	15,227
	Kumho Petrochemical Co., Ltd.	2,706	185,566
*	Kumho Tire Co., Inc.	5,064	17,109
	Kwang Dong Pharmaceutical Co., Ltd.	2,670	15,249
	Kyeryong Construction Industrial Co., Ltd.	1,100	23,626
	Kyobo Securities Co., Ltd.	2,422	19,918
	Kyung Dong Navien Co., Ltd.	346	10,860
	Kyungdong Pharm Co., Ltd.	1,406	9,986
	L&F Co., Ltd.	1,034	24,668
*	LB Semicon, Inc.	6,010	50,002
	LEENO Industrial, Inc.	633	29,517
	LF Corp.	2,597	53,507
	LG Chem, Ltd.	1,866	527,756
	LG Corp.	2,497	148,954
	LG Electronics, Inc.	9,357	512,381
	LG Hausys, Ltd.	615	31,007
	LG Household & Health Care, Ltd.	607	642,707
	LG Innotek Co., Ltd.	2,020	190,745
	LG Uplus Corp.	8,756	95,886
*	LIS Co., Ltd.	1,006	10,770
	Lock & Lock Co., Ltd.	1,032	13,455
	Lotte Chemical Corp.	1,481	289,433
	Lotte Chilsung Beverage Co., Ltd.	350	42,784
	Lotte Confectionery Co., Ltd.	86	10,725
	Lotte Corp.	3,944	112,823
	LOTTE Fine Chemical Co., Ltd.	2,496	102,038
	Lotte Food Co., Ltd.	29	11,965
	LOTTE Himart Co., Ltd.	1,375	42,557
*	Lotte Non-Life Insurance Co., Ltd.	13,922	24,007
	Lotte Shopping Co., Ltd.	1,119	127,972
	LS Corp.	1,671	62,046
	LS Industrial Systems Co., Ltd.	1,763	68,330
*	Lumens Co., Ltd.	6,480	9,913
*	LVMC Holdings	8,113	19,663
	Macquarie Korea Infrastructure Fund	15,740	154,984
*	Macrogen, Inc.	591	12,614
	Maeil Holdings Co., Ltd.	1,193	11,913
	Mando Corp.	2,931	83,367
	Mcnex Co., Ltd.	879	15,421
*	ME2ON Co., Ltd.	3,372	15,784
*	Medipost Co., Ltd.	363	8,784
	Medy-Tox, Inc.	585	205,141
	Meerecompany, Inc.	197	6,494
	MegaStudyEdu Co., Ltd.	892	23,385
	Meritz Financial Group, Inc.	3,360	39,445
	Meritz Fire & Marine Insurance Co., Ltd.	9,141	153,607
	Meritz Securities Co., Ltd.	29,949	127,317
	MiCo, Ltd.	3,044	12,995
	Minwise Co., Ltd.	940	14,436

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Mirae Asset Daewoo Co., Ltd.	32,940	$207,964
	Mirae Asset Life Insurance Co., Ltd.	12,176	40,892
	MK Electron Co., Ltd.	1,168	7,965
	Modetour Network, Inc.	916	12,026
	Moorim P&P Co., Ltd.	4,923	17,913
	Motonic Corp.	2,192	17,603
	Muhak Co., Ltd.	2,049	18,137
	Namhae Chemical Corp.	2,155	16,423
	Namyang Dairy Products Co., Ltd.	50	22,638
	Nasmedia Co., Ltd.	273	7,050
	NAVER Corp.	5,822	675,451
	NCSoft Corp.	965	392,124
	NeoPharm Co., Ltd.	561	20,491
*	Neowiz	1,979	21,271
	NEPES Corp.	2,188	55,398
*	Netmarble Corp.	746	56,878
	Nexen Tire Corp.	1,950	14,137
	NH Investment & Securities Co., Ltd.	15,997	175,374
*	NHN Corp.	1,418	74,418
	NHN KCP Corp.	1,850	29,000
	Nice Information & Telecommunication, Inc.	921	24,202
	NICE Information Service Co., Ltd.	3,610	47,371
	NICE Total Cash Management Co., Ltd.	2,549	17,533
	Nong Shim Holdings Co., Ltd.	274	18,359
	NongShim Co., Ltd.	164	32,493
	NS Shopping Co., Ltd.	2,380	20,763
	OCI Co., Ltd.	1,764	111,376
	OptoElectronics Solutions Co., Ltd.	405	22,517
	OPTRON-TEC, Inc.	2,610	12,945
	Orange Life Insurance, Ltd.	4,382	104,679
	Orion Holdings Corp.	2,208	29,038
*	Oscotec, Inc.	1,020	16,023
*	Osstem Implant Co., Ltd.	1,234	71,463
	Ottogi Corp.	34	18,514
	Partron Co., Ltd.	2,852	34,472
*	Pearl Abyss Corp.	855	123,473
*	Pharmicell Co., Ltd.	2,810	19,512
#	POSCO Chemtech Co., Ltd.	1,263	51,477
	Posco ICT Co., Ltd.	6,222	26,388
*	Power Logics Co., Ltd.	2,542	21,643
	PSK Holdings, Inc.	244	1,616
*	PSK, Inc.	647	9,215
	Pulmuone Co., Ltd.	1,890	17,195
*	Redrover Co., Ltd.	12,390	6,388
	RFHIC Corp.	971	24,035
	S&T Dynamics Co., Ltd.	758	4,235
	S&T Motiv Co., Ltd.	1,037	43,700
	S-1 Corp.	1,788	157,898
	Sajo Industries Co., Ltd.	228	8,653
	Sam Chun Dang Pharm Co., Ltd.	604	16,949
	Sam Young Electronics Co., Ltd.	1,482	12,945
	Sam Yung Trading Co., Ltd.	891	12,396
	Samho International Co., Ltd.	1,190	20,781
	Samick Musical Instruments Co., Ltd.	11,471	16,114
	Samjin Pharmaceutical Co., Ltd.	685	15,625
	Samkwang Glass Co., Ltd.	393	12,334
	Sammok S-Form Co., Ltd.	1,045	8,973
*	Samsung Biologics Co., Ltd.	253	59,475
	Samsung C&T Corp.	2,784	214,593

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Card Co., Ltd.	2,661	$81,537
	Samsung Electro-Mechanics Co., Ltd.	3,747	287,254
	Samsung Electronics Co., Ltd., GDR	2,910	2,788,757
	Samsung Electronics Co., Ltd.	108,899	4,124,518
	Samsung Electronics Co., Ltd., GDR	1,299	1,254,834
*	Samsung Engineering Co., Ltd.	20,624	284,532
	Samsung Fire & Marine Insurance Co., Ltd.	4,218	936,370
*	Samsung Heavy Industries Co., Ltd.	27,952	165,582
	Samsung Life Insurance Co., Ltd.	4,791	307,559
*	Samsung Pharmaceutical Co., Ltd.	7,394	13,079
	Samsung SDI Co., Ltd.	1,235	257,192
	Samsung SDS Co., Ltd.	2,630	460,015
	Samsung Securities Co., Ltd.	8,002	245,829
	Samwha Capacitor Co., Ltd.	256	9,377
	Samyang Foods Co., Ltd.	257	13,692
*	Sangsangin Co., Ltd.	2,754	43,709
	SaraminHR Co., Ltd.	577	11,219
*	SBS Media Holdings Co., Ltd.	6,667	12,301
*	SBW	11,416	10,868
	Seah Besteel Corp.	2,272	30,959
	SeAH Steel Corp.	130	7,055
	SeAH Steel Holdings Corp.	145	6,342
	Sebang Co., Ltd.	981	9,915
	Sebang Global Battery Co., Ltd.	362	12,365
*	Seegene, Inc.	702	13,119
*	Sejong Telecom, Inc.	33,195	12,045
*	Sekonix Co., Ltd.	2,406	12,753
	Seohan Co., Ltd.	13,295	15,169
	Seohee Construction Co., Ltd.	17,890	17,884
	Seoul Semiconductor Co., Ltd.	2,406	32,471
	SFA Engineering Corp.	1,773	56,085
#*	SFA Semicon Co., Ltd.	18,338	39,149
	Shinhan Financial Group Co., Ltd.	16,865	617,741
	Shinsegae Food Co., Ltd.	268	16,812
	Shinsegae International, Inc.	204	29,032
	Shinsegae, Inc.	670	142,508
*	Shinsung E&G Co., Ltd.	13,700	12,143
*	Shinwon Corp.	11,931	20,246
	Shinyoung Securities Co., Ltd.	258	12,794
	SHOWBOX Corp.	4,087	13,154
	Silicon Works Co., Ltd.	347	11,083
	Silla Co., Ltd.	817	8,582
	SIMMTECH Co., Ltd.	2,363	10,620
	Sindoh Co., Ltd.	811	29,526
	SK Bioland Co., Ltd.	797	8,978
	SK Chemicals Co., Ltd.	928	34,770
	SK D&D Co., Ltd.	555	11,882
	SK Discovery Co., Ltd.	1,849	37,736
	SK Gas, Ltd.	569	37,192
	SK Hynix, Inc.	17,824	1,140,988
	SK Innovation Co., Ltd.	3,463	497,595
	SK Materials Co., Ltd.	296	44,371
	SK Securities Co., Ltd.	25,631	13,947
	SK Telecom Co., Ltd., Sponsored ADR	3,290	75,374
	SKC Co., Ltd.	2,118	75,203
#*	SKC Solmics Co., Ltd.	6,466	21,577
	SKCKOLONPI, Inc.	1,366	32,998
	SL Corp.	1,693	31,494
*	SM Entertainment Co.	1,094	32,480

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	S-Oil Corp.	2,217	$175,147
*	Solid, Inc.	7,191	32,976
	Songwon Industrial Co., Ltd.	2,079	32,885
	Soulbrain Co., Ltd.	1,336	73,081
	SPC Samlip Co., Ltd.	184	14,621
	Spigen Korea Co., Ltd.	385	18,853
*	Ssangyong Motor Co.	4,748	13,302
	Sung Kwang Bend Co., Ltd.	1,873	14,482
	Sungwoo Hitech Co., Ltd.	4,058	12,956
*	Synopex, Inc.	5,962	12,481
	Taekwang Industrial Co., Ltd.	49	51,364
*	Taewoong Co., Ltd.	1,299	10,037
	Taeyoung Engineering & Construction Co., Ltd.	4,706	52,411
	TechWing, Inc.	1,557	13,804
	TES Co., Ltd.	818	11,079
	Tesna Co., Ltd.	301	10,657
*	Theragen Etex Co., Ltd.	1,688	10,699
	TK Corp.	1,739	13,613
	Tokai Carbon Korea Co., Ltd.	300	14,163
	Tongyang Life Insurance Co., Ltd.	7,227	23,596
	Tongyang, Inc.	10,249	13,969
	Toptec Co., Ltd.	2,645	21,557
	Tovis Co., Ltd.	1,760	10,299
	TS Corp.	733	12,196
	Ubiquoss, Inc.	605	17,271
	Unid Co., Ltd.	743	29,722
	Union Semiconductor Equipment & Materials Co., Ltd.	7,940	26,957
	Uniquest Corp.	2,210	11,259
	UniTest, Inc.	1,273	12,099
	Value Added Technology Co., Ltd.	1,700	35,727
	Viatron Technologies, Inc.	2,400	20,027
	Vieworks Co., Ltd.	627	14,389
*	Webzen, Inc.	1,970	25,292
	Wemade Co., Ltd.	992	22,228
	Whanin Pharmaceutical Co., Ltd.	1,000	13,803
	WiSoL Co., Ltd.	3,340	48,024
*	Wonik Holdings Co., Ltd.	3,176	9,895
	WONIK IPS Co., Ltd.	2,782	57,707
	Wonik Materials Co., Ltd.	1,057	20,703
*	Wonik QnC Corp.	2,491	22,583
*	Woongjin Co., Ltd.	5,880	7,151
	Woongjin Coway Co., Ltd.	4,764	336,506
#	Woori Financial Group, Inc., Sponsored ADR	4,929	163,939
	Woori Financial Group, Inc.	2,968	32,788
*	Woori Investment Bank Co., Ltd.	33,322	19,980
	Woory Industrial Co., Ltd.	676	11,941
	Y G-1 Co., Ltd.	886	6,308
	YG Entertainment, Inc.	517	10,864
	YMC Co., Ltd.	3,691	14,096
	Youlchon Chemical Co., Ltd.	1,226	16,256
	Young Poong Corp.	20	11,466
	Youngone Corp.	2,581	73,170
	Youngone Holdings Co., Ltd.	499	22,163
*	Yuanta Securities Korea Co., Ltd.	12,741	29,485
	Yuhan Corp.	530	96,531
TOTAL SOUTH KOREA			39,691,160
TAIWAN — (17.0%)
	Aaeon Technology, Inc.	5,000	13,365

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ability Enterprise Co., Ltd.	47,000	$25,962
	Ability Opto-Electronics Technology Co., Ltd.	10,000	16,810
	AcBel Polytech, Inc.	31,000	22,476
	Accton Technology Corp.	42,000	178,789
	Acer, Inc.	418,000	252,461
	Acter Group Corp., Ltd.	3,450	18,126
	Actron Technology Corp.	7,000	21,871
	A-DATA Technology Co., Ltd.	27,000	45,538
	Advanced Ceramic X Corp.	5,000	38,166
	Advanced International Multitech Co., Ltd.	14,000	18,474
	Advanced Wireless Semiconductor Co.	11,000	24,791
	Advancetek Enterprise Co., Ltd.	8,000	4,234
	Advantech Co., Ltd.	19,000	159,811
	Aerospace Industrial Development Corp.	36,000	36,886
*	AGV Products Corp.	52,000	12,349
	Airtac International Group	14,000	142,955
	Alchip Technologies, Ltd.	5,000	16,039
*	ALI Corp.	56,000	20,189
	All Ring Tech Co., Ltd.	14,000	16,649
	Allis Electric Co., Ltd.	44,000	25,589
	Alltop Technology Co., Ltd.	6,000	11,032
	Alpha Networks, Inc.	55,000	40,185
	Altek Corp.	46,000	36,830
	Amazing Microelectronic Corp.	10,595	30,146
	Ampire Co., Ltd.	16,000	13,446
	AMPOC Far-East Co., Ltd.	22,000	20,340
*	AmTRAN Technology Co., Ltd.	90,000	32,610
	Anpec Electronics Corp.	5,000	10,072
	Apacer Technology, Inc.	11,000	11,578
	APCB, Inc.	16,000	13,704
	Apex Biotechnology Corp.	12,000	11,504
*	Apex International Co., Ltd.	23,000	37,815
	Arcadyan Technology Corp.	13,000	44,639
	Argosy Research, Inc.	13,000	24,402
#	ASE Technology Holding Co., Ltd., ADR	9,375	41,065
	Asia Cement Corp.	31,000	41,462
	Asia Optical Co., Inc.	19,000	50,301
*	Asia Pacific Telecom Co., Ltd.	196,000	44,491
	Asia Polymer Corp.	35,310	17,012
	Asia Vital Components Co., Ltd.	38,000	48,985
	ASMedia Technology, Inc.	2,000	33,886
	ASPEED Technology, Inc.	1,000	21,878
	Asustek Computer, Inc.	54,000	382,590
	Aten International Co., Ltd.	7,000	19,104
	Aurora Corp.	4,000	12,362
	Avalue Technology, Inc.	10,000	19,565
	AVY Precision Technology, Inc.	12,000	14,465
	Axiomtek Co., Ltd.	6,000	10,405
	Bank of Kaohsiung Co., Ltd.	41,480	13,006
	Basso Industry Corp.	10,000	18,363
	BenQ Materials Corp.	16,000	12,297
	BES Engineering Corp.	189,000	46,511
	Bioteque Corp.	10,000	41,733
	Bizlink Holding, Inc.	13,000	98,525
	Brighton-Best International Taiwan, Inc.	19,000	21,247
	C Sun Manufacturing, Ltd.	25,000	23,303
*	Cameo Communications, Inc.	38,000	10,478
	Capital Futures Corp.	15,000	21,047
	Capital Securities Corp.	111,060	33,793

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Career Technology MFG. Co., Ltd.	36,480	$37,690
	Casetek Holdings, Ltd.	18,000	29,496
	Caswell, Inc.	8,000	19,638
	Catcher Technology Co., Ltd.	124,000	908,690
	Cathay Financial Holding Co., Ltd.	339,000	442,614
	Cathay Real Estate Development Co., Ltd.	120,000	83,973
	Center Laboratories, Inc.	11,531	29,437
	Chailease Holding Co., Ltd.	57,185	239,893
	Chang Hwa Commercial Bank, Ltd.	115,440	80,678
	Chang Wah Electromaterials, Inc.	4,000	20,309
	Chang Wah Technology Co., Ltd.	2,000	17,698
	Channel Well Technology Co., Ltd.	26,000	21,137
	Chaun-Choung Technology Corp.	3,000	23,542
	CHC Healthcare Group	11,000	17,246
	Chen Full International Co., Ltd.	13,000	17,601
	Chenbro Micom Co., Ltd.	10,000	20,454
	Cheng Loong Corp.	110,000	66,205
*	Cheng Mei Materials Technology Corp.	62,000	21,175
	Cheng Uei Precision Industry Co., Ltd.	46,000	49,863
	Chia Chang Co., Ltd.	13,000	16,400
	Chicony Electronics Co., Ltd.	78,185	198,809
	Chicony Power Technology Co., Ltd.	24,055	43,289
	Chieftek Precision Co., Ltd.	8,000	24,538
	Chilisin Electronics Corp.	20,979	56,126
	China Bills Finance Corp.	93,000	44,057
	China Chemical & Pharmaceutical Co., Ltd.	17,000	10,084
	China Development Financial Holding Corp.	547,000	162,429
	China General Plastics Corp.	52,655	35,965
	China Life Insurance Co., Ltd.	364,851	300,673
	China Man-Made Fiber Corp.	179,550	53,974
	China Metal Products	14,000	14,593
	China Motor Corp.	83,000	68,075
	China Steel Chemical Corp.	19,000	77,321
	China Steel Corp.	289,000	222,338
	Chin-Poon Industrial Co., Ltd.	53,000	57,071
	Chipbond Technology Corp.	65,000	130,320
	ChipMOS Technologies, Inc., ADR	2,254	41,021
	Chlitina Holding, Ltd.	9,000	70,610
	Chong Hong Construction Co., Ltd.	27,000	77,505
	Chroma ATE, Inc.	47,000	218,914
	Chung Hsin Electric & Machinery Manufacturing Corp.	32,000	21,607
	Chung Hung Steel Corp.	57,000	19,187
	Chung Hwa Pulp Corp.	38,000	12,421
	Chunghwa Telecom Co., Ltd., Sponsored ADR	5,027	172,175
	Clevo Co.	66,000	67,307
*	CMC Magnetics Corp.	174,000	38,029
	Compal Electronics, Inc.	611,000	373,301
	Compeq Manufacturing Co., Ltd.	124,000	106,329
	Concord Securities Co., Ltd.	46,350	10,944
	Concraft Holding Co., Ltd.	3,454	16,293
	Continental Holdings Corp.	41,000	22,863
	Contrel Technology Co., Ltd.	38,000	21,485
	Coretronic Corp.	84,000	107,866
	Co-Tech Development Corp.	25,000	26,602
	Coxon Precise Industrial Co., Ltd.	18,000	10,839
	Creative Sensor, Inc.	15,000	10,503
*	CSBC Corp. Taiwan	22,750	19,047
	CTBC Financial Holding Co., Ltd.	609,000	395,865
	CTCI Corp.	54,000	78,831

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Cub Elecparts, Inc.	5,517	$49,849
	Cyberlink Corp.	7,000	19,228
	CyberPower Systems, Inc.	2,000	5,879
	CyberTAN Technology, Inc.	35,000	17,874
	Cypress Technology Co., Ltd.	7,000	17,736
	DA CIN Construction Co., Ltd.	35,000	22,054
	Dadi Early-Childhood Education Group, Ltd.	2,000	18,858
	Dafeng TV, Ltd.	10,000	11,422
	Da-Li Development Co., Ltd.	12,000	11,509
	Darfon Electronics Corp.	21,000	27,792
	Darwin Precisions Corp.	41,000	23,619
	De Licacy Industrial Co., Ltd.	18,000	13,468
	Delta Electronics, Inc.	55,000	265,493
	Depo Auto Parts Ind Co., Ltd.	13,000	30,022
*	D-Link Corp.	57,000	24,019
*	Dynamic Electronics Co., Ltd.	32,000	10,224
	Dynapack International Technology Corp.	11,000	16,874
*	E & R Engineering Corp.	11,000	10,542
	E Ink Holdings, Inc.	74,000	81,082
	E.Sun Financial Holding Co., Ltd.	339,214	282,539
	Eastern Media International Corp.	51,000	16,737
	Eclat Textile Co., Ltd.	18,000	235,554
	Edom Technology Co., Ltd.	25,000	10,977
	eGalax_eMPIA Technology, Inc.	11,000	16,726
	Egis Technology, Inc.	7,000	49,503
	Elan Microelectronics Corp.	37,100	94,562
	E-LIFE MALL Corp.	6,000	12,433
	Elite Advanced Laser Corp.	15,600	27,944
	Elite Material Co., Ltd.	26,000	98,929
	Elite Semiconductor Memory Technology, Inc.	15,000	15,768
	Elitegroup Computer Systems Co., Ltd.	37,000	12,870
	eMemory Technology, Inc.	5,000	60,110
	Ennoconn Corp.	4,124	28,778
	EnTie Commercial Bank Co., Ltd.	50,000	26,128
	Epistar Corp.	78,000	61,493
	Eternal Materials Co., Ltd.	143,920	120,938
*	Etron Technology, Inc.	50,000	17,895
	Eurocharm Holdings Co., Ltd.	5,000	21,407
*	Everest Textile Co., Ltd.	29,000	10,594
	Evergreen International Storage & Transport Corp.	32,000	14,678
	Everlight Chemical Industrial Corp.	73,000	40,236
	Everlight Electronics Co., Ltd.	37,000	35,562
	Excellence Opto, Inc.	34,000	23,571
	Excelsior Medical Co., Ltd.	15,000	24,155
	Far Eastern Department Stores, Ltd.	95,000	71,903
	Far Eastern International Bank	141,002	56,516
	Far Eastern New Century Corp.	201,000	190,163
	Far EasTone Telecommunications Co., Ltd.	53,000	121,656
	Faraday Technology Corp.	17,000	33,934
	Farglory Land Development Co., Ltd.	41,000	50,135
*	Federal Corp.	34,000	13,196
	Feedback Technology Corp.	5,000	11,765
	Feng Hsin Steel Co., Ltd.	17,000	31,173
	First Financial Holding Co., Ltd.	229,960	172,662
	First Hi-Tec Enterprise Co., Ltd.	13,000	18,303
	First Insurance Co., Ltd. (The)	26,000	12,555
*	First Steamship Co., Ltd.	49,000	19,673
	FLEXium Interconnect, Inc.	33,000	100,433
	Flytech Technology Co., Ltd.	14,000	34,165

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	FocalTech Systems Co., Ltd.	34,000	$25,221
	Formosa Advanced Technologies Co., Ltd.	10,000	10,647
	Formosa Chemicals & Fibre Corp.	49,000	149,051
	Formosa Laboratories, Inc.	9,000	11,002
	Formosa Plastics Corp.	46,000	147,973
	Formosa Sumco Technology Corp.	6,000	21,290
	Foxconn Technology Co., Ltd.	88,000	180,805
	Foxsemicon Integrated Technology, Inc.	14,150	53,342
	FSP Technology, Inc.	20,000	12,387
	Fubon Financial Holding Co., Ltd.	346,000	478,331
	Fulgent Sun International Holding Co., Ltd.	10,307	29,764
	Fullerton Technology Co., Ltd.	17,000	10,827
	Fulltech Fiber Glass Corp.	55,000	26,692
	G Shank Enterprise Co., Ltd.	16,000	12,625
	Gallant Precision Machining Co., Ltd.	30,000	18,778
	Gamania Digital Entertainment Co., Ltd.	6,000	12,996
	GCS Holdings, Inc.	4,000	7,697
	GEM Services, Inc.	12,100	24,646
*	Gemtek Technology Corp.	48,000	41,375
	General Interface Solution Holding, Ltd.	27,000	99,246
	Generalplus Technology, Inc.	12,000	13,119
	Genesys Logic, Inc.	14,000	14,389
	Genius Electronic Optical Co., Ltd.	8,000	107,388
	Getac Technology Corp.	33,000	47,963
	Giant Manufacturing Co., Ltd.	29,000	221,357
	Giantplus Technology Co., Ltd.	35,000	13,480
	Gigabyte Technology Co., Ltd.	68,000	101,620
*	Gigastorage Corp.	31,000	9,148
	Ginko International Co., Ltd.	3,000	19,415
	Global Brands Manufacture, Ltd.	54,000	29,347
	Global Mixed Mode Technology, Inc.	6,000	19,172
	Global PMX Co., Ltd.	4,000	15,055
	Global Unichip Corp.	5,000	40,628
	Globalwafers Co., Ltd.	15,000	159,155
	Globe Union Industrial Corp.	27,000	14,020
	Gloria Material Technology Corp.	34,000	21,100
*	Gold Circuit Electronics, Ltd.	35,000	14,964
	Goldsun Building Materials Co., Ltd.	137,000	36,557
	Good Will Instrument Co., Ltd.	13,000	11,121
	Gourmet Master Co., Ltd.	6,208	36,758
	Grand Ocean Retail Group, Ltd.	13,000	14,117
*	Grand Pacific Petrochemical	102,000	66,594
	Grand Plastic Technology Corp.	3,000	12,988
	GrandTech CG Systems, Inc.	11,550	15,422
	Grape King Bio, Ltd.	10,000	61,951
	Great China Metal Industry	17,000	13,300
	Great Wall Enterprise Co., Ltd.	87,150	113,968
	Greatek Electronics, Inc.	26,000	37,041
	Green Seal Holding, Ltd.	9,000	11,305
	GTM Holdings Corp.	21,000	15,427
	Hannstar Board Corp.	36,718	43,848
*	HannsTouch Solution, Inc.	83,000	38,759
	Harvatek Corp.	22,000	10,607
	Hey Song Corp.	12,000	12,222
	Highwealth Construction Corp.	104,000	162,602
	HIM International Music, Inc.	5,000	21,071
	Hiroca Holdings, Ltd.	7,000	15,282
	Hitron Technology, Inc.	27,080	17,694
	Hiwin Technologies Corp.	29,514	261,746

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ho Tung Chemical Corp.	104,000	$23,392
	Holtek Semiconductor, Inc.	9,000	20,108
	Holy Stone Enterprise Co., Ltd.	24,000	71,806
	Hon Hai Precision Industry Co., Ltd.	424,600	1,064,375
	Hon Hai Precision Industry Co., Ltd., GDR	4,692	23,927
	Hon Hai Precision Industry Co., Ltd., GDR	7,216	36,657
	Hong Pu Real Estate Development Co., Ltd.	33,000	21,813
	Hong YI Fiber Industry Co.	17,000	10,420
	Hota Industrial Manufacturing Co., Ltd.	16,000	55,893
	Hotai Motor Co., Ltd.	16,000	230,279
	Hotron Precision Electronic Industrial Co., Ltd.	13,650	21,107
	Hsin Kuang Steel Co., Ltd.	11,000	10,830
	Hsin Yung Chien Co., Ltd.	4,000	11,448
	Hu Lane Associate, Inc.	5,000	12,455
	HUA ENG Wire & Cable Co., Ltd.	23,000	7,289
	Hua Nan Financial Holdings Co., Ltd.	241,200	169,740
	Huaku Development Co., Ltd.	37,000	96,921
	Huang Hsiang Construction Corp.	26,000	26,353
	Hung Sheng Construction, Ltd.	97,800	63,076
	Ibase Technology, Inc.	17,000	25,179
	IBF Financial Holdings Co., Ltd.	264,488	94,211
*	Ichia Technologies, Inc.	23,000	11,913
	IEI Integration Corp.	23,700	25,063
	Infortrend Technology, Inc.	25,000	10,373
	Innodisk Corp.	5,147	20,811
	Intai Technology Corp.	5,000	22,588
	Integrated Service Technology, Inc.	13,000	19,784
	International CSRC Investment Holdings Co.	94,885	115,522
	International Games System Co., Ltd.	9,000	88,987
	Inventec Corp.	386,000	287,069
	Iron Force Industrial Co., Ltd.	8,000	27,851
	I-Sheng Electric Wire & Cable Co., Ltd.	11,000	14,604
	ITE Technology, Inc.	14,000	14,894
	ITEQ Corp.	23,000	100,193
	Jarllytec Co., Ltd.	7,000	15,407
	Jentech Precision Industrial Co., Ltd.	9,000	36,538
	Jih Lin Technology Co., Ltd.	6,000	12,844
	Jih Sun Financial Holdings Co., Ltd.	188,502	64,973
	Jinli Group Holdings, Ltd.	23,000	10,802
	Jourdeness Group, Ltd.	4,000	12,956
	KEE TAI Properties Co., Ltd.	31,000	12,019
	Kenda Rubber Industrial Co., Ltd.	18,000	16,760
	Kenmec Mechanical Engineering Co., Ltd.	22,000	9,907
	Kerry TJ Logistics Co., Ltd.	21,000	24,439
	Kindom Construction Corp.	31,000	25,029
	King Slide Works Co., Ltd.	2,000	21,081
	Kingpak Technology, Inc.	3,000	14,283
*	Kingpak Technology, Inc.	313	433
	King's Town Bank Co., Ltd.	88,000	89,897
	King's Town Construction Co., Ltd.	23,000	20,620
	Kinik Co.	9,000	16,959
	Kinpo Electronics	160,000	53,336
	Kinsus Interconnect Technology Corp.	29,000	36,819
	KMC Kuei Meng International, Inc.	5,250	17,518
	KS Terminals, Inc.	12,000	15,594
	Kung Long Batteries Industrial Co., Ltd.	7,000	37,385
*	Kuo Toong International Co., Ltd.	18,000	11,328
	Kuoyang Construction Co., Ltd.	40,000	15,458
	KYE Systems Corp.	18,000	4,733

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	L&K Engineering Co., Ltd.	21,000	$18,916
	Land Mark Optoelectronics Corp.	7,000	55,035
	Lanner Electronics, Inc.	9,000	22,575
	Largan Precision Co., Ltd.	4,000	540,714
	Lealea Enterprise Co., Ltd.	61,000	17,863
	Lelon Electronics Corp.	18,000	24,083
	Lemtech Holdings Co., Ltd.	3,000	13,498
	Lextar Electronics Corp.	28,000	13,649
	Li Cheng Enterprise Co., Ltd.	9,000	17,026
	Lian HWA Food Corp.	10,000	14,905
	Lien Hwa Industrial Corp.	50,800	63,652
	Lingsen Precision Industries, Ltd.	37,000	10,566
	Lite-On Semiconductor Corp.	11,000	11,133
	Lite-On Technology Corp.	195,000	276,040
	Long Bon International Co., Ltd.	20,000	10,176
	Longchen Paper & Packaging Co., Ltd.	97,000	46,258
	Lotes Co., Ltd.	7,256	53,060
	Lumax International Corp., Ltd.	8,000	22,478
	Lung Yen Life Service Corp.	10,000	19,996
	Macauto Industrial Co., Ltd.	5,000	13,740
	Machvision, Inc.	4,000	47,241
	Macroblock, Inc.	5,000	19,170
	Makalot Industrial Co., Ltd.	19,750	115,313
	Marketech International Corp.	8,000	13,346
	Materials Analysis Technology, Inc.	8,000	19,224
	MediaTek, Inc.	63,000	630,140
	Mega Financial Holding Co., Ltd.	353,000	362,987
	Mercuries & Associates Holding, Ltd.	54,200	30,826
*	Mercuries Life Insurance Co., Ltd.	138,877	48,223
	Merida Industry Co., Ltd.	14,000	87,216
	Merry Electronics Co., Ltd.	22,193	106,764
*	Microbio Co., Ltd.	70,000	30,374
#	Micro-Star International Co., Ltd.	99,000	277,050
	Mildef Crete, Inc.	2,000	2,797
*	MIN AIK Technology Co., Ltd.	20,000	9,389
	Mirle Automation Corp.	16,000	22,310
	Mitac Holdings Corp.	104,840	108,607
	momo.com, Inc.	7,000	58,695
*	Mosel Vitelic, Inc.	30,000	19,261
*	Motech Industries, Inc.	92,000	32,079
	MPI Corp.	9,000	19,186
	Nak Sealing Technologies Corp.	10,000	22,596
	Namchow Holdings Co., Ltd.	15,000	25,595
	Nan Ya Plastics Corp.	144,000	328,816
	Nantex Industry Co., Ltd.	45,200	50,269
	Nanya Technology Corp.	73,000	170,809
	National Petroleum Co., Ltd.	12,000	15,932
	Nichidenbo Corp.	16,000	25,253
	Nien Hsing Textile Co., Ltd.	13,000	10,753
	Novatek Microelectronics Corp.	105,000	554,512
	Nuvoton Technology Corp.	15,000	23,714
*	O-Bank Co., Ltd.	76,000	19,184
	On-Bright Electronics, Inc.	3,000	16,002
	OptoTech Corp.	30,000	21,297
*	Orient Semiconductor Electronics, Ltd.	41,000	20,248
	Oriental Union Chemical Corp.	52,000	39,421
	Pan Jit International, Inc.	41,000	33,492
	Pan-International Industrial Corp.	56,000	45,128
	Parade Technologies, Ltd.	4,000	65,855

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	PCL Technologies, Inc.	7,000	$18,900
	Pegatron Corp.	166,000	269,440
	Pharmally International Holding Co., Ltd.	5,000	37,266
	Phison Electronics Corp.	18,000	176,231
	Pixart Imaging, Inc.	9,000	31,207
	Planet Technology Corp.	6,000	12,863
	Plotech Co., Ltd.	38,000	22,424
	Polytronics Technology Corp.	9,000	18,778
	Posiflex Technology, Inc.	3,000	11,130
	Pou Chen Corp.	100,000	123,061
	Power Wind Health Industry, Inc.	3,000	22,106
	Powertech Technology, Inc.	98,000	267,575
	Poya International Co., Ltd.	2,000	27,577
	President Chain Store Corp.	41,000	394,298
	President Securities Corp.	104,000	42,367
	Primax Electronics, Ltd.	36,000	61,302
	Prince Housing & Development Corp.	113,000	40,233
	Promate Electronic Co., Ltd.	12,000	12,645
	Prosperity Dielectrics Co., Ltd.	9,000	17,858
	Qisda Corp.	207,000	128,359
	QST International Corp.	6,000	12,664
	Quang Viet Enterprise Co., Ltd.	3,000	15,697
	Quanta Computer, Inc.	121,000	222,382
	Quanta Storage, Inc.	24,000	35,545
	Radiant Opto-Electronics Corp.	31,000	121,823
	Rafael Microelectronics, Inc.	3,000	20,041
	Realtek Semiconductor Corp.	30,000	199,240
	Rechi Precision Co., Ltd.	31,000	24,660
	Rich Development Co., Ltd.	64,000	19,399
*	Ritek Corp.	35,000	9,698
*	Roo Hsing Co., Ltd.	86,000	33,610
	Ruentex Development Co., Ltd.	105,400	139,788
	Ruentex Engineering & Construction Co.	6,000	10,585
	Ruentex Industries, Ltd.	43,600	92,734
	Run Long Construction Co., Ltd.	18,000	36,283
	Samebest Co., Ltd.	3,000	12,327
	Sampo Corp.	36,800	21,837
	San Fang Chemical Industry Co., Ltd.	31,000	23,132
	San Far Property, Ltd.	5,000	3,555
	San Shing Fastech Corp.	7,000	11,908
	Sanyang Motor Co., Ltd.	49,000	32,934
	SCI Pharmtech, Inc.	7,000	21,484
	Scientech Corp.	10,000	21,474
	SDI Corp.	13,000	26,387
	Senao Networks, Inc.	7,000	22,378
	Sercomm Corp.	21,000	49,696
	Shan-Loong Transportation Co., Ltd.	13,000	12,490
	Shih Her Technologies, Inc.	11,000	14,871
*	Shih Wei Navigation Co., Ltd.	37,000	11,026
	Shihlin Electric & Engineering Corp.	23,000	32,876
	Shin Kong Financial Holding Co., Ltd.	1,176,521	340,074
	Shin Zu Shing Co., Ltd.	14,000	56,208
*	Shining Building Business Co., Ltd.	55,650	17,205
	Shinkong Insurance Co., Ltd.	32,000	39,032
	Shinkong Synthetic Fibers Corp.	150,000	63,603
	Shiny Chemical Industrial Co., Ltd.	5,000	13,077
	Sigurd Microelectronics Corp.	45,000	41,838
	Silergy Corp.	5,000	100,858
*	Silicon Integrated Systems Corp.	51,000	13,591

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Silitech Technology Corp.	21,000	$9,729
	Simplo Technology Co., Ltd.	33,000	256,440
	Sinbon Electronics Co., Ltd.	22,000	93,422
	Sinher Technology, Inc.	11,000	15,543
	Sinmag Equipment Corp.	3,000	9,894
	Sino-American Silicon Products, Inc.	72,000	195,873
	SinoPac Financial Holdings Co., Ltd.	446,080	176,935
	Sinyi Realty Co.	28,965	29,038
	Sirtec International Co., Ltd.	7,200	8,165
	Sitronix Technology Corp.	14,000	60,649
	Siward Crystal Technology Co., Ltd.	22,000	14,946
	Soft-World International Corp.	5,000	11,579
	Solomon Technology Corp.	17,000	10,925
	Sonix Technology Co., Ltd.	14,000	13,964
*	Speed Tech Corp.	5,000	10,575
	Spirox Corp.	20,000	16,769
	Sporton International, Inc.	10,050	66,890
	St Shine Optical Co., Ltd.	4,000	66,718
	Standard Chemical & Pharmaceutical Co., Ltd.	20,000	21,548
	Standard Foods Corp.	44,000	84,807
	Stark Technology, Inc.	18,000	29,904
	Sunny Friend Environmental Technology Co., Ltd.	5,000	42,483
	Sunonwealth Electric Machine Industry Co., Ltd.	22,000	24,677
	Sunplus Technology Co., Ltd.	43,000	19,071
	Sunrex Technology Corp.	18,000	22,974
	Sunspring Metal Corp.	14,000	14,164
	Supreme Electronics Co., Ltd.	57,000	51,376
	Sweeten Real Estate Development Co., Ltd.	17,000	15,198
	Syncmold Enterprise Corp.	7,500	18,807
	Synnex Technology International Corp.	174,000	213,609
	Systex Corp.	10,000	23,599
	T3EX Global Holdings Corp.	22,000	16,890
#	TA Chen Stainless Pipe	151,910	224,454
	Ta Ya Electric Wire & Cable	49,000	17,516
	TA-I Technology Co., Ltd.	13,000	16,532
	Taichung Commercial Bank Co., Ltd.	222,175	90,172
	TaiDoc Technology Corp.	9,000	37,354
	Taiflex Scientific Co., Ltd.	24,000	37,068
	Tainan Spinning Co., Ltd.	132,000	51,869
	Taishin Financial Holding Co., Ltd.	261,000	122,142
	Taiwan Business Bank	231,960	99,519
	Taiwan Cement Corp.	163,800	234,268
	Taiwan Chinsan Electronic Industrial Co., Ltd.	10,000	11,302
	Taiwan Cogeneration Corp.	40,000	34,015
	Taiwan Cooperative Financial Holding Co., Ltd.	375,430	252,610
	Taiwan Fertilizer Co., Ltd.	32,000	49,226
	Taiwan Fire & Marine Insurance Co., Ltd.	36,000	23,313
	Taiwan FU Hsing Industrial Co., Ltd.	10,000	13,797
	Taiwan Glass Industry Corp.	100,000	38,736
	Taiwan High Speed Rail Corp.	84,000	111,960
	Taiwan Hon Chuan Enterprise Co., Ltd.	34,000	59,875
*	Taiwan Land Development Corp.	51,000	15,006
	Taiwan Mobile Co., Ltd.	49,000	172,491
	Taiwan Navigation Co., Ltd.	15,000	10,789
	Taiwan Optical Platform Co., Ltd.	3,000	10,592
	Taiwan Paiho, Ltd.	25,000	73,389
	Taiwan PCB Techvest Co., Ltd.	31,000	40,242
	Taiwan Sakura Corp.	19,000	28,545
	Taiwan Secom Co., Ltd.	34,000	94,818

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Semiconductor Co., Ltd.	22,000	$34,916
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	98,219	4,187,076
	Taiwan Semiconductor Manufacturing Co., Ltd.	17,000	139,792
	Taiwan Shin Kong Security Co., Ltd.	32,000	38,367
	Taiwan Styrene Monomer	82,000	64,279
	Taiwan Surface Mounting Technology Corp.	25,000	61,126
	Taiwan TEA Corp.	104,000	54,166
	Taiwan Union Technology Corp.	22,000	89,967
	Taiyen Biotech Co., Ltd.	10,000	10,895
*	Tatung Co., Ltd.	174,000	111,914
	TCI Co., Ltd.	8,597	113,719
	Teco Electric and Machinery Co., Ltd.	214,000	170,410
	Test Research, Inc.	20,000	30,225
	Test-Rite International Co., Ltd.	15,000	9,830
	Thinking Electronic Industrial Co., Ltd.	8,000	20,211
	Ton Yi Industrial Corp.	177,000	70,784
	Tong Hsing Electronic Industries, Ltd.	12,000	49,365
	Tong Yang Industry Co., Ltd.	26,000	37,981
	TOPBI International Holdings, Ltd.	8,000	22,386
	Topco Scientific Co., Ltd.	16,000	42,450
	Topkey Corp.	6,000	32,969
	Topoint Technology Co., Ltd.	17,000	10,397
	Toung Loong Textile Manufacturing	13,000	21,457
*	TPK Holding Co., Ltd.	36,000	63,669
	Transcend Information, Inc.	18,000	39,255
	Tsann Kuen Enterprise Co., Ltd.	19,000	11,708
	TSC Auto ID Technology Co., Ltd.	3,300	27,002
*	TSEC Corp.	34,901	9,771
	TSRC Corp.	54,000	46,847
	Ttet Union Corp.	2,000	7,807
	TTY Biopharm Co., Ltd.	11,000	28,555
	Tung Ho Steel Enterprise Corp.	95,000	65,686
	Tung Thih Electronic Co., Ltd.	5,000	11,204
	TURVO International Co., Ltd.	10,000	23,761
*	TWi Pharmaceuticals, Inc.	6,000	13,680
	TXC Corp.	27,000	33,180
	TYC Brother Industrial Co., Ltd.	22,000	19,831
	Tyntek Corp.	45,000	24,162
	Union Bank Of Taiwan	66,950	25,791
	Uni-President Enterprises Corp.	292,000	755,832
	Unitech Printed Circuit Board Corp.	82,540	62,497
	United Integrated Services Co., Ltd.	21,000	106,248
	United Radiant Technology	33,000	19,317
*	United Renewable Energy Co., Ltd.	196,000	56,203
*	Unity Opto Technology Co., Ltd.	44,000	12,525
*	Unizyx Holding Corp.	24,000	19,278
	UPC Technology Corp.	146,800	52,966
	USI Corp.	107,320	41,097
	Utechzone Co., Ltd.	9,000	20,406
	VHQ Media Holdings, Ltd.	5,000	23,265
	Visual Photonics Epitaxy Co., Ltd.	16,000	51,073
	Voltronic Power Technology Corp.	6,000	129,346
	Wafer Works Corp.	34,000	38,966
	Wah Hong Industrial Corp.	13,000	11,654
	Wah Lee Industrial Corp.	17,000	29,701
	Walsin Lihwa Corp.	302,000	144,807
	Walton Advanced Engineering, Inc.	31,000	10,316
	Wei Chuan Foods Corp.	16,000	15,356
	Weikeng Industrial Co., Ltd.	31,087	20,125

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Well Shin Technology Co., Ltd.	10,000	$16,379
	Wholetech System Hitech, Ltd.	20,000	20,539
	Win Semiconductors Corp.	37,000	312,704
	Winbond Electronics Corp.	231,000	140,828
	Winmate, Inc.	7,000	11,771
	Wisdom Marine Lines Co., Ltd.	32,000	33,422
	Wistron Corp.	373,436	277,429
	Wistron NeWeb Corp.	36,340	90,960
	Wowprime Corp.	8,000	20,318
	WPG Holdings, Ltd.	236,400	312,262
	WT Microelectronics Co., Ltd.	93,000	120,696
	WUS Printed Circuit Co., Ltd.	38,000	37,949
	Xxentria Technology Materials Corp.	8,000	18,055
#	Yageo Corp.	36,396	305,618
*	Yang Ming Marine Transport Corp.	79,000	22,069
	YC Co., Ltd.	33,164	13,113
	YC INOX Co., Ltd.	20,000	16,877
	Yea Shin International Development Co., Ltd.	20,000	10,955
*	Yeong Guan Energy Technology Group Co., Ltd.	8,000	14,510
	YFC-Boneagle Electric Co., Ltd.	16,000	15,091
	YFY, Inc.	51,000	18,960
	Yi Jinn Industrial Co., Ltd.	29,000	13,037
	Yieh Phui Enterprise Co., Ltd.	197,800	57,467
	Youngtek Electronics Corp.	12,000	17,674
	Yuanta Financial Holding Co., Ltd.	594,000	332,799
	Yulon Finance Corp.	17,600	66,162
	Yulon Motor Co., Ltd.	143,000	109,785
	YungShin Global Holding Corp.	12,000	15,875
	Zeng Hsing Industrial Co., Ltd.	4,000	17,416
	Zenitron Corp.	15,000	10,449
	Zero One Technology Co., Ltd.	23,000	22,345
	Zhen Ding Technology Holding, Ltd.	54,000	196,448
	Zig Sheng Industrial Co., Ltd.	49,000	13,844
	Zinwell Corp.	41,000	29,732
	Zippy Technology Corp.	9,000	10,132
TOTAL TAIWAN			40,275,026
THAILAND — (3.8%)
	Advanced Info Service PCL	26,600	184,224
	Advanced Information Technology PCL	17,500	13,770
	AEON Thana Sinsap Thailand PCL	7,900	60,878
	After You PCL	31,700	17,625
	Airports of Thailand PCL	126,900	297,083
	Ananda Development PCL	243,100	28,298
	AP Thailand PCL	324,100	80,617
	Asia Aviation PCL	249,400	31,139
	Asia Plus Group Holdings PCL	125,000	11,299
	Asia Sermkij Leasing PCL	15,500	12,549
	Asian Seafoods Coldstorage PCL	61,400	13,775
	Bangchak Corp. PCL	51,500	50,654
	Bangkok Aviation Fuel Services PCL	18,700	22,041
	Bangkok Bank PCL	3,600	21,245
	Bangkok Bank PCL	5,100	30,098
	Bangkok Chain Hospital PCL	143,700	71,955
	Bangkok Dusit Medical Services PCL, Class F	59,300	48,203
	Bangkok Expressway & Metro PCL	469,600	160,325
	Bangkok Insurance PCL	2,100	22,465
	Bangkok Land PCL	898,300	50,238
	Bangkok Life Assurance PCL	21,200	17,922

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Bank of Ayudhya PCL	17,800	$22,717
	BCPG PCL	101,900	65,272
	Beauty Community PCL	302,000	36,725
*	BEC World PCL	249,600	80,752
	Berli Jucker PCL	51,800	87,161
	Better World Green PCL	364,600	10,195
	Big Camera Corp. PCL	357,200	14,402
	BTS Group Holdings PCL	298,400	120,311
	Bumrungrad Hospital PCL	23,000	127,508
	Cal-Comp Electronics Thailand PCL	187,000	10,641
	Carabao Group PCL, Class F	31,100	79,128
	Central Plaza Hotel PCL	54,600	60,361
	CH Karnchang PCL	28,600	25,108
	Chularat Hospital PCL, Class F	475,500	36,797
*	CIMB Thai Bank PCL	636,000	14,889
	COL PCL	15,600	12,174
	Com7 PCL	73,800	60,590
*	Country Group Development PCL	681,000	23,250
	CP ALL PCL	129,500	365,278
	Delta Electronics Thailand PCL	9,500	16,371
	Demco PCL	153,600	16,082
	Dhipaya Insurance PCL	28,800	23,317
	Do Day Dream PCL	27,700	22,517
	Dynasty Ceramic PCL	230,600	16,645
	Eastern Polymer Group PCL, Class F	104,600	23,807
	Eastern Water Resources Development and Management PCL, Class F	57,100	25,064
	Energy Absolute PCL	133,100	226,125
	Esso Thailand PCL	182,400	59,307
	Forth Smart Service PCL	92,500	23,610
	Fortune Parts Industry PCL	117,400	10,230
*	Global Green Chemicals PCL	67,200	25,565
	Golden Land Property Development PCL	89,900	24,554
*	Group Lease PCL	48,500	10,487
	Gunkul Engineering PCL	391,200	39,432
	Haad Thip PCL	7,300	5,103
	Hana Microelectronics PCL	93,100	84,760
	Home Product Center PCL	269,000	150,441
	Ichitan Group PCL	127,700	32,387
	Indorama Ventures PCL	125,000	166,640
	Interlink Communication PCL	112,600	18,855
	Intouch Holdings PCL	11,700	24,252
	IRPC PCL	1,153,400	180,014
	Jasmine International PCL	415,000	85,011
	JMT Network Services PCL	22,400	13,838
	Jubilee Enterprise PCL	41,000	23,329
	Karmarts PCL	139,200	26,025
	Kasikornbank PCL	8,500	47,813
	Kasikornbank PCL	23,600	132,369
	KCE Electronics PCL	65,200	36,464
	KGI Securities Thailand PCL	138,200	21,210
	Khon Kaen Sugar Industry PCL	113,700	10,278
	Kiatnakin Bank PCL	39,100	92,808
	Krung Thai Bank PCL	192,900	122,934
	Krungthai Card PCL	69,000	107,129
	Lalin Property PCL	95,800	17,755
	Land & Houses PCL	404,500	148,621
	LH Financial Group PCL	793,200	37,397
*	Loxley PCL	318,400	23,811
	LPN Development PCL	73,800	17,397

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Major Cineplex Group PCL	65,400	$62,200
	MC Group PCL	133,900	35,048
	Mega Lifesciences PCL	70,000	80,231
	MK Restaurants Group PCL	42,300	107,968
*	Mono Technology PCL	305,000	17,851
	Muangthai Capital PCL	71,700	141,045
	Namyong Terminal PCL	77,900	12,209
	Netbay PCL	24,000	24,191
	Origin Property PCL, Class F	152,900	40,518
	Plan B Media Pcl, Class F	287,100	79,815
	Polyplex Thailand PCL	32,000	16,127
*	Precious Shipping PCL	78,200	21,740
	Premier Marketing PCL	75,500	22,953
	Property Perfect PCL	475,900	12,070
	Pruksa Holding PCL	38,800	27,755
	PTG Energy PCL	92,400	67,599
	PTT Exploration & Production PCL	8,500	37,449
	PTT Global Chemical PCL	155,500	305,893
	Pylon PCL	55,700	11,229
	Quality Houses PCL	416,400	41,159
	Raimon Land PCL	281,100	9,963
	Rajthanee Hospital PCL	28,600	25,341
	Ratchthani Leasing PCL	222,625	53,204
	Robinson PCL	61,100	126,153
	RS PCL	65,000	33,816
	Sabina PCL	24,600	22,996
	Saha Pathana Inter-Holding PCL	9,200	19,818
	Samart Corp. PCL	80,000	26,272
	Samart Telcoms PCL	76,700	30,426
	Sansiri PCL	1,355,700	65,680
	Sappe PCL	34,600	25,650
	SC Asset Corp. PCL	185,800	17,278
	Scan Inter PCL	96,400	10,406
	SEAFCO PCL	93,390	24,748
	Sena Development PCL	108,700	12,724
	Siam Cement PCL (The)	7,300	103,014
	Siam Commercial Bank PCL (The)	62,100	277,638
	Siam Future Development PCL	153,720	31,988
	Siam Global House PCL	216,320	116,759
	Siam Wellness Group Pcl	50,300	21,262
	Siamgas & Petrochemicals PCL	82,600	26,186
	Singha Estate PCL	104,200	12,061
	Sino-Thai Engineering & Construction PCL	119,600	99,164
	Somboon Advance Technology PCL	42,100	26,009
	SPCG PCL	75,300	46,519
	Sri Trang Agro-Industry PCL	144,600	55,950
	Srisawad Corp. PCL	96,420	171,647
	Srivichai Vejvivat PCL	7,100	1,316
	Star Petroleum Refining PCL	145,800	46,696
	STP & I PCL	239,500	70,086
	Supalai PCL	115,300	82,478
*	Super Energy Corp. PCL	2,018,000	46,587
	SVI PCL	130,800	17,097
	Synnex Thailand PCL	95,270	30,667
	TAC Consumer PCL	165,500	26,153
	Taokaenoi Food & Marketing PCL, Class F	110,400	40,563
	Thai Nakarin Hospital PCL	18,000	21,216
	Thai Oil PCL	106,300	238,488
	Thai Solar Energy PCL, Class F	131,200	11,859

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Thai Stanley Electric PCL	3,500	$24,581
	Thai Stanley Electric PCL, Class F	2,700	18,963
	Thai Union Group PCL, Class F	108,900	66,923
	Thai Vegetable Oil PCL	59,300	55,434
*	Thaicom PCL	129,600	24,652
	Thanachart Capital PCL	44,900	86,136
	Thitikorn PCL	37,600	12,226
	TIPCO Foods PCL	35,600	12,964
	Tisco Financial Group PCL	34,200	112,313
	TMB Bank PCL	1,651,100	101,466
	Total Access Communication PCL	109,800	208,854
	Triton Holding PCL	649,200	7,599
	True Corp. PCL	651,400	136,613
*	TTCL PCL	66,100	23,212
	TTW PCL	114,500	50,260
*	U City PCL, Class F	246,000	14,798
	Unique Engineering & Construction PCL	51,400	18,217
	Univentures PCL	72,900	15,881
	VGI Global Media PCL	183,800	57,671
	Vinythai PCL	19,900	16,823
	WHA Corp. PCL	340,900	51,875
	WHA Utilities and Power PCL	67,800	13,558
	Workpoint Entertainment PCL	24,500	22,704
TOTAL THAILAND			9,134,067
TURKEY — (1.0%)
*	Akbank Turk A.S.	125,766	168,238
#	Anadolu Anonim Turk Sigorta Sirketi	31,009	22,496
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	20,382	78,209
	Anadolu Hayat Emeklilik A.S.	6,415	5,782
*	Arcelik A.S.	12,145	37,908
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	9,883	33,444
	AvivaSA Emeklilik ve Hayat A.S., Class A	7,786	12,236
	Aygaz A.S.	5,453	9,978
*	Bera Holding A.S.	29,474	9,551
	BIM Birlesik Magazalar A.S.	31,782	266,778
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	5,695	8,371
	Coca-Cola Icecek A.S.	10,144	60,330
	Dogan Sirketler Grubu Holding A.S.	170,426	39,612
	EGE Endustri VE Ticaret A.S.	224	21,419
	ENERJISA ENERJI AS	22,795	24,711
	Enka Insaat ve Sanayi A.S.	38,774	42,320
	Eregli Demir ve Celik Fabrikalari TAS	62,003	82,357
	Ford Otomotiv Sanayi A.S.	4,487	49,041
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	27,740	25,693
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	78,533	30,699
	Kordsa Teknik Tekstil A.S.	11,564	25,723
*	Koza Altin Isletmeleri A.S.	5,936	60,385
*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	34,104	43,521
*	Logo Yazilim Sanayi Ve Ticaret A.S.	1,706	13,432
*	Migros Ticaret A.S.	7,362	22,362
	Otokar Otomotiv Ve Savunma Sanayi A.S.	893	20,000
*	Petkim Petrokimya Holding A.S.	54,164	37,957
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	32,583	21,077
	Sasa Polyester Sanayi A.S.	18,111	19,958
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	22,121	18,366
	TAV Havalimanlari Holding A.S.	21,773	97,854
	Tekfen Holding A.S.	22,007	92,933
	Tofas Turk Otomobil Fabrikasi A.S.	10,018	35,288

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Tupras Turkiye Petrol Rafinerileri A.S.	9,691	$243,012
*	Turk Traktor ve Ziraat Makineleri A.S.	1,192	7,955
	Turkcell Iletisim Hizmetleri A.S.	48,619	113,299
*	Turkiye Garanti Bankasi A.S.	47,867	84,190
	Turkiye Halk Bankasi A.S.	45,323	48,706
*	Turkiye Is Bankasi, Class C	72,061	80,233
*	Turkiye Sinai Kalkinma Bankasi A.S.	210,745	31,322
	Turkiye Vakiflar Bankasi TAO, Class D	95,174	86,282
*	Ulker Biskuvi Sanayi A.S.	7,845	26,045
#*	Vestel Elektronik Sanayi ve Ticaret A.S.	17,643	29,735
*	Yapi ve Kredi Bankasi A.S.	104,032	50,641
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	8,253	7,998
TOTAL TURKEY			2,347,447
UNITED KINGDOM — (0.1%)
	Mondi P.L.C.	12,642	274,385
TOTAL COMMON STOCKS			229,313,092
PREFERRED STOCKS — (1.9%)
BRAZIL — (1.7%)
	Alpargatas SA	11,125	60,488
	Banco ABC Brasil S.A.	10,216	47,997
	Banco do Estado do Rio Grande do Sul SA, Class B	22,800	140,456
	Centrais Eletricas Brasileiras SA, Class B	11,500	119,329
	Cia Brasileira de Distribuicao	20,248	496,338
	Cia de Saneamento do Parana	20,877	87,089
	Cia Energetica de Minas Gerais	103,648	384,027
	Cia Energetica de Sao Paulo, Class B	31,300	237,763
	Cia Energetica do Ceara, Class A	800	12,452
	Cia Paranaense de Energia	12,413	159,864
	Gerdau SA	48,500	174,741
	Grazziotin SA	2,000	12,787
	Itau Unibanco Holding SA	189,100	1,725,330
	Lojas Americanas SA	38,500	183,100
	Marcopolo SA	72,161	72,041
	Randon SA Implementos e Participacoes	17,200	44,664
TOTAL BRAZIL			3,958,466
CHILE — (0.1%)
	Coca-Cola Embonor SA, Class B	7,515	15,273
	Embotelladora Andina SA, Class B	35,945	126,367
	Sociedad Quimica y Minera de Chile SA, Class B	5,402	158,450
TOTAL CHILE			300,090
COLOMBIA — (0.1%)
	Banco Davivienda SA	2,031	25,467
	Grupo Aval Acciones y Valores SA	149,496	57,640
	Grupo de Inversiones Suramericana SA	4,770	46,233
TOTAL COLOMBIA			129,340
SOUTH KOREA — (0.0%)
*	CJ Corp.	128	3,967
TOTAL PREFERRED STOCKS			4,391,863

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
*	Hortifrut SA Rights 08/07/19	355	$0
TOTAL INVESTMENT SECURITIES			233,704,955

			Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@§	DFA Short Term Investment Fund	313,468	3,627,140
TOTAL INVESTMENTS — (100.0%)
(Cost $245,270,609)^^			$237,332,095
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$22,031,823	—	—	$22,031,823
Chile	2,771,797	—	—	2,771,797
China	7,201,684	$33,098,552	—	40,300,236
Colombia	823,012	—	—	823,012
Czech Republic	—	386,819	—	386,819
Egypt	153,951	—	—	153,951
Greece	—	943,869	—	943,869
Hong Kong	—	25,659	—	25,659
Hungary	—	1,024,702	—	1,024,702
India	602,954	30,482,993	—	31,085,947
Indonesia	240,980	5,278,513	—	5,519,493
Malaysia	—	6,611,092	—	6,611,092
Mexico	6,400,948	—	—	6,400,948
Peru	425,775	—	—	425,775
Philippines	164,603	2,682,896	—	2,847,499
Poland	—	3,264,358	—	3,264,358
Russia	587,388	781,466	—	1,368,854
South Africa	735,794	10,869,379	—	11,605,173
South Korea	1,519,060	38,172,100	—	39,691,160
Taiwan	4,477,994	35,797,032	—	40,275,026
Thailand	9,134,067	—	—	9,134,067
Turkey	—	2,347,447	—	2,347,447
United Kingdom	—	274,385	—	274,385
Preferred Stocks
Brazil	3,958,466	—	—	3,958,466
Chile	300,090	—	—	300,090
Colombia	129,340	—	—	129,340
South Korea	—	3,967	—	3,967
Securities Lending Collateral	—	3,627,140	—	3,627,140
TOTAL	$61,659,726	$175,672,369	—	$237,332,095

Emerging Markets Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.7%)
BRAZIL — (9.3%)
	Aliansce Shopping Centers SA	13,800	$101,936
	Alliar Medicos A Frente SA	16,400	63,557
	Anima Holding SA	7,300	41,164
	Banco BTG Pactual SA	32,029	501,540
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	3,500	15,307
*	BRF SA	4,287	37,525
	Camil Alimentos S.A.	21,849	42,309
	CCR SA	137,800	539,812
	Cia Brasileira de Distribuicao	18,959	461,841
	Cia de Locacao das Americas	13,934	182,557
	Cia Siderurgica Nacional SA, Sponsored ADR	74,967	320,109
	Cia Siderurgica Nacional SA	47,999	207,901
	Cielo SA	190,700	361,777
	Construtora Tenda SA	17,600	116,861
	Cosan SA	30,138	401,803
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	52,500	335,661
	Direcional Engenharia SA	16,400	54,103
	Duratex SA	59,179	194,919
	Embraer SA	74,866	378,808
	Embraer SA, Sponsored ADR	11,184	225,917
	Enauta Participacoes SA	16,500	57,286
*	Even Construtora e Incorporadora SA	36,400	93,471
	Ez Tec Empreendimentos e Participacoes SA	14,908	128,324
*	Gafisa SA	8,699	14,702
	Gerdau SA, Sponsored ADR	121,953	434,153
	Grendene SA	45,300	90,212
	Guararapes Confeccoes SA	19,200	98,054
*	Helbor Empreendimentos SA	60,300	35,077
	Hypera SA	65,100	514,816
	International Meal Co. Alimentacao SA, Class A	29,700	73,698
	Iochpe-Maxion SA	21,400	122,411
	JHSF Participacoes SA	24,900	24,924
	JSL SA	6,700	29,845
	Kroton Educacional SA	270,317	889,641
	M Dias Branco SA	3,900	39,988
	Mahle-Metal Leve SA	6,800	43,886
	Marcopolo SA	13,400	12,289
*	Marisa Lojas SA	13,500	29,926
*	Mills Estruturas e Servicos de Engenharia SA	20,400	37,151
	Movida Participacoes SA	19,105	74,741
	MRV Engenharia e Participacoes SA	45,400	241,255
*	Petro Rio SA	6,600	30,437
	Petrobras Distribuidora S.A.	37,863	263,905
	Porto Seguro SA	16,600	226,620
	Portobello SA	19,200	20,526
	Qualicorp Consultoria e Corretora de Seguros SA	48,300	281,218
	Santos Brasil Participacoes SA	79,142	109,495
	Sao Martinho SA	34,100	180,581
	Ser Educacional SA	13,800	95,246
	SLC Agricola SA	18,600	87,923
	Sul America SA	54,300	597,871
	T4F Entretenimento SA	9,600	14,313
	Tupy SA	18,400	92,618
	Ultrapar Participacoes SA	119,952	625,164
	Unipar Carbocloro SA	1,283	11,306

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Usinas Siderurgicas de Minas Gerais SA	4,000	$10,492
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	15,010	59,822
*	Via Varejo SA	42,000	84,961
*	Vulcabras Azaleia SA	13,400	24,930
	YDUQS Part	46,400	417,027
TOTAL BRAZIL			10,905,712
CHILE — (0.9%)
	CAP SA	17,975	184,339
	Cia Pesquera Camanchaca SA	101,696	9,347
*	Cia Sud Americana de Vapores SA	2,815,815	94,792
*	Empresa Nacional de Telecomunicaciones SA	16,763	153,578
	Empresas Hites SA	14,664	10,102
	Grupo Security SA	193,814	72,445
	Inversiones Aguas Metropolitanas SA	31,983	46,701
	Itau CorpBanca	15,925,805	123,513
*	Masisa SA	355,430	21,381
	Ripley Corp. SA	132,151	97,516
	Salfacorp SA	60,512	66,356
	Sigdo Koppers SA	11,933	20,848
	SMU SA	197,786	50,707
	Sociedad Matriz SAAM SA	630,242	57,294
	Socovesa SA	18,777	9,208
TOTAL CHILE			1,018,127
CHINA — (16.3%)
*	21Vianet Group, Inc., ADR	5,091	37,470
	361 Degrees International, Ltd.	43,000	7,724
	Agile Group Holdings, Ltd.	178,000	228,777
*	Aluminum Corp. of China, Ltd., Class H	450,000	146,948
	Angang Steel Co., Ltd., Class H	184,600	70,020
	Anton Oilfield Services Group	226,000	25,946
	Asia Cement China Holdings Corp.	63,500	87,325
	AVIC International Holdings, Ltd., Class H	24,000	14,825
	AviChina Industry & Technology Co., Ltd., Class H	161,000	86,418
	BAIC Motor Corp., Ltd., Class H	192,500	121,618
	Bank of Chongqing Co., Ltd., Class H	69,500	40,580
	BBMG Corp., Class H	296,000	86,122
	Beijing Capital International Airport Co., Ltd., Class H	202,000	159,157
	Beijing Capital Land, Ltd., Class H	168,000	61,668
*	Beijing Enterprises Clean Energy Group, Ltd.	1,640,000	22,096
	Beijing Enterprises Holdings, Ltd.	58,000	283,168
	Beijing Enterprises Water Group, Ltd.	622,000	327,387
	Beijing North Star Co., Ltd.	42,000	15,745
*	Bitauto Holdings, Ltd., ADR	4,091	46,678
	Brilliance China Automotive Holdings, Ltd.	304,000	331,303
	BYD Electronic International Co., Ltd.	78,500	122,594
	C C Land Holdings, Ltd.	156,000	35,796
*	CAR, Inc.	74,000	52,797
	Central China Real Estate, Ltd.	89,000	41,641
	Central China Securities Co., Ltd., Class H	91,000	19,223
*	CGN Meiya Power Holdings Co., Ltd.	88,000	11,282
	Changyou.com, Ltd., ADR	2,806	22,139
	Chaowei Power Holdings, Ltd.	63,000	23,630
*	Cheetah Mobile, Inc., ADR	4,570	14,898
	China Aerospace International Holdings, Ltd.	194,000	11,580
	China Agri-Industries Holdings, Ltd.	237,000	72,142

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Aircraft Leasing Group Holdings, Ltd.	23,500	$25,334
	China Aoyuan Group, Ltd.	160,000	214,016
	China BlueChemical, Ltd., Class H	224,000	61,414
	China Cinda Asset Management Co., Ltd., Class H	1,043,000	227,530
	China Coal Energy Co., Ltd., Class H	264,000	102,289
	China Communications Services Corp., Ltd., Class H	264,000	183,799
#*	China Dili Group	62,200	18,293
	China Dongxiang Group Co., Ltd.	465,000	57,371
*	China Eastern Airlines Corp., Ltd., Class H	166,000	91,206
	China Everbright Greentech Ltd.	19,000	11,979
	China Everbright, Ltd.	112,000	147,950
	China Galaxy Securities Co., Ltd., Class H	332,500	177,468
#	China Harmony New Energy Auto Holding, Ltd.	77,500	23,578
	China Huarong Asset Management Co., Ltd., Class H	1,183,000	199,442
*	China Index Holdings, Ltd., ADR	3,410	9,820
	China International Capital Corp., Ltd., Class H	123,600	233,831
	China International Marine Containers Group Co., Ltd., Class H	49,680	47,054
	China Jinmao Holdings Group, Ltd.	604,000	389,161
	China Lesso Group Holdings, Ltd.	110,000	101,634
	China Machinery Engineering Corp., Class H	88,000	37,607
	China Medical System Holdings, Ltd.	23,000	21,940
	China Merchants Land, Ltd.	100,000	14,230
	China Merchants Port Holdings Co., Ltd.	150,000	248,245
*	China Modern Dairy Holdings, Ltd.	203,000	32,064
	China National Building Material Co., Ltd., Class H	444,000	389,266
*	China Oceanwide Holdings, Ltd.	112,000	5,498
	China Oil & Gas Group, Ltd.	400,000	18,276
	China Oilfield Services, Ltd., Class H	212,000	239,153
	China Oriental Group Co., Ltd.	150,000	66,588
	China Overseas Grand Oceans Group, Ltd.	246,000	128,750
	China Railway Signal & Communication Corp., Ltd., Class H	85,000	56,747
	China Reinsurance Group Corp., Class H	675,000	118,634
	China Resources Cement Holdings, Ltd.	282,000	257,719
	China Resources Medical Holdings Co., Ltd.	84,500	61,097
	China Resources Pharmaceutical Group, Ltd.	108,000	117,458
	China Sanjiang Fine Chemicals Co., Ltd.	48,000	10,354
	China SCE Group Holdings, Ltd.	208,000	113,173
#*	China Shengmu Organic Milk, Ltd.	474,000	19,373
	China Shineway Pharmaceutical Group, Ltd.	40,000	33,361
*	China Silver Group, Ltd.	154,000	14,426
	China South City Holdings, Ltd.	548,000	75,211
	China State Construction International Holdings, Ltd.	246,000	252,699
	China Taiping Insurance Holdings Co., Ltd.	133,400	369,158
	China Traditional Chinese Medicine Holdings Co., Ltd.	260,000	118,717
	China Travel International Investment Hong Kong, Ltd.	314,000	57,719
	China Vast Industrial Urban Development Co., Ltd.	26,000	10,363
#*	China Water Industry Group, Ltd.	116,000	8,099
	China XLX Fertiliser, Ltd.	34,000	10,057
	China ZhengTong Auto Services Holdings, Ltd.	141,000	52,685
	China Zhongwang Holdings, Ltd.	192,000	97,779
#	Chinasoft International, Ltd.	270,000	134,237
	Chongqing Rural Commercial Bank Co., Ltd., Class H	293,000	153,155
	CIFI Holdings Group Co., Ltd.	424,129	270,373
	CIMC Enric Holdings, Ltd.	22,000	15,842
	CITIC Resources Holdings, Ltd.	382,000	27,105
*	Citychamp Watch & Jewellery Group, Ltd.	204,000	42,408
*	Comba Telecom Systems Holdings, Ltd.	280,000	69,988
	Concord New Energy Group, Ltd.	730,000	35,739
	COSCO SHIPPING Development Co., Ltd., Class H	513,000	63,156

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	192,000	$109,347
*	COSCO SHIPPING Holdings Co., Ltd., Class H	100,500	37,376
	COSCO SHIPPING International Hong Kong Co., Ltd.	38,000	11,858
	COSCO SHIPPING Ports, Ltd.	208,324	181,549
	Cosmo Lady China Holdings Co., Ltd.	89,000	17,008
	CP Pokphand Co., Ltd.	210,000	17,657
#	CPMC Holdings, Ltd.	51,000	19,439
	Dah Chong Hong Holdings, Ltd.	110,482	35,102
	Dawnrays Pharmaceutical Holdings, Ltd.	48,000	9,123
*	Digital China Holdings, Ltd.	88,000	49,014
#	Dongfang Electric Corp., Ltd.	30,800	18,507
#	Dongfeng Motor Group Co., Ltd., Class H	312,000	278,277
	Dongyue Group, Ltd.	118,000	63,530
	Everbright Securities Co., Ltd., Class H	18,600	14,285
*	Fang Holdings, Ltd., ADR	3,410	7,058
	Fantasia Holdings Group Co., Ltd.	243,000	39,765
	Far East Horizon, Ltd.	239,000	222,295
	Fufeng Group, Ltd.	29,000	14,229
#*	Fullshare Holdings, Ltd.	497,500	17,721
*	GCL New Energy Holdings, Ltd.	964,000	36,716
#*	GCL-Poly Energy Holdings, Ltd.	1,699,000	96,771
	Gemdale Properties & Investment Corp., Ltd.	458,000	54,588
	Genertec Universal Medical Group Co., Ltd.	108,500	82,133
#*	GOME Retail Holdings, Ltd.	1,157,000	123,225
*	Grand Baoxin Auto Group, Ltd.	82,500	17,790
	Great Wall Motor Co., Ltd., Class H	335,000	226,933
	Greenland Hong Kong Holdings, Ltd.	62,000	22,615
	Greentown China Holdings, Ltd.	113,500	85,224
	Guangshen Railway Co., Ltd., Class H	176,000	57,234
	Guangzhou R&F Properties Co., Ltd., Class H	110,800	200,469
#	Guorui Properties, Ltd.	118,000	21,023
*	Haichang Ocean Park Holdings, Ltd.	141,000	21,858
#*	Harbin Electric Co., Ltd., Class H	40,000	13,152
*	HC Group, Inc.	68,500	17,536
*	Hi Sun Technology China, Ltd.	300,000	52,582
	Hisense Home Appliances Group Co., Ltd., Class H	22,000	24,132
*	Honghua Group, Ltd.	186,000	14,620
	Hopson Development Holdings, Ltd.	78,000	80,738
#	Hua Hong Semiconductor, Ltd.	49,000	100,980
	Huaneng Renewables Corp., Ltd., Class H	540,000	146,769
	Jiangxi Copper Co., Ltd., Class H	155,000	191,828
	Jiayuan International Group, Ltd.	48,000	20,767
	Jingrui Holdings, Ltd.	35,000	11,458
*	JinkoSolar Holding Co., Ltd., ADR	6,473	126,806
	Joy City Property, Ltd.	316,000	38,099
	Ju Teng International Holdings, Ltd.	96,000	22,715
*	Jumei International Holding, Ltd., ADR	6,100	13,847
	Kaisa Group Holdings, Ltd.	245,000	101,613
	Kingboard Holdings, Ltd.	82,000	201,661
	Kingboard Laminates Holdings, Ltd.	128,000	105,553
*	Kingsoft Corp., Ltd.	52,000	112,038
	Kunlun Energy Co., Ltd.	372,000	324,431
	KWG Group Holdings, Ltd.	147,000	136,673
	Lee & Man Chemical Co., Ltd.	22,000	11,381
	Lee & Man Paper Manufacturing, Ltd.	54,000	32,962
	Legend Holdings Corp., Class H	26,300	61,937
#*	Lifestyle China Group, Ltd.	55,500	17,682
	Livzon Pharmaceutical Group, Inc., Class H	10,530	25,544
	Lonking Holdings, Ltd.	313,000	81,193

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Maanshan Iron & Steel Co., Ltd., Class H	220,000	$83,393
	Metallurgical Corp. of China, Ltd., Class H	319,000	77,869
	Minmetals Land, Ltd.	100,000	15,482
	NetDragon Websoft Holdings, Ltd.	30,000	74,999
	Nexteer Automotive Group, Ltd.	18,000	18,707
	Nine Dragons Paper Holdings, Ltd.	184,000	148,934
	NVC Lighting Holdings, Ltd.	70,000	6,363
	Orient Securities Co., Ltd., Class H	76,000	46,323
*	Panda Green Energy Group, Ltd.	420,000	16,008
	PAX Global Technology, Ltd.	99,000	39,696
	Poly Property Group Co., Ltd.	250,000	92,226
	Pou Sheng International Holdings, Ltd.	225,000	62,601
#	Powerlong Real Estate Holdings, Ltd.	151,000	91,606
	Qingdao Port International Co., Ltd., Class H	103,000	73,411
	Qingling Motors Co., Ltd., Class H	46,000	11,839
	Red Star Macalline Group Corp., Ltd., Class H	57,800	50,390
	Ronshine China Holdings, Ltd.	32,000	41,658
	Sany Heavy Equipment International Holdings Co., Ltd.	104,000	40,890
	Seaspan Corp.	7,294	74,034
*	Semiconductor Manufacturing International Corp.	345,500	406,957
	Shandong Chenming Paper Holdings, Ltd., Class H	34,500	15,066
	Shanghai Electric Group Co., Ltd., Class H	290,000	100,725
	Shanghai Haohai Biological Technology Co., Ltd., Class H	4,000	23,477
	Shanghai Industrial Holdings, Ltd.	60,000	122,933
	Shanghai Industrial Urban Development Group, Ltd.	176,000	28,348
	Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	140,000	24,832
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	99,500	191,333
	Shenzhen International Holdings, Ltd.	45,000	83,121
	Shenzhen Investment, Ltd.	386,000	138,405
	Shimao Property Holdings, Ltd.	133,000	367,319
	Shougang Concord International Enterprises Co., Ltd.	360,000	13,991
	Shougang Fushan Resources Group, Ltd.	396,000	82,007
	Shui On Land, Ltd.	464,500	99,150
	Sihuan Pharmaceutical Holdings Group, Ltd.	364,000	74,570
*	Silver Grant International Holdings Group, Ltd.	164,000	31,027
*	SINA Corp.	4,559	178,348
#	Sinofert Holdings, Ltd.	356,000	39,823
	Sino-Ocean Group Holding, Ltd.	363,000	146,053
	Sinopec Engineering Group Co., Ltd., Class H	140,500	110,069
	Sinopec Kantons Holdings, Ltd.	130,000	52,301
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	216,000	75,359
	Sinopharm Group Co., Ltd., Class H	19,200	70,975
	Sinotrans, Ltd., Class H	231,000	79,617
#	Sinotruk Hong Kong, Ltd.	75,500	110,710
	Skyworth Group, Ltd.	278,000	75,483
	SOHO China, Ltd.	242,500	77,532
*	Sunshine 100 China Holdings, Ltd.	74,000	13,843
#*	Tarena International, Inc., ADR	8,079	12,846
	TCL Electronics Holdings, Ltd.	107,000	48,452
	Texhong Textile Group, Ltd.	31,000	31,132
	Tian An China Investment Co., Ltd.	27,000	13,244
*	Tian Ge Interactive Holdings, Ltd.	34,000	7,966
	Tiangong International Co., Ltd.	108,000	33,483
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	28,000	9,728
	Tianjin Port Development Holdings, Ltd.	114,000	11,727
	Tianneng Power International, Ltd.	90,000	71,971
*	Tibet Water Resources, Ltd.	72,000	17,940
	Tomson Group, Ltd.	34,000	9,712
#	Tongda Group Holdings, Ltd.	520,000	38,178

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Vipshop Holdings, Ltd., ADR	53,520	$406,752
	Wasion Holdings, Ltd.	60,000	21,879
	Weiqiao Textile Co., Class H	34,500	10,136
	West China Cement, Ltd.	328,000	55,269
	Xingda International Holdings, Ltd.	74,534	20,017
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	62,000	43,249
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	90,678	101,335
#	Xinyuan Real Estate Co., Ltd., ADR	8,920	37,375
	Xtep International Holdings, Ltd.	106,500	76,693
*	Xunlei, Ltd., ADR	4,589	10,233
	Yadea Group Holdings, Ltd.	78,000	15,917
	Yanzhou Coal Mining Co., Ltd., Class H	212,000	186,594
*	Yirendai, Ltd., ADR	2,786	31,175
	Yuexiu Property Co., Ltd.	852,000	192,602
	Yuzhou Properties Co., Ltd.	75,000	35,236
*	YY, Inc., ADR	6,115	392,522
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	171,800	119,942
TOTAL CHINA			19,081,839
COLOMBIA — (0.4%)
	Almacenes Exito SA	20,237	107,324
*	CEMEX Latam Holdings SA	32,076	41,061
*	Corp. Financiera Colombiana SA	9,082	74,795
	Grupo Argos SA	44,244	226,821
TOTAL COLOMBIA			450,001
GREECE — (0.4%)
	AUTOHELLAS SA	1,772	11,543
	Bank of Greece	1,813	29,487
*	Ellaktor SA	12,635	30,327
*	GEK Terna Holding Real Estate Construction SA	3,754	26,589
	Mytilineos SA	12,380	150,468
*	National Bank of Greece SA	45,964	134,046
*	Piraeus Bank SA	33,656	114,789
TOTAL GREECE			497,249
INDIA — (11.7%)
	ACC, Ltd.	7,742	175,006
	Adani Enterprises, Ltd.	20,898	38,766
*	Adani Transmissions, Ltd.	36,428	109,007
*	Aditya Birla Capital, Ltd.	73,935	88,009
*	Allahabad Bank	49,802	26,488
	Allcargo Logistics, Ltd.	7,469	10,499
	Ambuja Cements, Ltd.	6,674	19,412
*	Andhra Bank	100,148	27,145
*	Anveshan Heavy Engineering, Ltd.	876	5,844
	Apar Industries, Ltd.	1,269	9,137
	APL Apollo Tubes, Ltd.	538	10,950
	Apollo Tyres, Ltd.	45,245	103,275
*	Arvind Fashions, Ltd.	4,729	40,949
	Arvind, Ltd.	23,648	18,790
	Ashok Leyland, Ltd.	101,743	102,579
*	Ashoka Buildcon, Ltd.	11,027	19,285
	Aurobindo Pharma, Ltd.	5,501	45,342
	Bajaj Holdings & Investment, Ltd.	3,755	185,048
	Balkrishna Industries, Ltd.	4,857	49,569
	Balmer Lawrie & Co., Ltd.	6,849	17,137
	Balrampur Chini Mills, Ltd.	25,216	51,807

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Bank of Maharashtra	109,673	$20,378
	BEML, Ltd.	1,985	24,215
	Bharat Electronics, Ltd.	106,654	158,537
	Bharat Heavy Electricals, Ltd.	161,813	137,786
	Birla Corp., Ltd.	3,651	30,771
	Borosil Glass Works, Ltd.	2,853	5,496
	Brigade Enterprises, Ltd.	2,902	10,981
	BSE, Ltd.	1,590	11,732
	Can Fin Homes, Ltd.	5,185	29,068
*	Canara Bank	30,736	104,418
	Ceat, Ltd.	3,566	42,076
	Century Textiles & Industries, Ltd.	5,197	67,035
*	CG Power and Industrial Solutions, Ltd.	82,362	21,585
	Chambal Fertilizers & Chemicals, Ltd.	17,972	39,022
	Cipla, Ltd.	32,481	243,796
	City Union Bank, Ltd.	47,938	135,046
	Cochin Shipyard, Ltd.	3,729	19,371
*	Coffee Day Enterprises, Ltd.	5,178	9,198
	Container Corp. Of India, Ltd.	34,646	257,642
	Coromandel International, Ltd.	3,434	18,422
	Cox & Kings, Ltd.	14,772	2,468
	DCB Bank, Ltd.	29,588	83,401
	DCM Shriram, Ltd.	7,262	42,122
	Dewan Housing Finance Corp., Ltd.	25,687	18,252
	Dilip Buildcon, Ltd.	2,926	17,555
	Dish TV India, Ltd.	134,081	52,559
*	Dishman Carbogen Amcis, Ltd.	9,797	29,447
	DLF, Ltd.	89,747	230,014
	Dr Reddy's Laboratories, Ltd.	8,737	324,405
	eClerx Services, Ltd.	1,856	16,053
	Edelweiss Financial Services, Ltd.	47,807	101,561
	EID Parry India, Ltd.	13,557	28,344
	Engineers India, Ltd.	38,600	55,723
	Entertainment Network India, Ltd.	1,800	10,420
	Escorts, Ltd.	15,289	103,811
	Essel Propack, Ltd.	13,100	25,310
	Exide Industries, Ltd.	21,208	56,189
*	FDC, Ltd.	4,149	9,306
	Federal Bank, Ltd.	247,236	330,430
	Finolex Cables, Ltd.	5,643	30,648
	Finolex Industries, Ltd.	2,910	22,381
	Firstsource Solutions, Ltd.	28,378	20,198
	Gateway Distriparks, Ltd.	6,382	9,999
*	Gayatri Projects, Ltd.	7,061	14,529
	General Insurance Corp. of India	3,362	9,369
*	GFL, Ltd.	4,974	65,523
	GHCL, Ltd.	5,981	17,985
	Glenmark Pharmaceuticals, Ltd.	25,269	155,906
	Godfrey Phillips India, Ltd.	3,321	33,474
	Granules India, Ltd.	23,739	31,258
	Great Eastern Shipping Co., Ltd. (The)	11,434	39,080
	Greaves Cotton, Ltd.	11,143	21,582
	Greenpanel Industries, Ltd.	4,737	789
	Greenply Industries, Ltd.	4,737	8,425
	Gujarat Alkalies & Chemicals, Ltd.	4,036	24,341
	Gujarat Ambuja Exports, Ltd.	2,885	5,566
	Gujarat Mineral Development Corp., Ltd.	8,135	8,415
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	7,707	23,486
	Gujarat Pipavav Port, Ltd.	14,776	16,738

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Hathway Cable & Datacom, Ltd.	29,154	$8,437
	HeidelbergCement India, Ltd.	9,938	27,738
	Hikal, Ltd.	4,944	10,603
	Himachal Futuristic Communications, Ltd.	77,811	22,064
	Himadri Speciality Chemical, Ltd.	15,947	18,647
	Himatsingka Seide, Ltd.	3,148	6,089
	Hindalco Industries, Ltd.	112,031	308,639
*	Housing Development & Infrastructure, Ltd.	30,103	5,201
	HSIL, Ltd.	3,064	9,757
*	IDFC First Bank, Ltd.	265,852	161,413
*	IDFC, Ltd.	157,367	81,956
*	IFCI, Ltd.	137,396	14,427
	IIFL Finance, Ltd.	14,244	24,284
*	IIFL Securities, Ltd.	14,244	42,629
*	IIFL Wealth Management, Ltd.	2,035	2,814
	India Cements, Ltd. (The)	33,122	42,092
	Indiabulls Housing Finance, Ltd.	37,711	292,393
*	Indiabulls Real Estate, Ltd.	37,606	47,560
*	Indian Bank	21,862	59,340
	Indian Hotels Co., Ltd. (The)	24,224	50,043
*	Indian Overseas Bank	158,036	25,683
	Infibeam Avenues, Ltd.	27,370	16,487
*	Inox Leisure, Ltd.	7,264	31,069
*	Intellect Design Arena, Ltd.	7,781	25,283
	Ipca Laboratories, Ltd.	8,259	114,241
	ITD Cementation India, Ltd.	7,304	8,243
	Jagran Prakashan, Ltd.	7,667	9,301
	Jain Irrigation Systems, Ltd.	62,855	18,628
*	Jaiprakash Associates, Ltd.	218,125	6,923
*	Jammu & Kashmir Bank, Ltd. (The)	37,004	19,143
	JB Chemicals & Pharmaceuticals, Ltd.	2,024	10,992
	Jindal Saw, Ltd.	26,493	25,867
*	Jindal Steel & Power, Ltd.	71,104	138,062
	JK Cement, Ltd.	1,962	27,369
	JK Lakshmi Cement, Ltd.	5,723	27,598
	JK Paper, Ltd.	13,452	21,480
	JK Tyre & Industries, Ltd.	6,770	7,004
	JM Financial, Ltd.	39,853	38,119
*	JSW Energy, Ltd.	71,185	70,152
	Jubilant Life Sciences, Ltd.	10,790	68,237
*	Just Dial, Ltd.	6,530	65,593
	Kalpataru Power Transmission, Ltd.	5,738	40,024
	Karnataka Bank, Ltd. (The)	33,129	40,274
	Karur Vysya Bank, Ltd. (The)	65,165	59,452
	Kaveri Seed Co., Ltd.	2,772	17,913
	KEC International, Ltd.	14,665	65,303
*	Kiri Industries, Ltd.	2,791	19,618
	KNR Constructions, Ltd.	3,460	13,454
*	KPIT Engineering, Ltd.	25,181	29,789
*	KPIT Technologies, Ltd.	25,181	27,382
	KPR Mill, Ltd.	2,140	17,816
	KRBL, Ltd.	9,700	31,162
	L&T Finance Holdings, Ltd.	91,903	131,394
*	Lakshmi Vilas Bank, Ltd. (The)	24,882	17,343
	Laurus Labs, Ltd.	3,813	18,633
	LIC Housing Finance, Ltd.	50,638	378,992
	Lupin, Ltd.	30,254	336,448
	Magma Fincorp, Ltd.	17,169	20,331
	Maharashtra Scooters, Ltd.	662	38,687

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Maharashtra Seamless, Ltd.	5,333	$32,117
	Mahindra & Mahindra Financial Services, Ltd.	50,402	221,611
*	Mahindra CIE Automotive, Ltd.	14,124	36,827
	Mahindra Lifespace Developers, Ltd.	2,338	12,744
	Manappuram Finance, Ltd.	80,626	133,126
	Marksans Pharma, Ltd.	26,446	6,194
*	Max India, Ltd.	13,709	11,908
	Minda Corp., Ltd.	5,307	6,467
	MOIL, Ltd.	12,607	24,749
	Motilal Oswal Financial Services, Ltd.	6,018	45,450
	Mphasis, Ltd.	13,725	185,807
	MRF, Ltd.	215	166,634
	Multi Commodity Exchange of India, Ltd.	1,925	22,728
	Muthoot Finance, Ltd.	18,420	162,598
	Natco Pharma, Ltd.	5,151	38,453
	National Aluminium Co., Ltd.	96,361	63,443
	Nava Bharat Ventures, Ltd.	12,110	15,644
	Navin Fluorine International, Ltd.	1,166	10,529
	Navneet Education, Ltd.	15,785	23,585
	NCC, Ltd.	85,408	90,709
	NESCO, Ltd.	1,511	12,102
	NIIT Technologies, Ltd.	1,281	22,346
	NOCIL, Ltd.	4,237	5,422
*	Oberoi Realty, Ltd.	8,794	69,811
*	Odisha Cement, Ltd.	4,666	62,892
	Omaxe, Ltd.	7,179	20,761
*	Oriental Bank of Commerce	29,921	29,346
	Parag Milk Foods, Ltd.	5,536	18,517
	PC Jeweller, Ltd.	29,255	14,560
	Persistent Systems, Ltd.	7,143	54,274
	Petronet LNG, Ltd.	90,689	309,976
	Phillips Carbon Black, Ltd.	7,970	13,799
	Phoenix Mills, Ltd.(The)	5,997	55,752
	Piramal Enterprises, Ltd.	10,152	266,678
	PNB Housing Finance, Ltd.	8,531	87,503
	PNC Infratech, Ltd.	4,829	12,771
	Polyplex Corp., Ltd.	1,358	8,992
*	Power Finance Corp., Ltd.	132,788	209,933
	Praj Industries, Ltd.	13,041	19,982
	Prestige Estates Projects, Ltd.	17,342	63,796
	Prism Johnson, Ltd.	14,680	19,603
	PTC India, Ltd.	49,707	40,265
*	Punjab National Bank	128,827	128,959
	Rain Industries Ltd.	23,364	30,145
	Rajesh Exports, Ltd.	11,146	111,278
	Rallis India, Ltd.	6,437	14,860
	Ramco Cements, Ltd. (The)	6,959	73,594
	Ramkrishna Forgings, Ltd.	1,299	8,636
	Rane Holdings, Ltd.	577	7,695
	Rashtriya Chemicals & Fertilizers, Ltd.	22,775	16,393
	Raymond, Ltd.	4,928	46,809
	RBL Bank, Ltd.	19,574	113,914
	REC, Ltd.	132,979	270,029
	Redington India, Ltd.	44,660	70,053
	Reliance Capital, Ltd.	27,980	20,963
*	Reliance Power, Ltd.	102,272	5,474
	Repco Home Finance, Ltd.	4,281	20,220
	Sharda Cropchem, Ltd.	1,764	6,698
*	Shilpa Medicare, Ltd.	1,958	10,105

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Shriram City Union Finance, Ltd.	1,286	$25,326
	Shriram Transport Finance Co., Ltd.	25,076	350,898
	Sobha, Ltd.	8,336	66,311
	Somany Ceramics, Ltd.	2,052	10,474
	South Indian Bank, Ltd. (The)	177,967	31,552
	SRF, Ltd.	2,578	100,845
*	Steel Authority of India, Ltd.	99,143	61,233
	Strides Pharma Science, Ltd.	9,046	51,503
	Sundaram Finance, Ltd.	4,385	96,896
	Sunteck Realty, Ltd.	7,768	43,415
*	Syndicate Bank	125,524	57,778
	TAKE Solutions, Ltd.	9,845	13,564
	Tata Chemicals, Ltd.	11,231	94,259
	Tata Global Beverages, Ltd.	54,579	198,172
	Tejas Networks, Ltd.	3,361	4,434
	Thomas Cook India, Ltd.	17,303	46,945
	Time Technoplast, Ltd.	21,141	24,347
	Timken India, Ltd.	1,401	14,203
	Transport Corp. of India, Ltd.	5,527	21,200
	TV Today Network, Ltd.	2,698	10,559
*	TV18 Broadcast, Ltd.	68,802	21,568
	TVS Srichakra, Ltd.	316	7,274
*	UCO Bank	110,238	26,499
	Uflex, Ltd.	2,494	7,929
*	Union Bank of India	63,547	61,976
	VA Tech Wabag, Ltd.	4,573	19,197
	Vaibhav Global, Ltd.	1,289	16,910
	Vardhman Textiles, Ltd.	1,259	16,668
	Vesuvius India, Ltd.	611	8,864
	Vindhya Telelinks, Ltd.	449	6,047
*	Vodafone Idea, Ltd.	1,824,440	182,730
	Welspun Corp., Ltd.	9,965	16,322
	Welspun Enterprises, Ltd.	6,252	9,235
	Welspun India, Ltd.	46,870	34,416
	West Coast Paper Mills, Ltd.	2,110	6,735
*	Wockhardt, Ltd.	6,912	31,099
	Yes Bank, Ltd.	110,140	142,754
	Zensar Technologies, Ltd.	12,992	39,703
TOTAL INDIA			13,619,365
INDONESIA — (3.0%)
	Adaro Energy Tbk PT	2,432,800	218,778
	Adhi Karya Persero Tbk PT	334,900	35,189
*	Alam Sutera Realty Tbk PT	1,815,300	42,836
	Aneka Tambang Tbk PT	1,807,400	119,067
	Astra Agro Lestari Tbk PT	121,100	85,977
	Astra Otoparts Tbk PT	136,000	13,908
*	Bank Bukopin Tbk	1,313,400	27,853
*	Bank Pan Indonesia Tbk PT	434,700	44,489
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	265,300	29,986
	Bank Pembangunan Daerah Jawa Timur Tbk PT	316,900	14,447
*	Bank Permata Tbk PT	717,100	48,254
	Bank Tabungan Negara Persero Tbk PT	960,300	166,870
*	Bumi Serpong Damai Tbk PT	1,370,300	137,547
	Ciputra Development Tbk PT	2,222,800	194,882
*	Delta Dunia Makmur Tbk PT	807,300	27,758
*	Eagle High Plantations Tbk PT	2,031,300	20,650
	Elnusa Tbk PT	848,700	21,684
	Erajaya Swasembada Tbk PT	263,400	39,219

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Garuda Indonesia Persero Tbk PT	510,900	$14,556
	Global Mediacom Tbk PT	1,139,900	31,492
	Indah Kiat Pulp & Paper Corp. Tbk PT	362,300	191,196
	Indika Energy Tbk PT	444,100	46,632
	Indo Tambangraya Megah Tbk PT	58,000	69,297
	Indofood Sukses Makmur Tbk PT	420,100	210,923
	Indo-Rama Synthetics Tbk PT	18,700	5,953
	Intiland Development Tbk PT	545,900	17,218
*	Krakatau Steel Persero Tbk PT	285,400	7,023
	Lippo Karawaci Tbk PT	8,436,960	168,127
	Malindo Feedmill Tbk PT	206,200	16,277
*	Medco Energi Internasional Tbk PT	1,195,600	71,968
	Media Nusantara Citra Tbk PT	1,081,700	105,573
*	MNC Land Tbk PT	1,724,800	16,476
	Modernland Realty Tbk PT	2,099,600	39,403
	Pan Brothers Tbk PT	402,700	20,573
*	Panin Financial Tbk PT	3,192,000	79,494
*	Paninvest Tbk PT	140,700	13,665
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	684,000	51,569
	PP Persero Tbk PT	551,300	83,663
	PP Properti Tbk PT	4,485,600	36,348
	Puradelta Lestari Tbk PT	814,500	17,631
*	Rimo International Lestari Tbk PT	3,228,000	30,189
*	Sentul City Tbk PT	3,986,600	42,091
*	Siloam International Hospitals Tbk PT	44,700	20,036
	Sri Rejeki Isman Tbk PT	1,753,600	43,688
	Summarecon Agung Tbk PT	878,600	82,588
	Surya Semesta Internusa Tbk PT	883,000	50,870
	Tempo Scan Pacific Tbk PT	82,400	9,220
	Timah Tbk PT	620,300	45,526
*	Trada Alam Minera Tbk PT	2,672,100	22,445
	Tunas Baru Lampung Tbk PT	469,000	26,857
*	Vale Indonesia Tbk PT	482,400	103,245
*	Visi Media Asia Tbk PT	817,200	6,516
	Waskita Beton Precast Tbk PT	1,916,000	49,384
	Waskita Karya Persero Tbk PT	994,300	143,971
	Wijaya Karya Beton Tbk PT	212,800	8,843
	Wijaya Karya Persero Tbk PT	642,300	106,145
*	XL Axiata Tbk PT	542,400	124,289
TOTAL INDONESIA			3,520,354
MALAYSIA — (3.2%)
	Aeon Co. M Bhd	96,000	40,100
	AFFIN Bank Bhd	44,500	21,742
	AirAsia Group Bhd	245,200	116,056
	Alliance Bank Malaysia Bhd	147,400	131,115
	Allianz Malaysia Bhd	3,700	12,455
	AMMB Holdings Bhd	284,700	291,219
*	Berjaya Corp. Bhd	447,700	28,180
	Boustead Holdings Bhd	58,300	16,078
	Boustead Plantations Bhd	59,400	10,055
*	Bumi Armada Bhd	375,700	20,735
	Cahya Mata Sarawak Bhd	79,000	54,304
*	Dayang Enterprise Holdings Bhd	61,200	21,089
	DRB-Hicom Bhd	171,500	109,587
*	Eastern & Oriental Bhd	122,600	23,679
*	Eco World Development Group Bhd	42,200	8,010
	Ekovest BHD	254,400	51,016
*	FGV Holdings Bhd	325,900	88,934

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Gadang Holdings Bhd	106,200	$21,129
	Gamuda Bhd	294,300	263,728
	Genting Plantations Bhd	5,300	12,458
	George Kent Malaysia Bhd	96,500	26,938
#*	Hengyuan Refining Co. Bhd	22,900	27,688
	IJM Corp. Bhd	451,100	253,863
	IOI Properties Group Bhd	231,700	70,507
*	Iskandar Waterfront City Bhd	81,900	19,228
*	JAKS Resources Bhd	100,200	18,812
	Keck Seng Malaysia Bhd	8,000	9,066
*	KNM Group Bhd	566,400	55,118
	LBS Bina Group Bhd	61,400	7,871
	Lotte Chemical Titan Holding Bhd	49,200	33,661
	Magnum Bhd	86,900	56,317
	Mah Sing Group Bhd	151,300	33,839
	Malaysia Airports Holdings Bhd	159,400	322,879
#	Malaysia Building Society Bhd	264,456	55,628
	Malaysian Pacific Industries Bhd	10,100	22,244
	Malaysian Resources Corp. Bhd	182,400	40,046
	Matrix Concepts Holdings Bhd	65,700	30,210
	MBM Resources BHD	15,700	12,516
	Mega First Corp. Bhd	37,500	34,423
	MKH Bhd	39,000	11,412
	MMC Corp. Bhd	174,000	46,232
	Muhibbah Engineering M Bhd	39,300	25,487
	Oriental Holdings BHD	7,600	12,073
#	OSK Holdings Bhd	50,000	11,295
	Paramount Corp. Bhd	53,060	19,400
	Petron Malaysia Refining & Marketing Bhd	7,600	10,993
	Pos Malaysia Bhd	65,900	27,554
	Sapura Energy Bhd	316,300	22,807
	Sarawak Oil Palms Bhd	3,700	2,047
	Sime Darby Bhd	415,300	219,634
	Sime Darby Property Bhd	443,400	104,685
	SP Setia Bhd Group	235,899	111,657
	Sunway Bhd	212,201	85,138
#	Ta Ann Holdings Bhd	29,600	16,116
	TA Enterprise Bhd	176,800	27,388
	Tropicana Corp. Bhd	57,800	12,030
	UEM Sunrise Bhd	183,900	35,518
	UMW Holdings Bhd	8,500	10,408
	United Malacca Bhd	18,300	22,613
	UOA Development Bhd	17,900	9,015
*	Vizione Holdings Bhd	65,700	15,381
	VS Industry Bhd	180,500	52,215
	WCT Holdings Bhd	127,194	35,064
	Yinson Holdings Bhd	72,900	122,553
	YNH Property Bhd	32,000	21,655
	YTL Corp. Bhd	505,200	125,711
TOTAL MALAYSIA			3,688,604
MEXICO — (3.0%)
#	ALEATICA S.A.B. de C.V.	25,687	22,103
#	Alfa S.A.B. de C.V., Class A	433,545	375,545
	Alpek S.A.B. de C.V.	87,730	94,809
*	Axtel S.A.B. de C.V.	80,525	10,421
	Banco del Bajio SA	114,740	215,604
#	Becle S.A.B. de C.V.	42,500	63,094
	Cemex S.A.B. de C.V.	1,265,619	450,409

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Consorcio ARA S.A.B. de C.V.	98,355	$20,529
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	7,922	77,556
	Cydsa S.A.B. de C.V.	8,498	10,620
*	Elementia S.A.B. de C.V.	5,664	1,818
#*	Genomma Lab Internacional S.A.B. de C.V., Class B	145,685	133,189
	Gentera S.A.B. de C.V.	103,082	84,666
*	Grupo Aeromexico S.A.B. de C.V.	50,391	39,442
	Grupo Carso S.A.B. de C.V.	43,068	137,741
#	Grupo Cementos de Chihuahua S.A.B. de C.V.	28,788	153,766
#	Grupo Comercial Chedraui S.A. de C.V.	51,311	77,005
	Grupo Herdez S.A.B. de C.V., Series *	35,153	73,741
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	28,640	8,250
	Grupo Industrial Saltillo S.A.B. de C.V.	19,600	19,433
	Grupo KUO S.A.B. de C.V., Series B	5,100	12,505
#	Grupo Televisa S.A.B.	105,605	200,037
*	Grupo Traxion S.A.B. de C.V.	74,509	54,782
#*	Hoteles City Express S.A.B. de C.V.	62,040	61,736
	Industrias Bachoco S.A.B. de C.V., Series B	20,205	91,506
*	Industrias CH S.A.B. de C.V.	11,503	37,786
#	Industrias Penoles S.A.B. de C.V.	19,738	181,583
#*	La Comer S.A.B. de C.V.	100,368	120,460
	Medica Sur S.A.B. de C.V., Series B	6,100	6,653
	Mexichem S.A.B. de C.V.	91,024	166,338
	Nemak S.A.B. de C.V.	115,418	52,699
	Organizacion Cultiba S.A.B. de C.V.	12,561	9,163
#	Promotora y Operadora de Infraestructura S.A.B. de C.V.	31,967	287,747
	TV Azteca S.A.B. de C.V.	385,500	31,381
	Unifin Financiera S.A.B. de C.V. SOFOM ENR	27,450	57,826
	Vitro S.A.B. de C.V., Series A	4,000	8,970
TOTAL MEXICO			3,450,913
PHILIPPINES — (1.5%)
	8990 Holdings, Inc.	109,100	33,860
	Alliance Global Group, Inc.	736,100	224,693
	Belle Corp.	525,000	23,289
	Cebu Air, Inc.	38,560	70,697
	China Banking Corp.	87,400	46,134
	Cosco Capital, Inc.	303,100	40,787
	DMCI Holdings, Inc.	67,200	13,370
	Filinvest Development Corp.	121,800	33,418
	Filinvest Land, Inc.	1,703,000	63,468
	First Philippine Holdings Corp.	31,550	53,648
	GT Capital Holdings, Inc.	10,659	193,532
	Integrated Micro-Electronics, Inc.	72,600	13,523
	International Container Terminal Services, Inc.	14,660	38,802
	Lopez Holdings Corp.	173,300	15,435
	LT Group, Inc.	250,800	69,408
	Megaworld Corp.	1,683,700	202,187
	Nickel Asia Corp.	405,000	20,065
	Petron Corp.	283,200	30,820
	Philex Mining Corp.	146,000	9,794
*	Philippine National Bank	57,773	56,372
	Pilipinas Shell Petroleum Corp.	11,500	8,672
	RFM Corp.	109,000	10,815
	Rizal Commercial Banking Corp.	68,400	41,255
	Robinsons Land Corp.	288,800	155,191
	Security Bank Corp.	36,300	130,008
	Union Bank Of Philippines	19,090	22,595

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Vista Land & Lifescapes, Inc.	634,700	$95,278
TOTAL PHILIPPINES			1,717,116
POLAND — (1.5%)
	Agora SA	3,156	9,976
*	Alior Bank SA	14,847	178,806
	Amica SA	672	20,387
	Asseco Poland SA	13,478	190,472
	Bank Handlowy w Warszawie SA	4,450	60,523
*	Bank Millennium SA	97,447	190,291
	Ciech SA	5,343	54,461
	ComArch SA	626	28,363
	Cyfrowy Polsat SA	20,099	155,449
	Dom Development SA	185	3,718
	Echo Investment SA	14,725	17,671
*	Enea SA	37,542	79,670
	Grupa Azoty SA	8,937	102,829
	Grupa Lotos SA	11,487	258,024
	Inter Cars SA	214	10,894
*	Jastrzebska Spolka Weglowa SA	8,492	85,292
	Kernel Holding SA	7,613	95,011
	KRUK SA	470	22,425
	LC Corp. SA	39,555	28,243
	Lubelski Wegiel Bogdanka SA	1,563	14,823
*	Netia SA	19,625	23,690
	PKP Cargo SA	3,662	31,837
	Stalexport Autostrady SA	13,257	11,849
	Stalprodukt SA	216	11,705
*	Tauron Polska Energia SA	181,084	73,672
	VRG SA	10,363	11,600
TOTAL POLAND			1,771,681
RUSSIA — (1.0%)
	Etalon Group P.L.C., GDR	14,720	32,531
	Globaltrans Investment P.L.C., GDR	8,642	75,877
	Magnitogorsk Iron & Steel Works PJSC, GDR	16,840	145,489
*	Mail.Ru Group, Ltd., GDR	4,918	125,507
	PhosAgro PJSC, GDR	6,701	83,562
	Ros Agro P.L.C., GDR	3,013	34,891
	RusHydro PJSC, ADR	103,992	87,509
	Severstal PJSC, GDR	3,843	61,834
	TMK PJSC, GDR	3,822	13,778
	VEON, Ltd.	57,567	180,185
	VTB Bank PJSC, GDR	123,910	165,172
	X5 Retail Group NV, GDR	6,694	223,847
TOTAL RUSSIA			1,230,182
SOUTH AFRICA — (7.1%)
	Adcock Ingram Holdings, Ltd.	6,350	25,251
*	Adcorp Holdings, Ltd.	7,281	11,904
	Advtech, Ltd.	84,198	74,386
	AECI, Ltd.	32,383	210,782
	African Oxygen, Ltd.	17,052	25,343
	African Rainbow Minerals, Ltd.	29,837	367,544
	Alexander Forbes Group Holdings, Ltd.	176,003	68,911
	Allied Electronics Corp., Ltd., Class A	36,040	69,702
	Alviva Holdings, Ltd.	19,705	22,213
	AngloGold Ashanti, Ltd.	25,079	430,975

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	AngloGold Ashanti, Ltd.	22,300	$380,438
	Aspen Pharmacare Holdings, Ltd.	10,670	66,971
	Assore, Ltd.	5,691	138,775
	Astral Foods, Ltd.	10,870	124,734
	Barloworld, Ltd.	34,950	292,983
	Bidvest Group, Ltd. (The)	29,884	382,684
*	Blue Label Telecoms, Ltd.	41,945	10,704
	Clover Industries, Ltd.	18,040	29,017
	DataTec, Ltd.	57,458	134,684
	Distell Group Holdings, Ltd.	5,639	52,394
*	EOH Holdings, Ltd.	25,195	31,178
	Exxaro Resources, Ltd.	43,210	501,058
	Gold Fields, Ltd.	66,459	339,433
	Gold Fields, Ltd., Sponsored ADR	91,296	461,045
	Grindrod, Ltd.	61,737	25,912
*	Harmony Gold Mining Co., Ltd.	81,964	203,056
*	Harmony Gold Mining Co., Ltd., Sponsored ADR	16,913	41,268
	Hudaco Industries, Ltd.	3,955	32,245
*	Impala Platinum Holdings, Ltd.	106,402	567,638
	Imperial Logistics, Ltd.	22,265	70,582
	Invicta Holdings, Ltd.	6,213	10,270
	KAP Industrial Holdings, Ltd.	223,916	80,624
	Lewis Group, Ltd.	6,721	15,233
	Liberty Holdings, Ltd.	21,936	165,905
	Life Healthcare Group Holdings, Ltd.	149,194	234,887
*	Long4Life, Ltd.	88,335	27,889
	Merafe Resources, Ltd.	107,504	9,077
	Metair Investments, Ltd.	31,298	51,756
	Momentum Metropolitan Holdings	163,591	192,626
	Motus Holdings Ltd.	12,473	64,265
	Mpact, Ltd.	21,681	34,254
*	Nampak, Ltd.	126,634	87,854
	Oceana Group, Ltd.	5,864	27,852
#	Omnia Holdings, Ltd.	14,165	33,288
	Peregrine Holdings, Ltd.	32,244	41,412
	Pioneer Foods Group, Ltd.	23,061	165,442
#*	PPC, Ltd.	383,168	130,081
	Raubex Group, Ltd.	35,771	47,699
	RCL Foods, Ltd.	9,673	7,019
	Reunert, Ltd.	33,165	150,521
	Rhodes Food Group Pty, Ltd.	6,432	7,626
*	Royal Bafokeng Platinum, Ltd.	12,976	30,634
	Sappi, Ltd.	74,610	270,556
*	Sibanye Gold, Ltd.	299,636	370,563
*	Super Group, Ltd.	62,202	128,218
	Telkom SA SOC, Ltd.	61,152	365,139
	Tongaat Hulett, Ltd.	28,548	26,292
	Transaction Capital, Ltd.	49,054	78,655
*	Trencor, Ltd.	27,669	47,580
	Tsogo Sun Gaming, Ltd.	72,139	70,662
	Wilson Bayly Holmes-Ovcon, Ltd.	9,319	74,949
TOTAL SOUTH AFRICA			8,242,638
SOUTH KOREA — (15.2%)
*	Able C&C Co., Ltd.	1,801	15,154
	Aekyung Petrochemical Co., Ltd.	4,211	26,860
*	Agabang&Company	4,166	10,075
*	AJ Rent A Car Co., Ltd.	2,199	19,105
	AK Holdings, Inc.	985	34,040

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	ALUKO Co., Ltd.	8,599	$16,738
	Asia Cement Co., Ltd.	269	18,371
	ASIA Holdings Co., Ltd.	91	8,241
	Asia Paper Manufacturing Co., Ltd.	1,081	29,831
*	Asiana Airlines, Inc.	17,738	86,264
	Autech Corp.	1,278	11,054
	BGF Co., Ltd.	4,573	23,889
	Binggrae Co., Ltd.	1,362	74,918
	BNK Financial Group, Inc.	43,405	256,038
	Busan City Gas Co., Ltd.	284	8,754
	Byucksan Corp.	8,914	15,305
	Capro Corp.	7,250	21,368
	Chongkundang Holdings Corp.	380	33,227
	Chosun Refractories Co., Ltd.	302	21,172
	CJ CheilJedang Corp.	1,156	277,736
	CJ Corp.	2,382	186,855
	CJ Hello Co., Ltd.	3,508	17,673
*	CJ Logistics Corp.	563	64,999
	D.I Corp.	3,646	10,086
	Dae Han Flour Mills Co., Ltd.	144	22,643
	Dae Won Kang Up Co., Ltd.	5,249	17,533
	Daeduck Electronics Co.	5,983	51,480
	Daekyo Co., Ltd.	5,085	26,294
	Daelim Industrial Co., Ltd.	4,669	414,804
	Daesang Corp.	3,678	73,900
*	Daewoo Engineering & Construction Co., Ltd.	26,853	92,561
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	6,460	158,986
*	Danal Co., Ltd.	13,434	32,719
	Daou Data Corp.	2,532	18,115
	Daou Technology, Inc.	5,867	100,598
	DB Financial Investment Co., Ltd.	3,038	11,700
	DB HiTek Co., Ltd.	7,287	80,899
	DB Insurance Co., Ltd.	8,076	382,205
*	Deutsch Motors, Inc.	6,227	46,624
	DGB Financial Group, Inc.	28,574	181,438
	DI Dong Il Corp.	179	10,851
	DMS Co., Ltd.	4,659	19,517
	Dong-A ST Co., Ltd.	312	24,173
	Dong-Ah Geological Engineering Co., Ltd.	2,381	43,711
*	Dongkuk Steel Mill Co., Ltd.	9,676	54,147
	DONGSUNG Corp.	4,993	22,898
	Dongwha Pharm Co., Ltd.	3,593	26,996
	Dongwon Development Co., Ltd.	7,989	32,506
	Dongwon Industries Co., Ltd.	188	36,332
	Doosan Bobcat, Inc.	6,812	205,798
	Doosan Corp.	767	67,712
*	Doosan Heavy Industries & Construction Co., Ltd.	21,717	110,887
*	Doosan Infracore Co., Ltd.	21,457	111,658
	DTR Automotive Corp.	739	19,826
	e Tec E&C, Ltd.	342	22,665
	Easy Bio, Inc.	5,999	26,516
	E-MART, Inc.	3,458	354,474
	EM-Tech Co., Ltd.	2,190	21,667
	ENF Technology Co., Ltd.	2,872	46,808
	Eugene Corp.	10,128	42,991
	Eugene Technology Co., Ltd.	2,599	24,216
	Farmsco	3,427	14,767
	Fursys, Inc.	403	10,334
	Green Cross Holdings Corp.	1,809	29,818

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	GS Engineering & Construction Corp.	9,935	$282,963
	GS Global Corp.	11,688	23,974
	GS Holdings Corp.	8,154	345,458
	GS Home Shopping, Inc.	574	81,075
	GS Retail Co., Ltd.	2,384	74,990
	Gwangju Shinsegae Co., Ltd.	63	9,203
	HAESUNG DS Co., Ltd.	2,578	28,038
*	Halla Corp.	6,443	17,040
	Halla Holdings Corp.	1,256	45,401
	Handok, Inc.	1,372	27,269
	Handsome Co., Ltd.	2,491	78,060
*	Hanjin Heavy Industries & Construction Co., Ltd.	3,503	14,572
	Hanjin Transportation Co., Ltd.	1,543	40,366
	Hankook Tire & Technology Co., Ltd.	11,828	308,292
	Hansae Yes24 Holdings Co., Ltd.	3,050	19,512
	Hanshin Construction	1,431	18,912
*	Hansol Holdings Co., Ltd.	5,410	19,420
	Hansol HomeDeco Co., Ltd.	11,444	11,491
	Hansol Paper Co., Ltd.	3,482	41,451
*	Hansol Technics Co., Ltd.	5,142	30,203
*	Hanwha Aerospace Co., Ltd.	6,356	172,208
	Hanwha Chemical Corp.	17,310	270,874
	Hanwha Corp.	7,084	141,806
	Hanwha General Insurance Co., Ltd.	7,541	22,174
*	Hanwha Investment & Securities Co., Ltd.	19,019	34,369
	Hanwha Life Insurance Co., Ltd.	51,376	113,550
	Hanyang Eng Co., Ltd.	2,207	21,228
*	Harim Co., Ltd.	11,062	25,129
	Harim Holdings Co., Ltd.	4,838	41,673
	HDC Holdings Co., Ltd.	5,899	61,877
*	Heungkuk Fire & Marine Insurance Co., Ltd.	9,154	30,176
	Hite Jinro Co., Ltd.	4,304	77,120
	HJ Magnolia Yongpyong Hotel & Resort Corp.	5,843	32,212
	Huchems Fine Chemical Corp.	816	15,632
	Huons Global Co., Ltd.	833	22,300
	Huvis Corp.	1,579	9,119
	HwaSung Industrial Co., Ltd.	1,665	18,253
	Hy-Lok Corp.	1,868	28,650
	Hyosung Corp.	196	13,469
	Hyundai BNG Steel Co., Ltd.	2,603	18,347
	Hyundai Construction Equipment Co., Ltd.	1,632	42,645
	Hyundai Corp.	1,610	26,365
	Hyundai Department Store Co., Ltd.	2,689	167,734
*	Hyundai Electric & Energy System Co., Ltd.	952	10,985
	Hyundai Glovis Co., Ltd.	2,598	336,648
	Hyundai Greenfood Co., Ltd.	7,090	74,070
	Hyundai Home Shopping Network Corp.	898	70,747
	Hyundai Hy Communications & Networks Co., Ltd.	5,306	16,020
	Hyundai Livart Furniture Co., Ltd.	1,826	23,869
	Hyundai Marine & Fire Insurance Co., Ltd.	10,237	241,395
	Hyundai Motor Securities Co., Ltd.	3,996	34,463
	Hyundai Wia Corp.	2,823	102,716
	HyVision System, Inc.	3,468	24,110
	ICD Co., Ltd.	2,922	28,233
	IDIS Holdings Co., Ltd.	1,420	13,779
	IHQ, Inc.	12,983	19,720
	Ilshin Spinning Co., Ltd.	160	12,097
	iMarketKorea, Inc.	4,471	44,240
*	Interflex Co., Ltd.	1,958	16,054

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Interpark Holdings Corp.	5,276	$9,735
	INTOPS Co., Ltd.	2,924	36,632
	IS Dongseo Co., Ltd.	1,974	55,386
	IsuPetasys Co., Ltd.	7,799	31,969
	Jahwa Electronics Co., Ltd.	2,599	21,267
	Kangnam Jevisco Co., Ltd.	580	11,999
	KAON Media Co., Ltd.	3,271	27,618
	KC Co., Ltd.	2,037	21,931
	KCC Corp.	990	202,970
	KG Chemical Corp.	1,807	17,922
	KGMobilians Co., Ltd.	3,097	15,359
	KISCO Corp.	2,292	10,204
	KISCO Holdings Co., Ltd.	1,802	19,231
	KISWIRE, Ltd.	558	11,210
	KIWOOM Securities Co., Ltd.	2,087	127,677
	KMH Co., Ltd.	4,054	19,764
	Kolon Corp.	1,235	17,014
	Kolon Industries, Inc.	2,837	95,003
	Korea Alcohol Industrial Co., Ltd.	1,839	12,289
	Korea Asset In Trust Co., Ltd.	5,830	18,525
	Korea Autoglass Corp.	1,897	29,331
	Korea Electric Terminal Co., Ltd.	1,452	81,527
	Korea Investment Holdings Co., Ltd.	7,037	439,018
*	Korea Line Corp.	2,164	46,107
	Korea Petrochemical Ind Co., Ltd.	740	74,715
	Korea Real Estate Investment & Trust Co., Ltd.	23,718	43,780
	Korean Air Lines Co., Ltd.	7,204	154,709
	Korean Reinsurance Co.	14,855	100,141
	Kortek Corp.	2,426	26,301
	KPX Chemical Co., Ltd.	249	11,881
	KT Skylife Co., Ltd.	3,494	29,485
*	KTB Investment & Securities Co., Ltd.	10,955	24,154
	Kukdo Chemical Co., Ltd.	754	30,872
	Kumho Industrial Co., Ltd.	2,973	32,733
	Kumho Petrochemical Co., Ltd.	2,943	201,819
	Kwang Dong Pharmaceutical Co., Ltd.	6,444	36,804
	Kyeryong Construction Industrial Co., Ltd.	554	11,899
	Kyobo Securities Co., Ltd.	3,914	32,188
	Kyungbang Co., Ltd.	1,871	15,763
	Kyungdong Pharm Co., Ltd.	2,282	16,208
	Kyung-In Synthetic Corp.	5,504	38,612
	LEADCORP, Inc. (The)	2,739	15,053
	LF Corp.	2,925	60,264
	LG Hausys, Ltd.	938	47,292
	LG Innotek Co., Ltd.	2,363	223,133
	LG International Corp.	4,819	74,751
	LIG Nex1 Co., Ltd.	1,247	30,909
	Lotte Chilsung Beverage Co., Ltd.	550	67,232
	Lotte Corp.	2,483	71,030
	LOTTE Fine Chemical Co., Ltd.	2,962	121,088
	Lotte Food Co., Ltd.	74	30,531
	LOTTE Himart Co., Ltd.	1,797	55,618
*	Lotte Non-Life Insurance Co., Ltd.	14,792	25,507
	Lotte Shopping Co., Ltd.	1,417	162,052
	LS Corp.	2,906	107,902
	LS Industrial Systems Co., Ltd.	2,061	79,880
*	Lumens Co., Ltd.	10,766	16,470
	Mando Corp.	5,284	150,293
	Meritz Financial Group, Inc.	6,357	74,628

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Meritz Fire & Marine Insurance Co., Ltd.	4,835	$81,248
	Meritz Securities Co., Ltd.	46,870	199,251
	Mirae Asset Daewoo Co., Ltd.	64,437	406,817
	Mirae Asset Life Insurance Co., Ltd.	14,911	50,077
	MK Electron Co., Ltd.	4,052	27,631
	Moorim P&P Co., Ltd.	4,758	17,313
	Muhak Co., Ltd.	3,935	34,831
	Namhae Chemical Corp.	2,744	20,912
	Namyang Dairy Products Co., Ltd.	48	21,733
*	Neowiz	2,725	29,289
	Nexen Corp.	3,032	15,154
	Nexen Tire Corp.	6,381	46,261
	NH Investment & Securities Co., Ltd.	23,021	252,377
*	NHN Corp.	1,849	97,037
	NICE Holdings Co., Ltd.	2,945	53,871
	Nice Information & Telecommunication, Inc.	623	16,371
	Nong Shim Holdings Co., Ltd.	164	10,989
	NongShim Co., Ltd.	507	100,451
	NS Shopping Co., Ltd.	2,986	26,050
	OCI Co., Ltd.	3,004	189,667
	Orange Life Insurance, Ltd.	3,758	89,773
	Orion Holdings Corp.	4,507	59,272
*	Pan Ocean Co., Ltd.	39,992	161,599
	Poongsan Corp.	2,799	55,552
	Poongsan Holdings Corp.	612	19,380
	Posco International Corp.	7,967	125,422
	Pulmuone Co., Ltd.	1,280	11,645
	Reyon Pharmaceutical Co., Ltd.	1,419	16,958
*	RFTech Co., Ltd.	3,243	21,951
	S&T Motiv Co., Ltd.	1,479	62,326
	Sajo Industries Co., Ltd.	588	22,315
	Sam Young Electronics Co., Ltd.	2,074	18,116
	Sam Yung Trading Co., Ltd.	2,468	34,335
	Samho Development Co., Ltd.	4,766	18,364
	Samick Musical Instruments Co., Ltd.	8,299	11,658
	Samji Electronics Co., Ltd.	1,682	15,449
	Samkwang Glass Co., Ltd.	874	27,430
	Sammok S-Form Co., Ltd.	2,023	17,370
*	SAMPYO Cement Co., Ltd.	9,240	25,615
	Samsung Card Co., Ltd.	4,944	151,492
*	Samsung Heavy Industries Co., Ltd.	61,706	365,534
	Samsung Securities Co., Ltd.	10,310	316,732
	Samyang Corp.	593	26,838
	Samyang Holdings Corp.	509	29,873
*	SBW	22,720	21,630
*	S-Connect Co., Ltd.	8,958	11,167
	Seah Besteel Corp.	2,148	29,270
	Sebang Co., Ltd.	1,020	10,309
	Sebang Global Battery Co., Ltd.	1,376	47,002
	Seohan Co., Ltd.	19,101	21,793
	Seohee Construction Co., Ltd.	27,983	27,974
*	SFA Semicon Co., Ltd.	8,599	18,357
	Shindaeyang Paper Co., Ltd.	369	21,389
	Shinsegae Food Co., Ltd.	418	26,221
	Shinsegae Information & Communication Co., Ltd.	286	31,084
	Shinsegae, Inc.	1,260	268,001
*	Shinsung E&G Co., Ltd.	21,811	19,332
	Shinyoung Securities Co., Ltd.	497	24,646
	Silla Co., Ltd.	770	8,089

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SIMMTECH Co., Ltd.	4,307	$19,356
	Sindoh Co., Ltd.	1,082	39,392
	SK Chemicals Co., Ltd.	1,103	41,327
	SK Discovery Co., Ltd.	2,070	42,246
	SK Gas, Ltd.	1,140	74,514
	SK Networks Co., Ltd.	24,348	102,099
	SKC Co., Ltd.	4,832	171,569
	SL Corp.	2,473	46,004
*	S-MAC Co., Ltd.	36,548	26,511
*	Solid, Inc.	1,131	5,186
	Songwon Industrial Co., Ltd.	2,633	41,648
	Soulbrain Co., Ltd.	1,537	84,076
	SPG Co., Ltd.	4,430	31,646
*	Ssangyong Motor Co.	6,352	17,796
	ST Pharm Co., Ltd.	1,650	19,556
	Suheung Co., Ltd.	1,350	36,190
	Sung Kwang Bend Co., Ltd.	2,934	22,686
*	Sungchang Enterprise Holdings, Ltd.	12,418	18,814
	Sungshin Cement Co., Ltd.	4,536	28,989
	Sungwoo Hitech Co., Ltd.	8,732	27,878
	Sunjin Co., Ltd.	2,612	22,436
	Taekwang Industrial Co., Ltd.	70	73,378
*	Taewoong Co., Ltd.	3,151	24,346
	Taeyoung Engineering & Construction Co., Ltd.	4,719	52,556
	TechWing, Inc.	3,343	29,638
	TES Co., Ltd.	2,837	38,425
*	TK Chemical Corp.	8,032	17,894
	TK Corp.	2,960	23,171
	Tongyang Life Insurance Co., Ltd.	5,937	19,384
	Tongyang, Inc.	19,744	26,910
	Top Engineering Co., Ltd.	3,288	24,208
	Toptec Co., Ltd.	2,680	21,842
	Tovis Co., Ltd.	1,651	9,661
	Unid Co., Ltd.	1,341	53,644
	Whanin Pharmaceutical Co., Ltd.	625	8,627
*	Wonik Holdings Co., Ltd.	8,665	26,997
	Wonik Materials Co., Ltd.	1,147	22,466
*	Woongjin Co., Ltd.	15,317	18,627
	Y G-1 Co., Ltd.	3,707	26,394
	Youlchon Chemical Co., Ltd.	2,606	34,554
	Young Poong Corp.	78	44,718
	Youngone Corp.	3,385	95,963
	Youngone Holdings Co., Ltd.	926	41,128
*	Yuanta Securities Korea Co., Ltd.	17,353	40,159
	Zeus Co., Ltd.	1,991	20,291
TOTAL SOUTH KOREA			17,754,144
TAIWAN — (17.9%)
	Ability Enterprise Co., Ltd.	36,000	19,886
	AcBel Polytech, Inc.	83,000	60,179
	Acer, Inc.	550,000	332,186
	A-DATA Technology Co., Ltd.	51,000	86,016
	Advanced International Multitech Co., Ltd.	14,000	18,474
*	AGV Products Corp.	44,000	10,449
	Alchip Technologies, Ltd.	11,000	35,285
*	ALI Corp.	59,000	21,270
	Alpha Networks, Inc.	73,000	53,337
	Altek Corp.	59,000	47,239
	Ambassador Hotel (The)	50,000	35,612

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	AmTRAN Technology Co., Ltd.	164,000	$59,423
	Apacer Technology, Inc.	10,000	10,526
	APCB, Inc.	17,000	14,560
*	Apex International Co., Ltd.	28,000	46,035
	Ardentec Corp.	92,000	88,202
*	Asia Pacific Telecom Co., Ltd.	232,000	52,662
	Asia Polymer Corp.	66,000	31,799
	Asia Vital Components Co., Ltd.	60,000	77,345
	AU Optronics Corp.	511,000	134,913
	Audix Corp.	8,000	9,494
	Bank of Kaohsiung Co., Ltd.	66,000	20,694
	BES Engineering Corp.	361,000	88,838
	Capital Securities Corp.	323,000	98,283
	Casetek Holdings, Ltd.	31,000	50,798
	Cathay Real Estate Development Co., Ltd.	104,000	72,777
	Celxpert Energy Corp.	10,000	9,471
	Channel Well Technology Co., Ltd.	31,000	25,202
	CHC Healthcare Group	13,000	20,382
	Chen Full International Co., Ltd.	12,000	16,247
	Cheng Loong Corp.	135,000	81,252
*	Cheng Mei Materials Technology Corp.	78,000	26,639
	Cheng Uei Precision Industry Co., Ltd.	76,000	82,382
	Chia Chang Co., Ltd.	17,000	21,446
	Chia Hsin Cement Corp.	51,000	27,203
	Chilisin Electronics Corp.	28,000	74,910
	China Airlines, Ltd.	438,000	134,191
	China Bills Finance Corp.	96,000	45,478
	China Chemical & Pharmaceutical Co., Ltd.	48,000	28,473
	China General Plastics Corp.	79,040	53,987
	China Life Insurance Co., Ltd.	320,370	264,016
	China Man-Made Fiber Corp.	249,000	74,851
	China Metal Products	79,000	82,346
	China Motor Corp.	109,000	89,400
	China Petrochemical Development Corp.	581,700	193,228
	Chin-Poon Industrial Co., Ltd.	68,000	73,223
	Chipbond Technology Corp.	98,000	196,482
	ChipMOS Techinologies, Inc.	50,000	45,663
	Chong Hong Construction Co., Ltd.	31,000	88,988
	Chun Yuan Steel	34,000	11,087
	Chung Hsin Electric & Machinery Manufacturing Corp.	73,000	49,291
	Chung Hung Steel Corp.	161,000	54,196
	Chung Hwa Pulp Corp.	48,000	15,690
	Clevo Co.	74,000	75,465
*	CMC Magnetics Corp.	360,000	78,682
	Compal Electronics, Inc.	690,000	421,567
	Compeq Manufacturing Co., Ltd.	189,000	162,066
	Concord Securities Co., Ltd.	57,680	13,619
	Continental Holdings Corp.	60,000	33,458
	Coretronic Corp.	66,000	84,752
	Co-Tech Development Corp.	32,000	34,051
	CyberTAN Technology, Inc.	61,000	31,152
	DA CIN Construction Co., Ltd.	60,000	37,807
	Darfon Electronics Corp.	37,000	48,968
	Darwin Precisions Corp.	94,000	54,150
	Depo Auto Parts Ind Co., Ltd.	7,000	16,166
*	D-Link Corp.	143,000	60,258
	Dynapack International Technology Corp.	25,000	38,351
	E Ink Holdings, Inc.	156,000	170,931
	Eastern Media International Corp.	71,000	23,301

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Elite Semiconductor Memory Technology, Inc.	56,000	$58,868
	Elitegroup Computer Systems Co., Ltd.	25,000	8,696
	Epistar Corp.	178,000	140,330
	Eternal Materials Co., Ltd.	135,000	113,442
	Eva Airways Corp.	376,799	176,387
*	Everest Textile Co., Ltd.	42,000	15,342
	Evergreen International Storage & Transport Corp.	87,000	39,905
	Evergreen Marine Corp. Taiwan, Ltd.	370,000	170,245
	Everlight Chemical Industrial Corp.	50,000	27,559
	Everlight Electronics Co., Ltd.	107,000	102,842
	Excelsior Medical Co., Ltd.	12,000	19,324
	Far Eastern Department Stores, Ltd.	220,000	166,513
	Far Eastern International Bank	407,000	163,132
	Farglory Land Development Co., Ltd.	72,000	88,042
*	Federal Corp.	42,000	16,301
	First Insurance Co., Ltd. (The)	27,000	13,038
*	First Steamship Co., Ltd.	89,000	35,732
	FLEXium Interconnect, Inc.	59,000	179,562
	FocalTech Systems Co., Ltd.	63,000	46,733
	Formosa Advanced Technologies Co., Ltd.	12,000	12,776
	Formosa Laboratories, Inc.	10,000	12,225
	Formosa Taffeta Co., Ltd.	164,000	185,565
	Formosan Rubber Group, Inc.	33,000	20,381
	Formosan Union Chemical	32,000	13,965
	Foxconn Technology Co., Ltd.	154,000	316,409
	Fulgent Sun International Holding Co., Ltd.	19,215	55,487
	Fulltech Fiber Glass Corp.	62,000	30,089
	G Shank Enterprise Co., Ltd.	14,000	11,047
	GCS Holdings, Inc.	8,000	15,394
*	Gemtek Technology Corp.	62,000	53,442
	General Interface Solution Holding, Ltd.	45,000	165,410
	Gigabyte Technology Co., Ltd.	96,000	143,464
*	Gigastorage Corp.	51,000	15,050
	Global Brands Manufacture, Ltd.	77,000	41,846
	Globe Union Industrial Corp.	44,000	22,848
	Gloria Material Technology Corp.	63,000	39,097
*	Gold Circuit Electronics, Ltd.	118,000	50,449
	Goldsun Building Materials Co., Ltd.	141,000	37,625
*	Grand Pacific Petrochemical	157,000	102,503
	Greatek Electronics, Inc.	44,000	62,684
	Hannstar Board Corp.	70,376	84,041
	HannStar Display Corp.	504,000	106,968
*	HannsTouch Solution, Inc.	121,000	56,503
	Hey Song Corp.	21,000	21,389
	Highwealth Construction Corp.	35,000	54,722
	Hiroca Holdings, Ltd.	16,000	34,930
	Hitron Technology, Inc.	29,000	18,948
	Ho Tung Chemical Corp.	176,000	39,586
	Hong Pu Real Estate Development Co., Ltd.	16,000	10,576
	Hsin Kuang Steel Co., Ltd.	43,000	42,335
	Huaku Development Co., Ltd.	37,000	96,921
	Huang Hsiang Construction Corp.	28,000	28,380
	Hung Ching Development & Construction Co., Ltd.	13,000	9,470
	Hung Sheng Construction, Ltd.	97,000	62,560
	Ibase Technology, Inc.	18,000	26,660
	IBF Financial Holdings Co., Ltd.	394,000	140,344
*	Ichia Technologies, Inc.	27,000	13,985
	IEI Integration Corp.	31,000	32,783
	Innolux Corp.	1,416,000	327,388

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	International CSRC Investment Holdings Co.	120,000	$146,100
	Inventec Corp.	361,000	268,476
	ITE Technology, Inc.	13,000	13,830
	Jarllytec Co., Ltd.	10,000	22,010
	Jess-Link Products Co., Ltd.	13,000	12,654
	Jih Sun Financial Holdings Co., Ltd.	285,000	98,235
	KEE TAI Properties Co., Ltd.	49,000	18,998
	Kenda Rubber Industrial Co., Ltd.	55,000	51,211
	Kindom Construction Corp.	71,000	57,325
	King Yuan Electronics Co., Ltd.	207,000	214,870
	King's Town Bank Co., Ltd.	139,000	141,996
	Kinpo Electronics	205,000	68,336
	Kinsus Interconnect Technology Corp.	61,000	77,447
	KS Terminals, Inc.	11,000	14,295
*	Kuo Toong International Co., Ltd.	29,000	18,250
	Kuoyang Construction Co., Ltd.	32,000	12,367
	Lealea Enterprise Co., Ltd.	108,000	31,626
	Lextar Electronics Corp.	69,000	33,636
	Li Peng Enterprise Co., Ltd.	119,000	27,577
	Lingsen Precision Industries, Ltd.	39,000	11,137
	Lite-On Semiconductor Corp.	38,000	38,460
	Lite-On Technology Corp.	333,000	471,391
	Long Bon International Co., Ltd.	55,000	27,984
	Longchen Paper & Packaging Co., Ltd.	127,000	60,564
	Lung Yen Life Service Corp.	21,000	41,991
	Macronix International	302,000	302,184
	Mercuries & Associates Holding, Ltd.	52,000	29,575
*	Mercuries Life Insurance Co., Ltd.	189,113	65,667
*	Microbio Co., Ltd.	59,000	25,601
	Mitac Holdings Corp.	123,000	127,419
*	Motech Industries, Inc.	81,000	28,243
	MPI Corp.	7,000	14,923
	Nan Ya Printed Circuit Board Corp.	44,000	59,394
	Nien Hsing Textile Co., Ltd.	13,000	10,753
*	O-Bank Co., Ltd.	73,000	18,427
	OptoTech Corp.	110,000	78,091
*	Orient Semiconductor Electronics, Ltd.	82,709	40,846
	Oriental Union Chemical Corp.	94,000	71,261
	Pan Jit International, Inc.	43,000	35,126
	Pan-International Industrial Corp.	99,000	79,780
*	Phihong Technology Co., Ltd.	32,000	8,914
	Pou Chen Corp.	309,000	380,259
	Powertech Technology, Inc.	121,000	330,373
	President Securities Corp.	103,000	41,960
	Prince Housing & Development Corp.	34,000	12,106
	Promate Electronic Co., Ltd.	18,000	18,967
	Qisda Corp.	319,000	197,810
	Quanta Storage, Inc.	8,000	11,848
*	Radium Life Tech Co., Ltd.	166,000	73,397
	Rechi Precision Co., Ltd.	31,000	24,660
	Rich Development Co., Ltd.	50,000	15,155
*	Ritek Corp.	85,000	23,553
*	Roo Hsing Co., Ltd.	45,000	17,586
	Ruentex Development Co., Ltd.	89,000	118,037
	Ruentex Industries, Ltd.	60,000	127,616
	Sampo Corp.	43,200	25,635
	San Fang Chemical Industry Co., Ltd.	20,000	14,924
	San Far Property, Ltd.	22,000	15,643
	Sanyang Motor Co., Ltd.	100,000	67,212

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Senao International Co., Ltd.	10,000	$10,466
	Sesoda Corp.	16,800	14,059
	Shihlin Electric & Engineering Corp.	30,000	42,882
	Shin Kong Financial Holding Co., Ltd.	356,000	102,902
	Shin Zu Shing Co., Ltd.	30,000	120,446
*	Shining Building Business Co., Ltd.	33,000	10,203
	Shinkong Insurance Co., Ltd.	23,000	28,054
	Shinkong Synthetic Fibers Corp.	199,000	84,380
	Sigurd Microelectronics Corp.	81,000	75,309
*	Silicon Integrated Systems Corp.	82,000	21,852
	Sincere Navigation Corp.	88,000	47,108
	Sinher Technology, Inc.	8,000	11,304
	Sino-American Silicon Products, Inc.	94,000	255,723
	Sinon Corp.	56,000	33,699
	Sinphar Pharmaceutical Co., Ltd.	20,000	12,895
*	Solar Applied Materials Technology Co.	54,000	40,690
	Sunplus Technology Co., Ltd.	144,000	63,867
	Sunspring Metal Corp.	12,000	12,141
	Supreme Electronics Co., Ltd.	63,000	56,784
	Sweeten Real Estate Development Co., Ltd.	14,000	12,516
	Syncmold Enterprise Corp.	25,000	62,692
	Synnex Technology International Corp.	242,000	297,089
	Systex Corp.	29,000	68,438
	Ta Ya Electric Wire & Cable	111,000	39,679
	Taichung Commercial Bank Co., Ltd.	361,000	146,515
	Taiflex Scientific Co., Ltd.	39,000	60,236
	Tainan Enterprises Co., Ltd.	18,000	14,804
	Tainan Spinning Co., Ltd.	95,000	37,330
	Taiwan Business Bank	772,000	331,214
	Taiwan Chinsan Electronic Industrial Co., Ltd.	13,000	14,692
	Taiwan Fertilizer Co., Ltd.	143,000	219,977
	Taiwan Fire & Marine Insurance Co., Ltd.	16,000	10,361
	Taiwan FU Hsing Industrial Co., Ltd.	9,000	12,417
	Taiwan Glass Industry Corp.	153,000	59,267
	Taiwan Hon Chuan Enterprise Co., Ltd.	46,000	81,007
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	20,000	12,011
*	Taiwan Land Development Corp.	124,000	36,486
	Taiwan Navigation Co., Ltd.	52,000	37,401
	Taiwan PCB Techvest Co., Ltd.	53,000	68,800
	Taiwan Pulp & Paper Corp.	22,000	13,297
	Taiwan Shin Kong Security Co., Ltd.	30,000	35,969
	Taiwan Surface Mounting Technology Corp.	61,000	149,147
	Taiwan TEA Corp.	120,000	62,499
	Teco Electric and Machinery Co., Ltd.	352,000	280,300
	Test-Rite International Co., Ltd.	18,000	11,795
	Thye Ming Industrial Co., Ltd.	15,000	15,595
	Ton Yi Industrial Corp.	154,000	61,586
	Tong Yang Industry Co., Ltd.	84,000	122,707
	Tong-Tai Machine & Tool Co., Ltd.	18,000	10,407
	TOPBI International Holdings, Ltd.	13,000	36,377
	Topco Scientific Co., Ltd.	16,000	42,450
*	TPK Holding Co., Ltd.	55,000	97,273
	Transcend Information, Inc.	32,000	69,787
	Tripod Technology Corp.	80,000	265,940
	TSRC Corp.	73,000	63,330
	Tung Ho Steel Enterprise Corp.	127,000	87,812
	TXC Corp.	60,000	73,733
	TYC Brother Industrial Co., Ltd.	38,000	34,254
*	Tycoons Group Enterprise	88,000	18,881

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tyntek Corp.	60,000	$32,216
	U-Ming Marine Transport Corp.	81,000	90,881
	Unimicron Technology Corp.	207,000	249,910
	Union Bank Of Taiwan	140,000	53,931
	Unitech Printed Circuit Board Corp.	135,000	102,218
*	Unity Opto Technology Co., Ltd.	46,000	13,095
	Universal Cement Corp.	19,000	11,533
*	Unizyx Holding Corp.	28,000	22,491
	UPC Technology Corp.	145,000	52,317
	USI Corp.	102,000	39,060
	Wah Lee Industrial Corp.	14,000	24,460
	Walsin Lihwa Corp.	448,000	214,813
	Walton Advanced Engineering, Inc.	49,000	16,306
	Wan Hai Lines, Ltd.	101,000	67,160
	Weikeng Industrial Co., Ltd.	66,000	42,726
	Well Shin Technology Co., Ltd.	9,000	14,741
	Weltrend Semiconductor	18,000	15,346
	Winbond Electronics Corp.	533,000	324,941
	Wisdom Marine Lines Co., Ltd.	56,000	58,488
	Wistron Corp.	490,000	364,026
	WPG Holdings, Ltd.	243,000	320,980
	WT Microelectronics Co., Ltd.	90,000	116,803
	WUS Printed Circuit Co., Ltd.	35,000	34,953
*	Yang Ming Marine Transport Corp.	204,000	56,988
	YC Co., Ltd.	56,700	22,419
	YC INOX Co., Ltd.	51,000	43,036
*	Yeong Guan Energy Technology Group Co., Ltd.	23,000	41,716
	YFY, Inc.	172,000	63,943
	Yieh Phui Enterprise Co., Ltd.	189,000	54,911
	Youngtek Electronics Corp.	21,000	30,929
	Yulon Motor Co., Ltd.	198,000	152,009
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	5,000	11,906
	Zenitron Corp.	27,000	18,808
	Zhen Ding Technology Holding, Ltd.	80,000	291,035
	Zig Sheng Industrial Co., Ltd.	34,000	9,606
	Zinwell Corp.	70,000	50,761
	ZongTai Real Estate Development Co., Ltd.	27,000	20,258
TOTAL TAIWAN			20,911,254
THAILAND — (4.3%)
	AAPICO Hitech PCL	39,100	23,774
	Advanced Information Technology PCL	26,600	20,931
	Alucon PCL	2,100	11,505
	Amata Corp. PCL	91,300	71,544
	Ananda Development PCL	401,800	46,771
	AP Thailand PCL	293,300	72,955
	Asia Aviation PCL	230,800	28,817
	Asia Plus Group Holdings PCL	195,300	17,654
	Asia Sermkij Leasing PCL	24,700	19,998
	Asian Seafoods Coldstorage PCL	132,900	29,817
	Bangchak Corp. PCL	95,800	94,227
	Bangkok Airways PCL	83,900	29,190
	Bangkok Land PCL	1,828,300	102,249
	Bangkok Life Assurance PCL	90,900	76,846
	Banpu PCL	379,900	176,640
*	BEC World PCL	262,400	84,893
	Cal-Comp Electronics Thailand PCL	528,800	30,089
	Delta Electronics Thailand PCL	8,600	14,820
	Dhipaya Insurance PCL	56,600	45,825

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Eastern Water Resources Development and Management PCL, Class F	179,600	$78,836
	Esso Thailand PCL	190,000	61,779
	GFPT PCL	94,100	55,380
*	Global Green Chemicals PCL	42,800	16,282
	Golden Land Property Development PCL	183,800	50,201
*	Grand Canal Land PCL	233,800	21,134
*	Group Lease PCL	152,300	32,931
	Haad Thip PCL	19,500	13,632
	Hana Microelectronics PCL	102,200	93,045
	ICC International PCL	9,200	12,115
	Ichitan Group PCL	38,500	9,764
	IRPC PCL	1,479,100	230,846
	Italian-Thai Development PCL	219,300	15,972
	KCE Electronics PCL	34,800	19,462
	KGI Securities Thailand PCL	205,600	31,554
	Khon Kaen Sugar Industry PCL	125,300	11,326
	Kiatnakin Bank PCL	45,900	108,948
	Lalin Property PCL	20,700	3,836
	Lanna Resources PCL	63,000	22,943
	LH Financial Group PCL	1,591,600	75,039
*	Loxley PCL	148,300	11,091
	LPN Development PCL	181,500	42,786
	MBK PCL	137,900	105,818
	MC Group PCL	58,600	15,338
	Noble Development PCL	34,200	24,464
	PCS Machine Group Holding PCL	97,700	20,172
	Polyplex Thailand PCL	55,700	28,072
*	Precious Shipping PCL	146,100	40,616
	Property Perfect PCL	786,100	19,937
	Pruksa Holding PCL	109,100	78,043
	Quality Houses PCL	972,600	96,137
*	Regional Container Lines PCL	141,500	20,428
	Rojana Industrial Park PCL	96,100	19,998
	Saha Pathanapibul PCL	5,500	9,657
	Saha-Union PCL	21,500	30,934
	Samart Telcoms PCL	30,400	12,059
	Sansiri PCL	1,743,700	84,478
	SC Asset Corp. PCL	297,500	27,665
*	SCG Ceramics PCL	390,100	25,622
	Siam City Cement PCL	12,989	100,516
	Siam Future Development PCL	205,140	42,689
	Siamgas & Petrochemicals PCL	137,400	43,559
	Singha Estate PCL	555,700	64,324
	Somboon Advance Technology PCL	35,800	22,117
	SPCG PCL	74,000	45,716
	Sri Trang Agro-Industry PCL	194,300	75,180
	Star Petroleum Refining PCL	319,200	102,231
	STP & I PCL	174,900	51,182
	Supalai PCL	151,400	108,301
*	Super Energy Corp. PCL	2,236,200	51,624
	SVI PCL	229,100	29,946
	Syntec Construction PCL	124,600	10,372
*	Tata Steel Thailand PCL	1,082,200	24,280
*	Thai Airways International PCL	121,900	40,825
	Thai Central Chemical PCL	13,500	10,184
	Thai Oil PCL	105,800	237,366
	Thai Rayon PCL	300	363
	Thai Stanley Electric PCL	4,500	31,605
	Thai Union Group PCL, Class F	338,700	208,143

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Thaicom PCL	118,200	$22,483
	Thaifoods Group PCL	145,600	20,452
	Thanachart Capital PCL	100,300	192,414
	Thitikorn PCL	28,100	9,137
	Thoresen Thai Agencies PCL	239,200	48,221
	Tipco Asphalt PCL	111,700	71,549
	TIPCO Foods PCL	67,900	24,727
	Tisco Financial Group PCL	57,900	190,145
	TMB Bank PCL	1,861,300	114,383
	TPI Polene PCL	908,800	56,144
	TPI Polene Power PCL	430,300	83,947
*	U City PCL, Class F	274,500	16,512
	Unique Engineering & Construction PCL	141,900	50,291
	Univentures PCL	109,300	23,811
	Vanachai Group PCL	83,600	13,537
	Vinythai PCL	73,200	61,883
TOTAL THAILAND			4,977,044
TURKEY — (1.0%)
	Aksa Akrilik Kimya Sanayii A.S.	13,028	22,053
*	Aksa Enerji Uretim A.S.	34,262	14,772
*	Albaraka Turk Katilim Bankasi A.S.	43,951	9,479
	Anadolu Cam Sanayii A.S.	36,374	18,596
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	26,267	100,790
*	Arcelik A.S.	29,780	92,952
	Aygaz A.S.	4,735	8,664
*	Bera Holding A.S.	69,189	22,420
*	Cimsa Cimento Sanayi VE Ticaret A.S.	9,985	12,063
	Coca-Cola Icecek A.S.	14,956	88,949
	Dogan Sirketler Grubu Holding A.S.	237,501	55,202
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	22,452	9,745
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	43,130	16,860
*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	23,854	30,441
#	Nuh Cimento Sanayi A.S.	7,715	8,683
*	Pegasus Hava Tasimaciligi A.S.	6,826	58,041
*	Sekerbank Turk AS	54,024	9,356
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	15,820	13,135
	TAV Havalimanlari Holding A.S.	27,645	124,244
	Trakya Cam Sanayii A.S.	111,081	55,030
	Turkiye Halk Bankasi A.S.	120,153	129,121
*	Turkiye Sinai Kalkinma Bankasi A.S.	402,201	59,776
	Turkiye Sise ve Cam Fabrikalari A.S.	42,128	37,180
	Turkiye Vakiflar Bankasi TAO, Class D	142,151	128,870
*	Vestel Elektronik Sanayi ve Ticaret A.S.	15,167	25,562
#*	Zorlu Enerji Elektrik Uretim A.S.	86,061	18,754
TOTAL TURKEY			1,170,738
TOTAL COMMON STOCKS			114,006,961
PREFERRED STOCKS — (1.4%)
BRAZIL — (1.4%)
	Banco ABC Brasil S.A.	21,060	98,944
	Banco do Estado do Rio Grande do Sul SA, Class B	39,700	244,565
	Banco Pan SA	16,600	41,105
	Cia Brasileira de Distribuicao	11,367	278,639
	Cia Ferro Ligas da Bahia - FERBASA	9,800	57,906
	Gerdau SA	82,300	296,520
	Marcopolo SA	149,694	149,445

Emerging Markets Targeted Value Portfolio
CONTINUED
	Shares	Value»

BRAZIL — (Continued)
Randon SA Implementos e Participacoes	34,900	$90,626
Unipar Carbocloro SA	7,593	67,069
Usinas Siderurgicas de Minas Gerais SA, Class A	104,900	240,511
TOTAL BRAZIL		1,565,330
COLOMBIA — (0.0%)
Avianca Holdings SA	68,868	33,585
SOUTH KOREA — (0.0%)
* CJ Corp.	284	8,802
TOTAL PREFERRED STOCKS		1,607,717
RIGHTS/WARRANTS — (0.0%)
MALAYSIA — (0.0%)
* Paramount Corp. Bhd Warrants 7/28/2024	15,160	0
TOTAL INVESTMENT SECURITIES		115,614,678

			Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§	DFA Short Term Investment Fund	91,098	1,054,099
TOTAL INVESTMENTS — (100.0%)
(Cost $114,418,695)^^			$116,668,777
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$10,905,712	—	—	$10,905,712
Chile	1,018,127	—	—	1,018,127
China	1,422,001	$17,659,838	—	19,081,839
Colombia	450,001	—	—	450,001
Greece	—	497,249	—	497,249
India	—	13,619,365	—	13,619,365
Indonesia	—	3,520,354	—	3,520,354
Malaysia	—	3,688,604	—	3,688,604
Mexico	3,450,913	—	—	3,450,913
Philippines	—	1,717,116	—	1,717,116
Poland	—	1,771,681	—	1,771,681
Russia	1,084,693	145,489	—	1,230,182
South Africa	953,413	7,289,225	—	8,242,638
South Korea	—	17,754,144	—	17,754,144
Taiwan	—	20,911,254	—	20,911,254
Thailand	4,977,044	—	—	4,977,044
Turkey	—	1,170,738	—	1,170,738
Preferred Stocks
Brazil	1,565,330	—	—	1,565,330
Colombia	33,585	—	—	33,585
South Korea	—	8,802	—	8,802
Securities Lending Collateral	—	1,054,099	—	1,054,099
TOTAL	$25,860,819	$90,807,958	—	$116,668,777

DFA Global Sustainability Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (91.5%)
AUSTRALIA — (1.2%)
	Australia & New Zealand Banking Group, Ltd.
	0.750%, 09/29/26	EUR	300	$348,129
	Commonwealth Bank of Australia
	1.125%, 01/18/28	EUR	1,000	1,188,659
	National Australia Bank, Ltd.
	1.375%, 08/30/28	EUR	1,000	1,217,287
	Westpac Banking Corp.
	2.125%, 05/02/25	GBP	700	891,329
	TOTAL AUSTRALIA			3,645,404
AUSTRIA — (1.2%)
	Oesterreichische Kontrollbank AG
	0.250%, 09/26/24	EUR	1,700	1,945,118
	Republic of Austria Government Bond
Ω	0.750%, 10/20/26	EUR	1,600	1,923,394
	TOTAL AUSTRIA			3,868,512
BELGIUM — (1.6%)
	Anheuser-Busch InBev SA
	2.250%, 05/24/29	GBP	700	879,751
	Kingdom of Belgium Government Bond
	5.500%, 03/28/28	EUR	1,700	2,829,927
Ω	1.000%, 06/22/31	EUR	500	616,740
	1.250%, 04/22/33	EUR	600	763,379
	TOTAL BELGIUM			5,089,797
CANADA — (8.6%)
	Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	800	961,787
	Bank of Montreal
	1.900%, 08/27/21		2,000	1,987,488
	Bank of Nova Scotia (The)
	2.620%, 12/02/26	CAD	1,000	772,829
	Brookfield Finance, Inc.
	4.850%, 03/29/29		800	879,504
	Canadian Imperial Bank of Commerce
	3.300%, 05/26/25	CAD	1,000	800,394
	CPPIB Capital, Inc.
	1.500%, 03/04/33	EUR	1,050	1,343,284
	Honda Canada Finance, Inc.
	3.444%, 05/23/25	CAD	500	398,731
	Province of Alberta Canada
	3.300%, 03/15/28		4,500	4,825,063
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	Province of British Columbia Canada
	2.550%, 06/18/27	CAD	1,000	$785,505
	Province of Manitoba Canada
	3.250%, 09/05/29	CAD	800	658,160
	Province of Ontario Canada
	2.600%, 09/08/23	CAD	2,500	1,946,659
	5.850%, 03/08/33	CAD	800	850,074
	Province of Quebec Canada
	2.750%, 04/12/27		4,000	4,152,865
	Province of Saskatchewan Canada
	6.400%, 09/05/31	CAD	1,000	1,080,550
	Thomson Reuters Corp.
	3.350%, 05/15/26		500	505,644
	Toronto-Dominion Bank (The)
	0.625%, 07/20/23	EUR	1,700	1,945,915
	Toyota Credit Canada, Inc.
	2.700%, 01/25/23	CAD	4,000	3,081,891
	TOTAL CANADA			26,976,343
DENMARK — (1.7%)
	Danske Bank A.S.
Ω	4.375%, 06/12/28		1,000	1,033,937
	Denmark Government Bond
	0.500%, 11/15/27	DKK	11,000	1,773,557
Ω	0.500%, 11/15/29	DKK	4,000	647,312
	Kommunekredit
	0.750%, 05/18/27	EUR	1,700	2,011,903
	TOTAL DENMARK			5,466,709
FINLAND — (2.0%)
	Finland Government Bond
Ω	1.125%, 04/15/34	EUR	600	768,169
	Municipality Finance P.L.C.
	1.250%, 12/07/22	GBP	3,000	3,705,694
	1.250%, 02/23/33	EUR	800	1,009,496
	Nordea Bank Abp
	0.875%, 06/26/23	EUR	800	914,701
	TOTAL FINLAND			6,398,060
FRANCE — (5.1%)
	Agence Francaise de Developpement
	1.375%, 07/05/32	EUR	600	753,236
	BNP Paribas SA
	1.625%, 02/23/26	EUR	800	979,943
	BPCE SA
	0.875%, 01/31/24	EUR	700	799,689
	Credit Agricole SA
	2.375%, 05/20/24	EUR	800	989,460

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
FRANCE — (Continued)
Dexia Credit Local SA
1.000%, 10/18/27	EUR	1,250	$1,500,996
French Republic Government Bond OAT
0.500%, 05/25/25	EUR	1,100	1,292,402
Orange SA
8.125%, 01/28/33	EUR	500	1,060,585
Pernod Ricard SA
1.500%, 05/18/26	EUR	600	720,086
Sanofi
3.625%, 06/19/28		2,000	2,163,357
SNCF Mobilites
5.375%, 03/18/27	GBP	1,600	2,525,189
SNCF Reseau EPIC
5.250%, 12/07/28	GBP	1,000	1,639,967
Societe Generale SA
1.375%, 01/13/28	EUR	900	1,056,354
Unedic Asseo
1.250%, 05/25/33	EUR	500	629,634
TOTAL FRANCE			16,110,898
GERMANY — (6.2%)
Amphenol Technologies Holding GmbH
2.000%, 10/08/28	EUR	600	741,010
BMW Finance NV
1.500%, 02/06/29	EUR	1,400	1,696,763
Bundesrepublik Deutschland Bundesanleihe
0.500%, 02/15/28	EUR	2,000	2,418,796
Daimler AG
1.375%, 05/11/28	EUR	900	1,082,052
Deutsche Bahn Finance GMBH
1.125%, 12/18/28	EUR	1,000	1,213,339
2.750%, 03/19/29	EUR	107	147,746
Deutsche Telekom International Finance BV
1.375%, 01/30/27	EUR	800	965,898
Kreditanstalt fuer Wiederaufbau
2.050%, 02/16/26	JPY	298,000	3,176,781
5.750%, 06/07/32	GBP	1,000	1,885,597
Landeskreditbank Baden-Wuerttemberg Foerderbank
(r) 2.431%, 09/27/21		1,000	1,001,150
Landwirtschaftliche Rentenbank
2.000%, 01/13/25		800	802,860
NRW Bank
0.750%, 06/30/28	EUR	1,000	1,193,309
State of North Rhine-Westphalia Germany
0.950%, 03/13/28	EUR	2,500	3,032,932
TOTAL GERMANY			19,358,233
			Face Amount^	Value†
			(000)
IRELAND — (0.4%)
	Ireland Government Bond
	1.000%, 05/15/26	EUR	400	$478,806
	0.900%, 05/15/28	EUR	700	838,498
	TOTAL IRELAND			1,317,304
JAPAN — (1.7%)
	Development Bank of Japan, Inc.
	1.700%, 09/20/22	JPY	120,000	1,168,444
	Japan Government Twenty Year Bond
	1.800%, 09/20/31	JPY	130,000	1,466,052
	Mitsubishi UFJ Financial Group, Inc.
	3.677%, 02/22/27		1,000	1,056,774
	Mizuho Financial Group, Inc.
	2.839%, 09/13/26		600	600,434
	Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26		1,000	1,061,534
	TOTAL JAPAN			5,353,238
LUXEMBOURG — (0.9%)
	DH Europe Finance SA
	1.200%, 06/30/27	EUR	800	933,804
	European Financial Stability Facility
	0.625%, 10/16/26	EUR	1,700	2,010,190
	TOTAL LUXEMBOURG			2,943,994
NETHERLANDS — (5.7%)
	ABN AMRO Bank NV
	1.000%, 04/16/25	EUR	800	940,741
	BNG Bank NV
	1.000%, 01/12/26	EUR	1,600	1,921,969
	5.200%, 12/07/28	GBP	1,500	2,487,475
	3.300%, 04/26/29	AUD	3,000	2,322,217
	Cooperatieve Rabobank UA
	1.375%, 02/03/27	EUR	600	729,847
	Heineken NV
	1.375%, 01/29/27	EUR	1,000	1,202,247
	ING Groep NV
	1.375%, 01/11/28	EUR	900	1,075,008
	Koninklijke KPN NV
	5.000%, 11/18/26	GBP	500	702,576
	Koninklijke Philips NV
	1.375%, 05/02/28	EUR	800	968,184
	Mylan NV
	2.250%, 11/22/24	EUR	800	955,032
	Nederlandse Waterschapsbank NV
	1.000%, 03/01/28	EUR	1,000	1,217,167
	Netherlands Government Bond
Ω	0.750%, 07/15/27	EUR	1,000	1,215,630

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
	Siemens Financieringsmaatschappij NV
	1.000%, 09/06/27	EUR	800	$958,964
	Unilever NV
	1.125%, 02/12/27	EUR	400	480,478
	1.375%, 07/31/29	EUR	700	862,884
	TOTAL NETHERLANDS			18,040,419
NORWAY — (0.8%)
	Kommunalbanken A.S.
	0.625%, 04/20/26	EUR	1,700	1,985,902
	Norway Government Bond
Ω	1.750%, 02/17/27	NOK	5,500	640,069
	TOTAL NORWAY			2,625,971
SINGAPORE — (0.1%)
	Temasek Financial I, Ltd.
	2.375%, 01/23/23		320	321,389
SPAIN — (0.6%)
	Banco Santander SA
	1.375%, 12/14/22	EUR	800	929,199
	Telefonica Emisiones SA
	5.375%, 02/02/26	GBP	600	887,930
	TOTAL SPAIN			1,817,129
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (7.5%)
	African Development Bank
	0.500%, 03/21/29	EUR	1,000	1,167,939
	Asian Development Bank
	2.350%, 06/21/27	JPY	780,000	8,690,379
	Council Of Europe Development Bank
	0.625%, 01/30/29	EUR	800	947,823
	European Bank for Reconstruction & Development
	5.625%, 12/07/28	GBP	800	1,378,010
	European Investment Bank
	2.150%, 01/18/27	JPY	530,800	5,794,102
	European Stability Mechanism
	1.200%, 05/23/33	EUR	600	761,323
	European Union
	1.250%, 04/04/33	EUR	500	636,462
	International Bank for Reconstruction & Development
	5.750%, 06/07/32	GBP	2,200	4,147,863
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			23,523,901
		Face Amount^	Value†
		(000)
SWEDEN — (1.8%)
Kommuninvest I Sverige AB
0.750%, 02/22/23	SEK	5,000	$533,283
Swedbank AB
0.400%, 08/29/23	EUR	1,000	1,125,487
Sweden Government Bond
2.250%, 06/01/32	SEK	29,500	3,914,565
TOTAL SWEDEN			5,573,335
SWITZERLAND — (0.6%)
Credit Suisse AG
1.500%, 04/10/26	EUR	800	969,251
UBS Group Funding Switzerland AG
1.250%, 09/01/26	EUR	800	947,465
TOTAL SWITZERLAND			1,916,716
UNITED KINGDOM — (6.0%)
Aon P.L.C.
2.875%, 05/14/26	EUR	500	630,661
AstraZeneca P.L.C.
5.750%, 11/13/31	GBP	500	872,977
AXIS Specialty Finance P.L.C.
4.000%, 12/06/27		800	828,127
Barclays P.L.C.
4.375%, 01/12/26		1,000	1,032,748
3.250%, 01/17/33	GBP	400	477,622
British Telecommunications P.L.C.
3.125%, 11/21/31	GBP	700	929,549
Coca-Cola European Partners P.L.C.
2.625%, 11/06/23	EUR	800	983,450
Diageo Finance P.L.C.
1.500%, 10/22/27	EUR	500	609,084
GlaxoSmithKline Capital P.L.C.
1.000%, 09/12/26	EUR	800	943,859
HSBC Holdings P.L.C.
3.400%, 03/08/21		900	912,022
Lloyds Banking Group P.L.C.
1.500%, 09/12/27	EUR	900	1,035,875
Nationwide Building Society
3.250%, 01/20/28	GBP	700	944,470
Royal Bank of Scotland Group P.L.C.
4.800%, 04/05/26		700	748,015
Santander UK Group Holdings P.L.C.
3.625%, 01/14/26	GBP	400	524,419
Sky, Ltd.
4.000%, 11/26/29	GBP	600	889,450
United Kingdom Gilt
1.625%, 10/22/28	GBP	900	1,193,447
4.750%, 12/07/30	GBP	1,500	2,623,674
4.250%, 06/07/32	GBP	1,100	1,888,110

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
Vodafone Group P.L.C.
1.875%, 11/20/29	EUR	600	$736,890
TOTAL UNITED KINGDOM			18,804,449
UNITED STATES — (37.8%)
Abbott Ireland Financing DAC
1.500%, 09/27/26	EUR	800	969,856
AbbVie, Inc.
4.250%, 11/14/28		600	641,003
Activision Blizzard, Inc.
3.400%, 06/15/27		1,000	1,023,207
Aetna, Inc.
3.500%, 11/15/24		693	713,233
Allergan Funding SCS
2.125%, 06/01/29	EUR	800	978,378
American Express Co.
3.000%, 10/30/24		1,000	1,020,137
American International Group, Inc.
1.875%, 06/21/27	EUR	800	968,549
American Water Capital Corp.
# 2.950%, 09/01/27		800	808,359
Amgen, Inc.
4.000%, 09/13/29	GBP	700	1,009,042
Anthem, Inc.
4.101%, 03/01/28		1,000	1,063,966
Aon Corp.
4.500%, 12/15/28		500	554,998
Apple, Inc.
1.375%, 05/24/29	EUR	1,600	1,977,900
3.050%, 07/31/29	GBP	1,300	1,844,056
Applied Materials, Inc.
3.300%, 04/01/27		1,000	1,045,824
Arrow Electronics, Inc.
3.875%, 01/12/28		1,000	998,505
AT&T, Inc.
3.825%, 11/25/20	CAD	1,200	926,486
Autodesk, Inc.
3.500%, 06/15/27		500	508,178
AutoZone, Inc.
2.500%, 04/15/21		600	600,988
Avnet, Inc.
4.625%, 04/15/26		500	530,235
Bank of America Corp.
7.000%, 07/31/28	GBP	600	1,040,838
Baxter International, Inc.
2.600%, 08/15/26		1,000	996,331
Best Buy Co., Inc.
4.450%, 10/01/28		800	851,859
Biogen, Inc.
4.050%, 09/15/25		900	963,073
BlackRock, Inc.
1.250%, 05/06/25	EUR	600	712,248
BMW US Capital LLC
1.000%, 04/20/27	EUR	900	1,056,937
Booking Holdings, Inc.
1.800%, 03/03/27	EUR	500	609,555
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	3.550%, 03/15/28		500	$527,104
	Bristol-Myers Squibb Co.
	1.000%, 05/15/25	EUR	800	937,806
	Brown & Brown, Inc.
#	4.500%, 03/15/29		1,000	1,061,436
	Brown-Forman Corp.
	2.600%, 07/07/28	GBP	700	927,957
	CA, Inc.
	4.700%, 03/15/27		1,000	1,029,346
	Campbell Soup Co.
	4.150%, 03/15/28		600	631,896
	Capital One Financial Corp.
	3.750%, 03/09/27		600	623,502
	Cardinal Health, Inc.
#	3.410%, 06/15/27		1,000	977,137
	CBS Corp.
	4.000%, 01/15/26		600	631,025
	Celgene Corp.
	3.450%, 11/15/27		600	622,542
	Chubb INA Holdings, Inc.
	1.550%, 03/15/28	EUR	800	969,762
	Citigroup, Inc.
	1.625%, 03/21/28	EUR	800	971,548
	Citizens Bank N.A.
	3.700%, 03/29/23		900	936,532
	CNA Financial Corp.
	3.950%, 05/15/24		900	948,176
	CNO Financial Group, Inc.
	5.250%, 05/30/29		1,000	1,082,500
	Coca Cola Co.
	1.875%, 09/22/26	EUR	600	750,553
	Colgate-Palmolive Co.
	0.500%, 03/06/26	EUR	600	690,747
	Comcast Corp.
	5.500%, 11/23/29	GBP	600	993,137
	Constellation Brands, Inc.
	3.600%, 02/15/28		500	521,615
	Costco Wholesale Corp.
	3.000%, 05/18/27		1,500	1,554,578
	Cox Communications, Inc.
Ω	3.500%, 08/15/27		500	511,662
	Darden Restaurants, Inc.
	3.850%, 05/01/27		1,000	1,036,260
	Discovery Communications LLC
	1.900%, 03/19/27	EUR	800	947,026
	Dollar General Corp.
	4.150%, 11/01/25		600	646,413
	Dollar Tree, Inc.
	3.700%, 05/15/23		1,000	1,032,254
	Dover Corp.
	3.150%, 11/15/25		1,000	1,014,736
	DXC Technology Co.
	2.750%, 01/15/25	GBP	500	621,518
	4.750%, 04/15/27		500	537,306
	E*TRADE Financial Corp.
	4.500%, 06/20/28		1,000	1,071,076

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Eaton Vance Corp.
3.500%, 04/06/27		477	$494,362
eBay, Inc.
3.600%, 06/05/27		200	205,570
Ecolab, Inc.
1.000%, 01/15/24	EUR	100	115,762
Emerson Electric Co.
1.250%, 10/15/25	EUR	500	591,018
2.000%, 10/15/29	EUR	300	376,329
Express Scripts Holding Co.
3.400%, 03/01/27		1,000	1,018,350
FedEx Corp.
1.625%, 01/11/27	EUR	700	836,660
GATX Corp.
3.500%, 03/15/28		600	608,072
General Dynamics Corp.
2.125%, 08/15/26		600	587,363
General Mills, Inc.
1.000%, 04/27/23	EUR	525	604,498
General Motors Financial Co. Inc.
3.250%, 01/05/23		1,000	1,008,409
Gilead Sciences, Inc.
3.650%, 03/01/26		600	633,397
Goldman Sachs Group, Inc. (The)
7.125%, 08/07/25	GBP	600	943,909
Harley-Davidson, Inc.
3.500%, 07/28/25		1,000	1,028,202
Hewlett Packard Enterprise Co.
4.900%, 10/15/25		900	988,528
Honeywell International, Inc.
2.250%, 02/22/28	EUR	800	1,040,570
Hyatt Hotels Corp.
4.375%, 09/15/28		896	957,980
International Business Machines Corp.
1.750%, 03/07/28	EUR	800	1,001,083
Johnson & Johnson
2.900%, 01/15/28		500	517,363
JPMorgan Chase & Co.
3.625%, 05/13/24		378	397,582
3.500%, 12/18/26	GBP	400	554,253
Kellogg Co.
1.250%, 03/10/25	EUR	800	937,151
Kraft Heinz Foods Co.
2.250%, 05/25/28	EUR	800	973,319
Kroger Co. (The)
7.500%, 04/01/31		600	803,584
Laboratory Corp. of America Holdings
3.600%, 09/01/27		1,000	1,031,904
Lam Research Corp.
4.000%, 03/15/29		800	863,711
Lear Corp.
3.800%, 09/15/27		500	496,007
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Legg Mason, Inc.
	4.750%, 03/15/26		900	$971,959
	Leggett & Platt, Inc.
	4.400%, 03/15/29		500	526,446
	Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	1,100	1,379,068
	Loews Corp.
	3.750%, 04/01/26		600	633,603
	Markel Corp.
	3.500%, 11/01/27		800	801,244
	Marriott International, Inc.
	4.650%, 12/01/28		500	553,108
	Mars, Inc.
Ω	3.600%, 04/01/34		1,200	1,291,398
	Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		1,000	1,041,177
	Mastercard, Inc.
	2.100%, 12/01/27	EUR	500	646,018
	McDonald's Corp.
	1.750%, 05/03/28	EUR	800	999,756
	McKesson Corp.
	3.125%, 02/17/29	GBP	1,200	1,555,098
	Mead Johnson Nutrition Co.
	4.125%, 11/15/25		600	653,597
	Medtronic, Inc.
	3.500%, 03/15/25		445	472,158
	Merck & Co., Inc.
	1.875%, 10/15/26	EUR	600	754,890
	MetLife, Inc.
	6.500%, 12/15/32		500	685,376
	Microsoft Corp.
	2.400%, 08/08/26		500	501,514
	Molson Coors Brewing Co.
	1.250%, 07/15/24	EUR	800	921,676
	Morgan Stanley
	1.375%, 10/27/26	EUR	800	949,496
	Motorola Solutions, Inc.
	4.600%, 05/23/29		1,000	1,062,315
	Nordstrom, Inc.
#	6.950%, 03/15/28		500	587,945
	NVIDIA Corp.
	3.200%, 09/16/26		600	619,037
	ONEOK, Inc.
	4.000%, 07/13/27		500	522,050
	Oracle Corp.
	3.400%, 07/08/24		2,000	2,092,200
	O'Reilly Automotive, Inc.
	3.600%, 09/01/27		600	622,424
	PepsiCo, Inc.
	0.875%, 07/18/28	EUR	900	1,057,991
	Pfizer, Inc.
	3.450%, 03/15/29		600	635,532
	PPG Industries, Inc.
	1.400%, 03/13/27	EUR	800	942,365
	Principal Financial Group, Inc.
	3.100%, 11/15/26		800	814,274
	Procter & Gamble Co. (The)
	1.200%, 10/30/28	EUR	1,000	1,217,342

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Progressive Corp. (The)
6.250%, 12/01/32		500	$668,454
Prudential Financial, Inc.
3.878%, 03/27/28		600	655,019
QUALCOMM, Inc.
3.450%, 05/20/25		1,000	1,042,203
Quest Diagnostics, Inc.
4.200%, 06/30/29		1,000	1,082,642
Roper Technologies, Inc.
4.200%, 09/15/28		1,000	1,084,754
salesforce.com, Inc.
3.700%, 04/11/28		1,000	1,082,461
Spirit AeroSystems, Inc.
4.600%, 06/15/28		1,000	1,067,847
Starbucks Corp.
4.000%, 11/15/28		500	547,140
Stryker Corp.
3.650%, 03/07/28		1,000	1,067,828
SunTrust Bank
2.450%, 08/01/22		1,000	1,001,124
Sysco Corp.
3.300%, 07/15/26		1,000	1,032,337
Tapestry, Inc.
4.250%, 04/01/25		1,000	1,047,795
Thermo Fisher Scientific, Inc.
1.375%, 09/12/28	EUR	900	1,082,421
TJX Cos. Inc
2.750%, 06/15/21		315	318,637
Total System Services, Inc.
4.450%, 06/01/28		500	538,769
TWDC Enterprises 18 Corp.
2.758%, 10/07/24	CAD	1,000	775,746
United Parcel Service, Inc.
1.000%, 11/15/28	EUR	800	936,505
UnitedHealth Group, Inc.
3.875%, 12/15/28		1,000	1,087,453
US Bancorp
0.850%, 06/07/24	EUR	500	576,500
Verizon Communications, Inc.
2.625%, 12/01/31	EUR	800	1,082,994
VF Corp.
0.625%, 09/20/23	EUR	700	797,032
VMware, Inc.
3.900%, 08/21/27		1,100	1,115,124
Walgreens Boots Alliance, Inc.
3.600%, 11/20/25	GBP	700	921,186
Walmart, Inc.
5.750%, 12/19/30	GBP	1,000	1,768,061
Wells Fargo & Co.
1.000%, 02/02/27	EUR	900	1,049,062
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Whirlpool Corp.
4.750%, 02/26/29		500	$546,523
Whirlpool Finance Luxembourg Sarl
1.100%, 11/09/27	EUR	650	740,173
TOTAL UNITED STATES			119,062,674
TOTAL BONDS			288,214,475
AGENCY OBLIGATIONS — (7.5%)
Federal Farm Credit Bank
2.630%, 08/03/26		1,000	1,030,350
Federal Home Loan Bank
3.125%, 09/12/25		3,000	3,177,346
3.250%, 06/09/28		4,400	4,737,609
3.250%, 11/16/28		500	541,930
Federal Home Loan Mortgage Corp.
6.750%, 09/15/29		1,600	2,244,425
6.750%, 03/15/31		1,200	1,733,226
6.250%, 07/15/32		400	572,186
Federal National Mortgage Association
2.000%, 10/05/22		2,000	2,007,854
6.250%, 05/15/29		1,000	1,352,108
Tennessee Valley Authority
2.875%, 09/15/24		1,800	1,875,397
2.875%, 02/01/27		4,000	4,175,486
TOTAL AGENCY OBLIGATIONS			23,447,917
U.S. TREASURY OBLIGATIONS — (0.5%)
U.S. Treasury Notes
2.125%, 12/31/22		1,500	1,514,590
TOTAL INVESTMENT SECURITIES			313,176,982

		Shares
SECURITIES LENDING COLLATERAL — (0.5%)
@§	DFA Short Term Investment Fund	147,984	1,712,326
TOTAL INVESTMENTS — (100.0%)
(Cost $302,344,373)^^			$314,889,308

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
As of July 31, 2019, DFA Global Sustainability Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	670,333	NOK	5,699,314	Citibank, N.A.	08/01/19	$26,837
USD	618,640	EUR	546,670	State Street Bank and Trust	08/02/19	13,476
USD	657,326	DKK	4,365,981	State Street Bank and Trust	08/02/19	10,111
USD	1,327,428	EUR	1,190,849	State Street Bank and Trust	08/02/19	9,157
USD	1,571,011	EUR	1,400,008	State Street Bank and Trust	08/02/19	21,202
USD	1,818,879	DKK	11,900,830	Citibank, N.A.	08/02/19	54,696
USD	2,098,630	EUR	1,854,385	State Street Bank and Trust	08/02/19	45,825
USD	20,591,863	JPY	2,213,472,069	State Street Bank and Trust	08/02/19	245,581
USD	105,275,632	EUR	92,298,192	State Street Bank and Trust	08/02/19	3,101,492
USD	45,063,791	GBP	36,122,370	State Street Bank and Trust	08/09/19	1,120,938
USD	68,062	SEK	644,917	Citibank, N.A.	08/19/19	1,224
USD	4,503,780	SEK	42,117,824	State Street Bank and Trust	08/19/19	138,758
USD	2,387,357	AUD	3,390,176	State Street Bank and Trust	08/26/19	66,912
USD	12,277,195	CAD	16,174,530	State Street Bank and Trust	08/28/19	15,445
USD	655,976	NOK	5,721,179	Goldman Sachs International	08/30/19	9,477
USD	2,455,224	DKK	16,360,589	Australia and New Zealand Banking Group Ltd.	09/30/19	17,664
USD	20,479,300	JPY	2,214,023,314	Citibank, N.A.	09/30/19	36,676
USD	109,243,927	EUR	97,517,001	Citibank, N.A.	09/30/19	775,192
Total Appreciation						$5,710,663
DKK	16,266,811	USD	2,429,104	Australia and New Zealand Banking Group Ltd.	08/02/19	$(17,706)
EUR	97,290,104	USD	108,488,195	Citibank, N.A.	08/02/19	(788,006)
JPY	2,213,472,069	USD	20,388,450	Citibank, N.A.	08/02/19	(42,167)
NOK	5,699,314	USD	652,922	Goldman Sachs International	08/01/19	(9,426)
Total (Depreciation)						$(857,305)
Total Appreciation (Depreciation)						$4,853,358
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$3,645,404	—	$3,645,404
Austria	—	3,868,512	—	3,868,512
Belgium	—	5,089,797	—	5,089,797
Canada	—	26,976,343	—	26,976,343
Denmark	—	5,466,709	—	5,466,709
Finland	—	6,398,060	—	6,398,060
France	—	16,110,898	—	16,110,898
Germany	—	19,358,233	—	19,358,233
Ireland	—	1,317,304	—	1,317,304
Japan	—	5,353,238	—	5,353,238
Luxembourg	—	2,943,994	—	2,943,994
Netherlands	—	18,040,419	—	18,040,419
Norway	—	2,625,971	—	2,625,971
Singapore	—	321,389	—	321,389
Spain	—	1,817,129	—	1,817,129
Supranational Organization Obligations	—	23,523,901	—	23,523,901
Sweden	—	5,573,335	—	5,573,335

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$1,916,716	—	$1,916,716
United Kingdom	—	18,804,449	—	18,804,449
United States	—	119,062,674	—	119,062,674
Agency Obligations	—	23,447,917	—	23,447,917
U.S. Treasury Obligations	—	1,514,590	—	1,514,590
Securities Lending Collateral	—	1,712,326	—	1,712,326
Forward Currency Contracts**	—	4,853,358	—	4,853,358
TOTAL	—	$319,742,666	—	$319,742,666
** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2019, the Fund consisted of one hundred and two operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2005 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio, and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Emerging Markets Targeted Value Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large

Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio and Emerging Markets Sustainability Core 1 Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.
5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2019, the DFA Commodity Strategy Portfolio held $351,957,354 in the Subsidiary, representing 21.55% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2019, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$325,549
U.S. Large Cap Value Portfolio	19,250,259
U.S. Targeted Value Portfolio	10,790,217
U.S. Small Cap Value Portfolio	13,676,515
U.S. Core Equity 1 Portfolio	18,909,603
U.S. Core Equity 2 Portfolio	19,928,973
U.S. Vector Equity Portfolio	3,475,106
U.S. Small Cap Portfolio	16,710,475
U.S. Micro Cap Portfolio	5,524,476
DFA Real Estate Securities Portfolio	7,143,778
Large Cap International Portfolio	4,631,539
International Core Equity Portfolio	28,479,854
International Small Company Portfolio	11,954,762
Global Small Company Portfolio	41,159
Japanese Small Company Portfolio	553,467
Asia Pacific Small Company Portfolio	345,944
United Kingdom Small Company Portfolio	27,212
Continental Small Company Portfolio	648,926
DFA International Real Estate Securities Portfolio	5,838,999
DFA Global Real Estate Securities Portfolio	7,413,057
DFA International Small Cap Value Portfolio	13,839,446
International Vector Equity Portfolio	2,439,196
World ex U.S. Value Portfolio	269,898
World ex U.S. Targeted Value Portfolio	562,205
World ex U.S. Core Equity Portfolio	3,580,938
Selectively Hedged Global Equity Portfolio	345,168
Emerging Markets Portfolio	4,186,312
Emerging Markets Small Cap Portfolio	6,691,621

Federal Tax Cost
Emerging Markets Value Portfolio	$17,136,357
Emerging Markets Core Equity Portfolio	26,073,482
U.S. Large Cap Equity Portfolio	1,251,323
DFA Commodity Strategy Portfolio	2,458,881
DFA One-Year Fixed Income Portfolio	7,692,448
DFA Two-Year Global Fixed Income Portfolio	5,371,410
DFA Selectively Hedged Global Fixed Income Portfolio	1,207,217
DFA Short-Term Government Portfolio	2,376,516
DFA Five-Year Global Fixed Income Portfolio	15,007,791
DFA World ex U.S. Government Fixed Income Portfolio	1,355,229
DFA Intermediate Government Fixed Income Portfolio	5,159,947
DFA Short-Term Extended Quality Portfolio	6,068,505
DFA Intermediate-Term Extended Quality Portfolio	1,757,513
DFA Targeted Credit Portfolio	756,251
DFA Investment Grade Portfolio	9,633,793
DFA Inflation-Protected Securities Portfolio	4,600,453
DFA Short-Term Municipal Bond Portfolio	2,535,421
DFA Intermediate-Term Municipal Bond Portfolio	1,949,127
DFA California Short-Term Municipal Bond Portfolio	1,228,580
DFA California Intermediate-Term Municipal Bond Portfolio	505,962
DFA NY Municipal Bond Portfolio	116,279
Dimensional Retirement Income Fund	17,595
Dimensional 2045 Target Date Retirement Income Fund	66,988
Dimensional 2050 Target Date Retirement Income Fund	54,382
Dimensional 2055 Target Date Retirement Income Fund	27,135
Dimensional 2060 Target Date Retirement Income Fund	18,561
Dimensional 2005 Target Date Retirement Income Fund	6,703
Dimensional 2010 Target Date Retirement Income Fund	18,333
Dimensional 2015 Target Date Retirement Income Fund	46,927
Dimensional 2020 Target Date Retirement Income Fund	106,815
Dimensional 2025 Target Date Retirement Income Fund	144,379
Dimensional 2030 Target Date Retirement Income Fund	138,988
Dimensional 2035 Target Date Retirement Income Fund	111,416
Dimensional 2040 Target Date Retirement Income Fund	93,373
DFA Short-Duration Real Return Portfolio	1,488,995
DFA Municipal Real Return Portfolio	826,753
DFA Municipal Bond Portfolio	487,873
World Core Equity Portfolio	758,685
DFA LTIP Portfolio	200,539
U.S. Social Core Equity 2 Portfolio	923,380
U.S. Sustainability Core 1 Portfolio	1,531,758
International Sustainability Core 1 Portfolio	1,185,844
International Social Core Equity Portfolio	1,168,954
Emerging Markets Social Core Equity Portfolio	1,267,422
Tax-Managed U.S. Marketwide Value Portfolio	2,967,624
Tax-Managed U.S. Equity Portfolio	1,991,618
Tax-Managed U.S. Targeted Value Portfolio	3,517,605
Tax-Managed U.S. Small Cap Portfolio	2,229,218

Federal Tax Cost
T.A. U.S. Core Equity 2 Portfolio	$6,376,698
Tax-Managed DFA International Value Portfolio	3,654,390
T.A. World ex U.S. Core Equity Portfolio	3,418,191
VA U.S. Targeted Value Portfolio	349,100
VA U.S. Large Value Portfolio	450,737
VA International Value Portfolio	324,507
VA International Small Portfolio	249,050
VA Short-Term Fixed Portfolio	319,675
VA Global Bond Portfolio	390,087
VIT Inflation-Protected Securities Portfolio	154,669
DFA VA Global Moderate Allocation Portfolio	112,228
U.S. Large Cap Growth Portfolio	1,529,558
U.S. Small Cap Growth Portfolio	587,383
International Large Cap Growth Portfolio	332,972
International Small Cap Growth Portfolio	190,202
DFA Social Fixed Income Portfolio	281,083
DFA Diversified Fixed Income Portfolio	983,406
U.S. High Relative Profitability Portfolio	1,291,142
International High Relative Profitability Portfolio	547,726
VA Equity Allocation Portfolio	60,306
DFA MN Municipal Bond Portfolio	69,998
DFA California Municipal Real Return Portfolio	131,247
DFA Global Core Plus Fixed Income Portfolio	1,274,843
Emerging Markets Sustainability Core 1 Portfolio	245,333
Emerging Markets Targeted Value Portfolio	114,419
DFA Global Sustainability Fixed Income Portfolio	302,344

RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolios’ financial statements.
In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolios’ adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolios’ net assets or results of operations.

OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”) and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims were preempted by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the Supreme Court ), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. The Second Circuit’s review is pending.
On January 6, 2017, the Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee has advised that he intends to appeal the dismissal order to the Second Circuit. The Trustee also moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision.
Litigation counsel to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio arising from the Lawsuits. Until The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio at this time.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio also cannot quantify the cost of the Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys’ fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series,

The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series , The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.